UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-09253

                             Wells Fargo Funds Trust
               (Exact name of registrant as specified in charter)

                     525 Market St., San Francisco, CA 94105
               (Address of principal executive offices) (Zip code)

                                C. David Messman
                        Wells Fargo Funds Management, LLC
                     525 Market St., San Francisco, CA 94105
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 800-643-9691

Date of fiscal year end:          September 30, 2007

Date of reporting period:         September 30, 2007


ITEM 1.  REPORT TO SHAREHOLDERS
===============================


                                                               -----------------
                                                       [LOGO]  WELLS  ADVANTAGE
                                                               FARGO  FUNDS
                                                               -----------------

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[GRAPHIC OMITTED]           ANNUAL REPORT
                            September 30, 2007

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                            WELLS FARGO ADVANTAGE INTERNATIONAL STOCK FUNDS

                            o  WELLS FARGO ADVANTAGE EMERGING MARKETS FOCUS FUND

                            o  WELLS FARGO ADVANTAGE INTERNATIONAL CORE FUND

                            o  WELLS FARGO ADVANTAGE INTERNATIONAL EQUITY FUND

WANT TO RECEIVE YOUR ANNUAL AND SEMI-ANNUAL REPORTS FASTER?

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Contents
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LETTER TO SHAREHOLDERS ....................................................    2

PERFORMANCE HIGHLIGHTS
Emerging Markets Focus Fund ...............................................    4
International Core Fund ...................................................   10
International Equity Fund .................................................   14

FUND EXPENSES .............................................................   20

PORTFOLIO OF INVESTMENTS
Emerging Markets Focus Fund ...............................................   22
International Core Fund ...................................................   27
International Equity Fund .................................................   31

FINANCIAL STATEMENTS
Statements of Assets and Liabilities ......................................   40
Statements of Operations ..................................................   41
Statements of Changes in Net Assets .......................................   42
Financial Highlights ......................................................   46

NOTES TO FINANCIAL STATEMENTS .............................................   50

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM ...................   58

OTHER INFORMATION .........................................................   59

LIST OF ABBREVIATIONS .....................................................   62

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The views expressed are as of September 30, 2007, and are those of the Fund managers. The views are subject to change at any time in response to changing circumstances in the market and are not intended to predict or guarantee the future performance of any individual security, market sector or the markets generally, or the WELLS FARGO ADVANTAGE INTERNATIONAL STOCK FUNDS.

              -----------------------------------------------------
              NOT FDIC INSURED o NO BANK GUARANTEE o MAY LOSE VALUE
              -----------------------------------------------------

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[GRAPHIC OMITTED]

WELLS FARGO INVESTMENT HISTORY

1971   INTRODUCED ONE OF THE FIRST INSTITUTIONAL INDEX FUNDS.

1978 ONE OF THE FIRST FIRMS TO APPLY ASSET ALLOCATION THEORY TO INVESTMENT PORTFOLIO MANAGEMENT.

1985 ONE OF THE FIRST FIRMS TO CREATE A THREE- WAY ASSET ALLOCATION FUND THAT "TILTS" INVESTMENTS TOWARD PORTIONS OF THE MARKET THAT OUR PROPRIETARY MODELS INDICATE WILL PERFORM BETTER.

1994 INTRODUCED TARGET DATE FUNDS THAT AUTOMATICALLY REALLOCATE THE ASSET MIX OVER SPECIFIC TIME HORIZONS.

1997 WELLS FARGO LAUNCHED THE WEALTHBUILDER PORTFOLIOS, A UNIQUE "FUND OF FUNDS" THAT USES FLEXIBLE ASSET ALLOCATION STRATEGIES TO SHIFT ASSETS.

1999 REORGANIZED THE NORWEST ADVANTAGE FUNDS(R) AND STAGECOACH FUNDS(R) INTO THE WELLS FARGO FUNDS(R).

2003 EXPANDED FIXED-INCOME, SMALL CAP, AND EMERGING MARKETS LINEUP FROM MONTGOMERY ASSET MANAGEMENT, LLC.

2004 ADDED ADDITIONAL LARGE CAP AND MID CAP FUNDS TO THE LINEUP BY ADOPTING THE COOKE & BIELER VALUE FUNDS.

2005 WELLS FARGO FUNDS MERGED WITH STRONG FUNDS TO BECOME WELLS FARGO ADVANTAGE FUNDS, FORMING A FUND FAMILY OF OVER 120 FUNDS AND PLACING IT AMONG THE TOP 20 MUTUAL FUND FAMILIES IN THE UNITED STATES.

2006 ENHANCED AND RENAMED THE WELLS FARGO ADVANTAGE OUTLOOK FUNDS(SM) TO THE WELLS FARGO ADVANTAGE DOW JONES TARGET DATE FUNDS(SM), WHICH SEEK TO REPLICATE RETURNS OF THE APPROPRIATE DOW JONES TARGET DATE INDEXES, THE FIRST LIFE CYCLE INDEXES IN THE INVESTMENT INDUSTRY.

--------------------------------------------------------------------------------

WELLS FARGO ADVANTAGE FUNDS(R)

Integrity. Expertise. Solutions.

GUIDED BY A DISTINGUISHED HERITAGE. Since 1852 Wells Fargo has distinguished itself by safely delivering people and their valuables to distant destinations. To meet the needs of a vibrant, expanding nation, the company successfully forged partnerships with local specialists who knew the terrain.

Although much has changed since then, WELLS FARGO ADVANTAGE FUNDS continues to put the same time and effort into selecting independent portfolio management teams who oversee our Funds. It's our way of maintaining this early commitment to integrity and expertise and to providing solutions that help you reach your destination.

INDEPENDENT THINKING. With a primary focus on delivering long-term performance and risk management, our approach offers investors access to the strategic thinking of independent investment teams from 15 different management firms. While each of our teams concentrates on a specific strategy, collectively they provide in-depth knowledge and insight across distinct investment styles.

TIME-TESTED APPROACH. Our teams are chosen for their expertise in particular investment styles and for their consistent, repeatable processes. All remain independent and free to concentrate solely on managing money and producing results. Our strict adherence to this approach provides a consistent focus on long-term results and allows investors to tap into the expertise of leading institutional investment managers to create fully diversified portfolios.

SOLUTIONS FOR EVERY STAGE. WELLS FARGO ADVANTAGE FUNDS provides investors with strategic investment solutions that help navigate the complex and ever-changing investment landscape. Our diverse family of mutual funds includes more than 120 Funds that cover a broad spectrum of investment styles and asset classes, and each Fund has its own disciplined approach to investing.

NOT PART OF THE ANNUAL REPORT.

WELLS FARGO ADVANTAGE FUNDS OFFERS MORE THAN 120 MUTUAL FUNDS ACROSS A WIDE RANGE OF ASSET CLASSES, REPRESENTING OVER $143 BILLION IN ASSETS UNDER MANAGEMENT, AS OF SEPTEMBER 30, 2007.

EQUITY FUNDS
--------------------------------------------------------------------------------
Asia Pacific Fund
C&B Large Cap Value Fund
C&B Mid Cap Value Fund
Capital Growth Fund
Common Stock Fund
Discovery Fund
Diversified Equity Fund
Diversified Small Cap Fund
Dividend Income Fund
Emerging Growth Fund
Emerging Markets Focus Fund
Endeavor Large Cap Fund
Endeavor Select Fund
Enterprise Fund
Equity Income Fund
Equity Index Fund
Equity Value Fund
Growth and Income Fund
Growth Fund
Growth Equity Fund
Index Fund
International Core Fund
International Equity Fund
International Value Fund
Large Cap Appreciation Fund
Large Cap Growth Fund
Large Company Core Fund
Large Company Growth Fund
Mid Cap Disciplined Fund
Mid Cap Growth Fund
Opportunity Fund
Overseas Fund
Small Cap Disciplined Fund
Small Cap Growth Fund
Small Cap Opportunities Fund
Small Cap Value Fund
Small Company Growth Fund
Small Company Value Fund
Small/Mid Cap Value Fund
Specialized Financial Services Fund
Specialized Health Sciences Fund
Specialized Technology Fund
Strategic Small Cap Value Fund
U.S. Value Fund
Value Fund

BOND FUNDS
--------------------------------------------------------------------------------
California Limited-Term Tax-Free Fund
California Tax-Free Fund
Colorado Tax-Free Fund
Corporate Bond Fund
Diversified Bond Fund
Government Securities Fund 1
High Income Fund
High Yield Bond Fund
Income Plus Fund
Inflation-Protected Bond Fund
Intermediate Government Income Fund 1
Intermediate Tax-Free Fund
Minnesota Tax-Free Fund
Municipal Bond Fund
National Limited-Term Tax-Free Fund
National Tax-Free Fund
Nebraska Tax-Free Fund
Short Duration Government Bond Fund 1
Short-Term Bond Fund
Short-Term High Yield Bond Fund
Short-Term Municipal Bond Fund
Stable Income Fund
Strategic Income Fund
Total Return Bond Fund
Ultra Short-Term Income Fund
Ultra Short-Term Municipal Income Fund
Ultra-Short Duration Bond Fund
Wisconsin Tax-Free Fund

ASSET ALLOCATION FUNDS
--------------------------------------------------------------------------------
Aggressive Allocation Fund
Asset Allocation Fund
Balanced Fund
Conservative Allocation Fund
Growth Balanced Fund
Moderate Balanced Fund
Life Stage-Aggressive Portfolio
Life Stage-Conservative Portfolio
Life Stage-Moderate Portfolio
WealthBuilder Conservative Allocation Portfolio
WealthBuilder Equity Portfolio
WealthBuilder Growth Allocation Portfolio
WealthBuilder Growth Balanced Portfolio
WealthBuilder Moderate Balanced Portfolio
WealthBuilder Tactical Equity Portfolio
Target Today Fund 2
Target 2010 Fund 2
Target 2015 Fund 2
Target 2020 Fund 2
Target 2025 Fund 2
Target 2030 Fund 2
Target 2035 Fund 2
Target 2040 Fund 2
Target 2045 Fund 2
Target 2050 Fund 2

MONEY MARKET FUNDS
--------------------------------------------------------------------------------
100% Treasury Money Market Fund 1
California Tax-Free Money Market Fund
California Tax-Free Money Market Trust
Cash Investment Money Market Fund
Government Money Market Fund 1
Heritage Money Market Fund
Liquidity Reserve Money Market Fund
Minnesota Money Market Fund
Money Market Fund
Money Market Trust
Municipal Money Market Fund
National Tax-Free Money Market Fund
National Tax-Free Money Market Trust
Overland Express Sweep Fund
Prime Investment Money Market Fund
Treasury Plus Money Market Fund 1

VARIABLE TRUST FUNDS 3
--------------------------------------------------------------------------------
VT Asset Allocation Fund
VT C&B Large Cap Value Fund
VT Discovery Fund
VT Equity Income Fund
VT International Core Fund
VT Large Company Core Fund
VT Large Company Growth Fund
VT Money Market Fund
VT Opportunity Fund
VT Small Cap Growth Fund
VT Small/Mid Cap Value Fund
VT Total Return Bond Fund

AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE WELLS FARGO ADVANTAGE MONEY MARKET FUNDS SEEK TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN A MONEY MARKET FUND.

--------------------------------------------------------------------------------
1 The U.S. Government guarantee applies to certain of the underlying securities and NOT to shares of the Fund.

2 The full name of this Fund series is the WELLS FARGO ADVANTAGE DOW JONES TARGET DATE FUNDS(SM).

3 The Variable Trust Funds are generally available only through insurance company variable contracts.

NOT PART OF THE ANNUAL REPORT.

2  Wells Fargo Advantage International Stock Funds        Letter to Shareholders


[PHOTO OMITTED]

---------------------------
KARLA M. RABUSCH,
President
WELLS FARGO ADVANTAGE FUNDS
---------------------------

--------------------------------------------------------------------------------

IN THE CREDIT MARKETS, EUROPE AND BRITAIN EXPERIENCED SOME OF THE SAME CONCERNS OVER LIQUIDITY AS THE U.S. CREDIT MARKETS, WHICH RESULTED IN TIGHTER LENDING PRACTICES OVERSEAS. NEVERTHELESS, THERE HAS BEEN LITTLE EVIDENCE OF SLOWING IN THE EUROPEAN OR ASIAN ECONOMIES.

--------------------------------------------------------------------------------

Dear Valued Shareholder,

You may have noticed that your annual report for the 12-month period that ended September 30, 2007, has a new look. We would like to call your attention to a few enhancements. First, we have redesigned your annual shareholder report so that Fund performance is at the beginning of the section for each Fund. Second, we have allocated more space for our letter to you and for the portfolio manager discussions of the Funds in each report. Third, you may want to look for "Fund Highlights" at the beginning of each commentary on the page following the Fund's performance. Our goal is to offer you a high-level overview of how the Fund performed followed by a discussion of the details that affected Fund performance, changes made to the Fund, and the portfolio manager's outlook for the Fund. We will continue to provide you with a general overview of the economy and the asset classes that are represented in each report. We hope that you find these improvements helpful and informative.

IN GLOBAL MARKETS, EQUITY GROWTH WAS BRISK IN SPITE OF OCCASIONAL MARKET CORRECTIONS.

Overall, international stocks outperformed domestic U.S. stocks during the entire reporting period. In fact, the benchmark Morgan Stanley Capital International Europe, Australasia, and Far East Stock Index (MSCI EAFE 1) outperformed the S&P 500 Index in each of the four financial quarters that made up the 12-month reporting period. The MSCI EAFE outperformed the S&P 500 Index by more than 8% for the entire 12 months. In addition to benefiting from a weaker U.S. dollar, international stocks were lifted by solid economic conditions abroad and a high level of corporate merger and acquisition activity. By the summer of 2007, emerging market stocks specifically benefited from a perceived distance from the credit crunch in the Western markets.

The currency strength of the euro and the British pound against the U.S. dollar contributed to the United States having a surge in exports. In the credit markets, Europe and Britain experienced some of the same concerns over liquidity as the U.S. credit markets, which resulted in tighter lending practices overseas. Nevertheless, there has been little evidence of slowing in the European or Asian economies.

The Asian economies were especially strong during the 12-month period and, looking ahead, could potentially benefit from any U.S. interest rate cuts and the continued growth of China's economy. In addition, liquidity conditions in the region were supportive of the equity markets during the period. Japan, in particular, experienced some slowing of its economy, but its policy makers seemed intent on providing support for its financial markets.

While the currency strength of the euro and British pound contributed to a surge in exports for the United States, the imbalance became somewhat of a concern for exporters in Europe and Britain. Furthermore, inflation continues to put pressure on the housing market in Britain along with the expectation that interest rates will rise.

Letter to Shareholders        Wells Fargo Advantage International Stock Funds  3


THE UNCERTAINTY OF GLOBAL AND DOMESTIC MARKET FORCES SUPPORTS OUR BELIEF THAT SUCCESSFUL INVESTING INCLUDES A BALANCED APPROACH OF OWNING A DIVERSIFIED PORTFOLIO WHILE KEEPING A LONG-TERM PERSPECTIVE.

While diversification may not prevent losses in a downturn, it may help to reduce them and provide you with one way of managing risk. Our diverse family of mutual funds may also help. We offer more than 120 Funds that cover a broad spectrum of investment styles and asset classes. Each Fund is managed according to a disciplined approach to investing that features the strategic thinking of portfolio managers chosen for their in-depth knowledge and methodology. We believe that our insistence on seeking investment teams who share our dedication to pursuing consistent long-term results offers you a way to navigate changing market conditions and move forward with your financial planning.

Thank you for choosing WELLS FARGO ADVANTAGE FUNDS. We appreciate your confidence in us. Through each market cycle, we are committed to helping you meet your financial needs. If you have any questions about your investment, please contact your investment professional or call us at 1-800-222-8222. You may also want to visit our Web site at WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

Sincerely,

/s/ Karla M. Rabusch

Karla M. Rabusch
President
WELLS FARGO ADVANTAGE FUNDS

--------------------------------------------------------------------------------
1 The Morgan Stanley Capital International Europe, Australasia, and Far East ("MSCI EAFE") Stock Index is an unmanaged group of securities widely regarded by investors to be representations of the stock markets of Europe, Australasia, and the Far East. You cannot invest directly in an index.

4  Wells Fargo Advantage International Stock Funds        Performance Highlights


WELLS FARGO ADVANTAGE EMERGING MARKETS FOCUS FUND
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE

The WELLS FARGO ADVANTAGE EMERGING MARKETS FOCUS FUND (the Fund) seeks long-term capital appreciation.

INVESTMENT ADVISER

Wells Fargo Funds Management, LLC

SUBADVISER

Wells Capital Management Incorporated

PORTFOLIO MANAGERS

Anthony L.T. Cragg
Alison Shimada

FUND INCEPTION

December 31, 1997

PERFORMANCE SUMMARY

12-MONTH TOTAL RETURN AS OF SEPTEMBER 30, 2007 (EXCLUDING SALES CHARGES)

----------------------------------------------------------------------
EMERGING MARKETS FOCUS FUND                          1 YEAR
----------------------------------------------------------------------
Class A                                              45.23%
----------------------------------------------------------------------
BENCHMARK
  MSCI Emerging Markets Index(SM) 1                  58.63%
----------------------------------------------------------------------

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE SHOWN WITHOUT SALES CHARGES WOULD BE LOWER IF SALES CHARGES WERE REFLECTED. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE ON THE FUNDS' WEB SITE - WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

FOR CLASS A SHARES, THE MAXIMUM FRONT-END SALES CHARGE IS 5.75%. PERFORMANCE INCLUDING SALES CHARGE ASSUMES THE SALES CHARGE FOR THE CORRESPONDING TIME PERIOD. NET AND GROSS EXPENSE RATIOS FOR CLASS A SHARES ARE 1.90% AND 2.01%, RESPECTIVELY. THE INVESTMENT ADVISER HAS CONTRACTUALLY COMMITTED THROUGH JANUARY 31, 2009, TO WAIVE FEES AND/OR REIMBURSE EXPENSES TO THE EXTENT NECESSARY TO MAINTAIN THE NET OPERATING EXPENSE RATIO SHOWN.

THE FUND HAS A REDEMPTION FEE OF 2.00% DEDUCTED FROM THE NET PROCEEDS OF SHARES REDEEMED OR EXCHANGED WITHIN 30 DAYS AFTER PURCHASE. PERFORMANCE DATA DOES NOT REFLECT THE DEDUCTION OF THIS FEE, WHICH, IF REFLECTED, WOULD REDUCE THE PERFORMANCE.

--------------------------------------------------------------------------------
GROWTH OF $10,000 INVESTMENTS 2
(AS OF SEPTEMBER 30, 2007)
--------------------------------------------------------------------------------

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                                                   WELLS FARGO ADVANTAGE EMERGING
                 WELLS FARGO ADVANTAGE EMERGING  MARKETS FOCUS FUND - Administrator
                  MARKETS FOCUS FUND - Class A                 Class                 MSCI Emerging Markets Free Index
     12/31/1997             $  9,425                          $ 10,000                           $  10000
      1/31/1998             $  8,921                          $  9,470                           $  9,216
      2/28/1998             $  9,963                          $ 10,580                           $ 10,178
      3/31/1998             $ 10,768                          $ 11,440                           $ 10,619
      4/30/1998             $ 11,281                          $ 11,990                           $ 10,504
      5/31/1998             $  9,743                          $ 10,360                           $  9,064
      6/30/1998             $  8,780                          $  9,340                           $  8,113
      7/31/1998             $  9,029                          $  9,610                           $  8,371
      8/31/1998             $  6,518                          $  6,940                           $  5,950
      9/30/1998             $  7,210                          $  7,680                           $  6,328
     10/31/1998             $  7,769                          $  8,280                           $  6,994
     11/30/1998             $  7,972                          $  8,500                           $  7,576
     12/31/1998             $  7,429                          $  7,924                           $  7,466
      1/31/1999             $  7,780                          $  8,302                           $  7,346
      2/28/1999             $  7,672                          $  8,190                           $  7,417
      3/31/1999             $  9,207                          $  9,834                           $  8,395
      4/30/1999             $ 10,226                          $ 10,927                           $  9,433
      5/31/1999             $ 10,690                          $ 11,427                           $  9,378
      6/30/1999             $ 12,556                          $ 13,429                           $ 10,443
      7/31/1999             $ 12,455                          $ 13,327                           $ 10,159
      8/31/1999             $ 11,543                          $ 12,356                           $ 10,251
      9/30/1999             $ 11,405                          $ 12,214                           $  9,904
     10/31/1999             $ 12,057                          $ 12,918                           $ 10,115
     11/30/1999             $ 14,701                          $ 15,757                           $ 11,022
     12/31/1999             $ 16,434                          $ 17,623                           $ 12,424
      1/31/2000             $ 16,465                          $ 17,664                           $ 12,498
      2/29/2000             $ 16,584                          $ 17,799                           $ 12,663
      3/31/2000             $ 17,619                          $ 18,918                           $ 12,725
      4/30/2000             $ 15,845                          $ 17,021                           $ 11,519
      5/31/2000             $ 14,989                          $ 16,109                           $ 11,043
      6/30/2000             $ 15,976                          $ 17,177                           $ 11,432
      7/31/2000             $ 15,410                          $ 16,576                           $ 10,844
      8/31/2000             $ 16,337                          $ 17,581                           $ 10,897
      9/30/2000             $ 14,992                          $ 16,140                           $  9,945
     10/31/2000             $ 14,350                          $ 15,456                           $  9,224
     11/30/2000             $ 12,958                          $ 13,963                           $  8,418
     12/31/2000             $ 13,530                          $ 14,586                           $  8,621
      1/31/2001             $ 14,778                          $ 15,938                           $  9,808
      2/28/2001             $ 13,933                          $ 15,033                           $  9,040
      3/31/2001             $ 12,983                          $ 14,014                           $  8,152
      4/30/2001             $ 13,632                          $ 14,721                           $  8,555
      5/31/2001             $ 14,117                          $ 15,252                           $  8,657
      6/30/2001             $ 13,466                          $ 14,555                           $  8,480
      7/31/2001             $ 12,412                          $ 13,422                           $  7,944
      8/31/2001             $ 12,233                          $ 13,235                           $  7,865
      9/30/2001             $ 10,393                          $ 11,249                           $  6,648
     10/31/2001             $ 10,917                          $ 11,821                           $  7,060
     11/30/2001             $ 12,002                          $ 13,006                           $  7,798
     12/31/2001             $ 13,052                          $ 14,039                           $  8,417
      1/31/2002             $ 13,633                          $ 14,678                           $  8,702
      2/28/2002             $ 13,952                          $ 14,982                           $  8,845
      3/31/2002             $ 14,513                          $ 15,611                           $  9,377
      4/30/2002             $ 14,784                          $ 15,904                           $  9,438
      5/31/2002             $ 15,084                          $ 16,239                           $  9,287
      6/30/2002             $ 14,029                          $ 15,108                           $  8,590
      7/31/2002             $ 13,333                          $ 14,354                           $  7,937
      8/31/2002             $ 13,110                          $ 14,113                           $  8,059
      9/30/2002             $ 11,552                          $ 12,447                           $  7,190
     10/31/2002             $ 12,278                          $ 13,243                           $  7,656
     11/30/2002             $ 12,742                          $ 13,746                           $  8,183
     12/31/2002             $ 12,329                          $ 13,298                           $  7,912
      1/31/2003             $ 12,087                          $ 13,057                           $  7,877
      2/28/2003             $ 11,739                          $ 12,680                           $  7,665
      3/31/2003             $ 11,661                          $ 12,596                           $  7,447
      4/30/2003             $ 13,452                          $ 14,545                           $  8,111
      5/31/2003             $ 14,090                          $ 15,237                           $  8,693
      6/30/2003             $ 14,777                          $ 15,986                           $  9,188
      7/31/2003             $ 15,765                          $ 17,062                           $  9,763
      8/31/2003             $ 16,887                          $ 18,285                           $ 10,419
      9/30/2003             $ 17,197                          $ 18,612                           $ 10,495
     10/31/2003             $ 18,726                          $ 20,278                           $ 11,388
     11/30/2003             $ 19,190                          $ 20,784                           $ 11,528
     12/31/2003             $ 21,116                          $ 22,882                           $ 12,364
      1/31/2004             $ 20,894                          $ 22,640                           $ 12,803
      2/29/2004             $ 21,358                          $ 23,156                           $ 13,394
      3/31/2004             $ 21,377                          $ 23,178                           $ 13,566
      4/30/2004             $ 18,939                          $ 20,531                           $ 12,457
      5/31/2004             $ 18,465                          $ 20,035                           $ 12,211
      6/30/2004             $ 18,445                          $ 20,004                           $ 12,267
      7/31/2004             $ 18,010                          $ 19,540                           $ 12,050
      8/31/2004             $ 19,036                          $ 20,657                           $ 12,555
      9/30/2004             $ 19,955                          $ 21,670                           $ 13,280
     10/31/2004             $ 20,284                          $ 22,028                           $ 13,598
     11/30/2004             $ 22,287                          $ 24,211                           $ 14,857
     12/31/2004             $ 23,710                          $ 25,761                           $ 15,573
      1/31/2005             $ 23,100                          $ 25,097                           $ 15,622
      2/28/2005             $ 24,890                          $ 27,058                           $ 16,994
      3/31/2005             $ 22,452                          $ 24,411                           $ 15,874
      4/30/2005             $ 21,513                          $ 23,399                           $ 15,451
      5/31/2005             $ 22,248                          $ 24,200                           $ 15,995
      6/30/2005             $ 22,645                          $ 24,643                           $ 16,547
      7/31/2005             $ 24,203                          $ 26,341                           $ 17,718
      8/31/2005             $ 24,745                          $ 26,942                           $ 17,878
      9/30/2005             $ 26,700                          $ 29,083                           $ 19,545
     10/31/2005             $ 24,948                          $ 27,174                           $ 18,268
     11/30/2005             $ 26,845                          $ 29,251                           $ 19,780
     12/31/2005             $ 28,404                          $ 30,950                           $ 20,952
      1/31/2006             $ 32,659                          $ 35,599                           $ 23,305
      2/28/2006             $ 32,216                          $ 35,115                           $ 23,283
      3/31/2006             $ 33,299                          $ 36,309                           $ 23,491
      4/30/2006             $ 36,175                          $ 39,462                           $ 25,167
      5/31/2006             $ 31,704                          $ 34,588                           $ 22,536
      6/30/2006             $ 32,127                          $ 35,061                           $ 22,489
      7/31/2006             $ 32,226                          $ 35,179                           $ 22,825
      8/31/2006             $ 32,748                          $ 35,761                           $ 23,418
      9/30/2006             $ 32,561                          $ 35,556                           $ 23,615
     10/31/2006             $ 34,422                          $ 37,612                           $ 24,736
     11/30/2006             $ 36,776                          $ 40,184                           $ 26,579
     12/31/2006             $ 37,589                          $ 41,091                           $ 27,778
      1/31/2007             $ 37,017                          $ 40,464                           $ 27,489
      2/28/2007             $ 36,584                          $ 40,010                           $ 27,330
      3/31/2007             $ 37,402                          $ 40,907                           $ 28,428
      4/30/2007             $ 37,895                          $ 41,458                           $ 29,747
      5/31/2007             $ 39,640                          $ 43,381                           $ 31,229
      6/30/2007             $ 41,335                          $ 45,239                           $ 32,706
      7/31/2007             $ 42,932                          $ 46,999                           $ 34,449
      8/31/2007             $ 42,015                          $ 46,006                           $ 33,729
      9/30/2007             $ 47,289                          $ 51,806                           $ 37,456

--------------------------------------------------------------------------------
1 The Morgan Stanley Capital International Emerging Markets (MSCI Emerging Markets) Index(SM) is a free float-adjusted market capitalization index designed to measure the equity market performance in the global emerging markets. The Index is currently comprised of 25 emerging market country indices. You cannot invest directly in an Index.

2 The chart compares the performance of the WELLS FARGO ADVANTAGE EMERGING MARKETS FOCUS FUND Class A and Administrator Class shares for the most recent ten years with the MSCI Emerging Markets Free Index(SM). The chart assumes a hypothetical investment of $10,000 in Class A and Administrator Class shares and reflects all operating expenses and, for Class A shares, assumes the maximum initial sales charge of 5.75%.

Performance Highlights        Wells Fargo Advantage International Stock Funds  5

--------------------------------------------------------------------------------

MANAGER'S DISCUSSION

FUND HIGHLIGHTS

o The Fund turned in very strong absolute returns despite lagging its benchmark, the MSCI Emerging Markets Index.

o We locked in gains by selling certain energy, materials, and consumer staples stocks, while we added to our weighting in the financials and industrials sectors.

o We continued to find buying opportunities in historically successful companies with strong management that benefited from sustainable customer demand.

EMERGING MARKETS AROUND THE WORLD PERFORMED VERY WELL, HELPED BY ROBUST GLOBAL ECONOMIC GROWTH.

Despite declines in the first two months of 2007 and again in August, emerging markets performed very well overall, as the global economy continued to expand despite concerns about a slowing U.S. economy. All major emerging markets recorded impressive results. Brazil, Mexico, South Africa, Taiwan, and Russia were the leading contributors to Fund performance. China posted solid gains in absolute terms, though our stock selection there detracted from Fund performance relative to the benchmark. An overweighted position and stock selection in Malaysia also detracted from Fund performance, as did our underweighting of and stock selection in India.

Oil and commodity prices continued to rise, helping energy and materials stocks. Against this backdrop, Brazilian iron ore producer Companhia Vale do Rio Doce was the Fund's leading contributor to performance. Also performing well for the Fund were Industrias Penoles, a Mexican mining company; Evraz Group, Russia's largest steel producer; South Africa-based Impala Platinum Holdings, the world's second-largest platinum producer; and Chinese oil producer PetroChina. Although the energy sector as a whole performed well, our underweighting in the group detracted slightly from Fund performance.

Additionally, strong economic growth in many emerging markets boosted industrial, real estate, banking, and consumer-related stocks. Murray & Roberts--another top-performing Fund holding of the period--is South Africa's leading construction and engineering company. Other top performing industrial companies in the portfolio included

--------------------------------------------------------------------------------
PORTFOLIO COMPOSITION 3
(AS OF SEPTEMBER 30, 2007)
--------------------------------------------------------------------------------

 [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Australia                    (2%)
Latin America               (24%)
Mideast /Africa             (11%)
Russia                      (16%)
Eastern Asia                (40%)
Southeast Asia               (2%)
India                        (3%)
Scandinavia                  (2%)

--------------------------------------------------------------------------------
3 Portfolio composition and ten largest equity holdings are subject to change. Cash and cash equivalents are not reflected in the calculations of ten largest equity holdings.

6  Wells Fargo Advantage International Stock Funds        Performance Highlights

--------------------------------------------------------------------------------

Tianjin Development Holdings (China) and Empresas ICA (Mexico). In financials, Industrial and Commercial Bank of China and Yuanta Financial Holding (Taiwan) were leading contributors, while Bumiputra-Commerce Holdings (Malaysia), Kookmin Bank (South Korea), and VTB (Russia) suffered declines. Positive-performing consumer-related stocks in the Fund included Kangwon Land (South Korea) and Denway Motors (China).

STRONG GAINS ENABLED US TO IMPROVE PORTFOLIO DIVERSIFICATION AND TAKE ADVANTAGE OF NEW INVESTMENT OPPORTUNITIES.

Early in the period, we chose to lock in some profits and reduce our exposure to energy, materials, and consumer staples. We used those gains to further diversify the portfolio. For example, we added to our holdings in financials and industrials. We increased the Fund's weighting in Peru through investments in financial company Credicorp and fishmeal producer Copeinca. Both companies helped performance during the period. We also added to our exposure to Malaysia, as well as to China and South Africa, partly because of those countries' exposure to commodity- and consumer-oriented sectors.

--------------------------------------------------------------------------------
TEN LARGEST EQUITY HOLDINGS 3,4
(AS OF SEPTEMBER 30, 2007)
--------------------------------------------------------------------------------
Companhia Vale do Rio Doce Preferreda                                     8.42%
--------------------------------------------------------------------------------
Industrial & Commercial Bank of China Limited                             4.13%
--------------------------------------------------------------------------------
Lukoil ADR                                                                4.07%
--------------------------------------------------------------------------------
Gazprom ADR                                                               4.00%
--------------------------------------------------------------------------------
Industria Penoles SA de CV                                                3.93%
--------------------------------------------------------------------------------
Hon Hai Precision Industry Company Limited                                3.20%
--------------------------------------------------------------------------------
Murray & Roberts Holdings Limited                                         3.11%
--------------------------------------------------------------------------------
Fuhwa Financial Holdings Company Limited                                  3.09%
--------------------------------------------------------------------------------
Impala Platinum Holdings Limited                                          3.04%
--------------------------------------------------------------------------------
Samsung Electronics Company Limited                                       2.85%
--------------------------------------------------------------------------------

In contrast, we decreased the Fund's exposure to Brazil to reduce a substantial overweighting there. We also took profits from our holdings in Mexico because we believed that the country's growth would likely slow in line with the U.S. economy. We reduced the portfolio's weighting in Russia, as markets corrected in the spring of 2007. We also lowered our weighting in India and Indonesia as we found better stock ideas elsewhere.

DESPITE HIGH VALUATIONS IN CERTAIN EMERGING MARKETS, WE SEE A GENERALLY FAVORABLE BACKDROP FOR THE ASSET CLASS.

With strong equity market performance this year and continuing global liquidity, despite the liquidity challenges seen during the summer in the United States, our outlook for emerging markets remains cautiously positive. We are expecting continued uncertainty for the rest of the year, as investors adjust to more attractive valuation levels.

--------------------------------------------------------------------------------
4 The ten largest equity holdings are calculated based on the market value of the securities divided by total market value of the portfolio.

Performance Highlights        Wells Fargo Advantage International Stock Funds  7

--------------------------------------------------------------------------------

At period-end, we continue to favor Malaysia and South Africa and believe that Russia could catch up with other emerging markets because of potentially positive trends in its oil and gas sector. We remain guarded about China, as signs of overheating in its stock market prevail despite strong underlying economic conditions there. We do remain somewhat optimistic about Brazil, due to the surprising strength of its currency, the real. That strength should allow Brazil's central bank to continue to reduce interest rates, providing support to the stock market. We are somewhat more cautious about Mexico, where we are concerned about high valuations and its strong ties to the challenged U.S. economy.

In the financials sector, we may take some profits in stocks that we don't expect to fare well in an environment of rising interest rates and increased consciousness about risk. The Fund was substantially underweighted in the energy sector, but we did increase our exposure in response to stable, but high, oil and gas prices. In the materials group, at period-end, we were overweighted and favored metals stocks such as platinum, copper, and gold mining companies. During the period, we began adding gold stocks because we believed they could benefit from rising inflation and a weaker dollar. Of final note, consumer-related investments remained a focus in the portfolio, as gains in wages and corporate profits benefit workers.

Despite the summertime correction and subsequent recovery in emerging markets, we still see buying opportunities in companies with good operational track records, strong management, and sustainable consumer demand. We will focus on relatively defensive, financially healthy stocks with achievable growth strategies.

8  Wells Fargo Advantage International Stock Funds        Performance Highlights

--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN 5  (%) (AS OF SEPTEMBER 30, 2007)

---------------------------------------------------------------------------------------------------------------------------------
                                         Including Sales Charge                   Excluding Sales Charge           Expense Ratio
EMERGING MARKETS FOCUS FUND     6 Months*  1 Year  5 Year  Life of Fund  6 Months*  1 Year  5 Year  Life of Fund  Gross 6  Net 7
---------------------------------------------------------------------------------------------------------------------------------
Class A (MFFAX)                   19.19     36.91   31.01      17.28       26.46     45.23   32.57      18.00      2.01%   1.90%
---------------------------------------------------------------------------------------------------------------------------------
Class B (MFFBX)                   21.01     39.19   31.51      17.52       26.01     44.16   31.64      17.52      2.76%   2.65%
---------------------------------------------------------------------------------------------------------------------------------
Class C (MFFCX)                   25.00     43.17   31.57      16.94       26.00     44.14   31.57      16.94      2.76%   2.65%
---------------------------------------------------------------------------------------------------------------------------------
Administrator Class (MNEFX)                                                26.67     45.73   33.01      18.38      1.83%   1.60%
---------------------------------------------------------------------------------------------------------------------------------
BENCHMARK
---------------------------------------------------------------------------------------------------------------------------------
   MSCI Emerging Markets Index(SM) 1                                       31.76     58.63   39.11      14.50
---------------------------------------------------------------------------------------------------------------------------------

* Returns for periods of less than one year are not annualized.

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE SHOWN WITHOUT SALES CHARGES WOULD BE LOWER IF SALES CHARGES WERE REFLECTED. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE ON THE FUNDS' WEB SITE -WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

FOR CLASS A SHARES, THE MAXIMUM FRONT-END SALES CHARGE IS 5.75%. FOR CLASS B SHARES, THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE IS 5.00%. FOR CLASS C SHARES, THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE IS 1.00%. PERFORMANCE INCLUDING SALES CHARGE ASSUMES THE SALES CHARGE FOR THE CORRESPONDING TIME PERIOD. ADMINISTRATOR CLASS SHARES ARE SOLD WITHOUT A FRONT-END SALES CHARGE OR CONTINGENT DEFERRED SALES CHARGE.

THE FUND HAS A REDEMPTION FEE OF 2.00% DEDUCTED FROM THE NET PROCEEDS OF SHARES REDEEMED OR EXCHANGED WITHIN 30 DAYS AFTER PURCHASE. PERFORMANCE DATA DOES NOT REFLECT THE DEDUCTION OF THIS FEE, WHICH, IF REFLECTED, WOULD REDUCE THE PERFORMANCE.

PLEASE KEEP IN MIND THAT HIGH DOUBLE-DIGIT RETURNS WERE PRIMARILY ACHIEVED DURING FAVORABLE MARKET CONDITIONS. YOU SHOULD NOT EXPECT THAT SUCH FAVORABLE RETURNS CAN BE CONSISTENTLY ACHIEVED. A FUND'S PERFORMANCE, ESPECIALLY FOR VERY SHORT TIME PERIODS, SHOULD NOT BE THE SOLE FACTOR IN MAKING YOUR INVESTMENT DECISION.

Stock fund values fluctuate in response to the activities of individual companies and general market and economic conditions. Foreign investments are especially volatile, and can rise or fall dramatically due to differences in the political and economic conditions of the host country. These risks are generally intensified in emerging markets. The use of derivatives may reduce returns and/or increase volatility. Active trading results in increased turnover and trading expenses, and may generate higher short-term capital gains. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). This fund is exposed to small company investment risk. Consult the Fund's prospectus for additional information on these and other risks.

--------------------------------------------------------------------------------
5 Performance shown prior to the inception of the Class A, Class B and Class C shares reflects the performance of the Administrator Class shares, adjusted to reflect Class A, Class B and Class C sales charges and expenses, as applicable. Prior to April 11, 2005, the Administrator Class was named the Institutional Class.

6 Reflects the gross expense ratio as stated in the February 1, 2007, prospectus and is based on the Fund's previous fiscal year expenses as reported in the Financial Highlights.

7 The investment adviser has committed through January 31, 2009, to waive fees and/or reimburse expenses to the extent necessary to maintain the net operating expense ratio shown. Without these reductions, the Fund's returns would have been lower.

                                          THIS PAGE IS INTENTIONALLY LEFT BLANK.

10  Wells Fargo Advantage International Stock Funds       Performance Highlights


WELLS FARGO ADVANTAGE INTERNATIONAL CORE FUND
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE
The WELLS FARGO ADVANTAGE INTERNATIONAL CORE FUND (the Fund) seeks long-term capital appreciation.

INVESTMENT ADVISER
Wells Fargo Funds Management, LLC

SUBADVISER
New Star Institutional Managers Limited

PORTFOLIO MANAGERS
Mark Beale
Brian Coffey
Richard Lewis

FUND INCEPTION
September 28, 2001

PERFORMANCE SUMMARY
12-MONTH TOTAL RETURN AS OF SEPTEMBER 30, 2007
(EXCLUDING SALES CHARGES)

--------------------------------------------------------------------------------
INTERNATIONAL CORE FUND                                                1 YEAR
--------------------------------------------------------------------------------
Class A                                                                23.68%
--------------------------------------------------------------------------------
BENCHMARK
   MSCI EAFE(R) Index 1                                                24.86%
--------------------------------------------------------------------------------

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE SHOWN WITHOUT SALES CHARGES WOULD BE LOWER IF SALES CHARGES WERE REFLECTED. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE ON THE FUNDS' WEB SITE - WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

FOR CLASS A SHARES, THE MAXIMUM FRONT-END SALES CHARGE IS 5.75%. PERFORMANCE INCLUDING SALES CHARGE ASSUMES THE SALES CHARGE FOR THE CORRESPONDING TIME PERIOD. NET AND GROSS EXPENSE RATIOS FOR CLASS A SHARES ARE 1.50% AND 4.04%. THE INVESTMENT ADVISER HAS CONTRACTUALLY COMMITTED THROUGH JANUARY 31, 2009, TO WAIVE FEES AND/OR REIMBURSE EXPENSES TO THE EXTENT NECESSARY TO MAINTAIN THE NET OPERATING EXPENSE RATIO SHOWN.

THE FUND HAS A REDEMPTION FEE OF 2.00% DEDUCTED FROM THE NET PROCEEDS OF SHARES REDEEMED OR EXCHANGED WITHIN 30 DAYS AFTER PURCHASE. PERFORMANCE DATA DOES NOT REFLECT THE DEDUCTION OF THIS FEE, WHICH, IF REFLECTED, WOULD REDUCE THE PERFORMANCE.

-------------------------------------
GROWTH OF 10,000 INVESTMENTS 2
(AS OF SEPTEMBER 30, 2007)
-------------------------------------

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                                                  WELLS FARGO ADVANTAGE
                    WELLS FARGO ADVANTAGE        INTERNATIONAL CORE FUND -
             INTERNATIONAL CORE FUND - Class A      Administrator Class      MSCI EAFE Index
 9/28/2001                $ 9,425                         $10,000                $10,000
 9/30/2001                $ 9,425                         $10,000                $ 9,999
10/31/2001                $ 9,227                         $ 9,790                $10,255
11/30/2001                $ 9,566                         $10,150                $10,633
12/31/2001                $ 9,811                         $10,410                $10,696
 1/31/2002                $ 9,331                         $ 9,900                $10,128
 2/28/2002                $ 9,331                         $ 9,900                $10,199
 3/31/2002                $ 9,793                         $10,390                $10,751
 4/30/2002                $ 9,793                         $10,390                $10,822
 5/31/2002                $ 9,821                         $10,420                $10,959
 6/30/2002                $ 9,538                         $10,120                $10,523
 7/31/2002                $ 8,699                         $ 9,230                $ 9,484
 8/31/2002                $ 8,728                         $ 9,260                $ 9,462
 9/30/2002                $ 8,030                         $ 8,520                $ 8,446
10/31/2002                $ 8,190                         $ 8,690                $ 8,900
11/30/2002                $ 8,492                         $ 9,010                $ 9,304
12/31/2002                $ 8,332                         $ 8,840                $ 8,991
 1/31/2003                $ 8,040                         $ 8,530                $ 8,616
 2/28/2003                $ 7,926                         $ 8,410                $ 8,418
 3/31/2003                $ 7,870                         $ 8,350                $ 8,253
 4/30/2003                $ 8,492                         $ 9,010                $ 9,062
 5/31/2003                $ 8,973                         $ 9,520                $ 9,611
 6/30/2003                $ 9,067                         $ 9,620                $ 9,843
 7/31/2003                $ 9,161                         $ 9,720                $10,081
 8/31/2003                $ 9,331                         $ 9,900                $10,325
 9/30/2003                $ 9,529                         $10,110                $10,643
10/31/2003                $ 9,962                         $10,570                $11,306
11/30/2003                $10,264                         $10,890                $11,558
12/31/2003                $10,946                         $11,614                $12,461
 1/31/2004                $11,185                         $11,867                $12,637
 2/29/2004                $11,452                         $12,151                $12,929
 3/31/2004                $11,448                         $12,147                $13,001
 4/30/2004                $11,066                         $11,741                $12,707
 5/31/2004                $11,248                         $11,934                $12,750
 6/30/2004                $11,506                         $12,208                $13,029
 7/31/2004                $11,133                         $11,812                $12,606
 8/31/2004                $11,257                         $11,944                $12,662
 9/30/2004                $11,601                         $12,309                $12,993
10/31/2004                $11,898                         $12,623                $13,436
11/30/2004                $12,528                         $13,292                $14,354
12/31/2004                $13,067                         $13,864                $14,984
 1/31/2005                $12,809                         $13,590                $14,709
 2/28/2005                $13,385                         $14,201                $15,344
 3/31/2005                $13,028                         $13,822                $14,959
 4/30/2005                $12,729                         $13,516                $14,607
 5/31/2005                $12,699                         $13,474                $14,614
 6/30/2005                $12,898                         $13,696                $14,808
 7/31/2005                $13,326                         $14,139                $15,262
 8/31/2005                $13,625                         $14,456                $15,648
 9/30/2005                $13,913                         $14,773                $16,345
10/31/2005                $13,505                         $14,340                $15,867
11/30/2005                $13,615                         $14,456                $16,255
12/31/2005                $14,205                         $15,077                $17,012
 1/31/2006                $15,077                         $16,015                $18,056
 2/28/2006                $14,910                         $15,837                $18,016
 3/31/2006                $15,379                         $16,335                $18,610
 4/30/2006                $15,995                         $16,999                $19,499
 5/31/2006                $15,256                         $16,204                $18,742
 6/30/2006                $15,279                         $16,240                $18,740
 7/31/2006                $15,379                         $16,347                $18,926
 8/31/2006                $15,827                         $16,833                $19,446
 9/30/2006                $15,827                         $16,833                $19,476
10/31/2006                $16,375                         $17,414                $20,234
11/30/2006                $16,766                         $17,841                $20,838
12/31/2006                $17,046                         $18,141                $21,493
 1/31/2007                $17,253                         $18,370                $21,638
 2/28/2007                $17,414                         $18,540                $21,813
 3/31/2007                $17,747                         $18,902                $22,369
 4/30/2007                $18,334                         $19,531                $23,362
 5/31/2007                $18,851                         $20,088                $23,772
 6/30/2007                $19,115                         $20,366                $23,801
 7/31/2007                $18,632                         $19,858                $23,451
 8/31/2007                $18,437                         $19,652                $23,084
 9/30/2007                $19,575                         $20,874                $24,319

--------------------------------------------------------------------------------
1 The Morgan Stanley Capital International Europe, Australasia and Far East ("MSCI EAFE") Index(SM) an unmanaged group of securities widely regarded by investors to be representations of the stock markets of Europe, Australasia and the Far East. You cannot invest directly in an Index.

2 The chart compares the performance of the WELLS FARGO ADVANTAGE INTERNATIONAL CORE FUND Class A and Administrator Class shares for the life of the Fund with the MSCI EAFE Index. The chart assumes a hypothetical investment of $10,000 in Class A and Administrator Class shares and reflects all operating expenses and, for Class A shares, assumes the maximum initial sales charge of 5.75%.

Performance Highlights       Wells Fargo Advantage International Stock Funds  11

--------------------------------------------------------------------------------

MANAGER'S DISCUSSION

FUND HIGHLIGHTS

o The Fund's positive performance reflects the strength of the international markets during the last three quarters of the 12-month period.

o Although the Fund's performance was slightly hindered by poor stock selection, its positive returns were attributed to good country allocation.

o We continue to find many companies with high returns on invested capital at reasonable valuations.

THE FUND'S OVERWEIGHTING IN ASIA BENEFITED FROM SUBSTANTIAL MARKET APPRECIATION.

The Fund was overweight in the Pacific Basin, excluding Japan, and in particular was overweight in Hong Kong and Singapore. These markets gained 51% and 63.8%, respectively, during the period, and the impact was positive for performance. The Asia overweight was chiefly financed from a large underweight in the United Kingdom and a modest underweight in Japan.

The negative contribution at the stock level came from Japan and Europe, and its impact was minimized by positive contributions from Australia and Hong Kong. Japanese stock selection was negative as the holdings in financials and housing were disappointing. We reduced exposure to both segments because recovery looked unlikely. Stock selection in Japan improved as we switched toward more cyclical holdings in materials and industrials, but the total impact remained negative. In Europe, the underweight in materials, especially in the United Kingdom, detracted from Fund performance as the large-cap mining companies performed well. The overweight in energy stocks in Europe also hampered performance; the large-cap oil stocks disappointed even as crude oil increased 30%. In Australia, the Fund benefited from an overweight in the mining giant Rio Tinto and insurance companies QBE and AXA Asia Pacific. In Hong Kong, holdings in real estate companies Cheung Kong, Hang Lung Properties, and Sun Hung Kai Properties all performed well while returns were further boosted by China Mobile.

-------------------------------------
PORTFOLIO COMPOSITION 3
(AS OF SEPTEMBER 30, 2007)
-------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Australia                 (6%)
Continental Europe       (40%)
Eastern Asia              (9%)
India                     (1%)
Japan                    (18%)
Russia                    (2%)
Scandinavia               (5%)
Southeast Asia            (2%)
United Kingdom           (17%)

--------------------------------------------------------------------------------
3 Portfolio composition and ten largest equity holdings are subject to change. Cash and cash equivalents are not reflected in the calculations of ten largest equity holdings.

12  Wells Fargo Advantage International Stock Funds       Performance Highlights

--------------------------------------------------------------------------------

OUR REDUCTIONS IN THE UNITED KINGDOM FINANCED INCREASES IN THE ASIA PACIFIC REGION.

We added to property developer Cheung Kong and bought a new position in Hang Lung Properties. Despite taking partial profits in China Mobile and Sun Hung Kai Properties in Hong Kong, the net effect of our activity was to increase the Hong Kong exposure from 4.7% to 6.8%. Australian weightings were lifted with the purchase of Woodside Petroleum and Santos in the energy sector while the purchase of AXA Asia Pacific lifted the financials exposure. In the United Kingdom, we sold the Fund's position in HSBC Holdings early in the period because we were concerned about its exposure to its U.S. subsidiary, Household. We also reduced the holding in the mobile operator Vodafone after strong gains. We sold the brewer Scottish & Newcastle and halved the position in Royal Dutch Shell. This activity took the United Kingdom exposure from 20.4% to 16.9% by the end of the period.

--------------------------------------------------------------------------------
TEN LARGEST EQUITY HOLDINGS 3,4
(AS OF SEPTEMBER 30, 2007)
--------------------------------------------------------------------------------
DaimlerChrysler AG                                                  1.72%
--------------------------------------------------------------------------------
China Mobile (Hong Kong) Limited                                    1.71%
--------------------------------------------------------------------------------
Nokia Oyj                                                           1.70%
--------------------------------------------------------------------------------
Roche Holding AG Genusshein                                         1.65%
--------------------------------------------------------------------------------
Total SA                                                            1.64%
--------------------------------------------------------------------------------
Mitsui Fudosan Company Limited                                      1.58%
--------------------------------------------------------------------------------
Alstom                                                              1.55%
--------------------------------------------------------------------------------
GlaxoSmithKline plc                                                 1.48%
--------------------------------------------------------------------------------
Sumitomo Metal Industries Limited                                   1.44%
--------------------------------------------------------------------------------
Rio Tinto Limited                                                   1.42%
--------------------------------------------------------------------------------

In Japan, we reduced exposure to financials with the sale of insurers Millea and Mitsui Sumitomo and raised exposure in the real estate segment through purchases of Mitsui Fudosan and Japan East Railways (which has extensive property assets). Similarly in Europe, excluding the United Kingdom, though overall exposure was changed little, we reduced holdings in financials with sales of BBVA in Spain, Danske Bank in Denmark, and Commerzbank in Germany. European purchases included Nokia in Finland along with Daimler Chrysler and Siemens in Germany as well as Telefonica in Spain. We judged these companies to have more secure earnings than the financials which were sold.

OVERALL WE REMAIN POSITIVE ON THE OUTLOOK FOR INTERNATIONAL EQUITIES AS WE EXPECT A MODERATION OF GROWTH RATHER THAN A HARD LANDING.

Policy response to slowing economic activity is providing support for markets and while we are cautious on the outlook for financials in many regions corporate profitability remains very healthy elsewhere. We continue to find many companies with high returns on invested capital at reasonable valuations.

--------------------------------------------------------------------------------
4 The ten largest equity holdings are calculated based on the market value of the securities divided by total market value of the portfolio.

Performance Highlights       Wells Fargo Advantage International Stock Funds  13

--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN 5(%) (AS OF SEPTEMBER 30, 2007)

----------------------------------------------------------------------------------------------------------------------------------
                                      Including Sales Charge                     Excluding Sales Charge            Expense Ratio
INTERNATIONAL CORE FUND      6 Months*   1 Year   5 Year  Life of Fund  6 Months*   1 Year  5 Year  Life of Fund  Gross 6  Net 7
----------------------------------------------------------------------------------------------------------------------------------
Class A (WFIAX)                3.97      16.60    18.10      11.83       10.30      23.68    19.51     12.94      4.04%    1.50%
----------------------------------------------------------------------------------------------------------------------------------
Class B (WFIBX)                4.95      17.81    18.86      12.59        9.95      22.81    19.06     12.59      4.86%    2.25%
----------------------------------------------------------------------------------------------------------------------------------
Class C (WFICX)                8.89      21.95    19.09      12.61        9.89      22.95    19.09     12.61      4.87%    2.25%
----------------------------------------------------------------------------------------------------------------------------------
Administrator Class (WFIDX)                                              10.43      24.00    19.63     13.04      4.01%    1.25%
----------------------------------------------------------------------------------------------------------------------------------
BENCHMARK
----------------------------------------------------------------------------------------------------------------------------------
   MSCI EAFE(R) Index 1                                                   8.72      24.86    23.55     15.94
----------------------------------------------------------------------------------------------------------------------------------

* Returns for periods of less than one year are not annualized.

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE SHOWN WITHOUT SALES CHARGES WOULD BE LOWER IF SALES CHARGES WERE REFLECTED. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE ON THE FUNDS' WEB SITE -WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

FOR CLASS A SHARES, THE MAXIMUM FRONT-END SALES CHARGE IS 5.75%. FOR CLASS B SHARES, THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE IS 5.00%. FOR CLASS C SHARES, THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE IS 1.00%. PERFORMANCE INCLUDING SALES CHARGE ASSUMES THE SALES CHARGE FOR THE CORRESPONDING TIME PERIOD. ADMINISTRATOR CLASS SHARES ARE SOLD WITHOUT A FRONT-END SALES CHARGE OR CONTINGENT DEFERRED SALES CHARGE.

THE FUND HAS A REDEMPTION FEE OF 2.00% DEDUCTED FROM THE NET PROCEEDS OF SHARES REDEEMED OR EXCHANGED WITHIN 30 DAYS AFTER PURCHASE. PERFORMANCE DATA DOES NOT REFLECT THE DEDUCTION OF THIS FEE, WHICH, IF REFLECTED, WOULD REDUCE THE PERFORMANCE.

Stock fund values fluctuate in response to the activities of individual companies and general market and economic conditions. Foreign investments are especially volatile, and can rise or fall dramatically due to differences in the political and economic conditions of the host country. These risks are generally intensified in emerging markets. The use of derivatives may reduce returns and/or increase volatility. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). This fund is exposed to small company investment risk. Consult the Fund's prospectus for additional information on these and other risks.

--------------------------------------------------------------------------------
5 Performance shown prior to April 11, 2005 for the Class A, Class B and Class C shares reflects the performance of the Class A, Class B and Class C shares, respectively, of the Strong Advisor International Core Fund, the predecessor fund, adjusted to reflect Class A, Class B and Class C sales charges, as applicable. Performance shown prior to the inception of the Administrator Class shares reflects the performance of the Class A shares of the predecessor fund, and includes expenses that are not applicable to and are higher than those of the Administrator Class shares, but does not include Class A sales charges. If it did include Class A sales charges, returns would be lower.

6 Reflects the gross expense ratio as stated in the February 1, 2007, prospectus and is based on the Fund's previous fiscal year expenses as reported in the Financial Highlights.

7 The investment adviser has committed through January 31, 2009, to waive fees and/or reimburse expenses to the extent necessary to maintain the net operating expense ratio shown. Without these reductions, the Fund's returns would have been lower.

14  Wells Fargo Advantage International Stock Funds       Performance Highlights


WELLS FARGO ADVANTAGE INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE

The WELLS FARGO ADVANTAGE INTERNATIONAL EQUITY FUND (the Fund) seeks long-term capital appreciation.

INVESTMENT ADVISER

Wells Fargo Funds Management, LLC

SUBADVISER

Artisan Partners Limited Partnership
LSV Asset Management
New Star Institutional Managers Limited

PORTFOLIO MANAGERS

Mark Beale
Brian Coffey
Josef Lakonishok
Richard Lewis
Puneet Mansharamani, CFA
Menno Vermeulen, CFA
Robert W. Vishny
Mark L. Yockey, CFA

FUND INCEPTION

September 24, 1997

PERFORMANCE SUMMARY
12-MONTH TOTAL RETURN AS OF SEPTEMBER 30, 2007
(EXCLUDING SALES CHARGES)

------------------------------------------------------
   INTERNATIONAL EQUITY FUND                   1 YEAR
------------------------------------------------------
   Class A                                     23.68%
------------------------------------------------------
   BENCHMARK
      MSCI EAFE(R) Index 1                     24.86%
------------------------------------------------------

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE SHOWN WITHOUT SALES CHARGES WOULD BE LOWER IF SALES CHARGES WERE REFLECTED. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE ON THE FUNDS' WEB SITE - WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

FOR CLASS A SHARES, THE MAXIMUM FRONT-END SALES CHARGE IS 5.75%. PERFORMANCE INCLUDING SALES CHARGE ASSUMES THE SALES CHARGE FOR THE CORRESPONDING TIME PERIOD. NET AND GROSS EXPENSE RATIOS FOR CLASS A SHARES ARE 1.50% AND 1.67%. THE INVESTMENT ADVISER HAS CONTRACTUALLY COMMITTED THROUGH JANUARY 31, 2009, TO WAIVE FEES AND/OR REIMBURSE EXPENSES TO THE EXTENT NECESSARY TO MAINTAIN THE NET OPERATING EXPENSE RATIO SHOWN.

THE FUND HAS A REDEMPTION FEE OF 2.00% DEDUCTED FROM THE NET PROCEEDS OF SHARES REDEEMED OR EXCHANGED WITHIN 30 DAYS AFTER PURCHASE. PERFORMANCE DATA DOES NOT REFLECT THE DEDUCTION OF THIS FEE, WHICH, IF REFLECTED, WOULD REDUCE THE PERFORMANCE.

GROWTH OF $10,000 INVESTMENTS 2
(AS OF SEPTEMBER 30, 2007)

[THE FOLLOWING TABLE WAS REPRESENTED BY A LINE CHART IN THE PRINTED MATERIAL.]

             WELLS FARGO ADVANTAGE INTERNATIONAL   WELLS FARGO ADVANTAGE INTERNATIONAL
                   EQUITY FUND - Class A           EQUITY FUND - Administrator Class     MSCI EAFE Index
             -----------------------------------   -----------------------------------   ---------------
 9/24/1997                 $  9,425                             $ 10,000                    $ 10,000
 9/30/1997                 $  9,510                             $ 10,090                    $  9,999
10/31/1997                 $  8,870                             $  9,415                    $  9,230
11/30/1997                 $  8,945                             $  9,495                    $  9,136
12/31/1997                 $  9,031                             $  9,585                    $  9,216
 1/31/1998                 $  9,236                             $  9,804                    $  9,638
 2/28/1998                 $  9,862                             $ 10,468                    $ 10,256
 3/31/1998                 $ 10,319                             $ 10,953                    $ 10,572
 4/30/1998                 $ 10,506                             $ 11,152                    $ 10,655
 5/31/1998                 $ 10,497                             $ 11,142                    $ 10,604
 6/30/1998                 $ 10,646                             $ 11,300                    $ 10,684
 7/31/1998                 $ 10,768                             $ 11,429                    $ 10,792
 8/31/1998                 $  9,049                             $  9,605                    $  9,455
 9/30/1998                 $  8,741                             $  9,278                    $  9,165
10/31/1998                 $  9,516                             $ 10,101                    $ 10,121
11/30/1998                 $ 10,067                             $ 10,686                    $ 10,639
12/31/1998                 $ 10,478                             $ 11,122                    $ 11,059
 1/31/1999                 $ 10,655                             $ 11,310                    $ 11,026
 2/28/1999                 $ 10,469                             $ 11,112                    $ 10,763
 3/31/1999                 $ 10,796                             $ 11,459                    $ 11,213
 4/30/1999                 $ 11,206                             $ 11,895                    $ 11,667
 5/31/1999                 $ 10,824                             $ 11,489                    $ 11,066
 6/30/1999                 $ 11,440                             $ 12,143                    $ 11,498
 7/31/1999                 $ 11,795                             $ 12,520                    $ 11,839
 8/31/1999                 $ 11,692                             $ 12,411                    $ 11,883
 9/30/1999                 $ 11,860                             $ 12,589                    $ 12,002
10/31/1999                 $ 12,551                             $ 13,322                    $ 12,452
11/30/1999                 $ 13,933                             $ 14,799                    $ 12,885
12/31/1999                 $ 15,839                             $ 16,850                    $ 14,041
 1/31/2000                 $ 15,167                             $ 16,140                    $ 13,149
 2/29/2000                 $ 16,483                             $ 17,539                    $ 13,503
 3/31/2000                 $ 16,682                             $ 17,762                    $ 14,026
 4/30/2000                 $ 15,659                             $ 16,678                    $ 13,288
 5/31/2000                 $ 14,684                             $ 15,633                    $ 12,964
 6/30/2000                 $ 15,460                             $ 16,465                    $ 13,470
 7/31/2000                 $ 15,148                             $ 16,140                    $ 12,906
 8/31/2000                 $ 15,422                             $ 16,434                    $ 13,018
 9/30/2000                 $ 14,428                             $ 15,380                    $ 12,384
10/31/2000                 $ 14,040                             $ 14,964                    $ 12,091
11/30/2000                 $ 13,283                             $ 14,163                    $ 11,638
12/31/2000                 $ 13,748                             $ 14,661                    $ 12,052
 1/31/2001                 $ 14,087                             $ 15,034                    $ 12,045
 2/28/2001                 $ 12,984                             $ 13,852                    $ 11,142
 3/31/2001                 $ 12,094                             $ 12,910                    $ 10,400
 4/30/2001                 $ 12,694                             $ 13,552                    $ 11,122
 5/31/2001                 $ 12,587                             $ 13,438                    $ 10,730
 6/30/2001                 $ 12,200                             $ 13,034                    $ 10,291
 7/31/2001                 $ 11,871                             $ 12,671                    $ 10,104
 8/31/2001                 $ 11,417                             $ 12,195                    $  9,848
 9/30/2001                 $ 10,159                             $ 10,848                    $  8,850
10/31/2001                 $ 10,536                             $ 11,262                    $  9,077
11/30/2001                 $ 10,981                             $ 11,728                    $  9,411
12/31/2001                 $ 11,223                             $ 11,998                    $  9,467
 1/31/2002                 $ 10,681                             $ 11,428                    $  8,964
 2/28/2002                 $ 10,536                             $ 11,262                    $  9,027
 3/31/2002                 $ 11,068                             $ 11,842                    $  9,516
 4/30/2002                 $ 11,068                             $ 11,853                    $  9,579
 5/31/2002                 $ 10,971                             $ 11,749                    $  9,700
 6/30/2002                 $ 10,468                             $ 11,210                    $  9,314
 7/31/2002                 $  9,375                             $ 10,029                    $  8,394
 8/31/2002                 $  9,269                             $  9,915                    $  8,375
 9/30/2002                 $  8,185                             $  8,765                    $  7,476
10/31/2002                 $  8,543                             $  9,149                    $  7,878
11/30/2002                 $  8,988                             $  9,625                    $  8,235
12/31/2002                 $  8,611                             $  9,223                    $  7,958
 1/31/2003                 $  8,098                             $  8,684                    $  7,626
 2/28/2003                 $  7,914                             $  8,487                    $  7,451
 3/31/2003                 $  7,750                             $  8,310                    $  7,305
 4/30/2003                 $  8,398                             $  9,016                    $  8,021
 5/31/2003                 $  8,862                             $  9,514                    $  8,507
 6/30/2003                 $  8,988                             $  9,649                    $  8,712
 7/31/2003                 $  9,104                             $  9,742                    $  8,923
 8/31/2003                 $  9,356                             $ 10,022                    $  9,138
 9/30/2003                 $  9,559                             $ 10,240                    $  9,420
10/31/2003                 $ 10,159                             $ 10,883                    $ 10,007
11/30/2003                 $ 10,381                             $ 11,132                    $ 10,230
12/31/2003                 $ 11,093                             $ 11,896                    $ 11,029
 1/31/2004                 $ 11,083                             $ 11,885                    $ 11,185
 2/29/2004                 $ 11,219                             $ 12,032                    $ 11,443
 3/31/2004                 $ 11,258                             $ 12,073                    $ 11,508
 4/30/2004                 $ 10,869                             $ 11,655                    $ 11,247
 5/31/2004                 $ 10,859                             $ 11,645                    $ 11,285
 6/30/2004                 $ 10,995                             $ 11,802                    $ 11,532
 7/31/2004                 $ 10,625                             $ 11,404                    $ 11,158
 8/31/2004                 $ 10,577                             $ 11,363                    $ 11,207
 9/30/2004                 $ 10,791                             $ 11,582                    $ 11,500
10/31/2004                 $ 11,073                             $ 11,896                    $ 11,892
11/30/2004                 $ 11,783                             $ 12,669                    $ 12,705
12/31/2004                 $ 12,293                             $ 13,212                    $ 13,262
 1/31/2005                 $ 12,108                             $ 13,023                    $ 13,019
 2/28/2005                 $ 12,643                             $ 13,589                    $ 13,581
 3/31/2005                 $ 12,312                             $ 13,243                    $ 13,240
 4/30/2005                 $ 12,001                             $ 12,918                    $ 12,929
 5/31/2005                 $ 11,952                             $ 12,855                    $ 12,935
 6/30/2005                 $ 12,147                             $ 13,065                    $ 13,107
 7/31/2005                 $ 12,536                             $ 13,495                    $ 13,509
 8/31/2005                 $ 12,925                             $ 13,925                    $ 13,850
 9/30/2005                 $ 13,325                             $ 14,355                    $ 14,467
10/31/2005                 $ 12,877                             $ 13,872                    $ 14,044
11/30/2005                 $ 13,101                             $ 14,114                    $ 14,388
12/31/2005                 $ 13,747                             $ 14,818                    $ 15,057
 1/31/2006                 $ 14,584                             $ 15,721                    $ 15,982
 2/28/2006                 $ 14,574                             $ 15,711                    $ 15,946
 3/31/2006                 $ 15,086                             $ 16,263                    $ 16,472
 4/30/2006                 $ 15,765                             $ 16,997                    $ 17,259
 5/31/2006                 $ 15,066                             $ 16,253                    $ 16,588
 6/30/2006                 $ 15,046                             $ 16,231                    $ 16,587
 7/31/2006                 $ 15,164                             $ 16,370                    $ 16,751
 8/31/2006                 $ 15,597                             $ 16,837                    $ 17,212
 9/30/2006                 $ 15,656                             $ 16,901                    $ 17,239
10/31/2006                 $ 16,158                             $ 17,443                    $ 17,909
11/30/2006                 $ 16,631                             $ 17,964                    $ 18,444
12/31/2006                 $ 17,109                             $ 18,484                    $ 19,023
 1/31/2007                 $ 17,228                             $ 18,623                    $ 19,152
 2/28/2007                 $ 17,407                             $ 18,806                    $ 19,307
 3/31/2007                 $ 17,924                             $ 19,377                    $ 19,799
 4/30/2007                 $ 18,470                             $ 19,968                    $ 20,678
 5/31/2007                 $ 18,917                             $ 20,452                    $ 21,041
 6/30/2007                 $ 19,046                             $ 20,603                    $ 21,067
 7/31/2007                 $ 18,619                             $ 20,140                    $ 20,756
 8/31/2007                 $ 18,391                             $ 19,904                    $ 20,432
 9/30/2007                 $ 19,364                             $ 20,958                    $ 21,525

--------------------------------------------------------------------------------
1 The Morgan Stanley Capital International Europe, Australasia and Far East ("MSCI EAFE")(SM) Index is an unmanaged group of securities widely regarded by investors to be representations of the stock markets of Europe, Australasia and the Far East. You cannot invest directly in an Index.

2 The chart compares the performance of the WELLS FARGO ADVANTAGE INTERNATIONAL EQUITY FUND Class A and Administrator Class shares for the most recent ten years of the Fund with the MSCI EAFE Index. The chart assumes a hypothetical investment of $10,000 in Class A and Administrator Class shares and reflects all operating expenses and, for Class A shares, assumes the maximum initial sales charge of 5.75%.

Performance Highlights       Wells Fargo Advantage International Stock Funds  15

--------------------------------------------------------------------------------

The Fund uses three different styles of international equity management: international value style, subadvised by LSV Asset Management (LSV); international core style, subadvised by New Star Institutional Managers Limited (New Star); international growth style, subadvised by Artisan Partners Limited Partnership (Artisan).

MANAGER'S DISCUSSION

FUND HIGHLIGHTS

o     The Fund modestly underperformed its benchmark during the past year.

o Given the Fund's diversification, the outperformance of larger cap companies compared to their smaller and mid cap counterparts in the growth category held back the Fund's performance to some extent.

o At the same time, an overweighting in Asia benefited the Fund's performance.

STOCK SELECTION AND COUNTRY ALLOCATION BOTH AFFECTED THE FUND'S PERFORMANCE.

The LSV portfolio was helped by an overweighting in materials and telecommunication stocks. The materials sector in particular was driven by global economic growth--especially in emerging markets, which benefited from strong demand for commodities. Also helping was the underweighting in the health care sector, which posted only modest gains overall. Partially offsetting these positive influences were overweightings in financial and consumer discretionary stocks. Both groups struggled in response to the subprime mortgage crisis late in the period.

Individual stocks that added to the LSV portfolio returns included steel companies Nippon Steel, based in Japan; Voestalpine, located in Austria; and Finland's Rautaruukki. All three companies benefited from strong worldwide steel demand. A number of the industrial holdings also helped, including shipping companies Orient Overseas and Neptune Orient Lines--based in Hong Kong and Singapore, respectively--as well as CITIC Pacific, a Hong Kong-based conglomerate whose infrastructure-related businesses include power generation, aviation, and trading and distribution services. All three stocks more than doubled during the period. Exposure to the automotive industry contributed as well, as our positions in car manufacturers Fiat (Italy) and Daimler (Germany) posted strong returns.

16  Wells Fargo Advantage International Stock Funds       Performance Highlights

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TEN LARGEST EQUITY HOLDINGS 3,4
(AS OF SEPTEMBER 30, 2007)
--------------------------------------------------------------------------------
DaimlerChrysler AG                                                        1.69%
--------------------------------------------------------------------------------
Vodafone Group plc                                                        1.44%
--------------------------------------------------------------------------------
Allianz SE                                                                1.37%
--------------------------------------------------------------------------------
Roche Holding AG Genusshein                                               1.23%
--------------------------------------------------------------------------------
Nestle SA                                                                 1.17%
--------------------------------------------------------------------------------
Telefonica SA                                                             1.11%
--------------------------------------------------------------------------------
Lloyds TSB Group plc                                                      1.03%
--------------------------------------------------------------------------------
National Grid plc                                                         1.03%
--------------------------------------------------------------------------------
Total SA                                                                  1.02%
--------------------------------------------------------------------------------
ENI SpA                                                                   1.00%
--------------------------------------------------------------------------------

Although being overweighted in the solid-performing telecommunications sector was positive for the LSV portfolio, stock selection within the sector detracted somewhat, with Japanese telecommunications companies NTT and NTT DoCoMo struggling. In addition, several consumer discretionary and financial holdings lagged, such as U.K.-based consumer electronics retailer DSG International and mortgage bank Alliance & Leicester.

The New Star portfolio was overweight in the Pacific Basin, excluding Japan, and in particular was overweight in Hong Kong and Singapore. These markets gained 51% and 63.8%, respectively, during the period, and the impact was positive for performance. The Asia overweight was chiefly financed from a large underweight in the United Kingdom and a modest underweight in Japan.

The negative contribution at the stock level came from Japan and Europe, and its impact was minimized by positive contributions from Australia and Hong Kong. Japanese stock selection was negative as the holdings in financials and housing were disappointing. We reduced exposure to both segments because recovery looked unlikely. Stock selection in Japan improved as we switched toward more cyclical holdings in materials and industrials, but the total impact remained negative. In Europe, the underweight in materials, especially in the United Kingdom, detracted from Fund performance as the large-cap mining companies performed well. The overweight in energy stocks in Europe also hampered performance; the large-cap oil stocks disappointed even as crude oil increased 30%. In Australia, the Fund benefited from an overweight in the mining giant Rio Tinto and insurance companies QBE and AXA Asia Pacific. In Hong Kong, holdings in real estate companies Cheung Kong, Hang Lung Properties, and Sun Hung Kai Properties all performed well while returns were further boosted by China Mobile.

The Artisan portfolio benefited from positive stock selection and exposure to emerging markets such as China. Artisan's demographic and infrastructure themes were key sources of security selection strength in the telecommunications, utilities, financials, and energy sectors. The list of top contributors in those themes and sectors included French industrial conglomerate Bouygues SA, Chinese wireless providers China Mobile Ltd. and China Unicom Limited, French electricity producer Electricite de France, Chinese insurance company China Life Insurance Co., Limited, Russian utility company RAO Unified Energy System, French energy infrastructure

--------------------------------------------------------------------------------
3 Ten largest equity holdings and portfolio composition are subject to change. Cash and cash equivalents are not reflected in the calculations of ten largest equity holdings and sector distribution.

4 The Ten Largest Equity Holdings are calculated based on the market value of the securities divided by total market value of the portfolio.

Performance Highlights       Wells Fargo Advantage International Stock Funds  17

--------------------------------------------------------------------------------

company Technip SA and Norwegian energy infrastructure company SeaDrill Ltd. French construction company Alstom, German specialty chemicals company Wacker Chemie AG and Korean Internet and online gaming company NHN Corp. also performed very well. Wacker Chemie and NHN were purchased during the period.

Returns relative to the Index were negatively impacted by low exposure in a strong materials sector and weakness in the consumer finance related holdings in Japan. In the consumer finance industry, the Artisan portfolio was hurt by weakness in Japanese retail affiliated credit card company Credit Saison Co., Ltd., Japanese general leasing company ORIX Corporation and Japanese consumer finance company AIFUL CORPORATION. We sold Aiful due to reduced expectations for future growth.

CHANGES IN THE FUND WERE DRIVEN BY THE THREE INVESTMENT STYLES THAT INCLUDE VALUE, CORE, AND GROWTH.

LSV seeks to add value through an individual stock selection process that favors deep value. During the period the Fund's LSV portfolio's average market capitalization continued to increase gradually. From a sector perspective, weightings in industrials and telecommunications increased, while allocations to financials and utilities decreased. Even though exposure to financials was reduced somewhat, this sector accounted for the largest part of the portfolio.

New Star made several changes to the Fund's core portfolio, which included adding to its position in property developer Cheung Kong and buying a new position in Hang Lung Properties. Despite taking partial profits in China Mobile and Sun Hung Kai Properties in Hong Kong the net effect of New Star's activity was to increase the Hong Kong exposure from 4.2% to 6.4%. Australian weightings were lifted with the purchase of Woodside Petroleum and Santos in the energy sector while the purchase of Axa Asia Pacific lifted the financials exposure. In the United Kingdom, New Star sold the position in HSBC early in the year due to concern over its exposure to the U.S. subsidiary, Household. New Star also reduced the holding in the mobile operator Vodafone after strong gains. Further reductions were made in brewer Scottish & Newcastle and in Royal Dutch Shell. This activity took the United Kingdom exposure from 19.7% to 17.7% by the end of the period. In Japan, though the weighting was lower at 18.2% from 19.6%, we reduced exposure to financials with the sale of insurers Millea and Mitsui Sumitomo and raised exposure in the Real estate segment through purchases of Mitsui Fudosan and Japan East Railways (which has extensive property assets). Similarly in Europe, excluding the United Kingdom, though overall exposure was changed little we reduced holdings in financials with sales of BBVA in Spain, Danske Bank in Denmark, and Commerzbank in

--------------------------------------------------------------------------------
PORTFOLIO COMPOSITION 3
(AS OF SEPTEMBER 30, 2007)
--------------------------------------------------------------------------------

 [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Australia                   (4%)
Canada                      (1%)
Continental Europe         (43%)
Eastern Asia               (10%)
Japan                      (17%)
Russia                      (2%)
Scandinavia                 (6%)
United Kingdom             (16%)
Southeast Asia              (1%)

18  Wells Fargo Advantage International Stock Funds       Performance Highlights

--------------------------------------------------------------------------------

Germany. European purchases included Nokia in Finland and Daimler Chrysler and Siemens in Germany as well as Telefonica in Spain. We judged these companies to have more secure earnings than the financials which were sold.

Artisan's fundamental investment decisions had the largest impact on weightings in the financial sector and Japan, both of which declined considerably. Its list of sales in those two areas included UBS AG, Mizuho Financial Group, Inc., UniCredito Italiano SpA, Fortis, Shinhan Financial Group Co., Ltd., ING Groep N.V., Mitsubishi UFJ Financial Group, Inc. and Axa.

Those sales funded the purchases of securities from other sectors. The largest additions to Artisan's portfolio were German car and truck manufacturer DaimlerChrysler AG, Wacker Chemie, German pharmaceutical company Bayer AG, Japanese heavy machine manufacturer Mitsubishi Heavy Industries, Ltd. and U.K. utility National Grid PLC.

THE FUND LEVERAGES THE INVESTMENT EXPERTISE OF THREE INDEPENDENT TEAMS. AS SUCH, THERE IS WIDE RANGE OF OPINION REGARDING THE OUTLOOK FOR THE INTERNATIONAL EQUITY MARKETS.

It is important to note that the Fund is, by design, a diversified vehicle intended to provide broad exposure across international equity markets. LSV's portfolio is conservatively positioned and will continue to seek investments at significant valuation discount compared to the market, with a bias toward mid cap stocks, relative to the Fund's benchmark. New Star's portfolio remains positioned for a possible slowdown in corporate profits and earning expectations. Artisan's portfolio continues to participate in a scenario of moderating economic growth.

Performance Highlights       Wells Fargo Advantage International Stock Funds  19

--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN 5(%) (AS OF SEPTEMBER 30, 2007)

-------------------------------------------------------------------------------------------------------------------
                                   Including Sales Charge              Excluding Sales Charge         Expense Ratio
INTERNATIONAL EQUITY FUND    6 Months*  1 Year  5 Year  10 Year  6 Months*  1 Year  5 Year  10 Year  Gross 6  Net 7
-------------------------------------------------------------------------------------------------------------------
Class A (SILAX)                1.83      16.58   17.39   6.83      8.04     23.68    18.79   7.47     1.67%   1.50%
-------------------------------------------------------------------------------------------------------------------
Class B (SILBX)                2.61      17.73   17.67   6.66      7.61     22.73    17.88   6.66     2.42%   2.25%
-------------------------------------------------------------------------------------------------------------------
Class C (WFECX)                6.58      21.76   17.87   6.66      7.58     22.76    17.87   6.66     2.42%   2.25%
-------------------------------------------------------------------------------------------------------------------
Administrator Class (WFIEX)                                        8.16     24.00    19.05   7.68     1.49%   1.25%
-------------------------------------------------------------------------------------------------------------------
Institutional Class (WFISX)                                        8.27     24.22    18.83   7.02     1.29%   1.05%
-------------------------------------------------------------------------------------------------------------------
BENCHMARK
-------------------------------------------------------------------------------------------------------------------
  MSCI EAFE(R) Index 1                                             8.72     24.86    23.55   7.97
-------------------------------------------------------------------------------------------------------------------

* Returns for periods of less than one year are not annualized.

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE SHOWN WITHOUT SALES CHARGES WOULD BE LOWER IF SALES CHARGES WERE REFLECTED. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE ON THE FUNDS' WEB SITE-WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

FOR CLASS A SHARES, THE MAXIMUM FRONT-END SALES CHARGE IS 5.75%. FOR CLASS B SHARES, THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE IS 5.00%. FOR CLASS C SHARES, THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE IS 1.00%. PERFORMANCE INCLUDING SALES CHARGE ASSUMES THE SALES CHARGE FOR THE CORRESPONDING TIME PERIOD. ADMINISTRATOR AND INSTITUTIONAL CLASS SHARES ARE SOLD WITHOUT A FRONT-END SALES CHARGE OR CONTINGENT DEFERRED SALES CHARGE.

THE FUND HAS A REDEMPTION FEE OF 2.00% DEDUCTED FROM THE NET PROCEEDS OF SHARES REDEEMED OR EXCHANGED WITHIN 30 DAYS AFTER PURCHASE. PERFORMANCE DATA DOES NOT REFLECT THE DEDUCTION OF THIS FEE, WHICH, IF REFLECTED, WOULD REDUCE THE PERFORMANCE.

Stock fund values fluctuate in response to the activities of individual companies and general market and economic conditions. Foreign investments are especially volatile, and can rise or fall dramatically due to differences in the political and economic conditions of the host country. These risks are generally intensified in emerging markets. The use of derivatives may reduce returns and/or increase volatility. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). This fund is exposed to small company investment risk. Consult the Fund's prospectus for additional information on these and other risks.

--------------------------------------------------------------------------------
5 Performance shown prior to the inception of the Class C shares reflects the performance of the Class A shares, adjusted to reflect Class C sales charges and expenses. Prior to April 11, 2005, the Administrator Class was named the Institutional Class. Performance shown prior to the inception of the Administrator Class reflects the performance of the Class A shares, and includes expenses that are not applicable to and are higher than those of the Administrator Class shares, but does not include Class A sales charges. If it did include Class A sales charges, returns would be lower. Performance shown for the Institutional Class shares reflects the performance of the Administrator Class shares, and includes expenses that are not applicable to and are higher than those of the Institutional Class shares. The Administrator Class shares annual returns are substantially similar to what the Institutional Class shares annual returns would be because the Administrator Class shares and Institutional Class shares are invested in the same portfolio and their annual returns differ only to the extent that they do not have the same expenses.

6 For Classes A, B, C and Administrator, reflects the gross expense ratio as stated in the February 1, 2007, prospectus and is based on the Fund's previous fiscal year expenses as reported in the Financial Highlights. For the Institutional Class this is the first full fiscal year for the Fund. The gross expense ratio is as stated in the February 1, 2007, prospectus and is based on estimates for the current fiscal year whereas the gross expense ratio reported in the Financial Highlights is based on actual expenses for the Fund.

7 The investment adviser has committed through January 31, 2009, to waive fees and/or reimburse expenses to the extent necessary to maintain the net operating expense ratio shown. Without these reductions, the Fund's returns would have been lower.

20  Wells Fargo Advantage International Stock Funds                Fund Expenses


As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, redemption fees (if any) and exchange fees (if any); and (2) ongoing costs, including management fees; distribution [and/or service] (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (April 1, 2007 to September 30, 2007).

ACTUAL EXPENSES

The "Actual" line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Actual" line under the heading entitled "Expenses Paid During Period" for your applicable class of shares to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The "Hypothetical" line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the "Hypothetical" line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

--------------------------------------------------------------------------------------------------------------------------
                                                                 Beginning        Ending        Expenses
                                                               Account Value   Account Value   Paid During     Net Annual
WELLS FARGO ADVANTAGE EMERGING MARKETS FOCUS FUND               04-01-2007      09-30-2007      Period 1     Expense Ratio
--------------------------------------------------------------------------------------------------------------------------
CLASS A
  Actual                                                         $ 1,000.00      $ 1,264.60      $ 10.79         1.90%
  Hypothetical (5% return before expenses)                       $ 1,000.00      $ 1,015.54      $  9.60         1.90%
--------------------------------------------------------------------------------------------------------------------------
CLASS B
  Actual                                                         $ 1,000.00      $ 1,260.10      $ 15.01         2.65%
  Hypothetical (5% return before expenses)                       $ 1,000.00      $ 1,011.78      $ 13.36         2.65%
--------------------------------------------------------------------------------------------------------------------------
CLASS C
  Actual                                                         $ 1,000.00      $ 1,260.00      $ 15.01         2.65%
  Hypothetical (5% return before expenses)                       $ 1,000.00      $ 1,011.78      $ 13.36         2.65%
--------------------------------------------------------------------------------------------------------------------------
ADMINISTRATOR CLASS
  Actual                                                         $ 1,000.00      $ 1,266.70      $  9.09         1.60%
  Hypothetical (5% return before expenses)                       $ 1,000.00      $ 1,017.05      $  8.09         1.60%
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE INTERNATIONAL CORE FUND
--------------------------------------------------------------------------------------------------------------------------
CLASS A
  Actual                                                         $ 1,000.00      $ 1,103.00      $  7.91         1.50%
  Hypothetical (5% return before expenses)                       $ 1,000.00      $ 1,017.55      $  7.59         1.50%
--------------------------------------------------------------------------------------------------------------------------
CLASS B
  Actual                                                         $ 1,000.00      $ 1,099.50      $ 11.84         2.25%
  Hypothetical (5% return before expenses)                       $ 1,000.00      $ 1,013.79      $ 11.36         2.25%
--------------------------------------------------------------------------------------------------------------------------

Fund Expenses                Wells Fargo Advantage International Stock Funds  21


--------------------------------------------------------------------------------------------------------------------------
                                                                 Beginning        Ending        Expenses
                                                               Account Value   Account Value   Paid During    Net Annual
WELLS FARGO ADVANTAGE INTERNATIONAL CORE FUND (continued)       04-01-2007      09-30-2007      Period 1     Expense Ratio
--------------------------------------------------------------------------------------------------------------------------
CLASS C
   Actual                                                        $ 1,000.00      $ 1,098.90      $ 11.84         2.25%
   Hypothetical (5% return before expenses)                      $ 1,000.00      $ 1,013.79      $ 11.36         2.25%
--------------------------------------------------------------------------------------------------------------------------
ADMINISTRATOR CLASS
   Actual                                                        $ 1,000.00      $ 1,104.30      $  6.59         1.25%
   Hypothetical (5% return before expenses)                      $ 1,000.00      $ 1,018.80      $  6.33         1.25%
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------------------------------------------------
CLASS A
   Actual                                                        $ 1,000.00      $ 1,080.40      $  7.82         1.50%
   Hypothetical (5% return before expenses)                      $ 1,000.00      $ 1,017.55      $  7.59         1.50%
--------------------------------------------------------------------------------------------------------------------------
CLASS B
   Actual                                                        $ 1,000.00      $ 1,076.10      $ 11.71         2.25%
   Hypothetical (5% return before expenses)                      $ 1,000.00      $ 1,013.79      $ 11.36         2.25%
--------------------------------------------------------------------------------------------------------------------------
CLASS C
   Actual                                                        $ 1,000.00      $ 1,075.80      $ 11.71         2.25%
   Hypothetical (5% return before expenses)                      $ 1,000.00      $ 1,013.79      $ 11.36         2.25%
--------------------------------------------------------------------------------------------------------------------------
ADMINISTRATOR CLASS
   Actual                                                        $ 1,000.00      $ 1,081.60      $  6.52         1.25%
   Hypothetical (5% return before expenses)                      $ 1,000.00      $ 1,018.80      $  6.33         1.25%
--------------------------------------------------------------------------------------------------------------------------
INSTITUTIONAL CLASS
   Actual                                                        $ 1,000.00      $ 1,082.70      $  5.48         1.05%
   Hypothetical (5% return before expenses)                      $ 1,000.00      $ 1,019.80      $  5.32         1.05%
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1 Expenses are equal to the Fund's annualized expenses ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half year period).

22  Wells Fargo Advantage International Stock Funds

                                    Portfolio of Investments--September 30, 2007


EMERGING MARKETS FOCUS FUND
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
COMMON STOCKS: 82.21%
AUSTRALIA: 1.88%
        735,000    SINO GOLD MINING LIMITED (COAL MINING)+                                                          $     4,904,566
                                                                                                                    ---------------
BERMUDA: 2.06%
         71,900    CREDICORP LIMITED (DEPOSITORY INSTITUTIONS)<<                                                          4,867,630
      1,024,000    XIWANG SUGAR HOLDINGS COMPANY LIMITED (AGRICULTURAL SERVICES)                                            524,260

                                                                                                                          5,391,890
                                                                                                                    ---------------
BRAZIL: 6.73%
        315,900    ANHANGUERA EDUCACIONAL PARTICIPACOES SA (EDUCATIONAL SERVICES)+                                        5,747,553
         80,400    BRASIL TELECOM PARTICIPACOES SA ADR (COMMUNICATIONS)<<                                                 5,999,448
        275,000    COMPANHIA ENERGETICA DE MINAS GERAIS ADR (ELECTRIC, GAS & SANITARY SERVICES)<<                         5,865,750

                                                                                                                         17,612,751
                                                                                                                    ---------------
CHINA: 7.99%
     13,845,000    INDUSTRIAL & COMMERCIAL BANK OF CHINA LIMITED CLASS H (DEPOSITORY INSTITUTIONS)                        9,706,291
        192,386    PERFECT WORLD COMPANY LIMITED ADR (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT &
                   COMPONENTS, EXCEPT COMPUTER EQUIPMENT)+<<                                                              5,209,813
      3,150,000    PETROCHINA COMPANY LIMITED (OIL & GAS EXTRACTION)                                                      5,972,716

                                                                                                                         20,888,820
                                                                                                                    ---------------
HONG KONG: 9.47%
      4,100,000    BELLE INTERNATIONAL HOLDINGS LIMITED (APPAREL & ACCESSORY STORES)                                      5,390,122
     10,040,000    CHINA BLUECHEMICAL LIMITED (CHEMICALS & ALLIED PRODUCTS)<<                                             6,638,358
      1,411,000    GLOBAL BIO-CHEM TECHNOLOGY (MISCELLANEOUS SERVICES)                                                      544,518
      4,130,000    SHUN TAK HOLDINGS LIMITED (REAL ESTATE)                                                                6,651,479
        211,000    SPG LAND HOLDINGS LIMITED (MISCELLANEOUS SERVICES)+                                                      169,096
      3,772,000    TIANJIN DEVELOPMENT HOLDINGS LIMITED (BUSINESS SERVICES)                                               5,376,198

                                                                                                                         24,769,771
                                                                                                                    ---------------
INDIA: 2.76%
         74,500    INFOSYS TECHNOLOGIES LIMITED ADR (BUSINESS SERVICES)+                                                  3,605,055
        593,347    MAX INDIA LIMITED (MISCELLANEOUS MANUFACTURING INDUSTRIES)+                                            3,622,101

                                                                                                                          7,227,156
                                                                                                                    ---------------
MALAYSIA: 1.80%
      1,500,000    BUMIPUTRA-COMMERCE HOLDINGS BERHAD (DEPOSITORY INSTITUTIONS)                                           4,710,198
                                                                                                                    ---------------
MEXICO: 5.25%
        745,000    EMPRESAS ICA SOCIEDAD CONTROLADORA SA DE CV (BUILDING CONSTRUCTION-GENERAL
                   CONTRACTORS & OPERATIVE BUILDERS)+                                                                     4,492,178
        550,056    INDUSTRIA PENOLES SA DE CV (NON-FERROUS METALS)                                                        9,239,014

                                                                                                                         13,731,192
                                                                                                                    ---------------
NORWAY: 1.52%
        310,400    COPEINCA ASA (FISHING, HUNTING & TRAPPING)+                                                            3,972,659
                                                                                                                    ---------------
RUSSIA: 14.19%
         98,700    EVRAZ GROUP SA GDR (METAL MINING)++                                                                    6,247,710
        214,000    GAZPROM ADR (OIL & GAS EXTRACTION)                                                                     9,383,900
        114,600    LUKOIL ADR (OIL & GAS EXTRACTION)                                                                      9,546,180
      1,430,000    SBERBANK OF RUSSIA (DEPOSITORY INSTITUTIONS)                                                           5,963,100
        179,400    SISTEMA JSFC (INSURANCE AGENTS, BROKERS & SERVICE)++                                                   5,965,050

                                                                                                                         37,105,940
                                                                                                                    ---------------

Portfolio of Investments--September 30, 2007

                             Wells Fargo Advantage International Stock Funds  23


EMERGING MARKETS FOCUS FUND
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
SAUDI ARABIA: 4.71%
        205,000    IMPALA PLATINUM HOLDINGS LIMITED (METAL MINING)                                                  $     7,141,509
        747,000    PRETORIA PORTLAND CEMENT COMPANY LIMITED (STONE, CLAY, GLASS & CONCRETE PRODUCTS)                      5,182,907

                                                                                                                         12,324,416
                                                                                                                    ---------------
SOUTH AFRICA: 5.14%
        560,000    MURRAY & ROBERTS HOLDINGS LIMITED (HOLDING & OTHER INVESTMENT OFFICES)                                 7,304,312
        217,900    STANDARD BANK GROUP LIMITED (DEPOSITORY INSTITUTIONS)                                                  3,145,796
        655,000    TRUWORTHS INTERNATIONAL LIMITED (APPAREL & ACCESSORY STORES)                                           3,005,320

                                                                                                                         13,455,428
                                                                                                                    ---------------
SOUTH KOREA: 11.13%
         45,000    HYUNDAI DEPARTMENT STORE COMPANY LIMITED (GENERAL MERCHANDISE STORES)                                  5,408,654
         56,000    HYUNDAI DEVELOPMENT COMPANY (BUILDING CONSTRUCTION-GENERAL CONTRACTORS &
                   OPERATIVE BUILDERS)                                                                                    5,231,643
        203,850    KANGWON LAND INCORPORATED (AMUSEMENT & RECREATION SERVICES)                                            6,013,931
         60,300    MIRAE ASSET SECURITIES COMPANY LIMITED (SECURITY & COMMODITY BROKERS, DEALERS,
                   EXCHANGES & SERVICES)                                                                                  5,765,133
         10,670    SAMSUNG ELECTRONICS COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT &
                   COMPONENTS, EXCEPT COMPUTER EQUIPMENT)                                                                 6,703,726

                                                                                                                         29,123,087
                                                                                                                    ---------------

TAIWAN: 7.58%
      1,589,532    ASUSTEK COMPUTER INCORPORATED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT &
                   COMPONENTS, EXCEPT COMPUTER EQUIPMENT)                                                                 4,836,541
     11,856,740    FUHWA FINANCIAL HOLDINGS COMPANY LIMITED (SECURITY & COMMODITY BROKERS,
                   DEALERS, EXCHANGES & SERVICES)+                                                                        7,266,272
        997,216    HON HAI PRECISION INDUSTRY COMPANY LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY
                   & COMPUTER EQUIPMENT)                                                                                  7,516,937
         17,850    MOTECH INDUSTRIES INCORPORATED GDR (MISCELLANEOUS MANUFACTURING INDUSTRIES)+++                           194,172

                                                                                                                         19,813,922
                                                                                                                    ---------------

TOTAL COMMON STOCKS (COST $172,801,539)                                                                                 215,031,796
                                                                                                                    ---------------
PREFERRED STOCKS: 7.56%
        692,600    COMPANHIA VALE DO RIO DOCE PREFERREDA                                                                 19,780,475
                                                                                                                    ---------------

TOTAL PREFERRED STOCKS (COST $7,215,704)                                                                                 19,780,475
                                                                                                                    ---------------
COLLATERAL FOR SECURITIES LENDING: 4.48%

COLLATERAL INVESTED IN MONEY MARKET FUNDS: 0.97%
        155,180    AIM SHORT-TERM INVESTMENT COMPANY - LIQUID ASSETS PORTFOLIO                                              155,180
      2,100,634    BANK OF NEW YORK INSTITUTIONAL CASH RESERVE FUND                                                       2,100,634
        133,690    BLACKROCKTEMPORARY #24 MONEY MARKET FUND                                                                 133,690
        133,690    SCUDDER DAILY ASSETS MONEY MARKET FUND                                                                   133,690

                                                                                                                          2,523,194
                                                                                                                    ---------------

24  Wells Fargo Advantage Style Guide

                                         Portfolio of Investments--July 31, 2007


EMERGING MARKETS FOCUS FUND
--------------------------------------------------------------------------------

PRINCIPAL          SECURITY NAME                                                    INTEREST RATE   MATURITY DATE        VALUE
COLLATERAL INVESTED IN OTHER ASSETS: 3.51%
$       106,952    ALPINE SECURITIZATION CORPORATION                                     5.30%        10/03/2007    $       106,921
         17,825    ATLANTIC ASSET SECURITIZATION CORPORATION++                           5.30         10/02/2007             17,823
         89,127    ATLANTIC ASSET SECURITIZATION CORPORATION                             5.30         10/24/2007             88,828
         44,563    ATLAS CAPITAL FUNDING CORPORATION SERIES MTN1+/-++                    5.03         10/25/2007             44,564
         44,563    BANCO SANTANDER TOTTA LOAN+/-++                                       5.76         10/15/2008             44,558
         44,563    BANK OF IRELAND SERIES EXTC+/-++                                      5.35         10/14/2008             44,496
         62,389    BANK OF MONTREAL                                                      5.08         10/22/2007             62,380
        160,428    BARCLAYS REPURCHASE AGREEMENT - 102% COLLATERALIZED
                   (MATURITY VALUE $160,500)                                             5.40         10/01/2007            160,428
         62,389    BARTON CAPITAL CORPORATION                                            5.23         10/02/2007             62,379
         58,824    BARTON CAPITAL CORPORATION                                            5.24         10/15/2007             58,704
         48,524    BARTON CAPITAL CORPORATION                                            5.27         10/19/2007             48,397
         89,127    BEAR STEARNS & COMPANY INCORPORATED INTERNATIONAL REPURCHASE
                   AGREEMENT - 102% COLLATERALIZED (MATURITY VALUE $89,166)              5.30         10/01/2007             89,127
        249,554    BEAR STEARNS & COMPANY INCORPORATED REPURCHASE
                   AGREEMENT - 102% COLLATERALIZED (MATURITY VALUE $249,665)             5.35         10/01/2007            249,554
         35,651    BNP PARIBAS+/-                                                        5.33         05/07/2008             35,625
         19,184    BNP PARIBAS REPURCHASE AGREEMENT - 102% COLLATERALIZED
                   (MATURITY VALUE $19,192)                                              5.29         10/01/2007             19,184
        267,380    BNP PARIBAS REPURCHASE AGREEMENT - 102% COLLATERALIZED
                   (MATURITY VALUE $267,499)                                             5.33         10/01/2007            267,380
         48,128    CAFCO LLC++                                                           5.20         10/02/2007             48,121
         26,738    CANCARA ASSET SECURITIZATION LIMITED++                                5.19         10/17/2007             26,676
         60,606    CHARIOT FUNDING LLC                                                   5.18         10/18/2007             60,456
         62,389    CHARIOT FUNDING LLC++                                                 5.31         10/09/2007             62,316
         62,389    CHARIOT FUNDING LLC++                                                 5.37         10/04/2007             62,361
        115,865    CHEYNE FINANCE LLC+/-++^^                                             4.98         02/25/2008            110,997
         89,127    CHEYNE FINANCE LLC+/-++^^                                             5.29         05/19/2008             89,127
         17,825    CIT GROUP INCORPORATED+/-                                             5.67         12/19/2007             17,730
         19,652    CIT GROUP INCORPORATED+/-                                             5.73         11/23/2007             19,542
        304,335    CITIGROUP REPURCHASE AGREEMENT - 102% COLLATERALIZED
                   (MATURITY VALUE $304,470)                                             5.33         10/01/2007            304,335
          8,913    CLIPPER RECEIVABLES CORPORATION++                                     5.22         10/01/2007              8,913
          8,913    COMERICA BANK+/-                                                      5.82         02/08/2008              8,919
        569,268    CREDIT SUISSE FIRST BOSTON REPURCHASE
                   AGREEMENT - 102% COLLATERALIZED (MATURITY VALUE $569,522)             5.35         10/01/2007            569,268
        106,952    CULLINAN FINANCE CORPORATION+/-++                                     5.11         02/25/2008            106,952
         44,563    CULLINAN FINANCE CORPORATION+/-++                                     5.32         02/12/2008             44,560
        133,690    CULLINAN FINANCE CORPORATION+/-++                                     5.32         08/04/2008            133,660
        267,380    EBBETS FUNDING LLC++                                                  5.90         10/01/2007            267,380
         98,039    ERASMUS CAPITAL CORPORATION++                                         5.34         10/10/2007             97,911
         17,825    ERASMUS CAPITAL CORPORATION++                                         5.65         10/01/2007             17,825
         89,127    FAIRWAY FINANCE CORPORATION++                                         5.25         10/10/2007             89,010
         71,301    FAIRWAY FINANCE CORPORATION++                                         5.30         10/05/2007             71,260
         44,563    FALCON ASSET SECURITIZATION CORPORATION                               5.35         11/06/2007             44,330
        178,253    FIVE FINANCE INCORPORATED+/-++                                        5.30         07/09/2008            178,120
         65,775    FOUNTAIN SQUARE COMMERCIAL FUNDING CORPORATION                        5.38         10/31/2007             65,488
         44,563    GALLEON CAPITAL LLC++                                                 5.25         10/02/2007             44,557
         73,084    GALLEON CAPITAL LLC++                                                 5.28         10/01/2007             73,084
         46,346    GALLEON CAPITAL LLC                                                   5.34         10/19/2007             46,224
         17,825    HARRIER FINANCE FUNDING LLC+/-                                        5.15         04/25/2008             17,825

Portfolio of Investments--September 30, 2007

                             Wells Fargo Advantage International Stock Funds  25


EMERGING MARKETS FOCUS FUND
--------------------------------------------------------------------------------

PRINCIPAL          SECURITY NAME                                                    INTEREST RATE   MATURITY DATE        VALUE
COLLATERAL INVESTED IN OTHER ASSETS: (continued)
$        44,563    HARRIER FINANCE FUNDING LLC+/-++                                      5.31%        01/11/2008    $        44,521
         89,127    HUDSON-THAMES LLC+/-++                                                5.67         06/16/2008             89,205
        115,865    ING (USA) ANNUITY & LIFE INSURANCE COMPANY+/-                         5.82         08/16/2008            115,865
         44,563    INTESA BANK (IRELAND) PLC SERIES BKNT+/-++                            5.14         10/24/2008             44,529
      1,033,869    JPMORGAN CHASE SECURITIES CORPORATION REPURCHASE
                   AGREEMENT - 102% COLLATERALIZED (MATURITY VALUE $1,034,330)           5.35         10/01/2007          1,033,869
        140,820    K2 (USA) LLC                                                          6.11         10/05/2007            140,738
        102,496    KESTREL FUNDING US LLC+/-++                                           5.10         02/25/2008            102,401
         17,825    KESTREL FUNDING US LLC+/-                                             5.15         04/25/2008             17,825
         26,738    KESTREL FUNDING US LLC                                                5.88         10/09/2007             26,707
         71,301    LIBERTY STREET FUNDING CORPORATION                                    5.28         10/01/2007             71,301
         89,127    LINKS FINANCE LLC+/-++                                                5.32         08/15/2008             88,991
        119,430    LIQUID FUNDING LIMITED+/-++                                           5.34         11/13/2007            119,430
        131,907    LIQUID FUNDING LIMITED+/-++                                           5.70         06/11/2008            132,016
         37,611    METLIFE GLOBAL FUNDING I+/-++                                         5.43         10/05/2007             37,611
        582,016    MORGAN STANLEY REPURCHASE AGREEMENT - 102% COLLATERALIZED
                   (MATURITY VALUE $582,275)                                             5.33         10/01/2007            582,016
          8,244    MORGAN STANLEY SERIES EXL+/-                                          5.83         10/14/2008              8,236
        156,462    NORTH SEA FUNDING LLC                                                 5.36         10/15/2007            156,143
         89,127    NORTH SEA FUNDING LLC++                                               5.45         10/03/2007             89,101
         89,127    NORTHERN ROCK PLC+/-++                                                5.78         11/04/2008             88,753
         23,865    PERRY GLOBAL FUNDING LLC SERIES A                                     5.59         10/11/2007             23,830
         50,802    PREMIUM ASSET TRUST+/-++                                              5.33         12/21/2007             50,813
         44,563    PREMIUM ASSET TRUST SERIES 06-B++                                     5.50         12/16/2007             44,563
         33,868    PYXIS MASTER TRUST SERIES 2007-3+/-++                                 5.51         11/27/2007             33,868
          7,210    RACERS TRUST SERIES 2004-6-MM+/-++                                    5.19         03/24/2008              7,202
        142,603    REGENCY MARKETS #1 LLC++                                              5.21         10/12/2007            142,374
         67,736    REGENCY MARKETS #1 LLC++                                              5.25         10/04/2007             67,706
         35,651    ROYAL BANK OF SCOTLAND GROUP PLC                                      5.55         10/05/2007             35,651
        126,560    SCALDIS CAPITAL LIMITED++                                             5.26         10/04/2007            126,504
        122,995    SCALDIS CAPITAL LIMITED                                               5.29         10/22/2007            122,618
        115,865    SEDNA FINANCE INCORPORATED                                            5.38         10/09/2007            115,729
         64,171    SEDNA FINANCE INCORPORATED+/-++                                       5.79         04/10/2008             64,130
         26,738    SHEFFIELD RECEIVABLES CORPORATION++                                   5.25         10/05/2007             26,722
         45,455    SHIPROCK FINANCE SERIES 2007-4A+/-++                                  5.82         04/11/2008             45,455
         34,759    SKANDINAVISKA ENSKILDA BANKEN AB (NEW YORK)+/-                        5.11         02/29/2008             34,753
         44,563    SKANDINAVISKA ENSKILDA BANKEN AB (NEW YORK)+/-                        5.70         02/04/2008             44,601
         35,651    SLM CORPORATION+/-++                                                  5.81         05/12/2008             35,338
         55,258    STANFIELD VICTORIA FUNDING LLC+/-++                                   5.36         04/03/2008             55,239
         89,127    STANFIELD VICTORIA FUNDING LLC+/-++                                   5.57         02/15/2008             89,136
         89,127    TANGO FINANCE CORPORATION                                             5.37         10/04/2007             89,087
        108,734    THAMES ASSET GLOBAL SECURITIZATION #1 INCORPORATED++                  5.30         10/15/2007            108,513
         10,695    THAMES ASSET GLOBAL SECURITIZATION #1 INCORPORATED                    5.31         10/17/2007             10,670
         10,305    THE TRAVELERS INSURANCE COMPANY+/-                                    5.89         02/08/2008             10,305
         37,169    THUNDER BAY FUNDING INCORPORATED                                      5.32         10/25/2007             37,039
         87,205    THUNDER BAY FUNDING INCORPORATED++                                    5.33         10/02/2007             87,192
         14,260    TULIP FUNDING CORPORATION++                                           5.25         10/04/2007             14,254

26  Wells Fargo Advantage International Stock Funds

                                    Portfolio of Investments--September 30, 2007


EMERGING MARKETS FOCUS FUND
--------------------------------------------------------------------------------

PRINCIPAL          SECURITY NAME                                                    INTEREST RATE   MATURITY DATE        VALUE
COLLATERAL INVESTED IN OTHER ASSETS: (continued)
$        71,301    TULIP FUNDING CORPORATION                                             5.27%        10/26/2007    $        71,041
         44,563    UNICREDITO ITALIANO BANK (IRELAND) SERIES EXL+/-++                    5.77         10/08/2008             44,480
         44,563    UNICREDITO ITALIANO BANK (IRELAND) SERIES LIB+/-++                    5.84         10/08/2008             44,482
         17,825    VERSAILLES CDS LLC++                                                  5.24         10/03/2007             17,820
         71,301    VERSAILLES CDS LLC                                                    5.39         10/16/2007             71,145
         89,127    VERSAILLES CDS LLC                                                    5.40         10/23/2007             88,840
         76,649    VICTORIA FINANCE LLC+/-++                                             5.32         07/28/2008             76,493
         44,563    VICTORIA FINANCE LLC+/-++                                             5.34         08/07/2008             44,563
         89,127    WHITE PINE FINANCE LLC+/-++                                           5.46         02/22/2008             89,136
         35,651    ZELA FINANCE CORPORATION                                              5.32         10/26/2007             35,521

                                                                                                                          9,183,366
                                                                                                                    ---------------

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $11,706,560)                                                               11,706,560
                                                                                                                    ---------------

SHARES
SHORT-TERM INVESTMENTS: 7.30%
     19,079,057    WELLS FARGO ADVANTAGE MONEY MARKET TRUST~+++                                                          19,079,057

TOTAL SHORT-TERM INVESTMENTS (COST $19,079,057)                                                                          19,079,057
                                                                                                                    ---------------
TOTAL INVESTMENTS IN SECURITIES
(COST $210,802,860)*                         101.55%                                                                $   265,597,888

OTHER ASSETS AND LIABILITIES, NET             (1.55)                                                                     (4,041,418)
                                              -----                                                                 ---------------

TOTAL NET ASSETS                             100.00%                                                                $   261,556,470
                                                                                                                    ---------------

--------------------------------------------------------------------------------
+     Non-income earning securities.

<<    All or a portion of this security is on loan. (See Note 2)

+/-   Variable rate investments.

~ This Wells Fargo Advantage Fund invests cash balances that it retains for liquidity purposes in a Wells Fargo Advantage Money Market Fund. The fund does not pay an investment advisory fee for such investments.

++ Securities that may be resold to "qualified institutional buyers" under rule 144A or securities offered pursuant to section 4(2) of the Securities Act of 1933, as amended.

^^ This security is currently in default with regards to scheduled interest or principal payments.

+++   Security of an affiliate of the fund with a cost of $19,079,057.

* Cost for federal income tax purposes is $210,814,131 and net unrealized appreciation (depreciation) consists of:

         Gross unrealized appreciation                  $ 55,120,364
         Gross unrealized depreciation                      (336,607)
                                                        ------------
         Net unrealized appreciation (depreciation)     $ 54,783,757

The accompanying notes are an integral part of these financial statements.

Portfolio of Investments--September 30, 2007

                             Wells Fargo Advantage International Stock Funds  27


INTERNATIONAL CORE FUND
--------------------------------------------------------------------------------

SHARES          SECURITY NAME                                                                                            VALUE
COMMON STOCKS: 97.04%

AUSTRALIA: 6.08%
       14,843   AXA ASIA PACIFIC HOLDINGS LIMITED (INSURANCE CARRIERS)                                              $       102,733
        4,786   ORICA LIMITED (MISCELLANEOUS MANUFACTURING INDUSTRIES)                                                      127,831
        4,000   QBE INSURANCE GROUP LIMITED (INSURANCE CARRIERS)                                                            119,970
        1,559   RIO TINTO LIMITED (METAL MINING)<<                                                                          149,709
        4,604   SANTOS LIMITED (OIL & GAS EXTRACTION)                                                                        61,485
        2,170   WOODSIDE PETROLEUM LIMITED (OIL & GAS EXTRACTION)                                                            96,663

                                                                                                                            658,391
                                                                                                                    ---------------
AUSTRIA: 0.58%
          935   OMV AG (OIL & GAS EXTRACTION)                                                                                62,436
                                                                                                                    ---------------
BELGIUM: 2.00%
        1,000   BELGACOM SA (COMMUNICATIONS)                                                                                 46,400
        1,330   DELHAIZE GROUP (FOOD STORES)                                                                                127,445
        1,441   FORTIS (DEPOSITORY INSTITUTIONS)                                                                             42,431

                                                                                                                            216,276
                                                                                                                    ---------------
CHINA: 1.17%
      181,000   INDUSTRIAL & COMMERCIAL BANK OF CHINA LIMITED CLASS H (DEPOSITORY INSTITUTIONS)+                            126,893
                                                                                                                    ---------------
FINLAND: 3.16%
        2,200   FORTUM OYJ (ELECTRIC, GAS & SANITARY SERVICES)                                                               80,748
        1,204   METSO OYJ (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                           82,923
        4,700   NOKIA OYJ (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
                EQUIPMENT)                                                                                                  178,674

                                                                                                                            342,345
                                                                                                                    ---------------
FRANCE: 11.36%
          800   ALSTOM (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                             162,637
           19   ARKEMA INCORPORATED ADR (CHEMICALS & ALLIED PRODUCTS)+                                                        1,154
          900   BOUYGUES SA (ENGINEERING CONSTRUCTION)                                                                       77,630
        1,049   CARREFOUR SA (FOOD STORES)                                                                                   73,489
          879   COMPAGNIE GENERALE DES ETABLISSEMENTS MICHELIN (RUBBER & MISCELLANEOUS PLASTICS
                PRODUCTS)                                                                                                   118,171
          745   LVMH MOET HENNESSY LOUIS VUITTON SA (CONSUMER SERVICES)                                                      89,310
          309   PPR SA (APPAREL & ACCESSORY STORES)                                                                          58,135
        1,850   PUBLICIS GROUPE (COMMUNICATIONS)                                                                             76,080
        1,300   SANOFI-AVENTIS SA (CHEMICALS & ALLIED PRODUCTS)                                                             110,074
        1,055   TECHNIP SA (OIL & GAS EXTRACTION)                                                                            94,324
        2,120   TOTAL SA (OIL & GAS EXTRACTION)                                                                             172,371
          794   TOTAL SA ADR (OIL & GAS EXTRACTION)                                                                          64,338
        3,165   VIVENDI UNIVERSAL SA (COMMUNICATIONS)                                                                       133,588

                                                                                                                          1,231,301
                                                                                                                    ---------------
GERMANY: 8.24%
          500   ALLIANZ SE (INSURANCE CARRIERS)                                                                             116,820
        2,100   ARCANDOR AG (GENERAL MERCHANDISE STORES)<<                                                                   70,310
        1,513   COMMERZBANK AG (DEPOSITORY INSTITUTIONS)                                                                     61,250
        1,800   DAIMLERCHRYSLER AG (TRANSPORTATION EQUIPMENT)                                                               181,312
        1,100   DEUTSCHE BANK AG (DEPOSITORY INSTITUTIONS)                                                                  141,764
          800   E.ON AG (ELECTRIC, GAS & SANITARY SERVICES)                                                                 147,910
        1,822   GEA GROUP AG (HOLDING & OTHER INVESTMENT OFFICES)+                                                           64,094
          800   SIEMENS AG (WHOLESALE TRADE NON-DURABLE GOODS)                                                              109,992

                                                                                                                            893,452
                                                                                                                    ---------------

28  Wells Fargo Advantage International Stock Funds

                                    Portfolio of Investments--September 30, 2007


INTERNATIONAL CORE FUND
--------------------------------------------------------------------------------

SHARES          SECURITY NAME                                                                                            VALUE
GREECE: 0.96%
        2,981   ALPHA BANK AE (DEPOSITORY INSTITUTIONS)                                                             $       103,888
                                                                                                                    ---------------
HONG KONG: 6.75%
        9,000   CHEUNG KONG HOLDINGS LIMITED (REAL ESTATE)                                                                  148,421
       11,000   CHINA MOBILE (HONG KONG) LIMITED (COMMUNICATIONS)                                                           180,130
      104,000   GUANGDONG INVESTMENT LIMITED (BUSINESS SERVICES)                                                             71,306
       29,000   HANG LUNG PROPERTIES LIMITED (REAL ESTATE)                                                                  129,820
        7,000   SUN HUNG KAI PROPERTIES LIMITED (REAL ESTATE)                                                               117,960
       14,000   TELEVISION BROADCASTS LIMITED (MOTION PICTURES)                                                              84,102

                                                                                                                            731,739
                                                                                                                    ---------------
INDIA: 0.49%
        1,100   INFOSYS TECHNOLOGIES LIMITED ADR (BUSINESS SERVICES)                                                         53,229
                                                                                                                    ---------------
IRELAND: 0.64%
        6,540   EXPERIAN GROUP LIMITED (BUSINESS SERVICES)                                                                   69,179
                                                                                                                    ---------------
ITALY: 2.00%
        3,400   ENI SPA (PETROLEUM REFINING & RELATED INDUSTRIES)                                                           126,005
       10,600   UNICREDITO ITALIANO SPA (DEPOSITORY INSTITUTIONS)                                                            90,690

                                                                                                                            216,695
                                                                                                                    ---------------
JAPAN: 18.13%
        6,000   BANK OF YOKOHAMA LIMITED (DEPOSITORY INSTITUTIONS)                                                           41,423
           13   EAST JAPAN RAILWAY COMPANY (RAILROADS)                                                                      102,538
        1,200   FANUC LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
                COMPUTER EQUIPMENT)                                                                                         122,335
        8,000   FUJITSU LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                     56,553
          800   IBIDEN COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS,
                EXCEPT COMPUTER EQUIPMENT)                                                                                   67,349
           10   INPEX HOLDINGS INCORPORATED (OIL & GAS EXPLORATION)                                                         102,729
        7,600   ISETAN COMPANY LIMITED (APPAREL & ACCESSORY STORES)                                                         102,489
        4,000   KAO CORPORATION (CHEMICALS & ALLIED PRODUCTS)                                                               119,445
        4,200   MITSUBISHI CORPORATION (BUSINESS SERVICES)                                                                  133,095
            8   MITSUBISHI UFJ FINANCIAL GROUP INCORPORATED (DEPOSITORY INSTITUTIONS)                                        75,525
        6,000   MITSUI FUDOSAN COMPANY LIMITED (REAL ESTATE)                                                                166,630
        1,900   MURATA MANUFACTURING COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT &
                COMPONENTS, EXCEPT COMPUTER EQUIPMENT)                                                                      136,961
        9,000   NIPPON ELECTRIC GLASS COMPANY LIMITED (MISCELLANEOUS MANUFACTURING INDUSTRIES)                              144,953
        4,800   NOMURA HOLDINGS INCORPORATED (SECURITY & COMMODITY BROKERS, DEALERS,
                EXCHANGES & SERVICES)                                                                                        80,484
        1,400   NOMURA RESEARCH INSTITUTE LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY &
                COMPUTER EQUIPMENT)                                                                                          47,656
        1,100   SHIN-ETSU CHEMICAL COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)                                             76,037
       26,000   SUMITOMO METAL INDUSTRIES LIMITED (FABRICATED METAL PRODUCTS, EXCEPT MACHINERY &
                TRANSPORTATION EQUIPMENT)                                                                                   151,656
        7,000   SUMITOMO TRUST & BANKING COMPANY LIMITED (DEPOSITORY INSTITUTIONS)                                           52,958
        2,200   TOYOTA MOTOR CORPORATION (AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS)                                   129,857
        2,100   YAMAHA MOTOR COMPANY LIMITED (TRANSPORTATION EQUIPMENT)                                                      53,567

                                                                                                                          1,964,240
                                                                                                                    ---------------
LUXEMBOURG: 1.24%
        1,706   ARCELORMITTAL (FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT)                      134,648
                                                                                                                    ---------------

Portfolio of Investments--September 30, 2007

                             Wells Fargo Advantage International Stock Funds  29


INTERNATIONAL CORE FUND
--------------------------------------------------------------------------------

SHARES          SECURITY NAME                                                                                            VALUE
NETHERLANDS: 4.05%
        2,910   ASML HOLDING NV (SEMICONDUCTOR EQUIPMENT MANUFACTURING & RELATED)+                                  $        96,476
        1,535   ING GROEP NV (FINANCIAL SERVICES)                                                                            68,138
        4,300   KONINKLIJKE (ROYAL) KPN NV (COMMUNICATIONS)                                                                  74,621
        1,100   RANDSTAD HOLDINGS NV (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                                              59,463
          400   ROYAL DUTCH SHELL PLC ADR CLASS A (PETROLEUM REFINING & RELATED INDUSTRIES)                                  32,872
        3,600   WOLTERS KLUWER NV (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                                                106,877

                                                                                                                            438,447
                                                                                                                    ---------------
RUSSIA: 1.48%
        1,248   LUKOIL ADR (OIL & GAS EXTRACTION)                                                                           103,958
        6,306   VTB BANK OJSC GDR (NON-DEPOSITORY CREDIT INSTITUTIONS)+!                                                     56,439

                                                                                                                            160,397
                                                                                                                    ---------------
SINGAPORE: 1.82%
       14,000   CAPITALAND LIMITED (REAL ESTATE)                                                                             76,809
        5,000   GREAT EASTERN HOLDINGS LIMITED (HOLDING & OTHER INVESTMENT OFFICES)                                          60,586
        4,000   UNITED OVERSEAS BANK LIMITED (DEPOSITORY INSTITUTIONS)                                                       59,509

                                                                                                                            196,904
                                                                                                                    ---------------
SPAIN: 1.45%
        1,774   INDRA SISTEMAS SA (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                   47,987
        3,900   TELEFONICA SA (COMMUNICATIONS)                                                                              109,166

                                                                                                                            157,153
                                                                                                                    ---------------
SWEDEN: 2.16%
        3,300   SKANSKA AB CLASS B (HEAVY CONSTRUCTION OTHER THAN BUILDING CONSTRUCTION
                CONTRACTS)                                                                                                   65,420
        1,726   SWEDBANK AB (DEPOSITORY INSTITUTIONS)                                                                        57,720
       27,700   TELEFONAKTIEBOLAGET LM ERICSSON CLASS B (COMMUNICATIONS)                                                    110,901

                                                                                                                            234,041
                                                                                                                    ---------------
SWITZERLAND: 6.50%
        1,500   CREDIT SUISSE GROUP (NON-DEPOSITORY CREDIT INSTITUTIONS)                                                     99,592
          900   HOLCIM LIMITED (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                              99,412
          700   NOVARTIS AG (CHEMICALS & ALLIED PRODUCTS)                                                                    38,630
        2,100   NOVARTIS AG ADR (CHEMICALS & ALLIED PRODUCTS)                                                               115,416
          956   ROCHE HOLDING AG GENUSSCHEIN (MEDICAL PRODUCTS)                                                             173,340
        1,580   UBS AG (SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES)                                         84,954
          310   ZURICH FINANCIAL SERVICES AG (FINANCIAL SERVICES)                                                            92,998

                                                                                                                            704,342
                                                                                                                    ---------------
TAIWAN: 0.56%
        6,029   TAIWAN SEMICONDUCTOR MANUFACTURING COMPANY LIMITED ADR (ELECTRONIC & OTHER
                ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT)                                                61,013
                                                                                                                    ---------------
UNITED KINGDOM: 16.22%
        7,220   AVIVA PLC (INSURANCE CARRIERS)                                                                              108,722
       12,646   BAE SYSTEMS PLC (TRANSPORTATION BY AIR)                                                                     127,686
        7,880   BARCLAYS PLC (DEPOSITORY INSTITUTIONS)                                                                       96,009
        1,110   BHP BILLITON PLC (COAL MINING)                                                                               39,743
        9,380   BRITISH SKY BROADCASTING PLC (COMMUNICATIONS)                                                               133,380
        5,000   EASYJET PLC (TRANSPORTATION BY AIR)+                                                                         53,656
        4,776   EMAP PLC (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                                                          85,893
        5,859   GLAXOSMITHKLINE PLC (CHEMICALS & ALLIED PRODUCTS)                                                           155,478
          960   GLAXOSMITHKLINE PLC ADR (CHEMICALS & ALLIED PRODUCTS)                                                        51,072

30  Wells Fargo Advantage International Stock Funds

                                    Portfolio of Investments--September 30, 2007


INTERNATIONAL CORE FUND
--------------------------------------------------------------------------------

SHARES          SECURITY NAME                                                                                            VALUE
UNITED KINGDOM (continued)
        6,530   INVESCO PLC (HOLDING & OTHER INVESTMENT OFFICES)                                                    $        88,379
        1,621   JOHNSON MATTHEY PLC (CHEMICALS & ALLIED PRODUCTS)                                                            55,287
       42,600   LEGAL & GENERAL GROUP PLC (INSURANCE CARRIERS)                                                              116,445
        7,328   NATIONAL GRID PLC (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
                COMPUTER EQUIPMENT)                                                                                         117,545
        9,208   ROLLS ROYCE GROUP PLC (AEROSPACE, DEFENSE)                                                                   98,436
        2,540   ROYAL DUTCH SHELL PLC CLASS A (OIL & GAS EXTRACTION)                                                        104,820
        3,360   SMITHS GROUP PLC (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
                COMPUTER EQUIPMENT)                                                                                          73,489
       41,273   VODAFONE GROUP PLC (COMMUNICATIONS)                                                                         149,044
        3,041   WOLSELEY PLC (WHOLESALE TRADE NON-DURABLE GOODS)                                                             51,424
        5,820   YELL GROUP PLC (COMMUNICATIONS)                                                                              51,084

                                                                                                                          1,757,592
                                                                                                                    ---------------

TOTAL COMMON STOCKS (COST $8,579,519)                                                                                    10,514,601
                                                                                                                    ---------------
COLLATERAL FOR SECURITIES LENDING: 1.93%

COLLATERAL INVESTED IN MONEY MARKET FUNDS: 1.93%
      209,063   BANK OF NEW YORK INSTITUTIONAL CASH RESERVE FUND                                                            209,063
                                                                                                                    ---------------

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $209,063)                                                                     209,063
                                                                                                                    ---------------
SHORT-TERM INVESTMENTS: 2.94%
      318,470   WELLS FARGO ADVANTAGE MONEY MARKET TRUST~+++                                                                318,470
                                                                                                                    ---------------

TOTAL SHORT-TERM INVESTMENTS (COST $318,470)                                                                                318,470
                                                                                                                    ---------------
TOTAL INVESTMENTS IN SECURITIES
(COST $9,107,052)*                              101.91%                                                             $    11,042,134

OTHER ASSETS AND LIABILITIES, NET                (1.91)                                                                    (207,019)
                                                ------                                                              ---------------
TOTAL NET ASSETS                                100.00%                                                             $    10,835,115
                                                ------                                                              ---------------

--------------------------------------------------------------------------------
+     Non-income earning securities.

<<    All or portion of this security is on loan. (See Note 2)

! Securities that may be resold to "qualified institutional buyers" under rule 144A or securities offered pursuant to section 4(2) of the Securities Act of 1933, as amended.

~ This Wells Fargo Advantage Fund invests cash balances that it retains for liquidity purposes in a Wells Fargo Advantage Money Market Fund. The fund does not pay an investment advisory fee for such investments.

+++   Security of an affiliate of the fund with a cost of $318,470.

* Cost for federal income tax purposes is $9,127,776 and net unrealized appreciation (depreciation) consists of:

      Gross unrealized appreciation                    $  2,146,035
      Gross unrealized depreciation                        (231,677)
                                                       ------------
      Net unrealized appreciation (depreciation)       $  1,914,358

The accompanying notes are an integral part of these financial statements.

Portfolio of Investments--September 30, 2007

                             Wells Fargo Advantage International Stock Funds  31


INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
COMMON STOCKS: 96.40%

AUSTRALIA: 4.02%
        411,208    AXA ASIA PACIFIC HOLDINGS LIMITED (INSURANCE CARRIERS)                                           $     2,846,109
        264,200    BLUESCOPE STEEL LIMITED (MISCELLANEOUS MANUFACTURING INDUSTRIES)<<                                     2,520,210
        264,000    BORAL LIMITED (STONE, CLAY, GLASS & CONCRETE PRODUCTS)                                                 1,684,334
         44,000    COMMONWEALTH BANK OF AUSTRALIA (DEPOSITORY INSTITUTIONS)                                               2,201,660
        192,000    CSR LIMITED (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                             529,855
        222,900    ONESTEEL LIMITED (PRIMARY METAL INDUSTRIES)                                                            1,364,755
        104,909    ORICA LIMITED (MISCELLANEOUS MANUFACTURING INDUSTRIES)                                                 2,802,042
        253,500    PERILYA LIMITED (METAL MINING)                                                                           897,524
        574,900    QANTAS AIRWAYS (TRANSPORTATION BY AIR)                                                                 2,846,571
         96,000    QBE INSURANCE GROUP LIMITED (INSURANCE CARRIERS)                                                       2,879,277
         49,835    RIO TINTO LIMITED (METAL MINING)<<                                                                     4,785,611
        286,204    SANTOS LIMITED (OIL & GAS EXTRACTION)                                                                  3,822,149
        340,800    TELSTRA CORPORATION LIMITED (COMMUNICATIONS)                                                           1,318,504
         67,950    WOODSIDE PETROLEUM LIMITED (OIL & GAS EXTRACTION)                                                      3,026,834

                                                                                                                         33,525,435
                                                                                                                    ---------------
AUSTRIA: 0.60%
         26,625    OMV AG (OIL & GAS EXTRACTION)                                                                          1,777,936
         27,900    VOESTALPINE AG (FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT)                2,410,900
         11,636    WIENER STAEDTISCHE ALLGEMEINE VERSICHERUNG AG (INSURANCE CARRIERS)                                       813,022

                                                                                                                          5,001,858
                                                                                                                    ---------------
BELGIUM: 0.92%
         40,729    DELHAIZE GROUP (FOOD STORES)                                                                           3,902,792
         10,400    DEXIA SA (DEPOSITORY INSTITUTIONS)                                                                       314,985
        115,637    FORTIS (DEPOSITORY INSTITUTIONS)                                                                       3,405,016
            172    UMICORE (MINING & QUARRYING OF NONMETALLIC MINERALS, EXCEPT FUELS)                                        41,106

                                                                                                                          7,663,899
                                                                                                                    ---------------
BRAZIL: 0.11%
        187,890    VIVO PARTICIPACOES SA ADR (COMMUNICATIONS)+                                                              931,934
                                                                                                                    ---------------
CANADA: 0.42%
         50,124    CANADIAN PACIFIC RAILWAY LIMITED (RAILROAD TRANSPORTATION)                                             3,523,216
                                                                                                                    ---------------
CHINA: 1.30%
      2,326,600    CHINA CONSTRUCTION BANK CLASS H (FINANCIAL SERVICES)                                                   2,121,934
        595,000    CHINA LIFE INSURANCE COMPANY LIMITED (INSURANCE CARRIERS)                                              3,417,451
      1,556,000    CHINA PETROLEUM & CHEMICAL CORPORATION (SINOPEC) (OIL COMPANIES)                                       1,943,536
      4,846,000    INDUSTRIAL & COMMERCIAL BANK OF CHINA LIMITED CLASS H (DEPOSITORY INSTITUTIONS)                        3,397,377

                                                                                                                         10,880,298
                                                                                                                    ---------------
DENMARK: 0.25%
         29,700    DANSKE BANK A/S (DEPOSITORY INSTITUTIONS)                                                              1,205,804
         33,700    H. LUNDBECK A/S (CHEMICALS & ALLIED PRODUCTS)                                                            915,358

                                                                                                                          2,121,162
                                                                                                                    ---------------
FINLAND: 2.32%
         22,400    ELCOTEQ NETWORK OYJ (COMMUNICATIONS)                                                                     151,401
        272,051    FORTUM OYJ (ELECTRIC, GAS & SANITARY SERVICES)                                                         9,985,303
         39,200    KEMIRA OYJ (CHEMICALS & ALLIED PRODUCTS)                                                                 915,593
         29,659    METSO OYJ (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                     2,042,707

32  Wells Fargo Advantage International Stock Funds

                                    Portfolio of Investments--September 30, 2007


INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
FINLAND (continued)
        105,900    NOKIA OYJ (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT)      $     4,025,858
         27,100    RAUTARUUKKI OYJ (PRIMARY METAL INDUSTRIES)                                                             1,641,944
         25,200    TIETOENATOR OYJ (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                 565,598

                                                                                                                         19,328,404
                                                                                                                    ---------------
FRANCE: 11.01%
         35,972    ALSTOM (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)+                                       7,312,992
            910    ARKEMA (OIL & GAS EXTRACTION)+                                                                            55,421
         48,500    BNP PARIBAS SA (DEPOSITORY INSTITUTIONS)<<                                                             5,307,205
         92,187    BOUYGUES SA (ENGINEERING CONSTRUCTION)                                                                 7,951,620
         81,810    CARREFOUR SA (FOOD STORES)                                                                             5,731,331
         10,000    CNP ASSURANCES (INSURANCE AGENTS, BROKERS & SERVICE)                                                   1,279,214
         26,600    COMPAGNIE DE SAINT-GOBAIN (STONE, CLAY, GLASS & CONCRETE PRODUCTS)                                     2,776,104
         29,649    COMPAGNIE GENERALE DES ETABLISSEMENTS MICHELIN (RUBBER & MISCELLANEOUS
                   PLASTICS PRODUCTS)                                                                                     3,985,952
         33,900    CREDIT AGRICOLE SA (DEPOSITORY INSTITUTIONS)<<                                                         1,307,583
         52,561    ELECTRICITE DE FRANCE (ELECTRIC, GAS & SANITARY SERVICES)                                              5,557,470
         65,567    LVMH MOET HENNESSY LOUIS VUITTON SA (CONSUMER SERVICES)                                                7,860,112
         16,900    PEUGEOT SA (AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS)                                            1,394,818
          7,607    PPR SA (APPAREL & ACCESSORY STORES)                                                                    1,431,173
         54,059    PUBLICIS GROUPE (COMMUNICATIONS)                                                                       2,223,134
         14,600    RALLYE SA (GENERAL MERCHANDISE STORES)                                                                 1,040,939
         14,500    RENAULT SA (TRANSPORTATION EQUIPMENT)                                                                  2,101,114
         33,500    SANOFI-AVENTIS (CHEMICALS & ALLIED PRODUCTS)                                                           2,836,530
         37,700    SAOFI-AVENTIS (HEALTH SERVICES)                                                                        3,192,154
         10,600    SOCIETE GENERALE (DEPOSITORY INSTITUTIONS)                                                             1,778,733
         80,818    TECHNIP SA (OIL & GAS EXTRACTION)                                                                      7,225,668
        100,600    TOTAL SA (OIL & GAS EXTRACTION)                                                                        8,179,515
         26,899    VALEO SA (TRANSPORTATION EQUIPMENT)                                                                    1,496,669
         60,038    VINCI SA (HEAVY CONSTRUCTION OTHER THAN BUILDING CONSTRUCTION CONTRACTS)                               4,690,616
        120,955    VIVENDI UNIVERSAL SA (COMMUNICATIONS)                                                                  5,105,260

                                                                                                                         91,821,327
                                                                                                                    ---------------
GERMANY: 11.33%
         47,244    ALLIANZ SE (INSURANCE CARRIERS)                                                                       11,038,129
          6,900    ALTANA AG (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC,
                   MEDICAL & OPTICAL)                                                                                       166,279
         65,600    ARCANDOR AG (GENERAL MERCHANDISE STORES)<<                                                             2,196,364
         39,300    BASF AG (CHEMICALS & ALLIED PRODUCTS)                                                                  5,435,840
         80,176    BAYER AG (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC,
                   MEDICAL & OPTICAL)                                                                                     6,381,703
         14,300    BAYERISCHE MOTOREN WERKE AG (AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS)                             922,285
          3,049    CELESIO AG (WHOLESALE TRADE-DURABLE GOODS)                                                               192,429
         39,781    COMMERZBANK AG (DEPOSITORY INSTITUTIONS)                                                               1,610,436
        134,495    DAIMLERCHRYSLER AG (TRANSPORTATION EQUIPMENT)                                                         13,547,501
         53,200    DEUTSCHE BANK AG (DEPOSITORY INSTITUTIONS)                                                             6,856,245
         66,800    DEUTSCHE LUFTHANSA AG (TRANSPORTATION BY AIR)                                                          1,921,254
        237,935    DEUTSCHE TELEKOM AG (COMMUNICATIONS)                                                                   4,675,305
         19,900    E.ON AG (ELECTRIC, GAS & SANITARY SERVICES)                                                            3,679,268
         42,273    FRAPORT AG (TRANSPORTATION SERVICES)                                                                   2,922,925
         54,201    GEA GROUP AG (HOLDING & OTHER INVESTMENT OFFICES)                                                      1,906,684
         26,900    HEIDELBERGER DRUCKMASCHINEN AG (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                              1,176,820
         20,293    IVG IMMOBILIEN AG (REAL ESTATE)<<                                                                        756,405
         35,538    LINDE AG (ELECTRIC, GAS & SANITARY SERVICES)                                                           4,413,302
         13,300    MUENCHENER RUECKVERSICHERUNGS GESELLSCHAFT AG (INSURANCE CARRIERS)                                     2,555,920

Portfolio of Investments--September 30, 2007

                             Wells Fargo Advantage International Stock Funds  33


INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
GERMANY (continued)
         21,776    RWE AG (ELECTRIC, GAS & SANITARY SERVICES)                                                       $     2,738,729
         43,977    SIEMENS AG (WHOLESALE TRADE NON-DURABLE GOODS)                                                         6,046,375
         74,400    THYSSENKRUPP AG (PRIMARY METAL INDUSTRIES)                                                             4,737,989
         28,200    TUI AG (TRANSPORTATION BY AIR)<<                                                                         757,587
         59,960    UNITED INTERNET AG (COMMUNICATIONS)<<                                                                  1,350,038
         27,539    WACKER CHEMIE AG (CHEMICALS & ALLIED PRODUCTS)                                                         6,445,231

                                                                                                                         94,431,043
                                                                                                                    ---------------
GREECE: 0.32%
         76,628    ALPHA BANK AE (DEPOSITORY INSTITUTIONS)                                                                2,670,491
                                                                                                                    ---------------
HONG KONG: 7.00%
        534,200    BANK OF EAST ASIA LIMITED (DEPOSITORY INSTITUTIONS)                                                    2,996,086
        240,000    CHEUNG KONG HOLDINGS LIMITED (REAL ESTATE)                                                             3,957,884
        414,600    CHINA MERCHANTS HOLDINGS INTERNATIONAL COMPANY (HONG KONG) LIMITED
                   (MOTOR FREIGHT TRANSPORTATION & WAREHOUSING)                                                           2,578,633
        427,900    CHINA MOBILE (HONG KONG) LIMITED (COMMUNICATIONS)                                                      7,007,039
        821,700    CHINA NETCOM GROUP CORPORATION (HONG KONG) LIMITED (COMMUNICATIONS)                                    2,198,571
      1,320,200    CHINA RESOURCES LAND (HONG KONG) LIMITED (REAL ESTATE)<<                                               2,751,177
      2,805,100    CHINA UNICOM (HONG KONG) LIMITED (BUSINESS SERVICES)                                                   5,802,274
        421,000    CITIC PACIFIC LIMITED (MISCELLANEOUS RETAIL)                                                           2,686,134
      2,106,500    DENWAY MOTORS LIMITED (TRANSPORTATION EQUIPMENT)                                                       1,222,086
      2,527,000    GUANGDONG INVESTMENT LIMITED (BUSINESS SERVICES)                                                       1,732,592
        728,000    HANG LUNG PROPERTIES LIMITED (REAL ESTATE)                                                             3,258,926
        473,700    HUTCHINSON WHAMPOA LIMITED (DIVERSIFIED OPERATIONS)                                                    5,066,750
        596,732    NWS HOLDINGS LIMITED (BUSINESS SERVICES)<<                                                             1,403,199
        275,220    ORIENT OVERSEAS INTERNATIONAL LIMITED (WATER TRANSPORTATION)                                           2,618,075
        409,800    SUN HUNG KAI PROPERTIES LIMITED (REAL ESTATE)                                                          6,905,690
        327,258    SWIRE PACIFIC LIMITED (BUSINESS SERVICES)                                                              3,967,669
        320,000    TELEVISION BROADCASTS LIMITED (MOTION PICTURES)                                                        1,922,342
         42,000    TENCENT HOLDINGS LIMITED (COMMUNICATIONS)                                                                271,217

                                                                                                                         58,346,344
                                                                                                                    ---------------
INDIA: 0.15%
         25,500    INFOSYS TECHNOLOGIES LIMITED ADR (BUSINESS SERVICES)                                                   1,233,945
                                                                                                                    ---------------

IRELAND: 0.50%
         36,500    ALLIED IRISH BANKS PLC (DEPOSITORY INSTITUTIONS)                                                         884,798
        174,450    EXPERIAN GROUP LIMITED (BUSINESS SERVICES)                                                             1,845,295
         65,300    IRISH LIFE & PERMANENT PLC (NON-DEPOSITORY CREDIT INSTITUTIONS)                                        1,447,925

                                                                                                                          4,178,018
                                                                                                                    ---------------
ITALY: 2.42%
        217,330    ENI SPA (PETROLEUM REFINING & RELATED INDUSTRIES)                                                      8,054,310
        130,800    FIAT SPA (TRANSPORTATION EQUIPMENT)                                                                    3,955,950
         45,030    HERA SPA (ELECTRIC, GAS & SANITARY SERVICES)                                                             185,889
        276,875    INTESA SANPAOLO (DEPOSITORY INSTITUTIONS)                                                              2,137,886
         76,591    MEDIOBANCA SPA (DEPOSITORY INSTITUTIONS)<<                                                             1,675,350
        290,100    UNICREDITO ITALIANO SPA (DEPOSITORY INSTITUTIONS)                                                      2,481,997
         61,200    UNIONE DI BANCHE ITALIANE SCPA (DEPOSITORY INSTITUTIONS)                                               1,644,997

                                                                                                                         20,136,379
                                                                                                                    ---------------

34  Wells Fargo Advantage International Stock Funds

                                    Portfolio of Investments--September 30, 2007


INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
JAPAN: 16.25%
          9,000    ACOM COMPANY LIMITED (NON-DEPOSITORY CREDIT INSTITUTIONS)<<                                      $       200,583
         34,300    ALPINE ELECTRONICS INCORPORATED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT &
                   COMPONENTS, EXCEPT COMPUTER EQUIPMENT)                                                                   505,251
         58,600    ALPS ELECTRIC COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT &
                   COMPONENTS, EXCEPT COMPUTER EQUIPMENT)<<                                                                 705,047
            300    ASAHI BREWERIES LIMITED (FOOD & KINDRED PRODUCTS)                                                          4,571
        183,000    ASAHI KASEI CORPORATION (CHEMICALS & ALLIED PRODUCTS)                                                  1,478,466
        181,000    BANK OF YOKOHAMA LIMITED (DEPOSITORY INSTITUTIONS)                                                     1,249,580
        161,000    CENTRAL GLASS COMPANY LIMITED (BUILDING MATERIALS, HARDWARE,
                   GARDEN SUPPLY & MOBILE HOME DEALERS)                                                                     811,553
         72,900    CHUGAI PHARMACEUTICAL COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)<<                                  1,203,946
        321,000    COSMO OIL COMPANY LIMITED (OIL & GAS EXTRACTION)                                                       1,531,433
        135,900    CREDIT SAISON COMPANY LIMITED (MISCELLANEOUS RETAIL)                                                   3,502,059
        342,000    DENKI KAGAKU KOGYO KABUSHIKI KAISHA (CHEMICALS & ALLIED PRODUCTS)                                      1,920,428
            351    EAST JAPAN RAILWAY COMPANY (RAILROADS)                                                                 2,768,520
         49,800    FAMILYMART COMPANY LIMITED (GENERAL MERCHANDISE STORES)                                                1,298,490
         30,300    FANUC LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS,
                   EXCEPT COMPUTER EQUIPMENT)                                                                             3,088,957
        174,000    FUJI HEAVY INDUSTRIES LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY &
                   COMPUTER EQUIPMENT)                                                                                      764,985
        234,000    FUJITSU LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                               1,654,185
         51,100    HITACHI CAPITAL CORPORATION (NON-DEPOSITORY CREDIT INSTITUTIONS)                                         642,837
         68,300    HOKKAIDO ELECTRIC POWER COMPANY INCORPORATED (ELECTRONIC & OTHER ELECTRICAL
                   EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT)                                                     1,477,608
         61,800    HONDA MOTOR COMPANY LIMITED (TRANSPORTATION EQUIPMENT)                                                 2,076,768
         23,300    IBIDEN COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS,
                   EXCEPT COMPUTER EQUIPMENT)                                                                             1,961,529
            265    INPEX HOLDINGS INCORPORATED (OIL & GAS EXPLORATION)                                                    2,722,326
        194,900    ISETAN COMPANY LIMITED (APPAREL & ACCESSORY STORES)                                                    2,628,304
            972    JAPAN TOBACCO INCORPORATED (TOBACCO PRODUCTS)                                                          5,339,590
          3,399    JUPITER TELECOMMUNICATIONS COMPANY LIMITED (COMMUNICATIONS)+                                           2,639,540
         68,100    KANSAI ELECTRIC POWER COMPANY INCORPORATED (ELECTRIC, GAS & SANITARY SERVICES)                         1,556,283
        106,000    KAO CORPORATION (CHEMICALS & ALLIED PRODUCTS)                                                          3,165,281
        130,700    KIRIN BREWERY COMPANY LIMITED (FOOD & KINDRED PRODUCTS)                                                1,729,543
        102,000    MAEDA ROAD CONSTRUCTION COMPANY LIMITED (BUILDING CONSTRUCTION-GENERAL
                   CONTRACTORS & OPERATIVE BUILDERS)                                                                        893,327
        325,400    MARUBENI CORPORATION (BUSINESS SERVICES)                                                               2,985,867
         77,000    MATSUSHITA ELECTRIC INDUSTRIAL COMPANY LIMITED (HOME FURNITURE, FURNISHINGS &
                   EQUIPMENT STORES)                                                                                      1,444,609
        180,200    MITSUBISHI CHEMICAL HOLDINGS CORPORATION (CHEMICALS & ALLIED PRODUCTS)                                 1,568,798
        108,500    MITSUBISHI CORPORATION (BUSINESS SERVICES)                                                             3,438,297
         72,000    MITSUBISHI ESTATE COMPANY LIMITED (REAL ESTATE)                                                        2,062,247
        853,600    MITSUBISHI HEAVY INDUSTRIES LIMITED (MISCELLANEOUS MANUFACTURING INDUSTRIES)                           5,580,931
            195    MITSUBISHI UFJ FINANCIAL GROUP INCORPORATED (DEPOSITORY INSTITUTIONS)                                  1,840,926
        218,651    MITSUI FUDOSAN COMPANY LIMITED (REAL ESTATE)                                                           6,072,317
         49,100    MURATA MANUFACTURING COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT
                   & COMPONENTS, EXCEPT COMPUTER EQUIPMENT)                                                               3,539,355
        213,000    NIPPON ELECTRIC GLASS COMPANY LIMITED (MISCELLANEOUS MANUFACTURING INDUSTRIES)                         3,430,549
        248,000    NIPPON OIL CORPORATION (OIL & GAS EXTRACTION)                                                          2,303,713
         12,000    NIPPON STEEL CORPORATION (PRIMARY METAL INDUSTRIES)                                                       86,397
            600    NIPPON TELEGRAPH & TELEPHONE CORPORATION (COMMUNICATIONS)                                              2,805,032
        145,200    NISSAN MOTOR COMPANY LIMITED (AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS)                          1,454,971
        283,000    NOMURA HOLDINGS INCORPORATED (SECURITY & COMMODITY BROKERS, DEALERS,
                   EXCHANGES & SERVICES)                                                                                  4,745,205

Portfolio of Investments--September 30, 2007

                             Wells Fargo Advantage International Stock Funds  35


INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
JAPAN (CONTINUED)
         36,400    NOMURA RESEARCH INSTITUTE LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY &
                   COMPUTER EQUIPMENT)                                                                              $     1,239,055
          1,800    NTT DOCOMO INCORPORATED (COMMUNICATIONS)                                                               2,569,973
        276,000    OJI PAPER COMPANY LIMITED (PAPER & ALLIED PRODUCTS)<<                                                  1,335,968
         14,510    ORIX CORPORATION (MISCELLANEOUS RETAIL)                                                                3,309,642
         19,400    PROMISE COMPANY LIMITED (NON-DEPOSITORY CREDIT INSTITUTIONS)                                             472,903
        103,000    RENGO COMPANY LIMITED (PAPER & ALLIED PRODUCTS)                                                          694,946
         66,000    RICOH COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS,
                   EXCEPT COMPUTER EQUIPMENT)                                                                             1,396,248
         43,200    RYOSAN COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS,
                   EXCEPT COMPUTER EQUIPMENT)                                                                             1,081,269
         31,900    SANKYO COMPANY LIMITED (WHOLESALE TRADE NON-DURABLE GOODS)                                             1,291,386
         36,800    SANTEN PHARMACEUTICAL COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)                                      921,081
         11,800    SEIKO EPSON CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS,
                   EXCEPT COMPUTER EQUIPMENT)                                                                               292,265
         24,600    SHIN-ETSU CHEMICAL COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)                                       1,700,466
         60,400    SHOWA SHELL SEKIYU KK (OIL & GAS EXTRACTION)                                                             776,658
        154,000    SUMITOMO BAKELITE COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)                                          886,206
        137,500    SUMITOMO CORPORATION (SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES)                     2,657,467
        679,000    SUMITOMO METAL INDUSTRIES LIMITED (FABRICATED METAL PRODUCTS, EXCEPT MACHINERY
                   & TRANSPORTATION EQUIPMENT)                                                                            3,960,562
        258,000    SUMITOMO TRUST & BANKING COMPANY LIMITED (DEPOSITORY INSTITUTIONS)<<                                   1,951,874
         11,800    TAKEFUJI CORPORATION (HOLDING & OTHER INVESTMENT OFFICES)<<                                              234,223
        155,000    TANABE SEIYAKU COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)                                           1,956,645
         19,900    TOKYO ELECTRIC POWER COMPANY INCORPORATED (ELECTRIC, GAS & SANITARY SERVICES)                            502,416
        116,500    TOKYU LAND CORPORATION (REAL ESTATE)                                                                   1,169,412
         96,000    TOPPAN PRINTING COMPANY LIMITED (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                               988,708
        209,000    TOSHIBA TEC CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS,
                   EXCEPT COMPUTER EQUIPMENT)                                                                             1,291,864
        113,500    TOYOTA MOTOR CORPORATION (AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS)                              6,699,429
        116,400    URBAN CORPORATION (REAL ESTATE)                                                                        1,887,896
         53,000    YAMAHA MOTOR COMPANY LIMITED (TRANSPORTATION EQUIPMENT)                                                1,351,935

                                                                                                                        135,500,701
                                                                                                                    ---------------

LUXEMBOURG: 0.85%
         48,462    ARCELORMITTAL (FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT)                 3,824,911
         10,658    RTL GROUP SA (COMMUNICATIONS)                                                                          1,082,837
         52,192    TENARIS SA (PRIMARY METAL INDUSTRIES)<<                                                                1,378,311
         14,600    TENARIS SA ADR (FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT)                  768,252

                                                                                                                          7,054,311
                                                                                                                    ---------------

MEXICO: 0.24%
         83,700    GRUPO TELEVISA SA ADR (COMMUNICATIONS)                                                                 2,023,029
                                                                                                                    ---------------

NETHERLANDS: 2.78%
        194,200    AEGON NV (INSURANCE CARRIERS)                                                                          3,719,012
        230,651    ASML HOLDING NV (SEMICONDUCTOR EQUIPMENT MANUFACTURING & RELATED)+                                     7,646,816
        111,300    ING GROEP NV (FINANCIAL SERVICES)                                                                      4,940,565
        146,300    KONINKLIJKE (ROYAL) KPN NV (COMMUNICATIONS)                                                            2,538,852
         29,600    RANDSTAD HOLDINGS NV (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                                        1,600,103
         91,100    WOLTERS KLUWER NV (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                                           2,704,590

                                                                                                                         23,149,938
                                                                                                                    ---------------

36  Wells Fargo Advantage International Stock Funds

                                    Portfolio of Investments--September 30, 2007


INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
NORWAY: 1.64%
         74,400    CERMAQ ASA (FOOD & KINDRED PRODUCTS)                                                             $     1,380,014
         46,800    NORSK HYDRO ASA (OIL & GAS EXTRACTION)                                                                 2,035,632
        222,802    ORKLA ASA (MISCELLANEOUS RETAIL)                                                                       3,979,751
         35,150    RENEWABLE ENERGY CORPORATION AS (ELECTRIC, GAS & SANITARY SERVICES)+                                   1,620,176
        206,300    SEADRILL LIMITED (PETROLEUM REFINING & RELATED INDUSTRIES)+                                            4,639,717

                                                                                                                         13,655,290
                                                                                                                    ---------------
PORTUGAL: 0.14%
        281,300    BANCO COMERCIAL PORTUGUES SA (DEPOSITORY INSTITUTIONS)<<                                               1,167,253
                                                                                                                    ---------------
QATAR: 0.04%
          8,356    INDUSTRIES QATAR (CHEMICALS & ALLIED PRODUCTS)                                                           293,914
                                                                                                                    ---------------
RUSSIA: 1.81%
         15,400    GAZPROM ADR (OIL & GAS EXTRACTION)                                                                       675,290
         93,002    LUKOIL ADR (OIL & GAS EXTRACTION)                                                                      7,747,067
          7,000    MINING & METALLURGICAL COMPANY NORILSK NICKEL GDR (METAL MINING)                                       1,904,000
         27,003    RAO UNIFIED ENERGY SYSTEM GDR (ELECTRIC, GAS & SANITARY SERVICES)                                      3,267,363
        169,564    VTB BANK OJSC GDR (NON-DEPOSITORY CREDIT INSTITUTIONS)+                                                1,517,598

                                                                                                                         15,111,318
                                                                                                                    ---------------
SINGAPORE: 0.98%
        395,000    CAPITALAND LIMITED (REAL ESTATE)                                                                       2,167,115
        389,791    MOBILONE LIMITED (COMMUNICATIONS)                                                                        537,914
        398,000    NEPTUNE ORIENT LINES LIMITED (WATER TRANSPORTATION)                                                    1,419,993
        117,300    OVERSEA-CHINESE BANKING CORPORATION LIMITED (DEPOSITORY INSTITUTIONS)                                    702,773
        107,333    SINGAPORE AIRLINES LIMITED (TRANSPORTATION BY AIR)+                                                    1,372,826
        121,000    SINGAPORE TELECOMMUNICATIONS LIMITED (COMMUNICATIONS)                                                    327,445
        109,000    UNITED OVERSEAS BANK LIMITED (DEPOSITORY INSTITUTIONS)                                                 1,621,609

                                                                                                                          8,149,675
                                                                                                                    ---------------
SOUTH AFRICA: 0.18%
          5,973    MTN GROUP LIMITED (COMMUNICATIONS)                                                                        90,601
         50,519    NASPERS LIMITED (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                                             1,400,743

                                                                                                                          1,491,344
                                                                                                                    ---------------
SOUTH KOREA: 1.28%
         46,239    HANA FINANCIAL GROUP INCORPORATED (DEPOSITORY INSTITUTIONS)                                            2,180,084
         54,358    KOOKMIN BANK (FINANCIAL SERVICES)                                                                      4,525,874
         17,064    NHN CORPORATION (BUSINESS SERVICES)+                                                                   3,949,033

                                                                                                                         10,654,991
                                                                                                                    ---------------
SPAIN: 3.13%
         61,000    BANCO BILBAO VIZCAYA ARGENTARIA SA (DEPOSITORY INSTITUTIONS)<<                                         1,429,993
        210,200    BANCO SANTANDER CENTRAL HISPANO SA (DEPOSITORY INSTITUTIONS)                                           4,085,366
         81,193    GAMESA CORPORATION TECNOLOGICA SA (ELECTRIC, GAS & SANITARY SERVICES)                                  3,317,001
         63,799    INDRA SISTEMAS SA (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)<<                           1,725,773
         43,426    INDUSTRIA DE DISENO TEXTIL SA (APPAREL & ACCESSORY STORES)                                             2,926,482
        104,000    REPSOL YPF SA (OIL & GAS EXTRACTION)                                                                   3,714,868
        318,459    TELEFONICA SA (COMMUNICATIONS)                                                                         8,914,073

                                                                                                                         26,113,556
                                                                                                                    ---------------

Portfolio of Investments--September 30, 2007

                             Wells Fargo Advantage International Stock Funds  37


INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
SWEDEN: 1.42%
         12,400    ASSA ABLOY AB CLASS B (FABRICATED METAL PRODUCTS, EXCEPT MACHINERY &
                   TRANSPORTATION EQUIPMENT)                                                                        $       257,367
         40,900    ELECTROLUX AB CLASS B (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS,
                   EXCEPT COMPUTER EQUIPMENT)                                                                               866,351
        164,600    NORDEA AB (DEPOSITORY INSTITUTIONS)                                                                    2,868,450
         68,800    SKANSKA AB CLASS B (HEAVY CONSTRUCTION OTHER THAN BUILDING CONSTRUCTION CONTRACTS)                     1,363,914
         54,307    SWEDBANK AB (DEPOSITORY INSTITUTIONS)                                                                  1,816,104
        616,400    TELEFONAKTIEBOLAGET LM ERICSSON CLASS B (COMMUNICATIONS)                                               2,467,857
        126,500    VOLVO AB CLASS B (TRANSPORTATION EQUIPMENT)                                                            2,203,508

                                                                                                                         11,843,551
                                                                                                                    ---------------
SWITZERLAND: 7.45%
         34,289    ADECCO SA (BUSINESS SERVICES)                                                                          2,027,741
          9,900    BALOISE HOLDING AG (INSURANCE AGENTS, BROKERS & SERVICE)                                               1,001,692
         16,900    CIBA SPECIALTY CHEMICALS AG (CHEMICALS & ALLIED PRODUCTS)                                                861,512
        106,300    CREDIT SUISSE GROUP (NON-DEPOSITORY CREDIT INSTITUTIONS)                                               7,057,754
          3,100    GEORG FISCHER AG (TRANSPORTATION EQUIPMENT)+                                                           2,134,121
         45,660    HOLCIM LIMITED (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                        5,043,484
         21,019    NESTLE SA (FOOD & KINDRED PRODUCTS)                                                                    9,442,076
         85,000    NOVARTIS AG (CHEMICALS & ALLIED PRODUCTS)                                                              4,690,788
          3,600    RIETER HOLDING AG (CHEMICALS & ALLIED PRODUCTS)                                                        1,948,035
         54,517    ROCHE HOLDING AG GENUSSCHEIN (MEDICAL PRODUCTS)                                                        9,884,937
          5,324    ROCHE HOLDINGS AG - BEARER SHARES (MEDICAL PRODUCTS)                                                   1,113,044
         54,950    SWISS REINSURANCE (INSURANCE CARRIERS)                                                                 4,894,408
          5,600    SWISSCOM AG (COMMUNICATIONS)                                                                           2,129,611
         62,300    UBS AG (SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES)                                   3,349,779
          2,900    VALORA HOLDING AG (GENERAL MERCHANDISE STORES)                                                           580,125
          6,400    VERWALTUNGS-UND PRIVAT-BANK AG (DEPOSITORY INSTITUTIONS)                                               1,550,183
         14,800    ZURICH FINANCIAL SERVICES AG (FINANCIAL SERVICES)                                                      4,439,680

                                                                                                                         62,148,970
                                                                                                                    ---------------
TAIWAN: 0.21%
        176,578    TAIWAN SEMICONDUCTOR MANUFACTURING COMPANY LIMITED ADR (ELECTRONIC &
                   OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT)                                    1,786,969
                                                                                                                    ---------------
UNITED KINGDOM: 15.26%
        117,400    ALLIANCE & LEICESTER PLC (DEPOSITORY INSTITUTIONS)                                                     1,902,382
         71,300    ASTRAZENECA PLC (CHEMICALS & ALLIED PRODUCTS)                                                          3,572,586
        258,624    AVIVA PLC (INSURANCE CARRIERS)                                                                         3,894,493
        317,400    BAE SYSTEMS PLC (TRANSPORTATION BY AIR)                                                                3,204,782
        582,880    BARCLAYS PLC (DEPOSITORY INSTITUTIONS)                                                                 7,101,748
         93,600    BARRATT DEVELOPMENTS PLC (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)              1,432,458
        288,400    BP PLC (OIL & GAS EXTRACTION)                                                                          3,348,617
        129,100    BRADFORD & BINGLEY PLC (NON-DEPOSITORY CREDIT INSTITUTIONS)                                              800,338
        298,800    BRIT INSURANCE HOLDINGS PLC (INSURANCE CARRIERS)                                                       2,087,736
        244,720    BRITISH SKY BROADCASTING PLC (COMMUNICATIONS)                                                          3,479,835
        569,600    BT GROUP PLC (COMMUNICATIONS)                                                                          3,577,772
        374,500    DS SMITH PLC (PAPER & ALLIED PRODUCTS)                                                                 1,430,925
        677,500    DSG INTERNATIONAL PLC (GENERAL MERCHANDISE STORES)                                                     1,871,317
        126,900    EASYJET PLC (TRANSPORTATION BY AIR)+                                                                   1,361,794
        152,260    EMAP PLC (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                                                    2,738,288
        283,000    GKN PLC (TRANSPORTATION EQUIPMENT)                                                                     2,049,718
        274,180    GLAXOSMITHKLINE PLC (CHEMICALS & ALLIED PRODUCTS)                                                      7,275,789
        202,200    HBOS PLC (DEPOSITORY INSTITUTIONS)                                                                     3,783,286
         74,800    HSBC HOLDINGS PLC (DEPOSITORY INSTITUTIONS)                                                            1,384,250

38  Wells Fargo Advantage International Stock Funds

                                    Portfolio of Investments--September 30, 2007


INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
UNITED KINGDOM (continued)
        116,200    INVESCO PLC (HOLDING & OTHER INVESTMENT OFFICES)                                                 $     1,572,680
         41,641    JOHNSON MATTHEY PLC (CHEMICALS & ALLIED PRODUCTS)                                                      1,420,238
        924,600    LEGAL & GENERAL GROUP PLC (INSURANCE CARRIERS)                                                         2,527,346
        743,792    LLOYDS TSB GROUP PLC (DEPOSITORY INSTITUTIONS)                                                         8,255,732
        514,856    NATIONAL GRID PLC (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
                   COMPUTER EQUIPMENT)                                                                                    8,258,596
        348,700    NORTHERN FOODS PLC (FOOD & KINDRED PRODUCTS)                                                             697,386
         16,247    OAO TMK GDR (FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT)                     671,001
        477,500    OLD MUTUAL PLC (INSURANCE CARRIERS)                                                                    1,566,070
        403,222    ROLLS ROYCE GROUP PLC (AEROSPACE, DEFENSE)                                                             4,310,572
        699,200    ROYAL & SUN ALLIANCE INSURANCE GROUP PLC (INSURANCE CARRIERS)                                          2,210,214
         93,600    ROYAL BANK OF SCOTLAND GROUP PLC (DEPOSITORY INSTITUTIONS)                                             1,005,401
        125,541    ROYAL DUTCH SHELL PLC CLASS A (PETROLEUM REFINING & RELATED INDUSTRIES)                                5,180,788
        138,000    ROYAL DUTCH SHELL PLC CLASS B (OIL & GAS EXTRACTION)                                                   5,680,825
        154,930    SCOTTISH & NEWCASTLE PLC (FOOD & KINDRED PRODUCTS)                                                     1,938,368
         90,773    SMITHS GROUP PLC (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
                   COMPUTER EQUIPMENT)                                                                                    1,985,365
         92,521    STANDARD CHARTERED PLC (DEPOSITORY INSTITUTIONS)                                                       3,028,759
         83,000    TATE & LYLE PLC (FOOD & KINDRED PRODUCTS)                                                                683,515
        303,500    TAYLOR WOODROW PLC (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                    1,712,296
      3,200,625    VODAFONE GROUP PLC (COMMUNICATIONS)                                                                   11,558,031
        806,122    WILLIAM MORRISON SUPERMARKETS PLC (FOOD & KINDRED PRODUCTS)                                            4,655,208
         53,457    WOLSELEY PLC (WHOLESALE TRADE NON-DURABLE GOODS)                                                         903,965
        130,550    YELL GROUP PLC (COMMUNICATIONS)                                                                        1,145,878

                                                                                                                        127,266,348
                                                                                                                    ---------------
USA: 0.07%
          6,400    DRYSHIPS INCORPORATED (WATER TRANSPORTATION)                                                             581,440
                                                                                                                    ---------------
TOTAL COMMON STOCKS (COST $612,601,076)                                                                                 803,786,351
                                                                                                                    ---------------

RIGHTS: 0.00%
         16,840    CITIC PACIFIC RIGHTS+                                                                                     12,737
                                                                                                                    ---------------

TOTAL RIGHTS (COST $0)                                                                                                       12,737

                                                                                                                    ---------------
COLLATERAL FOR SECURITIES LENDING: 2.95%

COLLATERAL INVESTED IN MONEY MARKET FUNDS: 2.95%
     24,583,423    BANK OF NEW YORK INSTITUTIONAL CASH RESERVE FUND                                                      24,583,423
                                                                                                                    ---------------

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $24,583,423)                                                               24,583,423
                                                                                                                    ---------------
SHORT-TERM INVESTMENTS: 3.23%
     26,961,219    WELLS FARGO ADVANTAGE MONEY MARKET TRUST~+++                                                          26,961,219
                                                                                                                    ---------------

TOTAL SHORT-TERM INVESTMENTS (COST $26,961,219)                                                                          26,961,219
                                                                                                                    ---------------

TOTAL INVESTMENTS IN SECURITIES
(COST $664,145,718)*                         102.58%                                                                $   855,343,730

OTHER ASSETS AND LIABILITIES, NET             (2.58)                                                                    (21,546,633)
                                             ------                                                                 ---------------

TOTAL NET ASSETS                             100.00%                                                                $   833,797,097
                                             ------                                                                 ---------------

Portfolio of Investments--September 30, 2007

                             Wells Fargo Advantage International Stock Funds  39


INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
+     Non-income earning securities.

<<    All or a portion of this security is on loan. (See Note 2)

~ This Wells Fargo Advantage Fund invests cash balances that it retains for liquidity purposes in a Wells Fargo Advantage Money Market Fund. The fund does not pay an investment advisory fee for such investments.

+++   Security of an affiliate of the fund with a cost of $26,961,219.

* Cost for federal income tax purposes is $665,222,255 and net unrealized appreciation (depreciation) consists of:

      Gross unrealized appreciation                     $ 205,517,016
      Gross unrealized depreciation                       (15,395,541)
                                                        --------------
      Net unrealized appreciation (depreciation)        $ 190,121,475

The accompanying notes are an integral part of these financial statements.

40  Wells Fargo Advantage International Stock Funds

                        Statements of Assets and Liabilities--September 30, 2007


                                                                                      Emerging        International   International
                                                                                    Markets Focus          Core           Equity
                                                                                        Fund               Fund            Fund
-----------------------------------------------------------------------------------------------------------------------------------
ASSETS
   Investments
      In securities, at market value ..........................................   $    234,812,274    $  10,514,601   $ 803,799,088
      Collateral for securities loaned (Note 2) ...............................         11,706,557          209,063      24,583,423
      Investments in affiliates ...............................................         19,079,057          318,470      26,961,219
                                                                                  -------------------------------------------------
   Total investments at market value (see cost below) .........................        265,597,888       11,042,134     855,343,730
                                                                                  -------------------------------------------------
   Cash .......................................................................                  0                0          50,000
   Foreign currency, at value .................................................         13,500,394                0       4,586,332
   Receivable for Fund shares issued ..........................................             64,736           42,168          96,647
   Receivable for investments sold ............................................          5,657,983          119,269       6,514,296
   Receivables for dividends and interest .....................................            759,403           23,581       2,516,995
   Prepaid expenses and other assets ..........................................                  0           43,175               0
                                                                                  -------------------------------------------------
Total assets ..................................................................        285,580,404       11,270,327     869,108,000
                                                                                  -------------------------------------------------

LIABILITIES
   Foreign taxes payable ......................................................            329,596                0               0
   Payable for Fund shares redeemed ...........................................            315,293           49,948         245,278
   Payable for investments purchased ..........................................         11,229,109          153,549       9,490,283
   Payable to investment advisor and affiliates (Note 3) ......................            305,400            3,705         642,169
   Payable for securities loaned (Note 2) .....................................         11,706,557          209,063      24,583,423
   Accrued expenses and other liabilities .....................................            137,979           18,947         349,750
                                                                                  -------------------------------------------------
Total liabilities .............................................................         24,023,934          435,212      35,310,903
                                                                                  -------------------------------------------------
TOTAL NET ASSETS ..............................................................   $    261,556,470    $  10,835,115   $ 833,797,097
                                                                                  =================================================
NET ASSETS CONSIST OF
   Paid-in capital ............................................................   $    227,953,207    $   8,336,319   $ 573,567,914
   Undistributed net investment income (loss) .................................           (680,746)          62,217      10,211,558
   Undistributed net realized gain (loss) on investments ......................        (20,623,857)         501,672      58,717,943
   Net unrealized appreciation (depreciation) of investments, foreign currencies and translation of assets and liabilities denominated in
      foreign currencies ......................................................         54,907,866        1,934,907     191,299,682
                                                                                  -------------------------------------------------
TOTAL NET ASSETS ..............................................................   $    261,556,470    $  10,835,115   $ 833,797,097
                                                                                  =================================================
COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE 1
   Net assets - Class A .......................................................   $    204,496,299    $   5,478,072   $  62,693,045
   Shares outstanding - Class A ...............................................          4,262,626          321,562       3,216,672
   Net asset value per share - Class A ........................................   $          47.97    $       17.04   $       19.49
   Maximum offering price per share - Class A 2 ...............................   $          50.90    $       18.08   $       20.68
   Net assets - Class B .......................................................   $      7,752,484    $   3,443,620   $   9,579,347
   Shares outstanding - Class B ...............................................            166,535          206,370         517,123
   Net asset value and offering price per share - Class B .....................   $          46.55    $       16.69   $       18.52
   Net assets - Class C .......................................................   $      3,290,172    $   1,118,065   $   1,960,879
   Shares outstanding - Class C ...............................................             70,948           66,624         106,200
   Net asset value and offering price per share - Class C .....................   $          46.37    $       16.78   $       18.46
   Net assets - Administrator Class ...........................................   $     46,017,515    $     795,358   $ 689,807,859
   Shares outstanding - Administrator Class ...................................            959,535           46,068      35,412,072
   Net asset value and offering price per share - Administrator Class .........   $          47.96    $       17.26   $       19.48
   Net assets - Institutional Class ...........................................                 NA               NA   $  69,755,967
   Shares outstanding - Institutional Class ...................................                 NA               NA       3,577,958
   Net asset value and offering price per share - Institutional Class .........                 NA               NA   $       19.50
                                                                                  -------------------------------------------------
Investments at cost ...........................................................   $    210,802,860    $   9,107,052   $ 664,145,718
                                                                                  -------------------------------------------------
Foreign currencies at cost ....................................................   $     13,379,966    $           0   $   4,513,214
                                                                                  -------------------------------------------------
Securities on loan, at market value (Note 2) ..................................   $     11,137,728    $     200,049   $  23,444,573
                                                                                  -------------------------------------------------

--------------------------------------------------------------------------------
1     Each Fund has an unlimited number of authorized shares.

2 Maximum offering price is computed as 100/94.25 of net asset value. On investments of $50,000 or more, the offering price is reduced.

The accompanying notes are an integral part of these financial statements.

Statements of Operations--For the Year Ended September 30, 2007

                             Wells Fargo Advantage International Stock Funds  41


                                                                                      Emerging        International   International
                                                                                    Markets Focus          Core           Equity
                                                                                        Fund               Fund            Fund
-----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
   Dividends 1 ................................................................   $      3,904,473    $     232,467   $  21,408,778
   Interest ...................................................................             10,427                0               0
   Income from affiliated securities ..........................................            816,763           18,613         724,667
   Securities lending income, net .............................................             30,106            3,647         497,761
                                                                                  -------------------------------------------------
Total investment income .......................................................          4,761,769          254,727      22,631,206
                                                                                  -------------------------------------------------
EXPENSES
   Advisory fees ..............................................................          2,738,152           85,152       7,578,696
   Administration fees
      Fund Level ..............................................................            124,461            4,482         407,188
      Class A .................................................................            502,340            9,882         161,031
      Class B .................................................................             19,546            7,112          36,130
      Class C .................................................................              9,013            2,042           5,224
      Administrator Class .....................................................             59,316              687         695,999
      Institutional Class .....................................................                 NA               NA          36,876
   Custody fees ...............................................................            622,307            8,963         814,376
   Shareholder servicing fees (Note 3) ........................................            622,306           22,409       1,920,699
   Accounting fees ............................................................             60,406           38,452         152,033
   Distribution fees (Note 3)
      Class B .................................................................             52,354           23,192          96,777
      Class C .................................................................             24,141            6,659          13,992
   Professional fees ..........................................................             27,727           23,680          39,764
   Registration fees ..........................................................             54,446           35,320         121,267
   Shareholder reports ........................................................            120,819              750         341,394
   Trustees' fees .............................................................              8,955            8,955           8,955
   Other fees and expenses ....................................................              8,664              503          53,884
                                                                                  -------------------------------------------------
Total expenses ................................................................          5,054,953          278,240      12,484,285
                                                                                  -------------------------------------------------
LESS
   Waived fees and reimbursed expenses (Note 3) ...............................           (426,379)        (115,654)     (2,102,162)
   Net expenses ...............................................................          4,628,574          162,586      10,382,123
                                                                                  -------------------------------------------------
Net investment income (loss) ..................................................            133,195           92,141      12,249,083
                                                                                  -------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

NET REALIZED GAIN (LOSS) FROM
   Securities, foreign currencies and foreign currency translation ............         59,332,700          505,678     112,938,262
                                                                                  -------------------------------------------------
Net realized gain and loss from investments ...................................         59,332,700          505,678     112,938,262
                                                                                  -------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF
   Securities, foreign currencies and foreign currency translation ............         33,577,511        1,216,798      51,673,148
                                                                                  -------------------------------------------------
Net change in unrealized appreciation (depreciation) of investments ...........         33,577,511        1,216,798      51,673,148
                                                                                  -------------------------------------------------
Net realized and unrealized gain (loss) on investments ........................         92,910,211        1,722,476     164,611,410
                                                                                  -------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ...............   $     93,043,406    $   1,814,617   $ 176,860,493
                                                                                  =================================================

1 Net of foreign withholding taxes of .........................................   $        484,952    $      23,463   $   1,929,836

42  Wells Fargo Advantage International Stock Funds

                                             Statements of Changes in Net Assets


                                                                                                 EMERGING MARKETS FOCUS FUND
                                                                                            ---------------------------------------
                                                                                                  For the            For the
                                                                                                Year Ended          Year Ended
                                                                                            September 30, 2007   September 30, 2006
-----------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   Beginning Net Assets ............................................................        $      248,317,649   $      237,387,393

OPERATIONS
   Net investment income (loss) ....................................................                   133,195            5,092,213
   Net realized gain (loss) on investments .........................................                59,332,700           60,672,577
   Net change in unrealized appreciation (depreciation) of investments .............                33,577,511          (16,194,120)
                                                                                            ---------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ....................                93,043,406           49,570,670
                                                                                            ---------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS FROM
   Net investment income
      Class A ......................................................................                  (169,255)          (2,824,929)
      Class B ......................................................................                         0              (59,823)
      Class C ......................................................................                         0              (25,808)
      Administrator Class ..........................................................                  (322,155)          (1,558,845)
      Institutional Class ..........................................................                        NA                   NA
   Net realized gain on sales of investments
      Class A ......................................................................                         0                    0
      Class B ......................................................................                         0                    0
      Class C ......................................................................                         0                    0
      Administrator Class ..........................................................                         0                    0
                                                                                            ---------------------------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS ................................................                  (491,410)          (4,469,405)
                                                                                            ---------------------------------------

CAPITAL SHARES TRANSACTIONS
   Proceeds from shares sold - Class A .............................................                14,166,899           25,574,025
   Proceeds from redemption fees - Class A .........................................                     1,867               14,140
   Reinvestment of distributions - Class A .........................................                   159,234            2,462,835
   Cost of shares redeemed - Class A ...............................................               (39,891,121)         (52,831,004)
                                                                                            ---------------------------------------
   NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTION
     - CLASS A .....................................................................               (25,563,121)         (24,794,144)
                                                                                            ---------------------------------------
   Proceeds from shares sold - Class B .............................................                   941,502            2,335,721
   Proceeds from redemption fees - Class B .........................................                        72                  506
   Reinvestment of distributions - Class B .........................................                         0               56,388
   Cost of shares redeemed - Class B ...............................................                (2,059,491)          (1,174,324)
                                                                                            ---------------------------------------
   NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTION
     - CLASS B .....................................................................                (1,117,917)           1,218,291
                                                                                            ---------------------------------------
   Proceeds from shares sold - Class C .............................................                   362,852            1,413,363
   Proceeds from redemption fees - Class C .........................................                        33                  253
   Reinvestment of distributions - Class C .........................................                         0               25,266
   Cost of shares redeemed - Class C ...............................................                (1,357,921)          (1,340,203)
                                                                                            ---------------------------------------
   NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTION
     - CLASS C .....................................................................                  (995,036)              98,679
                                                                                            ---------------------------------------
   Proceeds from shares sold - Administrator Class .................................                 6,587,277           56,802,187
   Proceeds from redemption fees - Administrator Class .............................                       528                7,578
   Reinvestment of distributions - Administrator Class .............................                   171,545            1,273,288
   Cost of shares redeemed - Administrator Class ...................................               (58,396,451)         (68,791,028)
                                                                                            ---------------------------------------
   NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTION
     - ADMINISTRATOR CLASS .........................................................               (51,637,101)         (10,715,553)
                                                                                            ---------------------------------------
   Proceeds from shares sold - Institutional Class .................................                        NA                   NA
   Proceeds from redemption fees - Institutional Class .............................                        NA                   NA
   Reinvestment of distributions - Institutional Class .............................                        NA                   NA
   Cost of shares redeemed - Institutional Class ...................................                        NA                   NA
                                                                                            ---------------------------------------
   NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTION
     - INSTITUTIONAL CLASS .........................................................                        NA                   NA
                                                                                            ---------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTION .....               (79,313,175)         (34,192,727)
                                                                                            ---------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS ..............................................                13,238,821           10,908,538
                                                                                            =======================================
ENDING NET ASSETS ..................................................................        $      261,556,470   $      248,317,649
                                                                                            =======================================

--------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets

                             Wells Fargo Advantage International Stock Funds  43


                                                           INTERNATIONAL CORE FUND                  INTERNATIONAL EQUITY FUND
                                                     --------------------------------------  --------------------------------------
                                                          For the             For the             For the              For the
                                                         Year Ended          Year Ended          Year Ended          Year Ended
                                                     September 30, 2007  September 30, 2006  September 30, 2007  September 30, 2006
-----------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   Beginning Net Assets ...........................  $        6,028,406  $        3,341,756  $      768,067,979  $      668,149,240

OPERATIONS
   Net investment income (loss) ...................              92,141              54,241          12,249,083          10,731,729
   Net realized gain (loss) on investments ........             505,678             113,344         112,938,262          63,266,979
   Net change in unrealized appreciation
     (depreciation) of investments ................           1,216,798             430,663          51,673,148          44,777,301
                                                     ------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS ................................           1,814,617             598,248         176,860,493         118,776,009
                                                     ------------------------------------------------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS FROM
   Net investment income
      Class A .....................................             (26,932)            (13,587)           (525,276)           (632,299)
      Class B .....................................             (14,074)            (21,508)            (40,528)            (56,895)
      Class C .....................................              (2,635)             (2,869)             (7,656)             (6,392)
      Administrator Class .........................                   0                (134)         (8,944,660)         (8,396,981)
      Institutional Class .........................                  NA                  NA                (146)                  0
   Net realized gain on sales of investments
      Class A .....................................             (65,183)           (154,767)                  0                   0
      Class B .....................................             (54,719)           (200,824)                  0                   0
      Class C .....................................             (13,918)            (42,955)                  0                   0
      Administrator Class .........................             (12,746)             (1,628)                  0                   0
                                                     ------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS ...............            (190,207)           (438,272)         (9,518,266)         (9,092,567)
                                                     ------------------------------------------------------------------------------

CAPITAL SHARES TRANSACTIONS
   Proceeds from shares sold - Class A ............           2,650,858           1,887,184          11,760,660           7,015,669
   Proceeds from redemption fees - Class A ........                   0                   0                 845                  92
   Reinvestment of distributions - Class A ........              83,689             161,366             505,289             542,822
   Cost of shares redeemed - Class A ..............            (790,858)           (691,522)        (13,369,452)        (20,745,884)
                                                     ------------------------------------------------------------------------------
   NET INCREASE (DECREASE) IN NET ASSETS RESULTING
     FROM CAPITAL SHARE TRANSACTION - CLASS A .....           1,943,689           1,357,028          (1,102,658)        (13,187,393)
                                                     ------------------------------------------------------------------------------
   Proceeds from shares sold - Class B ............           1,056,047           1,189,186           1,889,327           1,402,674
   Proceeds from redemption fees - Class B ........                   0                   0                 112                  35
   Reinvestment of distributions - Class B ........              66,635             214,083              37,594              53,648
   Cost of shares redeemed - Class B ..............            (843,160)           (544,287)        (10,450,739)         (2,942,506)
                                                     ------------------------------------------------------------------------------
   NET INCREASE (DECREASE) IN NET ASSETS RESULTING
     FROM CAPITAL SHARE TRANSACTION - CLASS B .....             279,522             858,982          (8,523,706)         (1,486,149)
                                                     ------------------------------------------------------------------------------
   Proceeds from shares sold - Class C ............             443,549             421,634             308,710             375,328
   Proceeds from redemption fees - Class C ........                   0                   0                  14                   4
   Reinvestment of distributions - Class C ........              15,771              39,250               6,541               5,895
   Cost of shares redeemed - Class C ..............            (137,884)           (163,644)           (374,719)           (471,536)
                                                     ------------------------------------------------------------------------------
   NET INCREASE (DECREASE) IN NET ASSETS RESULTING
     FROM CAPITAL SHARE TRANSACTION - CLASS C .....             321,436             297,240             (59,454)            (90,309)
                                                     ------------------------------------------------------------------------------
   Proceeds from shares sold - Administrator
     Class ........................................             637,000              32,362          66,102,133         102,168,765
   Proceeds from redemption fees - Administrator
     Class ........................................                   0                   0               5,175               1,727
   Reinvestment of distributions - Administrator
     Class ........................................                 652               1,192           6,439,237           6,361,186
   Cost of shares redeemed - Administrator
     Class ........................................                   0             (20,131)       (225,581,837)       (103,542,621)
                                                     ------------------------------------------------------------------------------
   NET INCREASE (DECREASE) IN NET ASSETS RESULTING
     FROM CAPITAL SHARE TRANSACTION -
     ADMINISTRATOR CLASS ..........................             637,652              13,423        (153,035,292)          4,987,330
                                                     ------------------------------------------------------------------------------
   Proceeds from shares sold - Institutional
     Class ........................................                  NA                  NA          64,462,504              10,000
   Proceeds from redemption fees - Institutional
     Class ........................................                  NA                  NA                 494                   0
   Reinvestment of distributions - Institutional
     Class ........................................                  NA                  NA                 146                   0
   Cost of shares redeemed - Institutional
     Class ........................................                  NA                  NA          (3,355,143)                  0
                                                     ------------------------------------------------------------------------------
   NET INCREASE (DECREASE) IN NET ASSETS RESULTING
     FROM CAPITAL SHARE TRANSACTION - INSTITUTIONAL
     CLASS ........................................                  NA                  NA          61,108,001              10,000
                                                     ------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM CAPITAL SHARE TRANSACTION .................           3,182,299           2,526,673        (101,613,109)         (9,766,521)
                                                     ------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS .............           4,806,709           2,686,649          65,729,118          99,916,921
                                                     ==============================================================================
ENDING NET ASSETS .................................  $       10,835,115  $        6,028,406  $      833,797,097  $      768,067,979
                                                     ==============================================================================

44  Wells Fargo Advantage International Stock Funds

                                             Statements of Changes in Net Assets


                                                                                                  EMERGING MARKETS FOCUS FUND
                                                                                            ---------------------------------------
                                                                                                 For the              For the
                                                                                                Year Ended           Year Ended
                                                                                            September 30, 2007   September 30, 2006
-----------------------------------------------------------------------------------------------------------------------------------
SHARES ISSUED AND REDEEMED
   Shares sold - Class A ...........................................................                   363,671              793,612
   Shares issued in reinvestment of distributions - Class A ........................                     4,242               86,022
   Shares redeemed - Class A .......................................................                (1,021,653)          (1,656,703)
                                                                                            ---------------------------------------
   NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS A .........................                  (653,740)            (777,069)
                                                                                            ---------------------------------------
   Shares sold - Class B ...........................................................                    25,208               73,964
   Shares issued in reinvestment of distributions - Class B ........................                         0                2,005
   Shares redeemed - Class B .......................................................                   (54,089)             (37,571)
                                                                                            ---------------------------------------
   NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS B .........................                   (28,881)              38,398
                                                                                            ---------------------------------------
   Shares sold - Class C ...........................................................                     9,575               43,500
   Shares issued in reinvestment of distributions - Class C ........................                         0                  901
   Shares redeemed - Class C .......................................................                   (35,671)             (45,325)
                                                                                            ---------------------------------------
   NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS C .........................                   (26,096)                (924)
                                                                                            ---------------------------------------
   Shares sold - Administrator Class ...............................................                   179,429            1,732,499
   Shares issued in reinvestment of distributions - Administrator Class ............                     4,581               44,599
   Shares redeemed - Administrator Class ...........................................                (1,535,388)          (2,128,022)
                                                                                            ---------------------------------------
   NET INCREASE (DECREASE) IN SHARES OUTSTANDING - ADMINISTRATOR CLASS .............                (1,351,378)            (350,924)
                                                                                            ---------------------------------------
   Shares sold - Institutional Class ...............................................                        NA                   NA
   Shares issued in reinvestment of distributions - Institutional Class ............                        NA                   NA
   Shares redeemed - Institutional Class ...........................................                        NA                   NA
                                                                                            ---------------------------------------
   NET INCREASE (DECREASE) IN SHARES OUTSTANDING - INSTITUTIONAL CLASS .............                        NA                   NA
                                                                                            ---------------------------------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING RESULTING FROM CAPITAL SHARE
   TRANSACTIONS ....................................................................                (2,060,095)          (1,090,519)
                                                                                            ---------------------------------------
ENDING BALANCE OF UNDISTRIBUTED NET INVESTMENT INCOME (LOSS) .......................        $         (680,746)  $         (208,042)
                                                                                            =======================================

--------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets

                             Wells Fargo Advantage International Stock Funds  45


                                                             INTERNATIONAL CORE FUND               INTERNATIONAL EQUITY FUND
                                                     --------------------------------------  --------------------------------------
                                                           For the            For the            For the               For the
                                                         Year Ended         Year Ended         Year Ended            Year Ended
                                                     September 30, 2007  September 30, 2006  September 30, 2007  September 30, 2006
-----------------------------------------------------------------------------------------------------------------------------------
SHARES ISSUED AND REDEEMED
   Shares sold - Class A .........................              172,374             138,895             651,487             484,342
   Shares issued in reinvestment of distributions
     - Class A ...................................                5,637              12,642              29,497              38,857
   Shares redeemed - Class A .....................              (50,392)            (50,517)           (748,328)         (1,438,900)
                                                     ------------------------------------------------------------------------------
   NET INCREASE (DECREASE) IN SHARES OUTSTANDING
     - CLASS A ...................................              127,619             101,020             (67,344)           (915,701)
                                                     ------------------------------------------------------------------------------
   Shares sold - Class B .........................               69,455              88,763             111,916              97,940
   Shares issued in reinvestment of distributions
     - Class B ...................................                4,565              16,909               2,295               4,015
   Shares redeemed - Class B .....................              (55,419)            (40,297)           (614,088)           (209,939)
                                                     ------------------------------------------------------------------------------
   NET INCREASE (DECREASE) IN SHARES OUTSTANDING
     - CLASS B ...................................               18,601              65,375            (499,877)           (107,984)
                                                     ------------------------------------------------------------------------------
   Shares sold - Class C .........................               29,046              31,197              18,253              27,382
   Shares issued in reinvestment of distributions
     - Class C ...................................                1,076               3,105                 401                 442
   Shares redeemed - Class C .....................               (9,094)            (12,118)            (21,886)            (34,655)
                                                     ------------------------------------------------------------------------------
   NET INCREASE (DECREASE) IN SHARES OUTSTANDING
     - CLASS C ...................................               21,028              22,184              (3,232)             (6,831)
                                                     ------------------------------------------------------------------------------
   Shares sold - Administrator Class .............               43,917               2,391           3,703,238           7,007,152
   Shares issued in reinvestment of distributions
     - Administrator Class .......................                   44                  93             376,784             456,653
   Shares redeemed - Administrator Class .........                    0              (1,498)        (12,618,050)         (6,954,450)
                                                     ------------------------------------------------------------------------------
   NET INCREASE (DECREASE) IN SHARES OUTSTANDING
     - ADMINISTRATOR CLASS .......................               43,961                 986          (8,538,028)            509,355
                                                     ------------------------------------------------------------------------------
   Shares sold - Institutional Class .............                   NA                  NA           3,757,802                 631
   Shares issued in reinvestment of distributions
     - Institutional Class .......................                   NA                  NA                   9                   0
   Shares redeemed - Institutional Class .........                   NA                  NA            (180,484)                  0
                                                     ------------------------------------------------------------------------------
   NET INCREASE (DECREASE) IN SHARES OUTSTANDING
     - INSTITUTIONAL CLASS .......................                   NA                  NA           3,577,327                 631
                                                     ------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING
   RESULTING FROM CAPITAL SHARE TRANSACTIONS .....              211,209             189,565          (5,531,154)           (520,530)
                                                     ------------------------------------------------------------------------------
ENDING BALANCE OF UNDISTRIBUTED NET INVESTMENT
  INCOME (LOSS) ..................................   $           62,217  $           32,972  $       10,211,558  $        7,890,680
                                                     ==============================================================================

46  Wells Fargo Advantage International Stock Funds         Financial Highlights


                                                      Beginning                    Net Realized    Distributions
                                                      Net Asset        Net        and Unrealized      from Net
                                                      Value Per     Investment      Gain (Loss)      Investment
                                                        Share     Income (Loss)   on Investments       Income
----------------------------------------------------------------------------------------------------------------
EMERGING MARKETS FOCUS FUND
----------------------------------------------------------------------------------------------------------------
Class A
October 1, 2006 to September 30, 2007 .............    $ 33.06        0.02 4          14.93            (0.04)
October 1, 2005 to September 30, 2006 .............    $ 27.59        0.58             5.40            (0.51)
October 1, 2004 to September 30, 2005 .............    $ 20.62        0.13 4           6.84             0.00
October 1, 2003 to September 30, 2004 .............    $ 17.76        0.00 4           2.86             0.00
July 1, 2003 to September 30, 2003 5 ..............    $ 15.27        0.02 4           2.47             0.00
July 1, 2002 to June 30, 2003 .....................    $ 14.50        0.00             0.77             0.00

Class B
October 1, 2006 to September 30, 2007 .............    $ 32.29       (0.27) 4         14.53             0.00
October 1, 2005 to September 30, 2006 .............    $ 27.02        0.30             5.33            (0.36)
October 1, 2004 to September 30, 2005 .............    $ 20.34       (0.03) 4          6.71             0.00
October 1, 2003 to September 30, 2004 .............    $ 17.62       (0.13) 4          2.85             0.00
July 1, 2003 to September 30, 2003 5 ..............    $ 15.18       (0.02) 4          2.46             0.00
July 1, 2002 to June 30, 2003 .....................    $ 14.52        0.10             0.56             0.00

Class C
October 1, 2006 to September 30, 2007 .............    $ 32.17       (0.27) 4         14.47             0.00
October 1, 2005 to September 30, 2006 .............    $ 26.87        0.31             5.28            (0.29)
October 1, 2004 to September 30, 2005 .............    $ 20.24       (0.05) 4          6.68             0.00
October 1, 2003 to September 30, 2004 .............    $ 17.56       (0.14) 4          2.82             0.00
July 1, 2003 to September 30, 2003 5 ..............    $ 15.12       (0.02) 4          2.46             0.00
July 1, 2002 to June 30, 2003 .....................    $ 14.48        0.02             0.62             0.00

Administrator Class
October 1, 2006 to September 30, 2007 .............    $ 33.04        0.07 4          14.99            (0.14)
October 1, 2005 to September 30, 2006 .............    $ 27.58        0.69             5.36            (0.59)
October 1, 2004 to September 30, 2005 .............    $ 20.55        0.22 4           6.81             0.00
October 1, 2003 to September 30, 2004 .............    $ 17.64        0.06 4           2.85             0.00
July 1, 2003 to September 30, 2003 5 ..............    $ 15.16        0.03 4           2.45             0.00
July 1, 2002 to June 30, 2003 .....................    $ 14.41        0.30             0.54            (0.09)

INTERNATIONAL CORE FUND
----------------------------------------------------------------------------------------------------------------
Class A
October 1, 2006 to September 30, 2007 .............    $ 14.15        0.17             3.13            (0.12)
October 1, 2005 to September 30, 2006 .............    $ 13.98        0.16             1.58            (0.12)
January 1, 2005 to September 30, 2005 .............    $ 13.16        0.11             0.74             0.00
January 1, 2004 to December 31, 2004 ..............    $ 11.47        0.28 4           1.93            (0.25)
January 1, 2003 to December 31, 2003 ..............    $  8.84        0.18 4           2.59            (0.14)
January 1, 2002 to December 31, 2002 ..............    $ 10.41       (0.06) 4         (1.51)            0.00

Class B
October 1, 2006 to September 30, 2007 .............    $ 13.93        0.08             3.04            (0.07)
October 1, 2005 to September 30, 2006 .............    $ 13.90        0.08             1.54            (0.14)
January 1, 2005 to September 30, 2005 .............    $ 13.13        0.14             0.66             0.00
January 1, 2004 to December 31, 2004 ..............    $ 11.45        0.28 4           1.92            (0.25)
January 1, 2003 to December 31, 2003 ..............    $  8.82        0.20 4           2.58            (0.15)
January 1, 2002 to December 31, 2002 ..............    $ 10.40       (0.08) 4         (1.50)            0.00

--------------------------------------------------------------------------------
1 During each period, various fees and expenses were waived and reimbursed as indicated. The ratio of Gross Expenses to Average Net Assets reflects the expense ratio in the absence of any waivers and reimbursements
      (Note 3).

2 Total return calculations do not include any sales charges, and would have been lower had certain expenses not been waived or reimbursed during the periods shown. Returns for periods less than one year are not annualized.

3     Commencement of operations.

4     Calculated based upon average shares outstanding.

5     The Fund changed its year end from June 30 to September 30.

6     Amount calculated is less than 0.005%.

The accompanying notes are an integral part of these financial statements.

Financial Highlights         Wells Fargo Advantage International Stock Funds  47


                                                                        Ending        Ratio to Average Net Assets (Annualized) 1
                                                      Distributions    Net Asset   ------------------------------------------------
                                                         from Net      Value Per   Net Investment     Gross    Expenses     Net
                                                      Realized Gains     Share      Income (Loss)   Expenses    Waived    Expenses
-----------------------------------------------------------------------------------------------------------------------------------
EMERGING MARKETS FOCUS FUND
-----------------------------------------------------------------------------------------------------------------------------------
Class A
October 1, 2006 to September 30, 2007 .............        0.00         $ 47.97         0.06%         2.04%     (0.14)%     1.90%
October 1, 2005 to September 30, 2006 .............        0.00         $ 33.06         1.87%         2.01%     (0.11)%     1.90%
October 1, 2004 to September 30, 2005 .............        0.00         $ 27.59         0.54%         2.03%     (0.13)%     1.90%
October 1, 2003 to September 30, 2004 .............        0.00         $ 20.62         0.00%         2.01%     (0.11)%     1.90%
July 1, 2003 to September 30, 2003 5 ..............        0.00         $ 17.76         0.42%         2.03%     (0.15)%     1.88%
July 1, 2002 to June 30, 2003 .....................        0.00         $ 15.27        (1.65)%        2.18%      0.00%      2.18%

Class B
October 1, 2006 to September 30, 2007 .............        0.00         $ 46.55        (0.70)%        2.79%     (0.14)%     2.65%
October 1, 2005 to September 30, 2006 .............        0.00         $ 32.29         0.89%         2.76%     (0.11)%     2.65%
October 1, 2004 to September 30, 2005 .............        0.00         $ 27.02        (0.12)%        2.77%     (0.12)%     2.65%
October 1, 2003 to September 30, 2004 .............        0.00         $ 20.34        (0.64)%        2.77%     (0.12)%     2.65%
July 1, 2003 to September 30, 2003 5 ..............        0.00         $ 17.62        (0.45)%        2.79%     (0.15)%     2.64%
July 1, 2002 to June 30, 2003 .....................        0.00         $ 15.18         1.59%         2.78%     (0.45)%     2.33%

Class C
October 1, 2006 to September 30, 2007 .............        0.00         $ 46.37        (0.70)%        2.79%     (0.14)%     2.65%
October 1, 2005 to September 30, 2006 .............        0.00         $ 32.17         1.00%         2.76%     (0.11)%     2.65%
October 1, 2004 to September 30, 2005 .............        0.00         $ 26.87        (0.20)%        2.77%     (0.12)%     2.65%
October 1, 2003 to September 30, 2004 .............        0.00         $ 20.24        (0.71)%        2.77%     (0.12)%     2.65%
July 1, 2003 to September 30, 2003 5 ..............        0.00         $ 17.56        (0.39)%        2.79%     (0.15)%     2.64%
July 1, 2002 to June 30, 2003 .....................        0.00         $ 15.12        (3.00)%        3.53%     (0.14)%     3.39%

Administrator Class
October 1, 2006 to September 30, 2007 .............        0.00         $ 47.96         0.18%         1.86%     (0.26)%     1.60%
October 1, 2005 to September 30, 2006 .............        0.00         $ 33.04         2.10%         1.83%     (0.23)%     1.60%
October 1, 2004 to September 30, 2005 .............        0.00         $ 27.58         0.92%         1.76%     (0.16)%     1.60%
October 1, 2003 to September 30, 2004 .............        0.00         $ 20.55         0.30%         1.69%     (0.09)%     1.60%
July 1, 2003 to September 30, 2003 5 ..............        0.00         $ 17.64         0.73%         1.70%     (0.15)%     1.55%
July 1, 2002 to June 30, 2003 .....................        0.00         $ 15.16         2.43%         2.16%     (0.64)%     1.52%

INTERNATIONAL CORE FUND
-----------------------------------------------------------------------------------------------------------------------------------
Class A
October 1, 2006 to September 30, 2007 .............       (0.29)        $ 17.04         1.37%         2.78%     (1.28)%     1.50%
October 1, 2005 to September 30, 2006 .............       (1.45)        $ 14.15         1.61%         4.04%     (2.54)%     1.50%
January 1, 2005 to September 30, 2005 .............       (0.03)        $ 13.98         1.82%         5.94%     (4.96)%     0.98%
January 1, 2004 to December 31, 2004 ..............       (0.27)        $ 13.16         2.33%         4.78%     (4.77)%     0.01%
January 1, 2003 to December 31, 2003 ..............        0.00         $ 11.47         1.78%         7.65%     (7.64)%     0.01%
January 1, 2002 to December 31, 2002 ..............        0.00         $  8.84        (0.58)%       52.39%    (50.18)%     2.21%

Class B
October 1, 2006 to September 30, 2007 .............       (0.29)        $ 16.69         0.55%         3.53%     (1.28)%     2.25%
October 1, 2005 to September 30, 2006 .............       (1.45)        $ 13.93         0.72%         4.86%     (2.61)%     2.25%
January 1, 2005 to September 30, 2005 .............       (0.03)        $ 13.90         1.58%         6.88%     (5.44)%     1.44%
January 1, 2004 to December 31, 2004 ..............       (0.27)        $ 13.13         2.32%         5.52%     (5.52)%     0.00% 6
January 1, 2003 to December 31, 2003 ..............        0.00         $ 11.45         2.01%         8.58%     (8.58)%     0.00%
January 1, 2002 to December 31, 2002 ..............        0.00         $  8.82        (0.83)%       52.04%    (49.66)%     2.38%

                                                                 Portfolio    Net Assets at
                                                        Total     Turnover    End of Period
                                                      Return 2     Rate 3    (000's omitted)
--------------------------------------------------------------------------------------------
EMERGING MARKETS FOCUS FUND
--------------------------------------------------------------------------------------------
Class A
October 1, 2006 to September 30, 2007 .............     45.23%      149%        $ 204,496
October 1, 2005 to September 30, 2006 .............     21.95%      103%        $ 162,525
October 1, 2004 to September 30, 2005 .............     33.80%      184%        $ 157,107
October 1, 2003 to September 30, 2004 .............     16.04%      225%        $ 139,880
July 1, 2003 to September 30, 2003 5 ..............     16.37%       49%        $ 117,842
July 1, 2002 to June 30, 2003 .....................      5.33%      210%        $ 105,512

Class B
October 1, 2006 to September 30, 2007 .............     44.16%      149%        $   7,752
October 1, 2005 to September 30, 2006 .............     21.01%      103%        $   6,310
October 1, 2004 to September 30, 2005 .............     32.84%      184%        $   4,242
October 1, 2003 to September 30, 2004 .............     15.37%      225%        $   2,781
July 1, 2003 to September 30, 2003 5 ..............     16.06%       49%        $     290
July 1, 2002 to June 30, 2003 .....................      4.64%      210%        $      28

Class C
October 1, 2006 to September 30, 2007 .............     44.14%      149%        $   3,290
October 1, 2005 to September 30, 2006 .............     20.96%      103%        $   3,122
October 1, 2004 to September 30, 2005 .............     32.76%      184%        $   2,632
October 1, 2003 to September 30, 2004 .............     15.26%      225%        $   2,449
July 1, 2003 to September 30, 2003 5 ..............     16.14%       49%        $     519
July 1, 2002 to June 30, 2003 .....................      4.37%      210%        $      59

Administrator Class
October 1, 2006 to September 30, 2007 .............     45.73%      149%        $  46,018
October 1, 2005 to September 30, 2006 .............     22.26%      103%        $  76,362
October 1, 2004 to September 30, 2005 .............     34.21%      184%        $  73,406
October 1, 2003 to September 30, 2004 .............     16.43%      225%        $  50,376
July 1, 2003 to September 30, 2003 5 ..............     16.42%       49%        $  29,273
July 1, 2002 to June 30, 2003 .....................      5.79%      210%        $  25,784

INTERNATIONAL CORE FUND
--------------------------------------------------------------------------------------------
Class A
October 1, 2006 to September 30, 2007 .............     23.68%       61%        $   5,478
October 1, 2005 to September 30, 2006 .............     13.75%       36%        $   2,745
January 1, 2005 to September 30, 2005 .............      6.48%       37%        $   1,299
January 1, 2004 to December 31, 2004 ..............     19.38%       28%        $     757
January 1, 2003 to December 31, 2003 ..............     31.38%       88%        $     585
January 1, 2002 to December 31, 2002 ..............    (15.08)%      47%        $     161

Class B
October 1, 2006 to September 30, 2007 .............     22.81%       61%        $   3,444
October 1, 2005 to September 30, 2006 .............     12.93%       36%        $   2,616
January 1, 2005 to September 30, 2005 .............      6.11%       37%        $   1,702
January 1, 2004 to December 31, 2004 ..............     19.32%       28%        $   1,218
January 1, 2003 to December 31, 2003 ..............     31.58%       88%        $     727
January 1, 2002 to December 31, 2002 ..............    (15.19)%      47%        $     289

48  Wells Fargo Advantage International Stock Funds         Financial Highlights


                                                      Beginning                    Net Realized    Distributions
                                                      Net Asset        Net        and Unrealized      from Net
                                                      Value Per     Investment      Gain (Loss)      Investment
                                                        Share     Income (Loss)   on Investments       Income
----------------------------------------------------------------------------------------------------------------
INTERNATIONAL CORE FUND (continued)
----------------------------------------------------------------------------------------------------------------
Class C
October 1, 2006 to September 30, 2007 .............    $ 13.97        0.07             3.08            (0.05)
October 1, 2005 to September 30, 2006 .............    $ 13.88        0.05             1.58            (0.09)
January 1, 2005 to September 30, 2005 .............    $ 13.12        0.11             0.68             0.00
January 1, 2004 to December 31, 2004 ..............    $ 11.43        0.28 4           1.93            (0.25)
January 1, 2003 to December 31, 2003 ..............    $  8.82        0.21 4           2.57            (0.17)
January 1, 2002 to December 31, 2002 ..............    $ 10.40       (0.06) 4         (1.52)            0.00

Administrator Class
October 1, 2006 to September 30, 2007 .............    $ 14.19        0.43             2.93             0.00
October 1, 2005 to September 30, 2006 .............    $ 13.99        0.24             1.52            (0.11)
April 11, 2005 to September 30, 2005 3 ............    $ 13.23        0.08             0.68             0.00

INTERNATIONAL EQUITY FUND
-------------------------------------------------------------------------------------------------------------
Class A
October 1, 2006 to September 30, 2007 .............    $ 15.91        0.24 4           3.51            (0.17)
October 1, 2005 to September 30, 2006 .............    $ 13.69        0.17 4           2.20            (0.15)
October 1, 2004 to September 30, 2005 .............    $ 11.09        0.17             2.43            (0.00)
October 1, 2003 to September 30, 2004 .............    $  9.88        0.04 4           1.23            (0.06)
October 1, 2002 to September 30, 2003 .............    $  8.46        0.04 4           1.38             0.00

Class B
October 1, 2006 to September 30, 2007 .............    $ 15.13        0.07 4           3.36            (0.04)
October 1, 2005 to September 30, 2006 .............    $ 13.03        0.07 4           2.08            (0.05)
October 1, 2004 to September 30, 2005 .............    $ 10.62        0.07             2.34            (0.00)
October 1, 2003 to September 30, 2004 .............    $  9.48       (0.05) 4          1.19             0.00
October 1, 2002 to September 30, 2003 .............    $  8.19       (0.03) 4          1.32             0.00

Class C
October 1, 2006 to September 30, 2007 .............    $ 15.10        0.09 4           3.34            (0.07)
October 1, 2005 to September 30, 2006 .............    $ 13.00        0.07 4           2.09            (0.06)
October 1, 2004 to September 30, 2005 .............    $ 10.60        0.06             2.34             0.00
October 1, 2003 to September 30, 2004 .............    $  9.47       (0.04) 4          1.17             0.00
October 1, 2002 to September 30, 2003 .............    $  8.18       (0.02) 4          1.31             0.00

Administrator Class
October 1, 2006 to September 30, 2007 .............    $ 15.90        0.26 4           3.53            (0.21)
October 1, 2005 to September 30, 2006 .............    $ 13.69        0.23 4           2.17            (0.19)
October 1, 2004 to September 30, 2005 .............    $ 11.08        0.17             2.48            (0.04)
October 1, 2003 to September 30, 2004 .............    $  9.87        0.07 4           1.22            (0.08)
October 1, 2002 to September 30, 2003 .............    $  8.46        0.08 4           1.34            (0.01)

Institutional Class
October 1, 2006 to September 30, 2007 .............    $ 15.91        0.45 4           3.37            (0.23)
August 31, 2006 3 to September 30, 2006 ...........    $ 15.84        0.02 4           0.05             0.00

--------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

Financial Highlights         Wells Fargo Advantage International Stock Funds  49


                                                                         Ending       Ratio to Average Net Assets (Annualized) 1
                                                       Distributions   Net Asset   -----------------------------------------------
                                                         from Net      Value Per   Net Investment     Gross    Expenses      Net
                                                      Realized Gains     Share      Income (Loss)   Expenses    Waived    Expenses
----------------------------------------------------------------------------------------------------------------------------------
INTERNATIONAL CORE FUND (continued)
----------------------------------------------------------------------------------------------------------------------------------
Class C
October 1, 2006 to September 30, 2007 .............       (0.29)        $ 16.78         0.56%         3.53%     (1.28)%    2.25%
October 1, 2005 to September 30, 2006 .............       (1.45)        $ 13.97         0.77%         4.87%     (2.62)%    2.25%
January 1, 2005 to September 30, 2005 .............       (0.03)        $ 13.88         1.51%         6.73%     (5.34)%    1.40%
January 1, 2004 to December 31, 2004 ..............       (0.27)        $ 13.12         2.31%         5.51%     (5.51)%    0.00% 6
January 1, 2003 to December 31, 2003 ..............        0.00         $ 11.43         2.15%         8.36%     (8.35)%    0.01%
January 1, 2002 to December 31, 2002 ..............        0.00         $  8.82        (0.68)%       52.54%    (50.13)%    2.41%

Administrator Class
October 1, 2006 to September 30, 2007 .............       (0.29)        $ 17.26         1.57%         2.66%     (1.41)%    1.25%
October 1, 2005 to September 30, 2006 .............       (1.45)        $ 14.19         1.95%         4.01%     (2.76)%    1.25%
April 11, 2005 to September 30, 2005 3 ............        0.00         $ 13.99         1.53%         5.60%     (4.18)%    1.41%

INTERNATIONAL EQUITY FUND
----------------------------------------------------------------------------------------------------------------------------------
Class A
October 1, 2006 to September 30, 2007 .............        0.00         $ 19.49         1.32%         1.70%     (0.20)%    1.50%
October 1, 2005 to September 30, 2006 .............        0.00         $ 15.91         1.16%         1.67%     (0.17)%    1.50%
October 1, 2004 to September 30, 2005 .............        0.00         $ 13.69         1.24%         1.66%     (0.16)%    1.50%
October 1, 2003 to September 30, 2004 .............        0.00         $ 11.09         0.36%         1.71%     (0.21)%    1.50%
October 1, 2002 to September 30, 2003 .............        0.00         $  9.88         0.42%         1.76%     (0.26)%    1.50%

Class B
October 1, 2006 to September 30, 2007 .............        0.00         $ 18.52         0.39%         2.45%     (0.20)%    2.25%
October 1, 2005 to September 30, 2006 .............        0.00         $ 15.13         0.49%         2.42%     (0.17)%    2.25%
October 1, 2004 to September 30, 2005 .............        0.00         $ 13.03         0.49%         2.41%     (0.16)%    2.25%
October 1, 2003 to September 30, 2004 .............        0.00         $ 10.62        (0.43)%        2.46%     (0.21)%    2.25%
October 1, 2002 to September 30, 2003 .............        0.00         $  9.48        (0.31)%        2.82%     (0.57)%    2.25%

Class C
October 1, 2006 to September 30, 2007 .............        0.00         $ 18.46         0.54%         2.45%     (0.20)%    2.25%
October 1, 2005 to September 30, 2006 .............        0.00         $ 15.10         0.49%         2.42%     (0.17)%    2.25%
October 1, 2004 to September 30, 2005 .............        0.00         $ 13.00         0.42%         2.41%     (0.16)%    2.25%
October 1, 2003 to September 30, 2004 .............        0.00         $ 10.60        (0.39)%        2.45%     (0.20)%    2.25%
October 1, 2002 to September 30, 2003 .............        0.00         $  9.47        (0.27)%        2.70%     (0.45)%    2.25%

Administrator Class
October 1, 2006 to September 30, 2007 .............        0.00         $ 19.48         1.48%         1.52%     (0.27)%    1.25%
October 1, 2005 to September 30, 2006 .............        0.00         $ 15.90         1.52%         1.49%     (0.24)%    1.25%
October 1, 2004 to September 30, 2005 .............        0.00         $ 13.69         1.54%         1.41%     (0.16)%    1.25%
October 1, 2003 to September 30, 2004 .............        0.00         $ 11.08         0.64%         1.38%     (0.13)%    1.25%
October 1, 2002 to September 30, 2003 .............        0.00         $  9.87         0.76%         1.34%     (0.09)%    1.25%

Institutional Class
October 1, 2006 to September 30, 2007 .............        0.00         $ 19.50         2.43%         1.22%     (0.17)%    1.05%
August 31, 2006 3 to September 30, 2006 ...........        0.00         $ 15.91         1.77%         1.29%     (0.40)%    0.89%

                                                                 Portfolio    Net Assets at
                                                        Total     Turnover    End of Period
                                                      Return 2     Rate 3    (000's omitted)
--------------------------------------------------------------------------------------------
INTERNATIONAL CORE FUND (continued)
--------------------------------------------------------------------------------------------
Class C
October 1, 2006 to September 30, 2007 .............     22.95%       61%        $   1,118
October 1, 2005 to September 30, 2006 .............     12.99%       36%        $     637
January 1, 2005 to September 30, 2005 .............      6.04%       37%        $     325
January 1, 2004 to December 31, 2004 ..............     19.44%       28%        $     317
January 1, 2003 to December 31, 2003 ..............     31.52%       88%        $     183
January 1, 2002 to December 31, 2002 ..............    (15.19)%      47%        $     150

Administrator Class
October 1, 2006 to September 30, 2007 .............     24.00%       61%        $     795
October 1, 2005 to September 30, 2006 .............     13.95%       36%        $      30
April 11, 2005 to September 30, 2005 3 ............      5.74%      106%        $      16

INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------------------
Class A
October 1, 2006 to September 30, 2007 .............     23.68%       49%        $  62,693
October 1, 2005 to September 30, 2006 .............     17.50%       44%        $  52,243
October 1, 2004 to September 30, 2005 .............     23.48%       46%        $  57,496
October 1, 2003 to September 30, 2004 .............     12.89%      112%        $  56,108
October 1, 2002 to September 30, 2003 .............     16.78%       73%        $  52,762

Class B
October 1, 2006 to September 30, 2007 .............     22.73%       49%        $   9,579
October 1, 2005 to September 30, 2006 .............     16.57%       44%        $  15,385
October 1, 2004 to September 30, 2005 .............     22.69%       46%        $  14,653
October 1, 2003 to September 30, 2004 .............     12.03%      112%        $  14,796
October 1, 2002 to September 30, 2003 .............     15.75%       73%        $  20,149

Class C
October 1, 2006 to September 30, 2007 .............     22.76%       49%        $   1,961
October 1, 2005 to September 30, 2006 .............     16.65%       44%        $   1,652
October 1, 2004 to September 30, 2005 .............     22.64%       46%        $   1,512
October 1, 2003 to September 30, 2004 .............     11.93%      112%        $   1,618
October 1, 2002 to September 30, 2003 .............     15.77%       73%        $   2,530

Administrator Class
October 1, 2006 to September 30, 2007 .............     24.00%       49%        $ 689,808
October 1, 2005 to September 30, 2006 .............     17.74%       44%        $ 698,778
October 1, 2004 to September 30, 2005 .............     23.94%       46%        $ 594,488
October 1, 2003 to September 30, 2004 .............     13.11%      112%        $ 394,649
October 1, 2002 to September 30, 2003 .............     16.83%       73%        $ 266,099

Institutional Class
October 1, 2006 to September 30, 2007 .............     24.22%       49%        $  69,756
August 31, 2006 3 to September 30, 2006 ...........      0.44%       44%        $      10

50  Wells Fargo Advantage International Stock Funds

                                                   Notes to Financial Statements


1. ORGANIZATION

Wells Fargo Funds Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. The Trust commenced operations on November 8, 1999, and at September 30, 2007, was comprised of 114 separate series (each, a "Fund", collectively, the "Funds"). These financial statements present the Emerging Markets Focus Fund, International Core Fund and International Equity Fund.

Emerging Markets Focus, International Core and International Equity Funds are each a diversified series of the Trust.

The separate classes of shares offered by each Fund differ principally in applicable sales charges and distribution, shareholder servicing and administration fees. Shareholders of each class bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of a Fund, earn income from the portfolio, and are allocated unrealized gains and losses pro rata based on the average daily net assets of each class, without distinction between share classes. Dividends are determined separately for each class based on income and expenses allocable to each class. Realized gains and losses are allocated to each class pro rata based upon the net assets of each class on the date realized. Differences in per share dividend rates generally result from the relative weightings of pro rata income and realized gain allocations and from differences in separate class expenses, including distribution, shareholder servicing, and administration fees.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Trust, are in conformity with accounting principles generally accepted in the United States of America ("GAAP") for investment companies.

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Certain Funds of the Trust may invest a substantial portion of their assets in an industry, sector or foreign country as is discussed in the Performance Highlights for those Funds. Such Funds may be more affected by changes in that industry, sector or foreign country than they would be absent the concentration of investments.

Under the Trust's organizational documents, their officers and directors are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust's maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

SECURITIES VALUATION

Investments in securities are valued each business day as of the close of regular trading on the New York Stock Exchange, which is usually 4:00 p.m. (Eastern Time). Securities which are traded on a national or foreign securities exchange are valued at the last reported sales price. Securities listed on The NASDAQ Stock Market, Inc. ("NASDAQ") are valued at the NASDAQ Official Closing Price ("NOCP"), and if no NOCP is available, then at the last reported sales price. If no sales price is shown on NASDAQ, the bid price will be used. In the absence of any sale of securities listed on the NASDAQ, and in the case of other securities, including U.S. Government obligations, but excluding debt securities maturing in 60 days or less, the price will be deemed "stale" and the valuations will be determined in accordance with the Funds' Fair Valuation Procedures.

Securities denominated in foreign currencies are translated into U.S. dollars using the closing rates of exchange in effect on the day of valuation.

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign investments are traded but before the close of the New York Stock Exchange. If such trading or events are expected to

Notes to Financial Statements

                             Wells Fargo Advantage International Stock Funds  51


materially affect the value of the investments, then those investments are fair valued following procedures approved by the Board of Trustees. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Depending on market activity, such fair valuations may be frequent. In light of the judgment involved in fair value decisions, there can be no assurance that a fair value assigned to a particular security is accurate. Such fair value pricing may result in NAVs that are higher or lower than NAVs based on the closing price or latest quoted bid price.

Debt securities maturing in 60 days or less generally are valued at amortized cost. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity, which approximates market value.

Investments which are not valued using any of the methods discussed above are valued at their fair value as determined by procedures approved by the Board of Trustees.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Securities transactions are recorded on a trade date basis. Realized gains or losses are reported on the basis of identified cost of securities delivered. Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily.

Dividend income is recognized on the ex-dividend date, except for certain dividends from foreign securities, which are recorded as soon as the Fund is informed of the ex-dividend date. Dividend income from foreign securities is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

FOREIGN CURRENCY TRANSLATION

The accounting records are maintained in U.S. dollars. Assets, including investment securities, and liabilities denominated in foreign currency are translated into U.S. dollars at the prevailing rates of exchange at the date of valuation. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities, at fiscal period-end, resulting from changes in exchange rates.

The changes in net assets arising from changes in exchange rates and the changes in net assets resulting from changes in market prices of securities at fiscal period-end are not separately presented. Such changes are recorded with net realized and unrealized gain from investments. Gains and losses from certain foreign currency transactions are treated as ordinary income for U.S. federal income tax purposes.

DISTRIBUTIONS TO SHAREHOLDERS

Net investment income, if any, is declared and distributed to shareholders annually. Distributions to shareholders from net realized capital gains, if any, are declared and distributed at least annually.

For federal income tax purposes, a Fund may designate as capital gains distributions the earnings and profits distributed to shareholders on the redemption of fund shares during the year.

Distributions are based on amounts calculated in accordance with the applicable federal income tax regulations, which may differ from GAAP. The timing and character of distributions made during the period from net investment income or net realized gains may also differ from their ultimate characterization for federal income tax purposes. To the extent that these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment. Temporary differences do not require reclassifications.

52  Wells Fargo Advantage International Stock Funds

                                                   Notes to Financial Statements


At September 30, 2007, as a result of permanent book-to-tax differences, the following reclassification adjustments were made on the Statement of Assets and
Liabilities:

----------------------------------------------------------------------------------------
                              Undistributed Net    Undistributed Net
FUND                          Investment Income   Realized Gain(Loss)   Paid-in Capital
----------------------------------------------------------------------------------------
Emerging Markets Focus Fund      $  (114,489)        $  1,026,405        $    (911,916)
----------------------------------------------------------------------------------------
International Core Fund              (19,255)              19,255                    0
----------------------------------------------------------------------------------------
International Equity Fund           (409,939)           1,479,579           (1,069,640)
----------------------------------------------------------------------------------------

FEDERAL INCOME TAXES

Each Fund is treated as a separate entity for federal income tax purposes. It is the policy of each Fund of the Trust to continue to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code (the "Code"), and to make distributions of substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required at September 30, 2007.

At September 30, 2007, net capital loss carryforwards, which are available to offset future net realized capital gains, were:

----------------------------------------------------------------------------------------
                                                                         Capital Loss
FUND                                                Expiration Year      Carryforwards
----------------------------------------------------------------------------------------
Emerging Markets Focus Fund                               2008           $     557,294
                                                          2009               5,094,659
                                                          2010              14,971,904
----------------------------------------------------------------------------------------
International Equity Fund                                 2009               2,139,280
                                                          2010              12,723,404
                                                          2011               1,709,784
----------------------------------------------------------------------------------------

At September 30, 2007, current year deferred post-October currency losses, which will be treated as realized for tax purposes on the first day of the succeeding year, were:

----------------------------------------------------------------------------------------
                                                                           Deferred
                                                                         Post-October
FUND                                                                     Currency Loss
----------------------------------------------------------------------------------------
Emerging Markets Focus Fund                                              $     685,011
----------------------------------------------------------------------------------------
International Core Fund                                                         16,675
----------------------------------------------------------------------------------------
International Equity Fund                                                      367,313
----------------------------------------------------------------------------------------

FORWARD FOREIGN CURRENCY CONTRACTS

The Funds may enter into forward foreign currency contracts to protect against a possible loss resulting from an adverse change in the relationship between foreign currencies and the U.S. dollar, or between foreign currencies. A forward contract is an agreement between two counterparties for future delivery or receipt of currency at a specified price. Risks arise from the possible inability of counterparties to meet the terms of their contracts and from movements in currency values. Realized gains or losses are recognized when the transaction is completed. Contracts which have been offset but have not reached their settlement date are included in unrealized gains and losses.

As of September 30, 2007, there were no outstanding forward contracts.

Notes to Financial Statements

                             Wells Fargo Advantage International Stock Funds  53


SECURITY LOANS

The Funds may loan securities in return for securities, irrevocable letters of credit or cash collateral, which is invested in various short-term fixed income securities. A Fund may receive compensation for lending securities in the form of fees or by retaining a portion of interest on the investment securities or cash received as collateral. A Fund also continues to receive interest or dividends on the securities loaned. Security loans are secured at all times by collateral. The collateral is equal to at least 102% of the market value of the securities loaned plus accrued interest when the transaction is entered into. The collateral supporting loans of domestic and foreign equity securities and corporate bonds are remarked daily while collateral supporting loans of U.S. Government securities are remarked back to 102% only if the given collateral falls below 100% of the market value of the securities loans plus any accrued interest. Gain or loss in the market price of the securities loaned that may occur during the term of the loan are reflected in the value of the Fund. The risks from securities lending are that the borrower may not provide additional collateral when required or return the securities when due or when called for by the Fund. Wells Fargo Bank, N.A., the Funds' custodian, acts as the securities lending agent for the Funds and receives for its services 25% of the revenues earned on the securities lending activities (reduced from 30%, effective September 1, 2007) and incurs all expenses. The value of the securities on loan and the value of the related collateral at September 30, 2007, are shown on the Statements of Assets and Liabilities.

3. EXPENSES

ADVISORY FEES

The Trust has entered into an advisory contract with Wells Fargo Funds Management, LLC ("Funds Management"). Funds Management is responsible for implementing investment policies and guidelines and for supervising the subadviser, who is responsible for day-to-day portfolio management.

Pursuant to the contract, Funds Management is entitled to receive an advisory fee for its services as adviser. Funds Management may retain the services of certain investment subadvisers to provide daily portfolio management. The fees related to subadvisory services are borne directly by the adviser and do not increase the overall fees paid by a Fund to the adviser. Funds Management and the investment subadviser(s) are entitled to be paid a monthly fee at the following annual rates:

------------------------------------------------------------------------------------------------------------------------------
                                                       Advisory                                                  Subadvisory
                                                      Fees (% of                                                  Fees (% of
                                Average Daily       Average Daily                             Average Daily     Average Daily
FUND                              Net Assets         Net Assets)          Subadviser            Net Assets        Net Assets)
------------------------------------------------------------------------------------------------------------------------------
EMERGING MARKETS FOCUS FUND   First $500 million        1.100           Wells Capital      First $100 million       0.650
                               Next $500 million        1.050             Management        Next $100 million       0.550
                                 Next $2 billion        1.000                               Over $200 million       0.450
                                 Next $2 billion        0.975
                                 Over $5 billion        0.950
------------------------------------------------------------------------------------------------------------------------------
INTERNATIONAL CORE FUND       First $500 million        0.950             New Star          First $50 million       0.350
                               Next $500 million        0.900           Institutional       Next $500 million       0.290
                                 Next $2 billion        0.850             Managers          Over $550 million       0.200
                                 Next $2 billion        0.825             Limited
                                 Over $5 billion        0.800
------------------------------------------------------------------------------------------------------------------------------
INTERNATIONAL EQUITY FUND     First $500 million        0.950        Artisan Partners LP   First $250 million       0.700
                               Next $500 million        0.900                               Over $250 million       0.500
                                 Next $2 billion        0.850
                                 Next $2 billion        0.825             LSV Asset        First $150 million       0.350
                                 Over $5 billion        0.800             Management        Next $350 million       0.400
                                                                                            Next $250 million       0.350
                                                                                            Next $250 million       0.325
                                                                                              Over $1 billion       0.300

                                                                           New Star         First $50 million       0.350
                                                                        Institutional       Next $500 million       0.290
                                                                       Managers Limited     Over $550 million       0.200
------------------------------------------------------------------------------------------------------------------------------

54  Wells Fargo Advantage International Stock Funds

                                                   Notes to Financial Statements


ADMINISTRATION AND TRANSFER AGENT FEES

The Trust has entered into an Administration Agreement with Funds Management. Under this Agreement, for providing administrative services, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers, Funds Management is entitled to receive the following annual fees:

------------------------------------------------------------------------------------------------------------------------------
                                                                        Admin Fees For                          Admin Fees
                                                                 International Core Fund Only                For Other Funds
                                 Average Daily                         (% of Average                          (% of Average
Fund                               Net Assets                         Daily Net Assets)                     Daily Net Assets)
------------------------------------------------------------------------------------------------------------------------------
Fund Level                      First $5 billion                            0.05                                   0.05
                                 Next $5 billion                            0.04                                   0.04
                                Over $10 billion                            0.03                                   0.03
------------------------------------------------------------------------------------------------------------------------------
Class A                         All asset levels                            0.23                                   0.28
------------------------------------------------------------------------------------------------------------------------------
Class B                         All asset levels                            0.23                                   0.28
------------------------------------------------------------------------------------------------------------------------------
Class C                         All asset levels                            0.23                                   0.28
------------------------------------------------------------------------------------------------------------------------------
Administrator Class             All asset levels                            0.10                                   0.10
------------------------------------------------------------------------------------------------------------------------------
Institutional Class             All asset levels                             N/A                                   0.08
------------------------------------------------------------------------------------------------------------------------------

The trust has entered into an agreement with Boston Financial Data Services ("BFDS") as the transfer agent for the Trust. BFDS is entitled to receive fees from the administrator for its services as transfer agent.

CUSTODY FEES

The Trust has entered into a contract with Wells Fargo Bank, N.A. ("WFB"), whereby WFB is responsible for providing custody services. Pursuant to the contract, WFB is entitled to a monthly fee for custody services at the following annual rates:

--------------------------------------------------------------------------------
                                                                 % of Average
FUND                                                           Daily Net Assets
--------------------------------------------------------------------------------
EMERGING MARKETS FOCUS FUND                                          0.25
--------------------------------------------------------------------------------
INTERNATIONAL CORE FUND                                              0.10
--------------------------------------------------------------------------------
INTERNATIONAL EQUITY FUND                                            0.10
--------------------------------------------------------------------------------

SHAREHOLDER SERVICING FEES

The Trust has entered into contracts with one or more shareholder servicing agents, whereby each Fund is charged the following annual fees:

--------------------------------------------------------------------------------
                                                                 % of Average
SHARE CLASS                                                    Daily Net Assets
--------------------------------------------------------------------------------
Class A, Class B, Class C and Administrator Class                    0.25%
--------------------------------------------------------------------------------

For the year ended September 30, 2007, shareholder servicing fees paid were as follows:

--------------------------------------------------------------------------------
                                                                   Administrator
Fund                           Class A     Class B     Class C         Class
--------------------------------------------------------------------------------
Emerging Market Focus Fund   $  448,518   $  17,451   $    8,047    $   148,290
--------------------------------------------------------------------------------
International Core Fund          10,741       7,731        2,220          1,717
--------------------------------------------------------------------------------
International Equity Fund       143,778      32,259        4,664      1,739,998
--------------------------------------------------------------------------------

DISTRIBUTION FEES

The Trust has adopted a Distribution Plan (the "Plan") for Class B and Class C shares of the applicable Funds pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are charged to the Class B and Class C shares and paid to Wells Fargo Funds Distributor, LLC at an annual rate of 0.75% of average daily net assets.

For the year ended September 30, 2007, distribution fees incurred are disclosed on the Statements of Operations.

Notes to Financial Statements

                             Wells Fargo Advantage International Stock Funds  55


OTHER FEES

PFPC, Inc. ("PFPC") serves as fund accountant for the Trust and is entitled to receive an annual asset-based fee and an annual fixed fee from each Fund. PFPC is also entitled to be reimbursed for all out-of-pocket expenses reasonably incurred in providing these services.

Each Fund also bears its share of other fees and expenses incurred in the normal course of business, including but not limited to: professional fees, registration fees, shareholder reporting costs, and Trustees fees and expenses. The Trust compensates its Trustees for their services, plus travel and other expenses incurred in attending Board meetings.

WAIVED FEES AND REIMBURSED EXPENSES

All amounts shown as waived fees or reimbursed expenses in the Statements of Operations, for the year ended September 30, 2007, were waived by Funds Management proportionately from all classes, first from advisory fees, and then from any Class specific expenses, if applicable. Funds Management has contractually committed through January 31, 2009, to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Funds. Net operating expense ratios in effect for the year ended September 30, 2007, were as follows:

------------------------------------------------------------------------------------------------
                                               Net Operating Expense Ratios
                                               ----------------------------
Fund                           Class A     Class B     Class C    Administrator   Institutional
------------------------------------------------------------------------------------------------
EMERGING MARKETS FOCUS FUND     1.90%       2.65%       2.65%         1.60%             NA
------------------------------------------------------------------------------------------------
INTERNATIONAL CORE FUND         1.50%       2.25%       2.25%         1.25%             NA
------------------------------------------------------------------------------------------------
INTERNATIONAL EQUITY FUND       1.50%       2.25%       2.25%         1.25%           1.05%
------------------------------------------------------------------------------------------------

4. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, exclusive of short-term securities (securities with maturities of one year or less at purchase date) for the year ended September 30, 2007, were as follows:

--------------------------------------------------------------------------------
FUND                                         Purchases at Cost    Sales Proceeds
--------------------------------------------------------------------------------
EMERGING MARKETS FOCUS FUND                   $   342,424,894     $ 430,565,753
--------------------------------------------------------------------------------
INTERNATIONAL CORE FUND                             8,211,983         5,213,516
--------------------------------------------------------------------------------
INTERNATIONAL EQUITY FUND                         393,563,651       504,058,581
--------------------------------------------------------------------------------

5. BANK BORROWINGS

Wells Fargo Funds Trust and Wells Fargo Variable Trust (excluding the money market funds) share in a revolving Credit Agreement with The Bank of New York, whereby the Funds are permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. The agreement permits borrowings of up to $150 million, collectively. Interest is charged to each Fund based on its borrowing at a rate equal to the Federal Funds Rate plus 0.40%. In addition, the Funds pay a quarterly commitment fee equal to 0.1% per annum of the credit line.

For the year ended September 30, 2007, the Emerging Markets Focus Fund, International Core Fund and International Equity Fund had no borrowings under the agreement.

6. DISTRIBUTION TO SHAREHOLDERS

The tax character of distributions paid during the years ended September 30, 2007, and September 30, 2006, were as follows:

--------------------------------------------------------------------------------------------------------------
                                    Ordinary Income       Long-term Capital Gain              Total
                               ------------------------   -----------------------   --------------------------
Fund                              2007          2006         2007         2006         2007          2006
--------------------------------------------------------------------------------------------------------------
Emerging Markets Focus Fund    $  491,410   $ 4,469,405   $        0   $        0   $   491,410   $ 4,469,405
--------------------------------------------------------------------------------------------------------------
International Core Fund           125,293        84,962       64,914      353,322       190,207       438,284
--------------------------------------------------------------------------------------------------------------
International Equity Fund       9,518,266     9,092,567            0            0     9,518,266     9,092,567
--------------------------------------------------------------------------------------------------------------

56  Wells Fargo Advantage International Stock Funds

                                                   Notes to Financial Statements


As of September 30, 2007, the components of distributable earnings on a tax basis are shown on the table below. The difference between book basis and tax basis appreciation is attributable to tax deferral of losses on wash sales and different book and tax treatment of the exchange in share class of investments in mutual funds.

-------------------------------------------------------------------------------------------------------------------------------
                               Undistributed   Undistributed     Unrealized                        Currency
                                 Ordinary        Long-Term      Appreciation    Capital Loss         Loss
Fund                              Income          Gain         (Depreciation)   Carryforward*    Carryforward        Total
-------------------------------------------------------------------------------------------------------------------------------
Emerging Markets Focus Fund    $           0   $           0   $   54,912,132   $ (21,308,869)   $          0   $   33,603,263
-------------------------------------------------------------------------------------------------------------------------------
International Core Fund              247,972         353,117        1,914,382         (16,675)              0        2,498,796
-------------------------------------------------------------------------------------------------------------------------------
International Equity Fund         10,824,130      76,131,611      190,213,223     (16,572,468)       (367,313)     260,229,183
-------------------------------------------------------------------------------------------------------------------------------

This amount includes any post-October loss, which will reverse on the first day of the following fiscal year.

7. LEGAL AND REGULATORY MATTERS

In 2004, the predecessor Strong Funds' investment adviser and affiliates (collectively, "Strong") entered into agreements with certain regulators, including the SEC and the New York Attorney General ("NYAG"), to settle market-timing investigations. In the settlements, Strong agreed to pay investor restoration and civil penalties. Although some portion of these payments is likely to be distributed to predecessor Strong Fund shareholders, no determination has yet been made as to the distribution of these amounts, and the successor funds are not expected to receive any portion of these payments. The NYAG settlement imposed fee reductions across the predecessor Strong Fund complex (excluding money market funds and very short-term income funds) totaling at least $35 million by May 2009. The current Funds' advisor has agreed to honor these fee reductions for the benefit of shareholders across the successor funds. Although civil litigation against Strong and certain predecessor Strong Funds relating to these matters is continuing, neither the current adviser nor the successor funds is a party to any such suit.

8. NEW ACCOUNTING PRONOUNCEMENTS

In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 48 ("FIN 48"), "Accounting for Uncertainty in Income Taxes. "This standard defines the threshold for recognizing the benefits of tax-return positions in the financial statements as "more-likely-than-not" to be sustained by the taxing authority and requires measurement of a tax position meeting the more-likely-than-not criterion, based on the largest benefit that is more than 50 percent likely to be realized. FIN 48 is effective as of the beginning of the first fiscal year beginning after December 15, 2006 (January 1, 2007 for calendar-year companies), with early application permitted if no interim financial statements have been issued. In December 2006, the SEC issued a letter allowing for an implementation delay for funds until the last NAV calculation in the first required reporting period for fiscal years beginning after December 15, 2006. At adoption, companies must adjust their financial statements to reflect only those tax positions that are more-likely-than-not to be sustained as of the adoption date. As of September 30, 2007, Management does not believe the impact of the adoption of FIN 48 will be material to the financial statements.

In September 2006, the FASB issued Statement on Financial Accounting Standards ("SFAS") No. 157, "Fair Value Measurements." This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of September 30, 2007, Management does not believe the adoption of SFAS No. 157 will impact the financial statement amounts, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.

Notes to Financial Statements

                             Wells Fargo Advantage International Stock Funds  57


9. MISCELLANEOUS

FOREIGN TAXES PAYABLE

Under Indian tax law, U.S. mutual funds are subject to taxation on capital gains realized upon the sale of Indian securities. Mutual fund industry practice has long been to net long-term capital losses against taxable short-term capital gains. However, the Indian tax statute was amended in mid-2002 to disallow such netting, and the Indian tax authorities have subsequently assessed additional taxes on many U.S. mutual funds based upon a retroactive application of the tax statute. For the taxable years since its inception date, the Wells Fargo Advantage Emerging Markets Focus Fund (the "Focus Fund"), as successor to the Montgomery Emerging Markets Fund, has been assessed approximately $590,000. The Fund filed an administrative appeal to this assessment in April 2003.

In 2003, the Focus Fund received a demand for half of the $590,000 to stay the imposition of additional penalties while the assessment was under appeal, and pursuant to an agreement reached that year, the Focus Fund made such payment. The Focus Fund made the determination to accrue the entire amount at issue as a tax expense. The Focus Fund has received favorable decisions from the Income Tax Appellate Tribunal ("ITAT") for the tax years in question. However, based upon discussions with counsel in India, it remains possible that the tax authority could successfully appeal the decisions with the High Court in India. As a result, the liability for foreign taxes will remain on the Focus Fund's Statement of Assets and Liabilities until the ultimate resolution is known.

Foreign taxes payable also reflects accrued India and Thailand capital gains tax on unrealized gains, if any, on Indian and Thai securities as required under GAAP.

58  Wells Fargo Advantage International Stock Funds

                         Report of Independent Registered Public Accounting Firm


BOARD OF TRUSTEES AND SHAREHOLDERS OF
WELLS FARGO FUNDS TRUST:

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of the Emerging Markets Focus Fund, International Core Fund, and International Equity Fund (collectively the "Funds"), three of the funds constituting the Wells Fargo Funds Trust, as of September 30, 2007, and the related statement of operations for the year then ended, statements of changes in net assets for each of the years in the two year period then ended and the financial highlights of the Emerging Markets Focus Fund and International Equity Fund for the periods presented and the International Core Fund for each of the four years or periods then ended. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for the International Core Fund for the years or period ended December 31, 2003 and prior were audited by other auditors. Those auditors expressed an unqualified opinion on those financial highlights in their reports dated February 3, 2004.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2007, by correspondence with custodian and brokers. As to securities purchased or sold but not yet received or delivered, we performed other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the aforementioned funds of the Wells Fargo Funds Trust as of September 30, 2007, the results of their operations for the year then ended, the changes in their net assets for each of the years in the two year period then ended and the financial highlights for the periods indicated in the first paragraph above, in conformity with U.S. generally accepted accounting principles.

                                                                    /s/ KPMG LLP

Philadelphia, Pennsylvania
November 21, 2007

Other Information            Wells Fargo Advantage International Stock Funds  59


PROXY VOTING INFORMATION

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222, visiting our Web site at WWW.WELLSFARGO.COM/ADVANTAGEFUNDS, or visiting the SEC Web site at WWW.SEC.GOV. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Funds'Web site at www.wellsfargo.com/advantagefunds or by visiting the SEC Web site at WWW.SEC.GOV.

TAX INFORMATION

Pursuant to Section 852(b)(3) of the Internal Revenue Code, the following Funds designate the amounts listed below as a long-term capital gain distribution for the year ended September 30, 2007:

--------------------------------------------------------------------------------
                                                                 Capital Gain
FUND                                                               Dividend
--------------------------------------------------------------------------------
INTERNATIONAL CORE FUND                                          $    64,914
--------------------------------------------------------------------------------

Pursuant to Section 1(h)(11) of the Internal Revenue Code, the Funds listed below designate the following amounts of their income dividends paid during the year ended September 30, 2007 as qualified dividend income (QDI):

--------------------------------------------------------------------------------
FUND                                                                QDI
--------------------------------------------------------------------------------
EMERGING MARKETS FOCUS FUND                                      $   279,872
--------------------------------------------------------------------------------
INTERNATIONAL CORE FUND                                              124,769
--------------------------------------------------------------------------------
INTERNATIONAL EQUITY FUND                                         11,433,201
--------------------------------------------------------------------------------

Pursuant to Section 871(k)(1)(C) of the Code, the Funds designate the following amounts as interest-related dividends:

--------------------------------------------------------------------------------
                                                               Interest-Related
FUND                                                               Dividends
--------------------------------------------------------------------------------
EMERGING MARKETS FOCUS FUND                                      $    21,965
--------------------------------------------------------------------------------
INTERNATIONAL EQUITY FUND                                            388,318
--------------------------------------------------------------------------------

Pursuant to Section 871(k)(2)(C) of the Code, the Funds listed below designate the following amounts as short-term capital gains dividends:

--------------------------------------------------------------------------------
                                                                  Short-Term
                                                                Capital Gains
FUND                                                              Dividends
--------------------------------------------------------------------------------
INTERNATIONAL CORE FUND                                          $    81,647
--------------------------------------------------------------------------------

60  Wells Fargo Advantage International Stock Funds            Other Information


PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for each Fund are publicly available on the Funds'Web site (WWW.WELLSFARGO.COM/ADVANTAGEFUNDS) on a monthly, 30-day or more delayed basis. In addition, top ten holdings information for each Fund is publicly available on the Funds' Web site on a monthly, seven-day or more delayed basis. Each Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available without charge by visiting the SEC Web site at WWW.SEC.GOV. In addition, each Fund's Form N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

BOARD OF TRUSTEES

The following table provides basic information about the Board of Trustees (the "Trustees") of the Wells Fargo Funds Trust (the "Trust"). This table supplements, and should be read in conjunction with, the Prospectus and the Statement of Additional Information 1 of each Fund. Each of the Trustees listed below acts in identical capacities for each of the 149 funds comprising the Trust, Wells Fargo Variable Trust and Wells Fargo Master Trust (collectively the "Fund Complex"). All of the non-interested Trustees are also members of the Audit and Governance Committees of each Trust in the Fund Complex. The address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

NON-INTERESTED TRUSTEES

------------------------------------------------------------------------------------------------------------------------------------
                          Position Held and
Name and Age              Length of Service 2         Principal Occupations During Past Five Years              Other Directorships
------------------------------------------------------------------------------------------------------------------------------------
Thomas S. Goho            Trustee, since 1987         Education Consultant to the Director of the Institute     None
65                                                    for Executive Education of the Babcock Graduate School
                                                      of Management of Wake Forest University. Prior thereto,
                                                      the Thomas Goho Chair of Finance of Wake Forest
                                                      University, Calloway School of Business and
                                                      Accountancy, from 2006-2007 and Associate Professor of
                                                      Finance from 1999-2005.
------------------------------------------------------------------------------------------------------------------------------------
Peter G. Gordon           Trustee, since 1998         Chairman, CEO and Co-Founder of Crystal Geyser Water      None
65                        (Chairman since 2005)       Company and President of Crystal Geyser Roxane Water
                          (Lead Trustee since 2001)   Company.
------------------------------------------------------------------------------------------------------------------------------------
Richard M. Leach          Trustee, since 1987         Retired. Prior thereto, President of Richard M. Leach     None
74                                                    Associates (a financial consulting firm).
------------------------------------------------------------------------------------------------------------------------------------
Olivia S. Mitchell        Trustee, since 2006         Professor of Insurance and Risk Management, Wharton       None
54                                                    School, University of Pennsylvania. Director of the
                                                      Boettner Center on Pensions and Retirement Research.
                                                      Research Associate and Board Member, Penn Aging
                                                      Research Center. Research Associate, National Bureau of
                                                      Economic Research.
------------------------------------------------------------------------------------------------------------------------------------
Timothy J. Penny          Trustee, since 1996         Senior Counselor to the public relations firm of          None
55                                                    Himle-Horner and Senior Fellow at the Humphrey
                                                      Institute, Minneapolis, Minnesota (a public policy
                                                      organization).
------------------------------------------------------------------------------------------------------------------------------------
Donald C. Willeke         Trustee, since 1996         Principal of the law firm of Willeke & Daniels.           None
67
------------------------------------------------------------------------------------------------------------------------------------

INTERESTED TRUSTEE 3

------------------------------------------------------------------------------------------------------------------------------------
                          Position Held and
Name and Age              Length of Service 2         Principal Occupations During Past Five Years              Other Directorships
------------------------------------------------------------------------------------------------------------------------------------
J. Tucker Morse           Trustee, since 1987         Private Investor/Real Estate Developer. Prior thereto,    None
63                                                    Chairman of Whitepoint Capital, LLC until 2004.
------------------------------------------------------------------------------------------------------------------------------------

Other Information            Wells Fargo Advantage International Stock Funds  61


OFFICERS

------------------------------------------------------------------------------------------------------------------------------------
                          Position Held and
Name and Age              Length of Service 2         Principal Occupations During Past Five Years              Other Directorships
------------------------------------------------------------------------------------------------------------------------------------
Karla M. Rabusch          President, since 2003       Executive Vice President of Wells Fargo Bank, N.A. and    None
48                                                    President of Wells Fargo Funds Management, LLC since
                                                      2003. Senior Vice President and Chief Administrative
                                                      Officer of Wells Fargo Funds Management, LLC from 2001
                                                      to 2003.
------------------------------------------------------------------------------------------------------------------------------------
C. David Messman          Secretary, since 2000;      Senior Vice President and Secretary of Wells Fargo        None
47                        Chief Legal Counsel         Funds Management, LLC since 2001. Vice President and
                          since 2003                  Managing Senior Counsel of Wells Fargo Bank, N.A. since
                                                      1996.
------------------------------------------------------------------------------------------------------------------------------------
Stephen W. Leonhardt      Treasurer, since 2007       Vice President and Manager of Fund Accounting,            None
48                                                    Reporting and Tax for Wells Fargo Funds Management, LLC
                                                      since 2007. From 2002 to 2004, Controller for Sungard
                                                      Transaction Networks. Chief Operating Officer for UMB
                                                      Fund Services, Inc. from 2004 to 2005. Director of Fund
                                                      Administration and SEC Reporting for TIAA-CREF from
                                                      2005 to 2007.
------------------------------------------------------------------------------------------------------------------------------------
Dorothy A. Peters         Chief Compliance Officer,   Head of Mutual Fund Compliance for Wells Fargo Bank and   None
45                        since 2004                  Wells Fargo Funds Management, LLC from 1995 to 2002;
                                                      Chief Compliance Officer of Wells Fargo Funds
                                                      Management, LLC since 2004.
------------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1 The Statement of Additional Information includes additional information about the Funds' Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the Funds' Web site at WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

2 Length of service dates reflects a Trustee's commencement of service with the Trust's predecessor entities.

3 As of September 30, 2007, one of the seven Trustees is considered an "interested person" of the Trusts as defined in the Investment Company Act of 1940. The interested Trustee, J. Tucker Morse, is affiliated with a government securities dealer that is registered under the Securities Exchange Act of 1934, which is not itself affiliated with Wells Fargo Funds Management, LLC.

62  Wells Fargo Advantage International Stock Funds        List of Abbreviations


The following is a list of common abbreviations for terms and entities which may have appeared in this report.

ABAG    --   Association of Bay Area Governments
ADR     --   American Depositary Receipt
AMBAC   --   American Municipal Bond Assurance Corporation
AMT     --   Alternative Minimum Tax
ARM     --   Adjustable Rate Mortgages
BART    --   Bay Area Rapid Transit
CDA     --   Community Development Authority
CDO     --   Collateralized Debt Obligation
CDSC    --   Contingent Deferred Sales Charge
CGIC    --   Capital Guaranty Insurance Company
CGY     --   Capital Guaranty Corporation
COP     --   Certificate of Participation
CP      --   Commercial Paper
CTF     --   Common Trust Fund
DW&P    --   Department of Water & Power
DWR     --   Department of Water Resources
ECFA    --   Educational & Cultural Facilities Authority
EDFA    --   Economic Development Finance Authority
ETET    --   Eagle Tax-Exempt Trust
FFCB    --   Federal Farm Credit Bank
FGIC    --   Financial Guaranty Insurance Corporation
FHA     --   Federal Housing Authority
FHAG    --   Federal Housing Agency
FHLB    --   Federal Home Loan Bank
FHLMC   --   Federal Home Loan Mortgage Corporation
FNMA    --   Federal National Mortgage Association
GDR     --   Global Depositary Receipt
GNMA    --   Government National Mortgage Association
GO      --   General Obligation
HCFR    --   Healthcare Facilities Revenue
HEFA    --   Health & Educational Facilities Authority
HEFAR   --   Higher Education Facilities Authority Revenue
HFA     --   Housing Finance Authority
HFFA    --   Health Facilities Financing Authority
IDA     --   Industrial Development Authority
IDAG    --   Industrial Development Agency
IDR     --   Industrial Development Revenue
LIBOR   --   London Interbank Offered Rate
LLC     --   Limited Liability Corporation
LOC     --   Letter of Credit
LP      --   Limited Partnership
MBIA    --   Municipal Bond Insurance Association
MFHR    --   Multi-Family Housing Revenue
MTN     --   Medium Term Note
MUD     --   Municipal Utility District
PCFA    --   Pollution Control Finance Authority
PCR     --   Pollution Control Revenue
PFA     --   Public Finance Authority
PFFA    --   Public Facilities Financing Authority
plc     --   Public Limited Company
PSFG    --   Public School Fund Guaranty
R&D     --   Research & Development
RDA     --   Redevelopment Authority
RDFA    --   Redevelopment Finance Authority
REITS   --   Real Estate Investment Trusts
SFHR    --   Single Family Housing Revenue
SFMR    --   Single Family Mortgage Revenue
SLMA    --   Student Loan Marketing Association
TBA     --   To Be Announced
TRAN    --   Tax Revenue Anticipation Notes
USD     --   Unified School District
XLCA    --   XL Capital Assurance

        ----------------
[LOGO]  WELLS  ADVANTAGE
        FARGO  FUNDS
        ----------------

More information about WELLS FARGO ADVANTAGE FUNDS is available free upon request. To obtain literature, please write, e-mail, visit the Funds' Web site, or call:

WELLS FARGO ADVANTAGE FUNDS
P.O. Box 8266
Boston, MA 02266-8266
E-mail: wfaf@wellsfargo.com

Web site: www.wellsfargo.com/advantagefunds
Individual Investors: 1-800-222-8222
Retail Investment Professionals: 1-888-877-9275
Institutional Investment Professionals: 1-866-765-0778

THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL INFORMATION OF THE SHAREHOLDERS OF WELLS FARGO ADVANTAGE FUNDS. IF THIS REPORT IS USED FOR PROMOTIONAL PURPOSES, DISTRIBUTION OF THE REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENT PROSPECTUS. FOR A PROSPECTUS CONTAINING MORE COMPLETE INFORMATION, INCLUDING CHARGES AND EXPENSES, CALL 1-800-222-8222 OR VISIT THE FUNDS' WEB SITE AT WWW.WELLSFARGO.COM/ADVANTAGEFUNDS. PLEASE CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES, AND EXPENSES OF THE INVESTMENT CAREFULLY BEFORE INVESTING. THIS AND OTHER INFORMATION ABOUT WELLS FARGO ADVANTAGE FUNDS CAN BE FOUND IN THE CURRENT PROSPECTUS. READ THE PROSPECTUS CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

"Dow Jones" and "Dow Jones Target Date Indexes" are service marks of Dow Jones & Company, Inc. and have been licensed for use for certain purposes by Global Index Advisors, Inc. and Wells Fargo Funds Management, LLC. The Dow Jones Target Date Indexes are based in part on the Lehman Brothers Bond Indexes, which are published by Lehman Brothers Inc. The WELLS FARGO ADVANTAGE DOW JONES TARGET DATE FUNDS, based on the Dow Jones Target Date Indexes, are not sponsored, endorsed, sold or promoted by Dow Jones or Lehman Brothers, and neither Dow Jones nor Lehman Brothers makes any representation regarding the advisability of investing in such product(s) and/or about the quality, accuracy and/or completeness of the Dow Jones Target Date Indexes or the Lehman Brothers Bond Indexes. IN NO EVENT SHALL DOW JONES, LEHMAN BROTHERS OR ANY OF THEIR LICENSORS HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for WELLS FARGO ADVANTAGE FUNDS. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by WELLS FARGO FUNDS DISTRIBUTOR, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

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                NOT FDIC INSURED o NO BANK GUARANTEE o MAY LOSE VALUE
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(c) 2007 Wells Fargo     www.wellsfargo.com/advantagefunds          107230 11-07
Funds Management, LLC.                                         AISLD/AR108 10-07
All rights reserved.

                                                               -----------------
                                                        [LOGO] WELLS  ADVANTAGE
                                                               FARGO  FUNDS
                                                               -----------------

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[GRAPHIC OMITTED]           Annual Report
                            September 30, 2007

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                            WELLS FARGO ADVANTAGE INTERNATIONAL STOCK FUNDS

                            o    WELLS FARGO ADVANTAGE ASIA PACIFIC FUND

                            o    WELLS FARGO ADVANTAGE OVERSEAS FUND

WANT TO RECEIVE YOUR ANNUAL AND SEMI-ANNUAL REPORTS FASTER?

Sign up for e-delivery at www.wellsfargo.com/advantagefunds, Keyword: eDocs.

Contents
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LETTER TO SHAREHOLDERS ....................................................    2

PERFORMANCE HIGHLIGHTS
Asia Pacific Fund .........................................................    4
Overseas Fund .............................................................    8

FUND EXPENSES .............................................................   12

PORTFOLIO OF INVESTMENTS
Asia Pacific Fund .........................................................   13
Overseas Fund .............................................................   17

FINANCIAL STATEMENTS
Statements of Assets and Liabilities ......................................   21
Statements of Operations ..................................................   22
Statements of Changes in Net Assets .......................................   24
Financial Highlights ......................................................   26

NOTES TO FINANCIAL STATEMENTS .............................................   28

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM ...................   35

OTHER INFORMATION .........................................................   37

LIST OF ABBREVIATIONS .....................................................   39

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The views expressed are as of September 30, 2007, and are those of the Fund managers. The views are subject to change at any time in response to changing circumstances in the market and are not intended to predict or guarantee the future performance of any individual security, market sector or the markets generally, or the WELLS FARGO ADVANTAGE INTERNATIONAL STOCK FUNDS.

              -----------------------------------------------------
              NOT FDIC INSURED o NO BANK GUARANTEE o MAY LOSE VALUE
              -----------------------------------------------------

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[GRAPHIC OMITTED]

WELLS FARGO INVESTMENT HISTORY

1971  INTRODUCED ONE OF THE FIRST INSTITUTIONAL INDEX FUNDS.

1978 ONE OF THE FIRST FIRMS TO APPLY ASSET ALLOCATION THEORY TO INVESTMENT PORTFOLIO MANAGEMENT.

1985 ONE OF THE FIRST FIRMS TO CREATE A THREE-WAY ASSET ALLOCATION FUND THAT "TILTS" INVESTMENTS TOWARD PORTIONS OF THE MARKET THAT OUR PROPRIETARY MODELS INDICATE WILL PERFORM BETTER.

1994 INTRODUCED TARGET DATE FUNDS THAT AUTOMATICALLY REALLOCATE THE ASSET MIX OVER SPECIFIC TIME HORIZONS.

1997 WELLS FARGO LAUNCHED THE WEALTHBUILDER PORTFOLIOS, A UNIQUE "FUND OF FUNDS" THAT USES FLEXIBLE ASSET ALLOCATION STRATEGIES TO SHIFT ASSETS.

1999 REORGANIZED THE NORWEST ADVANTAGE FUNDS(R) AND STAGECOACH FUNDS(R) INTO THE WELLS FARGO FUNDS(R).

2003 EXPANDED FIXED-INCOME, SMALL CAP, AND EMERGING MARKETS LINEUP FROM MONTGOMERY ASSET MANAGEMENT, LLC.

2004 ADDED ADDITIONAL LARGE CAP AND MID CAP FUNDS TO THE LINEUP BY ADOPTING THE COOKE & BIELER VALUE FUNDS.

2005 WELLS FARGO FUNDS MERGED WITH STRONG FUNDS TO BECOME WELLS FARGO ADVANTAGE FUNDS, FORMING A FUND FAMILY OF OVER 120 FUNDS AND PLACING IT AMONG THE TOP 20 MUTUAL FUND FAMILIES IN THE UNITED STATES.

2006 ENHANCED AND RENAMED THE WELLS FARGO ADVANTAGE OUTLOOK FUNDS(SM) TO THE WELLS FARGO ADVANTAGE DOW JONES TARGET DATE FUNDS(SM), WHICH SEEK TO REPLICATE RETURNS OF THE APPROPRIATE DOW JONES TARGET DATE INDEXES, THE FIRST LIFE CYCLE INDEXES IN THE INVESTMENT INDUSTRY.

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WELLS FARGO ADVANTAGE FUNDS(R)

Integrity. Expertise. Solutions.

GUIDED BY A DISTINGUISHED HERITAGE. Since 1852 Wells Fargo has distinguished itself by safely delivering people and their valuables to distant destinations. To meet the needs of a vibrant, expanding nation, the company successfully forged partnerships with local specialists who knew the terrain.

Although much has changed since then, WELLS FARGO ADVANTAGE FUNDS continues to put the same time and effort into selecting independent portfolio management teams who oversee our Funds. It's our way of maintaining this early commitment to integrity and expertise and to providing solutions that help you reach your destination.

INDEPENDENT THINKING. With a primary focus on delivering long-term performance and risk management, our approach offers investors access to the strategic thinking of independent investment teams from 15 different management firms. While each of our teams concentrates on a specific strategy, collectively they provide in-depth knowledge and insight across distinct investment styles.

TIME-TESTED APPROACH. Our teams are chosen for their expertise in particular investment styles and for their consistent, repeatable processes. All remain independent and free to concentrate solely on managing money and producing results. Our strict adherence to this approach provides a consistent focus on long-term results and allows investors to tap into the expertise of leading institutional investment managers to create fully diversified portfolios.

SOLUTIONS FOR EVERY STAGE. WELLS FARGO ADVANTAGE FUNDS provides investors with strategic investment solutions that help navigate the complex and ever-changing investment landscape. Our diverse family of mutual funds includes more than 120 Funds that cover a broad spectrum of investment styles and asset classes, and each Fund has its own disciplined approach to investing.

NOT PART OF THE ANNUAL REPORT.

WELLS FARGO ADVANTAGE FUNDS OFFERS MORE THAN 120 MUTUAL FUNDS ACROSS A WIDE RANGE OF ASSET CLASSES, REPRESENTING OVER $143 BILLION IN ASSETS UNDER MANAGEMENT, AS OF SEPTEMBER 30, 2007.

EQUITY FUNDS
--------------------------------------------------------------------------------
Asia Pacific Fund
C&B Large Cap Value Fund
C&B Mid Cap Value Fund
Capital Growth Fund
Common Stock Fund
Discovery Fund
Diversified Equity Fund
Diversified Small Cap Fund
Dividend Income Fund
Emerging Growth Fund
Emerging Markets Focus Fund
Endeavor Large Cap Fund
Endeavor Select Fund
Enterprise Fund
Equity Income Fund
Equity Index Fund
Equity Value Fund
Growth and Income Fund
Growth Fund
Growth Equity Fund
Index Fund
International Core Fund
International Equity Fund
International Value Fund
Large Cap Appreciation Fund
Large Cap Growth Fund
Large Company Core Fund
Large Company Growth Fund
Mid Cap Disciplined Fund
Mid Cap Growth Fund
Opportunity Fund
Overseas Fund
Small Cap Disciplined Fund
Small Cap Growth Fund
Small Cap Opportunities Fund
Small Cap Value Fund
Small Company Growth Fund
Small Company Value Fund
Small/Mid Cap Value Fund
Specialized Financial Services Fund
Specialized Health Sciences Fund
Specialized Technology Fund
Strategic Small Cap Value Fund
U.S. Value Fund
Value Fund

BOND FUNDS
--------------------------------------------------------------------------------
California Limited-Term Tax-Free Fund
California Tax-Free Fund
Colorado Tax-Free Fund
Corporate Bond Fund
Diversified Bond Fund
Government Securities Fund 1
High Income Fund
High Yield Bond Fund
Income Plus Fund
Inflation-Protected Bond Fund
Intermediate Government Income Fund 1
Intermediate Tax-Free Fund
Minnesota Tax-Free Fund
Municipal Bond Fund
National Limited-Term Tax-Free Fund
National Tax-Free Fund
Nebraska Tax-Free Fund
Short Duration Government Bond Fund 1
Short-Term Bond Fund
Short-Term High Yield Bond Fund
Short-Term Municipal Bond Fund
Stable Income Fund
Strategic Income Fund
Total Return Bond Fund
Ultra Short-Term Income Fund
Ultra Short-Term Municipal Income Fund
Ultra-Short Duration Bond Fund
Wisconsin Tax-Free Fund

ASSET ALLOCATION FUNDS
--------------------------------------------------------------------------------
Aggressive Allocation Fund
Asset Allocation Fund
Balanced Fund
Conservative Allocation Fund
Growth Balanced Fund
Moderate Balanced Fund
Life Stage-Aggressive Portfolio
Life Stage-Conservative Portfolio
Life Stage-Moderate Portfolio
WealthBuilder Conservative Allocation Portfolio
WealthBuilder Equity Portfolio
WealthBuilder Growth Allocation Portfolio
WealthBuilder Growth Balanced Portfolio
WealthBuilder Moderate Balanced Portfolio
WealthBuilder Tactical Equity Portfolio
Target Today Fund 2
Target 2010 Fund 2
Target 2015 Fund 2
Target 2020 Fund 2
Target 2025 Fund 2
Target 2030 Fund 2
Target 2035 Fund 2
Target 2040 Fund 2
Target 2045 Fund 2
Target 2050 Fund 2

MONEY MARKET FUNDS
--------------------------------------------------------------------------------
100% Treasury Money Market Fund 1
California Tax-Free Money Market Fund
California Tax-Free Money Market Trust
Cash Investment Money Market Fund
Government Money Market Fund 1
Heritage Money Market Fund
Liquidity Reserve Money Market Fund
Minnesota Money Market Fund
Money Market Fund
Money Market Trust
Municipal Money Market Fund
National Tax-Free Money Market Fund
National Tax-Free Money Market Trust
Overland Express Sweep Fund
Prime Investment Money Market Fund
Treasury Plus Money Market Fund 1

VARIABLE TRUST FUNDS 3
--------------------------------------------------------------------------------
VT Asset Allocation Fund
VT C&B Large Cap Value Fund
VT Discovery Fund
VT Equity Income Fund
VT International Core Fund
VT Large Company Core Fund
VT Large Company Growth Fund
VT Money Market Fund
VT Opportunity Fund
VT Small Cap Growth Fund
VT Small/Mid Cap Value Fund
VT Total Return Bond Fund

AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE WELLS FARGO ADVANTAGE MONEY MARKET FUNDS SEEK TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN A MONEY MARKET FUND.

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1     The U.S. Government guarantee applies to certain of the underlying securities and NOT to shares of the Fund.

2 The full name of this Fund series is the WELLS FARGO ADVANTAGE DOW JONES TARGET DATE FUNDS(SM).

3 The Variable Trust Funds are generally available only through insurance company variable contracts.

 NOT PART OF THE ANNUAL REPORT.

2  Wells Fargo Advantage International Stock Funds        Letter to Shareholders


[PHOTO OMITTED]

KARLA M. RABUSCH,
President
WELLS FARGO ADVANTAGE FUNDS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

IN THE CREDIT MARKETS, EUROPE AND BRITAIN EXPERIENCED SOME OF THE SAME CONCERNS OVER LIQUIDITY AS THE U.S. CREDIT MARKETS, WHICH RESULTED IN TIGHTER LENDING PRACTICES OVERSEAS. NEVERTHELESS, THERE HAS BEEN LITTLE EVIDENCE OF SLOWING IN THE EUROPEAN OR ASIAN ECONOMIES.

--------------------------------------------------------------------------------

Dear Valued Shareholder:

You may have noticed that your annual report for the 12-month period that ended September 30, 2007, has a new look. We would like to call your attention to a few enhancements. First, we have redesigned your annual shareholder report so that Fund performance is at the beginning of the section for each Fund. Second, we have allocated more space for our letter to you and for the portfolio manager discussions of the Funds in each report. Third, you may want to look for "Fund Highlights" at the beginning of each commentary on the page following the Fund's performance. Our goal is to offer you a high-level overview of how the Fund performed followed by a discussion of the details that affected Fund performance, changes made to the Fund, and the portfolio manager's outlook for the Fund. We will continue to provide you with a general overview of the economy and the asset classes that are represented in each report. We hope that you find these improvements helpful and informative.

IN GLOBAL MARKETS, EQUITY GROWTH WAS BRISK IN SPITE OF OCCASIONAL MARKET CORRECTIONS.

Overall, international stocks outperformed domestic U.S. stocks during the entire reporting period. In fact, the benchmark Morgan Stanley Capital International Europe, Australasia, and Far East Stock Index (MSCI EAFE 1) outperformed the S&P 500 Index in each of the four financial quarters that made up the 12-month reporting period. The MSCI EAFE outperformed the S&P 500 Index by more than 8% for the entire 12 months. In addition to benefiting from a weaker U.S. dollar, international stocks were lifted by solid economic conditions abroad and a high level of corporate merger and acquisition activity. By the summer of 2007, emerging market stocks specifically benefited from a perceived distance from the credit crunch in the Western markets.

The currency strength of the euro and the British pound against the U.S. dollar contributed to the United States having a surge in exports. In the credit markets, Europe and Britain experienced some of the same concerns over liquidity as the U.S. credit markets, which resulted in tighter lending practices overseas. Nevertheless, there has been little evidence of slowing in the European or Asian economies.

The Asian economies were especially strong during the 12-month period and, looking ahead, could potentially benefit from any U.S. interest rate cuts and the continued growth of China's economy. In addition, liquidity conditions in the region were supportive of the equity markets during the period. Japan, in particular, experienced some slowing of its economy, but its policy makers seemed intent on providing support for its financial markets.

While the currency strength of the euro and British pound contributed to a surge in exports for the United States, the imbalance became somewhat of a concern for exporters in Europe and Britain. Furthermore, inflation continues to put pressure on the housing market in Britain along with the expectation that interest rates will rise.

Letter to Shareholders        Wells Fargo Advantage International Stock Funds  3


THE UNCERTAINTY OF GLOBAL AND DOMESTIC MARKET FORCES SUPPORTS OUR BELIEF THAT SUCCESSFUL INVESTING INCLUDES A BALANCED APPROACH OF OWNING A DIVERSIFIED PORTFOLIO WHILE KEEPING A LONG-TERM PERSPECTIVE.

While diversification may not prevent losses in a downturn, it may help to reduce them and provide you with one way of managing risk. Our diverse family of mutual funds may also help. We offer more than 120 Funds that cover a broad spectrum of investment styles and asset classes. Each Fund is managed according to a disciplined approach to investing that features the strategic thinking of portfolio managers chosen for their in-depth knowledge and methodology. We believe that our insistence on seeking investment teams who share our dedication to pursuing consistent long-term results offers you a way to navigate changing market conditions and move forward with your financial planning.

Thank you for choosing WELLS FARGO ADVANTAGE FUNDS. We appreciate your confidence in us. Through each market cycle, we are committed to helping you meet your financial needs. If you have any questions about your investment, please contact your investment professional or call us at 1-800-222-8222. You may also want to visit our Web site at WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

Sincerely,

/s/ Karla M. Rabusch

Karla M. Rabusch
President
WELLS FARGO ADVANTAGE FUNDS

--------------------------------------------------------------------------------
1 The Morgan Stanley Capital International Europe, Australasia, and Far East ("MSCI EAFE") Stock Index is an unmanaged group of securities widely regarded by investors to be representations of the stock markets of Europe, Australasia, and the Far East. You cannot invest directly in an index.

4  Wells Fargo Advantage International Stock Funds        Performance Highlights


WELLS FARGO ADVANTAGE ASIA PACIFIC FUND
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INVESTMENT OBJECTIVE

The WELLS FARGO ADVANTAGE ASIA PACIFIC FUND (the Fund) seeks long-term capital appreciation.

INVESTMENT ADVISER

Wells Fargo Funds Management, LLC

SUBADVISER

Wells Capital Management Incorporated

PORTFOLIO MANAGER

Anthony L. T. Cragg

FUND INCEPTION

December 31, 1993

PERFORMANCE SUMMARY

12-MONTH TOTAL RETURN AS OF SEPTEMBER 30, 2007

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ASIA PACIFIC FUND                                                        1 YEAR
--------------------------------------------------------------------------------
Investor Class                                                            44.31%
--------------------------------------------------------------------------------
BENCHMARK
   MSCI AC Asia Pacific Index(SM) 1                                       29.72%
--------------------------------------------------------------------------------

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE ON THE FUNDS' WEB SITE - WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

INVESTOR CLASS SHARES ARE SOLD WITHOUT A FRONT-END SALES CHARGE OR CONTINGENT DEFERRED SALES CHARGE. NET AND GROSS EXPENSE RATIOS FOR INVESTOR CLASS SHARES ARE 1.65% AND 1.97%, RESPECTIVELY. THE INVESTMENT ADVISER HAS CONTRACTUALLY COMMITTED THROUGH JANUARY 31, 2009, TO WAIVE FEES AND/OR REIMBURSE EXPENSES TO THE EXTENT NECESSARY TO MAINTAIN THE NET OPERATING EXPENSE RATIO SHOWN.

THE FUND HAS A REDEMPTION FEE OF 2.00% DEDUCTED FROM THE NET PROCEEDS OF SHARES REDEEMED OR EXCHANGED WITHIN 30 DAYS AFTER PURCHASE. PERFORMANCE DATA DOES NOT REFLECT THE DEDUCTION OF THIS FEE, WHICH, IF REFLECTED, WOULD REDUCE THE PERFORMANCE.

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GROWTH OF $10,000 INVESTMENT 2
(AS OF SEPTEMBER 30, 2007)
--------------------------------------------------------------------------------

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                WELLS FARGO ADVANTAGE     WELLS FARGO ADVANTAGE
                 ASIA PACIFIC FUND -       ASIA PACIFIC FUND -      MSCI AC Asia Pacific
 Date                 Class A                Investor Class                 Index
  9/30/1997            $  9,421                  $ 10,000                 $ 10,000
 10/31/1997            $  8,185                  $  8,688                 $  8,729
 11/30/1997            $  7,628                  $  8,097                 $  8,206
 12/31/1997            $  7,306                  $  7,755                 $  7,823
  1/31/1998            $  7,205                  $  7,648                 $  8,205
  2/28/1998            $  7,653                  $  8,123                 $  8,578
  3/31/1998            $  7,528                  $  7,991                 $  8,144
  4/30/1998            $  7,291                  $  7,739                 $  7,951
  5/31/1998            $  6,591                  $  6,996                 $  7,347
  6/30/1998            $  5,970                  $  6,337                 $  7,254
  7/31/1998            $  5,937                  $  6,302                 $  7,153
  8/31/1998            $  5,113                  $  5,427                 $  6,284
  9/30/1998            $  5,316                  $  5,643                 $  6,307
 10/31/1998            $  6,128                  $  6,505                 $  7,380
 11/30/1998            $  6,851                  $  7,272                 $  7,783
 12/31/1998            $  7,077                  $  7,511                 $  8,024
  1/31/1999            $  7,122                  $  7,559                 $  8,088
  2/28/1999            $  6,873                  $  7,296                 $  7,914
  3/31/1999            $  7,607                  $  8,075                 $  8,904
  4/30/1999            $  8,837                  $  9,380                 $  9,572
  5/31/1999            $  8,973                  $  9,524                 $  9,076
  6/30/1999            $ 10,451                  $ 11,094                 $ 10,027
  7/31/1999            $ 10,688                  $ 11,345                 $ 10,651
  8/31/1999            $ 10,587                  $ 11,237                 $ 10,611
  9/30/1999            $ 10,485                  $ 11,129                 $ 10,913
 10/31/1999            $ 10,857                  $ 11,525                 $ 11,311
 11/30/1999            $ 12,426                  $ 13,190                 $ 11,917
 12/31/1999            $ 13,872                  $ 14,725                 $ 12,701
  1/31/2000            $ 13,358                  $ 14,179                 $ 12,254
  2/29/2000            $ 14,269                  $ 15,146                 $ 11,952
  3/31/2000            $ 13,965                  $ 14,824                 $ 12,717
  4/30/2000            $ 11,665                  $ 12,382                 $ 11,759
  5/31/2000            $ 10,205                  $ 10,833                 $ 11,086
  6/30/2000            $ 11,058                  $ 11,738                 $ 11,861
  7/31/2000            $ 10,381                  $ 11,019                 $ 10,755
  8/31/2000            $ 11,081                  $ 11,762                 $ 11,206
  9/30/2000            $  9,902                  $ 10,511                 $ 10,477
 10/31/2000            $  9,096                  $  9,655                 $  9,816
 11/30/2000            $  9,003                  $  9,556                 $  9,462
 12/31/2000            $  8,747                  $  9,285                 $  9,089
  1/31/2001            $  9,078                  $  9,636                 $  9,333
  2/28/2001            $  8,771                  $  9,311                 $  8,908
  3/31/2001            $  7,851                  $  8,334                 $  8,397
  4/30/2001            $  8,207                  $  8,712                 $  8,860
  5/31/2001            $  8,158                  $  8,660                 $  8,844
  6/30/2001            $  8,048                  $  8,542                 $  8,462
  7/31/2001            $  7,569                  $  8,034                 $  7,927
  8/31/2001            $  7,827                  $  8,308                 $  7,771
  9/30/2001            $  6,686                  $  7,097                 $  6,901
 10/31/2001            $  6,809                  $  7,227                 $  7,036
 11/30/2001            $  7,508                  $  7,969                 $  7,371
 12/31/2001            $  7,654                  $  8,124                 $  7,205
  1/31/2002            $  8,062                  $  8,558                 $  6,937
  2/28/2002            $  8,186                  $  8,689                 $  7,127
  3/31/2002            $  8,469                  $  8,992                 $  7,541
  4/30/2002            $  8,703                  $  9,241                 $  7,816
  5/31/2002            $  9,023                  $  9,583                 $  8,122
  6/30/2002            $  8,613                  $  9,149                 $  7,709
  7/31/2002            $  8,056                  $  8,558                 $  7,223
  8/31/2002            $  7,846                  $  8,334                 $  7,168
  9/30/2002            $  7,079                  $  7,519                 $  6,735
 10/31/2002            $  6,856                  $  7,283                 $  6,556
 11/30/2002            $  7,153                  $  7,598                 $  6,828
 12/31/2002            $  7,053                  $  7,492                 $  6,604
  1/31/2003            $  6,916                  $  7,347                 $  6,468
  2/28/2003            $  6,841                  $  7,267                 $  6,416
  3/31/2003            $  6,679                  $  7,095                 $  6,206
  4/30/2003            $  6,804                  $  7,227                 $  6,298
  5/31/2003            $  7,502                  $  7,969                 $  6,646
  6/30/2003            $  8,112                  $  8,617                 $  7,085
  7/31/2003            $  8,586                  $  9,120                 $  7,395
  8/31/2003            $  9,483                  $ 10,073                 $  8,032
  9/30/2003            $ 10,094                  $ 10,722                 $  8,389
 10/31/2003            $ 10,841                  $ 11,516                 $  8,895
 11/30/2003            $ 10,605                  $ 11,265                 $  8,702
 12/31/2003            $ 11,303                  $ 12,007                 $  9,305
  1/31/2004            $ 11,655                  $ 12,381                 $  9,545
  2/29/2004            $ 11,945                  $ 12,689                 $  9,673
  3/31/2004            $ 12,565                  $ 13,347                 $ 10,428
  4/30/2004            $ 11,972                  $ 12,717                 $  9,854
  5/31/2004            $ 11,492                  $ 12,207                 $  9,569
  6/30/2004            $ 11,732                  $ 12,462                 $  9,876
  7/31/2004            $ 11,328                  $ 12,033                 $  9,463
  8/31/2004            $ 11,479                  $ 12,194                 $  9,638
  9/30/2004            $ 11,909                  $ 12,650                 $  9,676
 10/31/2004            $ 12,111                  $ 12,864                 $  9,928
 11/30/2004            $ 13,159                  $ 13,978                 $ 10,562
 12/31/2004            $ 13,614                  $ 14,462                 $ 11,034
  1/31/2005            $ 14,067                  $ 14,943                 $ 10,910
  2/28/2005            $ 14,440                  $ 15,339                 $ 11,296
  3/31/2005            $ 13,828                  $ 14,688                 $ 10,956
  4/30/2005            $ 13,664                  $ 14,515                 $ 10,728
  5/31/2005            $ 13,678                  $ 14,529                 $ 10,746
  6/30/2005            $ 14,005                  $ 14,876                 $ 10,915
  7/31/2005            $ 14,591                  $ 15,499                 $ 11,215
  8/31/2005            $ 14,781                  $ 15,701                 $ 11,576
  9/30/2005            $ 15,708                  $ 16,685                 $ 12,567
 31/10/2005            $ 15,244                  $ 16,193                 $ 12,149
 30/11/2005            $ 15,871                  $ 16,859                 $ 12,754
 31/12/2005            $ 17,379                  $ 18,461                 $ 13,657
 31/01/2006            $ 18,469                  $ 19,619                 $ 14,458
 28/02/2006            $ 18,140                  $ 19,270                 $ 14,362
 31/03/2006            $ 19,484                  $ 20,697                 $ 14,665
 30/04/2006            $ 20,977                  $ 22,283                 $ 15,356
 31/05/2006            $ 19,230                  $ 20,427                 $ 14,362
 30/06/2006            $ 18,842                  $ 20,015                 $ 14,265
 31/07/2006            $ 18,529                  $ 19,682                 $ 14,248
 31/08/2006            $ 18,902                  $ 20,078                 $ 14,573
 30/09/2006            $ 18,768                  $ 19,936                 $ 14,554
 31/10/2006            $ 19,589                  $ 20,808                 $ 14,986
 30/11/2006            $ 20,440                  $ 21,712                 $ 15,466
 31/12/2006            $ 21,366                  $ 22,696                 $ 15,956
 31/01/2007            $ 22,016                  $ 23,386                 $ 15,982
 28/02/2007            $ 22,289                  $ 23,677                 $ 16,408
 31/03/2007            $ 22,803                  $ 24,222                 $ 16,529
 30/04/2007            $ 23,247                  $ 24,694                 $ 16,723
 31/05/2007            $ 24,188                  $ 25,694                 $ 17,212
 30/06/2007            $ 24,992                  $ 26,548                 $ 17,543
 31/07/2007            $ 25,095                  $ 26,657                 $ 17,924
 31/08/2007            $ 24,137                  $ 25,621                 $ 17,527
 30/09/2007            $ 27,079                  $ 28,728                 $ 18,879

--------------------------------------------------------------------------------
1 The Morgan Stanley Capital International All Country Asia Pacific ("MSCI AC Asia Pacific") Index is a total return, capitalization-weighted index that measures the performance of stock markets in 15 Pacific region countries, including Australia, China, Hong Kong, India, Indonesia, Japan, Korea, Malaysia, New Zealand, Pakistan, the Philippines, Singapore, Sri Lanka, Taiwan and Thailand. You cannot invest directly in an Index.

2 The chart compares the performance of the Wells Fargo Advantage Asia Pacific Fund Class A and Investor Class shares for the most recent ten years with the MSCI AC Asia Pacific Index. The chart assumes a hypothetical investment of $10,000 in Class A and Investor Class shares, reflects all operating expenses and, for Class A shares, assumes the maximum initial sales charge of 5.75%.

Performance Highlights        Wells Fargo Advantage International Stock Funds  5

--------------------------------------------------------------------------------

MANAGER'S DISCUSSION

FUND HIGHLIGHTS

o The Fund significantly outpaced its benchmark, the MSCI AC Pacific Index, during the past year.

o We found investment potential in markets such as Australia, South Korea, Taiwan, Hong Kong, and Malaysia.

o We took advantage of opportunities to lock in gains in Singapore while reducing our exposure to Japan.

STOCK SELECTION IN AUSTRALIA, CHINA, AND HONG KONG--ALONG WITH AN UNDERWEIGHTING IN JAPAN AND AN OVERWEIGHTING IN SINGAPORE--HELPED BOOST THE FUND'S RESULTS.

The Fund's performance during the period was driven by strong stock selection and effective country allocation. At the stock-selection level, the Fund's biggest gains came from Australia, China, and Hong Kong, while stock selection in Japan was the least effective. From a country-allocation perspective, the Fund's underweighted position in Japan and its overweighted position in Singapore helped the most, while underweightings in Australia and China detracted from performance.

Our two best performers of the period were both Singapore-based stocks:
Sino-Environment Technology Group, an environmental-protection and waste-recovery company, and luxury resort operator Banyan Tree Holdings. Also performing well was Australia-based Mount Gibson Iron, the country's leading independent iron ore producer. The Fund's weakest performers were Japanese stocks, while the third was based in Singapore. These holdings included Japan's PARK24--which operates and manages car-park facilities--and golf course management company Pacific Golf Group International Holdings, as well as Singapore-based electronics contract manufacturer Jurong Technologies. PARK24 and Pacific Golf both suffered, somewhat paradoxically, from weak demand for Japanese equities--especially smaller cap stocks--as well as from rising land prices and the scarcity of land bargains. Investors in Jurong worried about the company's relatively small size and whether it could stay successful in an increasingly competitive market environment.

--------------------------------------------------------------------------------
TEN LARGEST EQUITY HOLDINGS 3,4
(AS OF SEPTEMBER 30, 2007)
--------------------------------------------------------------------------------
Straits Resources Limited                                              3.24%
--------------------------------------------------------------------------------
Jardine Strategic Holdings Limited                                     3.20%
--------------------------------------------------------------------------------
Lihir Gold Limited                                                     2.78%
--------------------------------------------------------------------------------
Rio Tinto Limited                                                      2.74%
--------------------------------------------------------------------------------
Fraser & Neave Limited                                                 2.49%
--------------------------------------------------------------------------------
Mount Gibson Iron Limited                                              2.43%
--------------------------------------------------------------------------------
Inpex Holdings Incorporated                                            2.19%

PetroChina Company Limited                                             2.13%
--------------------------------------------------------------------------------
Wharf Holdings Limited                                                 1.98%
--------------------------------------------------------------------------------
Mitsubishi Heavy Industries Limited                                    1.81%
--------------------------------------------------------------------------------

AUSTRALIAN PRECIOUS METALS, NATURAL RESOURCES, AND COMMODITY-ORIENTED STOCKS PROVIDED US WITH COMPELLING INVESTMENT OPPORTUNITIES.

During the past year, we increased the Fund's allocation to Australia, South Korea, Taiwan, Hong Kong, and Malaysia, while reducing positions in Japan, India, and Singapore.

--------------------------------------------------------------------------------
3 Ten largest equity holdings and portfolio composition are subject to change. Cash and cash equivalents are not reflected in the calculations of ten largest equity holdings and sector distribution.

4 The Ten Largest Equity Holdings are calculated based on the market value of the securities divided by total market value of the portfolio.

6  Wells Fargo Advantage International Stock Funds        Performance Highlights

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
PORTFOLIO COMPOSITION 3
(AS OF SEPTEMBER 30, 2007)
--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Australia                                     (21%)
China                                          (6%)
Hong Kong                                     (15%)
India                                          (3%)
Japan                                         (10%)
Malaysia                                       (7%)
New Zealand                                    (2%)
Philippines                                    (3%)
Singapore                                     (18%)
South Korea                                    (8%)
Taiwan                                         (3%)
Thailand                                       (1%)
United Kingdom                                 (2%)
Vietnam                                        (1%)

In Australia, we increased the Fund's exposure to precious metals, natural resources, and commodity-oriented investments. In Hong Kong, we boosted our exposure to Chinese economic and consumption stocks as well as to Hong Kong property companies and beneficiaries of anticipated QDII (Qualified Domestic Institutional Investors), the change of regulation that would allow domestic institutional investors authorized by the government to invest in the overseas capital markets under the foreign exchange control system in China.

We reduced our exposure to Singapore and Japan for very different reasons. In Singapore, we believed that our extreme confidence there had already been well-rewarded, so we started to take some profits. In Japan, we noted that the country's nascent recovery seemed to lose momentum and that its future prospects looked unexciting, especially when compared with the rest of Asia.

WE BELIEVE THAT THERE ARE A NUMBER OF REASONS TO BE OPTIMISTIC ABOUT ASIAN STOCK MARKET PERFORMANCE.

Since the sharp market correction in August--which we had at least partially anticipated--Asian markets have rebounded with more sustained force than we expected. Indeed, in the period's final months, Asian markets enjoyed one of their strongest performance periods ever. The strong results stemmed from the confluence of a number of new dynamics. First, a cut in interest rates from the Fed suggested a period of increased liquidity that would seem to further boost Asian economic growth. Second, liberalized rules governing investments by Chinese mainland residents could lead to an increase of investment activity in Hong Kong and, eventually, other Asian markets such as Singapore. Finally, the most significant new development is the degree of "decoupling" we have seen between Asia and the West, particularly with the United States.

After falling rapidly in August, Asian markets regained most, if not all, of their losses, as they shrugged off--and maybe even gained strength from--negative news reports about the credit crunch, subprime mortgage troubles, weakening property markets, and concerns about consumer spending in the West. As growth slows in the United States, the United Kingdom, and continental Europe, the Pacific region's growth characteristics are becoming increasingly attractive to investors. This is a development we had long expected but had not witnessed until now.

In the past, we believed that many analysts had wrongly argued that Asian investments should trade at a valuation discount to their developed-market peers. Now, worldwide investors who are hungry for returns seem quite happy to pay a premium for these stocks. The key question for us is "how much of a premium is justified?" Earnings growth is intact, but valuations can't continue to increase forever. Although we believe that Asian investments offer attractive potential, we would warn investors against blind enthusiasm.

Performance Highlights        Wells Fargo Advantage International Stock Funds  7

--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN 5 (%) (AS OF SEPTEMBER 30, 2007)

----------------------------------------------------------------------------------------------------------------------------------
                                           Including Sales Charge                 Excluding Sales Charge           Expense Ratio
                                    6-Month*   1-Year   5-Year   10-Year   6-Month*   1-Year   5-Year   10-Year   Gross 6   Net 7
----------------------------------------------------------------------------------------------------------------------------------
Class A (WFAAX)                        11.95    35.96    29.23     10.47      18.75    44.29    30.78     11.14      1.98%   1.60%
----------------------------------------------------------------------------------------------------------------------------------
Class C (WFCAX)                        17.33    42.28    29.97     10.57      18.33    43.28    29.97     10.57      2.73%   2.35%
----------------------------------------------------------------------------------------------------------------------------------
Investor Class (SASPX)                                                        18.68    44.31    30.76     11.14      1.97%   1.65%
----------------------------------------------------------------------------------------------------------------------------------
BENCHMARK
----------------------------------------------------------------------------------------------------------------------------------
   MSCI AC Asia Pacific
     Index(SM) 1                                                              14.22    29.72    22.89      6.56
----------------------------------------------------------------------------------------------------------------------------------

*     Returns for periods of less than one year are not annualized.

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE SHOWN WITHOUT SALES CHARGES WOULD BE LOWER IF SALES CHARGES WERE REFLECTED. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE ON THE FUNDS' WEB SITE - WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

FOR CLASS A SHARES, THE MAXIMUM FRONT-END SALES CHARGE IS 5.75%. FOR CLASS C SHARES, THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE IS 1.00%. PERFORMANCE INCLUDING SALES CHARGE ASSUMES THE SALES CHARGE FOR THE CORRESPONDING TIME PERIOD. INVESTOR CLASS SHARES ARE SOLD WITHOUT A FRONT-END SALES CHARGE OR CONTINGENT DEFERRED SALES CHARGE.

THE FUND HAS A REDEMPTION FEE OF 2.00% DEDUCTED FROM THE NET PROCEEDS OF SHARES REDEEMED OR EXCHANGED WITHIN 30 DAYS AFTER PURCHASE. PERFORMANCE DATA DOES NOT REFLECT THE DEDUCTION OF THIS FEE, WHICH, IF REFLECTED, WOULD REDUCE THE PERFORMANCE.

Please keep in mind that high double-digit returns were primarily achieved during favorable market conditions. You should not expect that such favorable returns can be consistently achieved. A Fund's performance, especially for very short time periods, should not be the sole factor in making your investment decision.

Stock fund values fluctuate in response to the activities of individual companies and general market and economic conditions. Foreign investments are especially volatile and can rise or fall dramatically due to differences in the political and economic conditions of the host country. These risks are generally intensified in emerging markets. The use of derivatives may reduce returns and/or increase volatility. Active trading results in increased turnover and trading expenses and may generate higher short-term capital gains. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). This Fund is exposed to regional risk and small company investment risk. Consult the Fund's prospectus for additional information on these and other risks.

--------------------------------------------------------------------------------
5 Class A and Class C shares incepted on July 31, 2007. Performance shown prior to the inception of Class A and Class C reflects the performance of the Investor Class shares, which incepted on December 31, 1993, and includes expenses that are not applicable to those of Class A and Class C shares. Investor Class annual returns are substantially similar to what the Class A and Class C annual returns would be because the shares are invested in the same portfolio of securities and differ only to the extent that the classes do not have the same expenses. Performance shown prior to April 11, 2005 for the Investor Class shares reflects the performance of the Investor Class shares of the predecessor fund.

6 For Class A and Class C shares, this is the first fiscal year for the Fund, and thus reflects the gross expense ratio as stated in the August 1, 2007, prospectus and is based on estimates for the current fiscal year. For Investor Class shares, the gross expense ratio shown is as stated in the February 1, 2007, prospectus. It is based on the Fund's previous fiscal year expenses, including acquired fund expenses which are excluded from the gross expenses reported in the Financial Highlights.

7 The investment adviser has committed through January 31, 2009, to waive fees and/or reimburse expenses to the extent necessary to maintain the net operating expense ratio shown. Without these reductions, the Fund's returns would have been lower.

8  Wells Fargo Advantage International Stock Funds        Performance Highlights


WELLS FARGO ADVANTAGE OVERSEAS FUND
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE

The WELLS FARGO ADVANTAGE OVERSEAS FUND (the Fund) seeks long-term capital appreciation.

INVESTMENT ADVISER

Wells Fargo Funds Management, LLC

SUBADVISER

New Star Institutional Managers Limited

PORTFOLIO MANAGERS

Mark Beale
Brian Coffey
Richard Lewis

FUND INCEPTION

June 30, 1998

PERFORMANCE SUMMARY

12-MONTH TOTAL RETURN AS OF SEPTEMBER 30, 2007

--------------------------------------------------------------------------------
OVERSEAS FUND                                                            1 YEAR
--------------------------------------------------------------------------------
Investor Class                                                            23.78%
--------------------------------------------------------------------------------
BENCHMARK
   MSCI EAFE(R) Index 1                                                   24.86%
--------------------------------------------------------------------------------

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE ON THE FUNDS' WEB SITE - WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

INVESTOR CLASS SHARES ARE SOLD WITHOUT A FRONT-END SALES CHARGE OR CONTINGENT DEFERRED SALES CHARGE. NET AND GROSS EXPENSE RATIOS FOR INVESTOR CLASS SHARES ARE 1.46% AND 1.91%. THE INVESTMENT ADVISER HAS CONTRACTUALLY COMMITTED THROUGH JANUARY 31, 2009, TO WAIVE FEES AND/OR REIMBURSE EXPENSES TO THE EXTENT NECESSARY TO MAINTAIN THE NET OPERATING EXPENSE RATIO SHOWN.

THE FUND HAS A REDEMPTION FEE OF 2.00% DEDUCTED FROM THE NET PROCEEDS OF SHARES REDEEMED OR EXCHANGED WITHIN 30 DAYS AFTER PURCHASE. PERFORMANCE DATA DOES NOT REFLECT THE DEDUCTION OF THIS FEE, WHICH, IF REFLECTED, WOULD REDUCE THE PERFORMANCE.

--------------------------------------------------------------------------------
GROWTH OF $10,000 INVESTMENT 2
(AS OF SEPTEMBER 30, 2007)
--------------------------------------------------------------------------------

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                            WELLS FARGO ADVANTAGE OVERSEAS
   Date                          FUND - Investor Class         MSCI/EAFE Index
 6/30/1998                              $10,000                    $10,000
 7/31/1998                              $10,570                    $10,101
 8/31/1998                              $ 9,290                    $ 8,850
 9/30/1998                              $ 8,370                    $ 8,579
10/31/1998                              $ 8,200                    $ 9,473
11/30/1998                              $ 8,950                    $ 9,958
12/31/1998                              $10,460                    $10,351
 1/31/1999                              $11,600                    $10,320
 2/28/1999                              $11,080                    $10,074
 3/31/1999                              $11,410                    $10,495
 4/30/1999                              $11,420                    $10,920
 5/31/1999                              $11,060                    $10,358
 6/30/1999                              $12,240                    $10,762
 7/31/1999                              $12,860                    $11,082
 8/31/1999                              $12,800                    $11,122
 9/30/1999                              $13,380                    $11,234
10/31/1999                              $14,370                    $11,655
11/30/1999                              $17,330                    $12,060
12/31/1999                              $20,530                    $13,142
 1/31/2000                              $19,880                    $12,307
 2/29/2000                              $23,430                    $12,638
 3/31/2000                              $21,610                    $13,128
 4/30/2000                              $19,310                    $12,437
 5/31/2000                              $18,080                    $12,134
 6/30/2000                              $19,040                    $12,608
 7/31/2000                              $18,020                    $12,080
 8/31/2000                              $18,520                    $12,184
 9/30/2000                              $16,280                    $11,591
10/31/2000                              $15,170                    $11,317
11/30/2000                              $13,850                    $10,893
12/31/2000                              $13,660                    $11,280
 1/31/2001                              $14,090                    $11,274
 2/28/2001                              $12,770                    $10,429
 3/31/2001                              $11,760                    $ 9,734
 4/30/2001                              $12,720                    $10,410
 5/31/2001                              $12,250                    $10,043
 6/30/2001                              $11,980                    $ 9,632
 7/31/2001                              $11,640                    $ 9,457
 8/31/2001                              $11,360                    $ 9,217
 9/30/2001                              $10,200                    $ 8,284
10/31/2001                              $10,410                    $ 8,496
11/30/2001                              $10,780                    $ 8,809
12/31/2001                              $11,044                    $ 8,861
 1/31/2002                              $10,485                    $ 8,391
 2/28/2002                              $10,434                    $ 8,449
 3/31/2002                              $10,871                    $ 8,906
 4/30/2002                              $10,861                    $ 8,965
 5/31/2002                              $10,851                    $ 9,079
 6/30/2002                              $10,485                    $ 8,718
 7/31/2002                              $ 9,336                    $ 7,857
 8/31/2002                              $ 9,305                    $ 7,839
 9/30/2002                              $ 8,431                    $ 6,997
10/31/2002                              $ 8,654                    $ 7,373
11/30/2002                              $ 8,959                    $ 7,708
12/31/2002                              $  8837                    $ 7,449
 1/31/2003                              $ 8,512                    $ 7,138
 2/28/2003                              $ 8,410                    $ 6,974
 3/31/2003                              $ 8,288                    $ 6,837
 4/30/2003                              $ 8,959                    $ 7,507
 5/31/2003                              $ 9,478                    $ 7,962
 6/30/2003                              $ 9,590                    $ 8,154
 7/31/2003                              $ 9,763                    $ 8,352
 8/31/2003                              $ 9,966                    $ 8,553
 9/30/2003                              $10,159                    $ 8,817
10/31/2003                              $10,607                    $ 9,367
11/30/2003                              $10,942                    $ 9,575
12/31/2003                              $11,680                    $10,323
 1/31/2004                              $11,925                    $10,469
 2/29/2004                              $12,192                    $10,711
 3/31/2004                              $12,174                    $10,771
 4/30/2004                              $11,754                    $10,527
 5/31/2004                              $11,908                    $10,563
 6/30/2004                              $12,194                    $10,794
 7/31/2004                              $11,775                    $10,444
 8/31/2004                              $11,887                    $10,490
 9/30/2004                              $12,256                    $10,764
10/31/2004                              $12,573                    $11,131
11/30/2004                              $13,269                    $11,892
12/31/2004                              $13,816                    $12,413
 1/31/2005                              $13,495                    $12,185
 2/28/2005                              $14,095                    $12,712
 3/31/2005                              $13,714                    $12,393
 4/30/2005                              $13,351                    $12,101
 5/31/2005                              $13,300                    $12,107
 6/30/2005                              $13,548                    $12,268
 7/31/2005                              $13,962                    $12,644
 8/31/2005                              $14,293                    $12,963
 9/30/2005                              $14,635                    $13,541
10/31/2005                              $14,179                    $13,145
11/30/2005                              $14,273                    $13,467
12/31/2005                              $14,905                    $14,093
 1/31/2006                              $15,844                    $14,959
 2/28/2006                              $15,631                    $14,926
 3/31/2006                              $16,115                    $15,417
 4/30/2006                              $16,769                    $16,154
 5/31/2006                              $15,987                    $15,526
 6/30/2006                              $16,015                    $15,525
 7/31/2006                              $16,143                    $15,679
 8/31/2006                              $16,627                    $16,110
 9/30/2006                              $16,613                    $16,135
10/31/2006                              $17,168                    $16,763
11/30/2006                              $17,595                    $17,264
12/31/2006                              $17,866                    $17,806
 1/31/2007                              $18,104                    $17,926
 2/28/2007                              $18,283                    $18,071
 3/31/2007                              $18,641                    $18,531
 4/30/2007                              $19,267                    $19,354
 5/31/2007                              $19,833                    $19,694
 6/30/2007                              $20,101                    $19,718
 7/31/2007                              $19,580                    $19,428
 8/31/2007                              $19,356                    $19,124
 9/30/2007                              $20,563                    $20,147

--------------------------------------------------------------------------------
1 The Morgan Stanley Capital International Europe, Australasia and Far East ("MSCI EAFE") Index(SM) is an unmanaged group of securities widely regarded by investors to be representations of the stock markets of Europe, Australasia and the Far East. You cannot invest directly in an Index.

2 The chart compares the performance of the Wells Fargo Advantage Overseas Fund Investor Class shares for the life of the Fund with the MSCI EAFE Index. The chart assumes a hypothetical investment of $10,000 in Investor Class shares and reflects all operating expenses.

Performance Highlights        Wells Fargo Advantage International Stock Funds  9

--------------------------------------------------------------------------------

MANAGER'S DISCUSSION

FUND HIGHLIGHTS

o The Fund's positive performance reflects the strength of the international markets during the last three quarters of the 12-month period.

o Although the Fund's performance was slightly hindered by poor stock selection, its positive returns were attributed to good country allocation.

o We continue to find many companies with high returns on invested capital at reasonable valuations.

THE FUND'S OVERWEIGHTING IN ASIA BENEFITED FROM SUBSTANTIAL MARKET APPRECIATION.

The Fund was overweight in the Pacific Basin, excluding Japan, and in particular was overweight in Hong Kong and Singapore. These markets gained 51% and 63.8%, respectively, during the period, and the impact was positive for performance. The Asia overweight was chiefly financed from a large underweight in the United Kingdom and a modest underweight in Japan.

The negative contribution at the stock level came from Japan and Europe, and its impact was minimized by positive contributions from Australia and Hong Kong. Japanese stock selection was negative as the holdings in financials and housing were disappointing. We reduced exposure to both segments because recovery looked unlikely. Stock selection in Japan improved as we switched toward more cyclical holdings in materials and industrials, but the total impact remained negative. In Europe, the underweight in materials, especially in the United Kingdom, detracted from Fund performance as the large-cap mining companies performed well. The overweight in energy stocks in Europe also hampered performance; the large-cap oil stocks disappointed even as crude oil increased 30%. In Australia, the Fund benefited from an overweight in the mining giant Rio Tinto and insurance companies QBE and AXA Asia Pacific. In Hong Kong, holdings in real estate companies Cheung Kong, Hang Lung Properties, and Sun Hung Kai Properties all performed well while returns were further boosted by China Mobile.

--------------------------------------------------------------------------------
PORTFOLIO COMPOSITION 3
(AS OF SEPTEMBER 30, 2007)
--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Australia                                 (6%)
Austria                                   (1%)
Belgium                                   (1%)
China                                     (1%)
Finland                                   (3%)
France                                   (11%)
Germany                                   (9%)
Greece                                    (1%)
Hong Kong                                 (7%)
Italy                                     (2%)
Ireland                                   (1%)
Japan                                    (19%)
Luxemburg                                 (1%)
Netherlands                               (3%)
Singapore                                 (1%)
Spain                                     (2%)
Sweden                                    (2%)
Switzerland                               (9%)
Russia                                    (2%)
Taiwan                                    (1%)
United Kingdom                           (17%)

--------------------------------------------------------------------------------
3 Portfolio composition and ten largest equity holdings are subject to change. Cash and cash equivalents are not reflected in the calculations of ten largest equity holdings.

10  Wells Fargo Advantage International Stock Funds       Performance Highlights

--------------------------------------------------------------------------------

OUR REDUCTIONS IN THE UNITED KINGDOM FINANCED INCREASES IN THE ASIA PACIFIC REGION.

--------------------------------------------------------------------------------
TEN LARGEST EQUITY HOLDINGS 3,4
(AS OF SEPTEMBER 30, 2007)
--------------------------------------------------------------------------------
Roche Holding AG Genusschein                                           1.91%
--------------------------------------------------------------------------------
Total SA                                                               1.85%
--------------------------------------------------------------------------------
Nokia Oyj                                                              1.79%
--------------------------------------------------------------------------------
Legal & General Group plc                                              1.74%
--------------------------------------------------------------------------------
China Mobile (Hong Kong) Limited                                       1.71%
--------------------------------------------------------------------------------
Rio Tinto Limited                                                      1.70%
--------------------------------------------------------------------------------
DaimlerChrysler AG                                                     1.63%
--------------------------------------------------------------------------------
Mitsui Fudosan Company Limited                                         1.55%
--------------------------------------------------------------------------------
ENI SpA                                                                1.51%
--------------------------------------------------------------------------------
Vodafone Group plc                                                     1.45%
--------------------------------------------------------------------------------

We added to property developer Cheung Kong and bought a new position in Hang Lung Properties. Despite taking partial profits in China Mobile and Sun Hung Kai Properties in Hong Kong, the net effect of our activity was to increase the Hong Kong exposure from 4.5% to 7.1%. Australian weightings were lifted with the purchase of Woodside Petroleum and Santos in the energy sector while the purchase of AXA Asia Pacific lifted the financials exposure. In the United Kingdom, we sold the Fund's position in HSBC Holdings early in the period because we were concerned about its exposure to its U.S. subsidiary, Household. We also reduced the holding in the mobile operator Vodafone after strong gains. We sold the brewer Scottish & Newcastle and halved the position in Royal Dutch Shell. This activity took the United Kingdom exposure from 20.5% to 17% by the end of the period.

In Japan, though the weighting was largely unchanged during the period, we reduced exposure to financials with the sale of insurers Millea and Mitsui Sumitomo and raised exposure in the real estate segment through purchases of Mitsui Fudosan and Japan East Railways (which has extensive property assets). Similarly in Europe, excluding the United Kingdom, though overall exposure was changed little, we reduced holdings in financials with sales of BBVA in Spain, Danske Bank in Denmark, and Commerzbank in Germany. European purchases included Nokia in Finland along with Daimler Chrysler and Siemens in Germany as well as Telefonica in Spain. We judged these companies to have more secure earnings than the financials that were sold.

OVERALL, WE REMAIN POSITIVE ON THE OUTLOOK FOR INTERNATIONAL EQUITIES AS WE EXPECT A MODERATION OF GROWTH RATHER THAN A HARD LANDING.

Stock analysts have been upgrading corporate earnings estimates during the past three years, but the pace of those earnings upgrades has been sluggish recently. In the face of moderating economic growth in the United States and elsewhere, we believe that cyclical industries are vulnerable to future downgrades--a major reason why we have been underweighted in these types of stocks. We continue to focus the Fund's portfolio on companies that we believe can sustain current levels of profitability and seek to avoid those companies with profits that we believe have peaked.

--------------------------------------------------------------------------------
4 The Ten Largest Equity Holdings are calculated based on the market value of the securities divided by total market value of the portfolio.

Performance Highlights       Wells Fargo Advantage International Stock Funds  11

--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN 5 (%) (AS OF SEPTEMBER 30, 2007)

----------------------------------------------------------------------------------------------------------------
                                                                                                 Expense Ratio
OVERSEAS FUND                                      6 Months*   1 Year   5 Year   Life of Fund   Gross 6   Net 7
----------------------------------------------------------------------------------------------------------------
Institutional Class (WFIIX)                          10.60      24.33    20.17       8.42        1.34%     0.95%
----------------------------------------------------------------------------------------------------------------
Investor Class (SOVRX)                               10.31      23.78    19.52       8.10        1.91%     1.46%
----------------------------------------------------------------------------------------------------------------
BENCHMARK
----------------------------------------------------------------------------------------------------------------
   MSCI EAFE(R) Index 2                               8.72      24.86    23.55       8.25
----------------------------------------------------------------------------------------------------------------

*     Returns for periods of less than one year are not annualized.

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE ON THE FUNDS' WEB SITE - WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

INSTITUTIONAL CLASS AND INVESTOR CLASS SHARES ARE SOLD WITHOUT A FRONT-END SALES CHARGE OR CONTINGENT DEFERRED SALES CHARGE.

THE FUND HAS A REDEMPTION FEE OF 2.00% DEDUCTED FROM THE NET PROCEEDS OF SHARES REDEEMED OR EXCHANGED WITHIN 30 DAYS AFTER PURCHASE. PERFORMANCE DATA DOES NOT REFLECT THE DEDUCTION OF THIS FEE, WHICH, IF REFLECTED, WOULD REDUCE THE PERFORMANCE.

Stock fund values fluctuate in response to the activities of individual companies and general market and economic conditions. Foreign investments are especially volatile and can rise or fall dramatically due to differences in the political and economic conditions of the host country. These risks are generally intensified in emerging markets. The use of derivatives may reduce returns and/or increase volatility. Active trading results in increased turnover and trading expenses and may generate higher short-term capital gains. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). This Fund is exposed to regional risk and small company investment risk. Consult the Fund's prospectus for additional information on these and other risks.

--------------------------------------------------------------------------------
5 Performance shown prior to April 11, 2005 for the Institutional Class shares and Investor Class shares reflects the performance of the Institutional Class shares and Investor Class shares, respectively, of the Strong Overseas Fund, the predecessor fund. Performance shown prior to the inception of the Institutional Class shares reflects the performance of the Investor Class shares of the predecessor fund, and includes expenses that are not applicable to and are higher than those of the Institutional Class shares.

6 Reflects the gross expense ratio as stated in the February 1, 2007 prospectus and is based on the Fund's previous fiscal year expenses as reported in the Financial Highlights.

7 The investment adviser has committed through January 31, 2009, to waive fees and/or reimburse expenses to the extent necessary to maintain the net operating expense ratio shown. Without these reductions, the Fund's returns would have been lower.

12  Wells Fargo Advantage International Stock Funds                Fund Expenses


As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, redemption fees (if any) and exchange fees (if any); and (2) ongoing costs, including management fees; distribution [and/or service] (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (April 1, 2007 to September 30, 2007).

ACTUAL EXPENSES

The "Actual" line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Actual" line under the heading entitled "Expenses Paid During Period" for your applicable class of shares to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The "Hypothetical" line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

-------------------------------------------------------------------------------------------------------------------------------
                                                                      Beginning         Ending        Expenses
                                                                    Account Value   Account Value   Paid During    Net Annual
WELLS FARGO ADVANTAGE ASIA PACIFIC FUND                               04-01-2007      09-30-2007      Period 1    Expense Ratio
-------------------------------------------------------------------------------------------------------------------------------
CLASS A 2
   Actual                                                             $1,000.00       $1,073.20        $2.77          1.60%
   Hypothetical (5% return before expenses)                           $1,000.00       $1,005.68        $2.68          1.60%
-------------------------------------------------------------------------------------------------------------------------------
CLASS C 2
   Actual                                                             $1,000.00       $1,071.90        $4.07          2.35%
   Hypothetical (5% return before expenses)                           $1,000.00       $1,004.43        $3.94          2.35%
-------------------------------------------------------------------------------------------------------------------------------
INVESTOR CLASS
   Actual                                                             $1,000.00       $1,186.80        $9.05          1.65%
   Hypothetical (5% return before expenses)                           $1,000.00       $1,016.80        $8.34          1.65%

-------------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE OVERSEAS FUND
-------------------------------------------------------------------------------------------------------------------------------
INSTITUTIONAL CLASS
   Actual                                                             $1,000.00       $1,106.00        $5.02          0.95%
   Hypothetical (5% return before expenses)                           $1,000.00       $1,020.31        $4.81          0.95%
-------------------------------------------------------------------------------------------------------------------------------
INVESTOR CLASS
   Actual                                                             $1,000.00       $1,103.10        $7.70          1.46%
   Hypothetical (5% return before expenses)                           $1,000.00       $1,017.75        $7.38          1.46%
-------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1 Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half year period).

2 This Class commenced operations on July 31, 2007. Actual expenses shown for this Class are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by 61/365 (to reflect the period from July 31, 2007 to September 30, 2007).

Portfolio of Investments--September 30, 2007

                             Wells Fargo Advantage International Stock Funds  13


ASIA PACIFIC FUND
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                          VALUE
COMMON STOCKS: 94.40%

AUSTRALIA: 19.57%
        179,000    AQUARIUS PLATINUM LIMITED (PRIMARY METAL INDUSTRIES)                                             $      6,599,629
        153,000    BHP BILLITON LIMITED (MINING & QUARRYING OF NONMETALLIC MINERALS, EXCEPT FUELS)                         6,048,318
      4,000,000    BOART LONGYEAR GROUP (HEAVY CONSTRUCTION OTHER THAN BUILDING CONSTRUCTION CONTRACTS)+                   8,447,582
      1,169,093    FERMISCAN HOLDINGS LIMITED (TRANSPORTATION EQUIPMENT)+                                                  1,047,770
      4,380,000    LIHIR GOLD LIMITED (MINING & QUARRYING OF NONMETALLIC MINERALS, EXCEPT FUELS)+                         15,313,194
         54,800    MACQUARIE BANK LIMITED (HOLDING & OTHER INVESTMENT OFFICES)                                             4,104,105
        483,396    MARATHON RESOURCES LIMITED (MINING & QUARRYING OF NONMETALLIC MINERALS, EXCEPT FUELS)+                  1,389,772
      6,350,000    MOUNT GIBSON IRON LIMITED (METAL MINING)+                                                              13,410,536
        256,500    NEWCREST MINING LIMITED (METAL MINING)                                                                  6,372,955
      2,420,222    OXIANA LIMITED (MINING & QUARRYING OF NONMETALLIC MINERALS, EXCEPT FUELS)<<                             8,332,634
        157,151    RIO TINTO LIMITED (METAL MINING)<<                                                                     15,091,073
        345,000    SANTOS LIMITED (OIL & GAS EXTRACTION)                                                                   4,607,348
        840,000    SINO GOLD MINING LIMITED (COAL MINING)+                                                                 5,605,219
      4,325,000    STRAITS RESOURCES LIMITED (MINING & QUARRYING OF NONMETALLIC MINERALS, EXCEPT FUELS)                   17,845,738

                                                                                                                         114,215,873
                                                                                                                    ----------------
CHINA: 6.08%
      4,550,000    CHINA SPORTS INTERNATIONAL LIMITED (BUSINESS SERVICES)                                                  5,115,113
     10,950,000    INDUSTRIAL & COMMERCIAL BANK OF CHINA LIMITED CLASS H (DEPOSITORY INSTITUTIONS)+                        7,676,698
      6,900,000    LENOVO GROUP LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                           5,290,043
        207,735    PERFECT WORLD COMPANY LIMITED ADR (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS,
                   EXCEPT COMPUTER EQUIPMENT)+                                                                             5,625,464
      6,200,000    PETROCHINA COMPANY LIMITED (OIL & GAS EXTRACTION)                                                      11,755,822

                                                                                                                          35,463,140
                                                                                                                    ----------------
HONG KONG: 13.36%
      8,802,000    ASIA FINANCIAL HOLDINGS LIMITED (INSURANCE AGENTS, BROKERS & SERVICE)                                   5,231,030
      6,400,000    BELLE INTERNATIONAL HOLDINGS LIMITED (APPAREL & ACCESSORY STORES)                                       8,413,849
        162,000    CHEUNG KONG HOLDINGS LIMITED (REAL ESTATE)                                                              2,671,572
        152,000    CHINA AOYUAN PROPERTY GROUP (VENTURE CAPITAL)                                                             132,176
      1,632,000    CHINA GREEN HOLDINGS LIMITED (AGRICULTURAL SERVICES)                                                    1,765,550
      4,350,000    FIRST PACIFIC COMPANY LIMITED (MISCELLANEOUS MANUFACTURING INDUSTRIES)                                  3,245,496
      2,324,000    GLOBAL BIO-CHEM TECHNOLOGY (MISCELLANEOUS SERVICES)                                                       896,853
      6,500,000    GUANGSHEN RAILWAY COMPANY LIMITED (RAILROAD TRANSPORTATION)                                             5,593,753
        253,000    HANG SENG BANK LIMITED (DEPOSITORY INSTITUTIONS)                                                        4,494,465
      5,319,000    NOBLE GROUP LIMITED (MISCELLANEOUS MANUFACTURING INDUSTRIES)                                            7,769,929
      6,844,018    QIN JIA YUAN MEDIA SERVICES COMPANY LIMITED (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                  4,067,401
      4,094,000    SHUN TAK HOLDINGS LIMITED (REAL ESTATE)                                                                 6,593,500
        232,100    SPG LAND HOLDINGS LIMITED (MISCELLANEOUS SERVICES)                                                        186,603
      1,703,000    STELLA INTERNATIONAL (BUSINESS SERVICES)                                                                3,824,923
        228,000    SUN HUNG KAI PROPERTIES LIMITED (REAL ESTATE)                                                           3,842,112
        230,000    SWIRE PACIFIC LIMITED (BUSINESS SERVICES)                                                               2,788,515
      3,948,000    TIANJIN DEVELOPMENT HOLDINGS LIMITED (BUSINESS SERVICES)                                                5,627,050
      2,225,000    WHARF HOLDINGS LIMITED (BUSINESS SERVICES)                                                             10,933,450

                                                                                                                          78,078,227
                                                                                                                    ----------------
INDIA: 3.37%
      2,152,000    INDIAN HOTELS COMPANY LIMITED (HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES)                      7,447,413
         84,400    INFOSYS TECHNOLOGIES LIMITED (APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR
                   MATERIALS)                                                                                              4,008,987
        537,500    JYOTI STRUCTURES LIMITED (ENGINEERING CONSTRUCTION)                                                     3,014,775
        831,653    MAX INDIA LIMITED (MISCELLANEOUS MANUFACTURING INDUSTRIES)                                              5,076,845
         69,960    POWER GRID CORPORATION OF INDIA LIMITED (COMMUNICATIONS)+                                                 118,685

                                                                                                                          19,666,705
                                                                                                                    ----------------

14  Wells Fargo Advantage International Stock Funds

                                    Portfolio of Investments--September 30, 2007


ASIA PACIFIC FUND
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
JAPAN: 9.18%
          1,175    INPEX HOLDINGS INCORPORATED (OIL & GAS EXPLORATION)                                              $     12,070,692
        663,000    MARUBENI CORPORATION (BUSINESS SERVICES)                                                                6,083,681
        280,000    MITSUBISHI CORPORATION (BUSINESS SERVICES)                                                              8,873,025
      1,526,000    MITSUBISHI HEAVY INDUSTRIES LIMITED (MISCELLANEOUS MANUFACTURING INDUSTRIES)                            9,977,156
        186,000    NOMURA HOLDINGS INCORPORATED (SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES)              3,118,757
         80,000    TAKEDA PHARMACEUTICAL COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)                                     5,627,476
        990,000    TORAY INDUSTRIES INCORPORATED (TEXTILE MILL PRODUCTS)<<                                                 7,860,358

                                                                                                                          53,611,145
                                                                                                                    ----------------
MALAYSIA: 6.99%
      6,620,900    AL-HADHARAH BOUSTEAD REITS (WHOLESALE TRADE NON-DURABLE GOODS)                                          2,448,227
      1,030,000    BUMIPUTRA-COMMERCE HOLDINGS BERHAD (DEPOSITORY INSTITUTIONS)                                            3,234,336
      1,400,000    BURSA MALAYSIA BERHAD (SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES)                     4,519,442
      5,000,000    DNP HOLDINGS BERHAD (HOLDING & OTHER INVESTMENT OFFICES)                                                3,140,132
      6,786,000    EASTERN AND ORIENTAL BERHAD (REAL ESTATE)                                                               5,377,021
      4,600,000    EKOVEST BERHAD (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                         3,577,403
      1,760,000    GAMUDA BERHAD (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                          4,545,268
      1,225,000    IJM CORPORATION BERHAD (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                 2,858,034
      4,696,000    KLCC PROPERTY HOLDINGS BERHAD (HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES)                      4,685,664
      1,337,600    MALAYSIAN AIRLINE SYSTEM BERHAD (TRANSPORTATION BY AIR)+                                                1,687,947
      1,665,000    TELEKOM MALAYSIA BERHAD (COMMUNICATIONS)                                                                4,739,692

                                                                                                                          40,813,166
                                                                                                                    ----------------
NEW ZEALAND: 1.71%
        648,000    CAVOTEC MSL HOLDINGS LIMITED (AGRICULTURAL SERVICES)+                                                   2,578,036
      1,300,000    INFRATIL LIMITED (HOLDING & OTHER INVESTMENT OFFICES)                                                   2,925,866
      2,625,000    TOWER LIMITED (BUSINESS SERVICES)+                                                                      4,455,864

                                                                                                                           9,959,766
                                                                                                                    ----------------
PHILIPPINES: 2.98%
     50,100,000    ALLIANCE GLOBAL GROUP INCORPORATED (MISCELLANEOUS MANUFACTURING INDUSTRIES)+                            5,782,908
      1,422,000    HOLCIM PHILIPPINES INCORPORATED (BUSINESS SERVICES)                                                       258,832
     18,480,000    MANILA WATER COMPANY (FOOD & KINDRED PRODUCTS)                                                          5,742,952
     32,337,500    PNOC ENERGY DEVELOPMENT CORPORATION (ELECTRIC, GAS & SANITARY SERVICES)                                 4,594,007
      2,788,500    UNIVERSAL ROBINA CORPORATION (TEXTILE MILL PRODUCTS)                                                    1,005,841

                                                                                                                          17,384,540
                                                                                                                    ----------------
SINGAPORE: 16.30%
      5,282,000    BANYAN TREE HOLDINGS LIMITED (HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES)                       7,609,209
      4,250,000    CHINA ENERGY LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)+<<                        4,348,704
        295,000    DBS GROUP HOLDINGS LIMITED (DEPOSITORY INSTITUTIONS)                                                    4,289,465
        950,000    EZRA HOLDINGS LIMITED (WATER TRANSPORTATION)<<                                                          4,092,898
      3,575,000    FRASER & NEAVE LIMITED (MULTI-INDUSTRY COMPANIES)                                                      13,717,604
      4,579,000    G.K. GOH HOLDINGS LIMITED (SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES)                 3,698,957
      6,500,000    GALLANT VENTURE LIMITED (BUSINESS SERVICES)+                                                            5,513,295
      1,500,000    HONGKONG LAND HOLDINGS LIMITED (REAL ESTATE)                                                            6,780,000
      5,490,000    INDOFOOD AGRI RESOURCES LIMITED (EATING & DRINKING PLACES)+                                             4,693,571
      1,115,500    JARDINE STRATEGIC HOLDINGS LIMITED (DEPOSITORY INSTITUTIONS)                                           17,624,900
      2,700,000    KIM ENG HOLDINGS LIMITED (SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES)                  3,616,964
      1,760,000    LABROY MARINE LIMITED (BUSINESS SERVICES)                                                               2,890,878
      1,780,000    PARKWAY HOLDINGS LIMITED (HEALTH SERVICES)                                                              5,080,579
      5,434,800    RAFFLES EDUCATION CORPORATION LIMITED (EDUCATIONAL SERVICES)<<                                          8,378,116
      2,600,000    RICKMERS MARITIME (BUSINESS SERVICES)                                                                   2,835,409

                                                                                                                          95,170,549
                                                                                                                    ----------------

Portfolio of Investments--September 30, 2007

                             Wells Fargo Advantage International Stock Funds  15


ASIA PACIFIC FUND
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
SOUTH KOREA: 7.57%
         58,400    CJ HOME SHOPPING (MISCELLANEOUS RETAIL)                                                          $      4,492,308
         50,700    HITE BREWERY COMPANY LIMITED (FOOD & KINDRED PRODUCTS)                                                  7,090,909
         91,000    HYUNDAI DEVELOPMENT COMPANY (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)            8,501,420
        200,500    KANGWON LAND INCORPORATED (AMUSEMENT & RECREATION SERVICES)                                             5,915,101
         62,500    MIRAE ASSET SECURITIES COMPANY LIMITED (SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES &
                   SERVICES)                                                                                               5,975,470
         90,600    S-OIL CORPORATION (PETROLEUM REFINING & RELATED INDUSTRIES)                                             8,058,173
        197,912    WOONGJIN THINKBIG COMPANY LIMITED (MEMBERSHIP ORGANIZATIONS)                                            4,162,820

                                                                                                                          44,196,201
                                                                                                                    ----------------
TAIWAN: 2.91%
      1,899,490    ASUSTEK COMPUTER INCORPORATED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
                   COMPUTER EQUIPMENT)                                                                                     5,779,665
     14,008,510    FUHWA FINANCIAL HOLDINGS COMPANY LIMITED (SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES &
                   SERVICES)+                                                                                              8,584,961
      2,324,000    LES ENPHANTS COMPANY LIMITED (APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR
                   MATERIALS)                                                                                              2,157,720
         43,775    MOTECH INDUSTRIES INCORPORATED GDR (MISCELLANEOUS MANUFACTURING INDUSTRIES)++ +                           476,180

                                                                                                                          16,998,526
                                                                                                                    ----------------
THAILAND: 1.05%
      6,000,000    MAJOR CINEPLEX GROUP PCL FOREIGN REGISTERED (BUSINESS SERVICES)                                         3,115,974
      6,773,000    MINOR INTERNATIONAL PCL (FOREIGN REGISTERED) (HOTELS, ROOMING HOUSES, CAMPS &
                   OTHER LODGE PLACES)                                                                                     3,043,157

                                                                                                                           6,159,131
                                                                                                                    ----------------
UNITED KINGDOM: 2.03%
      4,500,000    ASEANA PROPERTIES LIMITED (HOLDING & OTHER INVESTMENT OFFICES)+                                         4,230,000
      1,975,000    GUINNESS PEAT GROUP PLC (MISCELLANEOUS MANUFACTURING INDUSTRIES)                                        2,933,444
      1,921,582    MAXJET AIRWAYS GDR (TRANSPORTATION BY AIR)++ +                                                          4,658,808

                                                                                                                          11,822,252
                                                                                                                    ----------------
VIETNAM: 1.38%
        400,000    INDOCHINA CAPITAL VIETNAM HOLDINGS LIMITED (SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES &
                   SERVICES)+                                                                                              3,632,000
      2,915,000    VINALAND LIMITED (REAL ESTATE)+                                                                         4,401,644

                                                                                                                           8,033,644
                                                                                                                    ----------------

TOTAL COMMON STOCKS (COST $458,360,492)                                                                                  551,572,865
                                                                                                                    ----------------
RIGHTS: 0.05%
        616,833    MALAYSIAN AIRLINES REDEMPTION RIGHTS(a)                                                                         0
        616,833    MALAYSIAN AIRLINES SYSTEM RIGHTS+(a)                                                                      289,636

TOTAL RIGHTS (COST $0)                                                                                                       289,636
                                                                                                                    ----------------
                                                                                         EXPIRATION DATE
WARRANTS: 0.01%
        500,000    TELEKOM MALAYSIA BERHAD+                                                11/18/2007                         63,096

TOTAL WARRANTS (COST $216,617)                                                                                                63,096
                                                                                                                    ----------------
COLLATERAL FOR SECURITIES LENDING: 4.34%

COLLATERAL INVESTED IN MONEY MARKET FUNDS: 4.34%
     25,357,656    BANK OF NEW YORK INSTITUTIONAL CASH RESERVE FUND                                                       25,357,656
                                                                                                                    ----------------

16  Wells Fargo Advantage International Stock Funds

                                    Portfolio of Investments--September 30, 2007


ASIA PACIFIC FUND
--------------------------------------------------------------------------------

 SHARES            SECURITY NAME                                                                                         VALUE
TOTAL COLLATERAL FOR SECURITIES LENDING (COST $25,357,656)                                                          $     25,357,656
                                                                                                                    ----------------
SHORT-TERM INVESTMENTS: 0.77%
      4,494,617    WELLS FARGO ADVANTAGE MONEY MARKET TRUST~+++                                                            4,494,617
                                                                                                                    ----------------

TOTAL SHORT-TERM INVESTMENTS (COST $4,494,617)                                                                             4,494,617
                                                                                                                    ----------------
TOTAL INVESTMENTS IN SECURITIES
(COST $488,429,382)*                                                     99.57%                                     $    581,777,870

OTHER ASSETS AND LIABILITIES, NET                                         0.43                                             2,506,049
                                                                      --------                                      ----------------

TOTAL NET ASSETS                                                        100.00%                                     $    584,283,919
                                                                      --------                                      ----------------

--------------------------------------------------------------------------------

+     Non-income earning securities.

(a) Security fair valued in accordance with the procedures approved by the Board of Trustees.

<<    All or a portion of this security is on loan. (See Note 2)

++ Securities that may be resold to "qualified institutional buyers" under rule 144A or securities offered pursuant to section 4(2) of the Securities Act of 1933, as amended.

~ This Wells Fargo Advantage Fund invests cash balances that it retains for liquidity purposes in a Wells Fargo Advantage Money Market Fund. The fund does not pay an investment advisory fee for such investments.

+++   Security of an affiliate of the fund with a cost of $4,494,617.

* Cost for federal income tax purposes is $489,290,648 and net unrealized appreciation (depreciation) consists of:

      Gross unrealized appreciation                $100,144,336
      Gross unrealized depreciation                  (7,657,114)
                                                   -------------
      Net unrealized appreciation (depreciation)   $ 92,487,222

The accompanying notes are an integral part of these financial statements.

Portfolio of Investments--September 30, 2007

                             Wells Fargo Advantage International Stock Funds  17


OVERSEAS FUND
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                          VALUE
COMMON STOCKS: 98.01%

AUSTRALIA: 6.27%
        116,905    AXA ASIA PACIFIC HOLDINGS LIMITED (INSURANCE CARRIERS)                                           $       809,139
         29,670    ORICA LIMITED (MISCELLANEOUS MANUFACTURING INDUSTRIES)                                                   792,464
         29,800    QBE INSURANCE GROUP LIMITED (INSURANCE CARRIERS)                                                         893,775
         14,261    RIO TINTO LIMITED (METAL MINING)<<                                                                     1,369,471
         36,529    SANTOS LIMITED (OIL & GAS EXTRACTION)                                                                    487,831
         17,820    WOODSIDE PETROLEUM LIMITED (OIL & GAS EXTRACTION)                                                        793,792

                                                                                                                          5,146,472
                                                                                                                    ---------------

AUSTRIA: 0.62%
          7,570    OMV AG (OIL & GAS EXTRACTION)                                                                            505,501
                                                                                                                    ---------------
BELGIUM: 1.46%
          9,200    DELHAIZE GROUP (FOOD STORES)                                                                             881,575
         10,656    FORTIS (DEPOSITORY INSTITUTIONS)                                                                         313,774

                                                                                                                          1,195,349
                                                                                                                    ---------------

CHINA: 1.21%
      1,419,000    INDUSTRIAL & COMMERCIAL BANK OF CHINA LIMITED CLASS H (DEPOSITORY INSTITUTIONS)                          994,816
                                                                                                                    ---------------
FINLAND: 3.30%
         17,900    FORTUM OYJ (ELECTRIC, GAS & SANITARY SERVICES)                                                           656,998
          8,870    METSO OYJ (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                       610,904
         37,900    NOKIA OYJ (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT)            1,440,793

                                                                                                                          2,708,695
                                                                                                                    ---------------
FRANCE: 10.87%
          4,300    ALSTOM (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                          874,200
          7,200    BOUYGUES SA (ENGINEERING CONSTRUCTION)                                                                   621,038
          9,572    CARREFOUR SA (FOOD STORES)                                                                               670,582
          5,903    COMPAGNIE GENERALE DES ETABLISSEMENTS MICHELIN (RUBBER & MISCELLANEOUS PLASTICS PRODUCTS)                793,587
          6,984    LVMH MOET HENNESSY LOUIS VUITTON SA (CONSUMER SERVICES)                                                  837,235
             62    PAGESJAUNES SA (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                                                  1,274
          2,225    PPR SA (APPAREL & ACCESSORY STORES)                                                                      418,609
         15,808    PUBLICIS GROUPE (COMMUNICATIONS)                                                                         650,092
          9,700    SANOFI-AVENTIS SA (CHEMICALS & ALLIED PRODUCTS)                                                          821,324
          9,659    TECHNIP SA (OIL & GAS EXTRACTION)                                                                        863,579
         18,316    TOTAL SA (OIL & GAS EXTRACTION)                                                                        1,489,225
         20,830    VIVENDI UNIVERSAL SA (COMMUNICATIONS)                                                                    879,191

                                                                                                                          8,919,936
                                                                                                                    ---------------
GERMANY: 8.36%
          4,400    ALLIANZ SE (INSURANCE CARRIERS)                                                                        1,028,020
         18,800    ARCANDOR AG (GENERAL MERCHANDISE STORES)<<                                                               629,446
         11,674    COMMERZBANK AG (DEPOSITORY INSTITUTIONS)                                                                 472,593
         13,000    DAIMLERCHRYSLER AG (TRANSPORTATION EQUIPMENT)                                                          1,309,473
          8,500    DEUTSCHE BANK AG (DEPOSITORY INSTITUTIONS)                                                             1,095,453
          5,100    E.ON AG (ELECTRIC, GAS & SANITARY SERVICES)                                                              942,928
         15,451    GEA GROUP AG (HOLDING & OTHER INVESTMENT OFFICES)                                                        543,536
          6,100    SIEMENS AG (WHOLESALE TRADE NON-DURABLE GOODS)                                                           838,686

                                                                                                                          6,860,135
                                                                                                                    ---------------

18  Wells Fargo Advantage International Stock Funds

                                    Portfolio of Investments--September 30, 2007


OVERSEAS FUND
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
GREECE: 1.17%
         27,552    ALPHA BANK AE (DEPOSITORY INSTITUTIONS)                                                          $       960,189
                                                                                                                    ---------------
HONG KONG: 7.06%
         70,000    CHEUNG KONG HOLDINGS LIMITED (REAL ESTATE)                                                             1,154,383
         84,000    CHINA MOBILE (HONG KONG) LIMITED (COMMUNICATIONS)                                                      1,375,535
      1,264,000    GUANGDONG INVESTMENT LIMITED (BUSINESS SERVICES)                                                         866,639
        211,000    HANG LUNG PROPERTIES LIMITED (REAL ESTATE)                                                               944,551
         52,000    SUN HUNG KAI PROPERTIES LIMITED (REAL ESTATE)                                                            876,271
         95,000    TELEVISION BROADCASTS LIMITED (MOTION PICTURES)                                                          570,695

                                                                                                                          5,788,074
                                                                                                                    ---------------
INDIA: 0.44%
          7,400    INFOSYS TECHNOLOGIES LIMITED ADR (BUSINESS SERVICES)                                                     358,086
                                                                                                                    ---------------
IRELAND: 0.66%
        254,000    CONNEMARA GREEN MARBLE QUARRIES PLC (MINING & QUARRYING OF NONMETALLIC MINERALS, EXCEPT
                   FUELS)(A)                                                                                                      0
         51,240    EXPERIAN GROUP LIMITED (BUSINESS SERVICES)                                                               542,006

                                                                                                                            542,006
                                                                                                                    ---------------
ITALY: 2.29%
         32,800    ENI SPA (PETROLEUM REFINING & RELATED INDUSTRIES)                                                      1,215,577
         77,300    UNICREDITO ITALIANO SPA (DEPOSITORY INSTITUTIONS)                                                        661,353

                                                                                                                          1,876,930
                                                                                                                    ---------------
JAPAN: 18.28%
         51,000    BANK OF YOKOHAMA LIMITED (DEPOSITORY INSTITUTIONS)                                                       352,092
            110    EAST JAPAN RAILWAY COMPANY (RAILROADS)                                                                   867,627
          8,900    FANUC LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT)          907,317
         68,000    FUJITSU LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                 480,703
          6,800    IBIDEN COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
                   EQUIPMENT)                                                                                               572,463
             78    INPEX HOLDINGS INCORPORATED (OIL & GAS EXPLORATION)                                                      801,288
         57,200    ISETAN COMPANY LIMITED (APPAREL & ACCESSORY STORES)                                                      771,365
         33,000    KAO CORPORATION (CHEMICALS & ALLIED PRODUCTS)                                                            985,418
         32,000    MITSUBISHI CORPORATION (BUSINESS SERVICES)                                                             1,014,060
             57    MITSUBISHI UFJ FINANCIAL GROUP INCORPORATED (DEPOSITORY INSTITUTIONS)                                    538,117
         45,000    MITSUI FUDOSAN COMPANY LIMITED (REAL ESTATE)                                                           1,249,728
         14,400    MURATA MANUFACTURING COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS,
                   EXCEPT COMPUTER EQUIPMENT)                                                                             1,038,019
         62,000    NIPPON ELECTRIC GLASS COMPANY LIMITED (MISCELLANEOUS MANUFACTURING INDUSTRIES)                           998,564
         36,600    NOMURA HOLDINGS INCORPORATED (SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES)               613,691
         10,700    NOMURA RESEARCH INSTITUTE LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)               364,228
          7,200    SHIN-ETSU CHEMICAL COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)                                         497,697
        199,000    SUMITOMO METAL INDUSTRIES LIMITED (FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION
                   EQUIPMENT)                                                                                             1,160,754
         51,000    SUMITOMO TRUST & BANKING COMPANY LIMITED (DEPOSITORY INSTITUTIONS)<<                                     385,836
         17,000    TOYOTA MOTOR CORPORATION (AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS)                              1,003,439
         15,500    YAMAHA MOTOR COMPANY LIMITED (TRANSPORTATION EQUIPMENT)                                                  395,377

                                                                                                                         14,997,783
                                                                                                                    ---------------
LUXEMBOURG: 1.37%
         14,288    ARCELORMITTAL (FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT)                 1,127,694
                                                                                                                    ---------------

Portfolio of Investments--September 30, 2007

                             Wells Fargo Advantage International Stock Funds  19


OVERSEAS FUND
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                          VALUE
NETHERLANDS: 3.35%
         22,900    ASML HOLDING NV (SEMICONDUCTOR EQUIPMENT MANUFACTURING & RELATED)+                               $       759,208
          6,400    ING GROEP NV (FINANCIAL SERVICES)                                                                        284,094
         26,700    KONINKLIJKE (ROYAL) KPN NV (COMMUNICATIONS)                                                              463,345
          8,500    RANDSTAD HOLDINGS NV (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                                          459,489
         26,300    WOLTERS KLUWER NV (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                                             780,798

                                                                                                                          2,746,934
                                                                                                                    ---------------
RUSSIA: 1.56%
         10,135    LUKOIL ADR (OIL & GAS EXTRACTION)                                                                        844,246
         48,803    VTB BANK OJSC GDR (NON-DEPOSITORY CREDIT INSTITUTIONS)++ +                                               436,787

                                                                                                                          1,281,033
                                                                                                                    ---------------
SINGAPORE: 1.37%
        113,000    CAPITALAND LIMITED (REAL ESTATE)                                                                         619,960
         34,000    UNITED OVERSEAS BANK LIMITED (DEPOSITORY INSTITUTIONS)                                                   505,823

                                                                                                                          1,125,783
                                                                                                                    ---------------
SPAIN: 1.61%
         18,768    INDRA SISTEMAS SA (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                               507,677
         29,200    TELEFONICA SA (COMMUNICATIONS)                                                                           817,345

                                                                                                                          1,325,022
                                                                                                                    ---------------
SWEDEN: 2.01%
         20,300    SKANSKA AB CLASS B (HEAVY CONSTRUCTION OTHER THAN BUILDING CONSTRUCTION CONTRACTS)                       402,434
         15,522    SWEDBANK AB (DEPOSITORY INSTITUTIONS)                                                                    519,078
        181,000    TELEFONAKTIEBOLAGET LM ERICSSON CLASS B (COMMUNICATIONS)                                                 724,663

                                                                                                                          1,646,175
                                                                                                                    ---------------
SWITZERLAND: 7.79%
         10,900    CREDIT SUISSE GROUP (NON-DEPOSITORY CREDIT INSTITUTIONS)                                                 723,702
          8,700    HOLCIM LIMITED (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                          960,979
         17,000    NOVARTIS AG (CHEMICALS & ALLIED PRODUCTS)                                                                938,158
         11,220    NOVARTIS AG ADR (CHEMICALS & ALLIED PRODUCTS)                                                            616,650
          8,463    ROCHE HOLDING AG GENUSSCHEIN (MEDICAL PRODUCTS)                                                        1,534,498
         12,700    UBS AG (SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES)                                     682,860
          3,100    ZURICH FINANCIAL SERVICES AG (FINANCIAL SERVICES)                                                        929,933

                                                                                                                          6,386,780
                                                                                                                    ---------------
TAIWAN: 0.58%
         47,033    TAIWAN SEMICONDUCTOR MANUFACTURING COMPANY LIMITED ADR (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT
                   & COMPONENTS, EXCEPT COMPUTER EQUIPMENT)                                                                 475,974
                                                                                                                    ---------------
UNITED KINGDOM: 16.38%
         58,500    AVIVA PLC (INSURANCE CARRIERS)                                                                           880,923
         86,000    BAE SYSTEMS PLC (TRANSPORTATION BY AIR)                                                                  868,340
         65,000    BARCLAYS PLC (DEPOSITORY INSTITUTIONS)                                                                   791,953
         71,000    BRITISH SKY BROADCASTING PLC (COMMUNICATIONS)                                                          1,009,596
         37,200    EASYJET PLC (TRANSPORTATION BY AIR)+                                                                     399,202
         39,166    EMAP PLC (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                                                      704,373
         28,800    GLAXOSMITHKLINE PLC (CHEMICALS & ALLIED PRODUCTS)                                                        764,252
         19,000    GLAXOSMITHKLINE PLC ADR (CHEMICALS & ALLIED PRODUCTS)                                                  1,010,800
         33,100    INVESCO PLC (HOLDING & OTHER INVESTMENT OFFICES)                                                         447,984
         12,231    JOHNSON MATTHEY PLC (CHEMICALS & ALLIED PRODUCTS)                                                        417,159
        510,400    LEGAL & GENERAL GROUP PLC (INSURANCE CARRIERS)                                                         1,395,152

20  Wells Fargo Advantage International Stock Funds

                                    Portfolio of Investments--September 30, 2007


OVERSEAS FUND
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                          VALUE
UNITED KINGDOM (CONTINUED)
         56,338    NATIONAL GRID PLC (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
                   EQUIPMENT)                                                                                       $       903,695
         67,227    ROLLS ROYCE GROUP PLC (AEROSPACE, DEFENSE)                                                               718,678
         22,200    ROYAL DUTCH SHELL PLC CLASS A (OIL & GAS EXTRACTION)                                                     916,143
         20,760    SMITHS GROUP PLC (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
                   EQUIPMENT)                                                                                               454,056
        323,260    VODAFONE GROUP PLC (COMMUNICATIONS)                                                                    1,167,350
         15,233    WOLSELEY PLC (WHOLESALE TRADE NON-DURABLE GOODS)                                                         257,592
         37,200    YELL GROUP PLC (COMMUNICATIONS)                                                                          326,516

                                                                                                                         13,433,764
                                                                                                                    ---------------

TOTAL COMMON STOCKS (COST $64,560,579)                                                                                   80,403,131
                                                                                                                    ---------------

COLLATERAL FOR SECURITIES LENDING: 2.72%

COLLATERAL INVESTED IN MONEY MARKET FUNDS: 2.72%
      2,228,673    BANK OF NEW YORK INSTITUTIONAL CASH RESERVE FUND                                                       2,228,673
                                                                                                                    ---------------

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $2,228,673)                                                                 2,228,673
                                                                                                                    ---------------

SHORT-TERM INVESTMENTS: 2.05%
      1,681,702    WELLS FARGO ADVANTAGE MONEY MARKET TRUST~+++                                                           1,681,702
                                                                                                                    ---------------

TOTAL SHORT-TERM INVESTMENTS (COST $1,681,702)                                                                            1,681,702
                                                                                                                    ---------------

TOTAL INVESTMENTS IN SECURITIES
(COST $68,470,954)*                             102.78%                                                             $    84,313,506

OTHER ASSETS AND LIABILITIES, NET                (2.78)                                                                  (2,280,788)
                                                ------                                                              ---------------

TOTAL NET ASSETS                                100.00%                                                             $    82,032,718
                                                ------                                                              ---------------

--------------------------------------------------------------------------------
+     Non-income earning securities.

(a) Security fair valued in accordance with the procedures approved by the Board of Trustees.

<<    All or a portion of this security is on loan. (See Note 2)

++ Securities that may be resold to "qualified institutional buyers" under rule 144A or securities offered pursuant to section 4(2) of the Securities Act of 1933, as amended.

~ This Wells Fargo Advantage Fund invests cash balances that it retains for liquidity purposes in a Wells Fargo Advantage Money Market Fund. The fund does not pay an investment advisory fee for such investments.

+++   Security of an affiliate of the fund with a cost of $1,681,702.

* Cost for federal income tax purposes is $68,540,857 and net unrealized appreciation (depreciation) consists of:

      Gross unrealized appreciation                    $ 18,279,761
      Gross unrealized depreciation                      (2,507,112)
                                                       ------------
      Net unrealized appreciation (depreciation)       $ 15,772,649

The accompanying notes are an integral part of these financial statements.

Statements of Assets and Liabilities--September 30, 2007

                             Wells Fargo Advantage International Stock Funds  21


                                                                                            Asia Pacific       Overseas
                                                                                                Fund             Fund
-------------------------------------------------------------------------------------------------------------------------
  ASSETS
     Investments
        In securities, at market value .................................................   $  551,925,597   $  80,403,131
        Collateral for securities loaned (Note 2) ......................................       25,357,656       2,228,673
        Investments in affiliates ......................................................        4,494,617       1,681,702
                                                                                           ------------------------------
     Total investments at market value (see cost below) ................................      581,777,870      84,313,506
                                                                                           ------------------------------
     Foreign currency, at value ........................................................       23,307,581               0
     Receivable for Fund shares issued .................................................        3,353,440           5,095
     Receivable for investments sold ...................................................       10,627,896         910,679
     Receivables for dividends and interest ............................................        1,208,204         189,170
                                                                                           ------------------------------
  Total assets .........................................................................      620,274,991      85,418,450
                                                                                           ------------------------------
  LIABILITIES
     Foreign taxes payable .............................................................           68,346               0
     Payable for Fund shares redeemed ..................................................          837,358          68,949
     Payable for investments purchased .................................................        9,029,134       1,034,534
     Payable to investment advisor and affiliates (Note 3) .............................          606,094          49,797
     Payable for securities loaned (Note 2) ............................................       25,357,656       2,228,673
     Accrued expenses and other liabilities ............................................           92,484           3,779
                                                                                           ------------------------------
  Total liabilities ....................................................................       35,991,072       3,385,732
                                                                                           ------------------------------
  TOTAL NET ASSETS .....................................................................   $  584,283,919   $  82,032,718
                                                                                           ==============================
  NET ASSETS CONSIST OF
     Paid-in capital ...................................................................   $  414,678,122   $  64,979,376
     Undistributed net investment income (loss) ........................................       (1,090,022)        643,507
     Undistributed net realized gain (loss) on investments .............................       77,084,328         566,646
     Net unrealized appreciation (depreciation) of investments, foreign currencies and
       translation of assets and liabilities denominated in foreign currencies .........       93,611,491      15,843,189
                                                                                           ------------------------------
  TOTAL NET ASSETS .....................................................................   $  584,283,919   $  82,032,718
                                                                                           ==============================
  COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE 1
     Net assets - Class A ..............................................................   $      430,662              NA
     Shares outstanding - Class A ......................................................           27,200              NA
     Net asset value per share - Class A ...............................................   $        15.83              NA
     Maximum offering price per share - Class A 2 ......................................   $        16.80              NA
     Net assets - Class C ..............................................................   $       43,736              NA
     Shares outstanding - Class C ......................................................            2,767              NA
     Net asset value and offering price per share - Class C ............................   $        15.81              NA
     Net assets - Institutional Class ..................................................               NA   $   9,080,258
     Shares outstanding - Institutional Class ..........................................               NA         654,093
     Net asset value and offering price per share - Institutional Class ................               NA   $       13.88
     Net assets - Investor Class .......................................................   $  583,809,521   $  72,952,460
     Shares outstanding - Investor Class ...............................................       36,898,730       5,286,099
     Net asset value and offering price per share - Investor Class .....................   $        15.82   $       13.80
                                                                                           ------------------------------
  Investments at cost ..................................................................   $  488,429,382   $  68,470,954
                                                                                           ------------------------------
  Foreign currencies at cost ...........................................................   $   22,920,523   $           0
                                                                                           ------------------------------
  Securities on loan, at market value (Note 2) .........................................   $   24,310,485   $   2,134,561
                                                                                           ------------------------------

--------------------------------------------------------------------------------
1     Each Fund has an unlimited number of authorized shares.

2 Maximum offering price is computed as 100/94.25 of net asset value. On investments of $50,000 or more, the offering price is reduced.

The accompanying notes are an integral part of these financial statements.

22  Wells Fargo Advantage International Stock Funds

                 Statements of Operations--For the Year Ended September 30, 2007


                                                                                            Asia Pacific       Overseas
                                                                                                Fund             Fund
-------------------------------------------------------------------------------------------------------------------------
  INVESTMENT INCOME
     Dividends 1 .......................................................................   $    7,775,898   $   1,918,841
     Interest ..........................................................................            2,898               0
     Income from affiliated securities .................................................        1,591,891          50,914
     Securities lending income, net ....................................................          237,013          38,707
                                                                                           ------------------------------
  Total investment income ..............................................................        9,607,700       2,008,462
                                                                                           ------------------------------
  EXPENSES
     Advisory fees .....................................................................        5,254,019         715,961
     Administration fees
        Fund Level .....................................................................          239,089          37,682
        Class A ........................................................................               55              NA
        Class C ........................................................................                7              NA
        Institutional Class ............................................................               NA           5,787
        Investor Class .................................................................        1,195,392         272,524
     Custody fees ......................................................................        1,195,448          75,364
     Shareholder servicing fees (Note 3) ...............................................        1,195,448         170,328
     Accounting fees ...................................................................           46,875          31,403
     Distribution fees (Note 3)
        Class C ........................................................................               20              NA
     Professional fees .................................................................           68,162          28,660
     Registration fees .................................................................           39,291          24,873
     Shareholder reports ...............................................................          124,186          18,660
     Trustees' fees ....................................................................            8,955           8,955
     Other fees and expenses ...........................................................           13,258          10,150
                                                                                           ------------------------------
  Total expenses .......................................................................       9,380,205        1,400,347
                                                                                           ------------------------------
  LESS
     Waived fees and reimbursed expenses (Note 3) ......................................       (1,487,901)       (336,755)
     Net expenses ......................................................................        7,892,304       1,063,592
                                                                                           ------------------------------
  Net investment income (loss) .........................................................        1,715,396         944,870
                                                                                           ------------------------------
  REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

  NET REALIZED GAIN (LOSS) FROM
    Securities, foreign currencies and foreign currency translation ....................       76,721,772       8,380,783
                                                                                           ------------------------------
  Net realized gain and loss from investments ..........................................       76,721,772       8,380,783
                                                                                           ------------------------------
  NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF
    Securities, foreign currencies and foreign currency translation ....................       94,238,290       6,746,628
                                                                                           ------------------------------
  Net change in unrealized appreciation (depreciation) of investments ..................       94,238,290       6,746,628
                                                                                           ------------------------------
  Net realized and unrealized gain (loss) on investments ...............................      170,960,062      15,127,411
                                                                                           ------------------------------
  NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ......................   $  172,675,458   $  16,072,281
                                                                                           ==============================

1 Net of foreign withholding taxes of ..................................................   $      528,185   $     164,835

--------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

                                          THIS PAGE IS INTENTIONALLY LEFT BLANK.

24  Wells Fargo Advantage International Stock Funds


                                             Statements of Changes in Net Assets

                                                                                                      ASIA PACIFIC FUND
                                                                                            ---------------------------------------
                                                                                                  For the              For the
                                                                                                Year Ended            Year Ended
                                                                                            September 30, 2007   September 30, 2006
-----------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   Beginning Net Assets .................................................................     $  373,743,849       $  186,088,160

OPERATIONS
   Net investment income (loss) .........................................................          1,715,396            1,976,106
   Net realized gain (loss) on investments ..............................................         76,721,772           49,946,226
   Net change in unrealized appreciation (depreciation) of investments ..................         94,238,290          (18,690,808)
                                                                                              -----------------------------------
Net increase (decrease) in net assets resulting from operations .........................        172,675,458           33,231,524
                                                                                              -----------------------------------

DISTRIBUTIONS TO SHAREHOLDERS FROM
   Net investment income
      Institutional Class ...............................................................                 NA                   NA
      Investor Class ....................................................................         (1,195,272)          (1,131,717)
   Net realized gain on sales of investments
      Institutional Class ...............................................................                 NA                   NA
      Investor Class ....................................................................        (52,703,744)         (17,258,219)
                                                                                              -----------------------------------
Total distributions to shareholders .....................................................        (53,899,016)         (18,389,936)
                                                                                              -----------------------------------

CAPITAL SHARES TRANSACTIONS
   Proceeds from shares sold - Class A ..................................................            396,438                   NA
   Proceeds from redemption fees - Class A ..............................................                  4                   NA
   Cost of shares redeemed - Class A ....................................................             (1,027)                  NA
                                                                                              -----------------------------------
   Net increase (decrease) in net assets resulting from capital share transaction -
     Class A ............................................................................            395,415                   NA
                                                                                              -----------------------------------
   Proceeds from shares sold - Class C ..................................................             40,268                   NA
                                                                                              -----------------------------------
   Net increase (decrease) in net assets resulting from capital share transaction
     - Class C ..........................................................................             40,268                   NA
                                                                                              -----------------------------------
   Proceeds from shares sold - Institutional Class ......................................                 NA                   NA
   Proceeds from redemption fees - Institutional Class ..................................                 NA                   NA
   Reinvestment of distributions - Institutional Class ..................................                 NA                   NA
   Cost of shares redeemed - Institutional Class ........................................                 NA                   NA
                                                                                              -----------------------------------
   Net increase (decrease) in net assets resulting from capital share transaction -
     Institutional Class ................................................................                 NA                   NA
                                                                                              -----------------------------------
   Proceeds from shares sold - Investor Class ...........................................        238,911,390          300,793,444
   Proceeds from redemption fees - Investor Class .......................................             57,044              133,001
   Reinvestment of distributions - Investor Class .......................................         50,541,321           17,173,117
   Cost of shares redeemed - Investor Class .............................................       (198,181,810)        (145,285,461)
                                                                                              -----------------------------------
   Net increase (decrease) in net assets resulting from capital share transaction -
     Investor Class .....................................................................         91,327,945          172,814,101
                                                                                              -----------------------------------
Net increase (decrease) in net assets resulting from capital share transaction -
  Total .................................................................................         91,763,628          172,814,101
                                                                                              -----------------------------------
NET INCREASE (DECREASE) IN NET ASSETS ...................................................        210,540,070          187,655,689
                                                                                              ===================================
ENDING NET ASSETS .......................................................................     $  584,283,919       $  373,743,849
                                                                                              ===================================

SHARES ISSUED AND REDEEMED
   Shares sold - Class A ................................................................             27,275                   NA
   Shares redeemed - Class A ............................................................                (75)                  NA
                                                                                              -----------------------------------
   Net increase (decrease) in shares outstanding - Class A ..............................             27,200                   NA
                                                                                              -----------------------------------
   Shares sold - Class C ................................................................              2,767                   NA
                                                                                              -----------------------------------
   Net increase (decrease) in shares outstanding - Class C ..............................              2,767                   NA
                                                                                              -----------------------------------
   Shares sold - Institutional Class ....................................................                 NA                   NA
   Shares issued in reinvestment of distributions - Institutional Class .................                 NA                   NA
   Shares redeemed - Institutional Class ................................................                 NA                   NA
                                                                                              -----------------------------------
   Net increase (decrease) in shares outstanding - Institutional Class ..................                 NA                   NA
                                                                                              -----------------------------------
   Shares sold - Investor Class .........................................................         17,692,918           23,687,952
   Shares issued in reinvestment of distributions - Investor Class ......................          4,165,059            1,539,896
   Shares redeemed - Investor Class .....................................................        (14,708,329)         (11,615,497)
                                                                                              -----------------------------------
   Net increase (decrease) in shares outstanding - Investor Class .......................          7,149,648           13,612,351
                                                                                              -----------------------------------
Net increase (decrease) in shares outstanding resulting from capital share
  transactions ..........................................................................          7,179,615           13,612,351
                                                                                              -----------------------------------
ENDING BALANCE OF UNDISTRIBUTED NET INVESTMENT INCOME (LOSS) ............................     $   (1,090,022)      $   (1,235,203)
                                                                                              ===================================

--------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets

                             Wells Fargo Advantage International Stock Funds  25


                                                                                                         OVERSEAS FUND
                                                                                            ---------------------------------------
                                                                                                  For the              For the
                                                                                                Year Ended           Year Ended
                                                                                            September 30, 2007   September 30, 2006
-----------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   Beginning Net Assets .................................................................     $   69,550,836       $  69,720,781

OPERATIONS
   Net investment income (loss) .........................................................            944,870             993,088
   Net realized gain (loss) on investments ..............................................          8,380,783           4,036,931
   Net change in unrealized appreciation (depreciation) of investments ..................          6,746,628           3,714,126
                                                                                              ----------------------------------
Net increase (decrease) in net assets resulting from operations .........................         16,072,281           8,744,145
                                                                                              ----------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM
   Net investment income
      Institutional Class ...............................................................           (101,625)           (152,751)
      Investor Class ....................................................................           (777,789)         (1,156,671)
   Net realized gain on sales of investments
      Institutional Class ...............................................................           (203,691)         (1,600,016)
      Investor Class ....................................................................         (2,217,184)        (15,963,903)
                                                                                              ----------------------------------
Total distributions to shareholders .....................................................         (3,300,289)        (18,873,341)
                                                                                              ----------------------------------
CAPITAL SHARES TRANSACTIONS
   Proceeds from shares sold - Class A ..................................................                 NA                  NA
   Proceeds from redemption fees - Class A ..............................................                 NA                  NA
   Cost of shares redeemed - Class A ....................................................                 NA                  NA
                                                                                              ----------------------------------
   Net increase (decrease) in net assets resulting from capital share transaction -
     Class A ............................................................................                 NA                  NA
                                                                                              ----------------------------------
   Proceeds from shares sold - Class C ..................................................                 NA                  NA
                                                                                              ----------------------------------
   Net increase (decrease) in net assets resulting from capital share transaction -
     Class C ............................................................................                 NA                  NA
                                                                                              ----------------------------------
   Proceeds from shares sold - Institutional Class ......................................          3,827,652           1,410,331
   Proceeds from redemption fees - Institutional Class ..................................                239                 195
   Reinvestment of distributions - Institutional Class ..................................            304,577           1,752,765
   Cost of shares redeemed - Institutional Class ........................................         (2,499,679)         (2,040,004)
                                                                                              ----------------------------------
   Net increase (decrease) in net assets resulting from capital share transaction -
     Institutional Class ................................................................          1,632,789           1,123,287
                                                                                              ----------------------------------
   Proceeds from shares sold - Investor Class ...........................................         10,109,725           9,289,594
   Proceeds from redemption fees - Investor Class .......................................              2,144               2,461
   Reinvestment of distributions - Investor Class .......................................          2,931,978          16,658,025
   Cost of shares redeemed - Investor Class .............................................        (14,966,746)        (17,114,116)
                                                                                              ----------------------------------
   Net increase (decrease) in net assets resulting from capital share transaction -
     Investor Class .....................................................................         (1,922,899)          8,835,964
                                                                                              ----------------------------------
Net increase (decrease) in net assets resulting from capital share transaction -
  Total .................................................................................           (290,110)          9,959,251
                                                                                              ----------------------------------
NET INCREASE (DECREASE) IN NET ASSETS ...................................................         12,481,882            (169,945)
                                                                                              ==================================
ENDING NET ASSETS .......................................................................     $   82,032,718       $  69,550,836
                                                                                              ==================================
SHARES ISSUED AND REDEEMED
   Shares sold - Class A ................................................................                 NA                  NA
   Shares redeemed - Class A ............................................................                 NA                  NA
                                                                                              ----------------------------------
   Net increase (decrease) in shares outstanding - Class A ..............................                 NA                  NA
                                                                                              ----------------------------------
   Shares sold - Class C ................................................................                 NA                  NA
                                                                                              ----------------------------------
   Net increase (decrease) in shares outstanding - Class C ..............................                 NA                  NA
                                                                                              ----------------------------------
   Shares sold - Institutional Class ....................................................            298,744             121,484
   Shares issued in reinvestment of distributions - Institutional Class .................             25,159             163,956
   Shares redeemed - Institutional Class ................................................           (194,365)           (178,553)
                                                                                              ----------------------------------
   Net increase (decrease) in shares outstanding - Institutional Class ..................            129,538             106,887
                                                                                              ----------------------------------
   Shares sold - Investor Class .........................................................            801,021             804,466
   Shares issued in reinvestment of distributions - Investor Class ......................            243,259           1,567,315
   Shares redeemed - Investor Class .....................................................         (1,188,421)         (1,454,522)
                                                                                              ----------------------------------
   Net increase (decrease) in shares outstanding - Investor Class .......................           (144,141)            917,259
                                                                                              ----------------------------------
Net increase (decrease) in shares outstanding resulting from capital share
  transactions ..........................................................................            (14,603)          1,024,146
                                                                                              ----------------------------------
ENDING BALANCE OF UNDISTRIBUTED NET INVESTMENT INCOME (LOSS) ............................     $      643,507       $     731,693
                                                                                              ==================================

26  Wells Fargo Advantage International Stock Funds         Financial Highlights


                                                           Beginning      Net        Net Realized    Distributions
                                                           Net Asset   Investment   and Unrealized      from Net     Distributions
                                                           Value Per     Income       Gain (Loss)      Investment       from Net
                                                             Share       (Loss)     on Investments       Income      Realized Gains
------------------------------------------------------------------------------------------------------------------------------------
ASIA PACIFIC FUND
------------------------------------------------------------------------------------------------------------------------------------
Class A
August 1, 2007 6 to September 30, 2007 .................     $14.75       0.01           1.07            0.00             0.00

Class C
August 1, 2007 6 to September 30, 2007 .................     $14.75       0.00           1.06            0.00             0.00

Investor Class
October 1, 2006 to September 30, 2007 ..................     $12.56       0.05           4.97           (0.03)           (1.73)
October 1, 2005 to September 30, 2006 ..................     $11.53       0.07           2.02           (0.06)           (1.00)
January 1, 2005 to September 30, 2005 8 ................     $10.22       0.07           1.47           (0.05)           (0.18)
January 1, 2004 to December 31, 2004 ...................     $ 8.98       0.05           1.75 4         (0.03)           (0.53)
January 1, 2003 to December 31, 2003 ...................     $ 5.66       0.03           3.38 5         (0.09)            0.00
January 1, 2002 to December 31, 2002 ...................     $ 6.18       0.00          (0.48)          (0.04)            0.00

OVERSEAS FUND
------------------------------------------------------------------------------------------------------------------------------------
Institutional Class
October 1, 2006 to September 30, 2007 ..................     $11.74       0.23 7         2.53           (0.20)           (0.42)
October 1, 2005 to September 30, 2006 ..................     $14.19       0.18           1.35           (0.26)           (3.72)
January 1, 2005 to September 30, 2005 8 ................     $13.35       0.08           0.76           (0.00)            0.00
January 1, 2004 to December 31, 2004 ...................     $11.41       0.24           1.96           (0.26)            0.00
January 1, 2003 6 to December 31, 2003 .................     $ 8.69       0.11 7         2.74           (0.13)            0.00

Investor Class
October 1, 2006 to September 30, 2007 ..................     $11.67       0.15 7         2.54           (0.14)           (0.42)
October 1, 2005 to September 30, 2006 ..................     $14.14       0.10           1.35           (0.20)           (3.72)
January 1, 2005 to September 30, 2005 8 ................     $13.35       0.29           0.50           (0.00)            0.00
January 1, 2004 to December 31, 2004 ...................     $11.41       0.14           1.95           (0.15)            0.00
January 1, 2003 to December 31, 2003 ...................     $ 8.69       0.07 7         2.72 4         (0.07)            0.00
January 1, 2002 to December 31, 2002 ...................     $10.86      (0.01)         (2.16)           0.00             0.00

--------------------------------------------------------------------------------
1 During each period, various fees and expenses were waived and reimbursed as indicated. The ratio of Gross Expenses to Average Net Assets reflects the expense ratio in the absence of any waivers and reimbursements (Note
      3).

2 Total return calculations do not include any sales charges, and would have been lower had certain expenses not been waived or reimbursed during the periods shown. Returns for periods less than one year are not annualized.

3 Calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

4     Includes $0.01 in redemption fees.

5     Includes $0.03 in redemption fees.

6     Commencement of operations.

7     Calculated based upon average shares outstanding.

8     The Fund changed its fiscal year-end from December 31 to September 30.

The accompanying notes are an integral part of these financial statements.

Financial Highlights         Wells Fargo Advantage International Stock Funds  27


                                                                   Ending        Ratio to Average Net Assets (Annualized) 1
                                                                  Net Asset   -----------------------------------------------
                                                       Return     Value Per   Net Investment    Gross     Expenses      Net
                                                     of Capital     Share     Income (Loss)    Expenses    Waived    Expenses
-----------------------------------------------------------------------------------------------------------------------------
ASIA PACIFIC FUND
-----------------------------------------------------------------------------------------------------------------------------
Class A
August 1, 2007 6 to September 30, 2007 ...........      0.00        $15.83         0.93%         1.91%     (0.41)%     1.50%

Class C
August 1, 2007 6 to September 30, 2007 ...........      0.00        $15.81         0.08%         2.64%     (0.39)%     2.25%

Investor Class
October 1, 2006 to September 30, 2007 ............      0.00        $15.82         0.34%         1.95%     (0.30)%     1.65%
October 1, 2005 to September 30, 2006 ............      0.00        $12.56         0.65%         1.96%     (0.31)%     1.65%
January 1, 2005 to September 30, 2005 8 ..........      0.00        $11.53         1.08%         1.92%     (0.23)%     1.69%
January 1, 2004 to December 31, 2004 .............      0.00        $10.22         0.57%         1.80%     (0.06)%     1.74%
January 1, 2003 to December 31, 2003 .............      0.00        $ 8.98         0.53%         1.97%     (0.28)%     1.69%
January 1, 2002 to December 31, 2002 .............      0.00        $ 5.66        (0.43)%        2.30%     (0.33)%     1.97%

OVERSEAS FUND
-----------------------------------------------------------------------------------------------------------------------------
Institutional Class
October 1, 2006 to September 30, 2007 ............      0.00        $13.88         1.76%         1.33%     (0.38)%     0.95%
October 1, 2005 to September 30, 2006 ............      0.00        $11.74         1.88%         1.34%     (0.39)%     0.95%
January 1, 2005 to September 30, 2005 8 ..........      0.00        $14.19         1.05%         1.33%     (0.37)%     0.96%
January 1, 2004 to December 31, 2004 .............      0.00        $13.35         1.87%         0.91%     (0.06)%     0.85%
January 1, 2003 6 to December 31, 2003 ...........      0.00        $11.41         1.21%         7.62%     (6.71)%     0.91%

Investor Class
October 1, 2006 to September 30, 2007 ............      0.00        $13.80         1.19%         1.90%     (0.44)%     1.46%
October 1, 2005 to September 30, 2006 ............      0.00        $11.67         1.41%         1.91%     (0.45)%     1.46%
January 1, 2005 to September 30, 2005 8 ..........      0.00        $14.14         1.56%         1.89%     (0.43)%     1.46%
January 1, 2004 to December 31, 2004 .............      0.00        $13.35         1.03%         1.88%     (0.44)%     1.44%
January 1, 2003 to December 31, 2003 .............      0.00        $11.41         0.77%         1.94%     (0.47)%     1.47%
January 1, 2002 to December 31, 2002 .............      0.00        $ 8.69        (0.12)%        2.12%     (0.33)%     1.79%

                                                                Portfolio    Net Assets at
                                                      Total     Turnover     End of Period
                                                     Return 2    Rate 3     (000's omitted)
-------------------------------------------------------------------------------------------
ASIA PACIFIC FUND
-------------------------------------------------------------------------------------------
Class A
August 1, 2007 6 to September 30, 2007 ...........     7.32%       184%     $           431

Class C
August 1, 2007 6 to September 30, 2007 ...........     7.19%       184%     $            44

Investor Class
October 1, 2006 to September 30, 2007 ............    44.31%       184%     $       583,810
October 1, 2005 to September 30, 2006 ............    19.38%       167%     $       373,744
January 1, 2005 to September 30, 2005 8 ..........    15.38%       117%     $       186,088
January 1, 2004 to December 31, 2004 .............    20.45%       153%     $       126,395
January 1, 2003 to December 31, 2003 .............    60.25%       286%     $        93,041
January 1, 2002 to December 31, 2002 .............    (7.78)%      159%     $        57,458

OVERSEAS FUND
-------------------------------------------------------------------------------------------
Institutional Class
October 1, 2006 to September 30, 2007 ............    24.33%        66%     $         9,080
October 1, 2005 to September 30, 2006 ............    14.23%        40%     $         6,157
January 1, 2005 to September 30, 2005 8 ..........     6.30%       111%     $         5,929
January 1, 2004 to December 31, 2004 .............    19.26%        22%     $           180
January 1, 2003 6 to December 31, 2003 ...........    32.77%        41%     $           157

Investor Class
October 1, 2006 to September 30, 2007 ............    23.78%        66%     $        72,953
October 1, 2005 to September 30, 2006 ............    13.52%        40%     $        63,394
January 1, 2005 to September 30, 2005 8 ..........     5.93%       111%     $        63,792
January 1, 2004 to December 31, 2004 .............    18.29%        22%     $       119,585
January 1, 2003 to December 31, 2003 .............    32.16%        41%     $       155,972
January 1, 2002 to December 31, 2002 .............   (19.98)%       46%     $        84,251

28  Wells Fargo Advantage International Stock Funds

                                                   Notes to Financial Statements


1. ORGANIZATION

Wells Fargo Funds Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. The Trust commenced operations on November 8, 1999, and at September 30, 2007, was comprised of 114 separate series (each, a "Fund", collectively, the "Funds"). These financial statements present the Asia Pacific Fund and Overseas Fund. Each Fund is a diversified series of the Trust.

The separate classes of shares offered by each Fund differ principally in applicable sales charges and distribution, shareholder servicing and administration fees. Shareholders of each class bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of a Fund, earn income from the portfolio, and are allocated unrealized gains and losses pro rata based on the average daily net assets of each class, without distinction between share classes. Dividends are determined separately for each class based on income and expenses allocable to each class. Realized gains and losses are allocated to each class pro rata based upon the net assets of each class on the date realized. Differences in per share dividend rates generally result from the relative weightings of pro rata income and realized gain allocations and from differences in separate class expenses, including distribution, shareholder servicing, and administration fees.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Trust, are in conformity with accounting principles generally accepted in the United States of America ("GAAP") for investment companies.

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements listed on the NASDAQ, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Under the Trust's organizational documents, their officers and directors are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust's maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

SECURITIES VALUATION

Investments in securities are valued each business day as of the close of regular trading on the New York Stock Exchange, which is usually 4:00 p.m. (Eastern Time). Securities, which are traded on a national or foreign securities exchange, are valued at the last reported sales price. Securities listed on The NASDAQ Stock Market, Inc. ("NASDAQ") are valued at the NASDAQ Official Closing Price ("NOCP"), and if no NOCP is available, then at the last reported sales price. If no sales price is shown on NASDAQ, the bid price will be used. In the absence of any sale of securities listed on the NASDAQ, and in the case of other securities, including U.S. Government obligations, but excluding debt securities maturing in 60 days or less, the price will be deemed "stale" and the valuations will be determined in accordance with the Funds' Fair Valuation Procedures.

Securities denominated in foreign currencies are translated into U.S. dollars using the closing rates of exchange in effect on the day of valuation.

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign investments are traded but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of the investments, then those investments are fair valued following procedures approved by the Board of Trustees. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Depending on market activity, such fair valuations may be frequent. In light of the judgment involved in fair value decisions, there can be no assurance that a fair value assigned to a particular security is

Notes to Financial Statements

                             Wells Fargo Advantage International Stock Funds  29


accurate. Such fair value pricing may result in NAVs that are higher or lower than NAVs based on the closing price or latest quoted bid price.

Debt securities maturing in 60 days or less generally are valued at amortized cost. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity, which approximates market value.

Investments which are not valued using (any of) the method(s) discussed above are valued at their fair value as determined by procedures established in good faith and approved by the Board of Trustees.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Securities transactions are recorded on a trade date basis. Realized gains or losses are reported on the basis of identified cost of securities delivered. Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily.

Dividend income is recognized on the ex-dividend date, except for certain dividends from foreign securities, which are recorded as soon as the Fund is informed of the ex-dividend date. Dividend income from foreign securities is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

FOREIGN CURRENCY TRANSLATION

The accounting records are maintained in U.S. dollars. Assets, including investment securities, and liabilities denominated in foreign currency are translated into U.S. dollars at the prevailing rates of exchange at the date of valuation. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities, at fiscal period-end, resulting from changes in exchange rates.

The changes in net assets arising from changes in exchange rates and the changes in net assets resulting from changes in market prices of securities at fiscal period-end are not separately presented. Such changes are recorded with net realized and unrealized gain from investments. Gains and losses from certain foreign currency transactions are treated as ordinary income for U.S. federal income tax purposes.

DISTRIBUTIONS TO SHAREHOLDERS

Net investment income, if any, is declared and distributed to shareholders annually. Distributions to shareholders from net realized capital gains, if any, are declared and distributed at least annually.

For federal income tax purposes, a Fund may designate as capital gains distributions the earnings and profits distributed to shareholders on the redemption of fund shares during the year.

Distributions are based on amounts calculated in accordance with the applicable federal income tax regulations, which may differ from GAAP. The timing and character of distributions made during the period from net investment income or net realized gains may also differ from their ultimate characterization for federal income tax purposes. To the extent that these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment. Temporary differences do not require reclassifications.

At September 30, 2007, as a result of permanent book-to-tax differences, the following reclassification adjustments were made on the Statement of Assets and
Liabilities:

--------------------------------------------------------------------------------
                     Undistributed Net   Undistributed Net
FUND                 Investment Income   Realized Gain/Loss    Paid-in Capital
--------------------------------------------------------------------------------
ASIA PACIFIC FUND       $ (374,943)          $ 374,943              $ 0
--------------------------------------------------------------------------------
OVERSEAS FUND             (153,642)            153,642                0
--------------------------------------------------------------------------------

30  Wells Fargo Advantage International Stock Funds

                                                   Notes to Financial Statements


FEDERAL INCOME TAXES

Each Fund is treated as a separate entity for federal income tax purposes. It is the policy of each Fund of the Trust to continue to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code (the "Code"), and to make distributions of substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required at September 30, 2007.

At September 30, 2007, net capital loss carryforwards, which are available to offset future net realized capital gains, were:

--------------------------------------------------------------------------------
                                                               Capital Loss
FUND                                      Expiration Year     Carryforwards
--------------------------------------------------------------------------------
OVERSEAS FUND                                  2009           $ 3,885,024
                                               2010             1,942,513
--------------------------------------------------------------------------------

At September 30, 2007, current year deferred post-October currency losses, which will be treated as realized for tax purposes on the first day of the succeeding year, were:

--------------------------------------------------------------------------------
                                                                    Deferred
                                                                  Post-October
FUND                                                             Currency Loss
--------------------------------------------------------------------------------
ASIA PACIFIC FUND                                                 $ 2,128,138
--------------------------------------------------------------------------------
OVERSEAS FUND                                                         141,858
--------------------------------------------------------------------------------

FORWARD FOREIGN CURRENCY CONTRACTS

The Funds may enter into forward foreign currency contracts to protect against a possible loss resulting from an adverse change in the relationship between foreign currencies and the U.S. dollar, or between foreign currencies. A forward contract is an agreement between two counterparties for future delivery or receipt of currency at a specified price. Risks arise from the possible inability of counterparties to meet the terms of their contracts and from movements in currency values. Realized gains or losses are recognized when the transaction is completed. Contracts, which have been offset but have not reached their settlement date, are included in unrealized gains and losses. As of September 30, 2007, there were no outstanding forward foreign currency contracts.

SECURITY LOANS

The Funds may loan securities in return for securities, irrevocable letters of credit or cash collateral, which is invested in various short-term fixed income securities. A Fund may receive compensation for lending securities in the form of fees or by retaining a portion of interest on the investment securities or cash received as collateral. A Fund also continues to receive interest or dividends on the securities loaned. Security loans are secured at all times by collateral. The collateral is equal to at least 102% of the market value of the securities loaned plus accrued interest when the transaction is entered into. The collateral supporting loans of domestic and foreign equity securities and corporate bonds are remarked daily while collateral supporting loans of U.S. Government securities are remarked back to 102% only if the given collateral falls below 100% of the market value of the securities loans plus any accrued interest. Gain or loss in the market price of the securities loaned that may occur during the term of the loan are reflected in the value of the Fund. The risks from securities lending are that the borrower may not provide additional collateral when required or return the securities when due or when called for by the Fund. Wells Fargo Bank, N.A., the Funds' custodian, acts as the securities lending agent for the Funds and receives for its services 25% of the revenues earned on the securities lending activities (reduced from 30%, effective September 1, 2007) and incurs all expenses. The value of the securities on loan and the value of the related collateral at September 30, 2007, are shown on the Statements of Assets and Liabilities.

Notes to Financial Statements

                             Wells Fargo Advantage International Stock Funds  31


3. EXPENSES

ADVISORY FEES

The Trust has entered into an advisory contract with Wells Fargo Funds Management, LLC ("Funds Management"). Funds Management is responsible for implementing investment policies and guidelines and for supervising the subadviser, who is responsible for day-to-day portfolio management.

Pursuant to the contract, Funds Management is entitled to receive an advisory fee for its services as adviser. Funds Management may retain the services of certain investment subadvisers to provide daily portfolio management. The fees related to subadvisory services are borne directly by the adviser and do not increase the overall fees paid by a Fund to the adviser. Funds Management and the investment subadviser(s) are entitled to be paid a monthly fee at the following annual rates:

------------------------------------------------------------------------------------------------------------
                                            Advisory                                            Subadvisory
                                           Fees (% of                                           Fees (% of
                        Average Daily     Average Daily                      Average Daily     Average Daily
FUND                     Net Assets        Net Assets)      Subadviser        Net Assets        Net Assets)
------------------------------------------------------------------------------------------------------------
ASIA PACIFIC FUND    First $500 million       1.100       Wells Capital   First $100 million      0.650
                      Next $500 million       1.050         Management     Next $100 million      0.550
                        Next $2 billion       1.000                        Over $200 million      0.450
                        Next $2 billion       0.975
                        Over $5 billion       0.950
------------------------------------------------------------------------------------------------------------
OVERSEAS FUND        First $500 million       0.950          New Star      First $50 million      0.350
                      Next $500 million       0.900       Institutional    Next $500 million      0.290
                        Next $2 billion       0.850          Managers      Over $550 million      0.200
                        Next $2 billion       0.825          Limited
                        Over $5 billion       0.800
------------------------------------------------------------------------------------------------------------

ADMINISTRATION AND TRANSFER AGENT FEES

The Trust has entered into an Administration Agreement with Funds Management. Under this Agreement, for providing administrative services, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers, Funds Management is entitled to receive the following annual fees:

-------------------------------------------------------------------------------------------------
                                                                              Administration Fees
                                                          Average Daily        (% of Average
                                                            Net Assets         Daily Net Assets)
-------------------------------------------------------------------------------------------------
Fund Level--Both Asia Pacific Fund and Overseas Fund     First $5 billion             0.05
                                                          Next $5 billion             0.04
                                                         Over $10 billion             0.03
-------------------------------------------------------------------------------------------------
Class Specific:
   ASIA PACIFIC FUND               Class A               All asset levels             0.28
                                   Class C               All asset levels             0.28
                               Investor Class            All asset levels             0.25
-------------------------------------------------------------------------------------------------
   OVERSEAS FUND             Institutional Class         All asset levels             0.08
                               Investor Class            All asset levels             0.40
-------------------------------------------------------------------------------------------------

The trust has entered into an agreement with Boston Financial Data Services ("BFDS") as the transfer agent for the Trust. BFDS is entitled to receive fees from the administrator for its services as transfer agent.

32  Wells Fargo Advantage International Stock Funds

                                                   Notes to Financial Statements


CUSTODY FEES

The Trust has entered into a contract with Wells Fargo Bank, N.A. ("WFB"), whereby WFB is responsible for providing custody services. Pursuant to the contract, WFB is entitled to a monthly fee for custody services at the following annual rates:

--------------------------------------------------------------------------------
                                                                 % of Average
FUND                                                           Daily Net Assets
--------------------------------------------------------------------------------
ASIA PACIFIC FUND                                                     0.25
--------------------------------------------------------------------------------
OVERSEAS FUND                                                         0.10
--------------------------------------------------------------------------------

SHAREHOLDER SERVICING FEES

The Trust has entered into contracts with one or more shareholder servicing agents, whereby each Fund is charged the following annual fees:

--------------------------------------------------------------------------------
                                                                % of Average
SHARE CLASS                                                    Daily Net Assets
--------------------------------------------------------------------------------
Class A                                                               0.25
--------------------------------------------------------------------------------
Class C                                                               0.25
--------------------------------------------------------------------------------
Institutional Class                                                   None

Investor Class                                                        0.25
--------------------------------------------------------------------------------

For the year ended September 30, 2007, shareholder servicing fees paid were as follows:

--------------------------------------------------------------------------------
FUND                                   Class A      Class C     INVESTOR CLASS
--------------------------------------------------------------------------------
ASIA PACIFIC FUND                       $ 49          $ 7         $ 1,195,392
--------------------------------------------------------------------------------
OVERSEAS FUND                             NA           NA             170,328
--------------------------------------------------------------------------------

DISTRIBUTION FEES

The Trust has adopted a Distribution Plan (the "Plan") for Class C shares of the applicable Funds pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are charged to the Class C shares and paid to Wells Fargo Funds Distributor, LLC at an annual rate of 0.75% of average daily net assets.

For the year ended September 30, 2007, distribution fees incurred are disclosed on the Statements of Operations.

OTHER FEES

PFPC, Inc. ("PFPC") serves as fund accountant for the Trust and is entitled to receive an annual asset-based fee and an annual fixed fee from each Fund. PFPC is also entitled to be reimbursed for all out-of-pocket expenses reasonably incurred in providing these services.

Each Fund also bears its share of other fees and expenses incurred in the normal course of business, including but not limited to: professional fees, registration fees, shareholder reporting costs, and Trustees fees and expenses. The Trust compensates its Trustees for their services, plus travel and other expenses incurred in attending Board meetings.

WAIVED FEES AND REIMBURSED EXPENSES

All amounts shown as waived fees or reimbursed expenses in the Statements of Operations, for the year ended September 30, 2007, were waived by Funds Management proportionately from all classes, first from advisory fees, and then from any Class specific expenses, if applicable. Funds Management has contractually committed through January 31, 2009, to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Funds. Net operating expense ratios in effect for the year ended September 30, 2007, were as follows:

------------------------------------------------------------------------------------------------------
                                   Net Operating Expense Ratios
                                   ----------------------------
FUND                   Class A*            Class C*               Institutional Class   Investor Class
------------------------------------------------------------------------------------------------------
ASIA PACIFIC FUND       1.60%                2.35%                        NA                 1.65%
------------------------------------------------------------------------------------------------------
OVERSEAS FUND             NA                   NA                        0.95                1.46%
------------------------------------------------------------------------------------------------------

*     Class A and Class C commenced operations on June 29, 2007.

Notes to Financial Statements

                             Wells Fargo Advantage International Stock Funds  33


4. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, exclusive of short-term securities and U.S. government obligations (securities with maturities of one year or less at purchase date) for the year ended September 30, 2007, were as follows:

--------------------------------------------------------------------------------
FUND                                          Purchases at Cost   Sales Proceeds
--------------------------------------------------------------------------------
ASIA PACIFIC FUND                               $ 831,303,721      $ 796,624,958
--------------------------------------------------------------------------------
OVERSEAS FUND                                      49,497,651         52,328,313
--------------------------------------------------------------------------------

5. BANK BORROWINGS

Wells Fargo Funds Trust and Wells Fargo Variable Trust (excluding the money market funds) share in a revolving Credit Agreement with The Bank of New York, whereby the Funds are permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. The agreement permits borrowings of up to $150 million, collectively. Interest is charged to each Fund based on its borrowing at a rate equal to the Federal Funds Rate plus 0.40%. In addition, the Funds pay a quarterly commitment fee equal to 0.1% per annum of the credit line.

For the year ended September 30, 2007, the Asia Pacific Fund and Overseas Fund had no borrowings under the agreement.

6. DISTRIBUTION TO SHAREHOLDERS

The tax character of distributions paid during the years ended September 30, 2007, and September 30, 2006, was as follows:

-------------------------------------------------------------------------------------------------------------
                           Ordinary Income              Long-term Capital Gain               Total
                      ---------------------------   ---------------------------   ---------------------------
FUND                     2007           2006            2007           2006           2007           2006
-------------------------------------------------------------------------------------------------------------
ASIA PACIFIC FUND     $ 33,943,475   $ 15,747,262   $ 19,955,541   $  2,642,672   $ 53,899,016   $ 18,389,934
-------------------------------------------------------------------------------------------------------------
OVERSEAS FUND            1,254,720      1,339,883      2,045,569     17,533,459      3,300,289     18,873,342
-------------------------------------------------------------------------------------------------------------

As of September 30, 2007, the components of distributable earnings on a tax basis are shown on the table below. The difference between book basis and tax basis appreciation is attributable to tax deferral of losses on wash sales and different book and tax treatment of the exchange in share class of investments in mutual funds.

-------------------------------------------------------------------------------------------------------------------------
                      Undistributed    Undistributed      Unrealized                         Currency
                        Ordinary         Long-Term       Appreciation     Capital Loss         Loss
FUND                     Income            Gain         (Depreciation)    Carryforward*    Carryforward       Total
-------------------------------------------------------------------------------------------------------------------------
ASIA PACIFIC FUND      $ 62,409,020     $ 16,480,058     $ 92,844,857     $ (2,128,138)        $ 0         $ 169,605,797
-------------------------------------------------------------------------------------------------------------------------
OVERSEAS FUND             1,237,828        6,010,239       15,774,671       (5,969,396)          0            17,053,342
-------------------------------------------------------------------------------------------------------------------------

* This amount includes any post-October loss, which will reverse on the first day of the following fiscal year.

7. LEGAL AND REGULATORY MATTERS

In 2004, the predecessor Strong Funds' investment adviser and affiliates (collectively, "Strong") entered into agreements with certain regulators, including the SEC and the New York Attorney General ("NYAG"), to settle market-timing investigations. In the settlements, Strong agreed to pay investor restoration and civil penalties. Although some portion of these payments is likely to be distributed to predecessor Strong Fund shareholders, no determination has yet been made as to the distribution of these amounts, and the successor funds are not expected to receive any portion of these payments. The NYAG settlement imposed fee reductions across the predecessor Strong fund complex (excluding money market funds and very short-term income funds) totaling at least $35 million by May 2009. Funds Management has agreed to honor these fee reductions for the benefit of shareholders across the successor funds. Although civil litigation against Strong and certain predecessor Strong Funds relating to these matters is continuing, neither the current adviser nor the successor funds is a party to any such suit.

34  Wells Fargo Advantage International Stock Funds

                                                   Notes to Financial Statements


8. NEW ACCOUNTING PRONOUNCEMENTS

In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 48 ("FIN 48"), "Accounting for Uncertainty in Income Taxes." This standard defines the threshold for recognizing the benefits of tax-return positions in the financial statements as "more-likely-than-not"to be sustained by the taxing authority and requires measurement of a tax position meeting the more-likely-than-not criterion, based on the largest benefit that is more than 50 percent likely to be realized. FIN 48 is effective as of the beginning of the first fiscal year beginning after December 15, 2006 (January 1, 2007 for calendar-year companies), with early application permitted if no interim financial statements have been issued. In December 2006, the SEC issued a letter allowing for an implementation delay for funds until the last NAV calculation in the first required reporting period for fiscal years beginning after December 15, 2006. At adoption, companies must adjust their financial statements to reflect only those tax positions that are more-likely-than-not to be sustained as of the adoption date. As of September 30, 2007, Management does not believe the impact of the adoption of FIN 48 will be material to the financial statements.

In September 2006, the FASB issued Statement on Financial Accounting Standards ("SFAS") No. 157, "Fair Value Measurements." This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of September 30, 2007, Management does not believe the adoption of SFAS No. 157 will impact the financial statement amounts, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.

Report of Independent Registered Public Accounting Firm

                             Wells Fargo Advantage International Stock Funds  35


BOARD OF TRUSTEES AND SHAREHOLDERS OF
WELLS FARGO FUNDS TRUST:

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of the Asia Pacific Fund and Overseas Fund, (the "Funds"), two of the Funds constituting the Wells Fargo Funds Trust, as of September 30, 2007, and the related statements of operations for the year then ended, statements of changes in net assets for each of the years in the two year period then ended and the financial highlights for the years or periods in the four year period then ended. The financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for the years or periods ended December 31, 2003 and prior, were audited by other auditors. Those auditors expressed an unqualified opinion on those financial highlights in their reports dated February 3, 2004.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2007, by correspondence with custodian and brokers. As to securities purchased or sold but not yet received or delivered, we performed other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the aforementioned Funds of Wells Fargo Funds Trust as of September 30, 2007, the results of their operations for the year then ended, the changes in their net assets for each of the years in the two year period then ended and the financial highlights for the periods indicated in the first paragraph above, in conformity with U.S. generally accepted accounting principles.

                                                     /s/ KPMG LLP

Philadelphia, Pennsylvania
November 21, 2007

36  Wells Fargo Advantage International Stock Funds            Other Information


PROXY VOTING INFORMATION

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222, visiting our Web site at WWW.WELLSFARGO.COM/ADVANTAGEFUNDS, or visiting the SEC Web site at www.sec.gov. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Funds'Web site at WWW.WELLSFARGO.COM/ADVANTAGEFUNDS or by visiting the SEC Web site at WWW.SEC.GOV.

TAX INFORMATION

Pursuant to Section 852(b)(3) of the Internal Revenue Code, the following Funds designate the amounts listed below as a long-term capital gain distribution for the year ended September 30, 2007:

--------------------------------------------------------------------------------
                                                                  Capital Gain
FUND                                                                Dividend
--------------------------------------------------------------------------------
ASIA PACIFIC FUND                                                 $ 19,955,541
--------------------------------------------------------------------------------
OVERSEAS FUND                                                        2,045,569
--------------------------------------------------------------------------------

Pursuant to Section 854(b)(2) of the Internal Revenue Code, the Funds listed below designate a percentage of their ordinary income dividends distributed during the year ended September 30, 2007 as qualifying for the corporate dividends-received deduction:

--------------------------------------------------------------------------------
                                                             Dividend-Received
                                                                  Deduction
                                                            (% of ordinary Fund
FUND                                                          income dividends)
--------------------------------------------------------------------------------
ASIA PACIFIC FUND                                                  0.04
--------------------------------------------------------------------------------

Pursuant to Section 1(h)(11) of the Internal Revenue Code, the Funds listed below designate the following amounts of their income dividends paid during the year ended September 30, 2007 as qualified dividend income (QDI):

--------------------------------------------------------------------------------
FUND                                                                 QDI
--------------------------------------------------------------------------------
ASIA PACIFIC FUND                                               $ 2,931,315
--------------------------------------------------------------------------------
OVERSEAS FUND                                                     1,405,519
--------------------------------------------------------------------------------

Pursuant to Section 871(k)(2)(C) of the Code, the Funds listed below designate the following amounts as short-term capital gains dividends:

--------------------------------------------------------------------------------
                                                             Short-term Capital
FUND                                                           Gains Dividends
--------------------------------------------------------------------------------
ASIA PACIFIC FUND                                              $ 32,748,203
--------------------------------------------------------------------------------
OVERSEAS FUND                                                       375,337
--------------------------------------------------------------------------------

Pursuant to Section 871(k)(1)(C) of the Code, the Funds listed below designate the following amounts as interest-related dividends:

--------------------------------------------------------------------------------
                                                             Interest-Related
FUND                                                              Dividends
--------------------------------------------------------------------------------
ASIA PACIFIC FUND                                                $272,983
--------------------------------------------------------------------------------

Other Information            Wells Fargo Advantage International Stock Funds  37


PORTFOLIO HOLDINGS INFORMATION

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222, visiting our Web site at WWW.WELLSFARGO.COM/ADVANTAGEFUNDS, or visiting the SEC Web site at WWW.SEC.GOV. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Funds' Web site at WWW.WELLSFARGO.COM/ADVANTAGEFUNDs or by visiting the SEC Web site at WWW.SEC.GOV.

BOARD OF TRUSTEES

The following table provides basic information about the Board of Trustees (the "Trustees") of the Wells Fargo Funds Trust (the "Trust"). This table supplements, and should be read in conjunction with, the Prospectus and the Statement of Additional Information 1 of each Fund. Each of the Trustees listed below acts in identical capacities for each of the 149 funds comprising the Trust, Wells Fargo Variable Trust and Wells Fargo Master Trust (collectively the "Fund Complex"). All of the non-interested Trustees are also members of the Audit and Governance Committees of each Trust in the Fund Complex. The address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

NON-INTERESTED TRUSTEES

------------------------------------------------------------------------------------------------------------------------------------
                       Position Held and
Name and Age           Length of Service 2         Principal Occupations During Past Five Years                  Other Directorships
------------------------------------------------------------------------------------------------------------------------------------
Thomas S. Goho         Trustee, since 1987         Education Consultant to the Director of the Institute for     None
65                                                 Executive Education of the Babcock Graduate School of
                                                   Management of Wake Forest University. Prior thereto, the
                                                   Thomas Goho Chair of Finance of Wake Forest University,
                                                   Calloway School of Business and Accountancy, from 2006-2007 and Associate Professor of Finance from 1999-2005.
------------------------------------------------------------------------------------------------------------------------------------
Peter G. Gordon        Trustee, since 1998         Chairman,CEO and Co-Founder of Crystal Geyser Water Company   None
65                     (Chairman since 2005)       and President of Crystal Geyser Roxane Water Company.
                       (Lead Trustee since 2001)
------------------------------------------------------------------------------------------------------------------------------------
Richard M. Leach       Trustee, since 1987         Retired. Prior thereto, President of Richard M. Leach         None
74                                                 Associates (a financial consulting firm).
------------------------------------------------------------------------------------------------------------------------------------
Olivia S. Mitchell     Trustee, since 2006         Professor of Insurance and Risk Management, Wharton School,   None
54                                                 University of Pennsylvania. Director of the Boettner Center
                                                   on Pensions and Retirement Research. Research Associate and
                                                   Board Member, Penn Aging Research Center. Research
                                                   Associate, National Bureau of Economic Research.
------------------------------------------------------------------------------------------------------------------------------------
Timothy J. Penny       Trustee, since 1996         Senior Counselor to the public relations firm of Himle-       None
55                                                 Horner and Senior Fellow at the Humphrey Institute,
                                                   Minneapolis, Minnesota (a public policy organization).
------------------------------------------------------------------------------------------------------------------------------------
Donald C. Willeke      Trustee, since 1996         Principal of the law firm of Willeke & Daniels.               None
67
------------------------------------------------------------------------------------------------------------------------------------

INTERESTED TRUSTEE 3

------------------------------------------------------------------------------------------------------------------------------------
                       Position Held and
Name and Age           Length of Service 2         Principal Occupations During Past Five Years                  Other Directorships
------------------------------------------------------------------------------------------------------------------------------------
J. Tucker Morse        Trustee, since 1987         Private Investor/Real Estate Developer. Prior thereto,        None
63                                                 Chairman of Whitepoint Capital, LLC until 2004.
------------------------------------------------------------------------------------------------------------------------------------

38  Wells Fargo Advantage International Stock Funds            Other Information


OFFICERS

------------------------------------------------------------------------------------------------------------------------------------
                       Position Held and
Name and Age           Length of Service 2         Principal Occupations During Past Five Years                  Other Directorships
------------------------------------------------------------------------------------------------------------------------------------
Karla M. Rabusch       President, since 2003       Executive Vice President of Wells Fargo Bank, N.A. and        None
48                                                 President of Wells Fargo Funds Management, LLC since 2003.
                                                   Senior Vice President and Chief Administrative Officer of
                                                   Wells Fargo Funds Management, LLC from 2001 to 2003.
------------------------------------------------------------------------------------------------------------------------------------
C. David Messman       Secretary, since 2000;      Senior Vice President and Secretary of Wells Fargo Funds      None
47                     Chief Legal Counsel         Management, LLC since 2001. Vice President and Managing
                       since 2003                  Senior Counsel of Wells Fargo Bank, N.A. since 1996.
------------------------------------------------------------------------------------------------------------------------------------
Stephen W. Leonhardt   Treasurer, since 2007       Vice President and Manager of Fund Accounting, Reporting      None
48                                                 and Tax for Wells Fargo Funds Management, LLC since 2007.
                                                   From 2002 to 2004, Controller for Sungard Transaction
                                                   Networks. Chief Operating Officer for UMB Fund Services,
                                                   Inc. from 2004 to 2005. Director of Fund Administration and
                                                   SEC Reporting for TIAA-CREF from 2005 to 2007.
------------------------------------------------------------------------------------------------------------------------------------
Dorothy A. Peters      Chief Compliance Officer,   Head of Mutual Fund Compliance for Wells Fargo Bank and       None
45                     since 2004                  Wells Fargo Funds Management, LLC from 1995 to 2002: Chief
                                                   Compliance Officer of Wells Fargo Funds Management, LLC
                                                   since 2004.
------------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1 The Statement of Additional Information includes additional information about the Funds'Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the Funds'Web site at WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

2 Length of service dates reflects a Trustee's commencement of service with the Trust's predecessor entities.

3 As of September 30, 2007, one of the seven Trustees is considered an "interested person" of the Trusts as defined in the Investment Company Act of 1940. The interested Trustee, J. Tucker Morse, is affiliated with a government securities dealer that is registered under the Securities Exchange Act of 1934, which is not itself affiliated with Wells Fargo Funds Management, LLC.

List of Abbreviations        Wells Fargo Advantage International Stock Funds  39


The following is a list of common abbreviations for terms and entities which may have appeared in this report.

ABAG     -- Association of Bay Area Governments
ADR      -- American Depositary Receipt
AMBAC    -- American Municipal Bond Assurance Corporation
AMT      -- Alternative Minimum Tax
ARM      -- Adjustable Rate Mortgages
BART     -- Bay Area Rapid Transit
CDA      -- Community Development Authority
CDO      -- Collateralized Debt Obligation
CDSC     -- Contingent Deferred Sales Charge
CGIC     -- Capital Guaranty Insurance Company
CGY      -- Capital Guaranty Corporation
COP      -- Certificate of Participation
CP       -- Commercial Paper
CTF      -- Common Trust Fund
DW&P     -- Department of Water & Power
DWR      -- Department of Water Resources
ECFA     -- Educational & Cultural Facilities Authority
EDFA     -- Economic Development Finance Authority
ETET     -- Eagle Tax-Exempt Trust
FFCB     -- Federal Farm Credit Bank
FGIC     -- Financial Guaranty Insurance Corporation
FHA      -- Federal Housing Authority
FHAG     -- Federal Housing Agency
FHLB     -- Federal Home Loan Bank
FHLMC    -- Federal Home Loan Mortgage Corporation
FNMA     -- Federal National Mortgage Association
GDR      -- Global Depositary Receipt
GNMA     -- Government National Mortgage Association
GO       -- General Obligation
HCFR     -- Healthcare Facilities Revenue
HEFA     -- Health & Educational Facilities Authority
HEFAR    -- Higher Education Facilities Authority Revenue
HFA      -- Housing Finance Authority
HFFA     -- Health Facilities Financing Authority
IDA      -- Industrial Development Authority
IDAG     -- Industrial Development Agency
IDR      -- Industrial Development Revenue
LIBOR    -- London Interbank Offered Rate
LLC      -- Limited Liability Corporation
LOC      -- Letter of Credit
LP       -- Limited Partnership
MBIA     -- Municipal Bond Insurance Association
MFHR     -- Multi-Family Housing Revenue
MTN      -- Medium Term Note
MUD      -- Municipal Utility District
PCFA     -- Pollution Control Finance Authority
PCR      -- Pollution Control Revenue
PFA      -- Public Finance Authority
PFFA     -- Public Facilities Financing Authority
plc      -- Public Limited Company
PSFG     -- Public School Fund Guaranty
R&D      -- Research & Development
RDA      -- Redevelopment Authority
RDFA     -- Redevelopment Finance Authority
REITS    -- Real Estate Investment Trusts
SFHR     -- Single Family Housing Revenue
SFMR     -- Single Family Mortgage Revenue
SLMA     -- Student Loan Marketing Association
TBA      -- To Be Announced
TRAN     -- Tax Revenue Anticipation Notes
USD      -- Unified School District
XLCA     -- XL Capital Assurance

THIS PAGE IS INTENTIONALLY LEFT BLANK.

                                          THIS PAGE IS INTENTIONALLY LEFT BLANK.

THIS PAGE IS INTENTIONALLY LEFT BLANK.

       ----------------
[LOGO] WELLS  ADVANTAGE
       FARGO  FUNDS
       ----------------

More information about WELLS FARGO ADVANTAGE FUNDS is available free upon request. To obtain literature, please write, e-mail, visit the Funds' Web site, or call:

WELLS FARGO ADVANTAGE FUNDS
P.O. Box 8266
Boston, MA 02266-8266
E-mail: wfaf@wellsfargo.com

Web site: www.wellsfargo.com/advantagefunds
Individual Investors: 1- 800-222-8222
Retail Investment Professionals: 1- 888-877-9275
Institutional Investment Professionals: 1- 866-765-0778

THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL INFORMATION OF THE SHAREHOLDERS OF WELLS FARGO ADVANTAGE FUNDS. IF THIS REPORT IS USED FOR PROMOTIONAL PURPOSES, DISTRIBUTION OF THE REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENT PROSPECTUS. FOR A PROSPECTUS CONTAINING MORE COMPLETE INFORMATION, INCLUDING CHARGES AND EXPENSES, CALL 1-800-222-8222 OR VISIT THE FUNDS' WEB SITE AT WWW.WELLSFARGO.COM/ADVANTAGEFUNDS. PLEASE CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES, AND EXPENSES OF THE INVESTMENT CAREFULLY BEFORE INVESTING. THIS AND OTHER INFORMATION ABOUT WELLS FARGO ADVANTAGE FUNDS CAN BE FOUND IN THE CURRENT PROSPECTUS. READ THE PROSPECTUS CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

"Dow Jones" and "Dow Jones Target Date Indexes" are service marks of Dow Jones & Company, Inc. and have been licensed for use for certain purposes by Global Index Advisors, Inc. and Wells Fargo Funds Management, LLC. The Dow Jones Target Date Indexes are based in part on the Lehman Brothers Bond Indexes, which are published by Lehman Brothers Inc. The WELLS FARGO ADVANTAGE DOW JONES TARGET DATE FUNDS, based on the Dow Jones Target Date Indexes, are not sponsored, endorsed, sold or promoted by Dow Jones or Lehman Brothers, and neither Dow Jones nor Lehman Brothers makes any representation regarding the advisability of investing in such product(s) and/or about the quality, accuracy and/or completeness of the Dow Jones Target Date Indexes or the Lehman Brothers Bond Indexes. IN NO EVENT SHALL DOW JONES, LEHMAN BROTHERS OR ANY OF THEIR LICENSORS HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for WELLS FARGO ADVANTAGE FUNDS. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by WELLS FARGO FUNDS DISTRIBUTOR, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

                -----------------------------------------------------
                NOT FDIC INSURED o NO BANK GUARANTEE o MAY LOSE VALUE
                -----------------------------------------------------

--------------------------------------------------------------------------------
(C) 2007 Wells Fargo       www.wellsfargo.com/advantagefunds        107231 11-07
Funds Management, LLC.                                         AINLD/AR107 10-07
All rights reserved.

                                                               -----------------
                                                        [LOGO] WELLS  ADVANTAGE
                                                               FARGO  FUNDS
                                                               -----------------

--------------------------------------------------------------------------------

[GRAPHIC OMITTED]          Annual Report
                           September 30, 2007

--------------------------------------------------------------------------------

                           WELLS FARGO ADVANTAGE ALLOCATION FUNDS

                           o  WELLS FARGO ADVANTAGE AGGRESSIVE ALLOCATION FUND

                           o  WELLS FARGO ADVANTAGE ASSET ALLOCATION FUND

                           o  WELLS FARGO ADVANTAGE CONSERVATIVE ALLOCATION FUND

                           o  WELLS FARGO ADVANTAGE GROWTH BALANCED FUND

                           o  WELLS FARGO ADVANTAGE MODERATE BALANCED FUND

WANT TO RECEIVE YOUR ANNUAL AND SEMI-ANNUAL REPORTS FASTER?

Sign up for eDelivery at www.wellsfargo.com/advantagefunds, Keyword: eDocs.

Contents
--------------------------------------------------------------------------------

LETTER TO SHAREHOLDERS ...................................................     2

PERFORMANCE HIGHLIGHTS
Aggressive Allocation Fund ...............................................     6
Asset Allocation Fund ....................................................    10
Conservative Allocation Fund .............................................    14
Growth Balanced Fund .....................................................    18
Moderate Balanced Fund ...................................................    22

FUND EXPENSES ............................................................    26

PORTFOLIO OF INVESTMENTS
Aggressive Allocation Fund ...............................................    28
Asset Allocation Fund ....................................................    29
Conservative Allocation Fund .............................................    45
Growth Balanced Fund .....................................................    46
Moderate Balanced Fund ...................................................    47

FINANCIAL STATEMENTS
Statements of Assets and Liabilities .....................................    48
Statements of Operations .................................................    50
Statements of Changes in Net Assets ......................................    52
Financial Highlights .....................................................    58

NOTES TO FINANCIAL STATEMENTS ............................................    62

REPORT OF INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM ...................................................    70

MASTER PORTFOLIOS

PORTFOLIO OF INVESTMENTS
C&B Large Cap Value Portfolio ............................................    71
Disciplined Growth Portfolio .............................................    76
Emerging Growth Portfolio ................................................    81
Equity Income Portfolio ..................................................    87
Equity Value Portfolio ...................................................    93
Index Portfolio ..........................................................    99
International Core Portfolio .............................................   115
International Growth Portfolio ...........................................   119
International Index Portfolio ............................................   123
International Value Portfolio ............................................   146
Large Cap Appreciation Portfolio .........................................   151
Large Company Growth Portfolio ...........................................   157
Small Cap Index Portfolio ................................................   162
Small Company Growth Portfolio ...........................................   180
Small Company Value Portfolio ............................................   187
Strategic Small Cap Value Portfolio ......................................   194

FINANCIAL STATEMENTS
Statements of Assets and Liabilities .....................................   206
Statements of Operations .................................................   210
Statements of Changes in Net Assets ......................................   214
Financial Highlights .....................................................   222

NOTES TO FINANCIAL STATEMENTS ............................................   224

REPORT OF INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM ...................................................   231

OTHER INFORMATION ........................................................   232

LIST OF ABBREVIATIONS ....................................................   235

--------------------------------------------------------------------------------

The views expressed are as of September 30, 2007, and are those of the Fund managers. The views are subject to change at any time in response to changing circumstances in the market and are not intended to predict or guarantee the future performance of any individual security, market sector or the markets generally, or the WELLS FARGO ADVANTAGE ALLOCATION FUNDS.

-----------------------------------------------------
NOT FDIC INSURED o NO BANK GUARANTEE o MAY LOSE VALUE
-----------------------------------------------------

[GRAPHIC OMITTED]

WELLS FARGO INVESTMENT HISTORY

1971   INTRODUCED ONE OF THE FIRST INSTITUTIONAL INDEX FUNDS.

1978 ONE OF THE FIRST FIRMS TO APPLY ASSET ALLOCATION THEORY TO INVESTMENT PORTFOLIO MANAGEMENT.

1985 ONE OF THE FIRST FIRMS TO CREATE A THREE-WAY ASSET ALLOCATION FUND THAT "TILTS" INVESTMENTS TOWARD PORTIONS OF THE MARKET THAT OUR PROPRIETARY MODELS INDICATE WILL PERFORM BETTER.

1994 INTRODUCED TARGET DATE FUNDS THAT AUTOMATICALLY REALLOCATE THE ASSET MIX OVER SPECIFIC TIME HORIZONS.

1997 WELLS FARGO LAUNCHED THE WEALTHBUILDER PORTFOLIOS, A UNIQUE "FUND OF FUNDS" THAT USES FLEXIBLE ASSET ALLOCATION STRATEGIES TO SHIFT ASSETS.

1999 REORGANIZED THE NORWEST ADVANTAGE FUNDS(R) AND STAGECOACH FUNDS(R) INTO THE WELLS FARGO FUNDS(R).

2003 EXPANDED FIXED-INCOME, SMALL CAP, AND EMERGING MARKETS LINEUP FROM MONTGOMERY ASSET MANAGEMENT, LLC.

2004 ADDED ADDITIONAL LARGE CAP AND MID CAP FUNDS TO THE LINEUP BY ADOPTING THE COOKE & BIELER VALUE FUNDS.

2005 WELLS FARGO FUNDS MERGED WITH STRONG FUNDS TO BECOME WELLS FARGO ADVANTAGE FUNDS, FORMING A FUND FAMILY OF OVER 120 FUNDS AND PLACING IT AMONG THE TOP 20 MUTUAL FUND FAMILIES IN THE UNITED STATES.

2006 ENHANCED AND RENAMED THE WELLS FARGO ADVANTAGE OUTLOOK FUNDS(SM) TO THE WELLS FARGO ADVANTAGE DOW JONES TARGET DATE FUNDS(SM), WHICH SEEK TO REPLICATE RETURNS OF THE APPROPRIATE DOW JONES TARGET DATE INDEXES, THE FIRST LIFE CYCLE INDEXES IN THE INVESTMENT INDUSTRY.

WELLS FARGO ADVANTAGE FUNDS(R)

Integrity. Expertise. Solutions.

GUIDED BY A DISTINGUISHED HERITAGE. Since 1852 Wells Fargo has distinguished itself by safely delivering people and their valuables to distant destinations. To meet the needs of a vibrant, expanding nation, the company successfully forged partnerships with local specialists who knew the terrain.

Although much has changed since then, WELLS FARGO ADVANTAGE FUNDS continues to put the same time and effort into selecting independent portfolio management teams who oversee our Funds. It's our way of maintaining this early commitment to integrity and expertise and to providing solutions that help you reach your destination.

INDEPENDENT THINKING. With a primary focus on delivering long-term performance and risk management, our approach offers investors access to the strategic thinking of independent investment teams from 15 different management firms. While each of our teams concentrates on a specific strategy, collectively they provide in-depth knowledge and insight across distinct investment styles.

TIME-TESTED APPROACH. Our teams are chosen for their expertise in particular investment styles and for their consistent, repeatable processes. All remain independent and free to concentrate solely on managing money and producing results. Our strict adherence to this approach provides a consistent focus on long-term results and allows investors to tap into the expertise of leading institutional investment managers to create fully diversified portfolios.

SOLUTIONS FOR EVERY STAGE. WELLS FARGO ADVANTAGE FUNDS provides investors with strategic investment solutions that help navigate the complex and ever-changing investment landscape. Our diverse family of mutual funds includes more than 120 Funds that cover a broad spectrum of investment styles and asset classes, and each Fund has its own disciplined approach to investing.


NOT PART OF THE ANNUAL REPORT.

WELLS FARGO ADVANTAGE FUNDS OFFERS MORE THAN 120 MUTUAL FUNDS ACROSS A WIDE RANGE OF ASSET CLASSES, REPRESENTING OVER $143 BILLION IN ASSETS UNDER MANAGEMENT, AS OF SEPTEMBER 30, 2007.

EQUITY FUNDS
--------------------------------------------------------------------------------
Asia Pacific Fund
C&B Large Cap Value Fund
C&B Mid Cap Value Fund
Capital Growth Fund
Common Stock Fund
Discovery Fund
Diversified Equity Fund
Diversified Small Cap Fund
Dividend Income Fund
Emerging Growth Fund
Emerging Markets Focus Fund
Endeavor Large Cap Fund
Endeavor Select Fund
Enterprise Fund
Equity Income Fund
Equity Index Fund
Equity Value Fund
Growth and Income Fund
Growth Fund
Growth Equity Fund
Index Fund
International Core Fund
International Equity Fund
International Value Fund
Large Cap Appreciation Fund
Large Cap Growth Fund
Large Company Core Fund
Large Company Growth Fund
Mid Cap Disciplined Fund
Mid Cap Growth Fund
Opportunity Fund
Overseas Fund
Small Cap Disciplined Fund
Small Cap Growth Fund
Small Cap Opportunities Fund
Small Cap Value Fund
Small Company Growth Fund
Small Company Value Fund
Small/Mid Cap Value Fund
Specialized Financial Services Fund
Specialized Health Sciences Fund
Specialized Technology Fund
Strategic Small Cap Value Fund
U.S. Value Fund
Value Fund

BOND FUNDS
--------------------------------------------------------------------------------
California Limited-Term Tax-Free Fund
California Tax-Free Fund
Colorado Tax-Free Fund
Corporate Bond Fund
Diversified Bond Fund
Government Securities Fund 1
High Income Fund
High Yield Bond Fund
Income Plus Fund
Inflation-Protected Bond Fund
Intermediate Government Income Fund 1
Intermediate Tax-Free Fund
Minnesota Tax-Free Fund
Municipal Bond Fund
National Limited-Term Tax-Free Fund
National Tax-Free Fund
Nebraska Tax-Free Fund
Short Duration Government Bond Fund 1
Short-Term Bond Fund
Short-Term High Yield Bond Fund
Short-Term Municipal Bond Fund
Stable Income Fund
Strategic Income Fund
Total Return Bond Fund
Ultra Short-Term Income Fund
Ultra Short-Term Municipal Income Fund
Ultra-Short Duration Bond Fund
Wisconsin Tax-Free Fund

ASSET ALLOCATION FUNDS
--------------------------------------------------------------------------------
Aggressive Allocation Fund
Asset Allocation Fund
Balanced Fund
Conservative Allocation Fund
Growth Balanced Fund
Moderate Balanced Fund
Life Stage-Aggressive Portfolio
Life Stage-Conservative Portfolio
Life Stage-Moderate Portfolio
WealthBuilder Conservative Allocation Portfolio
WealthBuilder Equity Portfolio
WealthBuilder Growth Allocation Portfolio
WealthBuilder Growth Balanced Portfolio
WealthBuilder Moderate Balanced Portfolio
WealthBuilder Tactical Equity Portfolio
Target Today Fund 2
Target 2010 Fund 2
Target 2015 Fund 2
Target 2020 Fund 2
Target 2025 Fund 2
Target 2030 Fund 2
Target 2035 Fund 2
Target 2040 Fund 2
Target 2045 Fund 2
Target 2050 Fund 2

MONEY MARKET FUNDS
--------------------------------------------------------------------------------
100% Treasury Money Market Fund 1
California Tax-Free Money Market Fund
California Tax-Free Money Market Trust
Cash Investment Money Market Fund
Government Money Market Fund 1
Heritage Money Market Fund
Liquidity Reserve Money Market Fund
Minnesota Money Market Fund
Money Market Fund
Money Market Trust
Municipal Money Market Fund
National Tax-Free Money Market Fund
National Tax-Free Money Market Trust
Overland Express Sweep Fund
Prime Investment Money Market Fund
Treasury Plus Money Market Fund 1

VARIABLE TRUST FUNDS 3
--------------------------------------------------------------------------------
VT Asset Allocation Fund
VT C&B Large Cap Value Fund
VT Discovery Fund
VT Equity Income Fund
VT International Core Fund
VT Large Company Core Fund
VT Large Company Growth Fund
VT Money Market Fund
VT Opportunity Fund
VT Small Cap Growth Fund
VT Small/Mid Cap Value Fund
VT Total Return Bond Fund

AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE WELLS FARGO ADVANTAGE MONEY MARKET FUNDS SEEK TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN A MONEY MARKET FUND.

--------------------------------------------------------------------------------
1 The U.S. Government guarantee applies to certain of the underlying securities and NOT to shares of the Fund.

2 The full name of this Fund series is the WELLS FARGO ADVANTAGE Dow Jones Target Date Funds(SM).

3 The Variable Trust Funds are generally available only through insurance company variable contracts.


NOT PART OF THE ANNUAL REPORT.

2 Wells Fargo Advantage Allocation Funds                  Letter to Shareholders


[PHOTO OMITTED]

KARLA M. RABUSCH,
President
WELLS FARGO ADVANTAGE FUNDS

--------------------------------------------------------------------------------

OUR GOAL IS TO OFFER YOU A HIGH-LEVEL OVERVIEW OF HOW THE FUND PERFORMED FOLLOWED BY A DISCUSSION OF THE DETAILS THAT AFFECTED FUND PERFORMANCE, CHANGES MADE TO THE FUND, AND THE PORTFOLIO MANAGER'S OUTLOOK FOR THE FUND.

--------------------------------------------------------------------------------

Dear Valued Shareholder,

You may have noticed that your annual report for the 12-month period that ended September 30, 2007, has a new look. We would like to call your attention to a few enhancements. First, we have redesigned your annual shareholder report so that Fund performance is at the beginning of the section for each Fund. Second, we have allocated more space for our letter to you and for the portfolio manager discussions of the Funds in each report. Third, you may want to look for "Fund Highlights" at the beginning of each commentary on the page following the Fund's performance. Our goal is to offer you a high-level overview of how the Fund performed followed by a discussion of the details that affected Fund performance, changes made to the Fund, and the portfolio manager's outlook for the Fund. We will continue to provide you with a general overview of the economy and the asset classes that are represented in each report. We hope that you find these improvements helpful and informative.

WEAKENING HOUSING MARKET CAPTURED THE ATTENTION OF ECONOMISTS AND INVESTORS DURING THE PERIOD.

Sales of new, single-family residences dropped dramatically during the period, and inventory as of August 31, 2007, represented an 8.2-month supply of new, unsold homes. Perhaps the second most talked-about economic event was the growing realization that the subprime mortgage market was beginning to negatively impact the financial and housing sectors of the market.

In response, banks began to tighten their lending practices during the summer and the Fed cut the bank discount lending rate by 50 basis points, to 5.75%, in mid-August 2007. The bank discount lending rate is what a central bank charges for loans to member banks. Then in September 2007, the Fed took another step toward easing the flow of money available for lending and lowered the federal funds rate by 50 basis points, to 4.75%. These changes in interest rates combined with real Gross Domestic Product growth that averaged between 2% and 3% during the 12-month period provided a positive environment for stocks.

For the entire 12-month period, mid cap stocks were the best performers, followed by small cap stocks and then large cap stocks. In terms of leadership rotation, small cap stocks dominated early in the period, then mid cap stocks took the lead, and finally large cap stocks were ahead by the end of the 12-month period. During this rotation, uncertainty and volatility continued.

In global markets, equity growth was brisk in spite of occasional market corrections. The currency strength of the euro and the British pound against the U.S. dollar contributed to the United States having a surge in exports. In the credit markets, Europe and Britain experienced some of the same concerns over liquidity as the U.S. credit markets, which resulted in tighter lending practices

Letter to Shareholders                  Wells Fargo Advantage Allocation Funds 3


overseas. Nevertheless, there has been little evidence of slowing in the European or Asian economies.

LIQUIDITY WAS THE MAIN CONCERN IN THE FIXED-INCOME ARENA, BOTH HERE AND ABROAD.

Liquidity in the fixed-income markets evaporated during the summer, causing a global credit crunch that widened spreads. Defaults in subprime mortgages were mostly to blame, because the global financial system seemed to discover collectively that these debt obligations were held in many different types of structured debt products and that expected cash flows were not likely to come in as promised. As a result, the likelihood of projected cash flows from such securitized debt was not as secure as purchasers had originally been led to believe and they sought the relative safety of U.S. Treasuries. At the same time, banks became cautious about lending money to one another and to businesses and consumers.

Surprisingly, investment-grade bonds did not suffer much during the recent months of the credit crunch. Corporate issues, asset-backed securities, and mortgage-backed securities each generated positive combined returns for July, August, and September, even as spreads widened in those sectors. High-yield corporate bonds did not fare as well as their investment-grade counterparts. Lower credit tiers had been the best performers during the months leading into the credit crunch, but that trend reversed very convincingly in June and July.

At the close of this 12-month period, investors were uncertain whether the credit crunch would persist for the upcoming months. Some indications suggested that liquidity was returning to the credit markets and that the Fed's monetary policy accommodation was having its intended effect. Certainly subprime distress will continue to challenge the credit markets, but to what degree remains unknown.

THE UNCERTAINTY OF FUTURE FED ACTION COMBINED WITH OTHER MARKET FORCES SUPPORTS OUR BELIEF THAT SUCCESSFUL INVESTING INCLUDES A BALANCED APPROACH OF OWNING A DIVERSIFIED PORTFOLIO WHILE KEEPING A LONG-TERM PERSPECTIVE.

While diversification may not prevent losses in a downturn, it may help to reduce them and provide you with one way of managing risk. Our diverse family of mutual funds may also help. We offer more than 120 Funds that cover a broad spectrum of investment styles and asset classes. Each Fund is managed according to a disciplined approach to investing that features the strategic thinking of portfolio managers chosen for their in-depth knowledge and methodology. We believe that our insistence on seeking investment teams who share our dedication to pursuing consistent long-term results offers you a way to navigate changing market conditions and move forward with your financial planning.

--------------------------------------------------------------------------------

THIS STABILIZATION OF INTEREST RATES COMBINED WITH REAL GROSS DOMESTIC PRODUCT GROWTH THAT AVERAGED BETWEEN 2% AND 3% DURING THE 12-MONTH PERIOD PROVIDED A POSITIVE ENVIRONMENT FOR STOCKS.

--------------------------------------------------------------------------------

4 Wells Fargo Advantage Allocation Funds                  Letter to Shareholders


--------------------------------------------------------------------------------

THANK YOU FOR CHOOSING WELLS FARGO ADVANTAGE FUNDS. WE APPRECIATE YOUR
                                                               CONFIDENCE IN US.

--------------------------------------------------------------------------------

Thank you for choosing WELLS FARGO ADVANTAGE FUNDS. We appreciate your confidence in us. Through each market cycle, we are committed to helping you meet your financial needs. If you have any questions about your investment, please contact your investment professional or call us at 1-800-222-8222. You may also want to visit our Web site at WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

Sincerely,

/s/ Karla M. Rabusch

Karla M. Rabusch
President
WELLS FARGO ADVANTAGE FUNDS

                                          THIS PAGE IS INTENTIONALLY LEFT BLANK.

6 Wells Fargo Advantage Allocation Funds                  Performance Highlights


WELLS FARGO ADVANTAGE AGGRESSIVE ALLOCATION FUND
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE

The WELLS FARGO ADVANTAGE AGGRESSIVE ALLOCATION FUND (the Fund) seeks total return, consisting primarily of capital appreciation.

INVESTMENT ADVISER

Wells Fargo Funds Management, LLC

SUBADVISER

Wells Capital Management Incorporated

MASTER PORTFOLIO SUBADVISERS

Artisan Partners Limited Partnership
Cadence Capital Management
Cooke & Bieler, L.P.
Galliard Capital Management, Inc.
LSV Asset Management
New Star Institutional Managers Limited
Peregrine Capital Management, Inc.
Smith Asset Management Group, L.P.
SSgA Funds Management
Systematic Financial Management, L.P.
Wells Capital Management Incorporated

PORTFOLIO MANAGERS

Doug Beath
Thomas C. Biwer, CFA
Galen G. Blomster, CFA
Christian L. Chan, CFA
Jeffrey P. Mellas
Andrew Owen, CFA

FUND INCEPTION

December 2, 1997

PERFORMANCE SUMMARY

12-MONTH TOTAL RETURN AS OF SEPTEMBER 30, 2007

--------------------------------------------------------------------------------
AGGRESSIVE ALLOCATION FUND                                               1-YEAR
--------------------------------------------------------------------------------
Administrator Class                                                      17.79%
--------------------------------------------------------------------------------
BENCHMARK
   Aggressive Allocation Composite Index 1                               14.95%
--------------------------------------------------------------------------------
   S&P 500 Index 2                                                       16.44%
--------------------------------------------------------------------------------
   Lehman Brothers U.S. Aggregate Index 3                                 5.14%
--------------------------------------------------------------------------------

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE ON THE FUNDS' WEB SITE-WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

ADMINISTRATOR CLASS SHARES ARE SOLD WITHOUT A FRONT-END SALES CHARGE OR CONTINGENT DEFERRED SALES CHARGE. NET AND GROSS EXPENSE RATIOS FOR ADMINISTRATOR SHARES ARE 1.00% AND 1.20%. THE INVESTMENT ADVISER HAS CONTRACTUALLY COMMITTED THROUGH JANUARY 31, 2009, TO WAIVE FEES AND/OR REIMBURSE EXPENSES TO THE EXTENT NECESSARY TO MAINTAIN THIS NET OPERATING EXPENSE RATIO. WITHOUT THESE REDUCTIONS, THE FUND'S RETURNS WOULD HAVE BEEN LOWER.

GROWTH OF $10,000 INVESTMENT 4
(AS OF SEPTEMBER 30, 2007)

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                WELLS FARGO ADVANTAGE AGGRESSIVE                     Lehman Brothers U.S. Aggregate   Aggressive Allocation
               ALLOCATION FUND - Administrator Class  S&P 500 Index           Bond Index                  Composite Index
 12/2/1997                  $10,000                      $10,000                $10,000                      $10,000
12/31/1997                  $10,013                      $10,172                $10,101                      $10,160
 1/31/1998                  $10,144                      $10,284                $10,230                      $10,283
 2/28/1998                  $10,704                      $11,025                $10,223                      $10,863
 3/31/1998                  $11,085                      $11,589                $10,258                      $11,277
 4/30/1998                  $11,225                      $11,706                $10,311                      $11,374
 5/31/1998                  $11,055                      $11,505                $10,409                      $11,202
 6/30/1998                  $11,375                      $11,972                $10,497                      $11,490
 7/31/1998                  $11,205                      $11,845                $10,520                      $11,354
 8/31/1998                  $ 9,923                      $10,134                $10,691                      $10,039
 9/30/1998                  $10,364                      $10,783                $10,941                      $10,511
10/31/1998                  $11,135                      $11,660                $10,883                      $11,168
11/30/1998                  $11,766                      $12,366                $10,945                      $11,705
12/31/1998                  $12,438                      $13,078                $10,978                      $12,251
 1/31/1999                  $12,791                      $13,625                $11,056                      $12,543
 2/28/1999                  $12,438                      $13,201                $10,863                      $12,154
 3/31/1999                  $12,821                      $13,730                $10,924                      $12,519
 4/30/1999                  $13,234                      $14,261                $10,958                      $13,012
 5/31/1999                  $13,043                      $13,925                $10,862                      $12,754
 6/30/1999                  $13,608                      $14,697                $10,828                      $13,246
 7/31/1999                  $13,376                      $14,239                $10,782                      $13,008
 8/31/1999                  $13,255                      $14,168                $10,776                      $12,907
 9/30/1999                  $13,002                      $13,780                $10,901                      $12,738
10/31/1999                  $13,507                      $14,652                $10,941                      $13,309
11/30/1999                  $13,850                      $14,950                $10,941                      $13,605
12/31/1999                  $14,377                      $15,830                $10,888                      $14,318
 1/31/2000                  $14,041                      $15,035                $10,852                      $13,809
 2/29/2000                  $14,204                      $14,750                $10,983                      $13,947
 3/31/2000                  $15,080                      $16,192                $11,128                      $14,788
 4/30/2000                  $14,836                      $15,705                $11,096                      $14,351
 5/31/2000                  $14,591                      $15,384                $11,091                      $14,068
 6/30/2000                  $14,989                      $15,763                $11,322                      $14,444
 7/31/2000                  $14,897                      $15,517                $11,425                      $14,231
 8/31/2000                  $15,498                      $16,480                $11,590                      $14,967
 9/30/2000                  $15,060                      $15,611                $11,663                      $14,449
10/31/2000                  $15,162                      $15,544                $11,740                      $14,298
11/30/2000                  $14,683                      $14,320                $11,932                      $13,410
12/31/2000                  $15,106                      $14,390                $12,154                      $13,672
 1/31/2001                  $15,330                      $14,900                $12,352                      $14,069
 2/28/2001                  $14,403                      $13,542                $12,460                      $13,081
 3/31/2001                  $13,700                      $12,685                $12,523                      $12,395
 4/30/2001                  $14,786                      $13,670                $12,471                      $13,193
 5/31/2001                  $14,818                      $13,762                $12,546                      $13,218
 6/30/2001                  $14,520                      $13,427                $12,593                      $13,015
 7/31/2001                  $14,403                      $13,295                $12,875                      $12,892
 8/31/2001                  $13,860                      $12,463                $13,022                      $12,374
 9/30/2001                  $12,805                      $11,457                $13,174                      $11,498
10/31/2001                  $13,061                      $11,675                $13,450                      $11,780
11/30/2001                  $14,009                      $12,571                $13,264                      $12,417
12/31/2001                  $14,224                      $12,681                $13,180                      $12,547
 1/31/2002                  $14,008                      $12,496                $13,287                      $12,376
 2/28/2002                  $13,748                      $12,255                $13,415                      $12,237
 3/31/2002                  $14,343                      $12,716                $13,192                      $12,647
 4/30/2002                  $13,943                      $11,945                $13,448                      $12,269
 5/31/2002                  $13,813                      $11,858                $13,562                      $12,200
 6/30/2002                  $13,196                      $11,013                $13,680                      $11,574
 7/31/2002                  $12,005                      $10,155                $13,845                      $10,803
 8/31/2002                  $11,983                      $10,222                $14,078                      $10,871
 9/30/2002                  $10,728                      $ 9,112                $14,306                      $10,000
10/31/2002                  $11,539                      $ 9,913                $14,241                      $10,589
11/30/2002                  $12,167                      $10,496                $14,238                      $11,094
12/31/2002                  $11,459                      $ 9,880                $14,532                      $10,666
 1/31/2003                  $11,119                      $ 9,621                $14,544                      $10,432
 2/28/2003                  $10,877                      $ 9,477                $14,745                      $10,310
 3/31/2003                  $10,954                      $ 9,568                $14,734                      $10,356
 4/30/2003                  $11,789                      $10,356                $14,855                      $11,080
 5/31/2003                  $12,371                      $10,901                $15,132                      $11,667
 6/30/2003                  $12,558                      $11,041                $15,102                      $11,804
 7/31/2003                  $12,997                      $11,235                $14,595                      $11,954
 8/31/2003                  $13,206                      $11,454                $14,692                      $12,192
 9/30/2003                  $13,019                      $11,333                $15,080                      $12,208
10/31/2003                  $13,811                      $11,973                $14,940                      $12,783
11/30/2003                  $13,942                      $12,079                $14,976                      $12,943
12/31/2003                  $14,559                      $12,712                $15,128                      $13,497
 1/31/2004                  $14,759                      $12,945                $15,250                      $13,740
 2/29/2004                  $14,937                      $13,125                $15,415                      $13,932
 3/31/2004                  $14,803                      $12,927                $15,530                      $13,855
 4/30/2004                  $14,570                      $12,724                $15,126                      $13,545
 5/31/2004                  $14,714                      $12,899                $15,066                      $13,673
 6/30/2004                  $14,937                      $13,149                $15,151                      $13,922
 7/31/2004                  $14,381                      $12,714                $15,301                      $13,532
 8/31/2004                  $14,336                      $12,765                $15,593                      $13,621
 9/30/2004                  $14,559                      $12,903                $15,635                      $13,820
10/31/2004                  $14,737                      $13,100                $15,766                      $14,052
11/30/2004                  $15,448                      $13,630                $15,640                      $14,595
12/31/2004                  $15,900                      $14,094                $15,784                      $15,045
 1/31/2005                  $15,472                      $13,750                $15,883                      $14,753
 2/28/2005                  $15,798                      $14,040                $15,790                      $15,024
 3/31/2005                  $15,517                      $13,791                $15,709                      $14,779
 4/30/2005                  $15,101                      $13,530                $15,921                      $14,545
 5/31/2005                  $15,573                      $13,960                $16,093                      $14,956
 6/30/2005                  $15,663                      $13,980                $16,181                      $15,069
 7/31/2005                  $16,327                      $14,500                $16,034                      $15,520
 8/31/2005                  $16,204                      $14,367                $16,239                      $15,502
 9/30/2005                  $16,395                      $14,484                $16,072                      $15,639
10/31/2005                  $16,147                      $14,242                $15,945                      $15,359
11/30/2005                  $16,721                      $14,780                $16,016                      $15,826
12/31/2005                  $16,737                      $14,786                $16,168                      $15,950
 1/31/2006                  $17,263                      $15,177                $16,169                      $16,446
 2/28/2006                  $17,286                      $15,218                $16,222                      $16,473
 3/31/2006                  $17,613                      $15,407                $16,063                      $16,704
 4/30/2006                  $17,858                      $15,614                $16,034                      $16,918
 5/31/2006                  $17,263                      $15,165                $16,017                      $16,463
 6/30/2006                  $17,193                      $15,186                $16,051                      $16,490
 7/31/2006                  $17,111                      $15,279                $16,268                      $16,549
 8/31/2006                  $17,543                      $15,642                $16,517                      $16,931
 9/30/2006                  $17,893                      $16,045                $16,662                      $17,223
10/31/2006                  $18,501                      $16,568                $16,772                      $17,751
11/30/2006                  $18,839                      $16,883                $16,967                      $18,113
12/31/2006                  $19,083                      $17,119                $16,868                      $18,309
 1/31/2007                  $19,420                      $17,378                $16,861                      $18,543
 2/28/2007                  $19,108                      $17,037                $17,121                      $18,407
 3/31/2007                  $19,332                      $17,228                $17,121                      $18,597
 4/30/2007                  $20,080                      $17,991                $17,214                      $19,220
 5/31/2007                  $20,727                      $18,619                $17,083                      $19,705
 6/30/2007                  $20,516                      $18,306                $17,032                      $19,456
 7/31/2007                  $20,030                      $17,739                $17,173                      $18,986
 8/31/2007                  $20,254                      $18,005                $17,384                      $19,190
 9/30/2007                  $21,076                      $18,678                $17,516                      $19,798

--------------------------------------------------------------------------------
1 The Aggressive Allocation Composite Index is weighted 20% in the S&P 500 Index, 20% in the Lehman Brothers U.S. Aggregate Index, 20% in the Russell 1000(R) Value Index, 20% in the Russell 1000(R) Growth, 12% in the Morgan Stanley Capital International Europe, Australasia and Far East ("MSCI EAFE") Index, and 8% in the Russell 2000(R) Index. The RUSSELL 1000(R) VALUE INDEX measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values. The RUSSELL 1000(R) GROWTH INDEX measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values. The MSCI EAFE INDEX is an unmanaged group of securities widely regarded by investors to be representations of the stock markets of Europe, Australasia and the Far East. The RUSSELL 2000(R) Index measures the performance of the 2,000 smallest companies in the Russell 3000 Index, which represents approximately 8% of the total market capitalization of the Russell 3000 Index. You cannot invest directly in an Index.

Performance Highlights                  Wells Fargo Advantage Allocation Funds 7

--------------------------------------------------------------------------------

MANAGER'S DISCUSSION

FUND HIGHLIGHTS

o The Fund's solid performance outpaced its composite benchmark and the S&P 500 Index as well as the Lehman Brothers U.S. Aggregate Index.

o Stocks outperformed bonds during the period, and the Fund's emphasis on stocks significantly added to Fund performance.

o The bond market had respectable gains, despite trouble from subprime mortgages.

EVEN WITH THE SLOWDOWN IN HOUSING, THE U.S. ECONOMY WAS RESILIENT AND CORPORATE PROFITS GREW AT A HEALTHY PACE.

The Fund emphasized stocks throughout most of the 12-month period, and this benefited the performance of the portfolio as stocks significantly outperformed bonds. Performance was strong across all equity styles and classes, with each major stock category producing double digit returns. International stocks continued to lead all equity classes, but after several years of underperforming, large cap stocks and growth stocks outperformed their small cap and value stock counterparts. Continuing problems in the U.S. subprime housing market caused extreme market volatility during the last quarter of the period. Stocks subsequently rallied in the final month after the Fed cut short-term rates by a higher-than-expected 50 basis points.

The bond market showed respectable gains during the 12-month period, despite its underperformance compared to stocks. Problems with subprime mortgages spread to the broader fixed-income markets during the final quarter ending in September. Although subsequent Fed easing reassured the overall bond market, inflation fears were evident in other markets, including higher commodity prices in the commodities markets, and continued dollar weakness in the foreign exchange markets, respectively.

--------------------------------------------------------------------------------
TEN LARGEST HOLDINGS 5,6
(AS OF SEPTEMBER 30, 2007)
--------------------------------------------------------------------------------
Exxon Mobil Corporation                                                   1.61%
--------------------------------------------------------------------------------
Microsoft Corporation                                                     1.55%
--------------------------------------------------------------------------------
Goldman Sachs Group Incorporated                                          1.51%
--------------------------------------------------------------------------------
Cisco Systems Incorporated                                                1.34%
--------------------------------------------------------------------------------
American International Group Incorporated                                 1.15%
--------------------------------------------------------------------------------
eBay Incorporated                                                         1.12%
--------------------------------------------------------------------------------
General Electric Company                                                  1.10%
--------------------------------------------------------------------------------
Bank of America Corporation                                               0.97%
--------------------------------------------------------------------------------
Medtronic Incorporated                                                    0.96%
--------------------------------------------------------------------------------
Google Incorporated Class A                                               0.88%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
2 The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market value weighted index with each stock's weight in the Index proportionate to its market value. You cannot invest directly in an Index.

3 The Lehman Brothers U.S. Aggregate Index includes bonds from the Treasury, government-related, corporate, agency, mortgage-backed securities, and asset-backed securities sectors. You cannot invest directly in an Index.

4 The chart compares the performance of the WELLS FARGO ADVANTAGE AGGRESSIVE ALLOCATION FUND Administrator Class shares for the life of the Fund with the Aggressive Allocation Composite Index, the S&P 500 Index and the Lehman Brothers U.S. Aggregate Index. The chart assumes a hypothetical $10,000 investment in Administrator Class shares and reflects all operating expenses.

8 Wells Fargo Advantage Allocation Funds                  Performance Highlights

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
NEUTRAL ALLOCATION 6
(AS OF SEPTEMBER 30, 2007)
--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

                             Stocks    Bonds
                              (80%)    (20%)

--------------------------------------------------------------------------------
EFFECTIVE ALLOCATION 6
(AS OF SEPTEMBER 30, 2007)
--------------------------------------------------------------------------------
                             Stocks     Bonds
                              (95%)      (5%)

WITH THE MOST RECENT SHIFT TOWARD STOCKS, THE PORTFOLIO MAINTAINED A LONG POSITION IN THE S&P 500 INDEX FUTURES AND WAS SHORT IN THE LONG-TERM U.S. TREASURY BOND FUTURES.

The Tactical Asset Allocation (TAA) Model, which seeks to enhance portfolio returns by shifting assets between stocks and bonds, maintained a 15% shift toward stocks until the quarter that ended in June, when it shifted to neutral. During the final quarter that ended in September, the TAA Model again employed a 15% shift toward stocks. To implement an overweight in stocks, the Fund has employed a hedged futures overlay transaction, thus keeping the portfolio's underlying assets near their long-term strategic asset allocation of 80% stocks and 20% bonds. With the futures overlay, the Fund had an effective target allocation of 95% stocks and 5% bonds at the end the period.

THE TAA MODEL INDICATES THAT STOCKS REMAIN ATTRACTIVE RELATIVE TO BONDS.

With stocks significantly outperforming long Treasury bonds, the 15% TAA Model shift toward stocks during most of the 12-month period improved the performance of the Fund. While stocks have outperformed the broad bond market, the TAA Model indicates that stocks remain attractive relative to bonds. As a result, the Fund will keep its overweighted position in stocks until the relative valuation between stocks and bonds returns to a more normal level.

--------------------------------------------------------------------------------
5 The Ten Largest Holdings are calculated based on the market value of the Master Trust portfolio securities allocable to the Fund divided by the total market value of the portfolio of investments of the Fund. See Notes to the Financial Statements for a discussion of the Master Trust.

6 Portfolio holdings and portfolio allocations are subject to change. Cash and cash equivalents are not reflected in the calculations of portfolio holdings and portfolio allocations.

Performance Highlights                  Wells Fargo Advantage Allocation Funds 9

--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN 7 (%) (AS OF SEPTEMBER 30, 2007)

---------------------------------------------------------------------------------------------------------
                                                                                           Expense Ratio
                                              6-Month*   1-Year   5-Year   Life of Fund   Gross 8   Net 9
---------------------------------------------------------------------------------------------------------
Administrator Class (NWBEX)                     9.02      17.79    14.46      7.88         1.20      1.00
---------------------------------------------------------------------------------------------------------
BENCHMARKS
---------------------------------------------------------------------------------------------------------
   Aggressive Allocation Composite Index 1      6.46      14.95    14.64      7.19
---------------------------------------------------------------------------------------------------------
   S&P 500 Index 2                              8.44      16.44    15.44      6.57
---------------------------------------------------------------------------------------------------------
   Lehman Brothers U.S. Aggregate Index 3       2.31       5.14     4.13      5.86
---------------------------------------------------------------------------------------------------------

*     Returns for periods of less than one year are not annualized.

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE ON THE FUNDS' WEB SITE - WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

ADMINISTRATOR CLASS SHARES ARE SOLD WITHOUT A FRONT-END SALES CHARGE OR CONTINGENT DEFERRED SALES CHARGE.

Balanced funds may invest in stocks and bonds. Stock values fluctuate in response to the activities of individual companies and general market and economic conditions. Bond values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. In general, when interest rates rise, bond values fall and investors may lose principal value. The use of derivatives may reduce returns and/or increase volatility. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). This fund is exposed to foreign investment risk and small company investment risk. Consult the Fund's prospectus for additional information on these and other risks.

--------------------------------------------------------------------------------
7 The Fund is a gateway blended Fund that invests all of its assets in two or more master portfolios of the Master Trust in varying proportions. References to the investment activities of the Fund are intended to refer to the investment activities of the master portfolios in which it invests. Prior to April 11, 2005, the Wells Fargo Advantage Aggressive Allocation Fund - Administrator Class was named the Wells Fargo Strategic Growth Allocation Fund - Institutional Class.

8 Reflects the gross expense ratio as stated in the February 1, 2007 prospectus and is based on the Fund's previous fiscal year expenses as reported in the Financial Highlights.

9 The investment adviser has committed through January 31, 2009, to waive fees and/or reimburse expenses to the extent necessary to maintain the net operating expense ratio shown. Without these reductions, the Fund's returns would have been lower.

10 Wells Fargo Advantage Allocation Funds                 Performance Highlights


WELLS FARGO ADVANTAGE ASSET ALLOCATION FUND
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE

The WELLS FARGO ADVANTAGE ASSET ALLOCATION FUND (the Fund) seeks long-term total return, consisting of capital appreciation and current income.

INVESTMENT ADVISER

Wells Fargo Funds Management, LLC

SUBADVISER

Wells Capital Management Incorporated

PORTFOLIO MANAGERS

Galen G.  Blomster,  CFA
Gregory T.  Genung,  CFA
Jeffrey P. Mellas

FUND INCEPTION

November 13, 1986

PERFORMANCE SUMMARY

12-MONTH TOTAL RETURN AS OF SEPTEMBER 30, 2007
(EXCLUDING SALES CHARGES)

--------------------------------------------------------------------------------
ASSET ALLOCATION FUND                                                     1-YEAR
--------------------------------------------------------------------------------
Class A                                                                   14.83%
--------------------------------------------------------------------------------
BENCHMARK
   Asset Allocation Composite Index 1                                     11.33%
--------------------------------------------------------------------------------
   S&P 500 Index 2                                                        16.44%
--------------------------------------------------------------------------------
   Lehman Brothers 20+ Treasury Index 3                                    3.95%
--------------------------------------------------------------------------------

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE SHOWN WITHOUT SALES CHARGES WOULD BE LOWER IF SALES CHARGES WERE REFLECTED. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE ON THE FUNDS' WEB SITE - WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

FOR CLASS A SHARES, THE MAXIMUM FRONT-END SALES CHARGE IS 5.75%. PERFORMANCE INCLUDING SALES CHARGE ASSUMES THE SALES CHARGE FOR THE CORRESPONDING TIME PERIOD. NET AND GROSS EXPENSE RATIOS FOR CLASS A SHARES ARE 1.15% AND 1.26%. THE INVESTMENT ADVISER HAS CONTRACTUALLY COMMITTED THROUGH JANUARY 31, 2009, TO WAIVE FEES AND/OR REIMBURSE EXPENSES TO THE EXTENT NECESSARY TO MAINTAIN THIS NET OPERATING EXPENSE RATIO. WITHOUT THESE REDUCTIONS, THE FUND'S RETURNS WOULD HAVE BEEN LOWER.

--------------------------------------------------------------------------------
GROWTH OF $10,000 INVESTMENTS 4
(AS OF SEPTEMBER 30, 2007)
--------------------------------------------------------------------------------

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                WELLS FARGO         WELLS FARGO
              ADVANTAGE ASSET     ADVANTAGE ASSET
             ALLOCATION FUND -   ALLOCATION FUND -   Asset Allocation                        Lehman Brothers 20+
                  Class A       Administrator Class   Composite Index     S&P 500 Index      Year Treasury Index
  9/30/1997       $ 9,425              $10,000            $10,000            $10,000               $10,000
 10/31/1997       $ 9,413              $ 9,987            $ 9,947            $ 9,666               $10,368
 11/30/1997       $ 9,719              $10,311            $10,286            $10,114               $10,531
 12/31/1997       $ 9,894              $10,497            $10,464            $10,287               $10,717
  1/31/1998       $10,042              $10,654            $10,622            $10,401               $10,942
  2/28/1998       $10,519              $11,161            $11,047            $11,150               $10,855
  3/31/1998       $10,903              $11,568            $11,395            $11,721               $10,877
  4/30/1998       $10,978              $11,647            $11,479            $11,839               $10,913
  5/31/1998       $10,925              $11,591            $11,458            $11,636               $11,144
  6/30/1998       $11,331              $12,022            $11,858            $12,108               $11,437
  7/31/1998       $11,217              $11,901            $11,755            $11,979               $11,372
  8/31/1998       $10,130              $10,748            $10,966            $10,249               $11,928
  9/30/1998       $10,703              $11,355            $11,550            $10,906               $12,368
 10/31/1998       $11,333              $12,024            $12,034            $11,792               $12,158
 11/30/1998       $11,892              $12,617            $12,516            $12,506               $12,270
 12/31/1998       $12,425              $13,182            $12,937            $13,227               $12,241
  1/31/1999       $12,860              $13,644            $13,310            $13,780               $12,358
  2/28/1999       $12,396              $13,152            $12,778            $13,351               $11,697
  3/31/1999       $12,748              $13,526            $13,062            $13,885               $11,645
  4/30/1999       $13,117              $13,917            $13,370            $14,423               $11,655
  5/31/1999       $12,845              $13,628            $13,095            $14,083               $11,470
  6/30/1999       $13,205              $14,010            $13,467            $14,864               $11,329
  7/31/1999       $12,913              $13,700            $13,184            $14,401               $11,265
  8/31/1999       $12,840              $13,623            $13,121            $14,329               $11,212
  9/30/1999       $12,657              $13,428            $12,943            $13,937               $11,293
 10/31/1999       $13,112              $13,912            $13,435            $14,818               $11,294
 11/30/1999       $13,225              $14,032            $13,558            $15,120               $11,208
 12/31/1999       $13,603              $14,434            $13,941            $16,010               $11,010
  1/31/2000       $13,317              $14,124            $13,617            $15,205               $11,202
  2/29/2000       $13,414              $14,227            $13,656            $14,918               $11,599
  3/31/2000       $14,386              $15,263            $14,662            $16,376               $12,034
  4/30/2000       $14,063              $14,921            $14,339            $15,884               $11,919
  5/31/2000       $13,827              $14,671            $14,134            $15,559               $11,860
  6/30/2000       $14,153              $15,016            $14,466            $15,942               $12,117
  7/31/2000       $14,101              $14,960            $14,445            $15,693               $12,357
  8/31/2000       $14,761              $15,660            $15,124            $16,668               $12,659
  9/30/2000       $14,170              $15,033            $14,541            $15,788               $12,442
 10/31/2000       $14,205              $15,070            $14,601            $15,721               $12,650
 11/30/2000       $13,600              $14,429            $14,109            $14,482               $13,079
 12/31/2000       $13,738              $14,576            $14,282            $14,553               $13,385
  1/31/2001       $14,085              $14,944            $14,586            $15,069               $13,383
  2/28/2001       $13,163              $13,966            $13,891            $13,696               $13,619
  3/31/2001       $12,515              $13,278            $13,319            $12,829               $13,510
  4/30/2001       $13,116              $13,916            $13,772            $13,825               $13,086
  5/31/2001       $13,205              $14,004            $13,837            $13,918               $13,108
  6/30/2001       $13,010              $13,804            $13,692            $13,579               $13,243
  7/31/2001       $13,074              $13,871            $13,827            $13,446               $13,766
  8/31/2001       $12,610              $13,379            $13,441            $12,605               $14,096
  9/30/2001       $11,970              $12,693            $12,803            $11,587               $14,129
 10/31/2001       $12,335              $13,086            $13,254            $11,808               $14,969
 11/30/2001       $12,757              $13,534            $13,582            $12,714               $14,176
 12/31/2001       $12,750              $13,526            $13,537            $12,825               $13,870
  1/31/2002       $12,654              $13,425            $13,494            $12,638               $14,064
  2/28/2002       $12,517              $13,280            $13,397            $12,394               $14,219
  3/31/2002       $12,673              $13,445            $13,452            $12,860               $13,562
  4/30/2002       $12,337              $13,095            $13,184            $12,081               $14,119
  5/31/2002       $12,275              $13,030            $13,126            $11,992               $14,120
  6/30/2002       $11,860              $12,590            $12,658            $11,138               $14,369
  7/31/2002       $11,252              $11,946            $12,227            $10,270               $14,824
  8/31/2002       $11,370              $12,077            $12,530            $10,338               $15,599
  9/30/2002       $10,390              $11,032            $11,936            $ 9,215               $16,290
 10/31/2002       $11,098              $11,790            $12,387            $10,025               $15,682
 11/30/2002       $11,640              $12,364            $12,784            $10,615               $15,555
 12/31/2002       $11,102              $11,793            $12,555            $ 9,992               $16,229
  1/31/2003       $10,844              $11,527            $12,343            $ 9,730               $16,178
  2/28/2003       $10,719              $11,394            $12,387            $ 9,584               $16,690
  3/31/2003       $10,786              $11,471            $12,376            $ 9,676               $16,411
  4/30/2003       $11,536              $12,267            $13,051            $10,474               $16,621
  5/31/2003       $12,125              $12,899            $13,798            $11,025               $17,686
  6/30/2003       $12,202              $12,976            $13,791            $11,166               $17,324
  7/31/2003       $12,174              $12,954            $13,369            $11,363               $15,539
  8/31/2003       $12,406              $13,200            $13,641            $11,584               $15,878
  9/30/2003       $12,369              $13,169            $13,854            $11,461               $16,750
 10/31/2003       $12,892              $13,725            $14,153            $12,109               $16,232
 11/30/2003       $12,984              $13,831            $14,261            $12,216               $16,327
 12/31/2003       $13,562              $14,447            $14,777            $12,856               $16,521
  1/31/2004       $13,800              $14,700            $15,058            $13,092               $16,853
  2/29/2004       $13,980              $14,900            $15,315            $13,274               $17,219
  3/31/2004       $13,829              $14,741            $15,270            $13,074               $17,482
  4/30/2004       $13,503              $14,394            $14,745            $12,869               $16,389
  5/31/2004       $13,634              $14,540            $14,842            $13,045               $16,322
  6/30/2004       $13,857              $14,780            $15,072            $13,298               $16,481
  7/31/2004       $13,494              $14,393            $14,884            $12,858               $16,782
  8/31/2004       $13,610              $14,516            $15,166            $12,910               $17,477
  9/30/2004       $13,744              $14,662            $15,330            $13,050               $17,667
 10/31/2004       $13,942              $14,880            $15,575            $13,249               $17,968
 11/30/2004       $14,344              $15,316            $15,798            $13,785               $17,522
 12/31/2004       $14,816              $15,822            $16,295            $14,254               $18,006
  1/31/2005       $14,605              $15,597            $16,286            $13,907               $18,640
  2/28/2005       $14,823              $15,838            $16,406            $14,199               $18,393
  3/31/2005       $14,570              $15,570            $16,187            $13,948               $18,268
  4/30/2005       $14,419              $15,408            $16,256            $13,683               $18,983
  5/31/2005       $14,873              $15,901            $16,765            $14,119               $19,564
  6/30/2005       $14,943              $15,978            $16,916            $14,139               $19,961
  7/31/2005       $15,316              $16,383            $17,090            $14,664               $19,362
  8/31/2005       $15,270              $16,334            $17,225            $14,531               $20,011
  9/30/2005       $15,260              $16,326            $17,062            $14,648               $19,294
 10/31/2005       $14,970              $16,025            $16,743            $14,404               $18,874
 11/30/2005       $15,459              $16,547            $17,168            $14,948               $19,004
 12/31/2005       $15,527              $16,624            $17,369            $14,953               $19,551
  1/31/2006       $15,814              $16,939            $17,558            $15,349               $19,305
  2/28/2006       $15,892              $17,022            $17,672            $15,391               $19,540
  3/31/2006       $15,900              $17,034            $17,475            $15,582               $18,630
  4/30/2006       $15,978              $17,117            $17,420            $15,792               $18,110
  5/31/2006       $15,581              $16,700            $17,127            $15,338               $18,128
  6/30/2006       $15,617              $16,735            $17,205            $15,358               $18,300
  7/31/2006       $15,734              $16,870            $17,413            $15,453               $18,685
  8/31/2006       $16,119              $17,289            $17,883            $15,820               $19,279
  9/30/2006       $16,501              $17,702            $18,298            $16,227               $19,651
 10/31/2006       $16,974              $18,209            $18,717            $16,756               $19,816
 11/30/2006       $17,289              $18,555            $19,110            $17,075               $20,289
 12/31/2006       $17,396              $18,673            $19,060            $17,314               $19,731
  1/31/2007       $17,565              $18,854            $19,150            $17,575               $19,518
  2/28/2007       $17,363              $18,647            $19,197            $17,231               $20,209
  3/31/2007       $17,442              $18,725            $19,192            $17,424               $19,856
  4/30/2007       $18,107              $19,446            $19,764            $18,195               $20,018
  5/31/2007       $18,553              $19,933            $20,007            $18,830               $19,588
  6/30/2007       $18,295              $19,661            $19,722            $18,514               $19,384
  7/31/2007       $18,157              $19,521            $19,602            $17,940               $19,995
  8/31/2007       $18,434              $19,818            $19,918            $18,209               $20,365
  9/30/2007       $18,949              $20,374            $20,370            $18,890               $20,428

--------------------------------------------------------------------------------
1 The Asset Allocation Composite Index is weighted 60% in the S&P 500 Index and 40% in the Lehman Brothers 20+ year U.S. Treasury Bond Index. You cannot invest directly in an Index.

2 The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market value weighted index with each stock's weight in the Index proportionate to its market value. You cannot invest directly in an Index.

3 The Lehman Brothers 20+ Treasury Index is an unmanaged index composed of securities in the U.S.Treasury Index with maturities of 20 years or greater. You cannot invest directly in an Index.

Performance Highlights                 Wells Fargo Advantage Allocation Funds 11

--------------------------------------------------------------------------------

MANAGER'S DISCUSSION

FUND HIGHLIGHTS

o     The Fund's solid performance outpaced its composite benchmark.

o Stocks outperformed bonds during the period, and the Fund's emphasis on stocks significantly added to Fund performance.

o The bond market had respectable gains, despite trouble from subprime mortgages.

EVEN WITH THE SLOWDOWN IN HOUSING, THE U.S. ECONOMY WAS RESILIENT AND CORPORATE PROFITS GREW AT A HEALTHY PACE.

The Fund emphasized stocks throughout most of the 12-month period, and this enhanced the performance of the portfolio as stocks significantly outperformed bonds. Continuing problems in the U.S. subprime housing market caused extreme market volatility during the last quarter of the period. Stocks subsequently rallied in the final month after the Fed cut short-term rates by a higher-than-expected 50 basis points.

The bond market showed respectable gains during the 12-month period, despite its underperformance compared to stocks. Problems with subprime mortgages spread to the broader fixed-income markets during the final quarter that ended in September. Although subsequent Fed easing reassured the overall bond market, inflation fears were evident in other markets, including higher commodity prices in the commodities markets and continued dollar weakness in the foreign exchange markets, respectively. The portfolio's 25% Tactical Asset Allocation (TAA) Model shift away from the U. S. Treasury market toward U.S. stocks throughout most of the period helped to reduce the impact of the relatively lackluster returns from the U.S. bond market over the past year.

--------------------------------------------------------------------------------
TEN LARGEST HOLDINGS 5,6
AS OF SEPTEMBER 30, 2007)
--------------------------------------------------------------------------------
US Treasury Bond, 6.13%, 11/15/2027                                        8.68%
--------------------------------------------------------------------------------
US Treasury Bond, 6.25%, 05/15/2030                                        7.08%
--------------------------------------------------------------------------------
US Treasury Bond, 5.38%, 02/15/2031                                        6.38%
--------------------------------------------------------------------------------
US Treasury Bond, 5.50%, 08/15/2028                                        4.22%
--------------------------------------------------------------------------------
US Treasury Bond, 6.13%, 08/15/2029                                        4.18%
--------------------------------------------------------------------------------
US Treasury Bond, 5.25%, 02/15/2029                                        4.02%
--------------------------------------------------------------------------------
US Treasury Bond, 5.25%, 11/15/2028                                        3.93%
--------------------------------------------------------------------------------
Exxon Mobil Corporation                                                    2.31%
--------------------------------------------------------------------------------
General Electric Company                                                   1.91%
--------------------------------------------------------------------------------
US Treasury Bill, 3.92%, 02/07/2008                                        1.26%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
4 The chart compares the performance of the Wells Fargo Advantage Asset Allocation Fund Class A and Administrator Class shares for the most recent ten years with the Asset Allocation Composite Index, the S&P 500 Index and the Lehman Brothers 20+ Treasury Index. The chart assumes a hypothetical $10,000 investment in Class A and Administrator Class shares and reflects all operating expenses and, for Class A shares, assumes the maximum initial sales charge of 5.75%.

5 The ten largest holdings are calculated based on the market value of the securities divided by total market value of the Fund.

6 Portfolio holdings, sector distribution and allocations are subject to change. Cash and cash equivalents are not reflected in the calculations of portfolio holdings/allocations.

12 Wells Fargo Advantage Allocation Funds                 Performance Highlights

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SECTOR DISTRIBUTION 6
(AS OF SEPTEMBER 30, 2007)
--------------------------------------------------------------------------------

 [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Financials                                      (20%)
Health Care                                     (12%)
Industrials                                     (11%)
Information Technology                          (16%)
Materials                                        (3%)
Telecommunication Services                       (4%)
Utilities                                        (3%)
Consumer Discretionary                           (9%)
Consumer Staples                                (10%)
Energy                                          (12%)

--------------------------------------------------------------------------------
NEUTRAL ALLOCATION 6
(AS OF SEPTEMBER 30, 2007)
--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

                          Stocks        Bonds
                           (60%)        (40%)

--------------------------------------------------------------------------------
EFFECTIVE ALLOCATION 6
(AS OF SEPTEMBER 30, 2007)
--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

                          Stocks        Bonds
                           (75%)        (25%)

WITH THE MOST RECENT SHIFT TOWARD STOCKS, THE PORTFOLIO MAINTAINED A LONG POSITION IN THE S&P 500 INDEX FUTURES AND WAS SHORT IN THE LONG-TERM U.S. TREASURY BOND FUTURES.

The stock holdings in the Fund replicate the holdings of the S&P 500 Index, and the bond holdings of the Fund replicate the holdings of the Lehman Brothers
20+ Treasury Bond Index. The TAA Model, which seeks to enhance portfolio returns by shifting assets between stocks and bonds, maintained a 25% shift toward stocks until the quarter that ended in June, when it shifted toward neutral. After remaining at the neutral allocation for a brief period, the TAA Model again identified an opportunity to shift assets in the portfolio toward stocks in the third quarter of 2007, though the shift was more modest at 15% compared to the 25% shift that was in place earlier in the year. To implement an overweight in stocks, the Fund has employed a hedged futures overlay transaction, thus keeping the portfolio's underlying assets near their long-term strategic asset allocation of 60% stocks and 40% bonds. With the futures overlay, the Fund had an effective allocation of 75% stocks and 25% bonds at the end of the period.

THE TAA MODEL INDICATES THAT STOCKS REMAIN ATTRACTIVE RELATIVE TO BONDS.

The TAA model remains shifted toward stocks. At current levels, U.S. stocks are compellingly attractive relative to U.S. bonds. As a result, the TAA Model has shifted the portfolio allocation from its neutral position of 60% stocks and 40% bonds to its target allocation of 75% stocks and 25% bonds. This position will be maintained until either stocks become more attractive, in which case the shift toward stocks may increase, or until the TAA model indicates that the equilibrium between U.S. stocks and bonds has shifted back to neutral. Should that happen, the portfolio would return to its neutral allocation of 60% stocks and 40% bonds.

Performance Highlights                Wells Fargo Advantage Allocation Funds  13

--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN 7 (%) (AS OF SEPTEMBER 30, 2007)

-----------------------------------------------------------------------------------------------------------------------------------
                                              Including Sales Charge               Excluding Sales Charge          Expense Ratio
                                       6-Month*   1-Year   5-Year  10-Year  6-Month*   1-Year   5-Year   10-Year  Gross 8   Net 9
-----------------------------------------------------------------------------------------------------------------------------------
Class A (SFAAX)                          2.41      8.22    11.45     6.60     8.64     14.83    12.77     7.23      1.26     1.15
-----------------------------------------------------------------------------------------------------------------------------------
Class B (SASBX)                          3.20      9.03    11.66     6.45     8.20     14.03    11.92     6.45      2.01     1.90
-----------------------------------------------------------------------------------------------------------------------------------
Class C (WFALX)                          7.24     12.91    11.91     6.44     8.24     13.91    11.91     6.44      2.01     1.90
-----------------------------------------------------------------------------------------------------------------------------------
Administrator Class (WFAIX)                                                   8.81     15.10    13.05     7.38      1.08     0.90
-----------------------------------------------------------------------------------------------------------------------------------
BENCHMARKS
-----------------------------------------------------------------------------------------------------------------------------------
   Asset Allocation Composite Index 1                                         6.14     11.33    11.28     7.37
-----------------------------------------------------------------------------------------------------------------------------------
   S&P 500 Index 2                                                            8.44     16.44    15.44     6.58
-----------------------------------------------------------------------------------------------------------------------------------
   Lehman Brothers 20+ Treasury Index 3                                       2.88     3.95      4.63     7.40
-----------------------------------------------------------------------------------------------------------------------------------

*     Returns for periods of less than one year are not annualized.

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE SHOWN WITHOUT SALES CHARGES WOULD BE LOWER IF SALES CHARGES WERE REFLECTED. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE ON THE FUNDS' WEB SITE - WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

FOR CLASS A SHARES, THE MAXIMUM FRONT-END SALES CHARGE IS 5.75%. FOR CLASS B SHARES, THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE IS 5.00%. FOR CLASS C SHARES, THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE IS 1.00%. PERFORMANCE INCLUDING SALES CHARGE ASSUMES THE SALES CHARGE FOR THE CORRESPONDING TIME PERIOD. ADMINISTRATOR CLASS SHARES ARE SOLD WITHOUT A FRONT-END SALES CHARGE OR CONTINGENT DEFERRED SALES CHARGE.

Balanced funds may invest in stocks and bonds. Stock values fluctuate in response to the activities of individual companies and general market and economic conditions. Bond values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. In general, when interest rates rise, bond values fall and investors may lose principal value. The use of derivatives may reduce returns and/or increase volatility. Consult the Fund's prospectus for additional information on these and other risks.

--------------------------------------------------------------------------------
7 Performance shown prior to the inception of the Class C shares reflects the performance of the Class A shares, adjusted to reflect Class C sales charges and expenses. Prior to April 11, 2005, the Administrator Class was named the Institutional Class. Performance shown prior to the inception of the Administrator Class reflects the performance of the Class A shares, and includes expenses that are not applicable to and are higher than those of the Administrator Class shares, but does not include Class A sales charges. If it did include Class A sales charges, returns would be lower.

8 Reflects the gross expense ratio as stated in the February 1, 2007, prospectus and is based on the Fund's previous fiscal year expenses as reported in the Financial Highlights.

9 The investment adviser has committed through January 31, 2009, to waive fees and/or reimburse expenses to the extent necessary to maintain the net operating expense ratio shown. Without these reductions, the Fund's returns would have been lower.

14  Wells Fargo Advantage Allocation Funds                Performance Highlights


WELLS FARGO ADVANTAGE CONSERVATIVE ALLOCATION FUND
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE

The WELLS FARGO ADVANTAGE CONSERVATIVE ALLOCATION FUND (the Fund) seeks total return, consisting primarily of current income.

INVESTMENT ADVISER

Wells Fargo Funds Management, LLC

SUBADVISER

Wells Capital Management Incorporated

MASTER PORTFOLIO SUBADVISERS

Artisan Partners Limited Partnership
Cadence Capital Management
Cooke & Bieler, L.P.
Galliard Capital Management, Inc.
LSV Asset Management
New Star Institutional Managers Limited
Peregrine Capital Management, Inc.
Smith Asset Management Group, L.P.
SSgA Funds Management
Systematic Financial Management, L.P.
Wells Capital Management Incorporated

PORTFOLIO MANAGERS

Doug Beath
Thomas C. Biwer, CFA
Galen G. Blomster, CFA
Christian L. Chan, CFA
Jeffrey P. Mellas
Andrew Owen, CFA

FUND INCEPTION

April 30, 1989

PERFORMANCE SUMMARY

12-MONTH TOTAL RETURN AS OF SEPTEMBER 30, 2007

--------------------------------------------------------------------------------
CONSERVATIVE ALLOCATION FUND                                             1-YEAR
--------------------------------------------------------------------------------
Administrator Class                                                       8.05%
--------------------------------------------------------------------------------
BENCHMARK
   Conservative Allocation Composite Index 1                              7.66%
--------------------------------------------------------------------------------
   Lehman Brothers U.S. Aggregate Index 2                                 5.14%
--------------------------------------------------------------------------------
   S&P 500 Index 3                                                       16.44%
--------------------------------------------------------------------------------

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE ON THE FUNDS' WEB SITE - WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

ADMINISTRATOR CLASS SHARES ARE SOLD WITHOUT A FRONT-END SALES CHARGE OR CONTINGENT DEFERRED SALES CHARGE. NET AND GROSS EXPENSE RATIOS FOR ADMINISTRATOR SHARES ARE 0.85% AND 1.04%. THE INVESTMENT ADVISER HAS CONTRACTUALLY COMMITTED THROUGH JANUARY 31, 2009, TO WAIVE FEES AND/OR REIMBURSE EXPENSES TO THE EXTENT NECESSARY TO MAINTAIN THIS NET OPERATING EXPENSE RATIO. WITHOUT THESE REDUCTIONS, THE FUND'S RETURNS WOULD HAVE BEEN LOWER.

--------------------------------------------------------------------------------
GROWTH OF $10,000 INVESTMENTS 4
(AS OF SEPTEMBER 30, 2007)
--------------------------------------------------------------------------------

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

             WELLS FARGO ADVANTAGE
                 CONSERVATIVE                                               Conservative
               ALLOCATION FUND -                    Lehman Brothers U.S.     Allocation
              Administrator Class   S&P 500 Index     Aggregate Index      Composite Index
             ---------------------  -------------   --------------------   ---------------
 9/30/1997          $10,000            $10,000             $10,000             $10,000
10/31/1997          $10,046            $ 9,666             $10,145             $10,013
11/30/1997          $10,143            $10,114             $10,192             $10,109
12/31/1997          $10,255            $10,287             $10,294             $10,213
 1/31/1998          $10,387            $10,401             $10,426             $10,327
 2/28/1998          $10,535            $11,150             $10,419             $10,476
 3/31/1998          $10,661            $11,721             $10,454             $10,606
 4/30/1998          $10,733            $11,839             $10,509             $10,669
 5/31/1998          $10,755            $11,636             $10,609             $10,692
 6/30/1998          $10,920            $12,108             $10,699             $10,818
 7/31/1998          $10,881            $11,979             $10,721             $10,811
 8/31/1998          $10,683            $10,249             $10,896             $10,606
 9/30/1998          $10,958            $10,906             $11,151             $10,876
10/31/1998          $11,107            $11,792             $11,092             $11,031
11/30/1998          $11,321            $12,506             $11,155             $11,199
12/31/1998          $11,530            $13,227             $11,189             $11,358
 1/31/1999          $11,670            $13,780             $11,268             $11,477
 2/28/1999          $11,454            $13,351             $11,072             $11,291
 3/31/1999          $11,594            $13,885             $11,133             $11,424
 4/30/1999          $11,734            $14,423             $11,168             $11,565
 5/31/1999          $11,664            $14,083             $11,070             $11,465
 6/30/1999          $11,781            $14,864             $11,035             $11,568
 7/31/1999          $11,734            $14,401             $10,988             $11,505
 8/31/1999          $11,705            $14,329             $10,983             $11,489
 9/30/1999          $11,711            $13,937             $11,110             $11,533
10/31/1999          $11,839            $14,818             $11,151             $11,694
11/30/1999          $11,933            $15,120             $11,150             $11,766
12/31/1999          $12,041            $16,010             $11,097             $11,900
 1/31/2000          $11,991            $15,205             $11,060             $11,785
 2/29/2000          $12,161            $14,918             $11,194             $11,901
 3/31/2000          $12,481            $16,376             $11,341             $12,173
 4/30/2000          $12,393            $15,884             $11,309             $12,081
 5/31/2000          $12,330            $15,559             $11,304             $12,031
 6/30/2000          $12,575            $15,942             $11,539             $12,260
 7/31/2000          $12,650            $15,693             $11,644             $12,287
 8/31/2000          $12,889            $16,668             $11,812             $12,545
 9/30/2000          $12,826            $15,788             $11,887             $12,494
10/31/2000          $12,920            $15,721             $11,965             $12,517
11/30/2000          $13,008            $14,482             $12,161             $12,446
12/31/2000          $13,272            $14,553             $12,387             $12,651
 1/31/2001          $13,412            $15,069             $12,589             $12,882
 2/28/2001          $13,312            $13,696             $12,699             $12,725
 3/31/2001          $13,205            $12,829             $12,763             $12,613
 4/30/2001          $13,425            $13,825             $12,710             $12,804
 5/31/2001          $13,486            $13,918             $12,786             $12,867
 6/30/2001          $13,452            $13,579             $12,835             $12,851
 7/31/2001          $13,573            $13,446             $13,122             $12,985
 8/31/2001          $13,526            $12,605             $13,272             $12,938
 9/30/2001          $13,325            $11,587             $13,426             $12,814
10/31/2001          $13,539            $11,808             $13,707             $13,046
11/30/2001          $13,660            $12,714             $13,518             $13,138
12/31/2001          $13,708            $12,825             $13,433             $13,138
 1/31/2002          $13,694            $12,638             $13,541             $13,150
 2/28/2002          $13,694            $12,394             $13,673             $13,184
 3/31/2002          $13,716            $12,860             $13,445             $13,180
 4/30/2002          $13,744            $12,081             $13,706             $13,229
 5/31/2002          $13,759            $11,992             $13,822             $13,273
 6/30/2002          $13,665            $11,138             $13,942             $13,177
 7/31/2002          $13,414            $10,270             $14,110             $13,048
 8/31/2002          $13,472            $10,338             $14,348             $13,183
 9/30/2002          $13,207            $ 9,215             $14,581             $13,039
10/31/2002          $13,429            $10,025             $14,514             $13,207
11/30/2002          $13,622            $10,615             $14,510             $13,364
12/31/2002          $13,506            $ 9,992             $14,810             $13,385
 1/31/2003          $13,409            $ 9,730             $14,823             $13,320
 2/28/2003          $13,424            $ 9,584             $15,028             $13,378
 3/31/2003          $13,431            $ 9,676             $15,016             $13,393
 4/30/2003          $13,758            $10,474             $15,140             $13,686
 5/31/2003          $14,085            $11,025             $15,422             $13,999
 6/30/2003          $14,122            $11,166             $15,392             $14,033
 7/31/2003          $14,100            $11,363             $14,874             $13,840
 8/31/2003          $14,197            $11,584             $14,973             $13,958
 9/30/2003          $14,286            $11,461             $15,370             $14,158
10/31/2003          $14,479            $12,109             $15,226             $14,257
11/30/2003          $14,531            $12,216             $15,263             $14,319
12/31/2003          $14,764            $12,856             $15,418             $14,556
 1/31/2004          $14,879            $13,092             $15,542             $14,685
 2/29/2004          $14,994            $13,274             $15,710             $14,823
 3/31/2004          $15,025            $13,074             $15,828             $14,862
 4/30/2004          $14,794            $12,869             $15,416             $14,579
 5/31/2004          $14,802            $13,045             $15,354             $14,583
 6/30/2004          $14,886            $13,298             $15,441             $14,691
 7/31/2004          $14,802            $12,858             $15,594             $14,668
 8/31/2004          $14,886            $12,910             $15,892             $14,842
 9/30/2004          $14,963            $13,050             $15,935             $14,916
10/31/2004          $15,063            $13,249             $16,068             $15,048
11/30/2004          $15,201            $13,785             $15,940             $15,130
12/31/2004          $15,389            $14,254             $16,087             $15,322
 1/31/2005          $15,326            $13,907             $16,188             $15,300
 2/28/2005          $15,365            $14,199             $16,092             $15,326
 3/31/2005          $15,278            $13,948             $16,010             $15,231
 4/30/2005          $15,262            $13,683             $16,226             $15,286
 5/31/2005          $15,468            $14,119             $16,402             $15,489
 6/30/2005          $15,556            $14,139             $16,491             $15,567
 7/31/2005          $15,643            $14,664             $16,341             $15,614
 8/31/2005          $15,722            $14,531             $16,551             $15,725
 9/30/2005          $15,699            $14,648             $16,380             $15,682
10/31/2005          $15,587            $14,404             $16,251             $15,556
11/30/2005          $15,770            $14,948             $16,322             $15,721
12/31/2005          $15,862            $14,953             $16,478             $15,841
 1/31/2006          $15,996            $15,349             $16,479             $15,975
 2/28/2006          $16,030            $15,391             $16,533             $16,018
 3/31/2006          $16,046            $15,582             $16,371             $16,007
 4/30/2006          $16,097            $15,792             $16,341             $16,057
 5/31/2006          $15,971            $15,338             $16,324             $15,952
 6/30/2006          $15,979            $15,358             $16,359             $15,987
 7/31/2006          $16,080            $15,453             $16,580             $16,131
 8/31/2006          $16,331            $15,820             $16,834             $16,368
 9/30/2006          $16,506            $16,227             $16,981             $16,529
10/31/2006          $16,707            $16,756             $17,094             $16,727
11/30/2006          $16,899            $17,075             $17,292             $16,926
12/31/2006          $16,906            $17,314             $17,192             $16,935
 1/31/2007          $16,994            $17,575             $17,185             $17,002
 2/28/2007          $17,073            $17,231             $17,449             $17,122
 3/31/2007          $17,152            $17,424             $17,449             $17,184
 4/30/2007          $17,380            $18,195             $17,544             $17,390
 5/31/2007          $17,459            $18,830             $17,410             $17,450
 6/30/2007          $17,406            $18,514             $17,358             $17,389
 7/31/2007          $17,424            $17,940             $17,502             $17,379
 8/31/2007          $17,564            $18,209             $17,717             $17,562
 9/30/2007          $17,835            $18,890             $17,852             $17,795

--------------------------------------------------------------------------------
1 The Conservative Allocation Composite Index is weighted 55% in the Lehman Brothers U.S. Aggregate Index, 25% in the Lehman Brothers 9-12 Month U.S. Treasury Bond Index, 5% in the Russell 1000(R) Value Index, 5% in the S&P 500 Index, 5% in the RUSSELL 1000(R) Growth, 3% in the Morgan Stanley Capital International Europe, Australasia and Far East ("MSCI EAFE") Index, and 2% in the RUSSELL 2000(R) Index. The LEHMAN BROTHERS 9-12 MONTH U.S. TREASURY BOND INDEX is an unmanaged index that includes aged U.S. Treasury bills, notes and bonds with a remaining maturity from 1 up to (but not including) 12 months. It excludes zero coupon strips. The RUSSELL 1000(R) VALUE INDEX measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values. The RUSSELL 1000(R) Growth Index measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values. The MSCI EAFE INDEX is an unmanaged group of securities widely regarded by investors to be representations of the stock markets of Europe, Australasia and the Far East. The RUSSELL 2000(R) INDEX measures the performance of the 2,000 smallest companies in the Russell 3000(R) Index, which represents approximately 8% of the total market capitalization of the Russell 3000(R) Index. You cannot invest directly in an Index.

Performance Highlights                 Wells Fargo Advantage Allocation Funds 15

--------------------------------------------------------------------------------

MANAGER'S DISCUSSION

FUND HIGHLIGHTS

o     The Fund's solid performance outpaced its composite benchmark.

o Stocks outperformed bonds during the period, and the Fund's emphasis on stocks significantly added to Fund performance.

o The bond market had respectable gains, despite trouble in subprime mortgages.

EVEN WITH THE SLOWDOWN IN HOUSING, THE U.S. ECONOMY WAS RESILIENT AND CORPORATE PROFITS GREW AT A HEALTHY PACE.

The Fund emphasized stocks throughout most of the 12-month period, and this benefited the performance of the portfolio as stocks significantly outperformed bonds. Performance was strong across all equity styles and classes, with each major stock category producing double-digit returns. International stocks continued to lead all equity classes, but after several years of underperforming, large cap stocks and growth stocks outperformed their small cap and value counterparts. Continuing problems in the U.S. subprime housing market caused extreme market volatility during the last quarter of the period. Stocks subsequently rallied in the final month after the Fed cut short-term rates by a higher-than-expected 50 basis points.

The bond market showed respectable gains during the 12-month period, despite its underperformance compared to stocks. Problems with subprime mortgages spread to the broader fixed-income markets during the final quarter that ended in September. Although subsequent Fed easing reassured the overall bond market, inflation fears were evident in other markets, including higher commodity prices in the commodities markets and continued dollar weakness in the foreign exchange markets, respectively.

--------------------------------------------------------------------------------
TEN LARGEST HOLDINGS 5,6
(AS OF SEPTEMBER 30, 2007)
--------------------------------------------------------------------------------
FHLMC, 6.50%, 02/25/2042                                                 1.13%
--------------------------------------------------------------------------------
GNMA, 7.06%, 08/16/2042                                                  0.77%
--------------------------------------------------------------------------------
FNMA, 5.50%, 04/25/2035                                                  0.76%
--------------------------------------------------------------------------------
US Treasury Bond, 6.25%, 08/15/2023                                      0.73%
--------------------------------------------------------------------------------
FNMA, 3.92%, 01/01/2008                                                  0.60%
--------------------------------------------------------------------------------
US Treasury Bond, 2.38%, 01/15/2025                                      0.60%
--------------------------------------------------------------------------------
FNMA, 5.50%, 09/01/2034                                                  0.59%
--------------------------------------------------------------------------------
US Treasury Bond, 6.13%, 08/15/2029                                      0.57%
--------------------------------------------------------------------------------
FNMA, 4.38%, 06/01/2034                                                  0.57%
--------------------------------------------------------------------------------
FNMA, 4.50%, 09/25/2018                                                  0.57%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
2 The Lehman Brothers U.S. Aggregate Index includes bonds from the Treasury, government-related, corporate, agency, mortgage-backed securities, and asset-backed securities sectors. You cannot invest directly in an Index.

3 The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market value weighted index with each stock's weight in the Index proportionate to its market value. You cannot invest directly in an Index.

4 The chart compares the performance of the WELLS FARGO ADVANTAGE CONSERVATIVE ALLOCATION FUND Administrator Class shares for the most recent ten years with, the Conservative Allocation Composite Index, the Lehman Brothers U.S. Aggregate Index and the S&P 500 Index. The chart assumes a hypothetical $10,000 investment in Administrator Class shares and reflects all operating expenses.

5 The ten largest holdings are calculated based on the market value of the Master Trust portfolio securities allocable to the Fund divided by the total market value of the portfolio of investments of the Fund. See Notes to the Financial Statements for a discussion of the Master Trust.

16 Wells Fargo Advantage Allocation Funds                 Performance Highlights

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
NEUTRAL ALLOCATION 6
(AS OF SEPTEMBER 30, 2007)
--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

                         Stocks          Bonds
                          (20%)          (80%)

--------------------------------------------------------------------------------
EFFECTIVE ALLOCATION 6
(AS OF SEPTEMBER 30, 2007)
--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

                          Stocks         Bonds
                           (25%)          (75%)

WITH THE MOST RECENT SHIFT TOWARD STOCKS, THE PORTFOLIO MAINTAINED A LONG POSITION IN THE S&P 500 INDEX FUTURES AND WAS SHORT IN THE LONG-TERM U.S. TREASURY BOND FUTURES.

The Tactical Asset Allocation (TAA) Model, which seeks to enhance portfolio returns by shifting assets between stocks and bonds, maintained a 5% shift toward stocks until the quarter that ended in June, when it shifted to neutral. During the final quarter that ended in September, the TAA Model again employed a 5% shift toward stocks. To implement an overweight in stocks, the Fund has employed a hedged futures overlay transaction, thus keeping the portfolio's underlying assets near their long-term strategic asset allocation of 20% stocks and 80% bonds. With the futures overlay, the Fund had an effective target allocation of 25% stocks and 75% bonds at the end of the period.

THE TAA MODEL INDICATES THAT STOCKS REMAIN ATTRACTIVE RELATIVE TO BONDS.

With stocks significantly outperforming long Treasury bonds, the 5% TAA Model shift toward stocks during most of the 12-month period improved the performance of the Fund. While stocks have outperformed the broad bond market, the TAA Model indicates that stocks remain attractive relative to bonds. As a result, the Fund will keep its overweighted position in stocks until the relative valuation between stocks and bonds returns to a more normal level.

--------------------------------------------------------------------------------
6 Portfolio holdings and allocations are subject to change. Cash and cash equivalents are not reflected in the calculations of portfolio holdings and allocations.

Performance Highlights                Wells Fargo Advantage Allocation Funds  17

--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN 7 (%) (AS OF SEPTEMBER 30, 2007)

---------------------------------------------------------------------------------------------------------
                                                                                          Expense Ratio
CONSERVATIVE ALLOCATION FUND                    6-Month*    1-Year   5-Year   10-Year   Gross 8     Net 9
---------------------------------------------------------------------------------------------------------
Administrator Class (NVCBX)                       3.99      8.05      6.19     5.96       1.04      0.85
---------------------------------------------------------------------------------------------------------
BENCHMARKS
---------------------------------------------------------------------------------------------------------
   Conservative Allocation Composite Index 1      3.56      7.66      6.42     5.93
---------------------------------------------------------------------------------------------------------
   Lehman Brothers U.S. Aggregate Index 2         2.31      5.14      4.13     5.97
---------------------------------------------------------------------------------------------------------
   S&P 500 Index 3                                8.44     16.44     15.44     6.57
---------------------------------------------------------------------------------------------------------

*     Returns for periods of less than one year are not annualized.

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE ON THE FUNDS' WEB SITE-WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

ADMINISTRATOR CLASS SHARES ARE SOLD WITHOUT A FRONT-END SALES CHARGE OR CONTINGENT DEFERRED SALES CHARGE.

Balanced funds may invest in stocks and bonds. Stock values fluctuate in response to the activities of individual companies and general market and economic conditions. Bond values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. In general, when interest rates rise, bond values fall and investors may lose principal value. The use of derivatives may reduce returns and/or increase volatility. Active trading results in increased turnover and trading expenses, and may generate higher short term capital gains. Consult the Fund's prospectus for additional information on these and other risks.

--------------------------------------------------------------------------------
7 The Fund is a gateway blended Fund that invests all of its assets in two or more master portfolios of the Master Trust in varying proportions. References to the investment activities of the Fund are intended to refer to the investment activities of the master portfolios in which it invests.

      Prior to April 11, 2005, the WELLS FARGO ADVANTAGE CONSERVATIVE ALLOCATION FUND - Administrator Class was named the Wells Fargo Strategic Income Fund
      - Institutional Class.

8 Reflects the gross expense ratio as stated in the February 1, 2007, prospectus and is based on the Fund's previous fiscal year expenses as reported in the Financial Highlights.

9 The investment adviser has committed through January 31, 2009, to waive fees and/or reimburse expenses to the extent necessary to maintain the net operating expense ratio shown. Without these reductions, the Fund's returns would have been lower.

18 Wells Fargo Advantage Allocation Funds                 Performance Highlights


WELLS FARGO ADVANTAGE GROWTH BALANCED FUND
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE

The WELLS FARGO ADVANTAGE GROWTH BALANCED FUND (the Fund) seeks total return, consisting of capital appreciation and current income.

INVESTMENT ADVISER

Wells Fargo Funds Management, LLC

SUBADVISER

Wells Capital Management Incorporated

MASTER PORTFOLIO SUBADVISERS

Artisan Partners Limited Partnership
Cadence Capital Management
Cooke & Bieler, L.P.
Galliard Capital Management, Inc.
LSV Asset Management
New Star Institutional Managers Limited
Peregrine Capital Management, Inc.
Smith Asset Management Group, L.P.
SSgA Funds Management
Systematic Financial Management, L.P.
Wells Capital Management Incorporated

PORTFOLIO MANAGERS

Doug Beath
Thomas C. Biwer, CFA
Galen G. Blomster, CFA
Christian L. Chan, CFA
Jeffrey P. Mellas
Andrew Owen, CFA

FUND INCEPTION

April 30, 1989

PERFORMANCE SUMMARY

12-MONTH TOTAL RETURN AS OF SEPTEMBER 30, 2007
(EXCLUDING SALES CHARGES)

--------------------------------------------------------------------------------
GROWTH BALANCED FUND                                                     1-YEAR
--------------------------------------------------------------------------------
Class A                                                                   15.55%
--------------------------------------------------------------------------------
BENCHMARK
  Growth Balanced Allocation Composite Index 1                            13.09%
--------------------------------------------------------------------------------
  S&P 500 Index 2                                                         16.44%
--------------------------------------------------------------------------------
  Lehman Brothers U.S. Aggregate Index 3                                   5.14%
--------------------------------------------------------------------------------

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE SHOWN WITHOUT SALES CHARGES WOULD BE LOWER IF SALES CHARGES WERE REFLECTED. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE ON THE FUNDS' WEB SITE - WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

FOR CLASS A SHARES, THE MAXIMUM FRONT-END SALES CHARGE IS 5.75%. PERFORMANCE INCLUDING SALES CHARGE ASSUMES THE SALES CHARGE FOR THE CORRESPONDING TIME PERIOD. NET AND GROSS EXPENSE RATIOS FOR CLASS A SHARES ARE 1.20% AND 1.30%. THE INVESTMENT ADVISER HAS CONTRACTUALLY COMMITTED THROUGH JANUARY 31, 2009, TO WAIVE FEES AND/OR REIMBURSE EXPENSES TO THE EXTENT NECESSARY TO MAINTAIN THIS NET OPERATING EXPENSE RATIO. WITHOUT THESE REDUCTIONS, THE FUND'S RETURNS WOULD HAVE BEEN LOWER.

--------------------------------------------------------------------------------
GROWTH OF $10,000 INVESTMENTS 4
(AS OF SEPTEMBER 30, 2007)
--------------------------------------------------------------------------------

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

              WELLS FARGO ADVANTAGE    WELLS FARGO ADVANTAGE
             GROWTH BALANCED FUND -   GROWTH BALANCED FUND -    Growth Balanced                       Lehman Brothers
                     Class A            Administrator Class     Composite Index    S&P 500 Index   U.S. Aggregate Index
             ----------------------   ----------------------   -----------------   -------------   --------------------
 9/30/1997          $ 9,425                   $10,000               $10,000           $10,000             $10,000
10/31/1997          $ 9,241                   $ 9,805               $ 9,788           $ 9,666             $10,145
11/30/1997          $ 9,408                   $ 9,993               $10,001           $10,114             $10,192
12/31/1997          $ 9,547                   $10,130               $10,150           $10,287             $10,294
 1/31/1998          $ 9,673                   $10,263               $10,274           $10,401             $10,426
 2/28/1998          $10,104                   $10,720               $10,744           $11,150             $10,419
 3/31/1998          $10,404                   $11,039               $11,083           $11,721             $10,454
 4/30/1998          $10,519                   $11,161               $11,171           $11,839             $10,509
 5/31/1998          $10,412                   $11,047               $11,054           $11,636             $10,609
 6/30/1998          $10,679                   $11,330               $11,303           $12,108             $10,699
 7/31/1998          $10,549                   $11,193               $11,199           $11,979             $10,721
 8/31/1998          $ 9,606                   $10,193               $10,179           $10,249             $10,896
 9/30/1998          $10,004                   $10,614               $10,612           $10,906             $11,151
10/31/1998          $10,594                   $11,240               $11,141           $11,792             $11,092
11/30/1998          $11,148                   $11,830               $11,588           $12,506             $11,155
12/31/1998          $11,683                   $12,403               $12,034           $13,227             $11,189
 1/31/1999          $11,978                   $12,719               $12,283           $13,780             $11,268
 2/28/1999          $11,657                   $12,382               $11,933           $13,351             $11,072
 3/31/1999          $11,949                   $12,690               $12,237           $13,885             $11,133
 4/30/1999          $12,255                   $13,018               $12,635           $14,423             $11,168
 5/31/1999          $12,096                   $12,856               $12,411           $14,083             $11,070
 6/30/1999          $12,532                   $13,318               $12,793           $14,864             $11,035
 7/31/1999          $12,347                   $13,122               $12,596           $14,401             $10,988
 8/31/1999          $12,248                   $13,023               $12,515           $14,329             $10,983
 9/30/1999          $12,063                   $12,827               $12,409           $13,937             $11,110
10/31/1999          $12,454                   $13,247               $12,870           $14,818             $11,151
11/30/1999          $12,731                   $13,542               $13,102           $15,120             $11,150
12/31/1999          $13,099                   $13,939               $13,648           $16,010             $11,097
 1/31/2000          $12,885                   $13,710               $13,246           $15,205             $11,060
 2/29/2000          $13,067                   $13,908               $13,383           $14,918             $11,194
 3/31/2000          $13,745                   $14,630               $14,072           $16,376             $11,341
 4/30/2000          $13,550                   $14,428               $13,726           $15,884             $11,309
 5/31/2000          $13,368                   $14,235               $13,505           $15,559             $11,304
 6/30/2000          $13,705                   $14,599               $13,851           $15,942             $11,539
 7/31/2000          $13,689                   $14,581               $13,709           $15,693             $11,644
 8/31/2000          $14,165                   $15,092               $14,322           $16,668             $11,812
 9/30/2000          $13,856                   $14,769               $13,937           $15,788             $11,887
10/31/2000          $13,959                   $14,877               $13,835           $15,721             $11,965
11/30/2000          $13,721                   $14,626               $13,179           $14,482             $12,161
12/31/2000          $14,093                   $15,028               $13,434           $14,553             $12,387
 1/31/2001          $14,282                   $15,229               $13,793           $15,069             $12,589
 2/28/2001          $13,618                   $14,525               $13,028           $13,696             $12,699
 3/31/2001          $13,100                   $13,973               $12,486           $12,829             $12,763
 4/30/2001          $13,939                   $14,872               $13,129           $13,825             $12,710
 5/31/2001          $13,982                   $14,926               $13,163           $13,918             $12,786
 6/30/2001          $13,759                   $14,686               $13,009           $13,579             $12,835
 7/31/2001          $13,704                   $14,633               $12,964           $13,446             $13,122
 8/31/2001          $13,322                   $14,227               $12,568           $12,605             $13,272
 9/30/2001          $12,500                   $13,352               $11,873           $11,587             $13,426
10/31/2001          $12,740                   $13,611               $12,156           $11,808             $13,707
11/30/2001          $13,481                   $14,403               $12,658           $12,714             $13,518
12/31/2001          $13,649                   $14,586               $12,751           $12,825             $13,433
 1/31/2002          $13,484                   $14,406               $12,629           $12,638             $13,541
 2/28/2002          $13,282                   $14,196               $12,537           $12,394             $13,673
 3/31/2002          $13,730                   $14,679               $12,839           $12,860             $13,445
 4/30/2002          $13,448                   $14,381               $12,574           $12,081             $13,706
 5/31/2002          $13,358                   $14,288               $12,536           $11,992             $13,822
 6/30/2002          $12,892                   $13,790               $12,035           $11,138             $13,942
 7/31/2002          $11,924                   $12,757               $11,410           $10,270             $14,110
 8/31/2002          $11,906                   $12,742               $11,504           $10,338             $14,348
 9/30/2002          $10,876                   $11,637               $10,791           $ 9,215             $14,581
10/31/2002          $11,521                   $12,336               $11,298           $10,025             $14,514
11/30/2002          $12,068                   $12,921               $11,735           $10,615             $14,510
12/31/2002          $11,477                   $12,290               $11,413           $ 9,992             $14,810
 1/31/2003          $11,186                   $11,981               $11,211           $ 9,730             $14,823
 2/28/2003          $10,990                   $11,772               $11,134           $ 9,584             $15,028
 3/31/2003          $11,050                   $11,840               $11,173           $ 9,676             $15,016
 4/30/2003          $11,773                   $12,620               $11,824           $10,474             $15,140
 5/31/2003          $12,287                   $13,170               $12,375           $11,025             $15,422
 6/30/2003          $12,446                   $13,343               $12,488           $11,166             $15,392
 7/31/2003          $12,810                   $13,735               $12,538           $11,363             $14,874
 8/31/2003          $12,992                   $13,934               $12,756           $11,584             $14,973
 9/30/2003          $12,860                   $13,793               $12,833           $11,461             $15,370
10/31/2003          $13,511                   $14,495               $13,302           $12,109             $15,226
11/30/2003          $13,624                   $14,620               $13,444           $12,216             $15,263
12/31/2003          $14,143                   $15,183               $13,936           $12,856             $15,418
 1/31/2004          $14,315                   $15,371               $14,162           $13,092             $15,542
 2/29/2004          $14,468                   $15,537               $14,351           $13,274             $15,710
 3/31/2004          $14,375                   $15,440               $14,307           $13,074             $15,828
 4/30/2004          $14,134                   $15,183               $13,977           $12,869             $15,416
 5/31/2004          $14,241                   $15,307               $14,073           $13,045             $15,354
 6/30/2004          $14,426                   $15,510               $14,297           $13,298             $15,441
 7/31/2004          $13,986                   $15,039               $13,998           $12,858             $15,594
 8/31/2004          $13,972                   $15,023               $14,123           $12,910             $15,892
 9/30/2004          $14,148                   $15,215               $14,297           $13,050             $15,935
10/31/2004          $14,306                   $15,387               $14,516           $13,249             $16,068
11/30/2004          $14,872                   $15,997               $14,949           $13,785             $15,940
12/31/2004          $15,248                   $16,409               $15,349           $14,254             $16,087
 1/31/2005          $14,903                   $16,041               $15,126           $13,907             $16,188
 2/28/2005          $15,158                   $16,321               $15,334           $14,199             $16,092
 3/31/2005          $14,922                   $16,069               $15,117           $13,948             $16,010
 4/30/2005          $14,610                   $15,734               $14,960           $13,683             $16,226
 5/31/2005          $14,998                   $16,156               $15,335           $14,119             $16,402
 6/30/2005          $15,087                   $16,255               $15,444           $14,139             $16,491
 7/31/2005          $15,598                   $16,809               $15,793           $14,664             $16,341
 8/31/2005          $15,522                   $16,732               $15,816           $14,531             $16,551
 9/30/2005          $15,645                   $16,869               $15,900           $14,648             $16,380
10/31/2005          $15,433                   $16,645               $15,645           $14,404             $16,251
11/30/2005          $15,901                   $17,149               $16,044           $14,948             $16,322
12/31/2005          $15,938                   $17,194               $16,175           $14,953             $16,478
 1/31/2006          $16,352                   $17,643               $16,584           $15,349             $16,479
 2/28/2006          $16,368                   $17,667               $16,616           $15,391             $16,533
 3/31/2006          $16,610                   $17,932               $16,775           $15,582             $16,371
 4/30/2006          $16,807                   $18,145               $16,944           $15,792             $16,341
 5/31/2006          $16,327                   $17,631               $16,570           $15,338             $16,324
 6/30/2006          $16,272                   $17,578               $16,599           $15,358             $16,359
 7/31/2006          $16,241                   $17,548               $16,689           $15,453             $16,580
 8/31/2006          $16,615                   $17,956               $17,050           $15,820             $16,834
 9/30/2006          $16,918                   $18,286               $17,317           $16,227             $16,981
10/31/2006          $17,408                   $18,818               $17,770           $16,756             $17,094
11/30/2006          $17,695                   $19,130               $18,103           $17,075             $17,292
12/31/2006          $17,875                   $19,332               $18,242           $17,314             $17,192
 1/31/2007          $18,134                   $19,618               $18,431           $17,575             $17,185
 2/28/2007          $17,919                   $19,389               $18,374           $17,231             $17,449
 3/31/2007          $18,102                   $19,593               $18,528           $17,424             $17,449
 4/30/2007          $18,696                   $20,235               $19,051           $18,195             $17,544
 5/31/2007          $19,182                   $20,764               $19,415           $18,830             $17,410
 6/30/2007          $19,014                   $20,585               $19,205           $18,514             $17,358
 7/31/2007          $18,685                   $20,229               $18,858           $17,940             $17,502
 8/31/2007          $18,879                   $20,452               $19,066           $18,209             $17,717
 9/30/2007          $19,549                   $21,184               $19,584           $18,890             $17,852

--------------------------------------------------------------------------------
1 The Growth Balanced Allocation Composite Index is weighted 35% in the Lehman Brothers Aggregate Index, 16.25% in the Russell 1000(R) Value Index, 16.25% in the S&P 500 Index, 16.25% in the Russell 1000(R) Growth, 9.75% in the Morgan Stanley Capital International Europe, Australasia and Far East ("MSCI EAFE") Index, and 6.50% in the Russell 2000(R) Index. The RUSSELL 1000(R) VALUE INDEX measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values. The RUSSELL 1000(R) GROWTH INDEX measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values. The MSCI EAFE INDEX is an unmanaged group of securities widely regarded by investors to be

                                                        (continued on next page)

Performance Highlights                 Wells Fargo Advantage Allocation Funds 19

--------------------------------------------------------------------------------

MANAGER'S DISCUSSION

FUND HIGHLIGHTS

o The Fund outpaced its composite benchmark by more than two percentage points.

o Stocks outperformed bonds during the period, and the Fund's emphasis on stocks significantly added to Fund performance.

o The bond market had respectable gains, despite trouble from subprime mortgages.

EVEN WITH THE SLOWDOWN IN HOUSING, THE U.S. ECONOMY WAS RESILIENT AND CORPORATE PROFITS GREW AT A HEALTHY PACE.

The Fund emphasized stocks throughout most of the 12-month period, and this benefited the performance of the portfolios as stocks significantly outperformed bonds. Performance was strong across all equity styles and classes, with each major stock category producing double-digit returns. International stocks continued to lead all equity classes, but after several years of underperforming, large cap stocks and growth stocks outperformed their small cap and value counterparts. Continuing problems in the U.S. subprime housing market caused extreme market volatility during the last quarter of the period. Stocks subsequently rallied in the final month after the Fed cut short-term rates by a higher-than-expected 50 basis points.

The bond market showed respectable gains during the 12-month period, despite its underperformance compared to stocks. Problems with subprime mortgages spread to the broader fixed-income markets during the final quarter that ended in September. Although subsequent Fed easing reassured the overall bond market, inflation fears were evident in other markets, including higher commodity prices and dollar weakness.

--------------------------------------------------------------------------------
TEN LARGEST HOLDINGS 5,6
AS OF SEPTEMBER 30, 2007)
--------------------------------------------------------------------------------
Exxon Mobil Corporation                                                    1.32%
--------------------------------------------------------------------------------
Microsoft Corporation                                                      1.27%
--------------------------------------------------------------------------------
Goldman Sachs Group Incorporated                                           1.23%
--------------------------------------------------------------------------------
Cisco Systems Incorporated                                                 1.10%
--------------------------------------------------------------------------------
American International Group Incorporated                                  0.94%
--------------------------------------------------------------------------------
eBay Incorporated                                                          0.92%
--------------------------------------------------------------------------------
General Electric Company                                                   0.90%
--------------------------------------------------------------------------------
Bank of America Corporation                                                0.80%
--------------------------------------------------------------------------------
Medtronic Incorporated                                                     0.78%
--------------------------------------------------------------------------------
Google Incorporated Class A                                                0.72%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
      representations of the stock markets of Europe, Australasia and the Far East. The RUSSELL 2000(R) INDEX measures the performance of the 2,000 smallest companies in the Russell 3000(R) Index, which represents approximately 8% of the total market capitalization of the Russell 3000(R) Index. You cannot invest directly in an Index.

2 The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market value weighted index with each stock's weight in the Index proportionate to its market value. You cannot invest directly in an Index.

3 The Lehman Brothers U.S.Aggregate Index includes bonds from the Treasury, government-related, corporate, agency, mortgage-backed securities, and asset-backed securities sectors. You cannot invest directly in an Index.

4 The chart compares the performance of the Wells Fargo Advantage Growth Balanced Fund Class A and Administrator Class shares for the most recent ten years with the Growth Balanced Composite Index, the S&P 500 Index and the Lehman Brothers U.S. Aggregate Index. The chart assumes a hypothetical $10,000 investment in Class A and Administrator Class shares and reflects all operating expenses and, for Class A shares, assumes the maximum initial sales charge of 5.75%.

20 Wells Fargo Advantage Allocation Funds                 Performance Highlights

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
NEUTRAL ALLOCATION 6
(AS OF SEPTEMBER 30, 2007)
--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

                            Stocks       Bonds
                             (65%)       (35%)

--------------------------------------------------------------------------------
EFFECTIVE ALLOCATION 6
(AS OF SEPTEMBER 30, 2007)
--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

                            Stocks       Bonds
                             (80%)       (20%)

WITH THE SHIFT TOWARD STOCKS, THE PORTFOLIO MAINTAINED A LONG POSITION IN THE S&P 500 INDEX FUTURES AND WAS SHORT IN THE LONG-TERM U.S. TREASURY BOND FUTURES.

The Tactical Asset Allocation (TAA) Model, which seeks to enhance portfolio returns by shifting assets between stocks and bonds, maintained a 15% shift toward stocks until the quarter that ended in June, when it shifted to neutral. During the final quarter that ended in September, the TAA Model again employed a 15% shift toward stocks. To implement an overweight in stocks, the Fund has employed a hedged futures overlay transaction, thus keeping the portfolio's underlying assets near their long-term strategic allocation of 65% stocks and 35% bonds. With the futures overlay, the Fund had an effective target allocation of 80% stocks and 20% bonds at the end of the period.

THE TAA MODEL INDICATES THAT STOCKS REMAIN ATTRACTIVE RELATIVE TO BONDS.

With stocks significantly outperforming long Treasury bonds, the 15% TAA Model shift toward stocks during most of the 12-month period improved the performance of the Fund. While stocks have outperformed the broad bond market, the TAA Model indicates that stocks remain attractive relative to bonds. As a result, the Fund will keep its overweighted position in stocks until the relative valuation between stocks and bonds returns to a more normal level.

--------------------------------------------------------------------------------
5 The ten largest holdings are calculated based on the market value of the Master Trust portfolio securities allocable to the Fund divided by the total market value of the portfolio of investments of the Fund. See Notes to the Financial Statements for a discussion of the Master Trust.

6 Portfolio holdings and allocations are subject to change. Cash and cash equivalents are not reflected in the calculations of portfolio holdings and allocations.

Performance Highlights                 Wells Fargo Advantage Allocation Funds 21

--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN 7  (%) (AS OF SEPTEMBER 30, 2007)

------------------------------------------------------------------------------------------------------------------------------------
                                                     Including Sales Charge               Excluding Sales Charge     Expense Ratio
GROWTH BALANCED FUND                       6-Month*  1-Year   5-Year   10-Year  6-Month*  1-Year   5-Year   10-Year  Gross 8   Net 9
------------------------------------------------------------------------------------------------------------------------------------
Class A (WFGBX)                              1.78      8.91    11.12     6.93     7.99     15.55    12.44     7.57     1.30     1.20
------------------------------------------------------------------------------------------------------------------------------------
Class B (NVGRX)                              2.58      9.69    11.34     6.77     7.58     14.69    11.60     6.77     2.05     1.95
------------------------------------------------------------------------------------------------------------------------------------
Class C (WFGWX)                              6.59     13.72    11.60     6.79     7.59     14.72    11.60     6.79     2.05     1.95
------------------------------------------------------------------------------------------------------------------------------------
Administrator Class (NVGBX)                                                       8.09     15.84    12.72     7.79     1.12     0.95
------------------------------------------------------------------------------------------------------------------------------------
BENCHMARKS
------------------------------------------------------------------------------------------------------------------------------------
   Growth Balanced Composite Index 1                                              5.70     13.09    12.66     6.95
------------------------------------------------------------------------------------------------------------------------------------
   S&P 500 Index 2                                                                8.44     16.44    15.44     6.57
------------------------------------------------------------------------------------------------------------------------------------
   Lehman Brothers U.S. Aggregate Index 3                                         2.31      5.14     4.13     5.97
------------------------------------------------------------------------------------------------------------------------------------

*     Returns for periods of less than one year are not annualized.

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE SHOWN WITHOUT SALES CHARGES WOULD BE LOWER IF SALES CHARGES WERE REFLECTED. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE ON THE FUNDS' WEB SITE - WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

FOR CLASS A SHARES, THE MAXIMUM FRONT-END SALES CHARGE IS 5.75%. FOR CLASS B SHARES, THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE IS 5.00%. FOR CLASS C SHARES, THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE IS 1.00%. PERFORMANCE INCLUDING SALES CHARGE ASSUMES THE SALES CHARGE FOR THE CORRESPONDING TIME PERIOD. ADMINISTRATOR CLASS SHARES ARE SOLD WITHOUT A FRONT-END SALES CHARGE OR CONTINGENT DEFERRED SALES CHARGE.

Balanced funds may invest in stocks and bonds. Stock values fluctuate in response to the activities of individual companies and general market and economic conditions. Bond values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. In general, when interest rates rise, bond values fall and investors may lose principal value. The use of derivatives may reduce returns and/or increase volatility. Active trading results in increased turnover and trading expenses, and may generate higher short term capital gains. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). This fund is exposed to foreign investment risk and small company investment risk. Consult the Fund's prospectus for additional information on these and other risks.

--------------------------------------------------------------------------------
7 The Fund is a gateway blended Fund that invests all of its assets in two or more master portfolios of the Master Trust in varying proportions. References to the investment activities of the Fund are intended to refer to the investment activities of the master portfolios in which it invests. Performance shown prior to the inception of the Class A, Class B and Class C shares reflects the performance of the Administrator Class shares, adjusted to reflect Class A, Class B and Class C sales charges and expenses, as applicable.

8 Reflects the gross expense ratio as stated in the February 1, 2007, prospectus and is based on the Fund's previous fiscal year expenses as reported in the Financial Highlights.

9 The investment adviser has committed through January 31, 2009, to waive fees and/or reimburse expenses to the extent necessary to maintain the net operating expense ratio shown. Without these reductions, the Fund's returns would have been lower.

22 Wells Fargo Advantage Allocation Funds                 Performance Highlights


WELLS FARGO ADVANTAGE MODERATE BALANCED FUND
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE

The WELLS FARGO ADVANTAGE MODERATE BALANCED FUND (the Fund) seeks total return, consisting of current income and capital appreciation.

INVESTMENT ADVISER

Wells Fargo Funds Management, LLC

SUBADVISER

Wells Capital Management Incorporated

MASTER PORTFOLIO SUBADVISERS

Artisan Partners Limited Partnership
Cadence Capital Management
Cooke & Bieler, L.P.
Galliard Capital Management, Inc
LSV Asset Management.
New Star Institutional Managers Limited
Peregrine Capital Management, Inc.
Smith Asset Management Group, L.P.
SSgA Funds Management
Systematic Financial Management, L.P.
Wells Capital Management Incorporated

PORTFOLIO MANAGERS

Doug Beath
Thomas C. Biwer, CFA
Galen G. Blomster, CFA
Christian L. Chan, CFA
Jeffrey P. Mellas
Andrew Owen, CFA

FUND INCEPTION

April 30, 1989

PERFORMANCE SUMMARY

12-MONTH TOTAL RETURN AS OF SEPTEMBER 30, 2007
(EXCLUDING SALES CHARGES)

--------------------------------------------------------------------------------
MODERATE BALANCED FUND                                                   1-YEAR
--------------------------------------------------------------------------------
Class A                                                                   11.33%
--------------------------------------------------------------------------------
BENCHMARK
   Moderate Balanced Allocation Composite Index 1                         10.07%
--------------------------------------------------------------------------------
   S&P 500 Index 2                                                        16.44%
--------------------------------------------------------------------------------
   Lehman Brothers U.S. Aggregate Index 3                                  5.14%
--------------------------------------------------------------------------------

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE SHOWN WITHOUT SALES CHARGES WOULD BE LOWER IF SALES CHARGES WERE REFLECTED. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE ON THE FUNDS' WEB SITE - WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

FOR CLASS A SHARES, THE MAXIMUM FRONT-END SALES CHARGE IS 5.75%. PERFORMANCE INCLUDING SALES CHARGE ASSUMES THE SALES CHARGE FOR THE CORRESPONDING TIME PERIOD. NET AND GROSS EXPENSE RATIOS FOR CLASS A SHARES ARE 1.15% AND 1.27%. THE INVESTMENT ADVISER HAS CONTRACTUALLY COMMITTED THROUGH JANUARY 31, 2009, TO WAIVE FEES AND/OR REIMBURSE EXPENSES TO THE EXTENT NECESSARY TO MAINTAIN THIS NET OPERATING EXPENSE RATIO. WITHOUT THESE REDUCTIONS, THE FUND'S RETURNS WOULD HAVE BEEN LOWER.

--------------------------------------------------------------------------------
GROWTH OF $10,000 INVESTMENTS 4
(AS OF SEPTEMBER 30, 2007)
--------------------------------------------------------------------------------

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

              WELLS FARGO ADVANTAGE    WELLS FARGO ADVANTAGE                                             Lehman
             MODERATE BALANCED FUND   MODERATE BALANCED FUND    Moderate Balance                      Brothers U.S.
                  - Class A           - Administrator Class     Composite Index    S&P 500 Index     Aggregate Index
             ----------------------   ----------------------   -----------------   -------------   -------------------
 9/30/1997          $ 9,425                   $10,000               $10,000            $10,000            $10,000
10/31/1997          $ 9,358                   $ 9,931               $ 9,912            $ 9,666            $10,145
11/30/1997          $ 9,482                   $10,065               $10,060            $10,114            $10,192
12/31/1997          $ 9,599                   $10,191               $10,184            $10,287            $10,294
 1/31/1998          $ 9,722                   $10,324               $10,302            $10,401            $10,426
 2/28/1998          $ 9,997                   $10,618               $10,594            $11,150            $10,419
 3/31/1998          $10,196                   $10,831               $10,816            $11,721            $10,454
 4/30/1998          $10,283                   $10,925               $10,890            $11,839            $10,509
 5/31/1998          $10,241                   $10,883               $10,851            $11,636            $10,609
 6/30/1998          $10,445                   $11,101               $11,031            $12,108            $10,699
 7/31/1998          $10,363                   $11,015               $10,982            $11,979            $10,721
 8/31/1998          $ 98,30                   $10,452               $10,421            $10,249            $10,896
 9/30/1998          $10,153                   $10,798               $10,763            $10,906            $11,151
10/31/1998          $10,481                   $11,148               $11,088            $11,792            $11,092
11/30/1998          $10,826                   $11,517               $11,379            $12,506            $11,155
12/31/1998          $11,181                   $11,898               $11,663            $13,227            $11,189
 1/31/1999          $11,392                   $12,125               $11,839            $13,780            $11,268
 2/28/1999          $11,134                   $11,852               $11,585            $13,351            $11,072
 3/31/1999          $11,340                   $12,075               $11,791            $13,885            $11,133
 4/30/1999          $11,556                   $12,307               $12,043            $14,423            $11,168
 5/31/1999          $11,445                   $12,191               $11,892            $14,083            $11,070
 6/30/1999          $11,684                   $12,448               $12,115            $14,864            $11,035
 7/31/1999          $11,582                   $12,342               $11,996            $14,401            $10,988
 8/31/1999          $11,527                   $12,287               $11,953            $14,329            $10,983
 9/30/1999          $11,454                   $12,211               $11,933            $13,937            $11,110
10/31/1999          $11,679                   $12,453               $12,222            $14,818            $11,151
11/30/1999          $11,842                   $12,630               $12,362            $15,120            $11,150
12/31/1999          $12,049                   $12,853               $12,670            $16,010            $11,097
 1/31/2000          $11,933                   $12,732               $12,438            $15,205            $11,060
 2/29/2000          $12,101                   $12,914               $12,562            $14,918            $11,194
 3/31/2000          $12,552                   $13,398               $13,008            $16,376            $11,341
 4/30/2000          $12,426                   $13,266               $12,812            $15,884            $11,309
 5/31/2000          $12,320                   $13,156               $12,692            $15,559            $11,304
 6/30/2000          $12,591                   $13,448               $12,969            $15,942            $11,539
 7/31/2000          $12,629                   $13,492               $12,925            $15,693            $11,644
 8/31/2000          $12,946                   $13,833               $13,331            $16,668            $11,812
 9/30/2000          $12,794                   $13,674               $13,141            $15,788            $11,887
10/31/2000          $12,889                   $13,778               $13,112            $15,721            $11,965
11/30/2000          $12,861                   $13,751               $12,793            $14,482            $12,161
12/31/2000          $13,163                   $14,076               $13,019            $14,553            $12,387
 1/31/2001          $13,306                   $14,233               $13,304            $15,069            $12,589
 2/28/2001          $12,977                   $13,884               $12,886            $13,696            $12,699
 3/31/2001          $12,705                   $13,595               $12,584            $12,829            $12,763
 4/30/2001          $13,191                   $14,118               $12,980            $13,825            $12,710
 5/31/2001          $13,245                   $14,178               $13,030            $13,918            $12,786
 6/30/2001          $13,124                   $14,052               $12,953            $13,579            $12,835
 7/31/2001          $13,166                   $14,100               $13,006            $13,446            $13,122
 8/31/2001          $12,972                   $13,896               $12,802            $12,605            $13,272
 9/30/2001          $12,509                   $13,403               $12,419            $11,587            $13,426
10/31/2001          $12,720                   $13,631               $12,673            $11,808            $13,707
11/30/2001          $13,121                   $14,064               $12,958            $12,714            $13,518
12/31/2001          $13,223                   $14,177               $13,001            $12,825            $13,433
 1/31/2002          $13,136                   $14,086               $12,952            $12,638            $13,541
 2/28/2002          $13,038                   $13,983               $12,927            $12,394            $13,673
 3/31/2002          $13,257                   $14,222               $13,066            $12,860            $13,445
 4/30/2002          $13,146                   $14,106               $12,971            $12,081            $13,706
 5/31/2002          $13,114                   $14,073               $12,977            $11,992            $13,822
 6/30/2002          $12,859                   $13,803               $12,693            $11,138            $13,942
 7/31/2002          $12,291                   $13,197               $12,330            $10,270            $14,110
 8/31/2002          $12,301                   $13,209               $12,444            $10,338            $14,348
 9/30/2002          $11,686                   $12,552               $12,024             $9,215            $14,581
10/31/2002          $12,128                   $13,029               $12,362            $10,025            $14,514
11/30/2002          $12,479                   $13,409               $12,657            $10,615            $14,510
12/31/2002          $12,139                   $13,047               $12,511            $ 9,992            $14,810
 1/31/2003          $11,949                   $12,845               $12,379            $ 9,730            $14,823
 2/28/2003          $11,852                   $12,744               $12,369            $ 9,584            $15,028
 3/31/2003          $11,881                   $12,778               $12,396            $ 9,676            $15,016
 4/30/2003          $12,391                   $13,329               $12,867            $10,474            $15,140
 5/31/2003          $12,789                   $13,759               $13,294            $11,025            $15,422
 6/30/2003          $12,886                   $13,867               $13,367            $11,166            $15,392
 7/31/2003          $13,065                   $14,062               $13,294            $11,363            $14,874
 8/31/2003          $13,199                   $14,210               $13,459            $11,584            $14,973
 9/30/2003          $13,172                   $14,183               $13,598            $11,461            $15,370
10/31/2003          $13,575                   $14,620               $13,873            $12,109            $15,226
11/30/2003          $13,653                   $14,708               $13,972            $12,216            $15,263
12/31/2003          $14,005                   $15,090               $14,327            $12,856            $15,418
 1/31/2004          $14,139                   $15,237               $14,499            $13,092            $15,542
 2/29/2004          $14,268                   $15,377               $14,660            $13,274            $15,710
 3/31/2004          $14,236                   $15,349               $14,660            $13,074            $15,828
 4/30/2004          $14,015                   $15,111               $14,359            $12,869            $15,416
 5/31/2004          $14,067                   $15,174               $14,406            $13,045            $15,354
 6/30/2004          $14,197                   $15,314               $14,565            $13,298            $15,441
 7/31/2004          $13,944                   $15,048               $14,416            $12,858            $15,594
 8/31/2004          $13,983                   $15,083               $14,566            $12,910            $15,892
 9/30/2004          $14,093                   $15,216               $14,686            $13,050            $15,935
10/31/2004          $14,217                   $15,349               $14,856            $13,249            $16,068
11/30/2004          $14,547                   $15,705               $15,100            $13,785            $15,940
12/31/2004          $14,805                   $15,993               $15,385            $14,254            $16,087
 1/31/2005          $14,622                   $15,788               $15,272            $13,907            $16,188
 2/28/2005          $14,758                   $15,942               $15,381            $14,199            $16,092
 3/31/2005          $14,601                   $15,781               $15,232            $13,948            $16,010
 4/30/2005          $14,452                   $15,620               $15,191            $13,683            $16,226
 5/31/2005          $14,730                   $15,920               $15,471            $14,119            $16,402
 6/30/2005          $14,805                   $16,008               $15,562            $14,139            $16,491
 7/31/2005          $15,084                   $16,316               $15,746            $14,664            $16,341
 8/31/2005          $15,091                   $16,323               $15,817            $14,531            $16,551
 9/30/2005          $15,125                   $16,367               $15,832            $14,648            $16,380
10/31/2005          $14,975                   $16,206               $15,650            $14,404            $16,251
11/30/2005          $15,282                   $16,536               $15,920            $14,948            $16,322
12/31/2005          $15,344                   $16,606               $16,044            $14,953            $16,478
 1/31/2006          $15,593                   $16,883               $16,300            $15,349            $16,479
 2/28/2006          $15,615                   $16,915               $16,338            $15,391            $16,533
 3/31/2006          $15,733                   $17,041               $16,404            $15,582            $16,371
 4/30/2006          $15,842                   $17,168               $16,507            $15,792            $16,341
 5/31/2006          $15,571                   $16,875               $16,286            $15,338            $16,324
 6/30/2006          $15,549                   $16,859               $16,318            $15,358            $16,359
 7/31/2006          $15,586                   $16,899               $16,438            $15,453            $16,580
 8/31/2006          $15,879                   $17,215               $16,728            $15,820            $16,834
 9/30/2006          $16,091                   $17,460               $16,935            $16,227            $16,981
10/31/2006          $16,414                   $17,808               $17,244            $16,756            $17,094
11/30/2006          $16,633                   $18,054               $17,500            $17,075            $17,292
12/31/2006          $16,718                   $18,148               $17,568            $17,314            $17,192
 1/31/2007          $16,875                   $18,318               $17,688            $17,575            $17,185
 2/28/2007          $16,820                   $18,267               $17,731            $17,231            $17,449
 3/31/2007          $16,946                   $18,403               $17,833            $17,424            $17,449
 4/30/2007          $17,316                   $18,811               $18,175            $18,195            $17,544
 5/31/2007          $17,568                   $19,084               $18,366            $18,830            $17,410
 6/30/2007          $17,466                   $18,982               $18,244            $18,514            $17,358
 7/31/2007          $17,340                   $18,846               $18,091            $17,940            $17,502
 8/31/2007          $17,497                   $19,016               $18,284            $18,209            $17,717
 9/30/2007          $17,914                   $19,484               $18,640            $18,890            $17,852

--------------------------------------------------------------------------------
1 The Moderate Balanced Allocation Composite Index is weighted 45% in the Lehman Brothers U.S. Aggregate Bond Index, 15% in the Lehman Brothers 9-12 Month U.S. Treasury Bond Index, 10% in the Russell 1000(R) Value Index, 10% in the S&P 500 Index, 10% in the Russell 1000(R) Growth, 6% in the Morgan Stanley Capital International Europe, Australasia and Far East ("MSCI EAFE") Index, and 4% in the Russell 2000(R) Index. The LEHMAN BROTHERS 9-12 MONTH U.S. TREASURY BOND INDEX is an unmanaged index that includes aged U.S. Treasury bills, notes and bonds with a remaining maturity from 1 up to (but not including) 12 months. It excludes zero (continued on next page)

Performance Highlights                 Wells Fargo Advantage Allocation Funds 23

--------------------------------------------------------------------------------

MANAGER'S DISCUSSION

o     The Fund's solid performance outpaced its composite benchmark.

o Stocks outperformed bonds during the period, and the Fund's emphasis on stocks significantly added to Fund performance.

o The bond market had respectable gains, despite trouble from subprime mortgages.

EVEN WITH THE SLOWDOWN IN HOUSING, THE U.S. ECONOMY WAS RESILIENT AND CORPORATE PROFITS GREW AT A HEALTHY PACE.

The Fund emphasized stocks throughout most of the 12-month period, and this benefited the performance of the portfolio as stocks significantly outperformed bonds. Performance was strong across all equity styles and classes, with each major stock category producing double-digit returns. International stocks continued to lead all equity classes, but after several years of underperforming, large cap stocks and growth stocks outperformed their small cap and value counterparts. Continuing problems in the U.S. subprime housing market caused extreme market volatility during the last quarter of the period. Stocks subsequently rallied in the final month after the Fed cut short-term rates by a higher-than-expected 50 basis points.

The bond market showed respectable gains during the 12-month period, despite its underperformance compared to stocks. Problems with subprime mortgages spread to the broader fixed-income markets during the final quarter that ended in September. Although subsequent Fed easing reassured the overall bond market, inflation fears were evident in other markets, including higher commodity prices and continued dollar weakness.

------------------------------------------------------------------------------
TEN LARGEST HOLDINGS 5,6
AS OF SEPTEMBER 30, 2007)
------------------------------------------------------------------------------
FHLMC, 6.50%, 02/25/2042                                                 0.91%
------------------------------------------------------------------------------
Exxon Mobil Corporation                                                  0.82%
------------------------------------------------------------------------------
Microsoft Corporation                                                    0.79%
------------------------------------------------------------------------------
Goldman Sachs Group Incorporated                                         0.77%
------------------------------------------------------------------------------
Cisco Systems Incorporated                                               0.68%
------------------------------------------------------------------------------
GNMA, 7.06%, 08/16/2042                                                  0.62%
------------------------------------------------------------------------------
FNMA, 5.50%, 04/25/2035                                                  0.61%
------------------------------------------------------------------------------
US Treasury Bond, 6.25%, 08/15/2023                                      0.59%
------------------------------------------------------------------------------
American International Group Incorporated                                0.59%
------------------------------------------------------------------------------
eBay Incorporated                                                        0.57%
------------------------------------------------------------------------------

coupon strips. The RUSSELL 1000(R) VALUE INDEX measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values. The RUSSELL 1000(R) GROWTH INDEX measures the performance of those Russell 1000 companies with higher price-to book ratios and higher forecasted growth values. The MSCI EAFE INDEX is an unmanaged group of securities widely regarded by investors to be representations of the stock markets of Europe, Australasia and the Far East. The RUSSELL 2000(R) INDEX measures the performance of the 2,000 smallest companies in the Russell 3000(R) Index, which represents approximately 8% of the total market capitalization of the Russell 3000(R) Index. You cannot invest directly in an Index.

24 Wells Fargo Advantage Allocation Funds                 Performance Highlights

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
NEUTRAL ALLOCATION 6
(AS OF SEPTEMBER 30, 2007)
--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

                           Stocks           Bonds
                            (40%)           (60%)

--------------------------------------------------------------------------------
EFFECTIVE ALLOCATION 6
(AS OF SEPTEMBER 30, 2007)
--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

                           Stocks           Bonds
                            (50%)           (50%)

WITH THE MOST RECENT SHIFT TOWARD STOCKS, THE PORTFOLIO MAINTAINED A LONG POSITION IN THE S&P 500 INDEX FUTURES AND WAS SHORT IN THE LONG-TERM U.S. TREASURY BOND FUTURES.

The Tactical Asset Allocation (TAA) Model, which seeks to enhance portfolio returns by shifting assets between stocks and bonds, maintained a 10% shift toward stocks until the quarter that ended in June, when it shifted toward neutral. During the final quarter that ended in September, the TAA Model again employed a 10% shift toward stocks. To implement an overweight in stocks, the Fund has employed a hedged futures overlay transaction, thus keeping the portfolio's underlying assets near their long-term strategic allocation of 40% stocks and 60% bonds. With the futures overlay, the Fund had an effective target allocation of 50% stocks and 50% bonds at the end of the period.

THE TAA MODEL INDICATES THAT STOCKS REMAIN ATTRACTIVE RELATIVE TO BONDS.

With stocks significantly outperforming long Treasury bonds, the 10% TAA Model shift toward stocks during most of the 12-month period improved the performance of the Fund. While stocks have outperformed the broad bond market, the TAA Model indicates that stocks remain attractive relative to bonds. As a result, the Fund will keep its overweighted position in stocks until the relative valuation between stocks and bonds returns to a more normal level.

--------------------------------------------------------------------------------
2 The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market value weighted index with each stock's weight in the Index proportionate to its market value. You cannot invest directly in an Index.

3 The Lehman Brothers U.S. Aggregate Index includes bonds from the Treasury, government-related, corporate, agency, mortgage-backed securities, and asset-backed securities sectors. You cannot invest directly in an Index.

4 The chart compares the performance of the WELLS FARGO ADVANTAGE MODERATE BALANCED FUND Class A and Administrator Class shares for the most recent ten years with the Moderate Balanced Composite Index, the S&P 500 Index and the Lehman Brothers U.S. Aggregate Index. The chart assumes a hypothetical $10,000 investment in Class A and Administrator Class shares and reflects all operating expenses and, for Class A shares, assumes the maximum initial sales charge of 5.75%.

5 The ten largest holdings are calculated based on the market value of the Master Trust portfolio securities allocable to the Fund divided by the total market value of the portfolio of investments of the Fund. See Notes to the Financial Statements for a discussion of the Master Trust.

6 Portfolio holdings and allocations are subject to change. Cash and cash equivalents are not reflected in the calculations of portfolio holdings and allocations.

Performance Highlights                 Wells Fargo Advantage Allocation Funds 25

--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN 7 (%) (AS OF SEPTEMBER 30, 2007)

------------------------------------------------------------------------------------------------------------------------------------
                                               Including Sales Charge                Excluding Sales Charge          Expense Ratio
                                          6-Month*  1-Year   5-Year  10-Year  6-Month*   1-Year   5-Year   10-Year  Gross 8   Net 9
------------------------------------------------------------------------------------------------------------------------------------
Class A (WFMAX)                            (0.37)    4.93     7.64     6.00     5.71      11.33     8.92     6.63     1.27     1.15
------------------------------------------------------------------------------------------------------------------------------------
Class B (WMOBX)                             0.33     5.49     7.82     5.85     5.33      10.49     8.11     5.85     2.02     1.90
------------------------------------------------------------------------------------------------------------------------------------
Class C (WFBCX)                             4.33     9.49     8.11     5.84     5.33      10.49     8.11     5.84     2.02     1.90
------------------------------------------------------------------------------------------------------------------------------------
Administrator Class (NVMBX)                                                     5.87      11.59     9.19     6.90     1.09     0.90
------------------------------------------------------------------------------------------------------------------------------------
BENCHMARKS
------------------------------------------------------------------------------------------------------------------------------------
  Moderate Balanced Composite Index 1                                           4.53      10.07     9.16     6.43
------------------------------------------------------------------------------------------------------------------------------------
  S&P 500 Index 2                                                               8.44      16.44    15.44     6.57
------------------------------------------------------------------------------------------------------------------------------------
  Lehman Brothers U.S. Aggregate Index 3                                        2.31       5.14     4.13     5.97
------------------------------------------------------------------------------------------------------------------------------------

*     Returns for periods of less than one year are not annualized.

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE SHOWN WITHOUT SALES CHARGES WOULD BE LOWER IF SALES CHARGES WERE REFLECTED. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE ON THE FUNDS' WEB SITE - WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

FOR CLASS A SHARES, THE MAXIMUM FRONT-END SALES CHARGE IS 5.75%. FOR CLASS B SHARES, THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE IS 5.00%. FOR CLASS C SHARES, THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE IS 1.00%. PERFORMANCE INCLUDING SALES CHARGE ASSUMES THE SALES CHARGE FOR THE CORRESPONDING TIME PERIOD. ADMINISTRATOR CLASS SHARES ARE SOLD WITHOUT A FRONT-END SALES CHARGE OR CONTINGENT DEFERRED SALES CHARGE.

Balanced funds may invest in stocks and bonds. Stock values fluctuate in response to the activities of individual companies and general market and economic conditions. Bond values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. In general, when interest rates rise, bond values fall and investors may lose principal value. The use of derivatives may reduce returns and/or increase volatility. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). This fund is exposed to foreign investment risk. Consult the Fund's prospectus for additional information on these and other risks.

--------------------------------------------------------------------------------
7 The Fund is a gateway blended Fund that invests all of its assets in two or more master portfolios of the Master Trust in varying proportions. References to the investment activities of the Fund are intended to refer to the investment activities of the master portfolios in which it invests. Performance shown prior to the inception of the Class A, Class B and Class C shares reflects the performance of the Administrator Class shares, adjusted to reflect Class A, Class B and Class C sales charges and expenses, as applicable. Prior to April 11, 2005, the Administrator Class was named the Institutional Class.

8 Reflects the gross expense ratio as stated in the February 1, 2007, prospectus and is based on the Fund's previous fiscal year expenses as reported in the Financial Highlights.

9 The investment adviser has committed through January 31, 2009, to waive fees and/or reimburse expenses to the extent necessary to maintain the net operating expense ratio shown. Without these reductions, the Fund's returns would have been lower.

26 Wells Fargo Advantage Allocation Funds              Fund Expenses (Unaudited)


As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, redemption fees (if any) and exchange fees (if any); and (2) ongoing costs, including management fees; distribution (12b-1) and/or shareholder service fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire six-month period, from April 1, 2007 to September 30, 2007.

ACTUAL EXPENSES

The "Actual" line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Actual" line under the heading entitled "Expenses Paid During Period" for your applicable class of shares to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The "Hypothetical" line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the "Hypothetical" line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

--------------------------------------------------------------------------------------------------------------------
                                                          Beginning         Ending       Expenses
                                                        Account Value   Account Value   Paid During     Net Annual
WELLS FARGO ADVANTAGE AGGRESSIVE ALLOCATION FUND          04-01-2007      09-30-2007      Period 1    Expense Ratio
--------------------------------------------------------------------------------------------------------------------
ADMINISTRATOR CLASS
  Actual                                                  $1,000.00       $1,090.20       $ 5.24          1.00%
  Hypothetical (5% return before expenses)                $1,000.00       $1,020.05       $ 5.06          1.00%
--------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE ASSET ALLOCATION FUND
--------------------------------------------------------------------------------------------------------------------
CLASS A
  Actual                                                  $1,000.00       $1,024.10       $ 5.84          1.15%
  Hypothetical (5% return before expenses)                $1,000.00       $1,019.30       $ 5.82          1.15%
--------------------------------------------------------------------------------------------------------------------
CLASS B
  Actual                                                  $1,000.00       $1,032.00       $ 9.68          1.90%
  Hypothetical (5% return before expenses)                $1,000.00       $1,015.54       $ 9.60          1.90%
--------------------------------------------------------------------------------------------------------------------
CLASS C
  Actual                                                  $1,000.00       $1,072.40       $ 9.87          1.90%
  Hypothetical (5% return before expenses)                $1,000.00       $1,015.54       $ 9.60          1.90%
--------------------------------------------------------------------------------------------------------------------
ADMINISTRATOR CLASS
  Actual                                                  $1,000.00       $1,088.10       $ 4.71          0.90%
  Hypothetical (5% return before expenses)                $1,000.00       $1,020.56       $ 4.56          0.90%
--------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE CONSERVATIVE ALLOCATION FUND
--------------------------------------------------------------------------------------------------------------------
ADMINISTRATOR CLASS
  Actual                                                  $1,000.00       $1,039.90       $ 4.35          0.85%
  Hypothetical (5% return before expenses)                $1,000.00       $1,020.81       $ 4.31          0.85%
--------------------------------------------------------------------------------------------------------------------

Fund Expenses (Unaudited)              Wells Fargo Advantage Allocation Funds 27


--------------------------------------------------------------------------------------------------------------------
                                                          Beginning         Ending       Expenses
                                                        Account Value   Account Value   Paid During     Net Annual
WELLS FARGO ADVANTAGE GROWTH BALANCED FUND                04-01-2007      09-30-2007      Period 1    Expense Ratio
--------------------------------------------------------------------------------------------------------------------
CLASS A
  Actual                                                  $1,000.00       $1,017.80       $ 6.07          1.20%
  Hypothetical (5% return before expenses)                $1,000.00       $1,019.05       $ 6.07          1.20%
--------------------------------------------------------------------------------------------------------------------
CLASS B
  Actual                                                  $1,000.00       $1,025.80       $ 9.90          1.95%
  Hypothetical (5% return before expenses)                $1,000.00       $1,015.29       $ 9.85          1.95%
--------------------------------------------------------------------------------------------------------------------
CLASS C
  Actual                                                  $1,000.00       $1,065.90       $10.10          1.95%
  Hypothetical (5% return before expenses)                $1,000.00       $1,015.29       $ 9.85          1.95%
--------------------------------------------------------------------------------------------------------------------
ADMINISTRATOR CLASS
  Actual                                                  $1,000.00       $1,080.90       $ 4.96          0.95%
  Hypothetical (5% return before expenses)                $1,000.00       $1,020.31       $ 4.81          0.95%
--------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE MODERATE BALANCED FUND
--------------------------------------------------------------------------------------------------------------------
CLASS A
  Actual                                                  $1,000.00       $  996.30       $ 5.76          1.15%
  Hypothetical (5% return before expenses)                $1,000.00       $1,019.30       $ 5.82          1.15%
--------------------------------------------------------------------------------------------------------------------
CLASS B
  Actual                                                  $1,000.00       $1,003.30       $ 9.54          1.90%
  Hypothetical (5% return before expenses)                $1,000.00       $1,015.54       $ 9.60          1.90%
--------------------------------------------------------------------------------------------------------------------
CLASS C
  Actual                                                  $1,000.00       $1,043.30       $ 9.73          1.90%
  Hypothetical (5% return before expenses)                $1,000.00       $1,015.54       $ 9.60          1.90%
--------------------------------------------------------------------------------------------------------------------
ADMINISTRATOR CLASS
  Actual                                                  $1,000.00       $1,058.70       $ 4.64          0.90%
  Hypothetical (5% return before expenses)                $1,000.00       $1,020.56       $ 4.56          0.90%
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1 Expenses are equal to the Portfolio's annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half year period).

28 Wells Fargo Advantage Allocation Funds

                                    Portfolio of Investments--September 30, 2007


AGGRESSIVE ALLOCATION FUND
--------------------------------------------------------------------------------

FACE/SHARE
AMOUNT             SECURITY NAME                                                                                         VALUE
INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS: 98.98%
             NA    WELLS FARGO ADVANTAGE C&B LARGE CAP VALUE PORTFOLIO                                              $     18,007,958
             NA    WELLS FARGO ADVANTAGE DISCIPLINED GROWTH PORTFOLIO                                                     10,823,972
             NA    WELLS FARGO ADVANTAGE EMERGING GROWTH PORTFOLIO                                                         1,350,334
             NA    WELLS FARGO ADVANTAGE EQUITY INCOME PORTFOLIO                                                          17,968,092
             NA    WELLS FARGO ADVANTAGE EQUITY VALUE PORTFOLIO                                                           18,012,369
             NA    WELLS FARGO ADVANTAGE INDEX PORTFOLIO                                                                  53,919,442
             NA    WELLS FARGO ADVANTAGE INFLATION-PROTECTED BOND PORTFOLIO                                                5,415,232
             NA    WELLS FARGO ADVANTAGE INTERNATIONAL CORE PORTFOLIO                                                      8,234,262
             NA    WELLS FARGO ADVANTAGE INTERNATIONAL GROWTH PORTFOLIO                                                    8,272,162
             NA    WELLS FARGO ADVANTAGE INTERNATIONAL INDEX PORTFOLIO                                                     8,241,326
             NA    WELLS FARGO ADVANTAGE INTERNATIONAL VALUE PORTFOLIO                                                     8,183,286
             NA    WELLS FARGO ADVANTAGE LARGE CAP APPRECIATION PORTFOLIO                                                  5,431,844
             NA    WELLS FARGO ADVANTAGE LARGE COMPANY GROWTH PORTFOLIO                                                   37,913,423
             NA    WELLS FARGO ADVANTAGE MANAGED FIXED INCOME PORTFOLIO                                                   37,747,113
             NA    WELLS FARGO ADVANTAGE SMALL CAP INDEX PORTFOLIO                                                         7,147,412
             NA    WELLS FARGO ADVANTAGE SMALL COMPANY GROWTH PORTFOLIO                                                    5,891,726
             NA    WELLS FARGO ADVANTAGE SMALL COMPANY VALUE PORTFOLIO                                                       706,807
             NA    WELLS FARGO ADVANTAGE STRATEGIC SMALL CAP VALUE PORTFOLIO                                               6,428,273
             NA    WELLS FARGO ADVANTAGE TOTAL RETURN BOND PORTFOLIO                                                      10,784,932

TOTAL INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS (COST $231,263,713)                                                    270,479,965
                                                                                                                    ----------------

PRINCIPAL                                                                           INTEREST RATE  MATURITY DATE
SHORT-TERM INVESTMENTS: 0.78%
US TREASURY BILLS: 0.78%
$     1,965,000    US TREASURY BILL^#                                                    3.99%        02/07/2008           1,937,877
        195,000    US TREASURY BILL^#                                                    4.17         02/07/2008             192,308

                                                                                                                           2,130,185
                                                                                                                    ----------------

TOTAL SHORT-TERM INVESTMENTS (COST $2,129,537)                                                                             2,130,185
                                                                                                                    ----------------

TOTAL INVESTMENTS IN SECURITIES
(COST $233,393,250)                           99.76%                                                                $    272,610,150

OTHER ASSETS AND LIABILITIES, NET              0.24                                                                          663,037
                                             ------                                                                 ----------------

TOTAL NET ASSETS                             100.00%                                                                $    273,273,187
                                             ------                                                                 ----------------

--------------------------------------------------------------------------------
^     Zero coupon bond. Interest rate presented is yield to maturity.

#     Security pledged as collateral for futures transactions. (See Note 2)

      The accompanying notes are an integral part of these financial statements.

Portfolio of Investments--September 30, 2007

                                       Wells Fargo Advantage Allocation Funds 29


ASSET ALLOCATION FUND
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
COMMON STOCKS: 59.13%
AMUSEMENT & RECREATION SERVICES: 0.13%
          8,923    HARRAH'S ENTERTAINMENT INCORPORATED                                                              $        775,676
         15,994    INTERNATIONAL GAME TECHNOLOGY                                                                             689,341

                                                                                                                           1,465,017
                                                                                                                    ----------------

APPAREL & ACCESSORY STORES: 0.22%
          4,130    ABERCROMBIE & FITCH COMPANY CLASS A<<                                                                     333,291
         23,586    GAP INCORPORATED                                                                                          434,926
         15,145    KOHL'S CORPORATION+                                                                                       868,263
         15,195    LIMITED BRANDS INCORPORATED<<                                                                             347,814
          9,427    NORDSTROM INCORPORATED                                                                                    442,032

                                                                                                                           2,426,326
                                                                                                                    ----------------

APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS: 0.08%
          4,453    JONES APPAREL GROUP INCORPORATED<<                                                                         94,092
          4,873    LIZ CLAIBORNE INCORPORATED                                                                                167,290
          2,854    POLO RALPH LAUREN CORPORATION                                                                             221,899
          4,235    VF CORPORATION                                                                                            341,976

                                                                                                                             825,257
                                                                                                                    ----------------

AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS: 0.04%
          7,222    AUTONATION INCORPORATED<<+                                                                                127,974
          2,180    AUTOZONE INCORPORATED<<+                                                                                  253,185

                                                                                                                             381,159
                                                                                                                    ----------------

AUTOMOTIVE REPAIR, SERVICES & PARKING: 0.01%
          2,851    RYDER SYSTEM INCORPORATED                                                                                 139,699
                                                                                                                    ----------------

BIOPHARMACEUTICALS: 0.36%
         18,240    CELGENE CORPORATION+                                                                                    1,300,694
         12,567    GENZYME CORPORATION+                                                                                      778,651
         44,149    GILEAD SCIENCES INCORPORATED+                                                                           1,804,370

                                                                                                                           3,883,715
                                                                                                                    ----------------

BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS: 0.06%
          5,717    CENTEX CORPORATION<<                                                                                      151,901
         13,023    D.R. HORTON INCORPORATED                                                                                  166,825
          3,668    KB HOME<<                                                                                                  91,920
          6,645    LENNAR CORPORATION CLASS A                                                                                150,509
         10,122    PULTE HOMES INCORPORATED                                                                                  137,760

                                                                                                                             698,915
                                                                                                                    ----------------

BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS: 0.45%
         80,475    HOME DEPOT INCORPORATED<<                                                                               2,610,609
         70,468    LOWE'S COMPANIES INCORPORATED                                                                           1,974,513
          5,174    SHERWIN-WILLIAMS COMPANY<<                                                                                339,984

                                                                                                                           4,925,106
                                                                                                                    ----------------

BUSINESS SERVICES: 3.64%
         28,044    ADOBE SYSTEMS INCORPORATED+                                                                             1,224,401
          4,744    AFFILIATED COMPUTER SERVICES INCORPORATED CLASS A+                                                        238,339
          7,892    AKAMAI TECHNOLOGIES INCORPORATED<<+                                                                       226,737
         10,961    AUTODESK INCORPORATED+                                                                                    547,721
         25,309    AUTOMATIC DATA PROCESSING INCORPORATED                                                                  1,162,442

30 Wells Fargo Advantage Allocation Funds

                                    Portfolio of Investments--September 30, 2007


ASSET ALLOCATION FUND
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
BUSINESS SERVICES (continued)
          9,588    BMC SOFTWARE INCORPORATED<<+                                                                     $        299,433
         18,522    CA INCORPORATED<<                                                                                         476,386
          8,566    CITRIX SYSTEMS INCORPORATED+                                                                              345,381
          6,891    COGNIZANT TECHNOLOGY SOLUTIONS CORPORATION CLASS A+                                                       549,695
          8,292    COMPUTER SCIENCES CORPORATION<<+                                                                          463,523
         14,442    COMPUWARE CORPORATION<<+                                                                                  115,825
          6,461    CONVERGYS CORPORATION+                                                                                    112,163
         54,373    eBAY INCORPORATED+                                                                                      2,121,634
         14,823    ELECTRONIC ARTS INCORPORATED+                                                                             829,940
         24,255    ELECTRONIC DATA SYSTEMS CORPORATION                                                                       529,729
          6,800    EQUIFAX INCORPORATED                                                                                      259,216
          8,096    FIDELITY NATIONAL INFORMATION SERVICES INCORPORATED                                                       359,220
          7,953    FISERV INCORPORATED+                                                                                      404,490
         11,008    GOOGLE INCORPORATED CLASS A+                                                                            6,244,508
          9,292    IMS HEALTH INCORPORATED                                                                                   284,707
         22,468    INTERPUBLIC GROUP OF COMPANIES INCORPORATED<<+                                                            233,218
         16,151    INTUIT INCORPORATED+                                                                                      489,375
         24,501    JUNIPER NETWORKS INCORPORATED<<+                                                                          896,982
        384,269    MICROSOFT CORPORATION                                                                                  11,320,565
          6,308    MONSTER WORLDWIDE INCORPORATED+                                                                           214,850
          8,602    NCR CORPORATION+                                                                                          428,380
         16,673    NOVELL INCORPORATED<<+                                                                                    127,382
         15,646    OMNICOM GROUP INCORPORATED                                                                                752,416
        187,634    ORACLE CORPORATION+                                                                                     4,062,279
          7,813    ROBERT HALF INTERNATIONAL INCORPORATED                                                                    233,296
        168,594    SUN MICROSYSTEMS INCORPORATED+                                                                            945,812
         42,866    SYMANTEC CORPORATION+                                                                                     830,743
         16,678    UNISYS CORPORATION+                                                                                       110,408
         11,621    VERISIGN INCORPORATED<<+                                                                                  392,093
         64,204    YAHOO! INCORPORATED<<+                                                                                  1,723,235

                                                                                                                          39,556,524
                                                                                                                    ----------------

CHEMICALS & ALLIED PRODUCTS: 5.69%
         73,654    ABBOTT LABORATORIES                                                                                     3,949,327
         10,297    AIR PRODUCTS & CHEMICALS INCORPORATED                                                                   1,006,635
         51,792    AMGEN INCORPORATED+                                                                                     2,929,873
          5,074    AVERY DENNISON CORPORATION                                                                                289,319
         20,619    AVON PRODUCTS INCORPORATED<<                                                                              773,831
          5,109    BARR PHARMACEUTICALS INCORPORATED<<+                                                                      290,753
         13,722    BIOGEN IDEC INCORPORATED+                                                                                 910,180
         94,264    BRISTOL-MYERS SQUIBB COMPANY                                                                            2,716,688
          6,594    CLOROX COMPANY                                                                                            402,168
         24,303    COLGATE-PALMOLIVE COMPANY                                                                               1,733,290
         45,278    DOW CHEMICAL COMPANY                                                                                    1,949,671
         43,871    E.I. DU PONT DE NEMOURS & COMPANY                                                                       2,174,247
          4,005    EASTMAN CHEMICAL COMPANY                                                                                  267,254
          8,300    ECOLAB INCORPORATED                                                                                       391,760
         47,031    ELI LILLY & COMPANY<<                                                                                   2,677,475
          5,462    ESTEE LAUDER COMPANIES INCORPORATED CLASS A                                                               231,917
         15,067    FOREST LABORATORIES INCORPORATED+                                                                         561,848
          7,487    HOSPIRA INCORPORATED+                                                                                     310,336
          4,255    INTERNATIONAL FLAVORS & FRAGRANCES INCORPORATED                                                           224,919
        137,949    JOHNSON & JOHNSON                                                                                       9,063,249
         11,636    KING PHARMACEUTICALS INCORPORATED+                                                                        136,374

Portfolio of Investments--September 30, 2007

                                       Wells Fargo Advantage Allocation Funds 31


ASSET ALLOCATION FUND
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
CHEMICALS & ALLIED PRODUCTS (continued)
         25,996    MONSANTO COMPANY                                                                                 $      2,228,897
         11,857    MYLAN LABORATORIES INCORPORATED                                                                           189,238
        330,138    PFIZER INCORPORATED                                                                                     8,065,271
          7,818    PPG INDUSTRIES INCORPORATED                                                                               590,650
         15,243    PRAXAIR INCORPORATED                                                                                    1,276,754
        148,731    PROCTER & GAMBLE COMPANY                                                                               10,461,739
          6,546    ROHM & HAAS COMPANY<<                                                                                     364,416
         77,178    SCHERING-PLOUGH CORPORATION                                                                             2,441,140
          6,257    SIGMA-ALDRICH CORPORATION                                                                                 304,967
         64,084    WYETH                                                                                                   2,854,942

                                                                                                                          61,769,128
                                                                                                                    ----------------

COAL MINING: 0.09%
          8,689    CONSOL ENERGY INCORPORATED                                                                                404,907
         12,653    PEABODY ENERGY CORPORATION                                                                                605,699

                                                                                                                           1,010,606
                                                                                                                    ----------------

COMMUNICATIONS: 2.77%
         16,700    ALLTEL CORPORATION                                                                                      1,163,656
        290,670    AT&T INCORPORATED                                                                                      12,298,248
         21,776    AVAYA INCORPORATED+                                                                                       369,321
          5,333    CENTURYTEL INCORPORATED                                                                                   246,491
         16,215    CITIZENS COMMUNICATIONS COMPANY                                                                           232,199
         23,730    CLEAR CHANNEL COMMUNICATIONS INCORPORATED                                                                 888,451
        147,295    COMCAST CORPORATION CLASS A<<+                                                                          3,561,593
         36,200    DIRECTV GROUP INCORPORATED+                                                                               878,936
          7,271    EMBARQ CORPORATION                                                                                        404,268
          9,105    IAC/INTERACTIVECORP<<+                                                                                    270,145
         76,143    QWEST COMMUNICATIONS INTERNATIONAL INCORPORATED<<+                                                        697,470
        135,666    SPRINT NEXTEL CORPORATION                                                                               2,577,654
        138,331    VERIZON COMMUNICATIONS INCORPORATED                                                                     6,125,297
         22,753    WINDSTREAM CORPORATION                                                                                    321,278

                                                                                                                          30,035,007
                                                                                                                    ----------------

DEPOSITORY INSTITUTIONS: 5.41%
        211,479    BANK OF AMERICA CORPORATION<<                                                                          10,631,049
         54,228    BANK OF NEW YORK MELLON CORPORATION                                                                     2,393,624
         26,305    BB&T CORPORATION<<                                                                                      1,062,459
        237,081    CITIGROUP INCORPORATED                                                                                 11,064,570
          7,292    COMERICA INCORPORATED                                                                                     373,934
          9,162    COMMERCE BANCORP INCORPORATED                                                                             355,302
         25,530    FIFTH THIRD BANCORP                                                                                       864,956
          6,016    FIRST HORIZON NATIONAL CORPORATION<<                                                                      160,387
         25,346    HUDSON CITY BANCORP INCORPORATED<<                                                                        389,821
         17,439    HUNTINGTON BANCSHARES INCORPORATED                                                                        296,114
        161,272    JPMORGAN CHASE & COMPANY                                                                                7,389,483
         18,556    KEYCORP<<                                                                                                 599,915
          3,574    M&T BANK CORPORATION<<                                                                                    369,730
         12,703    MARSHALL & ILSLEY CORPORATION                                                                             556,010
         30,181    NATIONAL CITY CORPORATION                                                                                 757,241
          9,125    NORTHERN TRUST CORPORATION<<                                                                              604,714
         16,299    PNC FINANCIAL SERVICES GROUP                                                                            1,109,962
         33,549    REGIONS FINANCIAL CORPORATION                                                                             989,025
         17,126    SOVEREIGN BANCORP INCORPORATED                                                                            291,827

32 Wells Fargo Advantage Allocation Funds

                                    Portfolio of Investments--September 30, 2007


ASSET ALLOCATION FUND
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
DEPOSITORY INSTITUTIONS (continued)
         18,563    STATE STREET CORPORATION                                                                         $      1,265,254
         16,635    SUNTRUST BANKS INCORPORATED<<                                                                           1,258,770
         15,604    SYNOVUS FINANCIAL CORPORATION                                                                             437,692
         82,280    US BANCORP                                                                                              2,676,568
         90,694    WACHOVIA CORPORATION                                                                                    4,548,304
         41,735    WASHINGTON MUTUAL INCORPORATED<<                                                                        1,473,663
        159,297    WELLS FARGO & COMPANY++                                                                                 5,674,159
         36,824    WESTERN UNION COMPANY<<                                                                                   772,199
          5,127    ZIONS BANCORPORATION                                                                                      352,071

                                                                                                                          58,718,803
                                                                                                                    ----------------

E-COMMERCE/SERVICES: 0.12%
         14,565    AMAZON.COM INCORPORATED<<+                                                                              1,356,730
                                                                                                                    ----------------

EATING & DRINKING PLACES: 0.40%
          6,752    DARDEN RESTAURANTS INCORPORATED                                                                           282,639
         56,798    MCDONALD'S CORPORATION                                                                                  3,093,787
          4,162    WENDY'S INTERNATIONAL INCORPORATED                                                                        145,295
         24,780    YUM! BRANDS INCORPORATED                                                                                  838,307

                                                                                                                           4,360,028
                                                                                                                    ----------------

EDUCATIONAL SERVICES: 0.04%
          6,771    APOLLO GROUP INCORPORATED CLASS A<<+                                                                      407,276
                                                                                                                    ----------------

ELECTRIC, GAS & SANITARY SERVICES: 2.26%
         31,865    AES CORPORATION<<+                                                                                        638,575
          7,914    ALLEGHENY ENERGY INCORPORATED+                                                                            413,586
         13,743    ALLIED WASTE INDUSTRIES INCORPORATED<<+                                                                   175,223
          9,894    AMEREN CORPORATION                                                                                        519,435
         19,025    AMERICAN ELECTRIC POWER COMPANY INCORPORATED                                                              876,672
         15,307    CENTERPOINT ENERGY INCORPORATED<<                                                                         245,371
         10,703    CMS ENERGY CORPORATION                                                                                    180,024
         12,914    CONSOLIDATED EDISON INCORPORATED<<                                                                        597,918
          8,602    CONSTELLATION ENERGY GROUP INCORPORATED<<                                                                 737,966
         13,869    DOMINION RESOURCES INCORPORATED<<                                                                       1,169,157
          8,132    DTE ENERGY COMPANY                                                                                        393,914
         60,061    DUKE ENERGY CORPORATION<<                                                                               1,122,540
         23,618    DYNEGY INCORPORATED CLASS A+                                                                              218,230
         15,527    EDISON INTERNATIONAL                                                                                      860,972
         33,387    EL PASO CORPORATION                                                                                       566,577
          9,325    ENTERGY CORPORATION                                                                                     1,009,804
         32,130    EXELON CORPORATION<<                                                                                    2,421,317
         14,528    FIRSTENERGY CORPORATION                                                                                   920,204
         19,389    FPL GROUP INCORPORATED                                                                                  1,180,402
          3,621    INTEGRYS ENERGY GROUP INCORPORATED                                                                        185,504
          2,150    NICOR INCORPORATED                                                                                         92,235
         13,066    NISOURCE INCORPORATED                                                                                     250,083
         16,840    PG&E CORPORATION                                                                                          804,952
          4,780    PINNACLE WEST CAPITAL CORPORATION                                                                         188,858
         18,258    PPL CORPORATION                                                                                           845,345
         12,339    PROGRESS ENERGY INCORPORATED                                                                              578,082
         12,118    PUBLIC SERVICE ENTERPRISE GROUP INCORPORATED                                                            1,066,263
          8,227    QUESTAR CORPORATION                                                                                       432,164
         12,583    SEMPRA ENERGY                                                                                             731,324
         30,126    SPECTRA ENERGY CORPORATION<<                                                                              737,484
         10,034    TECO ENERGY INCORPORATED                                                                                  164,859

Portfolio of Investments--September 30, 2007

                                       Wells Fargo Advantage Allocation Funds 33


ASSET ALLOCATION FUND
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                          VALUE
ELECTRIC, GAS & SANITARY SERVICES (continued)
         36,050    THE SOUTHERN COMPANY                                                                             $      1,307,894
         21,977    TXU CORPORATION                                                                                         1,504,765
         24,740    WASTE MANAGEMENT INCORPORATED<<                                                                           933,688
         20,010    XCEL ENERGY INCORPORATED                                                                                  431,015

                                                                                                                          24,502,402
                                                                                                                    ----------------

ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT: 4.67%
         26,212    ADVANCED MICRO DEVICES INCORPORATED<<+                                                                    345,998
         16,970    ALTERA CORPORATION<<                                                                                      408,638
         14,830    ANALOG DEVICES INCORPORATED<<                                                                             536,253
         22,356    BROADCOM CORPORATION CLASS A+                                                                             814,653
          4,096    CIENA CORPORATION<<+                                                                                      155,976
        290,284    CISCO SYSTEMS INCORPORATED+                                                                             9,611,303
          8,754    COOPER INDUSTRIES LIMITED CLASS A                                                                         447,242
         37,746    EMERSON ELECTRIC COMPANY                                                                                2,008,842
        488,321    GENERAL ELECTRIC COMPANY                                                                               20,216,489
          3,109    HARMAN INTERNATIONAL INDUSTRIES INCORPORATED                                                              268,991
          9,891    JABIL CIRCUIT INCORPORATED<<                                                                              225,910
         10,087    JDS UNIPHASE CORPORATION<<+                                                                               150,902
          9,205    KLA-TENCOR CORPORATION                                                                                    513,455
          6,007    L-3 COMMUNICATIONS HOLDINGS INCORPORATED                                                                  613,555
         10,580    LINEAR TECHNOLOGY CORPORATION<<                                                                           370,194
         34,126    LSI LOGIC CORPORATION<<+                                                                                  253,215
         10,727    MEMC ELECTRONIC MATERIALS INCORPORATED+                                                                   631,391
         10,362    MICROCHIP TECHNOLOGY INCORPORATED                                                                         376,348
         36,071    MICRON TECHNOLOGY INCORPORATED<<+                                                                         400,388
          6,843    MOLEX INCORPORATED                                                                                        184,282
        110,311    MOTOROLA INCORPORATED                                                                                   2,044,063
         11,457    NATIONAL SEMICONDUCTOR CORPORATION                                                                        310,714
         16,957    NETWORK APPLIANCE INCORPORATED+                                                                           456,313
          5,900    NOVELLUS SYSTEMS INCORPORATED+                                                                            160,834
         26,155    NVIDIA CORPORATION+                                                                                       947,857
          7,002    QLOGIC CORPORATION<<+                                                                                      94,177
         79,792    QUALCOMM INCORPORATED                                                                                   3,372,010
          7,943    ROCKWELL COLLINS INCORPORATED                                                                             580,157
         20,888    TELLABS INCORPORATED<<+                                                                                   198,854
         68,108    TEXAS INSTRUMENTS INCORPORATED                                                                          2,492,072
         23,695    TYCO ELECTRONICS LIMITED                                                                                  839,514
          3,718    WHIRLPOOL CORPORATION<<                                                                                   331,284
         14,102    XILINX INCORPORATED                                                                                       368,626

                                                                                                                          50,730,500
                                                                                                                    ----------------

ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES: 0.17%
          4,208    FLUOR CORPORATION<<                                                                                       605,868
         10,557    MOODY'S CORPORATION<<                                                                                     532,073
         16,211    PAYCHEX INCORPORATED                                                                                      664,651

                                                                                                                           1,802,592
                                                                                                                    ----------------

FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT: 0.20%
          4,880    BALL CORPORATION                                                                                          262,300
          7,300    FORTUNE BRANDS INCORPORATED                                                                               594,877
         19,995    ILLINOIS TOOL WORKS INCORPORATED                                                                        1,192,502
          2,760    SNAP-ON INCORPORATED                                                                                      136,730

                                                                                                                           2,186,409
                                                                                                                    ----------------

34 Wells Fargo Advantage Allocation Funds

                                    Portfolio of Investments--September 30, 2007


ASSET ALLOCATION FUND
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
FINANCIAL SERVICES: 0.02%
          7,522    JANUS CAPITAL GROUP INCORPORATED<<                                                               $       212,722
                                                                                                                    ---------------
FOOD & KINDRED PRODUCTS: 2.13%
         35,723    ANHEUSER-BUSCH COMPANIES INCORPORATED                                                                  1,785,793
         30,672    ARCHER DANIELS MIDLAND COMPANY                                                                         1,014,630
         10,709    CAMPBELL SOUP COMPANY                                                                                    396,233
         13,585    COCA-COLA ENTERPRISES INCORPORATED                                                                       329,029
         23,343    CONAGRA FOODS INCORPORATED                                                                               609,953
          9,246    CONSTELLATION BRANDS INCORPORATED CLASS A<<+                                                             223,846
         15,736    GENERAL MILLS INCORPORATED                                                                               912,845
         15,210    H.J. HEINZ COMPANY                                                                                       702,702
          5,528    HERCULES INCORPORATED                                                                                    116,199
         12,644    KELLOGG COMPANY<<                                                                                        708,064
         75,144    KRAFT FOODS INCORPORATED CLASS A                                                                       2,593,219
          6,180    MCCORMICK & COMPANY INCORPORATED                                                                         222,295
          3,248    MOLSON COORS BREWING COMPANY                                                                             323,728
          6,677    PEPSI BOTTLING GROUP INCORPORATED                                                                        248,184
         77,006    PEPSICO INCORPORATED                                                                                   5,641,460
         34,530    SARA LEE CORPORATION<<                                                                                   576,306
         94,825    THE COCA-COLA COMPANY                                                                                  5,449,593
          8,056    THE HERSHEY COMPANY                                                                                      373,879
         13,109    TYSON FOODS INCORPORATED CLASS A                                                                         233,996
         10,353    WM. WRIGLEY JR. COMPANY<<                                                                                664,973

                                                                                                                         23,126,927
                                                                                                                    ---------------
FOOD STORES: 0.27%
         33,718    KROGER COMPANY                                                                                           961,637
         20,927    SAFEWAY INCORPORATED                                                                                     692,893
         35,520    STARBUCKS CORPORATION+                                                                                   930,624
          6,623    WHOLE FOODS MARKET INCORPORATED<<                                                                        324,262

                                                                                                                          2,909,416
                                                                                                                    ---------------
FORESTRY: 0.07%
         10,287    WEYERHAEUSER COMPANY                                                                                     743,750
                                                                                                                    ---------------
FURNITURE & FIXTURES: 0.09%
          8,326    LEGGETT & PLATT INCORPORATED<<                                                                           159,526
         17,497    MASCO CORPORATION                                                                                        405,405
         13,168    NEWELL RUBBERMAID INCORPORATED<<                                                                         379,502

                                                                                                                            944,433
                                                                                                                    ---------------
GENERAL MERCHANDISE STORES: 0.95%
          4,850    BIG LOTS INCORPORATED<<+                                                                                 144,724
          6,938    FAMILY DOLLAR STORES INCORPORATED<<                                                                      184,273
         10,563    JC PENNEY COMPANY INCORPORATED                                                                           669,377
         20,661    MACY'S INCORPORATED                                                                                      667,764
          3,608    SEARS HOLDINGS CORPORATION<<+                                                                            458,938
         40,348    TARGET CORPORATION                                                                                     2,564,922
         21,190    TJX COMPANIES INCORPORATED                                                                               615,993
        114,393    WAL-MART STORES INCORPORATED                                                                           4,993,254

                                                                                                                         10,299,245
                                                                                                                    ---------------

Portfolio of Investments--September 30, 2007

                                       Wells Fargo Advantage Allocation Funds 35


ASSET ALLOCATION FUND
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
HEALTH SERVICES: 0.18%
         17,373    CARDINAL HEALTH INCORPORATED                                                                     $     1,086,334
          5,590    LABORATORY CORPORATION OF AMERICA HOLDINGS+                                                              437,306
          3,488    MANOR CARE INCORPORATED<<                                                                                224,627
         22,583    TENET HEALTHCARE CORPORATION+                                                                             75,879
          4,885    WATSON PHARMACEUTICALS INCORPORATED<<+                                                                   158,274

                                                                                                                          1,982,420
                                                                                                                    ---------------
HOLDING & OTHER INVESTMENT OFFICES: 0.73%
          4,610    APARTMENT INVESTMENT & MANAGEMENT COMPANY CLASS A                                                        208,049
         10,658    ARCHSTONE-SMITH TRUST+                                                                                   640,972
          3,800    AVALONBAY COMMUNITIES INCORPORATED                                                                       448,628
          5,673    BOSTON PROPERTIES INCORPORATED                                                                           589,425
          5,919    DEVELOPERS DIVERSIFIED REALTY CORPORATION                                                                330,695
         13,207    EQUITY RESIDENTIAL                                                                                       559,449
         11,704    GENERAL GROWTH PROPERTIES INCORPORATED<<                                                                 627,568
         24,890    HOST HOTELS & RESORTS INCORPORATED                                                                       558,532
         12,020    KIMCO REALTY CORPORATION                                                                                 543,424
          8,320    PLUM CREEK TIMBER COMPANY<<                                                                              372,403
         12,246    PROLOGIS<<                                                                                               812,522
          5,932    PUBLIC STORAGE INCORPORATED                                                                              466,552
         10,646    SIMON PROPERTY GROUP INCORPORATED                                                                      1,064,600
          6,375    VORNADO REALTY TRUST<<                                                                                   697,106

                                                                                                                          7,919,925
                                                                                                                    ---------------
HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES: 0.13%
         12,932    BED BATH & BEYOND INCORPORATED+                                                                          441,240
         18,971    BEST BUY COMPANY INCORPORATED                                                                            873,045
          8,031    CIRCUIT CITY STORES INCORPORATED                                                                          63,525

                                                                                                                          1,377,810
                                                                                                                    ---------------
HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES: 0.22%
         18,605    HILTON HOTELS CORPORATION<<                                                                              864,946
         15,229    MARRIOTT INTERNATIONAL INCORPORATED CLASS A                                                              662,005
         10,000    STARWOOD HOTELS & RESORTS WORLDWIDE INCORPORATED                                                         607,500
          8,511    WYNDHAM WORLDWIDE CORPORATION                                                                            278,827

                                                                                                                          2,413,278
                                                                                                                    ---------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT: 4.63%
         34,114    3M COMPANY                                                                                             3,192,388
          8,649    AMERICAN STANDARD COMPANIES INCORPORATED                                                                 308,077
         41,446    APPLE INCORPORATED+                                                                                    6,363,619
         65,678    APPLIED MATERIALS INCORPORATED                                                                         1,359,535
         15,229    BAKER HUGHES INCORPORATED<<                                                                            1,376,245
          3,131    BLACK & DECKER CORPORATION                                                                               260,812
         30,461    CATERPILLAR INCORPORATED                                                                               2,389,056
          4,958    CUMMINS INCORPORATED                                                                                     634,079
         10,574    DEERE & COMPANY                                                                                        1,569,393
        108,262    DELL INCORPORATED+                                                                                     2,988,031
          9,749    DOVER CORPORATION                                                                                        496,712
          6,943    EATON CORPORATION                                                                                        687,635
         99,954    EMC CORPORATION                                                                                        2,079,043
        122,867    HEWLETT-PACKARD COMPANY                                                                                6,117,548
         13,661    INGERSOLL-RAND COMPANY LIMITED CLASS A<<                                                                 744,115
        278,327    INTEL CORPORATION                                                                                      7,197,536
         64,835    INTERNATIONAL BUSINESS MACHINES CORPORATION<<                                                          7,637,563

36 Wells Fargo Advantage Allocation Funds

                                    Portfolio of Investments--September 30, 2007


ASSET ALLOCATION FUND
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT (Continued)
          4,503    LEXMARK INTERNATIONAL INCORPORATED+                                                              $       187,010
          8,488    NATIONAL OILWELL VARCO INCORPORATED+                                                                   1,226,516
          5,842    PALL CORPORATION                                                                                         227,254
          5,536    PARKER HANNIFIN CORPORATION<<                                                                            619,091
         10,479    PITNEY BOWES INCORPORATED<<                                                                              475,956
         10,858    SANDISK CORPORATION<<+                                                                                   598,276
          9,556    SMITH INTERNATIONAL INCORPORATED                                                                         682,298
         43,556    SOLECTRON CORPORATION+                                                                                   169,868
          3,912    STANLEY WORKS                                                                                            219,581
          4,856    TEREX CORPORATION+                                                                                       432,281

                                                                                                                         50,239,518
                                                                                                                    ---------------
INSURANCE AGENTS, BROKERS & SERVICE: 0.21%
         13,953    AON CORPORATION<<                                                                                        625,234
          8,033    HUMANA INCORPORATED+                                                                                     561,346
         25,831    MARSH & MCLENNAN COMPANIES INCORPORATED                                                                  658,691
         17,195    UNUMPROVIDENT CORPORATION                                                                                420,762

                                                                                                                          2,266,033
                                                                                                                    ---------------
INSURANCE CARRIERS: 3.24%
         15,680    ACE LIMITED                                                                                              949,738
         24,372    AETNA INCORPORATED                                                                                     1,322,668
         23,280    AFLAC INCORPORATED<<                                                                                   1,327,891
         27,880    ALLSTATE CORPORATION                                                                                   1,594,457
          4,848    AMBAC FINANCIAL GROUP INCORPORATED<<                                                                     304,988
        122,215    AMERICAN INTERNATIONAL GROUP INCORPORATED                                                              8,267,845
          4,598    ASSURANT INCORPORATED<<                                                                                  245,993
         18,744    CHUBB CORPORATION                                                                                      1,005,428
         13,480    CIGNA CORPORATION                                                                                        718,349
          8,197    CINCINNATI FINANCIAL CORPORATION                                                                         355,016
         21,097    GENWORTH FINANCIAL INCORPORATED                                                                          648,311
         15,140    HARTFORD FINANCIAL SERVICES GROUP INCORPORATED                                                         1,401,207
          7,846    LEUCADIA NATIONAL CORPORATION                                                                            378,334
         12,899    LINCOLN NATIONAL CORPORATION                                                                             850,947
         21,188    LOEWS CORPORATION                                                                                      1,024,440
          6,030    MBIA INCORPORATED<<                                                                                      368,132
         35,404    METLIFE INCORPORATED                                                                                   2,468,721
          3,905    MGIC INVESTMENT CORPORATION<<                                                                            126,171
         12,658    PRINCIPAL FINANCIAL GROUP INCORPORATED                                                                   798,593
         21,875    PRUDENTIAL FINANCIAL INCORPORATED<<                                                                    2,134,563
          4,961    SAFECO CORPORATION                                                                                       303,712
         34,509    THE PROGRESSIVE CORPORATION                                                                              669,820
         31,288    THE TRAVELERS COMPANIES INCORPORATED                                                                   1,575,038
          4,560    TORCHMARK CORPORATION                                                                                    284,179
         63,142    UNITEDHEALTH GROUP INCORPORATED                                                                        3,057,967
         28,777    WELLPOINT INCORPORATED+                                                                                2,271,081
          8,661    XL CAPITAL LIMITED CLASS A                                                                               685,951

                                                                                                                         35,139,540
                                                                                                                    ---------------
LEATHER & LEATHER PRODUCTS: 0.08%
         17,781    COACH INCORPORATED<<+                                                                                    840,508
                                                                                                                    ---------------

Portfolio of Investments--September 30, 2007

                                       Wells Fargo Advantage Allocation Funds 37


ASSET ALLOCATION FUND
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS: 0.93%
         18,422    AGILENT TECHNOLOGIES INCORPORATED<<+                                                             $       679,403
          8,739    APPLERA CORPORATION-APPLIED BIOSYSTEMS GROUP                                                             302,719
          2,641    BAUSCH & LOMB INCORPORATED                                                                               169,024
         11,599    BECTON DICKINSON & COMPANY                                                                               951,698
         63,581    BOSTON SCIENTIFIC CORPORATION+                                                                           886,955
          4,925    C.R. BARD INCORPORATED<<                                                                                 434,336
         23,694    COVIDIEN LIMITED                                                                                         983,301
         11,749    DANAHER CORPORATION                                                                                      971,760
         13,678    EASTMAN KODAK COMPANY<<                                                                                  366,023
          2,571    MILLIPORE CORPORATION<<+                                                                                 194,882
          5,781    PERKINELMER INCORPORATED                                                                                 168,863
          7,450    QUEST DIAGNOSTICS INCORPORATED                                                                           430,387
         20,842    RAYTHEON COMPANY                                                                                       1,330,136
          7,270    ROCKWELL AUTOMATION INCORPORATED<<                                                                       505,338
          3,618    TEKTRONIX INCORPORATED                                                                                   100,363
          9,039    TERADYNE INCORPORATED+                                                                                   124,738
         20,330    THERMO FISHER SCIENTIFIC INCORPORATED+                                                                 1,173,448
          4,756    WATERS CORPORATION+                                                                                      318,272

                                                                                                                         10,091,646
                                                                                                                    ---------------
MEDICAL EQUIPMENT & SUPPLIES: 0.37%
         54,051    MEDTRONIC INCORPORATED                                                                                 3,049,017
         16,247    ST. JUDE MEDICAL INCORPORATED+                                                                           716,005
          6,024    VARIAN MEDICAL SYSTEMS INCORPORATED+                                                                     252,345

                                                                                                                          4,017,367
                                                                                                                    ---------------
MEDICAL MANAGEMENT SERVICES: 0.21%
          7,448    COVENTRY HEALTH CARE INCORPORATED+                                                                       463,340
         12,288    EXPRESS SCRIPTS INCORPORATED+                                                                            685,916
         12,904    MEDCO HEALTH SOLUTIONS INCORPORATED<<+                                                                 1,166,393

                                                                                                                          2,315,649
                                                                                                                    ---------------
MEDICAL PRODUCTS: 0.90%
         14,655    ALLERGAN INCORPORATED                                                                                    944,808
         30,727    BAXTER INTERNATIONAL INCORPORATED                                                                      1,729,316
        103,723    MERCK & COMPANY INCORPORATED                                                                           5,361,442
         11,307    STRYKER CORPORATION<<                                                                                    777,469
         11,256    ZIMMER HOLDINGS INCORPORATED+                                                                            911,623

                                                                                                                          9,724,658
                                                                                                                    ---------------
METAL MINING: 0.26%
         18,192    FREEPORT-MCMORAN COPPER & GOLD INCORPORATED CLASS B                                                    1,908,159
         21,519    NEWMONT MINING CORPORATION                                                                               962,545

                                                                                                                          2,870,704
                                                                                                                    ---------------
MINING & QUARRYING OF NONMETALLIC MINERALS, EXCEPT FUELS: 0.04%
          4,553    VULCAN MATERIALS COMPANY                                                                                 405,900
                                                                                                                    ---------------
MISCELLANEOUS MANUFACTURING INDUSTRIES: 0.19%
          7,624    HASBRO INCORPORATED                                                                                      212,557
         18,806    MATTEL INCORPORATED                                                                                      441,189
          6,516    TIFFANY & COMPANY<<                                                                                      341,113
         23,692    TYCO INTERNATIONAL LIMITED                                                                             1,050,503

                                                                                                                          2,045,362
                                                                                                                    ---------------

38 Wells Fargo Advantage Allocation Funds

                                    Portfolio of Investments--September 30, 2007


ASSET ALLOCATION FUND
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
MISCELLANEOUS RETAIL: 0.70%
        20,871     COSTCO WHOLESALE CORPORATION                                                                     $     1,280,853
        70,578     CVS CAREMARK CORPORATION                                                                               2,797,006
         2,899     DILLARD'S INCORPORATED CLASS A                                                                            63,285
        12,999     OFFICE DEPOT INCORPORATED+                                                                               268,039
         3,590     OFFICEMAX INCORPORATED                                                                                   123,029
         6,566     RADIOSHACK CORPORATION<<                                                                                 135,654
        34,025     STAPLES INCORPORATED                                                                                     731,197
        47,356     WALGREEN COMPANY                                                                                       2,237,097

                                                                                                                          7,636,160
                                                                                                                    ---------------
MOTION PICTURES: 0.82%
       110,330     NEWS CORPORATION CLASS A<<                                                                             2,426,157
       177,734     TIME WARNER INCORPORATED                                                                               3,263,196
        92,502     WALT DISNEY COMPANY<<                                                                                  3,181,144

                                                                                                                          8,870,497
                                                                                                                    ---------------
MOTOR FREIGHT TRANSPORTATION & WAREHOUSING: 0.49%
        14,715     FEDEX CORPORATION                                                                                      1,541,396
        50,031     UNITED PARCEL SERVICE INCORPORATED CLASS B<<                                                           3,757,328

                                                                                                                          5,298,724
                                                                                                                    ---------------
NON-DEPOSITORY CREDIT INSTITUTIONS: 1.11%
         8,956     AMERICAN CAPITAL STRATEGIES LIMITED<<                                                                    382,690
        56,374     AMERICAN EXPRESS COMPANY                                                                               3,346,924
        19,906     CAPITAL ONE FINANCIAL CORPORATION<<                                                                    1,322,356
         9,093     CIT GROUP INCORPORATED                                                                                   365,539
        27,453     COUNTRYWIDE FINANCIAL CORPORATION<<                                                                      521,882
        22,744     DISCOVER FINANCIAL SERVICES                                                                              473,075
        46,393     FANNIE MAE                                                                                             2,821,158
        30,984     FREDDIE MAC                                                                                            1,828,366
        19,664     SLM CORPORATION<<+                                                                                       976,711

                                                                                                                         12,038,701
                                                                                                                    ---------------
OFFICE EQUIPMENT: 0.07%
        44,601     XEROX CORPORATION+                                                                                       773,381
                                                                                                                    ---------------
OIL & GAS EXTRACTION: 2.01%
        22,108     ANADARKO PETROLEUM CORPORATION<<                                                                       1,188,305
        15,823     APACHE CORPORATION                                                                                     1,425,019
        13,898     BJ SERVICES COMPANY<<                                                                                    368,992
        19,554     CHESAPEAKE ENERGY CORPORATION                                                                            689,474
        21,255     DEVON ENERGY CORPORATION                                                                               1,768,416
         7,053     ENSCO INTERNATIONAL INCORPORATED                                                                         395,673
        11,667     EOG RESOURCES INCORPORATED<<                                                                             843,874
        42,424     HALLIBURTON COMPANY<<                                                                                  1,629,082
        13,401     NABORS INDUSTRIES LIMITED<<+                                                                             412,349
        12,795     NOBLE CORPORATION                                                                                        627,595
        39,592     OCCIDENTAL PETROLEUM CORPORATION                                                                       2,537,055
         5,266     ROWAN COMPANIES INCORPORATED                                                                             192,630
        56,812     SCHLUMBERGER LIMITED                                                                                   5,965,260
        13,786     TRANSOCEAN INCORPORATED<<+                                                                             1,558,507
        16,060     WEATHERFORD INTERNATIONAL LIMITED+                                                                     1,078,911
        18,388     XTO ENERGY INCORPORATED                                                                                1,137,093

                                                                                                                         21,818,235
                                                                                                                    ---------------

Portfolio of Investments--September 30, 2007

                                       Wells Fargo Advantage Allocation Funds 39


ASSET ALLOCATION FUND
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
PAPER & ALLIED PRODUCTS: 0.15%
          4,980    BEMIS COMPANY INCORPORATED<<                                                                     $       144,968
         20,475    INTERNATIONAL PAPER COMPANY<<                                                                            734,438
          8,741    MEADWESTVACO CORPORATION                                                                                 258,122
          6,230    PACTIV CORPORATION+                                                                                      178,552
          5,050    TEMPLE-INLAND INCORPORATED                                                                               265,782
                                                                                                                          1,581,862
                                                                                                                    ---------------

PERSONAL SERVICES: 0.05%
          6,429    CINTAS CORPORATION<<                                                                                     238,516
         15,471    H & R BLOCK INCORPORATED<<                                                                               327,676

                                                                                                                            566,192
                                                                                                                    ---------------
PETROLEUM REFINING & RELATED INDUSTRIES: 4.31%
          2,664    ASHLAND INCORPORATED                                                                                     160,399
        101,594    CHEVRON CORPORATION                                                                                    9,507,167
         77,549    CONOCOPHILLIPS                                                                                         6,806,476
        264,328    EXXON MOBIL CORPORATION                                                                               24,466,200
         13,184    HESS CORPORATION                                                                                         877,132
         32,460    MARATHON OIL CORPORATION<<                                                                             1,850,869
          8,983    MURPHY OIL CORPORATION<<                                                                                 627,822
          5,736    SUNOCO INCORPORATED                                                                                      405,994
          6,521    TESORO PETROLEUM CORPORATION                                                                             300,096
         26,394    VALERO ENERGY CORPORATION                                                                              1,773,149

                                                                                                                         46,775,304
                                                                                                                    ---------------

PIPELINES: 0.09%
         28,606    THE WILLIAMS COMPANIES INCORPORATED                                                                      974,320
                                                                                                                    ---------------
PRIMARY METAL INDUSTRIES: 0.42%
         42,132    ALCOA INCORPORATED                                                                                     1,648,204
          4,871    ALLEGHENY TECHNOLOGIES INCORPORATED<<                                                                    535,566
         13,720    NUCOR CORPORATION                                                                                        815,928
          6,570    PRECISION CASTPARTS CORPORATION                                                                          972,229
          5,633    UNITED STATES STEEL CORPORATION                                                                          596,760

                                                                                                                          4,568,687
                                                                                                                    ---------------
PRINTING, PUBLISHING & ALLIED INDUSTRIES: 0.43%
         32,642    CBS CORPORATION CLASS B<<                                                                              1,028,223
          3,109    DOW JONES & COMPANY INCORPORATED                                                                         185,607
          4,277    E.W. SCRIPPS COMPANY CLASS A<<                                                                           179,634
         11,099    GANNETT COMPANY INCORPORATED<<                                                                           485,028
         16,151    MCGRAW-HILL COMPANIES INCORPORATED                                                                       822,247
          1,833    MEREDITH CORPORATION                                                                                     105,031
          6,859    NEW YORK TIMES COMPANY CLASS A<<                                                                         135,534
         10,585    RR DONNELLEY & SONS COMPANY                                                                              386,988
          3,668    TRIBUNE COMPANY<<+                                                                                       100,210
         32,723    VIACOM INCORPORATED CLASS B<<+                                                                         1,275,215

                                                                                                                          4,703,717
                                                                                                                    ---------------

40 Wells Fargo Advantage Allocation Funds

                                    Portfolio of Investments--September 30, 2007


ASSET ALLOCATION FUND
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
RAILROAD TRANSPORTATION: 0.41%
         14,317    BURLINGTON NORTHERN SANTA FE CORPORATION                                                         $     1,162,111
         20,922    CSX CORPORATION                                                                                          893,997
         18,758    NORFOLK SOUTHERN CORPORATION                                                                             973,728
         12,696    UNION PACIFIC CORPORATION                                                                              1,435,410

                                                                                                                          4,465,246
                                                                                                                    ---------------

REAL ESTATE: 0.02%
          9,397    CB RICHARD ELLIS GROUP INCORPORATED CLASS A+                                                             261,616
                                                                                                                    ---------------

RUBBER & MISCELLANEOUS PLASTICS PRODUCTS: 0.05%
          7,697    SEALED AIR CORPORATION                                                                                   196,735
         10,056    THE GOODYEAR TIRE & RUBBER COMPANY<<+                                                                    305,803

                                                                                                                            502,538
                                                                                                                    ---------------
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES: 1.74%
         11,213    AMERIPRISE FINANCIAL INCORPORATED                                                                        707,652
          5,534    BEAR STEARNS COMPANIES INCORPORATED<<                                                                    679,631
         45,169    CHARLES SCHWAB CORPORATION                                                                               975,650
          2,531    CME GROUP INCORPORATED                                                                                 1,486,583
         20,267    E*TRADE FINANCIAL CORPORATION<<+                                                                         264,687
          4,172    FEDERATED INVESTORS INCORPORATED CLASS B                                                                 165,628
          7,736    FRANKLIN RESOURCES INCORPORATED                                                                          986,340
         19,333    GOLDMAN SACHS GROUP INCORPORATED                                                                       4,190,234
          3,302    INTERCONTINENTAL EXCHANGE INCORPORATED+                                                                  501,574
          6,327    LEGG MASON INCORPORATED                                                                                  533,303
         25,296    LEHMAN BROTHERS HOLDINGS INCORPORATED                                                                  1,561,522
         41,077    MERRILL LYNCH & COMPANY INCORPORATED<<                                                                 2,927,969
         50,163    MORGAN STANLEY<<                                                                                       3,160,269
         12,637    T. ROWE PRICE GROUP INCORPORATED<<                                                                       703,755

                                                                                                                         18,844,797
                                                                                                                    ---------------

STONE, CLAY, GLASS & CONCRETE PRODUCTS: 0.17%
         74,967    CORNING INCORPORATED                                                                                   1,847,937
                                                                                                                    ---------------

TOBACCO PRODUCTS: 0.72%
        100,331    ALTRIA GROUP INCORPORATED                                                                              6,976,014
          8,154    REYNOLDS AMERICAN INCORPORATED<<                                                                         518,513
          7,595    UST INCORPORATED                                                                                         376,712

                                                                                                                          7,871,239
                                                                                                                    ---------------

TRANSPORTATION BY AIR: 0.05%
         35,616    SOUTHWEST AIRLINES COMPANY                                                                               527,117
                                                                                                                    ---------------
TRANSPORTATION EQUIPMENT: 1.96%
         37,350    BOEING COMPANY                                                                                         3,921,377
          4,237    BRUNSWICK CORPORATION<<                                                                                   96,858
        100,064    FORD MOTOR COMPANY<<+                                                                                    849,543
         19,335    GENERAL DYNAMICS CORPORATION                                                                           1,633,227
         26,968    GENERAL MOTORS CORPORATION<<                                                                             989,726
          8,098    GENUINE PARTS COMPANY                                                                                    404,900
          5,968    GOODRICH CORPORATION                                                                                     407,197
         11,971    HARLEY-DAVIDSON INCORPORATED                                                                             553,180
         35,667    HONEYWELL INTERNATIONAL INCORPORATED                                                                   2,121,116

Portfolio of Investments--September 30, 2007

                                      Wells Fargo Advantage Allocation Funds 41


ASSET ALLOCATION FUND
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
TRANSPORTATION EQUIPMENT (continued)
          8,630    ITT CORPORATION                                                                                  $       586,236
          9,436    JOHNSON CONTROLS INCORPORATED                                                                          1,114,486
         16,547    LOCKHEED MARTIN CORPORATION                                                                            1,795,184
         16,379    NORTHROP GRUMMAN CORPORATION                                                                           1,277,562
         11,847    PACCAR INCORPORATED<<                                                                                  1,009,957
         11,900    TEXTRON INCORPORATED                                                                                     740,299
         47,267    UNITED TECHNOLOGIES CORPORATION                                                                        3,804,048

                                                                                                                         21,304,896
                                                                                                                    ---------------

TRANSPORTATION SERVICES: 0.04%
          8,225    C.H. ROBINSON WORLDWIDE INCORPORATED                                                                     446,535
                                                                                                                    ---------------

TRAVEL & RECREATION: 0.09%
         20,795    CARNIVAL CORPORATION<<                                                                                 1,007,102
                                                                                                                    ---------------

WHOLESALE TRADE NON-DURABLE GOODS: 0.39%
          8,586    AMERISOURCEBERGEN CORPORATION                                                                            389,203
          4,121    BROWN-FORMAN CORPORATION CLASS B<<                                                                       308,704
          6,172    DEAN FOODS COMPANY+                                                                                      157,880
         14,107    MCKESSON CORPORATION                                                                                     829,351
         18,426    NIKE INCORPORATED CLASS B<<                                                                            1,080,869
         10,013    SUPERVALU INCORPORATED                                                                                   390,607
         29,070    SYSCO CORPORATION                                                                                      1,034,601

                                                                                                                          4,191,215
                                                                                                                    ---------------

WHOLESALE TRADE-DURABLE GOODS: 0.18%
         20,284    KIMBERLY-CLARK CORPORATION                                                                             1,425,154
          6,669    PATTERSON COMPANIES INCORPORATED+                                                                        257,490
          3,418    W.W. GRAINGER INCORPORATED                                                                               311,687

                                                                                                                          1,994,331
                                                                                                                    ---------------

TOTAL COMMON STOCKS (COST $509,280,832)                                                                                 641,938,359
                                                                                                                    ---------------

PRINCIPAL                                                                           INTEREST RATE   MATURITY DATE
COLLATERAL FOR SECURITIES LENDING: 47.41%

COLLATERAL INVESTED IN OTHER ASSETS: 47.41%
$    11,753,676    ALPINE SECURITIZATION CORPORATION                                     5.30%        10/03/2007         11,750,268
      1,469,210    AMERICAN EXPRESS BANK FSB SERIES BKNT+/-                              5.23         11/21/2007          1,468,828
         16,161    AMERICAN GENERAL FINANCE CORPORATION+/-                               5.48         01/18/2008             16,161
      4,407,629    ATLANTIC ASSET SECURITIZATION CORPORATION++                           5.30         10/02/2007          4,406,967
      4,773,609    ATLANTIC ASSET SECURITIZATION CORPORATION                             5.30         10/24/2007          4,757,617
      5,876,838    ATLAS CAPITAL FUNDING CORPORATION+/-++                                5.12         04/25/2008          5,876,662
      3,673,024    ATLAS CAPITAL FUNDING CORPORATION SERIES MTN1+/-++                    5.03         10/25/2007          3,673,061
      4,407,629    BANK OF MONTREAL                                                      5.08         10/22/2007          4,407,011
     13,222,886    BARCLAYS REPURCHASE AGREEMENT - 102% COLLATERALIZED (MATURITY         5.40         10/01/2007         13,222,886
                   VALUE $13,224,869)
      7,346,048    BARTON CAPITAL CORPORATION                                            5.23         10/02/2007          7,344,946
      5,876,838    BARTON CAPITAL CORPORATION                                            5.24         10/15/2007          5,864,849
      7,346,048    BASF FINANCE EUROPE NV+/-++                                           5.35         10/17/2008          7,346,709
      3,673,024    BEAR STEARNS & COMPANY INCORPORATED+/-                                5.33         10/05/2007          3,673,024
      7,346,048    BEAR STEARNS & COMPANY INCORPORATED INTERNATIONAL REPURCHASE
                   AGREEMENT - 102% COLLATERALIZED (MATURITY VALUE $7,347,130)           5.30         10/01/2007          7,346,048

42 Wells Fargo Advantage Allocation Funds

                                    Portfolio of Investments--September 30, 2007


ASSET ALLOCATION FUND
--------------------------------------------------------------------------------

PRINCIPAL          SECURITY NAME                                                    INTEREST RATE   MATURITY DATE         VALUE
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$    18,365,119    BEAR STEARNS & COMPANY INCORPORATED REPURCHASE AGREEMENT -
                   102% COLLATERALIZED (MATURITY VALUE $18,367,848)                      5.35%        10/01/2007    $    18,365,119
      7,088,936    BEAR STEARNS & COMPANY INCORPORATED SERIES MTN+/-                     5.37         10/03/2007          7,088,936
      4,407,629    BNP PARIBAS+/-                                                        5.33         05/07/2008          4,404,499
      7,346,048    BNP PARIBAS REPURCHASE AGREEMENT - 102% COLLATERALIZED
                   (MATURITY VALUE $7,347,136)                                           5.33         10/01/2007          7,346,048
      2,203,814    CANCARA ASSET SECURITIZATION LIMITED++                                5.19         10/17/2007          2,198,679
      2,203,814    CHARIOT FUNDING LLC++                                                 5.31         10/09/2007          2,201,236
      5,876,838    CHARIOT FUNDING LLC++                                                 5.37         10/04/2007          5,874,252
      4,187,247    CHEYNE FINANCE LLC+/-++^^                                             4.98         02/25/2008          4,011,341
      1,469,210    CIT GROUP INCORPORATED+/-                                             5.67         12/19/2007          1,461,320
     35,405,881    CITIGROUP REPURCHASE AGREEMENT - 102% COLLATERALIZED (MATURITY
                   VALUE $35,411,123)                                                    5.33         10/01/2007         35,405,881
        734,605    CLIPPER RECEIVABLES CORPORATION++                                     5.22         10/01/2007            734,605
     54,688,984    COBBLER FUNDING LIMITED++                                             5.13         10/25/2007         54,497,572
      3,305,721    CREDIT AGRICOLE SA                                                    5.49         02/25/2008          3,303,738
        336,449    CREDIT SUISSE FIRST BOSTON (USA) INCORPORATED SERIES MTN+/-           5.97         10/29/2007            336,654
     23,601,537    CREDIT SUISSE FIRST BOSTON REPURCHASE AGREEMENT - 102%
                   COLLATERALIZED (MATURITY VALUE $23,605,044)                           5.35         10/01/2007         23,601,537
      3,673,024    CULLINAN FINANCE CORPORATION+/-++                                     5.32         08/04/2008          3,672,216
      6,905,285    EBBETS FUNDING LLC++                                                  5.90         10/01/2007          6,905,285
      2,938,419    ERASMUS CAPITAL CORPORATION++                                         5.34         10/10/2007          2,934,570
     10,284,467    ERASMUS CAPITAL CORPORATION++                                         5.65         10/01/2007         10,284,467
      7,346,048    FAIRWAY FINANCE CORPORATION++                                         5.30         10/05/2007          7,341,787
      1,322,289    FAIRWAY FINANCE CORPORATION++                                         5.31         10/10/2007          1,320,556
      2,203,814    FALCON ASSET SECURITIZATION CORPORATION                               5.35         11/06/2007          2,192,266
      1,469,210    FOUNTAIN SQUARE COMMERCIAL FUNDING CORPORATION                        5.38         10/31/2007          1,462,789
      3,673,024    GALLEON CAPITAL LLC++                                                 5.25         10/02/2007          3,672,473
      4,407,629    GALLEON CAPITAL LLC++                                                 5.28         10/01/2007          4,407,629
      5,582,996    GALLEON CAPITAL LLC                                                   5.34         10/19/2007          5,568,369
      2,350,735    GENERAL ELECTRIC CAPITAL ASSURANCE COMPANY+/-                         5.83         06/16/2008          2,350,735
      5,142,233    ING (USA) ANNUITY & LIFE INSURANCE COMPANY+/-                         5.82         08/16/2008          5,142,233
     14,427,637    K2 (USA) LLC                                                          6.11         10/05/2007         14,419,269
      5,289,154    KESTREL FUNDING US LLC+/-++                                           5.10         02/25/2008          5,284,288
        367,302    LIBERTY LIGHT US CAPITAL+/-++                                         5.02         11/21/2007            366,847
      5,873,459    LIBERTY STREET FUNDING CORPORATION++                                  5.26         10/09/2007          5,866,587
     11,019,071    LIQUID FUNDING LIMITED+/-++                                           5.70         06/11/2008         11,028,107
        146,921    M&I MARSHALL & ILSLEY BANK SERIES BKNT+/-                             5.53         02/15/2008            146,978
        110,191    MERRILL LYNCH & COMPANY INCORPORATED SERIES MTNB+/-                   5.44         01/02/2008            110,170
      3,673,024    METLIFE GLOBAL FUNDING I+/-++                                         5.13         10/21/2008          3,669,608
      2,203,814    MORGAN STANLEY+/-                                                     5.32         04/07/2008          2,203,814
        315,880    MORGAN STANLEY+/-                                                     5.48         11/09/2007            315,830
     11,753,676    MORGAN STANLEY REPURCHASE AGREEMENT - 102% COLLATERALIZED
                   (MATURITY VALUE $11,755,416)                                          5.33         10/01/2007         11,753,676
     23,278,759    MORGAN STANLEY REPURCHASE AGREEMENT - 102% COLLATERALIZED
                   (MATURITY VALUE $23,282,206)                                          5.33         10/01/2007         23,278,759
      2,258,910    MORGAN STANLEY SERIES EXL+/-                                          5.83         10/14/2008          2,256,538
      3,673,024    NATEXIS BANQUES POPULAIRES+/-++                                       5.35         11/09/2007          3,675,742
      8,668,336    NIEUW AMSTERDAM RECEIVABLES CORPORATION++                             5.35         10/01/2007          8,668,336
      6,611,443    PERRY GLOBAL FUNDING LLC SERIES A                                     5.59         10/11/2007          6,601,790

Portfolio of Investments--September 30, 2007

                                       Wells Fargo Advantage Allocation Funds 43


ASSET ALLOCATION FUND
--------------------------------------------------------------------------------

PRINCIPAL          SECURITY NAME                                                    INTEREST RATE   MATURITY DATE         VALUE
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$     2,615,193    PREMIUM ASSET TRUST+/-++                                              5.50%        07/15/2008    $     2,618,122
      6,898,673    RACERS TRUST SERIES 2004-6-MM+/-++                                    5.19         03/24/2008          6,890,519
      9,758,490    REGENCY MARKETS #1 LLC++                                              5.21         10/12/2007          9,742,876
      2,203,814    REGENCY MARKETS #1 LLC++                                              5.25         10/04/2007          2,202,845
      2,938,419    ROYAL BANK OF SCOTLAND GROUP PLC                                      5.55         10/05/2007          2,938,478
     11,753,676    SCALDIS CAPITAL LIMITED++                                             5.26         10/04/2007         11,748,505
      2,277,275    SCALDIS CAPITAL LIMITED                                               5.29         10/22/2007          2,270,306
      2,644,577    SEDNA FINANCE INCORPORATED SERIES MTN+/-++                            5.33         10/26/2007          2,644,286
      2,027,509    SHEFFIELD RECEIVABLES CORPORATION++                                   5.25         10/05/2007          2,026,333
      2,938,419    SLM CORPORATION+/-++                                                  5.81         05/12/2008          2,912,649
      5,876,838    STANFIELD VICTORIA FUNDING LLC+/-++                                   5.36         04/03/2008          5,874,781
     10,284,467    THAMES ASSET GLOBAL SECURITIZATION #1 INCORPORATED++                  5.35         10/15/2007         10,263,486
      2,823,674    THE TRAVELERS INSURANCE COMPANY+/-                                    5.89         02/08/2008          2,823,617
      3,539,326    THUNDER BAY FUNDING INCORPORATED                                      5.31         10/09/2007          3,535,185
      2,203,814    THUNDER BAY FUNDING INCORPORATED                                      5.32         10/25/2007          2,196,101
     14,692,095    TRANSAMERICA OCCIDENTAL LIFE INSURANCE+/-                             5.45         08/01/2008         14,692,095
      3,673,024    UNICREDITO ITALIANO BANK (IRELAND) SERIES LIB+/-++                    5.84         10/08/2008          3,666,302
        793,373    UNICREDITO ITALIANO BANK (NEW YORK) SERIES YCD+/-                     5.62         12/03/2007            793,513
        249,766    UNICREDITO ITALIANO BANK (NEW YORK) SERIES YCD+/-                     5.70         12/13/2007            249,793
      1,469,210    VERSAILLES CDS LLC                                                    5.39         10/16/2007          1,465,992
      5,436,075    VERSAILLES CDS LLC                                                    5.40         10/23/2007          5,418,625
      3,673,024    VICTORIA FINANCE LLC+/-++                                             5.34         08/07/2008          3,673,024
      3,673,024    VICTORIA FINANCE LLC+/-++                                             5.84         05/02/2008          3,673,024
         14,692    WORLD SAVINGS BANK FSB SERIES BKNT+/-                                 5.36         10/19/2007             14,693
      1,469,210    ZELA FINANCE CORPORATION                                              5.32         10/26/2007          1,463,845

                                                                                                                        514,687,163
                                                                                                                    ---------------

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $514,687,163)                                                             514,687,163
                                                                                                                    ---------------

US TREASURY SECURITIES: 38.83%

US TREASURY BILLS: 1.32%
     13,525,000    US TREASURY BILL^#                                                    4.00         02/07/2008         13,338,314
         95,000    US TREASURY BILL^#                                                    4.17         02/07/2008             93,689
        305,000    US TREASURY BILL^#                                                    4.75         11/08/2007            303,768
        510,000    US TREASURY BILL^#                                                    4.89         11/08/2007            507,939

                                                                                                                         14,243,710
                                                                                                                    ---------------

US TREASURY BONDS: 37.52%
     39,694,000    US TREASURY BOND<<                                                    5.25         11/15/2028         41,604,274
     40,621,000    US TREASURY BOND<<                                                    5.25         02/15/2029         42,575,886
     63,016,000    US TREASURY BOND<<                                                    5.38         02/15/2031         67,456,675
     41,381,000    US TREASURY BOND<<                                                    5.50         08/15/2028         44,665,617
     79,398,000    US TREASURY BOND<<                                                    6.13         11/15/2027         91,872,140
     37,934,000    US TREASURY BOND<<                                                    6.13         08/15/2029         44,252,363
     63,017,000    US TREASURY BOND<<                                                    6.25         05/15/2030         74,911,459

                                                                                                                        407,338,414
                                                                                                                    ---------------

TOTAL US TREASURY SECURITIES (COST $404,812,098)                                                                    $   421,582,124
                                                                                                                    ---------------

44 Wells Fargo Advantage Allocation Funds

                                    Portfolio of Investments--September 30, 2007


ASSET ALLOCATION FUND
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                          VALUE
SHORT-TERM INVESTMENTS: 1.68%

     18,171,531    WELLS FARGO ADVANTAGE MONEY MARKET TRUST+++~                                                     $    18,171,531
                                                                                                                    ---------------

TOTAL SHORT-TERM INVESTMENTS (COST $18,171,531)                                                                          18,171,531
                                                                                                                    ---------------

TOTAL INVESTMENTS IN SECURITIES
(COST $1,446,951,624)*                                                   147.05%                                    $ 1,596,379,177

OTHER ASSETS AND LIABILITIES, NET                                        (47.05)                                       (510,812,348)
                                                                         ------                                     ---------------

TOTAL NET ASSETS                                                         100.00%                                    $ 1,085,566,829
                                                                         ------                                     ---------------

--------------------------------------------------------------------------------
<<    All or a portion of this security is on loan. (See Note 2)

  +   Non-income earning securities.

+++   Security of an affiliate of the fund with a cost of $22,042,252.

+/-   Variable rate investments.

 ++ Securities that may be resold to "qualified institutional buyers" under rule 144A or securities offered pursuant to section 4(2) of the Securities Act of 1933, as amended.

 ^^ This security is currently in default with regards to scheduled interest or principal payments.

  ^   Zero coupon bond. Interest rate presented is yield to maturity.

  #   Security pledged as collateral for futures transactions. (See Note 2)

  ~ This Wells Fargo Advantage Fund invests cash balances that it retains for liquidity purposes in a Wells Fargo Advantage Money Market Fund. The fund does not pay an investment advisory fee for such investments.

  * Cost for federal income tax purposes is $1,462,552,533 and net unrealized appreciation (depreciation) consists of:

      Gross unrealized appreciation                     $ 202,527,983
      Gross unrealized depreciation                       (68,701,339)
                                                        -------------
      Net unrealized appreciation (depreciation)        $ 133,826,644

      The accompanying notes are an integral part of these financial statements.

Portfolio of Investments--September 30, 2007

                                       Wells Fargo Advantage Allocation Funds 45


CONSERVATIVE ALLOCATION FUND
--------------------------------------------------------------------------------

FACE/SHARE
AMOUNT             SECURITY NAME                                                                                          VALUE
INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS: 99.63%

             NA    WELLS FARGO ADVANTAGE C&B LARGE CAP VALUE PORTFOLIO                                              $    10,425,290
             NA    WELLS FARGO ADVANTAGE DISCIPLINED GROWTH PORTFOLIO                                                     6,248,728
             NA    WELLS FARGO ADVANTAGE EMERGING GROWTH PORTFOLIO                                                          771,259
             NA    WELLS FARGO ADVANTAGE EQUITY INCOME PORTFOLIO                                                         10,404,741
             NA    WELLS FARGO ADVANTAGE EQUITY VALUE PORTFOLIO                                                          10,431,722
             NA    WELLS FARGO ADVANTAGE INDEX PORTFOLIO                                                                 31,198,483
             NA    WELLS FARGO ADVANTAGE INFLATION-PROTECTED BOND PORTFOLIO                                              33,676,477
             NA    WELLS FARGO ADVANTAGE INTERNATIONAL CORE PORTFOLIO                                                     4,740,702
             NA    WELLS FARGO ADVANTAGE INTERNATIONAL GROWTH PORTFOLIO                                                   4,740,287
             NA    WELLS FARGO ADVANTAGE INTERNATIONAL INDEX PORTFOLIO                                                    4,748,876
             NA    WELLS FARGO ADVANTAGE INTERNATIONAL VALUE PORTFOLIO                                                    4,743,588
             NA    WELLS FARGO ADVANTAGE LARGE CAP APPRECIATION PORTFOLIO                                                 3,136,381
             NA    WELLS FARGO ADVANTAGE LARGE COMPANY GROWTH PORTFOLIO                                                  21,927,129
             NA    WELLS FARGO ADVANTAGE MANAGED FIXED INCOME PORTFOLIO                                                 234,683,439
             NA    WELLS FARGO ADVANTAGE SMALL CAP INDEX PORTFOLIO                                                        4,163,993
             NA    WELLS FARGO ADVANTAGE SMALL COMPANY GROWTH PORTFOLIO                                                   3,392,964
             NA    WELLS FARGO ADVANTAGE SMALL COMPANY VALUE PORTFOLIO                                                      403,406
             NA    WELLS FARGO ADVANTAGE STABLE INCOME PORTFOLIO                                                        152,362,767
             NA    WELLS FARGO ADVANTAGE STRATEGIC SMALL CAP VALUE PORTFOLIO                                              3,733,277
             NA    WELLS FARGO ADVANTAGE TOTAL RETURN BOND PORTFOLIO                                                     67,019,433

TOTAL INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS (COST $586,816,176)                                                   612,952,942
                                                                                                                    ---------------

PRINCIPAL                                                                           INTEREST RATE   MATURITY DATE
SHORT-TERM INVESTMENTS: 0.27%

US TREASURY BILLS: 0.27%
$     1,530,000    US TREASURY BILL^#                                                    3.99%        02/07/2008          1,508,881
        155,000    US TREASURY BILL^#                                                    4.17         02/07/2008            152,861

                                                                                                                          1,661,742
                                                                                                                    ---------------

TOTAL SHORT-TERM INVESTMENTS (COST $1,661,234)                                                                            1,661,742
                                                                                                                    ---------------

TOTAL INVESTMENTS IN SECURITIES
(COST $588,477,410)                                                       99.90%                                    $   614,614,684

OTHER ASSETS AND LIABILITIES, NET                                          0.10                                             601,346
                                                                         ------                                     ---------------

TOTAL NET ASSETS                                                         100.00%                                    $   615,216,030
                                                                         ------                                     ---------------

--------------------------------------------------------------------------------
^     Zero coupon bond. Interest rate presented is yield to maturity.

#     Security pledged as collateral for futures transactions. (See Note 2)

      The accompanying notes are an integral part of these financial statements.

46 Wells Fargo Advantage Allocation Funds

                                    Portfolio of Investments--September 30, 2007


GROWTH BALANCED FUND
--------------------------------------------------------------------------------

FACE/SHARE
AMOUNT            SECURITY NAME                                                                                          VALUE
INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS: 99.20%
             NA   WELLS FARGO ADVANTAGE C&B LARGE CAP VALUE PORTFOLIO                                               $   105,709,154
             NA   WELLS FARGO ADVANTAGE DISCIPLINED GROWTH PORTFOLIO                                                     64,380,639
             NA   WELLS FARGO ADVANTAGE EMERGING GROWTH PORTFOLIO                                                         8,190,726
             NA   WELLS FARGO ADVANTAGE EQUITY INCOME PORTFOLIO                                                         105,933,352
             NA   WELLS FARGO ADVANTAGE EQUITY VALUE PORTFOLIO                                                          106,319,925
             NA   WELLS FARGO ADVANTAGE INDEX PORTFOLIO                                                                 318,584,912
             NA   WELLS FARGO ADVANTAGE INFLATION-PROTECTED BOND PORTFOLIO                                               67,358,862
             NA   WELLS FARGO ADVANTAGE INTERNATIONAL CORE PORTFOLIO                                                     48,804,323
             NA   WELLS FARGO ADVANTAGE INTERNATIONAL GROWTH PORTFOLIO                                                   49,508,366
             NA   WELLS FARGO ADVANTAGE INTERNATIONAL INDEX PORTFOLIO                                                    48,906,942
             NA   WELLS FARGO ADVANTAGE INTERNATIONAL VALUE PORTFOLIO                                                    47,164,209
             NA   WELLS FARGO ADVANTAGE LARGE CAP APPRECIATION PORTFOLIO                                                 32,272,799
             NA   WELLS FARGO ADVANTAGE LARGE COMPANY GROWTH PORTFOLIO                                                  224,571,995
             NA   WELLS FARGO ADVANTAGE MANAGED FIXED INCOME PORTFOLIO                                                  470,215,718
             NA   WELLS FARGO ADVANTAGE SMALL CAP INDEX PORTFOLIO                                                        41,860,740
             NA   WELLS FARGO ADVANTAGE SMALL COMPANY GROWTH PORTFOLIO                                                   34,871,049
             NA   WELLS FARGO ADVANTAGE SMALL COMPANY VALUE PORTFOLIO                                                     3,971,173
             NA   WELLS FARGO ADVANTAGE STRATEGIC SMALL CAP VALUE PORTFOLIO                                              36,426,353
             NA   WELLS FARGO ADVANTAGE TOTAL RETURN BOND PORTFOLIO                                                     134,331,720

TOTAL INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS (COST $1,646,189,135)                                               1,949,382,957
                                                                                                                    ---------------

PRINCIPAL                                                                           INTEREST RATE   MATURITY DATE
SHORT-TERM INVESTMENTS: 0.80%

US TREASURY BILLS: 0.80%
$    14,475,000   US TREASURY BILL^#                                                     3.99%        02/07/2008         14,275,201
      1,435,000   US TREASURY BILL^#                                                     4.17         02/07/2008          1,415,193

                                                                                                                         15,690,394
                                                                                                                    ---------------

TOTAL SHORT-TERM INVESTMENTS (COST $15,685,618)                                                                          15,690,394
                                                                                                                    ---------------
TOTAL INVESTMENT IN SECURITIES
(COST $1,661,874,753)                            100.00%                                                            $ 1,965,073,351

OTHER ASSETS AND LIABILITIES, NET                  0.00                                                                     (90,161)
                                                 ------                                                             ---------------

TOTAL NET ASSETS                                 100.00%                                                            $ 1,964,983,190
                                                 ------                                                             ---------------

--------------------------------------------------------------------------------

^     Zero coupon bond. Interest rate presented is yield to maturity.

#     Security pledged as collateral for futures transactions. (See Note 2)

      The accompanying notes are an integral part of these financial statements.

Portfolio of Investments--September 30, 2007

                                       Wells Fargo Advantage Allocation Funds 47


MODERATE BALANCED FUND
--------------------------------------------------------------------------------

FACE/SHARE
AMOUNT            SECURITY NAME                                                                                          VALUE
INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS: 99.15%
             NA   WELLS FARGO ADVANTAGE C&B LARGE CAP VALUE PORTFOLIO                                               $    18,325,884
             NA   WELLS FARGO ADVANTAGE DISCIPLINED GROWTH PORTFOLIO                                                     11,128,173
             NA   WELLS FARGO ADVANTAGE EMERGING GROWTH PORTFOLIO                                                         1,411,219
             NA   WELLS FARGO ADVANTAGE EQUITY INCOME PORTFOLIO                                                          18,362,872
             NA   WELLS FARGO ADVANTAGE EQUITY VALUE PORTFOLIO                                                           18,438,715
             NA   WELLS FARGO ADVANTAGE INDEX PORTFOLIO                                                                  55,122,208
             NA   WELLS FARGO ADVANTAGE INFLATION-PROTECTED BOND PORTFOLIO                                               24,299,129
             NA   WELLS FARGO ADVANTAGE INTERNATIONAL CORE PORTFOLIO                                                      8,448,925
             NA   WELLS FARGO ADVANTAGE INTERNATIONAL GROWTH PORTFOLIO                                                    8,529,274
             NA   WELLS FARGO ADVANTAGE INTERNATIONAL INDEX PORTFOLIO                                                     8,442,184
             NA   WELLS FARGO ADVANTAGE INTERNATIONAL VALUE PORTFOLIO                                                     8,281,244
             NA   WELLS FARGO ADVANTAGE LARGE CAP APPRECIATION PORTFOLIO                                                  5,584,176
             NA   WELLS FARGO ADVANTAGE LARGE COMPANY GROWTH PORTFOLIO                                                   38,967,369
             NA   WELLS FARGO ADVANTAGE MANAGED FIXED INCOME PORTFOLIO                                                  169,540,343
             NA   WELLS FARGO ADVANTAGE SMALL CAP INDEX PORTFOLIO                                                         7,313,123
             NA   WELLS FARGO ADVANTAGE SMALL COMPANY GROWTH PORTFOLIO                                                    6,030,146
             NA   WELLS FARGO ADVANTAGE SMALL COMPANY VALUE PORTFOLIO                                                       723,473
             NA   WELLS FARGO ADVANTAGE STABLE INCOME PORTFOLIO                                                          80,720,815
             NA   WELLS FARGO ADVANTAGE STRATEGIC SMALL CAP VALUE PORTFOLIO                                               6,521,807
             NA   WELLS FARGO ADVANTAGE TOTAL RETURN BOND PORTFOLIO                                                      48,422,088

TOTAL INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS (COST $481,304,736)                                                   544,613,167
                                                                                                                    ---------------

PRINCIPAL                                                                           INTEREST RATE   MATURITY DATE
SHORT-TERM INVESTMENTS: 0.54%
US TREASURY BILLS: 0.54%
$     2,735,000   US TREASURY BILL^#                                                     3.99%        02/07/2008    $     2,697,248
        270,000   US TREASURY BILL^#                                                     4.17         02/07/2008            266,273

                                                                                                                          2,963,521
                                                                                                                    ---------------

TOTAL SHORT-TERM INVESTMENTS (COST $2,962,620)                                                                            2,963,521
                                                                                                                    ---------------
TOTAL INVESTMENTS IN SECURITIES
(COST $484,267,356)                               99.69%                                                            $   547,576,688

OTHER ASSETS AND LIABILITIES, NET                  0.31                                                                   1,724,444
                                                 ------                                                             ---------------

TOTAL NET ASSETS                                 100.00%                                                            $   549,301,132
                                                 ------                                                             ---------------

--------------------------------------------------------------------------------

^     Zero coupon bond. Interest rate presented is yield to maturity.

#     Security pledged as collateral for futures transactions. (See Note 2)

      The accompanying notes are an integral part of these financial statements.

48 Wells Fargo Advantage Allocation Funds

                        Statements of Assets and Liabilities--September 30, 2007


                                                                                                    Aggressive           Asset
                                                                                                    Allocation        Allocation
                                                                                                       Fund              Fund
------------------------------------------------------------------------------------------------------------------------------------
ASSETS
   Investments
      In securities, at market value .........................................................   $     2,130,185   $  1,057,846,324
      Investments in affiliated Master Portfolios ............................................       270,479,965                  0
      Collateral for securities loaned (Note 2) ..............................................                 0        514,687,163
      Investments in affiliates ..............................................................                 0         23,845,690
                                                                                                 -----------------------------------
   Total investments at market value (see cost below) ........................................       272,610,150      1,596,379,177
                                                                                                 -----------------------------------
   Cash ......................................................................................           896,160            100,000
   Receivable for Fund shares issued .........................................................           204,425            198,051
   Receivable for investments sold ...........................................................                 0            436,017
   Receivables for dividends and interest ....................................................                 0          6,225,002
                                                                                                 -----------------------------------
Total assets .................................................................................       273,710,735      1,603,338,247
                                                                                                 -----------------------------------

LIABILITIES
   Payable for daily variation margin on futures contracts ...................................           169,000            721,469
   Payable for Fund shares redeemed ..........................................................           148,537            979,395
   Payable for investments purchased .........................................................                 0            324,691
   Payable to investment advisor and affiliates (Note 3) .....................................            44,061            827,610
   Payable for securities loaned (Note 2) ....................................................                 0        514,687,163
   Accrued expenses and other liabilities ....................................................            75,950            231,090
                                                                                                 -----------------------------------
Total liabilities ............................................................................           437,548        517,771,418
                                                                                                 -----------------------------------
TOTAL NET ASSETS .............................................................................   $   273,273,187   $  1,085,566,829
                                                                                                 ===================================

NET ASSETS CONSIST OF
   Paid-in capital ...........................................................................   $   210,218,000   $    930,359,841
   Undistributed net investment income (loss) ................................................         3,402,524            356,969
   Undistributed net realized gain (loss) on investments .....................................        19,151,403            (81,325)
   Net unrealized appreciation (depreciation) of investments, foreign currencies and
     translation of assets and liabilities denominated in foreign currencies .................        39,216,900        149,427,553
   Net unrealized appreciation (depreciation) of futures .....................................         1,284,360          5,503,791
                                                                                                 -----------------------------------
TOTAL NET ASSETS .............................................................................   $   273,273,187   $  1,085,566,829
                                                                                                 ===================================

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE 1
   Net assets - Class A ......................................................................                NA   $    914,716,052
   Shares outstanding - Class A ..............................................................                NA         39,572,395
   Net asset value per share - Class A .......................................................                NA   $          23.12
   Maximum offering price per share - Class A2 ...............................................                NA   $          24.53
   Net assets - Class B ......................................................................                NA   $     85,203,123
   Shares outstanding - Class B ..............................................................                NA          6,054,751
   Net asset value and offering price per share - Class B ....................................                NA   $          14.07
   Net assets - Class C ......................................................................                NA   $     36,028,221
   Shares outstanding - Class C ..............................................................                NA          2,560,679
   Net asset value and offering price per share - Class C ....................................                NA   $          14.07
   Net assets - Administrator Class ..........................................................   $   273,273,187   $     49,619,433
   Shares outstanding - Administrator Class ..................................................        16,147,881          2,143,423
   Net asset value and offering price per share - Administrator Class ........................   $         16.92   $          23.15
                                                                                                 -----------------------------------

Investments at cost ..........................................................................   $   233,393,250   $  1,446,951,624
                                                                                                 -----------------------------------
Securities on loan, at market value (Note 2) .................................................   $             0   $    502,956,955
                                                                                                 -----------------------------------

--------------------------------------------------------------------------------
1     Each Fund has an unlimited number of authorized shares.

2 Maximum offering price is computed as 100/94.25 of net asset value. On investment of $50,000 or more, the offering price is reduced.

      The accompanying notes are an integral part of these financial statements.

Statements of Assets and Liabilities--September 30, 2007

                                       Wells Fargo Advantage Allocation Funds 49


                                                                                 Conservative         Growth            Moderate
                                                                                  Allocation         Balanced           Balanced
                                                                                     Fund              Fund               Fund
------------------------------------------------------------------------------------------------------------------------------------
ASSETS
   Investments
      In securities, at market value ........................................   $    1,661,742   $     15,690,394   $     2,963,521
      Investments in affiliated Master Portfolios ...........................      612,952,942      1,949,382,957       544,613,167
      Collateral for securities loaned (Note 2) .............................                0                  0                 0
      Investments in affiliates .............................................                0                  0                 0
                                                                                ---------------------------------------------------
   Total investments at market value (see cost below) .......................      614,614,684      1,965,073,351       547,576,688
                                                                                ---------------------------------------------------
   Cash .....................................................................          723,155          6,816,370         2,140,330
   Receivable for Fund shares issued ........................................          520,000            526,225           113,293
   Receivable for investments sold ..........................................                0                  0                 0
   Receivables for dividends and interest ...................................                0                  0                 0
                                                                                ---------------------------------------------------
Total assets ................................................................      615,857,839      1,972,415,946       549,830,311
                                                                                ---------------------------------------------------

LIABILITIES
   Payable for daily variation margin on futures contracts ..................          131,625          1,222,099           230,750
   Payable for Fund shares redeemed .........................................          229,169          5,201,618           117,477
   Payable for investments purchased ........................................                0                  0                 0
   Payable to investment advisor and affiliates (Note 3) ....................          103,244            428,123            97,685
   Payable for securities loaned (Note 2) ...................................                0                  0                 0
   Accrued expenses and other liabilities ...................................          177,771            580,916            83,267
                                                                                ---------------------------------------------------
Total liabilities ...........................................................          641,809          7,432,756           529,179
                                                                                ---------------------------------------------------
TOTAL NET ASSETS ............................................................   $  615,216,030   $  1,964,983,190   $   549,301,132
                                                                                ===================================================

NET ASSETS CONSIST OF
   Paid-in capital ..........................................................   $  558,260,860   $  1,464,175,126   $   441,121,537
   Undistributed net investment income (loss) ...............................       16,668,794         32,978,433        12,504,077
   Undistributed net realized gain (loss) on investments ....................       13,137,567        155,214,667        30,598,769
   Net unrealized appreciation (depreciation) of investments, foreign currencies and translation of assets and liabilities denominated in
     foreign currencies .....................................................       26,137,274        303,198,598        63,309,332
   Net unrealized appreciation (depreciation) of futures ....................        1,011,535          9,416,366         1,767,417
                                                                                ---------------------------------------------------
TOTAL NET ASSETS ............................................................   $  615,216,030   $  1,964,983,190   $   549,301,132
                                                                                ===================================================

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE 1
   Net assets - Class A .....................................................               NA   $     79,410,636   $     9,838,715
   Shares outstanding - Class A .............................................               NA          2,192,930           432,190
   Net asset value per share - Class A ......................................               NA   $          36.21   $         22.76
   Maximum offering price per share - Class A2 ..............................               NA   $          38.42   $         24.15
   Net assets - Class B .....................................................               NA   $     66,096,654   $     3,699,309
   Shares outstanding - Class B .............................................               NA          2,032,903           164,199
   Net asset value and offering price per share - Class B ...................               NA   $          32.51   $         22.53
   Net assets - Class C .....................................................               NA   $     15,226,559   $     2,034,187
   Shares outstanding - Class C .............................................               NA            467,123            90,318
   Net asset value and offering price per share - Class C ...................               NA             $32.60   $         22.52
   Net assets - Administrator Class .........................................   $  615,216,030   $  1,804,249,341   $   533,728,921
   Shares outstanding - Administrator Class .................................       30,237,886         54,205,778        23,309,402
   Net asset value and offering price per share - Administrator Class .......   $        20.35   $          33.29   $         22.90
                                                                                ---------------------------------------------------

Investments at cost .........................................................   $  588,477,410   $  1,661,874,753   $   484,267,356
                                                                                ---------------------------------------------------
Securities on loan, at market value (Note 2) ................................   $            0   $              0   $             0
                                                                                ---------------------------------------------------

50 Wells Fargo Advantage Allocation Funds

                 Statements of Operations--For the Year Ended September 30, 2007


                                                                                                      Aggressive          Asset
                                                                                                      Allocation        Allocation
                                                                                                         Fund              Fund
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
   Dividends (1) ................................................................................    $          0     $  12,306,673
   Dividends allocated from affiliated Master Portfolios (1) ....................................       3,711,800                 0
   Interest .....................................................................................          79,447        21,455,985
   Interest Income allocated from affiliated Master Portfolios ..................................       2,660,497                 0
   Income from affiliated securities ............................................................               0         1,824,001
   Securities lending income, net ...............................................................               0           653,587
   Expenses allocated from affiliated Master Portfolios .........................................      (1,438,906)                0
   Waivers allocated from affiliated Master Portfolios ..........................................         144,205                 0
                                                                                                     -------------------------------
Total investment income .........................................................................       5,157,043        36,240,246
                                                                                                     -------------------------------

EXPENSES
   Advisory fees ................................................................................         630,885         6,843,294
   Administration fees
      Fund Level ................................................................................         126,177           554,123
      Class A ...................................................................................              NA         2,502,598
      Class B ...................................................................................              NA           296,047
      Class C ...................................................................................              NA           101,282
      Administrator Class .......................................................................         252,354            72,557
   Custody fees .................................................................................               0           221,649
   Shareholder servicing fees (Note 3) ..........................................................         630,885         2,770,613
   Accounting fees ..............................................................................          31,804            84,031
   Distribution fees (Note 3)
      Class B ...................................................................................             N/A           792,982
      Class C ...................................................................................             N/A           271,294
   Professional fees ............................................................................          13,418            41,500
   Registration fees ............................................................................          17,741            38,294
   Shareholder reports ..........................................................................          28,269           228,368
   Trustees' fees ...............................................................................           8,955             8,955
   Other fees and expenses ......................................................................           3,515            32,122
                                                                                                     -------------------------------
Total expenses ..................................................................................       1,744,003        14,859,709
                                                                                                     -------------------------------

LESS
   Waived fees and reimbursed expenses (Note 3) .................................................        (513,807)       (1,231,991)
   Net expenses .................................................................................       1,230,196        13,627,718
                                                                                                     -------------------------------
Net investment income (loss) ....................................................................       3,926,847        22,612,528
                                                                                                     -------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

NET REALIZED GAIN (LOSS) FROM
   Securities, foreign currencies and foreign currency translation ..............................           3,071        18,214,367
   Futures transactions .........................................................................       5,416,653        40,068,335
   Securities transactions allocated from Master Portfolios .....................................      15,948,042                 0
   Forward foreign currency contracts allocated from Master Portfolios ..........................           4,641                 0
   Futures transactions allocated from Master Portfolios ........................................          74,534                 0
   Options, swap agreement and short sale transactions allocated from Master Portfolios .........             416                 0
                                                                                                     -------------------------------
Net realized gain (loss) from investments .......................................................      21,447,357        58,282,702
                                                                                                     -------------------------------

NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF
   Securities, foreign currencies and foreign currency translation ..............................             649        66,248,196
   Futures transactions .........................................................................       1,374,194         5,793,678
   Securities transactions allocated from Master Portfolios .....................................      13,924,169                 0
   Forwards, futures, options, swaps and short sales allocated from Master Portfolios ...........          (7,844)                0
                                                                                                     -------------------------------
Net change in unrealized appreciation (depreciation) of investments .............................      15,291,168        72,041,874
                                                                                                     -------------------------------
Net realized and unrealized gain (loss) on investments ..........................................      36,738,525       130,324,576
                                                                                                     -------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS .................................    $ 40,665,372     $ 152,937,104
                                                                                                     ===============================

1 Net of foreign withholding taxes of ...........................................................    $     83,221     $           0

--------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

Statements of Operations--For the Year Ended September 30, 2007

                                       Wells Fargo Advantage Allocation Funds 51


                                                                                      Conservative        Growth         Moderate
                                                                                       Allocation        Balanced        Balanced
                                                                                          Fund             Fund            Fund
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
   Dividends (1) .................................................................    $          0    $           0    $          0
   Dividends allocated from affiliated Master Portfolios (1) .....................       2,737,244       25,090,527       4,452,207
   Interest ......................................................................          60,605          698,767         129,043
   Interest Income allocated from affiliated Master Portfolios ...................      23,304,157       37,755,077      16,991,987
   Income from affiliated securities .............................................               0                0               0
   Securities lending income, net ................................................               0                0               0
   Expenses allocated from affiliated Master Portfolios ..........................      (2,730,264)     (11,299,170)     (2,815,318)
   Waivers allocated from affiliated Master Portfolios ...........................         624,952        1,444,644         509,694
                                                                                      ----------------------------------------------
Total investment income ..........................................................      23,996,694       53,689,845      19,267,613
                                                                                      ----------------------------------------------

EXPENSES
   Advisory fees .................................................................       1,414,075        5,171,080       1,378,098
   Administration fees
      Fund Level .................................................................         282,815        1,034,216         275,620
      Class A ....................................................................              NA          208,370          22,178
      Class B ....................................................................              NA          196,213           9,550
      Class C ....................................................................              NA           44,196           5,138
      Administrator Class ........................................................         565,630        1,908,153         538,074
   Custody fees ..................................................................               0                0               0
   Shareholder servicing fees (Note 3) ...........................................       1,414,075        5,171,080       1,378,098
   Accounting fees ...............................................................          46,528          117,160          63,804
   Distribution fees (Note 3)
      Class B ....................................................................              NA          525,572          25,579
      Class C ....................................................................              NA          118,383          13,761
   Professional fees .............................................................          16,924            9,918          19,670
   Registration fees .............................................................          16,245           43,808          37,419
   Shareholder reports ...........................................................          95,202            5,556          29,975
   Trustees' fees ................................................................           8,955            8,955           8,955
   Other fees and expenses .......................................................          10,041           59,370          14,910
                                                                                      ----------------------------------------------
Total expenses ...................................................................       3,870,490       14,622,030       3,820,829
                                                                                      ----------------------------------------------

LESS
   Waived fees and reimbursed expenses (Note 3) ..................................      (1,165,863)      (3,771,767)     (1,090,808)
   Net expenses ..................................................................       2,704,627       10,850,263       2,730,021
                                                                                      ----------------------------------------------
Net investment income (loss) .....................................................      21,292,067       42,839,582      16,537,592
                                                                                      ----------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

NET REALIZED GAIN (LOSS) FROM
   Securities, foreign currencies and foreign currency translation ...............             638           11,731           2,284
   Futures transactions ..........................................................       4,104,361       45,116,484       8,228,319
   Securities transactions allocated from Master Portfolios ......................      10,558,822      131,987,692      26,923,345
   Forward foreign currency contracts allocated from Master Portfolios ...........           2,834           25,994           4,313
   Futures transactions allocated from Master Portfolios .........................         353,225          941,269         290,717
   Options, swap agreement and short sale transactions allocated from Master
     Portfolios ..................................................................          71,328           19,435          41,902
                                                                                      ---------------------------------------------
Net realized gain (loss) from investments ........................................      15,091,208      178,102,605      35,490,880
                                                                                      ---------------------------------------------

NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF
   Securities, foreign currencies and foreign currency translation ...............             508           (4,777)            902
   Futures transactions ..........................................................       1,081,728       10,246,354       1,926,832
   Securities transactions allocated from Master Portfolios ......................       5,847,977       71,317,767       7,065,884
   Forwards, futures, options, swaps and short sales allocated from Master
     Portfolios ..................................................................         287,360         (499,819)       (183,101)
                                                                                      ----------------------------------------------
Net change in unrealized appreciation (depreciation) of investments ..............       7,217,573       81,059,525       8,810,517
                                                                                      ----------------------------------------------
Net realized and unrealized gain (loss) on investments ...........................      22,308,781      259,162,130      44,301,397
                                                                                      ----------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ..................    $ 43,600,848    $ 302,001,712    $ 60,838,989
                                                                                      ==============================================

1 Net of foreign withholding taxes of ............................................    $     46,582    $     543,729    $     88,608

52 Wells Fargo Advantage Allocation Funds    Statements of Changes in Net Assets


                                                                                                    AGGRESSIVE ALLOCATION FUND
                                                                                              ------------------------------------=-
                                                                                                    For the             For the
                                                                                                   Year Ended         Year Ended
                                                                                              September 30, 2007 September 30, 2006
------------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   Beginning Net Assets .....................................................................  $     223,487,636  $     196,483,994

OPERATIONS
   Net investment income (loss) .............................................................          3,926,847          3,252,541
   Net realized gain (loss) on investments ..................................................         21,447,357         11,438,263
   Net change in unrealized appreciation (depreciation) of investments ......................         15,291,168          3,619,918
                                                                                               -------------------------------------
Net increase (decrease) in net assets resulting from operations .............................         40,665,372         18,310,722
                                                                                               -------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS FROM
   Net investment income
     Class A ................................................................................                 NA                 NA
     Class B ................................................................................                 NA                 NA
     Class C ................................................................................                 NA                 NA
     Administrator Class ....................................................................         (2,907,837)        (2,800,059)
   Net realized gain on sales of investments
     Class A ................................................................................                 NA                 NA
     Class B ................................................................................                 NA                 NA
     Class C ................................................................................                 NA                 NA
     Administrator Class ....................................................................        (12,552,487)        (4,735,077)
                                                                                               -------------------------------------
Total distributions to shareholders .........................................................        (15,460,324)        (7,535,136)
                                                                                               -------------------------------------

CAPITAL SHARES TRANSACTIONS
   Proceeds from shares sold - Class A ......................................................                 NA                 NA
   Reinvestment of distributions - Class A ..................................................                 NA                 NA
   Cost of shares redeemed - Class A ........................................................                 NA                 NA
                                                                                               -------------------------------------
   Net increase (decrease) in net assets resulting from capital share transaction -
     Class A ................................................................................                 NA                 NA
                                                                                               -------------------------------------
   Proceeds from shares sold - Class B ......................................................                 NA                 NA
   Reinvestment of distributions - Class B ..................................................                 NA                 NA
   Cost of shares redeemed - Class B ........................................................                 NA                 NA
                                                                                               -------------------------------------
   Net increase (decrease) in net assets resulting from capital share transaction -
     Class B ................................................................................                 NA                 NA
                                                                                               -------------------------------------
   Proceeds from shares sold - Class C ......................................................                 NA                 NA
   Reinvestment of distributions - Class C ..................................................                 NA                 NA
   Cost of shares redeemed - Class C ........................................................                 NA                 NA
                                                                                               -------------------------------------
   Net increase (decrease) in net assets resulting from capital share transaction -
     Class C ................................................................................                 NA                 NA
                                                                                               -------------------------------------
   Proceeds from shares sold - Administrator Class ..........................................        133,973,540         99,054,399
   Reinvestment of distributions - Administrator Class ......................................         15,434,885          7,517,462
   Cost of shares redeemed - Administrator Class ............................................       (124,827,922)       (90,343,805)
                                                                                               -------------------------------------
   Net increase (decrease) in net assets resulting from capital share transaction -
     Administrator Class ....................................................................         24,580,503         16,228,056
                                                                                               -------------------------------------
Net increase (decrease) in net assets resulting from capital share transaction - Total ......         24,580,503         16,228,056
                                                                                               -------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS .......................................................         49,785,551         27,003,642
                                                                                               =====================================
ENDING NET ASSETS ...........................................................................  $     273,273,187  $     223,487,636
                                                                                               =====================================

--------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets    Wells Fargo Advantage Allocation Funds 53


                                                                                                      ASSET ALLOCATION FUND
                                                                                              --------------------------------------
                                                                                                   For the             For the
                                                                                                  Year Ended         Year Ended
                                                                                              September 30, 2007 September 30, 2006
------------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   Beginning Net Assets .....................................................................  $   1,112,227,954  $   1,159,036,372

OPERATIONS
   Net investment income (loss) .............................................................         22,612,528         22,666,373
   Net realized gain (loss) on investments ..................................................         58,282,702         29,844,339
   Net change in unrealized appreciation (depreciation) of investments ......................         72,041,874         34,260,905
                                                                                               -------------------------------------
Net increase (decrease) in net assets resulting from operations .............................        152,937,104         86,771,617
                                                                                               -------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM
   Net investment income
     Class A ................................................................................        (19,026,268)       (18,664,689)
     Class B ................................................................................         (1,326,634)        (1,760,040)
     Class C ................................................................................           (495,100)          (508,825)
     Administrator Class ....................................................................         (1,671,847)        (1,437,741)
   Net realized gain on sales of investments
     Class A ................................................................................        (16,199,697)        (9,943,175)
     Class B ................................................................................         (2,169,682)        (1,507,896)
     Class C ................................................................................           (665,945)          (435,861)
     Administrator Class ....................................................................         (1,447,613)          (387,595)
                                                                                               -------------------------------------
Total distributions to shareholders .........................................................        (43,002,786)       (34,645,822)
                                                                                               -------------------------------------
CAPITAL SHARES TRANSACTIONS
   Proceeds from shares sold - Class A ......................................................         52,832,471         18,636,399
   Reinvestment of distributions - Class A ..................................................         33,867,809         27,541,531
   Cost of shares redeemed - Class A ........................................................       (132,223,615)      (150,145,942)
                                                                                               -------------------------------------
   Net increase (decrease) in net assets resulting from capital share transaction -
     Class A ................................................................................        (45,523,335)      (103,968,012)
                                                                                               -------------------------------------
   Proceeds from shares sold - Class B ......................................................          3,127,586          5,062,669
   Reinvestment of distributions - Class B ..................................................          3,248,221          3,059,238
   Cost of shares redeemed - Class B ........................................................        (57,403,237)       (35,008,057)
                                                                                               -------------------------------------
   Net increase (decrease) in net assets resulting from capital share transaction -
     Class B ................................................................................        (51,027,430)       (26,886,150)
                                                                                               -------------------------------------
   Proceeds from shares sold - Class C ......................................................          1,589,355          2,034,849
   Reinvestment of distributions - Class C ..................................................            969,810            794,910
   Cost of shares redeemed - Class C ........................................................         (6,374,622)        (9,084,727)
                                                                                               -------------------------------------
   Net increase (decrease) in net assets resulting from capital share transaction -
     Class C ................................................................................         (3,815,457)        (6,254,968)
                                                                                               -------------------------------------
   Proceeds from shares sold - Administrator Class ..........................................         11,934,008        120,525,084
   Reinvestment of distributions - Administrator Class ......................................          3,087,450          1,801,575
   Cost of shares redeemed - Administrator Class ............................................        (51,250,679)       (84,151,742)
                                                                                               -------------------------------------
   Net increase (decrease) in net assets resulting from capital share transaction -
     Administrator Class ....................................................................        (36,229,221)        38,174,917
                                                                                               -------------------------------------
Net increase (decrease) in net assets resulting from capital share transaction - Total ......       (136,595,443)       (98,934,213)
                                                                                               -------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS .......................................................        (26,661,125)       (46,808,418)
                                                                                               =====================================
ENDING NET ASSETS ...........................................................................  $   1,085,566,829  $   1,112,227,954
                                                                                               =====================================

                                                                                                   CONSERVATIVE ALLOCATION FUND
                                                                                              --------------------------------------
                                                                                                    For the            For the
                                                                                                  Year Ended         Year Ended
                                                                                              September 30, 2007 September 30, 2006
------------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   Beginning Net Assets .....................................................................  $     515,658,362  $     442,285,061

OPERATIONS
   Net investment income (loss) .............................................................         21,292,067         17,232,619
   Net realized gain (loss) on investments ..................................................         15,091,208          5,986,318
   Net change in unrealized appreciation (depreciation) of investments ......................          7,217,573          1,056,687
                                                                                               -------------------------------------
Net increase (decrease) in net assets resulting from operations .............................         43,600,848         24,275,624
                                                                                               -------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM
   Net investment income
     Class A ................................................................................                 NA                 NA
     Class B ................................................................................                 NA                 NA
     Class C ................................................................................                 NA                 NA
     Administrator Class ....................................................................        (17,563,812)       (14,500,101)
   Net realized gain on sales of investments
     Class A ................................................................................                 NA                 NA
     Class B ................................................................................                 NA                 NA
     Class C ................................................................................                 NA                 NA
     Administrator Class ....................................................................         (7,736,762)        (8,664,277)
                                                                                               -------------------------------------
Total distributions to shareholders .........................................................        (25,300,574)       (23,164,378)
                                                                                               -------------------------------------
CAPITAL SHARES TRANSACTIONS
   Proceeds from shares sold - Class A ......................................................                 NA                 NA
   Reinvestment of distributions - Class A ..................................................                 NA                 NA
   Cost of shares redeemed - Class A ........................................................                 NA                 NA
                                                                                               -------------------------------------
   Net increase (decrease) in net assets resulting from capital share transaction -
     Class A ................................................................................                 NA                 NA
                                                                                               -------------------------------------
   Proceeds from shares sold - Class B ......................................................                 NA                 NA
   Reinvestment of distributions - Class B ..................................................                 NA                 NA
   Cost of shares redeemed - Class B ........................................................                 NA                 NA
                                                                                               -------------------------------------
   Net increase (decrease) in net assets resulting from capital share transaction -
     Class B ................................................................................                 NA                 NA
                                                                                               -------------------------------------
   Proceeds from shares sold - Class C ......................................................                 NA                 NA
   Reinvestment of distributions - Class C ..................................................                 NA                 NA
   Cost of shares redeemed - Class C ........................................................                 NA                 NA
                                                                                               -------------------------------------
   Net increase (decrease) in net assets resulting from capital share transaction -
     Class C ................................................................................                 NA                 NA
                                                                                               -------------------------------------
   Proceeds from shares sold - Administrator Class ..........................................        550,398,406        389,333,188
   Reinvestment of distributions - Administrator Class ......................................         25,254,153         23,081,988
   Cost of shares redeemed - Administrator Class ............................................       (494,395,165)      (340,153,121)
                                                                                               -------------------------------------
   Net increase (decrease) in net assets resulting from capital share transaction -
     Administrator Class ....................................................................         81,257,394         72,262,055
                                                                                               -------------------------------------
Net increase (decrease) in net assets resulting from capital share transaction - Total ......         81,257,394         72,262,055
                                                                                               -------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS .......................................................         99,557,668         73,373,301
                                                                                               =====================================
ENDING NET ASSETS ...........................................................................  $     615,216,030  $     515,658,362
                                                                                               =====================================

                                                                                                        GROWTH BALANCED FUND
                                                                                              --------------------------------------
                                                                                                    For the            For the
                                                                                                  Year Ended         Year Ended
                                                                                              September 30, 2007 September 30, 2006
------------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   Beginning Net Assets .....................................................................  $   2,073,810,460  $   2,009,757,928

OPERATIONS
   Net investment income (loss) .............................................................         42,839,582         41,718,452
   Net realized gain (loss) on investments ..................................................        178,102,605        105,295,609
   Net change in unrealized appreciation (depreciation) of investments ......................         81,059,525         14,110,037
                                                                                               -------------------------------------
Net increase (decrease) in net assets resulting from operations .............................        302,001,712        161,124,098
                                                                                               -------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM
   Net investment income
     Class A ................................................................................         (1,123,070)          (822,443)
     Class B ................................................................................           (685,208)          (678,739)
     Class C ................................................................................           (157,410)          (140,461)
     Administrator Class ....................................................................        (39,169,481)       (33,351,944)
   Net realized gain on sales of investments
     Class A ................................................................................         (3,574,063)        (2,975,958)
     Class B ................................................................................         (4,075,275)        (4,702,473)
     Class C ................................................................................           (909,437)        (1,011,770)
     Administrator Class ....................................................................       (109,292,276)      (101,273,947)
                                                                                               -------------------------------------
Total distributions to shareholders .........................................................       (158,986,220)      (144,957,735)
                                                                                               -------------------------------------
CAPITAL SHARES TRANSACTIONS
   Proceeds from shares sold - Class A ......................................................         48,234,102         27,294,606
   Reinvestment of distributions - Class A ..................................................          4,580,343          3,674,284
   Cost of shares redeemed - Class A ........................................................        (43,792,807)       (25,390,653)
                                                                                               -------------------------------------
   Net increase (decrease) in net assets resulting from capital share transaction -
     Class A ................................................................................          9,021,638          5,578,237
                                                                                               -------------------------------------
   Proceeds from shares sold - Class B ......................................................          2,152,647          3,267,732
   Reinvestment of distributions - Class B ..................................................          4,642,836          5,218,862
   Cost of shares redeemed - Class B ........................................................        (19,231,949)       (20,466,183)
                                                                                               -------------------------------------
   Net increase (decrease) in net assets resulting from capital share transaction -
     Class B ................................................................................        (12,436,466)       (11,979,589)
                                                                                               -------------------------------------
   Proceeds from shares sold - Class C ......................................................            709,420          1,318,661
   Reinvestment of distributions - Class C ..................................................          1,016,360          1,098,695
   Cost of shares redeemed - Class C ........................................................         (3,981,898)        (4,390,202)
                                                                                               -------------------------------------
   Net increase (decrease) in net assets resulting from capital share transaction -
     Class C ................................................................................         (2,256,118)        (1,972,846)
                                                                                               -------------------------------------
   Proceeds from shares sold - Administrator Class ..........................................        308,155,406        411,833,872
   Reinvestment of distributions - Administrator Class ......................................        147,475,537        133,904,581
   Cost of shares redeemed - Administrator Class ............................................       (701,802,759)      (489,478,086)
                                                                                               -------------------------------------
   Net increase (decrease) in net assets resulting from capital share transaction -
     Administrator Class ....................................................................       (246,171,816)        56,260,367
                                                                                               -------------------------------------
Net increase (decrease) in net assets resulting from capital share transaction - Total ......       (251,842,762)        47,886,169
                                                                                               -------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS .......................................................       (108,827,270)        64,052,532
                                                                                               =====================================
ENDING NET ASSETS ...........................................................................  $   1,964,983,190  $   2,073,810,460
                                                                                               =====================================

54 Wells Fargo Advantage Allocation Funds    Statements of Changes in Net Assets


                                                                                                     AGGRESSIVE ALLOCATION FUND
                                                                                              --------------------------------------
                                                                                                     For the           For the
                                                                                                   Year Ended        Year Ended
                                                                                              September 30, 2007 September 30, 2006
------------------------------------------------------------------------------------------------------------------------------------
SHARES ISSUED AND REDEEMED
   Shares sold - Class A ....................................................................                 NA                 NA
   Shares issued in reinvestment of distributions - Class A .................................                 NA                 NA
   Shares redeemed - Class A ................................................................                 NA                 NA
                                                                                               -------------------------------------
   Net increase (decrease) in shares outstanding - Class A ..................................                 NA                 NA
                                                                                               -------------------------------------
   Shares sold - Class B ....................................................................                 NA                 NA
   Shares issued in reinvestment of distributions - Class B .................................                 NA                 NA
   Shares redeemed - Class B ................................................................                 NA                 NA
                                                                                               -------------------------------------
   Net increase (decrease) in shares outstanding - Class B ..................................                 NA                 NA
                                                                                               -------------------------------------
   Shares sold - Class C ....................................................................                 NA                 NA
   Shares issued in reinvestment of distributions - Class C .................................                 NA                 NA
   Shares redeemed - Class C ................................................................                 NA                 NA
                                                                                               -------------------------------------
   Net increase (decrease) in shares outstanding - Class C ..................................                 NA                 NA
                                                                                               -------------------------------------
   Shares sold - Administrator Class ........................................................          8,374,565          6,704,839
   Shares issued in reinvestment of distributions - Administrator Class .....................            993,991            512,536
   Shares redeemed - Administrator Class ....................................................         (7,805,613)        (6,122,136)
                                                                                               -------------------------------------
   Net increase (decrease) in shares outstanding - Administrator Class ......................          1,562,943          1,095,239
                                                                                               -------------------------------------
Net increase (decrease) in shares outstanding resulting from capital share transactions .....          1,562,943          1,095,239
                                                                                               -------------------------------------
ENDING BALANCE OF UNDISTRIBUTED NET INVESTMENT INCOME (LOSS) ................................  $       3,402,524  $       2,379,429
                                                                                               =====================================

--------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets    Wells Fargo Advantage Allocation Funds 55


                                                                                                     ASSET ALLOCATION FUND
                                                                                              --------------------------------------
                                                                                                    For the            For the
                                                                                                   Year Ended         Year Ended
                                                                                              September 30, 2007 September 30, 2006
------------------------------------------------------------------------------------------------------------------------------------
SHARES ISSUED AND REDEEMED
   Shares sold - Class A ....................................................................          2,398,133            928,669
   Shares issued in reinvestment of distributions - Class A .................................          1,544,432          1,361,800
   Shares redeemed - Class A ................................................................         (6,000,554)        (7,432,887)
                                                                                               -------------------------------------
   Net increase (decrease) in shares outstanding - Class A ..................................         (2,057,989)        (5,142,418)
                                                                                               -------------------------------------
   Shares sold - Class B ....................................................................            233,137            411,599
   Shares issued in reinvestment of distributions - Class B .................................            244,539            249,052
   Shares redeemed - Class B ................................................................         (4,290,435)        (2,861,894)
                                                                                               -------------------------------------
   Net increase (decrease) in shares outstanding - Class B ..................................         (3,812,759)        (2,201,243)
                                                                                               -------------------------------------
   Shares sold - Class C ....................................................................            118,885            165,069
   Shares issued in reinvestment of distributions - Class C .................................             72,902             64,642
   Shares redeemed - Class C ................................................................           (475,954)          (739,047)
                                                                                               -------------------------------------
   Net increase (decrease) in shares outstanding - Class C ..................................           (284,167)          (509,336)
                                                                                               -------------------------------------
   Shares sold - Administrator Class ........................................................            543,393          6,003,218
   Shares issued in reinvestment of distributions - Administrator Class .....................            140,862             88,898
   Shares redeemed - Administrator Class ....................................................         (2,282,419)        (4,189,819)
                                                                                               -------------------------------------
   Net increase (decrease) in shares outstanding - Administrator Class ......................         (1,598,164)         1,902,297
                                                                                               -------------------------------------
Net increase (decrease) in shares outstanding resulting from capital share transactions .....         (7,753,079)        (5,950,700)
                                                                                               -------------------------------------
ENDING BALANCE OF UNDISTRIBUTED NET INVESTMENT INCOME (LOSS) ................................  $         356,969  $         388,769
                                                                                               =====================================

                                                                                                    CONSERVATIVE ALLOCATION FUND
                                                                                              --------------------------------------
                                                                                                    For the            For the
                                                                                                   Year Ended         Year Ended
                                                                                              September 30, 2007 September 30, 2006
------------------------------------------------------------------------------------------------------------------------------------
SHARES ISSUED AND REDEEMED
   Shares sold - Class A ....................................................................                N/A                N/A
   Shares issued in reinvestment of distributions - Class A .................................                N/A                N/A
   Shares redeemed - Class A ................................................................                N/A                N/A
                                                                                               -------------------------------------
   Net increase (decrease) in shares outstanding - Class A ..................................                N/A                N/A
                                                                                               -------------------------------------
   Shares sold - Class B ....................................................................                N/A                N/A
   Shares issued in reinvestment of distributions - Class B .................................                N/A                N/A
   Shares redeemed - Class B ................................................................                N/A                N/A
                                                                                               -------------------------------------
   Net increase (decrease) in shares outstanding - Class B ..................................                N/A                N/A
                                                                                               -------------------------------------
   Shares sold - Class C ....................................................................                N/A                N/A
   Shares issued in reinvestment of distributions - Class C .................................                N/A                N/A
   Shares redeemed - Class C ................................................................                N/A                N/A
                                                                                               -------------------------------------
   Net increase (decrease) in shares outstanding - Class C ..................................                N/A                N/A
                                                                                               -------------------------------------
   Shares sold - Administrator Class ........................................................         27,791,867         20,200,943
   Shares issued in reinvestment of distributions - Administrator Class .....................          1,293,476          1,201,459
   Shares redeemed - Administrator Class ....................................................        (24,972,535)       (17,643,014)
                                                                                               -------------------------------------
   Net increase (decrease) in shares outstanding - Administrator Class ......................          4,112,808          3,759,388
                                                                                               -------------------------------------
Net increase (decrease) in shares outstanding resulting from capital share transactions .....          4,112,808          3,759,388
                                                                                               -------------------------------------
ENDING BALANCE OF UNDISTRIBUTED NET INVESTMENT INCOME (LOSS) ................................  $      16,668,794  $      12,865,351
                                                                                               =====================================

                                                                                                         GROWTH BALANCED FUND
                                                                                              --------------------------------------
                                                                                                    For the            For the
                                                                                                   Year Ended         Year Ended
                                                                                              September 30, 2007 September 30, 2006
------------------------------------------------------------------------------------------------------------------------------------
SHARES ISSUED AND REDEEMED
   Shares sold - Class A ....................................................................          1,399,849            837,112
   Shares issued in reinvestment of distributions - Class A .................................            136,178            113,711
   Shares redeemed - Class A ................................................................         (1,269,782)          (779,527)
                                                                                               -------------------------------------
   Net increase (decrease) in shares outstanding - Class A ..................................            266,245            171,296
                                                                                               -------------------------------------
   Shares sold - Class B ....................................................................             69,819            110,254
   Shares issued in reinvestment of distributions - Class B .................................            153,383            178,236
   Shares redeemed - Class B ................................................................           (620,154)          (691,541)
                                                                                               -------------------------------------
   Net increase (decrease) in shares outstanding - Class B ..................................           (396,952)          (403,051)
                                                                                               -------------------------------------
   Shares sold - Class C ....................................................................             22,917             44,535
   Shares issued in reinvestment of distributions - Class C .................................             33,491             37,420
   Shares redeemed - Class C ................................................................           (127,664)          (148,544)
                                                                                               -------------------------------------
   Net increase (decrease) in shares outstanding - Class C ..................................            (71,256)           (66,589)
                                                                                               -------------------------------------
   Shares sold - Administrator Class ........................................................          9,692,974         13,617,527
   Shares issued in reinvestment of distributions - Administrator Class .....................          4,767,969          4,480,866
   Shares redeemed - Administrator Class ....................................................        (22,217,329)       (16,217,677)
                                                                                               -------------------------------------
   Net increase (decrease) in shares outstanding - Administrator Class ......................        (7,756,386)          1,880,716
                                                                                               -------------------------------------
Net increase (decrease) in shares outstanding resulting from capital share transactions .....        (7,958,349)          1,582,372
                                                                                               -------------------------------------
ENDING BALANCE OF UNDISTRIBUTED NET INVESTMENT INCOME (LOSS) ................................  $      32,978,433  $      31,267,594
                                                                                               =====================================

56 Wells Fargo Advantage Allocation Funds    Statements of Changes in Net Assets


                                                                                                       MODERATE BALANCED FUND
                                                                                                -----------------------------------
                                                                                                    For the          For the
                                                                                                  Year Ended        Year Ended
                                                                                                 September 30,     September 30,
                                                                                                      2007              2006
-----------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   Beginning Net Assets ....................................................................    $   569,104,796   $    566,653,608

OPERATIONS
   Net investment income (loss) ............................................................         16,537,592         16,849,953
   Net realized gain (loss) on investments .................................................         35,490,880         21,799,470
   Net change in unrealized appreciation (depreciation) of investments .....................          8,810,517         (1,890,661)
                                                                                                -----------------------------------
Net increase (decrease) in net assets resulting from operations ............................         60,838,989         36,758,762
                                                                                                -----------------------------------

DISTRIBUTIONS TO SHAREHOLDERS FROM
   Net investment income
      Class A ..............................................................................           (201,725)          (116,185)
      Class B ..............................................................................            (72,560)           (55,427)
      Class C ..............................................................................            (36,099)           (20,532)
      Administrator Class ..................................................................        (16,487,073)       (14,551,656)
   Net realized gain on sales of investments
      Class A ..............................................................................           (298,489)          (237,619)
      Class B ..............................................................................           (152,456)          (161,257)
      Class C ..............................................................................            (73,756)           (60,393)
      Administrator Class ..................................................................        (24,058,820)       (27,563,965)
                                                                                                -----------------------------------
   Total distributions to shareholders .....................................................        (41,380,978)       (42,767,034)
                                                                                                -----------------------------------

CAPITAL SHARES TRANSACTIONS
   Proceeds from shares sold - Class A .....................................................         10,982,580          4,119,465
   Reinvestment of distributions - Class A .................................................            485,320            346,052
   Cost of shares redeemed - Class A .......................................................         (7,576,233)        (3,563,037)
                                                                                                -----------------------------------
   Net increase (decrease) in net assets resulting from capital share transactions -
     Class A ...............................................................................          3,891,667            902,480
                                                                                                -----------------------------------
   Proceeds from shares sold - Class B .....................................................          1,172,341          1,097,318
   Reinvestment of distributions - Class B .................................................            217,924            193,156
   Cost of shares redeemed - Class B .......................................................         (1,090,707)        (1,095,195)
                                                                                                -----------------------------------
   Net increase (decrease) in net assets resulting from capital share transactions -
     Class B ...............................................................................            299,558            195,279
                                                                                                -----------------------------------
   Proceeds from shares sold - Class C .....................................................            714,219            520,340
   Reinvestment of distributions - Class C .................................................            101,588             78,080
   Cost of shares redeemed - Class C .......................................................           (454,594)          (213,259)
                                                                                                -----------------------------------
   Net increase (decrease) in net assets resulting from capital share transactions -
     Class C ...............................................................................            361,213            385,161
                                                                                                -----------------------------------
   Proceeds from shares sold - Administrator Class .........................................        138,713,131         99,696,680
   Reinvestment of distributions - Administrator Class .....................................         40,286,028         41,717,362
   Cost of shares redeemed - Administrator Class ...........................................       (222,813,272)      (134,437,502)
                                                                                                -----------------------------------
   Net increase (decrease) in net assets resulting from capital share transactions -
     Administrator Class ...................................................................        (43,814,113)         6,976,540
                                                                                                -----------------------------------
Net increase (decrease) in net assets resulting from capital share transactions ............        (39,261,675)         8,459,460
                                                                                                -----------------------------------
NET INCREASE (DECREASE) IN NET ASSETS ......................................................        (19,803,664)         2,451,188
                                                                                                -----------------------------------
ENDING NET ASSETS ..........................................................................    $   549,301,132   $    569,104,796
                                                                                                ===================================

--------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets    Wells Fargo Advantage Allocation Funds 57


                                                                                                      MODERATE BALANCED FUND
                                                                                                -----------------------------------
                                                                                                   For the            For the
                                                                                                  Year Ended        Year Ended
                                                                                                 September 30,      September 30,
                                                                                                     2007              2006
-----------------------------------------------------------------------------------------------------------------------------------
SHARES ISSUED AND REDEEMED
   Shares sold - Class A ...................................................................            493,788            192,171
   Shares issued in reinvestment of distributions - Class A ................................             22,404             16,160
   Shares redeemed - Class A ...............................................................           (339,660)          (166,083)
                                                                                                -----------------------------------
   Net increase (decrease) in shares outstanding - Class A .................................            176,532             42,248
                                                                                                -----------------------------------
   Shares sold - Class B ...................................................................             53,733             51,428
   Shares issued in reinvestment of distributions - Class B ................................             10,132              9,082
   Shares redeemed - Class B ...............................................................            (50,569)           (51,224)
                                                                                                -----------------------------------
   Net increase (decrease) in shares outstanding - Class B .................................             13,296              9,286
                                                                                                -----------------------------------
   Shares sold - Class C ...................................................................             32,792             24,410
   Shares issued in reinvestment of distributions - Class C ................................              4,722              3,670
   Shares redeemed - Class C ...............................................................            (20,792)            (9,956)
                                                                                                -----------------------------------
   Net increase (decrease) in shares outstanding - Class C .................................             16,722             18,124
                                                                                                -----------------------------------
   Shares sold - Administrator Class .......................................................          6,273,852          4,599,287
   Shares issued in reinvestment of distributions - Administrator Class ....................          1,851,139          1,941,386
   Shares redeemed - Administrator Class ...................................................        (10,118,978)        (6,216,990)
                                                                                                -----------------------------------
   Net increase (decrease) in shares outstanding - Administrator Class .....................         (1,993,987)           323,683
                                                                                                -----------------------------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING RESULTING FROM CAPITAL SHARE TRANSACTIONS ....         (1,787,437)           393,341
                                                                                                ===================================
Ending balance of undistributed net investment income (loss) ...............................    $    12,504,077   $     12,723,323
                                                                                                -----------------------------------

58 Wells Fargo Advantage Allocation Funds                   Financial Highlights


                                                    Beginning                    Net Realized    Distributions
                                                    Net Asset        Net        and Unrealized      from Net
                                                    Value Per     Investment      Gain (Loss)      Investment
                                                      Share     Income (Loss)   on Investments       Income
--------------------------------------------------------------------------------------------------------------
AGGRESSIVE ALLOCATION FUND
--------------------------------------------------------------------------------------------------------------
Administrator Class
October 1, 2006 to September 30, 2007 ...........    $ 15.32        0.23             2.39            (0.18)
October 1, 2005 to September 30, 2006 ...........    $ 14.57        0.22             1.08            (0.20)
October 1, 2004 to September 30, 2005 ...........    $ 13.09        0.19             1.45            (0.16)
October 1, 2003 to September 30, 2004 ...........    $ 11.85        0.14             1.26            (0.16)
October 1, 2002 to September 30, 2003 ...........    $  9.91        0.10             2.00            (0.16)

ASSET ALLOCATION FUND
--------------------------------------------------------------------------------------------------------------
Class A
October 1, 2006 to September 30, 2007 ...........    $ 20.94        0.47 6           2.58            (0.47)
October 1, 2005 to September 30, 2006 ...........    $ 19.99        0.44             1.16            (0.43)
October 1, 2004 to September 30, 2005 ...........    $ 18.80        0.40             1.64            (0.41)
October 1, 2003 to September 30, 2004 ...........    $ 17.50        0.36 6           1.57            (0.36)
October 1, 2002 to September 30, 2003 ...........    $ 14.97        0.30             2.53            (0.30)

Class B
October 1, 2006 to September 30, 2007 ...........    $ 12.73        0.19 6           1.57            (0.18)
October 1, 2005 to September 30, 2006 ...........    $ 12.15        0.18             0.70            (0.17)
October 1, 2004 to September 30, 2005 ...........    $ 11.42        0.15             1.00            (0.15)
October 1, 2003 to September 30, 2004 ...........    $ 10.63        0.13 6           0.95            (0.13)
October 1, 2002 to September 30, 2003 ...........    $  9.09        0.10             1.54            (0.10)

Class C
October 1, 2006 to September 30, 2007 ...........    $ 12.75        0.18 6           1.56            (0.18)
October 1, 2005 to September 30, 2006 ...........    $ 12.16        0.17             0.72            (0.17)
October 1, 2004 to September 30, 2005 ...........    $ 11.44        0.17             0.98            (0.16)
October 1, 2003 to September 30, 2004 ...........    $ 10.65        0.13 6           0.95            (0.13)
October 1, 2002 to September 30, 2003 ...........    $  9.11        0.11             1.54            (0.11)

Administrator Class
October 1, 2006 to September 30, 2007 ...........    $ 20.97        0.54 6           2.57            (0.53)
October 1, 2005 to September 30, 2006 ...........    $ 20.02        0.41             1.24            (0.48)
October 1, 2004 to September 30, 2005 ...........    $ 18.82        0.47             1.63            (0.46)
October 1, 2003 to September 30, 2004 ...........    $ 17.53        0.40 6           1.57            (0.41)
October 1, 2002 to September 30, 2003 ...........    $ 14.99        0.33             2.56            (0.35)

CONSERVATIVE ALLOCATION FUND
--------------------------------------------------------------------------------------------------------------
Administrator Class
October 1, 2006 to September 30, 2007 ...........    $ 19.74        0.70             0.84            (0.64)
October 1, 2005 to September 30, 2006 ...........    $ 19.78        0.67             0.30            (0.63)
October 1, 2004 to September 30, 2005 ...........    $ 19.48        0.54             0.40            (0.41)
October 1, 2003 to September 30, 2004 ...........    $ 19.23        0.44             0.46            (0.51)
October 1, 2002 to September 30, 2003 ...........    $ 18.42        0.46             1.00            (0.60)

--------------------------------------------------------------------------------
1 During each period, various fees and expenses were waived and reimbursed as indicated. The ratio of Gross Expenses to Average Net Assets reflects the expense ratio in the absence of any waivers and reimbursements (Note
      3).

2 Total return calculations do not include any sales charges, and would have been lower had certain expenses not been waived or reimbursed during the periods shown. Returns for periods less than one year are not annualized.

3     Commencement of operations.

4 Includes net expenses allocated from the Portfolio(s) in which the Fund invests.

5 Portfolio turnover rate is calculated by aggregating the results of multiplying the Fund's investment percentage in the respective Portfolio by the corresponding Portfolio's portfolio turnover rate.

6     Calculated based upon average shares outstanding.

      The accompanying notes are an integral part of these financial statements.

Financial Highlights                   Wells Fargo Advantage Allocation Funds 59


                                                                       Ending        Ratio to Average Net Assets (Annualized) 1
                                                     Distributions    Net Asset   ------------------------------------------------
                                                       from Net       Value Per   Net Investment      Gross    Expenses      Net
                                                    Realized Gains      Share      Income (Loss)    Expenses    Waived    Expenses
----------------------------------------------------------------------------------------------------------------------------------
AGGRESSIVE ALLOCATION FUND
----------------------------------------------------------------------------------------------------------------------------------
Administrator Class
October 1, 2006 to September 30, 2007 ...........       (0.84)         $ 16.92         1.55%        1.20%       (0.20)%    1.00% 4
October 1, 2005 to September 30, 2006 ...........       (0.35)         $ 15.32         1.55%        1.20% 4     (0.20)%    1.00% 4
October 1, 2004 to September 30, 2005 ...........        0.00          $ 14.57         1.42%        1.12% 4     (0.12)%    1.00% 4
October 1, 2003 to September 30, 2004 ...........        0.00          $ 13.09         1.14%        1.02% 4     (0.02)%    1.00% 4
October 1, 2002 to September 30, 2003 ...........        0.00          $ 11.85         1.20%        1.13% 4     (0.13)%    1.00% 4

ASSET ALLOCATION FUND
----------------------------------------------------------------------------------------------------------------------------------
Class A
October 1, 2006 to September 30, 2007 ...........       (0.40)         $ 23.12         2.12%        1.25%       (0.10)%    1.15%
October 1, 2005 to September 30, 2006 ...........       (0.22)         $ 20.94         2.13%        1.26%       (0.11)%    1.15%
October 1, 2004 to September 30, 2005 ...........       (0.44)         $ 19.99         2.06%        1.23%       (0.08)%    1.15%
October 1, 2003 to September 30, 2004 ...........       (0.27)         $ 18.80         1.90%        1.34%       (0.19)%    1.15%
October 1, 2002 to September 30, 2003 ...........        0.00          $ 17.50         1.80%        1.45%       (0.30)%    1.15%

Class B
October 1, 2006 to September 30, 2007 ...........       (0.24)         $ 14.07         1.36%        2.00%       (0.10)%    1.90%
October 1, 2005 to September 30, 2006 ...........       (0.13)         $ 12.73         1.38%        2.01%       (0.11)%    1.90%
October 1, 2004 to September 30, 2005 ...........       (0.27)         $ 12.15         1.33%        1.98%       (0.08)%    1.90%
October 1, 2003 to September 30, 2004 ...........       (0.16)         $ 11.42         1.15%        2.09%       (0.19)%    1.90%
October 1, 2002 to September 30, 2003 ...........        0.00          $ 10.63         1.05%        2.27%       (0.37)%    1.90%

Class C
October 1, 2006 to September 30, 2007 ...........       (0.24)         $ 14.07         1.37%        2.00%       (0.10)%    1.90%
October 1, 2005 to September 30, 2006 ...........       (0.13)         $ 12.75         1.38%        2.01%       (0.11)%    1.90%
October 1, 2004 to September 30, 2005 ...........       (0.27)         $ 12.16         1.26%        1.98%       (0.08)%    1.90%
October 1, 2003 to September 30, 2004 ...........       (0.16)         $ 11.44         1.15%        2.09%       (0.19)%    1.90%
October 1, 2002 to September 30, 2003 ...........        0.00          $ 10.65         1.05%        2.23%       (0.33)%    1.90%

Administrator Class
October 1, 2006 to September 30, 2007 ...........       (0.40)         $ 23.15         2.35%        1.07%       (0.17)%    0.90%
October 1, 2005 to September 30, 2006 ...........       (0.22)         $ 20.97         2.39%        1.08%       (0.18)%    0.90%
October 1, 2004 to September 30, 2005 ...........       (0.44)         $ 20.02         2.31%        1.00%       (0.10)%    0.90%
October 1, 2003 to September 30, 2004 ...........       (0.27)         $ 18.82         2.16%        1.10%       (0.20)%    0.90%
October 1, 2002 to September 30, 2003 ...........        0.00          $ 17.53         2.04%        1.22%       (0.31)%    0.91%

CONSERVATIVE ALLOCATION FUND
----------------------------------------------------------------------------------------------------------------------------------
Administrator Class
October 1, 2006 to September 30, 2007 ...........       (0.29)         $ 20.35         3.75%        1.05%       (0.20)%    0.85% 4
October 1, 2005 to September 30, 2006 ...........       (0.38)         $ 19.74         3.69%        1.04% 4     (0.19)%    0.85% 4
October 1, 2004 to September 30, 2005 ...........       (0.23)         $ 19.78         2.78%        1.01% 4     (0.16)%    0.85% 4
October 1, 2003 to September 30, 2004 ...........       (0.14)         $ 19.48         2.32%        0.90% 4     (0.05)%    0.85% 4
October 1, 2002 to September 30, 2003 ...........       (0.05)         $ 19.23         2.78%        0.97% 4     (0.15)%    0.82% 4

                                                                Portfolio    Net Assets at
                                                      Total      Turnover    End of Period
                                                     Return 2      Rate     (000's omitted)
-------------------------------------------------------------------------------------------
AGGRESSIVE ALLOCATION FUND
-------------------------------------------------------------------------------------------
Administrator Class
October 1, 2006 to September 30, 2007 ...........     17.79%       58% 5       $ 273,273
October 1, 2005 to September 30, 2006 ...........      9.14%       61% 5       $ 223,488
October 1, 2004 to September 30, 2005 ...........     12.61%       64% 5       $ 196,484
October 1, 2003 to September 30, 2004 ...........     11.82%       42% 5       $ 170,383
October 1, 2002 to September 30, 2003 ...........     21.36%       43% 5       $ 131,760

ASSET ALLOCATION FUND
-------------------------------------------------------------------------------------------
Class A
October 1, 2006 to September 30, 2007 ...........     14.83%       16%         $ 914,716
October 1, 2005 to September 30, 2006 ...........      8.13%       11%         $ 871,848
October 1, 2004 to September 30, 2005 ...........     11.03%        6%         $ 934,783
October 1, 2003 to September 30, 2004 ...........     11.12%        4%         $ 864,857
October 1, 2002 to September 30, 2003 ...........     19.04%       15%         $ 838,683

Class B
October 1, 2006 to September 30, 2007 ...........     14.03%       16%         $  85,203
October 1, 2005 to September 30, 2006 ...........      7.33%       11%         $ 125,661
October 1, 2004 to September 30, 2005 ...........     10.19%        6%         $ 146,644
October 1, 2003 to September 30, 2004 ...........     10.24%        4%         $ 208,029
October 1, 2002 to September 30, 2003 ...........     18.10%       15%         $ 280,220

Class C
October 1, 2006 to September 30, 2007 ...........     13.91%       16%         $  36,028
October 1, 2005 to September 30, 2006 ...........      7.42%       11%         $  36,261
October 1, 2004 to September 30, 2005 ...........     10.15%        6%         $  40,795
October 1, 2003 to September 30, 2004 ...........     10.25%        4%         $  25,268
October 1, 2002 to September 30, 2003 ...........     18.14%       15%         $  27,345

Administrator Class
October 1, 2006 to September 30, 2007 ...........     15.10%       16%         $  49,620
October 1, 2005 to September 30, 2006 ...........      8.43%       11%         $  78,458
October 1, 2004 to September 30, 2005 ...........     11.35%        6%         $  36,815
October 1, 2003 to September 30, 2004 ...........     11.33%        4%         $  37,794
October 1, 2002 to September 30, 2003 ...........     19.38%       15%         $  18,214

CONSERVATIVE ALLOCATION FUND
------------------------------------------------------------------------------------------
Administrator Class
October 1, 2006 to September 30, 2007 ...........      8.05%       91% 5       $ 615,216
October 1, 2005 to September 30, 2006 ...........      5.14%      106% 5       $ 515,658
October 1, 2004 to September 30, 2005 ...........      4.91%      102% 5       $ 442,285
October 1, 2003 to September 30, 2004 ...........      4.74%       72% 5       $ 412,341
October 1, 2002 to September 30, 2003 ...........      8.17%       73% 5       $ 381,254

60 Wells Fargo Advantage Allocation Funds                   Financial Highlights


                                                                         Beginning                    Net Realized    Distributions
                                                                         Net Asset        Net        and Unrealized      from Net
                                                                         Value Per    Investment       Gain (Loss)      Investment
                                                                           Share     Income (Loss)   on Investments       Income
-----------------------------------------------------------------------------------------------------------------------------------
GROWTH BALANCED FUND
-----------------------------------------------------------------------------------------------------------------------------------
Class A
October 1, 2006 to September 30, 2007 ................................    $  33.51       0.61             4.40            (0.53)
October 1, 2005 to September 30, 2006 ................................    $  33.09       0.60             1.98            (0.45)
October 1, 2004 to September 30, 2005 ................................    $  30.51       0.52             2.68            (0.41)
October 1, 2003 to September 30, 2004 ................................    $  28.27       0.41 6           2.41            (0.58)
October 1, 2002 to September 30, 2003 ................................    $  24.27       0.34             4.05            (0.39)

Class B
October 1, 2006 to September 30, 2007 ................................    $  30.29       0.33             3.95            (0.28)
October 1, 2005 to September 30, 2006 ................................    $  30.12       0.30             1.81            (0.23)
October 1, 2004 to September 30, 2005 ................................    $  27.83       0.23             2.47            (0.20)
October 1, 2003 to September 30, 2004 ................................    $  25.89       0.16 6           2.22            (0.44)
October 1, 2002 to September 30, 2003 ................................    $  22.22       0.16             3.68            (0.17)

Class C
October 1, 2006 to September 30, 2007 ................................    $  30.37       0.33             3.97            (0.29)
October 1, 2005 to September 30, 2006 ................................    $  30.19       0.32             1.80            (0.23)
October 1, 2004 to September 30, 2005 ................................    $  27.81       0.21             2.50            (0.12)
October 1, 2003 to September 30, 2004 ................................    $  25.88       0.16 6           2.21            (0.44)
October 1, 2002 to September 30, 2003 ................................    $  22.22       0.15             3.69            (0.18)

Administrator Class
October 1, 2006 to September 30, 2007 ................................    $  30.98       0.70             3.99            (0.60)
October 1, 2005 to September 30, 2006 ................................    $  30.76       0.62             1.85            (0.54)
October 1, 2004 to September 30, 2005 ................................    $  28.41       0.56             2.50            (0.50)
October 1, 2003 to September 30, 2004 ................................    $  26.34       0.45 6           2.25            (0.63)
October 1, 2002 to September 30, 2003 ................................    $  22.65       0.35             3.80            (0.46)

MODERATE BALANCED FUND
-----------------------------------------------------------------------------------------------------------------------------------
Class A
October 1, 2006 to September 30, 2007 ................................    $  21.97       0.65 6           1.73            (0.61)
October 1, 2005 to September 30, 2006 ................................    $  22.23       0.60             0.75            (0.51)
October 1, 2004 to September 30, 2005 ................................    $  21.72       0.43             1.13            (0.40)
January 30, 2004 3 to September 30, 2004 .............................    $  21.79       0.13            (0.20)            0.00

Class B
October 1, 2006 to September 30, 2007 ................................    $  21.76       0.47 6           1.72            (0.44)
October 1, 2005 to September 30, 2006 ................................    $  22.04       0.42             0.76            (0.36)
October 1, 2004 to September 30, 2005 ................................    $  21.62       0.31             1.08            (0.32)
January 30, 2004 3 to September 30, 2004 .............................    $  21.79       0.06            (0.23)            0.00

Class C
October 1, 2006 to September 30, 2007 ................................    $  21.77       0.47 6           1.72            (0.46)
October 1, 2005 to September 30, 2006 ................................    $  22.05       0.43             0.75            (0.36)
October 1, 2004 to September 30, 2005 ................................    $  21.62       0.31             1.08            (0.31)
January 30, 2004 3 to September 30, 2004 .............................    $  21.79       0.08            (0.25)            0.00

Administrator Class
October 1, 2006 to September 30, 2007 ................................    $  22.08       0.67 6           1.77            (0.64)
October 1, 2005 to September 30, 2006 ................................    $  22.32       0.64             0.78            (0.56)
October 1, 2004 to September 30, 2005 ................................    $  21.76       0.52             1.10            (0.41)
October 1, 2003 to September 30, 2004 ................................    $  21.09       0.42             1.10            (0.64)
October 1, 2002 to September 30, 2003 ................................    $  19.47       0.44             2.02            (0.64)

--------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

Financial Highlights                   Wells Fargo Advantage Allocation Funds 61


                                                                         Ending      Ratio to Average Net Assets (Annualized) 1
                                                        Distributions   Net Asset   -----------------------------------------------
                                                          from Net      Value Per   Net Investment    Gross     Expenses      Net
                                                       Realized Gains     Share      Income (Loss)   Expenses    Waived    Expenses
-----------------------------------------------------------------------------------------------------------------------------------
GROWTH BALANCED FUND
-----------------------------------------------------------------------------------------------------------------------------------
Class A
October 1, 2006 to September 30, 2007 ..............        (1.78)       $ 36.21         1.89%        1.32%      (0.12)%    1.20% 4
October 1, 2005 to September 30, 2006 ..............        (1.71)       $ 33.51         1.89%        1.30% 4    (0.10)%    1.20% 4
October 1, 2004 to September 30, 2005 ..............        (0.21)       $ 33.09         1.59%        1.33% 4    (0.13)%    1.20% 4
October 1, 2003 to September 30, 2004 ..............         0.00        $ 30.51         1.33%        1.28% 4    (0.08)%    1.20% 4
October 1, 2002 to September 30, 2003 ..............         0.00        $ 28.27         1.43%        1.48% 4    (0.28)%    1.20% 4

Class B
October 1, 2006 to September 30, 2007 ..............        (1.78)       $ 32.51         1.12%        2.06%      (0.11)%    1.95% 4
October 1, 2005 to September 30, 2006 ..............        (1.71)       $ 30.29         1.12%        2.05% 4    (0.10)%    1.95% 4
October 1, 2004 to September 30, 2005 ..............        (0.21)       $ 30.12         0.84%        2.08% 4    (0.13)%    1.95% 4
October 1, 2003 to September 30, 2004 ..............         0.00        $ 27.83         0.58%        2.02% 4    (0.07)%    1.95% 4
October 1, 2002 to September 30, 2003 ..............         0.00        $ 25.89         0.69%        2.57% 4    (0.62)%    1.95% 4

Class C
October 1, 2006 to September 30, 2007 ..............        (1.78)       $ 32.60         1.12%        2.06%      (0.11)%    1.95% 4
October 1, 2005 to September 30, 2006 ..............        (1.71)       $ 30.37         1.12%        2.05% 4    (0.10)%    1.95% 4
October 1, 2004 to September 30, 2005 ..............        (0.21)       $ 30.19         0.84%        2.08% 4    (0.13)%    1.95% 4
October 1, 2003 to September 30, 2004 ..............         0.00        $ 27.81         0.58%        2.02% 4    (0.07)%    1.95% 4
October 1, 2002 to September 30, 2003 ..............         0.00        $ 25.88         0.69%        2.57% 4    (0.62)%    1.95% 4

Administrator Class
October 1, 2006 to September 30, 2007 ..............        (1.78)       $ 33.29         2.12%        1.14%      (0.19)%    0.95% 4
October 1, 2005 to September 30, 2006 ..............        (1.71)       $ 30.98         2.13%        1.12% 4    (0.17)%    0.95% 4
October 1, 2004 to September 30, 2005 ..............        (0.21)       $ 30.76         1.84%        1.07% 4    (0.12)%    0.95% 4
October 1, 2003 to September 30, 2004 ..............         0.00        $ 28.41         1.59%        0.95% 4    (0.01)%    0.94% 4
October 1, 2002 to September 30, 2003 ..............         0.00        $ 26.34         1.69%        1.05% 4    (0.11)%    0.94% 4

MODERATE BALANCED FUND
-----------------------------------------------------------------------------------------------------------------------------------
Class A
October 1, 2006 to September 30, 2007 ..............        (0.98)       $ 22.76         2.80%        1.28%      (0.13)%    1.15% 4
October 1, 2005 to September 30, 2006 ..............        (1.10)       $ 21.97         2.75%        1.27% 4    (0.12)%    1.15% 4
October 1, 2004 to September 30, 2005 ..............        (0.65)       $ 22.23         2.11%        1.30% 4    (0.15)%    1.15% 4
January 30, 2004 3 to September 30, 2004 ...........         0.00        $ 21.72         1.14%        1.27% 4    (0.12)%    1.15% 4

Class B
October 1, 2006 to September 30, 2007 ..............        (0.98)       $ 22.53         2.01%        2.03%      (0.13)%    1.90% 4
October 1, 2005 to September 30, 2006 ..............        (1.10)       $ 21.76         1.99%        2.02% 4    (0.12)%    1.90% 4
October 1, 2004 to September 30, 2005 ..............        (0.65)       $ 22.04         1.35%        2.05% 4    (0.15)%    1.90% 4
January 30, 2004 3 to September 30, 2004 ...........         0.00        $ 21.62         0.65%        2.02% 4    (0.12)%    1.90% 4

Class C
October 1, 2006 to September 30, 2007 ..............        (0.98)       $ 22.52         2.03%        2.03%      (0.13)%    1.90% 4
October 1, 2005 to September 30, 2006 ..............        (1.10)       $ 21.77         2.00%        2.02% 4    (0.12)%    1.90% 4
October 1, 2004 to September 30, 2005 ..............        (0.65)       $ 22.05         1.35%        2.05% 4    (0.15)%    1.90% 4
January 30, 2004 3 to September 30, 2004 ...........         0.00        $ 21.62         0.65%        2.01% 4    (0.11)%    1.90% 4

Administrator Class
October 1, 2006 to September 30, 2007 ..............        (0.98)       $ 22.90         3.00%        1.10%      (0.20)%    0.90% 4
October 1, 2005 to September 30, 2006 ..............        (1.10)       $ 22.08         2.98%        1.09% 4    (0.19)%    0.90% 4
October 1, 2004 to September 30, 2005 ..............        (0.65)       $ 22.32         2.34%        1.04% 4    (0.14)%    0.90% 4
October 1, 2003 to September 30, 2004 ..............        (0.21)       $ 21.76         1.97%        0.92% 4    (0.02)%    0.90% 4
October 1, 2002 to September 30, 2003 ..............        (0.20)       $ 21.09         2.25%        1.03% 4    (0.14)%    0.89% 4

                                                                                    Portfolio    Net Assets at
                                                                          Total      Turnover    End of Period
                                                                         Return 2      Rate     (000's omitted)
---------------------------------------------------------------------------------------------------------------
GROWTH BALANCED FUND
---------------------------------------------------------------------------------------------------------------
Class A
October 1, 2006 to September 30, 2007 ................................    15.55%      75% 5       $    79,411
October 1, 2005 to September 30, 2006 ................................     8.13%      80% 5       $    64,560
October 1, 2004 to September 30, 2005 ................................    10.58%      80% 5       $    58,091
October 1, 2003 to September 30, 2004 ................................    10.02%      51% 5       $    56,566
October 1, 2002 to September 30, 2003 ................................    18.25%      53% 5       $    43,509

Class B
October 1, 2006 to September 30, 2007 ................................    14.69%      75% 5       $    66,097
October 1, 2005 to September 30, 2006 ................................     7.30%      80% 5       $    73,602
October 1, 2004 to September 30, 2005 ................................     9.76%      80% 5       $    85,327
October 1, 2003 to September 30, 2004 ................................     9.17%      51% 5       $    89,783
October 1, 2002 to September 30, 2003 ................................    17.40%      53% 5       $    81,511

Class C
October 1, 2006 to September 30, 2007 ................................    14.72%      75% 5       $    15,226
October 1, 2005 to September 30, 2006 ................................     7.29%      80% 5       $    16,351
October 1, 2004 to September 30, 2005 ................................     9.79%      80% 5       $    18,262
October 1, 2003 to September 30, 2004 ................................     9.18%      51% 5       $    20,799
October 1, 2002 to September 30, 2003 ................................    17.35%      53% 5       $    24,958

Administrator Class
October 1, 2006 to September 30, 2007 ................................    15.84%      75% 5       $ 1,804,249
October 1, 2005 to September 30, 2006 ................................     8.40%      80% 5       $ 1,919,297
October 1, 2004 to September 30, 2005 ................................    10.87%      80% 5       $ 1,848,078
October 1, 2003 to September 30, 2004 ................................    10.31%      51% 5       $ 1,738,782
October 1, 2002 to September 30, 2003 ................................    18.53%      53% 5       $ 1,415,216

MODERATE BALANCED FUND
---------------------------------------------------------------------------------------------------------------
Class A
October 1, 2006 to September 30, 2007 ................................    11.33%      82% 5       $     9,839
October 1, 2005 to September 30, 2006 ................................     6.39%      93% 5       $     5,618
October 1, 2004 to September 30, 2005 ................................     7.32%      91% 5       $     4,745
January 30, 2004 3 to September 30, 2004 .............................    (0.32)%     62% 5       $     2,576

Class B
October 1, 2006 to September 30, 2007 ................................    10.49%      82% 5       $     3,699
October 1, 2005 to September 30, 2006 ................................     5.60%      93% 5       $     3,283
October 1, 2004 to September 30, 2005 ................................     6.50%      91% 5       $     3,121
January 30, 2004 3 to September 30, 2004 .............................    (0.78)%     62% 5       $     2,304

Class C
October 1, 2006 to September 30, 2007 ................................    10.49%      82% 5       $     2,034
October 1, 2005 to September 30, 2006 ................................     5.58%      93% 5       $     1,602
October 1, 2004 to September 30, 2005 ................................     6.50%      91% 5       $     1,223
January 30, 2004 3 to September 30, 2004 .............................    (0.78)%     62% 5       $       693

Administrator Class
October 1, 2006 to September 30, 2007 ................................    11.59%      82% 5       $   533,729
October 1, 2005 to September 30, 2006 ................................     6.68%      93% 5       $   558,601
October 1, 2004 to September 30, 2005 ................................     7.57%      91% 5       $   557,564
October 1, 2003 to September 30, 2004 ................................     7.28%      62% 5       $   544,698
October 1, 2002 to September 30, 2003 ................................    12.99%      64% 5       $   512,460

62 Wells Fargo Advantage Allocation Funds          Notes to Financial Statements


1. ORGANIZATION

Wells Fargo Funds Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. The Trust commenced operations on November 8, 1999, and at September 30, 2007, was comprised of 114 separate series (each, a "Fund", collectively, the "Funds"). These financial statements present the Aggressive Allocation Fund, Asset Allocation Fund, Conservative Allocation Fund, Growth Balanced Fund and Moderate Balanced Fund. These Funds are each a diversified series of the Trust.

The separate classes of shares offered by each Fund differ principally in applicable sales charges and distribution, shareholder servicing and administration fees. Shareholders of each class bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of a Fund, earn income from the portfolio, and are allocated unrealized gains and losses pro rata based on the average daily net assets of each class, without distinction between share classes. Dividends are determined separately for each class based on income and expenses allocable to each class. Realized gains and losses are allocated to each class pro rata based upon the net assets of each class on the date realized. Differences in per share dividend rates generally result from the relative weightings of pro rata income and realized gain allocations and from differences in separate class expenses, including distribution, shareholder servicing, and administration fees.

The Aggressive Allocation Fund, Conservative Allocation Fund, Growth Balanced Fund, and Moderate Balanced Fund each seeks to achieve its investment objective by investing substantially all investable assets in one or more separate diversified portfolios (each, a "Master Portfolio", collectively, the "Master Portfolios") of Wells Fargo Master Trust, a registered open-end management investment company. Each Master Portfolio directly acquires portfolio securities, and a Fund investing in a Master Portfolio acquires an indirect interest in those securities. Each Fund accounts for its investment in the Master Portfolios as partnership investments and records daily its share of the Master Portfolio's income, expenses, and realized and unrealized gains and losses. The financial statements of the Master Portfolios with a fiscal year-end of September 30, 2007 are in this report and should be read in conjunction with each Fund's financial statements. The ownership percentages of each Master Portfolio by the Aggressive Allocation Fund, Conservative Allocation Fund, Growth Balanced Fund and Moderate Balanced Fund at September 30, 2007 are as follows:

--------------------------------------------------------------------------------------------------------------------
                                                     Aggressive      Conservative        Growth          Moderate
                                                  Allocation Fund   Allocation Fund   Balanced Fund   Balanced Fund
--------------------------------------------------------------------------------------------------------------------
C&B LARGE CAP VALUE PORTFOLIO                            1%               1%                9%              1%
--------------------------------------------------------------------------------------------------------------------
DISCIPLINED GROWTH PORTFOLIO                             6%               3%               35%              6%
--------------------------------------------------------------------------------------------------------------------
EMERGING GROWTH PORTFOLIO                                2%               1%                9%              2%
--------------------------------------------------------------------------------------------------------------------
EQUITY INCOME PORTFOLIO                                  3%               2%               16%              3%
--------------------------------------------------------------------------------------------------------------------
EQUITY VALUE PORTFOLIO                                   3%               2%               17%              3%
--------------------------------------------------------------------------------------------------------------------
INDEX PORTFOLIO                                          2%               1%               11%              2%
--------------------------------------------------------------------------------------------------------------------
INFLATION PROTECTED BOND PORTFOLIO                       3%              18%               37%             13%
--------------------------------------------------------------------------------------------------------------------
INTERNATIONAL CORE PORTFOLIO                             5%               3%               31%              5%
--------------------------------------------------------------------------------------------------------------------
INTERNATIONAL GROWTH PORTFOLIO                           3%               2%               16%              3%
--------------------------------------------------------------------------------------------------------------------
INTERNATIONAL INDEX PORTFOLIO                            5%               3%               31%              5%
--------------------------------------------------------------------------------------------------------------------
INTERNATIONAL VALUE PORTFOLIO                            2%               1%               11%              2%
--------------------------------------------------------------------------------------------------------------------
LARGE CAP APPRECIATION PORTFOLIO                         3%               2%               18%              3%
--------------------------------------------------------------------------------------------------------------------
LARGE COMPANY GROWTH PORTFOLIO                           1%               1%                8%              1%
--------------------------------------------------------------------------------------------------------------------
MANAGED FIXED INCOME PORTFOLIO                           4%              24%               49%             18%
--------------------------------------------------------------------------------------------------------------------
SMALL CAP INDEX PORTFOLIO                                2%               1%               10%              2%
--------------------------------------------------------------------------------------------------------------------
SMALL COMPANY GROWTH PORTFOLIO                           1%               0%                4%              1%
--------------------------------------------------------------------------------------------------------------------
SMALL COMPANY VALUE PORTFOLIO                            0%               0%                1%              0%
--------------------------------------------------------------------------------------------------------------------

Notes to Financial Statements          Wells Fargo Advantage Allocation Funds 63


--------------------------------------------------------------------------------------------------------------------
                                                     Aggressive      Conservative        Growth          Moderate
                                                  Allocation Fund   Allocation Fund   Balanced Fund   Balanced Fund
--------------------------------------------------------------------------------------------------------------------
STABLE INCOME PORTFOLIO                                  0%              25%                0%             13%
--------------------------------------------------------------------------------------------------------------------
STRATEGIC SMALL CAP VALUE PORTFOLIO                      2%               1%               10%              2%
--------------------------------------------------------------------------------------------------------------------
TOTAL RETURN BOND PORTFOLIO                              1%               4%                7%              3%
--------------------------------------------------------------------------------------------------------------------

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Trust, are in conformity with accounting principles generally accepted in the United States of America ("GAAP") for investment companies.

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Under the Trust's organizational documents, their officers and directors are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust's maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

SECURITY VALUATION

Investments in securities are valued each business day as of the close of regular trading on the New York Stock Exchange, which is usually 4:00 p.m. (Eastern Time). Securities which are traded on a national or foreign securities exchange are valued at the last reported sales price. Securities listed on The NASDAQ Stock Market, Inc. are valued at the NASDAQ Official Closing Price ("NOCP"), and if no NOCP is available, then at the last reported sales price ("NASDAQ"). If no sales price is shown on the NASDAQ, the bid price will be used. In the absence of any sale of such securities listed on the NASDAQ, and in the case of other securities, including U.S. Government obligations, but excluding debt securities maturing in 60 days or less, the price will be deemed "stale" and the valuations will be determined in accordance with the Funds' Fair Valuation Procedures.

Certain fixed income securities with maturities exceeding 60 days are valued by using a pricing service approved by the Trust's Board of Trustees. The service uses market prices as quoted by an independent pricing service or by dealers in these securities when, in the service's judgment, these prices are readily available and are representative of the securities' market values. For some securities, such prices are not readily available. These securities will generally be fair valued using methods which may include consideration of yields or prices of securities of comparable quality, coupon rate, maturity and type of issue, indications as to values from dealers in securities, trading characteristics, and general market conditions.

Debt securities maturing in 60 days or less generally are valued at amortized cost. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity, which approximates market value.

Investments in the Master Portfolios are valued daily based upon each Fund's proportionate share of each Master Portfolio's net assets, which are also valued daily. Securities held in the Master Portfolios are valued as discussed in the Notes to Financial Statements of the Master Portfolios, which are included elsewhere in this report.

Investments which are not valued using any of the methods discussed above are valued at their fair value as determined by procedures established in good faith and approved by the Board of Trustees.

64 Wells Fargo Advantage Allocation Funds          Notes to Financial Statements


SECURITY TRANSACTIONS AND INCOME RECOGNITION

Securities transactions are recorded on a trade date basis. Realized gains or losses are reported on the basis of identified cost of securities delivered. Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily using the interest method.

Dividend income is recognized on the ex-dividend date, except for certain dividends from foreign securities, which are recorded as soon as the Fund is informed of the ex-dividend date. Dividend income from foreign securities is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

FUTURES CONTRACTS

The Funds may purchase futures contracts to gain exposure to market changes, which may be more efficient or cost effective than actually buying the securities. A futures contract is an agreement between parties to buy or sell a security at a set price on a future date. Upon entering into such a contract, a Fund is required to pledge to the broker an amount of cash, U.S. Government obligations or other high-quality debt securities equal to the minimum "initial margin" requirements of the exchange on which the futures contract is traded. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Pursuant to regulations and/or published positions of the Securities and Exchange Commission (the "SEC") for long futures positions, the Fund is required to segregate highly liquid securities as permitted by the SEC in connection with futures transactions in an amount generally equal to the value of the underlying contracts. Risks of entering into futures contracts include the possibility that there may be an illiquid market and that a change in the value of the contract may not correlate with changes in the value of the underlying securities. At September 30, 2007, the following Funds held futures contracts:

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     Net Unrealized
                                                                                                       Notional       Appreciation/
FUND                                              Contracts          Type         Expiration Date       Amount       (Depreciation)
------------------------------------------------------------------------------------------------------------------------------------
AGGRESSIVE ALLOCATION FUND                        104 Long      S&P 500 Index      December 2007    $  38,721,800     $ 1,268,800
                                                  367 Short    US Treasury Bond    December 2007       40,878,716          15,560
------------------------------------------------------------------------------------------------------------------------------------
ASSET ALLOCATION FUND                             444 Long      S&P 500 Index      December 2007      165,296,608       5,432,503
                                                   85 Long     US Treasury Bond    December 2007        9,467,750          (3,531)
                                                 1,468 Short   US Treasury Bond    December 2007      163,527,444          74,819
------------------------------------------------------------------------------------------------------------------------------------
CONSERVATIVE ALLOCATION FUND                       81 Long      S&P 500 Index      December 2007       30,158,325         988,200
                                                  276 Short    US Treasury Bond    December 2007       30,754,210          23,335
------------------------------------------------------------------------------------------------------------------------------------
GROWTH BALANCED FUND                              769 Long      S&P 500 Index      December 2007      286,428,425       9,271,300
                                                 2,653 Short   US Treasury Bond    December 2007      295,540,035         145,066
------------------------------------------------------------------------------------------------------------------------------------
MODERATED BALANCED FUND                           142 Long      S&P 500 Index      December 2007       52,870,150       1,732,400
                                                  494 Short    US Treasury Bond    December 2007       55,038,830          35,017
------------------------------------------------------------------------------------------------------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS

Net investment income, if any, is declared and distributed to shareholders annually, with the exception of the Asset Allocation Fund, for which net investment income, if any, is declared and distributed to shareholders quarterly. Distributions to shareholders from net realized capital gains, if any, are declared and distributed at least annually.

For federal income tax purposes, a Fund may designate as capital gains distributions the earnings and profits distributed to shareholders on the redemption of fund shares during the year.

Notes to Financial Statements          Wells Fargo Advantage Allocation Funds 65


Distributions are based on amounts calculated in accordance with the applicable federal income tax regulations, which may differ from GAAP. The timing and character of distributions made during the period from net investment income or net realized gains may also differ from their ultimate characterization for federal income tax purposes. To the extent that these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment. Temporary differences do not require reclassifications.

At September 30, 2007, as a result of permanent book-to-tax differences, the following reclassification adjustments were made on the Statements of Assets and
Liabilities:

---------------------------------------------------------------------------------------------------------
                                              Undistributed Net    Undistributed Net
Fund                                          Investment Income   Realized Gain (Loss)   Paid-In Capital
---------------------------------------------------------------------------------------------------------
AGGRESSIVE ALLOCATION FUND                       $    4,085            $  (4,105)            $    20
ASSET ALLOCATION FUND                              (124,479)             124,479                   0
CONSERVATIVE ALLOCATION FUND                         75,188              (75,237)                 49
GROWTH BALANCED FUND                                  6,426               (8,500)              2,074
MODERATE BALANCED FUND                               40,619              (41,062)                443
---------------------------------------------------------------------------------------------------------

FEDERAL INCOME TAXES

Each Fund is treated as a separate entity for federal income tax purposes. It is the policy of each Fund of the Trust to continue to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code (the "Code"), and to make distributions of substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required at September 30, 2007.

SECURITY LOANS

The Funds may loan securities in return for securities, irrevocable letters of credit or cash collateral, which is invested in various short-term fixed income securities. A Fund may receive compensation for lending securities in the form of fees or by retaining a portion of interest on the investment securities or cash received as collateral. A Fund also continues to receive interest or dividends on the securities loaned. Security loans are secured at all times by collateral. The collateral is equal to at least 102% of the market value of the securities loaned plus accrued interest when the transaction is entered into. The collateral supporting loans of domestic and foreign equity securities and corporate bonds are remarked daily while collateral supporting loans of U.S. Government securities are remarked back to 102% only if the given collateral falls below 100% of the market value of the securities loans plus any accrued interest. Gain or loss in the market price of the securities loaned that may occur during the term of the loan are reflected in the value of the Fund. The risks from securities lending are that the borrower may not provide additional collateral when required or return the securities when due or when called for by the Fund. Wells Fargo Bank, N.A., the Funds' custodian, acts as the securities lending agent for the Funds and receives for its services 25% of the revenues earned on the securities lending activities (reduced from 30% effective September 1, 2007) and incurs all expenses. The value of the securities on loan and the value of the related collateral at September 30, 2007, are shown on the Statements of Assets and Liabilities.

3. EXPENSES

ADVISORY FEES

The Trust has entered into an advisory contract with Wells Fargo Funds Management, LLC ("Funds Management"). Funds Management is responsible for implementing investment policies and guidelines and for supervising the subadviser, who is responsible for day-to-day portfolio management.

Pursuant to the contract, Funds Management is entitled to receive an advisory fee for its services as adviser. Funds Management may retain the services of certain investment subadvisers to provide daily portfolio management. The fees related to subadvisory services are borne directly by the adviser and do not increase the overall fees paid by a Fund to

66 Wells Fargo Advantage Allocation Funds          Notes to Financial Statements


the adviser. Funds Management and the investment subadviser(s) are entitled to be paid a monthly fee at the following annual rates:

------------------------------------------------------------------------------------------------------------------------------------
                                                                    Advisory                                           Subadvisory
                                                                   Fees (% of                                          Fees (% of
                                              Average Daily      Average Daily                     Average Daily      Average Daily
FUND                                            Net Assets        Net Assets)      Subadviser        Net Assets        Net Assets)
------------------------------------------------------------------------------------------------------------------------------------
AGGRESSIVE ALLOCATION FUND                   All asset levels        0.250       Wells Capital   First $250 million       0.100
                                                                                    Management    Over $250 million       0.050
------------------------------------------------------------------------------------------------------------------------------------
ASSET ALLOCATION FUND                      First $500 million        0.650       Wells Capital   First $100 million       0.150
                                            Next $500 million        0.600          Management    Next $100 million       0.125
                                              Next $2 billion        0.550                        Over $200 million       0.100
                                              Next $2 billion        0.525
                                              Over $5 billion        0.500
------------------------------------------------------------------------------------------------------------------------------------
CONSERVATIVE ALLOCATION FUND                 All asset levels        0.250       Wells Capital   First $250 million       0.100
                                                                                    Management    Over $250 million       0.050
------------------------------------------------------------------------------------------------------------------------------------
GROWTH BALANCED FUND                         All asset levels        0.250       Wells Capital   First $250 million       0.100
                                                                                    Management    Over $250 million       0.050
------------------------------------------------------------------------------------------------------------------------------------
Moderate Balanced Fund                       All asset levels        0.250       Wells Capital   First $250 million       0.100
                                                                                    Management    Over $250 million       0.050
------------------------------------------------------------------------------------------------------------------------------------

For each Fund that is invested in multiple Master Portfolios, Funds Management is entitled to receive an investment advisory fee of 0.25% of each Fund's average daily net assets for providing advisory services, including the determination of the asset allocations of each Fund's investments in the various Master Portfolios.

ADMINISTRATION AND TRANSFER AGENT FEES

The Trust has entered into an Administration Agreement with Funds Management. Under this Agreement, for providing administrative services, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers, Funds Management is entitled to receive the following annual fees:

---------------------------------------------------------------------------------------------------------
                                                                                     Administration Fees
                                                                   Average Daily        (% of Average
                                                                     Net Assets       Daily Net Assets)
---------------------------------------------------------------------------------------------------------
Fund Level                                                        First $5 billion          0.05
                                                                   Next $5 billion          0.04
                                                                  Over $10 billion          0.03
---------------------------------------------------------------------------------------------------------
Class A                                                           All asset levels          0.28
---------------------------------------------------------------------------------------------------------
Class B                                                           All asset levels          0.28
---------------------------------------------------------------------------------------------------------
Class C                                                           All asset levels          0.28
---------------------------------------------------------------------------------------------------------
Administrator Class                                               All asset levels          0.10
---------------------------------------------------------------------------------------------------------

The Trust has entered into an agreement with Boston Financial Data Services ("BFDS") as the transfer agent for the Trust. BFDS is entitled to receive fees from the administrator for its services as transfer agent.

CUSTODY FEES

The Trust has entered into a contract with Wells Fargo Bank, N.A. ("WFB"), whereby WFB is responsible for providing custody services. Pursuant to the contract, WFB is entitled to a monthly fee for custody services at the following annual rates:

---------------------------------------------------------------------------------------------------------
                                                                                         % of Average
FUND                                                                                   Daily Net Assets
---------------------------------------------------------------------------------------------------------
ASSET ALLOCATION FUND                                                                       0.02
---------------------------------------------------------------------------------------------------------

WFB does not receive a custodial fee for any Fund that invests its assets solely in one or more Master Portfolios or other investment companies.

Notes to Financial Statements          Wells Fargo Advantage Allocation Funds 67


SHAREHOLDER SERVICING FEES

The Trust has entered into contracts with one or more shareholder servicing agents, whereby each Fund is charged the following annual fees:

--------------------------------------------------------------------------------
                                                                  % Of Average
SHARE CLASS                                                     Daily Net Assets
--------------------------------------------------------------------------------
Class A, Class B, Class C, and Administrator Class                    0.25
--------------------------------------------------------------------------------

For the year ended September 30, 2007, shareholder servicing fees paid were as follows:

------------------------------------------------------------------------------------------------------------------
                                                                                                    Administrator
FUND                                                               Class A     Class B    Class C       Class
------------------------------------------------------------------------------------------------------------------
AGGRESSIVE ALLOCATION FUND                                              NA          NA         NA    $   630,885
------------------------------------------------------------------------------------------------------------------
ASSET ALLOCATION FUND                                           $2,234,463   $ 264,327   $ 90,431        181,392
------------------------------------------------------------------------------------------------------------------
CONSERVATIVE ALLOCATION FUND                                            NA          NA         NA      1,414,075
------------------------------------------------------------------------------------------------------------------
GROWTH BALANCED FUND                                               186,045     175,191     39,461      4,770,383
------------------------------------------------------------------------------------------------------------------
MODERATE BALANCED FUND                                              19,801       8,526      4,587      1,345,184
------------------------------------------------------------------------------------------------------------------

DISTRIBUTION FEES

The Trust has adopted a Distribution Plan (the "Plan") for Class B and Class C shares of the applicable Funds pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are charged to the Class B and Class C shares and paid to Wells Fargo Funds Distributor, LLC at an annual rate of 0.75% of average daily net assets.

For the year ended September 30, 2007, distribution fees incurred are disclosed on the Statements of Operations.

OTHER FEES

PFPC, Inc. ("PFPC") serves as fund accountant for the Trust and is entitled to receive an annual asset based fee and an annual fixed fee from each Fund. PFPC is also entitled to be reimbursed for all out-of-pocket expenses reasonably incurred in providing these services.

Each Fund also bears its share of other fees and expenses incurred in the normal course of business, including but not limited to: professional fees, registration fees, shareholder reporting costs, and Trustees fees and expenses. The Trust compensates its Trustees for their services, plus travel and other expenses incurred in attending Board meetings.

WAIVED FEES AND REIMBURSED EXPENSES

Funds Management waived fees or reimbursed expenses proportionately from all classes, first from advisory fees, and then from any class specific expenses, if applicable. Funds Management has committed to waive fees and/or reimburse expenses to the extent necessary to maintain certain net operating expense ratios for the Funds. Net operating expense ratios in effect for the year ended September 30, 2007, were as follows:

------------------------------------------------------------------------------------------------------------------------
                                                                               Net Operating Expense Ratios
                                                                               ----------------------------
Fund*                                                              Class A     Class B    Class C   Administrator Class
------------------------------------------------------------------------------------------------------------------------
AGGRESSIVE ALLOCATION FUND                                              NA          NA         NA          1.00%
------------------------------------------------------------------------------------------------------------------------
ASSET ALLOCATION FUND                                                 1.15%       1.90%      1.90%         0.90%
------------------------------------------------------------------------------------------------------------------------
CONSERVATIVE ALLOCATION FUND                                            NA          NA         NA          0.85%
------------------------------------------------------------------------------------------------------------------------
GROWTH BALANCED FUND                                                  1.20%       1.95%      1.95%         0.95%
------------------------------------------------------------------------------------------------------------------------
MODERATE BALANCED FUND                                                1.15%       1.90%      1.90%         0.90%
------------------------------------------------------------------------------------------------------------------------

*     The Fund's adviser has committed to waive fees through January 31, 2009.

68 Wells Fargo Advantage Allocation Funds          Notes to Financial Statements


4. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, exclusive of short-term securities (securities with maturities of one year or less at purchase date) and U.S. Government obligations for the year ended September 30, 2007, were as follows:

--------------------------------------------------------------------------------
FUND                                    Purchases at Cost        Sales Proceeds
--------------------------------------------------------------------------------
AGGRESSIVE ALLOCATION FUND*                $ 84,437,949           $112,235,535
--------------------------------------------------------------------------------
ASSET ALLOCATION FUND                       168,066,087            258,656,795
--------------------------------------------------------------------------------
CONSERVATIVE ALLOCATION FUND*                48,780,785             64,851,404
--------------------------------------------------------------------------------
GROWTH BALANCED FUND*                       498,343,753            663,009,509
--------------------------------------------------------------------------------
MODERATE BALANCED FUND*                      86,489,169            115,012,514
--------------------------------------------------------------------------------

* These Funds seek to achieve their investment objective by investing some or all of their investable assets in one or more Master Portfolios. Purchases and sales related to these investments have been calculated by aggregating the results of multiplying such Fund's ownership percentage of the respective Master Portfolio by the corresponding Master Portfolio's purchases and sales.

5. BANK BORROWINGS

Wells Fargo Funds Trust and Wells Fargo Variable Trust (excluding the money market funds) share in a revolving Credit Agreement with The Bank of New York, whereby the Funds are permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. The agreement permits borrowings of up to $150 million, collectively. Interest is charged to each Fund based on its borrowing at a rate equal to the Federal Funds Rate plus 0.40%. In addition, the Funds pay a quarterly commitment fee equal to 0.1% per annum of the credit line. For the year ended September 30, 2007, there were no borrowings by Allocation Funds under the agreement.

6. DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid during the year ended September 30, 2007, and September 30, 2006, was as follows:

------------------------------------------------------------------------------------------------------------------------------
                                         Ordinary                Long-Term          Dividends Paid
                                          Income                Capital Gain         on Redemption           Total
Fund                                2007         2006         2007         2006     2007     2006      2007          2006
------------------------------------------------------------------------------------------------------------------------------
AGGRESSIVE ALLOCATION FUND*     $ 5,543,250  $ 3,632,317  $ 9,917,074  $ 3,902,819   $ 0      $ 0  $ 15,460,324  $  7,535,136
------------------------------------------------------------------------------------------------------------------------------
ASSET ALLOCATION FUND            32,124,526   34,645,822   10,878,260            0     0        0    43,002,786    34,645,822
------------------------------------------------------------------------------------------------------------------------------
CONSERVATIVE ALLOCATION FUND*    18,414,977   15,512,674    6,885,597    7,651,704     0        0    25,300,574    23,164,378
------------------------------------------------------------------------------------------------------------------------------
GROWTH BALANCED FUND*            65,794,787   58,093,995   93,191,433   86,863,740     0        0   158,986,220   144,957,735
------------------------------------------------------------------------------------------------------------------------------
MODERATE BALANCED FUND*          20,945,013   18,898,541   20,435,965   23,868,493     0        0    41,380,978    42,767,034
------------------------------------------------------------------------------------------------------------------------------

As of September 30, 2007, the components of distributable earnings on a tax basis are shown in the table below. The difference between book basis and tax basis appreciation is attributable primarily to the tax deferral of losses on wash sales, market-to-market and straddle loss deferred adjustment.

-----------------------------------------------------------------------------------------------------------------
                                                                     Unrealized
                                 Undistributed    Undistributed     Appreciation    Capital Loss
Fund                            Ordinary Income   Long-Term Gain   (Depreciation)   Carryforward       Total
-----------------------------------------------------------------------------------------------------------------
AGGRESSIVE ALLOCATION FUND*     $     6,332,269   $    9,871,926   $   42,269,011             $0   $  58,473,206
-----------------------------------------------------------------------------------------------------------------
ASSET ALLOCATION FUND                13,372,534       24,921,545      116,912,909              0     155,206,988
-----------------------------------------------------------------------------------------------------------------
CONSERVATIVE ALLOCATION FUND*        11,776,162        7,389,104       25,013,978              0      44,179,244
-----------------------------------------------------------------------------------------------------------------
GROWTH BALANCED FUND*                48,367,288       87,054,853      328,639,810              0     464,061,951
-----------------------------------------------------------------------------------------------------------------
MODERATE BALANCED FUND*              12,210,955       17,846,183       66,968,320              0      97,025,458
-----------------------------------------------------------------------------------------------------------------

*     The amounts shown are based on the Fund's tax year ended May 31, 2007.

Notes to Financial Statements          Wells Fargo Advantage Allocation Funds 69


7. NEW ACCOUNTING PRONOUNCEMENTS

In June 2006, the Financial Accounting Standards Board (FASB) issued FASB Interpretation No. 48 (FIN 48), "Accounting for Uncertainty in Income Taxes."This standard defines the threshold for recognizing the benefits of tax-return positions in the financial statements as "more-likely-than-not" to be sustained by the taxing authority and requires measurement of a tax position meeting the more-likely-than-not criterion, based on the largest benefit that is more than 50 percent likely to be realized. FIN 48 is effective as of the beginning of the first fiscal year beginning after December 15, 2006 (January 1, 2007 for calendar-year companies), with early application permitted if no interim financial statements have been issued. In December 2006, the SEC issued a letter allowing for an implementation delay for funds until the last NAV calculation in the first required reporting period for fiscal years beginning after December 15, 2006. At adoption, companies must adjust their financial statements to reflect only those tax positions that are more-likely-than-not to be sustained as of the adoption date. As of September 30, 2007, Funds Management does not believe the impact of the adoption of FIN 48 will be material to the financial statements.

In September 2006, the FASB issued Statement on Financial Accounting Standards
(SFAS) No. 157, "Fair Value Measurements."This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of September 30, 2007, Management does not believe the adoption of SFAS No. 157 will impact the financial statement amounts, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.

70 Wells Fargo Advantage Allocation Funds

                         Report of Independent Registered Public Accounting Firm


BOARD OF TRUSTEES AND SHAREHOLDERS OF
WELLS FARGO FUNDS TRUST:

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of the Aggressive Allocation Fund, Asset Allocation Fund, Conservative Allocation Fund, Growth Balanced Fund, and Moderate Balanced Fund, (collectively the "Funds"), five of the funds constituting the Wells Fargo Funds Trust, as of September 30, 2007, and the related statements of operations for the year then ended, statements of changes in net assets for each of the years in the two year period then ended and the financial highlights for the periods presented. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2007, by correspondence with custodian and brokers. As to securities purchased or sold but not yet received or delivered, we performed other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the aforementioned funds of the Wells Fargo Funds Trust as of September 30, 2007, the results of their operations for the year then ended, the changes in their net assets for each of the years in the two year period then ended and the financial highlights for the periods presented, in conformity with U.S. generally accepted accounting principles.

                                 /s/ KPMG LLP

Philadelphia, Pennsylvania
November 21, 2007

Portfolio of Investments--September 30, 2007

                                      Wells Fargo Advantage Master Portfolios 71


C&B LARGE CAP VALUE PORTFOLIO
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
COMMON STOCKS: 95.26%

APPAREL & ACCESSORY STORES: 1.05%
        228,200    KOHL'S CORPORATION+                                                                             $     13,082,706
                                                                                                                   ----------------
APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS: 3.23%
        894,880    JONES APPAREL GROUP INCORPORATED<<                                                                    18,908,814
        262,050    VF CORPORATION                                                                                        21,160,538

                                                                                                                         40,069,352
                                                                                                                   ----------------
BUSINESS SERVICES: 5.36%
      1,038,200    MICROSOFT CORPORATION                                                                                 30,585,372
        747,900    OMNICOM GROUP INCORPORATED                                                                            35,966,511

                                                                                                                         66,551,883
                                                                                                                   ----------------
CHEMICALS & ALLIED PRODUCTS: 8.54%
        408,450    AVERY DENNISON CORPORATION                                                                            23,289,819
        322,890    AVON PRODUCTS INCORPORATED<<                                                                          12,118,062
        425,290    COLGATE-PALMOLIVE COMPANY                                                                             30,331,683
        169,680    HENKEL KGAA ADR                                                                                        7,992,216
        491,900    JOHNSON & JOHNSON                                                                                     32,317,830

                                                                                                                        106,049,610
                                                                                                                   ----------------
COMMUNICATIONS: 3.72%
      1,272,785    VODAFONE GROUP PLC ADR                                                                                46,202,096
                                                                                                                   ----------------
DEPOSITORY INSTITUTIONS: 8.03%
        778,120    BANK OF AMERICA CORPORATION<<                                                                         39,116,092
        457,600    JPMORGAN CHASE & COMPANY                                                                              20,967,232
        580,961    STATE STREET CORPORATION                                                                              39,598,302

                                                                                                                         99,681,626
                                                                                                                   ----------------
EATING & DRINKING PLACES: 2.99%
        680,382    MCDONALD'S CORPORATION                                                                                37,060,408
                                                                                                                   ----------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT: 6.50%
      1,599,350    FLEXTRONICS INTERNATIONAL LIMITED+<<                                                                  17,880,733
        822,140    GENERAL ELECTRIC COMPANY                                                                              34,036,596
        790,332    MOLEX INCORPORATED CLASS A                                                                            20,042,820
        246,250    TYCO ELECTRONICS LIMITED                                                                               8,724,638

                                                                                                                         80,684,787
                                                                                                                   ----------------
FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT: 2.43%
        506,630    ILLINOIS TOOL WORKS INCORPORATED                                                                      30,215,413
                                                                                                                   ----------------
FOOD & KINDRED PRODUCTS: 3.34%
        365,280    ANHEUSER-BUSCH COMPANIES INCORPORATED                                                                 18,260,347
        263,950    DIAGEO PLC ADR                                                                                        23,156,334

                                                                                                                         41,416,681
                                                                                                                   ----------------
GENERAL MERCHANDISE STORES: 1.79%
        509,600    WAL-MART STORES INCORPORATED                                                                          22,244,040
                                                                                                                   ----------------
HOLDING & OTHER INVESTMENT OFFICES: 2.70%
          8,470    BERKSHIRE HATHAWAY INCORPORATED CLASS B+                                                              33,473,440
                                                                                                                   ----------------
HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES: 0.93%
        353,730    WILLIAMS-SONOMA INCORPORATED<<                                                                        11,538,673
                                                                                                                   ----------------

72  Wells Fargo Advantage Master Portfolios

                                    Portfolio of Investments--September 30, 2007


C&B LARGE CAP VALUE PORTFOLIO
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT: 9.48%
        719,000    DELL INCORPORATED+<<                                                                            $     19,844,400
        443,100    DIEBOLD INCORPORATED<<                                                                                20,125,602
        674,790    DOVER CORPORATION                                                                                     34,380,551
        204,010    EATON CORPORATION                                                                                     20,205,150
        508,400    PITNEY BOWES INCORPORATED<<                                                                           23,091,528

                                                                                                                        117,647,231
                                                                                                                   ----------------
INSURANCE AGENTS, BROKERS & SERVICE: 2.61%
        792,300    WILLIS GROUP HOLDINGS LIMITED                                                                         32,436,762
                                                                                                                   ----------------
INSURANCE CARRIERS: 8.02%
        595,720    ALLSTATE CORPORATION                                                                                  34,069,227
        591,510    AMERICAN INTERNATIONAL GROUP INCORPORATED                                                             40,015,652
        417,100    MBIA INCORPORATED<<                                                                                   25,463,955

                                                                                                                         99,548,834
                                                                                                                   ----------------
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS: 6.71%
        169,960    BECTON DICKINSON & COMPANY                                                                            13,945,218
      1,444,352    BOSTON SCIENTIFIC CORPORATION+                                                                        20,148,710
        246,250    COVIDIEN LIMITED                                                                                      10,219,375
        673,710    QUEST DIAGNOSTICS INCORPORATED                                                                        38,920,222

                                                                                                                         83,233,525
                                                                                                                   ----------------
MEDICAL PRODUCTS: 1.51%
        332,370    BAXTER INTERNATIONAL INCORPORATED                                                                     18,705,784
                                                                                                                   ----------------
MISCELLANEOUS MANUFACTURING INDUSTRIES: 1.23%
        344,150    TYCO INTERNATIONAL LIMITED                                                                            15,259,611
                                                                                                                   ----------------
MISCELLANEOUS RETAIL: 1.06%
        569,485    ZALE CORPORATION+<<                                                                                   13,177,883
                                                                                                                   ----------------
NON-DEPOSITORY CREDIT INSTITUTIONS: 4.90%
        708,300    AMERICAN EXPRESS COMPANY                                                                              42,051,771
        989,850    COUNTRYWIDE FINANCIAL CORPORATION<<                                                                   18,817,049

                                                                                                                         60,868,820
                                                                                                                   ----------------
PETROLEUM REFINING & RELATED INDUSTRIES: 3.59%
        481,500    EXXON MOBIL CORPORATION<<                                                                             44,567,640
                                                                                                                   ----------------
PRIMARY METAL INDUSTRIES: 1.15%
        250,600    HUBBELL INCORPORATED CLASS B                                                                          14,314,272
                                                                                                                   ----------------
TRAVEL & RECREATION: 2.00%
        511,390    CARNIVAL CORPORATION<<                                                                                24,766,618
                                                                                                                   ----------------
WHOLESALE TRADE-DURABLE GOODS: 2.39%
        421,499    KIMBERLY-CLARK CORPORATION                                                                            29,614,520
                                                                                                                   ----------------

TOTAL COMMON STOCKS (COST $1,073,648,190)                                                                             1,182,412,215
                                                                                                                   ----------------
PREFERRED STOCKS: 1.49%
        361,500    HENKEL KGAA ADR PREFERRED                                                                             18,518,163
                                                                                                                   ----------------

TOTAL PREFERRED STOCKS (COST $16,922,669)                                                                                18,518,163
                                                                                                                   ----------------

Portfolio of Investments--September 30, 2007

                                      Wells Fargo Advantage Master Portfolios 73


C&B LARGE CAP VALUE PORTFOLIO
--------------------------------------------------------------------------------

SHARES          SECURITY NAME                                                                                          VALUE
COLLATERAL FOR SECURITIES LENDING: 16.81%

COLLATERAL INVESTED IN MONEY MARKET FUNDS: 0.74%
    3,370,683   AIM SHORT-TERM INVESTMENT COMPANY - LIQUID ASSETS PORTFOLIO                                       $      3,370,683
    2,903,890   BLACKROCK TEMP FUND B #24 MONEY MARKET FUND                                                              2,903,889
    2,903,890   SCUDDER DAILY ASSETS MONEY MARKET FUND                                                                   2,903,890

                                                                                                                         9,178,462
                                                                                                                  ----------------

PRINCIPAL                                                                         INTEREST RATE   MATURITY DATE
COLLATERAL INVESTED IN OTHER ASSETS: 16.07%
$   2,323,112   ALPINE SECURITIZATION CORPORATION                                     5.30%         10/03/2007           2,322,438
      387,185   ATLANTIC ASSET SECURITIZATION CORPORATION++                           5.30          10/02/2007             387,127
    1,935,926   ATLANTIC ASSET SECURITIZATION CORPORATION                             5.30          10/24/2007           1,929,441
      967,963   ATLAS CAPITAL FUNDING CORPORATION SERIES MTN1+/-++                    5.03          10/25/2007             967,973
      967,963   BANCO SANTANDER TOTTA LOAN+/-++                                       5.76          10/15/2008             967,837
      967,963   BANK OF IRELAND SERIES EXTC+/-++                                      5.35          10/14/2008             966,502
    1,355,148   BANK OF MONTREAL                                                      5.08          10/22/2007           1,354,959
    3,484,667   BARCLAYS REPURCHASE AGREEMENT - 102% COLLATERALIZED (MATURITY         5.40          10/01/2007           3,484,667
                VALUE $3,486,235)
    1,355,148   BARTON CAPITAL CORPORATION                                            5.23          10/02/2007           1,354,945
    1,277,711   BARTON CAPITAL CORPORATION                                            5.24          10/15/2007           1,275,105
    1,053,996   BARTON CAPITAL CORPORATION                                            5.27          10/19/2007           1,051,234
    1,935,926   BEAR STEARNS & COMPANY INCORPORATED INTERNATIONAL REPURCHASE
                AGREEMENT - 102% COLLATERALIZED (MATURITY VALUE $1,936,781)           5.30          10/01/2007           1,935,926
    5,420,594   BEAR STEARNS & COMPANY INCORPORATED REPURCHASE AGREEMENT - 102%
                COLLATERALIZED (MATURITY VALUE $5,423,011)                            5.35          10/01/2007           5,420,594
      774,371   BNP PARIBAS+/-                                                        5.33          05/07/2008             773,821
      416,701   BNP PARIBAS REPURCHASE AGREEMENT - 102% COLLATERALIZED (MATURITY      5.29          10/01/2007             416,701
                VALUE $416,885)
    5,807,779   BNP PARIBAS REPURCHASE AGREEMENT - 102% COLLATERALIZED (MATURITY      5.33          10/01/2007           5,807,779
                VALUE $5,810,359)
    1,045,400   CAFCO LLC++                                                           5.20          10/02/2007           1,045,243
      580,778   CANCARA ASSET SECURITIZATION LIMITED++                                5.19          10/17/2007             579,425
    1,316,430   CHARIOT FUNDING LLC                                                   5.18          10/18/2007           1,313,165
    1,355,148   CHARIOT FUNDING LLC++                                                 5.31          10/09/2007           1,353,563
    1,355,148   CHARIOT FUNDING LLC++                                                 5.37          10/04/2007           1,354,552
    2,516,704   CHEYNE FINANCE LLC+/-++^^                                             4.98          02/25/2008           2,410,977
    1,935,926   CHEYNE FINANCE LLC+/-++^^                                             5.29          05/19/2008           1,935,926
      387,185   CIT GROUP INCORPORATED+/-                                             5.67          12/19/2007             385,106
      426,872   CIT GROUP INCORPORATED+/-                                             5.73          11/23/2007             424,477
    6,610,489   CITIGROUP REPURCHASE AGREEMENT - 102% COLLATERALIZED (MATURITY        5.33          10/01/2007           6,610,489
                VALUE $6,613,425)
      193,593   CLIPPER RECEIVABLES CORPORATION++                                     5.22          10/01/2007             193,593
      193,593   COMERICA BANK+/-                                                      5.82          02/08/2008             193,740
   12,365,108   CREDIT SUISSE FIRST BOSTON REPURCHASE AGREEMENT - 102%
                COLLATERALIZED (MATURITY VALUE $12,370,621)                           5.35          10/01/2007          12,365,108
    2,323,112   CULLINAN FINANCE CORPORATION+/-++                                     5.11          02/25/2008           2,323,112
      967,963   CULLINAN FINANCE CORPORATION+/-++                                     5.32          02/12/2008             967,895
    2,903,890   CULLINAN FINANCE CORPORATION+/-++                                     5.32          08/04/2008           2,903,251
    5,807,779   EBBETS FUNDING LLC++                                                  5.90          10/01/2007           5,807,779
    2,129,519   ERASMUS CAPITAL CORPORATION++                                         5.34          10/10/2007           2,126,729
      387,185   ERASMUS CAPITAL CORPORATION++                                         5.65          10/01/2007             387,185
    1,935,926   FAIRWAY FINANCE CORPORATION++                                         5.25          10/10/2007           1,933,390

74 Wells Fargo Advantage Master Portfolios

                                    Portfolio of Investments--September 30, 2007


C&B LARGE CAP VALUE PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL       SECURITY NAME                                                     INTEREST RATE   MATURITY DATE        VALUE
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$   1,548,741   FAIRWAY FINANCE CORPORATION++                                         5.30%         10/05/2007     $     1,547,843
      967,963   FALCON ASSET SECURITIZATION CORPORATION                               5.35          11/06/2007             962,891
    3,871,853   FIVE FINANCE INCORPORATED+/-++                                        5.30          07/09/2008           3,868,949
    1,428,714   FOUNTAIN SQUARE COMMERCIAL FUNDING CORPORATION                        5.38          10/31/2007           1,422,470
      967,963   GALLEON CAPITAL LLC++                                                 5.25          10/02/2007             967,818
    1,587,460   GALLEON CAPITAL LLC++                                                 5.28          10/01/2007           1,587,460
    1,006,682   GALLEON CAPITAL LLC                                                   5.34          10/19/2007           1,004,044
      387,185   HARRIER FINANCE FUNDING LLC+/-                                        5.15          04/25/2008             387,185
      967,963   HARRIER FINANCE FUNDING LLC+/-++                                      5.31          01/11/2008             967,044
    1,935,926   HUDSON-THAMES LLC+/-++                                                5.67          06/16/2008           1,937,630
    2,516,704   ING (USA) ANNUITY & LIFE INSURANCE COMPANY+/-                         5.82          08/16/2008           2,516,704
      967,963   INTESA BANK (IRELAND) PLC SERIES BKNT+/-++                            5.14          10/24/2008             967,218
   22,456,745   JPMORGAN CHASE SECURITIES CORPORATION REPURCHASE AGREEMENT - 102%
                COLLATERALIZED (MATURITY VALUE $22,466,758)                           5.35          10/01/2007          22,456,745
    3,058,764   K2 (USA) LLC                                                          6.11          10/05/2007           3,056,990
    2,226,315   KESTREL FUNDING US LLC+/-++                                           5.10          02/25/2008           2,224,267
      387,185   KESTREL FUNDING US LLC+/-                                             5.15          04/25/2008             387,185
      580,778   KESTREL FUNDING US LLC                                                5.88          10/09/2007             580,098
    1,548,741   LIBERTY STREET FUNDING CORPORATION                                    5.28          10/01/2007           1,548,741
    1,935,926   LINKS FINANCE LLC+/-++                                                5.32          08/15/2008           1,932,984
    2,594,141   LIQUID FUNDING LIMITED+/-++                                           5.34          11/13/2007           2,594,141
    2,865,171   LIQUID FUNDING LIMITED+/-++                                           5.70          06/11/2008           2,867,520
      816,961   METLIFE GLOBAL FUNDING I+/-++                                         5.43          10/05/2007             816,961
   12,642,015   MORGAN STANLEY REPURCHASE AGREEMENT - 102% COLLATERALIZED
                (MATURITY VALUE $12,647,630)                                          5.33          10/01/2007          12,642,015
      179,073   MORGAN STANLEY SERIES EXL+/-                                          5.83          10/14/2008             178,885
    3,398,519   NORTH SEA FUNDING LLC                                                 5.36          10/15/2007           3,391,586
    1,935,926   NORTH SEA FUNDING LLC++                                               5.45          10/03/2007           1,935,365
    1,935,926   NORTHERN ROCK PLC+/-++SS.                                             5.78          11/04/2008           1,927,815
      518,364   PERRY GLOBAL FUNDING LLC SERIES A                                     5.59          10/11/2007             517,607
    1,103,478   PREMIUM ASSET TRUST+/-++                                              5.33          12/21/2007           1,103,710
      967,963   PREMIUM ASSET TRUST SERIES 06-B++                                     5.50          12/16/2007             967,963
      735,652   PYXIS MASTER TRUST SERIES 2007-3+/-++                                 5.51          11/27/2007             735,652
      156,616   RACERS TRUST SERIES 2004-6-MM+/-++                                    5.19          03/24/2008             156,431
    3,097,482   REGENCY MARKETS #1 LLC++                                              5.21          10/12/2007           3,092,526
    1,471,304   REGENCY MARKETS #1 LLC++                                              5.25          10/04/2007           1,470,657
      774,371   ROYAL BANK OF SCOTLAND GROUP PLC                                      5.55          10/05/2007             774,386
    2,749,015   SCALDIS CAPITAL LIMITED++                                             5.26          10/04/2007           2,747,806
    2,671,578   SCALDIS CAPITAL LIMITED                                               5.29          10/22/2007           2,663,403
    2,516,704   SEDNA FINANCE INCORPORATED                                            5.38          10/09/2007           2,513,760
    1,393,867   SEDNA FINANCE INCORPORATED+/-++                                       5.79          04/10/2008           1,392,975
      580,778   SHEFFIELD RECEIVABLES CORPORATION++                                   5.25          10/05/2007             580,441
      987,322   SHIPROCK FINANCE SERIES 2007-4A+/-++                                  5.82          04/11/2008             987,322
      755,011   SKANDINAVISKA ENSKILDA BANKEN AB (NEW YORK)+/-                        5.11          02/29/2008             754,884
      967,963   SKANDINAVISKA ENSKILDA BANKEN AB (NEW YORK)+/-                        5.70          02/04/2008             968,786
      774,371   SLM CORPORATION+/-++                                                  5.81          05/12/2008             767,579
    1,200,274   STANFIELD VICTORIA FUNDING LLC+/-++                                   5.36          04/03/2008           1,199,854
    1,935,926   STANFIELD VICTORIA FUNDING LLC+/-++                                   5.57          02/15/2008           1,936,120

Portfolio of Investments--September 30, 2007

                                      Wells Fargo Advantage Master Portfolios 75


C&B LARGE CAP VALUE PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL       SECURITY NAME                                                     INTEREST RATE   MATURITY DATE        VALUE
COLLATERAL INVESTED IN OTHER ASSETS (CONTINUED)
$   1,935,926   TANGO FINANCE CORPORATION                                             5.37%         10/04/2007    $      1,935,075
    2,361,830   THAMES ASSET GLOBAL SECURITIZATION #1 INCORPORATED++                  5.30          10/15/2007           2,357,012
      232,311   THAMES ASSET GLOBAL SECURITIZATION #1 INCORPORATED                    5.31          10/17/2007             231,770
      223,832   THE TRAVELERS INSURANCE COMPANY+/-                                    5.89          02/08/2008             223,827
      807,359   THUNDER BAY FUNDING INCORPORATED                                      5.32          10/25/2007             804,533
    1,894,188   THUNDER BAY FUNDING INCORPORATED++                                    5.33          10/02/2007           1,893,904
      309,748   TULIP FUNDING CORPORATION++                                           5.25          10/04/2007             309,612
    1,548,741   TULIP FUNDING CORPORATION                                             5.27          10/26/2007           1,543,088
      967,963   UNICREDITO ITALIANO BANK (IRELAND) SERIES EXL+/-++                    5.77          10/08/2008             966,163
      967,963   UNICREDITO ITALIANO BANK (IRELAND) SERIES LIB+/-++                    5.84          10/08/2008             966,192
      387,185   VERSAILLES CDS LLC++                                                  5.24          10/03/2007             387,073
    1,548,741   VERSAILLES CDS LLC                                                    5.39          10/16/2007           1,545,349
    1,935,926   VERSAILLES CDS LLC                                                    5.40          10/23/2007           1,929,712
    1,664,897   VICTORIA FINANCE LLC+/-++                                             5.32          07/28/2008           1,661,517
      967,963   VICTORIA FINANCE LLC+/-++                                             5.34          08/07/2008             967,963
    1,935,926   WHITE PINE FINANCE LLC+/-++                                           5.46          02/22/2008           1,936,120
      774,371   ZELA FINANCE CORPORATION                                              5.32          10/26/2007             771,544

                                                                                                                       199,472,624
                                                                                                                  ----------------

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $208,651,086)                                                            208,651,086
                                                                                                                  ----------------

SHARES
SHORT-TERM INVESTMENTS: 2.91%
   36,159,944   WELLS FARGO ADVANTAGE MONEY MARKET TRUST~+++                                                            36,159,944
                                                                                                                  ----------------

TOTAL SHORT-TERM INVESTMENTS (COST $36,159,944)                                                                         36,159,944
                                                                                                                  ----------------

TOTAL INVESTMENTS IN SECURITIES
(COST $1,335,381,889)*                                                   116.47%                                  $  1,445,741,408

OTHER ASSETS AND LIABILITIES, NET                                        (16.47)                                      (204,451,800)
                                                                         ------                                   ----------------

TOTAL NET ASSETS                                                         100.00%                                  $  1,241,289,608
                                                                         ------                                   ----------------

--------------------------------------------------------------------------------

 +    Non-income earning securities.

<<    All or a portion of this security is on loan. (See Note 2)

+/-   Variable rate investments.

++ Securities that may be resold to "qualified institutional buyers" under rule 144A or securities offered pursuant to section 4(2) of the Securities Act of 1933, as amended.

^^ This security is currently in default with regards to scheduled interest or principal payments.

SS. These securities are subject to a demand feature which reduces the effective maturity.

 ~ This Wells Fargo Advantage Fund invests cash balances that it retains for liquidity purposes in a Wells Fargo Advantage Money Market Fund. The fund does not pay an investment advisory fee for such investments.

+++   Security of an affiliate of the fund with a cost of $36,159,944.

 * Cost for federal income tax purposes is $1,335,546,131 and net unrealized appreciation (depreciation) consists of:

      Gross unrealized appreciation                                $147,298,311
      Gross unrealized depreciation                                 (37,103,034)
                                                                   ------------
      Net unrealized appreciation (depreciation)                   $110,195,277

      The accompanying notes are an integral part of these financial statements.

76 Wells Fargo Advantage Master Portfolios

                                    Portfolio of Investments--September 30, 2007


DISCIPLINED GROWTH PORTFOLIO
--------------------------------------------------------------------------------

SHARES          SECURITY NAME                                                                                          VALUE
COMMON STOCKS: 98.58%

BIOPHARMACEUTICALS: 1.66%
       39,100   GENENTECH INCORPORATED+                                                                           $      3,050,582
                                                                                                                  ----------------

BUSINESS SERVICES: 15.56%
      187,300   CADENCE DESIGN SYSTEMS INCORPORATED+<<                                                                   4,156,187
       36,500   COGNIZANT TECHNOLOGY SOLUTIONS CORPORATION CLASS A+                                                      2,911,605
      105,900   EBAY INCORPORATED+                                                                                       4,132,218
      133,500   JUNIPER NETWORKS INCORPORATED+<<                                                                         4,887,435
      163,400   MICROSOFT CORPORATION                                                                                    4,813,764
       77,600   OMNICOM GROUP INCORPORATED                                                                               3,731,784
      181,900   ORACLE CORPORATION+                                                                                      3,938,135

                                                                                                                        28,571,128
                                                                                                                  ----------------

CHEMICALS & ALLIED PRODUCTS: 2.37%
      137,600   SCHERING-PLOUGH CORPORATION                                                                              4,352,288
                                                                                                                  ----------------

COMMUNICATIONS: 1.52%
       66,000   AT&T INCORPORATED                                                                                        2,792,460
                                                                                                                  ----------------

DEPOSITORY INSTITUTIONS: 2.09%
       57,900   NORTHERN TRUST CORPORATION                                                                               3,837,033
                                                                                                                  ----------------

EDUCATIONAL SERVICES: 2.66%
       40,100   ITT EDUCATIONAL SERVICES INCORPORATED+                                                                   4,879,769
                                                                                                                  ----------------

ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT: 11.98%
       51,600   ACUITY BRANDS INCORPORATED<<                                                                             2,604,768
      107,900   AMPHENOL CORPORATION CLASS A<<                                                                           4,290,104
      174,400   CISCO SYSTEMS INCORPORATED+                                                                              5,774,384
       32,900   ENERGIZER HOLDINGS INCORPORATED+<<                                                                       3,646,965
      156,600   NVIDIA CORPORATION+                                                                                      5,675,184

                                                                                                                        21,991,405
                                                                                                                  ----------------

ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES: 2.60%
       63,000   JACOBS ENGINEERING GROUP INCORPORATED+<<                                                                 4,761,540
                                                                                                                  ----------------

FOOD & KINDRED PRODUCTS: 2.28%
       57,200   PEPSICO INCORPORATED                                                                                     4,190,472
                                                                                                                  ----------------

FOOD STORES: 1.77%
       97,900   SAFEWAY INCORPORATED                                                                                     3,241,469
                                                                                                                  ----------------

HEALTH SERVICES: 2.10%
       61,100   DAVITA INCORPORATED+                                                                                     3,860,298
                                                                                                                  ----------------

HOLDING & OTHER INVESTMENT OFFICES: 2.08%
       29,900   AFFILIATED MANAGERS GROUP INCORPORATED+<<                                                                3,812,549
                                                                                                                  ----------------

INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT: 18.07%
       36,200   APPLE INCORPORATED+                                                                                      5,558,148
       34,100   CAMERON INTERNATIONAL CORPORATION+                                                                       3,147,089
      101,500   HEWLETT-PACKARD COMPANY                                                                                  5,053,685
      157,800   INTEL CORPORATION                                                                                        4,080,708
       44,000   INTERNATIONAL BUSINESS MACHINES CORPORATION<<                                                            5,183,200
       44,000   NATIONAL OILWELL VARCO INCORPORATED+                                                                     6,358,000
       42,600   TEREX CORPORATION+                                                                                       3,792,252

                                                                                                                        33,173,082
                                                                                                                  ----------------

Portfolio of Investments--September 30, 2007

                                      Wells Fargo Advantage Master Portfolios 77


DISCIPLINED GROWTH PORTFOLIO
--------------------------------------------------------------------------------

SHARES          SECURITY NAME                                                                                          VALUE
INSURANCE CARRIERS: 4.05%
       34,800   HARTFORD FINANCIAL SERVICES GROUP INCORPORATED                                                    $      3,220,740
       53,400   WELLPOINT INCORPORATED+                                                                                  4,214,328

                                                                                                                         7,435,068
                                                                                                                  ----------------

LEATHER & LEATHER PRODUCTS: 2.04%
       79,300   COACH INCORPORATED+<<                                                                                    3,748,511
                                                                                                                  ----------------

MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS: 6.23%
       50,800   BECTON DICKINSON & COMPANY                                                                               4,168,140
       93,400   DENTSPLY INTERNATIONAL INCORPORATED                                                                      3,889,176
       50,500   WATERS CORPORATION+                                                                                      3,379,460

                                                                                                                        11,436,776
                                                                                                                  ----------------

MEDICAL MANAGEMENT SERVICES: 2.66%
       87,500   EXPRESS SCRIPTS INCORPORATED+                                                                            4,884,250
                                                                                                                  ----------------

MEDICAL PRODUCTS: 2.33%
       76,100   BAXTER INTERNATIONAL INCORPORATED                                                                        4,282,908
                                                                                                                  ----------------

MISCELLANEOUS RETAIL: 2.00%
       90,700   DOLLAR TREE STORES INCORPORATED+                                                                         3,676,978
                                                                                                                  ----------------

PRINTING, PUBLISHING & ALLIED INDUSTRIES: 1.39%
       50,200   MCGRAW-HILL COMPANIES INCORPORATED                                                                       2,555,682
                                                                                                                  ----------------

TRANSPORTATION EQUIPMENT: 7.14%
       46,600   BOEING COMPANY                                                                                           4,892,534
       46,600   NORTHROP GRUMMAN CORPORATION                                                                             3,634,800
       57,000   UNITED TECHNOLOGIES CORPORATION                                                                          4,587,360

                                                                                                                        13,114,694
                                                                                                                  ----------------

TRANSPORTATION SERVICES: 2.06%
       69,600   C.H. ROBINSON WORLDWIDE INCORPORATED                                                                     3,778,584
                                                                                                                  ----------------

WHOLESALE TRADE-DURABLE GOODS: 1.94%
       39,100   W.W. GRAINGER INCORPORATED                                                                               3,565,529
                                                                                                                  ----------------

TOTAL COMMON STOCKS (COST $140,383,620)                                                                                180,993,055
                                                                                                                  ----------------

COLLATERAL FOR SECURITIES LENDING: 16.24%

COLLATERAL INVESTED IN MONEY MARKET FUNDS: 0.71%
      481,692   AIM SHORT-TERM INVESTMENT COMPANY - LIQUID ASSETS PORTFOLIO                                                481,692
      414,985   BLACKROCK TEMP FUND B #24 MONEY MARKET FUND                                                                414,985
      414,984   SCUDDER DAILY ASSETS MONEY MARKET FUND                                                                     414,984

                                                                                                                         1,311,661
                                                                                                                  ----------------

PRINCIPAL                                                                         INTEREST RATE   MATURITY DATE
COLLATERAL INVESTED IN OTHER ASSETS: 15.53%
$     331,987   ALPINE SECURITIZATION CORPORATION                                     5.30%         10/03/2007             331,891
       55,331   ATLANTIC ASSET SECURITIZATION CORPORATION++                           5.30          10/02/2007              55,323
      276,656   ATLANTIC ASSET SECURITIZATION CORPORATION                             5.30          10/24/2007             275,729
      138,328   ATLAS CAPITAL FUNDING CORPORATION SERIES MTN1+/-++                    5.03          10/25/2007             138,330
      138,328   BANCO SANTANDER TOTTA LOAN+/-++                                       5.76          10/15/2008             138,310
      138,328   BANK OF IRELAND SERIES EXTC+/-++                                      5.35          10/14/2008             138,119

78 Wells Fargo Advantage Master Portfolios

                                    Portfolio of Investments--september 30, 2007


DISCIPLINED GROWTH PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL          SECURITY NAME                                                    INTEREST RATE   MATURITY DATE        VALUE
COLLATERAL INVESTED IN OTHER ASSETS (Continued)
$       193,659    BANK OF MONTREAL                                                      5.08%        10/22/2007    $       193,632
        497,981    BARCLAYS REPURCHASE AGREEMENT - 102% COLLATERALIZED (MATURITY
                   VALUE $498,205)                                                       5.40         10/01/2007            497,981
        193,659    BARTON CAPITAL CORPORATION                                            5.23         10/02/2007            193,630
        182,593    BARTON CAPITAL CORPORATION                                            5.24         10/15/2007            182,221
        150,623    BARTON CAPITAL CORPORATION                                            5.27         10/19/2007            150,228
        276,656    BEAR STEARNS & COMPANY INCORPORATED INTERNATIONAL REPURCHASE
                   AGREEMENT - 102% COLLATERALIZED (MATURITY VALUE $276,778)             5.30         10/01/2007            276,656
        774,637    BEAR STEARNS & COMPANY INCORPORATED REPURCHASE AGREEMENT -
                   102% COLLATERALIZED (MATURITY VALUE $774,982)                         5.35         10/01/2007            774,637
        110,662    BNP PARIBAS+/-                                                        5.33         05/07/2008            110,584
         59,549    BNP PARIBAS REPURCHASE AGREEMENT - 102% COLLATERALIZED
                   (MATURITY VALUE $59,575)                                              5.29         10/01/2007             59,549
        829,969    BNP PARIBAS REPURCHASE AGREEMENT - 102% COLLATERALIZED
                   (MATURITY VALUE $830,338)                                             5.33         10/01/2007            829,969
        149,394    CAFCO LLC++                                                           5.20         10/02/2007            149,372
         82,997    CANCARA ASSET SECURITIZATION LIMITED++                                5.19         10/17/2007             82,803
        188,126    CHARIOT FUNDING LLC                                                   5.18         10/18/2007            187,660
        193,659    CHARIOT FUNDING LLC++                                                 5.31         10/09/2007            193,433
        193,659    CHARIOT FUNDING LLC++                                                 5.37         10/04/2007            193,574
        359,653    CHEYNE FINANCE LLC+/-++^^                                             4.98         02/25/2008            344,544
        276,656    CHEYNE FINANCE LLC+/-++^^                                             5.29         05/19/2008            276,656
         55,331    CIT GROUP INCORPORATED+/-                                             5.67         12/19/2007             55,034
         61,003    CIT GROUP INCORPORATED+/-                                             5.73         11/23/2007             60,660
        944,681    CITIGROUP REPURCHASE AGREEMENT - 102% COLLATERALIZED
                   (MATURITY VALUE $945,101)                                             5.33         10/01/2007            944,681
         27,666    CLIPPER RECEIVABLES CORPORATION++                                     5.22         10/01/2007             27,666
         27,666    COMERICA BANK+/-                                                      5.82         02/08/2008             27,687
      1,767,053    CREDIT SUISSE FIRST BOSTON REPURCHASE AGREEMENT - 102%
                   COLLATERALIZED (MATURITY VALUE $1,767,841)                            5.35         10/01/2007          1,767,053
        331,987    CULLINAN FINANCE CORPORATION+/-++                                     5.11         02/25/2008            331,987
        138,328    CULLINAN FINANCE CORPORATION+/-++                                     5.32         02/12/2008            138,318
        414,984    CULLINAN FINANCE CORPORATION+/-++                                     5.32         08/04/2008            414,893
        829,969    EBBETS FUNDING LLC++                                                  5.90         10/01/2007            829,969
        304,322    ERASMUS CAPITAL CORPORATION++                                         5.34         10/10/2007            303,923
         55,331    ERASMUS CAPITAL CORPORATION++                                         5.65         10/01/2007             55,331
        276,656    FAIRWAY FINANCE CORPORATION++                                         5.25         10/10/2007            276,294
        221,325    FAIRWAY FINANCE CORPORATION++                                         5.30         10/05/2007            221,197
        138,328    FALCON ASSET SECURITIZATION CORPORATION                               5.35         11/06/2007            137,603
        553,312    FIVE FINANCE INCORPORATED+/-++                                        5.30         07/09/2008            552,897
        204,172    FOUNTAIN SQUARE COMMERCIAL FUNDING CORPORATION                        5.38         10/31/2007            203,280
        138,328    GALLEON CAPITAL LLC++                                                 5.25         10/02/2007            138,307
        226,858    GALLEON CAPITAL LLC++                                                 5.28         10/01/2007            226,858
        143,861    GALLEON CAPITAL LLC                                                   5.34         10/19/2007            143,484
         55,331    HARRIER FINANCE FUNDING LLC+/-                                        5.15         04/25/2008             55,331
        138,328    HARRIER FINANCE FUNDING LLC+/-++                                      5.31         01/11/2008            138,197
        276,656    HUDSON-THAMES LLC+/-++                                                5.67         06/16/2008            276,900
        359,653    ING (USA) ANNUITY & LIFE INSURANCE COMPANY+/-                         5.82         08/16/2008            359,653
        138,328    INTESA BANK (IRELAND) PLC SERIES BKNT+/-++                            5.14         10/24/2008            138,222
      3,209,212    JPMORGAN CHASE SECURITIES CORPORATION REPURCHASE AGREEMENT -
                   102% COLLATERALIZED (MATURITY VALUE $3,210,643)                       5.35         10/01/2007          3,209,212
        437,117    K2 (USA) LLC                                                          6.11         10/05/2007            436,863

Portfolio of Investments--september 30, 2007

                                      Wells Fargo Advantage Master Portfolios 79


DISCIPLINED GROWTH PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL          SECURITY NAME                                                    INTEREST RATE   MATURITY DATE        VALUE
COLLATERAL INVESTED IN OTHER ASSETS (Continued)
$       318,155    KESTREL FUNDING US LLC+/-++                                           5.10%        02/25/2008    $       317,862
         55,331    KESTREL FUNDING US LLC+/-                                             5.15         04/25/2008             55,331
         82,997    KESTREL FUNDING US LLC                                                5.88         10/09/2007             82,900
        221,325    LIBERTY STREET FUNDING CORPORATION                                    5.28         10/01/2007            221,325
        276,656    LINKS FINANCE LLC+/-++                                                5.32         08/15/2008            276,236
        370,719    LIQUID FUNDING LIMITED+/-++                                           5.34         11/13/2007            370,719
        409,451    LIQUID FUNDING LIMITED+/-++                                           5.70         06/11/2008            409,787
        116,749    METLIFE GLOBAL FUNDING I+/-++                                         5.43         10/05/2007            116,749
      1,806,624    MORGAN STANLEY REPURCHASE AGREEMENT - 102% COLLATERALIZED
                   (MATURITY VALUE $1,807,426)                                           5.33         10/01/2007          1,806,625
         25,591    MORGAN STANLEY SERIES EXL+/-                                          5.83         10/14/2008             25,564
        485,670    NORTH SEA FUNDING LLC                                                 5.36         10/15/2007            484,679
        276,656    NORTH SEA FUNDING LLC++                                               5.45         10/03/2007            276,576
        276,656    NORTHERN ROCK PLC+/-++SS.                                             5.78         11/04/2008            275,497
         74,077    PERRY GLOBAL FUNDING LLC SERIES A                                     5.59         10/11/2007             73,969
        157,694    PREMIUM ASSET TRUST+/-++                                              5.33         12/21/2007            157,727
        138,328    PREMIUM ASSET TRUST SERIES 06-B++                                     5.50         12/16/2007            138,328
        105,129    PYXIS MASTER TRUST SERIES 2007-3+/-++                                 5.51         11/27/2007            105,129
         22,381    RACERS TRUST SERIES 2004-6-MM+/-++                                    5.19         03/24/2008             22,355
        442,650    REGENCY MARKETS #1 LLC++                                              5.21         10/12/2007            441,942
        210,259    REGENCY MARKETS #1 LLC++                                              5.25         10/04/2007            210,166
        110,662    ROYAL BANK OF SCOTLAND GROUP PLC                                      5.55         10/05/2007            110,665
        392,852    SCALDIS CAPITAL LIMITED++                                             5.26         10/04/2007            392,679
        381,786    SCALDIS CAPITAL LIMITED                                               5.29         10/22/2007            380,617
        359,653    SEDNA FINANCE INCORPORATED                                            5.38         10/09/2007            359,232
        199,192    SEDNA FINANCE INCORPORATED+/-++                                       5.79         04/10/2008            199,065
         82,997    SHEFFIELD RECEIVABLES CORPORATION++                                   5.25         10/05/2007             82,949
        141,095    SHIPROCK FINANCE SERIES 2007-4A+/-++                                  5.82         04/11/2008            141,095
        107,896    SKANDINAVISKA ENSKILDA BANKEN AB (NEW YORK)+/-                        5.11         02/29/2008            107,878
        138,328    SKANDINAVISKA ENSKILDA BANKEN AB (NEW YORK)+/-                        5.70         02/04/2008            138,446
        110,662    SLM CORPORATION+/-++                                                  5.81         05/12/2008            109,692
        171,527    STANFIELD VICTORIA FUNDING LLC+/-++                                   5.36         04/03/2008            171,467
        276,656    STANFIELD VICTORIA FUNDING LLC+/-++                                   5.57         02/15/2008            276,684
        276,656    TANGO FINANCE CORPORATION                                             5.37         10/04/2007            276,535
        337,521    THAMES ASSET GLOBAL SECURITIZATION #1 INCORPORATED++                  5.30         10/15/2007            336,832
         33,199    THAMES ASSET GLOBAL SECURITIZATION #1 INCORPORATED                    5.31         10/17/2007             33,121
         31,987    THE TRAVELERS INSURANCE COMPANY+/-                                    5.89         02/08/2008             31,986
        115,377    THUNDER BAY FUNDING INCORPORATED                                      5.32         10/25/2007            114,973
        270,692    THUNDER BAY FUNDING INCORPORATED++                                    5.33         10/02/2007            270,651
         44,265    TULIP FUNDING CORPORATION++                                           5.25         10/04/2007             44,246
        221,325    TULIP FUNDING CORPORATION                                             5.27         10/26/2007            220,517
        138,328    UNICREDITO ITALIANO BANK (IRELAND) SERIES EXL+/-++                    5.77         10/08/2008            138,071
        138,328    UNICREDITO ITALIANO BANK (IRELAND) SERIES LIB+/-++                    5.84         10/08/2008            138,075
         55,331    VERSAILLES CDS LLC++                                                  5.24         10/03/2007             55,315
        221,325    VERSAILLES CDS LLC                                                    5.39         10/16/2007            220,840
        276,656    VERSAILLES CDS LLC                                                    5.40         10/23/2007            275,768
        237,924    VICTORIA FINANCE LLC+/-++                                             5.32         07/28/2008            237,441

80 Wells Fargo Advantage Master Portfolios

                                    Portfolio of Investments--september 30, 2007


DISCIPLINED GROWTH PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL          SECURITY NAME                                                    INTEREST RATE   MATURITY DATE        VALUE
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$       138,328    VICTORIA FINANCE LLC+/-++                                             5.34%        08/07/2008    $       138,328
        276,656    WHITE PINE FINANCE LLC+/-++                                           5.46         02/22/2008            276,684
        110,662    ZELA FINANCE CORPORATION                                              5.32         10/26/2007            110,259

                                                                                                                         28,505,908
                                                                                                                    ---------------

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $29,817,569)                                                               29,817,569
                                                                                                                    ---------------

SHARES
SHORT-TERM INVESTMENTS: 1.44%
      2,651,805    WELLS FARGO ADVANTAGE MONEY MARKET TRUST~+++                                                           2,651,805
                                                                                                                    ---------------

TOTAL SHORT-TERM INVESTMENTS (COST $2,651,805)                                                                            2,651,805
                                                                                                                    ---------------

TOTAL INVESTMENTS IN SECURITIES
(COST $172,852,994)*                         116.26%                                                                $   213,462,429

OTHER ASSETS AND LIABILITIES, NET            (16.26)                                                                    (29,860,861)
                                             ------                                                                 ---------------
TOTAL NET ASSETS                             100.00%                                                                $   183,601,568
                                             ------                                                                 ---------------

--------------------------------------------------------------------------------

+     Non-income earning securities.

<<    All or a portion of this security is on loan. (See note 2)

+/-   Variable rate investments.

++ Securities that may be resold to "qualified institutional buyers" under rule 144A or securities offered pursuant to section 4(2) of the Securities Act of 1933, as amended.

^^ This Security is Currently in Default With Regards to Scheduled Interest or principal payments.

ss. These securities are subject to a demand feature which reduces the effective maturity.

~ This Wells Fargo Advantage Fund Invests cash balances that it retains for liquidity purposes in a Wells Fargo Advantage Money Market Fund. The fund does not pay an investment advisory fee for such investments.

+++   Security of an Affiliate of the Fund With a Cost of $2,651,805.

* Cost for Federal Income Tax Purposes is $172,862,887 and Net Unrealized appreciation (depreciation) consists of:

         Gross unrealized appreciation                  $ 42,431,204
         Gross unrealized depreciation                    (1,831,662)
                                                        ------------
         Net unrealized appreciation (depreciation)     $ 40,599,542

      The accompanying notes are an integral part of these financial statements.

Portfolio of Investments--September 30, 2007

                                      Wells Fargo Advantage Master Portfolios 81


EMERGING GROWTH PORTFOLIO
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
COMMON STOCKS: 99.78%

AMUSEMENT & RECREATION SERVICES: 0.74%
         10,400    LIFE TIME FITNESS INCORPORATED+<<                                                                $       637,936
                                                                                                                    ---------------

APPAREL & ACCESSORY STORES: 1.74%
         11,000    GUESS? INCORPORATED                                                                                      539,330
         21,800    ZUMIEZ INCORPORATED+<<                                                                                   967,266

                                                                                                                          1,506,596
                                                                                                                    ---------------

APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS: 0.82%
         18,200    WARNACO GROUP INCORPORATED+<<                                                                            711,074
                                                                                                                    ---------------

AUTO PARTS & EQUIPMENT: 0.41%
         20,300    AMERIGON INCORPORATED+                                                                                   351,393
                                                                                                                    ---------------

BIOTECHNOLOGY: 0.75%
         35,100    OBAGI MEDICAL PRODUCTS INCORPORATED+                                                                     648,297
                                                                                                                    ---------------

BUSINESS SERVICES: 23.41%
         54,100    BLUEPHOENIX SOLUTIONS LIMITED+<<                                                                         995,981
         25,400    CAPELLA EDUCATION COMPANY+<<                                                                           1,420,114
         64,200    CONCUR TECHNOLOGIES INCORPORATED+<<                                                                    2,023,584
         10,500    CTRIP.COM INTERNATIONAL ADR                                                                              543,900
         55,800    DEALERTRACK HOLDINGS INCORPORATED+                                                                     2,336,904
         60,700    DOUBLE-TAKE SOFTWARE INCORPORATED+                                                                     1,159,977
         59,400    FALCONSTOR SOFTWARE INCORPORATED+<<                                                                      715,770
         21,800    HURON CONSULTING GROUP INCORPORATED+                                                                   1,583,116
         89,428    OMNICELL INCORPORATED+                                                                                 2,552,274
         31,800    OMNITURE INCORPORATED+<<                                                                                 964,176
         53,500    PHASE FORWARD INCORPORATED+                                                                            1,070,535
         27,500    RADIANT SYSTEMS INCORPORATED+                                                                            435,325
         52,400    SHANDA INTERACTIVE ENTERTAINMENT LIMITED+                                                              1,949,804
         39,000    STRATASYS INCORPORATED+<<                                                                              1,074,840
         48,850    VOCUS INCORPORATED+                                                                                    1,428,374

                                                                                                                         20,254,674
                                                                                                                    ---------------
CHEMICALS & ALLIED PRODUCTS: 5.80%
         31,300    BIOMARIN PHARMACEUTICAL INCORPORATED+<<                                                                  779,370
         17,700    CHATTEM INCORPORATED+<<                                                                                1,248,204
         15,200    FMC CORPORATION                                                                                          790,704
         18,900    INVERNESS MEDICAL INNOVATIONS INCORPORATED+<<                                                          1,045,548
         41,500    MGI PHARMA INCORPORATED+                                                                               1,152,870

                                                                                                                          5,016,696
                                                                                                                    ---------------

COMMUNICATION & INFORMATION: 0.53%
         18,800    RRSAT GLOBAL COMMUNICATIONS NETWORK LIMITED+                                                             460,600
                                                                                                                    ---------------

COMMUNICATIONS: 3.53%
         17,300    ANIXTER INTERNATIONAL INCORPORATED+<<                                                                  1,426,385
         29,700    CBEYOND INCORPORATED+<<                                                                                1,211,463
          4,700    EQUINIX INCORPORATED+<<                                                                                  416,843

                                                                                                                          3,054,691
                                                                                                                    ---------------

COMMUNICATIONS EQUIPMENT: 1.18%
         15,200    GENERAL CABLE CORPORATION+<<                                                                           1,020,224
                                                                                                                    ---------------

82 Wells Fargo Advantage Master Portfolios

                                    Portfolio of Investments--September 30, 2007


EMERGING GROWTH PORTFOLIO
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
CONSTRUCTION SPECIAL TRADE CONTRACTORS: 0.85%
         27,900    QUANTA SERVICES INCORPORATED+<<                                                                  $       737,955
                                                                                                                    ---------------

EATING & DRINKING PLACES: 0.90%
          6,600    CHIPOTLE MEXICAN GRILL INCORPORATED+<<                                                                   779,658
                                                                                                                    ---------------

EDUCATIONAL SERVICES: 3.15%
         41,000    NEW ORIENTAL EDUCATION & TECHNOLOGY GROUP INCORPORATED+                                                2,728,960
                                                                                                                    ---------------

ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT: 11.63%
         42,300    ATHEROS COMMUNICATIONS INCORPORATED+<<                                                                 1,267,731
         56,400    CHINA SECURITY & SURVEILLANCE TECHNOLOGY INCORPORATED+<<                                               1,370,520
         64,898    COMTECH GROUP INCORPORATED+<<                                                                          1,181,793
         37,650    DIODES INCORPORATED+<<                                                                                 1,208,565
        136,800    MICROTUNE INCORPORATED+                                                                                  823,536
         51,100    OMNIVISION TECHNOLOGIES INCORPORATED+<<                                                                1,161,503
         52,600    SILICON MOTION TECHNOLOGY CORPORATION+                                                                 1,184,026
         20,100    UNIVERSAL ELECTRONICS INCORPORATED+                                                                      653,250
         22,600    VARIAN SEMICONDUCTOR EQUIPMENT ASSOCIATES INCORPORATED+                                                1,209,552

                                                                                                                         10,060,476
                                                                                                                    ---------------

FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT: 0.40%
          6,900    SNAP-ON INCORPORATED                                                                                     341,826
                                                                                                                    ---------------

FOOTWEAR: 6.01%
         51,500    CROCS INCORPORATED+<<                                                                                  3,463,375
         15,800    DECKERS OUTDOOR CORPORATION+<<                                                                         1,734,840

                                                                                                                          5,198,215
                                                                                                                    ---------------

INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT: 7.17%
         50,100    NUANCE COMMUNICATIONS INCORPORATED+<<                                                                    967,431
         37,200    THE MIDDLEBY CORPORATION+<<                                                                            2,400,888
         64,000    VERIFONE HOLDINGS INCORPORATED+<<                                                                      2,837,120

                                                                                                                          6,205,439
                                                                                                                    ---------------

MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS: 5.89%
          4,700    ARTHROCARE CORPORATION+<<                                                                                262,683
         39,600    FARO TECHNOLOGIES INCORPORATED+                                                                        1,748,340
         20,900    HOLOGIC INCORPORATED+<<                                                                                1,274,900
         35,500    ICON PLC+                                                                                              1,811,565

                                                                                                                          5,097,488
                                                                                                                    ---------------

MEDICAL EQUIPMENT & SUPPLIES: 4.32%
         70,891    CYNOSURE INCORPORATED+<<                                                                               2,615,878
         31,200    NUVASINE INCORPORATED+                                                                                 1,121,016

                                                                                                                          3,736,894
                                                                                                                    ---------------

METAL FABRICATE, HARDWARE: 0.49%
          9,300    CIRCOR INTERNATIONAL INCORPORATED                                                                        422,313
                                                                                                                    ---------------

MISCELLANEOUS MANUFACTURING INDUSTRIES: 0.74%
         27,600    TOMOTHERAPY INCORPORATED+<<                                                                              641,148
                                                                                                                    ---------------

MISCELLANEOUS RETAIL: 1.79%
         23,100    DICK'S SPORTING GOODS INCORPORATED+<<                                                                  1,551,165
                                                                                                                    ---------------

Portfolio of Investments--September 30, 2007

                                      Wells Fargo Advantage Master Portfolios 83


EMERGING GROWTH PORTFOLIO
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                       VALUE
OIL & GAS EXTRACTION: 4.50%
         39,300    ARENA RESOURCES INCORPORATED+<<                                                                  $   2,574,150
         14,400    CNX GAS CORPORATION+<<                                                                                 414,288
         28,100    GMX RESOURCES INCORPORATED+<<                                                                          903,977

                                                                                                                        3,892,415
                                                                                                                    -------------

PRINTING, PUBLISHING & ALLIED INDUSTRIES: 1.66%
         45,000    SHUTTERFLY INCORPORATED+<<                                                                           1,435,950
                                                                                                                    -------------

RUBBER & MISCELLANEOUS PLASTICS PRODUCTS: 1.15%
         40,600    COOPER TIRE & RUBBER COMPANY                                                                           990,640
                                                                                                                    -------------

SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES: 2.29%
         31,575    FCSTONE GROUP INCORPORATED+<<                                                                        1,018,925
         16,700    STIFEL FINANCIAL CORPORATION+<<                                                                        965,928

                                                                                                                        1,984,853
                                                                                                                    -------------

TRANSPORTATION BY AIR: 0.84%
         15,700    AIR METHODS CORPORATION+                                                                               725,340
                                                                                                                    -------------

TRANSPORTATION EQUIPMENT: 3.95%
         27,900    HEICO CORPORATION                                                                                    1,102,050
         37,700    ORBITAL SCIENCES CORPORATION+                                                                          838,448
          6,300    TRANSDIGN GROUP INCORPORATED+                                                                          287,973
         14,600    TRIUMPH GROUP INCORPORATED                                                                           1,192,966

                                                                                                                        3,421,437
                                                                                                                    -------------

WATER TRANSPORTATION: 1.39%
          9,400    DRYSHIPS INCORPORATED<<                                                                                853,990
         15,100    OCEANFREIGHT INCORPORATED                                                                              350,924

                                                                                                                        1,204,914
                                                                                                                    -------------

WHOLESALE TRADE NON-DURABLE GOODS: 1.58%
         12,500    WIMM-BILL-DANN FOODS OJSC ADR+                                                                       1,366,750
                                                                                                                    -------------

WHOLESALE TRADE-DURABLE GOODS: 0.17%
          4,250    LKQ CORPORATION+                                                                                       147,943
                                                                                                                    -------------

TOTAL COMMON STOCKS (COST $72,171,699)                                                                                 86,333,960
                                                                                                                    -------------

COLLATERAL FOR SECURITIES LENDING: 47.15%

COLLATERAL INVESTED IN MONEY MARKET FUNDS: 2.07%
        659,006    AIM SHORT-TERM INVESTMENT COMPANY - LIQUID ASSETS PORTFOLIO                                            659,006
        567,743    BLACKROCK TEMP FUND B #24 MONEY MARKET FUND                                                            567,743
        567,743    SCUDDER DAILY ASSETS MONEY MARKET FUND                                                                 567,743

                                                                                                                        1,794,492
                                                                                                                    -------------

PRINCIPAL                                                                           INTEREST RATE   MATURITY DATE
COLLATERAL INVESTED IN OTHER ASSETS: 45.08%
$       454,194    ALPINE SECURITIZATION CORPORATION                                     5.30%        10/03/2007          454,062
         75,699    ATLANTIC ASSET SECURITIZATION CORPORATION++                           5.30         10/02/2007           75,688
        378,495    ATLANTIC ASSET SECURITIZATION CORPORATION                             5.30         10/24/2007          377,227
        189,248    ATLAS CAPITAL FUNDING CORPORATION SERIES MTN1+/-++                    5.03         10/25/2007          189,249
        189,248    BANCO SANTANDER TOTTA LOAN+/-++                                       5.76         10/15/2008          189,223
        189,248    BANK OF IRELAND SERIES EXTC+/-++                                      5.35         10/14/2008          188,962

84 Wells Fargo Advantage Master Portfolios

                                    Portfolio of Investments--September 30, 2007


EMERGING GROWTH PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL          SECURITY NAME                                                    INTEREST RATE   MATURITY DATE      VALUE
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$       264,947    BANK OF MONTREAL                                                      5.08%        10/22/2007    $     264,910
        681,291    BARCLAYS REPURCHASE AGREEMENT - 102% COLLATERALIZED
                   (MATURITY VALUE $681,598)                                             5.40         10/01/2007          681,291
        264,947    BARTON CAPITAL CORPORATION                                            5.23         10/02/2007          264,907
        249,807    BARTON CAPITAL CORPORATION                                            5.24         10/15/2007          249,297
        206,068    BARTON CAPITAL CORPORATION                                            5.27         10/19/2007          205,528
        378,495    BEAR STEARNS & COMPANY INCORPORATED INTERNATIONAL REPURCHASE
                   AGREEMENT - 102% COLLATERALIZED (MATURITY VALUE $378,662)             5.30         10/01/2007          378,495
      1,059,787    BEAR STEARNS & COMPANY INCORPORATED REPURCHASE AGREEMENT -
                   102% COLLATERALIZED (MATURITY VALUE $1,060,259)                       5.35         10/01/2007        1,059,786
        151,398    BNP PARIBAS+/-                                                        5.33         05/07/2008          151,291
         81,470    BNP PARIBAS REPURCHASE AGREEMENT - 102% COLLATERALIZED
                   (MATURITY VALUE $81,506)                                              5.29         10/01/2007           81,470
      1,135,486    BNP PARIBAS REPURCHASE AGREEMENT - 102% COLLATERALIZED
                   (MATURITY VALUE $1,135,990)                                           5.33         10/01/2007        1,135,486
        204,387    CAFCO LLC++                                                           5.20         10/02/2007          204,357
        113,549    CANCARA ASSET SECURITIZATION LIMITED++                                5.19         10/17/2007          113,284
        257,377    CHARIOT FUNDING LLC                                                   5.18         10/18/2007          256,738
        264,947    CHARIOT FUNDING LLC++                                                 5.31         10/09/2007          264,637
        264,947    CHARIOT FUNDING LLC++                                                 5.37         10/04/2007          264,830
        492,044    CHEYNE FINANCE LLC+/-++^^                                             4.98         02/25/2008          471,373
        378,495    CHEYNE FINANCE LLC+/-++^^                                             5.29         05/19/2008          378,495
         75,699    CIT GROUP INCORPORATED+/-                                             5.67         12/19/2007           75,293
         83,458    CIT GROUP INCORPORATED+/-                                             5.73         11/23/2007           82,990
      1,292,424    CITIGROUP REPURCHASE AGREEMENT - 102% COLLATERALIZED
                   (MATURITY VALUE $1,292,998)                                           5.33         10/01/2007        1,292,424
         37,850    CLIPPER RECEIVABLES CORPORATION++                                     5.22         10/01/2007           37,849
         37,850    COMERICA BANK+/-                                                      5.82         02/08/2008           37,878
      2,417,516    CREDIT SUISSE FIRST BOSTON REPURCHASE AGREEMENT - 102%
                   COLLATERALIZED (MATURITY VALUE $2,418,594)                            5.35         10/01/2007        2,417,516
        454,194    CULLINAN FINANCE CORPORATION+/-++                                     5.11         02/25/2008          454,194
        189,248    CULLINAN FINANCE CORPORATION+/-++                                     5.32         02/12/2008          189,234
        567,743    CULLINAN FINANCE CORPORATION+/-++                                     5.32         08/04/2008          567,618
      1,135,486    EBBETS FUNDING LLC++                                                  5.90         10/01/2007        1,135,486
        416,345    ERASMUS CAPITAL CORPORATION++                                         5.34         10/10/2007          415,799
         75,699    ERASMUS CAPITAL CORPORATION++                                         5.65         10/01/2007           75,699
        378,495    FAIRWAY FINANCE CORPORATION++                                         5.25         10/10/2007          377,999
        302,796    FAIRWAY FINANCE CORPORATION++                                         5.30         10/05/2007          302,620
        189,248    FALCON ASSET SECURITIZATION CORPORATION                               5.35         11/06/2007          188,256
        756,990    FIVE FINANCE INCORPORATED+/-++                                        5.30         07/09/2008          756,423
        279,329    FOUNTAIN SQUARE COMMERCIAL FUNDING CORPORATION                        5.38         10/31/2007          278,109
        189,248    GALLEON CAPITAL LLC++                                                 5.25         10/02/2007          189,219
        310,366    GALLEON CAPITAL LLC++                                                 5.28         10/01/2007          310,366
        196,818    GALLEON CAPITAL LLC                                                   5.34         10/19/2007          196,302
         75,699    HARRIER FINANCE FUNDING LLC+/-                                        5.15         04/25/2008           75,699
        189,248    HARRIER FINANCE FUNDING LLC+/-++                                      5.31         01/11/2008          189,068
        378,495    HUDSON-THAMES LLC+/-++                                                5.67         06/16/2008          378,828
        492,044    ING (USA) ANNUITY & LIFE INSURANCE COMPANY+/-                         5.82         08/16/2008          492,044
        189,248    INTESA BANK (IRELAND) PLC SERIES BKNT+/-++                            5.14         10/24/2008          189,102
      4,390,544    JPMORGAN CHASE SECURITIES CORPORATION REPURCHASE AGREEMENT -
                   102% COLLATERALIZED (MATURITY VALUE $4,392,501)                       5.35         10/01/2007        4,390,544

Portfolio of Investments--September 30, 2007

                                      Wells Fargo Advantage Master Portfolios 85


EMERGING GROWTH PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL          SECURITY NAME                                                    INTEREST RATE   MATURITY DATE      VALUE
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$       598,022    K2 (USA) LLC                                                          6.11%        10/05/2007    $     597,676
        435,269    KESTREL FUNDING US LLC+/-++                                           5.10         02/25/2008          434,869
         75,699    KESTREL FUNDING US LLC+/-                                             5.15         04/25/2008           75,699
        113,549    KESTREL FUNDING US LLC                                                5.88         10/09/2007          113,416
        302,796    LIBERTY STREET FUNDING CORPORATION                                    5.28         10/01/2007          302,796
        378,495    LINKS FINANCE LLC+/-++                                                5.32         08/15/2008          377,920
        507,184    LIQUID FUNDING LIMITED+/-++                                           5.34         11/13/2007          507,184
        560,173    LIQUID FUNDING LIMITED+/-++                                           5.70         06/11/2008          560,632
        159,725    METLIFE GLOBAL FUNDING I+/-++                                         5.43         10/05/2007          159,725
      2,471,655    MORGAN STANLEY REPURCHASE AGREEMENT - 102% COLLATERALIZED
                   (MATURITY VALUE $2,472,753)                                           5.33         10/01/2007        2,471,655
         35,011    MORGAN STANLEY SERIES EXL+/-                                          5.83         10/14/2008           34,974
        664,448    NORTH SEA FUNDING LLC                                                 5.36         10/15/2007          663,093
        378,495    NORTH SEA FUNDING LLC++                                               5.45         10/03/2007          378,385
        378,495    NORTHERN ROCK PLC+/-++SS.                                             5.78         11/04/2008          376,909
        101,346    PERRY GLOBAL FUNDING LLC SERIES A                                     5.59         10/11/2007          101,198
        215,742    PREMIUM ASSET TRUST+/-++                                              5.33         12/21/2007          215,788
        189,248    PREMIUM ASSET TRUST SERIES 06-B++                                     5.50         12/16/2007          189,248
        143,828    PYXIS MASTER TRUST SERIES 2007-3+/-++                                 5.51         11/27/2007          143,828
         30,620    RACERS TRUST SERIES 2004-6-MM+/-++                                    5.19         03/24/2008           30,584
        605,592    REGENCY MARKETS #1 LLC++                                              5.21         10/12/2007          604,623
        287,656    REGENCY MARKETS #1 LLC++                                              5.25         10/04/2007          287,530
        151,398    ROYAL BANK OF SCOTLAND GROUP PLC                                      5.55         10/05/2007          151,401
        537,463    SCALDIS CAPITAL LIMITED++                                             5.26         10/04/2007          537,227
        522,323    SCALDIS CAPITAL LIMITED                                               5.29         10/22/2007          520,725
        492,044    SEDNA FINANCE INCORPORATED                                            5.38         10/09/2007          491,468
        272,517    SEDNA FINANCE INCORPORATED+/-++                                       5.79         04/10/2008          272,342
        113,549    SHEFFIELD RECEIVABLES CORPORATION++                                   5.25         10/05/2007          113,483
        193,033    SHIPROCK FINANCE SERIES 2007-4A+/-++                                  5.82         04/11/2008          193,033
        147,613    SKANDINAVISKA ENSKILDA BANKEN AB (NEW YORK)+/-                        5.11         02/29/2008          147,588
        189,248    SKANDINAVISKA ENSKILDA BANKEN AB (NEW YORK)+/-                        5.70         02/04/2008          189,408
        151,398    SLM CORPORATION+/-++                                                  5.81         05/12/2008          150,070
        234,667    STANFIELD VICTORIA FUNDING LLC+/-++                                   5.36         04/03/2008          234,585
        378,495    STANFIELD VICTORIA FUNDING LLC+/-++                                   5.57         02/15/2008          378,533
        378,495    TANGO FINANCE CORPORATION                                             5.37         10/04/2007          378,329
        461,764    THAMES ASSET GLOBAL SECURITIZATION #1 INCORPORATED++                  5.30         10/15/2007          460,822
         45,419    THAMES ASSET GLOBAL SECURITIZATION #1 INCORPORATED                    5.31         10/17/2007           45,314
        157,848    THUNDER BAY FUNDING INCORPORATED                                      5.32         10/25/2007          157,295
        370,335    THUNDER BAY FUNDING INCORPORATED++                                    5.33         10/02/2007          370,279
         43,762    TRAVELERS INSURANCE COMPANY+/-                                        5.89         02/08/2008           43,761
         60,559    TULIP FUNDING CORPORATION++                                           5.25         10/04/2007           60,533
        302,796    TULIP FUNDING CORPORATION                                             5.27         10/26/2007          301,691
        189,248    UNICREDITO ITALIANO BANK (IRELAND) SERIES EXL+/-++                    5.77         10/08/2008          188,896
        189,248    UNICREDITO ITALIANO BANK (IRELAND) SERIES LIB+/-++                    5.84         10/08/2008          188,901
         75,699    VERSAILLES CDS LLC++                                                  5.24         10/03/2007           75,677
        302,796    VERSAILLES CDS LLC                                                    5.39         10/16/2007          302,133
        378,495    VERSAILLES CDS LLC                                                    5.40         10/23/2007          377,280

86 Wells Fargo Advantage Master Portfolios

                                    Portfolio of Investments--September 30, 2007


EMERGING GROWTH PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL          SECURITY NAME                                                    INTEREST RATE   MATURITY DATE      VALUE
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$       325,506    VICTORIA FINANCE LLC+/-++                                             5.32%        07/28/2008    $     324,845
        189,248    VICTORIA FINANCE LLC+/-++                                             5.34         08/07/2008          189,248
        378,495    WHITE PINE FINANCE LLC+/-++                                           5.46         02/22/2008          378,533
        151,398    ZELA FINANCE CORPORATION                                              5.32         10/26/2007          150,844

                                                                                                                       38,999,121
                                                                                                                    -------------

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $40,793,613)                                                             40,793,613
                                                                                                                    -------------

SHARES
SHORT-TERM INVESTMENTS: 0.94%
        812,341    WELLS FARGO ADVANTAGE MONEY MARKET TRUST~+++                                                           812,341
                                                                                                                    -------------

TOTAL SHORT-TERM INVESTMENTS (COST $812,341)                                                                              812,341
                                                                                                                    -------------

TOTAL INVESTMENTS IN SECURITIES
(COST $113,777,653)*                                 147.87%                                                        $ 127,939,914

OTHER ASSETS AND LIABILITIES, NET                    (47.87)                                                          (41,420,034)
                                                     ------                                                         -------------

TOTAL NET ASSETS                                     100.00%                                                        $  86,519,880
                                                     ------                                                         -------------

--------------------------------------------------------------------------------

+     Non-income earning securities.

<<    All or a portion of this security is on loan. (See Note 2)

+/-   Variable rate investments.

++ ecurities that may be resold to "qualified institutional buyers" under rule 144A or securities offered pursuant to section 4(2) of the Securities Act of 1933, as amended.

^^ This security is currently in default with regards to scheduled interest or principal payments.

ss. These securities are subject to a demand feature which reduces the effective maturity.

~ This Wells Fargo Advantage Fund invests cash balances that it retains for liquidity purposes in a Wells Fargo Advantage Money Market Fund. The fund does not pay an investment advisory fee for such investments.

+++   Security of an affiliate of the fund with a cost of $812,341.

* Cost for federal income tax purposes is $113,977,736 and net unrealized appreciation (depreciation) consists of:

      Gross unrealized appreciation               $ 14,311,885
      Gross unrealized depreciation                   (349,707)
                                                  ------------
      Net unrealized appreciation (depreciation)  $ 13,962,178

      The accompanying notes are an integral part of these financial statements.

Portfolio of Investments--September 30, 2007

                                      Wells Fargo Advantage Master Portfolios 87


EQUITY INCOME PORTFOLIO
--------------------------------------------------------------------------------

SHARES         SECURITY NAME                                                                                              VALUE
COMMON STOCKS: 98.99%

BUSINESS SERVICES: 2.06%
     228,650   MICROSOFT CORPORATION                                                                                  $   6,736,029
     360,775   SYMANTEC CORPORATION+                                                                                      6,991,820

                                                                                                                         13,727,849
                                                                                                                      -------------
CHEMICALS & ALLIED PRODUCTS: 11.60%
     145,275   ABBOTT LABORATORIES                                                                                        7,789,646
      85,497   AIR PRODUCTS & CHEMICALS INCORPORATED                                                                      8,358,187
      65,275   COLGATE-PALMOLIVE COMPANY                                                                                  4,655,413
     191,509   E.I. DU PONT DE NEMOURS & COMPANY<<                                                                        9,491,186
      98,240   JOHNSON & JOHNSON                                                                                          6,454,368
     537,735   PFIZER INCORPORATED                                                                                       13,136,866
     222,085   PROCTER & GAMBLE COMPANY                                                                                  15,621,459
     106,606   ROHM & HAAS COMPANY<<                                                                                      5,934,756
     128,675   WYETH                                                                                                      5,732,471

                                                                                                                         77,174,352
                                                                                                                      -------------
COMMUNICATIONS: 6.29%
      53,500   ALLTEL CORPORATION                                                                                         3,727,880
     505,340   AT&T INCORPORATED                                                                                         21,380,935
     346,886   VERIZON COMMUNICATIONS INCORPORATED                                                                       15,360,112
      98,683   WINDSTREAM CORPORATION                                                                                     1,393,404

                                                                                                                         41,862,331
                                                                                                                      -------------
DEPOSITORY INSTITUTIONS: 13.30%
     411,730   BANK OF AMERICA CORPORATION<<                                                                             20,697,667
     122,780   BANK OF NEW YORK MELLON CORPORATION                                                                        5,419,509
     511,015   CITIGROUP INCORPORATED<<                                                                                  23,849,070
     363,415   JPMORGAN CHASE & COMPANY                                                                                  16,651,675
     261,906   US BANCORP                                                                                                 8,519,802
     265,365   WACHOVIA CORPORATION                                                                                      13,308,055

                                                                                                                         88,445,778
                                                                                                                      -------------
EATING & DRINKING PLACES: 1.06%
     129,920   MCDONALD'S CORPORATION<<                                                                                   7,076,742
                                                                                                                      -------------
ELECTRIC, GAS & SANITARY SERVICES: 4.88%
      63,183   DOMINION RESOURCES INCORPORATED                                                                            5,326,327
       2,300   EXELON CORPORATION<<                                                                                         173,328
      66,395   FIRSTENERGY CORPORATION<<                                                                                  4,205,459
     176,345   FPL GROUP INCORPORATED<<                                                                                  10,735,884
     217,275   MDU RESOURCES GROUP INCORPORATED                                                                           6,048,936
      67,865   PUBLIC SERVICE ENTERPRISE GROUP INCORPORATED<<                                                             5,971,441

                                                                                                                         32,461,375
                                                                                                                      -------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT: 6.74%
     183,225   CISCO SYSTEMS INCORPORATED+                                                                                6,066,580
     157,825   EMERSON ELECTRIC COMPANY                                                                                   8,399,447
     553,369   GENERAL ELECTRIC COMPANY                                                                                  22,909,477
     197,420   NOKIA OYJ ADR                                                                                              7,488,141

                                                                                                                         44,863,645
                                                                                                                      -------------

88 Wells Fargo Advantage Master Portfolios

                                    Portfolio of Investments--September 30, 2007


EQUITY INCOME PORTFOLIO
--------------------------------------------------------------------------------

SHARES         SECURITY NAME                                                                                              VALUE
FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT: 2.12%
     128,150   COMMERCIAL METALS COMPANY                                                                              $   4,055,948
     123,135   FORTUNE BRANDS INCORPORATED                                                                               10,034,271

                                                                                                                         14,090,219
                                                                                                                      -------------
FOOD & KINDRED PRODUCTS: 1.86%
      77,637   KRAFT FOODS INCORPORATED CLASS A                                                                           2,679,253
     132,120   PEPSICO INCORPORATED                                                                                       9,679,111

                                                                                                                         12,358,364
                                                                                                                      -------------
FOOD STORES: 0.71%
     143,200   SAFEWAY INCORPORATED                                                                                       4,741,352
                                                                                                                      -------------
GENERAL MERCHANDISE STORES: 2.39%
      90,204   MACY'S INCORPORATED                                                                                        2,915,393
     203,745   TARGET CORPORATION                                                                                        12,952,070

                                                                                                                         15,867,463
                                                                                                                      -------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT: 5.46%
      82,216   3M COMPANY                                                                                                 7,693,773
     260,195   HEWLETT-PACKARD COMPANY                                                                                   12,955,109
     292,900   INTEL CORPORATION                                                                                          7,574,394
      68,492   INTERNATIONAL BUSINESS MACHINES CORPORATION                                                                8,068,358

                                                                                                                         36,291,634
                                                                                                                      -------------
INSURANCE CARRIERS: 8.66%
     157,220   ALLSTATE CORPORATION                                                                                       8,991,412
     214,793   AMERICAN INTERNATIONAL GROUP INCORPORATED                                                                 14,530,746
     184,580   METLIFE INCORPORATED                                                                                      12,870,763
     281,275   THE TRAVELERS COMPANIES INCORPORATED                                                                      14,159,384
      89,000   WELLPOINT INCORPORATED+                                                                                    7,023,880

                                                                                                                         57,576,185
                                                                                                                      -------------
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS: 1.51%
      42,834   BECTON DICKINSON & COMPANY                                                                                 3,514,530
      94,425   ROCKWELL AUTOMATION INCORPORATED<<                                                                         6,563,482

                                                                                                                         10,078,012
                                                                                                                      -------------
MEDICAL PRODUCTS: 0.75%
      96,000   MERCK & COMPANY INCORPORATED                                                                               4,962,240
                                                                                                                      -------------
MISCELLANEOUS RETAIL: 0.82%
     137,800   CVS CAREMARK CORPORATION                                                                                   5,461,014
                                                                                                                      -------------
MOTION PICTURES: 1.53%
     303,475   TIME WARNER INCORPORATED                                                                                   5,571,801
     133,615   WALT DISNEY COMPANY<<                                                                                      4,595,020

                                                                                                                         10,166,821
                                                                                                                      -------------
NON-DEPOSITORY CREDIT INSTITUTIONS: 4.14%
     141,500   AMERICAN CAPITAL STRATEGIES LIMITED<<                                                                      6,046,295
     124,360   AMERICAN EXPRESS COMPANY                                                                                   7,383,253
      89,200   CAPITAL ONE FINANCIAL CORPORATION<<                                                                        5,925,556
     311,300   CAPITALSOURCE INCORPORATED<<                                                                               6,300,712
      89,613   DISCOVER FINANCIAL SERVICES                                                                                1,863,950

                                                                                                                         27,519,766
                                                                                                                      -------------

Portfolio of Investments--September 30, 2007

                                      Wells Fargo Advantage Master Portfolios 89


EQUITY INCOME PORTFOLIO
--------------------------------------------------------------------------------

SHARES         SECURITY NAME                                                                                              VALUE
OIL & GAS EXTRACTION: 2.44%
       2,000   ANADARKO PETROLEUM CORPORATION<<                                                                       $     107,500
     147,275   CHESAPEAKE ENERGY CORPORATION                                                                              5,192,917
     205,075   HALLIBURTON COMPANY<<                                                                                      7,874,880
       2,200   SCHLUMBERGER LIMITED                                                                                         231,000
      45,050   TIDEWATER INCORPORATED<<                                                                                   2,830,942

                                                                                                                         16,237,239
                                                                                                                      -------------
PETROLEUM REFINING & RELATED INDUSTRIES: 12.17%
     235,645   CHEVRON CORPORATION<<                                                                                     22,051,659
     218,675   CONOCOPHILLIPS                                                                                            19,193,105
     317,011   EXXON MOBIL CORPORATION                                                                                   29,342,538
     116,450   MARATHON OIL CORPORATION<<                                                                                 6,639,979
      55,225   VALERO ENERGY CORPORATION<<                                                                                3,710,016

                                                                                                                         80,937,297
                                                                                                                      -------------
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES: 3.67%
      16,747   AMERIPRISE FINANCIAL INCORPORATED                                                                          1,056,903
      21,350   GOLDMAN SACHS GROUP INCORPORATED                                                                           4,627,399
      68,700   LEHMAN BROTHERS HOLDINGS INCORPORATED                                                                      4,240,851
      52,600   MERRILL LYNCH & COMPANY INCORPORATED<<                                                                     3,749,328
     170,825   MORGAN STANLEY                                                                                            10,761,975

                                                                                                                         24,436,456
                                                                                                                      -------------
TOBACCO PRODUCTS: 1.35%
     129,625   ALTRIA GROUP INCORPORATED                                                                                  9,012,826
                                                                                                                      -------------
TRANSPORTATION EQUIPMENT: 3.12%
     183,255   HONEYWELL INTERNATIONAL INCORPORATED                                                                      10,898,175
     122,100   UNITED TECHNOLOGIES CORPORATION                                                                            9,826,605

                                                                                                                         20,724,780
                                                                                                                      -------------
WHOLESALE TRADE NON-DURABLE GOODS: 0.36%
      68,050   SYSCO CORPORATION                                                                                          2,421,900
                                                                                                                      -------------

TOTAL COMMON STOCKS (COST $471,711,497)                                                                                 658,495,640
                                                                                                                      -------------

COLLATERAL FOR SECURITIES LENDING: 13.83%

COLLATERAL INVESTED IN MONEY MARKET FUNDS: 0.61%
   1,485,957   AIM SHORT-TERM INVESTMENT COMPANY - LIQUID ASSETS PORTFOLIO                                                1,485,957
   1,280,172   BLACKROCK TEMP FUND B #24 MONEY MARKET FUND                                                                1,280,173
   1,280,172   SCUDDER DAILY ASSETS MONEY MARKET FUND                                                                     1,280,172

                                                                                                                          4,046,302
                                                                                                                      -------------

PRINCIPAL                                                                             INTEREST RATE   MATURITY DATE
COLLATERAL INVESTED IN OTHER ASSETS: 13.22%
$  1,024,138   ALPINE SECURITIZATION CORPORATION                                          5.30%         10/03/2007        1,023,841
     170,690   ATLANTIC ASSET SECURITIZATION CORPORATION++                                5.30          10/02/2007          170,664
     853,448   ATLANTIC ASSET SECURITIZATION CORPORATION                                  5.30          10/24/2007          850,589
     426,724   ATLAS CAPITAL FUNDING CORPORATION SERIES MTN1+/-++                         5.03          10/25/2007          426,728
     426,724   BANCO SANTANDER TOTTA LOAN+/-++                                            5.76          10/15/2008          426,669
     426,724   BANK OF IRELAND SERIES EXTC+/-++                                           5.35          10/14/2008          426,080
     597,414   BANK OF MONTREAL                                                           5.08          10/22/2007          597,330

90 Wells Fargo Advantage Master Portfolios

                                    Portfolio of Investments--September 30, 2007


EQUITY INCOME PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL      SECURITY NAME                                                          INTEREST RATE   MATURITY DATE       VALUE
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$  1,536,207   BARCLAYS REPURCHASE AGREEMENT - 102% COLLATERALIZED (MATURITY VALUE
               $1,536,898)                                                                5.40%         10/01/2007    $   1,536,207
     597,414   BARTON CAPITAL CORPORATION                                                 5.23          10/02/2007          597,324
     563,276   BARTON CAPITAL CORPORATION                                                 5.24          10/15/2007          562,127
     464,651   BARTON CAPITAL CORPORATION                                                 5.27          10/19/2007          463,434
     853,448   BEAR STEARNS & COMPANY INCORPORATED INTERNATIONAL REPURCHASE
               AGREEMENT - 102% COLLATERALIZED (MATURITY VALUE $853,825)                  5.30          10/01/2007          853,448
   2,389,655   BEAR STEARNS & COMPANY INCORPORATED REPURCHASE AGREEMENT - 102%
               COLLATERALIZED (MATURITY VALUE $2,390,720)                                 5.35          10/01/2007        2,389,655
     341,379   BNP PARIBAS+/-                                                             5.33          05/07/2008          341,137
     183,702   BNP PARIBAS REPURCHASE AGREEMENT - 102% COLLATERALIZED (MATURITY
               VALUE $183,783)                                                            5.29          10/01/2007          183,701
   2,560,345   BNP PARIBAS REPURCHASE AGREEMENT - 102% COLLATERALIZED (MATURITY
               VALUE $2,561,482)                                                          5.33          10/01/2007        2,560,345
     460,862   CAFCO LLC++                                                                5.20          10/02/2007          460,793
     256,034   CANCARA ASSET SECURITIZATION LIMITED++                                     5.19          10/17/2007          255,438
     580,345   CHARIOT FUNDING LLC                                                        5.18          10/18/2007          578,905
     597,414   CHARIOT FUNDING LLC++                                                      5.31          10/09/2007          596,715
     597,414   CHARIOT FUNDING LLC++                                                      5.37          10/04/2007          597,151
   1,109,483   CHEYNE FINANCE LLC+/-++^^                                                  4.98          02/25/2008        1,062,873
     853,448   CHEYNE FINANCE LLC+/-++^^                                                  5.29          05/19/2008          853,448
     170,690   CIT GROUP INCORPORATED+/-                                                  5.67          12/19/2007          169,773
     188,185   CIT GROUP INCORPORATED+/-                                                  5.73          11/23/2007          187,130
   2,914,217   CITIGROUP REPURCHASE AGREEMENT - 102% COLLATERALIZED (MATURITY
               VALUE $2,915,511)                                                          5.33          10/01/2007        2,914,217
      85,345   CLIPPER RECEIVABLES CORPORATION++                                          5.22          10/01/2007           85,345
      85,345   COMERICA BANK+/-                                                           5.82          02/08/2008           85,410
   5,451,126   CREDIT SUISSE FIRST BOSTON REPURCHASE AGREEMENT - 102%
               COLLATERALIZED (MATURITY VALUE $5,453,556)                                 5.35          10/01/2007        5,451,126
   1,024,138   CULLINAN FINANCE CORPORATION+/-++                                          5.11          02/25/2008        1,024,138
     426,724   CULLINAN FINANCE CORPORATION+/-++                                          5.32          02/12/2008          426,694
   1,280,172   CULLINAN FINANCE CORPORATION+/-++                                          5.32          08/04/2008        1,279,891
   2,560,345   EBBETS FUNDING LLC++                                                       5.90          10/01/2007        2,560,345
     938,793   ERASMUS CAPITAL CORPORATION++                                              5.34          10/10/2007          937,563
     170,690   ERASMUS CAPITAL CORPORATION++                                              5.65          10/01/2007          170,690
     853,448   FAIRWAY FINANCE CORPORATION++                                              5.25          10/10/2007          852,330
     682,759   FAIRWAY FINANCE CORPORATION++                                              5.30          10/05/2007          682,363
     426,724   FALCON ASSET SECURITIZATION CORPORATION                                    5.35          11/06/2007          424,488
   1,706,896   FIVE FINANCE INCORPORATED+/-++                                             5.30          07/09/2008        1,705,616
     629,845   FOUNTAIN SQUARE COMMERCIAL FUNDING CORPORATION                             5.38          10/31/2007          627,092
     426,724   GALLEON CAPITAL LLC++                                                      5.25          10/02/2007          426,660
     699,828   GALLEON CAPITAL LLC++                                                      5.28          10/01/2007          699,827
     443,793   GALLEON CAPITAL LLC                                                        5.34          10/19/2007          442,630
     170,690   HARRIER FINANCE FUNDING LLC+/-                                             5.15          04/25/2008          170,690
     426,724   HARRIER FINANCE FUNDING LLC+/-++                                           5.31          01/11/2008          426,319
     853,448   HUDSON-THAMES LLC+/-++                                                     5.67          06/16/2008          854,199
   1,109,483   ING (USA) ANNUITY & LIFE INSURANCE COMPANY+/-                              5.82          08/16/2008        1,109,483
     426,724   INTESA BANK (IRELAND) PLC SERIES BKNT+/-++                                 5.14          10/24/2008          426,395
   9,899,999   JPMORGAN CHASE SECURITIES CORPORATION REPURCHASE AGREEMENT - 102%
               COLLATERALIZED (MATURITY VALUE $9,904,413)                                 5.35          10/01/2007        9,899,999
   1,348,448   K2 (USA) LLC                                                               6.11          10/05/2007        1,347,666

Portfolio of Investments--September 30, 2007

                                      Wells Fargo Advantage Master Portfolios 91


EQUITY INCOME PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL      SECURITY NAME                                                          INTEREST RATE   MATURITY DATE       VALUE
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$    981,465   KESTREL FUNDING US LLC+/-++                                                5.10%         02/25/2008    $     980,562
     170,690   KESTREL FUNDING US LLC+/-                                                  5.15          04/25/2008          170,690
     256,034   KESTREL FUNDING US LLC                                                     5.88          10/09/2007          255,735
     682,759   LIBERTY STREET FUNDING CORPORATION                                         5.28          10/01/2007          682,759
     853,448   LINKS FINANCE LLC+/-++                                                     5.32          08/15/2008          852,151
   1,143,621   LIQUID FUNDING LIMITED+/-++                                                5.34          11/13/2007        1,143,621
   1,263,103   LIQUID FUNDING LIMITED+/-++                                                5.70          06/11/2008        1,264,139
     360,155   METLIFE GLOBAL FUNDING I+/-++                                              5.43          10/05/2007          360,155
   5,573,200   MORGAN STANLEY REPURCHASE AGREEMENT - 102% COLLATERALIZED
               (MATURITY VALUE $5,575,675)                                                5.33          10/01/2007        5,573,200
      78,944   MORGAN STANLEY SERIES EXL+/-                                               5.83          10/14/2008           78,861
   1,498,228   NORTH SEA FUNDING LLC                                                      5.36          10/15/2007        1,495,172
     853,448   NORTH SEA FUNDING LLC++                                                    5.45          10/03/2007          853,201
     853,448   NORTHERN ROCK PLC+/-++SS.                                                  5.78          11/04/2008          849,872
     228,519   PERRY GLOBAL FUNDING LLC SERIES A                                          5.59          10/11/2007          228,186
     486,465   PREMIUM ASSET TRUST+/-++                                                   5.33          12/21/2007          486,568
     426,724   PREMIUM ASSET TRUST SERIES 06-B++                                          5.50          12/16/2007          426,724
     324,310   PYXIS MASTER TRUST SERIES 2007-3+/-++                                      5.51          11/27/2007          324,310
      69,044   RACERS TRUST SERIES 2004-6-MM+/-++                                         5.19          03/24/2008           68,962
   1,365,517   REGENCY MARKETS #1 LLC++                                                   5.21          10/12/2007        1,363,332
     648,621   REGENCY MARKETS #1 LLC++                                                   5.25          10/04/2007          648,335
     341,379   ROYAL BANK OF SCOTLAND GROUP PLC                                           5.55          10/05/2007          341,386
   1,211,896   SCALDIS CAPITAL LIMITED++                                                  5.26          10/04/2007        1,211,363
   1,177,759   SCALDIS CAPITAL LIMITED                                                    5.29          10/22/2007        1,174,155
   1,109,483   SEDNA FINANCE INCORPORATED                                                 5.38          10/09/2007        1,108,185
     614,483   SEDNA FINANCE INCORPORATED+/-++                                            5.79          04/10/2008          614,089
     256,034   SHEFFIELD RECEIVABLES CORPORATION++                                        5.25          10/05/2007          255,886
     435,259   SHIPROCK FINANCE SERIES 2007-4A+/-++                                       5.82          04/11/2008          435,259
     332,845   SKANDINAVISKA ENSKILDA BANKEN AB (NEW YORK)+/-                             5.11          02/29/2008          332,789
     426,724   SKANDINAVISKA ENSKILDA BANKEN AB (NEW YORK)+/-                             5.70          02/04/2008          427,087
     341,379   SLM CORPORATION+/-++                                                       5.81          05/12/2008          338,385
     529,138   STANFIELD VICTORIA FUNDING LLC+/-++                                        5.36          04/03/2008          528,953
     853,448   STANFIELD VICTORIA FUNDING LLC+/-++                                        5.57          02/15/2008          853,533
     853,448   TANGO FINANCE CORPORATION                                                  5.37          10/04/2007          853,073
   1,041,207   THAMES ASSET GLOBAL SECURITIZATION #1 INCORPORATED++                       5.30          10/15/2007        1,039,083
     102,414   THAMES ASSET GLOBAL SECURITIZATION #1 INCORPORATED                         5.31          10/17/2007          102,175
      98,676   THE TRAVELERS INSURANCE COMPANY+/-                                         5.89          02/08/2008           98,674
     355,922   THUNDER BAY FUNDING INCORPORATED                                           5.32          10/25/2007          354,676
     835,048   THUNDER BAY FUNDING INCORPORATED++                                         5.33          10/02/2007          834,923
     136,552   TULIP FUNDING CORPORATION++                                                5.25          10/04/2007          136,492
     682,759   TULIP FUNDING CORPORATION                                                  5.27          10/26/2007          680,266
     426,724   UNICREDITO ITALIANO BANK (IRELAND) SERIES EXL+/-++                         5.77          10/08/2008          425,930
     426,724   UNICREDITO ITALIANO BANK (IRELAND) SERIES LIB+/-++                         5.84          10/08/2008          425,943
     170,690   VERSAILLES CDS LLC++                                                       5.24          10/03/2007          170,640
     682,759   VERSAILLES CDS LLC                                                         5.39          10/16/2007          681,263
     853,448   VERSAILLES CDS LLC                                                         5.40          10/23/2007          850,709
     733,965   VICTORIA FINANCE LLC+/-++                                                  5.32          07/28/2008          732,475

92 Wells Fargo Advantage Master Portfolios

                                    Portfolio of Investments--September 30, 2007


EQUITY INCOME PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL      SECURITY NAME                                                          INTEREST RATE   MATURITY DATE       VALUE
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$    426,724   VICTORIA FINANCE LLC+/-++                                                  5.34%         08/07/2008    $     426,724
     853,448   WHITE PINE FINANCE LLC+/-++                                                5.46          02/22/2008          853,534
     341,379   ZELA FINANCE CORPORATION                                                   5.32          10/26/2007          340,133

                                                                                                                         87,936,999
                                                                                                                      -------------

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $91,983,301)                                                               91,983,301
                                                                                                                      -------------

SHARES
SHORT-TERM INVESTMENTS: 0.94%
   6,287,603   WELLS FARGO ADVANTAGE MONEY MARKET TRUST~+++                                                               6,287,603
                                                                                                                      -------------

TOTAL SHORT-TERM INVESTMENTS (COST $6,287,603)                                                                            6,287,603
                                                                                                                      -------------

TOTAL INVESTMENTS IN SECURITIES
(COST $569,982,401)*                             113.76%                                                              $ 756,766,544

OTHER ASSETS AND LIABILITIES, NET                (13.76)                                                                (91,532,261)
                                                 ------                                                               -------------
TOTAL NET ASSETS                                 100.00%                                                              $ 665,234,283
                                                 ------                                                               -------------

--------------------------------------------------------------------------------

+     Non-income earning securities.

<<    All or a portion of this security is on loan. (See Note 2)

+/-   Variable rate investments.

++ Securities that may be resold to "qualified institutional buyers" under rule 144A or securities offered pursuant to section 4(2) of the Securities Act of 1933, as amended.

^^ This security is currently in default with regards to scheduled interest or principal payments.

ss. These securities are subject to a demand feature which reduces the effective maturity.

~ This Wells Fargo Advantage Fund invests cash balances that it retains for liquidity purposes in a Wells Fargo Advantage Money Market Fund. The fund does not pay an investment advisory fee for such investments.

+++   Security of an affiliate of the fund with a cost of $6,287,603.

* Cost for federal income tax purposes is $570,252,499 and net unrealized appreciation (depreciation) consists of:

      Gross unrealized appreciation                    $ 192,920,711
      Gross unrealized depreciation                       (6,406,666)
                                                       -------------
      Net unrealized appreciation (depreciation)       $ 186,514,045

      The accompanying notes are an integral part of these financial statements.

Portfolio of Investments--September 30, 2007

                                      Wells Fargo Advantage Master Portfolios 93


EQUITY VALUE PORTFOLIO
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
COMMON STOCKS: 97.17%

APPAREL & ACCESSORY STORES: 0.61%
         74,200    PHILLIPS-VAN HEUSEN CORPORATION                                                                  $     3,894,016
                                                                                                                    ---------------
BUSINESS SERVICES: 1.13%
         91,600    NCR CORPORATION+                                                                                       4,561,680
        474,900    SUN MICROSYSTEMS INCORPORATED+                                                                         2,664,189

                                                                                                                          7,225,869
                                                                                                                    ---------------
CHEMICALS & ALLIED PRODUCTS: 8.09%
         70,500    BIOGEN IDEC INCORPORATED+                                                                              4,676,265
        160,400    BRISTOL-MYERS SQUIBB COMPANY                                                                           4,622,728
        402,100    CELANESE CORPORATION CLASS A                                                                          15,673,858
         41,000    CF INDUSTRIES HOLDINGS INCORPORATED                                                                    3,112,310
         68,600    CYTEC INDUSTRIES INCORPORATED                                                                          4,691,554
        110,900    ELI LILLY & COMPANY<<                                                                                  6,313,537
         73,900    INVITROGEN CORPORATION<<+                                                                              6,039,847
         93,900    PROCTER & GAMBLE COMPANY                                                                               6,604,926

                                                                                                                         51,735,025
                                                                                                                    ---------------
COMMUNICATIONS: 6.44%
         80,400    AMERICA MOVIL SAB DE C.V. ADR SERIES L+                                                                5,145,600
        471,000    AT&T INCORPORATED                                                                                     19,928,010
        138,700    DIRECTV GROUP INCORPORATED+                                                                            3,367,636
        288,300    VERIZON COMMUNICATIONS INCORPORATED                                                                   12,765,924

                                                                                                                         41,207,170
                                                                                                                    ---------------
COMMUNICATIONS EQUIPMENT: 0.47%
         44,500    GENERAL CABLE CORPORATION<<+                                                                           2,986,840
                                                                                                                    ---------------
DEPOSITORY INSTITUTIONS: 12.74%
        470,000    BANK OF AMERICA CORPORATION                                                                           23,626,900
        212,100    BANK OF NEW YORK MELLON CORPORATION                                                                    9,362,094
        431,500    CITIGROUP INCORPORATED<<                                                                              20,138,105
        364,200    JPMORGAN CHASE & COMPANY                                                                              16,687,644
        374,200    NEW YORK COMMUNITY BANCORP INCORPORATED<<                                                              7,128,510
         91,000    WACHOVIA CORPORATION                                                                                   4,563,650

                                                                                                                         81,506,903
                                                                                                                    ---------------
EATING & DRINKING PLACES: 1.38%
         70,500    JACK IN THE BOX INCORPORATED<<+                                                                        4,571,220
         78,200    MCDONALD'S CORPORATION<<                                                                               4,259,554
                                                                                                                          8,830,774
                                                                                                                    ---------------
ELECTRIC, GAS & SANITARY SERVICES: 5.91%
        344,200    AMERICAN ELECTRIC POWER COMPANY INCORPORATED                                                          15,860,736
        221,900    EDISON INTERNATIONAL                                                                                  12,304,355
        338,100    NORTHEAST UTILITIES                                                                                    9,659,517

                                                                                                                         37,824,608
                                                                                                                    ---------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT: 3.92%

        131,200    COOPER INDUSTRIES LIMITED CLASS A                                                                      6,703,008
        250,500    GENERAL ELECTRIC COMPANY                                                                              10,370,700
         73,600    KLA-TENCOR CORPORATION                                                                                 4,105,408
        350,000    MICRON TECHNOLOGY INCORPORATED<<+                                                                      3,885,000

                                                                                                                         25,064,116
                                                                                                                    ---------------

94 Wells Fargo Advantage Master Portfolios

                                    Portfolio of Investments--September 30, 2007


EQUITY VALUE PORTFOLIO
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT: 1.33%
         58,000    BALL CORPORATION<<                                                                               $     3,117,500
        109,200    SNAP-ON INCORPORATED                                                                                   5,409,768

                                                                                                                          8,527,268
                                                                                                                    ---------------
FOOD & KINDRED PRODUCTS: 2.47%
        114,600    H.J. HEINZ COMPANY                                                                                     5,294,520
         57,600    MOLSON COORS BREWING COMPANY                                                                           5,740,992
        127,900    PEPSI BOTTLING GROUP INCORPORATED                                                                      4,754,043

                                                                                                                         15,789,555
                                                                                                                    ---------------
GENERAL MERCHANDISE STORES: 1.19%
         94,400    BIG LOTS INCORPORATED<<+                                                                               2,816,896
         75,800    JC PENNEY COMPANY INCORPORATED                                                                         4,803,446

                                                                                                                          7,620,342
                                                                                                                    ---------------
HOLDING & OTHER INVESTMENT OFFICES: 1.28%
        123,600    PROLOGIS<<                                                                                             8,200,860
                                                                                                                    ---------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT: 6.28%
        109,800    CNH GLOBAL N.V.<<                                                                                      6,669,252
         33,500    CUMMINS INCORPORATED                                                                                   4,284,315
        176,600    HEWLETT-PACKARD COMPANY                                                                                8,792,914
         46,000    INTERNATIONAL BUSINESS MACHINES CORPORATION<<                                                          5,418,800
        125,900    SANDISK CORPORATION<<+                                                                                 6,937,090
         42,800    SPX CORPORATION                                                                                        3,961,568
         46,100    TEREX CORPORATION<<+                                                                                   4,103,822

                                                                                                                         40,167,761
                                                                                                                    ---------------
INSURANCE AGENTS, BROKERS & SERVICE: 2.53%
        163,700    AON CORPORATION<<                                                                                      7,335,397
         46,200    HUMANA INCORPORATED+                                                                                   3,228,456
        230,100    UNUMPROVIDENT CORPORATION                                                                              5,630,547

                                                                                                                         16,194,400
                                                                                                                    ---------------
INSURANCE CARRIERS: 8.76%
        104,000    AMERICAN INTERNATIONAL GROUP INCORPORATED                                                              7,035,600
        241,800    CIGNA CORPORATION                                                                                     12,885,522
         78,000    HARTFORD FINANCIAL SERVICES GROUP INCORPORATED                                                         7,218,900
        120,100    LINCOLN NATIONAL CORPORATION                                                                           7,922,997
        117,000    PMI GROUP INCORPORATED                                                                                 3,825,900
         95,000    PRUDENTIAL FINANCIAL INCORPORATED<<                                                                    9,270,100
        156,400    THE TRAVELERS COMPANIES INCORPORATED                                                                   7,873,176

                                                                                                                         56,032,195
                                                                                                                    ---------------
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS: 0.51%
         55,900    THERMO FISHER SCIENTIFIC INCORPORATED+                                                                 3,226,548
                                                                                                                    ---------------
MEDICAL MANAGEMENT SERVICES: 0.78%
         54,800    MEDCO HEALTH SOLUTIONS INCORPORATED<<+                                                                 4,953,372
                                                                                                                    ---------------
MEDICAL PRODUCTS: 1.63%
        201,600    MERCK & COMPANY INCORPORATED                                                                          10,420,704
                                                                                                                    ---------------
METAL MINING: 1.58%
         96,400    FREEPORT-MCMORAN COPPER & GOLD INCORPORATED CLASS B                                                   10,111,396
                                                                                                                    ---------------

Portfolio of Investments--September 30, 2007

                                      Wells Fargo Advantage Master Portfolios 95


EQUITY VALUE PORTFOLIO
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
MOTION PICTURES: 0.94%
        173,800    WALT DISNEY COMPANY<<                                                                            $     5,976,982
                                                                                                                    ---------------
OIL & GAS EXTRACTION: 0.81%
         96,000    ANADARKO PETROLEUM CORPORATION<<                                                                       5,160,000
                                                                                                                    ---------------
PETROLEUM REFINING & RELATED INDUSTRIES: 11.28%
        120,300    CHEVRON CORPORATION<<                                                                                 11,257,674
         59,800    CONOCOPHILLIPS                                                                                         5,248,646
        338,000    EXXON MOBIL CORPORATION                                                                               31,285,280
        121,000    FRONTIER OIL CORPORATION                                                                               5,038,440
        165,700    MARATHON OIL CORPORATION<<                                                                             9,448,214
         72,900    TESORO PETROLEUM CORPORATION<<                                                                         3,354,858
         97,200    VALERO ENERGY CORPORATION                                                                              6,529,896

                                                                                                                         72,163,008
                                                                                                                    ---------------
PRIMARY METAL INDUSTRIES: 1.12%
         39,000    ALLEGHENY TECHNOLOGIES INCORPORATED<<                                                                  4,288,050
         22,100    CARPENTER TECHNOLOGY CORPORATION<<                                                                     2,873,221

                                                                                                                          7,161,271
                                                                                                                    ---------------
REAL ESTATE INVESTMENT TRUSTS (REITS): 1.30%
        187,400    HEALTH CARE REIT INCORPORATED<<                                                                        8,290,576
                                                                                                                    ---------------
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES: 5.31%
        118,400    AMERIPRISE FINANCIAL INCORPORATED                                                                      7,472,224
         26,400    GOLDMAN SACHS GROUP INCORPORATED                                                                       5,721,936
        131,000    JEFFERIES GROUP INCORPORATED<<                                                                         3,645,730
        127,000    MERRILL LYNCH & COMPANY INCORPORATED<<                                                                 9,052,560
         72,400    MORGAN STANLEY                                                                                         4,561,200
        106,400    RAYMOND JAMES FINANCIAL INCORPORATED                                                                   3,495,240

                                                                                                                         33,948,890
                                                                                                                    ---------------
TOBACCO PRODUCTS: 2.79%
        167,500    ALTRIA GROUP INCORPORATED                                                                             11,646,275
         75,700    LOEWS CORPORATION - CAROLINA GROUP                                                                     6,224,811

                                                                                                                         17,871,086
                                                                                                                    ---------------
TRANSPORTATION BY AIR: 0.77%
        105,500    UAL CORPORATION<<+                                                                                     4,908,915
                                                                                                                    ---------------
TRANSPORTATION EQUIPMENT: 3.82%
        512,000    FORD MOTOR COMPANY<<+                                                                                  4,346,880
        100,400    GOODRICH CORPORATION                                                                                   6,850,292
         49,600    MAGNA INTERNATIONAL INCORPORATED CLASS A                                                               4,776,976
        112,300    SPIRIT AEROSYSTEMS HOLDINGS INCORPORATED+                                                              4,372,962
         51,000    UNITED TECHNOLOGIES CORPORATION                                                                        4,104,480

                                                                                                                         24,451,590
                                                                                                                    ---------------

TOTAL COMMON STOCKS (COST $540,960,190)                                                                                 621,452,040
                                                                                                                    ---------------
COLLATERAL FOR SECURITIES LENDING: 21.44%

COLLATERAL INVESTED IN MONEY MARKET FUNDS: 0.94%

      2,215,490    AIM SHORT-TERM INVESTMENT COMPANY - LIQUID ASSETS PORTFOLIO                                            2,215,490
      1,908,675    BLACKROCK TEMP FUND B #24 MONEY MARKET FUND                                                            1,908,675
      1,908,675    SCUDDER DAILY ASSETS MONEY MARKET FUND                                                                 1,908,675

                                                                                                                          6,032,840
                                                                                                                    ---------------

96 Wells Fargo Advantage Master Portfolios

                                    Portfolio of Investments--September 30, 2007


EQUITY VALUE PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL          SECURITY NAME                                                    INTEREST RATE   MATURITY DATE        VALUE
COLLATERAL INVESTED IN OTHER ASSETS: 20.50%
$     1,526,940    ALPINE SECURITIZATION CORPORATION                                     5.30%        10/03/2007    $     1,526,497
        254,490    ATLANTIC ASSET SECURITIZATION CORPORATION++                           5.30         10/02/2007            254,452
      1,272,450    ATLANTIC ASSET SECURITIZATION CORPORATION                             5.30         10/24/2007          1,268,187
        636,225    ATLAS CAPITAL FUNDING CORPORATION SERIES MTN1+/-++                    5.03         10/25/2007            636,231
        636,225    BANCO SANTANDER TOTTA LOAN+/-++                                       5.76         10/15/2008            636,142
        636,225    BANK OF IRELAND SERIES EXTC+/-++                                      5.35         10/14/2008            635,264
        890,715    BANK OF MONTREAL                                                      5.08         10/22/2007            890,590
      2,290,410    BARCLAYS REPURCHASE AGREEMENT - 102% COLLATERALIZED (MATURITY
                   VALUE $2,291,441)                                                     5.40         10/01/2007          2,290,410
        890,715    BARTON CAPITAL CORPORATION                                            5.23         10/02/2007            890,581
        839,817    BARTON CAPITAL CORPORATION                                            5.24         10/15/2007            838,104
        692,773    BARTON CAPITAL CORPORATION                                            5.27         10/19/2007            690,958
      1,272,450    BEAR STEARNS & COMPANY INCORPORATED INTERNATIONAL REPURCHASE
                   AGREEMENT - 102% COLLATERALIZED (MATURITY VALUE $1,273,012)           5.30         10/01/2007          1,272,450
      3,562,860    BEAR STEARNS & COMPANY INCORPORATED REPURCHASE AGREEMENT - 102%
                   COLLATERALIZED (MATURITY VALUE $3,564,448)                            5.35         10/01/2007          3,562,860
        508,980    BNP PARIBAS+/-                                                        5.33         05/07/2008            508,619
        273,890    BNP PARIBAS REPURCHASE AGREEMENT - 102% COLLATERALIZED
                   (MATURITY VALUE $274.011)                                             5.29         10/01/2007            273,890
      3,817,350    BNP PARIBAS REPURCHASE AGREEMENT - 102% COLLATERALIZED
                   (MATURITY VALUE $3,819,046)                                           5.33         10/01/2007          3,817,350
        687,123    CAFCO LLC++                                                           5.20         10/02/2007            687,020
        381,735    CANCARA ASSET SECURITIZATION LIMITED++                                5.19         10/17/2007            380,846
        865,266    CHARIOT FUNDING LLC                                                   5.18         10/18/2007            863,120
        890,715    CHARIOT FUNDING LLC++                                                 5.31         10/09/2007            889,673
        890,715    CHARIOT FUNDING LLC++                                                 5.37         10/04/2007            890,323
      1,654,185    CHEYNE FINANCE LLC+/-++^^                                             4.98         02/25/2008          1,584,693
      1,272,450    CHEYNE FINANCE LLC+/-++^^                                             5.29         05/19/2008          1,272,450
        254,490    CIT GROUP INCORPORATED+/-                                             5.67         12/19/2007            253,123
        280,575    CIT GROUP INCORPORATED+/-                                             5.73         11/23/2007            279,001
      4,344,957    CITIGROUP REPURCHASE AGREEMENT - 102% COLLATERALIZED (MATURITY
                   VALUE $4,346,887)                                                     5.33         10/01/2007          4,344,957
        127,245    CLIPPER RECEIVABLES CORPORATION++                                     5.22         10/01/2007            127,245
        127,245    COMERICA BANK+/-                                                      5.82         02/08/2008            127,342
      8,127,366    CREDIT SUISSE FIRST BOSTON REPURCHASE AGREEMENT - 102%
                   COLLATERALIZED (MATURITY VALUE $8,130,989)                            5.35         10/01/2007          8,127,366
      1,526,940    CULLINAN FINANCE CORPORATION+/-++                                     5.11         02/25/2008          1,526,940
        636,225    CULLINAN FINANCE CORPORATION+/-++                                     5.32         02/12/2008            636,181
      1,908,675    CULLINAN FINANCE CORPORATION+/-++                                     5.32         08/04/2008          1,908,255
      3,817,350    EBBETS FUNDING LLC++                                                  5.90         10/01/2007          3,817,350
      1,399,695    ERASMUS CAPITAL CORPORATION++                                         5.34         10/10/2007          1,397,862
        254,490    ERASMUS CAPITAL CORPORATION++                                         5.65         10/01/2007            254,490
      1,272,450    FAIRWAY FINANCE CORPORATION++                                         5.25         10/10/2007          1,270,783
      1,017,960    FAIRWAY FINANCE CORPORATION++                                         5.30         10/05/2007          1,017,370
        636,225    FALCON ASSET SECURITIZATION CORPORATION                               5.35         11/06/2007            632,891
      2,544,900    FIVE FINANCE INCORPORATED+/-++                                        5.30         07/09/2008          2,542,991
        939,068    FOUNTAIN SQUARE COMMERCIAL FUNDING CORPORATION                        5.38         10/31/2007            934,964
        636,225    GALLEON CAPITAL LLC++                                                 5.25         10/02/2007            636,130
      1,043,409    GALLEON CAPITAL LLC++                                                 5.28         10/01/2007          1,043,409
        661,674    GALLEON CAPITAL LLC                                                   5.34         10/19/2007            659,940
        254,490    HARRIER FINANCE FUNDING LLC+/-                                        5.15         04/25/2008            254,490
        636,225    HARRIER FINANCE FUNDING LLC+/-++                                      5.31         01/11/2008            635,621

Portfolio of Investments--September 30, 2007

                                      Wells Fargo Advantage Master Portfolios 97


EQUITY VALUE PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL          SECURITY NAME                                                    INTEREST RATE   MATURITY DATE        VALUE
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$     1,272,450    HUDSON-THAMES LLC+/-++                                                5.67%        06/16/2008    $     1,273,570
      1,654,185    ING (USA) ANNUITY & LIFE INSURANCE COMPANY+/-                         5.82         08/16/2008          1,654,185
        636,225    INTESA BANK (IRELAND) PLC SERIES BKNT+/-++                            5.14         10/24/2008            635,735
     14,760,421    JPMORGAN CHASE SECURITIES CORPORATION REPURCHASE AGREEMENT -
                   102% COLLATERALIZED (MATURITY VALUE $14,767,002)                      5.35         10/01/2007         14,760,421
      2,010,471    K2 (USA) LLC                                                          6.11         10/05/2007          2,009,305
      1,463,318    KESTREL FUNDING US LLC+/-++                                           5.10         02/25/2008          1,461,971
        254,490    KESTREL FUNDING US LLC+/-                                             5.15         04/25/2008            254,490
        381,735    KESTREL FUNDING US LLC                                                5.88         10/09/2007            381,288
      1,017,960    LIBERTY STREET FUNDING CORPORATION                                    5.28         10/01/2007          1,017,960
      1,272,450    LINKS FINANCE LLC+/-++                                                5.32         08/15/2008          1,270,516
      1,705,083    LIQUID FUNDING LIMITED+/-++                                           5.34         11/13/2007          1,705,083
      1,883,226    LIQUID FUNDING LIMITED+/-++                                           5.70         06/11/2008          1,884,770
        536,974    METLIFE GLOBAL FUNDING I+/-++                                         5.43         10/05/2007            536,974
      8,309,372    MORGAN STANLEY REPURCHASE AGREEMENT - 102% COLLATERALIZED
                   (MATURITY VALUE $8,313,063)                                           5.33         10/01/2007          8,309,372
        117,702    MORGAN STANLEY SERIES EXL+/-                                          5.83         10/14/2008            117,578
      2,233,786    NORTH SEA FUNDING LLC                                                 5.36         10/15/2007          2,229,229
      1,272,450    NORTH SEA FUNDING LLC++                                               5.45         10/03/2007          1,272,081
      1,272,450    NORTHERN ROCK PLC+/-++SS.                                             5.78         11/04/2008          1,267,119
        340,711    PERRY GLOBAL FUNDING LLC SERIES A                                     5.59         10/11/2007            340,214
        725,297    PREMIUM ASSET TRUST+/-++                                              5.33         12/21/2007            725,449
        636,225    PREMIUM ASSET TRUST SERIES 06-B++                                     5.50         12/16/2007            636,225
        483,531    PYXIS MASTER TRUST SERIES 2007-3+/-++                                 5.51         11/27/2007            483,531
        102,941    RACERS TRUST SERIES 2004-6-MM+/-++                                    5.19         03/24/2008            102,820
      2,035,920    REGENCY MARKETS #1 LLC++                                              5.21         10/12/2007          2,032,663
        967,062    REGENCY MARKETS #1 LLC++                                              5.25         10/04/2007            966,637
        508,980    ROYAL BANK OF SCOTLAND GROUP PLC                                      5.55         10/05/2007            508,990
      1,806,879    SCALDIS CAPITAL LIMITED++                                             5.26         10/04/2007          1,806,084
      1,755,981    SCALDIS CAPITAL LIMITED                                               5.29         10/22/2007          1,750,608
      1,654,185    SEDNA FINANCE INCORPORATED                                            5.38         10/09/2007          1,652,250
        916,164    SEDNA FINANCE INCORPORATED+/-++                                       5.79         04/10/2008            915,578
        381,735    SHEFFIELD RECEIVABLES CORPORATION++                                   5.25         10/05/2007            381,514
        648,950    SHIPROCK FINANCE SERIES 2007-4A+/-++                                  5.82         04/11/2008            648,950
        496,256    SKANDINAVISKA ENSKILDA BANKEN AB (NEW YORK)+/-                        5.11         02/29/2008            496,172
        636,225    SKANDINAVISKA ENSKILDA BANKEN AB (NEW YORK)+/-                        5.70         02/04/2008            636,766
        508,980    SLM CORPORATION+/-++                                                  5.81         05/12/2008            504,516
        788,919    STANFIELD VICTORIA FUNDING LLC+/-++                                   5.36         04/03/2008            788,643
      1,272,450    STANFIELD VICTORIA FUNDING LLC+/-++                                   5.57         02/15/2008          1,272,577
      1,272,450    TANGO FINANCE CORPORATION                                             5.37         10/04/2007          1,271,890
      1,552,389    THAMES ASSET GLOBAL SECURITIZATION #1 INCORPORATED++                  5.30         10/15/2007          1,549,222
        152,694    THAMES ASSET GLOBAL SECURITIZATION #1 INCORPORATED                    5.31         10/17/2007            152,338
        147,121    THE TRAVELERS INSURANCE COMPANY+/-                                    5.89         02/08/2008            147,118
        530,663    THUNDER BAY FUNDING INCORPORATED                                      5.32         10/25/2007            528,805
      1,245,016    THUNDER BAY FUNDING INCORPORATED++                                    5.33         10/02/2007          1,244,829
        203,592    TULIP FUNDING CORPORATION++                                           5.25         10/04/2007            203,502
      1,017,960    TULIP FUNDING CORPORATION                                             5.27         10/26/2007          1,014,245

98 Wells Fargo Advantage Master Portfolios

                                    Portfolio of Investments--September 30, 2007


EQUITY VALUE PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL          SECURITY NAME                                                    INTEREST RATE   MATURITY DATE        VALUE
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$       636,225    UNICREDITO ITALIANO BANK (IRELAND) SERIES EXL+/-++                    5.77%        10/08/2008    $       635,042
        636,225    UNICREDITO ITALIANO BANK (IRELAND) SERIES LIB+/-++                    5.84         10/08/2008            635,061
        254,490    VERSAILLES CDS LLC++                                                  5.24         10/03/2007            254,416
      1,017,960    VERSAILLES CDS LLC                                                    5.39         10/16/2007          1,015,731
      1,272,450    VERSAILLES CDS LLC                                                    5.40         10/23/2007          1,268,366
      1,094,307    VICTORIA FINANCE LLC+/-++                                             5.32         07/28/2008          1,092,086
        636,225    VICTORIA FINANCE LLC+/-++                                             5.34         08/07/2008            636,225
      1,272,450    WHITE PINE FINANCE LLC+/-++                                           5.46         02/22/2008          1,272,577
        508,980    ZELA FINANCE CORPORATION                                              5.32         10/26/2007            507,122

                                                                                                                        131,109,820
                                                                                                                    ---------------

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $137,142,660)                                                             137,142,660
                                                                                                                    ---------------

SHARES
SHORT-TERM INVESTMENTS: 4.13%
    26,422,556     WELLS FARGO ADVANTAGE MONEY MARKET TRUST~+++                                                          26,422,556
                                                                                                                    ---------------
TOTAL SHORT-TERM INVESTMENTS (COST $26,422,556)                                                                          26,422,556
                                                                                                                    ---------------
TOTAL INVESTMENTS IN SECURITIES
(COST $704,525,406)*                                             122.74%                                            $   785,017,256

OTHER ASSETS AND LIABILITIES, NET                                (22.74)                                               (145,454,645)
                                                                 ------                                             ---------------

TOTAL NET ASSETS                                                 100.00%                                            $   639,562,611
                                                                 ------                                             ---------------

--------------------------------------------------------------------------------
<<    All or a portion of this security is on loan. (See Note 2)

+     Non-income earning securities.

+/-   Variable rate investments.

++ Securities that may be resold to "qualified institutional buyers" under rule 144A or securities offered pursuant to section 4(2) of the Securities Act of 1933, as amended.

^^ This security is currently in default with regards to scheduled interest or principal payments.

ss. These securities are subject to a demand feature which reduces the effective maturity.

~ This Wells Fargo Advantage Fund invests cash balances that it retains for liquidity purposes in a Wells Fargo Advantage Money Market Fund. The fund does not pay an investment advisory fee for such investments.

+++   Security of an affiliate of the fund with a cost of $26,422,556.

* Cost for federal income tax purposes is $705,054,808 and net unrealized appreciation (depreciation) consists of:

      Gross unrealized appreciation                       $ 91,365,126
      Gross unrealized depreciation                        (11,402,678)
                                                          ------------
      Net unrealized appreciation (depreciation)          $ 79,962,448

      The accompanying notes are an integral part of these financial statements.

Portfolio of Investments--September 30, 2007

                                      Wells Fargo Advantage Master Portfolios 99


INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES          SECURITY NAME                                                                                           VALUE
COMMON STOCKS: 99.33%

AMUSEMENT & RECREATION SERVICES: 0.23%
       38,862   HARRAH'S ENTERTAINMENT INCORPORATED                                                               $      3,378,274
       69,656   INTERNATIONAL GAME TECHNOLOGY                                                                            3,002,174

                                                                                                                         6,380,448
                                                                                                                  ----------------

APPAREL & ACCESSORY STORES: 0.37%
       17,989   ABERCROMBIE & FITCH COMPANY CLASS A                                                                      1,451,712
      102,719   GAP INCORPORATED                                                                                         1,894,138
       65,959   KOHL'S CORPORATION+                                                                                      3,781,429
       66,176   LIMITED BRANDS INCORPORATED<<                                                                            1,514,769
       41,058   NORDSTROM INCORPORATED                                                                                   1,925,210

                                                                                                                        10,567,258
                                                                                                                  ----------------

APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS: 0.13%
       19,394   JONES APPAREL GROUP INCORPORATED<<                                                                         409,795
       21,225   LIZ CLAIBORNE INCORPORATED                                                                                 728,654
       12,432   POLO RALPH LAUREN CORPORATION                                                                              966,588
       18,445   VF CORPORATION                                                                                           1,489,434

                                                                                                                         3,594,471
                                                                                                                  ----------------

AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS: 0.06%
       31,454   AUTONATION INCORPORATED+<<                                                                                 557,365
        9,496   AUTOZONE INCORPORATED+<<                                                                                 1,102,865

                                                                                                                         1,660,230
                                                                                                                  ----------------

AUTOMOTIVE REPAIR, SERVICES & PARKING: 0.02%
       12,417   RYDER SYSTEM INCORPORATED                                                                                  608,433
                                                                                                                  ----------------

BIOPHARMACEUTICALS: 0.60%
       79,438   CELGENE CORPORATION+                                                                                     5,664,724
       54,732   GENZYME CORPORATION+                                                                                     3,391,195
      192,272   GILEAD SCIENCES INCORPORATED+                                                                            7,858,157

                                                                                                                        16,914,076
                                                                                                                  ----------------
BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS: 0.11%
       24,900   CENTEX CORPORATION<<                                                                                       661,593
       56,717   D.R. HORTON INCORPORATED                                                                                   726,545
       15,978   KB HOME<<                                                                                                  400,409
       28,940   LENNAR CORPORATION CLASS A                                                                                 655,491
       44,085   PULTE HOMES INCORPORATED                                                                                   599,997

                                                                                                                         3,044,035
                                                                                                                  ----------------

BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS: 0.76%
      350,476   HOME DEPOT INCORPORATED<<                                                                               11,369,441
      306,894   LOWE'S COMPANIES INCORPORATED                                                                            8,599,170
       22,536   SHERWIN-WILLIAMS COMPANY<<                                                                               1,480,841

                                                                                                                        21,449,452
                                                                                                                  ----------------

BUSINESS SERVICES: 6.12%
      122,134   ADOBE SYSTEMS INCORPORATED+                                                                              5,332,370
       20,664   AFFILIATED COMPUTER SERVICES INCORPORATED CLASS A+                                                       1,038,159
       34,371   AKAMAI TECHNOLOGIES INCORPORATED+<<                                                                        987,479
       47,738   AUTODESK INCORPORATED+                                                                                   2,385,468
      110,225   AUTOMATIC DATA PROCESSING INCORPORATED                                                                   5,062,634

100 Wells Fargo Advantage Master Portfolios

                                    Portfolio of Investments--September 30, 2007


INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES          SECURITY NAME                                                                                           VALUE
BUSINESS SERVICES (continued)
       41,760   BMC SOFTWARE INCORPORATED+                                                                        $      1,304,165
       80,666   CA INCORPORATED<<                                                                                        2,074,730
       37,309   CITRIX SYSTEMS INCORPORATED+                                                                             1,504,299
       30,013   COGNIZANT TECHNOLOGY SOLUTIONS CORPORATION CLASS A+                                                      2,394,137
       36,113   COMPUTER SCIENCES CORPORATION+<<                                                                         2,018,717
       62,896   COMPUWARE CORPORATION+<<                                                                                   504,426
       28,141   CONVERGYS CORPORATION+                                                                                     488,528
      236,801   EBAY INCORPORATED+                                                                                       9,239,975
       64,558   ELECTRONIC ARTS INCORPORATED+                                                                            3,614,602
      105,632   ELECTRONIC DATA SYSTEMS CORPORATION                                                                      2,307,003
       29,618   EQUIFAX INCORPORATED                                                                                     1,129,038
       35,261   FIDELITY NATIONAL INFORMATION SERVICES INCORPORATED                                                      1,564,531
       34,636   FISERV INCORPORATED+                                                                                     1,761,587
       47,941   GOOGLE INCORPORATED CLASS A+<<                                                                          27,195,491
       40,467   IMS HEALTH INCORPORATED                                                                                  1,239,909
       97,855   INTERPUBLIC GROUP OF COMPANIES INCORPORATED+<<                                                           1,015,735
       70,341   INTUIT INCORPORATED+<<                                                                                   2,131,332
      106,705   JUNIPER NETWORKS INCORPORATED+<<                                                                         3,906,470
    1,673,519   MICROSOFT CORPORATION                                                                                   49,301,870
       27,472   MONSTER WORLDWIDE INCORPORATED+                                                                            935,696
       37,464   NCR CORPORATION+                                                                                         1,865,707
       72,614   NOVELL INCORPORATED+<<                                                                                     554,771
       68,141   OMNICOM GROUP INCORPORATED                                                                               3,276,901
      817,161   ORACLE CORPORATION+                                                                                     17,691,536
       34,026   ROBERT HALF INTERNATIONAL INCORPORATED<<                                                                 1,016,016
      734,238   SUN MICROSYSTEMS INCORPORATED+                                                                           4,119,075
      186,680   SYMANTEC CORPORATION+                                                                                    3,617,858
       72,634   UNISYS CORPORATION+                                                                                        480,837
       50,610   VERISIGN INCORPORATED+<<                                                                                 1,707,581
      279,616   YAHOO! INCORPORATED+<<                                                                                   7,504,893

                                                                                                                       172,273,526
                                                                                                                  ----------------

CHEMICALS & ALLIED PRODUCTS: 9.56%
      320,770   ABBOTT LABORATORIES                                                                                     17,199,687
       44,847   AIR PRODUCTS & CHEMICALS INCORPORATED                                                                    4,384,243
      225,561   AMGEN INCORPORATED+                                                                                     12,759,986
       22,100   AVERY DENNISON CORPORATION                                                                               1,260,142
       89,799   AVON PRODUCTS INCORPORATED                                                                               3,370,156
       22,252   BARR PHARMACEUTICALS INCORPORATED+<<                                                                     1,266,361
       59,761   BIOGEN IDEC INCORPORATED+                                                                                3,963,947
      410,529   BRISTOL-MYERS SQUIBB COMPANY                                                                            11,831,446
       28,719   CLOROX COMPANY                                                                                           1,751,572
      105,843   COLGATE-PALMOLIVE COMPANY                                                                                7,548,723
      197,191   DOW CHEMICAL COMPANY                                                                                     8,491,044
      191,062   E.I. DU PONT DE NEMOURS & COMPANY                                                                        9,469,033
       17,444   EASTMAN CHEMICAL COMPANY                                                                                 1,164,038
       36,148   ECOLAB INCORPORATED                                                                                      1,706,186
      204,823   ELI LILLY & COMPANY<<                                                                                   11,660,573
       23,790   ESTEE LAUDER COMPANIES INCORPORATED CLASS A                                                              1,010,123
       65,619   FOREST LABORATORIES INCORPORATED+                                                                        2,446,933
       32,607   HOSPIRA INCORPORATED+                                                                                    1,351,560
       18,533   INTERNATIONAL FLAVORS & FRAGRANCES INCORPORATED                                                            979,654
      600,776   JOHNSON & JOHNSON                                                                                       39,470,983
       50,678   KING PHARMACEUTICALS INCORPORATED+<<                                                                       593,946
      113,214   MONSANTO COMPANY                                                                                         9,706,968

Portfolio of Investments--September 30, 2007

                                     Wells Fargo Advantage Master Portfolios 101


INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES          SECURITY NAME                                                                                           VALUE
CHEMICALS & ALLIED PRODUCTS (continued)
$      51,640   MYLAN LABORATORIES INCORPORATED                                                                   $        824,174
    1,437,773   PFIZER INCORPORATED                                                                                     35,124,794
       34,050   PPG INDUSTRIES INCORPORATED                                                                              2,572,478
       66,388   PRAXAIR INCORPORATED                                                                                     5,560,659
      647,735   PROCTER & GAMBLE COMPANY                                                                                45,561,680
       28,509   ROHM & HAAS COMPANY<<                                                                                    1,587,096
      336,117   SCHERING-PLOUGH CORPORATION                                                                             10,631,381
       27,252   SIGMA-ALDRICH CORPORATION                                                                                1,328,262
      279,090   WYETH                                                                                                   12,433,460

                                                                                                                       269,011,288
                                                                                                                  ----------------

COAL MINING: 0.16%
       37,842   CONSOL ENERGY INCORPORATED                                                                               1,763,437
       55,107   PEABODY ENERGY CORPORATION<<                                                                             2,637,972

                                                                                                                         4,401,409
                                                                                                                  ----------------

COMMUNICATIONS: 4.65%
       72,729   ALLTEL CORPORATION                                                                                       5,067,757
    1,265,887   AT&T INCORPORATED                                                                                       53,559,679
       94,840   AVAYA INCORPORATED+                                                                                      1,608,486
       23,229   CENTURYTEL INCORPORATED                                                                                  1,073,644
       70,621   CITIZENS COMMUNICATIONS COMPANY                                                                          1,011,293
      103,349   CLEAR CHANNEL COMMUNICATIONS INCORPORATED                                                                3,869,387
      641,478   COMCAST CORPORATION CLASS A+<<                                                                          15,510,938
      157,655   DIRECTV GROUP INCORPORATED+                                                                              3,827,863
       31,668   EMBARQ CORPORATION                                                                                       1,760,741
       39,655   IAC/INTERACTIVECORP+<<                                                                                   1,176,564
      331,610   QWEST COMMUNICATIONS INTERNATIONAL INCORPORATED+<<                                                       3,037,548
      590,836   SPRINT NEXTEL CORPORATION<<                                                                             11,225,884
      602,443   VERIZON COMMUNICATIONS INCORPORATED                                                                     26,676,176
       99,087   WINDSTREAM CORPORATION                                                                                   1,399,108

                                                                                                                       130,805,068
                                                                                                                  ----------------

DEPOSITORY INSTITUTIONS: 9.09%
      921,005   BANK OF AMERICA CORPORATION<<                                                                           46,298,921
      236,169   BANK OF NEW YORK MELLON CORPORATION                                                                     10,424,500
      114,560   BB&T CORPORATION<<                                                                                       4,627,078
    1,032,505   CITIGROUP INCORPORATED<<                                                                                48,187,008
       31,758   COMERICA INCORPORATED                                                                                    1,628,550
       39,901   COMMERCE BANCORP INCORPORATED                                                                            1,547,361
      111,187   FIFTH THIRD BANCORP                                                                                      3,767,016
       26,201   FIRST HORIZON NATIONAL CORPORATION<<                                                                       698,519
      110,385   HUDSON CITY BANCORP INCORPORATED<<                                                                       1,697,721
       75,950   HUNTINGTON BANCSHARES INCORPORATED                                                                       1,289,631
      702,352   JPMORGAN CHASE & COMPANY                                                                                32,181,769
       80,814   KEYCORP                                                                                                  2,612,717
       15,567   M&T BANK CORPORATION<<                                                                                   1,610,406
       55,322   MARSHALL & ILSLEY CORPORATION                                                                            2,421,444
      131,442   NATIONAL CITY CORPORATION<<                                                                              3,297,880
       39,743   NORTHERN TRUST CORPORATION<<                                                                             2,633,769
       70,984   PNC FINANCIAL SERVICES GROUP                                                                             4,834,010
      146,105   REGIONS FINANCIAL CORPORATION<<                                                                          4,307,175
       74,588   SOVEREIGN BANCORP INCORPORATED<<                                                                         1,270,984
       80,846   STATE STREET CORPORATION                                                                                 5,510,463
       72,448   SUNTRUST BANKS INCORPORATED<<                                                                            5,482,140

102 Wells Fargo Advantage Master Portfolios

                                    Portfolio of Investments--September 30, 2007


INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES          SECURITY NAME                                                                                           VALUE
DEPOSITORY INSTITUTIONS (continued)
       67,957   SYNOVUS FINANCIAL CORPORATION                                                                     $      1,906,194
      358,334   US BANCORP                                                                                              11,656,605
      394,984   WACHOVIA CORPORATION<<                                                                                  19,808,448
      181,763   WASHINGTON MUTUAL INCORPORATED<<                                                                         6,418,052
      693,752   WELLS FARGO & COMPANY++                                                                                 24,711,446
      160,370   WESTERN UNION COMPANY                                                                                    3,362,959
       22,328   ZIONS BANCORPORATION                                                                                     1,533,264

                                                                                                                       255,726,030
                                                                                                                  ----------------

E-COMMERCE/SERVICES: 0.21%
       63,433   AMAZON.COM INCORPORATED+<<                                                                               5,908,784
                                                                                                                  ----------------

EATING & DRINKING PLACES: 0.67%
       29,406   DARDEN RESTAURANTS INCORPORATED                                                                          1,230,935
      247,361   MCDONALD'S CORPORATION                                                                                  13,473,754
       18,127   WENDY'S INTERNATIONAL INCORPORATED<<                                                                       632,814
      107,922   YUM! BRANDS INCORPORATED                                                                                 3,651,001

                                                                                                                        18,988,504
                                                                                                                  ----------------

EDUCATIONAL SERVICES: 0.06
       29,492   APOLLO GROUP INCORPORATED CLASS A+<<                                                                     1,773,944
                                                                                                                  ----------------

ELECTRIC, GAS & SANITARY SERVICES: 3.79%
      138,775   AES CORPORATION+                                                                                         2,781,051
       34,469   ALLEGHENY ENERGY INCORPORATED+                                                                           1,801,350
       59,852   ALLIED WASTE INDUSTRIES INCORPORATED+<<                                                                    763,113
       43,089   AMEREN CORPORATION                                                                                       2,262,173
       82,857   AMERICAN ELECTRIC POWER COMPANY INCORPORATED                                                             3,818,051
       66,663   CENTERPOINT ENERGY INCORPORATED<<                                                                        1,068,608
       46,613   CMS ENERGY CORPORATION                                                                                     784,031
       56,242   CONSOLIDATED EDISON INCORPORATED<<                                                                       2,604,005
       37,462   CONSTELLATION ENERGY GROUP INCORPORATED                                                                  3,213,865
       60,404   DOMINION RESOURCES INCORPORATED                                                                          5,092,057
       35,419   DTE ENERGY COMPANY                                                                                       1,715,696
      261,569   DUKE ENERGY CORPORATION<<                                                                                4,888,725
      102,860   DYNEGY INCORPORATED CLASS A+                                                                               950,426
       67,624   EDISON INTERNATIONAL                                                                                     3,749,751
      145,406   EL PASO CORPORATION                                                                                      2,467,540
       40,615   ENTERGY CORPORATION                                                                                      4,398,198
      139,929   EXELON CORPORATION<<                                                                                    10,545,049
       63,270   FIRSTENERGY CORPORATION                                                                                  4,007,522
       84,441   FPL GROUP INCORPORATED                                                                                   5,140,768
       15,773   INTEGRYS ENERGY GROUP INCORPORATED                                                                         808,051
        9,363   NICOR INCORPORATED                                                                                         401,673
       56,904   NISOURCE INCORPORATED                                                                                    1,089,143
       73,342   PG&E CORPORATION                                                                                         3,505,748
       20,819   PINNACLE WEST CAPITAL CORPORATION                                                                          822,559
       79,515   PPL CORPORATION                                                                                          3,681,545
       53,737   PROGRESS ENERGY INCORPORATED                                                                             2,517,578
       52,778   PUBLIC SERVICE ENTERPRISE GROUP INCORPORATED                                                             4,643,936
       35,831   QUESTAR CORPORATION                                                                                      1,882,202
       54,800   SEMPRA ENERGY                                                                                            3,184,976
      131,202   SPECTRA ENERGY CORPORATION<<                                                                             3,211,825
       43,698   TECO ENERGY INCORPORATED<<                                                                                 717,958
      157,002   THE SOUTHERN COMPANY                                                                                     5,696,033

Portfolio of Investments--September 30, 2007

                                     Wells Fargo Advantage Master Portfolios 103


INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES          SECURITY NAME                                                                                           VALUE
ELECTRIC, GAS & SANITARY SERVICES (continued)
       95,715   TXU CORPORATION                                                                                   $      6,553,606
      107,745   WASTE MANAGEMENT INCORPORATED                                                                            4,066,277
       87,147   XCEL ENERGY INCORPORATED                                                                                 1,877,146

                                                                                                                       106,712,235
                                                                                                                  ----------------

ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT: 7.85%
      114,156   ADVANCED MICRO DEVICES INCORPORATED+<<                                                                   1,506,859
       73,905   ALTERA CORPORATION<<                                                                                     1,779,632
       64,588   ANALOG DEVICES INCORPORATED                                                                              2,335,502
       97,366   BROADCOM CORPORATION CLASS A+                                                                            3,548,017
       17,842   CIENA CORPORATION+                                                                                         679,423
    1,264,207   CISCO SYSTEMS INCORPORATED+                                                                             41,857,894
       38,126   COOPER INDUSTRIES LIMITED CLASS A                                                                        1,947,857
      164,390   EMERSON ELECTRIC COMPANY                                                                                 8,748,836
    2,126,670   GENERAL ELECTRIC COMPANY                                                                                88,044,138
       13,541   HARMAN INTERNATIONAL INDUSTRIES INCORPORATED                                                             1,171,567
       43,079   JABIL CIRCUIT INCORPORATED<<                                                                               983,924
       43,930   JDS UNIPHASE CORPORATION+<<                                                                                657,193
       40,090   KLA-TENCOR CORPORATION                                                                                   2,236,220
       26,160   L-3 COMMUNICATIONS HOLDINGS INCORPORATED                                                                 2,671,982
       46,077   LINEAR TECHNOLOGY CORPORATION<<                                                                          1,612,234
      148,623   LSI LOGIC CORPORATION+                                                                                   1,102,783
       46,718   MEMC ELECTRONIC MATERIALS INCORPORATED+                                                                  2,749,821
       45,131   MICROCHIP TECHNOLOGY INCORPORATED                                                                        1,639,158
      157,094   MICRON TECHNOLOGY INCORPORATED+<<                                                                        1,743,743
       29,804   MOLEX INCORPORATED                                                                                         802,622
      480,412   MOTOROLA INCORPORATED                                                                                    8,902,034
       49,896   NATIONAL SEMICONDUCTOR CORPORATION                                                                       1,353,180
       73,853   NETWORK APPLIANCE INCORPORATED+                                                                          1,987,384
       25,699   NOVELLUS SYSTEMS INCORPORATED+                                                                             700,555
      113,910   NVIDIA CORPORATION+                                                                                      4,128,098
       30,497   QLOGIC CORPORATION+<<                                                                                      410,185
      347,499   QUALCOMM INCORPORATED                                                                                   14,685,308
       34,593   ROCKWELL COLLINS INCORPORATED                                                                            2,526,673
       90,970   TELLABS INCORPORATED+<<                                                                                    866,034
      296,617   TEXAS INSTRUMENTS INCORPORATED                                                                          10,853,216
      103,196   TYCO ELECTRONICS LIMITED                                                                                 3,656,234
       16,189   WHIRLPOOL CORPORATION<<                                                                                  1,442,440
       61,416   XILINX INCORPORATED                                                                                      1,605,414

                                                                                                                       220,936,160
                                                                                                                  ----------------

ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES: 0.28%
       18,330   FLUOR CORPORATION<<                                                                                      2,639,153
       45,979   MOODY'S CORPORATION<<                                                                                    2,317,342
       70,602   PAYCHEX INCORPORATED                                                                                     2,894,682

                                                                                                                         7,851,177
                                                                                                                  ----------------

FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT: 0.34%
       21,256   BALL CORPORATION                                                                                         1,142,510
       31,792   FORTUNE BRANDS INCORPORATED                                                                              2,590,730
       87,080   ILLINOIS TOOL WORKS INCORPORATED                                                                         5,193,451
       12,023   SNAP-ON INCORPORATED                                                                                       595,619

                                                                                                                         9,522,310
                                                                                                                  ----------------

104 Wells Fargo Advantage Master Portfolios

                                    Portfolio of Investments--September 30, 2007


INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES          SECURITY NAME                                                                                           VALUE
FINANCIAL SERVICES: 0.03%
       32,760   JANUS CAPITAL GROUP INCORPORATED<<                                                                $        926,453
                                                                                                                  ----------------

FOOD & KINDRED PRODUCTS: 3.58%
      155,578   ANHEUSER-BUSCH COMPANIES INCORPORATED                                                                    7,777,344
      133,580   ARCHER DANIELS MIDLAND COMPANY                                                                           4,418,826
       46,641   CAMPBELL SOUP COMPANY                                                                                    1,725,717
       59,165   COCA-COLA ENTERPRISES INCORPORATED                                                                       1,432,976
      101,663   CONAGRA FOODS INCORPORATED                                                                               2,656,454
       40,270   CONSTELLATION BRANDS INCORPORATED CLASS A+<<                                                               974,937
       68,532   GENERAL MILLS INCORPORATED                                                                               3,975,541
       66,240   H.J. HEINZ COMPANY                                                                                       3,060,288
       24,076   HERCULES INCORPORATED                                                                                      506,078
       55,069   KELLOGG COMPANY<<                                                                                        3,083,864
      327,258   KRAFT FOODS INCORPORATED CLASS A                                                                        11,293,674
       26,918   MCCORMICK & COMPANY INCORPORATED                                                                           968,240
       14,146   MOLSON COORS BREWING COMPANY                                                                             1,409,932
       29,082   PEPSI BOTTLING GROUP INCORPORATED                                                                        1,080,978
      335,368   PEPSICO INCORPORATED                                                                                    24,569,060
      150,380   SARA LEE CORPORATION                                                                                     2,509,842
      412,971   THE COCA-COLA COMPANY                                                                                   23,733,443
       35,088   THE HERSHEY COMPANY<<                                                                                    1,628,434
       57,094   TYSON FOODS INCORPORATED CLASS A                                                                         1,019,128
       45,090   WM. WRIGLEY JR. COMPANY<<                                                                                2,896,131

                                                                                                                       100,720,887
                                                                                                                  ----------------

FOOD STORES: 0.45%
      146,846   KROGER COMPANY                                                                                           4,188,048
       91,138   SAFEWAY INCORPORATED                                                                                     3,017,579
      154,693   STARBUCKS CORPORATION+                                                                                   4,052,957
       28,847   WHOLE FOODS MARKET INCORPORATED<<                                                                        1,412,349

                                                                                                                        12,670,933
                                                                                                                  ----------------

FORESTRY: 0.11%
       44,802   WEYERHAEUSER COMPANY                                                                                     3,239,185
                                                                                                                  ----------------

FURNITURE & FIXTURES: 0.15%
       36,260   LEGGETT & PLATT INCORPORATED<<                                                                             694,742
       76,202   MASCO CORPORATION                                                                                        1,765,600
       57,348   NEWELL RUBBERMAID INCORPORATED<<                                                                         1,652,769

                                                                                                                         4,113,111
                                                                                                                  ----------------

GENERAL MERCHANDISE STORES: 1.59%
       21,123   BIG LOTS INCORPORATED+<<                                                                                   630,310
       30,217   FAMILY DOLLAR STORES INCORPORATED<<                                                                        802,564
       46,003   JC PENNEY COMPANY INCORPORATED                                                                           2,915,210
       89,981   MACY'S INCORPORATED                                                                                      2,908,186
       15,713   SEARS HOLDINGS CORPORATION+<<                                                                            1,998,694
      175,718   TARGET CORPORATION                                                                                      11,170,393
       92,284   TJX COMPANIES INCORPORATED                                                                               2,682,696
      498,190   WAL-MART STORES INCORPORATED                                                                            21,745,994

                                                                                                                        44,854,047
                                                                                                                  ----------------

HEALTH SERVICES: 0.31%
       75,660   CARDINAL HEALTH INCORPORATED                                                                             4,731,020
       24,346   LABORATORY CORPORATION OF AMERICA HOLDINGS+<<                                                            1,904,588

Portfolio of Investments--September 30, 2007

                                     Wells Fargo Advantage Master Portfolios 105


INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES          SECURITY NAME                                                                                           VALUE
HEALTH SERVICES (continued)
       15,193   MANOR CARE INCORPORATED                                                                           $        978,429
       98,354   TENET HEALTHCARE CORPORATION+<<                                                                            330,469
       21,275   WATSON PHARMACEUTICALS INCORPORATED+<<                                                                     689,310

                                                                                                                         8,633,816
                                                                                                                  ----------------

HOLDING & OTHER INVESTMENT OFFICES: 1.22%
       20,079   APARTMENT INVESTMENT & MANAGEMENT COMPANY CLASS A                                                          906,165
       46,418   ARCHSTONE-SMITH TRUST+                                                                                   2,791,579
       16,549   AVALONBAY COMMUNITIES INCORPORATED                                                                       1,953,775
       24,706   BOSTON PROPERTIES INCORPORATED                                                                           2,566,953
       25,778   DEVELOPERS DIVERSIFIED REALTY CORPORATION                                                                1,440,217
       57,521   EQUITY RESIDENTIAL                                                                                       2,436,590
       50,972   GENERAL GROWTH PROPERTIES INCORPORATED<<                                                                 2,733,119
      108,400   HOST HOTELS & RESORTS INCORPORATED                                                                       2,432,496
       52,351   KIMCO REALTY CORPORATION                                                                                 2,366,789
       36,234   PLUM CREEK TIMBER COMPANY<<                                                                              1,621,834
       53,335   PROLOGIS<<                                                                                               3,538,777
       25,835   PUBLIC STORAGE INCORPORATED                                                                              2,031,923
       46,367   SIMON PROPERTY GROUP INCORPORATED<<                                                                      4,636,700
       27,764   VORNADO REALTY TRUST<<                                                                                   3,035,993

                                                                                                                        34,492,910
                                                                                                                  ----------------

HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES: 0.21%
       56,320   BED BATH & BEYOND INCORPORATED+                                                                          1,921,638
       82,623   BEST BUY COMPANY INCORPORATED                                                                            3,802,310
       34,977   CIRCUIT CITY STORES INCORPORATED                                                                           276,668

                                                                                                                         6,000,616
                                                                                                                  ----------------
HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES: 0.37%
       81,029   HILTON HOTELS CORPORATION<<                                                                              3,767,038
       66,325   MARRIOTT INTERNATIONAL INCORPORATED CLASS A                                                              2,883,148
       43,551   STARWOOD HOTELS & RESORTS WORLDWIDE INCORPORATED                                                         2,645,723
       37,068   WYNDHAM WORLDWIDE CORPORATION                                                                            1,214,348

                                                                                                                        10,510,257
                                                                                                                  ----------------

INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT: 7.77%
      148,572   3M COMPANY<<                                                                                            13,903,368
       37,667   AMERICAN STANDARD COMPANIES INCORPORATED                                                                 1,341,699
      180,500   APPLE INCORPORATED+                                                                                     27,713,970
      286,035   APPLIED MATERIALS INCORPORATED                                                                           5,920,925
       66,326   BAKER HUGHES INCORPORATED<<                                                                              5,993,881
       13,636   BLACK & DECKER CORPORATION                                                                               1,135,879
      132,661   CATERPILLAR INCORPORATED                                                                                10,404,602
       21,595   CUMMINS INCORPORATED                                                                                     2,761,785
       46,052   DEERE & COMPANY                                                                                          6,835,038
      471,490   DELL INCORPORATED+<<                                                                                    13,013,124
       42,461   DOVER CORPORATION                                                                                        2,163,388
       30,241   EATON CORPORATION                                                                                        2,995,069
      435,308   EMC CORPORATION                                                                                          9,054,406
      535,095   HEWLETT-PACKARD COMPANY                                                                                 26,642,380
       59,497   INGERSOLL-RAND COMPANY LIMITED CLASS A<<                                                                 3,240,802
    1,212,135   INTEL CORPORATION                                                                                       31,345,811
      282,362   INTERNATIONAL BUSINESS MACHINES CORPORATION<<                                                           33,262,244
       19,614   LEXMARK INTERNATIONAL INCORPORATED+                                                                        814,569
       36,966   National Oilwell Varco Incorporated+                                                                     5,341,587

106 Wells Fargo Advantage Master Portfolios

                                    Portfolio of Investments--September 30, 2007


INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES          SECURITY NAME                                                                                           VALUE
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT (continued)
       25,446   PALL CORPORATION                                                                                  $        989,849
       24,111   PARKER HANNIFIN CORPORATION                                                                              2,696,333
       45,637   PITNEY BOWES INCORPORATED<<                                                                              2,072,833
       47,290   SANDISK CORPORATION+                                                                                     2,605,679
       41,620   SMITH INTERNATIONAL INCORPORATED                                                                         2,971,668
      189,690   SOLECTRON CORPORATION+                                                                                     739,791
       17,038   STANLEY WORKS                                                                                              956,343
       21,150   TEREX CORPORATION+<<                                                                                     1,882,773

                                                                                                                       218,799,796
                                                                                                                  ----------------

INSURANCE AGENTS, BROKERS & SERVICE: 0.35%
       60,767   AON CORPORATION<<                                                                                        2,722,969
       34,986   HUMANA INCORPORATED+                                                                                     2,444,822
      112,496   MARSH & MCLENNAN COMPANIES INCORPORATED                                                                  2,868,648
       74,886   UNUMPROVIDENT CORPORATION                                                                                1,832,460

                                                                                                                         9,868,899
                                                                                                                  ----------------

INSURANCE CARRIERS: 5.44%
       68,288   ACE LIMITED                                                                                              4,136,204
      106,144   AETNA INCORPORATED                                                                                       5,760,435
      101,388   AFLAC INCORPORATED<<                                                                                     5,783,172
      121,420   ALLSTATE CORPORATION                                                                                     6,944,010
       21,115   AMBAC FINANCIAL GROUP INCORPORATED<<                                                                     1,328,345
      532,258   AMERICAN INTERNATIONAL GROUP INCORPORATED                                                               36,007,254
       20,027   ASSURANT INCORPORATED<<                                                                                  1,071,445
       81,634   CHUBB CORPORATION                                                                                        4,378,848
       58,710   CIGNA CORPORATION                                                                                        3,128,656
       35,699   CINCINNATI FINANCIAL CORPORATION                                                                         1,546,124
       91,881   GENWORTH FINANCIAL INCORPORATED                                                                          2,823,503
       65,937   HARTFORD FINANCIAL SERVICES GROUP INCORPORATED                                                           6,102,469
       34,172   LEUCADIA NATIONAL CORPORATION                                                                            1,647,774
       56,182   LINCOLN NATIONAL CORPORATION                                                                             3,706,327
       92,275   LOEWS CORPORATION                                                                                        4,461,496
       26,265   MBIA INCORPORATED<<                                                                                      1,603,478
      154,188   METLIFE INCORPORATED                                                                                    10,751,529
       17,010   MGIC INVESTMENT CORPORATION<<                                                                              549,593
       55,130   PRINCIPAL FINANCIAL GROUP INCORPORATED                                                                   3,478,152
       95,268   PRUDENTIAL FINANCIAL INCORPORATED<<                                                                      9,296,251
       21,606   SAFECO CORPORATION                                                                                       1,322,719
      150,292   THE PROGRESSIVE CORPORATION<<                                                                            2,917,168
      136,264   THE TRAVELERS COMPANIES INCORPORATED                                                                     6,859,530
       19,862   TORCHMARK CORPORATION                                                                                    1,237,800
      274,988   UNITEDHEALTH GROUP INCORPORATED                                                                         13,317,669
      125,329   WELLPOINT INCORPORATED+                                                                                  9,890,965
       37,722   XL CAPITAL LIMITED CLASS A                                                                               2,987,582

                                                                                                                       153,038,498
                                                                                                                  ----------------

LEATHER & LEATHER PRODUCTS: 0.13%
       77,438   COACH INCORPORATED+<<                                                                                    3,660,494
                                                                                                                  ----------------

MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS: 1.56%
       80,230   AGILENT TECHNOLOGIES INCORPORATED+<<                                                                     2,958,882
       38,063   APPLERA CORPORATION-APPLIED BIOSYSTEMS GROUP                                                             1,318,502
       11,501   BAUSCH & LOMB INCORPORATED                                                                                 736,064
       50,517   BECTON DICKINSON & COMPANY                                                                               4,144,920

Portfolio of Investments--September 30, 2007

                                     Wells Fargo Advantage Master Portfolios 107


INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS (continued)
        276,901    BOSTON SCIENTIFIC CORPORATION+                                                                   $     3,862,773
         21,452    C.R. BARD INCORPORATED                                                                                 1,891,852
        103,192    COVIDIEN LIMITED                                                                                       4,282,468
         51,171    DANAHER CORPORATION                                                                                    4,232,353
         59,568    EASTMAN KODAK COMPANY<<                                                                                1,594,040
         11,197    MILLIPORE CORPORATION+<<                                                                                 848,733
         25,177    PERKINELMER INCORPORATED                                                                                 735,420
         32,445    QUEST DIAGNOSTICS INCORPORATED                                                                         1,874,348
         90,772    RAYTHEON COMPANY                                                                                       5,793,069
         31,664    ROCKWELL AUTOMATION INCORPORATED<<                                                                     2,200,965
         15,759    TEKTRONIX INCORPORATED                                                                                   437,155
         39,367    TERADYNE INCORPORATED+                                                                                   543,265
         88,539    THERMO FISHER SCIENTIFIC INCORPORATED+                                                                 5,110,471
         20,715    WATERS CORPORATION+                                                                                    1,386,248

                                                                                                                         43,951,528
                                                                                                                    ---------------
MEDICAL EQUIPMENT & SUPPLIES: 0.62%
        235,395    MEDTRONIC INCORPORATED                                                                                13,278,632
         70,756    ST. JUDE MEDICAL INCORPORATED+                                                                         3,118,217
         26,238    VARIAN MEDICAL SYSTEMS INCORPORATED+                                                                   1,099,110

                                                                                                                         17,495,959
                                                                                                                    ---------------
MEDICAL MANAGEMENT SERVICES: 0.36%
         32,440    COVENTRY HEALTH CARE INCORPORATED+<<                                                                   2,018,092
         53,518    EXPRESS SCRIPTS INCORPORATED+                                                                          2,987,375
         56,201    MEDCO HEALTH SOLUTIONS INCORPORATED+<<                                                                 5,080,008

                                                                                                                         10,085,475
                                                                                                                    ---------------
MEDICAL PRODUCTS: 1.50%
         63,826    ALLERGAN INCORPORATED                                                                                  4,114,862
        133,818    BAXTER INTERNATIONAL INCORPORATED                                                                      7,531,277
        451,720    MERCK & COMPANY INCORPORATED                                                                          23,349,407
         49,246    STRYKER CORPORATION<<                                                                                  3,386,155
         49,020    ZIMMER HOLDINGS INCORPORATED+                                                                          3,970,130

                                                                                                                         42,351,831
                                                                                                                    ---------------
METAL MINING: 0.44%
         79,230    FREEPORT-MCMORAN COPPER & GOLD INCORPORATED CLASS B<<                                                  8,310,435
         93,720    NEWMONT MINING CORPORATION                                                                             4,192,096

                                                                                                                         12,502,531
                                                                                                                    ---------------
MINING & QUARRYING OF NONMETALLIC MINERALS, EXCEPT FUELS: 0.06%
         19,832    VULCAN MATERIALS COMPANY                                                                               1,768,023
                                                                                                                    ---------------
MISCELLANEOUS MANUFACTURING INDUSTRIES: 0.32%
         33,204    HASBRO INCORPORATED                                                                                      925,728
         81,902    MATTEL INCORPORATED                                                                                    1,921,421
         28,377    TIFFANY & COMPANY<<                                                                                    1,485,536
        103,184    TYCO INTERNATIONAL LIMITED                                                                             4,575,179

                                                                                                                          8,907,864
                                                                                                                    ---------------
MISCELLANEOUS RETAIL: 1.18%
         90,897    COSTCO WHOLESALE CORPORATION                                                                           5,578,349
        307,373    CVS CAREMARK CORPORATION                                                                              12,181,192
         12,628    DILLARD'S INCORPORATED CLASS A                                                                           275,669

108 Wells Fargo Advantage Master Portfolios

                                    Portfolio of Investments--September 30, 2007


INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
MISCELLANEOUS RETAIL (continued)
         56,615    OFFICE DEPOT INCORPORATED+                                                                       $     1,167,401
         15,634    OFFICEMAX INCORPORATED                                                                                   535,777
         28,596    RADIOSHACK CORPORATION<<                                                                                 590,793
        148,181    STAPLES INCORPORATED                                                                                   3,184,410
        206,239    WALGREEN COMPANY                                                                                       9,742,730

                                                                                                                         33,256,321
                                                                                                                    ---------------
MOTION PICTURES: 1.37%
        480,497    NEWS CORPORATION CLASS A<<                                                                            10,566,129
        774,044    TIME WARNER INCORPORATED                                                                              14,211,448
        402,853    WALT DISNEY COMPANY                                                                                   13,854,115

                                                                                                                         38,631,692
                                                                                                                    ---------------
MOTOR FREIGHT TRANSPORTATION & WAREHOUSING: 0.82%
         64,087    FEDEX CORPORATION                                                                                      6,713,113
        217,891    UNITED PARCEL SERVICE INCORPORATED CLASS B<<                                                          16,363,614

                                                                                                                         23,076,727
                                                                                                                    ---------------
NON-DEPOSITORY CREDIT INSTITUTIONS: 1.86%
         39,006    AMERICAN CAPITAL STRATEGIES LIMITED<<                                                                  1,666,726
        245,516    AMERICAN EXPRESS COMPANY                                                                              14,576,285
         86,693    CAPITAL ONE FINANCIAL CORPORATION<<                                                                    5,759,016
         39,601    CIT GROUP INCORPORATED                                                                                 1,591,960
        119,557    COUNTRYWIDE FINANCIAL CORPORATION<<                                                                    2,272,779
         99,053    DISCOVER FINANCIAL SERVICES                                                                            2,060,302
        202,047    FANNIE MAE                                                                                            12,286,478
        134,940    FREDDIE MAC                                                                                            7,962,809
         85,641    SLM CORPORATION+<<                                                                                     4,253,788

                                                                                                                         52,430,143
                                                                                                                    ---------------
OFFICE EQUIPMENT: 0.12%
        194,243    XEROX CORPORATION+                                                                                     3,368,174
                                                                                                                    ---------------
OIL & GAS EXTRACTION: 3.38%
         96,285    ANADARKO PETROLEUM CORPORATION<<                                                                       5,175,319
         68,910    APACHE CORPORATION                                                                                     6,206,035
         60,527    BJ SERVICES COMPANY                                                                                    1,606,992
         85,162    CHESAPEAKE ENERGY CORPORATION                                                                          3,002,812
         92,570    DEVON ENERGY CORPORATION                                                                               7,701,824
         30,718    ENSCO INTERNATIONAL INCORPORATED                                                                       1,723,280
         50,811    EOG RESOURCES INCORPORATED                                                                             3,675,160
        184,760    HALLIBURTON COMPANY<<                                                                                  7,094,784
         58,362    NABORS INDUSTRIES LIMITED+<<                                                                           1,795,799
         55,727    NOBLE CORPORATION                                                                                      2,733,409
        172,427    OCCIDENTAL PETROLEUM CORPORATION                                                                      11,049,122
         22,937    ROWAN COMPANIES INCORPORATED<<                                                                           839,035
        247,421    SCHLUMBERGER LIMITED                                                                                  25,979,205
         60,042    TRANSOCEAN INCORPORATED+<<                                                                             6,787,748
         69,945    WEATHERFORD INTERNATIONAL LIMITED+                                                                     4,698,905
         80,080    XTO ENERGY INCORPORATED                                                                                4,952,147

                                                                                                                         95,021,576
                                                                                                                    ---------------
PAPER & ALLIED PRODUCTS: 0.24%
         21,691    BEMIS COMPANY INCORPORATED<<                                                                             631,425
         89,173    INTERNATIONAL PAPER COMPANY<<                                                                          3,198,636

Portfolio of Investments--September 30, 2007

                                     Wells Fargo Advantage Master Portfolios 109


INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                          VALUE
PAPER & ALLIED PRODUCTS (continued)
         38,070    MEADWESTVACO CORPORATION                                                                         $     1,124,207
         27,132    PACTIV CORPORATION+                                                                                      777,603
         21,995    TEMPLE-INLAND INCORPORATED<<                                                                           1,157,597

                                                                                                                          6,889,468
                                                                                                                    ---------------
PERSONAL SERVICES: 0.09%
         27,998    CINTAS CORPORATION                                                                                     1,038,726
         67,379    H & R BLOCK INCORPORATED<<                                                                             1,427,087

                                                                                                                          2,465,813
                                                                                                                    ---------------
PETROLEUM REFINING & RELATED INDUSTRIES: 7.24%
         11,603    ASHLAND INCORPORATED                                                                                     698,617
        442,452    CHEVRON CORPORATION                                                                                   41,404,658
        337,734    CONOCOPHILLIPS                                                                                        29,642,913
      1,151,167    EXXON MOBIL CORPORATION                                                                              106,552,018
         57,421    HESS CORPORATION                                                                                       3,820,219
        141,367    MARATHON OIL CORPORATION<<                                                                             8,060,746
         39,125    MURPHY OIL CORPORATION<<                                                                               2,734,446
         24,981    SUNOCO INCORPORATED                                                                                    1,768,155
         28,401    TESORO PETROLEUM CORPORATION                                                                           1,307,014
        114,950    VALERO ENERGY CORPORATION                                                                              7,722,341

                                                                                                                        203,711,127
                                                                                                                    ---------------
PIPELINES: 0.15%
        124,582    THE WILLIAMS COMPANIES INCORPORATED                                                                    4,243,263
                                                                                                                    ---------------
PRIMARY METAL INDUSTRIES: 0.71%
        183,487    ALCOA INCORPORATED                                                                                     7,178,011
         21,216    ALLEGHENY TECHNOLOGIES INCORPORATED<<                                                                  2,332,699
         59,755    NUCOR CORPORATION                                                                                      3,553,630
         28,612    PRECISION CASTPARTS CORPORATION                                                                        4,234,004
         24,536    UNITED STATES STEEL CORPORATION                                                                        2,599,344

                                                                                                                         19,897,688
                                                                                                                    ---------------
PRINTING, PUBLISHING & ALLIED INDUSTRIES: 0.73%
        142,162    CBS CORPORATION CLASS B<<                                                                              4,478,103
         13,542    DOW JONES & COMPANY INCORPORATED                                                                         808,457
         18,628    E.W. SCRIPPS COMPANY CLASS A                                                                             782,376
         48,339    GANNETT COMPANY INCORPORATED                                                                           2,112,414
         70,341    MCGRAW-HILL COMPANIES INCORPORATED<<                                                                   3,581,060
          7,986    MEREDITH CORPORATION                                                                                     457,598
         29,872    NEW YORK TIMES COMPANY CLASS A<<                                                                         590,271
         46,098    RR DONNELLEY & SONS COMPANY                                                                            1,685,343
         15,977    TRIBUNE COMPANY+<<                                                                                       436,492
        142,512    VIACOM INCORPORATED CLASS B+<<                                                                         5,553,693

                                                                                                                         20,485,807
                                                                                                                    ---------------
RAILROAD TRANSPORTATION: 0.69%
         62,351    BURLINGTON NORTHERN SANTA FE CORPORATION                                                               5,061,031
         91,120    CSX CORPORATION                                                                                        3,893,558
         81,695    NORFOLK SOUTHERN CORPORATION<<                                                                         4,240,787
         55,293    UNION PACIFIC CORPORATION                                                                              6,251,427

                                                                                                                         19,446,803
                                                                                                                    ---------------

110 Wells Fargo Advantage Master Portfolios

                                    Portfolio of Investments--September 30, 2007


INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                          VALUE
REAL ESTATE: 0.04%
         40,925    CB RICHARD ELLIS GROUP INCORPORATED CLASS A+                                                     $     1,139,352
                                                                                                                    ---------------
RUBBER & MISCELLANEOUS PLASTICS PRODUCTS: 0.08%
         33,522    SEALED AIR CORPORATION<<                                                                                 856,822
         43,794    THE GOODYEAR TIRE & RUBBER COMPANY+<<                                                                  1,331,776

                                                                                                                          2,188,598
                                                                                                                    ---------------
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES: 2.92%
         48,835    AMERIPRISE FINANCIAL INCORPORATED                                                                      3,081,977
         24,102    BEAR STEARNS COMPANIES INCORPORATED<<                                                                  2,959,967
        196,716    CHARLES SCHWAB CORPORATION                                                                             4,249,066
         11,025    CME GROUP INCORPORATED                                                                                 6,475,534
         88,265    E*TRADE FINANCIAL CORPORATION+<<                                                                       1,152,741
         18,170    FEDERATED INVESTORS INCORPORATED CLASS B                                                                 721,349
         33,691    FRANKLIN RESOURCES INCORPORATED                                                                        4,295,603
         84,196    GOLDMAN SACHS GROUP INCORPORATED                                                                      18,248,641
         14,381    INTERCONTINENTAL EXCHANGE INCORPORATED+                                                                2,184,474
         27,556    LEGG MASON INCORPORATED                                                                                2,322,695
        110,168    LEHMAN BROTHERS HOLDINGS INCORPORATED                                                                  6,800,671
        178,895    MERRILL LYNCH & COMPANY INCORPORATED<<                                                                12,751,636
        218,463    MORGAN STANLEY                                                                                        13,763,169
         55,037    T. ROWE PRICE GROUP INCORPORATED<<                                                                     3,065,011

                                                                                                                         82,072,534
                                                                                                                    ---------------
STONE, CLAY, GLASS & CONCRETE PRODUCTS: 0.29%
        326,487    CORNING INCORPORATED                                                                                   8,047,905
                                                                                                                    ---------------
TOBACCO PRODUCTS: 1.22%
        436,951    ALTRIA GROUP INCORPORATED                                                                             30,381,203
         35,512    REYNOLDS AMERICAN INCORPORATED<<                                                                       2,258,208
         33,079    UST INCORPORATED                                                                                       1,640,718

                                                                                                                         34,280,129
                                                                                                                    ---------------
TRANSPORTATION BY AIR: 0.08%
        155,111    SOUTHWEST AIRLINES COMPANY                                                                             2,295,643
                                                                                                                    ---------------
TRANSPORTATION EQUIPMENT: 3.30%
        162,665    BOEING COMPANY                                                                                        17,078,198
         18,453    BRUNSWICK CORPORATION<<                                                                                  421,836
        435,786    FORD MOTOR COMPANY+<<                                                                                  3,699,823
         84,207    GENERAL DYNAMICS CORPORATION                                                                           7,112,965
        117,450    GENERAL MOTORS CORPORATION<<                                                                           4,310,415
         35,270    GENUINE PARTS COMPANY                                                                                  1,763,500
         25,995    GOODRICH CORPORATION                                                                                   1,773,639
         52,138    HARLEY-DAVIDSON INCORPORATED                                                                           2,409,297
        155,335    HONEYWELL INTERNATIONAL INCORPORATED                                                                   9,237,772
         37,584    ITT CORPORATION                                                                                        2,553,081
         41,096    JOHNSON CONTROLS INCORPORATED                                                                          4,853,849
         72,067    LOCKHEED MARTIN CORPORATION                                                                            7,818,549
         71,334    NORTHROP GRUMMAN CORPORATION                                                                           5,564,052
         51,598    PACCAR INCORPORATED                                                                                    4,398,730
         51,829    TEXTRON INCORPORATED                                                                                   3,224,282
        205,852    UNITED TECHNOLOGIES CORPORATION                                                                       16,566,969

                                                                                                                         92,786,957
                                                                                                                    ---------------

Portfolio of Investments--September 30, 2007

                                     Wells Fargo Advantage Master Portfolios 111


INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
TRANSPORTATION SERVICES: 0.07%
         35,824    C.H. ROBINSON WORLDWIDE INCORPORATED                                                             $     1,944,885
                                                                                                                    ---------------
TRAVEL & RECREATION: 0.16%
         90,567    CARNIVAL CORPORATION<<                                                                                 4,386,160
                                                                                                                    ---------------
WHOLESALE TRADE NON-DURABLE GOODS: 0.65%
         37,396    AMERISOURCEBERGEN CORPORATION<<                                                                        1,695,161
         17,948    BROWN-FORMAN CORPORATION CLASS B<<                                                                     1,344,485
         26,883    DEAN FOODS COMPANY+                                                                                      687,667
         61,437    MCKESSON CORPORATION                                                                                   3,611,881
         80,246    NIKE INCORPORATED CLASS B                                                                              4,707,230
         43,607    SUPERVALU INCORPORATED                                                                                 1,701,109
        126,604    SYSCO CORPORATION                                                                                      4,505,836

                                                                                                                         18,253,369
                                                                                                                    ---------------
WHOLESALE TRADE-DURABLE GOODS: 0.31%
         88,338    KIMBERLY-CLARK CORPORATION                                                                             6,206,628
         29,047    PATTERSON COMPANIES INCORPORATED+<<                                                                    1,121,505
         14,888    W.W. GRAINGER INCORPORATED                                                                             1,357,629

                                                                                                                          8,685,762
                                                                                                                    ---------------

TOTAL COMMON STOCKS (COST $2,026,272,917)                                                                             2,795,727,847
                                                                                                                    ---------------
RIGHTS: 0.00%
         32,300    SEAGATE TECHNOLOGY RIGHTS+(a)                                                                                  0

TOTAL RIGHTS (COST $0)                                                                                                            0
                                                                                                                    ---------------
COLLATERAL FOR SECURITIES LENDING: 15.69%

COLLATERAL INVESTED IN MONEY MARKET FUNDS: 0.69%
      7,131,235    AIM SHORT-TERM INVESTMENT COMPANY - LIQUID ASSETS PORTFOLIO                                            7,131,235
      6,143,657    BLACKROCK TEMP FUND B #24 MONEY MARKET FUND                                                            6,143,657
      6,143,657    SCUDDER DAILY ASSETS MONEY MARKET FUND                                                                 6,143,657

                                                                                                                         19,418,549
                                                                                                                    ---------------

PRINCIPAL                                                                           INTEREST RATE   MATURITY DATE
COLLATERAL INVESTED IN OTHER ASSETS: 15.00%
$     4,914,925    ALPINE SECURITIZATION CORPORATION                                     5.30%        10/03/2007          4,913,500
        819,154    ATLANTIC ASSET SECURITIZATION CORPORATION++                           5.30         10/02/2007            819,031
      4,095,771    ATLANTIC ASSET SECURITIZATION CORPORATION                             5.30         10/24/2007          4,082,050
      2,047,886    ATLAS CAPITAL FUNDING CORPORATION SERIES MTN1+/-++                    5.03         10/25/2007          2,047,906
      2,047,886    BANCO SANTANDER TOTTA LOAN+/-++                                       5.76         10/15/2008          2,047,619
      2,047,886    BANK OF IRELAND SERIES EXTC+/-++                                      5.35         10/14/2008          2,044,793
      2,867,040    BANK OF MONTREAL                                                      5.08         10/22/2007          2,866,638
      7,372,388    BARCLAYS REPURCHASE AGREEMENT - 102% COLLATERALIZED (MATURITY
                   VALUE $7,375,706)                                                     5.40         10/01/2007          7,372,388
      2,867,040    BARTON CAPITAL CORPORATION                                            5.23         10/02/2007          2,866,610
      2,703,209    BARTON CAPITAL CORPORATION                                            5.24         10/15/2007          2,697,694
      2,229,902    BARTON CAPITAL CORPORATION                                            5.27         10/19/2007          2,224,059
      4,095,771    BEAR STEARNS & COMPANY INCORPORATED INTERNATIONAL REPURCHASE
                   AGREEMENT - 102% COLLATERALIZED (MATURITY VALUE $4,097,580)           5.30         10/01/2007          4,095,771
     11,468,159    BEAR STEARNS & COMPANY INCORPORATED REPURCHASE AGREEMENT -
                   102% COLLATERALIZED (MATURITY VALUE $11,473,272)                      5.35         10/01/2007         11,468,159

112 Wells Fargo Advantage Master Portfolios

                                    Portfolio of Investments--September 30, 2007


INDEX PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL          SECURITY NAME                                                    INTEREST RATE   MATURITY DATE        VALUE
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$     1,638,308    BNP PARIBAS+/-                                                        5.33%        05/07/2008    $     1,637,145
        881,599    BNP PARIBAS REPURCHASE AGREEMENT - 102% COLLATERALIZED
                   (MATURITY VALUE $881,988)                                             5.29         10/01/2007            881,599
     12,287,313    BNP PARIBAS REPURCHASE AGREEMENT - 102% COLLATERALIZED
                   (MATURITY VALUE $12,292,771)                                          5.33         10/01/2007         12,287,313
      2,211,716    CAFCO LLC++                                                           5.20         10/02/2007          2,211,385
      1,228,731    CANCARA ASSET SECURITIZATION LIMITED++                                5.19         10/17/2007          1,225,868
      2,785,124    CHARIOT FUNDING LLC                                                   5.18         10/18/2007          2,778,217
      2,867,040    CHARIOT FUNDING LLC++                                                 5.31         10/09/2007          2,863,685
      2,867,040    CHARIOT FUNDING LLC++                                                 5.37         10/04/2007          2,865,778
      5,324,502    CHEYNE FINANCE LLC+/-++^^                                             4.98         02/25/2008          5,100,820
      4,095,771    CHEYNE FINANCE LLC+/-++^^                                             5.29         05/19/2008          4,095,771
        819,154    CIT GROUP INCORPORATED+/-                                             5.67         12/19/2007            814,755
        903,118    CIT GROUP INCORPORATED+/-                                             5.73         11/23/2007            898,051
     13,985,579    CITIGROUP REPURCHASE AGREEMENT - 102% COLLATERALIZED (MATURITY
                   VALUE $13,991,791)                                                    5.33         10/01/2007         13,985,579
        409,577    CLIPPER RECEIVABLES CORPORATION++                                     5.22         10/01/2007            409,577
        409,577    COMERICA BANK+/-                                                      5.82         02/08/2008            409,888
     26,160,423    CREDIT SUISSE FIRST BOSTON REPURCHASE AGREEMENT - 102%
                   COLLATERALIZED (MATURITY VALUE $26,172,086)                           5.35         10/01/2007         26,160,423
      4,914,925    CULLINAN FINANCE CORPORATION+/-++                                     5.11         02/25/2008          4,914,925
      2,047,886    CULLINAN FINANCE CORPORATION+/-++                                     5.32         02/12/2008          2,047,742
      6,143,657    CULLINAN FINANCE CORPORATION+/-++                                     5.32         08/04/2008          6,142,305
     12,287,313    EBBETS FUNDING LLC++                                                  5.90         10/01/2007         12,287,313
      4,505,348    ERASMUS CAPITAL CORPORATION++                                         5.34         10/10/2007          4,499,446
        819,154    ERASMUS CAPITAL CORPORATION++                                         5.65         10/01/2007            819,154
      4,095,771    FAIRWAY FINANCE CORPORATION++                                         5.25         10/10/2007          4,090,406
      3,276,617    FAIRWAY FINANCE CORPORATION++                                         5.30         10/05/2007          3,274,717
      2,047,886    FALCON ASSET SECURITIZATION CORPORATION                               5.35         11/06/2007          2,037,155
      8,191,542    FIVE FINANCE INCORPORATED+/-++                                        5.30         07/09/2008          8,185,399
      3,022,679    FOUNTAIN SQUARE COMMERCIAL FUNDING CORPORATION                        5.38         10/31/2007          3,009,470
      2,047,886    GALLEON CAPITAL LLC++                                                 5.25         10/02/2007          2,047,578
      3,358,532    GALLEON CAPITAL LLC++                                                 5.28         10/01/2007          3,358,532
      2,129,801    GALLEON CAPITAL LLC                                                   5.34         10/19/2007          2,124,221
        819,154    HARRIER FINANCE FUNDING LLC+/-                                        5.15         04/25/2008            819,154
      2,047,886    HARRIER FINANCE FUNDING LLC+/-++                                      5.31         01/11/2008          2,045,940
      4,095,771    HUDSON-THAMES LLC+/-++                                                5.67         06/16/2008          4,099,375
      5,324,502    ING (USA) ANNUITY & LIFE INSURANCE COMPANY+/-                         5.82         08/16/2008          5,324,503
      2,047,886    INTESA BANK (IRELAND) PLC SERIES BKNT+/-++                            5.14         10/24/2008          2,046,309
     47,510,945    JPMORGAN CHASE SECURITIES CORPORATION REPURCHASE AGREEMENT
                   - 102% COLLATERALIZED (MATURITY VALUE $47,532,127)                    5.35         10/01/2007         47,510,945
      6,471,318    K2 (USA) LLC                                                          6.11         10/05/2007          6,467,565
      4,710,137    KESTREL FUNDING US LLC+/-++                                           5.10         02/25/2008          4,705,804
        819,154    KESTREL FUNDING US LLC+/-                                             5.15         04/25/2008            819,154
      1,228,731    KESTREL FUNDING US LLC                                                5.88         10/09/2007          1,227,294
      3,276,617    LIBERTY STREET FUNDING CORPORATION                                    5.28         10/01/2007          3,276,617
      4,095,771    LINKS FINANCE LLC+/-++                                                5.32         08/15/2008          4,089,546
      5,488,333    LIQUID FUNDING LIMITED+/-++                                           5.34         11/13/2007          5,488,333
      6,061,741    LIQUID FUNDING LIMITED+/-++                                           5.70         06/11/2008          6,066,712
      1,728,415    METLIFE GLOBAL FUNDING I+/-++                                         5.43         10/05/2007          1,728,415

Portfolio of Investments--September 30, 2007

                                     Wells Fargo Advantage Master Portfolios 113


INDEX PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL          SECURITY NAME                                                    INTEREST RATE   MATURITY DATE        VALUE
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$    26,746,266    MORGAN STANLEY REPURCHASE AGREEMENT - 102% COLLATERALIZED
                   (MATURITY VALUE $26,758,146)                                          5.33%        10/01/2007    $    26,746,266
        378,859    MORGAN STANLEY SERIES EXL+/-                                          5.83         10/14/2008            378,461
      7,190,126    NORTH SEA FUNDING LLC                                                 5.36         10/15/2007          7,175,458
      4,095,771    NORTH SEA FUNDING LLC++                                               5.45         10/03/2007          4,094,583
      4,095,771    NORTHERN ROCK PLC+/-++SS.                                             5.78         11/04/2008          4,078,610
      1,096,684    PERRY GLOBAL FUNDING LLC SERIES A                                     5.59         10/11/2007          1,095,083
      2,334,590    PREMIUM ASSET TRUST+/-++                                              5.33         12/21/2007          2,335,080
      2,047,886    PREMIUM ASSET TRUST SERIES 06-B++                                     5.50         12/16/2007          2,047,886
      1,556,393    PYXIS MASTER TRUST SERIES 2007-3+/-++                                 5.51         11/27/2007          1,556,393
        331,348    RACERS TRUST SERIES 2004-6-MM+/-++                                    5.19         03/24/2008            330,956
      6,553,234    REGENCY MARKETS #1 LLC++                                              5.21         10/12/2007          6,542,749
      3,112,786    REGENCY MARKETS #1 LLC++                                              5.25         10/04/2007          3,111,417
      1,638,308    ROYAL BANK OF SCOTLAND GROUP PLC                                      5.55         10/05/2007          1,638,341
      5,815,995    SCALDIS CAPITAL LIMITED++                                             5.26         10/04/2007          5,813,436
      5,652,164    SCALDIS CAPITAL LIMITED                                               5.29         10/22/2007          5,634,869
      5,324,502    SEDNA FINANCE INCORPORATED                                            5.38         10/09/2007          5,318,273
      2,948,955    SEDNA FINANCE INCORPORATED+/-++                                       5.79         04/10/2008          2,947,068
      1,228,731    SHEFFIELD RECEIVABLES CORPORATION++                                   5.25         10/05/2007          1,228,019
      2,088,843    SHIPROCK FINANCE SERIES 2007-4A+/-++                                  5.82         04/11/2008          2,088,843
      1,597,351    SKANDINAVISKA ENSKILDA BANKEN AB (NEW YORK)+/-                        5.11         02/29/2008          1,597,081
      2,047,886    SKANDINAVISKA ENSKILDA BANKEN AB (NEW YORK)+/-                        5.70         02/04/2008          2,049,626
      1,638,308    SLM CORPORATION+/-++                                                  5.81         05/12/2008          1,623,941
      2,539,378    STANFIELD VICTORIA FUNDING LLC+/-++                                   5.36         04/03/2008          2,538,489
      4,095,771    STANFIELD VICTORIA FUNDING LLC+/-++                                   5.57         02/15/2008          4,096,181
      4,095,771    TANGO FINANCE CORPORATION                                             5.37         10/04/2007          4,093,969
      4,996,841    THAMES ASSET GLOBAL SECURITIZATION #1 INCORPORATED++                  5.30         10/15/2007          4,986,647
        491,493    THAMES ASSET GLOBAL SECURITIZATION #1 INCORPORATED                    5.31         10/17/2007            490,347
        473,553    THE TRAVELERS INSURANCE COMPANY+/-                                    5.89         02/08/2008            473,544
      1,708,100    THUNDER BAY FUNDING INCORPORATED                                      5.32         10/25/2007          1,702,122
      4,007,466    THUNDER BAY FUNDING INCORPORATED++                                    5.33         10/02/2007          4,006,865
        655,323    TULIP FUNDING CORPORATION++                                           5.25         10/04/2007            655,035
      3,276,617    TULIP FUNDING CORPORATION                                             5.27         10/26/2007          3,264,657
      2,047,886    UNICREDITO ITALIANO BANK (IRELAND) SERIES EXL+/-++                    5.77         10/08/2008          2,044,077
      2,047,886    UNICREDITO ITALIANO BANK (IRELAND) SERIES LIB+/-++                    5.84         10/08/2008          2,044,138
        819,154    VERSAILLES CDS LLC++                                                  5.24         10/03/2007            818,917
      3,276,617    VERSAILLES CDS LLC                                                    5.39         10/16/2007          3,269,441
      4,095,771    VERSAILLES CDS LLC                                                    5.40         10/23/2007          4,082,624
      3,522,363    VICTORIA FINANCE LLC+/-++                                             5.32         07/28/2008          3,515,213
      2,047,886    VICTORIA FINANCE LLC+/-++                                             5.34         08/07/2008          2,047,886
      4,095,771    WHITE PINE FINANCE LLC+/-++                                           5.46         02/22/2008          4,096,181
      1,638,308    ZELA FINANCE CORPORATION                                              5.32         10/26/2007          1,632,329

                                                                                                                        422,017,202
                                                                                                                    ---------------

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $441,435,751)                                                             441,435,751
                                                                                                                    ---------------

114 Wells Fargo Advantage Master Portfolios

                                    Portfolio of Investments--September 30, 2007


INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
SHORT-TERM INVESTMENTS: 0.54%

MUTUAL FUNDS: 0.48%
     13,587,513    WELLS FARGO ADVANTAGE MONEY MARKET TRUST~+++                                                     $    13,587,513
                                                                                                                    ---------------

PRINCIPAL                                                                           INTEREST RATE   MATURITY DATE
US TREASURY BILLS: 0.06%
$       150,000    US TREASURY BILL^#                                                    3.99%        02/07/2008            147,930
        585,000    US TREASURY BILL^#                                                    4.16         02/07/2008            576,925
        330,000    US TREASURY BILL^#                                                    4.17         02/07/2008            325,445
        585,000    US TREASURY BILL^#                                                    4.89         11/08/2007            582,636
         10,000    US TREASURY BILL^#                                                    4.93         02/07/2008              9,862

                                                                                                                          1,642,798
                                                                                                                    ---------------

TOTAL SHORT-TERM INVESTMENTS (COST $15,228,863)                                                                          15,230,311
                                                                                                                    ---------------
TOTAL INVESTMENTS IN SECURITIES
(COST $2,482,937,531)*                         115.56%                                                              $ 3,252,393,909

OTHER ASSETS AND LIABILITIES, NET              (15.56)                                                                 (438,038,743)
                                               ------                                                               ---------------

TOTAL NET ASSETS                               100.00%                                                              $ 2,814,355,166
                                               ------                                                               ---------------

--------------------------------------------------------------------------------

+     Non-income earning securities.

<<    All or a portion of this security is on loan. (See Note 2)

(a) Security fair valued in accordance with the procedures approved by the Board of Trustees.

+/-   Variable rate investments.

++ Securities that may be resold to "qualified institutional buyers" under rule 144A or securities offered pursuant to section 4(2) of the Securities Act of 1933, as amended.

^^ This security is currently in default with regards to scheduled interest or principal payments.

SS. These securities are subject to a demand feature which reduces the effective maturity.

^     Zero coupon bond. Interest rate presented is yield to maturity.

#     Security pledged as collateral for futures transactions. (See Note 2)

~ This Wells Fargo Advantage Fund invests cash balances that it retains for liquidity purposes in a Wells Fargo Advantage Money Market Fund. The fund does not pay an investment advisory fee for such investments.

+++   Security of an affiliate of the fund with a cost of $29,432,231.

* Cost for federal income tax purposes is $2,499,757,046 and net unrealized appreciation (depreciation) consists of:

      Gross unrealized appreciation                        $ 862,763,094
      Gross unrealized depreciation                         (110,126,231)
                                                           -------------
      Net unrealized appreciation (depreciation)           $ 752,636,863

      The accompanying notes are an integral part of these financial statements.

Portfolio of Investments--September 30, 2007

                                     Wells Fargo Advantage Master Portfolios 115


INTERNATIONAL CORE PORTFOLIO
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
COMMON STOCKS: 98.11%

AUSTRALIA: 6.02%
        190,551    AXA ASIA PACIFIC HOLDINGS LIMITED (INSURANCE CARRIERS)                                           $     1,318,868
         56,865    ORICA LIMITED (MISCELLANEOUS MANUFACTURING INDUSTRIES)                                                 1,518,822
         61,100    QBE INSURANCE GROUP LIMITED (INSURANCE CARRIERS)                                                       1,832,540
         27,518    RIO TINTO LIMITED (METAL MINING)<<                                                                     2,642,529
         75,125    SANTOS LIMITED (OIL & GAS EXTRACTION)                                                                  1,003,267
         29,300    WOODSIDE PETROLEUM LIMITED (OIL & GAS EXTRACTION)                                                      1,305,169

                                                                                                                          9,621,195
                                                                                                                    ---------------

AUSTRIA: 0.65%
         15,652    OMV AG (OIL & GAS EXTRACTION)                                                                          1,045,193
                                                                                                                    ---------------

BELGIUM: 1.62%
         20,600    DELHAIZE GROUP (FOOD STORES)                                                                           1,973,962
         20,806    FORTIS (DEPOSITORY INSTITUTIONS)                                                                         612,648

                                                                                                                          2,586,610
                                                                                                                    ---------------

CHINA: 1.28%
      2,911,000    INDUSTRIAL & COMMERCIAL BANK OF CHINA LIMITED CLASS H (DEPOSITORY INSTITUTIONS)+                       2,040,810
                                                                                                                    ---------------

FINLAND: 2.95%
         36,800    FORTUM OYJ (ELECTRIC, GAS & SANITARY SERVICES)                                                         1,350,699
         15,661    METSO OYJ (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                     1,078,621
         60,300    NOKIA OYJ (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT)            2,292,344

                                                                                                                          4,721,664
                                                                                                                    ---------------

FRANCE: 10.85%
          8,100    ALSTOM (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                        1,646,704
         14,900    BOUYGUES SA (ENGINEERING CONSTRUCTION)                                                                 1,285,204
         11,011    CARREFOUR SA (FOOD STORES)                                                                               771,393
         11,413    COMPAGNIE GENERALE DES ETABLISSEMENTS MICHELIN (RUBBER & MISCELLANEOUS PLASTICS PRODUCTS)              1,534,340
         14,304    LVMH MOET HENNESSY LOUIS VUITTON SA (CONSUMER SERVICES)                                                1,714,750
          4,346    PPR SA (APPAREL & ACCESSORY STORES)                                                                      817,652
         34,018    PUBLICIS GROUPE (COMMUNICATIONS)<<                                                                     1,398,964
         19,400    SANOFI-AVENTIS SA (CHEMICALS & ALLIED PRODUCTS)                                                        1,642,647
         18,176    TECHNIP SA (OIL & GAS EXTRACTION)                                                                      1,625,056
         37,700    TOTAL SA (OIL & GAS EXTRACTION)                                                                        3,065,285
         43,669    VIVENDI UNIVERSAL SA (COMMUNICATIONS)                                                                  1,843,178

                                                                                                                         17,345,173
                                                                                                                    ---------------

GERMANY: 8.41%
          8,400    ALLIANZ SE (INSURANCE CARRIERS)                                                                        1,962,583
         41,900    ARCANDOR AG (GENERAL MERCHANDISE STORES)                                                               1,402,860
         22,807    COMMERZBANK AG (DEPOSITORY INSTITUTIONS)                                                                 923,285
         18,900    DAIMLERCHRYSLER AG (TRANSPORTATION EQUIPMENT)                                                          1,903,772
         16,600    DEUTSCHE BANK AG (DEPOSITORY INSTITUTIONS)                                                             2,139,355
         11,900    E.ON AG (ELECTRIC, GAS & SANITARY SERVICES)                                                            2,200,165
         34,252    GEA GROUP AG (HOLDING & OTHER INVESTMENT OFFICES)                                                      1,204,918
         12,500    SIEMENS AG (WHOLESALE TRADE NON-DURABLE GOODS)                                                         1,718,619

                                                                                                                         13,455,557
                                                                                                                    ---------------

GREECE: 0.86%
         39,424    ALPHA BANK AE (DEPOSITORY INSTITUTIONS)                                                                1,373,929
                                                                                                                    ---------------

116 Wells Fargo Advantage Master Portfolios

                                    Portfolio of Investments--September 30, 2007


INTERNATIONAL CORE PORTFOLIO
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                     VALUE
HONG KONG: 7.05%
        139,000    CHEUNG KONG HOLDINGS LIMITED (REAL ESTATE)                                                       $     2,292,275
        146,000    CHINA MOBILE (HONG KONG) LIMITED (COMMUNICATIONS)                                                      2,390,810
      2,031,000    GUANGDONG INVESTMENT LIMITED (BUSINESS SERVICES)                                                       1,392,519
        478,000    HANG LUNG PROPERTIES LIMITED (REAL ESTATE)                                                             2,139,789
        102,940    SUN HUNG KAI PROPERTIES LIMITED (REAL ESTATE)                                                          1,734,680
        221,000    TELEVISION BROADCASTS LIMITED (MOTION PICTURES)                                                        1,327,618

                                                                                                                         11,277,691
                                                                                                                    ---------------

INDIA: 0.46%
         15,100    INFOSYS TECHNOLOGIES LIMITED ADR (BUSINESS SERVICES)                                                     730,689
                                                                                                                    ---------------

IRELAND: 0.69%
        103,920    EXPERIAN GROUP LIMITED (BUSINESS SERVICES)                                                             1,099,244
                                                                                                                    ---------------

ITALY: 2.53%
         76,142    ENI SPA (PETROLEUM REFINING & RELATED INDUSTRIES)                                                      2,821,843
        142,500    UNICREDITO ITALIANO SPA (DEPOSITORY INSTITUTIONS)                                                      1,219,182

                                                                                                                          4,041,025
                                                                                                                    ---------------

JAPAN: 18.31%
        107,000    BANK OF YOKOHAMA LIMITED (DEPOSITORY INSTITUTIONS)                                                       738,702
            207    EAST JAPAN RAILWAY COMPANY (RAILROADS)                                                                 1,632,717
         17,400    FANUC LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
                   EQUIPMENT)                                                                                             1,773,856
        142,000    FUJITSU LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                               1,003,822
         13,400    IBIDEN COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER          1,128,089
                   EQUIPMENT)
            153    INPEX HOLDINGS INCORPORATED (OIL & GAS EXPLORATION)                                                    1,571,758
        112,300    ISETAN COMPANY LIMITED (APPAREL & ACCESSORY STORES)                                                    1,514,410
         66,000    KAO CORPORATION (CHEMICALS & ALLIED PRODUCTS)                                                          1,970,835
         62,200    MITSUBISHI CORPORATION (BUSINESS SERVICES)                                                             1,971,079
            112    MITSUBISHI UFJ FINANCIAL GROUP INCORPORATED (DEPOSITORY INSTITUTIONS)                                  1,057,353
         77,000    MITSUI FUDOSAN COMPANY LIMITED (REAL ESTATE)                                                           2,138,423
         28,300    MURATA MANUFACTURING COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS,
                   EXCEPT COMPUTER EQUIPMENT)                                                                             2,039,995
        122,000    NIPPON ELECTRIC GLASS COMPANY LIMITED (MISCELLANEOUS MANUFACTURING INDUSTRIES)                         1,964,915
         72,700    NOMURA HOLDINGS INCORPORATED (SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES)             1,218,998
         21,000    NOMURA RESEARCH INSTITUTE LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)               714,839
         14,100    SHIN-ETSU CHEMICAL COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)                                         974,657
        390,000    SUMITOMO METAL INDUSTRIES LIMITED (FABRICATED METAL PRODUCTS, EXCEPT MACHINERY &                       2,274,844
                   TRANSPORTATION EQUIPMENT)
        100,000    SUMITOMO TRUST & BANKING COMPANY LIMITED (DEPOSITORY INSTITUTIONS)                                       756,540
         33,400    TOYOTA MOTOR CORPORATION (AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS)                              1,971,462
         33,700    YAMAHA MOTOR COMPANY LIMITED (TRANSPORTATION EQUIPMENT)                                                  859,627

                                                                                                                         29,276,921
                                                                                                                    ---------------

LUXEMBOURG: 1.31%
         26,552    ARCELORMITTAL (FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT)                 2,095,643
                                                                                                                    ---------------

NETHERLANDS: 3.55%
         47,900    ASML HOLDING NV (SEMICONDUCTOR EQUIPMENT MANUFACTURING & RELATED)+                                     1,588,038
         15,500    ING GROEP NV (FINANCIAL SERVICES)                                                                        688,039
         61,500    KONINKLIJKE (ROYAL) KPN NV (COMMUNICATIONS)                                                            1,067,255
         17,200    RANDSTAD HOLDINGS NV (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                                          929,789
         47,500    WOLTERS KLUWER NV (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                                           1,410,187

                                                                                                                          5,683,308
                                                                                                                    ---------------

Portfolio of Investments--September 30, 2007

                                     Wells Fargo Advantage Master Portfolios 117


INTERNATIONAL CORE PORTFOLIO
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
RUSSIA: 1.64%
         20,957    LUKOIL ADR (OIL & GAS EXTRACTION)                                                                $     1,741,527
         98,078    VTB BANK OJSC GDR (NON-DEPOSITORY CREDIT INSTITUTIONS)+++                                                877,798

                                                                                                                          2,619,325
                                                                                                                    ---------------

SINGAPORE: 1.46%
        232,000    CAPITALAND LIMITED (REAL ESTATE)                                                                       1,272,837
         71,000    UNITED OVERSEAS BANK LIMITED (DEPOSITORY INSTITUTIONS)                                                 1,056,277

                                                                                                                          2,329,114
                                                                                                                    ---------------

SPAIN: 1.69%
         40,879    INDRA SISTEMAS SA (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                             1,105,783
         57,200    TELEFONICA SA (COMMUNICATIONS)                                                                         1,601,101

                                                                                                                          2,706,884
                                                                                                                    ---------------

SWEDEN: 2.15%
         47,100    SKANSKA AB CLASS B (HEAVY CONSTRUCTION OTHER THAN BUILDING CONSTRUCTION CONTRACTS)                       933,726
         34,350    SWEDBANK AB (DEPOSITORY INSTITUTIONS)                                                                  1,148,714
        338,500    TELEFONAKTIEBOLAGET LM ERICSSON CLASS B (COMMUNICATIONS)                                               1,355,240

                                                                                                                          3,437,680
                                                                                                                    ---------------

SWITZERLAND: 7.42%
         21,300    CREDIT SUISSE GROUP (NON-DEPOSITORY CREDIT INSTITUTIONS)                                               1,414,207
         15,900    HOLCIM LIMITED (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                        1,756,272
         48,300    NOVARTIS AG (CHEMICALS & ALLIED PRODUCTS)                                                              2,665,471
         15,700    ROCHE HOLDING AG GENUSSCHEIN (MEDICAL PRODUCTS)                                                        2,846,700
         26,700    UBS AG (SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES)                                   1,435,619
          5,800    ZURICH FINANCIAL SERVICES AG (FINANCIAL SERVICES)                                                      1,739,875

                                                                                                                         11,858,144
                                                                                                                    ---------------

TAIWAN: 0.56%
         88,539    TAIWAN SEMICONDUCTOR MANUFACTURING COMPANY LIMITED ADR (ELECTRONIC & OTHER ELECTRICAL
                   EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT)                                                       896,015
                                                                                                                    ---------------

UNITED KINGDOM: 16.65%
        129,000    AVIVA PLC (INSURANCE CARRIERS)                                                                         1,942,549
        175,570    BAE SYSTEMS PLC (TRANSPORTATION BY AIR)                                                                1,772,727
        168,000    BARCLAYS PLC (DEPOSITORY INSTITUTIONS)                                                                 2,046,894
        111,600    BRITISH SKY BROADCASTING PLC (COMMUNICATIONS)                                                          1,586,914
         72,600    EASYJET PLC (TRANSPORTATION BY AIR)+                                                                     779,088
         91,000    EMAP PLC (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                                                    1,636,570
         66,930    GLAXOSMITHKLINE PLC (CHEMICALS & ALLIED PRODUCTS)                                                      1,776,091
         68,500    INVESCO PLC (HOLDING & OTHER INVESTMENT OFFICES)                                                         927,096
         23,978    JOHNSON MATTHEY PLC (CHEMICALS & ALLIED PRODUCTS)                                                        817,811
        644,760    LEGAL & GENERAL GROUP PLC (INSURANCE CARRIERS)                                                         1,762,418
        102,839    NATIONAL GRID PLC (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT                        1,649,599
                   COMPUTER EQUIPMENT)
        165,504    ROLLS ROYCE GROUP PLC (AEROSPACE, DEFENSE)                                                             1,769,290
         49,500    ROYAL DUTCH SHELL PLC CLASS A (OIL & GAS EXTRACTION)                                                   2,042,751
        110,536    SCOTTISH & NEWCASTLE PLC (FOOD & KINDRED PRODUCTS)                                                     1,382,944
         48,830    SMITHS GROUP PLC (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT                         1,067,994
                   COMPUTER EQUIPMENT)
        655,586    VODAFONE GROUP PLC (COMMUNICATIONS)                                                                    2,367,439
         33,499    WOLSELEY PLC (WHOLESALE TRADE NON-DURABLE GOODS)                                                         566,473
         83,600    YELL GROUP PLC (COMMUNICATIONS)                                                                          733,783

                                                                                                                         26,628,431
                                                                                                                    ---------------

TOTAL COMMON STOCKS (COST $122,353,114)                                                                                 156,870,245
                                                                                                                    ---------------

118 Wells Fargo Advantage Master Portfolios

                                    Portfolio of Investments--September 30, 2007


INTERNATIONAL CORE PORTFOLIO
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
COLLATERAL FOR SECURITIES LENDING: 1.69%

COLLATERAL INVESTED IN MONEY MARKET FUNDS: 1.69%
      2,707,818    BANK OF NEW YORK INSTITUTIONAL CASH RESERVE FUND                                                 $     2,707,818
                                                                                                                    ---------------

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $2,707,818)                                                                 2,707,818
                                                                                                                    ---------------

SHORT-TERM INVESTMENTS: 1.97%
      3,149,250    WELLS FARGO ADVANTAGE MONEY MARKET TRUST~+++                                                           3,149,250
                                                                                                                    ---------------

TOTAL SHORT-TERM INVESTMENTS (COST $3,149,250)                                                                            3,149,250
                                                                                                                    ---------------

TOTAL INVESTMENTS IN SECURITIES
(COST $128,210,182)*                                                     101.77%                                    $   162,727,313

OTHER ASSETS AND LIABILITIES, NET                                         (1.77)                                         (2,832,387)
                                                                         ------                                     ---------------

TOTAL NET ASSETS                                                         100.00%                                    $   159,894,926
                                                                         ------                                     ---------------

--------------------------------------------------------------------------------

<<    All or a portion of this security is on loan. (See Note 2)

 +    Non-income earning securities.

++ Securities that may be resold to "qualified institutional buyers" under rule 144A or securities offered pursuant to section 4(2) of the Securities Act of 1933, as amended.

~ This Wells Fargo Advantage Fund invests cash balances that it retains for liquidity purposes in a Wells Fargo Advantage Money Market Fund. The fund does not pay an investment advisory fee for such investments.

+++   Security of an affiliate of the fund with a cost of $3,149,250.

* Cost for federal income tax purposes is $128,419,049 and net unrealized appreciation (depreciation) consists of:

      Gross unrealized appreciation                               $ 37,935,973
      Gross unrealized depreciation                                 (3,627,709)
                                                                  ------------
      Net unrealized appreciation (depreciation)                  $ 34,308,264

      The accompanying notes are an integral part of these financial statements.

Portfolio of Investments--September 30, 2007

                                     Wells Fargo Advantage Master Portfolios 119


INTERNATIONAL GROWTH PORTFOLIO
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
COMMON STOCKS: 96.82%

AUSTRIA: 0.29%
         12,417    WIENER STAEDTISCHE ALLGEMEINE VERSICHERUNG AG (INSURANCE CARRIERS)                               $       867,591
                                                                                                                    ---------------

BELGIUM: 0.33%
          9,871    DELHAIZE GROUP (FOOD STORES)                                                                             945,873
            156    UMICORE (MINING & QUARRYING OF NONMETALLIC MINERALS, EXCEPT FUELS)                                        37,282

                                                                                                                            983,155
                                                                                                                    ---------------

BRAZIL: 0.35%
        211,081    VIVO PARTICIPACOES SA ADR (COMMUNICATIONS)                                                             1,046,962
                                                                                                                    ---------------

CANADA: 1.25%
         53,567    CANADIAN PACIFIC RAILWAY LIMITED (RAILROAD TRANSPORTATION)                                             3,765,224
                                                                                                                    ---------------

CHINA: 2.67%
      2,529,600    CHINA CONSTRUCTION BANK CLASS H (FINANCIAL SERVICES)                                                   2,307,076
        636,000    CHINA LIFE INSURANCE COMPANY LIMITED (INSURANCE CARRIERS)                                              3,652,939
      1,659,700    CHINA PETROLEUM & CHEMICAL CORPORATION (SINOPEC) (OIL COMPANIES)                                       2,073,064

                                                                                                                          8,033,079
                                                                                                                    ---------------

FINLAND: 2.74%
        224,576    FORTUM OYJ (ELECTRIC, GAS & SANITARY SERVICES)                                                         8,242,790
                                                                                                                    ---------------

FRANCE: 11.71%
         22,126    ALSTOM SA (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)+                                    4,498,145
         71,999    BOUYGUES SA (ENGINEERING CONSTRUCTION)                                                                 6,210,297
         57,399    CARREFOUR SA (FOOD STORES)                                                                             4,021,179
         56,561    ELECTRICITE DE FRANCE (ELECTRIC, GAS & SANITARY SERVICES)                                              5,980,405
         44,564    LVMH MOET HENNESSY LOUIS VUITTON SA (CONSUMER SERVICES)                                                5,342,291
         46,535    TECHNIP SA (OIL & GAS EXTRACTION)                                                                      4,160,539
         63,965    VINCI SA (HEAVY CONSTRUCTION OTHER THAN BUILDING CONSTRUCTION CONTRACTS)                               4,997,422

                                                                                                                         35,210,278
                                                                                                                    ---------------

GERMANY: 16.93%
         34,335    ALLIANZ AG (INSURANCE CARRIERS)                                                                        8,022,059
         84,664    BAYER AG (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL)             6,738,930
          3,203    CELESIO AG (WHOLESALE TRADE-DURABLE GOODS)                                                               202,149
         76,689    DAIMLERCHRYSLER AG (TRANSPORTATION EQUIPMENT)                                                          7,724,780
        253,591    DEUTSCHE TELEKOM AG (COMMUNICATIONS)                                                                   4,982,937
         45,731    FRAPORT AG (TRANSPORTATION SERVICES)                                                                   3,162,025
         20,654    IVG IMMOBILIEN AG (REAL ESTATE)<<                                                                        769,861
         37,983    LINDE AG (ELECTRIC, GAS & SANITARY SERVICES)                                                           4,716,935
         23,054    RWE AG (ELECTRIC, GAS & SANITARY SERVICES)                                                             2,899,461
         24,133    SIEMENS AG (WHOLESALE TRADE NON-DURABLE GOODS)                                                         3,318,034
         65,479    UNITED INTERNET AG (COMMUNICATIONS)<<                                                                  1,474,302
         29,420    WACKER CHEMIE AG (CHEMICALS & ALLIED PRODUCTS)                                                         6,885,461

                                                                                                                         50,896,934
                                                                                                                    ---------------

HONG KONG: 12.50%
        589,000    BANK OF EAST ASIA LIMITED (DEPOSITORY INSTITUTIONS)                                                    3,303,434
        441,400    CHINA MERCHANTS HOLDINGS INTERNATIONAL COMPANY (HONG KONG) LIMITED (MOTOR FREIGHT                      2,745,318
                   TRANSPORTATION & WAREHOUSING)
        183,900    CHINA MOBILE (HONG KONG) LIMITED (COMMUNICATIONS)                                                      3,011,438
        851,200    CHINA NETCOM GROUP CORPORATION (HONG KONG) LIMITED (COMMUNICATIONS)                                    2,277,502
      1,403,700    CHINA RESOURCES LAND (HONG KONG) LIMITED (REAL ESTATE)<<                                               2,925,184
      2,992,400    CHINA UNICOM (HONG KONG) LIMITED (BUSINESS SERVICES)                                                   6,189,699

120 Wells Fargo Advantage Master Portfolios

                                    Portfolio of Investments--September 30, 2007


INTERNATIONAL GROWTH PORTFOLIO
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
HONG KONG (Continued)
      2,231,100    DENWAY MOTORS LIMITED (TRANSPORTATION EQUIPMENT)                                                 $     1,294,373
        506,000    HUTCHINSON WHAMPOA LIMITED (DIVERSIFIED OPERATIONS)                                                    5,412,235
        657,229    NWS HOLDINGS LIMITED (BUSINESS SERVICES)                                                               1,545,456
        260,900    SUN HUNG KAI PROPERTIES LIMITED (REAL ESTATE)                                                          4,396,522
        348,494    SWIRE PACIFIC LIMITED (BUSINESS SERVICES)                                                              4,225,134
         37,800    TENCENT HOLDINGS LIMITED (COMMUNICATIONS)                                                                244,095

                                                                                                                         37,570,390
                                                                                                                    ---------------

ITALY: 1.43%
         45,686    HERA SPA (ELECTRIC, GAS & SANITARY SERVICES)                                                             188,597
        293,240    INTESA SANPAOLO SPA (DEPOSITORY INSTITUTIONS)                                                          2,264,248
         84,375    MEDIOBANCA SPA (DEPOSITORY INSTITUTIONS)<<                                                             1,845,617

                                                                                                                          4,298,462
                                                                                                                    ---------------

JAPAN: 10.75%
         76,800    CHUGAI PHARMACEUTICAL COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)                                    1,268,355
        144,800    CREDIT SAISON COMPANY LIMITED (MISCELLANEOUS RETAIL)                                                   3,731,406
          1,038    JAPAN TOBACCO INCORPORATED (TOBACCO PRODUCTS)                                                          5,702,155
          3,575    JUPITER TELECOMMUNICATIONS COMPANY LIMITED (COMMUNICATIONS)+                                           2,776,216
        139,400    KIRIN BREWERY COMPANY LIMITED (FOOD & KINDRED PRODUCTS)                                                1,844,670
         77,000    MITSUBISHI ESTATE COMPANY LIMITED (REAL ESTATE)                                                        2,205,459
        920,600    MITSUBISHI HEAVY INDUSTRIES LIMITED (MISCELLANEOUS MANUFACTURING INDUSTRIES)                           6,018,984
         70,883    MITSUI FUDOSAN COMPANY LIMITED (REAL ESTATE)                                                           1,968,544
         15,510    ORIX CORPORATION (MISCELLANEOUS RETAIL)                                                                3,537,736
        123,800    TOKYU LAND CORPORATION (REAL ESTATE)                                                                   1,242,688
        124,500    URBAN CORPORATION (REAL ESTATE)                                                                        2,019,270

                                                                                                                         32,315,483
                                                                                                                    ---------------

LUXEMBOURG: 1.20%
         11,874    RTL GROUP SA (COMMUNICATIONS)                                                                          1,206,380
         56,033    TENARIS SA (PRIMARY METAL INDUSTRIES)<<                                                                1,479,746
         17,800    TENARIS SA ADR (FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT)                  936,636

                                                                                                                          3,622,762
                                                                                                                    ---------------

MEXICO: 0.73%
         91,100    GRUPO TELEVISA SA ADR (COMMUNICATIONS)                                                                 2,201,887
                                                                                                                    ---------------

NETHERLANDS: 1.83%
        166,134    ASML HOLDING NV (SEMICONDUCTOR EQUIPMENT MANUFACTURING & RELATED)+                                     5,507,872
                                                                                                                    ---------------

NORWAY: 3.67%
        237,968    ORKLA ASA (MISCELLANEOUS RETAIL)                                                                       4,250,650
         39,600    RENEWABLE ENERGY CORPORATION AS (ELECTRIC, GAS & SANITARY SERVICES)+                                   1,825,291
        220,300    SEADRILL LIMITED (PETROLEUM REFINING & RELATED INDUSTRIES)+                                            4,954,579

                                                                                                                         11,030,520
                                                                                                                    ---------------

QATAR: 0.10%
          8,929    INDUSTRIES QATAR (CHEMICALS & ALLIED PRODUCTS)+                                                          314,069
                                                                                                                    ---------------

RUSSIA: 3.98%
         16,700    GAZPROM OAO (OIL & GAS EXTRACTION)                                                                       736,470
         60,481    LUKOIL ADR (OIL & GAS EXTRACTION)                                                                      5,038,067
          7,400    MINING & METALLURGICAL COMPANY NORILSK NICKEL GDR (METAL MINING)                                       2,012,800
         28,453    RAO UNIFIED ENERGY SYSTEM GDR (ELECTRIC, GAS & SANITARY SERVICES)                                      3,442,813
         17,633    TMK OAO GDR (FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT)+                    728,243

                                                                                                                         11,958,393
                                                                                                                    ---------------

Portfolio of Investments--September 30, 2007

                                     Wells Fargo Advantage Master Portfolios 121


INTERNATIONAL GROWTH PORTFOLIO
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                          VALUE
SINGAPORE: 0.51%
        200,000    OVERSEA-CHINESE BANKING CORPORATION LIMITED (DEPOSITORY INSTITUTIONS)                            $     1,198,250
        129,000    SINGAPORE TELECOMMUNICATIONS LIMITED (COMMUNICATIONS)                                                    349,095

                                                                                                                          1,547,345
                                                                                                                    ---------------

SOUTH AFRICA: 0.53%
          6,301    MTN GROUP LIMITED (COMMUNICATIONS)                                                                        95,576
         53,827    NASPERS LIMITED (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                                             1,492,464

                                                                                                                          1,588,040
                                                                                                                    ---------------

SOUTH KOREA: 3.78%
         49,328    HANA FINANCIAL GROUP INCORPORATED (DEPOSITORY INSTITUTIONS)                                            2,325,725
         57,928    KOOKMIN BANK (FINANCIAL SERVICES)                                                                      4,823,114
         18,180    NHN CORPORATION (BUSINESS SERVICES)+                                                                   4,207,303

                                                                                                                         11,356,142
                                                                                                                    ---------------

SPAIN: 4.31%
         85,649    GAMESA CORPORATION TECNOLOGICA SA (ELECTRIC, GAS & SANITARY SERVICES)                                  3,499,043
         45,809    INDUSTRIA DE DISENO TEXTIL SA (APPAREL & ACCESSORY STORES)                                             3,087,073
        227,131    TELEFONICA SA (COMMUNICATIONS)                                                                         6,357,686

                                                                                                                         12,943,802
                                                                                                                    ---------------

SWEDEN: 0.09%
         12,800    ASSA ABLOY AB CLASS B (FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT)           265,669
                                                                                                                    ---------------

SWITZERLAND: 8.61%
         36,171    ADECCO SA (BUSINESS SERVICES)                                                                          2,139,037
         21,079    HOLCIM LIMITED (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                        2,328,331
         22,450    NESTLE SA (FOOD & KINDRED PRODUCTS)                                                                   10,084,904
         26,767    ROCHE HOLDING AG GENUSSCHEIN (MEDICAL PRODUCTS)                                                        4,853,351
          6,102    ROCHE HOLDINGS AG - BEARER SHARES (MEDICAL PRODUCTS)                                                   1,275,694
         58,569    SWISS REINSURANCE (INSURANCE CARRIERS)                                                                 5,216,754

                                                                                                                         25,898,071
                                                                                                                    ---------------

UNITED KINGDOM: 6.53%
        401,144    LLOYDS TSB GROUP PLC (DEPOSITORY INSTITUTIONS)                                                         4,452,505
        344,456    NATIONAL GRID PLC (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER               5,525,278
                   EQUIPMENT)
         98,718    STANDARD CHARTERED PLC (DEPOSITORY INSTITUTIONS)                                                       3,231,623
        414,194    VODAFONE GROUP PLC (COMMUNICATIONS)                                                                    1,495,728
        850,877    WILLIAM MORRISON SUPERMARKETS PLC (FOOD & KINDRED PRODUCTS)                                            4,913,660

                                                                                                                         19,618,794
                                                                                                                    ---------------

TOTAL COMMON STOCKS (COST $229,873,252)                                                                                 291,083,714
                                                                                                                    ---------------

COLLATERAL FOR SECURITIES LENDING: 1.64%

COLLATERAL INVESTED IN MONEY MARKET FUNDS: 1.64%
      4,920,486    BANK OF NEW YORK INSTITUTIONAL CASH RESERVE FUND                                                       4,920,486
                                                                                                                    ---------------

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $4,920,486)                                                                 4,920,486
                                                                                                                    ---------------

SHORT-TERM INVESTMENTS: 4.15%
     12,472,569    WELLS FARGO ADVANTAGE MONEY MARKET TRUST~+++                                                          12,472,569
                                                                                                                    ---------------

TOTAL SHORT-TERM INVESTMENTS (COST $12,472,569)                                                                          12,472,569
                                                                                                                    ---------------

122 Wells Fargo Advantage Master Portfolios

                                    Portfolio of Investments--September 30, 2007


INTERNATIONAL GROWTH PORTFOLIO
--------------------------------------------------------------------------------

                                                                                                                         VALUE
TOTAL INVESTMENTS IN SECURITIES
(COST $247,266,307)*                                                     102.61%                                    $   308,476,769

OTHER ASSETS AND LIABILITIES, NET                                         (2.61)                                         (7,850,444)
                                                                         ------                                     ---------------

TOTAL NET ASSETS                                                         100.00%                                    $   300,626,325
                                                                         ------                                     ---------------

--------------------------------------------------------------------------------

+     Non-income earning securities.

<<    All or a portion of this security is on loan. (See Note 2)

~ This Wells Fargo Advantage Fund invests cash balances that it retains for liquidity purposes in a Wells Fargo Advantage Money Market Fund. The fund does not pay an investment advisory fee for such investments.

+++   Security of an affiliate of the fund with a cost of $12,472,569.

* Cost for federal income tax purposes is $247,334,565 and net unrealized appreciation (depreciation) consists of:

      Gross unrealized appreciation                               $ 64,348,623
      Gross unrealized depreciation                                 (3,206,419)
                                                                  ------------
      Net unrealized appreciation (depreciation)                  $ 61,142,204

      The accompanying notes are an integral part of these financial statements.

Portfolio of Investments--September 30, 2007

                                     Wells Fargo Advantage Master Portfolios 123


INTERNATIONAL INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES          SECURITY NAME                                                                                            VALUE
COMMON STOCKS: 97.99%

AUSTRALIA: 6.51%
        4,508   ABC LEARNING (SCHOOLS)                                                                              $        26,281
        4,702   AGL ENERGY LIMITED (ELECTRIC, GAS & SANITARY SERVICES)                                                       66,215
       12,834   ALUMINA LIMITED (METAL MINING)                                                                               81,312
       10,019   AMCOR LIMITED (RUBBER & MISCELLANEOUS PLASTICS PRODUCTS)                                                     65,611
       20,836   AMP LIMITED (INSURANCE CARRIERS)                                                                            194,872
        1,838   ANSELL LIMITED (RUBBER & MISCELLANEOUS PLASTICS PRODUCTS)                                                    20,387
        2,926   APN NEWS & MEDIA LIMITED (COMMUNICATIONS)                                                                    13,553
        4,115   ARISTOCRAT LEISURE LIMITED (AMUSEMENT & RECREATION SERVICES)<<                                               50,755
        6,234   ASCIANO GROUP (TRANSPORTATION SERVICES)+                                                                     49,623
        1,873   ASX LIMITED (BUSINESS SERVICES)                                                                              89,334
       20,228   AUSTRALIA & NEW ZEALAND BANKING GROUP LIMITED (DEPOSITORY INSTITUTIONS)                                     533,095
       10,094   AXA ASIA PACIFIC HOLDINGS LIMITED (INSURANCE CARRIERS)                                                       69,864
        2,652   BABCOCK & BROWN LIMITED (SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES)<<                      64,644
       38,338   BHP BILLITON LIMITED (MINING & QUARRYING OF NONMETALLIC MINERALS, EXCEPT FUELS)                           1,515,558
        1,354   BILLABONG INTERNATIONAL LIMITED (APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR
                MATERIALS)<<                                                                                                 17,998
        7,968   BLUESCOPE STEEL LIMITED (MISCELLANEOUS MANUFACTURING INDUSTRIES)                                             76,007
        7,106   BORAL LIMITED (STONE, CLAY, GLASS & CONCRETE PRODUCTS)                                                       45,337
       16,835   BRAMBLES LIMITED (BUSINESS SERVICES)+                                                                       220,493
        1,446   CALTEX AUSTRALIA LIMITED (PETROLEUM REFINING & RELATED INDUSTRIES)                                           30,204
        9,756   CENTRO PROPERTIES GROUP (REAL ESTATE)                                                                        63,802
       15,579   CFS GANDEL RETAIL TRUST (REAL ESTATE)                                                                        33,039
        4,085   CHALLENGER FINANCIAL SERVICES GROUP LIMITED (FINANCE & FINANCIAL SERVICES)                                   22,474
        6,083   COCA-COLA AMATIL LIMITED (FOOD & KINDRED PRODUCTS)                                                           48,580
          614   COCHLEAR LIMITED (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL &
                OPTICAL)<<                                                                                                   42,475
       12,609   COLES MYER LIMITED (MISCELLANEOUS RETAIL)                                                                   172,305
       14,148   COMMONWEALTH BANK OF AUSTRALIA (DEPOSITORY INSTITUTIONS)                                                    707,934
       16,775   COMMONWEALTH PROPERTY OFFICE FUND (REAL ESTATE)                                                              24,784
        5,207   COMPUTERSHARE LIMITED (BUSINESS SERVICES)                                                                    42,924
        2,039   CSL LIMITED (CHEMICALS & ALLIED PRODUCTS)<<                                                                 194,139
       10,789   CSR LIMITED (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                                 29,774
       32,384   DB RREEF TRUST (REAL ESTATE)                                                                                 57,759
        2,855   DOWNER EDI LIMITED (ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES)                         15,859
       11,099   FAIRFAX MEDIA LIMITED (COMMUNICATIONS)                                                                       46,486
        1,367   FORTESCUE METALS GROUP LIMITED (METAL MINING)+                                                               57,848
       22,714   FOSTER'S GROUP LIMITED (FOOD & KINDRED PRODUCTS)                                                            131,614
        7,796   FUTURIS CORPORATION LIMITED (MISCELLANEOUS MANUFACTURING INDUSTRIES)                                         14,735
       11,918   GOODMAN FIELDER LIMITED (DURABLE GOODS - CONSUMER)                                                           27,285
       23,377   GPT GROUP (REAL ESTATE)                                                                                     105,792
        4,800   HARVEY NORMAN HOLDINGS LIMITED (GENERAL MERCHANDISE STORES)                                                  25,385
        3,185   ILUKA RESOURCES LIMITED (MINING & QUARRYING OF NONMETALLIC MINERALS, EXCEPT FUELS)                           15,601
        9,412   ING INDUSTRIAL FUND (REAL ESTATE)                                                                            23,635
       19,887   INSURANCE AUSTRALIA GROUP LIMITED (INSURANCE CARRIERS)                                                       92,645
        5,374   JAMES HARDIE INDUSTRIES NV (STONE, CLAY, GLASS & CONCRETE PRODUCTS)                                          34,000
        1,610   LEIGHTON HOLDINGS LIMITED (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)<<                 73,575
        3,971   LEND LEASE CORPORATION LIMITED (REAL ESTATE)                                                                 66,597
        3,610   LION NATHAN LIMITED (FOOD & KINDRED PRODUCTS)                                                                29,567
       21,913   MACQUAIRE OFFICE TRUST (REAL ESTATE)                                                                         30,431
        8,047   MACQUARIE AIRPORTS (SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES)                             31,061
        2,785   MACQUARIE BANK LIMITED (HOLDING & OTHER INVESTMENT OFFICES)<<                                               208,575
        3,736   MACQUARIE COMMUNICATIONS INFRASTRUCTURE GROUP (HOLDING & OTHER INVESTMENT OFFICES)                           20,189
       16,109   MACQUARIE GOODMAN GROUP (PROPERTIES)                                                                         98,774
       30,420   MACQUARIE INFRASTRUCTURE GROUP (HOLDING & OTHER INVESTMENT OFFICES)                                          84,219
        7,473   MAYNE GROUP LIMITED (HEALTH SERVICES)                                                                        27,652
       11,425   MIRVAC GROUP (REAL ESTATE)<<                                                                                 55,252

124 Wells Fargo Advantage Master Portfolios

                                    Portfolio of Investments--September 30, 2007


INTERNATIONAL INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES          SECURITY NAME                                                                                            VALUE
AUSTRALIA (continued)
        6,348   MULTIPLEX GROUP (HEAVY CONSTRUCTION OTHER THAN BUILDING CONSTRUCTION CONTRACTS)                     $        28,221
       17,935   NATIONAL AUSTRALIA BANK LIMITED (DEPOSITORY INSTITUTIONS)                                                   631,970
        3,671   NEWCREST MINING LIMITED (METAL MINING)                                                                       91,209
        6,447   ONESTEEL LIMITED (PRIMARY METAL INDUSTRIES)                                                                  39,473
        3,479   ORICA LIMITED (MISCELLANEOUS MANUFACTURING INDUSTRIES)                                                       92,908
        9,836   ORIGIN ENERGY LIMITED (OIL & GAS EXTRACTION)                                                                 89,898
        5,617   PACIFIC BRANDS LIMITED (GENERAL MERCHANDISE STORES)                                                          15,451
        4,915   PALADIN RESOURCES LIMITED (DIVERSIFIED MINING)+                                                              33,757
        5,734   PAPERLINX LIMITED (PAPER & ALLIED PRODUCTS)                                                                  15,468
          421   PERPETUAL TRUSTEES AUSTRALIA LIMITED (BUSINESS SERVICES)                                                     27,297
        4,899   PUBLISHING & BROADCASTING LIMITED (PRINTING, PUBLISHING & ALLIED INDUSTRIES)<<                               85,639
       11,728   QANTAS AIRWAYS (TRANSPORTATION BY AIR)                                                                       58,070
        9,286   QBE INSURANCE GROUP LIMITED (INSURANCE CARRIERS)                                                            278,510
        3,170   RIO TINTO LIMITED (METAL MINING)<<                                                                          304,412
        6,563   SANTOS LIMITED (OIL & GAS EXTRACTION)                                                                        87,646
        3,072   SONIC HEALTHCARE LIMITED (HEALTH SERVICES)                                                                   42,525
       16,519   STOCKLAND (REAL ESTATE)                                                                                     131,923
       10,090   SUNCORP-METWAY LIMITED (DEPOSITORY INSTITUTIONS)                                                            181,753
        5,757   TABCORP HOLDINGS LIMITED (AMUSEMENT & RECREATION SERVICES)                                                   77,393
       12,456   TATTERSALL'S LIMITED (AMUSEMENT & RECREATION SERVICES)                                                       43,881
       31,724   TELSTRA CORPORATION LIMITED (COMMUNICATIONS)                                                                122,735
       15,968   TELSTRA CORPORATION LIMITED (COMMUNICATIONS)                                                                 40,524
        5,897   TOLL HOLDINGS LIMITED (TRANSPORTATION SERVICES)                                                              68,605
       12,140   TRANSURBAN GROUP (SOCIAL SERVICES)                                                                           78,640
        4,208   WESFARMERS LIMITED (MISCELLANEOUS MANUFACTURING INDUSTRIES)<<                                               156,827
       18,477   WESTFIELD GROUP (PROPERTIES)                                                                                355,784
       20,295   WESTPAC BANKING CORPORATION (DEPOSITORY INSTITUTIONS)                                                       513,250
        5,238   WOODSIDE PETROLEUM LIMITED (OIL & GAS EXTRACTION)                                                           233,327
       13,276   WOOLWORTHS LIMITED (FOOD STORES)                                                                            349,998
        1,683   WORLEYPARSONS LIMITED (PERSONAL SERVICES)                                                                    63,336
        5,408   ZINIFEX LIMITED (METAL MINING)                                                                               85,035

                                                                                                                         10,413,374
                                                                                                                    ---------------
AUSTRIA: 0.57%
          344   ANDRITZ AG (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                          23,766
          266   BWIN INTERACTIVE ENTERTAINMENT AG (GAMING)+                                                                   6,334
        2,115   ERSTE BANK DER OESTERREICHISCHEN SPARKASSEN AG (DEPOSITORY INSTITUTIONS)                                    161,198
          138   FLUGHAFEN WIEN AG (CONSTRUCTION SPECIAL TRADE CONTRACTORS)                                                   14,255
        4,792   IMMOEAST IMMOBILIEN ANLAGEN AG (REAL ESTATE)+                                                                52,205
        4,908   IMMOFINANZ IMMOBILIEN ANLAGEN AG (REAL ESTATE)                                                               61,237
          106   MAYR-MELNHOF KARTON AG (PAPER & ALLIED PRODUCTS)                                                             11,714
        3,290   MEINL EUROPEAN LAND LIMITED (REAL ESTATE)+                                                                   46,914
        1,855   OMV AG (OIL & GAS EXTRACTION)                                                                               123,871
          410   RAIFFEISEN INTERNATIONAL BANK HOLDINGS (DEPOSITORY INSTITUTIONS)                                             59,925
          323   RHI AG (MISCELLANEOUS MANUFACTURING INDUSTRIES)+                                                             14,868
        4,216   TELEKOM AUSTRIA AG (COMMUNICATIONS)                                                                         110,316
          892   VERBUND - OESTERREICHISCHE ELEKTRIZITAETSWIRTSCHAFTS AG (ELECTRIC, GAS & SANITARY SERVICES)                  51,412
        1,232   VOESTALPINE AG (FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT)                     106,460
          339   WIENER STAEDTISCHE ALLGEMEINE VERSICHERUNG AG (INSURANCE CARRIERS)                                           23,686
          812   WIENERBERGER AG (BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS)                          50,784

                                                                                                                            918,945
                                                                                                                    ---------------
BELGIUM: 1.09%
        1,119   AGFA-GEVAERT NV (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL)            21,541
          150   BARCO NV (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT)                   12,921

Portfolio of Investments--September 30, 2007

                                     Wells Fargo Advantage Master Portfolios 125


INTERNATIONAL INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES          SECURITY NAME                                                                                            VALUE
BELGIUM (continued)
          140   BEKAERT SA (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL)        $        18,767
        1,795   BELGACOM SA (COMMUNICATIONS)                                                                                 83,288
           75   COFINIMMO SA (REAL ESTATE INVESTMENT TRUSTS (REITS))                                                         13,268
          194   COLRUYT SA (FOOD STORES)                                                                                     40,983
          154   COMPAGNIE MARITIME BELGE SA (WATER TRANSPORTATION)                                                           11,419
           36   D'IETEREN SA (AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS)                                                16,067
          860   DELHAIZE GROUP (FOOD STORES)                                                                                 82,408
        5,740   DEXIA SA (DEPOSITORY INSTITUTIONS)                                                                          173,848
          231   EURONAV SA (WATER TRANSPORTATION)                                                                             7,263
       13,651   FORTIS (DEPOSITORY INSTITUTIONS)+                                                                           401,964
          860   GROUPE BRUXELLES LAMBERT SA (INVESTMENTS & MISCELLANEOUS FINANCIAL SERVICES)                                104,310
        2,037   INBEV NA (FOOD & KINDRED PRODUCTS)                                                                          184,619
        2,002   KBC BANK VERZEKERINGS HOLDINGS (DEPOSITORY INSTITUTIONS)                                                    275,425
          366   MOBISTAR SA (COMMUNICATIONS)                                                                                 32,018
          239   OMEGA PHARMA SA (CHEMICALS & ALLIED PRODUCTS)+                                                               20,959
          711   SOLVAY SA (CHEMICALS & ALLIED PRODUCTS)                                                                     103,179
        1,796   SUEZ LYONNAISE DES EAUX STRIP (ELECTRIC, GAS & SANITARY SERVICES)+                                               26
        1,178   UCB SA (CHEMICALS & ALLIED PRODUCTS)                                                                         69,509
          285   UMICORE (MINING & QUARRYING OF NONMETALLIC MINERALS, EXCEPT FUELS)                                           68,112

                                                                                                                          1,741,894
                                                                                                                    ---------------

DENMARK: 0.87%
           12   A.P. MOLLER - MAERSK A/S (LOCAL & SUB-TRANSIT & INTERURBAN HIGHWAY PASS TRANSPORTATION)                     164,808
          138   BANG & OLUFSEN A/S (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
                EQUIPMENT)                                                                                                   15,574
          406   CARLSBERG A/S (FOOD & KINDRED PRODUCTS)                                                                      55,449
          298   COLOPLAST A/S (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL)              28,330
          538   DANISCO A/S (FOOD & KINDRED PRODUCTS)                                                                        41,833
        5,028   DANSKE BANK A/S (DEPOSITORY INSTITUTIONS)                                                                   204,134
        1,950   DSV A/S (MOTOR FREIGHT TRANSPORTATION & WAREHOUSING)                                                         45,972
          209   EAST ASIATIC COMPANY LIMITED A/S (FOOD & KINDRED PRODUCTS)                                                   15,611
          523   FLSMIDTH & COMPANY A/S (BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS)                   55,622
        2,202   GN STORE NORD A/S (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
                EQUIPMENT)                                                                                                   22,324
          614   H. LUNDBECK A/S (CHEMICALS & ALLIED PRODUCTS)                                                                16,677
          662   JYSKE BANK (BUSINESS SERVICES)+                                                                              51,474
          232   NKT HOLDING A/S (MISCELLANEOUS MANUFACTURING INDUSTRIES)                                                     26,005
        2,626   NOVO NORDISK A/S CLASS B (CHEMICALS & ALLIED PRODUCTS)                                                      316,954
          506   NOVOZYMES A/S CLASS B (HEALTH SERVICES)                                                                      63,590
          690   SYDBANK (DEPOSITORY INSTITUTIONS)                                                                            30,026
          183   TOPDANMARK A/S (INSURANCE CARRIERS)+                                                                         30,104
          257   TRYGVESTA A/S (WHOLESALE TRADE-DURABLE GOODS)                                                                20,598
        1,948   VESTAS WIND SYSTEMS A/S (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL &
                OPTICAL)                                                                                                    153,890
          320   WILLIAM DEMANT HOLDING A/S (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC,
                MEDICAL & OPTICAL)+                                                                                          28,279

                                                                                                                          1,387,254
                                                                                                                    ---------------

FINLAND: 1.90%
          803   AMER SPORTS OYJ (HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES)<<                                           18,607
          442   CARGOTEC CORPORATION (TRANSPORTATION SERVICES)                                                               21,719
        1,707   ELISA OYJ (COMMUNICATIONS)                                                                                   53,063
        4,787   FORTUM OYJ (ELECTRIC, GAS & SANITARY SERVICES)                                                              175,701
          732   KCI KONECRANES OYJ (BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS)                       29,445
          738   KESKO OYJ (FOOD STORES)                                                                                      49,029
          881   KONE OYJ (BUSINESS SERVICES)                                                                                 64,258
        1,357   METSO OYJ (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                           93,461
        1,497   NESTE OIL OYJ LIMITED (OIL & GAS EXTRACTION)                                                                 54,787
       44,898   NOKIA OYJ (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT)               1,706,827

126 Wells Fargo Advantage Master Portfolios

                                    Portfolio of Investments--September 30, 2007


INTERNATIONAL INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES          SECURITY NAME                                                                                            VALUE
FINLAND (continued)
        1,200   NOKIAN RENKAAT OYJ (TRANSPORTATION EQUIPMENT)                                                       $        46,988
          900   OKO BANK (DEPOSITORY INSTITUTIONS)                                                                           18,609
        1,353   ORIOLA-KD OYJ (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL)               6,367
          943   ORION OYJ (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL)                  23,962
        1,238   OUTOKUMPU OYJ (METAL MINING)                                                                                 44,468
        1,000   RAUTARUUKKI OYJ (PRIMARY METAL INDUSTRIES)                                                                   60,588
        4,761   SAMPO OYJ (NON-DEPOSITORY CREDIT INSTITUTIONS)                                                              145,351
          840   SANOMAWSOY OYJ (MULTI MEDIA)                                                                                 26,124
        6,560   STORA ENSO OYJ (PAPER & ALLIED PRODUCTS)                                                                    127,778
          881   TIETOENATOR OYJ (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                     19,773
        5,766   UPM-KYMMENE OYJ (PAPER & ALLIED PRODUCTS)                                                                   139,445
          630   UPONOR OYJ (RUBBER & MISCELLANEOUS PLASTICS PRODUCTS)                                                        19,557
          689   WARTSILA OYJ (MISCELLANEOUS MANUFACTURING INDUSTRIES)                                                        47,174
        1,408   YIT OYJ (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                                     41,841

                                                                                                                          3,034,922
                                                                                                                    ---------------
FRANCE: 9.36%
        1,977   ACCOR SA (METAL MINING)                                                                                     175,517
          398   AEROPORTS DE PARIS (TRANSPORTATION BY AIR)+                                                                  45,856
        1,346   AIR FRANCE-KLM (TRANSPORTATION BY AIR)                                                                       49,461
        2,675   AIR LIQUIDE (CHEMICALS & ALLIED PRODUCTS)                                                                   358,020
       25,466   ALCATEL SA (COMMUNICATIONS)                                                                                 261,454
        1,143   ALSTOM (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)+                                            232,368
          790   ATOS ORIGIN (BUSINESS SERVICES)+                                                                             45,961
       17,214   AXA SA (INSURANCE CARRIERS)                                                                                 770,260
        9,208   BNP PARIBAS SA (DEPOSITORY INSTITUTIONS)                                                                  1,007,603
        2,387   BOUYGUES SA (ENGINEERING CONSTRUCTION)                                                                      205,891
        1,063   BUSINESS OBJECTS SA (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)+                                47,444
        1,539   CAP GEMINI SA (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                       94,847
        6,571   CARREFOUR SA (FOOD STORES)                                                                                  460,342
          502   CASINO GUICHARD-PERRACHON SA (FOOD STORES)                                                                   52,642
          515   CNP ASSURANCES (INSURANCE AGENTS, BROKERS & SERVICE)                                                         65,880
        3,637   COMPAGNIE DE SAINT-GOBAIN (STONE, CLAY, GLASS & CONCRETE PRODUCTS)                                          379,575
        1,596   COMPAGNIE GENERALE DES ETABLISSEMENTS MICHELIN (RUBBER & MISCELLANEOUS PLASTICS PRODUCTS)                   214,563
        7,225   CREDIT AGRICOLE SA (DEPOSITORY INSTITUTIONS)                                                                278,681
          644   DASSAULT SYSTEMES SA (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                42,261
        2,218   ESSILOR INTERNATIONAL SA CIE GENERALE D'OPTIQUE (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS:
                PHOTOGRAPHIC, MEDICAL & OPTICAL)                                                                            139,161
       20,177   FRANCE TELECOM SA (COMMUNICATIONS)                                                                          675,837
        2,212   GAZ DE FRANCE (GAS DISTRIBUTION)                                                                            114,939
          137   GECINA SA (REAL ESTATE)                                                                                      23,247
        4,864   GROUPE DANONE (FOOD & KINDRED PRODUCTS)                                                                     382,856
          749   HERMES INTERNATIONAL (APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS)               84,289
          376   ICADE (REAL ESTATE)                                                                                          27,398
          357   IMERYS SA (STONE, CLAY, GLASS & CONCRETE PRODUCTS)                                                           32,585
          642   KLEPIERRE (REAL ESTATE)                                                                                      36,829
        2,746   L'OREAL SA (APPAREL & ACCESSORY STORES)                                                                     360,239
        1,643   LAFARGE SA (STONE, CLAY, GLASS & CONCRETE PRODUCTS)                                                         254,548
        1,364   LAGARDERE SCA (COMMUNICATIONS)                                                                              116,096
        2,701   LVMH MOET HENNESSY LOUIS VUITTON SA (CONSUMER SERVICES)                                                     323,793
          764   M6 METROPOLE TELEVISION (COMMUNICATIONS)                                                                     22,170
          368   NEOPOST SA (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                          51,908
            1   NYSE EURONEXT (SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES)+                                     80
        1,450   PAGESJAUNES SA (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                                                    29,794
          997   PERNOD-RICARD (FOOD & KINDRED PRODUCTS)<<                                                                   217,514

Portfolio of Investments--September 30, 2007

                                     Wells Fargo Advantage Master Portfolios 127


INTERNATIONAL INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES          SECURITY NAME                                                                                            VALUE
FRANCE (continued)
        1,672   PEUGEOT SA (AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS)                                         $       137,996
          861   PPR SA (APPAREL & ACCESSORY STORES)                                                                         161,988
        1,534   PUBLICIS GROUPE (COMMUNICATIONS)<<                                                                           63,085
        2,042   RENAULT SA (TRANSPORTATION EQUIPMENT)                                                                       295,895
        1,876   SAFRAN SA (NATIONAL SECURITY & INTERNATIONAL AFFAIRS)                                                        45,289
       11,182   SANOFI-AVENTIS SA (CHEMICALS & ALLIED PRODUCTS)                                                             946,808
        2,378   SCHNEIDER ELECTRIC SA (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
                EQUIPMENT)                                                                                                  300,433
        1,949   SCOR REGROUPE (INSURANCE CARRIERS)                                                                           52,220
          315   SOCIETE BIC SA (HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES)                                              27,004
          225   SOCIETE DES AUTOROUTES PARIS-RHIN-RHONE (TRANSPORTATION SERVICES)                                            23,646
        4,048   SOCIETE GENERALE (DEPOSITORY INSTITUTIONS)                                                                  679,275
        1,376   SOCIETE TELEVISION FRANCAISE 1 (COMMUNICATIONS)                                                              36,986
        1,046   SODEXHO ALLIANCE SA (FOOD & KINDRED PRODUCTS)                                                                72,340
       11,269   SUEZ SA (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                                    663,648
        1,143   TECHNIP SA (OIL & GAS EXTRACTION)                                                                           102,192
        1,026   THALES SA (TRANSPORTATION BY AIR)                                                                            60,145
        2,771   THOMSON (HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES)                                                     42,200
       23,617   TOTAL SA (OIL & GAS EXTRACTION)                                                                           1,920,235
          214   TOTAL SA CLASS B (OIL & GAS EXTRACTION)                                                                      17,400
          820   UNIBAIL (REAL ESTATE)                                                                                       211,042
          812   VALEO SA (TRANSPORTATION EQUIPMENT)                                                                          45,180
          534   VALLOUREC (HEALTH SERVICES)                                                                                 153,814
        3,801   VEOLIA ENVIRONNEMENT (ELECTRIC, GAS & SANITARY SERVICES)                                                    327,315
        4,368   VINCI SA (HEAVY CONSTRUCTION OTHER THAN BUILDING CONSTRUCTION CONTRACTS)                                    341,261
       12,759   VIVENDI UNIVERSAL SA (COMMUNICATIONS)                                                                       538,531
          440   ZODIAC SA (TRANSPORTATION BY AIR)                                                                            31,521

                                                                                                                         14,979,358
                                                                                                                    ---------------
GERMANY: 8.19%
        2,249   ADIDAS-SALOMON AG (APPAREL & ACCESSORY STORES)                                                              147,520
        4,963   ALLIANZ SE (INSURANCE CARRIERS)                                                                           1,159,560
          815   ALTANA AG (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL)                  19,640
          732   ARCANDOR AG (GENERAL MERCHANDISE STORES)                                                                     24,508
        5,495   BASF AG (CHEMICALS & ALLIED PRODUCTS)                                                                       760,049
        8,007   BAYER AG (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL)                  637,327
        1,013   BEIERSDORF AG (APPAREL & ACCESSORY STORES)                                                                   75,864
          442   BILFINGER BERGER AG (BUILDING & CONSTRUCTION)                                                                34,545
          983   CELESIO AG (WHOLESALE TRADE-DURABLE GOODS)                                                                   62,039
        6,884   COMMERZBANK AG (DEPOSITORY INSTITUTIONS)                                                                    278,682
        1,448   CONTINENTAL AG (RUBBER & MISCELLANEOUS PLASTICS PRODUCTS)                                                   200,241
       10,158   DAIMLERCHRYSLER AG (TRANSPORTATION EQUIPMENT)                                                             1,023,202
        5,696   DEUTSCHE BANK AG (DEPOSITORY INSTITUTIONS)                                                                  734,082
        2,237   DEUTSCHE BOERSE AG (SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES)                            304,629
        2,525   DEUTSCHE LUFTHANSA AG (TRANSPORTATION BY AIR)                                                                72,622
          911   DEUTSCHE POSTBANK AG (DEPOSITORY INSTITUTIONS)                                                               66,887
       31,259   DEUTSCHE TELEKOM AG (COMMUNICATIONS)                                                                        614,224
          392   DOUGLAS HOLDING AG (APPAREL & ACCESSORY STORES)                                                              24,488
        6,830   E.ON AG (ELECTRIC, GAS & SANITARY SERVICES)                                                               1,262,784
        2,114   FRESENIUS MEDICAL CARE AG (HEALTH SERVICES)                                                                 112,348
          654   HEIDELBERGER DRUCKMASCHINEN AG (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                                    28,611
        1,149   HENKEL KGAA (CHEMICALS & ALLIED PRODUCTS)                                                                    54,412
        2,003   HENKEL KGAA VORZUG (CHEMICALS & ALLIED PRODUCTS)                                                            103,079
          486   HOCHTIEF AG (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                                 58,954
        1,501   HYPO REAL ESTATE HOLDING AG (DEPOSITORY INSTITUTIONS)                                                        85,357
        8,256   INFINEON TECHNOLOGIES AG (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
                Equipment)+                                                                                                 142,331

128 Wells Fargo Advantage Master Portfolios

                                    Portfolio of Investments--September 30, 2007


INTERNATIONAL INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES          SECURITY NAME                                                                                            VALUE
GERMANY (continued)
        1,008   IVG IMMOBILIEN AG (REAL ESTATE)                                                                     $        37,572
        1,284   LINDE AG (ELECTRIC, GAS & SANITARY SERVICES)                                                                159,454
        1,237   MAN AG (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                             180,005
          716   MERCK KGAA (CHEMICALS & ALLIED PRODUCTS)                                                                     86,375
        1,792   METRO AG (FOOD STORES)                                                                                      161,852
          745   MLP AG (HOLDING & OTHER INVESTMENT OFFICES)                                                                   9,943
        2,405   MUENCHENER RUECKVERSICHERUNGS GESELLSCHAFT AG (INSURANCE CARRIERS)                                          462,179
           96   PORSCHE AG (TRANSPORTATION EQUIPMENT)                                                                       203,930
          755   PREMIERE AG (ENTERTAINMENT)+                                                                                 16,300
          948   PROSIEBENSAT.1 MEDIA AG (COMMUNICATIONS)                                                                     29,794
           71   PUMA AG RUDOLF DASSLER SPORT (APPAREL & ACCESSORY STORES)                                                    30,510
          395   RHEINMETALL BERLIN (MACHINERY)                                                                               31,379
        4,906   RWE AG (ELECTRIC, GAS & SANITARY SERVICES)                                                                  617,019
          452   RWE AG NON-VOTING PREFERRED (ELECTRIC, GAS & SANITARY SERVICES)                                              50,885
          467   SALZGITTER AG (STEEL PRODUCERS, PRODUCTS)                                                                    91,723
        9,780   SAP AG (BUSINESS SERVICES)                                                                                  572,472
        9,335   SIEMENS AG (WHOLESALE TRADE NON-DURABLE GOODS)                                                            1,283,464
          872   SOLARWORLD AG (ENERGY)                                                                                       50,197
          815   SUEDZUCKER AG (FOOD & KINDRED PRODUCTS)                                                                      16,375
        4,008   THYSSENKRUPP AG (PRIMARY METAL INDUSTRIES)                                                                  255,240
        2,389   TUI AG (TRANSPORTATION BY AIR)                                                                               64,180
        1,881   VOLKSWAGEN AG (TRANSPORTATION EQUIPMENT)                                                                    425,129
          365   WINCOR NIXDORF AG (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                   30,187

                                                                                                                         12,954,149
                                                                                                                    ---------------

GREECE: 0.77%
        4,339   ALPHA BANK AE (DEPOSITORY INSTITUTIONS)                                                                     151,214
        1,250   COCA-COLA HELLENIC BOTTLING COMPANY SA (FOOD & KINDRED PRODUCTS)                                             72,188
        1,250   COSMOTE MOBILE COMMUNICATIONS SA (COMMUNICATIONS)                                                            42,957
        3,510   EFG EUROBANK ERGASIAS SA (DEPOSITORY INSTITUTIONS)                                                          123,425
          200   FOLLIE SA (APPAREL & ACCESSORY STORES)                                                                        8,156
          690   HELLENIC EXCHANGES SA HOLDING (SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES)                  22,138
        1,260   HELLENIC PETROLEUM SA (OIL & GAS EXTRACTION)                                                                 20,123
        1,380   HELLENIC TECHNODOMIKI TEV SA (HEAVY CONSTRUCTION OTHER THAN BUILDING CONSTRUCTION CONTRACTS)                 18,458
        4,060   HELLENIC TELECOMMUNICATIONS ORGANIZATION SA (COMMUNICATIONS)                                                150,523
          558   MOTOR OIL (HELLAS) CORINTH REFINERIES SA (PETROLEUM REFINING & RELATED INDUSTRIES)                           14,800
        4,454   NATIONAL BANK OF GREECE SA (DEPOSITORY INSTITUTIONS)                                                        283,897
        2,500   OPAP SA (AMUSEMENT & RECREATION SERVICES)                                                                    96,964
        3,550   PIRAEUS BANK SA (DEPOSITORY INSTITUTIONS)                                                                   126,856
        1,210   PUBLIC POWER CORPORATION SA (ELECTRIC, GAS & SANITARY SERVICES)                                              47,966
          710   TITAN CEMENT COMPANY SA (STONE, CLAY, GLASS & CONCRETE PRODUCTS)                                             36,690
          980   VIOHALCO SA (BUSINESS SERVICES)                                                                              16,126

                                                                                                                          1,232,481
                                                                                                                    ---------------

HONG KONG: 2.05%
        2,500   ASM PACIFIC TECHNOLOGY (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
                EQUIPMENT)                                                                                                   22,109
       16,026   BANK OF EAST ASIA LIMITED (DEPOSITORY INSTITUTIONS)                                                          89,883
       23,000   BELLE INTERNATIONAL HOLDINGS LIMITED (APPAREL & ACCESSORY STORES)                                            30,237
       41,500   BOC HONG KONG HOLDINGS LIMITED (DEPOSITORY INSTITUTIONS)                                                    105,167
       11,000   CATHAY PACIFIC AIRWAYS LIMITED (TRANSPORTATION BY AIR)                                                       30,069
       17,000   CHEUNG KONG HOLDINGS LIMITED (REAL ESTATE)                                                                  280,350
        5,000   CHEUNG KONG INFRASTRUCTURE HOLDINGS LIMITED (HEAVY CONSTRUCTION OTHER THAN BUILDING CONSTRUCTION
                CONTRACTS)                                                                                                   18,781
       15,000   CLP HOLDINGS LIMITED (ELECTRIC, GAS & SANITARY SERVICES)                                                    103,810
       11,500   ESPRIT HOLDINGS LIMITED (WHOLESALE TRADE NON-DURABLE GOODS)                                                 182,696

Portfolio of Investments--September 30, 2007

                                     Wells Fargo Advantage Master Portfolios 129


INTERNATIONAL INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES          SECURITY NAME                                                                                            VALUE
HONG KONG (continued)
       24,000   FOXCONN INTERNATIONAL HOLDINGS LIMITED (MISCELLANEOUS MANUFACTURING INDUSTRIES)+                    $        65,759
       18,000   GIORDANO INTERNATIONAL LIMITED (APPAREL & ACCESSORY STORES)                                                   8,845
       21,000   HANG LUNG PROPERTIES LIMITED (REAL ESTATE)                                                                   94,007
        8,600   HANG SENG BANK LIMITED (DEPOSITORY INSTITUTIONS)                                                            152,776
        9,000   HENDERSON LAND DEVELOPMENT COMPANY LIMITED (REAL ESTATE)                                                     71,374
       40,200   HONG KONG & CHINA GAS COMPANY LIMITED (OIL & GAS EXTRACTION)                                                 93,598
       12,000   HONG KONG EXCHANGES & CLEARING LIMITED (BUSINESS SERVICES)                                                  366,768
       15,000   HONGKONG ELECTRIC HOLDINGS (ELECTRIC, GAS & SANITARY SERVICES)                                               77,954
        7,000   HOPEWELL HOLDINGS (REAL ESTATE)                                                                              33,407
       16,000   HUTCHISON TELECOMMUNICATIONS INTERNATIONAL LIMITED (TELECOMMUNICATIONS)+                                     22,228
       23,000   HUTCHISON WHAMPOA (DIVERSIFIED OPERATIONS)                                                                  246,011
        7,313   HYSAN DEVELOPMENT COMPANY LIMITED (REAL ESTATE)                                                              20,272
       17,000   JOHNSON ELECTRIC HOLDINGS LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                    8,878
        6,337   KERRY PROPERTIES LIMITED (REAL ESTATE)                                                                       48,666
        6,000   KINGBOARD CHEMICALS HOLDINGS (CHEMICALS & ALLIED PRODUCTS)                                                   38,205
       24,200   LI & FUNG LIMITED (WHOLESALE TRADE NON-DURABLE GOODS)                                                       102,729
       25,506   LINK REIT (REAL ESTATE INVESTMENT TRUSTS (REITS))                                                            56,105
       10,000   MELCO INTERNATIONAL DEVELOPMENT LIMITED (DIVERSIFIED OPERATIONS)<<                                           18,678
       15,435   MTR CORPORATION (RAILROAD TRANSPORTATION)                                                                    45,964
       25,804   NEW WORLD DEVELOPMENT LIMITED (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)               71,366
        2,200   ORIENT OVERSEAS INTERNATIONAL LIMITED (WATER TRANSPORTATION)                                                 20,928
       48,000   PCCW LIMITED (COMMUNICATIONS)                                                                                31,737
       12,000   SHANGRI-LA ASIA LIMITED (HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES)                                 40,443
       21,500   SHUI ON LAND LIMITED (REAL ESTATE)                                                                           26,163
       10,000   SHUN TAK HOLDINGS LIMITED (REAL ESTATE)                                                                      16,105
       14,915   SINO LAND COMPANY (REAL ESTATE)                                                                              37,106
       15,000   SUN HUNG KAI PROPERTIES LIMITED (REAL ESTATE)                                                               252,771
        9,000   SWIRE PACIFIC LIMITED (BUSINESS SERVICES)                                                                   109,116
       14,000   TECHTRONIC INDUSTRIES COMPANY (BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME
                DEALERS)<<                                                                                                   15,956
        3,000   TELEVISION BROADCASTS LIMITED (MOTION PICTURES)                                                              18,022
       10,000   TENCENT HOLDINGS LIMITED (COMMUNICATIONS)                                                                    64,575
       20,000   TINGYI (CAYMAN ISLANDS) HOLDING CORPORATION (FOOD & KINDRED PRODUCTS)                                        31,233
       14,000   WHARF HOLDINGS LIMITED (BUSINESS SERVICES)                                                                   68,795
        2,000   WING HANG BANK LIMITED (DEPOSITORY INSTITUTIONS)                                                             23,000
        6,500   YUE YUEN INDUSTRIAL HOLDINGS LIMITED (APPAREL & ACCESSORY STORES)                                            19,440

                                                                                                                          3,282,082
                                                                                                                    ---------------

IRELAND: 0.82%
        9,657   ALLIED IRISH BANKS PLC (DEPOSITORY INSTITUTIONS)                                                            234,096
       10,732   BANK OF IRELAND (DEPOSITORY INSTITUTIONS)                                                                   198,942
        3,620   C&C GROUP PLC (EATING & DRINKING PLACES)                                                                     29,939
        5,986   CRH PLC (STONE, CLAY, GLASS & CONCRETE PRODUCTS)                                                            237,719
          927   DCC PLC (BUSINESS SERVICES)                                                                                  27,362
        3,813   DEPFA BANK PLC (DEPOSITORY INSTITUTIONS)                                                                     78,947
        4,989   ELAN CORPORATION PLC (CHEMICALS & ALLIED PRODUCTS)+                                                         104,861
       11,493   EXPERIAN GROUP LIMITED (BUSINESS SERVICES)                                                                  121,571
        2,525   GRAFTON GROUP PLC (BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS)                        28,278
        2,029   GREENCORE GROUP PLC (FOOD & KINDRED PRODUCTS)                                                                13,193
        1,332   IAWS GROUP PLC (AGRICULTURAL PRODUCTION CROPS)                                                               29,611
        5,929   INDEPENDENT NEWS & MEDIA PLC (COMMUNICATIONS)                                                                22,066
        3,056   IRISH LIFE & PERMANENT PLC (NON-DEPOSITORY CREDIT INSTITUTIONS)                                              67,762
        1,603   KERRY GROUP PLC (FOOD & KINDRED PRODUCTS)                                                                    47,544
        1,416   KINGSPAN GROUP PLC (BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS)                       31,095
          591   PADDY POWER PLC (AMUSEMENT & RECREATION SERVICES)                                                            20,731
          624   RYANAIR HOLDINGS PLC ADR (TRANSPORTATION BY AIR)+                                                            25,902

                                                                                                                          1,319,619
                                                                                                                    ---------------

130 Wells Fargo Advantage Master Portfolios

                                    Portfolio of Investments--September 30, 2007


INTERNATIONAL INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES          SECURITY NAME                                                                                            VALUE
ITALY: 3.72%
        4,890   ALLEANZA ASSICURAZIONI SPA (INSURANCE CARRIERS)                                                     $        65,092
        1,559   ARNOLDO MONDADORI EDITORE SPA (COMMUNICATIONS)                                                               15,083
       11,632   ASSICURAZIONI GENERALI SPA (INSURANCE CARRIERS)                                                             511,871
        2,840   ATLANTIA SPA (SOCIAL SERVICES)                                                                               95,937
        1,178   AUTOGRILL SPA (EATING & DRINKING PLACES)                                                                     22,694
       12,238   BANCA MONTE DEI PASCHI DI SIENA SPA (DEPOSITORY INSTITUTIONS)<<                                              75,082
        4,552   BANCA POPOLARE DI MILANO SCARL (DEPOSITORY INSTITUTIONS)                                                     67,246
        7,334   BANCO POPOLARE SPA (DEPOSITORY INSTITUTIONS)+                                                               164,293
        1,727   BULGARI SPA (APPAREL & ACCESSORY STORES)                                                                     27,187
       18,744   CAPITALIA SPA (DEPOSITORY INSTITUTIONS)                                                                     179,077
       47,737   ENEL SPA (ELECTRIC, GAS & SANITARY SERVICES)                                                                540,478
       28,552   ENI SPA (PETROLEUM REFINING & RELATED INDUSTRIES)                                                         1,058,145
        7,812   FIAT SPA (TRANSPORTATION EQUIPMENT)                                                                         236,268
        3,332   FINMECCANICA SPA (TRANSPORTATION BY AIR)                                                                     97,064
          869   FONDIARIA SAI SPA (INSURANCE-MULTI LINE)                                                                     40,805
       84,467   INTESA SANPAOLO (DEPOSITORY INSTITUTIONS)                                                                   652,211
       10,283   INTESA SANPAOLO RNC (DEPOSITORY INSTITUTIONS)                                                                75,294
          820   ITALCEMENTI SPA (STONE, CLAY, GLASS & CONCRETE PRODUCTS)                                                     18,171
          759   LOTTOMATICA SPA (AMUSEMENT & RECREATION SERVICES)                                                            27,436
        1,515   LUXOTTICA GROUP SPA (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL &
                OPTICAL)                                                                                                     51,566
        8,586   MEDIASET SPA (COMMUNICATIONS)                                                                                88,640
        5,515   MEDIOBANCA SPA (DEPOSITORY INSTITUTIONS)<<                                                                  120,635
        2,954   MEDIOLANUM SPA (INSURANCE CARRIERS)                                                                          20,893
       17,923   PARMALAT SPA (FOOD & KINDRED PRODUCTS)                                                                       63,637
       33,261   PIRELLI & COMPANY SPA (TRANSPORTATION EQUIPMENT)                                                             40,077
       47,258   SEAT PAGINE GIALLE SPA (COMMUNICATIONS)                                                                      26,348
       10,118   SNAM RETE GAS SPA (OIL & GAS EXTRACTION)                                                                     62,941
       66,088   TELECOM ITALIA RNC SPA (COMMUNICATIONS)                                                                     159,356
      118,043   TELECOM ITALIA SPA (COMMUNICATIONS)                                                                         358,948
       14,027   TERNA SPA (ELECTRIC, GAS & SANITARY SERVICES)<<                                                              51,854
       85,700   UNICREDITO ITALIANO SPA (DEPOSITORY INSTITUTIONS)                                                           733,220
        6,659   UNIONE DI BANCHE ITALIANE SCPA (DEPOSITORY INSTITUTIONS)                                                    178,988
       10,803   UNIPOL PREFERRED (INSURANCE COMPANIES)                                                                       33,890

                                                                                                                          5,960,427
                                                                                                                    ---------------

JAPAN: 20.17%
        4,000   77 BANK LIMITED (DEPOSITORY INSTITUTIONS)                                                                    26,919
            2   ACCESS COMPANY LIMITED (INTERNET SOFTWARE)+                                                                   6,616
          710   ACOM COMPANY LIMITED (NON-DEPOSITORY CREDIT INSTITUTIONS)<<                                                  15,824
          400   ADERANS COMPANY LIMITED (APPAREL & ACCESSORY STORES)<<                                                        8,375
        1,800   ADVANTEST CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
                EQUIPMENT)                                                                                                   56,101
        7,200   AEON COMPANY LIMITED (MISCELLANEOUS RETAIL)                                                                 101,733
        1,100   AEON CREDIT SERVICE COMPANY LIMITED (NON-DEPOSITORY CREDIT INSTITUTIONS)                                     11,827
          600   AEON MALL COMPANY LIMITED (REAL ESTATE)                                                                      18,335
          900   AIFUL CORPORATION (NON-DEPOSITORY CREDIT INSTITUTIONS)<<                                                     14,104
        2,100   AISIN SEIKI COMPANY LIMITED (TRANSPORTATION EQUIPMENT)                                                       83,916
        7,000   AJINOMOTO COMPANY INCORPORATED (FOOD & KINDRED PRODUCTS)                                                     87,755
          300   ALFRESA HOLDINGS CORPORATION (WHOLESALE TRADE NON-DURABLE GOODS)                                             19,144
        7,000   ALL NIPPON AIRWAYS COMPANY LIMITED (TRANSPORTATION BY AIR)                                                   27,302
        2,000   ALPS ELECTRIC COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
                COMPUTER EQUIPMENT)<<                                                                                        24,063
        4,000   AMADA COMPANY LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                               44,713
          700   AOYAMA TRADING COMPANY LIMITED (APPAREL & ACCESSORY STORES)                                                  17,795
        4,700   ASAHI BREWERIES LIMITED (FOOD & KINDRED PRODUCTS)                                                            71,606
       10,000   ASAHI GLASS COMPANY LIMITED (BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS)<<           134,506
       13,000   ASAHI KASEI CORPORATION (CHEMICALS & ALLIED PRODUCTS)                                                       105,028

Portfolio of Investments--September 30, 2007

                                     Wells Fargo Advantage Master Portfolios 131


INTERNATIONAL INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
JAPAN (continued)
            300    ASATSU-DK INCORPORATED (COMMUNICATIONS)                                                         $          9,664
          2,000    ASICS CORPORATION (FOOTWEAR)                                                                              30,958
          5,900    ASTELLAS PHARMA INCORPORATED (CHEMICALS & ALLIED PRODUCTS)                                               283,019
            300    AUTOBACS SEVEN COMPANY LIMITED (AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS)                            7,796
          3,000    BANK OF KYOTO LIMITED (DEPOSITORY INSTITUTIONS)                                                           36,382
         13,000    BANK OF YOKOHAMA LIMITED (DEPOSITORY INSTITUTIONS)                                                        89,749
            800    BENESSE CORPORATION (EDUCATIONAL SERVICES)                                                                30,645
          6,700    BRIDGESTONE CORPORATION (AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS)                                 148,157
         11,700    CANON INCORPORATED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
                   EQUIPMENT)                                                                                               638,654
          1,000    CANON MARKETING JAPAN INCORPORATED (WHOLESALE TRADE-DURABLE GOODS)                                        20,024
          2,800    CASIO COMPUTER COMPANY LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                   40,124
          2,000    CENTRAL GLASS COMPANY LIMITED (BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME
                   DEALERS)                                                                                                  10,081
             17    CENTRAL JAPAN RAILWAY COMPANY (RAILROAD TRANSPORTATION)                                                  180,560
          8,000    CHIBA BANK LIMITED (DEPOSITORY INSTITUTIONS)                                                              61,847
          1,000    CHIYODA CORPORATION (ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES)                     18,021
          7,300    CHUBU ELECTRIC POWER COMPANY INCORPORATED (ELECTRIC, GAS & SANITARY SERVICES)                            189,070
          3,100    CHUGAI PHARMACEUTICAL COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)                                       51,197
            500    CIRCLE K SUNKUS COMPANY LIMITED (GENERAL MERCHANDISE STORES)                                               7,770
          3,900    CITIZEN HOLDINGS COMPANY LIMITED (APPAREL & ACCESSORY STORES)                                             39,250
            600    COCA-COLA WEST JAPAN COMPANY LIMITED (FOOD & KINDRED PRODUCTS)                                            14,104
          1,000    COMSYS HOLDINGS CORPORATION (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE
                   BUILDERS)                                                                                                 10,969
          1,900    CREDIT SAISON COMPANY LIMITED (MISCELLANEOUS RETAIL)                                                      48,962
            700    CSK HOLDINGS CORPORATION (BUSINESS SERVICES)                                                              27,363
          7,000    DAI NIPPON PRINTING COMPANY LIMITED (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                           100,065
          3,000    DAICEL CHEMICAL INDUSTRIES LIMITED (CHEMICALS & ALLIED PRODUCTS)                                          23,741
          4,000    DAIDO STEEL COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
                   COMPUTER EQUIPMENT)                                                                                       34,092
          1,000    DAIFUKU COMPANY LIMITED (MACHINERY)                                                                       11,422
          7,600    DAIICHI SANKYO COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)                                             228,268
          2,600    DAIKIN INDUSTRIES LIMITED (BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME
                   DEALERS)                                                                                                 125,173
          7,000    DAINIPPON INK & CHEMICALS INCORPORATED (CHEMICALS & ALLIED PRODUCTS)                                      31,019
          2,000    DAINIPPON SCREEN MANUFACTURING COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT &
                   COMPONENTS, EXCEPT COMPUTER EQUIPMENT)                                                                    12,049
            900    DAITO TRUST CONSTRUCTION COMPANY LIMITED (REAL ESTATE)                                                    43,407
          6,000    DAIWA HOUSE INDUSTRY COMPANY LIMITED (BUILDING CONSTRUCTION-GENERAL CONTRACTORS &
                   OPERATIVE BUILDERS)                                                                                       78,301
         15,000    DAIWA SECURITIES GROUP INCORPORATED (HOLDING & OTHER INVESTMENT OFFICES)                                 142,863
          5,000    DENKI KAGAKU KOGYO KABUSHIKI KAISHA (CHEMICALS & ALLIED PRODUCTS)                                         28,076
          5,400    DENSO CORPORATION (TRANSPORTATION EQUIPMENT)                                                             203,561
             21    DENTSU INCORPORATED (BUSINESS SERVICES)                                                                   59,600
          3,000    DOWA MINING COMPANY LIMITED (MINING & QUARRYING OF NONMETALLIC MINERALS, EXCEPT FUELS)                    38,001
             14    EACCESS LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                   7,776
             37    EAST JAPAN RAILWAY COMPANY (RAILROADS)                                                                   291,838
          4,000    EBARA CORPORATION (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                18,491
          1,000    EDION CORPORATION (ELECTRONIC)                                                                            11,135
          2,800    EISAI COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)                                                      132,364
          1,680    ELECTRIC POWER DEVELOPMENT COMPANY LIMITED (ELECTRIC, GAS & SANITARY SERVICES)                            65,378
          1,100    ELPIDA MEMORY INCORPORATED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)+<<                    40,413
            700    FAMILYMART COMPANY LIMITED (GENERAL MERCHANDISE STORES)                                                   18,252
          2,100    FANUC LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
                   EQUIPMENT)                                                                                               214,086
            600    FAST RETAILING COMPANY LIMITED (APPAREL & ACCESSORY STORES)                                               34,632
          6,000    FUJI ELECTRIC HOLDINGS COMPANY LIMITED (BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY &
                   MOBILE HOME DEALERS)                                                                                      26,744
            400    FUJI SOFT INCORPORATED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                            8,184
              5    FUJI TELEVISION NETWORK INCORPORATED (COMMUNICATIONS)                                                     10,055
          5,400    FUJIFILM HOLDINGS CORPORATION (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS:
                   PHOTOGRAPHIC, MEDICAL & OPTICAL)                                                                         249,632
          4,000    FUJIKURA LIMITED (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL &
                   OPTICAL)                                                                                                  25,317
         20,000    FUJITSU LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                 141,383

132 Wells Fargo Advantage Master Portfolios

                                    Portfolio of Investments--September 30, 2007


INTERNATIONAL INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
JAPAN (continued)
          7,000    FUKUOKA FINANCIAL GROUP INCORPORATED (DEPOSITORY INSTITUTIONS)                                  $         41,013
          7,000    FURUKAWA ELECTRIC COMPANY LIMITED (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS:
                   PHOTOGRAPHIC, MEDICAL & OPTICAL)                                                                          34,249
            700    GLORY LIMITED (MISCELLANEOUS MANUFACTURING INDUSTRIES)                                                    22,244
             18    GOODWILL GROUP INCORPORATED (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                                     3,375
          4,000    GUNMA BANK LIMITED (DEPOSITORY INSTITUTIONS)                                                              26,675
          2,000    GUNZE LIMITED (APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS)                    9,855
            260    HAKUHODO DY HOLDINGS INCORPORATED (CONSUMER SERVICES)                                                     18,244
          2,000    HANKYU DEPARTMENT STORES (APPAREL & ACCESSORY STORES)                                                     16,524
         13,800    HANKYU HANSHIN HOLDINGS INCORPORATED (RAILROAD TRANSPORTATION)                                            70,523
          9,000    HASEKO CORPORATION (RESIDENTIAL)+                                                                         21,547
            300    HIKARI TSUSHIN INCORPORATED (MISCELLANEOUS RETAIL)                                                         8,227
          3,000    HINO MOTORS LIMITED (TRANSPORTATION EQUIPMENT)                                                            22,931
            300    HIROSE ELECTRIC COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS,
                   EXCEPT COMPUTER EQUIPMENT)                                                                                36,486
          2,000    HITACHI CABLE LIMITED (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC,
                   MEDICAL & OPTICAL)                                                                                        12,397
            400    HITACHI CAPITAL CORPORATION (NON-DEPOSITORY CREDIT INSTITUTIONS)                                           5,032
          1,300    HITACHI CHEMICAL COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)                                            26,879
          1,100    HITACHI CONSTRUCTION MACHINERY COMPANY LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY &
                   COMPUTER EQUIPMENT)                                                                                       43,956
            800    HITACHI HIGH-TECHNOLOGIES CORPORATION (MACHINERY)                                                         18,317
         37,000    HITACHI LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                 246,420
          2,000    HOKKAIDO ELECTRIC POWER COMPANY INCORPORATED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT &
                   COMPONENTS, EXCEPT COMPUTER EQUIPMENT)                                                                    43,268
         13,000    HOKUHOKU FINANCIAL GROUP INCORPORATED (DEPOSITORY INSTITUTIONS)                                           36,782
         17,100    HONDA MOTOR COMPANY LIMITED (TRANSPORTATION EQUIPMENT)                                                   574,640
            800    HOUSE FOODS CORPORATION (FOOD & KINDRED PRODUCTS)                                                         13,964
          4,600    HOYA CORPORATION (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL &
                   OPTICAL)                                                                                                 156,984
          1,400    IBIDEN COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
                   COMPUTER EQUIPMENT)                                                                                      117,860
            200    IDEMITSU KOSAN COMPANY LIMITED (OIL & GAS EXTRACTION)                                                     22,513
              9    INPEX HOLDINGS INCORPORATED (OIL & GAS EXPLORATION)                                                       92,456
          2,200    ISETAN COMPANY LIMITED (APPAREL & ACCESSORY STORES)                                                       29,668
         15,000    ISHIKAWAJIMA-HARIMA HEAVY INDUSTRIES COMPANY LIMITED (MISCELLANEOUS MANUFACTURING
                   INDUSTRIES)                                                                                               47,142
            700    ITO EN LIMITED (EATING & DRINKING PLACES)<<                                                               17,064
         17,000    ITOCHU CORPORATION (WHOLESALE TRADE NON-DURABLE GOODS)                                                   206,460
            400    ITOCHU TECHNO-SCIENCE CORPORATION (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                14,104
          2,800    J FRONT RETAILING COMPANY LIMITED (WHOLESALE TRADE-DURABLE GOODS)+                                        27,545
            400    JAFCO COMPANY LIMITED (HOLDING & OTHER INVESTMENT OFFICES)                                                14,835
         11,000    JAPAN AIRLINES CORPORATION (TRANSPORTATION BY AIR)                                                        23,845
            200    JAPAN PETROLEUM EXPLORATION COMPANY (OIL & GAS EXTRACTION)                                                14,870
              6    JAPAN PRIME REALTY INVESTMENT CORPORATION (REITS)                                                         25,021
              4    JAPAN REAL ESTATE INVESTMENT CORPORATION (REITS)                                                          48,056
              4    JAPAN RETAIL FUND INVESTMENT CORPORATION (REITS)                                                          34,823
          4,000    JAPAN STEEL WORKS (MACHINERY)                                                                             66,408
             49    JAPAN TOBACCO INCORPORATED (TOBACCO PRODUCTS)                                                            269,177
          6,200    JFE HOLDINGS INCORPORATED (PRIMARY METAL INDUSTRIES)                                                     439,368
          2,000    JGC CORPORATION (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                          38,567
          7,000    JOYO BANK LIMITED (DEPOSITORY INSTITUTIONS)                                                               39,063
          2,000    JSR CORPORATION (CHEMICALS & ALLIED PRODUCTS)                                                             49,014
          2,200    JTEKT CORPORATION (TRANSPORTATION EQUIPMENT)                                                              38,785
             13    K.K. DAVINCI ADVISORS (CONSULTING SERVICES)+                                                               9,767
         10,000    KAJIMA CORPORATION (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                       34,388
          3,000    KAMIGUMI COMPANY LIMITED (TRANSPORTATION SERVICES)                                                        25,203
          3,000    KANEKA CORPORATION (CHEMICALS & ALLIED PRODUCTS)                                                          25,230
          8,500    KANSAI ELECTRIC POWER COMPANY INCORPORATED (ELECTRIC, GAS & SANITARY SERVICES)                           194,250
          2,000    KANSAI PAINT COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)                                                15,340
          6,000    KAO CORPORATION (CHEMICALS & ALLIED PRODUCTS)                                                            179,167
         15,000    KAWASAKI HEAVY INDUSTRIES LIMITED (MISCELLANEOUS MANUFACTURING INDUSTRIES)                                58,765

Portfolio of Investments--September 30, 2007

                                     Wells Fargo Advantage Master Portfolios 133


INTERNATIONAL INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
JAPAN (continued)
          6,000    KAWASAKI KISEN KAISHA LIMITED (WATER TRANSPORTATION)                                            $         88,121
             27    KDDI CORPORATION (COMMUNICATIONS)                                                                        200,270
          5,000    KEIHIN ELECTRIC EXPRESS RAILWAY COMPANY LIMITED (RAILROAD TRANSPORTATION)                                 32,429
          6,000    KEIO CORPORATION (RAILROAD TRANSPORTATION)                                                                37,400
          3,000    KEISEI ELECTRIC RAILWAY COMPANY LIMITED (RAILROAD TRANSPORTATION)                                         16,637
            400    KEYENCE CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
                   EQUIPMENT)                                                                                                88,800
          2,000    KIKKOMAN CORPORATION (FOOD & KINDRED PRODUCTS)                                                            30,192
          1,000    KINDEN CORPORATION (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                        9,141
         18,000    KINTETSU CORPORATION (RAILROAD TRANSPORTATION)                                                            55,944
          9,000    KIRIN BREWERY COMPANY LIMITED (FOOD & KINDRED PRODUCTS)                                                  119,096
         29,000    KOBE STEEL LIMITED (FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT)              108,310
          1,000    KOKUYO COMPANY LIMITED (HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES)                                   10,395
          9,900    KOMATSU LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                 332,686
          1,100    KONAMI CORPORATION (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                               29,974
          5,000    KONICA MINOLTA HOLDINGS INCORPORATED (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS:
                   PHOTOGRAPHIC, MEDICAL & OPTICAL)                                                                          84,752
            400    KOSE CORPORATION (MISCELLANEOUS MANUFACTURING INDUSTRIES)                                                 10,621
         12,000    KUBOTA CORPORATION (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                               98,829
          4,000    KURARAY COMPANY LIMITED (TEXTILE MILL PRODUCTS)                                                           50,668
          1,300    KURITA WATER INDUSTRIES LIMITED (ADMINISTRATION OF ENVIRONMENTAL QUALITY & HOUSING PROGRAMS)              44,139
          1,800    KYOCERA CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
                   EQUIPMENT)                                                                                               168,772
          4,000    KYOWA HAKKO KOGYO COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)                                           41,196
          4,200    KYUSHU ELECTRIC POWER COMPANY INCORPORATED (ELECTRIC, GAS & SANITARY SERVICES)                           111,157
            700    LAWSON INCORPORATED (GENERAL MERCHANDISE STORES)                                                          22,122
          1,500    LEOPALACE 21 CORPORATION (REAL ESTATE)                                                                    49,232
            300    MABUCHI MOTOR COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
                   COMPUTER EQUIPMENT)                                                                                       19,562
          1,300    MAKITA CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
                   EQUIPMENT)                                                                                                57,041
         17,000    MARUBENI CORPORATION (BUSINESS SERVICES)                                                                 155,992
          3,400    MARUI COMPANY LIMITED (APPAREL & ACCESSORY STORES)                                                        37,533
          1,700    MATSUI SECURITIES COMPANY LIMITED (INSURANCE AGENTS, BROKERS & SERVICE)<<                                 13,024
            500    MATSUMOTOKIYOSHI COMPANY LIMITED (GENERAL MERCHANDISE STORES)                                              9,626
         22,000    MATSUSHITA ELECTRIC INDUSTRIAL COMPANY LIMITED (HOME FURNITURE, FURNISHINGS & EQUIPMENT
                   STORES)                                                                                                  412,745
          4,000    MATSUSHITA ELECTRIC WORKS LIMITED (BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME
                   DEALERS)                                                                                                  48,231
          1,700    MEDICEO PALTAC HOLDINGS COMPANY LIMITED (WHOLESALE TRADE NON-DURABLE GOODS)                               25,989
          3,000    MEIJI DAIRIES CORPORATION (FOOD & KINDRED PRODUCTS)                                                       16,950
          4,000    MEIJI SEIKA KAISHA LIMITED (FOOD & KINDRED PRODUCTS)                                                      20,128
            400    MEITEC CORPORATION (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                               11,736
          8,800    MILLEA HOLDINGS INCORPORATED (INSURANCE CARRIERS)                                                        353,946
          4,000    MINEBEA COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
                   COMPUTER EQUIPMENT)                                                                                       27,371
         13,000    MITSUBISHI CHEMICAL HOLDINGS CORPORATION (CHEMICALS & ALLIED PRODUCTS)                                   113,176
         14,800    MITSUBISHI CORPORATION (BUSINESS SERVICES)                                                               469,003
         21,000    MITSUBISHI ELECTRIC CORPORATION (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                 263,266
         13,000    MITSUBISHI ESTATE COMPANY LIMITED (REAL ESTATE)                                                          372,350
          4,000    MITSUBISHI GAS CHEMICAL COMPANY INCORPORATED (CHEMICALS & ALLIED PRODUCTS)                                37,087
         35,000    MITSUBISHI HEAVY INDUSTRIES LIMITED (MISCELLANEOUS MANUFACTURING INDUSTRIES)                             228,834
          1,000    MITSUBISHI LOGISTICS CORPORATION (MOTOR FREIGHT TRANSPORTATION & WAREHOUSING)                             14,086
         12,000    MITSUBISHI MATERIALS CORPORATION (MINING & QUARRYING OF NONMETALLIC MINERALS, EXCEPT FUELS)               74,592
          6,000    MITSUBISHI RAYON COMPANY LIMITED (TEXTILE MILL PRODUCTS)                                                  42,519
          3,000    MITSUBISHI SECURITIES COMPANY LIMITED (SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES &
                   SERVICES)                                                                                                 26,906
             89    MITSUBISHI UFJ FINANCIAL GROUP INCORPORATED (DEPOSITORY INSTITUTIONS)<<                                  840,218
            460    MITSUBISHI UFJ SECURITIES COMPANY LIMITED (NON-DEPOSITORY CREDIT INSTITUTIONS)                            15,258
         19,000    MITSUI & COMPANY LIMITED (WHOLESALE TRADE-DURABLE GOODS)                                                 461,498
          7,000    MITSUI CHEMICALS INCORPORATED (CHEMICALS & ALLIED PRODUCTS)                                               69,534
          8,000    MITSUI ENGINEERING & SHIPBUILDING COMPANY LIMITED (TRANSPORTATION EQUIPMENT)                              45,340
          9,000    MITSUI FUDOSAN COMPANY LIMITED (REAL ESTATE)                                                             249,946
          6,000    MITSUI MINING & SMELTING COMPANY LIMITED (METAL MINING)                                                   25,856

134 Wells Fargo Advantage Master Portfolios

                                    Portfolio of Investments--September 30, 2007


INTERNATIONAL INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
JAPAN (continued)
         12,000    MITSUI O.S.K. LINES LIMITED (WATER TRANSPORTATION)                                              $        194,420
         13,000    MITSUI SUMITOMO INSURANCE COMPANY LIMITED (INSURANCE CARRIERS)                                           152,675
          7,000    MITSUI TRUST HOLDINGS INCORPORATED (DEPOSITORY INSTITUTIONS)                                              54,603
          5,000    MITSUKOSHI LIMITED (APPAREL & ACCESSORY STORES)                                                           22,679
            800    MITSUMI ELECTRIC COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS,
                   EXCEPT COMPUTER EQUIPMENT)                                                                                32,664
            109    MIZUHO FINANCIAL GROUP INCORPORATED (BANKING)                                                            621,556
          2,300    MURATA MANUFACTURING COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT &
                   COMPONENTS, EXCEPT COMPUTER EQUIPMENT)                                                                   165,795
          2,300    NAMCO BANDAI HOLDINGS INCORPORATED (AMUSEMENT & RECREATION SERVICES)                                      33,439
         22,000    NEC CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
                   EQUIPMENT)                                                                                               106,873
            500    NEC ELECTRONICS CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
                   COMPUTER EQUIPMENT)+                                                                                      14,365
          3,000    NGK INSULATORS LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
                   COMPUTER EQUIPMENT)                                                                                       96,635
          2,000    NGK SPARK PLUG COMPANY LIMITED (TRANSPORTATION EQUIPMENT)<<                                               31,080
          2,000    NHK SPRING COMPANY LIMITED (TRANSPORTATION EQUIPMENT)                                                     15,253
          2,000    NICHIREI CORPORATION (FOOD & KINDRED PRODUCTS)                                                             9,176
          1,200    NIDEC CORPORATION (WHOLESALE TRADE-DURABLE GOODS)                                                         83,890
          4,500    NIKKO CORDIAL CORPORATION (FINANCIAL)                                                                     56,532
          4,000    NIKON CORPORATION (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL
                   & OPTICAL)                                                                                               137,553
          1,100    NINTENDO COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
                   COMPUTER EQUIPMENT)                                                                                      572,672
              5    NIPPON BUILDING FUND INCORPORATED (REAL ESTATE INVESTMENT TRUSTS (REITS))                                 72,694
          4,000    NIPPON ELECTRIC GLASS COMPANY LIMITED (MISCELLANEOUS MANUFACTURING INDUSTRIES)                            64,423
          9,000    NIPPON EXPRESS COMPANY LIMITED (MOTOR FREIGHT TRANSPORTATION & WAREHOUSING)                               44,739
          2,000    NIPPON KAYAKU COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)                                               16,646
          6,000    NIPPON LIGHT METAL COMPANY LIMITED (METAL MINING)                                                         13,216
          2,000    NIPPON MEAT PACKERS INCORPORATED (FOOD & KINDRED PRODUCTS)                                                22,217
         10,000    NIPPON MINING HOLDINGS INCORPORATED (OIL & GAS EXTRACTION)                                               100,466
         14,000    NIPPON OIL CORPORATION (OIL & GAS EXTRACTION)                                                            130,048
             10    NIPPON PAPER GROUP INCORPORATED (PAPER & ALLIED PRODUCTS)<<                                               30,906
          5,000    NIPPON SHEET GLASS COMPANY LIMITED (BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE
                   HOME DEALERS)                                                                                             30,558
          1,000    NIPPON SHOKUBAI COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)                                              9,733
         63,000    NIPPON STEEL CORPORATION (PRIMARY METAL INDUSTRIES)                                                      453,585
             57    NIPPON TELEGRAPH & TELEPHONE CORPORATION (COMMUNICATIONS)                                                266,478
         12,000    NIPPON YUSEN KABUSHIKI KAISHA (WATER TRANSPORTATION)                                                     117,216
          7,000    NISHI-NIPPON CITY BANK LIMITED (DEPOSITORY INSTITUTIONS)                                                  19,684
          3,000    NISHIMATSU CONSTRUCTION COMPANY LIMITED (BUILDING CONSTRUCTION-GENERAL CONTRACTORS &
                   OPERATIVE BUILDERS)                                                                                        9,063
          2,000    NISSAN CHEMICAL INDUSTRIES LIMITED (CHEMICALS & ALLIED PRODUCTS)                                          24,690
         24,800    NISSAN MOTOR COMPANY LIMITED (AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS)                            248,507
          2,000    NISSHIN SEIFUN GROUP INCORPORATED (FOOD & KINDRED PRODUCTS)                                               18,822
          9,000    NISSHIN STEEL COMPANY LIMITED (FABRICATED METAL PRODUCTS, EXCEPT MACHINERY &
                   TRANSPORTATION EQUIPMENT)                                                                                 40,587
          2,000    NISSHINBO INDUSTRIES INCORPORATED (TEXTILE MILL PRODUCTS)                                                 27,807
          1,000    NISSIN FOOD PRODUCTS COMPANY LIMITED (FOOD & KINDRED PRODUCTS)<<                                          35,694
            450    NITORI COMPANY LIMITED (HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES)                                   21,273
          1,800    NITTO DENKO CORPORATION (CHEMICALS & ALLIED PRODUCTS)                                                     83,681
          1,200    NOK CORPORATION (TRANSPORTATION EQUIPMENT)                                                                25,700
         19,500    NOMURA HOLDINGS INCORPORATED (SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES)               326,966
            600    NOMURA REAL ESTATE HOLDINGS INCORPORATED (REAL ESTATE)                                                    17,551
              3    NOMURA REAL ESTATE OFFICE FUND (REITS)                                                                    31,341
          1,300    NOMURA RESEARCH INSTITUTE LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                44,252
          5,000    NSK LIMITED (PRIMARY METAL INDUSTRIES)                                                                    43,878
          4,000    NTN CORPORATION (FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT)                  35,694
             14    NTT DATA CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
                   COMPUTER EQUIPMENT)                                                                                       62,404
            181    NTT DOCOMO INCORPORATED (COMMUNICATIONS)<<                                                               258,425
             13    NTT URBAN DEVELOPMENT CORPORATION (REAL ESTATE)                                                           26,936
          7,000    OBAYASHI CORPORATION (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                     32,421

Portfolio of Investments--September 30, 2007

                                     Wells Fargo Advantage Master Portfolios 135


INTERNATIONAL INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
JAPAN (continued)
             80    OBIC COMPANY LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                   $         15,517
          7,000    ODAKYU ELECTRIC RAILWAY COMPANY LIMITED (RAILROAD TRANSPORTATION)                                         45,157
          9,000    OJI PAPER COMPANY LIMITED (PAPER & ALLIED PRODUCTS)<<                                                     43,564
          7,000    OKI ELECTRIC INDUSTRY COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS,
                   EXCEPT COMPUTER EQUIPMENT)                                                                                12,066
          1,000    OKUMA CORPORATION (MACHINERY)                                                                             14,591
          2,000    OKUMURA CORPORATION (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                      10,186
          3,000    OLYMPUS CORPORATION (GENERAL MERCHANDISE STORES)                                                         123,275
          2,400    OMRON CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
                   EQUIPMENT)                                                                                                63,518
          2,000    ONWARD KASHIYAMA COMPANY LIMITED (APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS &
                   SIMILAR MATERIALS)                                                                                        20,232
            300    ORACLE CORPORATION JAPAN (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                         13,712
            600    ORIENTAL LAND COMPANY LIMITED (AMUSEMENT & RECREATION SERVICES)                                           34,789
          1,000    ORIX CORPORATION (MISCELLANEOUS RETAIL)                                                                  228,094
         23,000    OSAKA GAS COMPANY LIMITED (ELECTRIC, GAS & SANITARY SERVICES)                                             80,695
          1,100    OSG CORPORATION (MACHINE & MACHINE TOOLS)                                                                 11,453
            200    OTSUKA CORPORATION (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                               19,623
          1,100    PARK24 COMPANY LIMITED (COMMERCIAL SERVICES)                                                               9,892
          1,700    PIONEER CORPORATION (HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES)                                      20,853
            900    PROMISE COMPANY LIMITED (NON-DEPOSITORY CREDIT INSTITUTIONS)                                              21,939
          1,300    QP CORPORATION (FOOD & KINDRED PRODUCTS)                                                                  11,895
             75    RAKUTEN INCORPORATED (COMMUNICATIONS)<<                                                                   29,415
             63    RESONA HOLDINGS INCORPORATED (DEPOSITORY INSTITUTIONS)<<                                                 108,049
          7,000    RICOH COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
                   EQUIPMENT)                                                                                               148,087
            500    RINNAI CORPORATION (BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS)                    14,931
          1,100    ROHM COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
                   EQUIPMENT)                                                                                                97,201
              4    ROUND ONE CORPORATION (AMUSEMENT & RECREATION SERVICES)                                                    8,845
            300    RYOHIN KEIKAKU COMPANY LIMITED (MISCELLANEOUS RETAIL)                                                     17,264
          1,000    SANKEN ELECTRIC COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS,
                   EXCEPT COMPUTER EQUIPMENT)                                                                                 4,901
            600    SANKYO COMPANY LIMITED (WHOLESALE TRADE NON-DURABLE GOODS)                                                24,289
            900    SANTEN PHARMACEUTICAL COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)                                       22,526
          2,000    SANWA SHUTTER CORPORATION (BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS)             11,213
         18,000    SANYO ELECTRIC COMPANY LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)+<<                29,617
              3    SAPPORO HOKUYO HOLDINGS INCORPORATED (DEPOSITORY INSTITUTIONS)                                            29,774
          3,000    SAPPORO HOLDINGS LIMITED (EATING & DRINKING PLACES)                                                       19,823
             15    SBI E*TRADE SECURITIES COMPANY LIMITED (FINANCE & FINANCIAL SERVICES)                                     14,234
            107    SBI HOLDINGS INCORPORATED (HOLDING & OTHER INVESTMENT OFFICES)                                            28,086
          2,300    SECOM COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
                   EQUIPMENT)                                                                                               110,730
          2,100    SEGA SAMMY HOLDINGS INCORPORATED (AMUSEMENT & RECREATION SERVICES)<<                                      27,972
          1,400    SEIKO EPSON CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
                   COMPUTER EQUIPMENT)                                                                                       34,675
          2,000    SEINO HOLDINGS COMPANY LIMITED (MOTOR FREIGHT TRANSPORTATION & WAREHOUSING)                               18,474
          5,000    SEKISUI CHEMICAL COMPANY LIMITED (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE
                   BUILDERS)                                                                                                 36,695
          5,000    SEKISUI HOUSE LIMITED (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                    62,943
          9,120    SEVEN & I HOLDINGS COMPANY LIMITED (FOOD STORES)                                                         234,620
         11,000    SHARP CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
                   EQUIPMENT)                                                                                               199,669
            500    SHIMACHU COMPANY LIMITED (MISCELLANEOUS RETAIL)                                                           13,233
            200    SHIMAMURA COMPANY LIMITED (APPAREL & ACCESSORY STORES)                                                    18,718
            800    SHIMANO INCORPORATED (HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES)                                     27,998
          7,000    SHIMIZU CORPORATION (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                      38,088
          4,500    SHIN-ETSU CHEMICAL COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)                                         311,061
            800    SHINKO ELECTRIC INDUSTRIES (ELECT COMPONENTS-SEMICONDUCTORS)                                              17,760
          6,000    SHINKO SECURITIES COMPANY LIMITED (SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES &
                   SERVICES)                                                                                                 27,789
         16,000    SHINSEI BANK LIMITED (DEPOSITORY INSTITUTIONS)                                                            50,424
          3,000    SHIONOGI & COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)                                                  46,254
          4,000    SHISEIDO COMPANY LIMITED (APPAREL & ACCESSORY STORES)                                                     88,800
          6,000    SHIZUOKA BANK LIMITED (DEPOSITORY INSTITUTIONS)                                                           58,295
         13,000    SHOWA DENKO KK (CHEMICALS & ALLIED PRODUCTS)                                                              49,232

136 Wells Fargo Advantage Master Portfolios

                                    Portfolio of Investments--September 30, 2007


INTERNATIONAL INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
JAPAN (continued)
          2,100    SHOWA SHELL SEKIYU KK (OIL & GAS EXTRACTION)                                                    $         27,003
            600    SMC CORPORATION (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                  82,166
          8,200    SOFTBANK CORPORATION (HOLDING & OTHER INVESTMENT OFFICES)                                                151,343
         11,200    SOJITZ HOLDINGS CORPORATION (WHOLESALE TRADE NON-DURABLE GOODS)                                           48,753
          9,000    SOMPO JAPAN INSURANCE INCORPORATED (INSURANCE CARRIERS)                                                  103,269
         11,000    SONY CORPORATION (ELECTRONIC)                                                                            533,409
          1,700    STANLEY ELECTRIC COMPANY LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                 40,996
          1,300    SUMCO CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
                   EQUIPMENT)                                                                                                52,967
          2,000    SUMITOMO BAKELITE COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)                                           11,509
         17,000    SUMITOMO CHEMICAL COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)                                          145,780
         11,700    SUMITOMO CORPORATION (SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES)                       226,126
          8,100    SUMITOMO ELECTRIC INDUSTRIES LIMITED (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS:
                   PHOTOGRAPHIC, MEDICAL & OPTICAL)                                                                         129,047
          6,000    SUMITOMO HEAVY INDUSTRIES LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                77,256
         45,000    SUMITOMO METAL INDUSTRIES LIMITED (FABRICATED METAL PRODUCTS, EXCEPT MACHINERY &
                   TRANSPORTATION EQUIPMENT)                                                                                262,482
          6,000    SUMITOMO METAL MINING COMPANY LIMITED (MINING & QUARRYING OF NONMETALLIC MINERALS, EXCEPT
                   FUELS)                                                                                                   145,736
             72    SUMITOMO MITSUI FINANCIAL GROUP INCORPORATED (DEPOSITORY INSTITUTIONS)<<                                 561,006
          5,000    SUMITOMO OSAKA CEMENT COMPANY LIMITED (STONE, CLAY, GLASS & CONCRETE PRODUCTS)                            12,319
          4,000    SUMITOMO REALTY & DEVELOPMENT COMPANY LIMITED (REAL ESTATE)<<                                            140,687
          2,000    SUMITOMO RUBBER INDUSTRIES LIMITED (TRANSPORTATION EQUIPMENT)                                             25,143
            200    SUMITOMO TITANIUM (NON-FERROUS METALS)                                                                    17,429
         14,000    SUMITOMO TRUST & BANKING COMPANY LIMITED (DEPOSITORY INSTITUTIONS)<<                                     105,916
          2,000    SURUGA BANK LIMITED (DEPOSITORY INSTITUTIONS)                                                             24,429
            700    SUZUKEN COMPANY LIMITED (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC,
                   MEDICAL & OPTICAL)                                                                                        23,584
          2,200    T&D HOLDINGS INCORPORATED (INSURANCE CARRIERS)                                                           135,411
         10,000    TAIHEIYO CEMENT CORPORATION (STONE, CLAY, GLASS & CONCRETE PRODUCTS)                                      38,045
         11,000    TAISEI CORPORATION (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                       31,890
          1,000    TAISHO PHARMACEUTICAL COMPANY LIMITED (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS:
                   PHOTOGRAPHIC, MEDICAL & OPTICAL)<<                                                                        19,675
          3,000    TAIYO NIPPON SANSO CORPORATION (CHEMICALS & ALLIED PRODUCTS)                                              26,953
          1,000    TAIYO YUDEN COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
                   COMPUTER EQUIPMENT)                                                                                       19,806
          2,000    TAKARA HOLDINGS INCORPORATED (EATING & DRINKING PLACES)                                                   11,753
          3,000    TAKASHIMAYA COMPANY LIMITED (APPAREL & ACCESSORY STORES)                                                  33,300
          9,300    TAKEDA PHARMACEUTICAL COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)                                      654,194
          1,280    TAKEFUJI CORPORATION (HOLDING & OTHER INVESTMENT OFFICES)<<                                               25,407
          2,000    TANABE SEIYAKU COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)                                              25,247
          1,400    TDK CORPORATION (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                 122,857
          9,000    TEIJIN LIMITED (TEXTILE MILL PRODUCTS)                                                                    43,956
          1,900    TERUMO CORPORATION (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL &
                   OPTICAL)                                                                                                  95,939
          4,000    THE HACHIJUNI BANK LIMITED (DEPOSITORY INSTITUTIONS)                                                      28,799
          6,000    THE HIROSHIMA BANK LIMITED (DEPOSITORY INSTITUTIONS)                                                      32,751
          1,400    THK COMPANY LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                              29,556
            400    TIS INCORPORATED (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                                                7,800
          9,000    TOBU RAILWAY COMPANY LIMITED (RAILROAD TRANSPORTATION)                                                    42,311
          2,000    TODA CORPORATION (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                         10,552
          1,300    TOHO COMPANY LIMITED TOKYO (MOTION PICTURES)                                                              25,691
            300    TOHO TITANIUM COMPANY LIMITED (METAL MINING)                                                              11,022
          4,800    TOHOKU ELECTRIC POWER COMPANY INCORPORATED (ELECTRIC, GAS & SANITARY SERVICES)                           102,590
            600    TOKAI RIKA COMPANY LIMITED (AUTO PARTS - ORIGINAL EQUIPMENT)                                              16,715
          2,000    TOKUYAMA CORPORATION (CHEMICALS & ALLIED PRODUCTS)                                                        30,349
            500    TOKYO BROADCASTING SYSTEM INCORPORATED (COMMUNICATIONS)                                                   14,016
         13,400    TOKYO ELECTRIC POWER COMPANY INCORPORATED (ELECTRIC, GAS & SANITARY SERVICES)                            338,310
          1,900    TOKYO ELECTRON LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
                   COMPUTER EQUIPMENT)                                                                                      120,420
         25,000    TOKYO GAS COMPANY LIMITED (ELECTRIC, GAS & SANITARY SERVICES)                                            116,441
            400    TOKYO SEIMITSU COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS,
                   EXCEPT COMPUTER EQUIPMENT)                                                                                 8,323
          1,200    TOKYO STEEL MANUFACTURING COMPANY LIMITED (FURNITURE & FIXTURES)                                          18,638

Portfolio of Investments--September 30, 2007

                                     Wells Fargo Advantage Master Portfolios 137


INTERNATIONAL INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
JAPAN (continued)
          3,000    TOKYO TATEMONO COMPANY LIMITED (INSURANCE AGENTS, BROKERS & SERVICE)                            $         38,262
         12,000    TOKYU CORPORATION (TRANSPORTATION SERVICES)                                                               78,353
          5,000    TOKYU LAND CORPORATION (REAL ESTATE)                                                                      50,189
          3,000    TONENGENERAL SEKIYU KK (OIL & GAS EXTRACTION)                                                             30,166
          6,000    TOPPAN PRINTING COMPANY LIMITED (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                                61,794
         15,000    TORAY INDUSTRIES INCORPORATED (TEXTILE MILL PRODUCTS)                                                    119,096
         34,000    TOSHIBA CORPORATION (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)<<                           317,608
          5,000    TOSOH CORPORATION (CHEMICALS & ALLIED PRODUCTS)                                                           32,429
          2,900    TOSTEM INAX HOLDING CORPORATION (MISCELLANEOUS MANUFACTURING INDUSTRIES)                                  50,444
          3,000    TOTO LIMITED (HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES)<<                                           21,756
          1,900    TOYO SEIKAN KAISHA LIMITED (STONE, CLAY, GLASS & CONCRETE PRODUCTS)                                       35,812
          1,000    TOYO SUISAN KAISHA LIMITED (FOOD & KINDRED PRODUCTS)                                                      18,805
          8,000    TOYOBO COMPANY LIMITED (TEXTILE MILL PRODUCTS)                                                            18,735
            800    TOYODA GOSEI COMPANY LIMITED (TRANSPORTATION EQUIPMENT)                                                   28,973
            800    TOYOTA BOSHOKU CORPORATION (TRANSPORTATION EQUIPMENT)                                                     27,023
          2,000    TOYOTA INDUSTRIES CORPORATION (TRANSPORTATION EQUIPMENT)                                                  86,188
         30,000    TOYOTA MOTOR CORPORATION (AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS)                              1,770,774
          2,400    TOYOTA TSUSHO CORPORATION (BUSINESS SERVICES)                                                             63,727
          1,000    TREND MICRO INCORPORATED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                         43,268
         10,000    UBE INDUSTRIES LIMITED JAPAN (CHEMICALS & ALLIED PRODUCTS)                                                35,433
            400    UNI-CHARM CORPORATION (APPAREL & ACCESSORY STORES)                                                        24,551
          2,000    UNY COMPANY LIMITED (MISCELLANEOUS RETAIL)                                                                17,429
          1,300    USHIO INCORPORATED (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL
                   & OPTICAL)                                                                                                23,654
            310    USS COMPANY LIMITED (AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS)                                      20,376
          1,000    WACOAL CORPORATION (APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR
                   MATERIALS)                                                                                                12,284
             19    WEST JAPAN RAILWAY COMPANY (RAILROAD TRANSPORTATION)                                                      90,646
            175    YAHOO JAPAN CORPORATION (BUSINESS SERVICES)                                                               66,273
          1,200    YAKULT HONSHA COMPANY LIMITED (FOOD & KINDRED PRODUCTS)                                                   27,319
            950    YAMADA DENKI COMPANY LIMITED (HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES)                             94,036
          2,000    YAMAHA CORPORATION (HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES)                                       44,835
          2,100    YAMAHA MOTOR COMPANY LIMITED (TRANSPORTATION EQUIPMENT)                                                   53,567
          4,000    YAMATO TRANSPORT COMPANY LIMITED (TRANSPORTATION SERVICES)                                                60,001
          1,000    YAMAZAKI BAKING COMPANY LIMITED (FOOD & KINDRED PRODUCTS)                                                  7,504
          2,000    YASKAWA ELECTRIC CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
                   COMPUTER EQUIPMENT)                                                                                       24,916
          2,500    YOKOGAWA ELECTRIC CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS,
                   EXCEPT COMPUTER EQUIPMENT)                                                                                30,427
          2,000    ZEON CORPORATION (CHEMICALS & ALLIED PRODUCTS)                                                            19,710

                                                                                                                         32,281,190
                                                                                                                         ----------
LUXEMBOURG: 0.53%
          2,248    ACERGY CA (ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES)                               66,820
          9,953    ARCELORMITTAL (FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT)                   785,550

                                                                                                                            852,370
                                                                                                                         ----------
NETHERLANDS: 4.56%
         20,187    ABN AMRO HOLDINGS NV (DEPOSITORY INSTITUTIONS)+                                                        1,063,637
         16,449    AEGON NV (INSURANCE CARRIERS)<<                                                                          315,009
          2,981    AKZO NOBEL NV (CHEMICALS & ALLIED PRODUCTS)                                                              245,693
          5,154    ASML HOLDING NV (SEMICONDUCTOR EQUIPMENT MANUFACTURING & RELATED)+                                       170,872
            467    CORIO NV (REITS)                                                                                          39,888
          1,378    CORPORATE EXPRESS (WHOLESALE TRADE-DURABLE GOODS)                                                         15,012
          3,656    EUROPEAN AERONAUTIC DEFENCE & SPACE COMPANY (TRANSPORTATION BY AIR)<<                                    112,398
            650    FUGRO NV (OIL FIELD SERVICES)                                                                             52,766
          5,963    HAGEMEYER NV (WHOLESALE TRADE NON-DURABLE GOODS)                                                          27,549
          2,721    HEINEKEN NV (EATING & DRINKING PLACES)                                                                   178,557
         20,555    ING GROEP NV (FINANCIAL SERVICES)                                                                        912,429

138 Wells Fargo Advantage Master Portfolios

                                    Portfolio of Investments--September 30, 2007


INTERNATIONAL INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES         SECURITY NAME                                                                                                VALUE
NETHERLANDS (continued)
      21,267   KONINKLIJKE (ROYAL) KPN NV (COMMUNICATIONS)                                                               $  369,062
      12,533   KONINKLIJKE (ROYAL) PHILIPS ELECTRONICS NV (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS,
               EXCEPT COMPUTER EQUIPMENT)                                                                                   565,628
      14,023   KONINKLIJKE AHOLD NV (FOOD STORES)+                                                                          211,961
       1,665   KONINKLIJKE DSM NV (CHEMICALS & ALLIED PRODUCTS)                                                              89,863
         838   OCE NV (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                               17,613
       1,784   QIAGEN NV (HEALTH SERVICES)+                                                                                  34,444
         569   RANDSTAD HOLDINGS NV (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                                               30,759
       7,927   REED ELSEVIER NV (COMMUNICATIONS)                                                                            150,562
      37,030   ROYAL DUTCH SHELL PLC CLASS A (PETROLEUM REFINING & RELATED INDUSTRIES)                                    1,529,166
       1,904   ROYAL NUMICO NV (FOOD & KINDRED PRODUCTS)                                                                    147,696
       1,623   SBM OFFSHORE NV (PETROLEUM REFINING & RELATED INDUSTRIES)                                                     63,805
       4,788   TNT NV (TRANSPORTATION SERVICES)                                                                             200,726
      18,909   UNILEVER NV (FOOD & KINDRED PRODUCTS)<<                                                                      583,753
       1,988   VEDIOR NV (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                                                          43,741
         248   WERELDHAVE NV (REITS)                                                                                         29,864
       3,217   WOLTERS KLUWER NV (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                                                  95,507

                                                                                                                          7,297,960
                                                                                                                         ----------
NEW ZEALAND: 0.15%
      11,103   AUCKLAND INTERNATIONAL AIRPORT LIMITED (CONSTRUCTION SPECIAL TRADE CONTRACTORS)                               26,335
       3,596   CONTACT ENERGY LIMITED (ELECTRIC, GAS & SANITARY SERVICES)                                                    25,043
       3,308   FISHER & PAYKEL APPLIANCES HOLDINGS LIMITED (HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES)                   8,924
       6,703   FISHER & PAYKEL HEALTHCARE CORPORATION (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS:
               PHOTOGRAPHIC, MEDICAL & OPTICAL)                                                                              16,762
       5,529   FLETCHER BUILDING LIMITED (BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS)                 53,170
       4,824   SKY CITY ENTERTAINMENT GROUP LIMITED (HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES)                     19,082
       2,448   SKY NETWORK TELEVISION LIMITED (COMMUNICATIONS)                                                               10,685
      20,777   TELECOM CORPORATION OF NEW ZEALAND LIMITED (COMMUNICATIONS)                                                   70,379
       3,233   VECTOR LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT)               6,002

                                                                                                                            236,382
                                                                                                                         ----------
NORWAY: 1.04%
       1,655   AKER KVAERNER ASA (ENGINEERING CONSTRUCTION)                                                                  52,724
       7,814   DNB NOR ASA (DEPOSITORY INSTITUTIONS)                                                                        119,864
      10,000   DNO ASA (OIL & GAS EXTRACTION)                                                                                20,774
         554   FRONTLINE LIMITED (WATER TRANSPORTATION)                                                                      27,231
       7,760   NORSK HYDRO ASA (OIL & GAS EXTRACTION)                                                                       337,532
       1,800   NORSKE SKOGINDUSTRIER ASA (PAPER & ALLIED PRODUCTS)                                                           19,265
       2,343   OCEAN RIG ASA (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)+                                       17,297
       9,137   ORKLA ASA (MISCELLANEOUS RETAIL)                                                                             163,208
      29,200   PAN FISH ASA (FISHING, HUNTING & TRAPPING)                                                                    37,155
       1,999   PETROLEUM GEO-SERVICES ASA (OIL & GAS EXTRACTION)+                                                            57,657
       2,100   PROSAFE ASA (OIL & GAS EXTRACTION)                                                                            37,472
       1,897   RENEWABLE ENERGY CORPORATION AS (ELECTRIC, GAS & SANITARY SERVICES)+                                          87,439
         519   SCHIBSTED ASA (COMMUNICATIONS)                                                                                27,340
       2,388   SEADRILL LIMITED (PETROLEUM REFINING & RELATED INDUSTRIES)+                                                   53,706
       7,212   STATOIL ASA (PETROLEUM REFINING & RELATED INDUSTRIES)                                                        245,807
         400   STOLT-NIELSEN SA (WATER TRANSPORTATION)                                                                       11,871
       2,564   STOREBRAND ASA (INSURANCE CARRIERS)                                                                           39,854
       1,216   TANDBERG ASA (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT)                29,265
       9,293   TELENOR ASA (COMMUNICATIONS)                                                                                 186,162
       1,200   TGS NOPEC GEOPHYSICAL COMPANY ASA (OIL FIELD SERVICES)+                                                       24,595
       1,783   TOMRA SYSTEMS ASA (ADMINISTRATION OF ENVIRONMENTAL QUALITY & HOUSING PROGRAMS)                                12,898
       2,000   YARA INTERNATIONAL ASA (AGRICULTURAL SERVICES)                                                                63,251

                                                                                                                          1,672,367
                                                                                                                         ----------

Portfolio of Investments--September 30, 2007

                                     Wells Fargo Advantage Master Portfolios 139


INTERNATIONAL INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES         SECURITY NAME                                                                                                VALUE
PORTUGAL: 0.35%
       2,592   BANCO BPI SA (DEPOSITORY INSTITUTIONS)                                                                    $   21,807
      24,370   BANCO COMERCIAL PORTUGUES SA (DEPOSITORY INSTITUTIONS)<<                                                     101,123
       2,458   BANCO ESPIRITO SANTO SA (DEPOSITORY INSTITUTIONS)                                                             55,718
       3,467   BRISA-AUTO ESTRADAS DE PORTUGAL SA (CONSTRUCTION)                                                             45,482
       2,292   CIMPOR CIMENTOS DE PORTUGAL SA (STONE, CLAY, GLASS & CONCRETE PRODUCTS)                                       18,989
      22,612   ENERGIAS DE PORTUGAL SA (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT)    132,198
       2,385   JERONIMO MARTINS (WHOLESALE TRADE NON-DURABLE GOODS)                                                          14,658
       8,983   PORTUGAL TELECOM SGPS SA (COMMUNICATIONS)                                                                    125,915
         990   PT MULTIMEDIA SERVICOS DE TELECOMUNICACOES E MULTIMEDIA SGPS SA (COMMUNICATIONS)                              14,738
       8,995   SONAE SGPS SA (GENERAL MERCHANDISE STORES)+                                                                   23,344

                                                                                                                            553,972
                                                                                                                         ----------
SINGAPORE: 1.08%
       7,500   ALLGREEN PROPERTIES LIMITED (REAL ESTATE)                                                                      9,694
      11,000   ASCENDAS REIT (REITS)                                                                                         20,215
      11,000   CAPITACOMMERICAL TRUST (REAL ESTATE)                                                                          21,030
      17,000   CAPITALAND LIMITED (REAL ESTATE)                                                                              93,268
      11,300   CAPITAMALL TRUST (REITS)                                                                                      29,667
      13,000   CHARTERED SEMICONDUCTOR MANUFACTURING LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS,
               EXCEPT COMPUTER EQUIPMENT)+<<                                                                                  9,539
       5,000   CITY DEVELOPMENTS LIMITED (REAL ESTATE)                                                                       54,527
      20,000   COMFORTDELGRO CORPORATION LIMITED (TRANSPORTATION SERVICES)                                                   26,119
       9,000   COSCO CORPORATION SINGAPORE LIMITED (WATER TRANSPORTATION)                                                    36,048
      12,000   DBS GROUP HOLDINGS LIMITED (DEPOSITORY INSTITUTIONS)                                                         174,487
      10,000   FRASER & NEAVE LIMITED (MULTI-INDUSTRY COMPANIES)                                                             38,371
       1,000   HAW PAR CORPORATION LIMITED (BUSINESS SERVICES)                                                                5,453
       1,084   JARDINE CYCLE & CARRIAGE LIMITED (WHOLESALE TRADE NON-DURABLE GOODS)                                          13,500
         400   K-REIT ASIA (REITS)                                                                                              724
      12,000   KEPPEL CORPORATION LIMITED (BUSINESS SERVICES)                                                               116,324
       4,000   KEPPEL LAND LIMITED (REAL ESTATE)                                                                             22,349
       5,000   NEPTUNE ORIENT LINES LIMITED (WATER TRANSPORTATION)                                                           17,839
       7,000   OLAM INTERNATIONAL LIMITED (AGRICULTURAL SERVICES)                                                            14,796
      27,200   OVERSEA-CHINESE BANKING CORPORATION LIMITED (DEPOSITORY INSTITUTIONS)                                        162,962
       7,550   PARKWAY HOLDINGS LIMITED (HEALTH SERVICES)                                                                    21,550
       9,980   SEMBCORP INDUSTRIES LIMITED (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                  43,333
       7,000   SEMBCORP MARINE LIMITED (TRANSPORTATION EQUIPMENT)                                                            21,676
       5,600   SINGAPORE AIRLINES LIMITED (TRANSPORTATION BY AIR)+                                                           71,626
       9,000   SINGAPORE EXCHANGE LIMITED (BUSINESS SERVICES)                                                                78,156
       1,000   SINGAPORE LAND LIMITED (REAL ESTATE)                                                                           6,866
      12,000   SINGAPORE POST LIMITED (TRANSPORTATION SERVICES)                                                               9,855
      17,000   SINGAPORE PRESS HOLDINGS LIMITED (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                                   49,438
      16,000   SINGAPORE TECHNOLOGIES ENGINEERING LIMITED (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE
               BUILDERS)                                                                                                     42,006
      87,000   SINGAPORE TELECOMMUNICATIONS LIMITED (COMMUNICATIONS)                                                        235,436
       7,000   SMRT CORPORATION LIMITED (TRANSPORTATION SERVICES)                                                             8,058
      12,000   SUNTEC REIT (REITS)                                                                                           15,752
      13,000   UNITED OVERSEAS BANK LIMITED (DEPOSITORY INSTITUTIONS)                                                       193,403
       6,000   UOL GROUP LIMITED (REAL ESTATE)                                                                               21,003
       3,000   VENTURE CORPORATION LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
               EQUIPMENT)                                                                                                    33,322
       6,000   WING TAI HOLDINGS LIMITED (REAL ESTATE)                                                                       15,591

                                                                                                                          1,733,983
                                                                                                                         ----------
SOUTH AFRICA: 0.01%
       1,707   MONDI LIMITED (FORESTRY)                                                                                      17,047
                                                                                                                         ----------

140 Wells Fargo Advantage Master Portfolios

                                    Portfolio of Investments--September 30, 2007


INTERNATIONAL INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES         SECURITY NAME                                                                                                VALUE
SPAIN: 4.09%
       2,542   ABERTIS INFRAESTRUCTURAS SA (SOCIAL SERVICES)<<                                                           $   79,491
         320   ACCIONA SA (HEAVY CONSTRUCTION OTHER THAN BUILDING CONSTRUCTION CONTRACTS)<<                                  87,017
       1,790   ACERINOX SA (FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT)<<                        53,856
       2,356   ACTIVIDADES DE CONSTRUCCION Y SERVICIOS SA (HEAVY CONSTRUCTION OTHER THAN BUILDING CONSTRUCTION
               CONTRACTS)                                                                                                   130,014
       2,845   ALTADIS SA (TOBACCO PRODUCTS)                                                                                200,163
       1,062   ANTENA 3 DE TELEVISION SA (COMMUNICATIONS)<<                                                                  19,594
      38,954   BANCO BILBAO VIZCAYA ARGENTARIA SA (DEPOSITORY INSTITUTIONS)<<                                               913,180
       9,481   BANCO POPULAR ESPANOL SA (DEPOSITORY INSTITUTIONS)<<                                                         162,908
      68,591   BANCO SANTANDER CENTRAL HISPANO SA (DEPOSITORY INSTITUTIONS)                                               1,333,108
       2,236   CINTRA CONCESIONES DE INFRAESTRUCTURAS DE TRANSPORTE SA (TRANSPORTATION SERVICES)<<                           34,052
         980   EBRO PULEVA SA (AGRICULTURAL PRODUCTION CROPS)<<                                                              20,095
       7,222   ENDESA SA (ELECTRIC, GAS & SANITARY SERVICES)<<                                                              412,853
         527   FOMENTO DE CONSTRUCCIONES Y CONTRATAS SA (HEAVY CONSTRUCTION OTHER THAN BUILDING CONSTRUCTION
               CONTRACTS)                                                                                                    42,646
       1,878   GAMESA CORPORATION TECNOLOGICA SA (ELECTRIC, GAS & SANITARY SERVICES)                                         76,722
       1,719   GAS NATURAL SDG SA (ELECTRIC, GAS & SANITARY SERVICES)                                                        97,067
       1,134   GESTEVISION TELECINCO SA (AMUSEMENT & RECREATION SERVICES)                                                    29,769
         696   GRUPO FERROVIAL SA (HEAVY CONSTRUCTION OTHER THAN BUILDING CONSTRUCTION CONTRACTS)                            58,902
      10,643   IBERDROLA SA (ELECTRIC, GAS & SANITARY SERVICES)                                                             625,279
       5,475   IBERIA LINEAS AEREAS DE ESPANA SA (TRANSPORTATION BY AIR)                                                     26,700
       1,305   INDRA SISTEMAS SA (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                    35,300
       2,427   INDUSTRIA DE DISENO TEXTIL SA (APPAREL & ACCESSORY STORES)                                                   163,556
       6,318   MAPFRE SA (INSURANCE CARRIERS)                                                                                28,559
         964   PROMOTORA DE INFORMACIONES SA (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                                      19,038
       8,751   REPSOL YPF SA (OIL & GAS EXTRACTION)                                                                         312,585
         982   SACYR VALLEHERMOSO SA (REAL ESTATE)<<                                                                         34,373
         670   SOCIEDAD GENERAL DE AGUAS DE BARCELONA SA CLASS A (ELECTRIC, GAS & SANITARY SERVICES)                         25,454
         457   SOGECABLE SA (COMMUNICATIONS)+<<                                                                              16,578
      48,916   TELEFONICA SA (COMMUNICATIONS)                                                                             1,369,221
       1,226   UNION FENOSA SA (ELECTRIC, GAS & SANITARY SERVICES)<<                                                         72,533
       1,324   ZARDOYA-OTIS SA (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)<<                                    41,113
       1,874   ZELTIA SA (HEALTH SERVICES)                                                                                   20,389

                                                                                                                          6,542,115
                                                                                                                         ----------
SWEDEN: 2.57%
       1,092   ALFA LAVAL AB (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL)               70,240
       3,487   ASSA ABLOY AB CLASS B (FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT)                72,374
       7,435   ATLAS COPCO AB CLASS A (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                              128,645
       4,587   ATLAS COPCO AB CLASS B (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                               73,317
         408   AXFOOD AB (FOOD & KINDRED PRODUCTS)                                                                           13,771
         563   BILLERUD AKTIEBOLAG (PAPER & ALLIED PRODUCTS)                                                                  7,557
       3,000   BOLIDEN AB (METAL MINING)                                                                                     63,896
       1,796   CASTELLUM AB (REAL ESTATE)                                                                                    22,366
         725   D CARNEGIE & COMPANY AB (HOLDING & OTHER INVESTMENT OFFICES)                                                  15,245
       2,893   ELECTROLUX AB CLASS B (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT)       61,280
       1,078   ELEKTA AB CLASS B (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL)           17,565
       2,081   ENIRO AB (COMMUNICATIONS)                                                                                     25,350
       1,670   FABEGE AB (REAL ESTATE)                                                                                       19,890
       1,833   GETINGE AB (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL)                  44,374
       5,230   HENNES & MAURITZ AB CLASS B (APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS)        331,537
         317   HOGANAS AB (FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT)                            8,412
         631   HOLMEN AB CLASS B (PAPER & ALLIED PRODUCTS)                                                                   24,186
           1   HUSQVARNA AB A SHARES (MACHINERY)+                                                                                11
       3,073   HUSQVARNA AB B SHARES (MACHINERY)+                                                                            39,699
       1,402   KUNGSLEDEN (REAL ESTATE)                                                                                      18,058
       2,686   LUNDIN PETROLEUM AB (OIL & GAS EXTRACTION)+                                                                   30,949

Portfolio of Investments--September 30, 2007

                                     Wells Fargo Advantage Master Portfolios 141


INTERNATIONAL INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES         SECURITY NAME                                                                                                VALUE
SWEDEN (continued)
         532   METRO INTERNATIONAL SA A SHARES (PRINTING, PUBLISHING & ALLIED INDUSTRIES)+                               $      541
         595   MODERN TIMES GROUP MTG B SHARES (MEDIA)                                                                       38,410
       1,800   NOBIA AB (FURNITURE & FIXTURES)                                                                               17,318
      22,859   NORDEA AB (DEPOSITORY INSTITUTIONS)                                                                          398,359
       1,024   OMX AB (BUSINESS SERVICES)                                                                                    44,414
         414   ORIFLAME COSMETICS SA (APPAREL & ACCESSORY STORES)                                                            25,120
      10,564   SANDVIK AB (BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS)                               226,637
         903   SAS AB (TRANSPORTATION BY AIR)+                                                                               16,185
       3,992   SCANIA AB CLASS B (TRANSPORTATION EQUIPMENT)                                                                  97,259
       3,507   SECURITAS AB (BUSINESS SERVICES)                                                                              46,259
       4,107   SECURITAS DIRECT AB B SHARES (BUSINESS SERVICES)+                                                             12,045
       4,107   SECURITAS SYSTEMS AB CLASS B (BUSINESS SERVICES)+                                                             15,168
       5,012   SKANDINAVISKA ENSKILDA BANKEN AB CLASS A (DEPOSITORY INSTITUTIONS)                                           162,942
       4,340   SKANSKA AB CLASS B (HEAVY CONSTRUCTION OTHER THAN BUILDING CONSTRUCTION CONTRACTS)                            86,038
       4,440   SKF AB CLASS B (FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT)                       93,532
       2,192   SSAB SVENSKT STAL AB A SHARES (FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT)        81,127
         875   SSAB SVENSKT STAL AB B SHARES (FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT)        29,872
       6,177   SVENSKA CELLULOSA AB CLASS B (PAPER & ALLIED PRODUCTS)                                                       115,266
       5,614   SVENSKA HANDELSBANKEN AB CLASS A (DEPOSITORY INSTITUTIONS)                                                   174,237
       3,125   SWEDISH MATCH AB (TOBACCO PRODUCTS)                                                                           64,982
       3,463   TELE2 AB (COMMUNICATIONS)                                                                                     74,832
     161,937   TELEFONAKTIEBOLAGET LM ERICSSON CLASS B (COMMUNICATIONS)                                                     648,341
      24,911   TELIASONERA AB (COMMUNICATIONS)                                                                              225,177
         792   TRELLEBORG AB (MISCELLANEOUS MANUFACTURING INDUSTRIES)                                                        18,681
       5,275   VOLVO AB CLASS A (TRANSPORTATION EQUIPMENT)                                                                   91,681
      12,095   VOLVO AB CLASS B (TRANSPORTATION EQUIPMENT)                                                                  210,683
         378   WIHLBORGS FASTIGHETER AB (REAL ESTATE)                                                                         7,010

                                                                                                                          4,110,838
                                                                                                                         ----------
SWITZERLAND: 6.53%
      22,919   ABB LIMITED (HOLDING & OTHER INVESTMENT OFFICES)                                                             603,562
       1,484   ADECCO SA (BUSINESS SERVICES)                                                                                 87,759
         816   CIBA SPECIALTY CHEMICALS AG (CHEMICALS & ALLIED PRODUCTS)                                                     41,597
       2,574   CLARIANT AG (CHEMICALS & ALLIED PRODUCTS)+                                                                    31,637
       5,756   COMPAGNIE FINANCIERE RICHEMONT AG (GENERAL MERCHANDISE STORES)                                               381,426
      11,983   CREDIT SUISSE GROUP (NON-DEPOSITORY CREDIT INSTITUTIONS)                                                     795,607
         436   GEBERIT AG (BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS)                                57,035
          72   GIVAUDAN (CHEMICALS & ALLIED PRODUCTS)                                                                        66,542
       2,201   HOLCIM LIMITED (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                              243,117
         434   KUDELSKI SA (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT)                 12,272
         592   KUEHNE & NAGEL INTERNATIONAL AG (TRANSPORTATION SERVICES)                                                     58,272
          25   KUONI REISEN HOLDING (AMUSEMENT & RECREATION SERVICES)                                                        11,810
       1,848   LOGITECH INTERNATIONAL SA (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)+                           55,015
         465   LONZA GROUP AG (CHEMICALS & ALLIED PRODUCTS)                                                                  50,724
       4,435   NESTLE SA (FOOD & KINDRED PRODUCTS)                                                                        1,992,274
         261   NOBEL BIOCARE HOLDING AG (MEDICAL PRODUCTS)                                                                   70,672
      25,439   NOVARTIS AG (CHEMICALS & ALLIED PRODUCTS)                                                                  1,403,870
          74   OC OERLIKON CORPORATION AG (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
               EQUIPMENT)+                                                                                                   27,156
         537   PHONAK HOLDING AG (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL)           53,873
         544   PSP SWISS PROPERTY AG (REAL ESTATE)                                                                           28,876
          54   RIETER HOLDING AG (CHEMICALS & ALLIED PRODUCTS)                                                               29,221
       7,705   ROCHE HOLDING AG GENUSSCHEIN (MEDICAL PRODUCTS)                                                            1,397,059
         571   SCHINDLER HOLDING AG (BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS)                      36,048
          50   SGS SOCIETE GENERALE DE SURVEILLANCE HOLDING SA (BUSINESS SERVICES)                                           57,118
       7,677   STMICROELECTRONICS NV (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT)      129,065

142 Wells Fargo Advantage Master Portfolios

                                    Portfolio of Investments--September 30, 2007


INTERNATIONAL INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES         SECURITY NAME                                                                                                VALUE
SWITZERLAND (continued)
          85   STRAUMANN HOLDING AG (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS:
               PHOTOGRAPHIC, MEDICAL & OPTICAL)                                                                          $   23,874
          33   SULZER AG (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                            47,335
         592   SWATCH GROUP AG (APPAREL & ACCESSORY STORES)                                                                  37,907
         364   SWATCH GROUP AG CLASS B (APPAREL & ACCESSORY STORES)                                                         119,431
         372   SWISS LIFE HOLDING (INSURANCE CARRIERS)+                                                                      96,495
       3,922   SWISS REINSURANCE (INSURANCE CARRIERS)                                                                       349,333
         223   SWISSCOM AG (COMMUNICATIONS)                                                                                  84,804
       1,141   SYNGENTA AG (CHEMICALS & ALLIED PRODUCTS)                                                                    245,988
         570   SYNTHES INCORPORATED (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS:
               PHOTOGRAPHIC, MEDICAL & OPTICAL)                                                                              63,793
      21,932   UBS AG (SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES)                                       1,179,251
       1,586   ZURICH FINANCIAL SERVICES AG (FINANCIAL SERVICES)                                                            475,766

                                                                                                                         10,445,584
                                                                                                                         ----------
UNITED KINGDOM: 21.16%
       4,297   3I GROUP PLC (HOLDING & OTHER INVESTMENT OFFICES)                                                             87,653
       9,022   AEGIS GROUP PLC (COMMUNICATIONS)                                                                              23,074
       2,956   AGGREKO PLC (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                                                        34,957
       3,871   AMEC PLC (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                                     58,688
      14,830   ANGLO AMERICAN PLC (METAL MINING)                                                                            997,974
      15,091   ARM HOLDINGS PLC (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT)            47,549
       2,160   ARRIVA PLC (TRANSPORTATION BY AIR)                                                                            34,139
      16,740   ASTRAZENECA PLC (CHEMICALS & ALLIED PRODUCTS)                                                                838,781
      28,149   AVIVA PLC (INSURANCE CARRIERS)                                                                               423,882
      37,180   BAE SYSTEMS PLC (TRANSPORTATION BY AIR)                                                                      375,406
       5,021   BALFOUR BEATTY PLC (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                           48,745
      71,722   BARCLAYS PLC (DEPOSITORY INSTITUTIONS)                                                                       873,853
       2,840   BARRATT DEVELOPMENTS PLC (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                     43,463
       5,181   BBA AVIATION PLC (TRANSPORTATION EQUIPMENT)                                                                   24,222
       1,308   BELLWAY PLC (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                                  27,591
         939   BERKELEY GROUP HOLDINGS PLC (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                  27,550
      37,603   BG GROUP PLC (OIL & GAS EXTRACTION)                                                                          650,874
      26,052   BHP BILLITON PLC (COAL MINING)                                                                               932,789
       4,434   BIFFA PLC (ELECTRIC, GAS & SANITARY SERVICES)                                                                 20,094
       1,396   BOVIS HOMES GROUP PLC (BUILDING)                                                                              18,680
     214,253   BP PLC (OIL & GAS EXTRACTION)                                                                              2,487,695
       4,954   BRAMBLES LIMITED (MISCELLANEOUS MANUFACTURING INDUSTRIES)+                                                    64,059
       6,626   BRITISH AIRWAYS PLC (TRANSPORTATION BY AIR)+                                                                  51,956
      17,057   BRITISH AMERICAN TOBACCO PLC (TOBACCO PRODUCTS)                                                              611,422
      11,403   BRITISH ENERGY GROUP PLC (ELECTRIC, GAS & SANITARY SERVICES)+                                                124,701
       5,715   BRITISH LAND COMPANY PLC (REAL ESTATE)                                                                       137,040
      12,655   BRITISH SKY BROADCASTING PLC (COMMUNICATIONS)                                                                179,950
       2,961   BRIXTON PLC (REAL ESTATE)                                                                                     21,946
      91,406   BT GROUP PLC (COMMUNICATIONS)                                                                                574,140
       3,722   BUNZL PLC (MISCELLANEOUS MANUFACTURING INDUSTRIES)                                                            53,344
       5,088   BURBERRY GROUP PLC (APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS)                  68,394
      22,997   CADBURY SCHWEPPES PLC (FOOD & KINDRED PRODUCTS)                                                              266,783
       6,637   CAPITA GROUP PLC (PERSONAL SERVICES)                                                                          98,311
       1,912   CARNIVAL PLC (WATER TRANSPORTATION)                                                                           91,305
       4,775   CARPHONE WAREHOUSE PLC (ELECTRONICS)                                                                          34,047
       4,043   CATTLES PLC (NON-DEPOSITORY CREDIT INSTITUTIONS)                                                              28,869
      40,175   CENTRICA PLC (ELECTRIC, GAS & SANITARY SERVICES)                                                             312,763
       1,851   CHARTER PLC (DIVERSIFIED MANUFACTURING)+                                                                      44,802
       1,663   CLOSE BROTHERS GROUP PLC (HOLDING & OTHER INVESTMENT OFFICES)                                                 27,662
      13,011   COBHAM PLC (TRANSPORTATION BY AIR)                                                                            51,644
      22,638   COMPASS GROUP PLC (FOOD & KINDRED PRODUCTS)                                                                  139,878
       1,862   COOKSON GROUP PLC (MISCELLANEOUS MANUFACTURING INDUSTRIES)                                                    29,069

Portfolio of Investments--September 30, 2007

                                     Wells Fargo Advantage Master Portfolios 143


INTERNATIONAL INDEX PORTFOLIO
-------------------------------------------------------------------------------

SHARES         SECURITY NAME                                                                                                VALUE
UNITED KINGDOM (continued)
       1,538   CSR PLC (SEMICONDUCTOR EQUIPMENT MANUFACTURING & RELATED)+                                                $   20,249
       3,439   DAILY MAIL & GENERAL TRUST CLASS A NV (COMMUNICATIONS)                                                        44,328
       1,962   DAVIS SERVICE GROUP PLC (MISCELLANEOUS MANUFACTURING INDUSTRIES)                                              21,496
       1,767   DE LA RUE (BUSINESS SERVICES)                                                                                 26,391
       8,746   DEUTSCHE POST AG (TRANSPORTATION SERVICES)+                                                                  252,027
      29,737   DIAGEO PLC (FOOD & KINDRED PRODUCTS)                                                                         653,440
      20,206   DSG INTERNATIONAL PLC (GENERAL MERCHANDISE STORES)                                                            55,811
       5,027   ELECTROCOMPONENTS PLC (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
               COMPUTER EQUIPMENT)                                                                                           26,202
       2,414   EMAP PLC (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                                                           43,414
       9,096   EMI GROUP PLC (AMUSEMENT & RECREATION SERVICES)+                                                              49,317
       6,337   ENTERPRISE INNS PLC (EATING & DRINKING PLACES)                                                                76,756
       4,768   FIRSTGROUP PLC (TRANSPORTATION SERVICES)                                                                      67,165
       7,649   FKI PLC (MISCELLANEOUS MANUFACTURING INDUSTRIES)                                                              14,241
      19,555   FRIENDS PROVIDENT PLC (INSURANCE CARRIERS)                                                                    68,816
       6,581   GALIFORM PLC (HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES)+                                                14,811
       7,710   GKN PLC (TRANSPORTATION EQUIPMENT)                                                                            55,842
      63,649   GLAXOSMITHKLINE PLC (CHEMICALS & ALLIED PRODUCTS)                                                          1,689,024
       1,895   GREAT PORTLAND ESTATES PLC (REAL ESTATE)                                                                      23,166
      13,208   GROUP 4 SECURICOR PLC (SOCIAL SERVICES)                                                                       54,587
       3,168   HAMMERSON PLC (REAL ESTATE)                                                                                   75,966
      16,814   HAYS PLC (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                                                           45,754
      41,295   HBOS PLC (DEPOSITORY INSTITUTIONS)                                                                           772,655
       9,676   HOME RETAIL GROUP (GENERAL MERCHANDISE STORES)                                                                73,793
     129,498   HSBC HOLDINGS PLC (DEPOSITORY INSTITUTIONS)                                                                2,396,492
       5,592   ICAP PLC (HOLDING & OTHER INVESTMENT OFFICES)                                                                 60,295
       3,908   IMI PLC (MISCELLANEOUS MANUFACTURING INDUSTRIES)                                                              42,737
      13,249   IMPERIAL CHEMICAL INDUSTRIES PLC (CHEMICALS & ALLIED PRODUCTS)                                               176,740
       7,471   IMPERIAL TOBACCO GROUP PLC (TOBACCO PRODUCTS)                                                                342,551
       4,899   INCHCAPE PLC (WHOLESALE TRADE NON-DURABLE GOODS)                                                              42,198
       3,332   INTERCONTINENTAL HOTELS GROUP PLC (HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES)                        66,157
       3,063   INTERNATIONAL PERSONAL FINANCE PLC (NON-DEPOSITORY CREDIT INSTITUTIONS)+                                      12,346
      16,310   INTERNATIONAL POWER PLC (ELECTRIC, GAS & SANITARY SERVICES)                                                  150,583
       1,807   INTERTEK GROUP PLC (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                                                 35,012
       9,196   INVENSYS PLC (MISCELLANEOUS MANUFACTURING INDUSTRIES)+                                                        58,373
       8,663   INVESCO PLC (HOLDING & OTHER INVESTMENT OFFICES)                                                             117,247
       4,035   INVESTEC PLC (HOLDING & OTHER INVESTMENT OFFICES)                                                             42,269
      43,198   ITV PLC (COMMUNICATIONS)                                                                                      90,681
      17,236   J SAINSBURY PLC (FOOD & KINDRED PRODUCTS)                                                                    203,654
       2,434   JOHNSON MATTHEY PLC (CHEMICALS & ALLIED PRODUCTS)                                                             83,016
       3,223   KELDA GROUP PLC (ELECTRIC, GAS & SANITARY SERVICES)                                                           56,842
       6,076   KESA ELECTRICALS PLC (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT)        34,218
      25,641   KINGFISHER PLC (BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS)                            93,801
       6,984   LADBROKERS PLC (AMUSEMENT & RECREATION SERVICES)                                                              61,694
       5,158   LAND SECURITIES GROUP PLC (REAL ESTATE)                                                                      177,505
      72,034   LEGAL & GENERAL GROUP PLC (INSURANCE CARRIERS)                                                               196,901
       2,887   LIBERTY INTERNATIONAL PLC (REAL ESTATE)                                                                       67,396
      61,840   LLOYDS TSB GROUP PLC (DEPOSITORY INSTITUTIONS)                                                               686,394
      13,620   LOGICACMG PLC (BUSINESS SERVICES)                                                                             42,148
       1,823   LONDON STOCK EXCHANGE GROUP PLC (FINANCIAL)                                                                   61,297
      19,861   MAN GROUP PLC (BUSINESS SERVICES)                                                                            224,917
      18,732   MARKS & SPENCER GROUP PLC (GENERAL MERCHANDISE STORES)                                                       235,894
       7,441   MEGGITT PLC (TRANSPORTATION BY AIR)                                                                           48,299
       3,702   MICHAEL PAGE INTERNATIONAL PLC (BUSINESS SERVICES)                                                            31,244
       6,144   MISYS PLC (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                            27,781
       4,269   MONDI PLC (PAPER & ALLIED PRODUCTS)+                                                                          40,610
       1,469   NATIONAL EXPRESS GROUP PLC (TRANSPORTATION SERVICES)                                                          37,179

144 Wells Fargo Advantage Master Portfolios

                                    Portfolio of Investments--September 30, 2007


INTERNATIONAL INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES         SECURITY NAME                                                                                                VALUE
UNITED KINGDOM (continued)
      29,705   NATIONAL GRID PLC (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT)       $  476,486
       2,553   NEXT PLC (APPAREL & ACCESSORY STORES)                                                                        102,588
      57,312   OLD MUTUAL PLC (INSURANCE CARRIERS)                                                                          187,968
       8,834   PEARSON PLC (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                                                       136,913
       3,184   PERSIMMON PLC (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                                62,799
       4,849   PREMIER FARNELL PLC (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT)         15,700
       1,532   PROVIDENT FINANCIAL PLC (NON-DEPOSITORY CREDIT INSTITUTIONS)                                                  28,013
      27,044   PRUDENTIAL PLC (INSURANCE CARRIERS)                                                                          415,824
       3,060   PUNCH TAVERNS PLC (EATING & DRINKING PLACES)                                                                  61,731
       4,797   RANK GROUP PLC (MISCELLANEOUS MANUFACTURING INDUSTRIES)                                                       15,876
       6,688   RECKITT BENCKISER PLC (CHEMICALS & ALLIED PRODUCTS)                                                          392,993
      14,020   REED ELSEVIER PLC (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                                                 177,272
      19,899   RENTOKIL INITIAL PLC (COMMUNICATIONS)                                                                         67,950
       7,673   RESOLUTION PLC (INSURANCE CARRIERS)                                                                          107,145
      14,179   REUTERS GROUP PLC (COMMUNICATIONS)                                                                           186,535
       6,735   REXAM PLC (STONE, CLAY, GLASS & CONCRETE PRODUCTS)                                                            75,995
      11,101   RIO TINTO PLC (METAL MINING)                                                                                 960,288
      19,881   ROLLS ROYCE GROUP PLC (AEROSPACE, DEFENSE)                                                                   212,534
     103,731   ROYAL BANK OF SCOTLAND GROUP PLC (DEPOSITORY INSTITUTIONS)                                                 1,114,223
       4,946   ROYAL DUTCH SHELL PLC CLASS A (OIL & GAS EXTRACTION)                                                         204,110
      30,262   ROYAL DUTCH SHELL PLC CLASS B (OIL & GAS EXTRACTION)                                                       1,245,747
       9,938   SABMILLER PLC (EATING & DRINKING PLACES)                                                                     283,037
      14,956   SAGE GROUP PLC (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                       76,270
       1,271   SCHRODERS PLC (HOLDING & OTHER INVESTMENT OFFICES)                                                            36,068
       9,003   SCOTTISH & NEWCASTLE PLC (FOOD & KINDRED PRODUCTS)                                                           112,639
       9,504   SCOTTISH & SOUTHERN ENERGY PLC (ELECTRIC, GAS & SANITARY SERVICES)                                           293,816
       5,052   SEGRO PLC (REAL ESTATE)                                                                                       51,630
       5,538   SERCO GROUP PLC (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                                                    47,022
       2,571   SEVERN TRENT PLC (ELECTRIC, GAS & SANITARY SERVICES)                                                          74,170
      19,428   SIGNET GROUP PLC (APPAREL & ACCESSORY STORES)                                                                 33,290
      10,605   SMITH & NEPHEW PLC (CHEMICALS & ALLIED PRODUCTS)                                                             129,644
       4,247   SMITHS GROUP PLC (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT)            92,896
       2,115   SSL INTERNATIONAL PLC (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL)       18,391
       5,933   STAGECOACH GROUP PLC (TRANSPORTATION SERVICES)                                                                27,585
      23,099   STANDARD LIFE PLC (INSURANCE AGENTS, BROKERS & SERVICE)                                                      136,346
       5,657   TATE & LYLE PLC (FOOD & KINDRED PRODUCTS)                                                                     46,586
      12,568   TAYLOR WOODROW PLC (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                           70,907
      87,129   TESCO PLC (FOOD & KINDRED PRODUCTS)                                                                          783,031
       5,502   THOMAS COOK GROUP PLC (TRANSPORTATION SERVICES)+                                                              31,351
       9,500   TOMKINS PLC (BUSINESS SERVICES)                                                                               44,170
       1,351   TRAVIS PERKINS PLC (BUSINESS SERVICES)                                                                        42,678
       3,378   TRINITY MIRROR PLC (COMMUNICATIONS)                                                                           28,475
       5,841   TUI TRAVEL PLC (HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES)+                                          30,116
       2,052   TULLETT PREBON PLC (INVESTMENTS & MISCELLANEOUS FINANCIAL SERVICES)                                           18,116
      14,448   UNILEVER PLC (FOOD & KINDRED PRODUCTS)                                                                       456,705
       2,945   UNITED BUSINESS MEDIA PLC (COMMUNICATIONS)                                                                    41,726
       9,580   UNITED UTILITIES PLC (ELECTRIC, GAS & SANITARY SERVICES)                                                     137,204
     596,386   VODAFONE GROUP PLC (COMMUNICATIONS)                                                                        2,153,656
       2,266   WHITBREAD PLC (EATING & DRINKING PLACES)                                                                      75,200
       4,093   WILLIAM HILL PLC (AMUSEMENT & RECREATION SERVICES)                                                            53,888
       7,230   WOLSELEY PLC (WHOLESALE TRADE NON-DURABLE GOODS)                                                             122,260
      12,911   WPP GROUP PLC (BUSINESS SERVICES)                                                                            174,879
       6,752   XSTRATA PLC (DIVERSIFIED MINING)                                                                             448,144
       8,656   YELL GROUP PLC (COMMUNICATIONS)                                                                               75,976

                                                                                                                         33,856,028
                                                                                                                         ----------

Portfolio of Investments--September 30, 2007

                                     Wells Fargo Advantage Master Portfolios 145


INTERNATIONAL INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES         SECURITY NAME                                                                                               VALUE
TOTAL COMMON STOCKS (COST $97,734,943)                                                                                $ 156,824,341
                                                                                                                      -------------
RIGHTS: 0.06%
      20,346   ABN-AMRO HOLDINGS NV RIGHTS+(a)                                                                                    0
      18,744   CAPITALIA RIGHTS+(a)                                                                                               0
      13,651   FORTIS RIGHTS+                                                                                                72,412
       1,285   NEWCREST MINING RIGHTS+(a)                                                                                    12,769
         239   OMEGA PHARMA SA RIGHTS+(a)                                                                                         0
         860   SONAE BONUS RIGHTS+                                                                                            9,663
         812   WIENERBERGER RIGHTS+(a)                                                                                            0

TOTAL RIGHTS (COST $60,693)                                                                                                  94,844
                                                                                                                      -------------
WARRANTS: 0.00%
       4,000   DOWA MINING WARRANTS+                                                                                          2,449

TOTAL WARRANTS (COST $0)                                                                                                      2,449
                                                                                                                      -------------

PREFERRED STOCKS: 0.10%
         210   ITO EN LIMITED PREFERRED                                                                                       4,178
       1,159   VOLKSWAGEN AG PREFERRED (TRANSPORTATION EQUIPMENT)                                                           159,483

TOTAL PREFERRED STOCKS (COST $38,056)                                                                                       163,661
                                                                                                                      -------------
COLLATERAL FOR SECURITIES LENDING: 3.75%

COLLATERAL INVESTED IN MONEY MARKET FUNDS: 3.75%
   6,004,813   BANK OF NEW YORK INSTITUTIONAL CASH RESERVE FUND                                                           6,004,813
                                                                                                                      -------------

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $6,004,813)                                                                 6,004,813
                                                                                                                      -------------

SHORT-TERM INVESTMENTS: 0.49%
     787,089   WELLS FARGO ADVANTAGE MONEY MARKET TRUST~+++                                                                 787,089
                                                                                                                      -------------

TOTAL SHORT-TERM INVESTMENTS (COST $787,089)                                                                                787,089
                                                                                                                      -------------

TOTAL INVESTMENTS IN SECURITIES
(COST $104,625,594)*                            102.40%                                                               $ 163,877,197
OTHER ASSETS AND LIABILITIES, NET                (2.40)                                                                  (3,841,051)
                                                ------                                                                -------------
TOTAL NET ASSETS                                100.00%                                                               $ 160,036,146
                                                ------                                                                -------------

--------------------------------------------------------------------------------

+     Non-income earning securities.

(a) Security fair valued in accordance with the procedures approved by the Board of Trustees.

~ This Wells Fargo Advantage Fund invests cash balances that it retains for liquidity purposes in a Wells Fargo Advantage Money Market Fund. The fund does not pay an investment advisory fee for such investments.

+++   Security of an affiliate of the fund with a cost of $787,089.

<<    All or a portion of this security is on loan. (See Note 2)

* Cost for federal income tax purposes is $105,082,995 and net unrealized appreciation (depreciation) consists of:

      Gross unrealized appreciation                   $60,542,229
      Gross unrealized depreciation                    (1,748,027)
                                                      -----------
      Net unrealized appreciation (depreciation)      $58,794,202

      The accompanying notes are an integral part of these financial statements.

146 Wells Fargo Advantage Master Portfolios

                                    Portfolio of Investments--September 30, 2007


INTERNATIONAL VALUE PORTFOLIO
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
COMMON STOCKS: 95.36%

AUSTRALIA: 4.53%
        448,500    AWB LIMITED (AGRICULTURAL SERVICES)<<                                                            $        979,023
        309,000    BLUESCOPE STEEL LIMITED (MISCELLANEOUS MANUFACTURING INDUSTRIES)<<                                      2,947,558
        269,800    BORAL LIMITED (STONE, CLAY, GLASS & CONCRETE PRODUCTS)                                                  1,721,338
         66,600    COMMONWEALTH BANK OF AUSTRALIA (DEPOSITORY INSTITUTIONS)                                                3,332,512
        228,400    CSR LIMITED (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                              630,307
        419,100    PERILYA LIMITED (METAL MINING)                                                                          1,483,836
      1,067,200    QANTAS AIRWAYS (TRANSPORTATION BY AIR)                                                                  5,284,154
        127,900    SANTOS LIMITED (OIL & GAS EXTRACTION)                                                                   1,708,058
        561,900    TELSTRA CORPORATION LIMITED (COMMUNICATIONS)                                                            2,173,907
                                                                                                                          20,260,693
                                                                                                                    ----------------

AUSTRIA: 0.94%
         48,700    VOESTALPINE AG (FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT)                 4,208,273
                                                                                                                    ----------------

BELGIUM: 0.71%
          7,700    DEXIA SA (DEPOSITORY INSTITUTIONS)                                                                        233,210
         99,600    FORTIS (DEPOSITORY INSTITUTIONS)+                                                                       2,932,795
                                                                                                                           3,166,005
                                                                                                                    ----------------

DENMARK: 1.15%
         44,400    DANSKE BANK A/S (DEPOSITORY INSTITUTIONS)                                                               1,802,617
        122,400    H. LUNDBECK A/S (CHEMICALS & ALLIED PRODUCTS)                                                           3,324,624
                                                                                                                           5,127,241
                                                                                                                    ----------------

FINLAND: 1.22%
          8,860    KEMIRA GROWHOW OYJ (CHEMICALS & ALLIED PRODUCTS)                                                          151,733
         56,700    KEMIRA OYJ (CHEMICALS & ALLIED PRODUCTS)                                                                1,324,339
         51,800    RAUTARUUKKI OYJ (PRIMARY METAL INDUSTRIES)                                                              3,138,476
         38,100    TIETOENATOR OYJ (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                  855,130
                                                                                                                           5,469,678
                                                                                                                    ----------------

FRANCE: 9.33%
            730    ARKEMA (OIL & GAS EXTRACTION)+                                                                             44,458
         76,300    BNP PARIBAS SA (DEPOSITORY INSTITUTIONS)                                                                8,349,273
          7,600    CNP ASSURANCES (INSURANCE AGENTS, BROKERS & SERVICE)                                                      972,203
         32,800    COMPAGNIE DE SAINT-GOBAIN (STONE, CLAY, GLASS & CONCRETE PRODUCTS)                                      3,423,166
         17,400    COMPAGNIE GENERALE DES ETABLISSEMENTS MICHELIN (RUBBER & MISCELLANEOUS PLASTICS PRODUCTS)               2,339,221
         74,700    CREDIT AGRICOLE SA (DEPOSITORY INSTITUTIONS)                                                            2,881,312
         21,200    PEUGEOT SA (AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS)                                             1,749,713
         20,200    RALLYE SA (GENERAL MERCHANDISE STORES)<<                                                                1,440,203
         21,400    RENAULT SA (TRANSPORTATION EQUIPMENT)                                                                   3,100,954
         72,700    SANOFI-AVENTIS SA (CHEMICALS & ALLIED PRODUCTS)                                                         6,155,693
          4,300    SCOR SE (INSURANCE AGENTS, BROKERS & SERVICE)+                                                            115,418
         17,600    SOCIETE GENERALE (DEPOSITORY INSTITUTIONS)                                                              2,953,369
         45,800    TOTAL SA (OIL & GAS EXTRACTION)                                                                         3,723,875
         28,844    VALEO SA (TRANSPORTATION EQUIPMENT)                                                                     1,604,889
         68,000    VIVENDI UNIVERSAL SA (COMMUNICATIONS)                                                                   2,870,139
                                                                                                                          41,723,886
                                                                                                                    ----------------

GERMANY: 9.67%
          2,825    ALLIANZ SE (INSURANCE CARRIERS)                                                                           660,035
          8,100    ALTANA AG (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL)               195,197
         60,800    BASF AG (CHEMICALS & ALLIED PRODUCTS)                                                                   8,409,645

Portfolio of Investments--September 30, 2007

                                     Wells Fargo Advantage Master Portfolios 147


INTERNATIONAL VALUE PORTFOLIO
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
GERMANY (continued)
         72,500    BAYERISCHE MOTOREN WERKE AG (AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS)                     $      4,675,919
         39,000    DAIMLERCHRYSLER AG (TRANSPORTATION EQUIPMENT)                                                           3,928,418
         47,500    DEUTSCHE BANK AG (DEPOSITORY INSTITUTIONS)                                                              6,121,647
         95,000    DEUTSCHE LUFTHANSA AG (TRANSPORTATION BY AIR)                                                           2,732,322
         31,000    HANNOVER RUECKVERSICHERUNG AG (INSURANCE CARRIERS)                                                      1,572,787
         64,000    HEIDELBERGER DRUCKMASCHINEN AG (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                               2,799,869
         19,000    MUENCHENER RUECKVERSICHERUNGS GESELLSCHAFT AG (INSURANCE CARRIERS)                                      3,651,314
        110,800    THYSSENKRUPP AG (PRIMARY METAL INDUSTRIES)                                                              7,056,037
         53,300    TUI AG (TRANSPORTATION BY AIR)<<                                                                        1,431,893

                                                                                                                          43,235,083
                                                                                                                    ----------------

GREECE: 0.21%
         10,300    DRYSHIPS INCORPORATED (WATER TRANSPORTATION)                                                              935,755
                                                                                                                    ----------------

HONG KONG: 3.20%
      1,133,000    CATHAY PACIFIC AIRWAYS LIMITED (TRANSPORTATION BY AIR)<<                                                3,097,082
        511,000    CITIC PACIFIC LIMITED (MISCELLANEOUS RETAIL)                                                            3,260,366
        853,000    HONGKONG ELECTRIC HOLDINGS (ELECTRIC, GAS & SANITARY SERVICES)                                          4,432,964
        371,500    ORIENT OVERSEAS INTERNATIONAL LIMITED (WATER TRANSPORTATION)                                            3,533,954

                                                                                                                          14,324,366
                                                                                                                    ----------------

IRELAND: 0.75%
         79,300    ALLIED IRISH BANKS PLC (DEPOSITORY INSTITUTIONS)                                                        1,922,315
         64,700    IRISH LIFE & PERMANENT PLC (NON-DEPOSITORY CREDIT INSTITUTIONS)                                         1,434,620

                                                                                                                           3,356,935
                                                                                                                    ----------------

ITALY: 4.08%
        167,100    ENI SPA (PETROLEUM REFINING & RELATED INDUSTRIES)                                                       6,192,772
        206,700    FIAT SPA (TRANSPORTATION EQUIPMENT)                                                                     6,251,489
        175,000    INTESA SANPAOLO (DEPOSITORY INSTITUTIONS)                                                               1,351,260
        166,200    UNIONE DI BANCHE ITALIANE SCPA (DEPOSITORY INSTITUTIONS)                                                4,467,296

                                                                                                                          18,262,817
                                                                                                                    ----------------

JAPAN: 19.30%
         24,200    ACOM COMPANY LIMITED (NON-DEPOSITORY CREDIT INSTITUTIONS)<<                                               539,346
         96,400    ALPS ELECTRIC COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT             1,159,838
                   COMPUTER EQUIPMENT)
            200    ASAHI BREWERIES LIMITED (FOOD & KINDRED PRODUCTS)                                                           3,047
        244,000    ASAHI KASEI CORPORATION (CHEMICALS & ALLIED PRODUCTS)                                                   1,971,288
        180,000    CALSONIC KANSEI CORPORATION (TRANSPORTATION EQUIPMENT)<<                                                  703,609
        315,000    CENTRAL GLASS COMPANY LIMITED (BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS)       1,587,820
        569,000    COSMO OIL COMPANY LIMITED (OIL & GAS EXTRACTION)                                                        2,714,595
        294,900    DENKI KAGAKU KOGYO KABUSHIKI KAISHA (CHEMICALS & ALLIED PRODUCTS)                                       1,655,948
         83,400    FAMILYMART COMPANY LIMITED (GENERAL MERCHANDISE STORES)                                                 2,174,579
        350,000    FUJI HEAVY INDUSTRIES LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                  1,538,763
         61,400    HITACHI CAPITAL CORPORATION (NON-DEPOSITORY CREDIT INSTITUTIONS)                                          772,411
         22,100    HITACHI MAXELL LIMITED (MISCELLANEOUS MANUFACTURING INDUSTRIES)                                           238,576
         63,400    HOKKAIDO ELECTRIC POWER COMPANY INCORPORATED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT &
                   COMPONENTS, EXCEPT COMPUTER EQUIPMENT)                                                                  1,371,601
        101,800    HONDA MOTOR COMPANY LIMITED (TRANSPORTATION EQUIPMENT)                                                  3,420,955
         77,800    KANSAI ELECTRIC POWER COMPANY INCORPORATED (ELECTRIC, GAS & SANITARY SERVICES)                          1,777,957
        391,000    MARUBENI CORPORATION (BUSINESS SERVICES)                                                                3,587,812
        147,000    MATSUSHITA ELECTRIC INDUSTRIAL COMPANY LIMITED (HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES)         2,757,890
        237,000    MITSUBISHI CHEMICAL HOLDINGS CORPORATION (CHEMICALS & ALLIED PRODUCTS)                                  2,063,292
         80,800    MITSUBISHI CORPORATION (BUSINESS SERVICES)                                                              2,560,501
         97,000    MITSUI & COMPANY LIMITED (WHOLESALE TRADE-DURABLE GOODS)                                                2,356,070

148 Wells Fargo Advantage Master Portfolios

                                    Portfolio of Investments--September 30, 2007


INTERNATIONAL VALUE PORTFOLIO
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
JAPAN (continued)
         55,500    NIFCO INCORPORATED (RUBBER & MISCELLANEOUS PLASTICS PRODUCTS)                                    $      1,328,734
        406,500    NIPPON MINING HOLDINGS INCORPORATED (OIL & GAS EXTRACTION)                                              4,083,933
        368,000    NIPPON OIL CORPORATION (OIL & GAS EXTRACTION)                                                           3,418,413
            500    NIPPON PAPER GROUP INCORPORATED (PAPER & ALLIED PRODUCTS)                                               1,545,292
         82,000    NIPPON STEEL CORPORATION (PRIMARY METAL INDUSTRIES)                                                       590,380
            900    NIPPON TELEGRAPH & TELEPHONE CORPORATION (COMMUNICATIONS)                                               4,207,548
        289,600    NISSAN MOTOR COMPANY LIMITED (AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS)                           2,901,925
        214,600    NOMURA HOLDINGS INCORPORATED (SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES)              3,598,308
          3,300    NTT DOCOMO INCORPORATED (COMMUNICATIONS)                                                                4,711,618
        191,000    OJI PAPER COMPANY LIMITED (PAPER & ALLIED PRODUCTS)                                                       924,529
         45,700    PROMISE COMPANY LIMITED (NON-DEPOSITORY CREDIT INSTITUTIONS)<<                                          1,114,003
         82,000    RICOH COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER            1,734,732
                   EQUIPMENT)
         40,000    RYOSAN COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER           1,001,175
                   EQUIPMENT)
         53,000    SANKYO COMPANY LIMITED (WHOLESALE TRADE NON-DURABLE GOODS)                                              2,145,562
         27,300    SANTEN PHARMACEUTICAL COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)                                       683,302
         20,500    SEIKO EPSON CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER            507,748
                   EQUIPMENT)
         94,500    SHOWA SHELL SEKIYU KK (OIL & GAS EXTRACTION)                                                            1,215,135
        177,000    SUMITOMO BAKELITE COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)                                         1,018,561
        181,500    SUMITOMO CORPORATION (SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES)                      3,507,857
        123,000    SUMITOMO TRUST & BANKING COMPANY LIMITED (DEPOSITORY INSTITUTIONS)                                        930,545
         21,400    TAKEFUJI CORPORATION (HOLDING & OTHER INVESTMENT OFFICES)<<                                               424,777
        122,000    TANABE SEIYAKU COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)                                            1,540,069
         22,900    TOKYO ELECTRIC POWER COMPANY INCORPORATED (ELECTRIC, GAS & SANITARY SERVICES)                             578,157
        101,000    TOPPAN PRINTING COMPANY LIMITED (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                              1,040,204
        234,000    TOSHIBA TEC CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER          1,446,394
                   EQUIPMENT)
         87,000    TOYOTA MOTOR CORPORATION (AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS)                               5,135,246

                                                                                                                          86,290,045
                                                                                                                    ----------------

NETHERLANDS: 3.50%
        312,700    AEGON NV (INSURANCE CARRIERS)                                                                           5,988,337
        137,300    ING GROEP NV (FINANCIAL SERVICES)                                                                       6,094,695
         91,700    KONINKLIJKE (ROYAL) KPN NV (COMMUNICATIONS)                                                             1,591,337
         47,800    ROYAL DUTCH SHELL PLC CLASS A (PETROLEUM REFINING & RELATED INDUSTRIES)                                 1,973,917

                                                                                                                          15,648,286
                                                                                                                    ----------------

NORWAY: 1.50%
        170,500    CERMAQ ASA (FOOD & KINDRED PRODUCTS)                                                                    3,162,532
         50,000    DNB NOR ASA (DEPOSITORY INSTITUTIONS)                                                                     766,984
         63,600    NORSK HYDRO ASA (OIL & GAS EXTRACTION)                                                                  2,766,371

                                                                                                                           6,695,887
                                                                                                                    ----------------

PORTUGAL: 0.36%
        385,000    BANCO COMERCIAL PORTUGUES SA (DEPOSITORY INSTITUTIONS)                                                  1,597,556
                                                                                                                    ----------------

SINGAPORE: 1.17%
        606,490    MOBILONE LIMITED (COMMUNICATIONS)                                                                         836,961
        787,000    NEPTUNE ORIENT LINES LIMITED (WATER TRANSPORTATION)                                                     2,807,876
        126,000    SINGAPORE AIRLINES LIMITED (TRANSPORTATION BY AIR)+                                                     1,611,579

                                                                                                                           5,256,416
                                                                                                                    ----------------

SPAIN: 3.13%
         75,800    BANCO BILBAO VIZCAYA ARGENTARIA SA (DEPOSITORY INSTITUTIONS)<<                                          1,776,942
        327,000    BANCO SANTANDER CENTRAL HISPANO SA (DEPOSITORY INSTITUTIONS)                                            6,355,445
        152,400    REPSOL YPF SA (OIL & GAS EXTRACTION)                                                                    5,443,711
         14,400    TELEFONICA SA (COMMUNICATIONS)                                                                            403,074

                                                                                                                          13,979,172
                                                                                                                    ----------------

Portfolio of Investments--September 30, 2007

                                     Wells Fargo Advantage Master Portfolios 149


INTERNATIONAL VALUE PORTFOLIO
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
SWEDEN: 3.14%
         87,600    ELECTROLUX AB CLASS B (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
                   EQUIPMENT)                                                                                       $      1,855,558
        270,600    NORDEA AB (DEPOSITORY INSTITUTIONS)                                                                     4,715,690
         70,500    SVENSKA HANDELSBANKEN AB CLASS A (DEPOSITORY INSTITUTIONS)                                              2,188,048
         22,200    SWEDBANK AB (DEPOSITORY INSTITUTIONS)                                                                     742,400
        262,000    VOLVO AB CLASS B (TRANSPORTATION EQUIPMENT)                                                             4,563,787

                                                                                                                          14,065,483
                                                                                                                    ----------------

SWITZERLAND: 5.72%
         37,700    BALOISE HOLDING AG (INSURANCE AGENTS, BROKERS & SERVICE)                                                3,814,524
         26,300    CIBA SPECIALTY CHEMICALS AG (CHEMICALS & ALLIED PRODUCTS)                                               1,340,696
        112,200    CREDIT SUISSE GROUP (NON-DEPOSITORY CREDIT INSTITUTIONS)                                                7,449,482
          3,700    GEORG FISCHER AG (TRANSPORTATION EQUIPMENT)+                                                            2,547,176
          3,700    RIETER HOLDING AG (CHEMICALS & ALLIED PRODUCTS)                                                         2,002,147
          9,000    SWISSCOM AG (COMMUNICATIONS)                                                                            3,422,590
         27,200    UBS AG (SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES)                                    1,462,504
          2,000    VALORA HOLDING AG (GENERAL MERCHANDISE STORES)                                                            400,086
          5,484    VERWALTUNGS-UND PRIVAT-BANK AG (DEPOSITORY INSTITUTIONS)                                                1,328,313
          6,000    ZURICH FINANCIAL SERVICES AG (FINANCIAL SERVICES)                                                       1,799,871

                                                                                                                          25,567,389
                                                                                                                    ----------------

UNITED KINGDOM: 21.75%
        175,800    ALLIANCE & LEICESTER PLC (DEPOSITORY INSTITUTIONS)                                                      2,848,711
        125,100    ASTRAZENECA PLC (CHEMICALS & ALLIED PRODUCTS)                                                           6,268,310
        114,500    AVIVA PLC (INSURANCE CARRIERS)                                                                          1,724,200
        539,900    BARCLAYS PLC (DEPOSITORY INSTITUTIONS)                                                                  6,578,085
         89,600    BARRATT DEVELOPMENTS PLC (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)               1,371,242
        637,900    BP PLC (OIL & GAS EXTRACTION)                                                                           7,406,667
        257,000    BRADFORD & BINGLEY PLC (NON-DEPOSITORY CREDIT INSTITUTIONS)                                             1,593,236
        332,100    BRIT INSURANCE HOLDINGS PLC (INSURANCE CARRIERS)                                                        2,320,406
      1,016,100    BT GROUP PLC (COMMUNICATIONS)                                                                           6,382,329
        390,000    DS SMITH PLC (PAPER & ALLIED PRODUCTS)                                                                  1,490,149
      1,057,400    DSG INTERNATIONAL PLC (GENERAL MERCHANDISE STORES)                                                      2,920,636
        414,000    GKN PLC (TRANSPORTATION EQUIPMENT)                                                                      2,998,527
         85,100    GLAXOSMITHKLINE PLC (CHEMICALS & ALLIED PRODUCTS)                                                       2,258,260
        298,900    HBOS PLC (DEPOSITORY INSTITUTIONS)                                                                      5,592,603
        234,300    HSBC HOLDINGS PLC (DEPOSITORY INSTITUTIONS)                                                             4,335,959
        172,200    JJB SPORTS PLC (APPAREL & ACCESSORY STORES)                                                               542,573
        593,200    LLOYDS TSB GROUP PLC (DEPOSITORY INSTITUTIONS)                                                          6,584,234
        237,100    NORTHERN FOODS PLC (FOOD & KINDRED PRODUCTS)                                                              474,190
      1,123,200    OLD MUTUAL PLC (INSURANCE CARRIERS)                                                                     3,683,791
        315,100    PREMIER FOODS PLC (WHOLESALE TRADE-DURABLE GOODS)                                                       1,437,665
        962,500    ROYAL & SUN ALLIANCE INSURANCE GROUP PLC (INSURANCE CARRIERS)                                           3,042,521
        255,100    ROYAL BANK OF SCOTLAND GROUP PLC (DEPOSITORY INSTITUTIONS)                                              2,740,149
        264,000    ROYAL DUTCH SHELL PLC CLASS B (OIL & GAS EXTRACTION)                                                   10,867,668
         97,800    TATE & LYLE PLC (FOOD & KINDRED PRODUCTS)                                                                 805,395
        212,947    TAYLOR WOODROW PLC (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                     1,201,408
      2,709,400    VODAFONE GROUP PLC (COMMUNICATIONS)                                                                     9,784,128

                                                                                                                          97,253,042
                                                                                                                    ----------------

TOTAL COMMON STOCKS (COST $345,669,099)                                                                                  426,424,008
                                                                                                                    ----------------

RIGHTS: 0.00%
         20,440    CITIC PACIFIC RIGHTS+                                                                                      15,460

TOTAL RIGHTS (COST $0)                                                                                                        15,460
                                                                                                                    ----------------

150 Wells Fargo Advantage Master Portfolios

                                    Portfolio of Investments--September 30, 2007


INTERNATIONAL VALUE PORTFOLIO
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                          VALUE
COLLATERAL FOR SECURITIES LENDING: 2.24%

COLLATERAL INVESTED IN MONEY MARKET FUNDS: 2.24%
     10,001,020    BANK OF NEW YORK INSTITUTIONAL CASH RESERVE FUND                                                 $     10,001,020
                                                                                                                    ----------------

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $10,001,020)                                                                10,001,020
                                                                                                                    ----------------

SHORT-TERM INVESTMENTS: 1.80%
      8,040,860    WELLS FARGO ADVANTAGE MONEY MARKET TRUST~+++                                                            8,040,860
                                                                                                                    ----------------

TOTAL SHORT-TERM INVESTMENTS (COST $8,040,860)                                                                             8,040,860
                                                                                                                    ----------------

TOTAL INVESTMENTS IN SECURITIES
(COST $363,710,979)*                                  99.40%                                                        $    444,481,348

OTHER ASSETS AND LIABILITIES, NET                      0.60                                                                2,694,140

                                                     ------                                                         ----------------

TOTAL NET ASSETS                                     100.00%                                                        $    447,175,488
                                                     ------                                                         ----------------

--------------------------------------------------------------------------------
<<    All or a portion of this security is on loan. (See Note 2)

+     Non-income earning securities.

~ This Wells Fargo Advantage Fund invests cash balances that it retains for liquidity purposes in a Wells Fargo Advantage Money Market Fund. The fund does not pay an investment advisory fee for such investments.

+++   Security of an affiliate of the fund with a cost of $8,040,860.

* Cost for federal income tax purposes is $363,834,382 and net unrealized appreciation (depreciation) consists of:

      Gross unrealized appreciation                          $90,184,121
      Gross unrealized depreciation                           (9,537,155)
                                                             -----------
      Net unrealized appreciation (depreciation)             $80,646,966

      The accompanying notes are an integral part of these financial statements.

PORTFOLIO OF INVESTMENTS--SEPTEMBER 30, 2007

                                     WELLS FARGO ADVANTAGE MASTER PORTFOLIOS 151


LARGE CAP APPRECIATION PORTFOLIO
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
COMMON STOCKS: 98.77%

APPAREL & ACCESSORY STORES: 1.02%
         38,940    NORDSTROM INCORPORATED                                                                          $       1,825,897
                                                                                                                    ----------------

BIOPHARMACEUTICALS: 1.26%
         55,020    GILEAD SCIENCES INCORPORATED+                                                                           2,248,667
                                                                                                                    ----------------

BUSINESS SERVICES: 9.56%
         48,890    ADOBE SYSTEMS INCORPORATED+                                                                             2,134,537
         44,870    AUTODESK INCORPORATED+                                                                                  2,242,154
         62,630    BMC SOFTWARE INCORPORATED+<<                                                                            1,955,935
         58,320    EBAY INCORPORATED+                                                                                      2,275,646
         14,020    MASTERCARD INCORPORATED CLASS A<<                                                                       2,074,539
         79,990    MICROSOFT CORPORATION                                                                                   2,356,505
         37,810    OMNICOM GROUP INCORPORATED                                                                              1,818,283
        104,260    ORACLE CORPORATION+                                                                                     2,257,229

                                                                                                                          17,114,828
                                                                                                                    ----------------

CHEMICALS & ALLIED PRODUCTS: 5.13%
         30,800    BIOGEN IDEC INCORPORATED+                                                                               2,042,964
         68,570    BRISTOL-MYERS SQUIBB COMPANY                                                                            1,976,187
         35,210    MONSANTO COMPANY                                                                                        3,018,905
         67,680    SCHERING-PLOUGH CORPORATION                                                                             2,140,718

                                                                                                                           9,178,774
                                                                                                                    ----------------

COMMUNICATIONS: 1.21%
         51,380    AT&T INCORPORATED                                                                                       2,173,888
                                                                                                                    ----------------

E-COMMERCE/SERVICES: 1.42%
         27,370    AMAZON.COM INCORPORATED+                                                                                2,549,516
                                                                                                                    ----------------

EATING & DRINKING PLACES: 1.15%
         37,890    MCDONALD'S CORPORATION                                                                                  2,063,868
                                                                                                                    ----------------

ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT: 11.18%
         73,030    CISCO SYSTEMS INCORPORATED+                                                                             2,418,023
         45,990    COOPER INDUSTRIES LIMITED CLASS A                                                                       2,349,629
         45,380    EMERSON ELECTRIC COMPANY                                                                                2,415,124
         37,590    HARRIS CORPORATION                                                                                      2,172,326
         33,820    MEMC ELECTRONIC MATERIALS INCORPORATED+                                                                 1,990,645
         73,020    NATIONAL SEMICONDUCTOR CORPORATION                                                                      1,980,302
         68,400    NVIDIA CORPORATION+                                                                                     2,478,816
         52,530    QUALCOMM INCORPORATED                                                                                   2,219,918
         54,560    TEXAS INSTRUMENTS INCORPORATED                                                                          1,996,350

                                                                                                                          20,021,133
                                                                                                                    ----------------

ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES: 2.43%
         48,260    ACCENTURE LIMITED CLASS A                                                                               1,942,465
         31,960    JACOBS ENGINEERING GROUP INCORPORATED+<<                                                                2,415,537

                                                                                                                           4,358,002
                                                                                                                    ----------------

FOOD & KINDRED PRODUCTS: 2.23%
         67,330    CONAGRA FOODS INCORPORATED                                                                              1,759,333
         38,720    THE COCA-COLA COMPANY                                                                                   2,225,238

                                                                                                                           3,984,571
                                                                                                                    ----------------

152 Wells Fargo Advantage Master Portfolios

                                    Portfolio of Investments--September 30, 2007


LARGE CAP APPRECIATION PORTFOLIO
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
HEAVY CONSTRUCTION OTHER THAN BUILDING CONSTRUCTION CONTRACTS: 1.25%
         41,460    MCDERMOTT INTERNATIONAL INCORPORATED+                                                            $      2,242,157
                                                                                                                    ----------------

HOLDING & OTHER INVESTMENT OFFICES: 1.30%
         80,350    DISCOVERY HOLDING COMPANY CLASS A+                                                                      2,318,098
                                                                                                                    ----------------

INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT: 15.10%
         24,220    3M COMPANY                                                                                              2,266,508
         23,480    APPLE INCORPORATED+                                                                                     3,605,119
        101,690    APPLIED MATERIALS INCORPORATED                                                                          2,104,983
         17,660    DEERE & COMPANY                                                                                         2,621,097
         73,620    DELL INCORPORATED+                                                                                      2,031,912
        135,350    EMC CORPORATION                                                                                         2,815,280
         59,190    HEWLETT-PACKARD COMPANY                                                                                 2,947,070
         21,030    INTERNATIONAL BUSINESS MACHINES CORPORATION<<                                                           2,477,334
         15,470    NATIONAL OILWELL VARCO INCORPORATED+                                                                    2,235,415
         20,360    PARKER HANNIFIN CORPORATION<<                                                                           2,276,859
         18,520    TEREX CORPORATION+                                                                                      1,648,650

                                                                                                                          27,030,227
                                                                                                                    ----------------

INSURANCE CARRIERS: 8.86%
         40,380    AETNA INCORPORATED                                                                                      2,191,423
         27,320    AMERICAN INTERNATIONAL GROUP INCORPORATED                                                               1,848,198
         33,660    CHUBB CORPORATION                                                                                       1,805,522
         18,980    EVEREST REINSURANCE GROUP LIMITED                                                                       2,092,355
         44,630    LOEWS CORPORATION                                                                                       2,157,861
         29,500    METLIFE INCORPORATED                                                                                    2,057,035
         19,060    PRUDENTIAL FINANCIAL INCORPORATED                                                                       1,859,875
         36,590    THE TRAVELERS COMPANIES INCORPORATED                                                                    1,841,941

                                                                                                                          15,854,210
                                                                                                                    ----------------

LEATHER & LEATHER PRODUCTS: 1.12%
         42,590    COACH INCORPORATED+<<                                                                                   2,013,229
                                                                                                                    ----------------

MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS: 3.87%
         19,960    GARMIN LIMITED<<                                                                                        2,383,224
         37,400    RAYTHEON COMPANY                                                                                        2,386,868
         37,390    THERMO FISHER SCIENTIFIC INCORPORATED+                                                                  2,158,151

                                                                                                                           6,928,243
                                                                                                                    ----------------

MEDICAL MANAGEMENT SERVICES: 1.33%
         26,380    MEDCO HEALTH SOLUTIONS INCORPORATED+<<                                                                  2,384,488
                                                                                                                    ----------------

MEDICAL PRODUCTS: 2.38%
         39,670    BAXTER INTERNATIONAL INCORPORATED                                                                       2,232,628
         39,110    MERCK & COMPANY INCORPORATED                                                                            2,021,596

                                                                                                                           4,254,224
                                                                                                                    ----------------

METAL MINING: 1.65%
         28,230    FREEPORT-MCMORAN COPPER & GOLD INCORPORATED CLASS B                                                     2,961,045
                                                                                                                    ----------------

MOTION PICTURES: 1.13%
         58,880    WALT DISNEY COMPANY                                                                                     2,024,883
                                                                                                                    ----------------

NON-DEPOSITORY CREDIT INSTITUTIONS: 1.05%
         31,710    AMERICAN EXPRESS COMPANY                                                                                1,882,623
                                                                                                                    ----------------

Portfolio of Investments--September 30, 2007

                                     Wells Fargo Advantage Master Portfolios 153


LARGE CAP APPRECIATION PORTFOLIO
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
OIL & GAS EXTRACTION: 4.28%
         34,790    OCCIDENTAL PETROLEUM CORPORATION                                                                 $      2,229,343
         25,440    SCHLUMBERGER LIMITED                                                                                    2,671,200
         24,490    TRANSOCEAN INCORPORATED+<<                                                                              2,768,595

                                                                                                                           7,669,138
                                                                                                                    ----------------

PETROLEUM REFINING & RELATED INDUSTRIES: 4.69%
         25,110    CONOCOPHILLIPS                                                                                          2,203,905
         25,000    EXXON MOBIL CORPORATION                                                                                 2,314,000
         33,310    MARATHON OIL CORPORATION<<                                                                              1,899,336
         29,440    VALERO ENERGY CORPORATION                                                                               1,977,779

                                                                                                                           8,395,020
                                                                                                                    ----------------

PRIMARY METAL INDUSTRIES: 1.39%
         16,760    PRECISION CASTPARTS CORPORATION                                                                         2,480,145
                                                                                                                    ----------------

SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES: 3.58%
        101,730    CHARLES SCHWAB CORPORATION                                                                              2,197,368
          3,772    CME GROUP INCORPORATED                                                                                  2,215,484
         15,690    FRANKLIN RESOURCES INCORPORATED                                                                         2,000,475

                                                                                                                           6,413,327
                                                                                                                    ----------------

STONE, CLAY, GLASS & CONCRETE PRODUCTS: 2.47%
         92,020    CORNING INCORPORATED                                                                                    2,268,293
         51,740    OWENS-ILLINOIS INCORPORATED+                                                                            2,144,623

                                                                                                                           4,412,916
                                                                                                                    ----------------

TOBACCO PRODUCTS: 1.27%
         27,540    LOEWS CORPORATION - CAROLINA GROUP                                                                      2,264,614
                                                                                                                    ----------------

TRANSPORTATION EQUIPMENT: 3.67%
         21,950    BOEING COMPANY                                                                                          2,304,531
         25,730    GENERAL DYNAMICS CORPORATION                                                                            2,173,413
         19,360    LOCKHEED MARTIN CORPORATION                                                                             2,100,366

                                                                                                                           6,578,310
                                                                                                                    ----------------

TRANSPORTATION SERVICES: 0.63%
         20,640    C.H. ROBINSON WORLDWIDE INCORPORATED                                                                    1,120,546
                                                                                                                    ----------------

WHOLESALE TRADE NON-DURABLE GOODS: 1.16%
         35,380    NIKE INCORPORATED CLASS B                                                                               2,075,391
                                                                                                                    ----------------

TOTAL COMMON STOCKS (COST $147,065,892)                                                                                  176,821,978
                                                                                                                    ----------------

COLLATERAL FOR SECURITIES LENDING: 12.18%

COLLATERAL INVESTED IN MONEY MARKET FUNDS: 0.53%
        352,391    AIM SHORT-TERM INVESTMENT COMPANY - LIQUID ASSETS PORTFOLIO                                               352,391
        303,590    BLACKROCK TEMP FUND B #24 MONEY MARKET FUND                                                               303,590
        303,590    SCUDDER DAILY ASSETS MONEY MARKET FUND                                                                    303,590

                                                                                                                             959,571
                                                                                                                    ----------------

PRINCIPAL                                                                        INTEREST RATE     MATURITY DATE
COLLATERAL INVESTED IN OTHER ASSETS: 11.65%
$       242,872    ALPINE SECURITIZATION CORPORATION                                 5.30%           10/03/2007              242,801
         40,479    ATLANTIC ASSET SECURITIZATION CORPORATION++                       5.30            10/02/2007               40,473
        202,393    ATLANTIC ASSET SECURITIZATION CORPORATION                         5.30            10/24/2007              201,715

154 Wells Fargo Advantage Master Portfolios

                                    Portfolio of Investments--September 30, 2007


LARGE CAP APPRECIATION PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL      SECURITY NAME                                                           INTEREST RATE   MATURITY DATE       VALUE
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$    101,197   ATLAS CAPITAL FUNDING CORPORATION SERIES MTN1+/-++                          5.03%         10/25/2007    $    101,198
     101,197   BANCO SANTANDER TOTTA LOAN+/-++                                             5.76          10/15/2008         101,183
     101,197   BANK OF IRELAND SERIES EXTC+/-++                                            5.35          10/14/2008         101,044
     141,675   BANK OF MONTREAL                                                            5.08          10/22/2007         141,655
     364,308   BARCLAYS REPURCHASE AGREEMENT - 102% COLLATERALIZED
               (MATURITY VALUE $364,472)                                                   5.40          10/01/2007         364,308
     141,675   BARTON CAPITAL CORPORATION                                                  5.23          10/02/2007         141,654
     133,580   BARTON CAPITAL CORPORATION                                                  5.24          10/15/2007         133,307
     110,191   BARTON CAPITAL CORPORATION                                                  5.27          10/19/2007         109,902
     202,393   BEAR STEARNS & COMPANY INCORPORATED INTERNATIONAL REPURCHASE
               AGREEMENT - 102% COLLATERALIZED (MATURITY VALUE $202,482)                   5.30          10/01/2007         202,393
     566,701   BEAR STEARNS & COMPANY INCORPORATED REPURCHASE AGREEMENT - 102%
               COLLATERALIZED (MATURITY VALUE $566,954)                                    5.35          10/01/2007         566,701
      80,957   BNP PARIBAS+/-                                                              5.33          05/07/2008          80,900
      43,564   BNP PARIBAS REPURCHASE AGREEMENT - 102% COLLATERALIZED
               (MATURITY VALUE $43,583)                                                    5.29          10/01/2007          43,564
     607,180   BNP PARIBAS REPURCHASE AGREEMENT - 102% COLLATERALIZED
               (MATURITY VALUE $607,450)                                                   5.33          10/01/2007         607,180
     109,292   CAFCO LLC++                                                                 5.20          10/02/2007         109,276
      60,718   CANCARA ASSET SECURITIZATION LIMITED++                                      5.19          10/17/2007          60,577
     137,627   CHARIOT FUNDING LLC                                                         5.18          10/18/2007         137,286
     141,675   CHARIOT FUNDING LLC++                                                       5.31          10/09/2007         141,510
     141,675   CHARIOT FUNDING LLC++                                                       5.37          10/04/2007         141,613
     263,111   CHEYNE FINANCE LLC+/-++^^                                                   4.98          02/25/2008         252,058
     202,393   CHEYNE FINANCE LLC+/-++^^                                                   5.29          05/19/2008         202,393
      40,479   CIT GROUP INCORPORATED+/-                                                   5.67          12/19/2007          40,261
      44,628   CIT GROUP INCORPORATED+/-                                                   5.73          11/23/2007          44,377
     691,100   CITIGROUP REPURCHASE AGREEMENT - 102% COLLATERALIZED
               (MATURITYVALUE $691,407)                                                    5.33          10/01/2007         691,100
      20,239   CLIPPER RECEIVABLES CORPORATION++                                           5.22          10/01/2007          20,239
      20,239   COMERICA BANK+/-                                                            5.82          02/08/2008          20,255
   1,292,722   CREDIT SUISSE FIRST BOSTON REPURCHASE AGREEMENT - 102%
               COLLATERALIZED (MATURITY VALUE $1,293,298)                                  5.35          10/01/2007       1,292,722
     242,872   CULLINAN FINANCE CORPORATION+/-++                                           5.11          02/25/2008         242,872
     101,197   CULLINAN FINANCE CORPORATION+/-++                                           5.32          02/12/2008         101,190
     303,590   CULLINAN FINANCE CORPORATION+/-++                                           5.32          08/04/2008         303,523
     607,180   EBBETS FUNDING LLC++                                                        5.90          10/01/2007         607,180
     222,633   ERASMUS CAPITAL CORPORATION++                                               5.34          10/10/2007         222,341
      40,479   ERASMUS CAPITAL CORPORATION++                                               5.65          10/01/2007          40,479
     202,393   FAIRWAY FINANCE CORPORATION++                                               5.25          10/10/2007         202,128
     161,915   FAIRWAY FINANCE CORPORATION++                                               5.30          10/05/2007         161,821
     101,197   FALCON ASSET SECURITIZATION CORPORATION                                     5.35          11/06/2007         100,666
     404,787   FIVE FINANCE INCORPORATED+/-++                                              5.30          07/09/2008         404,483
     149,366   FOUNTAIN SQUARE COMMERCIAL FUNDING CORPORATION                              5.38          10/31/2007         148,714
     101,197   GALLEON CAPITAL LLC++                                                       5.25          10/02/2007         101,181
     165,962   GALLEON CAPITAL LLC++                                                       5.28          10/01/2007         165,962
     105,245   GALLEON CAPITAL LLC                                                         5.34          10/19/2007         104,969
      40,479   HARRIER FINANCE FUNDING LLC+/-                                              5.15          04/25/2008          40,479
     101,197   HARRIER FINANCE FUNDING LLC+/-++                                            5.31          01/11/2008         101,100
     202,393   HUDSON-THAMES LLC+/-++                                                      5.67          06/16/2008         202,571
     263,111   ING (USA) ANNUITY & LIFE INSURANCE COMPANY+/-                               5.82          08/16/2008         263,111
     101,197   INTESA BANK (IRELAND) PLC SERIES BKNT+/-++                                  5.14          10/24/2008         101,119

Portfolio of Investments--September 30, 2007

                                     Wells Fargo Advantage Master Portfolios 155


LARGE CAP APPRECIATION PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL      SECURITY NAME                                                           INTEREST RATE   MATURITY DATE       VALUE
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$  2,347,762   JPMORGAN CHASE SECURITIES CORPORATION REPURCHASE AGREEMENT - 102%
               COLLATERALIZED (MATURITY VALUE $2,348,809)                                  5.35%         10/01/2007    $  2,347,762
     319,781   K2 (USA) LLC                                                                6.11          10/05/2007         319,596
     232,752   KESTREL FUNDING US LLC+/-++                                                 5.10          02/25/2008         232,538
      40,479   KESTREL FUNDING US LLC+/-                                                   5.15          04/25/2008          40,479
      60,718   KESTREL FUNDING US LLC                                                      5.88          10/09/2007          60,647
     161,915   LIBERTY STREET FUNDING CORPORATION                                          5.28          10/01/2007         161,915
     202,393   LINKS FINANCE LLC+/-++                                                      5.32          08/15/2008         202,086
     271,207   LIQUID FUNDING LIMITED+/-++                                                 5.34          11/13/2007         271,207
     299,542   LIQUID FUNDING LIMITED+/-++                                                 5.70          06/11/2008         299,788
      85,410   METLIFE GLOBAL FUNDING I+/-++                                               5.43          10/05/2007          85,410
   1,321,672   MORGAN STANLEY REPURCHASE AGREEMENT - 102% COLLATERALIZED (MATURITY
               VALUE $1,322,259)                                                           5.33          10/01/2007       1,321,672
      18,721   MORGAN STANLEY SERIES EXL+/-                                                5.83          10/14/2008          18,702
     355,301   NORTH SEA FUNDING LLC                                                       5.36          10/15/2007         354,577
     202,393   NORTH SEA FUNDING LLC++                                                     5.45          10/03/2007         202,335
     202,393   NORTHERN ROCK PLC+/-++SS.                                                   5.78          11/04/2008         201,545
      54,193   PERRY GLOBAL FUNDING LLC SERIES A                                           5.59          10/11/2007          54,114
     115,364   PREMIUM ASSET TRUST+/-++                                                    5.33          12/21/2007         115,388
     101,197   PREMIUM ASSET TRUST SERIES 06-B++                                           5.50          12/16/2007         101,197
      76,909   PYXIS MASTER TRUST SERIES 2007-3+/-++                                       5.51          11/27/2007          76,909
      16,374   RACERS TRUST SERIES 2004-6-MM+/-++                                          5.19          03/24/2008          16,354
     323,829   REGENCY MARKETS #1 LLC++                                                    5.21          10/12/2007         323,311
     153,819   REGENCY MARKETS #1 LLC++                                                    5.25          10/04/2007         153,751
      80,957   ROYAL BANK OF SCOTLAND GROUP PLC                                            5.55          10/05/2007          80,959
     287,398   SCALDIS CAPITAL LIMITED++                                                   5.26          10/04/2007         287,272
     279,303   SCALDIS CAPITAL LIMITED                                                     5.29          10/22/2007         278,448
     263,111   SEDNA FINANCE INCORPORATED                                                  5.38          10/09/2007         262,803
     145,723   SEDNA FINANCE INCORPORATED+/-++                                             5.79          04/10/2008         145,630
      60,718   SHEFFIELD RECEIVABLES CORPORATION++                                         5.25          10/05/2007          60,683
     103,221   SHIPROCK FINANCE SERIES 2007-4A+/-++                                        5.82          04/11/2008         103,221
      78,933   SKANDINAVISKA ENSKILDA BANKEN AB (NEW YORK)+/-                              5.11          02/29/2008          78,920
     101,197   SKANDINAVISKA ENSKILDA BANKEN AB (NEW YORK)+/-                              5.70          02/04/2008         101,283
      80,957   SLM CORPORATION+/-++                                                        5.81          05/12/2008          80,247
     125,484   STANFIELD VICTORIA FUNDING LLC+/-++                                         5.36          04/03/2008         125,440
     202,393   STANFIELD VICTORIA FUNDING LLC+/-++                                         5.57          02/15/2008         202,414
     202,393   TANGO FINANCE CORPORATION                                                   5.37          10/04/2007         202,304
     246,920   THAMES ASSET GLOBAL SECURITIZATION #1 INCORPORATED++                        5.30          10/15/2007         246,416
      24,287   THAMES ASSET GLOBAL SECURITIZATION #1 INCORPORATED                          5.31          10/17/2007          24,231
      23,401   THE TRAVELERS INSURANCE COMPANY+/-                                          5.89          02/08/2008          23,400
      84,406   THUNDER BAY FUNDING INCORPORATED                                            5.32          10/25/2007          84,111
     198,030   THUNDER BAY FUNDING INCORPORATED++                                          5.33          10/02/2007         198,000
      32,383   TULIP FUNDING CORPORATION++                                                 5.25          10/04/2007          32,369
     161,915   TULIP FUNDING CORPORATION                                                   5.27          10/26/2007         161,324
     101,197   UNICREDITO ITALIANO BANK (IRELAND) SERIES EXL+/-++                          5.77          10/08/2008         101,008
     101,197   UNICREDITO ITALIANO BANK (IRELAND) SERIES LIB+/-++                          5.84          10/08/2008         101,011
      40,479   VERSAILLES CDS LLC++                                                        5.24          10/03/2007          40,467
     161,915   VERSAILLES CDS LLC                                                          5.39          10/16/2007         161,560

156 Wells Fargo Advantage Master Portfolios

                                    Portfolio of Investments--September 30, 2007


LARGE CAP APPRECIATION PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL      SECURITY NAME                                                           INTEREST RATE   MATURITY DATE       VALUE
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$    202,393   VERSAILLES CDS LLC                                                          5.40%         10/23/2007    $    201,744
     174,058   VICTORIA FINANCE LLC+/-++                                                   5.32          07/28/2008         173,705
     101,197   VICTORIA FINANCE LLC+/-++                                                   5.34          08/07/2008         101,197
     202,393   WHITE PINE FINANCE LLC+/-++                                                 5.46          02/22/2008         202,414
      80,957   ZELA FINANCE CORPORATION                                                    5.32          10/26/2007          80,658

                                                                                                                         20,854,056
                                                                                                                       ------------

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $21,813,627)                                                               21,813,627
                                                                                                                       ------------

SHARES
SHORT-TERM INVESTMENTS: 1.85%
   3,314,114   WELLS FARGO ADVANTAGE MONEY MARKET TRUST~+++                                                               3,314,114
                                                                                                                       ------------

TOTAL SHORT-TERM INVESTMENTS (COST $3,314,114)                                                                            3,314,114
                                                                                                                       ------------
TOTAL INVESTMENTS IN SECURITIES
(COST $172,193,633)*                                        112.80%                                                    $201,949,719

OTHER ASSETS AND LIABILITIES, NET                           (12.80)                                                     (22,920,763)
                                                            ------                                                     ------------

TOTAL NET ASSETS                                            100.00%                                                    $179,028,956
                                                            ------                                                     ------------

--------------------------------------------------------------------------------
+     Non-income earning securities.

<<    All or a portion of this security is on loan. (See Note 2)

+/-   Variable rate investments.

++ Securities that may be resold to "qualified institutional buyers" under rule 144A or securities offered pursuant to section 4(2) of the Securities Act of 1933, as amended.

^^ This security is currently in default with regards to scheduled interest or principal payments.

SS. These securities are subject to a demand feature which reduces the effective maturity.

~ This Wells Fargo Advantage Fund invests cash balances that it retains for liquidity purposes in a Wells Fargo Advantage Money Market Fund. The fund does not pay an investment advisory fee for such investments.

+++   Security of an affiliate of the fund with a cost of $3,314,114.

* Cost for federal income tax purposes is $172,292,450 and net unrealized appreciation (depreciation) consists of:

      Gross unrealized appreciation                         $ 30,454,393
      Gross unrealized depreciation                             (797,124)
                                                            ------------
      Net unrealized appreciation (depreciation)            $ 29,657,269

      The accompanying notes are an integral part of these financial statements.

Portfolio of Investments--September 30, 2007

                                     Wells Fargo Advantage Master Portfolios 157


LARGE COMPANY GROWTH PORTFOLIO
--------------------------------------------------------------------------------

SHARES         SECURITY NAME                                                                                              VALUE
COMMON STOCKS: 99.04%

APPAREL & ACCESSORY STORES: 1.63%
     783,400   KOHL'S CORPORATION+<<                                                                                  $  44,912,322
                                                                                                                      -------------
BIOPHARMACEUTICALS: 4.14%
   1,043,300   GENENTECH INCORPORATED+<<                                                                                 81,398,266
     532,140   GENZYME CORPORATION+                                                                                      32,971,394

                                                                                                                        114,369,660
                                                                                                                      -------------
BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS: 4.90%
   1,319,200   FASTENAL COMPANY<<                                                                                        59,904,872
   2,692,300   LOWE'S COMPANIES INCORPORATED<<                                                                           75,438,246

                                                                                                                        135,343,118
                                                                                                                      -------------
BUSINESS SERVICES: 19.44%
     820,600   AUTOMATIC DATA PROCESSING INCORPORATED<<                                                                  37,690,158
   4,836,070   EBAY INCORPORATED+                                                                                       188,703,451
     245,200   GOOGLE INCORPORATED CLASS A+                                                                             139,094,604
   5,801,498   MICROSOFT CORPORATION                                                                                    170,912,131

                                                                                                                        536,400,344
                                                                                                                      -------------
CHEMICALS & ALLIED PRODUCTS: 2.46%
   1,198,900   AMGEN INCORPORATED+<<                                                                                     67,821,773
                                                                                                                      -------------
DEPOSITORY INSTITUTIONS: 0.92%
   1,209,000   WESTERN UNION COMPANY<<                                                                                   25,352,730
                                                                                                                      -------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT: 15.61%
   5,067,943   CISCO SYSTEMS INCORPORATED+                                                                              167,799,593
   1,243,300   LINEAR TECHNOLOGY CORPORATION<<                                                                           43,503,067
   3,903,100   NOKIA OYJ ADR<<                                                                                          148,044,583
   1,951,600   TEXAS INSTRUMENTS INCORPORATED                                                                            71,409,044

                                                                                                                        430,756,287
                                                                                                                      -------------
ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES: 4.10%
   2,760,000   PAYCHEX INCORPORATED<<                                                                                   113,160,000
                                                                                                                      -------------
GENERAL MERCHANDISE STORES: 5.37%
   1,784,660   TARGET CORPORATION                                                                                       113,450,836
     795,600   WAL-MART STORES INCORPORATED                                                                              34,727,940

                                                                                                                        148,178,776
                                                                                                                      -------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT: 4.26%
   1,809,400   EMC CORPORATION<<                                                                                         37,635,520
   3,088,370   INTEL CORPORATION                                                                                         79,865,248

                                                                                                                        117,500,768
                                                                                                                      -------------
INSURANCE CARRIERS: 3.28%
   1,337,266   AMERICAN INTERNATIONAL GROUP INCORPORATED                                                                 90,466,045
                                                                                                                      -------------
MEDICAL EQUIPMENT & SUPPLIES: 6.27%
   3,064,810   MEDTRONIC INCORPORATED                                                                                   172,885,932
                                                                                                                      -------------
PERSONAL SERVICES: 1.24%
     924,350   CINTAS CORPORATION<<                                                                                      34,293,385
                                                                                                                      -------------

158 Wells Fargo Advantage Master Portfolios

                                    Portfolio of Investments--September 30, 2007


LARGE COMPANY GROWTH PORTFOLIO
--------------------------------------------------------------------------------

SHARES           SECURITY NAME                                                                                            VALUE
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES: 22.29%
   6,304,737   CHARLES SCHWAB CORPORATION                                                                             $ 136,182,319
      60,300   CME GROUP INCORPORATED                                                                                    35,417,205
     726,600   FRANKLIN RESOURCES INCORPORATED                                                                           92,641,500
   1,176,740   GOLDMAN SACHS GROUP INCORPORATED<<                                                                       255,046,628
     563,000   LEGG MASON INCORPORATED                                                                                   47,455,270
     865,500   T. ROWE PRICE GROUP INCORPORATED<<                                                                        48,199,695

                                                                                                                        614,942,617
                                                                                                                      -------------
TRANSPORTATION SERVICES: 3.13%
     856,500   C.H. ROBINSON WORLDWIDE INCORPORATED<<                                                                    46,499,385
     841,400   EXPEDITORS INTERNATIONAL OF WASHINGTON INCORPORATED<<                                                     39,798,221

                                                                                                                         86,297,606
                                                                                                                      -------------

TOTAL COMMON STOCKS (COST $1,938,868,676)                                                                             2,732,681,363
                                                                                                                      -------------
COLLATERAL FOR SECURITIES LENDING: 14.84%

COLLATERAL INVESTED IN MONEY MARKET FUNDS: 0.65%
   6,615,062   AIM SHORT-TERM INVESTMENT COMPANY - LIQUID ASSETS PORTFOLIO                                                6,615,062
   5,698,967   BLACKROCK TEMP FUND B #24 MONEY MARKET FUND                                                                5,698,967
   5,698,967   SCUDDER DAILY ASSETS MONEY MARKET FUND                                                                     5,698,967

                                                                                                                         18,012,996
                                                                                                                      -------------

PRINCIPAL                                                                              INTEREST RATE   MATURITY DATE
COLLATERAL INVESTED IN OTHER ASSETS: 14.19%
$  4,559,173   ALPINE SECURITIZATION CORPORATION                                           5.30%         10/03/2007       4,557,851
     759,862   ATLANTIC ASSET SECURITIZATION CORPORATION++                                 5.30          10/02/2007         759,748
   3,799,311   ATLANTIC ASSET SECURITIZATION CORPORATION                                   5.30          10/24/2007       3,786,583
   1,899,656   ATLAS CAPITAL FUNDING CORPORATION SERIES MTN1+/-++                          5.03          10/25/2007       1,899,675
   1,899,656   BANCO SANTANDER TOTTA LOAN+/-++                                             5.76          10/15/2008       1,899,409
   1,899,656   BANK OF IRELAND SERIES EXTC+/-++                                            5.35          10/14/2008       1,896,787
   2,659,518   BANK OF MONTREAL                                                            5.08          10/22/2007       2,659,145
   6,838,760   BARCLAYS REPURCHASE AGREEMENT - 102% COLLATERALIZED (MATURITY
               VALUE $6,841,837)                                                           5.40          10/01/2007       6,838,760
   2,659,518   BARTON CAPITAL CORPORATION                                                  5.23          10/02/2007       2,659,119
   2,507,545   BARTON CAPITAL CORPORATION                                                  5.24          10/15/2007       2,502,430
   2,068,497   BARTON CAPITAL CORPORATION                                                  5.27          10/19/2007       2,063,077
   3,799,311   BEAR STEARNS & COMPANY INCORPORATED INTERNATIONAL REPURCHASE
               AGREEMENT - 102% COLLATERALIZED (MATURITY VALUE $3,800,989)                 5.30          10/01/2007       3,799,311
  10,638,071   BEAR STEARNS & COMPANY INCORPORATED REPURCHASE AGREEMENT - 102%
               COLLATERALIZED (MATURITY VALUE $10,642,814)                                 5.35          10/01/2007      10,638,071
   1,519,724   BNP PARIBAS+/-                                                              5.33          05/07/2008       1,518,645
     817,787   BNP PARIBAS REPURCHASE AGREEMENT - 102% COLLATERALIZED
               (MATURITY VALUE $818,148)                                                   5.29          10/01/2007         817,787
  11,397,933   BNP PARIBAS REPURCHASE AGREEMENT - 102% COLLATERALIZED
               (MATURITY VALUE $11,402,996)                                                5.33          10/01/2007      11,397,933
   2,051,628   CAFCO LLC++                                                                 5.20          10/02/2007       2,051,320
   1,139,793   CANCARA ASSET SECURITIZATION LIMITED++                                      5.19          10/17/2007       1,137,138
   2,583,532   CHARIOT FUNDING LLC                                                         5.18          10/18/2007       2,577,124
   2,659,518   CHARIOT FUNDING LLC++                                                       5.31          10/09/2007       2,656,406
   2,659,518   CHARIOT FUNDING LLC++                                                       5.37          10/04/2007       2,658,348
   4,939,104   CHEYNE FINANCE LLC+/-++^^                                                   4.98          02/25/2008       4,731,613
   3,799,311   CHEYNE FINANCE LLC+/-++^^                                                   5.29          05/19/2008       3,799,311

Portfolio of Investments--September 30, 2007

                                     Wells Fargo Advantage Master Portfolios 159


LARGE COMPANY GROWTH PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL         SECURITY NAME                                                     INTEREST RATE   MATURITY DATE         VALUE
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$       759,862   CIT GROUP INCORPORATED+/-                                                  5.67%    12/19/2007    $       755,782
        837,748   CIT GROUP INCORPORATED+/-                                                  5.73     11/23/2007            833,048
     12,973,275   CITIGROUP REPURCHASE AGREEMENT - 102% COLLATERALIZED (MATURITY
                  VALUE $12,979,037)                                                         5.33     10/01/2007         12,973,275
        379,931   CLIPPER RECEIVABLES CORPORATION++                                          5.22     10/01/2007            379,931
        379,931   COMERICA BANK+/-                                                           5.82     02/08/2008            380,220
     24,266,879   CREDIT SUISSE FIRST BOSTON REPURCHASE AGREEMENT - 102%
                  COLLATERALIZED (MATURITY VALUE $24,277,698)                                5.35     10/01/2007         24,266,879
      4,559,173   CULLINAN FINANCE CORPORATION+/-++                                          5.11     02/25/2008          4,559,173
      1,899,656   CULLINAN FINANCE CORPORATION+/-++                                          5.32     02/12/2008          1,899,523
      5,698,967   CULLINAN FINANCE CORPORATION+/-++                                          5.32     08/04/2008          5,697,713
     11,397,933   EBBETS FUNDING LLC++                                                       5.90     10/01/2007         11,397,933
      4,179,242   ERASMUS CAPITAL CORPORATION++                                              5.34     10/10/2007          4,173,767
        759,862   ERASMUS CAPITAL CORPORATION++                                              5.65     10/01/2007            759,862
      3,799,311   FAIRWAY FINANCE CORPORATION++                                              5.25     10/10/2007          3,794,334
      3,039,449   FAIRWAY FINANCE CORPORATION++                                              5.30     10/05/2007          3,037,686
      1,899,656   FALCON ASSET SECURITIZATION CORPORATION                                    5.35     11/06/2007          1,889,701
      7,598,622   FIVE FINANCE INCORPORATED+/-++                                             5.30     07/09/2008          7,592,923
      2,803,892   FOUNTAIN SQUARE COMMERCIAL FUNDING CORPORATION                             5.38     10/31/2007          2,791,639
      1,899,656   GALLEON CAPITAL LLC++                                                      5.25     10/02/2007          1,899,371
      3,115,435   GALLEON CAPITAL LLC++                                                      5.28     10/01/2007          3,115,435
      1,975,642   GALLEON CAPITAL LLC                                                        5.34     10/19/2007          1,970,466
        759,862   HARRIER FINANCE FUNDING LLC+/-                                             5.15     04/25/2008            759,862
      1,899,656   HARRIER FINANCE FUNDING LLC+/-++                                           5.31     01/11/2008          1,897,851
      3,799,311   HUDSON-THAMES LLC+/-++                                                     5.67     06/16/2008          3,802,654
      4,939,104   ING (USA) ANNUITY & LIFE INSURANCE COMPANY+/-                              5.82     08/16/2008          4,939,104
      1,899,656   INTESA BANK (IRELAND) PLC SERIES BKNT+/-++                                 5.14     10/24/2008          1,898,193
     44,072,009   JPMORGAN CHASE SECURITIES CORPORATION REPURCHASE
                  AGREEMENT - 102% COLLATERALIZED (MATURITY VALUE $44,091,658)               5.35     10/01/2007         44,072,009
      6,002,912   K2 (USA) LLC                                                               6.11     10/05/2007          5,999,430
      4,369,208   KESTREL FUNDING US LLC+/-++                                                5.10     02/25/2008          4,365,188
        759,862   KESTREL FUNDING US LLC+/-                                                  5.15     04/25/2008            759,862
      1,139,793   KESTREL FUNDING US LLC                                                     5.88     10/09/2007          1,138,460
      3,039,449   LIBERTY STREET FUNDING CORPORATION                                         5.28     10/01/2007          3,039,449
      3,799,311   LINKS FINANCE LLC+/-++                                                     5.32     08/15/2008          3,793,536
      5,091,077   LIQUID FUNDING LIMITED+/-++                                                5.34     11/13/2007          5,091,077
      5,622,980   LIQUID FUNDING LIMITED+/-++                                                5.70     06/11/2008          5,627,591
      1,603,309   METLIFE GLOBAL FUNDING I+/-++                                              5.43     10/05/2007          1,603,309
     24,810,318   MORGAN STANLEY REPURCHASE AGREEMENT - 102% COLLATERALIZED
                  (MATURITY VALUE $24,821,338)                                               5.33     10/01/2007         24,810,318
        351,436   MORGAN STANLEY SERIES EXL+/-                                               5.83     10/14/2008            351,067
      6,669,691   NORTH SEA FUNDING LLC                                                      5.36     10/15/2007          6,656,084
      3,799,311   NORTH SEA FUNDING LLC++                                                    5.45     10/03/2007          3,798,209
      3,799,311   NORTHERN ROCK PLC+/-++SS.                                                  5.78     11/04/2008          3,783,392
      1,017,304   PERRY GLOBAL FUNDING LLC SERIES A                                          5.59     10/11/2007          1,015,818
      2,165,607   PREMIUM ASSET TRUST+/-++                                                   5.33     12/21/2007          2,166,062
      1,899,656   PREMIUM ASSET TRUST SERIES 06-B++                                          5.50     12/16/2007          1,899,656
      1,443,738   PYXIS MASTER TRUST SERIES 2007-3+/-++                                      5.51     11/27/2007          1,443,738

160 Wells Fargo Advantage Master Portfolios

                                    Portfolio of Investments--September 30, 2007


LARGE COMPANY GROWTH PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL         SECURITY NAME                                                     INTEREST RATE   MATURITY DATE         VALUE
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$       307,364   RACERS TRUST SERIES 2004-6-MM+/-++                                         5.19%    03/24/2008    $       307,001
      6,078,898   REGENCY MARKETS #1 LLC++                                                   5.21     10/12/2007          6,069,171
      2,887,476   REGENCY MARKETS #1 LLC++                                                   5.25     10/04/2007          2,886,206
      1,519,724   ROYAL BANK OF SCOTLAND GROUP PLC                                           5.55     10/05/2007          1,519,755
      5,395,022   SCALDIS CAPITAL LIMITED++                                                  5.26     10/04/2007          5,392,648
      5,243,049   SCALDIS CAPITAL LIMITED                                                    5.29     10/22/2007          5,227,006
      4,939,104   SEDNA FINANCE INCORPORATED                                                 5.38     10/09/2007          4,933,326
      2,735,504   SEDNA FINANCE INCORPORATED+/-++                                            5.79     04/10/2008          2,733,753
      1,139,793   SHEFFIELD RECEIVABLES CORPORATION++                                        5.25     10/05/2007          1,139,132
      1,937,649   SHIPROCK FINANCE SERIES 2007-4A+/-++                                       5.82     04/11/2008          1,937,649
      1,481,731   SKANDINAVISKA ENSKILDA BANKEN AB (NEW YORK)+/-                             5.11     02/29/2008          1,481,481
      1,899,656   SKANDINAVISKA ENSKILDA BANKEN AB (NEW YORK)+/-                             5.70     02/04/2008          1,901,270
      1,519,724   SLM CORPORATION+/-++                                                       5.81     05/12/2008          1,506,396
      2,355,573   STANFIELD VICTORIA FUNDING LLC+/-++                                        5.36     04/03/2008          2,354,748
      3,799,311   STANFIELD VICTORIA FUNDING LLC+/-++                                        5.57     02/15/2008          3,799,691
      3,799,311   TANGO FINANCE CORPORATION                                                  5.37     10/04/2007          3,797,639
      4,635,160   THAMES ASSET GLOBAL SECURITIZATION #1 INCORPORATED++                       5.30     10/15/2007          4,625,704
        455,917   THAMES ASSET GLOBAL SECURITIZATION #1 INCORPORATED                         5.31     10/17/2007            454,855
        439,276   THE TRAVELERS INSURANCE COMPANY+/-                                         5.89     02/08/2008            439,268
      1,584,465   THUNDER BAY FUNDING INCORPORATED                                           5.32     10/25/2007          1,578,919
      3,717,398   THUNDER BAY FUNDING INCORPORATED++                                         5.33     10/02/2007          3,716,840
        607,890   TULIP FUNDING CORPORATION++                                                5.25     10/04/2007            607,622
      3,039,449   TULIP FUNDING CORPORATION                                                  5.27     10/26/2007          3,028,355
      1,899,656   UNICREDITO ITALIANO BANK (IRELAND) SERIES EXL+/-++                         5.77     10/08/2008          1,896,122
      1,899,656   UNICREDITO ITALIANO BANK (IRELAND) SERIES LIB+/-++                         5.84     10/08/2008          1,896,179
        759,862   VERSAILLES CDS LLC++                                                       5.24     10/03/2007            759,642
      3,039,449   VERSAILLES CDS LLC                                                         5.39     10/16/2007          3,032,792
      3,799,311   VERSAILLES CDS LLC                                                         5.40     10/23/2007          3,787,115
      3,267,408   VICTORIA FINANCE LLC+/-++                                                  5.32     07/28/2008          3,260,775
      1,899,656   VICTORIA FINANCE LLC+/-++                                                  5.34     08/07/2008          1,899,656
      3,799,311   WHITE PINE FINANCE LLC+/-++                                                5.46     02/22/2008          3,799,691
      1,519,724   ZELA FINANCE CORPORATION                                                   5.32     10/26/2007          1,514,180

                                                                                                                        391,470,758
                                                                                                                    ---------------

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $409,483,754)                                                             409,483,754
                                                                                                                    ---------------

SHARES
SHORT-TERM INVESTMENTS: 0.99%
     27,238,094   WELLS FARGO ADVANTAGE MONEY MARKET TRUST~+++                                                           27,238,094

TOTAL SHORT-TERM INVESTMENTS (COST $27,238,094)                                                                          27,238,094
                                                                                                                    ---------------

TOTAL INVESTMENTS IN SECURITIES
(COST $2,375,590,524)*                                                      114.87%                                 $ 3,169,403,211

OTHER ASSETS AND LIABILITIES, NET                                           (14.87)                                    (410,302,070)
                                                                            ------                                  ---------------
TOTAL NET ASSETS                                                            100.00%                                 $ 2,759,101,141
                                                                            ------                                  ---------------

Portfolio of Investments--September 30, 2007

                                     Wells Fargo Advantage Master Portfolios 161


LARGE COMPANY GROWTH PORTFOLIO
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
+     Non-income earning securities.

<<    All or a portion of this security is on loan. (See Note 2)

+/-   Variable rate investments.

++ Securities that may be resold to "qualified institutional buyers" under rule 144A or securities offered pursuant to section 4(2) of the Securities Act of 1933, as amended.

^^ This security is currently in default with regards to scheduled interest or principal payments.

SS. These securities are subject to a demand feature which reduces the effective maturity.

~ This Wells Fargo Advantage Fund invests cash balances that it retains for liquidity purposes in a Wells Fargo Advantage Money Market Fund. The fund does not pay an investment advisory fee for such investments.

+++   Security of an affiliate of the fund with a cost of $27,238,094.

* Cost for federal income tax purposes is $2,427,793,788 and net unrealized appreciation (depreciation) consists of:

      Gross unrealized appreciation                 $ 828,787,064
      Gross unrealized depreciation                   (87,177,641)
                                                    -------------
      Net unrealized appreciation (depreciation)    $ 741,609,423

      The accompanying notes are an integral part of these financial statements.

162 Wells Fargo Advantage Master Portfolios

                                    Portfolio of Investments--September 30, 2007


SMALL CAP INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                           VALUE
COMMON STOCKS: 98.60%

AMUSEMENT & RECREATION SERVICES: 0.26%
         16,242   MULTIMEDIA GAMES INCORPORATED<<+                                                                  $       138,382
         28,891   WMS INDUSTRIES INCORPORATED+                                                                              956,292

                                                                                                                          1,094,674
                                                                                                                    ---------------
APPAREL & ACCESSORY STORES: 1.12%
         10,315   ASHWORTH INCORPORATED+                                                                                     63,437
         17,838   CHARLOTTE RUSSE HOLDING INCORPORATED<<+                                                                   261,148
         16,417   CHILDREN'S PLACE RETAIL STORES INCORPORATED+                                                              398,605
         25,512   CHRISTOPHER & BANKS CORPORATION                                                                           309,205
         32,997   DRESS BARN INCORPORATED<<+                                                                                561,279
         29,897   FINISH LINE INCORPORATED CLASS A+                                                                         129,753
         31,236   HOT TOPIC INCORPORATED+                                                                                   233,021
         12,779   JOS. A. BANK CLOTHIERS INCORPORATED<<+                                                                    427,074
         29,132   STAGE STORES INCORPORATED                                                                                 531,076
         22,893   THE CATO CORPORATION CLASS A<<                                                                            467,933
         21,668   TWEEN BRANDS INCORPORATED<<+                                                                              711,577
         12,516   ZUMIEZ INCORPORATED+                                                                                      555,335

                                                                                                                          4,649,443
                                                                                                                    ---------------
APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS: 0.83%
         21,333   GYMBOREE CORPORATION+                                                                                     751,775
         18,219   KELLWOOD COMPANY                                                                                          310,634
         13,627   MAIDENFORM BRANDS INCORPORATED+                                                                           216,397
         86,539   QUIKSILVER INCORPORATED<<+                                                                              1,237,508
         22,841   SKECHERS U.S.A. INCORPORATED CLASS A+                                                                     504,786
         10,276   VOLCOM INCORPORATED<<+                                                                                    436,936

                                                                                                                          3,458,036
                                                                                                                    ---------------
AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS: 0.22%
         11,248   LITHIA MOTORS INCORPORATED CLASS A                                                                        191,891
         13,233   MARINEMAX INCORPORATED<<+                                                                                 192,672
         21,817   SONIC AUTOMOTIVE INCORPORATED                                                                             522,299

                                                                                                                            906,862
                                                                                                                    ---------------
AUTOMOTIVE REPAIR, SERVICES & PARKING: 0.05%
         10,302   MIDAS INCORPORATED+                                                                                       194,399
                                                                                                                    ---------------
BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS: 0.09%
          8,694   M/I HOMES INCORPORATED<<                                                                                  120,760
         45,632   STANDARD-PACIFIC CORPORATION<<+                                                                           250,520

                                                                                                                            371,280
                                                                                                                    ---------------
BUSINESS SERVICES: 8.31%
         38,121   AARON RENTS INCORPORATED<<                                                                                850,098
         30,916   ABM INDUSTRIES INCORPORATED                                                                               617,702
         16,716   ADMINISTAFF INCORPORATED<<                                                                                606,791
         39,474   ALLSCRIPTS HEALTHCARE SOLUTIONS INCORPORATED<<+                                                         1,066,982
         21,801   AMN HEALTHCARE SERVICES INCORPORATED+                                                                     408,333
         11,207   ANSOFT CORPORATION+                                                                                       369,607
         54,707   ANSYS INCORPORATED<<+                                                                                   1,869,338
         20,994   ARBITRON INCORPORATED                                                                                     951,868
          9,066   BANKRATE INCORPORATED<<+                                                                                  418,124
         31,012   BLACKBAUD INCORPORATED<<                                                                                  782,743

Portfolio of Investments--September 30, 2007

                                     Wells Fargo Advantage Master Portfolios 163


SMALL CAP INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES         SECURITY NAME                                                                                              VALUE
BUSINESS SERVICES (continued)
         11,385   BLUE COAT SYSTEMS INCORPORATED<<+                                                                 $       896,683
         38,012   BRADY CORPORATION CLASS A                                                                               1,363,871
         18,451   BRIGHT HORIZONS FAMILY SOLUTIONS INCORPORATED+                                                            790,441
         21,105   CACI INTERNATIONAL INCORPORATED CLASS A<<+                                                              1,078,254
         19,173   CAPTARIS INCORPORATED+                                                                                    101,425
         38,375   CIBER INCORPORATED+                                                                                       299,709
         30,427   COGNEX CORPORATION                                                                                        540,384
         30,144   CONCUR TECHNOLOGIES INCORPORATED<<+                                                                       950,139
         22,473   CYBERSOURCE CORPORATION<<+                                                                                262,709
         41,057   EPICOR SOFTWARE CORPORATION+                                                                              565,355
         30,262   FACTSET RESEARCH SYSTEMS INCORPORATED                                                                   2,074,460
         16,333   GERBER SCIENTIFIC INCORPORATED+                                                                           177,213
         16,421   GEVITY HR INCORPORATED<<                                                                                  168,315
         29,251   HEALTHCARE SERVICES GROUP<<                                                                               592,918
         12,783   HEIDRICK & STRUGGLES INTERNATIONAL INCORPORATED                                                           465,940
         61,220   INFORMATICA CORPORATION+                                                                                  961,154
         23,341   INFOSPACE INCORPORATED+                                                                                   409,868
         18,405   JDA SOFTWARE GROUP INCORPORATED+                                                                          380,247
         32,714   LABOR READY INCORPORATED<<+                                                                               605,536
         13,250   LOJACK CORPORATION+                                                                                       251,220
         18,287   MANHATTAN ASSOCIATES INCORPORATED<<+                                                                      501,247
         22,666   MIVA INCORPORATED+                                                                                        106,984
         32,650   NAPSTER INCORPORATED+                                                                                     106,766
         14,222   NEOWARE INCORPORATED+                                                                                     230,681
         18,798   NETWORK EQUIPMENT TECHNOLOGY INCORPORATED+                                                                272,571
         23,937   OMNICELL INCORPORATED+                                                                                    683,162
         24,799   ON ASSIGNMENT INCORPORATED+                                                                               231,623
         15,830   PCTEL INCORPORATED+                                                                                       120,150
         20,973   PERFICIENT INCORPORATED+                                                                                  458,680
         29,607   PHASE FORWARD INCORPORATED+                                                                               592,436
         18,815   PHOENIX TECHNOLOGIES LIMITED+                                                                             201,509
         11,244   PORTFOLIO RECOVERY ASSOCIATES INCORPORATED<<+                                                             596,719
         29,311   PROGRESS SOFTWARE CORPORATION+                                                                            888,123
         12,266   QUALITY SYSTEMS INCORPORATED<<                                                                            449,304
         18,473   RADIANT SYSTEMS INCORPORATED+                                                                             292,428
         15,509   RADISYS CORPORATION+                                                                                      193,087
         40,454   SECURE COMPUTING CORPORATION<<+                                                                           393,617
          9,247   SI INTERNATIONAL INCORPORATED<<+                                                                          264,187
         21,110   SMITH MICRO SOFTWARE INCORPORATED<<+                                                                      339,027
         39,529   SPHERION CORPORATION+                                                                                     326,510
         13,410   SPSS INCORPORATED+                                                                                        551,687
          7,979   STARTEK INCORPORATED<<                                                                                     80,827
         14,702   STRATASYS INCORPORATED<<+                                                                                 405,187
         22,968   SYKES ENTERPRISES INCORPORATED+                                                                           381,498
         11,672   SYNNEX CORPORATION+                                                                                       239,976
         52,100   TAKE-TWO INTERACTIVE SOFTWARE INCORPORATED<<+                                                             889,868
         19,477   THE KNOT INCORPORATED<<+                                                                                  414,081
         46,920   THQ INCORPORATED<<+                                                                                     1,172,062
         20,321   TRADESTATION GROUP INCORPORATED+                                                                          237,146
         47,489   UNITED ONLINE INCORPORATED                                                                                712,810
         14,792   VIAD CORPORATION<<                                                                                        532,512
          9,628   VOLT INFORMATION SCIENCE INCORPORATED+                                                                    169,838
         31,624   WEBSENSE INCORPORATED<<+                                                                                  623,942

                                                                                                                         34,537,672
                                                                                                                    ---------------

164 Wells Fargo Advantage Master Portfolios

                                    Portfolio of Investments--September 30, 2007


SMALL CAP INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES           SECURITY NAME                                                                                            VALUE
CASINO & GAMING: 0.28%
         42,061   PINNACLE ENTERTAINMENT INCORPORATED<<+                                                            $     1,145,321
                                                                                                                    ---------------
CHEMICALS & ALLIED PRODUCTS: 3.92%
         30,703   ALPHARMA INCORPORATED CLASS A<<+                                                                          655,816
         17,252   ARCH CHEMICALS INCORPORATED                                                                               808,774
         24,257   ARQULE INCORPORATED+                                                                                      172,952
          9,542   BRADLEY PHARMACEUTICALS INCORPORATED+                                                                     173,664
         20,033   CAMBREX CORPORATION                                                                                       218,159
         13,468   CHATTEM INCORPORATED<<+                                                                                   949,763
         24,203   GEORGIA GULF CORPORATION<<                                                                                336,422
         42,763   HB FULLER COMPANY<<                                                                                     1,269,206
         21,820   IDEXX LABORATORIES INCORPORATED+                                                                        2,391,254
         48,641   IMMUCOR INCORPORATED<<+                                                                                 1,738,916
         10,985   MANNATECH INCORPORATED<<                                                                                   88,979
         22,721   MARTEK BIOSCIENCES CORPORATION<<+                                                                         659,591
         56,292   MGI PHARMA INCORPORATED<<+                                                                              1,563,792
         17,487   NOVEN PHARMACEUTICALS INCORPORATED+                                                                       278,568
         21,132   OM GROUP INCORPORATED<<+                                                                                1,115,981
         29,649   OMNOVA SOLUTIONS INCORPORATED+                                                                            171,371
         19,448   PAREXEL INTERNATIONAL CORPORATION<<+                                                                      802,619
          6,337   PENFORD CORPORATION                                                                                       238,905
         21,400   PHARMERICA CORPORATION<<+                                                                                 319,288
         65,467   POLYONE CORPORATION+                                                                                      489,038
          7,111   QUAKER CHEMICAL CORPORATION                                                                               167,251
         24,809   SCIELE PHARMA INCORPORATED<<+                                                                             645,530
         10,606   SURMODICS INCORPORATED<<+                                                                                 519,800
         29,152   TRONOX INCORPORATED CLASS B                                                                               263,243
          5,951   USANA HEALTH SCIENCES INCORPORATED<<+                                                                     260,356

                                                                                                                         16,299,238
                                                                                                                    ---------------
COAL MINING: 0.58%
         57,111   MASSEY ENERGY COMPANY                                                                                   1,246,162
         26,660   PENN VIRGINIA CORPORATION                                                                               1,172,507

                                                                                                                          2,418,669
                                                                                                                    ---------------
COMMUNICATIONS: 1.38%
         22,019   ANIXTER INTERNATIONAL INCORPORATED<<+                                                                   1,815,467
         12,936   AUDIOVOX CORPORATION CLASS A+                                                                             133,111
         35,963   BRIGHTPOINT INCORPORATED+                                                                                 539,808
         32,126   GENERAL COMMUNICATION INCORPORATED CLASS A+                                                               390,010
         34,867   J2 GLOBAL COMMUNICATIONS INCORPORATED<<+                                                                1,141,197
         46,426   LIVE NATION INCORPORATED<<+                                                                               986,553
         22,702   NOVATEL WIRELESS INCORPORATED<<+                                                                          514,200
         57,043   RADIO ONE INCORPORATED CLASS D+                                                                           212,770

                                                                                                                          5,733,116
                                                                                                                    ---------------
COMPUTERS-INTERGRATED SYSTEMS: 0.08%
         18,792   AGILYSYS INCORPORATED                                                                                     317,585
                                                                                                                    ---------------
CONSTRUCTION SPECIAL TRADE CONTRACTORS: 1.03%
         54,081   CHAMPION ENTERPRISES INCORPORATED<<+                                                                      593,809
         16,829   CHEMED CORPORATION                                                                                      1,046,091
         12,704   DREW INDUSTRIES INCORPORATED<<+                                                                           516,799
         45,330   EMCOR GROUP INCORPORATED<<+                                                                             1,421,549

Portfolio of Investments--September 30, 2007

                                     Wells Fargo Advantage Master Portfolios 165


SMALL CAP INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES          SECURITY NAME                                                                                            VALUE
CONSTRUCTION SPECIAL TRADE CONTRACTORS (Continued)
       19,209   INSITUFORM TECHNOLOGIES INCORPORATED CLASS A<<+                                                     $       292,553
       18,711   MATRIX SERVICE COMPANY+                                                                                     391,995

                                                                                                                          4,262,796
                                                                                                                    ---------------
DEPOSITORY INSTITUTIONS: 6.82%
       11,902   ALABAMA NATIONAL BANCORPORATION                                                                             927,404
       12,466   ANCHOR BANCORP WISCONSIN INCORPORATED                                                                       336,582
       38,839   BANK MUTUAL CORPORATION                                                                                     457,912
       30,248   BANKATLANTIC BANCORP INCORPORATED CLASS A                                                                   262,250
       21,911   BANKUNITED FINANCIAL CORPORATION CLASS A<<                                                                  340,497
       26,234   BOSTON PRIVATE FINANCIAL HOLDINGS INCORPORATED<<                                                            730,355
       41,928   BROOKLINE BANCORP INCORPORATED<<                                                                            485,946
       20,039   CASCADE BANCORP<<                                                                                           446,068
       21,424   CENTRAL PACIFIC FINANCIAL CORPORATION                                                                       625,581
       32,739   CHITTENDEN CORPORATION                                                                                    1,151,096
       20,972   COMMUNITY BANK SYSTEM INCORPORATED<<                                                                        409,373
       23,179   CORUS BANKSHARES INCORPORATED<<                                                                             301,791
       18,359   DIME COMMUNITY BANCSHARES                                                                                   274,834
       13,720   DOWNEY FINANCIAL CORPORATION<<                                                                              793,016
       44,226   EAST WEST BANCORP INCORPORATED                                                                            1,590,367
       53,376   FIRST BANCORP PUERTO RICO<<                                                                                 507,072
       45,175   FIRST COMMONWEALTH FINANCIAL CORPORATION<<                                                                  499,636
       22,436   FIRST FINANCIAL BANCORP                                                                                     286,732
        9,070   FIRST INDIANA CORPORATION                                                                                   284,072
       34,828   FIRST MIDWEST BANCORP INCORPORATED                                                                        1,189,724
       10,270   FIRSTFED FINANCIAL CORPORATION<<+                                                                           508,879
       25,867   FLAGSTAR BANCORP INCORPORATED                                                                               251,686
       17,858   FRANKLIN BANK CORPORATION<<+                                                                                164,294
       27,263   FRONTIER FINANCIAL CORPORATION<<                                                                            636,046
       37,665   GLACIER BANCORP INCORPORATED<<                                                                              848,216
       28,343   HANMI FINANCIAL CORPORATION                                                                                 439,033
       14,016   INDEPENDENT BANK CORPORATION                                                                                154,877
       13,141   IRWIN FINANCIAL CORPORATION                                                                                 144,814
       17,089   JPMORGAN CHASE & COMPANY+                                                                                   239,417
       15,320   NARA BANK NATIONAL ASSOCIATION                                                                              239,298
       13,052   PRIVATEBANCORP INCORPORATED<<                                                                               454,732
       26,821   PROSPERITY BANCSHARES INCORPORATED                                                                          889,384
       22,706   PROVIDENT BANKSHARES CORPORATION<<                                                                          711,379
       20,879   SIGNATURE BANK+                                                                                             735,567
       52,020   SOUTH FINANCIAL GROUP INCORPORATED                                                                        1,182,935
       12,678   STERLING BANCORPORATION (NEW YORK)                                                                          177,492
       51,409   STERLING BANCSHARES INCORPORATED (TEXAS)                                                                    586,577
       36,120   STERLING FINANCIAL CORPORATION                                                                              971,989
       36,733   SUSQUEHANNA BANCSHARES INCORPORATED<<                                                                       738,333
       52,787   TRUSTCO BANK CORPORATION NEW YORK SHARES<<                                                                  576,962
       73,002   UCBH HOLDINGS INCORPORATED                                                                                1,276,075
       43,147   UMPQUA HOLDINGS CORPORATION                                                                                 863,371
       26,993   UNITED BANKSHARES INCORPORATED                                                                              821,667
       28,834   UNITED COMMUNITY BANKS INCORPORATED<<                                                                       707,010
       47,477   WHITNEY HOLDING CORPORATION                                                                               1,252,443
       12,401   WILSHIRE BANCORP INCORPORATED                                                                               136,039
       17,003   WINTRUST FINANCIAL CORPORATION                                                                              725,858

                                                                                                                         28,334,681
                                                                                                                    ---------------

166 Wells Fargo Advantage Master Portfolios

                                    Portfolio of Investments--September 30, 2007


SMALL CAP INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES          SECURITY NAME                                                                                            VALUE
DURABLE GOODS - CONSUMER: 0.07%
       15,959   STURM, RUGER & COMPANY INCORPORATED<<+                                                              $       285,826
                                                                                                                    ---------------
EATING & DRINKING PLACES: 2.19%
       20,522   CALIFORNIA PIZZA KITCHEN INCORPORATED+                                                                      360,572
       22,671   CEC ENTERTAINMENT INCORPORATED+                                                                             609,170
       44,433   CKE RESTAURANTS INCORPORATED<<                                                                              720,259
       10,439   IHOP CORPORATION<<                                                                                          661,102
       22,110   JACK IN THE BOX INCORPORATED+                                                                             1,433,612
       10,485   LANDRY'S RESTAURANTS INCORPORATED<<                                                                         277,433
       16,806   O'CHARLEYS INCORPORATED                                                                                     254,779
       18,159   P.F. CHANG'S CHINA BISTRO INCORPORATED<<+                                                                   537,506
       15,134   PAPA JOHNS INTERNATIONAL INCORPORATED+                                                                      369,875
       21,537   RARE HOSPITALITY INTERNATIONAL INCORPORATED+                                                                820,775
       11,797   RED ROBIN GOURMET BURGERS INCORPORATED<<+                                                                   506,091
       13,383   RUTH'S CHRIS STEAK HOUSE INCORPORATED<<+                                                                    190,708
       44,242   SONIC CORPORATION<<+                                                                                      1,035,263
       20,033   STEAK N SHAKE COMPANY<<+                                                                                    300,695
       37,870   TEXAS ROADHOUSE INCORPORATED CLASS A+                                                                       443,079
       44,387   TRIARC COMPANIES INCORPORATED CLASS B                                                                       555,281

                                                                                                                          9,076,200
                                                                                                                    ---------------
EDUCATIONAL SERVICES: 0.07%
       16,495   UNIVERSAL TECHNICAL INSTITUTE INCORPORATED<<+                                                               296,910
                                                                                                                    ---------------
ELECTRIC, GAS & SANITARY SERVICES: 5.25%
       18,147   ALLETE INCORPORATED                                                                                         812,260
       12,005   AMERICAN STATES WATER COMPANY<<                                                                             468,195
       62,741   ATMOS ENERGY CORPORATION                                                                                  1,776,825
       37,174   AVISTA CORPORATION                                                                                          756,491
        7,174   CENTRAL VERMONT PUBLIC SERVICE                                                                              262,138
        9,538   CH ENERGY GROUP INCORPORATED<<                                                                              455,916
       42,163   CLECO CORPORATION                                                                                         1,065,459
       32,282   EL PASO ELECTRIC COMPANY+                                                                                   746,683
       50,487   ENERGEN CORPORATION                                                                                       2,883,817
       15,223   LACLEDE GROUP INCORPORATED                                                                                  491,398
       19,747   NEW JERSEY RESOURCES                                                                                        979,254
       18,703   NORTHWEST NATURAL GAS COMPANY                                                                               854,727
       52,120   PIEDMONT NATURAL GAS COMPANY<<                                                                            1,307,691
       20,767   SOUTH JERSEY INDUSTRIES INCORPORATED                                                                        722,692
       84,457   SOUTHERN UNION COMPANY                                                                                    2,627,447
       29,841   SOUTHWEST GAS CORPORATION                                                                                   844,202
       75,009   UGI CORPORATION                                                                                           1,948,734
       17,704   UIL HOLDINGS CORPORATION                                                                                    557,676
       24,852   UNISOURCE ENERGY CORPORATION<<                                                                              742,826
       47,876   WASTE CONNECTIONS INCORPORATED<<+                                                                         1,520,542

                                                                                                                         21,824,973
                                                                                                                    ---------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT: 8.16%
       18,330   ACTEL CORPORATION+                                                                                          196,681
       30,713   ACUITY BRANDS INCORPORATED<<                                                                              1,550,392
       83,680   ADAPTEC INCORPORATED+                                                                                       319,658
       25,149   ADVANCED ENERGY INDUSTRIES INCORPORATED+                                                                    379,750
       45,752   AMIS HOLDINGS INCORPORATED+                                                                                 444,252
       15,585   AO SMITH CORPORATION                                                                                        683,870
        8,699   APPLIED SIGNAL TECHNOLOGY INCORPORATED                                                                      117,610

Portfolio of Investments--September 30, 2007

                                     Wells Fargo Advantage Master Portfolios 167


SMALL CAP INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES          SECURITY NAME                                                                                            VALUE
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT (Continued)
       77,428   ARRIS GROUP INCORPORATED<<+                                                                         $       956,236
       24,172   ATMI INCORPORATED+                                                                                          719,117
       32,275   BALDOR ELECTRIC COMPANY<<                                                                                 1,289,386
        8,368   BEL FUSE INCORPORATED CLASS B                                                                               290,035
       50,756   BENCHMARK ELECTRONICS INCORPORATED<<+                                                                     1,211,546
       18,061   C&D TECHNOLOGIES INCORPORATED<<+                                                                             89,944
       35,386   C-COR INCORPORATED+                                                                                         406,585
        6,624   CATAPULT COMMUNICATIONS CORPORATION+                                                                         50,607
       19,210   CERADYNE INCORPORATED<<+                                                                                  1,454,965
       27,706   CHECKPOINT SYSTEMS INCORPORATED+                                                                            731,161
       16,333   COMTECH TELECOMMUNICATIONS CORPORATION+                                                                     873,652
       25,239   CTS CORPORATION                                                                                             325,583
       10,905   CUBIC CORPORATION                                                                                           459,864
       22,485   CYMER INCORPORATED+                                                                                         863,199
       21,796   DIODES INCORPORATED<<+                                                                                      699,652
       13,153   DIONEX CORPORATION+                                                                                       1,045,137
       23,395   DITECH NETWORKS INCORPORATED+                                                                               123,292
       20,034   DSP GROUP INCORPORATED+                                                                                     317,138
       19,829   ELECTRO SCIENTIFIC INDUSTRIES INCORPORATED+                                                                 475,103
       34,511   EXAR CORPORATION<<+                                                                                         450,714
       15,807   GREATBATCH INCORPORATED+                                                                                    420,308
       55,790   HARMONIC INCORPORATED<<+                                                                                    591,932
       18,341   HUTCHINSON TECHNOLOGY INCORPORATED<<+                                                                       451,189
       15,730   LITTELFUSE INCORPORATED+                                                                                    561,404
       21,243   MAGNETEK INCORPORATED+                                                                                      101,966
       15,944   MERCURY COMPUTER SYSTEMS INCORPORATED+                                                                      163,904
       26,780   METHODE ELECTRONICS INCORPORATED                                                                            403,039
       53,663   MICROSEMI CORPORATION<<                                                                                   1,496,124
       29,871   MOOG INCORPORATED CLASS A<<+                                                                              1,312,510
        3,319   NATIONAL PRESTO INDUSTRIES INCORPORATED                                                                     175,907
       14,303   PARK ELECTROCHEMICAL CORPORATION                                                                            480,295
       18,307   PERICOM SEMICONDUCTOR+                                                                                      214,558
       29,444   PHOTRONICS INCORPORATED+                                                                                    335,956
       32,619   PLEXUS CORPORATION+                                                                                         893,761
       21,937   REGAL-BELOIT CORPORATION                                                                                  1,050,563
       12,483   ROGERS CORPORATION<<+                                                                                       514,175
      112,885   SKYWORKS SOLUTIONS INCORPORATED<<                                                                         1,020,480
       16,308   STANDARD MICROSYSTEMS CORPORATION<<+                                                                        626,553
        9,706   SUPERTEX INCORPORATED<<+                                                                                    387,075
       32,662   SYMMETRICOM INCORPORATED+                                                                                   153,511
       18,463   SYNAPTICS INCORPORATED+                                                                                     881,793
       28,769   TECHNITROL INCORPORATED                                                                                     775,325
        9,332   TOLLGRADE COMMUNICATIONS INCORPORATED+                                                                       94,440
       29,736   TTM TECHNOLOGIES INCORPORATED+                                                                              344,046
       10,079   UNIVERSAL ELECTRONICS INCORPORATED+                                                                         327,568
       53,815   VARIAN SEMICONDUCTOR EQUIPMENT ASSOCIATES INCORPORATED<<+                                                 2,880,179
       18,202   VIASAT INCORPORATED+                                                                                        561,168
       13,454   VICOR CORPORATION                                                                                           163,062

                                                                                                                         33,907,920
                                                                                                                    ---------------
ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES: 1.75%
        9,493   CDI CORPORATION                                                                                             264,665
       21,409   LIFECELL CORPORATION<<+                                                                                     804,336
       15,602   MAXMUS INCORPORATED                                                                                         679,935
       13,132   PHARMANET DEVELOPMENT GROUP INCORPORATED+                                                                   381,222

168 Wells Fargo Advantage Master Portfolios

                                    Portfolio of Investments--September 30, 2007


SMALL CAP INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES          SECURITY NAME                                                                                            VALUE
ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES (Continued)
       46,483   REGENERON PHARMACEUTICAL INCORPORATED+                                                              $       827,397
       41,064   TETRA TECH INCORPORATED+                                                                                    867,272
       37,545   URS CORPORATION<<+                                                                                        2,119,415
       29,713   WATSON WYATT & COMPANY HOLDINGS                                                                           1,335,302

                                                                                                                          7,279,544
                                                                                                                    ---------------
FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT: 2.31%
       48,349   APTARGROUP INCORPORATED                                                                                   1,830,977
       18,501   GRIFFON CORPORATION<<+                                                                                      279,365
        7,676   GULF ISLAND FABRICATION INCORPORATED                                                                        294,682
        8,938   MATERIAL SCIENCES CORPORATION+                                                                               94,922
       25,597   MOBILE MINI INCORPORATED<<+                                                                                 618,424
       14,126   NCI BUILDING SYSTEMS INCORPORATED<<+                                                                        610,384
       56,828   SHAW GROUP INCORPORATED+                                                                                  3,301,707
       26,255   SIMPSON MANUFACTURING COMPANY INCORPORATED                                                                  836,222
       12,159   VALMONT INDUSTRIES INCORPORATED                                                                           1,031,691
       22,049   WATTS WATER TECHNOLOGIES INCORPORATED<<                                                                     676,904

                                                                                                                          9,575,278
                                                                                                                    ---------------
FINANCE COMPANIES: 0.02%
       18,891   REWARDS NETWORK INCORPORATED+                                                                                91,621
                                                                                                                    ---------------
FOOD & KINDRED PRODUCTS: 1.90%
        7,164   BOSTON BEER COMPANY INCORPORATED                                                                            348,600
       52,301   CORN PRODUCTS INTERNATIONAL INCORPORATED                                                                  2,399,047
       54,660   FLOWERS FOODS INCORPORATED<<                                                                              1,191,588
        9,849   J & J SNACK FOODS CORPORATION                                                                               342,942
       21,885   LANCE INCORPORATED                                                                                          503,793
        8,716   PEET'S COFFEE & TEA INCORPORATED<<+                                                                         243,264
       18,255   RALCORP HOLDINGS INCORPORATED<<+                                                                          1,018,994
       10,766   SANDERSON FARMS INCORPORATED                                                                                448,619
       21,956   TREEHOUSE FOODS INCORPORATED+                                                                               593,910
       30,128   UNITED NATURAL FOODS INCORPORATED<<+                                                                        820,084

                                                                                                                          7,910,841
                                                                                                                    ---------------
FOOD STORES: 0.32%
       13,823   GREAT ATLANTIC & PACIFIC TEA COMPANY INCORPORATED<<+                                                        421,049
       22,554   PANERA BREAD COMPANY<<+                                                                                     920,203

                                                                                                                          1,341,252
                                                                                                                    ---------------
FOOTWEAR: 1.17%
       57,384   CROCS INCORPORATED<<+                                                                                     3,859,074
        8,997   DECKERS OUTDOOR CORPORATION<<+                                                                              987,871

                                                                                                                          4,846,945
                                                                                                                    ---------------
FURNITURE & FIXTURES: 0.36%
        8,305   BASSETT FURNITURE INDUSTRIES INCORPORATED                                                                    86,206
       21,109   ETHAN ALLEN INTERIORS INCORPORATED                                                                          690,053
       36,440   LA-Z-BOY INCORPORATED<<                                                                                     268,927
       31,914   SELECT COMFORT CORPORATION<<+                                                                               445,200

                                                                                                                          1,490,386
                                                                                                                    ---------------

Portfolio of Investments--September 30, 2007

                                     Wells Fargo Advantage Master Portfolios 169


SMALL CAP INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES          SECURITY NAME                                                                                            VALUE
GENERAL MERCHANDISE STORES: 0.50%
       27,781   CABELA'S INCORPORTED<<+                                                                             $       657,021
       35,644   CASEY'S GENERAL STORES INCORPORATED                                                                         987,339
       28,271   FRED'S INCORPORATED                                                                                         297,694
       18,552   STEIN MART INCORPORATED                                                                                     141,181

                                                                                                                          2,083,235
                                                                                                                    ---------------
HEALTH SERVICES: 2.83%
       18,264   AMEDISYS INCORPORATED<<+                                                                                    701,703
       21,705   AMSURG CORPORATION<<+                                                                                       500,734
       22,513   CROSS COUNTRY HEALTHCARE INCORPORATED+                                                                      393,302
       17,404   CRYOLIFE INCORPORATED+                                                                                      164,468
       21,953   ENZO BIOCHEM INCORPORATED<<+                                                                                249,167
       19,658   GENTIVA HEALTH SERVICES INCORPORATED+                                                                       377,630
       24,875   HEALTHWAYS INCORPORATED<<+                                                                                1,342,504
       48,297   HOOPER HOLMES INCORPORATED+                                                                                 113,981
       22,694   INVENTIV HEALTH INCORPORATED<<+                                                                             994,451
       14,127   LCA-VISION INCORPORATED<<                                                                                   415,178
       10,135   LHC GROUP INCORPORATED<<+                                                                                   217,598
       14,999   MATRIA HEALTHCARE INCORPORATED+                                                                             392,374
        9,579   MEDCATH CORPORATION+                                                                                        263,039
       22,197   NAUTILUS GROUP INCORPORATED<<                                                                               176,910
       23,218   ODYSSEY HEALTHCARE INCORPORATED+                                                                            223,125
       34,494   PEDIATRIX MEDICAL GROUP INCORPORATED+                                                                     2,256,597
       12,063   REHABCARE GROUP INCORPORATED+                                                                               212,188
       39,468   SIERRA HEALTH SERVICES INCORPORATED<<+                                                                    1,665,155
       31,521   SUNRISE SENIOR LIVING INCORPORATED<<+                                                                     1,114,898

                                                                                                                         11,775,002
                                                                                                                    ---------------
HOLDING & OTHER INVESTMENT OFFICES: 3.30%
        9,297   4KIDS ENTERTAINMENT INCORPORATED+                                                                           163,534
       22,636   ACADIA REALTY TRUST                                                                                         614,115
       33,039   COLONIAL PROPERTIES TRUST<<                                                                               1,133,238
       16,725   EASTGROUP PROPERTIES INCORPORATED<<                                                                         756,974
       18,765   ENTERTAINMENT PROPERTIES TRUST                                                                              953,262
       17,705   ESSEX PROPERTY TRUST INCORPORATED                                                                         2,081,577
       40,870   INLAND REAL ESTATE CORPORATION                                                                              633,076
       23,014   KILROY REALTY CORPORATION                                                                                 1,395,339
       20,345   KITE REALTY GROUP TRUST                                                                                     382,486
       14,471   LTC PROPERTIES INCORPORATED                                                                                 342,529
       34,887   MEDICAL PROPERTIES TRUST INCORPORATED<<                                                                     464,695
       17,953   MID-AMERICA APARTMENT COMMUNITIES INCORPORATED<<                                                            894,957
       47,210   NATIONAL RETAIL PROPERTIES INCORPORATED<<                                                                 1,150,980
       11,194   PARKWAY PROPERTIES INCORPORATED                                                                             494,103
       11,265   PS BUSINESS PARKS INCORPORATED                                                                              640,415
       15,184   SOVRAN SELF STORAGE INCORPORATED                                                                            696,035
       22,028   TANGER FACTORY OUTLET CENTERS INCORPORATED<<                                                                894,117

                                                                                                                         13,691,432
                                                                                                                    ---------------
HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES: 0.42%
       21,396   BELL MICROPRODUCTS INCORPORATED<<+                                                                          133,083
       15,542   COST PLUS INCORPORATED<<+                                                                                    62,479
       20,844   GUITAR CENTER INCORPORATED<<+                                                                             1,236,049
       15,970   HAVERTY FURNITURE COMPANIES INCORPORATED                                                                    140,057
       20,995   TUESDAY MORNING CORPORATION<<                                                                               188,745

                                                                                                                          1,760,413
                                                                                                                    ---------------

170 Wells Fargo Advantage Master Portfolios

                                    Portfolio of Investments--September 30, 2007


SMALL CAP INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES          SECURITY NAME                                                                                            VALUE
HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES: 0.14%
       15,202   MARCUS CORPORATION                                                                                  $       291,878
        9,943   MONARCH CASINO & RESORT INCORPORATED+                                                                       282,878

                                                                                                                            574,756
                                                                                                                    ---------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT: 5.65%
       14,247   A.S.V. INCORPORATED<<+                                                                                      199,885
       13,230   ASTEC INDUSTRIES INCORPORATED+                                                                              760,064
       71,862   AXCELIS TECHNOLOGIES INCORPORATED+                                                                          367,215
       12,333   BLACK BOX CORPORATION                                                                                       527,359
       34,977   BRIGGS & STRATTON CORPORATION<<                                                                             880,721
       49,528   BROOKS AUTOMATION INCORPORATED<<+                                                                           705,279
        6,729   CASCADE CORPORATION                                                                                         438,529
       19,064   DRIL-QUIP INCORPORATED+                                                                                     940,808
       15,156   ENPRO INDUSTRIES INCORPORATED+                                                                              615,334
       37,616   GARDNER DENVER INCORPORATED+                                                                              1,467,024
       15,158   INTEVAC INCORPORATED+                                                                                       230,402
       19,850   KAYDON CORPORATION<<                                                                                      1,032,002
       37,937   KULICKE & SOFFA INDUSTRIES INCORPORATED<<+                                                                  321,706
       47,623   LENNOX INTERNATIONAL INCORPORATED                                                                         1,609,657
        8,205   LINDSAY MANUFACTURING COMPANY<<                                                                             359,215
       10,516   LUFKIN INDUSTRIES INCORPORATED                                                                              578,590
       88,279   MANITOWOC COMPANY INCORPORATED                                                                            3,908,994
       28,673   MICROS SYSTEMS INCORPORATED<<+                                                                            1,865,752
       12,782   NATCO GROUP INCORPORATED<<+                                                                                 661,469
       24,639   NETGEAR INCORPORATED<<+                                                                                     749,518
       12,341   PLANAR SYSTEMS INCORPORATED+                                                                                 82,808
       12,034   ROBBINS & MYERS INCORPORATED                                                                                689,428
       18,199   SCANSOURCE INCORPORATED+                                                                                    511,574
       27,939   TORO COMPANY                                                                                              1,643,651
       16,403   ULTRATECH INCORPORATED+                                                                                     227,346
       17,325   WATSCO INCORPORATED<<                                                                                       804,400
       20,876   WOODWARD GOVERNOR COMPANY                                                                                 1,302,662

                                                                                                                         23,481,392
                                                                                                                    ---------------
INSURANCE AGENTS, BROKERS & SERVICE: 0.27%
       25,934   HILB, ROGAL & HAMILTON COMPANY                                                                            1,123,720
                                                                                                                    ---------------
INSURANCE CARRIERS: 3.17%
       36,892   AMERIGROUP CORPORATION<<+                                                                                 1,272,036
       30,725   CENTENE CORPORATION<<+                                                                                      660,895
       30,931   DELPHI FINANCIAL GROUP INCORPORATED CLASS A<<                                                             1,250,231
       47,667   FREMONT GENERAL CORPORATION<<+                                                                              185,901
       25,806   HEALTHEXTRAS INCORPORATED+                                                                                  718,181
       13,596   INFINITY PROPERTY & CASUALTY CORPORATION<<                                                                  546,831
       11,802   LANDAMERICA FINANCIAL GROUP INCORPORATED<<                                                                  460,042
       40,729   PHILADELPHIA CONSOLIDATED HOLDING CORPORATION+                                                            1,683,737
       15,171   PRESIDENTIAL LIFE CORPORATION                                                                               257,300
       23,457   PROASSURANCE CORPORATION+                                                                                 1,263,629
       13,880   RLI CORPORATION                                                                                             787,274
       11,424   SAFETY INSURANCE GROUP INCORPORATED                                                                         410,579
        5,813   SCPIE HOLDINGS INCORPORATED+                                                                                129,339
       37,628   SELECTIVE INSURANCE GROUP INCORPORATED                                                                      800,724
       12,863   STEWART INFORMATION SERVICES CORPORATION                                                                    440,815
       14,198   TOWER GROUP INCORPORATED                                                                                    371,704
        8,707   TRIAD GUARANTY INCORPORATED<<+                                                                              165,172

Portfolio of Investments--September 30, 2007

                                     Wells Fargo Advantage Master Portfolios 171


SMALL CAP INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES          SECURITY NAME                                                                                            VALUE
INSURANCE CARRIERS (Continued)
       15,572   UNITED FIRE & CASUALTY COMPANY<<                                                                    $       608,709
       26,075   ZENITH NATIONAL INSURANCE CORPORATION                                                                     1,170,507

                                                                                                                         13,183,606
                                                                                                                    ---------------
LEATHER & LEATHER PRODUCTS: 0.43%
       31,121   BROWN SHOE COMPANY INCORPORATED                                                                             603,747
       16,039   GENESCO INCORPORATED+                                                                                       739,879
       18,820   K-SWISS INCORPORATED                                                                                        431,166

                                                                                                                          1,774,792
                                                                                                                    ---------------
LEGAL SERVICES: 0.08%
        6,333   PRE-PAID LEGAL SERVICES INCORPORATED<<                                                                      351,228
                                                                                                                    ---------------
LUMBER & WOOD PRODUCTS, EXCEPT FURNITURE: 0.25%
       11,068   COACHMEN INDUSTRIES INCORPORATED+                                                                            74,156
        7,468   DELTIC TIMBER CORPORATION                                                                                   425,079
        4,782   SKYLINE CORPORATION                                                                                         143,843
       13,387   UNIVERSAL FOREST PRODUCTS                                                                                   400,271

                                                                                                                          1,043,349
                                                                                                                    ---------------
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS: 8.65%
       50,667   AMERICAN MEDICAL SYSTEMS HOLDINGS INCORPORATED<<+                                                           858,806
        9,849   ANALOGIC CORPORATION                                                                                        627,972
       19,325   ARTHROCARE CORPORATION<<+                                                                                 1,080,074
       16,808   BIOLASE TECHNOLOGY INCORPORATED<<+                                                                          114,967
       21,992   COHERENT INCORPORATED+                                                                                      705,503
       16,110   COHU INCORPORATED                                                                                           302,063
       19,824   CONMED CORPORATION+                                                                                         554,874
       31,513   COOPER COMPANIES INCORPORATED<<                                                                           1,651,911
       15,535   CYBERONICS INCORPORATED<<+                                                                                  216,558
        9,073   DATASCOPE CORPORATION                                                                                       306,758
       16,628   DJ ORTHOPEDICS INCORPORATED+                                                                                816,435
       11,969   EDO CORPORATION<<                                                                                           670,384
       18,158   ESTERLINE TECHNOLOGIES CORPORATION<<                                                                      1,035,914
       11,672   FARO TECHNOLOGIES INCORPORATED+                                                                             515,319
       25,462   FEI COMPANY<<+                                                                                              800,271
       46,648   FLIR SYSTEMS INCORPORATED<<+                                                                              2,583,833
       32,125   FOSSIL INCORPORATED<<+                                                                                    1,200,190
       18,659   HAEMONETICS CORPORATION<<+                                                                                  922,128
       37,891   HOLOGIC INCORPORATED<<+                                                                                   2,311,351
        9,055   ICU MEDICAL INCORPORATED+                                                                                   350,881
       12,932   INTEGRA LIFESCIENCES HOLDINGS<<+                                                                            628,237
       49,746   ION GEOPHYSICAL CORPORATION<<+                                                                              687,987
       21,341   ITRON INCORPORATED<<+                                                                                     1,986,207
        9,946   KEITHLEY INSTRUMENTS INCORPORATED                                                                           105,428
        8,406   KENSEY NASH CORPORATION+                                                                                    219,481
       47,764   KOPIN CORPORATION+                                                                                          181,981
       23,787   MENTOR CORPORATION<<                                                                                      1,095,391
       28,003   MERIDIAN DIAGNOSTICS INCORPORATED<<                                                                         849,051
       19,499   MERIT MEDICAL SYSTEMS INCORPORATED+                                                                         253,097
       35,629   MKS INSTRUMENTS INCORPORATED<<+                                                                             677,664
       12,584   MTS SYSTEMS CORPORATION                                                                                     523,494
       27,851   NEWPORT CORPORATION<<+                                                                                      424,171
       12,262   OSTEOTECH INCORPORATED+                                                                                      92,210
       12,933   PALOMAR MEDICAL TECHNOLOGIES INCORPORATED<<+                                                                368,461
       11,719   PHOTON DYNAMICS INCORPORATED<<+                                                                             106,057

172 Wells Fargo Advantage Master Portfolios

                                    Portfolio of Investments--September 30, 2007


SMALL CAP INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES          SECURITY NAME                                                                                            VALUE
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS (Continued)
       15,984   POLYMEDICA CORPORATION<<                                                                            $       839,480
       12,036   POSSIS MEDICAL INCORPORATED+                                                                                163,088
       51,910   RESPIRONICS INCORPORATED+                                                                                 2,493,237
       20,512   RUDOLPH TECHNOLOGIES INCORPORATED+                                                                          283,681
       18,301   SONIC SOLUTIONS<<+                                                                                          191,611
       24,935   SYMMETRY MEDICAL INCORPORATED+                                                                              416,415
       24,653   TELEDYNE TECHNOLOGIES INCORPORATED<<+                                                                     1,316,224
       23,391   THERAGENICS CORPORATION+                                                                                    105,026
       83,584   TRIMBLE NAVIGATION LIMITED+                                                                               3,277,329
       22,334   VEECO INSTRUMENTS INCORPORATED<<+                                                                           432,833
        5,603   VITAL SIGNS INCORPORATED                                                                                    292,140
       20,259   X-RITE INCORPORATED<<+                                                                                      292,540

                                                                                                                         35,928,713
                                                                                                                    ---------------
MEDICAL EQUIPMENT & SUPPLIES: 0.34%
       22,495   INVACARE CORPORATION                                                                                        525,933
       47,379   PSS WORLD MEDICAL INCORPORATED<<+                                                                           906,360

                                                                                                                          1,432,293
                                                                                                                    ---------------
MINING & QUARRYING OF NONMETALLIC MINERALS, EXCEPT FUELS: 0.12%
       15,673   AMCOL INTERNATIONAL CORPORATION<<                                                                           518,620
                                                                                                                    ---------------
MISCELLANEOUS MANUFACTURING INDUSTRIES: 0.70%
       50,492   CENTRAL GARDEN & PET COMPANY CLASS A<<+                                                                     453,418
       23,430   DAKTRONICS INCORPORATED<<                                                                                   637,765
       19,804   JAKKS PACIFIC INCORPORATED+                                                                                 528,965
       11,589   LYDALL INCORPORATED+                                                                                        107,546
       14,951   RC2 CORPORATION+                                                                                            413,993
       11,755   RUSS BERRIE & COMPANY INCORPORATED                                                                          197,484
       24,795   SHUFFLE MASTER INCORPORATED<<+                                                                              370,685
        8,742   STANDEX INTERNATIONAL CORPORATION                                                                           180,785

                                                                                                                          2,890,641
                                                                                                                    ---------------
MISCELLANEOUS RETAIL: 1.37%
       15,836   BIG 5 SPORTING GOODS CORPORATION                                                                            296,133
       11,180   BLUE NILE INCORPORATED<<+                                                                                 1,052,262
       20,794   CASH AMERICA INTERNATIONAL INCORPORATED                                                                     781,854
       21,889   HIBBETT SPORTS INCORPORATED<<+                                                                              542,847
       17,544   JO ANN STORES INCORPORATED<<+                                                                               370,178
       22,319   LONGS DRUG STORES CORPORATION                                                                             1,108,585
       13,563   NORTH AMERICAN WATCH CORPORATION                                                                            432,931
       28,723   SPECTRUM BRANDS INCORPORATED<<+                                                                             166,593
       11,977   STAMPS.COM INCORPORATED<<+                                                                                  143,365
       34,501   ZALE CORPORATION<<+                                                                                         798,353

                                                                                                                          5,693,101
                                                                                                                    ---------------
MOTION PICTURES: 0.16%
       24,349   AVID TECHNOLOGY INCORPORATED<<+                                                                             659,371
                                                                                                                    ---------------
MOTOR FREIGHT TRANSPORTATION & WAREHOUSING: 0.93%
       17,646   ARKANSAS BEST CORPORATION<<                                                                                 576,318
       20,724   FORWARD AIR CORPORATION                                                                                     617,161
       40,791   HEARTLAND EXPRESS INCORPORATED<<                                                                            582,495
       38,615   LANDSTAR SYSTEM INCORPORATED                                                                              1,620,672
       19,940   OLD DOMINION FREIGHT LINE+                                                                                  477,962

                                                                                                                          3,874,608
                                                                                                                    ---------------

Portfolio of Investments--September 30, 2007

                                     Wells Fargo Advantage Master Portfolios 173


SMALL CAP INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES          SECURITY NAME                                                                                            VALUE
NON-DEPOSITORY CREDIT INSTITUTIONS: 0.33%
       18,140   FINANCIAL FEDERAL CORPORATION<<                                                                     $       508,101
       19,646   FIRST CASH FINANCIAL SERVICES INCORPORATED+                                                                 460,109
       12,309   WORLD ACCEPTANCE CORPORATION+                                                                               407,182

                                                                                                                          1,375,392
                                                                                                                    ---------------
OIL & GAS EXTRACTION: 4.76%
       19,389   ATWOOD OCEANICS INCORPORATED+                                                                             1,484,422
       68,151   CABOT OIL & GAS CORPORATION<<                                                                             2,396,189
       64,247   HELIX ENERGY SOLUTIONS GROUP INCORPORATED<<+                                                              2,727,928
       38,345   OCEANEERING INTERNATIONAL INCORPORATED<<+                                                                 2,906,551
       10,483   PETROLEUM DEVELOPMENT CORPORATION+                                                                          464,921
       34,938   PIONEER DRILLING COMPANY+                                                                                   425,545
       17,015   SEACOR HOLDINGS INCORPORATED+                                                                             1,618,127
       44,645   ST. MARY LAND & EXPLORATION COMPANY                                                                       1,592,487
       19,709   STONE ENERGY CORPORATION+                                                                                   788,557
       11,066   SUPERIOR WELL SERVICES                                                                                      251,530
       21,146   SWIFT ENERGY COMPANY+                                                                                       865,294
       51,008   TETRA TECHNOLOGIES INCORPORATED<<+                                                                        1,078,309
       32,672   UNIT CORPORATION+                                                                                         1,581,325
       21,537   W-H ENERGY SERVICES INCORPORATED+                                                                         1,588,354

                                                                                                                         19,769,539
                                                                                                                    ---------------
PAPER & ALLIED PRODUCTS: 0.77%
       27,476   BUCKEYE TECHNOLOGIES INCORPORATED+                                                                          415,987
       20,482   CARAUSTAR INDUSTRIES INCORPORATED+                                                                           91,350
       14,003   CHESAPEAKE CORPORATION+                                                                                     118,465
       10,515   NEENAH PAPER INCORPORATED                                                                                   347,941
       39,687   PLAYTEX PRODUCTS INCORPORATED+                                                                              725,478
       24,811   ROCK-TENN COMPANY CLASS A                                                                                   717,038
       11,054   SCHWEITZER MANDUIT INTERNATIONAL INCORPORATED                                                               257,558
        8,885   STANDARD REGISTER COMPANY                                                                                   112,928
       35,598   WAUSAU PAPER CORPORATION                                                                                    396,918

                                                                                                                          3,183,663
                                                                                                                    ---------------
PERSONAL SERVICES: 0.45%
        6,746   ANGELICA CORPORATION                                                                                        132,964
       19,636   COINSTAR INCORPORATED+                                                                                      631,690
        3,729   CPI CORPORATION                                                                                             143,641
       14,983   G & K SERVICES INCORPORATED CLASS A                                                                         602,317
       10,035   UNIFIRST CORPORATION                                                                                        375,911

                                                                                                                          1,886,523
                                                                                                                    ---------------
PETROLEUM REFINING & RELATED INDUSTRIES: 0.40%
       29,710   HEADWATERS INCORPORATED<<+                                                                                  442,085
       12,132   WD-40 COMPANY                                                                                               414,186
       20,121   WORLD FUEL SERVICES CORPORATION                                                                             821,138

                                                                                                                          1,677,409
                                                                                                                    ---------------
PHARMACEUTICALS: 0.20%
        8,987   KENDLE INTERNATIONAL INCORPORATED<<+                                                                        373,230
       30,770   SAVIENT PHARMACEUTICALS INCORPORATED+                                                                       447,704

                                                                                                                            820,934
                                                                                                                    ---------------

174 Wells Fargo Advantage Master Portfolios

                                    Portfolio of Investments--September 30, 2007


SMALL CAP INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES          SECURITY NAME                                                                                            VALUE
PHARMACEUTICALS: 0.11%
       49,128   VIROPHARMA INCORPORATED<<+                                                                          $       437,239
                                                                                                                    ---------------
PRIMARY METAL INDUSTRIES: 2.52%
       31,760   BELDEN CDT INCORPORATED<<                                                                                 1,489,862
       14,348   BRUSH ENGINEERED MATERIALS INCORPORATED+                                                                    744,518
       20,463   CENTURY ALUMINUM COMPANY<<+                                                                               1,077,377
       31,263   CURTISS-WRIGHT CORPORATION                                                                                1,484,993
       20,997   GIBRALTAR INDUSTRIES INCORPORATED                                                                           388,445
       26,087   MUELLER INDUSTRIES INCORPORATED                                                                             942,784
       26,167   QUANEX CORPORATION                                                                                        1,229,326
       16,250   RTI INTERNATIONAL METALS INCORPORATED<<+                                                                  1,287,975
       19,239   TEXAS INDUSTRIES INCORPORATED                                                                             1,510,262
       17,276   TREDEGAR CORPORATION                                                                                        298,011

                                                                                                                         10,453,553
                                                                                                                    ---------------
PRINTING, PUBLISHING & ALLIED INDUSTRIES: 0.23%
       19,772   BOWNE & COMPANY INCORPORATED                                                                                329,402
        9,666   CONSOLIDATED GRAPHICS INCORPORATED+                                                                         606,928

                                                                                                                            936,330
                                                                                                                    ---------------
RAILROAD TRANSPORTATION: 0.42%
       54,085   KANSAS CITY SOUTHERN<<+                                                                                   1,739,914
                                                                                                                    ---------------
REAL ESTATE: 0.06%
       18,453   MERITAGE CORPORATION<<+                                                                                     260,556
                                                                                                                    ---------------
REAL ESTATE INVESTMENT TRUST (REIT): 0.53%
       45,058   LEXINGTON CORPORATE PROPERTIES TRUST                                                                        901,611
       58,865   SENIOR HOUSING PROPERTIES TRUST                                                                           1,298,562

                                                                                                                          2,200,173
                                                                                                                    ---------------
RETAIL, TRADE & SERVICES: 0.46%
       37,465   MEN'S WEARHOUSE INCORPORATED                                                                              1,892,732
                                                                                                                    ---------------
RUBBER & MISCELLANEOUS PLASTICS PRODUCTS: 0.09%
       19,181   A. SCHULMAN INCORPORATED                                                                                    378,441
                                                                                                                    ---------------
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES: 0.80%
       31,228   INVESTMENT TECHNOLOGY GROUP INCORPORATED<<+                                                               1,342,179
       38,065   LABRANCHE & COMPANY INCORPORATED<<+                                                                         178,144
       31,014   OPTIONSXPRESS HOLDINGS INCORPORATED                                                                         810,706
       13,006   PIPER JAFFRAY COMPANIES INCORPORATED+                                                                       697,122
       15,799   SWS GROUP INCORPORATED                                                                                      279,484

                                                                                                                          3,307,635
                                                                                                                    ---------------
SOCIAL SERVICES: 0.10%
       17,503   RES-CARE INCORPORATED+                                                                                      399,769
                                                                                                                    ---------------
SOFTWARE: 0.20%
       18,687   EPIQ SYSTEMS INCORPORATED+                                                                                  351,689
       13,671   MANTECH INTERNATIONAL CORPORATION CLASS A<<+                                                                491,883

                                                                                                                            843,572
                                                                                                                    ---------------

Portfolio of Investments--September 30, 2007

                                     Wells Fargo Advantage Master Portfolios 175


SMALL CAP INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                          VALUE
STONE, CLAY, GLASS & CONCRETE PRODUCTS: 0.52%
          20,338   APOGEE ENTERPRISES INCORPORATED                                                                    $     527,568
          16,773   CABOT MICROELECTRONICS CORPORATION<<+                                                                    717,046
          14,295   CARBO CERAMICS INCORPORATED<<                                                                            725,185
          10,226   LIBBEY INCORPORATED                                                                                      179,160

                                                                                                                          2,148,959
                                                                                                                      -------------

TEXTILE MILL PRODUCTS: 0.68%
          18,447   ALBANY INTERNATIONAL CORPORATION CLASS A                                                                 691,578
          38,543   INTERFACE INCORPORATED                                                                                   695,701
          10,939   OXFORD INDUSTRIES INCORPORATED                                                                           395,117
          37,618   WOLVERINE WORLD WIDE INCORPORATED                                                                      1,030,733

                                                                                                                          2,813,129
                                                                                                                      -------------

TEXTILES - PRODUCTS: 0.23%
          39,948   ICONIX BRAND GROUP INCORPORATED<<+                                                                       950,363
                                                                                                                      -------------

TOBACCO PRODUCTS: 0.10%
          62,463   ALLIANCE ONE INTERNATIONAL INCORPORATED+                                                                 408,508
                                                                                                                      -------------

TRANSPORTATION BY AIR: 0.50%
          16,699   BRISTOW GROUP INCORPORATED<<+                                                                            729,913
          25,784   FRONTIER AIRLINES HOLDINGS INCORPORATED<<+                                                               159,603
          20,216   MESA AIR GROUP INCORPORATED+                                                                              89,759
          43,759   SKYWEST INCORPORATED                                                                                   1,101,414

                                                                                                                          2,080,689
                                                                                                                      -------------

TRANSPORTATION EQUIPMENT: 1.86%
          26,596   AAR CORPORATION+                                                                                         806,923
           8,683   ARCTIC CAT INCORPORATED                                                                                  142,054
          35,038   CLARCOR INCORPORATED<<                                                                                 1,198,650
          45,205   FLEETWOOD ENTERPRISES INCORPORATED<<+                                                                    386,503
          39,617   GENCORP INCORPORATED<<+                                                                                  473,819
          16,915   GROUP 1 AUTOMOTIVE INCORPORATED                                                                          567,837
          16,219   HORNBECK OFFSHORE<<+                                                                                     595,237
          21,076   MONACO COACH CORPORATION                                                                                 295,696
          25,132   POLARIS INDUSTRIES INCORPORATED<<                                                                      1,096,258
           8,526   STANDARD MOTOR PRODUCTS INCORPORATED                                                                      80,144
          16,291   SUPERIOR INDUSTRIES INTERNATIONAL INCORPORATED                                                           353,352
          11,710   TRIUMPH GROUP INCORPORATED                                                                               956,824
          21,307   WABASH NATIONAL CORPORATION                                                                              240,556
          21,660   WINNEBAGO INDUSTRIES INCORPORATED<<                                                                      517,241

                                                                                                                          7,711,094
                                                                                                                      -------------

TRANSPORTATION SERVICES: 0.20%
          27,788   HUB GROUP INCORPORATED CLASS A<<+                                                                        834,474
                                                                                                                      -------------

WATER TRANSPORTATION: 0.40%
          37,562   KIRBY CORPORATION+                                                                                     1,657,987
                                                                                                                      -------------

WHOLESALE TRADE NON-DURABLE GOODS: 1.31%
          27,924   HAIN CELESTIAL GROUP INCORPORATED+                                                                       897,198
          19,791   MYERS INDUSTRIES INCORPORATED                                                                            392,258
           9,470   NASH FINCH COMPANY                                                                                       377,190
          24,950   PERFORMANCE FOOD GROUP COMPANY<<+                                                                        751,744
          12,646   SCHOOL SPECIALTY INCORPORATED+                                                                           437,931
          15,363   SPARTAN STORES INCORPORATED                                                                              346,128

176 Wells Fargo Advantage Master Portfolios

                                    Portfolio of Investments--September 30, 2007


SMALL CAP INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                          VALUE
WHOLESALE TRADE NON-DURABLE GOODS (continued)
       24,445   TRACTOR SUPPLY COMPANY<<+                                                                             $   1,126,670
       19,730   UNITED STATIONERS INCORPORATED<<+                                                                         1,095,410

                                                                                                                          5,424,529
                                                                                                                      -------------

WHOLESALE TRADE-DURABLE GOODS: 2.44%
       11,354   A.M. CASTLE & COMPANY                                                                                       370,140
       25,830   APPLIED INDUSTRIAL TECHNOLOGIES INCORPORATED<<                                                              796,339
       31,627   BARNES GROUP INCORPORATED                                                                                 1,009,534
       20,688   BUILDING MATERIALS HOLDINGS CORPORATION<<                                                                   218,879
       17,752   DIGI INTERNATIONAL INCORPORATED+                                                                            252,788
       34,548   INSIGHT ENTERPRISES INCORPORATED+                                                                           891,684
       17,254   KAMAN CORPORATION CLASS A                                                                                   596,298
       11,658   KEYSTONE AUTOMOTIVE INDUSTRIES INCORPORATED+                                                                556,786
       40,734   KNIGHT TRANSPORTATION INCORPORATED<<                                                                        701,032
        2,938   LAWSON PRODUCTS INCORPORATED                                                                                102,272
       38,060   LKQ CORPORATION<<+                                                                                        1,324,869
       28,391   OWENS & MINOR INCORPORATED                                                                                1,081,413
       29,472   PEP BOYS-MANNY, MOE & JACK<<                                                                                413,492
       34,712   POOL CORPORATION<<                                                                                          867,093
       18,672   RYERSON INCORPORATED<<                                                                                      629,993
       24,328   TYLER TECHNOLOGIES INCORPORATED+                                                                            324,760

                                                                                                                         10,137,372
                                                                                                                      -------------

WIRELESS COMMUNICATIONS: 0.08%
       19,867   AUTHORIZE.NET HOLDINGS INCORPORATED+                                                                        350,255
                                                                                                                      -------------

TOTAL COMMON STOCKS (COST $317,246,785)                                                                                 409,572,473
                                                                                                                      -------------

COLLATERAL FOR SECURITIES LENDING: 37.89%

COLLATERAL INVESTED IN MONEY MARKET FUNDS: 1.67%
    2,542,218   AIM SHORT-TERM INVESTMENT COMPANY - LIQUID ASSETS PORTFOLIO                                               2,542,218
    2,190,155   BLACKROCK TEMP FUND B #24 MONEY MARKET FUND                                                               2,190,155
    2,190,155   SCUDDER DAILY ASSETS MONEY MARKET FUND                                                                    2,190,155

                                                                                                                          6,922,528
                                                                                                                      -------------

PRINCIPAL                                                                          INTEREST RATE    MATURITY DATE
COLLATERAL INVESTED IN OTHER ASSETS: 36.22%
$   1,752,124   ALPINE SECURITIZATION CORPORATION                                      5.30%          10/03/2007          1,751,616
      292,021   ATLANTIC ASSET SECURITIZATION CORPORATION++                            5.30           10/02/2007            291,977
    1,460,104   ATLANTIC ASSET SECURITIZATION CORPORATION                              5.30           10/24/2007          1,455,212
      730,052   ATLAS CAPITAL FUNDING CORPORATION SERIES MTN1+/-++                     5.03           10/25/2007            730,059
      730,052   BANCO SANTANDER TOTTA LOAN+/-++                                        5.76           10/15/2008            729,957
      730,052   BANK OF IRELAND SERIES EXTC+/-++                                       5.35           10/14/2008            728,949
    1,022,072   BANK OF MONTREAL                                                       5.08           10/22/2007          1,021,929
    2,628,186   BARCLAYS REPURCHASE AGREEMENT - 102% COLLATERALIZED (MATURITY
                VALUE $2,629,369)                                                      5.40           10/01/2007          2,628,186
    1,022,072   BARTON CAPITAL CORPORATION                                             5.23           10/02/2007          1,021,919
      963,668   BARTON CAPITAL CORPORATION                                             5.24           10/15/2007            961,702
      794,939   BARTON CAPITAL CORPORATION                                             5.27           10/19/2007            792,856
    1,460,104   BEAR STEARNS & COMPANY INCORPORATED INTERNATIONAL REPURCHASE
                AGREEMENT - 102% COLLATERALIZED (MATURITY VALUE $1,460,749)            5.30           10/01/2007          1,460,104
    4,088,290   BEAR STEARNS & COMPANY INCORPORATED REPURCHASE AGREEMENT - 102%
                COLLATERALIZED (MATURITY VALUE $4,090,113)                             5.35           10/01/2007          4,088,290

Portfolio of Investments--September 30, 2007

                                     Wells Fargo Advantage Master Portfolios 177


SMALL CAP INDEX PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL       SECURITY NAME                                                      INTEREST RATE    MATURITY DATE        VALUE
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$     584,041   BNP PARIBAS+/-                                                         5.33%          05/07/2008    $       583,627
      314,282   BNP PARIBAS REPURCHASE AGREEMENT - 102% COLLATERALIZED
                (MATURITY VALUE $314,421)                                              5.29           10/01/2007            314,282
    4,380,311   BNP PARIBAS REPURCHASE AGREEMENT - 102% COLLATERALIZED
                (MATURITY VALUE $4,382,257)                                            5.33           10/01/2007          4,380,311
      788,456   CAFCO LLC++                                                            5.20           10/02/2007            788,338
      438,031   CANCARA ASSET SECURITIZATION LIMITED++                                 5.19           10/17/2007            437,010
      992,870   CHARIOT FUNDING LLC                                                    5.18           10/18/2007            990,408
    1,022,072   CHARIOT FUNDING LLC++                                                  5.31           10/09/2007          1,020,877
    1,022,072   CHARIOT FUNDING LLC++                                                  5.37           10/04/2007          1,021,623
    1,898,135   CHEYNE FINANCE LLC+/-++^^                                              4.98           02/25/2008          1,818,394
    1,460,104   CHEYNE FINANCE LLC+/-++^^                                              5.29           05/19/2008          1,460,104
      292,021   CIT GROUP INCORPORATED+/-                                              5.67           12/19/2007            290,453
      321,953   CIT GROUP INCORPORATED+/-                                              5.73           11/23/2007            320,147
    4,985,726   CITIGROUP REPURCHASE AGREEMENT - 102% COLLATERALIZED
                (MATURITY VALUE $4,987,940)                                            5.33           10/01/2007          4,985,726
      146,010   CLIPPER RECEIVABLES CORPORATION++                                      5.22           10/01/2007            146,010
      146,010   COMERICA BANK+/-                                                       5.82           02/08/2008            146,121
    9,325,942   CREDIT SUISSE FIRST BOSTON REPURCHASE AGREEMENT - 102%
                COLLATERALIZED (MATURITY VALUE $9,330,100)                             5.35           10/01/2007          9,325,942
    1,752,124   CULLINAN FINANCE CORPORATION+/-++                                      5.11           02/25/2008          1,752,124
      730,052   CULLINAN FINANCE CORPORATION+/-++                                      5.32           02/12/2008            730,001
    2,190,155   CULLINAN FINANCE CORPORATION+/-++                                      5.32           08/04/2008          2,189,673
    4,380,311   EBBETS FUNDING LLC++                                                   5.90           10/01/2007          4,380,311
    1,606,114   ERASMUS CAPITAL CORPORATION++                                          5.34           10/10/2007          1,604,010
      292,021   ERASMUS CAPITAL CORPORATION++                                          5.65           10/01/2007            292,021
    1,460,104   FAIRWAY FINANCE CORPORATION++                                          5.25           10/10/2007          1,458,191
    1,168,083   FAIRWAY FINANCE CORPORATION++                                          5.30           10/05/2007          1,167,405
      730,052   FALCON ASSET SECURITIZATION CORPORATION                                5.35           11/06/2007            726,226
    2,920,207   FIVE FINANCE INCORPORATED+/-++                                         5.30           07/09/2008          2,918,017
    1,077,556   FOUNTAIN SQUARE COMMERCIAL FUNDING CORPORATION                         5.38           10/31/2007          1,072,847
      730,052   GALLEON CAPITAL LLC++                                                  5.25           10/02/2007            729,942
    1,197,285   GALLEON CAPITAL LLC++                                                  5.28           10/01/2007          1,197,285
      759,254   GALLEON CAPITAL LLC                                                    5.34           10/19/2007            757,265
      292,021   HARRIER FINANCE FUNDING LLC+/-                                         5.15           04/25/2008            292,021
      730,052   HARRIER FINANCE FUNDING LLC+/-++                                       5.31           01/11/2008            729,358
    1,460,104   HUDSON-THAMES LLC+/-++                                                 5.67           06/16/2008          1,461,388
    1,898,135   ING (USA) ANNUITY & LIFE INSURANCE COMPANY+/-                          5.82           08/16/2008          1,898,135
      730,052   INTESA BANK (IRELAND) PLC SERIES BKNT+/-++                             5.14           10/24/2008            729,490
   16,937,201   JPMORGAN CHASE SECURITIES CORPORATION REPURCHASE
                AGREEMENT - 102% COLLATERALIZED  (MATURITY VALUE $16,944,752)          5.35           10/01/2007         16,937,201
    2,306,964   K2 (USA) LLC                                                           6.11           10/05/2007          2,305,625
    1,679,119   KESTREL FUNDING US LLC+/-++                                            5.10           02/25/2008          1,677,574
      292,021   KESTREL FUNDING US LLC+/-                                              5.15           04/25/2008            292,021
      438,031   KESTREL FUNDING US LLC                                                 5.88           10/09/2007            437,519
    1,168,083   LIBERTY STREET FUNDING CORPORATION                                     5.28           10/01/2007          1,168,083
    1,460,104   LINKS FINANCE LLC+/-++                                                 5.32           08/15/2008          1,457,884
    1,956,539   LIQUID FUNDING LIMITED+/-++                                            5.34           11/13/2007          1,956,539
    2,160,953   LIQUID FUNDING LIMITED+/-++                                            5.70           06/11/2008          2,162,725
      616,164   METLIFE GLOBAL FUNDING I+/-++                                          5.43           10/05/2007            616,164

178 Wells Fargo Advantage Master Portfolios

                                    Portfolio of Investments--September 30, 2007


SMALL CAP INDEX PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL       SECURITY NAME                                                      INTEREST RATE    MATURITY DATE        VALUE
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$   9,534,790   MORGAN STANLEY REPURCHASE AGREEMENT - 102% COLLATERALIZED
                (MATURITY VALUE $9,539,025)                                            5.33%          10/01/2007    $     9,534,790
      135,060   MORGAN STANLEY SERIES EXL+/-                                           5.83           10/14/2008            134,918
    2,563,212   NORTH SEA FUNDING LLC                                                  5.36           10/15/2007          2,557,983
    1,460,104   NORTH SEA FUNDING LLC++                                                5.45           10/03/2007          1,459,680
    1,460,104   NORTHERN ROCK PLC+/-++SS.                                              5.78           11/04/2008          1,453,986
      390,957   PERRY GLOBAL FUNDING LLC SERIES A                                      5.59           10/11/2007            390,387
      832,259   PREMIUM ASSET TRUST+/-++                                               5.33           12/21/2007            832,434
      730,052   PREMIUM ASSET TRUST SERIES 06-B++                                      5.50           12/16/2007            730,052
      554,839   PYXIS MASTER TRUST SERIES 2007-3+/-++                                  5.51           11/27/2007            554,839
      118,122   RACERS TRUST SERIES 2004-6-MM+/-++                                     5.19           03/24/2008            117,983
    2,336,166   REGENCY MARKETS #1 LLC++                                               5.21           10/12/2007          2,332,428
    1,109,679   REGENCY MARKETS #1 LLC++                                               5.25           10/04/2007          1,109,190
      584,041   ROYAL BANK OF SCOTLAND GROUP PLC                                       5.55           10/05/2007            584,053
    2,073,347   SCALDIS CAPITAL LIMITED++                                              5.26           10/04/2007          2,072,435
    2,014,943   SCALDIS CAPITAL LIMITED                                                5.29           10/22/2007          2,008,777
    1,898,135   SEDNA FINANCE INCORPORATED                                             5.38           10/09/2007          1,895,914
    1,051,275   SEDNA FINANCE INCORPORATED+/-++                                        5.79           04/10/2008          1,050,602
      438,031   SHEFFIELD RECEIVABLES CORPORATION++                                    5.25           10/05/2007            437,777
      744,653   SHIPROCK FINANCE SERIES 2007-4A+/-++                                   5.82           04/11/2008            744,653
      569,440   SKANDINAVISKA ENSKILDA BANKEN AB (NEW YORK)+/-                         5.11           02/29/2008            569,344
      730,052   SKANDINAVISKA ENSKILDA BANKEN AB (NEW YORK)+/-                         5.70           02/04/2008            730,672
      584,041   SLM CORPORATION+/-++                                                   5.81           05/12/2008            578,919
      905,264   STANFIELD VICTORIA FUNDING LLC+/-++                                    5.36           04/03/2008            904,947
    1,460,104   STANFIELD VICTORIA FUNDING LLC+/-++                                    5.57           02/15/2008          1,460,250
    1,460,104   TANGO FINANCE CORPORATION                                              5.37           10/04/2007          1,459,461
    1,781,326   THAMES ASSET GLOBAL SECURITIZATION #1 INCORPORATED++                   5.30           10/15/2007          1,777,692
      175,212   THAMES ASSET GLOBAL SECURITIZATION #1 INCORPORATED                     5.31           10/17/2007            174,804
      168,817   THE TRAVELERS INSURANCE COMPANY+/-                                     5.89           02/08/2008            168,814
      608,922   THUNDER BAY FUNDING INCORPORATED                                       5.32           10/25/2007            606,790
    1,428,624   THUNDER BAY FUNDING INCORPORATED++                                     5.33           10/02/2007          1,428,409
      233,617   TULIP FUNDING CORPORATION++                                            5.25           10/04/2007            233,514
    1,168,083   TULIP FUNDING CORPORATION                                              5.27           10/26/2007          1,163,819
      730,052   UNICREDITO ITALIANO BANK (IRELAND) SERIES EXL+/-++                     5.77           10/08/2008            728,694
      730,052   UNICREDITO ITALIANO BANK (IRELAND) SERIES LIB+/-++                     5.84           10/08/2008            728,716
      292,021   VERSAILLES CDS LLC++                                                   5.24           10/03/2007            291,936
    1,168,083   VERSAILLES CDS LLC                                                     5.39           10/16/2007          1,165,525
    1,460,104   VERSAILLES CDS LLC                                                     5.40           10/23/2007          1,455,411
    1,255,689   VICTORIA FINANCE LLC+/-++                                              5.32           07/28/2008          1,253,140
      730,052   VICTORIA FINANCE LLC+/-++                                              5.34           08/07/2008            730,052
    1,460,104   WHITE PINE FINANCE LLC+/-++                                            5.46           02/22/2008          1,460,250
      584,041   ZELA FINANCE CORPORATION                                               5.32           10/26/2007            581,910

                                                                                                                        150,445,124
                                                                                                                    ---------------

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $157,367,652)                                                             157,367,652
                                                                                                                    ---------------

Portfolio of Investments--September 30, 2007

                                     Wells Fargo Advantage Master Portfolios 179


SMALL CAP INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES          SECURITY NAME                                                                                            VALUE
SHORT-TERM INVESTMENTS: 1.63%
    6,758,363   WELLS FARGO ADVANTAGE MONEY MARKET TRUST~+++                                                        $     6,758,363
                                                                                                                    ---------------

PRINCIPAL                                                                          INTEREST RATE    MATURITY DATE
US TREASURY BILLS: 0.08%
$      35,000   US TREASURY BILL^#                                                     4.76%          11/08/2007             34,859
      305,000   US TREASURY BILL^#                                                     4.89           11/08/2007            303,768

                                                                                                                            338,627
                                                                                                                    ---------------

TOTAL SHORT-TERM INVESTMENTS (COST $7,096,655)                                                                            7,096,990
                                                                                                                    ---------------

TOTAL INVESTMENTS IN SECURITIES
(COST $481,711,092)*                                   138.20%                                                      $   574,037,115

OTHER ASSETS AND LIABILITIES, NET                      (38.20)                                                         (158,664,287)
                                                       ------                                                       ---------------

TOTAL NET ASSETS                                       100.00%                                                      $   415,372,828
                                                       ------                                                       ---------------

--------------------------------------------------------------------------------
<<   All or a portion of this security is on loan. (See Note 2)

+    Non-income earning securities.

+/-  Variable rate investments.

++ Securities that may be resold to "qualified institutional buyers" under rule 144A or securities offered pursuant to section 4(2) of the Securities Act of 1933, as amended.

^^ This security is currently in default with regards to scheduled interest or principal payments.

SS. These securities are subject to a demand feature which reduces the effective maturity.

~ This Wells Fargo Advantage Fund invests cash balances that it retains for liquidity purposes in a Wells Fargo Advantage Money Market Fund. The fund does not pay an investment advisory fee for such investments.

+++  Security of an affiliate of the fund with a cost of $6,758,363.

^    Zero coupon bond. Interest rate presented is yield to maturity.

#    Security pledged as collateral for futures transactions. (See Note 2)

* Cost for federal income tax purposes is $483,761,281 and net unrealized appreciation (depreciation) consists of:

     Gross unrealized appreciation                      $ 120,960,286
     Gross unrealized depreciation                        (30,684,452)
                                                        -------------
     Net unrealized appreciation (depreciation)         $  90,275,834


     The accompanying notes are an integral part of these financial statements.

180 Wells Fargo Advantage Master Portfolios

                                    Portfolio of Investments--September 30, 2007


SMALL COMPANY GROWTH PORTFOLIO
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                          VALUE
COMMON STOCKS: 98.60%

ADMINISTRATION OF HUMAN RESOURCE PROGRAMS: 1.04%
      281,800   KENEXA CORPORATION+                                                                                   $   8,673,804
                                                                                                                      -------------

APPAREL & ACCESSORY STORES: 2.41%
      325,400   COLDWATER CREEK INCORPORATED+                                                                             3,533,844
      535,200   PACIFIC SUNWEAR OF CALIFORNIA INCORPORATED+                                                               7,920,960
      102,200   STAGE STORES INCORPORATED                                                                                 1,863,106
    1,762,100   WET SEAL INCORPORATED CLASS A+                                                                            6,819,327

                                                                                                                         20,137,237
                                                                                                                      -------------

BIOPHARMACEUTICALS: 3.30%
      792,200   APPLERA CORPORATION-CELERA GROUP+                                                                        11,138,332
      867,900   HUMAN GENOME SCIENCES INCORPORATED+                                                                       8,930,691
      569,100   ZYMOGENETICS INCORPORATED+                                                                                7,426,755

                                                                                                                         27,495,778
                                                                                                                      -------------

BUSINESS SERVICES: 15.84%
    2,818,100   ART TECHNOLOGY GROUP INCORPORATED+                                                                        8,510,662
      390,100   COMMVAULT SYSTEMS INCORPORATED+                                                                           7,224,652
      263,800   CONCUR TECHNOLOGIES INCORPORATED+                                                                         8,314,976
      331,000   DOUBLE-TAKE SOFTWARE INCORPORATED+                                                                        6,325,410
      603,100   EPICOR SOFTWARE CORPORATION+                                                                              8,304,687
      515,800   FALCONSTOR SOFTWARE INCORPORATED+                                                                         6,215,390
      312,100   FTD GROUP INCORPORATED                                                                                    4,644,048
      394,000   HUDSON HIGHLAND GROUP INCORPORATED+                                                                       5,015,620
      373,400   INNOVATIVE SOLUTIONS & SUPPORT INCORPORATED+                                                              7,083,398
      476,000   OMNICELL INCORPORATED+                                                                                   13,585,040
      401,040   PARAMETRIC TECHNOLOGY CORPORATION+                                                                        6,986,117
      398,700   QUEST SOFTWARE INCORPORATED+                                                                              6,841,692
      916,600   S1 CORPORATION+                                                                                           8,295,230
      993,800   SKILLSOFT PLC ADR+                                                                                        8,934,262
      495,900   SYKES ENTERPRISES INCORPORATED+                                                                           8,236,899
      350,300   THQ INCORPORATED+                                                                                         8,750,494
      252,500   ULTIMATE SOFTWARE GROUP INCORPORATED+                                                                     8,812,250

                                                                                                                        132,080,827
                                                                                                                      -------------

CHEMICALS & ALLIED PRODUCTS: 4.90%
      453,100   ALEXZA PHARMACEUTICALS INCORPORATED+                                                                      3,923,846
      492,500   ALKERMES INCORPORATED+                                                                                    9,062,000
      323,900   ALNYLAM PHARMACEUTICALS INCORPORATED+                                                                    10,614,203
      671,500   AMERICAN ORIENTAL BIOENGINEERING INCORPORATED+                                                            7,487,225
    1,409,500   INDEVUS PHARMACEUTICALS INCORPORATED+                                                                     9,739,645

                                                                                                                         40,826,919
                                                                                                                      -------------

COMMERCIAL SERVICES: 0.94%
      314,300   AERCAP HOLDINGS NV+                                                                                       7,822,927
                                                                                                                      -------------

COMMUNICATIONS: 3.18%
      684,300   MASTEC INCORPORATED+                                                                                      9,628,101
      260,867   SAVVIS INCORPORATED+                                                                                     10,116,409
      307,400   TIME WARNER TELECOM INCORPORATED+                                                                         6,753,578

                                                                                                                         26,498,088
                                                                                                                      -------------

Portfolio of Investments--September 30, 2007

                                     Wells Fargo Advantage Master Portfolios 181


SMALL COMPANY GROWTH PORTFOLIO
--------------------------------------------------------------------------------

SHARES         SECURITY NAME                                                                                              VALUE
DEPOSITORY INSTITUTIONS: 1.13%
      267,300   SIGNATURE BANK+                                                                                       $   9,416,979
                                                                                                                      -------------
ELECTRIC, GAS & SANITARY SERVICES: 1.07%
       76,200   CLEAN ENERGY FUELS CORPORATION<<+                                                                         1,153,668
      157,100   ITC HOLDINGS CORPORATION                                                                                  7,784,305

                                                                                                                          8,937,973
                                                                                                                      -------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT: 16.77%
      822,700   ADVANCED ANALOGIC TECHNOLOGIES INCORPORATED+                                                              8,753,528
      173,600   CYMER INCORPORATED+                                                                                       6,664,504
      875,200   EVERGREEN SOLAR INCORPORATED<<+                                                                           7,815,536
      584,500   GSI LUMONICS INCORPORATED+                                                                                6,604,850
      270,700   HUTCHINSON TECHNOLOGY INCORPORATED+                                                                       6,659,220
      337,100   INTEGRATED DEVICE TECHNOLOGY INCORPORATED<<+                                                              5,218,308
      521,000   MATTSON TECHNOLOGY INCORPORATED<<+                                                                        4,506,650
      227,800   NETLOGIC MICROSYSTEMS INCORPORATED+                                                                       8,225,858
      445,700   OPNEXT INCORPORATED+                                                                                      5,170,120
      370,900   OSI SYSTEMS INCORPORATED+                                                                                 8,348,959
      330,100   PLEXUS CORPORATION+                                                                                       9,044,740
      530,900   PLX TECHNOLOGY INCORPORATED+                                                                              5,733,720
      912,600   PMC-SIERRA INCORPORATED+                                                                                  7,656,714
      453,500   SILICON LABORATORIES INCORPORATED+                                                                       18,938,160
      312,000   TESSERA TECHNOLOGIES INCORPORATED+                                                                       11,700,000
      320,900   TRIDENT MICROSYSTEMS INCORPORATED+                                                                        5,099,101
      400,400   ULTRA CLEAN HOLDINGS INCORPORATED+                                                                        5,885,880
       50,000   UNIVERSAL ELECTRONICS INCORPORATED+                                                                       1,625,000
      115,700   VARIAN SEMICONDUCTOR EQUIPMENT ASSOCIATES INCORPORATED<<+                                                 6,192,264

                                                                                                                        139,843,112
                                                                                                                      -------------
ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES: 4.44%
       95,900   GEN-PROBE INCORPORATED<<+                                                                                 6,385,022
      778,100   ISIS PHARMACEUTICALS INCORPORATED+                                                                       11,648,157
      554,600   KERYX BIOPHARMACEUTICALS INCORPORATED+                                                                    5,512,724
      437,700   REGENERATION TECHNOLOGIES INCORPORATED+                                                                   4,692,144
      276,300   SANGAMO BIOSCIENCES INCORPORATED+                                                                         3,898,593
      683,700   SEQUENOM INCORPORATED+                                                                                    4,915,803

                                                                                                                         37,052,443
                                                                                                                      -------------
GENERAL MERCHANDISE STORES: 1.62%
      869,800   99 CENTS ONLY STORES+                                                                                     8,932,846
      200,000   BON TON STORES INCORPORATED                                                                               4,544,000

                                                                                                                         13,476,846
                                                                                                                      -------------
HEALTH SERVICES: 0.35%
      830,900   CAMBRIDGE HEART INCORPORATED<<+                                                                           2,908,150
                                                                                                                      -------------
HOLDING & OTHER INVESTMENT OFFICES: 0.58%
      475,500   CAPITAL LEASE FUNDING INCORPORATED                                                                        4,873,875
                                                                                                                      -------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT: 5.56%
      862,300   ASYST TECHNOLOGIES INCORPORATED+                                                                          4,561,567
    1,339,300   BROCADE COMMUNICATIONS SYSTEMS INCORPORATED<<+                                                           11,464,408
      845,300   FLOW INTERNATIONAL CORPORATION+                                                                           7,455,546
      173,800   NDS GROUP PLC ADR<<+                                                                                      8,669,144
      283,700   NUANCE COMMUNICATIONS INCORPORATED+                                                                       5,478,247

182 Wells Fargo Advantage Master Portfolios

                                    Portfolio of Investments--September 30, 2007


SMALL COMPANY GROWTH PORTFOLIO
--------------------------------------------------------------------------------

SHARES         SECURITY NAME                                                                                              VALUE
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT (continued)
$   1,836,900   QUANTUM CORPORATION+                                                                                  $   6,245,460
    1,005,800   SOURCEFORGE INCORPORATED+                                                                                 2,464,210

                                                                                                                         46,338,582
                                                                                                                      -------------
INSURANCE CARRIERS: 0.55%
      436,800   PRIMUS GUARANTY LIMITED<<+                                                                                4,595,136
                                                                                                                      -------------
LUMBER & WOOD PRODUCTS, EXCEPT FURNITURE: 1.17%
      672,400   SUNOPTA INCORPORATED<<+                                                                                   9,743,076
                                                                                                                      -------------
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS: 11.29%
      285,300   ACCURAY INCORPORATED+                                                                                     4,981,338
      300,600   ARGON ST INCORPORATED+                                                                                    5,951,880
      460,400   DEXCOM INCORPORATED+                                                                                      4,599,396
      251,200   FORMFACTOR INCORPORATED+                                                                                 11,145,744
      390,900   INFINERA CORPORATION<<+                                                                                   7,876,635
      112,900   INTEGRA LIFESCIENCES HOLDINGS+                                                                            5,484,682
      383,400   ION GEOPHYSICAL CORPORATION+                                                                              5,302,422
      355,500   NATUS MEDICAL INCORPORATED+                                                                               5,666,670
      367,300   NXSTAGE MEDICAL INCORPORATED+                                                                             5,322,177
    1,266,100   ORTHOVITA INCORPORATED+                                                                                   3,836,283
       69,300   POLYMEDICA CORPORATION                                                                                    3,639,636
      322,300   SONOSITE INCORPORATED+                                                                                    9,836,596
      511,800   SPECTRANETICS CORPORATION+                                                                                6,899,064
      655,700   THORATEC CORPORATION+                                                                                    13,566,433

                                                                                                                         94,108,956
                                                                                                                      -------------
MEDICAL PRODUCTS: 0.69%
      111,000   ILLUMINA INCORPORATED+                                                                                    5,758,680
                                                                                                                      -------------
METAL MINING: 0.77%
      389,300   NOVAGOLD RESOURCES INCORPORATED<<+                                                                        6,427,343
                                                                                                                      -------------
MISCELLANEOUS MANUFACTURING INDUSTRIES: 0.63%
      585,900   CENTRAL GARDEN & PET COMPANY CLASS A+                                                                     5,261,382
                                                                                                                      -------------
MISCELLANEOUS RETAIL: 1.48%
      497,800   HIBBETT SPORTS INCORPORATED+                                                                             12,345,440
                                                                                                                      -------------
MOTION PICTURES: 1.23%
      416,100   MACROVISION CORPORATION+                                                                                 10,248,543
                                                                                                                      -------------
NON-DEPOSITORY CREDIT INSTITUTIONS: 0.92%
      377,211   CAPITALSOURCE INCORPORATED                                                                                7,634,751
                                                                                                                      -------------
OIL & GAS EXTRACTION: 7.96%
      100,900   COMPLETE PRODUCTION SERVICES INCORPORATED+                                                                2,066,432
      697,600   CONCHO RESOURCES INCORPORATED+                                                                           10,331,456
      851,200   CONTINENTAL RESOURCES INCORPORATED+                                                                      15,440,768
      405,100   GULFPORT ENERGY CORPORATION+                                                                              9,584,666
      673,200   PETROHAWK ENERGY CORPORATION+                                                                            11,053,944
      163,500   PIONEER NATURAL RESOURCES COMPANY                                                                         7,354,230
      386,700   TESCO CORPORATION+                                                                                       10,498,905

                                                                                                                         66,330,401
                                                                                                                      -------------
PRIMARY METAL INDUSTRIES: 1.19%
      115,800   HAYNES INTERNATIONAL INCORPORATED+                                                                        9,885,846
                                                                                                                      -------------

Portfolio of Investments--September 30, 2007

                                     Wells Fargo Advantage Master Portfolios 183


SMALL COMPANY GROWTH PORTFOLIO
--------------------------------------------------------------------------------

SHARES         SECURITY NAME                                                                                              VALUE
PRINTING, PUBLISHING & ALLIED INDUSTRIES: 0.38%
      130,200   DOLAN MEDIA COMPANY+                                                                                  $   3,163,860
                                                                                                                      -------------
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES: 0.97%
      168,400   DUFF AND PHELPS CORPORATION+                                                                              3,090,140
      191,500   EVERCORE PARTNERS INCORPORATED CLASS A                                                                    5,034,535

                                                                                                                          8,124,675
                                                                                                                      -------------
SOCIAL SERVICES: 0.72%
      205,000   PROVIDENCE SERVICE CORPORATION+                                                                           6,018,800
                                                                                                                      -------------
TRANSPORTATION BY AIR: 1.24%
      411,100   CHC HELICOPTER CORPORATION                                                                               10,380,275
                                                                                                                      -------------
TRANSPORTATION EQUIPMENT: 1.57%
      557,700   ACCURIDE CORPORATION+                                                                                     6,753,747
      375,400   SPARTAN MOTORS INCORPORATED                                                                               6,317,982

                                                                                                                         13,071,729
                                                                                                                      -------------
WHOLESALE TRADE-DURABLE GOODS: 2.71%
      257,000   LKQ CORPORATION+                                                                                          8,946,170
      339,800   TECH DATA CORPORATION+                                                                                   13,632,776

                                                                                                                         22,578,946
                                                                                                                      -------------

TOTAL COMMON STOCKS (COST $748,513,423)                                                                                 822,061,379
                                                                                                                      -------------

COLLATERAL FOR SECURITIES LENDING: 3.33%

COLLATERAL INVESTED IN MONEY MARKET FUNDS: 0.15%
      448,761   AIM SHORT-TERM INVESTMENT COMPANY - LIQUID ASSETS PORTFOLIO                                                 448,761
      386,614   BLACKROCK TEMP FUND B #24 MONEY MARKET FUND                                                                 386,614
      386,614   SCUDDER DAILY ASSETS MONEY MARKET FUND                                                                      386,614

                                                                                                                          1,221,989
                                                                                                                      -------------

PRINCIPAL                                                                             INTEREST RATE   MATURITY DATE
COLLATERAL INVESTED IN OTHER ASSETS: 3.18%
$     309,291   ALPINE SECURITIZATION CORPORATION                                         5.30%         10/03/2007          309,201
       51,549   ATLANTIC ASSET SECURITIZATION CORPORATION++                               5.30          10/02/2007           51,541
      257,743   ATLANTIC ASSET SECURITIZATION CORPORATION                                 5.30          10/24/2007          256,879
      128,871   ATLAS CAPITAL FUNDING CORPORATION SERIES MTN1+/-++                        5.03          10/25/2007          128,873
      128,871   BANCO SANTANDER TOTTA LOAN+/-++                                           5.76          10/15/2008          128,855
      128,871   BANK OF IRELAND SERIES EXTC+/-++                                          5.35          10/14/2008          128,677
      180,420   BANK OF MONTREAL                                                          5.08          10/22/2007          180,395
      463,937   BARCLAYS REPURCHASE AGREEMENT - 102% COLLATERALIZED (MATURITY VALUE
                $464,146)                                                                 5.40          10/01/2007          463,937
      180,420   BARTON CAPITAL CORPORATION                                                5.23          10/02/2007          180,393
      170,110   BARTON CAPITAL CORPORATION                                                5.24          10/15/2007          169,763
      140,325   BARTON CAPITAL CORPORATION                                                5.27          10/19/2007          139,958
      257,743   BEAR STEARNS & COMPANY INCORPORATED INTERNATIONAL REPURCHASE
                AGREEMENT - 102% COLLATERALIZED (MATURITY VALUE $257,857)                 5.30          10/01/2007          257,743
      721,679   BEAR STEARNS & COMPANY INCORPORATED REPURCHASE AGREEMENT - 102%
                COLLATERALIZED (MATURITY VALUE $722,001)                                  5.35          10/01/2007          721,679
      103,097   BNP PARIBAS+/-                                                            5.33          05/07/2008          103,024
       55,478   BNP PARIBAS REPURCHASE AGREEMENT - 102% COLLATERALIZED (MATURITY
                VALUE $55,502)                                                            5.29          10/01/2007           55,478

184 Wells Fargo Advantage Master Portfolios

                                    Portfolio of Investments--September 30, 2007


SMALL COMPANY GROWTH PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL      SECURITY NAME                                                          INTEREST RATE   MATURITY DATE       VALUE
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$     773,228   BNP PARIBAS REPURCHASE AGREEMENT - 102% COLLATERALIZED (MATURITY
                VALUE $773,571)                                                           5.33%         10/01/2007    $     773,228
      139,181   CAFCO LLC++                                                               5.20          10/02/2007          139,160
       77,323   CANCARA ASSET SECURITIZATION LIMITED++                                    5.19          10/17/2007           77,143
      175,265   CHARIOT FUNDING LLC                                                       5.18          10/18/2007          174,830
      180,420   CHARIOT FUNDING LLC++                                                     5.31          10/09/2007          180,209
      180,420   CHARIOT FUNDING LLC++                                                     5.37          10/04/2007          180,340
      335,065   CHEYNE FINANCE LLC+/-++^^                                                 4.98          02/25/2008          320,989
      257,743   CHEYNE FINANCE LLC+/-++^^                                                 5.29          05/19/2008          257,743
       51,549   CIT GROUP INCORPORATED+/-                                                 5.67          12/19/2007           51,272
       56,832   CIT GROUP INCORPORATED+/-                                                 5.73          11/23/2007           56,513
      880,098   CITIGROUP REPURCHASE AGREEMENT - 102% COLLATERALIZED (MATURITY
                VALUE $880,489)                                                           5.33          10/01/2007          880,098
       25,774   CLIPPER RECEIVABLES CORPORATION++                                         5.22          10/01/2007           25,774
       25,774   COMERICA BANK+/-                                                          5.82          02/08/2008           25,794
    1,646,248   CREDIT SUISSE FIRST BOSTON REPURCHASE AGREEMENT - 102%
                COLLATERALIZED (MATURITY VALUE $1,646,982)                                5.35          10/01/2007        1,646,248
      309,291   CULLINAN FINANCE CORPORATION+/-++                                         5.11          02/25/2008          309,291
      128,871   CULLINAN FINANCE CORPORATION+/-++                                         5.32          02/12/2008          128,862
      386,614   CULLINAN FINANCE CORPORATION+/-++                                         5.32          08/04/2008          386,529
      773,228   EBBETS FUNDING LLC++                                                      5.90          10/01/2007          773,228
      283,517   ERASMUS CAPITAL CORPORATION++                                             5.34          10/10/2007          283,145
       51,549   ERASMUS CAPITAL CORPORATION++                                             5.65          10/01/2007           51,549
      257,743   FAIRWAY FINANCE CORPORATION++                                             5.25          10/10/2007          257,405
      206,194   FAIRWAY FINANCE CORPORATION++                                             5.30          10/05/2007          206,074
      128,871   FALCON ASSET SECURITIZATION CORPORATION                                   5.35          11/06/2007          128,196
      515,485   FIVE FINANCE INCORPORATED+/-++                                            5.30          07/09/2008          515,098
      190,214   FOUNTAIN SQUARE COMMERCIAL FUNDING CORPORATION                            5.38          10/31/2007          189,383
      128,871   GALLEON CAPITAL LLC++                                                     5.25          10/02/2007          128,852
      211,349   GALLEON CAPITAL LLC++                                                     5.28          10/01/2007          211,349
      134,026   GALLEON CAPITAL LLC                                                       5.34          10/19/2007          133,675
       51,549   HARRIER FINANCE FUNDING LLC+/-                                            5.15          04/25/2008           51,549
      128,871   HARRIER FINANCE FUNDING LLC+/-++                                          5.31          01/11/2008          128,749
      257,743   HUDSON-THAMES LLC+/-++                                                    5.67          06/16/2008          257,969
      335,065   ING (USA) ANNUITY & LIFE INSURANCE COMPANY+/-                             5.82          08/16/2008          335,065
      128,871   INTESA BANK (IRELAND) PLC SERIES BKNT+/-++                                5.14          10/24/2008          128,772
    2,989,814   JPMORGAN CHASE SECURITIES CORPORATION REPURCHASE AGREEMENT - 102%
                COLLATERALIZED (MATURITY VALUE $2,991,147)                                5.35          10/01/2007        2,989,814
      407,233   K2 (USA) LLC                                                              6.11          10/05/2007          406,997
      296,404   KESTREL FUNDING US LLC+/-++                                               5.10          02/25/2008          296,131
       51,549   KESTREL FUNDING US LLC+/-                                                 5.15          04/25/2008           51,549
       77,323   KESTREL FUNDING US LLC                                                    5.88          10/09/2007           77,232
      206,194   LIBERTY STREET FUNDING CORPORATION                                        5.28          10/01/2007          206,194
      257,743   LINKS FINANCE LLC+/-++                                                    5.32          08/15/2008          257,351
      345,375   LIQUID FUNDING LIMITED+/-++                                               5.34          11/13/2007          345,375
      381,459   LIQUID FUNDING LIMITED+/-++                                               5.70          06/11/2008          381,772
      108,767   METLIFE GLOBAL FUNDING I+/-++                                             5.43          10/05/2007          108,767
    1,683,114   MORGAN STANLEY REPURCHASE AGREEMENT - 102% COLLATERALIZED (MATURITY
                VALUE $1,683,862)                                                         5.33          10/01/2007        1,683,114

Portfolio of Investments--September 30, 2007

                                     Wells Fargo Advantage Master Portfolios 185


SMALL COMPANY GROWTH PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL      SECURITY NAME                                                          INTEREST RATE   MATURITY DATE       VALUE
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$      23,841   MORGAN STANLEY SERIES EXL+/-                                              5.83%         10/14/2008    $      23,816
      452,467   NORTH SEA FUNDING LLC                                                     5.36          10/15/2007          451,544
      257,743   NORTH SEA FUNDING LLC++                                                   5.45          10/03/2007          257,668
      257,743   NORTHERN ROCK PLC+/-++SS.                                                 5.78          11/04/2008          256,663
       69,013   PERRY GLOBAL FUNDING LLC SERIES A                                         5.59          10/11/2007           68,912
      146,913   PREMIUM ASSET TRUST+/-++                                                  5.33          12/21/2007          146,944
      128,871   PREMIUM ASSET TRUST SERIES 06-B++                                         5.50          12/16/2007          128,871
       97,942   PYXIS MASTER TRUST SERIES 2007-3+/-++                                     5.51          11/27/2007           97,942
       20,851   RACERS TRUST SERIES 2004-6-MM+/-++                                        5.19          03/24/2008           20,827
      412,388   REGENCY MARKETS #1 LLC++                                                  5.21          10/12/2007          411,728
      195,884   REGENCY MARKETS #1 LLC++                                                  5.25          10/04/2007          195,798
      103,097   ROYAL BANK OF SCOTLAND GROUP PLC                                          5.55          10/05/2007          103,099
      365,994   SCALDIS CAPITAL LIMITED++                                                 5.26          10/04/2007          365,833
      355,685   SCALDIS CAPITAL LIMITED                                                   5.29          10/22/2007          354,596
      335,065   SEDNA FINANCE INCORPORATED                                                5.38          10/09/2007          334,673
      185,575   SEDNA FINANCE INCORPORATED+/-++                                           5.79          04/10/2008          185,456
       77,323   SHEFFIELD RECEIVABLES CORPORATION++                                       5.25          10/05/2007           77,278
      131,449   SHIPROCK FINANCE SERIES 2007-4A+/-++                                      5.82          04/11/2008          131,449
      100,520   SKANDINAVISKA ENSKILDA BANKEN AB (NEW YORK)+/-                            5.11          02/29/2008          100,503
      128,871   SKANDINAVISKA ENSKILDA BANKEN AB (NEW YORK)+/-                            5.70          02/04/2008          128,981
      103,097   SLM CORPORATION+/-++                                                      5.81          05/12/2008          102,193
      159,800   STANFIELD VICTORIA FUNDING LLC+/-++                                       5.36          04/03/2008          159,744
      257,743   STANFIELD VICTORIA FUNDING LLC+/-++                                       5.57          02/15/2008          257,768
      257,743   TANGO FINANCE CORPORATION                                                 5.37          10/04/2007          257,629
      314,446   THAMES ASSET GLOBAL SECURITIZATION #1 INCORPORATED++                      5.30          10/15/2007          313,804
       30,929   THAMES ASSET GLOBAL SECURITIZATION #1 INCORPORATED                        5.31          10/17/2007           30,857
       29,800   THE TRAVELERS INSURANCE COMPANY+/-                                        5.89          02/08/2008           29,800
      107,489   THUNDER BAY FUNDING INCORPORATED                                          5.32          10/25/2007          107,113
      252,186   THUNDER BAY FUNDING INCORPORATED++                                        5.33          10/02/2007          252,148
       41,239   TULIP FUNDING CORPORATION++                                               5.25          10/04/2007           41,221
      206,194   TULIP FUNDING CORPORATION                                                 5.27          10/26/2007          205,441
      128,871   UNICREDITO ITALIANO BANK (IRELAND) SERIES EXL+/-++                        5.77          10/08/2008          128,632
      128,871   UNICREDITO ITALIANO BANK (IRELAND) SERIES LIB+/-++                        5.84          10/08/2008          128,635
       51,549   VERSAILLES CDS LLC++                                                      5.24          10/03/2007           51,534
      206,194   VERSAILLES CDS LLC                                                        5.39          10/16/2007          205,742
      257,743   VERSAILLES CDS LLC                                                        5.40          10/23/2007          256,915
      221,659   VICTORIA FINANCE LLC+/-++                                                 5.32          07/28/2008          221,209
      128,871   VICTORIA FINANCE LLC+/-++                                                 5.34          08/07/2008          128,871
      257,743   WHITE PINE FINANCE LLC+/-++                                               5.46          02/22/2008          257,764
      103,097   ZELA FINANCE CORPORATION                                                  5.32          10/26/2007          102,721

                                                                                                                         26,557,095
                                                                                                                      -------------

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $27,779,084)                                                               27,779,084
                                                                                                                      -------------

186 Wells Fargo Advantage Master Portfolios

                                    Portfolio of Investments--September 30, 2007


SMALL COMPANY GROWTH PORTFOLIO
--------------------------------------------------------------------------------

SHARES         SECURITY NAME                                                                                              VALUE
SHORT-TERM INVESTMENTS: 3.09%
   25,775,427   WELLS FARGO ADVANTAGE MONEY MARKET TRUST~+++                                                          $  25,775,427
                                                                                                                      -------------

TOTAL SHORT-TERM INVESTMENTS (COST $25,775,427)                                                                          25,775,427
                                                                                                                      -------------
TOTAL INVESTMENTS IN SECURITIES
(COST $802,067,934)*                                           105.02%                                                $ 875,615,890

OTHER ASSETS AND LIABILITIES, NET                               (5.02)                                                  (41,868,218)
                                                               ------                                                 -------------

TOTAL NET ASSETS                                               100.00%                                                $ 833,747,672
                                                               ------                                                 -------------

--------------------------------------------------------------------------------
<<    All or a portion of this security is on loan. (See Note 2)

+     Non-income earning securities.

+/-   Variable rate investments.

++ Securities that may be resold to "qualified institutional buyers" under rule 144A or securities offered pursuant to section 4(2) of the Securities Act of 1933, as amended.

^^ This security is currently in default with regards to scheduled interest or principal payments.

SS. These securities are subject to a demand feature which reduces the effective maturity.

~ This Wells Fargo Advantage Fund invests cash balances that it retains for liquidity purposes in a Wells Fargo Advantage Money Market Fund. The fund does not pay an investment advisory fee for such investments.

+++   Security of an affiliate of the fund with a cost of $25,775,427.

* Cost for federal income tax purposes is $803,164,856 and net unrealized appreciation (depreciation) consists of:

      Gross unrealized appreciation                    $ 118,697,801
      Gross unrealized depreciation                      (46,246,767)
                                                       -------------
      Net unrealized appreciation (depreciation)       $  72,451,034

      The accompanying notes are an integral part of these financial statements.

Portfolio of Investments--September 30, 2007

                                     Wells Fargo Advantage Master Portfolios 187


SMALL COMPANY VALUE PORTFOLIO
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
COMMON STOCKS: 97.93%

APPAREL & ACCESSORY STORES: 2.70%
        151,600    CACHE INCORPORATED<<+                                                                            $     2,706,060
        253,890    CARTER'S INCORPORATED<<+                                                                               5,065,106
        185,510    TWEEN BRANDS INCORPORATED<<+                                                                           6,092,148

                                                                                                                         13,863,314
                                                                                                                    ---------------
AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS: 2.48%
        240,090    ASBURY AUTOMOTIVE GROUP INCORPORATED<<                                                                 4,756,183
        227,180    MARINEMAX INCORPORATED<<+                                                                              3,307,741
        195,550    SONIC AUTOMOTIVE INCORPORATED<<                                                                        4,681,467

                                                                                                                         12,745,391
                                                                                                                    ---------------
AUTOMOTIVE REPAIR, SERVICES & PARKING: 1.13%
        167,236    DOLLAR THRIFTY AUTOMOTIVE GROUP INCORPORATED<<+                                                        5,801,417
                                                                                                                    ---------------
BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS: 0.59%
        141,420    RYLAND GROUP INCORPORATED<<                                                                            3,030,631
                                                                                                                    ---------------
BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS: 0.53%
        253,390    BUILDERS FIRSTSOURCE INCORPORATED<<+                                                                   2,731,544
                                                                                                                    ---------------
BUSINESS SERVICES: 5.75%
        193,640    AIRCASTLE LIMITED                                                                                      6,471,449
        185,620    AVOCENT CORPORATION<<+                                                                                 5,405,254
         84,590    HEIDRICK & STRUGGLES INTERNATIONAL INCORPORATED                                                        3,083,306
         33,470    MICROSTRATEGY INCORPORATED CLASS A+                                                                    2,655,510
        266,420    RENT-A-CENTER INCORPORATED<<+                                                                          4,830,195
        134,300    SYNNEX CORPORATION+                                                                                    2,761,208
        173,400    TAL INTERNATIONAL GROUP INCORPORATED<<                                                                 4,347,138

                                                                                                                         29,554,060
                                                                                                                    ---------------
CHEMICALS & ALLIED PRODUCTS: 3.64%
         79,610    CYTEC INDUSTRIES INCORPORATED                                                                          5,444,528
        207,900    ELIZABETH ARDEN INCORPORATED+                                                                          5,604,984
        212,990    ROCKWOOD HOLDINGS INCORPORATED<<+                                                                      7,631,432

                                                                                                                         18,680,944
                                                                                                                    ---------------
COMMUNICATIONS: 1.77%
        938,880    CINCINNATI BELL INCORPORATED<<+                                                                        4,638,067
        225,790    IOWA TELECOMMUNICATIONS SERVICES INCORPORATED                                                          4,481,932

                                                                                                                          9,119,999
                                                                                                                    ---------------
CONSTRUCTION SPECIAL TRADE CONTRACTORS: 0.90%
        420,500    CHAMPION ENTERPRISES INCORPORATED<<+                                                                   4,617,090
                                                                                                                    ---------------
DEPOSITORY INSTITUTIONS: 13.37%
        314,020    BANKUNITED FINANCIAL CORPORATION CLASS A<<                                                             4,879,871
        189,290    BOSTON PRIVATE FINANCIAL HOLDINGS INCORPORATED<<                                                       5,269,834
        307,920    DIME COMMUNITY BANCSHARES                                                                              4,609,562
        260,390    FIRSTMERIT CORPORATION<<                                                                               5,145,306
        246,540    FRANKLIN BANK CORPORATION<<+                                                                           2,268,168
         94,060    IBERIABANK CORPORATION                                                                                 4,952,259
        266,690    PACIFIC CAPITAL BANCORP                                                                                7,013,947
        189,050    PFF BANCORP INCORPORATED                                                                               2,900,027
        168,600    PRIVATEBANCORP INCORPORATED<<                                                                          5,874,024

188 Wells Fargo Advantage Master Portfolios

                                    Portfolio of Investments--September 30, 2007


SMALL COMPANY VALUE PORTFOLIO
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
DEPOSITORY INSTITUTIONS (continued)
        225,860    PROVIDENT FINANCIAL SERVICES INCORPORATED<<                                                      $     3,697,328
        222,930    SOUTH FINANCIAL GROUP INCORPORATED                                                                     5,069,428
        306,440    UCBH HOLDINGS INCORPORATED                                                                             5,356,571
        188,690    UMPQUA HOLDINGS CORPORATION                                                                            3,775,687
        133,950    WESTERN ALLIANCE BANCORP<<+                                                                            3,157,202
        110,390    WINTRUST FINANCIAL CORPORATION<<                                                                       4,712,549

                                                                                                                         68,681,763
                                                                                                                    ---------------
EATING & DRINKING PLACES: 2.72%
        469,150    CKE RESTAURANTS INCORPORATED<<                                                                         7,604,922
        240,700    LANDRY'S RESTAURANTS INCORPORATED<<                                                                    6,368,922

                                                                                                                         13,973,844
                                                                                                                    ---------------
ELECTRIC, GAS & SANITARY SERVICES: 0.98%
        168,740    UNISOURCE ENERGY CORPORATION<<                                                                         5,043,639
                                                                                                                    ---------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT: 9.09%
        410,700    AMIS HOLDINGS INCORPORATED+                                                                            3,987,897
        179,300    COMTECH TELECOMMUNICATIONS CORPORATION<<+                                                              9,590,757
        325,100    PHOTRONICS INCORPORATED+                                                                               3,709,391
        900,060    POWERWAVE TECHNOLOGIES<<+                                                                              5,544,370
         96,120    REGAL-BELOIT CORPORATION                                                                               4,603,187
        103,650    ROGERS CORPORATION<<+                                                                                  4,269,344
        149,600    TECHNITROL INCORPORATED                                                                                4,031,720
        408,870    TTM TECHNOLOGIES INCORPORATED+                                                                         4,730,626
        253,270    WESTAR ENERGY INCORPORATED<<                                                                           6,220,311

                                                                                                                         46,687,603
                                                                                                                    ---------------
FOOD & KINDRED PRODUCTS: 1.02%
        248,250    HERCULES INCORPORATED                                                                                  5,218,215
                                                                                                                    ---------------
FURNITURE & FIXTURES: 1.70%
        400,700    FURNITURE BRANDS INTERNATIONAL INCORPORATED<<                                                          4,063,098
        331,700    SEALY CORPORATION<<                                                                                    4,657,068

                                                                                                                          8,720,166
                                                                                                                    ---------------
GENERAL MERCHANDISE STORES: 1.63%
        233,400    CABELA'S INCORPORTED<<+                                                                                5,519,910
        271,320    FRED'S INCORPORATED                                                                                    2,857,000

                                                                                                                          8,376,910
                                                                                                                    ---------------
HEALTH SERVICES: 3.15%
        234,900    AMSURG CORPORATION<<+                                                                                  5,419,143
        159,650    MAGELLAN HEALTH SERVICES INCORPORATED+                                                                 6,478,597
        207,100    RADIATION THERAPY SERVICES INCORPORATED<<+                                                             4,311,822

                                                                                                                         16,209,562
                                                                                                                    ---------------
HOLDING & OTHER INVESTMENT OFFICES: 8.51%
        204,370    AMERICAN CAMPUS COMMUNITIES                                                                            5,985,997
        247,700    BIOMED REALTY TRUST INCORPORATED                                                                       5,969,570
        126,100    CORPORATE OFFICE PROPERTIES TRUST                                                                      5,249,543
        218,750    EQUITY ONE INCORPORATED<<                                                                              5,950,000
        270,740    FIRST POTOMAC REALTY TRUST<<                                                                           5,902,132
        262,000    FRANKLIN STREET PROPERTIES CORPORATION<<                                                               4,519,500
        192,480    SUNSTONE HOTEL INVESTORS INCORPORATED                                                                  4,935,187

Portfolio of Investments--September 30, 2007

                                     Wells Fargo Advantage Master Portfolios 189


SMALL COMPANY VALUE PORTFOLIO
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
HOLDING & OTHER INVESTMENT OFFICES (continued)
        392,720    U-STORE-IT TRUST                                                                                 $     5,183,904

                                                                                                                         43,695,833
                                                                                                                    ---------------
HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES: 1.37%
        132,310    GAYLORD ENTERTAINMENT COMPANY<<                                                                        7,041,538
                                                                                                                    ---------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT: 2.26%
        279,640    GOODMAN GLOBAL INCORPORATED<<+                                                                         6,677,803
        132,190    TIMKEN COMPANY<<                                                                                       4,910,859

                                                                                                                         11,588,662
                                                                                                                    ---------------
INSURANCE CARRIERS: 6.42%
        317,850    AMERICAN EQUITY INVESTMENT LIFE HOLDING COMPANY<<                                                      3,385,103
         81,791    ARGO GROUP INTERNATIONAL HOLDINGS LIMITED<<+                                                           3,558,734
        144,950    ASSURED GUARANTY LIMITED<<                                                                             3,938,292
        310,880    HEALTHSPRING INCORPORATED<<+                                                                           6,062,160
        153,610    PLATINUM UNDERWRITERS HOLDINGS LIMITED                                                                 5,523,816
        223,410    SECURITY CAPITAL ASSURANCE LIMITED<<                                                                   5,102,684
        137,990    UNITED FIRE & CASUALTY COMPANY<<                                                                       5,394,029

                                                                                                                         32,964,818
                                                                                                                    ---------------
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS: 6.08%
        155,210    ANAREN INCORPORATED+                                                                                   2,188,461
        102,210    COOPER COMPANIES INCORPORATED<<                                                                        5,357,848
        161,380    CUTERA INCORPORATED<<+                                                                                 4,229,770
        120,450    DRS TECHNOLOGIES INCORPORATED                                                                          6,639,204
        258,250    EAGLE TEST SYSTEMS INCORPORATED+                                                                       3,310,765
        221,500    MKS INSTRUMENTS INCORPORATED<<+                                                                        4,212,930
        316,400    SYMMETRY MEDICAL INCORPORATED+                                                                         5,283,880

                                                                                                                         31,222,858
                                                                                                                    ---------------
METAL FABRICATE, HARDWARE: 1.64%
        262,800    CHART INDUSTRIES INCORPORATED+                                                                         8,451,648
                                                                                                                    ---------------
MOTION PICTURES: 0.84%
        159,130    AVID TECHNOLOGY INCORPORATED<<+                                                                        4,309,240
                                                                                                                    ---------------
OIL & GAS EXTRACTION: 5.18%
        294,110    EDGE PETROLEUM CORPORATION<<+                                                                          3,776,372
        179,220    GOODRICH PETROLEUM CORPORATION<<+                                                                      5,681,274
        184,380    HERCULES OFFSHORE INCORPORATED<<+                                                                      4,814,162
        326,870    KEY ENERGY SERVICES INCORPORATED<<+                                                                    5,556,790
        328,790    MARINER ENERGY INCORPORATED<<+                                                                         6,809,241

                                                                                                                         26,637,839
                                                                                                                    ---------------
PETROLEUM REFINING & RELATED INDUSTRIES: 0.80%
        277,500    HEADWATERS INCORPORATED<<+                                                                             4,129,200
                                                                                                                    ---------------
PRINTING, PUBLISHING & ALLIED INDUSTRIES: 0.81%
        326,280    GATEHOUSE MEDIA INCORPORATED                                                                           4,160,070
                                                                                                                    ---------------
STONE, CLAY, GLASS & CONCRETE PRODUCTS: 1.00%
        120,830    CABOT MICROELECTRONICS CORPORATION<<+                                                                  5,165,483
                                                                                                                    ---------------
TRANSPORTATION BY AIR: 1.03%
        535,940    AIRTRAN HOLDINGS INCORPORATED<<+                                                                       5,273,650
                                                                                                                    ---------------

190 Wells Fargo Advantage Master Portfolios

                                    Portfolio of Investments--September 30, 2007


SMALL COMPANY VALUE PORTFOLIO
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
TRANSPORTATION EQUIPMENT: 4.44%
        160,540    AFTERMARKET TECHNOLOGY CORPORATION+                                                              $     5,095,540
        338,950    ARVIN INDUSTRIES INCORPORATED<<                                                                        5,701,139
        537,530    FLEETWOOD ENTERPRISES INCORPORATED<<+                                                                  4,595,882
        217,940    MARTEN TRANSPORT LIMITED+                                                                              3,358,453
        131,030    TENNECO AUTOMOTIVE INCORPORATED+                                                                       4,063,240

                                                                                                                         22,814,254
                                                                                                                    ---------------
TRANSPORTATION SERVICES: 1.04%
        124,870    GATX CORPORATION                                                                                       5,338,193
                                                                                                                    ---------------
WHOLESALE TRADE NON-DURABLE GOODS: 1.38%
        235,410    PERFORMANCE FOOD GROUP COMPANY<<+                                                                      7,092,900
                                                                                                                    ---------------
WHOLESALE TRADE-DURABLE GOODS: 1.98%
        179,890    A.M. CASTLE & COMPANY                                                                                  5,864,414
        100,100    WESCO INTERNATIONAL INCORPORATED+                                                                      4,298,294

                                                                                                                         10,162,708
                                                                                                                    ---------------

TOTAL COMMON STOCKS (COST $507,849,747)                                                                                 503,104,986
                                                                                                                    ---------------
COLLATERAL FOR SECURITIES LENDING: 50.25%
COLLATERAL INVESTED IN MONEY MARKET FUNDS: 2.21%
      4,170,530    AIM SHORT-TERM INVESTMENT COMPANY - LIQUID ASSETS PORTFOLIO                                            4,170,530
      3,592,969    BLACKROCK TEMP FUND B #24 MONEY MARKET FUND                                                            3,592,969
      3,592,969    SCUDDER DAILY ASSETS MONEY MARKET FUND                                                                 3,592,969

                                                                                                                         11,356,468
                                                                                                                    ---------------

PRINCIPAL                                                                          INTEREST RATE    MATURITY DATE
COLLATERAL INVESTED IN OTHER ASSETS: 48.04%
$     2,874,375    ALPINE SECURITIZATION CORPORATION                                    5.30%         10/03/2007          2,873,542
        479,063    ATLANTIC ASSET SECURITIZATION CORPORATION++                          5.30          10/02/2007            478,991
      2,395,313    ATLANTIC ASSET SECURITIZATION CORPORATION                            5.30          10/24/2007          2,387,288
      1,197,656    ATLAS CAPITAL FUNDING CORPORATION SERIES MTN1+/-++                   5.03          10/25/2007          1,197,668
      1,197,656    BANCO SANTANDER TOTTA LOAN+/-++                                      5.76          10/15/2008          1,197,501
      1,197,656    BANK OF IRELAND SERIES EXTC+/-++                                     5.35          10/14/2008          1,195,848
      1,676,719    BANK OF MONTREAL                                                     5.08          10/22/2007          1,676,484
      4,311,563    BARCLAYS REPURCHASE AGREEMENT - 102% COLLATERALIZED (MATURITY
                   VALUE $4,313,503)                                                    5.40          10/01/2007          4,311,563
      1,676,719    BARTON CAPITAL CORPORATION                                           5.23          10/02/2007          1,676,467
      1,580,906    BARTON CAPITAL CORPORATION                                           5.24          10/15/2007          1,577,681
      1,304,104    BARTON CAPITAL CORPORATION                                           5.27          10/19/2007          1,300,687
      2,395,313    BEAR STEARNS & COMPANY INCORPORATED INTERNATIONAL REPURCHASE
                   AGREEMENT - 102% COLLATERALIZED (MATURITY VALUE $2,396,371)          5.30          10/01/2007          2,395,313
      6,706,875    BEAR STEARNS & COMPANY INCORPORATED REPURCHASE AGREEMENT -
                   102% COLLATERALIZED (MATURITY VALUE $6,709,865)                      5.35          10/01/2007          6,706,875
        958,125    BNP PARIBAS+/-                                                       5.33          05/07/2008            957,445
        515,582    BNP PARIBAS REPURCHASE AGREEMENT - 102% COLLATERALIZED
                   (MATURITY VALUE $515,809)                                            5.29          10/01/2007            515,582
      7,185,938    BNP PARIBAS REPURCHASE AGREEMENT - 102% COLLATERALIZED
                   (MATURITY VALUE $7,189,130)                                          5.33          10/01/2007          7,185,938
      1,293,469    CAFCO LLC++                                                          5.20          10/02/2007          1,293,275
        718,594    CANCARA ASSET SECURITIZATION LIMITED++                               5.19          10/17/2007            716,919
      1,628,813    CHARIOT FUNDING LLC                                                  5.18          10/18/2007          1,624,773
      1,676,719    CHARIOT FUNDING LLC++                                                5.31          10/09/2007          1,674,757

Portfolio of Investments--September 30, 2007

                                     Wells Fargo Advantage Master Portfolios 191


SMALL COMPANY VALUE PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL          SECURITY NAME                                                   INTEREST RATE    MATURITY DATE         VALUE
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$     1,676,719    CHARIOT FUNDING LLC++                                                5.37%         10/04/2007    $     1,675,981
      3,113,906    CHEYNE FINANCE LLC+/-++^^                                            4.98          02/25/2008          2,983,091
      2,395,313    CHEYNE FINANCE LLC+/-++^^                                            5.29          05/19/2008          2,395,313
        479,063    CIT GROUP INCORPORATED+/-                                            5.67          12/19/2007            476,490
        528,166    CIT GROUP INCORPORATED+/-                                            5.73          11/23/2007            525,203
      8,179,127    CITIGROUP REPURCHASE AGREEMENT - 102% COLLATERALIZED (MATURITY
                   VALUE $8,182,760)                                                    5.33          10/01/2007          8,179,127
        239,531    CLIPPER RECEIVABLES CORPORATION++                                    5.22          10/01/2007            239,531
        239,531    COMERICA BANK+/-                                                     5.82          02/08/2008            239,713
     15,299,290    CREDIT SUISSE FIRST BOSTON REPURCHASE AGREEMENT - 102%
                   COLLATERALIZED (MATURITY VALUE $15,306,111)                          5.35          10/01/2007         15,299,290
      2,874,375    CULLINAN FINANCE CORPORATION+/-++                                    5.11          02/25/2008          2,874,375
      1,197,656    CULLINAN FINANCE CORPORATION+/-++                                    5.32          02/12/2008          1,197,572
      3,592,969    CULLINAN FINANCE CORPORATION+/-++                                    5.32          08/04/2008          3,592,178
      7,185,938    EBBETS FUNDING LLC++                                                 5.90          10/01/2007          7,185,938
      2,634,844    ERASMUS CAPITAL CORPORATION++                                        5.34          10/10/2007          2,631,392
        479,063    ERASMUS CAPITAL CORPORATION++                                        5.65          10/01/2007            479,063
      2,395,313    FAIRWAY FINANCE CORPORATION++                                        5.25          10/10/2007          2,392,175
      1,916,250    FAIRWAY FINANCE CORPORATION++                                        5.30          10/05/2007          1,915,139
      1,197,656    FALCON ASSET SECURITIZATION CORPORATION                              5.35          11/06/2007          1,191,381
      4,790,625    FIVE FINANCE INCORPORATED+/-++                                       5.30          07/09/2008          4,787,032
      1,767,741    FOUNTAIN SQUARE COMMERCIAL FUNDING CORPORATION                       5.38          10/31/2007          1,760,016
      1,197,656    GALLEON CAPITAL LLC++                                                5.25          10/02/2007          1,197,477
      1,964,156    GALLEON CAPITAL LLC++                                                5.28          10/01/2007          1,964,156
      1,245,563    GALLEON CAPITAL LLC                                                  5.34          10/19/2007          1,242,299
        479,063    HARRIER FINANCE FUNDING LLC+/-                                       5.15          04/25/2008            479,063
      1,197,656    HARRIER FINANCE FUNDING LLC+/-++                                     5.31          01/11/2008          1,196,519
      2,395,313    HUDSON-THAMES LLC+/-++                                               5.67          06/16/2008          2,397,420
      3,113,906    ING (USA) ANNUITY & LIFE INSURANCE COMPANY+/-                        5.82          08/16/2008          3,113,906
      1,197,656    INTESA BANK (IRELAND) PLC SERIES BKNT+/-++                           5.14          10/24/2008          1,196,734
     27,785,626    JPMORGAN CHASE SECURITIES CORPORATION REPURCHASE AGREEMENT -
                   102% COLLATERALIZED (MATURITY VALUE $27,798,014)                     5.35          10/01/2007         27,785,626
      3,784,594    K2 (USA) LLC                                                         6.11          10/05/2007          3,782,399
      2,754,609    KESTREL FUNDING US LLC+/-++                                          5.10          02/25/2008          2,752,075
        479,063    KESTREL FUNDING US LLC+/-                                            5.15          04/25/2008            479,063
        718,594    KESTREL FUNDING US LLC                                               5.88          10/09/2007            717,753
      1,916,250    LIBERTY STREET FUNDING CORPORATION                                   5.28          10/01/2007          1,916,250
      2,395,313    LINKS FINANCE LLC+/-++                                               5.32          08/15/2008          2,391,672
      3,209,719    LIQUID FUNDING LIMITED+/-++                                          5.34          11/13/2007          3,209,719
      3,545,063    LIQUID FUNDING LIMITED+/-++                                          5.70          06/11/2008          3,547,970
      1,010,822    METLIFE GLOBAL FUNDING I+/-++                                        5.43          10/05/2007          1,010,822
     15,641,906    MORGAN STANLEY REPURCHASE AGREEMENT - 102% COLLATERALIZED
                   (MATURITY VALUE $15,648,854)                                         5.33          10/01/2007         15,641,906
        221,566    MORGAN STANLEY SERIES EXL+/-                                         5.83          10/14/2008            221,334
      4,204,971    NORTH SEA FUNDING LLC                                                5.36          10/15/2007          4,196,393
      2,395,313    NORTH SEA FUNDING LLC++                                              5.45          10/03/2007          2,394,618
      2,395,313    NORTHERN ROCK PLC+/-++SS.                                            5.78          11/04/2008          2,385,276
        641,369    PERRY GLOBAL FUNDING LLC SERIES A                                    5.59          10/11/2007            640,433

192 Wells Fargo Advantage Master Portfolios

                                    Portfolio of Investments--September 30, 2007


SMALL COMPANY VALUE PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL          SECURITY NAME                                                   INTEREST RATE    MATURITY DATE         VALUE
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$     1,365,328    PREMIUM ASSET TRUST+/-++                                             5.33%         12/21/2007    $     1,365,615
      1,197,656    PREMIUM ASSET TRUST SERIES 06-B++                                    5.50          12/16/2007          1,197,656
        910,219    PYXIS MASTER TRUST SERIES 2007-3+/-++                                5.51          11/27/2007            910,219
        193,781    RACERS TRUST SERIES 2004-6-MM+/-++                                   5.19          03/24/2008            193,552
      3,832,500    REGENCY MARKETS #1 LLC++                                             5.21          10/12/2007          3,826,368
      1,820,438    REGENCY MARKETS #1 LLC++                                             5.25          10/04/2007          1,819,637
        958,125    ROYAL BANK OF SCOTLAND GROUP PLC                                     5.55          10/05/2007            958,144
      3,401,344    SCALDIS CAPITAL LIMITED++                                            5.26          10/04/2007          3,399,847
      3,305,531    SCALDIS CAPITAL LIMITED                                              5.29          10/22/2007          3,295,416
      3,113,906    SEDNA FINANCE INCORPORATED                                           5.38          10/09/2007          3,110,263
      1,724,625    SEDNA FINANCE INCORPORATED+/-++                                      5.79          04/10/2008          1,723,521
        718,594    SHEFFIELD RECEIVABLES CORPORATION++                                  5.25          10/05/2007            718,177
      1,221,609    SHIPROCK FINANCE SERIES 2007-4A+/-++                                 5.82          04/11/2008          1,221,609
        934,172    SKANDINAVISKA ENSKILDA BANKEN AB (NEW YORK)+/-                       5.11          02/29/2008            934,014
      1,197,656    SKANDINAVISKA ENSKILDA BANKEN AB (NEW YORK)+/-                       5.70          02/04/2008          1,198,674
        958,125    SLM CORPORATION+/-++                                                 5.81          05/12/2008            949,722
      1,485,094    STANFIELD VICTORIA FUNDING LLC+/-++                                  5.36          04/03/2008          1,484,574
      2,395,313    STANFIELD VICTORIA FUNDING LLC+/-++                                  5.57          02/15/2008          2,395,552
      2,395,313    TANGO FINANCE CORPORATION                                            5.37          10/04/2007          2,394,259
      2,922,281    THAMES ASSET GLOBAL SECURITIZATION #1
                   INCORPORATED++                                                       5.30          10/15/2007          2,916,320
        287,438    THAMES ASSET GLOBAL SECURITIZATION #1 INCORPORATED                   5.31          10/17/2007            286,768
        276,946    THE TRAVELERS INSURANCE COMPANY+/-                                   5.89          02/08/2008            276,941
        998,941    THUNDER BAY FUNDING INCORPORATED                                     5.32          10/25/2007            995,445
      2,343,670    THUNDER BAY FUNDING INCORPORATED++                                   5.33          10/02/2007          2,343,318
        383,250    TULIP FUNDING CORPORATION++                                          5.25          10/04/2007            383,081
      1,916,250    TULIP FUNDING CORPORATION                                            5.27          10/26/2007          1,909,256
      1,197,656    UNICREDITO ITALIANO BANK (IRELAND) SERIES EXL+/-++                   5.77          10/08/2008          1,195,429
      1,197,656    UNICREDITO ITALIANO BANK (IRELAND) SERIES LIB+/-++                   5.84          10/08/2008          1,195,465
        479,063    VERSAILLES CDS LLC++                                                 5.24          10/03/2007            478,924
      1,916,250    VERSAILLES CDS LLC                                                   5.39          10/16/2007          1,912,053
      2,395,313    VERSAILLES CDS LLC                                                   5.40          10/23/2007          2,387,624
      2,059,969    VICTORIA FINANCE LLC+/-++                                            5.32          07/28/2008          2,055,787
      1,197,656    VICTORIA FINANCE LLC+/-++                                            5.34          08/07/2008          1,197,656
      2,395,313    WHITE PINE FINANCE LLC+/-++                                          5.46          02/22/2008          2,395,552
        958,125    ZELA FINANCE CORPORATION                                             5.32          10/26/2007            954,627

                                                                                                                        246,806,545
                                                                                                                    ---------------

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $258,163,013)                                                             258,163,013
                                                                                                                    ---------------

Portfolio of Investments--September 30, 2007

                                     Wells Fargo Advantage Master Portfolios 193


SMALL COMPANY VALUE PORTFOLIO
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                          VALUE
SHORT-TERM INVESTMENTS: 1.99%
     10,195,890    WELLS FARGO ADVANTAGE MONEY MARKET TRUST~+++                                                     $    10,195,890
                                                                                                                    ---------------

TOTAL SHORT-TERM INVESTMENTS (COST $10,195,890)                                                                          10,195,890
                                                                                                                    ---------------
TOTAL INVESTMENTS IN SECURITIES
(COST $776,208,650)*                           150.17%                                                              $   771,463,889

OTHER ASSETS AND LIABILITIES, NET              (50.17)                                                                 (257,733,148)
                                               ------                                                               ---------------

TOTAL NET ASSETS                               100.00%                                                              $   513,730,741
                                               ------                                                               ---------------

--------------------------------------------------------------------------------
<<    All or a portion of this security is on loan. (See Note 2)

+     Non-income earning securities.

+/-   Variable rate investments.

++ Securities that may be resold to "qualified institutional buyers" under rule 144A or securities offered pursuant to section 4(2) of the Securities Act of 1933, as amended.

^^ This security is currently in default with regards to scheduled interest or principal payments.

SS. These securities are subject to a demand feature which reduces the effective maturity.

~ This Wells Fargo Advantage Fund invests cash balances that it retains for liquidity purposes in a Wells Fargo Advantage Money Market Fund. The fund does not pay an investment advisory fee for such investments.

+++   Security of an affiliate of the fund with a cost of $10,195,890.

* Cost for federal income tax purposes is $777,060,786 and net unrealized appreciation (depreciation) consists of:

      Gross unrealized appreciation                  $ 47,314,770
      Gross unrealized depreciation                   (52,911,667)
                                                     ------------
      Net unrealized appreciation (depreciation)     $ (5,596,897)

      The accompanying notes are an integral part of these financial statements.

194 Wells Fargo Advantage Master Portfolios

                                    Portfolio of Investments--September 30, 2007


STRATEGIC SMALL CAP VALUE PORTFOLIO
--------------------------------------------------------------------------------

SHARES          SECURITY NAME                                                                                            VALUE
COMMON STOCKS: 93.90%

ADVERTISING: 0.08%
       13,700   CENVEO INCORPORATED+                                                                                $       296,331
                                                                                                                    ---------------
AMUSEMENT & RECREATION SERVICES: 0.38%
      133,250   CENTURY CASINOS INCORPORATED+                                                                               812,159
       38,100   LAKES ENTERTAINMENT INCORPORATED+                                                                           363,093
       88,600   WESTWOOD ONE INCORPORATED+                                                                                  243,650

                                                                                                                          1,418,902
                                                                                                                    ---------------
APPAREL & ACCESSORY STORES: 1.49%
       53,300   CHARLOTTE RUSSE HOLDING INCORPORATED+                                                                       780,312
       29,700   CHARMING SHOPPES INCORPORATED+                                                                              249,480
       23,800   CHRISTOPHER & BANKS CORPORATION                                                                             288,456
       21,000   COLLECTIVE BRANDS INCORPORATED+                                                                             463,260
      110,921   DELIA*S INCORPORATED+                                                                                       521,329
       43,600   FINISH LINE INCORPORATED CLASS A+                                                                           189,224
      107,200   NEW YORK AND COMPANY INCORPORATED+                                                                          653,920
        9,900   STAGE STORES INCORPORATED                                                                                   180,477
       47,700   THE CATO CORPORATION CLASS A                                                                                974,988
       61,200   UNITED RETAIL GROUP INCORPORATED+                                                                           831,708
      100,000   WET SEAL INCORPORATED CLASS A+                                                                              387,000

                                                                                                                          5,520,154
                                                                                                                    ---------------
APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS: 0.82%
       18,700   KELLWOOD COMPANY                                                                                            318,835
       60,800   MAIDENFORM BRANDS INCORPORATED+                                                                             965,504
       38,100   MOTHERS WORK INCORPORATED+                                                                                  711,327
       35,200   QUIKSILVER INCORPORATED+                                                                                    503,360
       12,500   SKECHERS U.S.A. INCORPORATED CLASS A+                                                                       276,250
       43,800   TEFRON LIMITED+                                                                                             271,998

                                                                                                                          3,047,274
                                                                                                                    ---------------
AUTOMOTIVE REPAIR, SERVICES & PARKING: 0.54%
       59,690   MONRO MUFFLER BRAKE INCORPORATED                                                                          2,016,925
                                                                                                                    ---------------
BIOPHARMACEUTICALS: 0.12%
        2,500   CEPHALON INCORPORATED+                                                                                      182,650
       27,760   CV THERAPEUTICS INCORPORATED+                                                                               249,285

                                                                                                                            431,935
                                                                                                                    ---------------
BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS: 0.54%
        3,700   AVATAR HOLDINGS INCORPORATED+                                                                               184,741
       24,185   CAVCO INDUSTRIES INCORPORATED+                                                                              810,198
       19,400   LEVITT CORPORATION CLASS A+                                                                                  38,994
       78,110   PALM HARBOR HOMES INCORPORATED+                                                                             974,813

                                                                                                                          2,008,746
                                                                                                                    ---------------
BUSINESS SERVICES: 9.82%
      439,215   3COM CORPORATION+                                                                                         2,169,722
       68,255   ABM INDUSTRIES INCORPORATED                                                                               1,363,735
       71,800   AMERICAN SOFTWARE INCORPORATED CLASS A                                                                      660,560
       51,600   ANSWERTHINK CONSULTING GROUP INCORPORATED+                                                                  169,764
      318,800   APAC CUSTOMER SERVICES INCORPORATED+                                                                        803,376
      261,792   ASSET ACCEPTANCE CAPITAL CORPORATION+                                                                     3,036,787

Portfolio of Investments--September 30, 2007

                                     Wells Fargo Advantage Master Portfolios 195


STRATEGIC SMALL CAP VALUE PORTFOLIO
--------------------------------------------------------------------------------

SHARES          SECURITY NAME                                                                                            VALUE
BUSINESS SERVICES (continued)
      126,600   BEA SYSTEMS INCORPORATED+                                                                           $     1,755,942
      319,300   BORLAND SOFTWARE CORPORATION+                                                                             1,388,955
       62,600   CAI INTERNATIONAL INCORPORATED+                                                                             882,660
       43,500   COGNEX CORPORATION                                                                                          772,560
       17,200   COMSYS IT PARTNERS INCORPORATED+                                                                            289,132
       22,900   COREL CORPORATION+                                                                                          293,349
       23,200   ELECTRO RENT CORPORATION                                                                                    325,032
       20,470   ELECTRONICS FOR IMAGING INCORPORATED+                                                                       549,824
       19,900   FAIR ISAAC CORPORATION                                                                                      718,589
       67,150   GERBER SCIENTIFIC INCORPORATED+                                                                             728,578
       19,331   GEVITY HR INCORPORATED                                                                                      198,143
      100,700   GSE SYSTEMS INCORPORATED+                                                                                   679,725
      143,617   HEALTHCARE SERVICES GROUP                                                                                 2,911,117
      242,815   HILL INTERNATIONAL INCORPORATED+                                                                          2,185,335
        9,900   HMS HOLDINGS CORPORATION+                                                                                   243,639
       70,300   I2 TECHNOLOGIES INCORPORATED+                                                                             1,072,075
      111,200   INFOUSA INCORPORATED                                                                                      1,033,048
       82,800   JDA SOFTWARE GROUP INCORPORATED+                                                                          1,710,648
      228,700   LIONBRIDGE TECHNOLOGIES INCORPORATED+                                                                       912,513
      210,600   MIDWAY GAMES INCORPORATED+                                                                                  918,216
       18,100   MPS GROUP INCORPORATED+                                                                                     201,815
       35,900   MSC SOFTWARE CORPORATION+                                                                                   488,958
       40,000   NOVELL INCORPORATED+                                                                                        305,600
       30,200   PEGASYSTEMS INCORPORATED                                                                                    359,380
       32,400   PEROT SYSTEMS CORPORATION CLASS A+                                                                          547,884
       70,200   PLATO LEARNING INCORPORATED+                                                                                265,356
       12,500   SILICON GRAPHICS INCORPORATED+                                                                              246,875
       53,700   SPSS INCORPORATED+                                                                                        2,209,218
      103,900   SUPPORTSOFT INCORPORATED+                                                                                   606,776
       18,300   SYBASE INCORPORATED+                                                                                        423,279
       15,900   SYKES ENTERPRISES INCORPORATED+                                                                             264,099
      143,895   TIER TECHNOLOGIES INCORPORATED CLASS B+                                                                   1,467,729
       42,000   TRADESTATION GROUP INCORPORATED+                                                                            490,140
       28,735   VIGNETTE CORPORATION+                                                                                       576,711
       27,900   WEBSITE PROS INCORPORATED+                                                                                  291,834

                                                                                                                         36,518,678
                                                                                                                    ---------------
CHEMICALS & ALLIED PRODUCTS: 3.50%
       38,655   ALPHARMA INCORPORATED CLASS A+                                                                              825,671
       86,500   AVENTINE RENEWABLE ENERGY HOLDINGS INCORPORATED+                                                            914,305
        5,300   CHATTEM INCORPORATED+                                                                                       373,756
       72,515   COLLAGENEX PHARMACEUTICALS INCORPORATED+                                                                    651,185
       72,300   DRAXIS HEALTH INCORPORATED+                                                                                 375,960
       50,700   ELIZABETH ARDEN INCORPORATED+                                                                             1,366,872
       52,900   ICO INCORPORATED+                                                                                           744,832
       58,100   LANDEC CORPORATION+                                                                                         898,226
       35,000   NOVEN PHARMACEUTICALS INCORPORATED+                                                                         557,550
      122,085   ORASURE TECHNOLOGIES INCORPORATED+                                                                        1,226,954
       10,900   PAR PHARMACEUTICAL COMPANIES INCORPORATED+                                                                  202,304
       91,460   PRESTIGE BRANDS HOLDINGS INCORPORATED+                                                                    1,004,231
       12,600   ROCKWOOD HOLDINGS INCORPORATED+                                                                             451,458
       48,053   SERACARE LIFE SCIENCES INCORPORATED+                                                                        276,305
      174,890   WELLMAN INCORPORATED                                                                                        419,736
      802,600   XOMA LIMITED+                                                                                             2,736,866

                                                                                                                         13,026,211
                                                                                                                    ---------------

196 Wells Fargo Advantage Master Portfolios

                                    Portfolio of Investments--September 30, 2007


STRATEGIC SMALL CAP VALUE PORTFOLIO
--------------------------------------------------------------------------------

SHARES          SECURITY NAME                                                                                            VALUE
COMMUNICATIONS: 1.03%
       66,440   CHINA GRENTECH CORPORATION LIMITED ADR+                                                             $       654,434
      112,845   CINCINNATI BELL INCORPORATED+                                                                               557,454
        3,400   IOWA TELECOMMUNICATIONS SERVICES INCORPORATED                                                                67,490
       74,365   MASTEC INCORPORATED+                                                                                      1,046,316
      120,300   PREMIERE GLOBAL SERVICES INCORPORATED+                                                                    1,521,795

                                                                                                                          3,847,489
                                                                                                                    ---------------
CONSTRUCTION SPECIAL TRADE CONTRACTORS: 1.24%
      290,635   CHAMPION ENTERPRISES INCORPORATED+                                                                        3,191,172
       53,775   COMFORT SYSTEMS USA INCORPORATED                                                                            763,605
       41,900   INSITUFORM TECHNOLOGIES INCORPORATED CLASS A+                                                               638,137

                                                                                                                          4,592,914
                                                                                                                    ---------------
DEPOSITORY INSTITUTIONS: 6.77%
       13,400   AMCORE FINANCIAL INCORPORATED                                                                               333,928
       27,200   ANCHOR BANCORP WISCONSIN INCORPORATED                                                                       734,400
       23,700   ASTORIA FINANCIAL CORPORATION                                                                               628,761
      139,800   BANKATLANTIC BANCORP INCORPORATED CLASS A                                                                 1,212,066
        5,100   BANNER CORPORATION                                                                                          175,389
       57,800   BFC FINANCIAL CORPORATION+                                                                                  168,776
       14,000   BOSTON PRIVATE FINANCIAL HOLDINGS INCORPORATED                                                              389,760
        6,900   CENTRAL PACIFIC FINANCIAL CORPORATION                                                                       201,480
      108,700   CITIZENS REPUBLIC BANKCORP INCORPORATED                                                                   1,751,157
       12,800   COMMUNITY TRUST BANCORP                                                                                     384,512
       84,300   FIRST COMMONWEALTH FINANCIAL CORPORATION                                                                    932,358
        6,800   FIRST COMMUNITY BANCORP                                                                                     372,028
      267,500   FIRST FINANCIAL BANCORP                                                                                   3,418,650
       24,200   FIRST HORIZON NATIONAL CORPORATION                                                                          645,172
       11,000   FIRST MIDWEST BANCORP INCORPORATED                                                                          375,760
       43,873   FIRST SECURITY GROUP INCORPORATED                                                                           438,730
       19,500   FIRSTMERIT CORPORATION                                                                                      385,320
       16,600   FRONTIER FINANCIAL CORPORATION                                                                              387,278
       50,900   FULTON FINANCIAL CORPORATION                                                                                731,942
       16,400   INTERNATIONAL BANCSHARES CORPORATION                                                                        355,880
       16,660   MIDWEST BANC HOLDINGS INCORPORATED                                                                          246,068
       55,517   NATIONAL PENN BANCSHARES INCORPORATED                                                                       908,258
       24,300   OLD NATIONAL BANCORP                                                                                        402,651
       15,100   PACIFIC CAPITAL BANCORP                                                                                     397,130
       15,000   PROVIDENT BANKSHARES CORPORATION                                                                            469,950
       48,700   SOUTH FINANCIAL GROUP INCORPORATED                                                                        1,107,438
       42,100   STERLING FINANCIAL CORPORATION                                                                            1,132,911
       50,400   SUSQUEHANNA BANCSHARES INCORPORATED                                                                       1,013,040
        9,100   UMB FINANCIAL CORPORATION                                                                                   390,026
       71,000   UMPQUA HOLDINGS CORPORATION                                                                               1,420,710
       14,900   UNITED COMMUNITY BANKS INCORPORATED                                                                         365,348
       13,100   VALLEY NATIONAL BANCORP                                                                                     290,558
       27,000   WASHINGTON FEDERAL INCORPORATED                                                                             709,020
       17,200   WEBSTER FINANCIAL CORPORATION                                                                               724,464
       18,400   WILMINGTON TRUST CORPORATION                                                                                715,760
       20,315   WINTRUST FINANCIAL CORPORATION                                                                              867,247

                                                                                                                         25,183,926
                                                                                                                    ---------------
EATING & DRINKING PLACES: 0.36%
       68,600   BUCA INCORPORATED+                                                                                          128,282
        5,225   CALIFORNIA PIZZA KITCHEN INCORPORATED+                                                                       91,803

Portfolio of Investments--September 30, 2007

                                     Wells Fargo Advantage Master Portfolios 197


STRATEGIC SMALL CAP VALUE PORTFOLIO
--------------------------------------------------------------------------------

SHARES          SECURITY NAME                                                                                            VALUE
EATING & DRINKING PLACES (continued)
       17,100   CEC ENTERTAINMENT INCORPORATED+                                                                     $       459,477
       30,300   O'CHARLEYS INCORPORATED                                                                                     459,348
       19,400   RUBIO'S RESTAURANTS INCORPORATED+                                                                           193,030

                                                                                                                          1,331,940
                                                                                                                    ---------------
EDUCATIONAL SERVICES: 1.92%
      359,100   CORINTHIAN COLLEGES INCORPORATED+                                                                         5,713,281
       56,000   LEARNING TREE INTERNATIONAL INCORPORATED+                                                                   994,560
       32,775   LINCOLN EDUCATIONAL SERVICES+                                                                               427,386

                                                                                                                          7,135,227
                                                                                                                    ---------------
ELECTRIC, GAS & SANITARY SERVICES: 1.09%
       39,000   CLEAN HARBORS INCORPORATED+                                                                               1,736,280
          500   IDACORP INCORPORATED                                                                                         16,370
       77,900   PNM RESOURCES INCORPORATED                                                                                1,813,512
       16,500   UNISOURCE ENERGY CORPORATION                                                                                493,185

                                                                                                                          4,059,347
                                                                                                                    ---------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT: 6.89%
       53,200   ACTEL CORPORATION+                                                                                          570,836
       79,500   ADAPTEC INCORPORATED+                                                                                       303,690
        2,300   ADVANCED ANALOGIC TECHNOLOGIES INCORPORATED+                                                                 24,472
       62,330   ANDREW CORPORATION+                                                                                         863,271
       53,000   CTS CORPORATION                                                                                             683,700
       52,150   DIODES INCORPORATED+                                                                                      1,674,015
       17,900   ELECTRO SCIENTIFIC INDUSTRIES INCORPORATED+                                                                 428,884
      131,318   EVANS & SUTHERLAND COMPUTER CORPORATION+                                                                    273,141
       55,900   EXAR CORPORATION+                                                                                           730,054
      690,000   FUELCELL ENERGY INCORPORATED+                                                                             6,168,600
       18,555   GRAFTECH INTERNATIONAL LIMITED+                                                                             331,021
        4,200   HOUSTON WIRE & CABLE COMPANY                                                                                 76,062
       13,100   IMATION CORPORATION                                                                                         321,343
       28,430   INTEGRATED ELECTRICAL SERVICES INCORPORATED+                                                                728,092
       15,350   LAMSON & SESSIONS COMPANY+                                                                                  413,836
      243,700   MERCURY COMPUTER SYSTEMS INCORPORATED+                                                                    2,505,236
       13,900   METHODE ELECTRONICS INCORPORATED                                                                            209,195
      170,600   MOLEX INCORPORATED CLASS A                                                                                4,326,416
      585,525   MRV COMMUNICATIONS INCORPORATED+                                                                          1,452,102
       32,045   OSI SYSTEMS INCORPORATED+                                                                                   721,333
      161,015   POWER-ONE INCORPORATED+                                                                                     821,177
      116,960   RICHARDSON ELECTRONICS LIMITED                                                                              801,176
       39,800   SMART MODULAR TECHNOLOGIES INCORPORATED+                                                                    284,570
       27,400   UNIVERSAL ELECTRONICS INCORPORATED+                                                                         890,500

                                                                                                                         25,602,722
                                                                                                                    ---------------
ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES: 1.69%
       10,000   AMERICAN PHYSICIANS SERVICE GROUP INCORPORATED                                                              184,000
       93,400   CRA INTERNATIONAL INCORPORATED+                                                                           4,500,946
      156,505   SYMYX TECHNOLOGIES INCORPORATED+                                                                          1,360,028
       10,000   TETRA TECH INCORPORATED+                                                                                    211,200
        3,100   TRIMERIS INCORPORATED+                                                                                       24,118

                                                                                                                          6,280,292
                                                                                                                    ---------------

198 Wells Fargo Advantage Master Portfolios

                                    Portfolio of Investments--September 30, 2007


STRATEGIC SMALL CAP VALUE PORTFOLIO
--------------------------------------------------------------------------------

SHARES          SECURITY NAME                                                                                            VALUE
FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT: 0.28%
        8,000   CROWN HOLDINGS INCORPORATED+                                                                        $       182,080
       49,700   MATERIAL SCIENCES CORPORATION+                                                                              527,814
        4,800   SUN HYDRAULICS CORPORATION                                                                                  152,640
        2,200   VALMONT INDUSTRIES INCORPORATED                                                                             186,670

                                                                                                                          1,049,204
                                                                                                                    ---------------
FOOD & KINDRED PRODUCTS: 4.36%
      515,120   DEL MONTE FOODS COMPANY                                                                                   5,408,760
       33,450   FLOWERS FOODS INCORPORATED                                                                                  729,210
      125,700   HERCULES INCORPORATED                                                                                     2,642,214
      166,900   TOOTSIE ROLL INDUSTRIES INCORPORATED                                                                      4,427,857
      110,100   UNITED NATURAL FOODS INCORPORATED+                                                                        2,996,922

                                                                                                                         16,204,963
                                                                                                                    ---------------
FOOD STORES: 1.01%
       23,200   INGLES MARKETS INCORPORATED CLASS A                                                                         664,912
      165,100   WINN-DIXIE STORES INCORPORATED+                                                                           3,090,672

                                                                                                                          3,755,584
                                                                                                                    ---------------
FURNITURE & FIXTURES: 0.53%
        4,900   HNI CORPORATION                                                                                             176,400
       61,700   LSI INDUSTRIES INCORPORATED                                                                               1,266,084
       36,800   SEALY CORPORATION                                                                                           516,672

                                                                                                                          1,959,156
                                                                                                                    ---------------
GENERAL MERCHANDISE STORES: 0.15%
       51,900   RETAIL VENTURES INCORPORATED+                                                                               540,279
                                                                                                                    ---------------
HEALTH SERVICES: 2.55%
      152,900   ALLIED HEALTHCARE INTERNATIONAL INCORPORATED+                                                               365,431
       26,300   AMERICA SERVICE GROUP INCORPORATED+                                                                         298,505
      113,100   BIOSCRIP INCORPORATED+                                                                                      726,102
       75,900   CARDIAC SCIENCE CORPORATION+                                                                                765,072
       64,230   CROSS COUNTRY HEALTHCARE INCORPORATED+                                                                    1,122,098
       92,000   FIVE STAR QUALITY CARE INCORPORATED+                                                                        756,240
       37,030   GENTIVA HEALTH SERVICES INCORPORATED+                                                                       711,346
       16,940   HEALTHSOUTH REHABILITATION CORPORATION+                                                                     296,619
    1,218,500   HOOPER HOLMES INCORPORATED+                                                                               2,875,660
       12,000   MATRIA HEALTHCARE INCORPORATED+                                                                             313,920
       72,100   NAUTILUS GROUP INCORPORATED                                                                                 574,637
       38,400   REHABCARE GROUP INCORPORATED+                                                                               675,456

                                                                                                                          9,481,086
                                                                                                                    ---------------
HOLDING & OTHER INVESTMENT OFFICES: 4.05%
       31,700   AGREE REALTY CORPORATION                                                                                    993,478
      145,670   ANNALY MORTGAGE MANAGEMENT INCORPORATED                                                                   2,320,523
      180,800   ANTHRACITE CAPITAL INCORPORATED                                                                           1,645,280
      186,400   ANWORTH MORTGAGE ASSET CORPORATION                                                                        1,004,696
       34,300   APARTMENT INVESTMENT & MANAGEMENT COMPANY CLASS A                                                         1,547,959
       46,300   CARE INVESTMENT TRUST INCORPORATED+                                                                         555,600
       68,300   FELDMAN MALL PROPERTIES INCORPORATED                                                                        516,348
        7,500   GLIMCHER REALTY TRUST                                                                                       176,250
      171,160   HILLTOP HOLDINGS INCORPORATED+                                                                            2,009,418
       93,600   JER INVESTORS TRUST INCORPORATED                                                                          1,165,320
       84,700   LUMINENT MORTGAGE CAPITAL INCORPORATED                                                                      141,449

Portfolio of Investments--September 30, 2007

                                     Wells Fargo Advantage Master Portfolios 199


STRATEGIC SMALL CAP VALUE PORTFOLIO
--------------------------------------------------------------------------------

SHARES          SECURITY NAME                                                                                            VALUE
HOLDING & OTHER INVESTMENT OFFICES (continued)
       74,800   MEDICAL PROPERTIES TRUST INCORPORATED                                                               $       996,336
      164,885   ORIGEN FINANCIAL INCORPORATED                                                                               997,554
       15,500   RAIT INVESTMENT TRUST                                                                                       127,565
       60,480   UMH PROPERTIES INCORPORATED                                                                                 841,882

                                                                                                                         15,039,658
                                                                                                                    ---------------
HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES: 0.27%
      158,800   BELL MICROPRODUCTS INCORPORATED+                                                                            987,736
                                                                                                                    ---------------
HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES: 0.32%
       50,410   EMPIRE RESORTS INCORPORATED+                                                                                249,025
       17,200   MTR GAMING GROUP INCORPORATED+                                                                              163,916
       86,640   OUTDOOR CHANNEL HOLDINGS INCORPORATED+                                                                      782,359

                                                                                                                          1,195,300
                                                                                                                    ---------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT: 5.65%
       38,900   BLOUNT INTERNATIONAL INCORPORATED+                                                                          441,904
        9,300   BRIGGS & STRATTON CORPORATION                                                                               234,174
       38,360   BROCADE COMMUNICATIONS SYSTEMS INCORPORATED+                                                                328,362
       42,300   COLUMBUS MCKINNON CORPORATION+                                                                            1,052,847
      107,700   CRAY INCORPORATED+                                                                                          775,440
       79,800   DOT HILL SYSTEMS CORPORATION+                                                                               241,794
      402,100   ENTEGRIS INCORPORATED+                                                                                    3,490,228
       71,100   FLANDER CORPORATION+                                                                                        324,927
        9,900   GARDNER DENVER INCORPORATED+                                                                                386,100
      596,900   INFOCUS CORPORATION+                                                                                      1,014,730
       94,590   INTERMEC INCORPORATED+                                                                                    2,470,691
        9,200   INTEVAC INCORPORATED+                                                                                       139,840
       96,100   NN INCORPORATED                                                                                             942,741
          200   PLANAR SYSTEMS INCORPORATED+                                                                                  1,342
       92,300   QUALSTAR CORPORATION+                                                                                       353,509
       25,000   RACKABLE SYSTEMS INCORPORATED+                                                                              324,250
       22,900   RIMAGE CORPORATION+                                                                                         513,876
       45,400   ROBBINS & MYERS INCORPORATED                                                                              2,600,966
       57,300   SIMPLETECH INCORPORATED+                                                                                    437,199
       14,500   SPARTECH CORPORATION                                                                                        247,370
          400   TENNANT COMPANY                                                                                              19,480
       14,600   TIMKEN COMPANY                                                                                              542,390
      243,000   ULTRATECH INCORPORATED+                                                                                   3,367,980
       92,590   VOYAGER LEARNING COMPANY+                                                                                   762,016

                                                                                                                         21,014,156
                                                                                                                    ---------------
INSURANCE AGENTS, BROKERS & SERVICE: 0.66%
      325,300   CRAWFORD & COMPANY CLASS A                                                                                1,795,656
       31,000   ONEBEACON INSURANCE GROUP LIMITED                                                                           668,050

                                                                                                                          2,463,706
                                                                                                                    ---------------
INSURANCE CARRIERS: 5.02%
       41,300   AFFIRMATIVE INSURANCE HOLDINGS INCORPORATED                                                                 474,537
       97,200   AMERICAN EQUITY INVESTMENT LIFE HOLDING COMPANY                                                           1,035,180
       44,000   AMERICAN SAFETY INSURANCE GROUP LIMITED+                                                                    872,080
       70,550   AMERISAFE INCORPORATED+                                                                                   1,166,897
       29,026   ARGO GROUP INTERNATIONAL HOLDINGS LIMITED+                                                                1,262,921
       14,950   CASTLEPOINT HOLDINGS LIMITED                                                                                171,925
       89,600   CRM HOLDINGS LIMITED+                                                                                       564,480

200 Wells Fargo Advantage Master Portfolios

                                    Portfolio of Investments--September 30, 2007


STRATEGIC SMALL CAP VALUE PORTFOLIO
--------------------------------------------------------------------------------

SHARES          SECURITY NAME                                                                                            VALUE
INSURANCE CARRIERS (continued)
        3,500   DELPHI FINANCIAL GROUP INCORPORATED CLASS A                                                         $       141,470
       78,500   DONEGAL GROUP INCORPORATED CLASS A                                                                        1,270,130
       29,100   EMC INSURANCE GROUP INCORPORATED                                                                            756,309
       88,800   FREMONT GENERAL CORPORATION+                                                                                346,320
       15,300   HARLEYSVILLE GROUP INCORPORATED                                                                             489,294
      178,470   KMG AMERICA CORPORATION+                                                                                  1,056,542
      103,600   MEADOWBROOK INSURANCE GROUP INCORPORATED+                                                                   933,436
        9,830   MERCURY GENERAL CORPORATION                                                                                 530,132
       71,925   NORTH POINTE HOLDINGS CORPORATION+                                                                          781,825
        9,525   NYMAGIC INCORPORATED                                                                                        264,890
       67,000   PMA CAPITAL CORPORATION CLASS A+                                                                            636,500
        4,295   PRA INTERNATIONAL+                                                                                          126,273
       64,700   PROCENTURY CORPORATION                                                                                      946,561
       76,200   SCOTTISH RE GROUP LIMITED+                                                                                  243,078
       45,900   SEABRIGHT INSURANCE HOLDINGS+                                                                               783,513
       98,900   SPECIALTY UNDERWRITERS' ALLIANCE INCORPORATED+                                                              692,300
       14,400   STANCORP FINANCIAL GROUP INCORPORATED                                                                       712,944
       24,500   STATE AUTO FINANCIAL CORPORATION                                                                            716,625
       14,500   TRIAD GUARANTY INCORPORATED+                                                                                275,065
        2,700   WHITE MOUNTAIN INSURANCE GROUP LIMITED                                                                    1,403,325

                                                                                                                         18,654,552
                                                                                                                    ---------------

JUSTICE, PUBLIC ORDER & SAFETY: 0.38%
       47,704   GEO GROUP INCORPORATED+                                                                                   1,412,515
                                                                                                                    ---------------

LEATHER & LEATHER PRODUCTS: 0.28%
       81,795   BAKERS FOOTWEAR GROUP INCORPORATED+                                                                         364,806
       28,500   SHOE CARNIVAL INCORPORATED+                                                                                 449,730
        7,400   WEYCO GROUP INCORPORATED                                                                                    232,434

                                                                                                                          1,046,970
                                                                                                                    ---------------

LUMBER & WOOD PRODUCTS, EXCEPT FURNITURE: 0.40%
       19,900   LOUISIANA-PACIFIC CORPORATION                                                                               337,703
       19,863   NOBILITY HOMES INC                                                                                          377,397
       25,640   SKYLINE CORPORATION                                                                                         771,251

                                                                                                                          1,486,351
                                                                                                                    ---------------

MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS: 4.03%
      194,764   ALLIED HEALTHCARE PRODUCTS INCORPORATED                                                                   1,316,605
       48,300   CANTEL INDUSTRIES+                                                                                          753,963
       20,011   COHERENT INCORPORATED+                                                                                      641,953
      142,265   CREDENCE SYSTEMS CORPORATION+                                                                               439,599
       44,982   DEL GLOBAL TECHNOLOGIES CORPORATION+                                                                        132,697
        9,800   DRS TECHNOLOGIES INCORPORATED                                                                               540,176
       53,100   EDAP TMS SA ADR+                                                                                            304,794
       93,400   HEALTHTRONICS INCORPORATED+                                                                                 476,340
       31,584   HERLEY INDUSTRIES INCORPORATED+                                                                             472,497
       32,600   KENSEY NASH CORPORATION+                                                                                    851,186
       93,800   NEWPORT CORPORATION+                                                                                      1,428,574
      224,600   NORTH AMERICAN SCIENTIFIC INCORPORATED+                                                                     125,776
       46,300   ORTHOLOGIC CORPORATION+                                                                                      65,283
      126,200   PERKINELMER INCORPORATED                                                                                  3,686,302
       65,642   VITAL SIGNS INCORPORATED                                                                                  3,422,574
       22,800   X-RITE INCORPORATED+                                                                                        329,232

                                                                                                                         14,987,551
                                                                                                                    ---------------

Portfolio of Investments--September 30, 2007

                                     Wells Fargo Advantage Master Portfolios 201


STRATEGIC SMALL CAP VALUE PORTFOLIO
--------------------------------------------------------------------------------

SHARES          SECURITY NAME                                                                                            VALUE
METAL MINING: 3.55%
      340,660   APEX SILVER MINES LIMITED+                                                                          $     6,625,837
          200   GOLD FIELDS LIMITED ADR                                                                                       3,618
       29,110   GOLDCORP INCORPORATED                                                                                       889,602
       17,730   MERIDIAN GOLD INCORPORATED+                                                                                 586,863
        5,200   MINEFINDERS CORPORATION LIMITED+                                                                             55,484
       72,360   NOVAGOLD RESOURCES INCORPORATED+                                                                          1,194,664
      115,590   RANDGOLD RESOURCES LIMITED ADR+                                                                           3,842,212

                                                                                                                         13,198,280
                                                                                                                    ---------------

MINING & QUARRYING OF NONMETALLIC MINERALS, EXCEPT FUELS: 0.09%
      211,880   BIRCH MOUNTAIN RESOURCES LIMITED+                                                                           317,820
                                                                                                                    ---------------

MISCELLANEOUS MANUFACTURING INDUSTRIES: 1.38%
       40,195   ACCO BRANDS CORPORATION+                                                                                    901,976
       13,500   ARMSTRONG WORLD INDUSTRIES INCORPORATED+                                                                    547,965
      258,700   LEAPFROG ENTERPRISES INCORPORATED+                                                                        2,134,275
       21,200   LYDALL INCORPORATED+                                                                                        196,736
       10,700   RC2 CORPORATION+                                                                                            296,283
       37,700   RUSS BERRIE & COMPANY INCORPORATED                                                                          633,360
       20,900   STANDEX INTERNATIONAL CORPORATION                                                                           432,212

                                                                                                                          5,142,807
                                                                                                                    ---------------

MISCELLANEOUS RETAIL: 0.58%
       54,100   AC MOORE ARTS & CRAFTS INCORPORATED+                                                                        852,616
       69,400   FINLAY ENTERPRISES INCORPORATED+                                                                            284,540
       45,300   PC MALL INCORPORATED+                                                                                       707,133
       75,345   SHARPER IMAGE CORPORATION+                                                                                  311,175

                                                                                                                          2,155,464
                                                                                                                    ---------------

MISCELLANEOUS SERVICES: 0.06%
       15,200   BANKFINANCIAL CORPORATION                                                                                   240,464
                                                                                                                    ---------------

MOTION PICTURES: 0.06%
       80,500   WPT ENTERPRISES INCORPORATED+                                                                               231,840
                                                                                                                    ---------------

NON-DEPOSITORY CREDIT INSTITUTIONS: 0.52%
      134,300   MCG CAPITAL CORPORATION                                                                                   1,932,577
                                                                                                                    ---------------

OIL & GAS EXTRACTION: 6.04%
        5,600   ATWOOD OCEANICS INCORPORATED+                                                                               428,736
       53,600   BRIGHAM EXPLORATION COMPANY+                                                                                317,848
       26,700   COMSTOCK RESOURCES INCORPORATED+                                                                            823,428
       19,045   FOREST OIL CORPORATION+                                                                                     819,697
      139,380   GLOBAL INDUSTRIES LIMITED+                                                                                3,590,429
       47,380   HELIX ENERGY SOLUTIONS GROUP INCORPORATED+                                                                2,011,755
       39,775   HELMERICH & PAYNE INCORPORATED                                                                            1,305,813
       75,675   KEY ENERGY SERVICES INCORPORATED+                                                                         1,286,475
       69,470   MCMORAN EXPLORATION COMPANY+                                                                                934,372
      305,705   NEWPARK RESOURCES INCORPORATED+                                                                           1,638,579
       18,275   OCEANEERING INTERNATIONAL INCORPORATED+                                                                   1,385,245
       10,545   PRIDE INTERNATIONAL INCORPORATED+                                                                           385,420
       55,745   RANGE RESOURCES CORPORATION                                                                               2,266,592
       18,600   SUPERIOR ENERGY SERVICES INCORPORATED+                                                                      659,184
      205,400   SYNTROLEUM CORPORATION+                                                                                     386,152
       56,420   TRILOGY ENERGY TRUST                                                                                        465,132
        5,800   UNIT CORPORATION+                                                                                           280,720

202 Wells Fargo Advantage Master Portfolios

                                    Portfolio of Investments--September 30, 2007


STRATEGIC SMALL CAP VALUE PORTFOLIO
--------------------------------------------------------------------------------

SHARES          SECURITY NAME                                                                                            VALUE
OIL & GAS EXTRACTION (continued)
       35,200   WARREN RESOURCES INCORPORATED+                                                                      $       441,408
       88,535   WILLBROS GROUP INCORPORATED+                                                                              3,010,190

                                                                                                                         22,437,175
                                                                                                                    ---------------

PAPER & ALLIED PRODUCTS: 0.83%
      106,500   BUCKEYE TECHNOLOGIES INCORPORATED+                                                                        1,612,410
      112,255   CHESAPEAKE CORPORATION+                                                                                     949,677
       39,800   STANDARD REGISTER COMPANY                                                                                   505,858

                                                                                                                          3,067,945
                                                                                                                    ---------------

PERSONAL SERVICES: 0.17%
       20,300   REGIS CORPORATION                                                                                           647,773
                                                                                                                    ---------------

PETROLEUM REFINING & RELATED INDUSTRIES: 0.58%
       33,030   INTEROIL CORPORATION+                                                                                     1,043,748
       32,100   WD-40 COMPANY                                                                                             1,095,894

                                                                                                                          2,139,642
                                                                                                                    ---------------

PIPELINES: 0.11%
        8,700   ENBRIDGE ENERGY PARTNERS LP                                                                                 424,821
                                                                                                                    ---------------

PRIMARY METAL INDUSTRIES: 0.40%
       32,300   NORTHWEST PIPE COMPANY+                                                                                   1,221,586
        5,250   NOVAMERICAN STEEL INCORPORATED+                                                                             265,755

                                                                                                                          1,487,341
                                                                                                                    ---------------

PRINTING, PUBLISHING & ALLIED INDUSTRIES: 2.41%
       28,400   AMERICAN GREETINGS CORPORATION CLASS A                                                                      749,760
       45,100   ENNIS INCORPORATED                                                                                          994,004
       76,935   JOURNAL COMMUNICATIONS INCORPORATED CLASS A                                                                 729,344
       15,965   MCCLATCHY COMPANY CLASS A                                                                                   318,981
      458,200   PLAYBOY ENTERPRISES INCORPORATED CLASS B+                                                                 4,921,068
       82,400   PRESSTEK INCORPORATED+                                                                                      516,648
       12,960   R.H. DONNELLEY CORPORATION                                                                                  726,019

                                                                                                                          8,955,824
                                                                                                                    ---------------

REAL ESTATE: 0.23%
       32,400   MERUELO MADDUX PROPERTIES INCORPORATED+                                                                     191,484
       18,400   PHH CORPORATION+                                                                                            483,552
       15,300   THOMAS PROPERTIES GROUP INCORPORATED                                                                        183,600

                                                                                                                            858,636
                                                                                                                    ---------------

REAL ESTATE INVESTMENT TRUST (REIT): 0.30%
       56,200   LEXINGTON CORPORATE PROPERTIES TRUST                                                                      1,124,562
                                                                                                                    ---------------

RETAIL, TRADE & SERVICES: 0.11%
       92,000   TRANSPORT WORLD MUSIC CORPORATION+                                                                          421,360
                                                                                                                    ---------------

RUBBER & MISCELLANEOUS PLASTICS PRODUCTS: 0.48%
      259,610   INTERTAPE POLYMER GROUP INCORPORATED                                                                        882,674
        5,321   JARDEN CORPORATION+                                                                                         164,632
       23,200   TUPPERWARE CORPORATION                                                                                      730,568

                                                                                                                          1,777,874
                                                                                                                    ---------------

Portfolio of Investments--September 30, 2007

                                     Wells Fargo Advantage Master Portfolios 203


STRATEGIC SMALL CAP VALUE PORTFOLIO
--------------------------------------------------------------------------------

SHARES          SECURITY NAME                                                                                            VALUE
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES: 0.04%
        9,640   MARKETAXESS HOLDINGS INCORPORATED+                                                                  $       144,600
                                                                                                                    ---------------

STONE, CLAY, GLASS & CONCRETE PRODUCTS: 0.58%
       75,685   GENTEX CORPORATION                                                                                        1,622,686
       80,960   US CONCRETE INCORPORATED+                                                                                   533,526

                                                                                                                          2,156,212
                                                                                                                    ---------------

TRANSPORTATION BY AIR: 0.55%
       66,625   AIRTRAN HOLDINGS INCORPORATED+                                                                              655,590
       48,285   JETBLUE AIRWAYS CORPORATION+                                                                                445,188
        6,435   PHI INCORPORATED+                                                                                           186,937
       24,625   PHI INCORPORATED (NON-VOTING)+                                                                              742,198

                                                                                                                          2,029,913
                                                                                                                    ---------------

TRANSPORTATION EQUIPMENT: 2.97%
       40,600   AFTERMARKET TECHNOLOGY CORPORATION+                                                                       1,288,644
       25,600   ARCTIC CAT INCORPORATED                                                                                     418,816
      262,397   EXIDE TECHNOLOGIES+                                                                                       1,705,581
      179,200   FEDERAL SIGNAL CORPORATION                                                                                2,752,512
      214,245   FLEETWOOD ENTERPRISES INCORPORATED+                                                                       1,831,795
       26,500   MONACO COACH CORPORATION                                                                                    371,795
       53,300   SPIRIT AEROSYSTEMS HOLDINGS INCORPORATED+                                                                 2,075,502
       16,000   WABTEC CORPORATION                                                                                          599,360

                                                                                                                         11,044,005
                                                                                                                    ---------------

TRANSPORTATION SERVICES: 0.53%
       47,200   DYNAMEX INCORPORATED+                                                                                     1,209,264
        8,600   GATX CORPORATION                                                                                            367,650
       21,500   PACER INTERNATIONAL INCORPORATED                                                                            409,575

                                                                                                                          1,986,489
                                                                                                                    ---------------

WHOLESALE TRADE NON-DURABLE GOODS: 0.86%
        5,500   BLUEFLY INCORPORATED+                                                                                         5,005
       45,000   KENNETH COLE PRODUCTIONS INCORPORATED CLASS A                                                               871,650
       37,400   SCHOOL SPECIALTY INCORPORATED+                                                                            1,295,162
      101,700   SOURCE INTERLINK COMPANIES INCORPORATED+                                                                    357,984
       12,100   UNITED STATIONERS INCORPORATED+                                                                             671,792

                                                                                                                          3,201,593
                                                                                                                    ---------------

WHOLESALE TRADE-DURABLE GOODS: 2.01%
       23,100   INTERLINE BRANDS INCORPORATED+                                                                              531,069
       47,200   KAMAN CORPORATION CLASS A                                                                                 1,631,232
       37,800   KEYSTONE AUTOMOTIVE INDUSTRIES INCORPORATED+                                                              1,805,328
       61,300   LENOX GROUP INCORPORATED+                                                                                   294,240
       10,400   LKQ CORPORATION+                                                                                            362,024
       91,000   MICROTECK MEDICAL HOLDING INCORPORATED+                                                                     562,380
      109,900   NAVARRE CORPORATION+                                                                                        413,224
        8,500   OWENS & MINOR INCORPORATED                                                                                  323,765
       38,065   PATRICK INDUSTRIES INCORPORATED+                                                                            449,928
       81,700   POMEROY IT SOLUTIONS INCORPORATED+                                                                          657,685
       30,400   WILLIS LEASE FINANCE CORPORATION+                                                                           451,134

                                                                                                                          7,482,009
                                                                                                                    ---------------

204 Wells Fargo Advantage Master Portfolios

                                    Portfolio of Investments--September 30, 2007


STRATEGIC SMALL CAP VALUE PORTFOLIO
--------------------------------------------------------------------------------

SHARES          SECURITY NAME                                                                                            VALUE
WIRELESS COMMUNICATIONS: 0.24%
       50,270   AUTHORIZE.NET HOLDINGS INCORPORATED+                                                                $       886,260
                                                                                                                    ---------------

TOTAL COMMON STOCKS (COST $349,090,490)                                                                                 349,091,066
                                                                                                                    ---------------

RIGHTS: 0.00%
       97,803   LEVITT RIGHTS+(a)                                                                                             6,846

TOTAL RIGHTS (COST $0)                                                                                                        6,846
                                                                                                                    ---------------

WARRANTS: 0.18%
      176,155   HILL INTERNATIONAL INCORPORATED+                                                                            644,727

TOTAL WARRANTS (COST $366,321)                                                                                              644,727
                                                                                                                    ---------------
PREFERRED STOCKS: 0.08%
       16,500   ANWORTH MORTGAGE PREFERRED                                                                                  284,625

TOTAL PREFERRED STOCKS (COST $394,306)                                                                                      284,625
                                                                                                                    ---------------
SHORT-TERM INVESTMENTS: 5.71%
   21,239,339   WELLS FARGO ADVANTAGE MONEY MARKET TRUST~+++                                                             21,239,339
                                                                                                                    ---------------

TOTAL SHORT-TERM INVESTMENTS (COST $21,239,339)                                                                          21,239,339
                                                                                                                    ---------------

TOTAL INVESTMENTS IN SECURITIES
(COST $371,090,456)*                                         99.87%                                                 $   371,266,603

OTHER ASSETS AND LIABILITIES, NET                             0.13                                                          493,960
                                                            ------                                                  ---------------

TOTAL NET ASSETS                                            100.00%                                                 $   371,760,563
                                                            ------                                                  ---------------

--------------------------------------------------------------------------------
  +   Non-income earning securities.

(a) Security fair valued in accordance with the procedures approved by the Board of Trustees.

~ This Wells Fargo Advantage Fund invests cash balances that it retains for liquidity purposes in a Wells Fargo Advantage Money Market Fund. The fund does not pay an investment advisory fee for such investments.

+++   Security of an affiliate of the fund with a cost of $21,239,339.

* Cost for federal income tax purposes is $373,222,953 and net unrealized appreciation (depreciation) consists of:

      Gross unrealized appreciation              $ 43,753,543
      Gross unrealized depreciation               (45,709,893)
                                                 ------------
      Net unrealized appreciation (depreciation) $ (1,956,350)

      The accompanying notes are an integral part of these financial statements.

                                          THIS PAGE IS INTENTIONALLY LEFT BLANK.

206 Wells Fargo Advantage Master Portfolios

                        Statements of Assets and Liabilities--September 30, 2007


                                                                                                      C&B Large        Disciplined
                                                                                                      Cap Value           Growth
                                                                                                      Portfolio         Portfolio
-----------------------------------------------------------------------------------------------------------------------------------
ASSETS
   Investments
     In securities, at market value ............................................................   $ 1,200,930,378   $  180,993,055
     Collateral for securities loaned (Note 2) .................................................       208,651,086       29,817,569
     Investments in affiliates .................................................................        36,159,944        2,651,805
                                                                                                   --------------------------------
   Total investments at market value (see cost below) ..........................................     1,445,741,408      213,462,429
                                                                                                   --------------------------------
   Foreign currency, at value ..................................................................                 0                0
   Receivable for investments sold .............................................................         2,542,145                0
   Receivables for dividends and interest ......................................................         2,351,653          102,416
                                                                                                   --------------------------------
Total assets ...................................................................................     1,450,635,206      213,564,845
                                                                                                   --------------------------------
LIABILITIES
   Payable for daily variation margin on futures contracts .....................................                 0                0
   Foreign taxes payable .......................................................................               390                0
   Payable for investments purchased ...........................................................                 0                0
   Payable to investment advisor and affiliates (Note 3) .......................................           678,323          111,507
   Payable for securities loaned (Note 2) ......................................................       208,651,086       29,817,569
   Accrued expenses and other liabilities ......................................................            15,799           34,201
                                                                                                   --------------------------------
Total liabilities ..............................................................................       209,345,598       29,963,277
                                                                                                   --------------------------------
TOTAL NET ASSETS ...............................................................................   $ 1,241,289,608   $  183,601,568
                                                                                                   ================================

Investments at cost ............................................................................   $ 1,335,381,889   $  172,852,994
                                                                                                   --------------------------------
Foreign currencies at cost .....................................................................   $             0   $            0
                                                                                                   --------------------------------
Securities on loan, at market value (Note 2) ...................................................   $   200,420,535   $   28,940,339
                                                                                                   --------------------------------

--------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

Statements of Assets and Liabilities--September 30, 2007

                                     Wells Fargo Advantage Master Portfolios 207


                                                                                     Emerging          Equity            Equity
                                                                                      Growth           Income            Value
                                                                                    Portfolio         Portfolio        Portfolio
-----------------------------------------------------------------------------------------------------------------------------------
ASSETS
   Investments
     In securities, at market value ..........................................   $    86,333,960   $   658,495,640   $  621,452,040
     Collateral for securities loaned (Note 2) ...............................        40,793,613        91,983,301      137,142,660
     Investments in affiliates ...............................................           812,341         6,287,603       26,422,556
                                                                                 --------------------------------------------------
   Total investments at market value (see cost below) ........................       127,939,914       756,766,544      785,017,256
                                                                                 --------------------------------------------------
   Foreign currency, at value ................................................                 0                 0                0
   Receivable for investments sold ...........................................           149,898                 0          930,367
   Receivables for dividends and interest ....................................             4,615           783,442          590,473
                                                                                 --------------------------------------------------
Total assets .................................................................       128,094,427       757,549,986      786,538,096
                                                                                 --------------------------------------------------

LIABILITIES
   Payable for daily variation margin on futures contracts ...................                 0                 0                0
   Foreign taxes payable .....................................................                 0                 0                0
   Payable for investments purchased .........................................           689,434                 0        9,455,292
   Payable to investment advisor and affiliates (Note 3) .....................            64,454           277,278          343,459
   Payable for securities loaned (Note 2) ....................................        40,793,613        91,983,301      137,142,660
   Accrued expenses and other liabilities ....................................            27,046            55,124           34,074
                                                                                 --------------------------------------------------
Total liabilities ............................................................        41,574,547        92,315,703      146,975,485
                                                                                 --------------------------------------------------
TOTAL NET ASSETS .............................................................   $    86,519,880   $   665,234,283   $  639,562,611
                                                                                 ==================================================

Investments at cost ..........................................................   $   113,777,653   $   569,982,401   $  704,525,406
                                                                                 --------------------------------------------------
Foreign currencies at cost ...................................................   $             0   $             0   $            0
                                                                                 --------------------------------------------------
Securities on loan, at market value (Note 2) .................................   $    39,157,820   $    89,136,571   $  133,581,809
                                                                                 --------------------------------------------------

                                                                                                    International     International
                                                                                      Index              Core            Growth
                                                                                    Portfolio         Portfolio         Portfolio
-----------------------------------------------------------------------------------------------------------------------------------
ASSETS
   Investments
     In securities, at market value ..........................................   $ 2,772,659,199   $   156,870,245   $  291,083,714
     Collateral for securities loaned (Note 2) ...............................       441,435,751         2,707,818        4,920,486
     Investments in affiliates ...............................................        38,298,959         3,149,250       12,472,569
                                                                                 --------------------------------------------------
   Total investments at market value (see cost below) ........................     3,252,393,909       162,727,313      308,476,769
                                                                                 --------------------------------------------------
   Foreign currency, at value ................................................                 0                 0               98
   Receivable for investments sold ...........................................         1,898,956         1,665,256        1,381,452
   Receivables for dividends and interest ....................................         3,240,256           404,985          708,348
                                                                                 --------------------------------------------------
Total assets .................................................................     3,257,533,121       164,797,554      310,566,667
                                                                                 --------------------------------------------------

LIABILITIES
   Payable for daily variation margin on futures contracts ...................            66,625                 0                0
   Foreign taxes payable .....................................................                 0            11,974                0
   Payable for investments purchased .........................................         1,428,404         2,049,752        4,772,006
   Payable to investment advisor and affiliates (Note 3) .....................           201,114           130,531          244,293
   Payable for securities loaned (Note 2) ....................................       441,435,751         2,707,818        4,920,486
   Accrued expenses and other liabilities ....................................            46,061             2,553            3,557
                                                                                 --------------------------------------------------
Total liabilities ............................................................       443,177,955         4,902,628        9,940,342
                                                                                 --------------------------------------------------
TOTAL NET ASSETS .............................................................   $ 2,814,355,166   $   159,894,926   $  300,626,325
                                                                                 ==================================================

Investments at cost ..........................................................   $ 2,482,937,531   $   128,210,182   $  247,266,307
                                                                                 --------------------------------------------------
Foreign currencies at cost ...................................................   $             0   $             0   $          100
                                                                                 --------------------------------------------------
Securities on loan, at market value (Note 2) .................................   $   427,958,769   $     2,593,120   $    4,661,073
                                                                                 --------------------------------------------------

--------------------------------------------------------------------------------

208 Wells Fargo Advantage Master Portfolios

                        Statements of Assets and Liabilities--September 30, 2007


                                                                               International     International
                                                                                  Index              Value
                                                                                Portfolio           Portfolio
----------------------------------------------------------------------------------------------------------------
ASSETS
   Investments
      In securities, at market value .....................................   $    157,085,295   $    426,439,468
      Collateral for securities loaned (Note 2) ..........................          6,004,813         10,001,020
      Investments in affiliates ..........................................            787,089          8,040,860
                                                                             -----------------------------------
   Total investments at market value (see cost below) ....................        163,877,197        444,481,348
                                                                             -----------------------------------
   Foreign currency, at value ............................................          1,298,871          9,592,239
   Variation margin receivable on futures contracts ......................            452,945                  0
   Receivable for investments sold .......................................             66,003          3,767,758
   Receivables for dividends and interest ................................            472,286          1,827,634
   Unrealized appreciation on forward foreign currency contracts .........              6,955                  0
                                                                             -----------------------------------
Total assets .............................................................        166,174,257        459,668,979
                                                                             -----------------------------------
LIABILITIES
   Payable for daily variation margin on futures contracts ...............                  0                  0
   Foreign taxes payable .................................................                  0                  0
   Payable for investments purchased .....................................                  0          2,098,500
   Payable to investment advisor and affiliates (Note 3) .................             55,367            344,103
   Payable for securities loaned (Note 2) ................................          6,004,813         10,001,020
   Accrued expenses and other liabilities ................................             77,931             49,868
                                                                             -----------------------------------
Total liabilities ........................................................          6,138,111         12,493,491
                                                                             -----------------------------------
TOTAL NET ASSETS .........................................................   $    160,036,146   $    447,175,488
                                                                             ===================================

Investments at cost ......................................................   $    104,625,594   $    363,710,979
                                                                             -----------------------------------
Foreign currencies at cost ...............................................   $      1,264,112   $      9,455,422
                                                                             -----------------------------------
Securities on loan, at market value (Note 2) .............................   $      5,745,397   $      9,556,411
                                                                             -----------------------------------

--------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

Statements of Assets and Liabilities--September 30, 2007

                                     Wells Fargo Advantage Master Portfolios 209


                                                                                 Large Cap        Large Company        Small Cap
                                                                               Appreciation          Growth              Index
                                                                                 Portfolio          Portfolio          Portfolio
-----------------------------------------------------------------------------------------------------------------------------------
ASSETS
   Investments
      In securities, at market value .....................................   $    176,821,978   $  2,732,681,363   $    409,911,100
      Collateral for securities loaned (Note 2) ..........................         21,813,627        409,483,754        157,367,652
      Investments in affiliates ..........................................          3,314,114         27,238,094          6,758,363
                                                                             ------------------------------------------------------
   Total investments at market value (see cost below) ....................        201,949,719      3,169,403,211        574,037,115
                                                                             ------------------------------------------------------
   Foreign currency, at value ............................................                  0                  0                  0
   Variation margin receivable on futures contracts ......................                  0                  0                  0
   Receivable for investments sold .......................................          1,063,548          8,241,177                  0
   Receivables for dividends and interest ................................            130,445            761,407            345,168
   Unrealized appreciation on forward foreign currency contracts .........                  0                  0                  0
                                                                             ------------------------------------------------------
Total assets .............................................................        203,143,712      3,178,405,795        574,382,283
                                                                             ------------------------------------------------------
LIABILITIES
   Payable for daily variation margin on futures contracts ...............                  0                  0             44,400
   Foreign taxes payable .................................................                423                  0                  0
   Payable for investments purchased .....................................          2,146,276          8,315,521          1,518,438
   Payable to investment advisor and affiliates (Note 3) .................             89,009          1,432,350             48,418
   Payable for securities loaned (Note 2) ................................         21,813,627        409,483,754        157,367,652
   Accrued expenses and other liabilities ................................             65,421             73,029             30,547
                                                                             ------------------------------------------------------
Total liabilities ........................................................         24,114,756        419,304,654        159,009,455
                                                                             ------------------------------------------------------
TOTAL NET ASSETS .........................................................   $    179,028,956   $  2,759,101,141   $    415,372,828
                                                                             ======================================================

Investments at cost ......................................................   $    172,193,633   $  2,375,590,524   $    481,711,092
                                                                             ------------------------------------------------------
Foreign currencies at cost ...............................................   $              0   $              0   $              0
                                                                             ------------------------------------------------------
Securities on loan, at market value (Note 2) .............................   $     21,155,567   $    399,780,039   $    150,784,853
                                                                             ------------------------------------------------------

                                                                              Small Company      Small Company         Strategic
                                                                                  Growth             Value             Small Cap
                                                                                Portfolio          Portfolio        Value Portfolio
-----------------------------------------------------------------------------------------------------------------------------------
ASSETS
   Investments
     In securities, at market value ......................................   $    822,061,379   $    503,104,986   $    350,027,264
     Collateral for securities loaned (Note 2) ...........................         27,779,084        258,163,013                  0
     Investments in affiliates ...........................................         25,775,427         10,195,890         21,239,339
                                                                             ------------------------------------------------------
   Total investments at market value (see cost below) ....................        875,615,890        771,463,889        371,266,603
                                                                             ------------------------------------------------------
   Foreign currency, at value ............................................                  0                  0                  0
   Variation margin receivable on futures contracts ......................                  0                  0                  0
   Receivable for investments sold .......................................         10,975,010         11,046,728          3,405,679
   Receivables for dividends and interest ................................            253,287            798,862            520,189
   Unrealized appreciation on forward foreign currency contracts .........                  0                  0                  0
                                                                             ------------------------------------------------------
Total assets .............................................................        886,844,187        783,309,479        375,192,471
                                                                             ------------------------------------------------------
LIABILITIES
   Payable for daily variation margin on futures contracts ...............                  0                  0                  0
   Foreign taxes payable .................................................                  0                  0                 74
   Payable for investments purchased .....................................         24,680,553         11,006,970          3,156,932
   Payable to investment advisor and affiliates (Note 3) .................            596,808            375,994            265,428
   Payable for securities loaned (Note 2) ................................         27,779,084        258,163,013                  0
   Accrued expenses and other liabilities ................................             40,070             32,761              9,474
                                                                             ------------------------------------------------------
Total liabilities ........................................................         53,096,515        269,578,738          3,431,908
                                                                             ------------------------------------------------------
TOTAL NET ASSETS .........................................................   $    833,747,672   $    513,730,741   $    371,760,563
                                                                             ======================================================

Investments at cost ......................................................   $    802,067,934   $    776,208,650   $    371,090,456
                                                                             ------------------------------------------------------
Foreign currencies at cost ...............................................   $              0   $              0   $              0
                                                                             ------------------------------------------------------
Securities on loan, at market value (Note 2) .............................   $     26,518,534   $    247,136,266   $              0
                                                                             ------------------------------------------------------

210 Wells Fargo Advantage Master Portfolios

                 Statements of Operations--For the Year Ended September 30, 2007


                                                                                                        C&B Large      Disciplined
                                                                                                        Cap Value         Growth
                                                                                                        Portfolio       Portfolio
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
   Dividends 1 ....................................................................................   $  20,004,063   $   1,460,303
   Interest .......................................................................................             722               0
   Income from affiliated securities ..............................................................       3,286,576         185,766
   Securities lending income, net .................................................................         165,806          15,859
                                                                                                      ------------------------------
Total investment income ...........................................................................      23,457,167       1,661,928
                                                                                                      ------------------------------
EXPENSES
   Advisory fees ..................................................................................       7,771,230       1,406,173
   Custody fees ...................................................................................         216,603          37,498
   Accounting fees ................................................................................               0               0
   Professional fees ..............................................................................          26,529          19,685
   Shareholder reports ............................................................................           9,443           1,982
   Trustees' fees .................................................................................           8,955           8,955
   Other fees and expenses ........................................................................           9,817           3,714
                                                                                                      ------------------------------
Total expenses ....................................................................................       8,042,577       1,478,007
                                                                                                      ------------------------------
LESS
   Waived fees and reimbursed expenses (Note 3) ...................................................        (650,340)         (1,310)
   Net expenses ...................................................................................       7,392,237       1,476,697
                                                                                                      ------------------------------
Net investment income (loss) ......................................................................      16,064,930         185,231
                                                                                                      ------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

NET REALIZED GAIN (LOSS) FROM
   Securities, foreign currencies and foreign currency translation ................................      56,127,455      20,448,384
   Futures transactions ...........................................................................               0               0
                                                                                                      ------------------------------
Net realized gain and loss from investments .......................................................      56,127,455      20,448,384
                                                                                                      ------------------------------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF
   Securities, foreign currencies and foreign currency translation ................................      43,387,252      15,231,365
   Futures transactions ...........................................................................               0               0
                                                                                                      ------------------------------
Net change in unrealized appreciation (depreciation) of investments ...............................      43,387,252      15,231,365
                                                                                                      ------------------------------
Net realized and unrealized gain (loss) on investments ............................................      99,514,707      35,679,749
                                                                                                      ------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ...................................   $ 115,579,637   $  35,864,980
                                                                                                      ==============================

1 Net of foreign withholding taxes of .............................................................   $     153,301   $           0

2 For the Period Ended September 30, 2007.

--------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

Statements of Operations--For the Year Ended September 30, 2007

                                     Wells Fargo Advantage Master Portfolios 211


                                                                                       Emerging         Equity            Equity
                                                                                        Growth          Income            Value
                                                                                     Portfolio 2      Portfolio         Portfolio
-----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
   Dividends 1 ..................................................................   $      20,051  $   20,452,986     $  10,826,295
   Interest .....................................................................               0           5,112               891
   Income from affiliated securities ............................................          83,917         336,182           570,569
   Securities lending income, net ...............................................          60,229          89,411            82,058
                                                                                    -----------------------------------------------
Total investment income .........................................................         164,197      20,883,691        11,479,813
                                                                                    -----------------------------------------------
EXPENSES
   Advisory fees ................................................................         320,708       6,138,480         4,299,610
   Custody fees .................................................................           7,127         168,281           115,726
   Accounting fees ..............................................................               0               0                 0
   Professional fees ............................................................          13,303          32,950            25,770
   Shareholder reports ..........................................................          10,000           8,702             5,314
   Trustees' fees ...............................................................           8,955           8,955             8,955
   Other fees and expenses ......................................................           1,724          13,582             4,570
                                                                                    -----------------------------------------------
Total expenses ..................................................................         361,817       6,370,950         4,459,945
                                                                                    -----------------------------------------------
LESS
   Waived fees and reimbursed expenses (Note 3) .................................          (5,767)     (1,566,044)         (492,901
   Net expenses .................................................................         356,050       4,804,906         3,967,044
                                                                                    -----------------------------------------------
Net investment income (loss) ....................................................        (191,853)     16,078,785         7,512,769
                                                                                    -----------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

NET REALIZED GAIN (LOSS) FROM
   Securities, foreign currencies and foreign currency translation ..............         377,651     188,810,247        65,605,985
   Futures transactions .........................................................               0               0                 0
                                                                                    -----------------------------------------------
Net realized gain and loss from investments .....................................         377,651     188,810,247        65,605,985
                                                                                    -----------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF
   Securities, foreign currencies and foreign currency translation ..............      14,162,261     (73,139,434)       30,705,045
   Futures transactions .........................................................               0               0                 0
                                                                                    -----------------------------------------------
Net change in unrealized appreciation (depreciation) of investments .............      14,162,261     (73,139,434)       30,705,045
                                                                                    -----------------------------------------------
Net realized and unrealized gain (loss) on investments ..........................      14,539,912     115,670,813        96,311,030
                                                                                    -----------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS .................   $  14,348,059   $ 131,749,598     $ 103,823,799
                                                                                    ===============================================

1 Net of foreign withholding taxes of ...........................................   $         580   $      21,781     $       6,991

2 For the Period Ended September 30, 2007.

                                                                                                     International   International
                                                                                       Index              Core           Growth
                                                                                     Portfolio         Portfolio       Portfolio
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
   Dividends 1 ...............................................................     $   52,074,957     $   3,638,344  $    5,984,215
   Interest ..................................................................             45,385                 0               0
   Income from affiliated securities .........................................          1,714,933            89,585         363,788
   Securities lending income, net ............................................            393,163            79,631         142,668
                                                                                 ---------------------------------------------------
Total investment income ......................................................         54,228,438         3,807,560       6,490,671
                                                                                 ---------------------------------------------------
EXPENSES
   Advisory fees .............................................................          2,315,769         1,533,737       2,903,231
   Custody fees ..............................................................            551,055           161,446         303,921
   Accounting fees ...........................................................                  0            21,552          10,000
   Professional fees .........................................................             46,601            17,586          19,756
   Shareholder reports .......................................................             25,365             1,753           3,055
   Trustees' fees ............................................................              8,955             8,955           8,955
   Other fees and expenses ...................................................             33,863            10,952           1,318
                                                                                 ---------------------------------------------------
Total expenses ...............................................................          2,981,608         1,755,981       3,250,236
                                                                                 ---------------------------------------------------
LESS
   Waived fees and reimbursed expenses (Note 3) ..............................           (272,898)           (4,784)        (91,040)
   Net expenses ..............................................................          2,708,710         1,751,197       3,159,196
                                                                                 ---------------------------------------------------
Net investment income (loss) .................................................         51,519,728         2,056,363       3,331,475
                                                                                 ---------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

NET REALIZED GAIN (LOSS) FROM
   Securities, foreign currencies and foreign currency translation ...........        115,265,086        27,306,462      56,226,589
   Futures transactions ......................................................          1,919,641                 0               0
                                                                                 ---------------------------------------------------
Net realized gain and loss from investments ..................................        117,184,727        27,306,462      56,226,589
                                                                                 ---------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF
   Securities, foreign currencies and foreign currency translation ...........        244,793,951         5,567,904      15,364,318
   Futures transactions ......................................................            315,228                 0               0
                                                                                 ---------------------------------------------------
Net change in unrealized appreciation (depreciation) of investments ..........        245,109,179         5,567,904      15,364,318
                                                                                 ---------------------------------------------------
Net realized and unrealized gain (loss) on investments .......................        362,293,906        32,874,366      71,590,907
                                                                                 ---------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ..............      $ 413,813,634     $  34,930,729   $  74,922,382
                                                                                 ===================================================

1 Net of foreign withholding taxes of ........................................      $           0     $     352,319   $     753,829

2 For the Period Ended September 30, 2007.


212 Wells Fargo Advantage Master Portfolios

                 Statements of Operations--For the Year Ended September 30, 2007


                                                                                           International     International
                                                                                               Index             Value
                                                                                             Portfolio         Portfolio
---------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
   Dividends 1 .......................................................................    $    4,106,464    $   12,242,858
   Interest ..........................................................................            16,750            49,362
   Income from affiliated securities .................................................            51,110           640,808
   Securities lending income, net ....................................................            94,709           246,261
                                                                                          ---------------------------------
Total investment income ..............................................................         4,269,033        13,179,289
                                                                                          ---------------------------------

EXPENSES
   Advisory fees .....................................................................           565,481         3,570,396
   Custody fees ......................................................................           161,566           375,831
   Accounting fees ...................................................................             7,185            27,424
   Professional fees .................................................................            32,359            23,175
   Shareholder reports ...............................................................             1,754             3,307
   Trustees' fees ....................................................................             8,955             8,955
   Other fees and expenses ...........................................................            16,340             7,090
                                                                                          ---------------------------------
Total expenses .......................................................................           793,640         4,016,178
                                                                                          ---------------------------------

LESS
   Waived fees and reimbursed expenses (Note 3) ......................................            (5,848)         (133,103)
   Net expenses ......................................................................           787,792         3,883,075
                                                                                          ---------------------------------
Net investment income (loss) .........................................................         3,481,241         9,296,214
                                                                                          ---------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

NET REALIZED GAIN (LOSS) FROM
   Securities, foreign currencies and foreign currency translation ...................        13,479,135        23,855,136
   Forward foreign currency contracts ................................................            81,083                 0
   Futures transactions ..............................................................           177,409                 0
                                                                                          ---------------------------------
Net realized gain and loss from investments ..........................................        13,737,627        23,855,136
                                                                                          ---------------------------------

NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF
   Securities, foreign currencies and foreign currency translation ...................        18,649,579        35,415,227
   Forward foreign currency contracts ................................................            10,944                 0
   Futures transactions ..............................................................            73,554                 0
                                                                                          ---------------------------------
Net change in unrealized appreciation (depreciation) of investments ..................        18,734,077        35,415,227
                                                                                          ---------------------------------
Net realized and unrealized gain (loss) on investments ...............................        32,471,704        59,270,363
                                                                                          ---------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ......................    $   35,952,945    $   68,566,577
                                                                                          =================================

1 Net of foreign withholding taxes of ................................................    $      393,364    $    1,089,651

--------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

Statements of Operations--For the Year Ended September 30, 2007

                                     Wells Fargo Advantage Master Portfolios 213


                                                                                 Large Cap       Large Company        Small Cap
                                                                               Appreciation          Growth            Index
                                                                                 Portfolio          Portfolio         Portfolio
-----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
   Dividends 1 ...........................................................   $     1,925,904    $    30,624,723    $     4,793,357
   Interest ..............................................................                 0                302             17,191
   Income from affiliated securities .....................................           195,027          1,709,561            269,341
   Securities lending income, net ........................................            13,028            428,058            448,914
                                                                             ------------------------------------------------------
Total investment income ..................................................         2,133,959         32,762,644          5,528,803
                                                                             ------------------------------------------------------
EXPENSES
   Advisory fees .........................................................         1,188,351         19,373,639            859,956
   Custody fees ..........................................................            33,953            573,346             85,996
   Accounting fees .......................................................                 0                  0                  0
   Professional fees .....................................................            16,737             45,338             28,306
   Shareholder reports ...................................................             1,787             27,679              4,103
   Trustees' fees ........................................................             8,955              8,955              8,955
   Other fees and expenses ...............................................             2,258             44,182              2,587
                                                                             ------------------------------------------------------
Total expenses ...........................................................         1,252,041         20,073,139            989,903
                                                                             ------------------------------------------------------

LESS
   Waived fees and reimbursed expenses (Note 3) ..........................           (85,190)          (674,485)          (209,419)
   Net expenses ..........................................................         1,166,851         19,398,654            780,484
                                                                             ------------------------------------------------------
Net investment income (loss) .............................................           967,108         13,363,990          4,748,319
                                                                             ------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

NET REALIZED GAIN (LOSS) FROM
   Securities, foreign currencies and foreign currency translation .......        14,007,484        260,107,600         52,866,588
   Forward foreign currency contracts ....................................                 0                  0                  0
   Futures transactions ..................................................                 0                  0           (379,397)
                                                                             ------------------------------------------------------
Net realized gain and loss from investments ..............................        14,007,484        260,107,600         52,487,191
                                                                             ------------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF
   Securities, foreign currencies and foreign currency translation .......        19,094,005        206,232,842            303,949
   Forward foreign currency contracts ....................................                 0                  0                  0
   Futures transactions ..................................................                 0                  0            223,550
                                                                             ------------------------------------------------------
Net change in unrealized appreciation (depreciation) of investments ......        19,094,005        206,232,842            527,499
                                                                             ------------------------------------------------------
Net realized and unrealized gain (loss) on investments ...................        33,101,489        466,340,442         53,014,690
                                                                             ------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ..........   $    34,068,597    $   479,704,432    $    57,763,009
                                                                             ======================================================

1 Net of foreign withholding taxes of ....................................   $             0    $       371,041    $         1,238

                                                                              Small Company      Small Company        Strategic
                                                                                  Growth             Value            Small Cap
                                                                                 Portfolio         Portfolio       Value Portfolio
-----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
   Dividends 1 ...........................................................   $     2,845,320    $     6,476,577    $     3,900,178
   Interest ..............................................................                 0                  0              1,204
   Income from affiliated securities .....................................         1,005,442            645,615            804,530
   Securities lending income, net ........................................           216,152            320,432                  0
                                                                             ------------------------------------------------------
Total investment income ..................................................         4,066,914          7,442,624          4,705,912
                                                                             ------------------------------------------------------
EXPENSES
   Advisory fees .........................................................         8,083,240          4,614,556          3,474,413
   Custody fees ..........................................................           184,328            102,807             77,209
   Accounting fees .......................................................                 0                  0                  0
   Professional fees .....................................................            30,126             25,943             19,435
   Shareholder reports ...................................................             8,795              4,816              3,714
   Trustees' fees ........................................................             8,955              8,955              8,955
   Other fees and expenses ...............................................            10,421              2,967              7,578
                                                                             ------------------------------------------------------
Total expenses ...........................................................         8,325,865          4,760,044          3,591,304
                                                                             ------------------------------------------------------

LESS
   Waived fees and reimbursed expenses (Note 3) ..........................           (13,134)           (33,879)           (41,716)
   Net expenses ..........................................................         8,312,731          4,726,165          3,549,588
                                                                             ------------------------------------------------------
Net investment income (loss) .............................................        (4,245,817)         2,716,459          1,156,324
                                                                             ------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

NET REALIZED GAIN (LOSS) FROM
   Securities, foreign currencies and foreign currency translation .......       119,507,224         60,770,961         28,258,077
   Forward foreign currency contracts ....................................                 0                  0                  0
   Futures transactions ..................................................                 0                  0                  0
                                                                             ------------------------------------------------------
Net realized gain and loss from investments ..............................       119,507,224         60,770,961         28,258,077
                                                                             ------------------------------------------------------

NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF
   Securities, foreign currencies and foreign currency translation .......        33,980,926        (34,673,152)         1,189,101
   Forward foreign currency contracts ....................................                 0                  0                  0
   Futures transactions ..................................................                 0                  0                  0
                                                                             ------------------------------------------------------
Net change in unrealized appreciation (depreciation) of investments ......        33,980,926        (34,673,152)         1,189,101
                                                                             ------------------------------------------------------
Net realized and unrealized gain (loss) on investments ...................       153,488,150         26,097,809         29,447,178
                                                                             ------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ..........   $   149,242,333    $    28,814,268    $    30,603,502
                                                                             ======================================================

1 Net of foreign withholding taxes of ....................................   $         5,059    $             0    $        12,336

214 Wells Fargo Advantage Master Portfolios

                                             Statements of Changes in Net Assets


                                                                                              C&B LARGE CAP VALUE PORTFOLIO
                                                                                         ---------------------------------------
                                                                                              For the              For the
                                                                                             Year Ended           Year Ended
                                                                                         September 30, 2007   September 30, 2006
--------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   Beginning net assets ..............................................................    $   841,546,045       $  774,696,069

OPERATIONS
   Net investment income (loss) ......................................................         16,064,930           14,179,146
   Net realized gain (loss) on investments ...........................................         56,127,455           36,879,416
   Net change in unrealized appreciation (depreciation) of investments ...............         43,387,252           67,028,509
                                                                                         --------------------------------------
Net increase (decrease) in net assets resulting from operations ......................        115,579,637          118,087,071
                                                                                         --------------------------------------
CAPITAL SHARES TRANSACTIONS

TRANSACTIONS IN INVESTORS' BENEFICIAL INTERESTS
   Contributions .....................................................................        483,212,085           56,382,255
   Withdrawals .......................................................................       (199,048,159)        (107,619,350)
                                                                                         --------------------------------------
Net increase (decrease) from transactions in investors' beneficial interests .........        284,163,926          (51,237,095)
                                                                                         --------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS ................................................        399,743,563           66,849,976
                                                                                         ======================================
ENDING NET ASSETS ....................................................................    $ 1,241,289,608       $  841,546,045
                                                                                         ======================================

--------------------------------------------------------------------------------
1     This Portfolio commenced operations on January 31, 2007.

      The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets

                                     Wells Fargo Advantage Master Portfolios 215


                                                                   DISCIPLINED GROWTH PORTFOLIO        EMERGING GROWTH PORTFOLIO 1
                                                             ---------------------------------------   ---------------------------
                                                                   For the              For the                  For the
                                                                 Year Ended           Year Ended              Period Ended
                                                             September 30, 2007   September 30, 2006       September 30, 2007
                                                             ---------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   Beginning net assets ..................................      $ 187,057,301       $ 184,902,166             $          0

OPERATIONS
   Net investment income (loss) ..........................            185,231             216,903                 (191,853)
   Net realized gain (loss) on investments ...............         20,448,384           6,997,204                  377,651
   Net change in unrealized appreciation (depreciation)
      of investments .....................................         15,231,365          (4,599,455)              14,162,261
                                                                -----------------------------------------------------------
Net increase (decrease) in net assets resulting from
   operations ............................................         35,864,980           2,614,652               14,348,059
                                                                -----------------------------------------------------------
CAPITAL SHARES TRANSACTIONS

TRANSACTIONS IN INVESTORS' BENEFICIAL INTERESTS
   Contributions .........................................          4,065,448          10,644,735               88,757,743
   Withdrawals ...........................................        (43,386,161)        (11,104,252)             (16,585,922)
                                                                -----------------------------------------------------------
Net increase (decrease) from transactions in investors'
  beneficial interests ...................................        (39,320,713)           (459,517)              72,171,821
                                                                -----------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS ....................         (3,455,733)          2,155,135               86,519,880
                                                                ===========================================================
ENDING NET ASSETS ........................................      $ 183,601,568       $ 187,057,301             $ 86,519,880
                                                                ===========================================================

                                                                       EQUITY INCOME PORTFOLIO
                                                             ---------------------------------------
                                                                   For the              For the
                                                                 Year Ended           Year Ended
                                                             September 30, 2007   September 30, 2006
                                                             ---------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   Beginning net assets ..................................    $ 1,015,722,285      $ 1,273,196,285

OPERATIONS
   Net investment income (loss) ..........................         16,078,785           19,887,451
   Net realized gain (loss) on investments ...............        188,810,247          123,786,012
   Net change in unrealized appreciation (depreciation) of
     investments .........................................        (73,139,434)         (31,413,024)
                                                              -------------------------------------
Net increase (decrease) in net assets resulting from
   operations ............................................        131,749,598          112,260,439
                                                              -------------------------------------
CAPITAL SHARES TRANSACTIONS

TRANSACTIONS IN INVESTORS' BENEFICIAL INTERESTS
   Contributions .........................................         16,754,808           34,802,222
   Withdrawals ...........................................       (498,992,408)        (404,536,661)
                                                              -------------------------------------
Net increase (decrease) from transactions in investors'
  beneficial interests ...................................       (482,237,600)        (369,734,439)
                                                              -------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS ....................       (350,488,002)        (257,474,000)
                                                              =====================================
ENDING NET ASSETS ........................................    $   665,234,283      $ 1,015,722,285
                                                              =====================================

216 Wells Fargo Advantage Master Portfolios

                                             Statements of Changes in Net Assets


                                                                                                     EQUITY VALUE PORTFOLIO
                                                                                             ---------------------------------------
                                                                                                   For the             For the
                                                                                                 Year Ended          Year Ended
                                                                                             September 30, 2007  September 30, 2006
------------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   Beginning net assets ..................................................................   $      490,515,385  $      438,219,988

OPERATIONS
   Net investment income (loss) ..........................................................            7,512,769           5,440,295
   Net realized gain (loss) on investments ...............................................           65,605,985          27,936,911
   Net change in unrealized appreciation (depreciation) of investments ...................           30,705,045          14,109,152
                                                                                             ---------------------------------------
Net increase (decrease) in net assets resulting from operations ..........................          103,823,799          47,486,358
                                                                                             ---------------------------------------

CAPITAL SHARES TRANSACTIONS

TRANSACTIONS IN INVESTORS' BENEFICIAL INTERESTS
   Contributions .........................................................................          125,489,688          63,991,943
   Withdrawals ...........................................................................          (80,266,261)        (59,182,904)
                                                                                             ---------------------------------------
Net increase (decrease) from transactions in investors' beneficial interests .............           45,223,427           4,809,039
                                                                                             ---------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS ....................................................          149,047,226          52,295,397
                                                                                             =======================================
ENDING NET ASSETS ........................................................................   $      639,562,611  $      490,515,385
                                                                                             =======================================

--------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets

                                     Wells Fargo Advantage Master Portfolios 217


                                                                 INDEX PORTFOLIO                  INTERNATIONAL CORE PORTFOLIO
                                                     --------------------------------------  ---------------------------------------
                                                           For the             For the             For the             For the
                                                         Year Ended          Year Ended          Year Ended          Year Ended
                                                     September 30, 2007  September 30, 2006  September 30, 2007  September 30, 2006
------------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   Beginning net assets ..........................   $    2,548,093,616  $    2,151,037,408  $      161,638,942  $      160,473,368

OPERATIONS
   Net investment income (loss) ..................           51,519,728          43,311,188           2,056,363           3,202,167
   Net realized gain (loss) on investments .......          117,184,727          73,306,134          27,306,462          12,330,457
   Net change in unrealized appreciation
     (depreciation) of investments ...............          245,109,179         122,263,467           5,567,904           7,217,415
                                                     -------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations ................................          413,813,634         238,880,789          34,930,729          22,750,039
                                                     -------------------------------------------------------------------------------

CAPITAL SHARES TRANSACTIONS

TRANSACTIONS IN INVESTORS' BENEFICIAL INTERESTS
   Contributions .................................          226,915,817         501,457,635           5,766,735           9,573,177
   Withdrawals ...................................         (374,467,901)       (343,282,216)        (42,441,480)        (31,157,642)
                                                     -------------------------------------------------------------------------------
Net increase (decrease) from transactions in
  investors' beneficial interests ................         (147,552,084)        158,175,419         (36,674,745)        (21,584,465)
                                                     -------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS ............          266,261,550         397,056,208          (1,744,016)          1,165,574
                                                     ===============================================================================
ENDING NET ASSETS ................................   $    2,814,355,166  $    2,548,093,616  $      159,894,926  $      161,638,942
                                                     ===============================================================================

                                                                                                 INTERNATIONAL GROWTH PORTFOLIO
                                                                                             ---------------------------------------
                                                                                                   For the             For the
                                                                                                 Year Ended          Year Ended
                                                                                             September 30, 2007  September 30, 2006
------------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   Beginning net assets ..................................................................   $      301,162,819  $      251,828,302

OPERATIONS
   Net investment income (loss) ..........................................................            3,331,475           2,355,509
   Net realized gain (loss) on investments ...............................................           56,226,589          27,546,438
   Net change in unrealized appreciation (depreciation) of investments ...................           15,364,318          19,723,089
                                                                                             ---------------------------------------
Net increase (decrease) in net assets resulting from operations ..........................           74,922,382          49,625,036
                                                                                             ---------------------------------------

CAPITAL SHARES TRANSACTIONS

TRANSACTIONS IN INVESTORS' BENEFICIAL INTERESTS
   Contributions .........................................................................           57,271,305          44,376,075
   Withdrawals ...........................................................................         (132,730,181)        (44,666,594)
                                                                                             ---------------------------------------
Net increase (decrease) from transactions in investors' beneficial interests .............          (75,458,876)           (290,519)
                                                                                             ---------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS ....................................................             (536,494)         49,334,517
                                                                                             =======================================
ENDING NET ASSETS ........................................................................   $      300,626,325  $      301,162,819
                                                                                             =======================================

218 Wells Fargo Advantage Master Portfolios

                                             Statements of Changes in Net Assets


                                                                                                  INTERNATIONAL INDEX PORTFOLIO
                                                                                             ---------------------------------------
                                                                                                  For the              For the
                                                                                                 Year Ended          Year Ended
                                                                                             September 30, 2007   September 30, 2006
------------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   Beginning net assets ..................................................................     $  161,960,014       $  161,372,219

OPERATIONS
   Net investment income (loss) ..........................................................          3,481,241            4,192,841
   Net realized gain (loss) on investments ...............................................         13,737,627            9,015,257
   Net change in unrealized appreciation (depreciation) of investments ...................         18,734,077           16,305,976
                                                                                               ------------------------------------
Net increase (decrease) in net assets resulting from operations ..........................         35,952,945           29,514,074
                                                                                               ------------------------------------
CAPITAL SHARES TRANSACTIONS

TRANSACTIONS IN INVESTORS' BENEFICIAL INTERESTS
   Contributions .........................................................................          4,852,777            7,996,182
   Withdrawals ...........................................................................        (42,729,590)         (36,922,461)
                                                                                               ------------------------------------
Net increase (decrease) from transactions in investors' beneficial interests .............        (37,876,813)         (28,926,279)
                                                                                               ------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS ....................................................         (1,923,868)             587,795
                                                                                               ====================================
ENDING NET ASSETS ........................................................................     $  160,036,146       $  161,960,014
                                                                                               ====================================

--------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets

                                     Wells Fargo Advantage Master Portfolios 219


                                                        INTERNATIONAL VALUE PORTFOLIO            LARGE CAP APPRECIATION PORTFOLIO
                                                   ---------------------------------------   ---------------------------------------
                                                         For the              For the               For the            For the
                                                       Year Ended           Year Ended           Year Ended           Year Ended
                                                   September 30, 2007   September 30, 2006   September 30, 2007   September 30, 2006
------------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   Beginning net assets .........................    $  303,207,650       $  162,175,581       $  170,740,349       $  132,789,757

OPERATIONS
   Net investment income (loss) .................         9,296,214            4,152,778              967,108              918,625
   Net realized gain (loss) on investments ......        23,855,136           20,144,518           14,007,484           15,327,327
   Net change in unrealized
     appreciation (depreciation) of
     investments ................................        35,415,227            7,633,526           19,094,005          (10,204,382)
                                                     ------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations ...............................        68,566,577           31,930,822           34,068,597            6,041,570
                                                     ------------------------------------------------------------------------------
CAPITAL SHARES TRANSACTIONS

TRANSACTIONS IN INVESTORS' BENEFICIAL INTERESTS
   Contributions ................................       121,299,047          146,254,390           16,092,463           46,259,962
   Withdrawals ..................................       (45,897,786)         (37,153,143)         (41,872,453)         (14,350,940)
                                                     ------------------------------------------------------------------------------
Net increase (decrease) from transactions in
  investors' beneficial interests ...............        75,401,261          109,101,247          (25,779,990)          31,909,022
                                                     ------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS ...........       143,967,838          141,032,069            8,288,607           37,950,592
                                                     ==============================================================================
ENDING NET ASSETS ...............................    $  447,175,488       $  303,207,650       $  179,028,956       $  170,740,349
                                                     ==============================================================================

                                                                                                 LARGE COMPANY GROWTH PORTFOLIO
                                                                                             ---------------------------------------
                                                                                                   For the             For the
                                                                                                 Year Ended           Year Ended
                                                                                             September 30, 2007   September 30, 2006
------------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   Beginning net assets ..................................................................     $ 3,092,485,051      $ 3,563,533,543

OPERATIONS
   Net investment income (loss) ..........................................................          13,363,990            4,683,732
   Net realized gain (loss) on investments ...............................................         260,107,600           69,056,359
   Net change in unrealized appreciation (depreciation) of investments ...................         206,232,842          (13,237,773)
                                                                                               -------------------------------------
Net increase (decrease) in net assets resulting from operations ..........................         479,704,432           60,502,318
                                                                                               -------------------------------------

CAPITAL SHARES TRANSACTIONS

TRANSACTIONS IN INVESTORS' BENEFICIAL INTERESTS
   Contributions .........................................................................          90,833,168          146,833,445
   Withdrawals ...........................................................................        (903,921,510)        (678,384,255)
                                                                                               -------------------------------------
Net increase (decrease) from transactions in investors' beneficial interests .............        (813,088,342)        (531,550,810)
                                                                                               -------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS ....................................................        (333,383,910)        (471,048,492)
                                                                                               =====================================
ENDING NET ASSETS ........................................................................     $ 2,759,101,141      $ 3,092,485,051
                                                                                               =====================================

220 Wells Fargo Advantage Master Portfolios

                                             Statements of Changes in Net Assets

                                                                                                    SMALL CAP INDEX PORTFOLIO
                                                                                            ----------------------------------------
                                                                                                 For the              For the
                                                                                                Year Ended           Year Ended
                                                                                            September 30, 2007   September 30, 2006
------------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   Beginning net assets ................................................................    $      396,054,239   $      359,172,109

OPERATIONS
   Net investment income (loss) ........................................................             4,748,319            3,641,023
   Net realized gain (loss) on investments .............................................            52,487,191           28,835,980
   Net change in unrealized appreciation (depreciation) of investments .................               527,499           (6,775,651)
                                                                                            ----------------------------------------
Net increase (decrease) in net assets resulting from operations ........................            57,763,009           25,701,352
                                                                                            ----------------------------------------
CAPITAL SHARES TRANSACTIONS

TRANSACTIONS IN INVESTORS' BENEFICIAL INTERESTS
   Contributions .......................................................................            51,981,926           56,571,421
   Withdrawals .........................................................................           (90,426,346)         (45,390,643)
                                                                                            ----------------------------------------
Net increase (decrease) from transactions in investors' beneficial interests ...........           (38,444,420)          11,180,778
                                                                                            ----------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS ..................................................            19,318,589           36,882,130
                                                                                            ========================================
ENDING NET ASSETS ......................................................................    $      415,372,828   $      396,054,239
                                                                                            ========================================

--------------------------------------------------------------------------------
2 This Portfolio commenced operations on January 31, 2006.

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets

                                     Wells Fargo Advantage Master Portfolios 221


                                                      SMALL COMPANY GROWTH PORTFOLIO             SMALL COMPANY VALUE PORTFOLIO
                                                  --------------------------------------    ----------------------------------------
                                                       For the               For the              For the              For the
                                                      Year Ended           Year Ended           Year Ended           Year Ended
                                                  September 30, 2007   September 30, 2006   September 30, 2007   September 30, 2006
------------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   Beginning net assets .......................   $      927,550,765   $      889,007,735   $      456,421,037   $      620,229,304

OPERATIONS
   Net investment income (loss) ...............           (4,245,817)          (3,086,201)           2,716,459            3,682,087
   Net realized gain (loss) on investments ....          119,507,224          122,082,548           60,770,961           89,362,303
   Net change in unrealized appreciation
     (depreciation) of investments ............           33,980,926          (55,941,786)         (34,673,152)         (44,240,821)
                                                  ----------------------------------------------------------------------------------
Net increase (decrease) in net assets
   resulting from operations ..................          149,242,333           63,054,561           28,814,268           48,803,569
                                                  ----------------------------------------------------------------------------------
CAPITAL SHARES TRANSACTIONS

TRANSACTIONS IN INVESTORS' BENEFICIAL
INTERESTS
   Contributions ..............................           59,572,668          111,424,354          106,270,058          193,013,661
   Withdrawals ................................         (302,618,094)        (135,935,885)         (77,774,622)        (405,625,497)
                                                  ----------------------------------------------------------------------------------
Net increase (decrease) from transactions in
investors' beneficial interests ...............         (243,045,426)         (24,511,531)          28,495,436         (212,611,836)
                                                  ----------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS .........          (93,803,093)          38,543,030           57,309,704         (163,808,267)
                                                  ==================================================================================
ENDING NET ASSETS .............................   $      833,747,672   $      927,550,765   $      513,730,741   $      456,421,037
                                                  ==================================================================================

                                                                                             STRATEGIC SMALL CAP VALUE PORTFOLIO 2
                                                                                            ---------------------------------------
                                                                                                 For the                For the
                                                                                                Year Ended           Period Ended
                                                                                            September 30, 2007   September 30, 2006
------------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   Beginning net assets ................................................................    $      359,375,258   $                0

OPERATIONS
   Net investment income (loss) ........................................................             1,156,324            1,364,265
   Net realized gain (loss) on investments .............................................            28,258,077            3,250,792
   Net change in unrealized appreciation (depreciation) of investments .................             1,189,101           (1,012,915)
                                                                                            ----------------------------------------
Net increase (decrease) in net assets resulting from operations ........................            30,603,502            3,602,142
                                                                                            ----------------------------------------
CAPITAL SHARES TRANSACTIONS

TRANSACTIONS IN INVESTORS' BENEFICIAL INTERESTS
   Contributions .......................................................................            56,302,978          380,740,890
   Withdrawals .........................................................................           (74,521,175)         (24,967,774)
                                                                                            ----------------------------------------
Net increase (decrease) from transactions in investors' beneficial interests ...........           (18,218,197)         355,773,116
                                                                                            ----------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS ..................................................            12,385,305          359,375,258
                                                                                            ========================================
ENDING NET ASSETS ......................................................................    $      371,760,563   $      359,375,258
                                                                                            ========================================

222 Wells Fargo Advantage Master Portfolios                 Financial Highlights


                                                 Ratio to Average Net Assets (Annualized) 1
                                             -------------------------------------------------                Portfolio
                                             Net Investment     Gross     Expenses       Net       Total      Turnover
                                              Income (Loss)   Expenses     Waived     Expenses   Return 2       Rate
-----------------------------------------------------------------------------------------------------------------------
C&B LARGE CAP VALUE PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------
October 1, 2006 to September 30, 2007 .....       1.48%         0.74%      (0.06)%      0.68%      11.88%        24%
October 1, 2005 to September 30, 2006 .....       1.77%         0.76%      (0.10)%      0.66%      15.30%        29%
December 6, 2004 3 to September 30, 2005 ..       0.98%         0.77%      (0.06)%      0.71%       1.51%        19%

DISCIPLINED GROWTH PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------
October 1, 2006 to September 30, 2007 .....       0.10%         0.79%       0.00% 4     0.79%      21.22%        68%
October 1, 2005 to September 30, 2006 .....       0.12%         0.79%      (0.01)%      0.78%       1.41%        90%
October 1, 2004 to September 30, 2005 .....       0.44%         0.79%      (0.01)%      0.78%      11.76%        45%
October 1, 2003 to September 30, 2004 .....       0.28%         0.80%      (0.26)%      0.54%       9.88%        87%
October 1, 2002 to September 30, 2003 .....       0.28%         0.88%      (0.15)%      0.73%      25.65%       117%
October 1, 2001 to September 30, 2002 .....       0.27%         0.91%      (0.18)%      0.73%     (12.57)%      156%

EMERGING GROWTH PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------
January 31, 2007 3 to September 30, 2007 ..      (0.54)%        1.01%      (0.02)%      0.99%      24.40%       125%

EQUITY INCOME PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------
October 1, 2006 to September 30, 2007 .....       1.91%         0.76%      (0.19)%      0.57%      15.91%        16%
October 1, 2005 to September 30, 2006 .....       1.84%         0.75%      (0.05)%      0.70%      11.21%         7%
October 1, 2004 to September 30, 2005 .....       2.04%         0.73%      (0.13)%      0.60%      13.30%        20%
October 1, 2003 to September 30, 2004 .....       1.86%         0.77%      (0.21)%      0.56%      17.04%        11%
October 1, 2002 to September 30, 2003 .....       2.01%         0.78%      (0.11)%      0.67%      20.66%         9%
October 1, 2001 to September 30, 2002 .....       1.61%         0.78%      (0.10)%      0.68%     (19.49)%       12%

EQUITY VALUE PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------
October 1, 2006 to September 30, 2007 .....       1.29%         0.77%      (0.08)%      0.69%      20.21%       108%
October 1, 2005 to September 30, 2006 .....       1.18%         0.78%      (0.01)%      0.77%      10.73%       107%
October 1, 2004 to September 30, 2005 .....       1.22%         0.78%      (0.02)%      0.76%      21.61%       145%
October 1, 2003 to September 30, 2004 .....       1.25%         0.80%      (0.18)%      0.62%      17.82%       122%
August 29, 2003 3 to September 30, 2003 ...       0.64%         0.86%      (0.32)%      0.54%      (1.80)%        3%

INDEX PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------
October 1, 2006 to September 30, 2007 .....       1.86%         0.11%      (0.01)%      0.10%      16.35%         8%
October 1, 2005 to September 30, 2006 .....       1.86%         0.11%       0.00%       0.11%      10.70%         9%
October 1, 2004 to September 30, 2005 .....       2.08%         0.12%      (0.08)%      0.04%      12.23%         8%
October 1, 2003 to September 30, 2004 .....       1.71%         0.17%      (0.14)%      0.03%      13.87%         2%
October 1, 2002 to September 30, 2003 .....       1.70%         0.18%      (0.05)%      0.13%      24.42%         3%
October 1, 2001 to September 30, 2002 .....       1.40%         0.18%      (0.05)%      0.13%     (20.52)%        4%

INTERNATIONAL CORE PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------
October 1, 2006 to September 30, 2007 .....       1.27%         1.09%      (0.01)%      1.08%      23.70%        66%
October 1, 2005 to September 30, 2006 .....       1.99%         1.09%      (0.06)%      1.03%      14.58%        39%
October 1, 2004 to September 30, 2005 .....       1.51%         1.09%      (0.01)%      1.08%      18.69%       108%
October 1, 2003 to September 30, 2004 .....       0.86%         1.11%      (0.15)%      0.96%      13.84%        33%
October 1, 2002 to September 30, 2003 .....       0.81%         1.12%      (0.03)%      1.09%      18.39%        75%
October 1, 2001 to September 30, 2002 .....       0.54%         1.26%      (0.02)%      1.24%     (19.04)%       38%

INTERNATIONAL GROWTH PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------
October 1, 2006 to September 30, 2007 .....       1.09%         1.06%      (0.03)%      1.03%      27.40%        73%
October 1, 2005 to September 30, 2006 .....       0.87%         1.07%      (0.09)%      0.98%      19.95%        62%
October 6, 2004 3 to September 30, 2005 ...       1.02%         1.08%      (0.02)%      1.06%      22.30%        67%

INTERNATIONAL INDEX PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------
October 1, 2006 to September 30, 2007 .....       2.15%         0.49%       0.00%       0.49%      24.52%         3%
October 1, 2005 to September 30, 2006 .....       2.59%         0.49%      (0.12)%      0.37%      19.44%         7%
October 6, 2004 3 to September 30, 2005 ...       2.41%         0.49%      (0.03)%      0.46%      21.90%        21%

--------------------------------------------------------------------------------

1 During each period, various fees and expenses were waived and reimbursed, as indicated. The ratio of Gross Expenses to Average Net Assets reflects the expense ratio in the absence of any waivers and reimbursements (Note
      3).

2 Total return calculations do not include any sales charges, and would have been lower had certain expenses not been waived or reimbursed during the periods shown. Returns for periods less than one year are not annualized.

3     Commencement of operations.

4     Amount calculated is less than .005%.

      The accompanying notes are an integral part of these financial statements.

Financial Highlights                 Wells Fargo Advantage Master Portfolios 223


                                                 Ratio to Average Net Assets (Annualized) 1
                                             -------------------------------------------------                Portfolio
                                             Net Investment     Gross     Expenses       Net       Total      Turnover
                                             Income (Loss)    Expenses     Waived     Expenses   Return 2       Rate
-----------------------------------------------------------------------------------------------------------------------
INTERNATIONAL VALUE PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------
October 1, 2006 to September 30, 2007 .....       2.47%         1.07%      (0.04)%      1.03%      21.91%        19%
October 1, 2005 to September 30, 2006 .....       2.34%         1.09%       0.00%       1.09%      19.32%        31%
October 1, 2004 to September 30, 2005 .....       2.21%         1.11%      (0.01)%      1.10%      25.92%        14%
October 31, 2003 3 to September 30, 2004 ..       2.61%         1.02%      (0.18)%      0.84%      20.00%        24%

LARGE CAP APPRECIATION PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------
October 1, 2006 to September 30, 2007 .....       0.57%         0.74%      (0.05)%      0.69%      21.80%       145%
October 1, 2005 to September 30, 2006 .....       0.65%         0.75%      (0.03)%      0.72%       3.34%       155%
October 1, 2004 to September 30, 2005 .....       0.83%         0.74%       0.00%       0.74%      20.02%       133%
October 1, 2003 to September 30, 2004 .....       0.50%         0.76%      (0.14)%      0.62%      10.56%       149%
October 1, 2002 to September 30, 2003 .....       0.29%         0.81%      (0.09)%      0.72%      18.50%       153%
October 1, 2001 to September 30, 2002 .....       0.37%         0.88%      (0.16)%      0.72%     (20.04)%      123%

LARGE COMPANY GROWTH PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------
October 1, 2006 to September 30, 2007 .....       0.46%         0.70%      (0.02)%      0.68%      17.80%        10%
October 1, 2005 to September 30, 2006 .....       0.14%         0.70%      (0.09)%      0.61%       1.41%         6%
October 1, 2004 to September 30, 2005 .....       0.69%         0.69%      (0.01)%      0.68%      11.03%        18%
October 1, 2003 to September 30, 2004 .....      (0.09)%        0.76%      (0.08)%      0.68%       2.96%        14%
October 1, 2002 to September 30, 2003 .....      (0.24)%        0.78%      (0.02)%      0.76%      27.90%        13%
October 1, 2001 to September 30, 2002 .....      (0.34)%        0.78%       0.00%       0.78%     (22.32)%       18%

SMALL CAP INDEX PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------
October 1, 2006 to September 30, 2007 .....       1.10%         0.23%      (0.05)%      0.18%      14.78%        24%
October 1, 2005 to September 30, 2006 .....       0.95%         0.24%      (0.01)%      0.23%       6.89%        20%
October 1, 2004 to September 30, 2005 .....       1.00%         0.23%      (0.05)%      0.18%      21.03%        14%
October 1, 2003 to September 30, 2004 .....       0.93%         0.28%      (0.19)%      0.09%      23.97%        17%
October 1, 2002 to September 30, 2003 .....       0.74%         0.31%      (0.02)%      0.29%      27.79%        11%
October 1, 2001 to September 30, 2002 .....       0.57%         0.33%      (0.01)%      0.32%      (2.60)%       17%

SMALL COMPANY GROWTH PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------
October 1, 2006 to September 30, 2007 .....      (0.46)%        0.90%       0.00%       0.90%      17.74%       138%
October 1, 2005 to September 30, 2006 .....      (0.33)%        0.91%      (0.01)%      0.90%       7.02%       125%
October 1, 2004 to September 30, 2005 .....      (0.45)%        0.91%       0.00%       0.91%      16.51%       142%
October 1, 2003 to September 30, 2004 .....      (0.63)%        0.93%      (0.07)%      0.86%      12.70%       145%
October 1, 2002 to September 30, 2003 .....      (0.35)%        0.94%      (0.02)%      0.92%      37.90%       163%
October 1, 2001 to September 30, 2002 .....      (0.40)%        0.94%       0.00%       0.94%     (19.95)%      169%

SMALL COMPANY VALUE PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------
October 1, 2006 to September 30, 2007 .....       0.53%         0.93%      (0.01)%      0.92%       6.53%        69%
October 1, 2005 to September 30, 2006 .....       0.64%         0.92%      (0.13)%      0.79%       6.70%       114%
October 1, 2004 to September 30, 2005 .....       0.61%         0.92%      (0.10)%      0.82%      24.77%        70%
October 1, 2003 to September 30, 2004 .....       0.54%         0.93%      (0.13)%      0.80%      23.72%        64%
October 1, 2002 to September 30, 2003 .....       0.70%         0.95%      (0.16)%      0.79%      38.33%        80%
October 1, 2001 to September 30, 2002 .....       0.68%         0.98%      (0.19)%      0.79%      (2.16)%       98%

STRATEGIC SMALL CAP VALUE PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------
October 1, 2006 to September 30, 2007 .....       0.30%         0.93%      (0.01)%      0.92%       8.65%        64%
January 31, 2006 3 to September 30, 2006 ..       0.75%         0.94%      (0.19)%      0.75%       0.60%        37%

224 Wells Fargo Advantage Master Portfolios        Notes to Financial Statements


1. ORGANIZATION

Wells Fargo Master Trust (the "Trust") is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). The Trust currently has 23 separate investment portfolios. These financial statements are for 16 of those portfolios as follows: the C&B Large Cap Value Portfolio, Disciplined Growth Portfolio, Emerging Growth Portfolio, Equity Income Portfolio, Equity Value Portfolio, Index Portfolio, International Core Portfolio, International Growth Portfolio, International Index Portfolio, International Value Portfolio, Large Cap Appreciation Portfolio, Large Company Growth Portfolio, Small Cap Index Portfolio, Small Company Growth Portfolio, Small Company Value Portfolio and Strategic Small Cap Value Portfolio (each, a "Fund" and collectively, the "Funds").

Interests in the Funds are sold without any sales charge in private placement transactions to qualified investors, including open-end management investment companies.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Trust, are in conformity with accounting principles generally accepted in the United States of America ("GAAP") for investment companies.

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Certain Funds of the Trust may invest a substantial portion of their assets in an industry, sector or foreign country. Such Funds may be more affected by changes in that industry, sector or foreign country than they would be absent the concentration of investments.

Under the Trust's organizational documents, their officers and directors are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust's maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

SECURITIES VALUATION

Investments in securities are valued each business day as of the close of regular trading on the New York Stock Exchange, which is usually 4:00 p.m. (Eastern Time). Securities which are traded on a national or foreign securities exchange are valued at the last reported sales price. Securities listed on The NASDAQ Stock Market, Inc. ("NASDAQ") are valued at the NASDAQ Official Closing Price ("NOCP"), and if no NOCP is available, then at the last reported sales price. If no sales price is shown on NASDAQ, the bid price will be used. In the absence of any sale of securities listed on the NASDAQ, and in the case of other securities, including U.S. Government obligations, but excluding debt securities maturing in 60 days or less, the price will be deemed "stale" and the valuations will be determined in accordance with the Funds' Fair Valuation Procedures.

Securities denominated in foreign currencies are translated into U.S. dollars using the closing rates of exchange in effect on the day of valuation.

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign investments are traded but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of the investments, then those investments are fair valued following procedures approved by the Board of Trustees. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Depending on market activity, such fair valuations may be frequent. In light of the judgment involved in fair value decisions, there can be no assurance that a fair value assigned to a particular security is accurate. Such fair value pricing may result in NAVs that are higher or lower than NAVs based on the closing price or latest quoted bid price.

Notes to Financial Statements        Wells Fargo Advantage Master Portfolios 225


Debt securities maturing in 60 days or less generally are valued at amortized cost. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity, which approximates market value.

Investments which are not valued using any of the methods discussed above are valued at their fair value as determined by procedures approved by the Board of Trustees.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Securities transactions are recorded on a trade date basis. Realized gains or losses are reported on the basis of identified cost of securities delivered. Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily using the interest method.

Dividend income is recognized on the ex-dividend date, except for certain dividends from foreign securities, which are recorded as soon as the Fund is informed of the ex-dividend date. Dividend income from foreign securities is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

FOREIGN CURRENCY TRANSLATION

The accounting records are maintained in U.S. dollars. Assets, including investment securities, and liabilities denominated in foreign currency are translated into U.S. dollars at the prevailing rates of exchange at the date of valuation. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities, at fiscal period-end, resulting from changes in exchange rates.

The changes in net assets arising from changes in exchange rates and the changes in net assets resulting from changes in market prices of securities at fiscal period-end are not separately presented. Such changes are recorded with net realized and unrealized gain from investments. Gains and losses from certain foreign currency transactions are treated as ordinary income for U.S. federal income tax purposes.

FEDERAL INCOME TAXES

Each Fund of the Trust is treated as a separate entity for federal income tax purposes. The Funds of the Trust are not required to pay federal income taxes on their net investment income and net capital gain as they are treated as partnerships for federal income tax purposes. All interest, dividends, gains and losses of a Fund are deemed to have been "passed through" to the interestholders in proportion to their holdings of the Fund regardless of whether such interest, dividends, or gains have been distributed by the Fund.

FORWARD FOREIGN CURRENCY CONTRACTS

The Funds may enter into forward foreign currency contracts to protect against a possible loss resulting from an adverse change in the relationship between foreign currencies and the U.S. dollar, or between foreign currencies. A forward contract is an agreement between two counterparties for future delivery or receipt of currency at a specified price. Risks arise from the possible inability of counterparties to meet the terms of their contracts and from movements in currency values. Realized gains or losses are recognized when the transaction is completed. Contracts which have been offset but have not reached their settlement date are included in unrealized gains and losses.

As of September 30, 2007, outstanding forward contracts were as follows:

---------------------------------------------------------------------------------------------------------------------
                                              Currency                                    Currency     Net Unrealized
                                            Amount to be      Type of      Settlement   Amount to be   Appreciation/
PORTFOLIO                                     Received        Currency        Date        Delivered    (Depreciation)
---------------------------------------------------------------------------------------------------------------------
INTERNATIONAL INDEX PORTFOLIO                   170,000    British Pound    12/27/07      $ 341,778        $ 5,331
                                                245,000         Euro        12/27/07        346,356          3,566
                                             40,000,000     Japanese Yen    12/27/07        354,039         (1,942)
---------------------------------------------------------------------------------------------------------------------

226 Wells Fargo Advantage Master Portfolios        Notes to Financial Statements


FUTURES CONTRACTS

The Funds may purchase futures contracts to gain exposure to market changes, which may be more efficient or cost effective than actually buying the securities. A futures contract is an agreement between parties to buy or sell a security at a set price on a future date. Upon entering into such a contract, a Fund is required to pledge to the broker an amount of cash, U.S. Government obligations or other high-quality debt securities equal to the minimum "initial margin" requirements of the exchange on which the futures contract is traded. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Pursuant to regulations and/or published positions of the Securities and Exchange Commission (the "SEC") for long futures positions, the Fund is required to segregate highly liquid securities as permitted by the SEC in connection with futures transactions in an amount generally equal to the value of the underlying contracts. Risks of entering into futures contracts include the possibility that there may be an illiquid market and that a change in the value of the contract may not correlate with changes in the value of the underlying securities. At September 30, 2007, the following Funds held open futures contracts:

--------------------------------------------------------------------------------------------------------------------
                                                                                         Notional     Net Unrealized
                                                                                         Contract      Appreciation/
PORTFOLIO                              Contracts         Type        Expiration Date      Amount      (Depreciation)
--------------------------------------------------------------------------------------------------------------------
INDEX PORTFOLIO                         41 Long        S&P 500        December 2007    $ 15,209,597      $ 555,928
--------------------------------------------------------------------------------------------------------------------
INTERNATIONAL INDEX PORTFOLIO           14 Long    DJ Eurostoxx 50    December 2007         823,912         33,245
                                         7 Long     FTSE 100 Index    December 2007         914,468          4,632
                                         6 Long         TOPIX         December 2007         793,572         59,210
--------------------------------------------------------------------------------------------------------------------
SMALL CAP INDEX PORTFOLIO               18 Long      Russell 2000     December 2007       7,104,800        214,000
--------------------------------------------------------------------------------------------------------------------

SECURITY LOANS

The Funds may loan securities in return for securities, irrevocable letters of credit or cash collateral, which is invested in various short-term fixed income securities. A Fund may receive compensation for lending securities in the form of fees or by retaining a portion of interest on the investment securities or cash received as collateral. A Fund also continues to receive interest or dividends on the securities loaned. Security loans are secured at all times by collateral. The collateral is equal to at least 102% of the market value of the securities loaned plus accrued interest when the transaction is entered into. The collateral supporting loans of domestic and foreign equity securities and corporate bonds are remarked daily while collateral supporting loans of U.S. Government securities are remarked back to 102% only if the given collateral falls below 100% of the market value of the securities loans plus any accrued interest. Gain or loss in the market price of the securities loaned that may occur during the term of the loan are reflected in the value of the Fund. The risks from securities lending are that the borrower may not provide additional collateral when required or return the securities when due or when called for by the Fund. Wells Fargo Bank, N.A., the Funds' custodian, acts as the securities lending agent for the Funds and receives for its services 25% of the revenues earned on the securities lending activities (reduced from 30% effective September 1, 2007) and incurs all expenses. The value of the securities on loan and the value of the related collateral at September 30, 2007, are shown on the Statements of Assets and Liabilities.

3. EXPENSES

ADVISORY FEES

The Trust has entered into an advisory contract with Wells Fargo Funds Management, LLC ("Funds Management"). The adviser is responsible for implementing investment policies and guidelines and for supervising the subadviser, who is responsible for day-to-day portfolio management.

Pursuant to the contract, Funds Management is entitled to receive an advisory fee for its services as adviser. Funds Management may retain the services of certain investment subadvisers to provide daily portfolio management. The fees related to subadvisory services are borne directly by the adviser and do not increase the overall fees paid by a Fund to the adviser. Funds Management and the investment subadviser(s) are entitled to be paid a monthly fee at the following annual rates:

Notes to Financial Statements        Wells Fargo Advantage Master Portfolios 227


------------------------------------------------------------------------------------------------------------------------------------
                                                              Advisory                                                  Subadvisory
                                                             Fees (% of                                                  Fees (% of
                                         Average Daily     Average Daily                             Average Daily     Average Daily
PORTFOLIO                                 Net Assets        Net Assets)          Subadviser            Net Assets       Net Assets)
------------------------------------------------------------------------------------------------------------------------------------
C&B LARGE CAP VALUE PORTFOLIO         First $500 million        0.750        Cooke & Bieler LP    First $250 million       0.450
                                       Next $500 million        0.700                              Next $250 million       0.400
                                         Next $2 billion        0.650                              Next $250 million       0.350
                                         Next $2 billion        0.625                              Over $750 million       0.300
                                         Over $5 billion        0.600
------------------------------------------------------------------------------------------------------------------------------------
DISCIPLINED GROWTH PORTFOLIO          First $500 million        0.750          Smith Asset        First $200 million       0.300
                                       Next $500 million        0.700           Management         Next $300 million       0.200
                                         Next $2 billion        0.650            Group LP          Over $500 million       0.150
                                         Next $2 billion        0.625
                                         Over $5 billion        0.600
------------------------------------------------------------------------------------------------------------------------------------
EMERGING GROWTH PORTFOLIO             First $500 million        0.900         Wells Capital       First $100 million       0.550
                                       Next $500 million        0.850           Management         Next $100 million       0.500
                                         Next $2 billion        0.800                              Over $200 million       0.400
                                         Next $2 billion        0.775
                                         Next $5 billion        0.750
------------------------------------------------------------------------------------------------------------------------------------
EQUITY INCOME PORTFOLIO               First $500 million        0.750         Wells Capital       First $100 million       0.350
                                       Next $500 million        0.700           Management         Next $100 million       0.300
                                         Next $2 billion        0.650                              Next $300 million       0.200
                                         Next $2 billion        0.625                              Over $500 million       0.150
                                         Over $5 billion        0.600
------------------------------------------------------------------------------------------------------------------------------------
EQUITY VALUE PORTFOLIO                First $500 million        0.750      Systematic Financial   First $150 million       0.300
                                       Next $500 million        0.700         Management LP        Next $200 million       0.200
                                         Next $2 billion        0.650                              Next $400 million       0.150
                                         Next $2 billion        0.625                              Next $250 million       0.130
                                         Over $5 billion        0.600                                Over $1 billion       0.100
------------------------------------------------------------------------------------------------------------------------------------
INDEX PORTFOLIO                       First $500 million        0.100         Wells Capital       First $100 million       0.050
                                       Next $500 million        0.100           Management         Next $100 million       0.030
                                         Next $2 billion        0.075                              Over $200 million       0.020
                                         Next $2 billion        0.075
                                         Over $5 billion        0.050
------------------------------------------------------------------------------------------------------------------------------------
INTERNATIONAL CORE PORTFOLIO          First $500 million        0.950            New Star          First $50 million       0.350
                                       Next $500 million        0.900         Institutional        Next $500 million       0.290
                                         Next $2 billion        0.850            Managers          Over $550 million       0.200
                                         Next $2 billion        0.825            Limited
                                         Over $5 billion        0.800
------------------------------------------------------------------------------------------------------------------------------------
INTERNATIONAL GROWTH PORTFOLIO        First $500 million        0.950       Artisan Partners LP   First $250 million       0.700
                                       Next $500 million        0.900                              Over $250 million       0.500
                                         Next $2 billion        0.850
                                         Next $2 billion        0.825
                                         Over $5 billion        0.800
------------------------------------------------------------------------------------------------------------------------------------
INTERNATIONAL INDEX PORTFOLIO         First $500 million        0.350           SSgA Funds        First $100 million       0.080
                                       Next $500 million        0.350           Management         Over $100 million       0.060
                                         Next $2 billion        0.325
                                         Next $2 billion        0.325
                                         Over $5 billion        0.300
------------------------------------------------------------------------------------------------------------------------------------

228 Wells Fargo Advantage Master Portfolios        Notes to Financial Statements


------------------------------------------------------------------------------------------------------------------------------------
                                                              Advisory                                                  Subadvisory
                                                             Fees (% of                                                  Fees (% of
                                         Average Daily     Average Daily                             Average Daily     Average Daily
PORTFOLIO                                 Net Assets        Net Assets)        Subadviser              Net Assets       Net Assets)
------------------------------------------------------------------------------------------------------------------------------------
INTERNATIONAL VALUE PORTFOLIO         First $500 million        0.950          LSV Asset          First $150 million       0.350
                                       Next $500 million        0.900         Management           Next $350 million       0.400
                                         Next $2 billion        0.850                              Next $250 million       0.350
                                         Next $2 billion        0.825                              Next $250 million       0.325
                                         Over $5 billion        0.800                                Over $1 billion       0.300
------------------------------------------------------------------------------------------------------------------------------------
LARGE CAP APPRECIATION PORTFOLIO      First $500 million        0.700       Cadence Capital       First $250 million       0.300
                                       Next $500 million        0.700       Management LLC         Next $250 million       0.200
                                         Next $2 billion        0.650                              Next $500 million       0.150
                                         Next $2 billion        0.625                                Over $1 billion       0.100
                                         Over $5 billion        0.600
------------------------------------------------------------------------------------------------------------------------------------
LARGE COMPANY GROWTH PORTFOLIO*       First $500 million        0.750      Peregrine Capital       First $25 million       0.550
                                       Next $500 million        0.700         Management            Next $25 million       0.450
                                         Next $2 billion        0.650        Incorporated          Next $100 million       0.400
                                         Next $2 billion        0.625                              Next $125 million       0.350
                                         Over $5 billion        0.600                              Over $275 million       0.225
------------------------------------------------------------------------------------------------------------------------------------
SMALL CAP INDEX PORTFOLIO             First $500 million        0.200        Wells Capital        First $100 million       0.050
                                       Next $500 million        0.200         Management           Next $100 million       0.030
                                         Next $2 billion        0.175                              Over $200 million       0.020
                                         Next $2 billion        0.175
                                         Over $5 billion        0.150
------------------------------------------------------------------------------------------------------------------------------------
SMALL COMPANY GROWTH PORTFOLIO        First $500 million        0.900      Peregrine Capital       First $50 million       0.900
                                       Next $500 million        0.850         Management           Next $130 million       0.750
                                         Next $2 billion        0.800        Incorporated          Next $160 million       0.650
                                         Next $2 billion        0.775                              Next $345 million       0.500
                                         Over $5 billion        0.750                               Next $50 million       0.520
                                                                                                   Over $735 million       0.550
------------------------------------------------------------------------------------------------------------------------------------
SMALL COMPANY VALUE PORTFOLIO         First $500 million        0.900      Peregrine Capital      First $175 million       0.500
                                       Next $500 million        0.850         Management           Over $175 million       0.750
                                         Next $2 billion        0.800        Incorporated
                                         Next $2 billion        0.775
                                         Over $5 billion        0.750
------------------------------------------------------------------------------------------------------------------------------------
STRATEGIC SMALL CAP VALUE PORTFOLIO   First $500 million        0.900        Wells Capital        First $200 million       0.450
                                       Next $500 million        0.850         Management           Over $200 million       0.400
                                         Next $2 billion        0.800        Incorporated
                                         Next $2 billion        0.775
                                         Over $5 billion        0.750
------------------------------------------------------------------------------------------------------------------------------------

* Effective June 1, 2007. Prior to June 1, 2007, Subadviser was entitled to be paid a monthly fee at the following rates:

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   Subadvisory Fees
                                                                                    Average Daily                    (% of Average
PORTFOLIO                                 Subadviser                                  Net Assets                   Daily Net Assets)
------------------------------------------------------------------------------------------------------------------------------------
LARGE COMPANY GROWTH PORTFOLIO         Peregrine Capital                          First $25 million                      0.560
                                           Management                              Next $25 million                      0.450
                                          Incorporated                            Next $225 million                      0.375
                                                                                  Over $275 million                      0.225
------------------------------------------------------------------------------------------------------------------------------------

ADMINISTRATION AND TRANSFER AGENT FEES

Currently, there are no administration or transfer agency fees charged to the Master Trust.

Notes to Financial Statements        Wells Fargo Advantage Master Portfolios 229


CUSTODY FEES

The Trust has entered into a contract with Wells Fargo Bank, N.A. ("WFB"), whereby WFB is responsible for providing custody services. Pursuant to the contract, WFB is entitled to a monthly fee for custody services at the following annual rates:

--------------------------------------------------------------------------------
                                                                % of Average
PORTFOLIO                                                      Daily Net Assets
--------------------------------------------------------------------------------
INTERNATIONAL CORE PORTFOLIO                                         0.10
--------------------------------------------------------------------------------
INTERNATIONAL GROWTH PORTFOLIO                                       0.10
--------------------------------------------------------------------------------
INTERNATIONAL INDEX PORTFOLIO                                        0.10
--------------------------------------------------------------------------------
INTERNATIONAL VALUE PORTFOLIO                                        0.10
--------------------------------------------------------------------------------
ALL OTHER FUNDS                                                      0.02
--------------------------------------------------------------------------------

TRANSACTIONS WITH AFFILIATES

For the year ended September 30, 2007, there were no brokerage commissions paid to an affiliated broker-dealer.

OTHER FEES

PFPC Inc. ("PFPC") serves as fund accountant for the Trust. PFPC currently does not receive a fee for its services, but is entitled to be reimbursed for all out-of-pocket expenses reasonably incurred in providing these services.

Each Fund also bears its share of other fees and expenses incurred in the normal course of business, including but not limited to: professional fees, registration fees, shareholder reporting costs, and Trustees fees and expenses. The Trust compensates its independent Trustees for their services, plus travel and other expenses incurred in attending Board meetings.

WAIVED FEES AND REIMBURSED EXPENSES

All amounts shown as waived fees or reimbursed expenses on the Statements of Operations, for the year ended September 30, 2007, were waived by Funds Management, first from advisory fees, and then any remaining amount consecutively from custody fees collected, if any.

4. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, exclusive of short-term securities (securities with maturities of one year or less at purchase date) and U.S. Government obligations for the year ended September 30, 2007, were as follows:

--------------------------------------------------------------------------------
PORTFOLIO                                    Purchases at Cost    Sales Proceeds
--------------------------------------------------------------------------------
C&B LARGE CAP VALUE PORTFOLIO                $  538,423,842      $  248,472,107
--------------------------------------------------------------------------------
DISCIPLINED GROWTH PORTFOLIO                    125,162,584         162,858,856
--------------------------------------------------------------------------------
EMERGING GROWTH PORTFOLIO                       141,070,788          69,276,739
--------------------------------------------------------------------------------
EQUITY INCOME PORTFOLIO                         134,823,185         596,788,078
--------------------------------------------------------------------------------
EQUITY VALUE PORTFOLIO                          660,230,558         611,152,471
--------------------------------------------------------------------------------
INDEX PORTFOLIO                                 210,351,705         308,052,606
--------------------------------------------------------------------------------
INTERNATIONAL CORE PORTFOLIO                    103,697,368         136,582,600
--------------------------------------------------------------------------------
INTERNATIONAL GROWTH PORTFOLIO                  214,427,755         285,713,174
--------------------------------------------------------------------------------
INTERNATIONAL INDEX PORTFOLIO                     5,218,974          37,950,967
--------------------------------------------------------------------------------
INTERNATIONAL VALUE PORTFOLIO                   151,707,886          69,982,482
--------------------------------------------------------------------------------
LARGE CAP APPRECIATION PORTFOLIO                239,393,722         258,894,691
--------------------------------------------------------------------------------
LARGE COMPANY GROWTH PORTFOLIO                  294,938,749       1,090,084,129
--------------------------------------------------------------------------------
SMALL CAP INDEX PORTFOLIO                       102,324,146         136,201,384
--------------------------------------------------------------------------------
SMALL COMPANY GROWTH PORTFOLIO                1,245,631,706       1,469,138,438
--------------------------------------------------------------------------------
SMALL COMPANY VALUE PORTFOLIO                   371,737,564         343,490,466
--------------------------------------------------------------------------------
STRATEGIC SMALL CAP VALUE PORTFOLIO             237,310,261         263,073,259
--------------------------------------------------------------------------------

230 Wells Fargo Advantage Master Portfolios        Notes to Financial Statements


5. NEW ACCOUNTING PRONOUNCEMENTS

In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 48 ("FIN 48"), "Accounting for Uncertainty in Income Taxes". This standard defines the threshold for recognizing the benefits of tax-return positions in the financial statements as "more-likely-than-not" to be sustained by the taxing authority and requires measurement of a tax position meeting the more-likely-than-not criterion, based on the largest benefit that is more than 50 percent likely to be realized. FIN 48 is effective as of the beginning of the first fiscal year beginning after December 15, 2006 (January 1, 2007 for calendar-year companies), with early application permitted if no interim financial statements have been issued. In December 2006, the SEC issued a letter allowing for an implementation delay for funds until the last NAV calculation in the first required reporting period for fiscal years beginning after December 15, 2006. At adoption, companies must adjust their financial statements to reflect only those tax positions that are more-likely-than-not to be sustained as of the adoption date. As of September 30, 2007, Management does not believe the impact of the adoption of FIN 48 will be material to the financial statements.

In September 2006, the FASB issued Statement on Financial Accounting Standards ("SFAS") No. 157, "Fair Value Measurements." This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of September 30, 2007, Management does not believe the adoption of SFAS No. 157 will impact the financial statement amounts, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.

Report of Independent Registered Public Accounting Firm

                                     Wells Fargo Advantage Master Portfolios 231


BOARD OF TRUSTEES AND INTERESTHOLDERS OF
WELLS FARGO MASTER TRUST:

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of the C&B Large Cap Value Portfolio, Disciplined Growth Portfolio, Emerging Growth Portfolio, Equity Income Portfolio, Equity Value Portfolio, Index Portfolio, International Core Portfolio, International Growth Portfolio, International Index Portfolio, International Value Portfolio, Large Cap Appreciation Portfolio, Large Company Growth Portfolio, Small Cap Index Portfolio, Small Company Growth Portfolio, Small Company Value Portfolio, and Strategic Small Cap Value Portfolio (collectively the "Portfolios"), sixteen of the portfolios constituting the Wells Fargo Master Trust, as of September 30, 2007, and the related statements of operations for the year or period then ended, and statements of changes in net assets and the financial highlights for the periods presented. These financial statements and financial highlights are the responsibility of the Portfolios' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2007, by correspondence with the custodian and brokers. As to securities purchased or sold but not yet received or delivered, we performed other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the aforementioned Portfolios of Wells Fargo Master Trust as of September 30, 2007, the results of their operations for the year or period then ended, and changes in their net assets and the financial highlights for the periods presented, in conformity with U.S. generally accepted accounting standards.

                                                  /s/ KPMG LLP

Philadelphia, Pennsylvania
November 21, 2007

232 Wells Fargo Advantage Allocation Funds                     Other Information


PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund(s) uses to determine how to vote proxies relating to portfolio securities and information regarding how to obtain the results of such voting during the most recent 12-month period ended June 30, is available without charge, upon request, by calling 1-800-222-8222, visiting our Web site at WWW.WELLSFARGO.COM/ADVANTAGEFUNDS, or visiting the SEC Web site at WWW.SEC.GOV.

TAX INFORMATION

Pursuant to Section 852(b)(3) of the Internal Revenue Code, the following funds designate the amounts listed below as a long-term capital gain distribution for the year ended September 30, 2007:

--------------------------------------------------------------------------------
                                                                Capital Gain
FUND                                                              Dividend
--------------------------------------------------------------------------------
ASSET ALLOCATION FUND                                            $10,878,260
--------------------------------------------------------------------------------

Pursuant to Section 854(b)(2) of the Internal Revenue Code, the Funds listed below designates a percentage of its ordinary income dividends distributed during the year ended September 30, 2007 as qualifying for the corporate dividends-received deduction:

--------------------------------------------------------------------------------
                                                              Dividend-Received
                                                               Deduction (% of
                                                               ordinary income
FUND                                                             dividends)
--------------------------------------------------------------------------------
ASSET ALLOCATION FUND                                               30.68
--------------------------------------------------------------------------------

Pursuant to Section 1(h)(11) of the Internal Revenue Code, the Funds listed below designate the following amounts of their income dividends paid during the year ended September 30, 2007 as qualified dividend income (QDI):

--------------------------------------------------------------------------------
Fund                                                                 QDI
--------------------------------------------------------------------------------
ASSET ALLOCATION FUND                                            $9,868,890
--------------------------------------------------------------------------------

Pursuant to Section 871(k)(1)(C) of the Code, the Funds designate the following amounts of their income dividends paid during the year ended September 30, 2007 as interest-related dividends:

--------------------------------------------------------------------------------
                                                                Interest-Related
Fund                                                               Dividends
--------------------------------------------------------------------------------
ASSET ALLOCATION FUND                                             $14,397,834
--------------------------------------------------------------------------------

Pursuant to Section 871(k)(2)(c) of the Internal Revenue Code, the Funds listed below designates the following amounts as short-term capital gain dividends:

--------------------------------------------------------------------------------
                                                                 Short-Term
Fund                                                            Capital Gain
--------------------------------------------------------------------------------
ASSET ALLOCATION FUND                                            $ 9,604,677
--------------------------------------------------------------------------------

Other Information                     Wells Fargo Advantage Allocation Funds 233


PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for each Fund are publicly available on the Funds' Web site (WWW.WELLSFARGO.COM/ADVANTAGEFUNDS) on a monthly, 30-day or more delayed basis. In addition, top ten holdings information for each Fund is publicly available on the Funds' Web site on a monthly, seven-day or more delayed basis. Each Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available without charge by visiting the SEC Web site at WWW.SEC.GOV. In addition, each Fund's Form N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

BOARD OF TRUSTEES

The following table provides basic information about the Board of Trustees (the "Trustees") of the Wells Fargo Funds Trust (the "Trust"). This table supplements, and should be read in conjunction with, the Prospectus and the Statement of Additional Information1 of each Fund. Each of the Trustees listed below acts in identical capacities for each of the 149 funds comprising the Trust, Wells Fargo Variable Trust and Wells Fargo Master Trust (collectively the "Fund Complex"). All of the non-interested Trustees are also members of the Audit and Governance Committees of each Trust in the Fund Complex. The address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

NON-INTERESTED TRUSTEES

------------------------------------------------------------------------------------------------------------------------------------
                          Position Held and
   Name and Age           Length of Service 2     Principal Occupations During Past Five Years                Other Directorships
------------------------------------------------------------------------------------------------------------------------------------
   Thomas S. Goho         Trustee, since 1987     Education Consultant to the Director of the Institute for   None
   65                                             Executive Education of the Babcock Graduate School of
                                                  Management of Wake Forest University. Prior thereto, the
                                                  Thomas Goho Chair of Finance of Wake Forest University,
                                                  Calloway School of Business and Accountancy, from
                                                  2006-2007 and Associate Professor of Finance from
                                                  1999-2005.
------------------------------------------------------------------------------------------------------------------------------------
   Peter G. Gordon        Trustee, since 1998     Chairman, CEO and Co-Founder of Crystal Geyser Water        None
   64                     (Chairman since 2005)   Company and President of Crystal Geyser Roxane Water
                          (Lead Trustee since     Company.
                          2001)
------------------------------------------------------------------------------------------------------------------------------------
   Richard M. Leach       Trustee, since 1987     Retired. Prior thereto, President of Richard M. Leach       None
   74                                             Associates (a financial consulting firm).
------------------------------------------------------------------------------------------------------------------------------------
   Olivia S. Mitchell     Trustee, since 2006     Professor of Insurance and Risk Management, Wharton         None
   54                                             School, University of Pennsylvania. Director of the
                                                  Boettner Center on Pensions and Retirement Research.
                                                  Research Associate and Board Member, Penn Aging Research
                                                  Center. Research Associate, National Bureau of Economic
                                                  Research.
------------------------------------------------------------------------------------------------------------------------------------
   Timothy J. Penny       Trustee, since 1996     Senior Counselor to the public relations firm of            None
   55                                             Himle-Horner and Senior Fellow at the Humphrey Institute,
                                                  Minneapolis, Minnesota (a public policy organization).
------------------------------------------------------------------------------------------------------------------------------------
   Donald C. Willeke      Trustee, since 1996     Principal of the law firm of Willeke & Daniels.             None
   67
------------------------------------------------------------------------------------------------------------------------------------

INTERESTED TRUSTEE 3

------------------------------------------------------------------------------------------------------------------------------------
                          Position Held and
   Name and Age           Length of Service 2     Principal Occupations During Past Five Years                Other Directorships
------------------------------------------------------------------------------------------------------------------------------------
   J. Tucker Morse        Trustee, since 1987     Private Investor/Real Estate Developer. Prior thereto,      None
   63                                             Chairman of Whitepoint Capital, LLC until 2004.
------------------------------------------------------------------------------------------------------------------------------------

234 Wells Fargo Advantage Allocation Funds                     Other Information


OFFICERS

------------------------------------------------------------------------------------------------------------------------------------
                          Position Held and
   Name and Age           Length of Service 2     Principal Occupations During Past Five Years                Other Directorships
------------------------------------------------------------------------------------------------------------------------------------
   Karla M. Rabusch       President, since 2003   Executive Vice President of Wells Fargo Bank, N.A. and      None
   48                                             President of Wells Fargo Funds Management, LLC since
                                                  2003. Senior Vice President and Chief Administrative
                                                  Officer of Wells Fargo Funds Management, LLC from 2001 to
                                                  2003.
------------------------------------------------------------------------------------------------------------------------------------
   C. David Messman       Secretary, since        Senior Vice President and Secretary of Wells Fargo Funds    None
   47                     2000; Chief Legal       Management, LLC since 2001. Vice President and Managing
                          Counsel since 2003      Senior Counsel of Wells Fargo Bank, N.A. since 1996.
------------------------------------------------------------------------------------------------------------------------------------
   Stephen W. Leonhardt   Treasurer, since 2007   Vice President and Manager of Fund Accounting, Reporting    None
   48                                             and Tax for Wells Fargo Funds Management, LLC since 2007.
                                                  From 2002 to 2004, Controller for Sungard Transaction
                                                  Networks. Chief Operating Officer for UMB Fund Services,
                                                  Inc. from 2004 to 2005. Director of Fund Administration
                                                  and SEC Reporting for TIAA-CREF from 2005 to 2007.
------------------------------------------------------------------------------------------------------------------------------------
   Dorothy A. Peters      Chief Compliance        Head of Mutual Fund Compliance for Wells Fargo Bank and     None
   45                     Officer, since 2004     Wells Fargo Funds Management, LLC from 1995 to 2002;
                                                  Chief Compliance Officer of Wells Fargo Funds Management,
                                                  LLC since 2004.
------------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

1 The Statement of Additional Information includes additional information about the Funds' Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the Funds' Web site at WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

2 Length of service dates reflects a Trustee's commencement of service with the Trust's predecessor entities.

3 As of June 30, 2007, one of the seven Trustees is considered an "interested person" of the Trusts as defined in the Investment Company Act of 1940. The interested Trustee, J. Tucker Morse, is affiliated with a government securities dealer that is registered under the Securities Exchange Act of 1934, which is not itself affiliated with Wells Fargo Funds Management, LLC.

List of Abbreviations                 Wells Fargo Advantage Allocation Funds 235


The following is a list of common abbreviations for terms and entities which may have appeared in this report.

ABAG        -- Association of Bay Area Governments
ADR         -- American Depositary Receipt
AMBAC       -- American Municipal Bond Assurance Corporation
AMT         -- Alternative Minimum Tax
ARM         -- Adjustable Rate Mortgages
BART        -- Bay Area Rapid Transit
CDA         -- Community Development Authority
CDO         -- Collateralized Debt Obligation
CDSC        -- Contingent Deferred Sales Charge
CGIC        -- Capital Guaranty Insurance Company
CGY         -- Capital Guaranty Corporation
COP         -- Certificate of Participation
CP          -- Commercial Paper
CTF         -- Common Trust Fund
DW&P        -- Department of Water & Power
DWR         -- Department of Water Resources
ECFA        -- Educational & Cultural Facilities Authority
EDFA        -- Economic Development Finance Authority
ETET        -- Eagle Tax-Exempt Trust
FFCB        -- Federal Farm Credit Bank
FGIC        -- Financial Guaranty Insurance Corporation
FHA         -- Federal Housing Authority
FHAG        -- Federal Housing Agency
FHLB        -- Federal Home Loan Bank
FHLMC       -- Federal Home Loan Mortgage Corporation
FNMA        -- Federal National Mortgage Association
GDR         -- Global Depositary Receipt
GNMA        -- Government National Mortgage Association
GO          -- General Obligation
HCFR        -- Healthcare Facilities Revenue
HEFA        -- Health & Educational Facilities Authority
HEFAR       -- Higher Education Facilities Authority Revenue
HFA         -- Housing Finance Authority
HFFA        -- Health Facilities Financing Authority
IDA         -- Industrial Development Authority
IDAG        -- Industrial Development Agency
IDR         -- Industrial Development Revenue
LIBOR       -- London Interbank Offered Rate
LLC         -- Limited Liability Corporation
LOC         -- Letter of Credit
LP          -- Limited Partnership
MBIA        -- Municipal Bond Insurance Association
MFHR        -- Multi-Family Housing Revenue
MTN         -- Medium Term Note
MUD         -- Municipal Utility District
PCFA        -- Pollution Control Finance Authority
PCR         -- Pollution Control Revenue
PFA         -- Public Finance Authority
PFFA        -- Public Facilities Financing Authority
plc         -- Public Limited Company
PSFG        -- Public School Fund Guaranty
R&D         -- Research & Development
RDA         -- Redevelopment Authority
RDFA        -- Redevelopment Finance Authority
REITS       -- Real Estate Investment Trusts
SFHR        -- Single Family Housing Revenue
SFMR        -- Single Family Mortgage Revenue
SLMA        -- Student Loan Marketing Association
TBA         -- To Be Announced
TRAN        -- Tax Revenue Anticipation Notes
USD         -- Unified School District
XLCA        -- XL Capital Assurance

THIS PAGE IS INTENTIONALLY LEFT BLANK.

                                          THIS PAGE IS INTENTIONALLY LEFT BLANK.

THIS PAGE IS INTENTIONALLY LEFT BLANK.

        ----------------
[LOGO]  WELLS  ADVANTAGE
        FARGO  FUNDS
        ----------------

More information about WELLS FARGO ADVANTAGE FUNDS is available free upon request. To obtain literature, please write, e-mail, visit the Funds' Web site, or call:

WELLS FARGO ADVANTAGE FUNDS
P.O. Box 8266
Boston, MA 02266-8266
E-mail:wfaf@wellsfargo.com

Web site: www.wellsfargo.com/advantagefunds
Individual Investors: 1-800-222-8222
Retail Investment Professionals: 1-888-877-9275
Institutional Investment Professionals: 1-866-765-0778

THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL INFORMATION OF THE SHAREHOLDERS OF WELLS FARGO ADVANTAGE FUNDS. IF THIS REPORT IS USED FOR PROMOTIONAL PURPOSES, DISTRIBUTION OF THE REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENT PROSPECTUS. FOR A PROSPECTUS CONTAINING MORE COMPLETE INFORMATION, INCLUDING CHARGES AND EXPENSES, CALL 1-800-222-8222 OR VISIT THE FUNDS' WEB SITE AT WWW.WELLSFARGO.COM/ADVANTAGEFUNDS. PLEASE CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES, AND EXPENSES OF THE INVESTMENT CAREFULLY BEFORE INVESTING. THIS AND OTHER INFORMATION ABOUT WELLS FARGO ADVANTAGE FUNDS CAN BE FOUND IN THE CURRENT PROSPECTUS. READ THE PROSPECTUS CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

"Dow Jones" and "Dow Jones Target Date Indexes" are service marks of Dow Jones & Company, Inc. and have been licensed for use for certain purposes by Global Index Advisors, Inc. and Wells Fargo Funds Management, LLC. The Dow Jones Target Date Indexes are based in part on the Lehman Brothers Bond Indexes, which are published by Lehman Brothers Inc. The WELLS FARGO ADVANTAGE DOW JONES TARGET DATE FUNDS, based on the Dow Jones Target Date Indexes, are not sponsored, endorsed, sold or promoted by Dow Jones or Lehman Brothers, and neither Dow Jones nor Lehman Brothers makes any representation regarding the advisability of investing in such product(s) and/or about the quality, accuracy and/or completeness of the Dow Jones Target Date Indexes or the Lehman Brothers Bond Indexes. IN NO EVENT SHALL DOW JONES, LEHMAN BROTHERS OR ANY OF THEIR LICENSORS HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for WELLS FARGO ADVANTAGE FUNDS. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by WELLS FARGO FUNDS DISTRIBUTOR, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

-----------------------------------------------------
NOT FDIC INSURED o NO BANK GUARANTEE o MAY LOSE VALUE
-----------------------------------------------------

--------------------------------------------------------------------------------
(C) 2007 Wells Fargo     www.wellsfargo.com/advantagefunds          107232 11-07
Funds Management, LLC.                                         AAFLD/AR110 10-07
All rights reserved.

                                                               ----------------
                                                       [LOGO]  WELLS  ADVANTAGE
                                                               FARGO  FUNDS
                                                               ----------------

--------------------------------------------------------------------------------
[GRAPHIC OMITTED]     Annual Report
                      September 30, 2007
--------------------------------------------------------------------------------

                      WELLS FARGO ADVANTAGE BALANCED FUND

WANT TO RECEIVE YOUR ANNUAL AND SEMI-ANNUAL REPORTS FASTER?

Sign up for e-delivery at www.wellsfargo.com/advantagefunds, Keyword: eDocs.

Contents
--------------------------------------------------------------------------------

LETTER TO SHAREHOLDERS .....................................................   2
PERFORMANCE HIGHLIGHTS
Balanced Fund ..............................................................   6

FUND EXPENSES ..............................................................  11

PORTFOLIO OF INVESTMENTS
Balanced Fund ..............................................................  12

FINANCIAL STATEMENTS
Statement of Assets and Liabilities ........................................  22
Statement of Operations ....................................................  23
Statements of Changes in Net Assets ........................................  24
Financial Highlights .......................................................  26

NOTES TO FINANCIAL STATEMENTS ..............................................  28

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM ....................  34

OTHER INFORMATION ..........................................................  35

LIST OF ABBREVIATIONS ......................................................  38

--------------------------------------------------------------------------------
The views expressed are as of September 30, 2007, and are those of the Fund managers. The views are subject to change at any time in response to changing circumstances in the market and are not intended to predict or guarantee the future performance of any individual security, market sector, or the markets generally, or the WELLS FARGO ADVANTAGE ALLOCATION FUNDS.

             -----------------------------------------------------
             NOT FDIC INSURED o NO BANK GUARANTEE o MAY LOSE VALUE
             -----------------------------------------------------

--------------------------------------------------------------------------------

[GRAPHIC OMITTED]

WELLS FARGO
  INVESTMENT HISTORY

1971  INTRODUCED ONE OF THE FIRST INSTITUTIONAL INDEX FUNDS.

1978 ONE OF THE FIRST FIRMS TO APPLY ASSET ALLOCATION THEORY TO INVESTMENT PORTFOLIO MANAGEMENT.

1985 ONE OF THE FIRST FIRMS TO CREATE A THREE-WAY ASSET ALLOCATION FUND THAT "TILTS" INVESTMENTS TOWARD PORTIONS OF THE MARKET THAT OUR PROPRIETARY MODELS INDICATE WILL PERFORM BETTER.

1994 INTRODUCED TARGET DATE FUNDS THAT AUTOMATICALLY REALLOCATE THE ASSET MIX OVER SPECIFIC TIME HORIZONS.

1997 WELLS FARGO LAUNCHED THE WEALTHBUILDER PORTFOLIOS, A UNIQUE "FUND OF FUNDS" THAT USES FLEXIBLE ASSET ALLOCATION STRATEGIES TO SHIFT ASSETS.

1999 REORGANIZED THE NORWEST ADVANTAGE FUNDS(R) AND STAGECOACH FUNDS(R) INTO THE WELLS FARGO FUNDS(R).

2003 EXPANDED FIXED-INCOME, SMALL CAP, AND EMERGING MARKETS LINEUP FROM MONTGOMERY ASSET MANAGEMENT, LLC.

2004 ADDED ADDITIONAL LARGE CAP AND MID CAP FUNDS TO THE LINEUP BY ADOPTING THE COOKE & BIELER VALUE FUNDS.

2005 WELLS FARGO FUNDS MERGED WITH STRONG FUNDS TO BECOME WELLS FARGO ADVANTAGE FUNDS, FORMING A FUND FAMILY OF OVER 120 FUNDS AND PLACING IT AMONG THE TOP 20 MUTUAL FUND FAMILIES IN THE UNITED STATES.

2006 ENHANCED AND RENAMED THE WELLS FARGO ADVANTAGE OUTLOOK FUNDS(SM) TO THE WELLS FARGO ADVANTAGE DOW JONES TARGET DATE FUNDS(SM), WHICH SEEK TO REPLICATE RETURNS OF THE APPROPRIATE DOW JONES TARGET DATE INDEXES, THE FIRST LIFE CYCLE INDEXES IN THE INVESTMENT INDUSTRY.

--------------------------------------------------------------------------------

WELLS FARGO ADVANTAGE FUNDS(R)

Integrity. Expertise. Solutions.

GUIDED BY A DISTINGUISHED HERITAGE. Since 1852 Wells Fargo has distinguished itself by safely delivering people and their valuables to distant destinations. To meet the needs of a vibrant, expanding nation, the company successfully forged partnerships with local specialists who knew the terrain.

Although much has changed since then, WELLS FARGO ADVANTAGE FUNDS continues to put the same time and effort into selecting independent portfolio management teams who oversee our Funds. It's our way of maintaining this early commitment to integrity and expertise and to providing solutions that help you reach your destination.

INDEPENDENT THINKING. With a primary focus on delivering long-term performance and risk management, our approach offers investors access to the strategic thinking of independent investment teams from 15 different management firms. While each of our teams concentrates on a specific strategy, collectively they provide in-depth knowledge and insight across distinct investment styles.

TIME-TESTED APPROACH. Our teams are chosen for their expertise in particular investment styles and for their consistent, repeatable processes. All remain independent and free to concentrate solely on managing money and producing results. Our strict adherence to this approach provides a consistent focus on long-term results and allows investors to tap into the expertise of leading institutional investment managers to create fully diversified portfolios.

SOLUTIONS FOR EVERY STAGE. WELLS FARGO ADVANTAGE FUNDS provides investors with strategic investment solutions that help navigate the complex and ever-changing investment landscape. Our diverse family of mutual funds includes more than 120 Funds that cover a broad spectrum of investment styles and asset classes, and each Fund has its own disciplined approach to investing.

NOT PART OF THE ANNUAL REPORT.

WELLS FARGO ADVANTAGE FUNDS OFFERS MORE THAN 120 MUTUAL FUNDS ACROSS A WIDE RANGE OF ASSET CLASSES, REPRESENTING OVER $143 BILLION IN ASSETS UNDER MANAGEMENT, AS OF SEPTEMBER 30, 2007.

EQUITY FUNDS
--------------------------------------------------------------------------------
Asia Pacific Fund
C&B Large Cap Value Fund
C&B Mid Cap Value Fund
Capital Growth Fund
Common Stock Fund
Discovery Fund
Diversified Equity Fund
Diversified Small Cap Fund
Dividend Income Fund
Emerging Growth Fund
Emerging Markets Focus Fund
Endeavor Large Cap Fund
Endeavor Select Fund
Enterprise Fund
Equity Income Fund
Equity Index Fund
Equity Value Fund
Growth and Income Fund
Growth Fund
Growth Equity Fund
Index Fund
International Core Fund
International Equity Fund
International Value Fund
Large Cap Appreciation Fund
Large Cap Growth Fund
Large Company Core Fund
Large Company Growth Fund
Mid Cap Disciplined Fund
Mid Cap Growth Fund
Opportunity Fund
Overseas Fund
Small Cap Disciplined Fund
Small Cap Growth Fund
Small Cap Opportunities Fund
Small Cap Value Fund
Small Company Growth Fund
Small Company Value Fund
Small/Mid Cap Value Fund
Specialized Financial Services Fund
Specialized Health Sciences Fund
Specialized Technology Fund
Strategic Small Cap Value Fund
U.S. Value Fund
Value Fund

BOND FUNDS
--------------------------------------------------------------------------------
California Limited-Term Tax-Free Fund
California Tax-Free Fund
Colorado Tax-Free Fund
Corporate Bond Fund
Diversified Bond Fund
Government Securities Fund 1
High Income Fund
High Yield Bond Fund
Income Plus Fund
Inflation-Protected Bond Fund
Intermediate Government Income Fund 1
Intermediate Tax-Free Fund
Minnesota Tax-Free Fund
Municipal Bond Fund
National Limited-Term Tax-Free Fund
National Tax-Free Fund
Nebraska Tax-Free Fund
Short Duration Government Bond Fund 1
Short-Term Bond Fund
Short-Term High Yield Bond Fund
Short-Term Municipal Bond Fund
Stable Income Fund
Strategic Income Fund
Total Return Bond Fund
Ultra Short-Term Income Fund
Ultra Short-Term Municipal Income Fund
Ultra-Short Duration Bond Fund
Wisconsin Tax-Free Fund

ASSET ALLOCATION FUNDS
--------------------------------------------------------------------------------
Aggressive Allocation Fund
Asset Allocation Fund
Balanced Fund
Conservative Allocation Fund
Growth Balanced Fund
Moderate Balanced Fund
Life Stage-Aggressive Portfolio
Life Stage-Conservative Portfolio
Life Stage-Moderate Portfolio
WealthBuilder Conservative Allocation Portfolio
WealthBuilder Equity Portfolio
WealthBuilder Growth Allocation Portfolio
WealthBuilder Growth Balanced Portfolio
WealthBuilder Moderate Balanced Portfolio
WealthBuilder Tactical Equity Portfolio
Target Today Fund 2
Target 2010 Fund 2
Target 2015 Fund 2
Target 2020 Fund 2
Target 2025 Fund 2
Target 2030 Fund 2
Target 2035 Fund 2
Target 2040 Fund 2
Target 2045 Fund 2
Target 2050 Fund 2

MONEY MARKET FUNDS
--------------------------------------------------------------------------------
100% Treasury Money Market Fund 1
California Tax-Free Money Market Fund
California Tax-Free Money Market Trust
Cash Investment Money Market Fund
Government Money Market Fund 1
Heritage Money Market Fund
Liquidity Reserve Money Market Fund
Minnesota Money Market Fund
Money Market Fund
Money Market Trust
Municipal Money Market Fund
National Tax-Free Money Market Fund
National Tax-Free Money Market Trust
Overland Express Sweep Fund
Prime Investment Money Market Fund
Treasury Plus Money Market Fund 1

VARIABLE TRUST FUNDS 3
--------------------------------------------------------------------------------
VT Asset Allocation Fund
VT C&B Large Cap Value Fund
VT Discovery Fund
VT Equity Income Fund
VT International Core Fund
VT Large Company Core Fund
VT Large Company Growth Fund
VT Money Market Fund
VT Opportunity Fund
VT Small Cap Growth Fund
VT Small/Mid Cap Value Fund
VT Total Return Bond Fund

AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE WELLS FARGO ADVANTAGE MONEY MARKET FUNDS SEEK TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN A MONEY MARKET FUND.

--------------------------------------------------------------------------------
1 The U.S. Government guarantee applies to certain of the underlying securities and NOT to shares of the Fund.

2 The full name of this Fund series is the WELLS FARGO ADVANTAGE DOW JONES TARGET DATE FUNDS(SM).

3 The Variable Trust Funds are generally available only through insurance company variable contracts.

NOT PART OF THE ANNUAL REPORT.

2  Wells Fargo Advantage Balanced Fund                    Letter to Shareholders


[PHOTO OMITTED]

---------------------------
KARLA M. RABUSCH,
President
WELLS FARGO ADVANTAGE FUNDS
---------------------------

--------------------------------------------------------------------------------
YOU MAY HAVE NOTICED THAT YOUR ANNUAL REPORT FOR THE 12-MONTH PERIOD THAT ENDED SEPTEMBER 30, 2007, HAS A NEW LOOK. WE WOULD LIKE TO CALL YOUR ATTENTION TO A FEW ENHANCEMENTS.
--------------------------------------------------------------------------------

Dear Valued Shareholder:

You may have noticed that your annual report for the 12-month period that ended September 30, 2007, has a new look. We would like to call your attention to a few enhancements. First, we have redesigned your annual shareholder report so that Fund performance is at the beginning of the section for each Fund. Second, we have allocated more space for our letter to you and for the portfolio manager discussions of the Funds in each report. Third, you may want to look for "Fund Highlights" at the beginning of each commentary on the page following the Fund's performance. Our goal is to offer you a high-level overview of how the Fund performed followed by a discussion of the details that affected Fund performance, changes made to the Fund, and the portfolio manager's outlook for the Fund. We will continue to provide you with a general overview of the economy and the asset classes that are represented in each report. We hope that you find these improvements helpful and informative.

WEAKENING HOUSING MARKET CAPTURED THE ATTENTION OF ECONOMISTS AND INVESTORS DURING THE PERIOD.

Sales of new, single-family residences dropped dramatically during the period, and inventory as of August 31, 2007, represented an 8.2-month supply of new, unsold homes. Perhaps the second most talked-about economic event was the growing realization that the subprime mortgage market was beginning to negatively impact the financial and housing sectors of the market.

In response, banks began to tighten their lending practices during the summer and the Fed cut the bank discount lending rate by 50 basis points, to 5.75%, in mid-August 2007. The bank discount lending rate is what a central bank charges for loans to member banks. Then in September 2007, the Fed took another step toward easing the flow of money available for lending and lowered the federal funds rate by 50 basis points, to 4.75%. These changes in interest rates combined with real Gross Domestic Product growth that averaged between 2% and 3% during the 12-month period provided a positive environment for stocks.

For the entire 12-month period, mid cap stocks were the best performers, followed by small cap stocks and then large cap stocks. In terms of leadership rotation, small cap stocks dominated early in the period, then mid cap stocks took the lead, and finally large cap stocks were ahead by the end of the 12-month period. During this rotation, uncertainty and volatility continued.

In global markets, equity growth was brisk in spite of occasional market corrections. The currency strength of the euro and the British pound against the U.S. dollar contributed to the United States having a surge in exports. In the credit markets, Europe and Britain experienced some of the same concerns over liquidity as the U.S. credit markets, which resulted in tighter lending practices

Letter to Shareholders                    Wells Fargo Advantage Balanced Fund  3


overseas. Nevertheless, there has been little evidence of slowing in the European or Asian economies.

LIQUIDITY WAS THE MAIN CONCERN IN THE FIXED-INCOME ARENA, BOTH HERE AND ABROAD.

Liquidity in the fixed-income markets evaporated during the summer, causing a global credit crunch that widened spreads. Defaults in subprime mortgages were mostly to blame, because the global financial system seemed to discover collectively that these debt obligations were held in many different types of structured debt products and that expected cash flows were not likely to come in as promised. As a result, the likelihood of projected cash flows from such securitized debt was not as secure as purchasers had originally been led to believe and they sought the relative safety of U.S. Treasuries. At the same time, banks became cautious about lending money to one another and to businesses and consumers.

Surprisingly, investment-grade bonds did not suffer much during the recent months of the credit crunch. Corporate issues, asset-backed securities, and mortgage-backed securities each generated positive combined returns for July, August, and September, even as spreads widened in those sectors. High-yield corporate bonds did not fare as well as their investment-grade counterparts. Lower credit tiers had been the best performers during the months leading into the credit crunch, but that trend reversed very convincingly in June and July.

At the close of this 12-month period, investors were uncertain whether the credit crunch would persist for the upcoming months. Some indications suggested that liquidity was returning to the credit markets and that the Fed's monetary policy accommodation was having its intended effect. Certainly subprime distress will continue to challenge the credit markets, but to what degree remains unknown.

THE UNCERTAINTY OF FUTURE FED ACTION COMBINED WITH OTHER MARKET FORCES SUPPORTS OUR BELIEF THAT SUCCESSFUL INVESTING INCLUDES A BALANCED APPROACH OF OWNING A DIVERSIFIED PORTFOLIO WHILE KEEPING A LONG-TERM PERSPECTIVE.

While diversification may not prevent losses in a downturn, it may help to reduce them and provide you with one way of managing risk. Our diverse family of mutual funds may also help. We offer more than 120 Funds that cover a broad spectrum of investment styles and asset classes. Each Fund is managed according to a disciplined approach to investing that features the strategic thinking of portfolio managers chosen for their in-depth knowledge and methodology. We believe that our insistence on seeking investment teams who share our dedication to pursuing consistent long-term results offers you a way to navigate changing market conditions and move forward with your financial planning.

4  Wells Fargo Advantage Balanced Fund                    Letter to Shareholders


--------------------------------------------------------------------------------
                             THANK YOU FOR CHOOSING WELLS FARGO ADVANTAGE FUNDS.
                                            WE APPRECIATE YOUR CONFIDENCE IN US.
--------------------------------------------------------------------------------

Thank you for choosing WELLS FARGO ADVANTAGE FUNDS. We appreciate your confidence in us. Through each market cycle, we are committed to helping you meet your financial needs. If you have any questions about your investment, please contact your investment professional or call us at 1-800-222-8222. You may also want to visit our Web site at WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

Sincerely,

/s/ Karla M. Rabusch

Karla M. Rabusch
President
WELLS FARGO ADVANTAGE FUNDS

                                          THIS PAGE IS INTENTIONALLY LEFT BLANK.

6  Wells Fargo Advantage Balanced Fund                    Performance Highlights


WELLS FARGO ADVANTAGE BALANCED FUND
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE

The WELLS FARGO ADVANTAGE BALANCED FUND (the Fund) seeks total return, consisting of capital appreciation and current income.

INVESTMENT ADVISER

Wells Fargo Funds Management, LLC

SUBADVISER

Wells Capital Management Incorporated

PORTFOLIO MANAGERS

Gary J. Dunn, CFA
W. Frank Koster
Robert M. Thornburg

FUND INCEPTION

December 30, 1981

PERFORMANCE SUMMARY

12-MONTH TOTAL RETURN AS OF SEPTEMBER 30, (2007)

---------------------------------------------------------------
BALANCED FUND                                           1-YEAR
---------------------------------------------------------------
Investor Class                                          10.88%
---------------------------------------------------------------
BENCHMARK
  Balanced Fund Composite Index 1                       11.73%
---------------------------------------------------------------
  S&P 500 Index 2                                       16.44%
---------------------------------------------------------------
  Lehman Brothers U.S. Aggregate Index 3                 5.14%
---------------------------------------------------------------

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE ON THE FUNDS' WEB SITE-WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

INVESTOR CLASS SHARES ARE SOLD WITHOUT A FRONT-END SALES CHARGE OR CONTINGENT DEFERRED SALES CHARGE. NET AND GROSS EXPENSE RATIOS FOR INVESTOR SHARES ARE 1.25% AND 1.52%. THE INVESTMENT ADVISER HAS CONTRACTUALLY COMMITTED THROUGH JANUARY 31, 2009, TO WAIVE FEES AND/OR REIMBURSE EXPENSES TO THE EXTENT NECESSARY TO MAINTAIN THIS NET OPERATING EXPENSE RATIO. WITHOUT THESE REDUCTIONS, THE FUND'S RETURNS WOULD HAVE BEEN LOWER.

--------------------------------------------------------------------------------
GROWTH OF $10,000 INVESTMENT 4
(AS OF SEPTEMBER 30, 2007)
--------------------------------------------------------------------------------

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

             WELLS FARGO ADVANTAGE
            BALANCED FUND - Investor                   Lehman Brothers U.S.    Balanced Fund
                      Class            S&P 500 Index     Aggregate Index      Composite Index
            ------------------------   -------------   --------------------   ---------------
 9/30/1997           $10,000              $10,000             $10,000             $10,000
10/31/1997           $ 9,759              $ 9,666             $10,145             $ 9,858
11/30/1997           $ 9,877              $10,114             $10,192             $10,150
12/31/1997           $10,049              $10,287             $10,295             $10,295
 1/31/1998           $10,095              $10,401             $10,426             $10,416
 2/28/1998           $10,601              $11,151             $10,418             $10,863
 3/31/1998           $11,014              $11,721             $10,453             $11,212
 4/30/1998           $11,086              $11,841             $10,508             $11,303
 5/31/1998           $11,009              $11,637             $10,608             $11,229
 6/30/1998           $11,458              $12,110             $10,698             $11,541
 7/31/1998           $11,556              $11,981             $10,720             $11,477
 8/31/1998           $10,141              $10,250             $10,895             $10,557
 9/30/1998           $10,518              $10,907             $11,150             $11,062
10/31/1998           $10,905              $11,794             $11,091             $11,578
11/30/1998           $11,514              $12,509             $11,154             $12,025
12/31/1998           $12,194              $13,229             $11,188             $12,455
 1/31/1999           $12,589              $13,782             $11,267             $12,803
 2/28/1999           $12,314              $13,353             $11,070             $12,475
 3/31/1999           $12,751              $13,888             $11,131             $12,802
 4/30/1999           $13,006              $14,425             $11,166             $13,116
 5/31/1999           $12,667              $14,085             $11,068             $12,884
 6/30/1999           $13,124              $14,866             $11,033             $13,296
 7/31/1999           $12,866              $14,402             $10,986             $13,025
 8/31/1999           $12,692              $14,331             $10,981             $12,984
 9/30/1999           $12,635              $13,938             $11,108             $12,831
10/31/1999           $13,224              $14,820             $11,149             $13,337
11/30/1999           $13,447              $15,121             $11,148             $13,499
12/31/1999           $14,085              $16,012             $11,095             $13,950
 1/31/2000           $13,589              $15,208             $11,058             $13,511
 2/29/2000           $13,975              $14,921             $11,192             $13,423
 3/31/2000           $14,665              $16,380             $11,340             $14,281
 4/30/2000           $14,237              $15,887             $11,307             $14,007
 5/31/2000           $13,859              $15,561             $11,301             $13,832
 6/30/2000           $14,117              $15,946             $11,536             $14,152
 7/31/2000           $13,955              $15,697             $11,641             $14,071
 8/31/2000           $14,554              $16,672             $11,810             $14,677
 9/30/2000           $14,260              $15,791             $11,884             $14,249
10/31/2000           $13,972              $15,725             $11,963             $14,250
11/30/2000           $13,013              $14,486             $12,159             $13,670
12/31/2000           $13,189              $14,557             $12,385             $13,811
 1/31/2001           $13,455              $15,074             $12,588             $14,196
 2/28/2001           $12,573              $13,700             $12,698             $13,469
 3/31/2001           $12,054              $12,833             $12,761             $12,984
 4/30/2001           $12,474              $13,829             $12,708             $13,568
 5/31/2001           $12,522              $13,922             $12,784             $13,655
 6/30/2001           $12,280              $13,583             $12,832             $13,476
 7/31/2001           $12,200              $13,450             $13,120             $13,517
 8/31/2001           $11,722              $12,610             $13,271             $13,072
 9/30/2001           $11,130              $11,592             $13,426             $12,500
10/31/2001           $11,278              $11,813             $13,707             $12,747
11/30/2001           $11,792              $12,720             $13,517             $13,264
12/31/2001           $11,735              $12,831             $13,431             $13,300
 1/31/2002           $11,610              $12,644             $13,540             $13,226
 2/28/2002           $11,479              $12,400             $13,671             $13,125
 3/31/2002           $11,644              $12,866             $13,444             $13,333
 4/30/2002           $11,286              $12,087             $13,705             $12,952
 5/31/2002           $11,199              $11,998             $13,821             $12,939
 6/30/2002           $10,719              $11,144             $13,940             $12,431
 7/31/2002           $10,296              $10,276             $14,109             $11,910
 8/31/2002           $10,334              $10,343             $14,347             $12,037
 9/30/2002           $ 9,815              $ 9,220             $14,580             $11,331
10/31/2002           $10,279              $10,030             $14,513             $11,908
11/30/2002           $10,603              $10,620             $14,508             $12,327
12/31/2002           $10,251              $ 9,996             $14,809             $11,994
 1/31/2003           $10,065              $ 9,735             $14,822             $11,810
 2/28/2003           $ 9,995              $ 9,589             $15,027             $11,769
 3/31/2003           $10,062              $ 9,681             $15,015             $11,833
 4/30/2003           $10,606              $10,479             $15,139             $12,457
 5/31/2003           $10,996              $11,030             $15,421             $12,944
 6/30/2003           $11,080              $11,172             $15,390             $13,033
 7/31/2003           $11,099              $11,368             $14,873             $12,995
 8/31/2003           $11,247              $11,590             $14,971             $13,182
 9/30/2003           $11,193              $11,467             $15,367             $13,238
10/31/2003           $11,599              $12,115             $15,224             $13,637
11/30/2003           $11,657              $12,222             $15,260             $13,722
12/31/2003           $12,030              $12,862             $15,416             $14,209
 1/31/2004           $12,153              $13,099             $15,540             $14,412
 2/29/2004           $12,282              $13,281             $15,708             $14,594
 3/31/2004           $12,202              $13,080             $15,826             $14,506
 4/30/2004           $11,930              $12,875             $15,414             $14,219
 5/31/2004           $12,047              $13,051             $15,353             $14,313
 6/30/2004           $12,210              $13,304             $15,440             $14,512
 7/31/2004           $11,937              $12,864             $15,593             $14,281
 8/31/2004           $12,015              $12,915             $15,891             $14,425
 9/30/2004           $12,151              $13,055             $15,934             $14,534
10/31/2004           $12,308              $13,255             $16,068             $14,716
11/30/2004           $12,679              $13,791             $15,939             $15,026
12/31/2004           $12,855              $14,260             $16,086             $15,388
 1/31/2005           $12,639              $13,912             $16,187             $15,202
 2/28/2005           $12,842              $14,205             $16,092             $15,358
 3/31/2005           $12,690              $13,953             $16,009             $15,163
 4/30/2005           $12,585              $13,688             $16,226             $15,073
 5/31/2005           $12,808              $14,123             $16,401             $15,425
 6/30/2005           $12,841              $14,143             $16,491             $15,472
 7/31/2005           $13,079              $14,669             $16,341             $15,761
 8/31/2005           $13,079              $14,536             $16,550             $15,756
 9/30/2005           $13,112              $14,653             $16,380             $15,767
10/31/2005           $12,973              $14,409             $16,250             $15,560
11/30/2005           $13,231              $14,953             $16,322             $15,940
12/31/2005           $13,229              $14,959             $16,477             $16,004
 1/31/2006           $13,309              $15,356             $16,478             $16,259
 2/28/2006           $13,383              $15,397             $16,533             $16,307
 3/31/2006           $13,440              $15,588             $16,371             $16,364
 4/30/2006           $13,574              $15,797             $16,341             $16,484
 5/31/2006           $13,333              $15,344             $16,323             $16,193
 6/30/2006           $13,296              $15,364             $16,358             $16,219
 7/31/2006           $13,465              $15,459             $16,578             $16,367
 8/31/2006           $13,754              $15,827             $16,832             $16,701
 9/30/2006           $13,983              $16,235             $16,980             $17,017
10/31/2006           $14,220              $16,764             $17,092             $17,395
11/30/2006           $14,396              $17,083             $17,291             $17,674
12/31/2006           $14,551              $17,322             $17,190             $17,782
 1/31/2007           $14,606              $17,584             $17,183             $17,940
 2/28/2007           $14,483              $17,239             $17,448             $17,841
 3/31/2007           $14,549              $17,432             $17,448             $17,960
 4/30/2007           $14,980              $18,204             $17,542             $18,476
 5/31/2007           $15,241              $18,840             $17,409             $18,807
 6/30/2007           $15,085              $18,523             $17,357             $18,594
 7/31/2007           $14,885              $17,949             $17,501             $18,309
 8/31/2007           $15,127              $18,218             $17,716             $18,558
 9/30/2007           $15,504              $18,900             $17,851             $19,013

--------------------------------------------------------------------------------
1 The Balanced Fund Composite Index is weighted 60% in the S&P 500 Index and 40% in the Lehman Brothers U.S. Aggregate Index.

2 The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market value weighted index with each stock's weight in the Index proportionate to its market value. You cannot invest directly in an Index.

3 The Lehman Brothers U.S. Aggregate Index includes bonds from the Treasury, government-related, corporate, agency, mortgage-backed securities, and asset-backed securities sectors. You cannot invest directly in an Index.

Performance Highlights                    Wells Fargo Advantage Balanced Fund  7

-------------------------------------------------------------------------------

MANAGER'S DISCUSSION

FUND HIGHLIGHTS

o The combination of equity and bond holdings in the Fund resulted in solid performance overall, even though the Fund underperformed its composite index.

o The equity portion of the Fund's portfolio benefited from investments in several sectors, including materials, telecommunication services, technology, industrial, and utilities.

o Concerns generated from subprime loan defaults spreading beyond the mortgage sector caused short-term interest rates to rally significantly during the period; this contributed to underperformance in the fixed-income portion of the Fund's portfolio because it maintained a mild short-duration bias in the two- to three-year range.

WHILE ALL SECTORS DELIVERED POSITIVE PERFORMANCE FOR THE YEAR, SEVERAL SECTORS SIGNIFICANTLY ENHANCED FUND PERFORMANCE.

Leading the way was the energy sector, followed closely by solid returns in materials, telecommunication services, technology, industrial, and utilities. Exxon Mobil, Chevron, and ConocoPhillips all reported significantly higher earnings, as did large-cap technology holdings Nokia, Cisco Systems, Hewlett-Packard, and IBM. AT&T and Verizon were the big winners in the telecommunications sector as fundamentals remained strong. Industrial giant Honeywell International was the top performer in the group, again led by surprisingly high earnings growth. Several consumer stocks with significant international exposure performed well in a difficult consumer discretionary sector, led by McDonald's, Nike, and Coca-Cola. Other top performers included Public Service Enterprises and FPL in the utilities sector and Air Products and Chemicals in the materials group.

As expected, financial stocks felt the brunt of the subprime and credit issues that surfaced during the summer and the

--------------------------------------------------------------------------------
TEN LARGEST HOLDINGS 5,6
(AS OF SEPTEMBER 30, 2007)
--------------------------------------------------------------------------------
US Treasury Note, 4.25%, 10/15/2010                                       5.38%
--------------------------------------------------------------------------------
Exxon Mobil Corporation                                                   2.39%
--------------------------------------------------------------------------------
General Electric Company                                                  1.99%
--------------------------------------------------------------------------------
US Treasury Bond, 10.38%, 11/15/2012                                      1.60%
--------------------------------------------------------------------------------
Microsoft Corporation                                                     1.56%
--------------------------------------------------------------------------------
US Treasury Note, 4.63%, 12/31/2011                                       1.53%
--------------------------------------------------------------------------------
FHLMC, 5.13%, 08/23/2010                                                  1.49%
--------------------------------------------------------------------------------
US Treasury Note, 4.88%, 08/15/2016                                       1.39%
--------------------------------------------------------------------------------
Hewlett-Packard Company                                                   1.39%
--------------------------------------------------------------------------------
Procter & Gamble Company                                                  1.37%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
4 The chart compares the performance of the WELLS FARGO ADVANTAGE BALANCED FUND Investor Class shares for the most recent ten years with the Balanced Fund Composite Index, the S&P 500 Index and the Lehman Brothers U.S. Aggregate Index. The chart assumes a hypothetical $10,000 investment in Investor Class shares and reflects all operating expenses.

5 Portfolio holdings and sector distribution are subject to change. Cash and cash equivalents are not reflected in the calculations of portfolio holdings and sector distribution.

6 The ten largest holdings are calculated based on the market value of the securities divided by total market value of the Fund.

8  Wells Fargo Advantage Balanced Fund                    Performance Highlights

--------------------------------------------------------------------------------

group managed to produce only a modest gain. Financial companies with more direct consumer exposure struggled the most, including Allstate, Merrill Lynch, and Wachovia. Health care stocks in general experienced a subpar year, and Fund holdings Amgen and Quest Diagnostics performed poorly and were eliminated from the portfolio. Motorola was the lone large-cap technology stock that suffered deteriorating fundamentals, and the position was eliminated.

THE FIXED-INCOME MARKETS WERE HIT WITH UNCERTAINTY DURING THE LAST 12 MONTHS.

Although the period started benignly, by the first quarter of 2007, it had become obvious that the mortgage market, and the subprime component in particular, was due for a correction. As subprime concerns spread beyond the mortgage sector, short-term interest rates rallied significantly, resulting in some underper-formance relative to the Fund's benchmark, the Balanced Fund Composite Index. Although the Fund had no direct exposure to subprime mortgages and reduced exposure to mortgages, our holdings in this area detracted from performance.

Also, the Fund maintained a mild short-duration bias during the period, with the majority of that bias expressed in the two- to three-year part of the curve. Portfolio impact from this positioning was neutral up until the last quarter of the period. As subprime contagion spread beyond the mortgage sector, short-term interest rates rallied significantly, resulting in some underperformance relative to the Balanced Fund Composite Index.

FOR THE EQUITY PORTION OF THE FUND'S PORTFOLIO, WE FOCUSED ON DIVERSIFICATION TO ACTIVELY MANAGE RISK AND TO TAKE ADVANTAGE OF MARKET OPPORTUNITIES.

While sector modifications were modest, there were a number of portfolio changes during the year. Some of the more notable new stocks added to the equity portfolio included Lowe's, CVS Caremark, Safeway, Schlumberger, Bank of New York, WellPoint, Rockwell Automation, Symantec, and FPL Group. Notable stocks sold included Wal-Mart, Anadarko Petroleum, Fifth Third Bancorp, Boston Scientific, Qualcomm, and Duke Energy.

Performance Highlights                    Wells Fargo Advantage Balanced Fund  9

--------------------------------------------------------------------------------

IN THE FIXED-INCOME PORTION OF THE FUND'S PORTFOLIO, WE CONSISTENTLY REDUCED PORTFOLIO EXPOSURE TO THE MORTGAGE SECTOR.

This was accomplished through outright sales as well as letting exposure decline through prepayment and amortization. Additionally, we were fairly active with our corporate exposures during the period. The Fund was neutral to slightly long in corporate bonds relative to its Balanced Fund Composite Index at the beginning of the period. Then, as we confronted the rich valuations at the beginning of 2007 and became concerned with subprime troubles, we consistently reduced the Fund's exposure to roughly 90% of the Balanced Fund Composite Index weight by midsummer while simultaneously improving the remaining overall credit quality.

ECONOMIC GROWTH HAS CLEARLY MODERATED IN BOTH THE EQUITY AND FIXED-INCOME
MARKETS.

While stock returns were quite good during the past year, market uncertainty may very well continue. We remain hopeful that the economy can avoid a recession as it confronts rising energy prices, the housing slump, and a credit squeeze that, combined, could lower projected economic growth. On the positive side, increasing economic leadership from emerging markets should help sustain global economic growth and counter a slower U.S. economy. In this environment, fundamentally sound companies with exposure to international markets may be the beneficiaries.

The growth trajectory from here will depend significantly on the outcome of the housing cycle. Given the uncertainty surrounding housing and a current very low level of interest rates, we believe that it is prudent to maintain a slightly short duration bias in the fixed-income portion of the Fund. Additionally, given near-term uncertainty, willingness to act quickly when presented with new information will be critical.

--------------------------------------------------------------------------------
SECTOR DISTRIBUTION 5
(AS OF SEPTEMBER 30, 2007)
--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Consumer Discretionary            (9%)
Consumer Staples                 (10%)
Energy                           (12%)
Financials                       (19%)
Health Care                      (11%)
Industrials                      (13%)
Information Technology           (17%)
Materials                         (3%)
Telecommunication Services        (3%)
Utilities                         (3%)

10  Wells Fargo Advantage Balanced Fund                   Performance Highlights

--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN 7 (%) (AS OF SEPTEMBER 30, 2007)

----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   Expense Ratio
BALANCED FUND                                                             6 Month*   1 Year   5 Year   10 Year   Gross 8    Net 9
----------------------------------------------------------------------------------------------------------------------------------
Investor Class (STAAX)                                                      6.56      10.88     9.58    4.49      1.52%     1.25%
----------------------------------------------------------------------------------------------------------------------------------
BENCHMARKS
----------------------------------------------------------------------------------------------------------------------------------
  Balanced Fund Composite Index 1                                           5.86      11.73    10.91    6.64
----------------------------------------------------------------------------------------------------------------------------------
  S&P 500 Index 2                                                           8.44      16.44    15.44    6.57
----------------------------------------------------------------------------------------------------------------------------------
  Lehman Brothers U.S. Aggregate Index 3                                    2.31       5.14     4.13    5.97
----------------------------------------------------------------------------------------------------------------------------------

* RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE ON THE FUNDS' WEB SITE - WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

INVESTOR CLASS SHARES ARE SOLD WITHOUT A FRONT-END SALES CHARGE OR CONTINGENT DEFERRED SALES CHARGE.

Balanced funds may invest in stocks and bonds. Stock values fluctuate in response to the activities of individual companies and general market and economic conditions. Bond values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. In general, when interest rates rise, bond values fall and investors may lose principal value. The use of derivatives may reduce returns and/or increase volatility. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). This Fund is exposed to foreign investment risk. Consult the Fund's prospectus for additional information on these and other risks.

--------------------------------------------------------------------------------
7 Performance shown prior to April 11, 2005 for the Investor Class shares reflects the performance of the Investor Class shares of the Strong Balanced Fund.

8 Reflects the gross expense ratio as stated in the February 1, 2007, prospectus and is based on the Fund's previous fiscal year expenses as reported in the Financial Highlights.

9 The investment adviser has contractually committed through January 31, 2009, to waive fees and/or reimburse expenses to the extent necessary to maintain the net operating expense ratio shown. Without these reductions, the Fund's returns would have been lower.

Fund Expenses                            Wells Fargo Advantage Balanced Fund  11


As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, redemption fees (if any) and exchange fees (if any); and (2) ongoing costs, including management fees; distribution (12b-1) and/or shareholder service fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire six-month period, from April 1, 2007 to September 31, 2007.

ACTUAL EXPENSES

The "Actual" line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Actual" line under the heading entitled "Expenses Paid During Period" for your applicable class of shares to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The "Hypothetical" line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the "Hypothetical" line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

----------------------------------------------------------------------------------------------------------------------------
                                                                  Beginning        Ending        Expenses
                                                                Account Value   Account Value   Paid During     Net Annual
WELLS FARGO ADVANTAGE BALANCED FUND                               04-01-2007      09-30-2007      Period*     Expense Ratio
----------------------------------------------------------------------------------------------------------------------------
INVESTOR CLASS
  Actual                                                          $1,000.00       $1,066.10          $6.47        1.25%
  Hypothetical (5% return before expenses)                        $1,000.00       $1,018.80          $6.33        1.25%
----------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
* Expenses are equal to the Portfolio's annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half year period).

12  Wells Fargo Advantage Balanced Fund

                                    Portfolio of Investments--September 30, 2007


BALANCED FUND
--------------------------------------------------------------------------------

PRINCIPAL         SECURITY NAME                                                     INTEREST RATE   MATURITY DATE        VALUE
AGENCY NOTES - INTEREST BEARING: 1.70%
$       330,000   FHLB<<                                                                 4.13%        10/19/2007    $       329,851
      1,830,000   FHLMC<<                                                                5.13         08/23/2010          1,864,075

TOTAL AGENCY NOTES - INTEREST BEARING (COST $2,167,521)                                                                   2,193,926
                                                                                                                    ---------------
AGENCY SECURITIES: 3.83%

FEDERAL FARM CREDIT BANK: 0.75%
        974,000   FEDERAL FARM CREDIT BANK<<                                             4.13         07/17/2009            969,145
                                                                                                                    ---------------
FEDERAL HOME LOAN MORTGAGE CORPORATION: 0.50%
          1,434   FHLMC #170151                                                         10.50         01/01/2016              1,612
        512,982   FHLMC #1J1263<<+/-                                                     5.86         01/01/2036            518,887
          4,862   FHLMC #254325                                                         10.25         03/01/2015              5,074
        108,874   FHLMC #G11487                                                          8.00         03/01/2016            114,314

                                                                                                                            639,887
                                                                                                                    ---------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION: 2.58%
        495,000   FNMA<<                                                                 6.00         05/15/2011            519,735
        679,818   FNMA #699932                                                           5.50         04/01/2033            667,775
        526,118   FNMA #735613<<                                                         6.00         02/01/2035            529,912
      1,092,018   FNMA #863727<<+/-                                                      5.34         01/01/2036          1,095,688
        502,507   FNMA #892283<<+/-                                                      5.86         09/01/2036            507,794

                                                                                                                          3,320,904
                                                                                                                    ---------------
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION: 0.00%
             36   GNMA #780434                                                           7.50         12/15/2007                 36
                                                                                                                    ---------------

TOTAL AGENCY SECURITIES (COST $4,921,037)                                                                                 4,929,972
                                                                                                                    ---------------
ASSET BACKED SECURITIES: 2.33%
        816,559   BANC OF AMERICA SECURITIES AUTO TRUST SERIES 2006-G1 CLASS A2          5.30         03/18/2009            816,186
        545,000   CHASE ISSUANCE TRUST SERIES 2005-A6 CLASS A6+/-                        5.82         07/15/2014            537,809
        928,068   COMMUNITY PROGRAM LOAN TRUST SERIES 1987-A CLASS A4                    4.50         10/01/2018            918,960
        162,320   COUNTRYWIDE HOME EQUITY LOAN TRUST SERIES 2004-I CLASS A+/-            6.04         02/15/2034            160,087
         86,689   COUNTRYWIDE HOME EQUITY LOAN TRUST SERIES 2004-Q CLASS 2A+/-           6.05         12/15/2033             84,931
        444,000   MBNA CREDIT CARD MASTER NOTE TRUST SERIES 2006-A4 CLASS A4+/-          5.74         09/15/2011            442,686
         38,201   TRIAD AUTO RECEIVABLES OWNERS TRUST SERIES 2006-B CLASS A2             5.36         11/12/2009             38,208

TOTAL ASSET BACKED SECURITIES (COST $3,021,545)                                                                           2,998,867
                                                                                                                    ---------------
COLLATERALIZED MORTGAGE OBLIGATIONS: 6.43%
        360,768   BANC OF AMERICA ALTERNATIVE LOAN TRUST SERIES 2005-10 CLASS 6A1        5.50         11/25/2020            358,062
        526,237   CHASE MORTGAGE FINANCE CORPORATION SERIES 2005-A1 CLASS 2A2+/-         5.24         12/25/2035            523,690
         54,446   CITIGROUP MORTGAGE LOAN TRUST INCORPORATED SERIES 2004-HYB4
                  CLASS AA+/-                                                            5.46         12/25/2034             54,310
        300,000   CITIGROUP MORTGAGE LOAN TRUST INCORPORATED SERIES 2006-NCB1
                  CLASS 2A2+/-                                                           5.87         05/15/2036            293,934
        552,135   COUNTRYWIDE ALTERNATIVE LOAN TRUST SERIES 2004-30CB CLASS 3A1          5.00         02/25/2020            544,596
        298,151   COUNTRYWIDE ALTERNATIVE LOAN TRUST SERIES 2006-0C8 CLASS 2A1C+/-       5.19         11/25/2036            297,905
      1,000,000   CREDIT SUISSE FIRST BOSTON MORTGAGE SECURITIES CORPORATION
                  SERIES 2005-C1 CLASS A3                                                4.81         02/15/2038            983,384
        168,115   FHLMC STRUCTURED PASS-THROUGH SECURITIES SERIES T-57 CLASS
                  2A1+/-                                                                 6.39         07/25/2043            170,444
        192,545   FHLMC STRUCTURED PASS-THROUGH SECURITIES SERIES T-59 CLASS             6.48         10/25/2043            193,629
                  2A1+/-
        278,528   FNMA GRANTOR TRUST SERIES 2002-T1 CLASS A4                             9.50         11/25/2031            297,796

Portfolio of Investments--September 30, 2007

                                         Wells Fargo Advantage Balanced Fund  13


BALANCED FUND
--------------------------------------------------------------------------------

PRINCIPAL         SECURITY NAME                                                     INTEREST RATE   MATURITY DATE        VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$       441,158   FNMA WHOLE LOAN SERIES 2003-W8 CLASS 4A+/-                             6.42%        11/25/2042    $       456,443
        410,222   FNMA WHOLE LOAN SERIES 2004-W15 CLASS 3A+/-                            6.54         06/25/2044            421,387
        597,432   GNMA SERIES 2004-53 CLASS KE                                           5.00         08/20/2032            593,573
        605,000   GNMA SERIES 2007-12 CLASS C<<+/-                                       5.28         04/16/2041            578,323
        377,212   GNMA SERIES 2007-34 CLASS A<<                                          4.27         11/16/2026            371,216
        521,656   JPMORGAN ALTERNATIVE LOAN TRUST SERIES 2006-A4 CLASS A2+/-             5.95         09/25/2036            524,300
        460,000   JPMORGAN CHASE COMMERCIAL MORTGAGE SECURITY+/-                         5.79         02/12/2049            462,272
        221,227   JPMORGAN MORTGAGE TRUST SERIES 2005-A2 CLASS 3A1+/-                    4.90         04/25/2035            219,074
        236,611   JPMORGAN MORTGAGE TRUST SERIES 2005-A3 CLASS 7CA1+/-                   5.11         06/25/2035            235,918
        357,234   JPMORGAN MORTGAGE TRUST SERIES 2005-A5 CLASS 3A1+/-                    5.38         08/25/2035            355,248
        296,984   MULTI SECURITY ASSET TRUST SERIES 2005-RR4A CLASS A1++                 4.38         11/28/2035            292,096
         50,119   TERWIN MORTGAGE TRUST SERIES 2004-21HE CLASS 1A1+/-                    5.61         12/25/2034             48,903

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (COST $8,350,424)                                                               8,276,503
                                                                                                                    ---------------

SHARES
COMMON STOCKS: 58.09%

APPAREL & ACCESSORY STORES: 0.27%
          6,000   KOHL'S CORPORATION+                                                                                       343,980
                                                                                                                    ---------------
BIOPHARMACEUTICALS: 0.34%
         10,000   TEVA PHARMACEUTICAL INDUSTRIES LIMITED ADR<<                                                              444,700
                                                                                                                    ---------------
BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS: 0.76%
          8,300   HOME DEPOT INCORPORATED                                                                                   269,252
         25,200   LOWE'S COMPANIES INCORPORATED                                                                             706,104

                                                                                                                            975,356
                                                                                                                    ---------------
BUSINESS SERVICES: 3.21%
          9,200   AUTOMATIC DATA PROCESSING INCORPORATED                                                                    422,556
         66,200   MICROSOFT CORPORATION                                                                                   1,950,252
         41,200   ORACLE CORPORATION+                                                                                       891,980
         45,000   SYMANTEC CORPORATION+                                                                                     872,100

                                                                                                                          4,136,888
                                                                                                                    ---------------
CHEMICALS & ALLIED PRODUCTS: 7.06%
         19,000   ABBOTT LABORATORIES                                                                                     1,018,780
         10,500   AIR PRODUCTS & CHEMICALS INCORPORATED                                                                   1,026,480
         13,200   E.I. DU PONT DE NEMOURS & COMPANY                                                                         654,192
         12,600   ELI LILLY & COMPANY                                                                                       717,318
         18,900   JOHNSON & JOHNSON                                                                                       1,241,730
         48,500   PFIZER INCORPORATED                                                                                     1,184,855
         24,300   PROCTER & GAMBLE COMPANY                                                                                1,709,262
         12,900   ROHM & HAAS COMPANY<<                                                                                     718,143
         18,600   WYETH                                                                                                     828,630

                                                                                                                          9,099,390
                                                                                                                    ---------------
COMMUNICATIONS: 2.02%
          6,300   ALLTEL CORPORATION                                                                                        438,984
         29,000   AT&T INCORPORATED                                                                                       1,226,990
         18,300   VERIZON COMMUNICATIONS INCORPORATED                                                                       810,324
          9,098   WINDSTREAM CORPORATION                                                                                    128,464

                                                                                                                          2,604,762
                                                                                                                    ---------------

14  Wells Fargo Advantage Balanced Fund

                                    Portfolio of Investments--September 30, 2007


BALANCED FUND
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                          VALUE
DEPOSITORY INSTITUTIONS: 5.36%
         29,900   BANK OF AMERICA CORPORATION                                                                       $     1,503,073
         17,547   BANK OF NEW YORK MELLON CORPORATION                                                                       774,525
         28,300   CITIGROUP INCORPORATED                                                                                  1,320,761
         35,166   JPMORGAN CHASE & COMPANY                                                                                1,611,306
         27,700   US BANCORP                                                                                                901,081
         15,700   WACHOVIA CORPORATION                                                                                      787,355

                                                                                                                          6,898,101
                                                                                                                    ---------------
EATING & DRINKING PLACES: 0.87%
         20,500   MCDONALD'S CORPORATION                                                                                  1,116,635
                                                                                                                    ---------------
ELECTRIC, GAS & SANITARY SERVICES: 2.01%
          8,000   DOMINION RESOURCES INCORPORATED                                                                           674,400
         12,100   EXELON CORPORATION                                                                                        911,856
         12,100   FPL GROUP INCORPORATED                                                                                    736,648
          3,000   PUBLIC SERVICE ENTERPRISE GROUP INCORPORATED                                                              263,970

                                                                                                                          2,586,874
                                                                                                                    ---------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT: 5.58%
         48,900   CISCO SYSTEMS INCORPORATED+                                                                             1,619,079
         20,600   EMERSON ELECTRIC COMPANY                                                                                1,096,332
         60,100   GENERAL ELECTRIC COMPANY                                                                                2,488,140
         29,100   NOKIA OYJ ADR                                                                                           1,103,763
         23,900   TEXAS INSTRUMENTS INCORPORATED                                                                            874,501

                                                                                                                          7,181,815
                                                                                                                    ---------------
FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT: 0.70%
         11,000   FORTUNE BRANDS INCORPORATED                                                                               896,390
                                                                                                                    ---------------
FOOD & KINDRED PRODUCTS: 1.69%
          8,165   KRAFT FOODS INCORPORATED CLASS A                                                                          281,774
         18,500   PEPSICO INCORPORATED                                                                                    1,355,310
          9,500   THE COCA-COLA COMPANY                                                                                     545,965

                                                                                                                          2,183,049
                                                                                                                    ---------------
FOOD STORES: 0.36%
         14,000   SAFEWAY INCORPORATED                                                                                      463,540
                                                                                                                    ---------------
GENERAL MERCHANDISE STORES: 0.96%
         19,400   TARGET CORPORATION                                                                                      1,233,258
                                                                                                                    ---------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT: 4.53%
          9,800   3M COMPANY                                                                                                917,084
          5,000   CATERPILLAR INCORPORATED                                                                                  392,150
         34,800   HEWLETT-PACKARD COMPANY                                                                                 1,732,692
         52,500   INTEL CORPORATION                                                                                       1,357,650
         12,200   INTERNATIONAL BUSINESS MACHINES CORPORATION<<                                                           1,437,160

                                                                                                                          5,836,736
                                                                                                                    ---------------

Portfolio of Investments--September 30, 2007

                                         Wells Fargo Advantage Balanced Fund  15


BALANCED FUND
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                          VALUE
INSURANCE CARRIERS: 3.84%
          8,000   ALLSTATE CORPORATION                                                                              $       457,520
         17,900   AMERICAN INTERNATIONAL GROUP INCORPORATED                                                               1,210,935
         17,500   METLIFE INCORPORATED                                                                                    1,220,275
         13,900   THE TRAVELERS COMPANIES INCORPORATED                                                                      699,726
         12,000   UNITEDHEALTH GROUP INCORPORATED                                                                           581,160
          9,800   WELLPOINT INCORPORATED+                                                                                   773,416

                                                                                                                          4,943,032
                                                                                                                    ---------------
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS: 0.94%
          5,500   BECTON DICKINSON & COMPANY                                                                                451,275
         11,000   ROCKWELL AUTOMATION INCORPORATED<<                                                                        764,610

                                                                                                                          1,215,885
                                                                                                                    ---------------
MEDICAL EQUIPMENT & SUPPLIES: 0.41%
          9,400   MEDTRONIC INCORPORATED                                                                                    530,254
                                                                                                                    ---------------
MEDICAL PRODUCTS: 0.59%
         14,700   MERCK & COMPANY INCORPORATED                                                                              759,843
                                                                                                                    ---------------
MISCELLANEOUS RETAIL: 1.05%
          8,500   COSTCO WHOLESALE CORPORATION                                                                              521,645
         21,000   CVS CAREMARK CORPORATION                                                                                  832,230

                                                                                                                          1,353,875
                                                                                                                    ---------------
MOTION PICTURES: 1.31%
         45,100   TIME WARNER INCORPORATED                                                                                  828,036
         25,000   WALT DISNEY COMPANY                                                                                       859,750

                                                                                                                          1,687,786
                                                                                                                    ---------------
MOTOR FREIGHT TRANSPORTATION & WAREHOUSING: 0.56%
          9,700   UNITED PARCEL SERVICE INCORPORATED CLASS B<<                                                              728,470
                                                                                                                    ---------------
NON-DEPOSITORY CREDIT INSTITUTIONS: 0.67%
         14,500   AMERICAN EXPRESS COMPANY                                                                                  860,865
                                                                                                                    ---------------
OIL & GAS EXTRACTION: 1.67%
         27,800   HALLIBURTON COMPANY                                                                                     1,067,520
         10,300   SCHLUMBERGER LIMITED<<                                                                                  1,081,500

                                                                                                                          2,149,020
                                                                                                                    ---------------
PETROLEUM REFINING & RELATED INDUSTRIES: 5.05%
         15,700   CHEVRON CORPORATION                                                                                     1,469,206
         13,800   CONOCOPHILLIPS                                                                                          1,211,226
         32,300   EXXON MOBIL CORPORATION                                                                                 2,989,688
         14,600   MARATHON OIL CORPORATION<<                                                                                832,492

                                                                                                                          6,502,612
                                                                                                                    ---------------
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES: 2.08%
          4,500   GOLDMAN SACHS GROUP INCORPORATED                                                                          975,330
          7,600   LEHMAN BROTHERS HOLDINGS INCORPORATED                                                                     469,148
          6,700   MERRILL LYNCH & COMPANY INCORPORATED                                                                      477,576
         12,100   MORGAN STANLEY                                                                                            762,300

                                                                                                                          2,684,354
                                                                                                                    ---------------

16  Wells Fargo Advantage Balanced Fund

                                    Portfolio of Investments--September 30, 2007


BALANCED FUND
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                          VALUE
TOBACCO PRODUCTS: 0.63%
         11,600   ALTRIA GROUP INCORPORATED                                                                         $       806,548
                                                                                                                    ---------------
TRANSPORTATION EQUIPMENT: 2.77%
          7,400   GENERAL DYNAMICS CORPORATION                                                                              625,078
          3,500   HARLEY-DAVIDSON INCORPORATED                                                                              161,735
         20,800   HONEYWELL INTERNATIONAL INCORPORATED                                                                    1,236,976
         19,200   UNITED TECHNOLOGIES CORPORATION                                                                         1,545,216

                                                                                                                          3,569,005
                                                                                                                    ---------------
WHOLESALE TRADE NON-DURABLE GOODS: 0.80%

          9,600   NIKE INCORPORATED CLASS B                                                                                 563,136
         13,000   SYSCO CORPORATION                                                                                         462,670

                                                                                                                          1,025,806
                                                                                                                    ---------------

TOTAL COMMON STOCKS (COST $57,664,427)                                                                                   74,818,829
                                                                                                                    ---------------

PRINCIPAL                                                                           INTEREST RATE   MATURITY DATE
CORPORATE BONDS & NOTES: 10.18%

AGRICULTURAL PRODUCTION CROPS: 0.21%
$       275,000   BUNGE LIMITED FINANCE CORPORATION                                      4.38%        12/15/2008            272,032
                                                                                                                    ---------------
CHEMICALS & ALLIED PRODUCTS: 0.15%
        185,000   JOHNSON & JOHNSON                                                      5.55         08/15/2017            187,937
                                                                                                                    ---------------
COMMUNICATIONS: 1.38%
        265,000   BRITISH TELECOMMUNICATIONS PLC                                         8.63         12/15/2010            291,751
        260,000   COMCAST CORPORATION                                                    5.88         02/15/2018            255,747
         45,000   TELECOM ITALIA CAPITAL SA                                              5.25         11/15/2013             43,672
        135,000   TIME WARNER CABLE INCORPORATED++                                       5.85         05/01/2017            131,248
        235,000   VALOR TELECOMMUNICATIONS ENTERPRISES                                   7.75         02/15/2015            246,297
        235,000   VERIZON (FLORIDA) INCORPORATED SERIES F                                6.13         01/15/2013            243,078
        275,000   VERIZON (VIRGINIA) INCORPORATED SERIES A                               4.63         03/15/2013            265,460
        280,000   VODAFONE GROUP PLC                                                     7.75         02/15/2010            295,630

                                                                                                                          1,772,883
                                                                                                                    ---------------
DEPOSITORY INSTITUTIONS: 1.75%
        375,000   CITIGROUP INCORPORATED<<                                               6.00         08/15/2017            383,709
        545,000   JPMORGAN CHASE & COMPANY<<                                             5.13         09/15/2014            531,576
        300,000   JPMORGAN CHASE & COMPANY                                               6.63         03/15/2012            314,903
        250,000   M&T BANK CORPORATION+/-++                                              3.85         04/01/2013            247,695
        510,000   WACHOVIA CORPORATION<<                                                 5.75         06/15/2017            511,932
        290,000   WASHINGTON MUTUAL BANK                                                 5.13         01/15/2015            270,105

                                                                                                                          2,259,920
                                                                                                                    ---------------
ELECTRIC, GAS & SANITARY SERVICES: 0.99%
        190,000   CAROLINA POWER & LIGHT COMPANY                                         6.50         07/15/2012            199,283
        260,000   CENTERPOINT ENERGY HOUSTON ELECTRIC LLC SERIES J2<<                    5.70         03/15/2013            260,485
        220,000   MIDAMERICAN ENERGY HOLDINGS                                            5.88         10/01/2012            223,397
        250,000   PSI ENERGY INCORPORATED                                                6.05         06/15/2016            251,164
        365,000   SOUTHWESTERN ELECTRIC POWER                                            4.90         07/01/2015            339,764

                                                                                                                          1,274,093
                                                                                                                    ---------------

Portfolio of Investments--September 30, 2007

                                         Wells Fargo Advantage Balanced Fund  17


BALANCED FUND
--------------------------------------------------------------------------------

PRINCIPAL         SECURITY NAME                                                     INTEREST RATE   MATURITY DATE        VALUE
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
EQUIPMENT: 0.47%
$       220,000   CISCO SYSTEMS INCORPORATED<<                                           5.50%        02/22/2016    $       218,529
        390,000   GENERAL ELECTRIC CAPITAL CORPORATION SERIES MTN<<                      5.65         06/09/2014            394,274

                                                                                                                            612,803
                                                                                                                    ---------------
FOOD & KINDRED PRODUCTS: 0.36%
        200,000   HJ HEINZ COMPANY++                                                     6.43         12/01/2008            203,164
        265,000   MILLER BREWING CORPORATION++                                           5.50         08/15/2013            259,735

                                                                                                                            462,899
                                                                                                                    ---------------
FOOD STORES: 0.32%
        170,000   KROGER COMPANY                                                         6.75         04/15/2012            178,767
        235,000   SAFEWAY INCORPORATED                                                   5.63         08/15/2014            231,687

                                                                                                                            410,454
                                                                                                                    ---------------
HOLDING & OTHER INVESTMENT OFFICES: 0.35%
        210,000   ERP OPERATING LP                                                       5.13         03/15/2016            194,624
        260,000   SIMON PROPERTY GROUP LP                                                6.38         11/15/2007            260,109

                                                                                                                            454,733
                                                                                                                    ---------------
INSURANCE CARRIERS: 0.33%
        250,000   ING (USA) GLOBAL FUNDING TRUST                                         4.50         10/01/2010            247,445
        175,000   WILLIS NORTH AMERICA INCORPORATED                                      6.20         03/28/2017            173,639

                                                                                                                            421,084
                                                                                                                    ---------------
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL
GOODS: 0.22%
        285,000   FISHER SCIENTIFIC INTERNATIONAL INCORPORATED                           6.13         07/01/2015            279,801
                                                                                                                    ---------------
MISCELLANEOUS RETAIL: 0.12%
        160,000   CVS CAREMARK CORPORATION                                               5.75         06/01/2017            156,168
                                                                                                                    ---------------
NON-DEPOSITORY CREDIT INSTITUTIONS: 0.98%
        255,000   GENERAL ELECTRIC CAPITAL CORPORATION SERIES MTN<<                      5.63         09/15/2017            254,930
        250,000   GENERAL ELECTRIC CAPITAL CORPORATION SERIES MTNA                       6.50         12/10/2007            250,518
        370,000   GENERAL MOTORS ACCEPTANCE CORPORATION<<                                6.88         09/15/2011            352,116
        405,000   HSBC FINANCE CORPORATION                                               5.90         06/19/2012            410,179

                                                                                                                          1,267,743
                                                                                                                    ---------------
OIL & GAS EXTRACTION: 0.60%
        255,000   HALLIBURTON COMPANY                                                    5.50         10/15/2010            257,961
        275,000   PEMEX PROJECT FUNDING MASTER TRUST                                     8.00         11/15/2011            300,713
        225,000   XTO ENERGY INCORPORATED                                                5.30         06/30/2015            216,303

                                                                                                                            774,977
                                                                                                                    ---------------
RAILROAD TRANSPORTATION: 0.24%
        305,000   UNION PACIFIC CORPORATION                                              5.75         10/15/2007            305,027
                                                                                                                    ---------------
REAL ESTATE INVESTMENT TRUSTS (REITS): 0.33%
        240,000   AVALONBAY COMMUNITIES SERIES MTN                                       6.63         09/15/2011            249,522
        175,000   INTERNATIONAL LEASE FINANCE CORPORATION SERIES MTN                     5.65         06/01/2014            173,050

                                                                                                                            422,572
                                                                                                                    ---------------

18  Wells Fargo Advantage Balanced Fund

                                    Portfolio of Investments--September 30, 2007


BALANCED FUND
--------------------------------------------------------------------------------

PRINCIPAL         SECURITY NAME                                                     INTEREST RATE   MATURITY DATE        VALUE
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES: 1.22%
$       310,000   DISCOVER FINANCIAL SERVICES++(i)                                       6.45%        06/12/2017    $       300,744
        550,000   GOLDMAN SACHS GROUP INCORPORATED                                       5.13         01/15/2015            528,090
        735,000   LEHMAN BROTHERS HOLDINGS INCORPORATED SERIES MTN<<                     6.00         07/19/2012            746,393

                                                                                                                          1,575,227
                                                                                                                    ---------------
TRANSPORTATION EQUIPMENT: 0.16%
        190,000   DAIMLERCHRYSLER NA HOLDING CORPORATION                                 7.75         01/18/2011            203,551
                                                                                                                    ---------------

TOTAL CORPORATE BONDS & NOTES (COST $13,129,751)                                                                         13,113,904
                                                                                                                    ---------------
FOREIGN CORPORATE BONDS: 1.25%
        240,000   DEUTSCHE TELEKOM INTERNATIONAL FINANCE BV                              8.00         06/15/2010            257,083
        280,000   DIAGEO CAPITAL PLC                                                     4.38         05/03/2010            276,228
        285,000   ENCANA CORPORATION                                                     4.60         08/15/2009            283,146
        280,000   TELECOM ITALIA CAPITAL                                                 4.95         09/30/2014            264,646
        265,000   TELEFONICA EMISIONES SAU                                               5.98         06/20/2011            269,612
        255,000   THOMSON CORPORATION                                                    5.70         10/01/2014            252,838

TOTAL FOREIGN CORPORATE BONDS@ (COST $1,610,394)                                                                          1,603,553
                                                                                                                    ---------------
FOREIGN GOVERNMENT BONDS: 0.32%
        195,000   ICICI BANK LIMITED++                                                   6.63         10/03/2012            194,836
         40,000   UNITED MEXICAN STATES                                                  5.63         01/15/2017             39,880
        160,000   UNITED MEXICAN STATES<<                                                7.50         01/14/2012            174,880

TOTAL FOREIGN GOVERNMENT BONDS@ (COST $407,144)                                                                             409,596
                                                                                                                    ---------------
US TREASURY SECURITIES: 12.91%

US TREASURY BILLS: 0.53%
         10,000   US TREASURY BILL^#                                                     3.73         10/25/2007              9,975
        660,000   US TREASURY BILL                                                       4.63         03/31/2008            661,547
         10,000   US TREASURY BILL^#                                                     4.83         10/25/2007              9,974

                                                                                                                            681,496
                                                                                                                    ---------------
US TREASURY BONDS: 2.29%
        725,000   US TREASURY BOND<<                                                     8.75         05/15/2017            954,847
      1,985,000   US TREASURY BOND                                                      10.38         11/15/2012          2,000,352

                                                                                                                          2,955,199
                                                                                                                    ---------------
US TREASURY NOTES: 10.09%
      6,676,000   US TREASURY NOTE<<                                                     4.25         10/15/2010          6,718,246
        755,000   US TREASURY NOTE                                                       4.25         11/15/2013            752,817
        310,000   US TREASURY NOTE<<                                                     4.50         02/15/2009            312,107
      1,880,000   US TREASURY NOTE<<                                                     4.63         12/31/2011          1,912,900
        305,000   US TREASURY NOTE<<                                                     4.63         02/15/2017            306,406
        625,000   US TREASURY NOTE<<                                                     4.75         08/15/2017            633,399
        605,000   US TREASURY NOTE<<                                                     4.88         06/30/2012            621,921
      1,695,000   US TREASURY NOTE<<                                                     4.88         08/15/2016          1,734,727

                                                                                                                         12,992,523
                                                                                                                    ---------------

TOTAL US TREASURY SECURITIES (COST $16,779,354)                                                                          16,629,218
                                                                                                                    ---------------

Portfolio of Investments--September 30, 2007

                                         Wells Fargo Advantage Balanced Fund  19


BALANCED FUND
--------------------------------------------------------------------------------

PRINCIPAL         SECURITY NAME                                                     INTEREST RATE   MATURITY DATE        VALUE
COLLATERAL FOR SECURITIES LENDING: 23.39%

COLLATERAL INVESTED IN OTHER ASSETS: 23.39%
$       773,541   ALPINE SECURITIZATION CORPORATION                                      5.30%        10/03/2007    $       773,317
         96,693   AMERICAN EXPRESS BANK FSB SERIES BKNT+/-                               5.23         11/21/2007             96,668
          1,064   AMERICAN GENERAL FINANCE CORPORATION+/-                                5.48         01/18/2008              1,064
        290,078   ATLANTIC ASSET SECURITIZATION CORPORATION++                            5.30         10/02/2007            290,035
        314,164   ATLANTIC ASSET SECURITIZATION CORPORATION                              5.30         10/24/2007            313,112
        386,771   ATLAS CAPITAL FUNDING CORPORATION+/-++                                 5.12         04/25/2008            386,759
        241,732   ATLAS CAPITAL FUNDING CORPORATION SERIES MTN1+/-++                     5.03         10/25/2007            241,734
        290,078   BANK OF MONTREAL                                                       5.08         10/22/2007            290,037
        870,234   BARCLAYS REPURCHASE AGREEMENT - 102% COLLATERALIZED (MATURITY          5.40         10/01/2007            870,234
                  VALUE $870,365)
        483,463   BARTON CAPITAL CORPORATION                                             5.23         10/02/2007            483,391
        386,771   BARTON CAPITAL CORPORATION                                             5.24         10/15/2007            385,982
        483,463   BASF FINANCE EUROPE NV+/-++                                            5.35         10/17/2008            483,507
        241,732   BEAR STEARNS & COMPANY INCORPORATED+/-                                 5.33         10/05/2007            241,732
        483,463   BEAR STEARNS & COMPANY INCORPORATED INTERNATIONAL REPURCHASE
                  AGREEMENT - 102% COLLATERALIZED (MATURITY VALUE $483,534)              5.30         10/01/2007            483,463
      1,208,658   BEAR STEARNS & COMPANY INCORPORATED REPURCHASE AGREEMENT - 102%
                  COLLATERALIZED (MATURITY VALUE $1,208,838)                             5.35         10/01/2007          1,208,658
        466,542   BEAR STEARNS & COMPANY INCORPORATED SERIES MTN+/-                      5.37         10/03/2007            466,542
        290,078   BNP PARIBAS+/-                                                         5.33         05/07/2008            289,872
        483,463   BNP PARIBAS REPURCHASE AGREEMENT - 102% COLLATERALIZED
                  (MATURITY VALUE $483,535)                                              5.33         10/01/2007            483,463
        145,039   CANCARA ASSET SECURITIZATION LIMITED++                                 5.19         10/17/2007            144,701
        145,039   CHARIOT FUNDING LLC++                                                  5.31         10/09/2007            144,869
        386,771   CHARIOT FUNDING LLC++                                                  5.37         10/04/2007            386,601
        275,574   CHEYNE FINANCE LLC+/-++^^                                              4.98         02/25/2008            263,997
         96,693   CIT GROUP INCORPORATED+/-                                              5.67         12/19/2007             96,173
      2,175,585   CITIGROUP REPURCHASE AGREEMENT - 102% COLLATERALIZED
                  (MATURITY VALUE $2,175,907)                                            5.33         10/01/2007          2,175,585
         48,346   CLIPPER RECEIVABLES CORPORATION++                                      5.22         10/01/2007             48,346
        217,559   CREDIT AGRICOLE SA                                                     5.49         02/25/2008            217,428
         22,143   CREDIT SUISSE FIRST BOSTON (USA) INCORPORATED SERIES MTN+/-            5.97         10/29/2007             22,156
      1,553,281   CREDIT SUISSE FIRST BOSTON REPURCHASE AGREEMENT - 102%
                  COLLATERALIZED (MATURITY VALUE $1,553,512)                             5.35         10/01/2007          1,553,281
        241,732   CULLINAN FINANCE CORPORATION+/-++                                      5.32         08/04/2008            241,679
        454,456   EBBETS FUNDING LLC++                                                   5.90         10/01/2007            454,456
        193,385   ERASMUS CAPITAL CORPORATION++                                          5.34         10/10/2007            193,132
        676,849   ERASMUS CAPITAL CORPORATION++                                          5.65         10/01/2007            676,849
        483,463   FAIRWAY FINANCE CORPORATION++                                          5.30         10/05/2007            483,183
         87,023   FAIRWAY FINANCE CORPORATION++                                          5.31         10/10/2007             86,909
        145,039   FALCON ASSET SECURITIZATION CORPORATION                                5.35         11/06/2007            144,279
         96,693   FOUNTAIN SQUARE COMMERCIAL FUNDING CORPORATION                         5.38         10/31/2007             96,270
        241,732   GALLEON CAPITAL LLC++                                                  5.25         10/02/2007            241,695
        290,078   GALLEON CAPITAL LLC++                                                  5.28         10/01/2007            290,078
        367,432   GALLEON CAPITAL LLC                                                    5.34         10/19/2007            366,469
        154,708   GENERAL ELECTRIC CAPITAL ASSURANCE COMPANY+/-                          5.83         06/16/2008            154,708

20  Wells Fargo Advantage Balanced Fund

                                    Portfolio of Investments--September 30, 2007


BALANCED FUND
--------------------------------------------------------------------------------

PRINCIPAL         SECURITY NAME                                                     INTEREST RATE   MATURITY DATE        VALUE
COLLATERAL INVESTED IN OTHER ASSETS: (continued)
$       338,424   ING (USA) ANNUITY & LIFE INSURANCE COMPANY+/-                          5.82%        08/16/2008    $       338,424
        949,522   K2 (USA) LLC                                                           6.11         10/05/2007            948,971
        348,094   KESTREL FUNDING US LLC+/-++                                            5.10         02/25/2008            347,773
         24,173   LIBERTY LIGHT US CAPITAL+/-++                                          5.02         11/21/2007             24,143
        386,548   LIBERTY STREET FUNDING CORPORATION++                                   5.26         10/09/2007            386,096
        725,195   LIQUID FUNDING LIMITED+/-++                                            5.70         06/11/2008            725,790
          9,669   M&I MARSHALL & ILSLEY BANK SERIES BKNT+/-                              5.53         02/15/2008              9,673
          7,252   MERRILL LYNCH & COMPANY INCORPORATED SERIES MTNB+/-                    5.44         01/02/2008              7,251
        241,732   METLIFE GLOBAL FUNDING I+/-++                                          5.13         10/21/2008            241,507
        145,039   MORGAN STANLEY+/-                                                      5.32         04/07/2008            145,039
         20,789   MORGAN STANLEY+/-                                                      5.48         11/09/2007             20,786
      1,532,038   MORGAN STANLEY REPURCHASE AGREEMENT - 102% COLLATERALIZED
                  (MATURITY VALUE $1,532,265)                                            5.33         10/01/2007          1,532,038
        773,541   MORGAN STANLEY REPURCHASE AGREEMENT - 102% COLLATERALIZED
                  (MATURITY VALUE $773,656)                                              5.33         10/01/2007            773,541
        148,665   MORGAN STANLEY SERIES EXL+/-                                           5.83         10/14/2008            148,509
        241,732   NATEXIS BANQUES POPULAIRES+/-++                                        5.35         11/09/2007            241,911
        570,487   NIEUW AMSTERDAM RECEIVABLES CORPORATION++                              5.35         10/01/2007            570,487
        435,117   PERRY GLOBAL FUNDING LLC SERIES A                                      5.59         10/11/2007            434,482
        172,113   PREMIUM ASSET TRUST+/-++                                               5.50         07/15/2008            172,306
        454,020   RACERS TRUST SERIES 2004-6-MM+/-++                                     5.19         03/24/2008            453,484
        642,233   REGENCY MARKETS #1 LLC++                                               5.21         10/12/2007            641,205
        145,039   REGENCY MARKETS #1 LLC++                                               5.25         10/04/2007            144,975
        193,385   ROYAL BANK OF SCOTLAND GROUP PLC                                       5.55         10/05/2007            193,389
        773,541   SCALDIS CAPITAL LIMITED++                                              5.26         10/04/2007            773,201
        149,874   SCALDIS CAPITAL LIMITED                                                5.29         10/22/2007            149,415
        174,047   SEDNA FINANCE INCORPORATED SERIES MTN+/-++                             5.33         10/26/2007            174,028
        133,436   SHEFFIELD RECEIVABLES CORPORATION++                                    5.25         10/05/2007            133,358
        193,385   SLM CORPORATION+/-++                                                   5.81         05/12/2008            191,689
        386,771   STANFIELD VICTORIA FUNDING LLC+/-++                                    5.36         04/03/2008            386,635
        676,849   THAMES ASSET GLOBAL SECURITIZATION #1 INCORPORATED++                   5.35         10/15/2007            675,468
        185,834   THE TRAVELERS INSURANCE COMPANY+/-                                     5.89         02/08/2008            185,830
        232,933   THUNDER BAY FUNDING INCORPORATED                                       5.31         10/09/2007            232,660
        145,039   THUNDER BAY FUNDING INCORPORATED                                       5.32         10/25/2007            144,531
        966,927   TRANSAMERICA OCCIDENTAL LIFE INSURANCE+/-                              5.45         08/01/2008            966,927
        241,732   UNICREDITO ITALIANO BANK (IRELAND) SERIES LIB+/-++                     5.84         10/08/2008            241,289
         52,214   UNICREDITO ITALIANO BANK (NEW YORK) SERIES YCD+/-                      5.62         12/03/2007             52,223
         16,438   UNICREDITO ITALIANO BANK (NEW YORK) SERIES YCD+/-                      5.70         12/13/2007             16,440
         96,693   VERSAILLES CDS LLC                                                     5.39         10/16/2007             96,481
        357,763   VERSAILLES CDS LLC                                                     5.40         10/23/2007            356,614
        241,732   VICTORIA FINANCE LLC+/-++                                              5.34         08/07/2008            241,732
        241,732   VICTORIA FINANCE LLC+/-++                                              5.84         05/02/2008            241,734
            967   WORLD SAVINGS BANK FSB SERIES BKNT+/-                                  5.36         10/19/2007                967
         96,693   ZELA FINANCE CORPORATION                                               5.32         10/26/2007             96,340

                                                                                                                         30,131,756
                                                                                                                    ---------------

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $30,131,756)                                                               30,131,756
                                                                                                                    ---------------

Portfolio of Investments--September 30, 2007

                                         Wells Fargo Advantage Balanced Fund  21


BALANCED FUND
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                          VALUE
SHORT-TERM INVESTMENTS: 2.35%
      3,032,921   WELLS FARGO ADVANTAGE MONEY MARKET TRUST~+++                                                      $     3,032,921
                                                                                                                    ---------------

TOTAL SHORT-TERM INVESTMENTS (COST $3,032,921)                                                                            3,032,921
                                                                                                                    ---------------
TOTAL INVESTMENTS IN SECURITIES
(COST $141,216,274)*                            122.78%                                                             $   158,139,045

OTHER ASSETS AND LIABILITIES, NET               (22.78)                                                                 (29,342,655)
                                                ------                                                              ---------------

TOTAL NET ASSETS                                100.00%                                                             $   128,796,390
                                                ------                                                              ---------------

--------------------------------------------------------------------------------
<<    All or a portion of this security is on loan. (See Note 2)

+/-   Variable rate investments.

++ Securities that may be resold to "qualified institutional buyers" under rule 144A or securities offered pursuant to section 4(2) of the Securities Act of 1933, as amended.

(i)   Illiquid security.

+     Non-income earning securities.

@ Foreign bond principal is denominated in US dollars except as indicated parenthetically.

^     Zero coupon bond. Interest rate presented is yield to maturity.

#     Security pledged as collateral for futures transactions. (See Note 2)

^^ This security is currently in default with regards to scheduled interest or principal payment.

~ This Wells Fargo Advantage Fund invests cash balances that it retains for liquidity purposes in a Wells Fargo Advantage Money Market Fund. The fund does not pay an investment advisory fee for such investments.

+++   Security of an affiliate of the fund with a cost of $3,032,921.

* Cost for federal income tax purposes is $141,539,993 and net unrealized appreciation (depreciation) consists of:

      Gross unrealized appreciation                           $ 18,079,929
      Gross unrealized depreciation                             (1,480,877)
                                                              ------------
      Net unrealized appreciation (depreciation)              $ 16,599,052

The accompanying notes are an integral part of these financial statements.

22  Wells Fargo Advantage Balanced Fund

                         Statement of Assets and Liabilities--September 30, 2007


--------------------------------------------------------------------------------

ASSETS
   Investments
      In securities, at market value ...................................................   $ 124,974,368
      Collateral for securities loaned (Note 2) ........................................      30,131,756
      Investments in affiliates ........................................................       3,032,921
                                                                                           -------------
   Total investments at market value (see cost below) ..................................     158,139,045
                                                                                           -------------
   Receivable for Fund shares issued ...................................................           8,938
   Receivable for investments sold .....................................................       1,813,172
   Receivables for dividends and interest ..............................................         713,161
                                                                                           -------------
Total assets ...........................................................................     160,674,316
                                                                                           -------------
LIABILITIES
   Payable for daily variation margin on futures contracts .............................             891
   Payable for Fund shares redeemed ....................................................          64,558
   Payable for investments purchased ...................................................       1,477,516
   Payable to investment advisor and affiliates (Note 3) ...............................          56,008
   Payable for securities loaned (Note 2) ..............................................      30,131,756
   Accrued expenses and other liabilities ..............................................         147,197
                                                                                           -------------
Total liabilities ......................................................................      31,877,926
                                                                                           -------------
TOTAL NET ASSETS .......................................................................   $ 128,796,390
                                                                                           =============
NET ASSETS CONSIST OF
   Paid-in capital .....................................................................   $ 114,087,434
   Undistributed net investment income (loss) ..........................................          45,205
   Undistributed net realized gain (loss) on investments ...............................      (2,278,111)
   Net unrealized appreciation (depreciation) of investments, foreign currencies
     and translation of assets and liabilities denominated in foreign currencies .......      16,922,771
   Net unrealized appreciation (depreciation) of futures ...............................          19,091
                                                                                           -------------
TOTAL NET ASSETS .......................................................................   $ 128,796,390
                                                                                           =============
COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE 1
   Net assets - Investor Class .........................................................   $ 128,796,390
   Shares outstanding - Investor Class .................................................       5,751,279
   Net asset value and offering price per share - Investor Class .......................   $       22.39
                                                                                           -------------

Investments at cost ....................................................................   $ 141,216,274
                                                                                           -------------
Securities on loan, at market value (Note 2)............................................   $  29,516,460
                                                                                           -------------

--------------------------------------------------------------------------------
1     The Fund has an unlimited number of authorized shares.

The accompanying notes are an integral part of these financial statements.

Statement of Operations--For the Year Ended September 30, 2007

                                         Wells Fargo Advantage Balanced Fund  23


--------------------------------------------------------------------------------

INVESTMENT INCOME
   Dividends 1 .........................................................................   $   1,593,811
   Interest ............................................................................       2,643,029
   Income from affiliated securities ...................................................         133,335
   Securities lending income, net ......................................................          37,538
                                                                                           -------------
Total investment income ................................................................       4,407,713
                                                                                           -------------
EXPENSES
   Advisory fees .......................................................................         840,534
   Administration fees .................................................................         646,565
   Custody fees ........................................................................          25,863
   Shareholder servicing fees (Note 3) .................................................         323,282
   Accounting fees .....................................................................          28,460
   Professional fees ...................................................................          25,640
   Registration fees ...................................................................          27,707
   Shareholder reports .................................................................          94,101
   Trustees' fees ......................................................................           8,955
   Other fees and expenses .............................................................           7,302
                                                                                           -------------
Total expenses .........................................................................       2,028,409
                                                                                           -------------
LESS
   Waived fees and reimbursed expenses (Note 3) ........................................        (411,977)
   Net expenses ........................................................................       1,616,432
                                                                                           -------------
Net investment income (loss) ...........................................................       2,791,281
                                                                                           -------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

NET REALIZED GAIN (LOSS) FROM
   Securities, foreign currencies and foreign currency translation .....................       4,852,856
   Futures transactions ................................................................          12,351
                                                                                           -------------
Net realized gain (loss) from investments ..............................................       4,865,207
                                                                                           -------------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF
   Securities, foreign currencies and foreign currency translation .....................       5,796,671
   Futures transactions ................................................................          14,659
                                                                                           -------------
Net change in unrealized appreciation (depreciation) of investments ....................       5,811,330
                                                                                           -------------
Net realized and unrealized gain (loss) on investments .................................      10,676,537
                                                                                           -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ........................   $  13,467,818
                                                                                           =============

1  Net of foreign withholding taxes of .................................................   $       4,570

--------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

24  Wells Fargo Advantage Balanced Fund      Statements of Changes in Net Assets


                                                                                                For the               For the
                                                                                               Year Ended           Year Ended
                                                                                           September 30, 2007   September 30, 2006
----------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   Beginning Net Assets ................................................................      $ 132,366,630        $ 142,490,661

OPERATIONS
   Net investment income (loss) ........................................................          2,791,281            2,865,938
   Net realized gain (loss) on investments .............................................          4,865,207            1,794,285
   Net change in unrealized appreciation (depreciation) of investments .................          5,811,330            3,951,960
                                                                                              ----------------------------------
Net increase (decrease) in net assets resulting from operations ........................         13,467,818            8,612,183
                                                                                              ----------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM
   Net investment income
      Investor Class ...................................................................         (2,816,764)          (2,926,318)
                                                                                              ----------------------------------
Total distributions to shareholders ....................................................         (2,816,764)          (2,926,318)
                                                                                              ----------------------------------
CAPITAL SHARES TRANSACTIONS
   Proceeds from shares sold - Investor Class ..........................................          5,670,508            6,144,420
   Reinvestment of distributions - Investor Class ......................................          2,703,970            2,824,027
   Cost of shares redeemed - Investor Class ............................................        (22,595,772)         (24,778,343)
                                                                                              ----------------------------------
   Net increase (decrease) in net assets resulting from capital share
     transaction - Investor Class ......................................................        (14,221,294)         (15,809,896)
                                                                                              ----------------------------------
Net increase (decrease) in net assets resulting from capital share transaction -
     Total .............................................................................        (14,221,294)         (15,809,896)
                                                                                              ----------------------------------
NET INCREASE (DECREASE) IN NET ASSETS ..................................................         (3,570,240)         (10,124,031)
                                                                                              ==================================
ENDING NET ASSETS ......................................................................      $ 128,796,390        $ 132,366,630
                                                                                              ==================================
SHARES ISSUED AND REDEEMED
   Shares sold - Investor Class ........................................................            263,085              306,813
   Shares issued in reinvestment of distributions - Investor Class .....................            124,555              140,955
   Shares redeemed - Investor Class ....................................................         (1,049,495)          (1,237,326)
                                                                                              ----------------------------------
   Net increase (decrease) in shares outstanding - Investor Class ......................           (661,855)            (789,558)
                                                                                              ----------------------------------
Net increase (decrease) in shares outstanding resulting from capital share
   transactions ........................................................................           (661,855)            (789,558)
                                                                                              ----------------------------------

ENDING BALANCE OF UNDISTRIBUTED NET INVESTMENT INCOME (LOSS) ...........................      $      45,205        $      43,290
                                                                                              ==================================

--------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

                                          THIS PAGE IS INTENTIONALLY LEFT BLANK.

26  Wells Fargo Advantage Balanced Fund                     Financial Highlights


                                                        Beginning                    Net Realized    Distributions
                                                        Net Asset        Net        and Unrealized     from Net
                                                        Value Per    Investment       Gain (Loss)     Investment
                                                          Share     Income (Loss)   on Investments      Income
-------------------------------------------------------------------------------------------------------------------
BALANCED FUND
--------------------------------------------------------------------------------------------------------------------
Investor class
October 1, 2006 to September 30, 2007 ..............      $20.64         0.47             1.76           (0.48)
October 1, 2005 to September 30, 2006 ..............      $19.78         0.43             0.87           (0.44)
January 1, 2005 to September 30, 2005 3 ............      $19.63         0.24             0.15           (0.24)
January 1, 2004 to December 31, 2004 ...............      $18.62         0.25             1.02           (0.26)
January 1, 2003 to December 31, 2003 ...............      $16.06         0.19             2.58           (0.21)
January 1, 2002 to December 31, 2002 ...............      $18.84         0.40            (2.77)          (0.41)
January 1, 2001 to December 31, 2001 ...............      $21.83         0.58            (2.99)          (0.58)

--------------------------------------------------------------------------------

1 During each period, various fees and expenses were waived and reimbursed as indicated. The ratio of Gross Expenses to Average Net Assets reflects the expense ratio in the absence of any waivers and reimbursements
      (Note 3).

2 Total return calculations do not include any sales charges, and would have been lower had certain expenses not been waived or reimbursed during the periods shown. Returns for periods of less than one year are not annualized.

3     The Fund changed its fiscal year-end from December 31 to September 30.

The accompanying notes are an integral part of these financial statements.

Financial Highlights                     Wells Fargo Advantage Balanced Fund  27


                                                                         Ending       Ratio to Average Net Assets (Annualized) 1
                                                        Distributions   Net Asset   ------------------------------------------------
                                                          from Net      Value Per   Net Investment     Gross    Expenses     Net
                                                       Realized Gains     Share      Income (Loss)   Expenses    Waived    Expenses
------------------------------------------------------------------------------------------------------------------------------------
BALANCED FUND
------------------------------------------------------------------------------------------------------------------------------------
Investor class
October 1, 2006 to September 30, 2007 ..............        0.00          $22.39        2.15%          1.56%     (0.31)%     1.25%
October 1, 2005 to September 30, 2006 ..............        0.00          $20.64        2.12%          1.52%     (0.27)%     1.25%
January 1, 2005 to September 30, 2005 3 ............        0.00          $19.78        1.58%          1.45%     (0.17)%     1.28%
January 1, 2004 to December 31, 2004 ...............        0.00          $19.63        1.25%          1.31%     (0.04)%     1.27%
January 1, 2003 to December 31, 2003 ...............        0.00          $18.62        1.09%          1.31%     (0.05)%     1.26%
January 1, 2002 to December 31, 2002 ...............        0.00          $16.06        2.31%          1.30%     (0.01)%     1.29%
January 1, 2001 to December 31, 2001 ...............        0.00          $18.84        2.88%          1.19%      0.00%      1.19%

                                                                     Portfolio    Net Assets at
                                                         Total        Turnover    End of Period
                                                        Return 2       Rate      (000's omitted)
-------------------------------------------------------------------------------------------------
BALANCED FUND
-------------------------------------------------------------------------------------------------
Investor class
October 1, 2006 to September 30, 2007 ..............      10.88%         52%        $128,796
October 1, 2005 to September 30, 2006 ..............       6.64%         61%        $132,367
January 1, 2005 to September 30, 2005 3 ............       2.00%         87%        $142,491
January 1, 2004 to December 31, 2004 ...............       6.86%        148%        $154,974
January 1, 2003 to December 31, 2003 ...............      17.36%        205%        $208,955
January 1, 2002 to December 31, 2002 ...............     (12.65)%       226%        $218,015
January 1, 2001 to December 31, 2001 ...............     (11.03)%       234%        $300,022

28  Wells Fargo Advantage Balanced Fund            Notes to Financial Statements


1. ORGANIZATION

Wells Fargo Funds Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. The Trust commenced operations on November 8, 1999, and at September 30, 2007, was comprised of 114 separate series (each, a "Fund", collectively, the "Funds"). These financial statements present the Balanced Fund. The Fund is a diversified series of the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Trust, are in conformity with accounting principles generally accepted in the United States of America ("GAAP") for investment companies.

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Under the Trust's organizational documents, their officers and directors are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust's maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

SECURITY VALUATION

Investments in securities are valued each business day as of the close of regular trading on the New York Stock Exchange, which is usually 4:00 p.m. (Eastern Time). Securities, which are traded on a national or foreign securities exchange, are valued at the last reported sales price. Securities listed on The NASDAQ Stock Market, Inc. ("NASDAQ") are valued at the NASDAQ Official Closing Price ("NOCP"), and if no NOCP is available, then at the last reported sales price. If no sales price is shown on the NASDAQ, the bid price will be used. In the absence of any sale of such securities, and in the case of other securities, including U.S. Government obligations, but excluding debt securities maturing in 60 days or less, the price will be deemed "stale" and the valuations will be determined in accordance with the Funds' Fair Valuation Procedures.

Certain fixed income securities with maturities exceeding 60 days are valued by using a pricing service approved by the Trust's Board of Trustees. The service uses market prices as quoted by an independent pricing service or by dealers in these securities when, in the service's judgment, these prices are readily available and are representative of the securities' market values. For some securities listed on the NASDAQ, such prices are not readily available. These securities will generally be fair valued using methods which may include consideration of yields or prices of securities of comparable quality, coupon rate, maturity and type of issue, indications as to values from dealers in securities, trading characteristics, and general market conditions.

Debt securities maturing in 60 days or less generally are valued at amortized cost. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity, which approximates market value.

Investments which are not valued using any of the methods discussed above are valued at their fair value as determined by procedures established in good faith and approved by the Board of Trustees.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Securities transactions are recorded on a trade date basis. Realized gains or losses are reported on the basis of identified cost of securities delivered. Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily using the interest method.

Notes to Financial Statements            Wells Fargo Advantage Balanced Fund  29


Dividend income is recognized on the ex-dividend date, except for certain dividends from foreign securities, which are recorded as soon as the Fund is informed of the ex-dividend date. Dividend income from foreign securities is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

DISTRIBUTIONS TO SHAREHOLDERS

Net investment income, if any, is declared and distributed to shareholders quarterly. Distributions to shareholders from net realized capital gains, if any, are declared and distributed at least annually.

For federal income tax purposes, a Fund may designate as capital gains distributions the earnings and profits distributed to shareholders on the redemption of fund shares during the year.

Distributions are based on amounts calculated in accordance with the applicable federal income tax regulations, which may differ from GAAP. The timing and character of distributions made during the period from net investment income or net realized gains may also differ from their ultimate characterization for federal income tax purposes. To the extent that these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment. Temporary differences do not require reclassifications.

At September 30, 2007, as a result of permanent book-to-tax differences, the following reclassification adjustments were made on the Statement of Assets and
Liabilities:

--------------------------------------------------------------------------------
                      Undistributed Net    Undistributed Net
Fund                  Investment Income   Realized Gain (Loss)   Paid-In Capital
--------------------------------------------------------------------------------
Balanced Fund              $ 27,398            $ (27,398)              $ 0
--------------------------------------------------------------------------------

FEDERAL INCOME TAXES

Each Fund is treated as a separate entity for federal income tax purposes. It is the policy of each Fund of the Trust to continue to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code (the "Code"), and to make distributions of substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required at September 30, 2007.

At September 30, 2007, net capital loss carryforwards, which are available to offset future net realized capital gains, were:

--------------------------------------------------------------------------------
                                                                   Capital Loss
FUND                                           Expiration Year    Carryforwards
--------------------------------------------------------------------------------
Balanced Fund                                        2010          $ 1,935,302
--------------------------------------------------------------------------------

FUTURES CONTRACTS

The Fund may purchase futures contracts to gain exposure to market changes, which may be more efficient or cost effective than actually buying the securities. A futures contract is an agreement between parties to buy or sell a security at a set price on a future date. Upon entering into such a contract, a Fund is required to pledge to the broker an amount of cash, U.S. Government obligations or other high-quality debt securities equal to the minimum "initial margin" requirements of the exchange on which the futures contract is traded. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Pursuant to regulations and/or published positions of the Securities and Exchange Commission (the "SEC") for long futures positions, the Fund is required to segregate highly liquid securities as permitted by the SEC in connection with futures transactions in an amount generally equal to the value of the underlying contracts. Risks of entering into futures contracts include the possibility that there may be an illiquid market and that a change in the value of the contract may not correlate with changes in the value of the underlying securities. At September 30, 2007, the Fund held the following future contracts:

30  Wells Fargo Advantage Balanced Fund            Notes to Financial Statements


-----------------------------------------------------------------------------------------------
                                                                                 Net Unrealized
                                                                     Notional    Appreciation/
FUND               Contracts         Type        Expiration Date      Amount     (Depreciation)
-----------------------------------------------------------------------------------------------
BALANCED FUND       13 Long     US 2 Year Note    December 2007    $ 2,674,974      $ 16,636
-----------------------------------------------------------------------------------------------
                     3 Long    US 10 Year Note    December 2007        325,388         2,455
-----------------------------------------------------------------------------------------------

SECURITY LOANS

The Fund may loan securities in return for securities, irrevocable letters of credit or cash collateral, which is invested in various short-term fixed income securities. A Fund may receive compensation for lending securities in the form of fees or by retaining a portion of interest on the investment securities or cash received as collateral. A Fund also continues to receive interest or dividends on the securities loaned. Security loans are secured at all times by collateral. The collateral is equal to at least 102% of the market value of the securities loaned plus accrued interest when the transaction is entered into. The collateral supporting loans of domestic and foreign equity securities and corporate bonds are remarked daily while collateral supporting loans of U.S. Government securities are remarked back to 102% only if the given collateral falls below 100% of the market value of the securities loans plus any accrued interest. Gain or loss in the market price of the securities loaned that may occur during the term of the loan are reflected in the value of the Fund. The risks from securities lending are that the borrower may not provide additional collateral when required or return the securities when due or when called for by the Fund. Wells Fargo Bank, N.A., the Fund's custodian, acts as the securities lending agent for the Fund and receives for its services 25% of the revenues earned on the securities lending activities (reduced from 30% effective September 1, 2007) and incurs all expenses. The value of the securities on loan and the value of the related collateral at September 30, 2007, are shown on the Statement of Assets and Liabilities.

3. EXPENSES

ADVISORY FEES

The Trust has entered into an advisory contract with Wells Fargo Funds Management, LLC ("Funds Management"). Funds Management is responsible for implementing investment policies and guidelines and for supervising the subadviser, who is responsible for day-to-day portfolio management.

Pursuant to the contract, Funds Management is entitled to receive an advisory fee for its services as adviser. Funds Management may retain the services of certain investment subadvisers to provide daily portfolio management. The fees related to subadvisory services are borne directly by the adviser and do not increase the overall fees paid by a Fund to the adviser. Funds Management and the investment subadviser(s) are entitled to be paid a monthly fee at the following annual rates:

---------------------------------------------------------------------------------------------------------------
                                                Advisory                                           Subadvisory
                                               Fees (% of                                          Fees (% of
                           Average Daily     Average Daily                      Average Daily     Average Daily
FUND                        Net Assets        Net Assets)      Subadviser        Net Assets        Net Assets)
---------------------------------------------------------------------------------------------------------------
BALANCED FUND           First $500 million       0.650       Wells Capital   First $100 million       0.250
                         Next $500 million       0.600         Management     Next $100 million       0.200
                           Next $2 billion       0.550                        Over $200 million       0.150
                           Next $2 billion       0.525
                           Over $5 billion       0.500
---------------------------------------------------------------------------------------------------------------

ADMINISTRATION AND TRANSFER AGENT FEES

The Trust has entered into an Administration Agreement with Funds Management. Under this Agreement, for providing administrative services, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers, Funds Management is entitled to receive the following annual fees:

Notes to Financial Statements            Wells Fargo Advantage Balanced Fund  31


--------------------------------------------------------------------------------
                                                             Administration Fees
                                            Average Daily       (% of Average
Fund                                         Net Assets       Daily Net Assets)
--------------------------------------------------------------------------------
BALANCED FUND                             First $5 billion           0.50
                                           Next $5 billion           0.49
                                          Over $10 billion           0.48
--------------------------------------------------------------------------------

The Trust has entered into an agreement with Boston Financial Data Services ("BFDS") as the transfer agent for the Trust. BFDS is entitled to receive fees from the administrator for its services as transfer agent.

CUSTODY FEES

The Trust has entered into a contract with Wells Fargo Bank, N.A. ("WFB"), whereby WFB is responsible for providing custody services. Pursuant to the contract, WFB is entitled to a monthly fee for custody services at the following annual rates:

--------------------------------------------------------------------------------
                                                                  % of Average
Fund                                                            Daily Net Assets
--------------------------------------------------------------------------------
BALANCED FUND                                                         0.02
--------------------------------------------------------------------------------

SHAREHOLDER SERVICING FEES

The Trust has entered into contracts with one or more shareholder servicing agents, whereby each Fund is charged the following annual fees:

--------------------------------------------------------------------------------
                                                                  % of Average
SHARE CLASS                                                     Daily Net Assets
--------------------------------------------------------------------------------
BALANCED FUND                                                         0.25
--------------------------------------------------------------------------------

For the year ended September 30, 2007, shareholder servicing fees incurred were as follows:

--------------------------------------------------------------------------------
FUND                                                              Investor Class
--------------------------------------------------------------------------------
BALANCED FUND                                                       $ 323,282
--------------------------------------------------------------------------------

OTHER FEES

PFPC, Inc. ("PFPC") serves as fund accountant for the Trust and is entitled to receive an annual asset-based fee and an annual fixed fee from each Fund. PFPC is also entitled to be reimbursed for all out-of-pocket expenses reasonably incurred in providing these services.

Each Fund also bears its share of other fees and expenses incurred in the normal course of business, including but not limited to: professional fees, registration fees, shareholder reporting costs, and Trustees fees and expenses. The Trust compensates its Trustees for their services, plus travel and other expenses incurred in attending Board meetings.

WAIVED FEES AND REIMBURSED EXPENSES

Funds Management waived fees or reimbursed expenses proportionately, first from advisory fees, and then any remaining amount consecutively from administration, custody, and shareholder servicing fees collected, if any. Funds Management has contractually committed through January 31, 2009, to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Net operating expense ratio in effect for the year ended September 30, 2007, were as follows:

--------------------------------------------------------------------------------
                                                                   Net Operating
FUND                                                               Expense Ratio
--------------------------------------------------------------------------------
BALANCED FUND                                                          1.25%
--------------------------------------------------------------------------------

4. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, exclusive of short-term securities and U.S. government obligations (securities with maturities of one year or less at purchase date) for the year ended September 30, 2007, were as follows:

--------------------------------------------------------------------------------
Fund                                       Purchases at Cost      Sales Proceeds
--------------------------------------------------------------------------------
BALANCED FUND                                 $ 65,825,163        $ 73,961,888
--------------------------------------------------------------------------------

32  Wells Fargo Advantage Balanced Fund            Notes to Financial Statements


5. BANK BORROWINGS

Wells Fargo Funds Trust and Wells Fargo Variable Trust (excluding the money market funds) share in a revolving Credit Agreement with The Bank of New York, whereby the Funds are permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. The agreement permits borrowings of up to $150 million, collectively. Interest is charged to each Fund based on its borrowing at a rate equal to the Federal Funds Rate plus 0.40%. In addition, the Funds pay a quarterly commitment fee equal to 0.1% per annum of the credit line.

For the year ended September 30, 2007, there were no borrowings by the Balanced Fund under the agreement.

6. DISTRIBUTION TO SHAREHOLDERS

The tax character of distributions paid during the year ended September 30, 2007, and September 30, 2006, was as follows:

-------------------------------------------------------------------------------------------------------
                                                           Long-Term     Dividends Paid
                                        Ordinary Income   Capital Gain    on Redemption        Total
Fund                                          2007            2007              2007           2007
-------------------------------------------------------------------------------------------------------
Balanced Fund                             $ 2,816,764          $ 0              $ 0        $  2,816,764

-------------------------------------------------------------------------------------------------------
                                                            Long-Term    Dividends Paid
                                        Ordinary Income   Capital Gain    on Redemption        Total
Fund                                          2006            2006            2006             2006
-------------------------------------------------------------------------------------------------------
Balanced Fund                             $ 2,926,318          $ 0              $ 0        $  2,926,318
-------------------------------------------------------------------------------------------------------

As of September 30,2007, the components of distributable earnings on a tax basis are shown in the table below. The difference between book basis and tax basis appreciation is attributable primarily to the tax deferral of losses on wash sales.

-------------------------------------------------------------------------------------------------------
                                                            Unrealized
                        Undistributed     Undistributed    Appreciation    Capital Loss
Fund                   Ordinary Income   Long-Term Gain   (Depreciation)   Carryforward*       Total
-------------------------------------------------------------------------------------------------------
Balanced Fund              $ 45,206            $ 0         $ 16,599,052    $ (1,935,302)   $ 14,708,956
-------------------------------------------------------------------------------------------------------

* This amount includes the post-October loss, which will reverse on the first day of the following fiscal year.

7. LEGAL AND REGULATORY MATTERS

In 2004, the predecessor Strong Funds' investment adviser and affiliates (collectively, "Strong") entered into agreements with certain regulators, including the SEC and the New York Attorney General ("NYAG"), to settle market-timing investigations. In the settlements, Strong agreed to pay investor restoration and civil penalties. Although some portion of these payments is likely to be distributed to predecessor Strong Fund shareholders, no determination has yet been made as to the distribution of these amounts, and the successor funds are not expected to receive any portion of these payments. The NYAG settlement also imposed fee reductions across the predecessor Strong Fund complex (excluding money market funds and very short-term income funds) totaling at least $35 million by May 2009. Funds Management has agreed to honor these fee reductions for the benefit of shareholders across the successor funds. Although civil litigation against Strong and certain predecessor Strong Funds relating to these matters is continuing, neither the current adviser nor the successor funds is a party to any such suit.

8. NEW ACCOUNTING PRONOUNCEMENTS

In June 2006, the Financial Accounting Standards Board (FASB) issued FASB Interpretation No. 48 (FIN 48), "Accounting for Uncertainty in Income
Taxes. "This standard defines the threshold for recognizing the benefits of tax-return positions in the financial statements as "more-likely-than-not" to be sustained by the taxing authority and requires measurement of a tax position meeting the more-likely-than-not criterion, based on the largest benefit that is more than 50 percent likely to be realized. FIN 48 is effective as of the beginning of the first fiscal year beginning after December 15, 2006 (January 1, 2007 for calendar-year companies), with early application permitted if no interim financial statements have been issued. In December 2006, the SEC issued a letter allowing for an implementation delay for funds until the last NAV calculation in the first required reporting period for fiscal years beginning after December 15, 2006. At adoption, companies must adjust their financial statements to reflect only those tax positions that are more-likely-than-not to be sustained as of the adoption date. As of September 30, 2007, Funds Management does not believe the impact of the adoption of FIN 48 will be material to the financial statements.

Notes to Financial Statements            Wells Fargo Advantage Balanced Fund  33


In September 2006, the FASB issued Statement on Financial Accounting Standards ("SFAS") No. 157, "Fair Value Measurements."This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of September 30, 2007, Funds Management does not believe the adoption of SFAS No. 157 will impact the financial statement amounts, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.

34  Wells Fargo Advantage Balanced Fund

                         Report of Independent Registered Public Accounting Firm


BOARD OF TRUSTEES AND SHAREHOLDERS OF
WELLS FARGO FUNDS TRUST:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the Balanced Fund, (the "Fund"), one of the Funds constituting the Wells Fargo Funds Trust, as of September 30, 2007, and the related statement of operations for the year then ended, statements of changes in net assets for each of the years in the two year period then ended and the financial highlights for each of the years or periods in the four year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. The financial highlights for the years ended December 31, 2003, were audited by other auditors. Those auditors expressed an unqualified opinion on those financial highlights in their report dated February 3, 2004.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2007, by correspondence with custodian and brokers. As to securities purchased or sold but not yet received or delivered, we performed other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Balanced Fund of Wells Fargo Funds Trust as of September 30, 2007, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two year period then ended and the financial highlights for the periods indicated in the first paragraph above, in conformity with U.S. generally accepted accounting principles.

                                                  /s/ KPMG LLP

Philadelphia, Pennsylvania
November 21, 2007

Other Information                        Wells Fargo Advantage Balanced Fund  35


PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund(s) uses to determine how to vote proxies relating to portfolio securities and information regarding how to obtain the results of such voting during the most recent 12-month period ended June 30, is available without charge, upon request, by calling 1-800-222-8222, visiting our Web site at WWW.WELLSFARGO.COM/ADVANTAGEFUNDS, or visiting the SEC Web site at WWW.SEC.GOV.

Pursuant to Section 854(b)(2) of the Internal Revenue Code, the Fund listed below designates a percentage of its ordinary income dividends distributed during the year ended September 30, 2007, as qualifying for the corporate dividends-received deduction:

--------------------------------------------------------------------------------
                                                            Dividend-Received
                                                        Deduction (% of ordinary
Fund                                                        income dividends)
--------------------------------------------------------------------------------
BALANCED FUND                                                     55.60
--------------------------------------------------------------------------------

Pursuant to Section 1(h)(11) of the Internal Revenue Code, the Fund listed below designate the following amount(s) of their income dividends paid during the year ended September 30, 2007, as qualified dividend income (QDI):

--------------------------------------------------------------------------------
Fund                                                               QDI
--------------------------------------------------------------------------------
BALANCED FUND                                                 $  1,595,522
--------------------------------------------------------------------------------

Pursuant to Section 871(k)(1)(C) of the Code, the Fund(s) designate the following amount of their income dividends paid during the year ended September 30, 2007, as interest-related dividends:

--------------------------------------------------------------------------------
                                                            Interest-Related
Fund                                                            Dividends
--------------------------------------------------------------------------------
BALANCED FUND                                                 $  1,657,580
--------------------------------------------------------------------------------

36  Wells Fargo Advantage Balanced Fund                        Other Information


PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for each Fund are publicly available on the Funds' Web site (WWW.WELLSFARGO.COM/ADVANTAGEFUNDS) on a monthly, 30-day or more delayed basis. In addition, top ten holdings information for each Fund is publicly available on the Funds' Web site on a monthly, seven-day or more delayed basis. Each Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available without charge by visiting the SEC Web site at WWW.SEC.GOV. In addition, each Fund's Form N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

BOARD OF TRUSTEES

The following table provides basic information about the Board of Trustees (the "Trustees") of the Wells Fargo Funds Trust (the "Trust"). This table supplements, and should be read in conjunction with, the Prospectus and the Statement of Additional Information 1 of each Fund. Each of the Trustees listed below acts in identical capacities for each of the 149 funds comprising the Trust, Wells Fargo Variable Trust and Wells Fargo Master Trust (collectively the "Fund Complex"). All of the non-interested Trustees are also members of the Audit and Governance Committees of each Trust in the Fund Complex. The address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

NON-INTERESTED TRUSTEES

------------------------------------------------------------------------------------------------------------------------------------
                       Position Held and
Name and Age           Length of Service 2         Principal Occupations During Past Five Years                  Other Directorships
------------------------------------------------------------------------------------------------------------------------------------
Thomas S. Goho         Trustee, since 1987         Education Consultant to the Director of the Institute for     None
65                                                 Executive Education of the Babcock Graduate School of
                                                   Management of Wake Forest University. Prior thereto, the
                                                   Thomas Goho Chair of Finance of Wake Forest University,
                                                   Calloway School of Business and Accountancy, from 2006-2007 and Associate Professor of Finance from 1999-2005.
------------------------------------------------------------------------------------------------------------------------------------
Peter G. Gordon        Trustee, since 1998         Chairman, CEO and Co-Founder of Crystal Geyser Water          None
64                     (Chairman since 2005)       Company and President of Crystal Geyser Roxane Water
                       (Lead Trustee since 2001)   Company.
------------------------------------------------------------------------------------------------------------------------------------
Richard M. Leach       Trustee, since 1987         Retired. Prior thereto, President of Richard M. Leach         None
74                                                 Associates (a financial consulting firm).
------------------------------------------------------------------------------------------------------------------------------------
Olivia S. Mitchell     Trustee, since 2006         Professor of Insurance and Risk Management, Wharton School,   None
54                                                 University of Pennsylvania. Director of the Boettner Center
                                                   on Pensions and Retirement Research. Research Associate and
                                                   Board Member, Penn Aging Research Center. Research
                                                   Associate, National Bureau of Economic Research.
------------------------------------------------------------------------------------------------------------------------------------
Timothy J. Penny       Trustee, since 1996         Senior Counselor to the public relations firm of Himle-       None
55                                                 Horner and Senior Fellow at the Humphrey Institute,
                                                   Minneapolis, Minnesota (a public policy organization).
------------------------------------------------------------------------------------------------------------------------------------
Donald C. Willeke      Trustee, since 1996         Principal of the law firm of Willeke & Daniels.               None
67
------------------------------------------------------------------------------------------------------------------------------------

INTERESTED TRUSTEE 3

------------------------------------------------------------------------------------------------------------------------------------
                       Position Held and
Name and Age           Length of Service 2         Principal Occupations During Past Five Years                  Other Directorships
------------------------------------------------------------------------------------------------------------------------------------
J. Tucker Morse        Trustee, since 1987         Private Investor/Real Estate Developer. Prior thereto,        None
63                                                 Chairman of Whitepoint Capital, LLC until 2004.
------------------------------------------------------------------------------------------------------------------------------------

Other Information                        Wells Fargo Advantage Balanced Fund  37


OFFICERS

------------------------------------------------------------------------------------------------------------------------------------
                       Position Held and
Name and Age           Length of Service 2         Principal Occupations During Past Five Years                  Other Directorships
------------------------------------------------------------------------------------------------------------------------------------
Karla M. Rabusch       President, since 2003       Executive Vice President of Wells Fargo Bank, N.A. and        None
48                                                 President of Wells Fargo Funds Management, LLC since 2003.
                                                   Senior Vice President and Chief Administrative Officer of
                                                   Wells Fargo Funds Management, LLC from 2001 to 2003.
------------------------------------------------------------------------------------------------------------------------------------
C. David Messman       Secretary, since 2000;      Senior Vice President and Secretary of Wells Fargo Funds      None
47                     Chief Legal Counsel         Management, LLC since 2001. Vice President and Managing
                       since 2003                  Senior Counsel of Wells Fargo Bank, N.A. since 1996.
------------------------------------------------------------------------------------------------------------------------------------
Stephen W. Leonhardt   Treasurer, since 2007       Vice President and Manager of Fund Accounting, Reporting      None
48                                                 and Tax for Wells Fargo Funds Management, LLC since 2007.
                                                   From 2002 to 2004, Controller for Sungard Transaction
                                                   Networks. Chief Operating Officer for UMB Fund Services,
                                                   Inc. from 2004 to 2005. Director of Fund Administration
                                                   and SEC Reporting for TIAA-CREF from 2005 to 2007.
------------------------------------------------------------------------------------------------------------------------------------
Dorothy A. Peters      Chief Compliance Officer,   Head of Mutual Fund Compliance for Wells Fargo Bank and       None
45                     since 2004                  Wells  Fargo Funds Management, LLC from 1995 to 2002; Chief
                                                   Compliance Officer of Wells Fargo Funds Management, LLC
                                                   since 2004.
------------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1 The Statement of Additional Information includes additional information about the Funds' Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the Funds' Web site at WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

2 Length of service dates reflects a Trustee's commencement of service with the Trust's predecessor entities.

3 As of September 30, 2007, one of the seven Trustees is considered an "interested person" of the Trusts as defined in the Investment Company Act of 1940. The interested Trustee, J. Tucker Morse, is affiliated with a government securities dealer that is registered under the Securities Exchange Act of 1934, which is not itself affiliated with Wells Fargo Funds Management, LLC.

38  Wells Fargo Advantage Balanced Fund                    List of Abbreviations


The following is a list of common abbreviations for terms and entities which may have appeared in this report.

ABAG    -- Association of Bay Area Governments
ADR     -- American Depositary Receipt
AMBAC   -- American Municipal Bond Assurance Corporation
AMT     -- Alternative Minimum Tax
ARM     -- Adjustable Rate Mortgages
BART    -- Bay Area Rapid Transit
CDA     -- Community Development Authority
CDO     -- Collateralized Debt Obligation
CDSC    -- Contingent Deferred Sales Charge
CGIC    -- Capital Guaranty Insurance Company
CGY     -- Capital Guaranty Corporation
COP     -- Certificate of Participation
CP      -- Commercial Paper
CTF     -- Common Trust Fund
DW&P    -- Department of Water & Power
DWR     -- Department of Water Resources
ECFA    -- Educational & Cultural Facilities Authority
EDFA    -- Economic Development Finance Authority
ETET    -- Eagle Tax-Exempt Trust
FFCB    -- Federal Farm Credit Bank
FGIC    -- Financial Guaranty Insurance Corporation
FHA     -- Federal Housing Authority
FHAG    -- Federal Housing Agency
FHLB    -- Federal Home Loan Bank
FHLMC   -- Federal Home Loan Mortgage Corporation
FNMA    -- Federal National Mortgage Association
GDR     -- Global Depositary Receipt
GNMA    -- Government National Mortgage Association
GO      -- General Obligation
HCFR    -- Healthcare Facilities Revenue
HEFA    -- Health & Educational Facilities Authority
HEFAR   -- Higher Education Facilities Authority Revenue
HFA     -- Housing Finance Authority
HFFA    -- Health Facilities Financing Authority
IDA     -- Industrial Development Authority
IDAG    -- Industrial Development Agency
IDR     -- Industrial Development Revenue
LIBOR   -- London Interbank Offered Rate
LLC     -- Limited Liability Corporation
LOC     -- Letter of Credit
LP      -- Limited Partnership
MBIA    -- Municipal Bond Insurance Association
MFHR    -- Multi-Family Housing Revenue
MTN     -- Medium Term Note
MUD     -- Municipal Utility District
PCFA    -- Pollution Control Finance Authority
PCR     -- Pollution Control Revenue
PFA     -- Public Finance Authority
PFFA    -- Public Facilities Financing Authority
plc     -- Public Limited Company
PSFG    -- Public School Fund Guaranty
R&D     -- Research & Development
RDA     -- Redevelopment Authority
RDFA    -- Redevelopment Finance Authority
REITS   -- Real Estate Investment Trusts
SFHR    -- Single Family Housing Revenue
SFMR    -- Single Family Mortgage Revenue
SLMA    -- Student Loan Marketing Association
TBA     -- To Be Announced
TRAN    -- Tax Revenue Anticipation Notes
USD     -- Unified School District
XLCA    -- XL Capital Assurance

        ----------------
[LOGO]  WELLS  ADVANTAGE
        FARGO  FUNDS
        ----------------

More information about WELLS FARGO ADVANTAGE FUNDS is available free upon request. To obtain literature, please write, e-mail, visit the Funds' Web site, or call:

WELLS FARGO ADVANTAGE FUNDS
P.O. Box 8266
Boston, MA 02266-8266
E-mail: wfaf@wellsfargo.com

Web site: www.wellsfargo.com/advantagefunds
Individual Investors: 1-800-222-8222
Retail Investment Professionals: 1-888-877-9275
Institutional Investment Professionals: 1-866-765-0778

THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL INFORMATION OF THE SHAREHOLDERS OF WELLS FARGO ADVANTAGE FUNDS. IF THIS REPORT IS USED FOR PROMOTIONAL PURPOSES, DISTRIBUTION OF THE REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENT PROSPECTUS. FOR A PROSPECTUS CONTAINING MORE COMPLETE INFORMATION, INCLUDING CHARGES AND EXPENSES, CALL 1-800-222-8222 OR VISIT THE FUNDS' WEB SITE AT WWW.WELLSFARGO.COM/ADVANTAGEFUNDS. PLEASE CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES, AND EXPENSES OF THE INVESTMENT CAREFULLY BEFORE INVESTING. THIS AND OTHER INFORMATION ABOUT WELLS FARGO ADVANTAGE FUNDS CAN BE FOUND IN THE CURRENT PROSPECTUS. READ THE PROSPECTUS CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

"Dow Jones" and "Dow Jones Target Date Indexes" are service marks of Dow Jones & Company, Inc. and have been licensed for use for certain purposes by Global Index Advisors, Inc. and Wells Fargo Funds Management, LLC. The Dow Jones Target Date Indexes are based in part on the Lehman Brothers Bond Indexes, which are published by Lehman Brothers Inc. The WELLS FARGO ADVANTAGE DOW JONES TARGET DATE FUNDS, based on the Dow Jones Target Date Indexes, are not sponsored, endorsed, sold or promoted by Dow Jones or Lehman Brothers, and neither Dow Jones nor Lehman Brothers makes any representation regarding the advisability of investing in such product(s) and/or about the quality, accuracy and/or completeness of the Dow Jones Target Date Indexes or the Lehman Brothers Bond Indexes. IN NO EVENT SHALL DOW JONES, LEHMAN BROTHERS OR ANY OF THEIR LICENSORS HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for WELLS FARGO ADVANTAGE FUNDS. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by WELLS FARGO FUNDS DISTRIBUTOR, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

             -----------------------------------------------------
             NOT FDIC INSURED o NO BANK GUARANTEE o MAY LOSE VALUE
             -----------------------------------------------------

--------------------------------------------------------------------------------
(C) 2007 Wells Fargo     www.wellsfargo.com/advantagefunds          107233 11-07
Funds Management, LLC.                                        AAFNLD/AR109 10-07
All rights reserved.

                                                            ----------------
                                                    [LOGO]  WELLS  ADVANTAGE
                                                            FARGO  FUNDS
                                                            ----------------

--------------------------------------------------------------------------------

[GRAPHIC OMITTED]      Annual Report
                       September 30, 2007

--------------------------------------------------------------------------------

WELLS FARGO ADVANTAGE EQUITY GATEWAY FUNDS

                      o     Wells Fargo Advantage C&B Large Cap Value Fund

                      o     Wells Fargo Advantage Diversified Equity Fund

                      o     Wells Fargo Advantage Diversified Small Cap Fund

                      o     Wells Fargo Advantage Emerging Growth Fund

                      o     Wells Fargo Advantage Equity Income Fund

                      o     Wells Fargo Advantage Equity Value Fund

                      o     Wells Fargo Advantage Growth Equity Fund

                      o     Wells Fargo Advantage International Value Fund

                      o     Wells Fargo Advantage Large Cap Appreciation Fund

                      o     Wells Fargo Advantage Large Company Growth Fund

                      o     Wells Fargo Advantage Small Company Growth Fund

                      o     Wells Fargo Advantage Small Company Value Fund

                      o     Wells Fargo Advantage Strategic Small Cap Value Fund

WANT TO RECEIVE YOUR ANNUAL AND SEMI-ANNUAL REPORTS FASTER?

Sign up for eDelivery at www.wellsfargo.com/advantagefunds, Keyword: eDocs.

Contents
--------------------------------------------------------------------------------

LETTER TO SHAREHOLDERS ....................................................    2

PERFORMANCE HIGHLIGHTS
C&B Large Cap Value Fund ..................................................    4
Diversified Equity Fund ...................................................    8
Diversified Small Cap Fund ................................................   12
Emerging Growth Fund ......................................................   16
Equity Income Fund ........................................................   20
Equity Value Fund .........................................................   26
Growth Equity Fund ........................................................   30
International Value Fund ..................................................   34
Large Cap Appreciation Fund ...............................................   40
Large Company Growth Fund .................................................   44
Small Company Growth Fund .................................................   48
Small Company Value Fund ..................................................   52
Strategic Small Cap Value Fund ............................................   56

FUND EXPENSES .............................................................   60

PORTFOLIO OF INVESTMENTS
C&B Large Cap Value Fund ..................................................   65
Diversified Equity Fund ...................................................   65
Diversified Small Cap Fund ................................................   66
Emerging Growth Fund ......................................................   66
Equity Income Fund ........................................................   66
Equity Value Fund .........................................................   67
Growth Equity Fund ........................................................   67
International Value Fund ..................................................   67
Large Cap Appreciation Fund ...............................................   68
Large Company Growth Fund .................................................   68
Small Company Growth Fund .................................................   68
Small Company Value Fund ..................................................   69
Strategic Small Cap Value Fund ............................................   69

FINANCIAL STATEMENTS

Statements of Assets and Liabilities ......................................   70
Statements of Operations ..................................................   74
Statements of Changes in Net Assets .......................................   78
Financial Highlights ......................................................   92

NOTES TO FINANCIAL STATEMENTS .............................................  104

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM ...................  113

MASTER PORTFOLIOS

PORTFOLIO OF INVESTMENTS
C&B Large Cap Value Portfolio .............................................  115
Disciplined Growth Portfolio ..............................................  120
Emerging Growth Portfolio .................................................  125
Equity Income Portfolio ...................................................  131
Equity Value Portfolio ....................................................  137
Index Portfolio ...........................................................  143
International Core Portfolio ..............................................  159
International Growth Portfolio ............................................  163
International Index Portfolio .............................................  167
International Value Portfolio .............................................  190
Large Cap Appreciation Portfolio ..........................................  195
Large Company Growth Portfolio ............................................  201
Small Cap Index Portfolio .................................................  206
Small Company Growth Portfolio ............................................  224
Small Company Value Portfolio .............................................  231
Strategic Small Cap Value Portfolio .......................................  238

FINANCIAL STATEMENTS
Statements of Assets and Liabilities ......................................  250

Statements of Operations ..................................................  254
Statements of Changes in Net Assets .......................................  258
Financial Highlights ......................................................  266

NOTES TO FINANCIAL STATEMENTS .............................................  268

REPORT OF INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM ....................................................  275

OTHER INFORMATION .........................................................  276

LIST OF ABBREVIATIONS .....................................................  278

--------------------------------------------------------------------------------
The views expressed are as of September 30, 2007, and are those of the Fund managers. The views are subject to change at any time in response to changing circumstances in the market and are not intended to predict or guarantee the future performance of any individual security, market sector or the markets generally, or the WELLS FARGO ADVANTAGE EQUITY GATEWAY FUNDS.

              -----------------------------------------------------
              NOT FDIC INSURED o NO BANK GUARANTEE o MAY LOSE VALUE
              -----------------------------------------------------

[GRAPHIC OMITTED]

WELLS FARGO INVESTMENT HISTORY

1971  INTRODUCED ONE OF THE FIRST INSTITUTIONAL INDEX FUNDS.

1978 ONE OF THE FIRST FIRMS TO APPLY ASSET ALLOCATION THEORY TO INVESTMENT PORTFOLIO MANAGEMENT.

1985 ONE OF THE FIRST FIRMS TO CREATE A THREE-WAY ASSET ALLOCATION FUND THAT "TILTS" INVESTMENTS TOWARD PORTIONS OF THE MARKET THAT OUR PROPRIETARY MODELS INDICATE WILL PERFORM BETTER.

1994 INTRODUCED TARGET DATE FUNDS THAT AUTOMATICALLY REALLOCATE THE ASSET MIX OVER SPECIFIC TIME HORIZONS.

1997 WELLS FARGO LAUNCHED THE WEALTHBUILDER PORTFOLIOS, A UNIQUE "FUND OF FUNDS" THAT USES FLEXIBLE ASSET ALLOCATION STRATEGIES TO SHIFT ASSETS.

1999 REORGANIZED THE NORWEST ADVANTAGE FUNDS(R) AND STAGECOACH FUNDS(R) INTO THE WELLS FARGO FUNDS(R).

2003 EXPANDED FIXED-INCOME, SMALL CAP, AND EMERGING MARKETS LINEUP FROM MONTGOMERY ASSET MANAGEMENT, LLC.

2004 ADDED ADDITIONAL LARGE CAP AND MID CAP FUNDS TO THE LINEUP BY ADOPTING THE COOKE & BIELER VALUE FUNDS.

2005 WELLS FARGO FUNDS MERGED WITH STRONG FUNDS TO BECOME WELLS FARGO ADVANTAGE FUNDS, FORMING A FUND FAMILY OF OVER 120 FUNDS AND PLACING IT AMONG THE TOP 20 MUTUAL FUND FAMILIES IN THE UNITED STATES.

2006 ENHANCED AND RENAMED THE WELLS FARGO ADVANTAGE OUTLOOK FUNDSSM TO THE WELLS FARGO ADVANTAGE DOW JONES TARGET DATE FUNDSSM, WHICH SEEK TO REPLICATE RETURNS OF THE APPROPRIATE DOW JONES TARGET DATE INDEXES, THE FIRST LIFE CYCLE INDEXES IN THE INVESTMENT INDUSTRY.

WELLS FARGO ADVANTAGE FUNDS(R)

Integrity. Expertise. Solutions.
--------------------------------------------------------------------------------

GUIDED BY A DISTINGUISHED HERITAGE. Since 1852 Wells Fargo has distinguished itself by safely delivering people and their valuables to distant destinations. To meet the needs of a vibrant, expanding nation, the company successfully forged partnerships with local specialists who knew the terrain.

Although much has changed since then, WELLS FARGO ADVANTAGE FUNDS continues to put the same time and effort into selecting independent portfolio management teams who oversee our Funds. It's our way of maintaining this early commitment to integrity and expertise and to providing solutions that help you reach your destination.

INDEPENDENT THINKING. With a primary focus on delivering long-term performance and risk management, our approach offers investors access to the strategic thinking of independent investment teams from 15 different management firms. While each of our teams concentrates on a specific strategy, collectively they provide in-depth knowledge and insight across distinct investment styles.

TIME-TESTED APPROACH. Our teams are chosen for their expertise in particular investment styles and for their consistent, repeatable processes. All remain independent and free to concentrate solely on managing money and producing results. Our strict adherence to this approach provides a consistent focus on long-term results and allows investors to tap into the expertise of leading institutional investment managers to create fully diversified portfolios.

SOLUTIONS FOR EVERY STAGE. WELLS FARGO ADVANTAGE FUNDS provides investors with strategic investment solutions that help navigate the complex and ever-changing investment landscape. Our diverse family of mutual funds includes more than 120 Funds that cover a broad spectrum of investment styles and asset classes, and each Fund has its own disciplined approach to investing.

NOT PART OF THE ANNUAL REPORT.

WELLS FARGO ADVANTAGE FUNDS OFFERS MORE THAN 120 MUTUAL FUNDS ACROSS A WIDE RANGE OF ASSET CLASSES, REPRESENTING OVER $143 BILLION IN ASSETS UNDER MANAGEMENT, AS OF SEPTEMBER 30, 2007.

EQUITY FUNDS
-----------------------------------------------------------------------------------------------------------------------------------
Asia Pacific Fund                        Equity Index Fund                                 Opportunity Fund
C&B Large Cap Value Fund                 Equity Value Fund                                 Overseas Fund
C&B Mid Cap Value Fund                   Growth and Income Fund                            Small Cap Disciplined Fund
Capital Growth Fund                      Growth Fund                                       Small Cap Growth Fund
Common Stock Fund                        Growth Equity Fund                                Small Cap Opportunities Fund
Discovery Fund                           Index Fund                                        Small Cap Value Fund
Diversified Equity Fund                  International Core Fund                           Small Company Growth Fund
Diversified Small Cap Fund               International Equity Fund                         Small Company Value Fund
Dividend Income Fund                     International Value Fund                          Small/Mid Cap Value Fund
Emerging Growth Fund                     Large Cap Appreciation Fund                       Specialized Financial Services Fund
Emerging Markets Focus Fund              Large Cap Growth Fund                             Specialized Health Sciences Fund
Endeavor Large Cap Fund                  Large Company Core Fund                           Specialized Technology Fund
Endeavor Select Fund                     Large Company Growth Fund                         Strategic Small Cap Value Fund
Enterprise Fund                          Mid Cap Disciplined Fund                          U.S. Value Fund
Equity Income Fund                       Mid Cap Growth Fund                               Value Fund

BOND FUNDS
-----------------------------------------------------------------------------------------------------------------------------------
California Limited-Term Tax-Free Fund    Intermediate Government Income Fund 1             Short-Term Municipal Bond Fund
California Tax-Free Fund                 Intermediate Tax-Free Fund                        Stable Income Fund
Colorado Tax-Free Fund                   Minnesota Tax-Free Fund                           Strategic Income Fund
Corporate Bond Fund                      Municipal Bond Fund                               Total Return Bond Fund
Diversified Bond Fund                    National Limited-Term Tax-Free Fund               Ultra Short-Term Income Fund
Government Securities Fund 1             National Tax-Free Fund                            Ultra Short-Term Municipal Income Fund
High Income Fund                         Nebraska Tax-Free Fund                            Ultra-Short Duration Bond Fund
High Yield Bond Fund                     Short Duration Government Bond Fund 1             Wisconsin Tax-Free Fund
Income Plus Fund                         Short-Term Bond Fund
Inflation-Protected Bond Fund            Short-Term High Yield Bond Fund

ASSET ALLOCATION FUNDS
-----------------------------------------------------------------------------------------------------------------------------------
Aggressive Allocation Fund               WealthBuilder Conservative Allocation Portfolio   Target 2020 Fund 2
Asset Allocation Fund                    WealthBuilder Equity Portfolio                    Target 2025 Fund 2
Balanced Fund                            WealthBuilder Growth Allocation Portfolio         Target 2030 Fund 2
Conservative Allocation Fund             WealthBuilder Growth Balanced Portfolio           Target 2035 Fund 2
Growth Balanced Fund                     WealthBuilder Moderate Balanced Portfolio         Target 2040 Fund 2
Moderate Balanced Fund                   WealthBuilder Tactical Equity Portfolio           Target 2045 Fund 2
Life Stage-Aggressive Portfolio          Target Today Fund 2                               Target 2050 Fund 2
Life Stage-Conservative Portfolio        Target 2010 Fund 2
Life Stage-Moderate Portfolio            Target 2015 Fund 2

MONEY MARKET FUNDS
-----------------------------------------------------------------------------------------------------------------------------------
100% Treasury Money Market Fund1         Liquidity Reserve Money Market Fund               National Tax-Free Money Market Trust
California Tax-Free Money Market Fund    Minnesota Money Market Fund                       Overland Express Sweep Fund
California Tax-Free Money Market Trust   Money Market Fund                                 Prime Investment Money Market Fund
Cash Investment Money Market Fund        Money Market Trust                                Treasury Plus Money Market Fund 1
Government Money Market Fund 1           Municipal Money Market Fund
Heritage Money Market Fund               National Tax-Free Money Market Fund

VARIABLE TRUST FUNDS 3
-----------------------------------------------------------------------------------------------------------------------------------
VT Asset Allocation Fund                 VT International Core Fund                        VT Opportunity Fund
VT C&B Large Cap Value Fund              VT Large Company Core Fund                        VT Small Cap Growth Fund
VT Discovery Fund                        VT Large Company Growth Fund                      VT Small/Mid Cap Value Fund
VT Equity Income Fund                    VT Money Market Fund                              VT Total Return Bond Fund

AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE WELLS FARGO ADVANTAGE MONEY MARKET FUNDS SEEK TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN A MONEY MARKET FUND.

--------------------------------------------------------------------------------
1 The U.S. Government guarantee applies to certain of the underlying securities and NOT to shares of the Fund.

2 The full name of this Fund series is the Wells Fargo Advantage Dow Jones Target Date Funds(SM).

3 The Variable Trust Funds are generally available only through insurance company variable contracts.

NOT PART OF THE ANNUAL REPORT.

2 Wells Fargo Equity Gateway Funds                        Letter to Shareholders


[PHOTO OMITTED]

---------------------------
KARLA M. RABUSCH,
President
WELLS FARGO ADVANTAGE FUNDS
---------------------------

--------------------------------------------------------------------------------
THIS STABILIZATION OF INTEREST RATES COMBINED WITH REAL GROSS DOMESTIC PRODUCT GROWTH THAT AVERAGED BETWEEN 2% AND 3% DURING THE 12-MONTH PERIOD PROVIDED A POSITIVE ENVIRONMENT FOR STOCKS.
--------------------------------------------------------------------------------

Dear Valued Shareholder,

You may have noticed that your annual report for the 12-month period that ended September 30, 2007, has a new look. We would like to call your attention to a few enhancements. First, we have redesigned your annual shareholder report so that Fund performance is at the beginning of the section for each Fund. Second, we have allocated more space for our letter to you and for the portfolio manager discussions of the Funds in each report. Third, you may want to look for "Fund Highlights"at the beginning of each commentary on the page following the Fund's performance. Our goal is to offer you a high-level overview of how the Fund performed followed by a discussion of the details that affected Fund performance, changes made to the Fund, and the portfolio manager's outlook for the Fund. We will continue to provide you with a general overview of the economy and the asset classes that are represented in each report. We hope that you find these improvements helpful and informative.

WEAKENING HOUSING MARKET CAPTURED THE ATTENTION OF ECONOMISTS AND INVESTORS DURING THE PERIOD.

Sales of new, single-family residences dropped dramatically during the period, and inventory as of August 31, 2007, represented an 8.2-month supply of new, unsold homes. Perhaps the second most talked-about economic event was the growing realization that the subprime mortgage market was beginning to negatively impact the financial and housing sectors of the market.

In response, banks began to tighten their lending practices during the summer and the Fed cut the bank discount lending rate by 50 basis points, to 5.75%, in mid-August 2007. The bank discount lending rate is what a central bank charges for loans to member banks. Then in September 2007, the Fed took another step toward easing the flow of money available for lending and lowered the federal funds rate by 50 basis points, to 4.75%. This stabilization of interest rates combined with real Gross Domestic Product growth that averaged between 2% and 3% during the 12-month period provided a positive environment for stocks.

For the entire 12-month period, mid cap stocks were the best performers, followed by small cap stocks and then large cap stocks. In terms of leadership rotation, small cap stocks dominated early in the period, then mid cap stocks took the lead, and finally large cap stocks were ahead by the end of the 12-month period. During this rotation, uncertainty and volatility continued.

In global markets, equity growth was brisk in spite of occasional market corrections. The currency strength of the euro and the British pound against the U.S. dollar contributed to the United States having a surge in exports. In the credit markets, Europe and Britain experienced some of the same concerns over liquidity as the U.S. credit markets, which resulted in tighter lending practices overseas. Nevertheless, there has been little evidence of slowing in the European or Asian economies.

LIQUIDITY WAS THE MAIN CONCERN IN THE FIXED-INCOME ARENA, BOTH HERE AND ABROAD.

Liquidity in the fixed-income markets evaporated during the summer, causing a global credit crunch that widened spreads and rallied the U.S. Treasury yield curve. Defaults in subprime mortgages were mostly to blame, because the global financial system seemed

Letter to Shareholders                        Wells Fargo Equity Gateway Funds 3


to collectively discover that these debt obligations were held in many different types of structured debt products and that expected cash flows were not likely to come in as promised. As a result, credit and structured product spreads widened dramatically as investors fled unknown risk and sought the safety of U.S. Treasuries. At the same time, banks became cautious about lending money to one another and to businesses and consumers.

Surprisingly, investment-grade bonds did not suffer much during the recent months of the credit crunch. Corporate issues, asset-backed securities, and mortgage-backed securities each generated positive combined returns for July, August, and September, even as spreads widened in those sectors. High-yield corporate bonds did not fare as well as their investment-grade counterparts. Lower credit tiers had been the best performers during the months leading into the credit crunch, but that trend reversed very convincingly in June and July.

At the close of this 12-month period, investors were uncertain whether the credit crunch would persist for the upcoming months. Some indications suggested that liquidity was returning to the credit markets and that the Fed's monetary policy accommodation was having its intended effect. Certainly subprime distress will continue to challenge the credit markets, but to what degree remains unknown.

THE UNCERTAINTY OF FUTURE FED ACTION COMBINED WITH OTHER MARKET FORCES SUPPORTS OUR BELIEF THAT SUCCESSFUL INVESTING INCLUDES A BALANCED APPROACH OF OWNING A DIVERSIFIED PORTFOLIO WHILE KEEPING A LONG-TERM PERSPECTIVE.

While diversification may not prevent losses in a downturn, it may help to reduce them and provide you with one way of managing risk. Our diverse family of mutual funds may also help. We offer more than 120 Funds that cover a broad spectrum of investment styles and asset classes. Each Fund is managed according to a disciplined approach to investing that features the strategic thinking of portfolio managers chosen for their in-depth knowledge and methodology. We believe that our insistence on seeking investment teams who share our dedication to pursuing consistent long-term results offers you a way to navigate changing market conditions and move forward with your financial planning.

Thank you for choosing WELLS FARGO ADVANTAGE FUNDS. We appreciate your confidence in us. Through each market cycle, we are committed to helping you meet your financial needs. If you have any questions about your investment, please contact your investment professional or call us at 1-800-222-8222. You may also want to visit our Web site at WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

Sincerely,

/s/ Karla M. Rabusch

Karla M. Rabusch
President
WELLS FARGO ADVANTAGE FUNDS

--------------------------------------------------------------------------------
HIGH-YIELD CORPORATE BONDS DID NOT FARE AS WELL AS THEIR INVESTMENT-GRADE COUNTERPARTS. LOWER CREDIT TIERS HAD BEEN THE BEST PERFORMERS DURING THE MONTHS LEADING INTO THE CREDIT CRUNCH, BUT THAT TREND REVERSED VERY CONVINCINGLY IN JUNE AND JULY.
--------------------------------------------------------------------------------

4 Wells Fargo Equity Gateway Funds                        Performance Highlights


WELLS FARGO ADVANTAGE C&B LARGE CAP VALUE FUND
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE

The WELLS FARGO ADVANTAGE C&B LARGE CAP VALUE FUND (the Fund) seeks maximum long-term total return (current income and capital appreciation), consistent with minimizing risk to principal.

INVESTMENT ADVISER

Wells Fargo Funds Management, LLC

SUBADVISER

Cooke & Bieler, L.P.

PORTFOLIO MANAGERS

Kermit S. Eck, CFA
Daren C. Heitman, CFA
Michael M. Meyer, CFA
James R. Norris
Edward W. O'Connor, CFA
R. James O'Neil, CFA
Mehul Trivedi, CFA

FUND INCEPTION

May 15, 1990

PERFORMANCE SUMMARY
12-MONTH TOTAL RETURN AS OF SEPTEMBER 30, 2007
(EXCLUDING SALES CHARGES)

--------------------------------------------------------------------------------
C&B LARGE CAP VALUE FUND                                                 1 YEAR
--------------------------------------------------------------------------------
Class A                                                                   11.20%
--------------------------------------------------------------------------------
BENCHMARK
   Russell 1000 Value Index 1                                             14.45%
--------------------------------------------------------------------------------

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTIONS OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE SHOWN WITHOUT SALES CHARGES WOULD BE LOWER IF SALES CHARGES WERE REFLECTED. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE ON THE FUNDS' WEB SITE AT WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

FOR CLASS A SHARES, THE MAXIMUM FRONT-END SALES CHARGE IS 5.75%. PERFORMANCE INCLUDING SALES CHARGE ASSUMES THE SALES CHARGE FOR THE CORRESPONDING TIME PERIOD. NET AND GROSS EXPENSE RATIOS FOR CLASS A SHARES ARE 1.20% AND 1.40%. THE INVESTMENT ADVISER HAS CONTRACTUALLY COMMITTED THROUGH JANUARY 31, 2009, TO WAIVE FEES AND/OR REIMBURSE EXPENSES TO THE EXTENT NECESSARY TO MAINTAIN THIS NET OPERATING EXPENSE RATIO. WITHOUT THESE REDUCTIONS, THE FUND'S RETURNS WOULD HAVE BEEN LOWER.

--------------------------------------------------------------------------------
GROWTH OF $10,000 INVESTMENTS 2
(AS OF SEPTEMBER 30, 2007)
--------------------------------------------------------------------------------

[THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                                     WELLS FARGO ADVANTAGE
             WELLS FARGO ADVANTAGE    C&B LARGE CAP VALUE
              C&B LARGE CAP VALUE     Fund - Institutional   Russell 1000
   DATE         Fund - Class A               Class            Value Index

 9/30/1997          $ 9,423                 $10,000             $10,000
10/31/1997          $ 9,044                 $ 9,598             $ 9,721
11/30/1997          $ 9,255                 $ 9,822             $10,151
12/31/1997          $ 9,334                 $ 9,906             $10,447
 1/31/1998          $ 9,250                 $ 9,816             $10,299
 2/28/1998          $10,058                 $10,674             $10,992
 3/31/1998          $10,452                 $11,092             $11,665
 4/30/1998          $10,381                 $11,017             $11,743
 5/31/1998          $10,156                 $10,778             $11,569
 6/30/1998          $10,071                 $10,688             $11,717
 7/31/1998          $ 9,576                 $10,163             $11,511
 8/31/1998          $ 8,191                 $ 8,693             $ 9,798
 9/30/1998          $ 8,678                 $ 9,210             $10,360
10/31/1998          $ 9,637                 $10,227             $11,163
11/30/1998          $ 9,928                 $10,536             $11,683
12/31/1998          $10,085                 $10,702             $12,081
 1/31/1999          $ 9,693                 $10,287             $12,177
 2/28/1999          $ 9,795                 $10,395             $12,006
 3/31/1999          $10,110                 $10,729             $12,254
 4/30/1999          $10,999                 $11,673             $13,399
 5/31/1999          $10,879                 $11,546             $13,251
 6/30/1999          $11,273                 $11,963             $13,636
 7/31/1999          $11,076                 $11,754             $13,236
 8/31/1999          $10,656                 $11,308             $12,745
 9/30/1999          $10,304                 $10,935             $12,300
10/31/1999          $10,382                 $11,018             $13,009
11/30/1999          $10,347                 $10,981             $12,907
12/31/1999          $10,293                 $10,923             $12,969
 1/31/2000          $ 9,926                 $10,534             $12,546
 2/29/2000          $ 9,324                 $ 9,895             $11,614
 3/31/2000          $10,486                 $11,128             $13,031
 4/30/2000          $10,604                 $11,253             $12,880
 5/31/2000          $11,051                 $11,728             $13,015
 6/30/2000          $10,520                 $11,164             $12,420
 7/31/2000          $10,625                 $11,276             $12,576
 8/31/2000          $11,192                 $11,878             $13,275
 9/30/2000          $11,340                 $12,035             $13,397
10/31/2000          $11,512                 $12,217             $13,727
11/30/2000          $11,499                 $12,203             $13,217
12/31/2000          $12,298                 $13,051             $13,880
 1/31/2001          $12,533                 $13,300             $13,932
 2/28/2001          $12,365                 $13,123             $13,545
 3/31/2001          $12,044                 $12,781             $13,067
 4/30/2001          $12,329                 $13,084             $13,707
 5/31/2001          $12,884                 $13,673             $14,016
 6/30/2001          $12,459                 $13,222             $13,704
 7/31/2001          $12,712                 $13,490             $13,676
 8/31/2001          $12,678                 $13,455             $13,127
 9/30/2001          $11,963                 $12,696             $12,203
10/31/2001          $12,031                 $12,767             $12,098
11/30/2001          $12,773                 $13,555             $12,801
12/31/2001          $13,109                 $13,912             $13,103
 1/31/2002          $13,091                 $13,893             $13,002
 2/28/2002          $13,354                 $14,172             $13,023
 3/31/2002          $14,021                 $14,880             $13,639
 4/30/2002          $13,916                 $14,768             $13,171
 5/31/2002          $14,073                 $14,935             $13,237
 6/30/2002          $13,200                 $14,008             $12,477
 7/31/2002          $12,164                 $12,909             $11,317
 8/31/2002          $12,287                 $13,040             $11,403
 9/30/2002          $10,884                 $11,551             $10,135
10/31/2002          $11,412                 $12,111             $10,886
11/30/2002          $12,256                 $13,007             $11,572
12/31/2002          $11,681                 $12,396             $11,069
 1/31/2003          $11,288                 $11,980             $10,802
 2/28/2003          $10,797                 $11,459             $10,513
 3/31/2003          $10,933                 $11,603             $10,531
 4/30/2003          $12,153                 $12,897             $11,458
 5/31/2003          $13,018                 $13,815             $12,198
 6/30/2003          $13,222                 $14,032             $12,350
 7/31/2003          $13,459                 $14,283             $12,536
 8/31/2003          $13,991                 $14,848             $12,731
 9/30/2003          $13,640                 $14,475             $12,607
10/31/2003          $14,646                 $15,543             $13,379
11/30/2003          $14,863                 $15,774             $13,560
12/31/2003          $15,590                 $16,544             $14,396
 1/31/2004          $15,827                 $16,796             $14,649
 2/29/2004          $16,302                 $17,300             $14,963
 3/31/2004          $16,211                 $17,204             $14,832
 4/30/2004          $16,033                 $17,015             $14,470
 5/31/2004          $16,211                 $17,204             $14,617
 6/30/2004          $16,584                 $17,600             $14,962
 7/31/2004          $16,089                 $17,074             $14,752
 8/31/2004          $16,148                 $17,137             $14,961
 9/30/2004          $16,327                 $17,348             $15,193
10/31/2004          $16,386                 $17,411             $15,446
11/30/2004          $16,822                 $17,894             $16,227
12/31/2004          $17,539                 $18,655             $16,770
 1/31/2005          $17,078                 $18,166             $16,473
 2/28/2005          $17,379                 $18,506             $17,019
 3/31/2005          $17,198                 $18,315             $16,785
 4/30/2005          $16,858                 $17,974             $16,484
 5/31/2005          $17,259                 $18,421             $16,881
 6/30/2005          $17,279                 $18,442             $17,066
 7/31/2005          $17,780                 $18,975             $17,560
 8/31/2005          $17,459                 $18,634             $17,483
 9/30/2005          $17,279                 $18,464             $17,729
10/31/2005          $16,978                 $18,144             $17,279
11/30/2005          $17,639                 $18,847             $17,844
12/31/2005          $17,593                 $18,829             $17,953
 1/31/2006          $18,045                 $19,311             $18,650
 2/28/2006          $18,086                 $19,377             $18,764
 3/31/2006          $18,518                 $19,838             $19,019
 4/30/2006          $18,991                 $20,364             $19,502
 5/31/2006          $18,723                 $20,057             $19,009
 6/30/2006          $18,559                 $19,903             $19,131
 7/31/2006          $18,621                 $19,969             $19,596
 8/31/2006          $19,237                 $20,649             $19,924
 9/30/2006          $19,874                 $21,350             $20,321
10/31/2006          $20,594                 $22,117             $20,985
11/30/2006          $21,087                 $22,643             $21,464
12/31/2006          $21,386                 $22,988             $21,945
 1/31/2007          $21,711                 $23,359             $22,226
 2/28/2007          $21,126                 $22,732             $21,879
 3/31/2007          $21,104                 $22,732             $22,218
 4/30/2007          $21,950                 $23,638             $23,040
 5/31/2007          $22,427                 $24,149             $23,872
 6/30/2007          $22,167                 $23,893             $23,313
 7/31/2007          $21,407                 $23,081             $22,236
 8/31/2007          $21,321                 $23,011             $22,485
 9/30/2007          $22,102                 $23,847             $23,256

--------------------------------------------------------------------------------
1 The Russell 1000(R) Value Index measures performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values. You cannot invest directly in an Index.

2 The chart compares the performance of the WELLS FARGO ADVANTAGE C&B LARGE CAP VALUE FUND Class A shares and Institutional Class shares for the most recent ten years with the Russell 1000 Value Index. The chart assumes a hypothetical investment of $10,000 in Class A shares and Institutional Class shares and reflects all operating expenses and, for Class A shares, assumes the maximum initial sales charge of 5.75%.

Performance Highlights                        Wells Fargo Equity Gateway Funds 5

--------------------------------------------------------------------------------

MANAGER'S DISCUSSION

FUND HIGHLIGHTS

o     The Fund's solid performance lagged behind its benchmark.

o We sold several stocks that had reached their valuation targets so that we could purchase new stocks with more potential for appreciation.

o Our hope is that investors will become less complacent and more willing to appropriately price risk.

THE FUND'S RELATIVE UNDERPERFORMANCE WAS ATTRIBUTABLE TO ITS UNDERWEIGHTING IN THE ENERGY SECTOR.

Our emphasis on investing in quality businesses with sustainable competitive advantages may at times lead us away from duplicating the sector weightings found in the Fund's benchmark, the Russell 1000 Value Index. This was true during the last 12 months for us as we positioned the Fund to be underweighted in the energy sector compared to the benchmark. While energy ended up being a positive contributor to the Russell 1000 Value Index, we believe that utilities and commodity-related companies can be fundamentally challenged over the long term by competitive and regulatory constraints. In this case, the Fund's underweighting in energy explained in large part its underperformance relative to the benchmark.

More importantly, our strategic stock selection continued to be a positive factor in the Fund's performance. Positive contributors included Vodafone, McDonald's, Exxon Mobil, Eaton Corporation, and Illinois Tool Works. Our worst performers included Countrywide Financial, Jones Apparel Group, Molex, Zale, and Avery Dennison.

WHILE THE OVERALL MARKET ENVIRONMENT WAS CHALLENGING AND UNPREDICTABLE AS INVESTORS ASSESSED AND REASSESSED THEIR TOLERANCE FOR RISK, WE WERE ABLE TO FIND SEVERAL SUITABLE STOCKS FOR THE FUND.

Beyond adding to existing holdings that were temporarily out of favor with Wall Street, we also established new positions in several companies, including Avery Dennison, Diebold, Kohl's, Wal-Mart Stores, and Williams-Sonoma.

--------------------------------------------------------------------------------
SECTOR DISTRIBUTION 3
(AS OF SEPTEMBER 30, 2007)
--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Consumer Discretionary                          (16%)
Consumer Staples                                (12%)
Energy                                           (4%)
Financials                                      (26%)
Health Care                                     (12%)
Industrials                                     (17%)
Information Technology                           (9%)
Telecommunication Services                       (4%)

--------------------------------------------------------------------------------
3 Sector distribution and equity holdings are subject to change. Cash and cash equivalents are not reflected in the calculations of sector distribution and equity holdings.

6 Wells Fargo Equity Gateway Funds                        Performance Highlights

--------------------------------------------------------------------------------

--------------------------------------------------------------------------
TEN LARGEST EQUITY HOLDINGS 3,4
(AS OF SEPTEMBER 30, 2007)
--------------------------------------------------------------------------
Vodafone Group plc ADR                                               3.73%
--------------------------------------------------------------------------
Exxon Mobil Corporation                                              3.60%
--------------------------------------------------------------------------
American Express Company                                             3.40%
--------------------------------------------------------------------------
American International Group Incorporated                            3.23%
--------------------------------------------------------------------------
State Street Corporation                                             3.20%
--------------------------------------------------------------------------
Bank of America Corporation                                          3.16%
--------------------------------------------------------------------------
Quest Diagnostics Incorporated                                       3.15%
--------------------------------------------------------------------------
McDonald's Corporation                                               3.00%
--------------------------------------------------------------------------
Omnicom Group Incorporated                                           2.91%
--------------------------------------------------------------------------
Dover Corporation                                                    2.78%
--------------------------------------------------------------------------

To make room for these additions, we eliminated Big Lots, General Dynamics, Hasbro, and Nokia because these companies reached the valuation targets we had set for them. We also sold Freddie Mac and used the proceeds to purchase securities that we believed had more potential for appreciation. Also during the 12-month period, we reevaluated our thesis on Gannett, a newspaper publisher, and sold the position. It had become clear that the Internet had impacted the circulation of this newspaper publisher's offerings more than we had originally projected. In addition, a small number of holdings were eliminated during the 12-month period as the result of acquisitions and buyouts; they included American Power Conversion, Aramark, and HCA.

WE HAVE BEEN CONCERNED FOR SOME TIME ABOUT OUR PERCEPTION OF EXCESSIVE COMPLACENCY REGARDING RISK IN THE FINANCIAL MARKETS.

As bottom-up stock pickers concerned with good fundamentals, we never know what direction the overall stock market will take in the short term. However, what we can say about the current environment is that we have been concerned for some time about our perception of excessive complacency regarding risk in the financial markets, especially considering the amount of leverage that has been used to finance deals and enhance returns. When it comes to reviewing the history of financial markets, we can find several examples that show how consensus thinking and blind optimism led to significant losses. Nevertheless, we were encouraged when investors recently seemed to be waking up to some of the risks that, by our way of thinking, resulted from excess liquidity, a five-year bull market for stocks, and a global economy that has been aggressively building infrastructure and capacity for some time. While we're not convinced that the wake-up call was heard by all, especially in light of how quickly investor sentiment seemed to reverse when the Fed took action to lower lending rates and increase liquidity, our hope is that investors will become less complacent and more willing to appropriately price risk than they have in the recent past. If this happens, the market may remain somewhat volatile in the short term with unpredictable returns. While that may not be the preferred scenario, the alternative of watching the market surge followed by a quick decline is less desirable from our point of view.

Either way, our approach will remain the same. Through strict implementation of our high-quality, low-risk investment philosophy, we will diligently research and carefully select attractively valued stocks of financially strong companies with competitively advantaged businesses that generate solid returns, supported by stable cash flows.

--------------------------------------------------------------------------------
4 The Ten Largest Equity Holdings are calculated based on the market value of the Master Trust portfolio securities allocable to the Fund divided by total market value of the portfolio of investments of the Fund. See Notes to Financial Statements for a discussion of the Master Trust.

Performance Highlights                        Wells Fargo Equity Gateway Funds 7

--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN 5 (%) (AS OF SEPTEMBER 30, 2007)

-----------------------------------------------------------------------------------------------------------------------------------
                                            Including Sales Charge                  Excluding Sales Charge          Expense Ratio
C&B LARGE CAP VALUE FUND           6 Months*   1 Year   5 Year   10 Year   6 Months*   1 Year   5 Year   10 Year   Gross 6   Net 7
-----------------------------------------------------------------------------------------------------------------------------------
Class A (CBEAX)                       (1.26)     4.81    13.85     8.25       4.73      11.20    15.22     8.90      1.40%    1.20%
-----------------------------------------------------------------------------------------------------------------------------------
Class B (CBEBX)                       (0.65)     5.33    14.16     8.13       4.35      10.33    14.39     8.13      2.15%    1.95%
-----------------------------------------------------------------------------------------------------------------------------------
Class C (CBECX)                        3.35      9.34    14.39     8.13       4.35      10.34    14.39     8.13      2.15%    1.95%
-----------------------------------------------------------------------------------------------------------------------------------
Class D (CBEQX)                                                               4.73      11.20    15.22     8.90      1.40%    1.20%
-----------------------------------------------------------------------------------------------------------------------------------
Administrator Class (CBLLX)                                                   4.82      11.52    15.39     8.98      1.22%    0.95%
-----------------------------------------------------------------------------------------------------------------------------------
Institutional Class (CBLSX)                                                   4.90      11.69    15.60     9.08      0.95%    0.70%
-----------------------------------------------------------------------------------------------------------------------------------
BENCHMARK
-----------------------------------------------------------------------------------------------------------------------------------
   Russell 1000 Value Index 1                                                 4.67      14.45    18.07     8.80
-----------------------------------------------------------------------------------------------------------------------------------

*     Returns for periods of less than one year are not annualized.

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTIONS OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE SHOWN WITHOUT SALES CHARGES WOULD BE LOWER IF SALES CHARGES WERE REFLECTED. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE ON THE FUNDS' WEB SITE AT WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

FOR CLASS A SHARES, THE MAXIMUM FRONT-END SALES CHARGE IS 5.75%. FOR CLASS B SHARES, THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE IS 5.00%. FOR CLASS C SHARES, THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE IS 1.00%. PERFORMANCE INCLUDING SALES CHARGE ASSUMES THE SALES CHARGE FOR THE CORRESPONDING TIME PERIOD. CLASS D, ADMINISTRATOR CLASS AND INSTITUTIONAL CLASS SHARES ARE SOLD WITHOUT SALES CHARGES OR CONTINGENT DEFERRED SALES CHARGE.

Stock fund values fluctuate in response to the activities of individual companies and general market and economic conditions. The use derivatives may reduce returns and/or increase volatility. Consult the Fund's prospectus for additional information on these and other risks.

--------------------------------------------------------------------------------
5 Effective December 6, 2004, the Fund is a gateway feeder fund that invests all of its assets in a single master portfolio of the Master Trust with a substantially similar investment objective and substantially similar investment strategies. References to the investment activities of the Fund are intended to refer to the investment activities of the master portfolio in which it invests. Performance shown prior to the inception of the Class B and Class C shares reflects the performance of the unnamed share class of the predecessor fund, adjusted to reflect Class B and Class C sales charges and expenses, as applicable. Performance shown prior to the inception of the Class A, Administrator Class and Institutional Class shares reflects the performance of the unnamed share class of the predecessor fund, and includes expenses that are not applicable to and are higher than those of the Class A, Administrator Class and Institutional Class shares. Performance shown prior to July 26, 2004 for the Class D shares reflects the performance of the unnamed share class of the predecessor fund. Prior to April 11, 2005, the Administrator Class was named the Institutional Class and the Institutional Class was named the Select Class.

6 Reflects the gross expense ratio as stated in the February 1, 2007, prospectus and is based on the Fund's previous fiscal year expenses, which includes the gross expenses of the Master Portfolio. The gross expense ratio reported in the Financial Highlights includes only the net expenses of the Master Portfolio.

7 The investment adviser has contractually committed through January 31, 2009, to waive fees and/or reimburse expenses to the extent necessary to maintain the net operating expense ratio shown. Without these reductions, the Fund's returns would have been lower.

8 Wells Fargo Equity Gateway Funds                        Performance Highlights


WELLS FARGO ADVANTAGE DIVERSIFIED EQUITY FUND
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE

The Wells Fargo Advantage Diversified Equity Fund (the Fund) seeks long-term capital appreciation.

INVESTMENT ADVISER

Wells Fargo Funds Management, LLC

SUBADVISERS FOR MASTER PORTFOLIOS

Artisan Partners Limited Partnership
Cadence Capital Management LLC
Cooke & Bieler, L.P.
LSV Asset Management
New Star Institutional Managers Limited
Peregrine Capital Management, Inc.
Smith Asset Management Group L. P.
SSgA Funds Management
Systematic Financial Management, L.P.
Wells Capital Management Incorporated

PORTFOLIO MANAGERS

Thomas C. Biwer, CFA
Christian L. Chan, CFA
Andrew Owen, CFA

FUND INCEPTION

December 31, 1988

PERFORMANCE SUMMARY

12-MONTH TOTAL RETURN AS OF SEPTEMBER 30, 2007
(EXCLUDING SALES CHARGES)

--------------------------------------------------------------------------------
DIVERSIFIED EQUITY FUND                                                  1 YEAR
--------------------------------------------------------------------------------
Class A                                                                   17.16%
--------------------------------------------------------------------------------
BENCHMARKS
   Diversified Equity Composite Index1                                    17.45%
   S&P 500 Index 2                                                        16.44%
--------------------------------------------------------------------------------

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTIONS OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE SHOWN WITHOUT SALES CHARGES WOULD BE LOWER IF SALES CHARGES WERE REFLECTED. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE ON THE FUNDS' WEB SITE AT WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

FOR CLASS A SHARES, THE MAXIMUM FRONT-END SALES CHARGE IS 5.75%. PERFORMANCE INCLUDING SALES CHARGE ASSUMES THE SALES CHARGE FOR THE CORRESPONDING TIME PERIOD. NET AND GROSS EXPENSE RATIOS FOR CLASS A SHARES ARE 1.25% AND 1.42%. THE INVESTMENT ADVISER HAS CONTRACTUALLY COMMITTED THROUGH JANUARY 31, 2009, TO WAIVE FEES AND/OR REIMBURSE EXPENSES TO THE EXTENT NECESSARY TO MAINTAIN THIS NET OPERATING EXPENSE RATIO. WITHOUT THESE REDUCTIONS, THE FUND'S RETURNS WOULD HAVE BEEN LOWER.

--------------------------------------------------------------------------------
GROWTH OF $10,000 INVESTMENTS 3
(AS OF SEPTEMBER 30, 2007)
--------------------------------------------------------------------------------

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE CHART IN THE PRINTED MATERIAL.]

                   WELLS FARGO             WELLS FARGO
             ADVANTAGE DIVERSIFIED   ADVANTAGE  DIVERSIFIED
                  EQUITY FUND -           EQUITY FUND -                       Diversified Equity
DATE                Class A            Administrator Class    S&P 500 Index     Composite Index
 9/30/1997          $ 9,425                 $10,000              $10,000            $10,000
10/31/1997          $ 9,042                 $ 9,593              $ 9,666            $ 9,595
11/30/1997          $ 9,280                 $ 9,844              $10,114            $ 9,893
12/31/1997          $ 9,411                 $ 9,985              $10,287            $10,066
 1/31/1998          $ 9,518                 $10,099              $10,401            $10,186
 2/28/1998          $10,191                 $10,813              $11,151            $10,906
 3/31/1998          $10,637                 $11,284              $11,721            $11,417
 4/30/1998          $10,794                 $11,451              $11,841            $11,524
 5/31/1998          $10,566                 $11,211              $11,637            $11,279
 6/30/1998          $10,905                 $11,570              $12,110            $11,618
 7/31/1998          $10,716                 $11,370              $11,981            $11,440
 8/31/1998          $ 9,136                 $ 9,693              $10,250            $ 9,738
 9/30/1998          $ 9,604                 $10,190              $10,907            $10,252
10/31/1998          $10,247                 $10,873              $11,794            $11,067
11/30/1998          $10,856                 $11,518              $12,509            $11,716
12/31/1998          $11,514                 $12,217              $13,229            $12,391
 1/31/1999          $11,847                 $12,567              $13,782            $12,738
 2/28/1999          $11,504                 $12,206              $13,353            $12,300
 3/31/1999          $11,912                 $12,639              $13,888            $12,745
 4/30/1999          $12,356                 $13,110              $14,425            $13,361
 5/31/1999          $12,159                 $12,901              $14,085            $13,059
 6/30/1999          $12,825                 $13,607              $14,866            $13,699
 7/31/1999          $12,560                 $13,326              $14,402            $13,407
 8/31/1999          $12,421                 $13,179              $14,331            $13,279
 9/30/1999          $12,099                 $12,834              $13,938            $13,022
10/31/1999          $12,686                 $13,457              $14,820            $13,740
11/30/1999          $13,051                 $13,848              $15,121            $14,122
12/31/1999          $13,868                 $14,715              $16,012            $15,064
 1/31/2000          $13,277                 $14,085              $15,208            $14,407
 2/29/2000          $13,275                 $14,082              $14,921            $14,544
 3/31/2000          $14,390                 $15,265              $16,380            $15,592
 4/30/2000          $14,044                 $14,898              $15,887            $15,027
 5/31/2000          $13,730                 $14,568              $15,561            $14,658
 6/30/2000          $14,110                 $14,969              $15,946            $15,072
 7/31/2000          $13,897                 $14,743              $15,697            $14,760
 8/31/2000          $14,656                 $15,550              $16,672            $15,661
 9/30/2000          $14,033                 $14,887              $15,791            $14,959
10/31/2000          $14,060                 $14,915              $15,725            $14,738
11/30/2000          $13,198                 $14,003              $14,486            $13,534
12/31/2000          $13,607                 $14,434              $14,557            $13,801
 1/31/2001          $13,827                 $14,668              $15,074            $14,246
 2/28/2001          $12,718                 $13,494              $13,700            $12,964
 3/31/2001          $11,832                 $12,554              $12,833            $12,099
 4/30/2001          $12,779                 $13,563              $13,829            $13,085
 5/31/2001          $12,806                 $13,597              $13,922            $13,095
 6/30/2001          $12,480                 $13,252              $13,583            $12,832
 7/31/2001          $12,293                 $13,056              $13,450            $12,609
 8/31/2001          $11,694                 $12,424              $12,610            $11,939
 9/30/2001          $10,656                 $11,322              $11,592            $10,848
10/31/2001          $10,929                 $11,615              $11,813            $11,124
11/30/2001          $11,706                 $12,442              $12,720            $11,914
12/31/2001          $11,882                 $12,635              $12,831            $12,089
 1/31/2002          $11,700                 $12,442              $12,644            $11,859
 2/28/2002          $11,471                 $12,202              $12,400            $11,663
 3/31/2002          $11,965                 $12,730              $12,866            $12,200
 4/30/2002          $11,519                 $12,256              $12,087            $11,685
 5/31/2002          $11,370                 $12,101              $11,998            $11,578
 6/30/2002          $10,704                 $11,392              $11,144            $10,811
 7/31/2002          $ 9,662                 $10,288              $10,276            $ 9,877
 8/31/2002          $ 9,704                 $10,335              $10,343            $ 9,914
 9/30/2002          $ 8,627                 $ 9,187              $ 9,220            $ 8,881
10/31/2002          $ 9,279                 $ 9,886              $10,030            $ 9,545
11/30/2002          $ 9,802                 $10,446              $10,620            $10,115
12/31/2002          $ 9,253                 $ 9,860              $ 9,996            $ 9,575
 1/31/2003          $ 8,949                 $ 9,539              $ 9,735            $ 9,310
 2/28/2003          $ 8,761                 $ 9,341              $ 9,589            $ 9,142
 3/31/2003          $ 8,803                 $ 9,386              $ 9,681            $ 9,195
 4/30/2003          $ 9,525                 $10,160              $10,479            $ 9,979
 5/31/2003          $10,077                 $10,752              $11,030            $10,594
 6/30/2003          $10,241                 $10,927              $11,172            $10,755
 7/31/2003          $10,528                 $11,236              $11,368            $11,015
 8/31/2003          $10,734                 $11,459              $11,590            $11,271
 9/30/2003          $10,629                 $11,351              $11,467            $11,214
10/31/2003          $11,280                 $12,048              $12,115            $11,901
11/30/2003          $11,402                 $12,182              $12,222            $12,081
12/31/2003          $11,943                 $12,762              $12,862            $12,696
 1/31/2004          $12,136                 $12,971              $13,099            $12,957
 2/29/2004          $12,307                 $13,154              $13,281            $13,148
 3/31/2004          $12,217                 $13,061              $13,080            $13,032
 4/30/2004          $11,931                 $12,759              $12,875            $12,753
 5/31/2004          $12,052                 $12,887              $13,051            $12,915
 6/30/2004          $12,259                 $13,112              $13,304            $13,191
 7/31/2004          $11,778                 $12,602              $12,864            $12,696
 8/31/2004          $11,781                 $12,608              $12,915            $12,740
 9/30/2004          $11,992                 $12,836              $13,055            $12,964
10/31/2004          $12,172                 $13,032              $13,255            $13,210
11/30/2004          $12,776                 $13,681              $13,791            $13,874
12/31/2004          $13,196                 $14,136              $14,260            $14,377
 1/31/2005          $12,840                 $13,754              $13,912            $14,006
 2/28/2005          $13,124                 $14,062              $14,205            $14,347
 3/31/2005          $12,863                 $13,785              $13,953            $14,074
 4/30/2005          $12,523                 $13,424              $13,688            $13,747
 5/31/2005          $12,964                 $13,901              $14,123            $14,197
 6/30/2005          $13,072                 $14,017              $14,143            $14,310
 7/31/2005          $13,638                 $14,630              $14,669            $14,878
 8/31/2005          $13,569                 $14,556              $14,536            $14,809
 9/30/2005          $13,703                 $14,707              $14,653            $15,012
10/31/2005          $13,461                 $14,447              $14,409            $14,705
11/30/2005          $13,975                 $15,001              $14,953            $15,248
12/31/2005          $14,021                 $15,058              $14,959            $15,360
 1/31/2006          $14,484                 $15,558              $15,356            $15,958
 2/28/2006          $14,495                 $15,570              $15,397            $15,977
 3/31/2006          $14,761                 $15,860              $15,588            $16,296
 4/30/2006          $14,946                 $16,063              $15,797            $16,565
 5/31/2006          $14,391                 $15,471              $15,344            $16,012
 6/30/2006          $14,324                 $15,403              $15,364            $16,037
 7/31/2006          $14,228                 $15,300              $15,459            $16,054
 8/31/2006          $14,624                 $15,729              $15,827            $16,456
 9/30/2006          $14,939                 $16,075              $16,235            $16,774
10/31/2006          $15,487                 $16,663              $16,764            $17,390
11/30/2006          $15,794                 $16,997              $17,083            $17,782
12/31/2006          $15,977                 $17,197              $17,322            $18,049
 1/31/2007          $16,262                 $17,513              $17,584            $18,339
 2/28/2007          $16,005                 $17,237              $17,239            $18,099
 3/31/2007          $16,177                 $17,425              $17,432            $18,333
 4/30/2007          $16,825                 $18,127              $18,204            $19,076
 5/31/2007          $17,379                 $18,724              $18,840            $19,709
 6/30/2007          $17,159                 $18,491              $18,522            $19,418
 7/31/2007          $16,605                 $17,899              $17,948            $18,787
 8/31/2007          $16,768                 $18,079              $18,217            $18,982
 9/30/2007          $17,502                 $18,873              $18,899            $19,698

--------------------------------------------------------------------------------
1 Diversified Equity Composite Index is weighted 25% in the Russell 1000 Value Index, 25% in the S&P 500 Index, 25% in the Russell 1000(R) Growth Index, 15% in the MSCI EAFE(R) Index, 10% in the Russell 2000(R) Index. The RUSSELL 1000 VALUE INDEX measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values. The RUSSELL 1000 GROWTH INDEX measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values. The MSCI EAFE(R) INDEX, THE MORGAN STANLEY CAPITAL INTERNATIONAL EUROPE, AUSTRALASIA AND FAR EAST ("MSCI EAFE") STOCK INDEX is an unmanaged group of securities widely regarded by investors to be representations of the stock markets of Europe, Australasia and the Far East. THE RUSSELL 2000 INDEX which measures the performance of the 2,000 smallest companies in the Russell 3000(R) Index, which represents approximately 8% of the total market capitalization of the Russell 3000 Index. You cannot invest directly in an Index.

Performance Highlights                        Wells Fargo Equity Gateway Funds 9

--------------------------------------------------------------------------------

MANAGER'S DISCUSSION

FUND HIGHLIGHTS

o The Fund's solid performance narrowly underperformed its composite benchmark.

o Continued weakness in the U.S. dollar helped international equities turn in the best performance for the Fund.

o Emerging strength in large cap stocks toward the end of the period was not enough to offset underperformance in the Large Company Growth portfolio.

LEADERSHIP SHIFTED FROM SMALL TO LARGE CAP STOCKS AND FROM VALUE TO GROWTH STOCKS DURING THE PERIOD.

The continued weakness of the U.S. dollar helped international equities turn in the best performance by far among the Fund's asset classes for the period, in spite of the modest underperformance of three of the Fund's four international portfolios.

Small company stocks were the weakest performing segment of the equity market, but that weakness was partially offset by the outperformance of three of the Fund's five small cap portfolios.

Over the period, leadership shifted from small to large cap stocks and from value to growth stocks. The performance of the Fund's underlying portfolios followed this trend.

The Equity Value portfolio was a strong contributor to performance, driven by solid stock selection, particularly in the materials, industrials, and health care sectors.

The C&B Large Cap Value portfolio detracted from the Fund's performance, and the Fund's relative underperformance was attributed to three factors: the portfolio's underweighting in the energy sector, a lack of exposure to the materials sector, and the portfolio's cash position of nearly 6%.

--------------------------------------------------------------------------------
TEN LARGEST EQUITY HOLDINGS 4,5
(AS OF SEPTEMBER 30, 2007)
--------------------------------------------------------------------------------
Exxon Mobil Corporation                                                   2.05%
--------------------------------------------------------------------------------
Microsoft Corporation                                                     1.98%
--------------------------------------------------------------------------------
Goldman Sachs Group Incorporated                                          1.92%
--------------------------------------------------------------------------------
Cisco Systems Incorporated                                                1.71%
--------------------------------------------------------------------------------
American International Group Incorporated                                 1.46%
--------------------------------------------------------------------------------
Ebay Incorporated                                                         1.43%
--------------------------------------------------------------------------------
General Electric Company                                                  1.40%
--------------------------------------------------------------------------------
Bank of America Corporation                                               1.24%
--------------------------------------------------------------------------------
Medtronic Incorporated                                                    1.22%
--------------------------------------------------------------------------------
Google Incorporated Class A                                               1.13%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
2 S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market value weighted index with each stock's weight in the Index proportionate to its market value. You cannot invest directly in an Index.

3 The chart compares the performance of the WELLS FARGO ADVANTAGE DIVERSIFIED EQUITY FUND Class A shares and Administrator Class shares for the most recent ten years with the Diversified Equity Composite Index and the S&P 500 Index. The chart assumes a hypothetical investment of $10,000 in Class A shares and Administrator Class shares and reflects all operating expenses and, for Class A shares, assumes the maximum initial sales charge of 5.75%.

4 Equity holdings and sector distribution are subject to change. Cash and cash equivalents are not reflected in the calculations of equity holdings and sector distribution.

5 The Ten Largest Equity Holdings are calculated based on the market value of the Master Trust portfolio securities allocable to the Fund divided by total market value of the portfolio of investments of the Fund. See Notes to Financial Statements for a discussion of the Master Trust.

10 Wells Fargo Equity Gateway Funds                       Performance Highlights

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SECTOR DISTRIBUTION 4
(AS OF SEPTEMBER 30, 2007)
--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Telecommunication Services                       (3%)
Utilities                                        (2%)
Consumer Discretionary                          (10%)
Consumer Staples                                 (7%)
Energy                                           (8%)
Financials                                      (22%)
Health Care                                     (12%)
Industrials                                     (11%)
Information Technology                          (22%)
Materials                                        (3%)

The strength of large-cap growth stocks toward the end of the period was not enough to offset the underperformance of the Large Company Growth portfolio, which, given its 17.5% weighting in the Fund, also proved to be a detractor from performance. The Large Company Growth portfolio's relative underperformance was attributed to its lack of exposure to the strong performing energy and materials sectors, as well as weak stock selection in the health care, consumer discretionary, and industrial sectors.

THE FUND ADDED A NEW POSITION IN THE EMERGING GROWTH PORTFOLIO.

Beginning in February 2007, a 0.33% position was initiated in the Emerging Growth portfolio, managed by the Wells Capital Management Growth Equity team. The position was subsequently increased to 0.605% in August 2007. The source of funding for these additions was a reduction in the Fund's position in the Small Company Growth portfolio. The overall weighting in the small-company growth category remained constant at 3.33%.

The Fund remains invested in its neutral allocation of 25% each in large-cap value, large-cap core, and large-cap growth categories; 10% in the small cap category; and 15% in the international equity category.

ON BALANCE, THE UNDERPINNINGS FOR U.S. STOCKS REMAIN POSITIVE.

Our optimistic outlook is based on three considerations: reasonable valuations, abundant liquidity, and low interest rates. The market tends to respond favorably when the Fed decides to cut lending rates, and we saw that this was true in August and September 2007. Looking back in history, Fed action to cut rates has often been a signal that more cuts were on the way.

On the more cautious side, optimistic earnings expectations for future quarters represent a potential risk for the market because disappointments can become a source of downward pressure.

Our outlook for growth stocks remains positive now that signs of slower economic growth, especially in housing, have emerged. A sluggish economy tends to favor growth stocks over cyclical, value stocks because their earnings tend to hold up better. Our outlook for non-U.S. equities is similarly positive, supported by solid global economic growth, attractive valuations, and continued weakness in the U.S. dollar.

Performance Highlights                       Wells Fargo Equity Gateway Funds 11

--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN 6 (%) (AS OF SEPTEMBER 30, 2007)

------------------------------------------------------------------------------------------------------------------------------------
                                                 Including Sales Charge                 Excluding Sales Charge         Expense Ratio
DIVERSIFIED EQUITY FUND                  6 Months*   1 Year   5 Year   10 Year  6 Months*  1 Year   5 Year   10 Year  Gross 7  Net 8
------------------------------------------------------------------------------------------------------------------------------------
Class A (NVDAX)                             1.97      10.42    13.84     5.76      8.19     17.16    15.20     6.39    1.42%   1.25%
------------------------------------------------------------------------------------------------------------------------------------
Class B (NVDBX)                             2.76      11.24    14.10     5.59      7.76     16.24    14.34     5.59    2.17%   2.00%
------------------------------------------------------------------------------------------------------------------------------------
Class C (WFDEX)                             6.76      15.25    14.31     5.61      7.76     16.25    14.31     5.61    2.17%   2.00%
------------------------------------------------------------------------------------------------------------------------------------
Administrator Class (NVDEX)                                                        8.31     17.41    15.49     6.56    1.24%   1.00%
------------------------------------------------------------------------------------------------------------------------------------
BENCHMARKS
------------------------------------------------------------------------------------------------------------------------------------
  Diversified Equity Composite Index 1                                             7.47     17.45    17.28     7.02
------------------------------------------------------------------------------------------------------------------------------------
  S&P 500 Index 2                                                                  8.44     16.44    15.44     6.57
------------------------------------------------------------------------------------------------------------------------------------

*     Returns for periods of less than one year are not annualized.

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTIONS OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE SHOWN WITHOUT SALES CHARGES WOULD BE LOWER IF SALES CHARGES WERE REFLECTED. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE ON THE FUNDS' WEB SITE AT WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

FOR CLASS A SHARES, THE MAXIMUM FRONT-END SALES CHARGE IS 5.75%. FOR CLASS B SHARES, THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE IS 5.00%. FOR CLASS C SHARES, THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE IS 1.00%. PERFORMANCE INCLUDING SALES CHARGE ASSUMES THE SALES CHARGE FOR THE CORRESPONDING TIME PERIOD. ADMINISTRATOR CLASS SHARES ARE SOLD WITHOUT A FRONT-END SALES CHARGE OR CONTINGENT DEFERRED SALES CHARGE.

Stock fund values fluctuate in response to the activities of individual companies and general market and economic conditions. The use of derivatives may reduce returns and/or increase volatility. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). This fund is exposed to foreign investment risk and small company investment risk. Consult the Fund's prospectus for additional information on these and other risks.

--------------------------------------------------------------------------------
6 The Fund is a gateway blended Fund that invests all of its assets in two or more master portfolios of the Master Trust in varying proportions. References to the investment activities of the Fund are intended to refer to the investment activities of the master portfolios in which it invests. Performance shown prior to the inception of the Class A, Class B and Class C shares reflects the performance of the Administrator Class shares, adjusted to reflect Class A, Class B and Class C sales charges and expenses, as applicable. Prior to April 11, 2005, the Administrator Class was named the Institutional Class.

7 Reflects the gross expense ratio as stated in the February 1, 2007, prospectus and is based on the Fund's previous fiscal year expenses as reported in the Financial Highlights.

8 The investment adviser has contractually committed through January 31, 2009, to waive fees and/or reimburse expenses to the extent necessary to maintain the net operating expense ratio shown. Without these reductions, the Fund's returns would have been lower.

12 Wells Fargo Equity Gateway Funds                       Performance Highlights


WELLS FARGO ADVANTAGE DIVERSIFIED SMALL CAP FUND
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE

The WELLS FARGO ADVANTAGE DIVERSIFIED SMALL CAP FUND (the Fund) seeks long- term capital appreciation.

INVESTMENT ADVISER

Wells Fargo Funds Management, LLC

SUBADVISER FOR MASTER PORTFOLIOS

Peregrine Capital Management, Inc.
Wells Capital Management Incorporated

PORTFOLIO MANAGERS

Thomas C. Biwer, CFA
Christian L. Chan, CFA
Andrew Owen, CFA

FUND INCEPTION

December 31, 1997

PERFORMANCE SUMMARY

12-MONTH TOTAL RETURN AS OF SEPTEMBER 30, 2007

--------------------------------------------------------------------------------
DIVERSIFIED SMALL CAP FUND                                               1 YEAR
--------------------------------------------------------------------------------
Administrator Class                                                       13.75%
--------------------------------------------------------------------------------
BENCHMARK

   Russell 2000 Index 1                                                   12.34%
--------------------------------------------------------------------------------

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTIONS OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE ON THE FUNDS' WEB SITE AT WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

ADMINISTRATOR CLASS SHARES ARE SOLD WITHOUT A FRONT-END SALES CHARGE OR CONTINGENT DEFERRED SALES CHARGE. NET AND GROSS EXPENSE RATIOS FOR ADMINISTRATOR CLASS SHARES ARE 1.20% AND 1.31%. THE INVESTMENT ADVISER HAS CONTRACTUALLY COMMITTED THROUGH JANUARY 31, 2009, TO WAIVE FEES AND/OR REIMBURSE EXPENSES TO THE EXTENT NECESSARY TO MAINTAIN THIS NET OPERATING EXPENSE RATIO. WITHOUT THESE REDUCTIONS, THE FUND'S RETURNS WOULD HAVE BEEN LOWER.

--------------------------------------------------------------------------------
GROWTH OF $10,000 INVESTMENTS 2
(AS OF SEPTEMBER 30, 2007)
--------------------------------------------------------------------------------

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

             WELLS FARGO ADVANTAGE
             DIVERSIFIED SMALL CAP
             Fund - Administrator
  Date               Class           Russell 2000 Index

12/31/1997          $10,000               $10,000
 1/31/1998          $ 9,880               $ 9,842
 2/28/1998          $10,690               $10,570
 3/31/1998          $11,170               $11,006
 4/30/1998          $11,220               $11,067
 5/31/1998          $10,520               $10,471
 6/30/1998          $10,450               $10,493
 7/31/1998          $ 9,660               $ 9,643
 8/31/1998          $ 7,600               $ 7,771
 9/30/1998          $ 7,970               $ 8,379
10/31/1998          $ 8,320               $ 8,721
11/30/1998          $ 8,750               $ 9,178
12/31/1998          $ 9,140               $ 9,745
 1/31/1999          $ 9,040               $ 9,875
 2/28/1999          $ 8,260               $ 9,075
 3/31/1999          $ 8,150               $ 9,217
 4/30/1999          $ 8,720               $10,043
 5/29/1999          $ 8,990               $10,189
 6/30/1999          $ 9,500               $10,650
 7/31/1999          $ 9,450               $10,358
 8/31/1999          $ 9,070               $ 9,975
 9/30/1999          $ 9,020               $ 9,977
10/31/1999          $ 9,020               $10,017
11/30/1999          $ 9,370               $10,615
12/31/1999          $10,040               $11,817
 1/31/2000          $ 9,570               $11,627
 2/29/2000          $10,400               $13,547
 3/31/2000          $10,760               $12,654
 4/30/2000          $10,690               $11,893
 5/31/2000          $10,350               $11,200
 6/30/2000          $10,810               $12,176
 7/31/2000          $10,520               $11,784
 8/31/2000          $11,440               $12,683
 9/30/2000          $11,180               $12,310
10/31/2000          $11,090               $11,761
11/30/2000          $10,180               $10,554
12/31/2000          $11,219               $11,460
 1/31/2001          $11,475               $12,057
 2/28/2001          $11,016               $11,266
 3/31/2001          $10,516               $10,714
 4/30/2001          $11,261               $11,553
 5/31/2001          $11,507               $11,837
 6/30/2001          $11,805               $12,245
 7/31/2001          $11,549               $11,583
 8/31/2001          $11,208               $11,208
 9/30/2001          $ 9,781               $ 9,700
10/31/2001          $10,143               $10,267
11/30/2001          $10,890               $11,062
12/31/2001          $11,452               $11,745
 1/31/2002          $11,560               $11,623
 2/28/2002          $11,506               $11,304
 3/31/2002          $12,411               $12,213
 4/30/2002          $12,691               $12,324
 5/31/2002          $12,239               $11,777
 6/30/2002          $11,776               $11,193
 7/31/2002          $10,020               $ 9,502
 8/31/2002          $10,095               $ 9,478
 9/30/2002          $ 9,373               $ 8,797
10/31/2002          $ 9,621               $ 9,079
11/30/2002          $10,149               $ 9,890
12/31/2002          $ 9,786               $ 9,339
 1/31/2003          $ 9,449               $ 9,081
 2/28/2003          $ 9,144               $ 8,806
 3/31/2003          $ 9,275               $ 8,920
 4/30/2003          $10,036               $ 9,765
 5/31/2003          $10,993               $10,813
 6/30/2003          $11,275               $11,009
 7/31/2003          $12,015               $11,698
 8/31/2003          $12,569               $12,234
 9/30/2003          $12,308               $12,008
10/31/2003          $13,254               $13,017
11/30/2003          $13,657               $13,479
12/31/2003          $14,084               $13,752
 1/31/2004          $14,467               $14,350
 2/29/2004          $14,599               $14,478
 3/31/2004          $14,752               $14,613
 4/30/2004          $14,205               $13,868
 5/31/2004          $14,380               $14,089
 6/30/2004          $15,004               $14,682
 7/31/2004          $14,139               $13,694
 8/31/2004          $13,997               $13,623
 9/30/2004          $14,675               $14,263
10/31/2004          $15,026               $14,544
11/30/2004          $16,240               $15,805
12/31/2004          $16,776               $16,273
 1/31/2005          $16,105               $15,594
 2/28/2005          $16,458               $15,858
 3/31/2005          $16,011               $15,404
 4/30/2005          $15,163               $14,522
 5/31/2005          $16,082               $15,472
 6/30/2005          $16,741               $16,069
 7/31/2005          $17,659               $17,087
 8/31/2005          $17,424               $16,770
 9/30/2005          $17,624               $16,823
10/31/2005          $16,847               $16,301
11/30/2005          $17,824               $17,092
12/31/2005          $17,907               $17,014
 1/31/2006          $19,372               $18,540
 2/28/2006          $19,321               $18,489
 3/31/2006          $20,131               $19,386
 4/30/2006          $20,092               $19,382
 5/31/2006          $19,025               $18,294
 6/30/2006          $18,832               $18,411
 7/31/2006          $18,202               $17,812
 8/31/2006          $18,755               $18,340
 9/30/2006          $18,845               $18,492
10/31/2006          $19,784               $19,557
11/30/2006          $20,246               $20,072
12/31/2006          $20,271               $20,139
 1/31/2007          $20,544               $20,476
 2/28/2007          $20,487               $20,313
 3/31/2007          $20,760               $20,531
 4/30/2007          $21,235               $20,900
 5/31/2007          $22,099               $21,756
 6/30/2007          $21,897               $21,437
 7/31/2007          $20,717               $19,971
 8/31/2007          $20,847               $20,424
 9/30/2007          $21,437               $20,774

--------------------------------------------------------------------------------
1 Russell 2000 Index measures the performance of the 2,000 smallest companies in the Russell 3000 Index, which represents approximately 8% of the total market capitalization of the Russell 3000 Index. You cannot invest directly in an Index.

2 The chart compares the performance of the WELLS FARGO ADVANTAGE DIVERSIFIED SMALL CAP FUND Administrator Class shares for the life of the Fund with the Russell 2000 Index. The chart assumes a hypothetical investment of $10,000 in Administrator Class shares and reflects all operating expenses.

Performance Highlights                       Wells Fargo Equity Gateway Funds 13

--------------------------------------------------------------------------------

MANAGER'S DISCUSSION

FUND HIGHLIGHTS

o     The Fund's solid performance outpaced its benchmark.

o Small-cap growth stocks turned in the strongest performance for the Fund during the period.

o The newly added Emerging Growth portfolio was an outstanding contributor to Fund performance.

DESPITE A STRONG START EARLY ON, SMALL CAP STOCKS WEAKENED AND TRAILED THEIR MID AND LARGE CAP COUNTERPARTS BY THE END OF THE 12-MONTH PERIOD.

Among small caps, growth stocks turned in the strongest performance for the period, and the Fund's underlying portfolios in that category reflected this trend in the market. The Small Company Growth portfolio was a strong contributor and benefited from a significant underweight in financials, a sizable overweight in technology, and solid stock selection in both of these sectors. Since February, the Emerging Growth portfolio has been an outstanding performer for the Fund as the result of good stock selection across almost every sector. Small-cap value stocks were the more anemic of the small cap styles. Both of the underlying portfolios in the small-cap value category underperformed the Fund's Russell 2000 Index benchmark, but both of them outperformed the Russell 2000 Value Index during the period.

BEGINNING IN FEBRUARY 2007, A 3.33% POSITION WAS INITIATED IN THE EMERGING GROWTH PORTFOLIO, MANAGED BY THE WELLS CAPITAL MANAGEMENT GROWTH EQUITY TEAM.

The new position was subsequently increased to 6.62% in August 2007. The source of funding for these additions was a reduction in the Fund's position in the Small Company Growth portfolio. The overall weighting in the small-company growth category remained constant at 33.33%.

The Fund remains in its neutral allocation of one-third each in the small-company value, small-company core, and small-company growth categories.

--------------------------------------------------------------------------------
SECTOR DISTRIBUTION 3
(AS OF SEPTEMBER 30, 2007)
--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Information Technology                                                   (25%)
Materials                                                                 (4%)
Telecommunication Services                                                (1%)
Utilities                                                                 (2%)
Consumer Discretionary                                                   (14%)
Consumer Staples                                                          (4%)
Energy                                                                    (8%)
Financials                                                               (13%)
Health Care                                                              (15%)
Industrials                                                              (14%)

--------------------------------------------------------------------------------
 3 Equity holdings and sector distribution are subject to change. Cash and cash equivalents are not reflected in the calculations of equity holdings and sector distribution.

14 Wells Fargo Equity Gateway Funds                       Performance Highlights

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TEN LARGEST EQUITY HOLDINGS 3,4
(AS OF SEPTEMBER 30, 2007)
--------------------------------------------------------------------------------
Omnicell Incorporated                                                      0.69%
--------------------------------------------------------------------------------
Silicon Laboratories Incorporated                                          0.61%
--------------------------------------------------------------------------------
Crocs Incorporated                                                         0.58%
--------------------------------------------------------------------------------
Apex Silver Mines Limited                                                  0.53%
--------------------------------------------------------------------------------
Varian Semiconductor Equipment Associates Incorporated                     0.52%
--------------------------------------------------------------------------------
Concur Technologies Incorporated                                           0.50%
--------------------------------------------------------------------------------
Continental Resources Incorporated                                         0.50%
--------------------------------------------------------------------------------
Fuelcell Energy Incorporated                                               0.49%
--------------------------------------------------------------------------------
Corinthian Colleges Incorporated                                           0.46%
--------------------------------------------------------------------------------
Tech Data Corporation                                                      0.44%
--------------------------------------------------------------------------------

ON BALANCE, THE UNDERPINNINGS FOR U.S. STOCKS REMAIN POSITIVE.

Our optimistic outlook is based on three considerations: reasonable valuations, abundant liquidity, and low interest rates. The market tends to respond favorably when the Fed decides to cut lending rates, and we saw that this was true in August and September 2007. Looking back in history, Fed action to cut rates has often been a signal that more cuts were on the way.

On the more cautious side, optimistic earnings expectations for future quarters represent a potential risk for the market because disappointments can become a source of downward pressure.

After outperforming large cap stocks for eight years, the earnings momentum and valuations of small cap stocks relative to large cap seem to have deteriorated. Prospects for small companies are more sensitive to changes in the domestic economic environment, which may slow somewhat in future quarters in response to a softening housing market, subprime mortgage concerns, and higher energy costs. Because earnings for small companies tend to be more dependent on the domestic economy than earnings for large cap companies are, small cap companies are less likely to benefit from a weaker U.S. dollar.

Our outlook for growth stocks remains positive now that signs of slower economic growth, especially in housing, have emerged. A sluggish economy tends to favor growth stocks over cyclical/value stocks because their earnings tend to hold up better.

--------------------------------------------------------------------------------
 4 The Ten Largest Equity Holdings are calculated based on the market value of the Master Trust portfolio securities allocable to the Fund divided by total market value of the portfolio of investments of the Fund. See Notes to Financial Statements for a discussion of the Master Trust.

Performance Highlights                       Wells Fargo Equity Gateway Funds 15

--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN 5 (%) (AS OF SEPTEMBER 30, 2007)

---------------------------------------------------------------------------------------------
                                                                              Expense Ratio
DIVERSIFIED SMALL CAP FUND     6 Months*   1 Year   5 Year   Life of Fund   Gross 6    Net 7
---------------------------------------------------------------------------------------------
Administrator Class (NVDSX)       3.26      13.75    17.99       8.14        1.31%     1.20%
---------------------------------------------------------------------------------------------
BENCHMARK
---------------------------------------------------------------------------------------------
   Russell 2000 Index 1           1.19      12.34    18.75       7.79
---------------------------------------------------------------------------------------------

*     Returns for periods of less than one year are not annualized.

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTIONS OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE ON THE FUNDS' WEB SITE AT WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

ADMINISTRATOR CLASS SHARES ARE SOLD WITHOUT A FRONT-END SALES CHARGE OR CONTINGENT DEFERRED SALES CHARGE.

Stock fund values fluctuate in response to the activities of individual companies and general market and economic conditions. Smaller company stocks tend to be more volatile and less liquid than those of larger companies. The use of derivatives may reduce returns and/or increase volatility. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). This fund is exposed to foreign investment risk. Consult the Fund's prospectus for additional information on these and other risks.

--------------------------------------------------------------------------------
 5 The Fund is a gateway blended Fund that invests all of its assets in two or more Master Portfolios of the Master Trust in varying proportions. References to the investment activities of the Fund are intended to refer to the investment activities of the Master Portfolios in which it invests. Prior to April 11, 2005, the Administrator Class was named the Institutional Class.

 6 Reflects the gross expense ratio as stated in the February 1, 2007, prospectus and is based on the Fund's previous fiscal year expenses as reported in the Financial Highlights.

 7 The investment adviser has contractually committed through January 31, 2009, to waive fees and/or reimburse expenses to the extent necessary to maintain the net operating expense ratio shown. Without these reductions, the Fund's returns would have been lower.

16 Wells Fargo Equity Gateway Funds                       Performance Highlights


WELLS FARGO ADVANTAGE EMERGING GROWTH FUND
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE

The WELLS FARGO ADVANTAGE EMERGING GROWTH FUND (the Fund) seeks long-term capital appreciation.

INVESTMENT ADVISER

Wells Fargo Funds Management, LLC

SUBADVISER

Wells Capital Management Incorporated

PORTFOLIO MANAGERS

Brandon M. Nelson, CFA
Thomas C. Ognar, CFA
Bruce C. Olson, CFA

FUND INCEPTION

January 31, 2007

PERFORMANCE SUMMARY

8-MONTH TOTAL RETURN AS OF SEPTEMBER 30, 2007

--------------------------------------------------------------------------------
EMERGING GROWTH FUND                                               LIFE OF FUND
--------------------------------------------------------------------------------
Investor Class                                                           23.80%
--------------------------------------------------------------------------------
BENCHMARK
   Russell 2000 Growth Index 1                                            7.35%
--------------------------------------------------------------------------------

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTIONS OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE ON THE FUNDS' WEB SITE AT WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

INVESTOR CLASS SHARES ARE SOLD WITHOUT A FRONT-END SALES CHARGE OR CONTINGENT DEFERRED SALES CHARGE. NET AND GROSS EXPENSE RATIOS FOR INVESTOR CLASS SHARES ARE 1.49% AND 1.72%. THE INVESTMENT ADVISER HAS CONTRACTUALLY COMMITTED THROUGH JANUARY 31, 2009, TO WAIVE FEES AND/OR REIMBURSE EXPENSES TO THE EXTENT NECESSARY TO MAINTAIN THIS NET OPERATING EXPENSE RATIO. WITHOUT THESE REDUCTIONS, THE FUND'S RETURNS WOULD HAVE BEEN LOWER.

--------------------------------------------------------------------------------
GROWTH OF $10,000 INVESTMENTS 2
(AS OF SEPTEMBER 30, 2007)
--------------------------------------------------------------------------------

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

            WELLS FARGO ADVANTAGE EMERGING   Russell 2000
     DATE     GROWTH FUND - Investor Class   Growth Index

1/31/2007                         $ 10,000       $ 10,000
2/28/2007                         $  9,940       $  9,968
3/31/2007                         $ 10,230       $ 10,060
4/30/2007                         $ 10,530       $ 10,324
5/31/2007                         $ 10,990       $ 10,795
6/30/2007                         $ 11,220       $ 10,734
7/31/2007                         $ 11,110       $ 10,177
8/31/2007                         $ 11,330       $ 10,433
9/30/2007                         $ 12,380       $ 10,736

--------------------------------------------------------------------------------
1 The Russell 2000(R) Growth Index measures the performance of those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values. You cannot invest directly in an Index.

2 The chart compares the performance of the WELLS FARGO ADVANTAGE EMERGING GROWTH FUND Administrator Class and Investor Class shares for the life of the Fund with the Russell 2000 Growth Index. The chart assumes a hypothetical investment of $10,000 in Administrator Class and Investor Class shares and reflects all operating expenses.

Performance Highlights                       Wells Fargo Equity Gateway Funds 17

--------------------------------------------------------------------------------

MANAGER'S DISCUSSION

FUND HIGHLIGHTS

o On January 31, 2007, the Wells Fargo Advantage Emerging Growth Fund was launched. The investment team looks for companies with robust and sustainable growth in earnings and revenue and whose stock may benefit from positive revisions to earnings and revenue forecasts made by Wall Street analysts. In its first eight months, the Fund delivered strong results.

o Growth stocks significantly outperformed value stocks, providing the Fund with a favorable investing backdrop.

o In all types of market environments, we look for companies whose revenue and earnings estimates are being revised upward.

BOTTOM-UP STOCK SELECTION ACROSS MULTIPLE ECONOMIC SECTORS DROVE THE FUND'S STRONG RESULTS.

The Fund's outperformance relative to its benchmark was driven primarily by outstanding bottom-up stock selection in a variety of sectors, including consumer discretionary, health care, technology, and energy. Notable positive contributors were footwear makers Crocs and Deckers Outdoor, oil and gas development company Arena Resources, business services provider Concur Technologies, and laser systems manufacturer Cynosure. Individual detractors from performance included beverage maker Jones Soda, computer memory manufacturer STEC, audio technology company SRS Labs, and document-management company Captaris. Interestingly, we saw outperformance in nearly every sector in which we invested.

Besides timely stock selection, we also benefited from the market's increasing appetite for growth stocks. During the past eight months, growth stocks outperformed their value-stock counterparts. In addition, stocks with faster growth expectations performed better than stocks with lower growth expectations. This trend helped the Fund's performance because our portfolio tends to include faster-growing stocks than the average stock in the Russell 2000 Growth Index.

--------------------------------------------------------------------------------
TEN LARGEST EQUITY HOLDINGS 3,4
(AS OF SEPTEMBER 30, 2007)
--------------------------------------------------------------------------------
Crocs Incorporated                                                        3.97%
--------------------------------------------------------------------------------
Verifone Holdings Incorporated                                            3.25%
--------------------------------------------------------------------------------
New Oriental Education & Technology Group                                 3.13%
--------------------------------------------------------------------------------
Cynosure Incorporated                                                     3.00%
--------------------------------------------------------------------------------
Arena Resources Incorporated                                              2.95%
--------------------------------------------------------------------------------
Omnicell Incorporated                                                     2.93%
--------------------------------------------------------------------------------
Middleby Corporation                                                      2.75%
--------------------------------------------------------------------------------
Dealertrack Holdings Incorporated                                         2.68%
--------------------------------------------------------------------------------
Concur Technologies Incorporated                                          2.32%
--------------------------------------------------------------------------------
Shanda Interactive Entertainment Limited ADR                              2.24%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
3 Equity holdings and sector distribution are subject to change. Cash and cash equivalents are not reflected in the calculations of equity holdings and sector distribution.

4 The Ten Largest Equity Holdings are calculated based on the market value of the Master Trust portfolio securities allocable to the Fund divided by total market value of the portfolio of investments of the Fund. See Notes to Financial Statements for a discussion of the Master Trust.

18 Wells Fargo Equity Gateway Funds                       Performance Highlights

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SECTOR DISTRIBUTION 3
(AS OF SEPTEMBER 30, 2007)
--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Consumer Discretionary                                                    (23%)
Consumer Staples                                                           (3%)
Energy                                                                     (5%)
Financials                                                                 (2%)
Health Care                                                               (19%)
Industrials                                                               (12%)
Information Technology                                                    (33%)
Materials                                                                  (1%)
Telecommunication Services                                                 (2%)

THROUGHOUT THE PERIOD, WE BOUGHT AND SOLD STOCKS ACCORDING TO OUR STRICT INVESTMENT DISCIPLINE.

Our investment process is designed to identify companies that are likely to see sustained positive revisions to analysts' revenue and earnings estimates. Through experience, we have learned that companies with these positive revisions can be successful performers, because the positive revisions tend to result from outstanding execution by company management.

For example, we successfully anticipated positive revisions at Crocs, which manufactures and distributes unique footwear. As we mentioned, Crocs was a productive holding during the period, and the company's strong fundamentals drove positive revisions to its revenue and earnings estimates. For instance, at the beginning of 2007, Crocs' 2008 per-share earnings estimate was $1.15. By the end of the period, it had been revised upward to $2.52, more than doubling. This powerful earnings-estimate upgrade was driven by Crocs management's well-executed strategy to roll out innovative, affordable products with mass-market appeal in a cost-efficient manner.

How we sell stocks is just as critical as how we buy them. When selling a stock, we follow a strict discipline. For example, when a company's growth prospects are threatened in a way that that we believe will lead to fewer positive revisions, we tend to quickly reduce our position. One example of a stock we sold during the period was SRS Labs, cited earlier as an underperformer. This company, which sells audio-enhancement technologies for various consumer electronics products, lost a major customer and faced an expensive lawsuit. In our opinion, the company was less likely to have future positive revisions to revenue and earnings, and so we sold it.

SIGNIFICANT ECONOMIC CHALLENGES ARE PRESENT, BUT WE BELIEVE THAT THOSE CHALLENGES MAY ALSO OPEN UP OPPORTUNITIES FOR EMERGING GROWTH STOCKS.

We believe that high energy prices, reduced availability of credit, and a significant slowdown in the housing market have put stress on the U.S. consumer. As a result, the economy may grow below its historical rate of expansion over the coming year. At the same time, we are hopeful that economic challenges may continue to provide a positive backdrop for growth stocks. As earnings growth becomes more scarce, certain pockets of strength are likely to emerge in the economy. We seek to find those pockets of strength and identify stocks that meet our investment criteria.

Performance Highlights                       Wells Fargo Equity Gateway Funds 19

--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN 6 (%) (AS OF SEPTEMBER 30, 2007)

--------------------------------------------------------------------------------
                                                                Expense Ratio
EMERGING GROWTH FUND                          Life of Fund*   Gross 7    Net 8
--------------------------------------------------------------------------------
Administrator Class (WFGDX)                      24.00          1.37%    1.20%
--------------------------------------------------------------------------------
Investor Class (WFGTX)                           23.80          1.72%    1.49%
--------------------------------------------------------------------------------
BENCHMARK
--------------------------------------------------------------------------------
   Russell 2000 Growth Index 2                    7.35
--------------------------------------------------------------------------------

*     Returns for periods of less than one year are not annualized.

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTIONS OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE ON THE FUNDS' WEB SITE AT WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

ADMINISTRATOR AND INVESTOR CLASS SHARES ARE SOLD WITHOUT A FRONT-END SALES CHARGE OR CONTINGENT DEFERRED SALES CHARGE.

Stock fund values fluctuate in response to the activities of individual companies and general market and economic conditions. Smaller company stocks tend to be more volatile and less liquid than those of larger companies. The use of derivatives may reduce returns and/or increase volatility. Active trading results in increased turnover and trading expenses, and may generate higher short-term capital gains. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). This fund is exposed to foreign investment risk. Consult the Fund's prospectus for additional information on these and other risks.

--------------------------------------------------------------------------------
6 The Fund is a gateway feeder fund that invests all of its assets in a single master portfolio of the Master Trust with a substantially similar investment objective and substantially similar investment strategies. References to the investment activities of the Fund are intended to refer to the investment activities of the master portfolio in which it invests.

7 Reflects the gross expense ratio as stated in the February 1,2007, prospectus and is based on estimates for the current fiscal year, as this is the first fiscal year for the Fund. The gross expense ratio reported in the Financial Highlights is based on actual expenses for the Fund.

8 The investment adviser has contractually committed through January 31, 2009, to waive fees and/or reimburse expenses to the extent necessary to maintain the net operating expense ratio shown. Without these reductions, the Fund's returns would have been lower.

20 Wells Fargo Equity Gateway Funds                       Performance Highlights


WELLS FARGO ADVANTAGE EQUITY INCOME FUND
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE

The WELLS FARGO ADVANTAGE EQUITY INCOME FUND (the Fund) seeks long-term capital appreciation and dividend income.

INVESTMENT ADVISER

Wells Fargo Funds Management, LLC

SUBADVISER

Wells Capital Management Incorporated

PORTFOLIO MANAGERS

Gary J. Dunn, CFA
Robert M. Thornburg

FUND INCEPTION
March 31, 1989

PERFORMANCE SUMMARY

12-MONTH TOTAL RETURN AS OF SEPTEMBER 30, 2007
(EXCLUDING SALES CHARGES)

--------------------------------------------------------------------------------
EQUITY INCOME FUND                                                 1 YEAR
--------------------------------------------------------------------------------
Class A                                                             15.36%
--------------------------------------------------------------------------------
BENCHMARK
   Russell 1000 Value Index 1                                       14.45%
--------------------------------------------------------------------------------

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTIONS OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE SHOWN WITHOUT SALES CHARGES WOULD BE LOWER IF SALES CHARGES WERE REFLECTED. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE ON THE FUNDS' WEB SITE AT WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

FOR CLASS A SHARES, THE MAXIMUM FRONT-END SALES CHARGE IS 5.75%.PERFORMANCE INCLUDING SALES CHARGE ASSUMES THE SALES CHARGE FOR THE CORRESPONDING TIME PERIOD. NET AND GROSS EXPENSE RATIOS FOR CLASS A SHARES ARE 1.10% AND 1.36%. THE INVESTMENT ADVISER HAS CONTRACTUALLY COMMITTED THROUGH JANUARY 31, 2009, TO WAIVE FEES AND/OR REIMBURSE EXPENSES TO THE EXTENT NECESSARY TO MAINTAIN THIS NET OPERATING EXPENSE RATIO. WITHOUT THESE REDUCTIONS, THE FUND'S RETURNS WOULD HAVE BEEN LOWER.

--------------------------------------------------------------------------------
GROWTH OF $10,000 INVESTMENTS 2
(AS OF SEPTEMBER 30, 2007)
--------------------------------------------------------------------------------

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                                                    WELLS FARGO
                                                  ADVANTAGE EQUITY
                WELLS FARGO ADVANTAGE       INCOME FUND - Administrator   Russell 1000 Value
DATE         EQUITY INCOME FUND - Class A            Class                     Index
 9/30/1997              $  9425                    $ 10000                    $ 10,000
10/31/1997              $  9133                    $  9690                    $  9,721
11/30/1997              $  9569                    $ 10152                    $ 10,151
12/31/1997              $  9752                    $ 10344                    $ 10,447
 1/31/1998              $  9765                    $ 10361                    $ 10,299
 2/28/1998              $ 10420                    $ 11056                    $ 10,992
 3/31/1998              $ 10969                    $ 11638                    $ 11,665
 4/30/1998              $ 11069                    $ 11742                    $ 11,743
 5/31/1998              $ 10908                    $ 11570                    $ 11,569
 6/30/1998              $ 11081                    $ 11754                    $ 11,717
 7/31/1998              $ 10765                    $ 11422                    $ 11,511
 8/31/1998              $  9413                    $  9984                    $  9,798
 9/30/1998              $  9932                    $ 10538                    $ 10,360
10/31/1998              $ 10638                    $ 11284                    $ 11,163
11/30/1998              $ 11138                    $ 11815                    $ 11,683
12/31/1998              $ 11490                    $ 12191                    $ 12,081
 1/31/1999              $ 11457                    $ 12156                    $ 12,177
 2/28/1999              $ 11484                    $ 12182                    $ 12,006
 3/31/1999              $ 11933                    $ 12658                    $ 12,254
 4/30/1999              $ 12548                    $ 13314                    $ 13,399
 5/31/1999              $ 12516                    $ 13276                    $ 13,251
 6/30/1999              $ 13029                    $ 13823                    $ 13,636
 7/31/1999              $ 12682                    $ 13456                    $ 13,236
 8/31/1999              $ 12471                    $ 13229                    $ 12,745
 9/30/1999              $ 11995                    $ 12724                    $ 12,300
10/31/1999              $ 12326                    $ 13075                    $ 13,009
11/30/1999              $ 12419                    $ 13176                    $ 12,907
12/31/1999              $ 12439                    $ 13200                    $ 12,969
 1/31/2000              $ 11812                    $ 12538                    $ 12,546
 2/29/2000              $ 10909                    $ 11582                    $ 11,614
 3/31/2000              $ 11999                    $ 12744                    $ 13,031
 4/30/2000              $ 11941                    $ 12685                    $ 12,880
 5/31/2000              $ 12136                    $ 12892                    $ 13,015
 6/30/2000              $ 11852                    $ 12593                    $ 12,420
 7/31/2000              $ 11614                    $ 12343                    $ 12,576
 8/31/2000              $ 12266                    $ 13038                    $ 13,275
 9/30/2000              $ 12135                    $ 12901                    $ 13,397
10/31/2000              $ 12459                    $ 13248                    $ 13,727
11/30/2000              $ 12021                    $ 12786                    $ 13,217
12/31/2000              $ 12644                    $ 13451                    $ 13,880
 1/31/2001              $ 12635                    $ 13445                    $ 13,932
 2/28/2001              $ 12264                    $ 13053                    $ 13,545
 3/31/2001              $ 11576                    $ 12323                    $ 13,067
 4/30/2001              $ 12347                    $ 13147                    $ 13,707
 5/31/2001              $ 12568                    $ 13382                    $ 14,016
 6/30/2001              $ 12200                    $ 12996                    $ 13,704
 7/31/2001              $ 12067                    $ 12857                    $ 13,676
 8/31/2001              $ 11810                    $ 12586                    $ 13,127
 9/30/2001              $ 11047                    $ 11772                    $ 12,203
10/31/2001              $ 11184                    $ 11924                    $ 12,098
11/30/2001              $ 11789                    $ 12568                    $ 12,801
12/31/2001              $ 11926                    $ 12718                    $ 13,103
 1/31/2002              $ 11752                    $ 12536                    $ 13,002
 2/28/2002              $ 11819                    $ 12611                    $ 13,023
 3/31/2002              $ 12208                    $ 13030                    $ 13,639
 4/30/2002              $ 11826                    $ 12622                    $ 13,171
 5/31/2002              $ 11817                    $ 12615                    $ 13,237
 6/30/2002              $ 11188                    $ 11949                    $ 12,477
 7/31/2002              $ 10158                    $ 10848                    $ 11,317
 8/31/2002              $ 10204                    $ 10901                    $ 11,403
 9/30/2002              $  8856                    $  9461                    $ 10,135
10/31/2002              $  9509                    $ 10159                    $ 10,886
11/30/2002              $ 10070                    $ 10765                    $ 11,572
12/31/2002              $  9554                    $ 10215                    $ 11,069
 1/31/2003              $  9258                    $  9899                    $ 10,802
 2/28/2003              $  8972                    $  9596                    $ 10,513
 3/31/2003              $  8990                    $  9617                    $ 10,531
 4/30/2003              $  9712                    $ 10390                    $ 11,458
 5/31/2003              $ 10282                    $ 11001                    $ 12,198
 6/30/2003              $ 10488                    $ 11227                    $ 12,350
 7/31/2003              $ 10674                    $ 11430                    $ 12,536
 8/31/2003              $ 10722                    $ 11481                    $ 12,731
 9/30/2003              $ 10638                    $ 11392                    $ 12,607
10/31/2003              $ 11242                    $ 12044                    $ 13,379
11/30/2003              $ 11361                    $ 12175                    $ 13,560
12/31/2003              $ 12039                    $ 12899                    $ 14,396
 1/31/2004              $ 12248                    $ 13128                    $ 14,649
 2/29/2004              $ 12576                    $ 13483                    $ 14,963
 3/31/2004              $ 12434                    $ 13331                    $ 14,832
 4/30/2004              $ 12230                    $ 13117                    $ 14,470
 5/31/2004              $ 12245                    $ 13136                    $ 14,617
 6/30/2004              $ 12441                    $ 13346                    $ 14,962
 7/31/2004              $ 12186                    $ 13077                    $ 14,752
 8/31/2004              $ 12283                    $ 13189                    $ 14,961
 9/30/2004              $ 12385                    $ 13299                    $ 15,193
10/31/2004              $ 12468                    $ 13392                    $ 15,446
11/30/2004              $ 12995                    $ 13960                    $ 16,227
12/31/2004              $ 13379                    $ 14373                    $ 16,770
 1/31/2005              $ 13291                    $ 14282                    $ 16,473
 2/28/2005              $ 13700                    $ 14726                    $ 17,019
 3/31/2005              $ 13426                    $ 14437                    $ 16,785
 4/30/2005              $ 13177                    $ 14169                    $ 16,484
 5/31/2005              $ 13519                    $ 14540                    $ 16,881
 6/30/2005              $ 13473                    $ 14495                    $ 17,066
 7/31/2005              $ 13885                    $ 14940                    $ 17,560
 8/31/2005              $ 13804                    $ 14857                    $ 17,483
 9/30/2005              $ 13963                    $ 15033                    $ 17,729
10/31/2005              $ 13743                    $ 14796                    $ 17,279
11/30/2005              $ 14152                    $ 15237                    $ 17,844
12/31/2005              $ 14069                    $ 15157                    $ 17,953
 1/31/2006              $ 14275                    $ 15378                    $ 18,650
 2/28/2006              $ 14356                    $ 15471                    $ 18,764
 3/31/2006              $ 14442                    $ 15568                    $ 19,019
 4/30/2006              $ 14830                    $ 15987                    $ 19,502
 5/31/2006              $ 14432                    $ 15562                    $ 19,009
 6/30/2006              $ 14459                    $ 15591                    $ 19,131
 7/31/2006              $ 14767                    $ 15929                    $ 19,596
 8/31/2006              $ 15109                    $ 16303                    $ 19,924
 9/30/2006              $ 15461                    $ 16683                    $ 20,321
10/31/2006              $ 15954                    $ 17221                    $ 20,985
11/30/2006              $ 16258                    $ 17550                    $ 21,464
12/31/2006              $ 16657                    $ 17986                    $ 21,945
 1/31/2007              $ 16724                    $ 18064                    $ 22,226
 2/28/2007              $ 16397                    $ 17716                    $ 21,879
 3/31/2007              $ 16639                    $ 17976                    $ 22,218
 4/30/2007              $ 17287                    $ 18683                    $ 23,040
 5/31/2007              $ 17895                    $ 19342                    $ 23,872
 6/30/2007              $ 17533                    $ 18954                    $ 23,313
 7/31/2007              $ 16871                    $ 18243                    $ 22,236
 8/31/2007              $ 17174                    $ 18571                    $ 22,485
 9/30/2007              $ 17836                    $ 19294                    $ 23,256

--------------------------------------------------------------------------------
1 The Russell 1000 Value Index measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values. You cannot invest directly in an Index.

2 The chart compares the performance of the WELLS FARGO ADVANTAGE EQUITY INCOME FUND Class A and Administrator Class shares for the most recent ten years with the Russell 1000 Value Index. The chart assumes a hypothetical investment of $10,000 in Class A and Administrator Class shares and reflects all operating expenses and, for Class A shares, assumes the maximum initial sales charge of 5.75%.

Performance Highlights                       Wells Fargo Equity Gateway Funds 21

--------------------------------------------------------------------------------

MANAGER'S DISCUSSION

o The Fund performed well during the past year, outperforming its benchmark, the Russell 1000 Value Index.

o The Fund saw positive results from its holdings in a variety of economic sectors, although financial stocks encountered difficulty.

o Given the market's unpredictability, we managed the Fund's risk by making it more diversified.

STRONG STOCK SELECTION IN ENERGY AND OTHER SECTORS CONTRIBUTED TO THE FUND'S GAINS AND HELPED TO MITIGATE BROAD CHALLENGES IN THE FINANCIAL SECTOR.

While every economic sector delivered positive overall performance for the year, several of them stood out and significantly enhanced the Fund's performance. Energy led the way, followed closely by telecommunication services, utilities, technology, industrials, and materials.

Our gains in the energy sector were fairly broad based, as crude oil prices jumped to more than $80 per barrel by the end of September 2007. Exxon Mobil, Chevron, and ConocoPhillips all reported strong earnings that moved the stocks considerably higher. Larger capitalization stocks in the information technology sector also provided good returns for the Fund. Nokia's stock price almost doubled, thanks to the company's strong market share and profitability. Among our other strong performers in the technology sector were network equipment maker Cisco Systems, computer and electronics manufacturer Hewlett-Packard, and diversified technology company IBM. All three stocks generated earnings growth that was well above that of the broader market.

In telecommunication services, AT&T, Verizon, and Alltel generated solid investment returns for the Fund, while in industrials, conglomerate Honeywell International was the group's top performer. It benefited from surprisingly high earnings growth and expectations for success to continue into next year. In the consumer discretionary sector--which faced a number of challenges overall--portfolio holding McDonald's was a premier performer. The restaurant giant

--------------------------------------------------------------------------------
TEN LARGEST EQUITY HOLDINGS 3,4
(AS OF SEPTEMBER 30, 2007)
--------------------------------------------------------------------------------
Exxon Mobil Corporation                                                    4.41%
--------------------------------------------------------------------------------
Citigroup Incorporated                                                     3.59%
--------------------------------------------------------------------------------
General Electric Company                                                   3.45%
--------------------------------------------------------------------------------
Chevron Corporation                                                        3.32%
--------------------------------------------------------------------------------
AT&T Incorporated                                                          3.22%
--------------------------------------------------------------------------------
Bank of America Corporation                                                3.11%
--------------------------------------------------------------------------------
ConocoPhillips                                                             2.89%
--------------------------------------------------------------------------------
JPMorgan Chase & Company                                                   2.50%
--------------------------------------------------------------------------------
Procter & Gamble Company                                                   2.35%
--------------------------------------------------------------------------------
Verizon Communications Incorporated                                        2.31%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
3 Equity holdings and sector distribution are subject to change. Cash and cash equivalents are not reflected in the calculations of equity holdings and sector distribution.

4 The Ten Largest Equity Holdings are calculated based on the market value of the Master Trust portfolio securities allocable to the Fund divided by total market value of the portfolio of investments of the Fund. See Notes to Financial Statements for a discussion of the Master Trust.

22 Wells Fargo Equity Gateway Funds                       Performance Highlights

--------------------------------------------------------------------------------

continued to demonstrate strong earnings growth in both domestic and international markets. Other top individual performers for the Fund included utilities Public Service Enterprise Group and FPL Group as well as materials company Air Products and Chemicals.

In contrast, the financial sector was the period's worst performing group, after strong results during the previous 12 months. Our holdings in financials struggled, though underweighting the sector compared to the benchmark cushioned some of the damage. Despite the summertime turmoil in the credit markets, Goldman Sachs, which reported record earnings during the period, provided very good returns for the Fund. Unfortunately, some of our financial positions with more direct exposure to consumer spending did not fare as well. Stocks such as Capital One Financial, Countrywide Financial, Merrill Lynch, and Wachovia all finished the year in negative territory.

Elsewhere, several stocks in the portfolio failed to match market-level earnings growth and hindered our performance. These names included retailer Macy's, drug companies Pfizer and Wyeth Pharmaceuticals, and communications technology company Motorola. Macy's reported very disappointing second-quarter earnings that significantly trailed analysts' expectations. Pfizer's near-term growth prospects remained in question, while several product-development disappointments dampened investors' enthusiasm about Wyeth.

TO MANAGE THE FUND'S RISK, WE INCREASED THE NUMBER OF STOCKS IN THE PORTFOLIO, WHILE SELLING A HANDFUL OF NAMES FOR EITHER VALUATION REASONS OR DISAPPOINTING FUNDAMENTALS.

--------------------------------------------------------------------------------
SECTOR DISTRIBUTION 3
(AS OF SEPTEMBER 30, 2007)
--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Consumer Discretionary                                                     (7%)
Consumer Staples                                                           (8%)
Energy                                                                    (15%)
Financials                                                                (29%)
Health Care                                                                (7%)
Industrials                                                               (10%)
Information Technology                                                     (9%)
Materials                                                                  (4%)
Telecommunication Services                                                 (6%)
Utilities                                                                  (5%)

A major focus of the past year was to further diversify the portfolio to actively manage its risk and to take advantage of market opportunities. We increased our total holdings by about 20% to 76 companies at period-end. Approximately 20 new positions were added--including several new spinoffs--while we sold out of seven holdings entirely. For example, we sold Express Scripts, Baxter International, and Biomet, all of which reached our price targets. We also sold BP, Motorola, Fifth Third Bancorp, and Countrywide Financial due to their below-average operating fundamentals. In addition, both Kinder Morgan and North Fork Bancorp exited the portfolio after being acquired.

Some notable new positions added during the period included CVS Caremark, Safeway, Marathon Oil, Bank of New York Mellon, Merrill Lynch, Merck, WellPoint, Rockwell Automation, and Symantec.

Performance Highlights                       Wells Fargo Equity Gateway Funds 23

--------------------------------------------------------------------------------

Changes to the portfolio's sector weightings were relatively modest. The Fund's allocation to the consumer discretionary, health care, and utilities sectors declined, while our weighting in industrials, energy, and telecommunication services increased.

WE BELIEVE THAT OUR FOCUS ON FUNDAMENTALLY SOUND COMPANIES SHOULD HELP THE FUND WITHSTAND ANY POTENTIAL MARKET VOLATILITY.

While stock returns were quite good during the past year, market uncertainty may very well continue. We remain hopeful that the economy can avoid a recession as it confronts rising energy prices, the housing slump, and a credit squeeze that, combined, could lower projected economic growth. On the positive side, increasing economic leadership from emerging markets should help sustain global economic growth and counter a slower U.S. economy. In this environment, fundamentally sound companies with exposure to international markets may be the beneficiaries.

Our focus on high-quality companies with strong fundamentals--such as those with long-term expected earnings growth above the market average and valuations below the market average--drives our decision-making process in any economic environment. We believe that seasoned, stable companies with growing exposure to worldwide economic expansion are positioned not only to survive future market volatility but also to benefit in the long run.

24 Wells Fargo Equity Gateway Funds                       Performance Highlights

--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN 5 (%) (AS OF SEPTEMBER 30, 2007)

--------------------------------------------------------------------------------------------------------------------------------
                                        Including Sales Charge                  Excluding Sales Charge           Expense Ratio
EQUITY INCOME FUND              6 Months*   1 Year   5 Year   10 Year   6 Months*   1 Year   5 Year   10 Year   Gross 6   Net 7
--------------------------------------------------------------------------------------------------------------------------------
Class A (NVAEX)                    1.03       8.73    13.68     5.96       7.19      15.36    15.03     6.59     1.36%    1.10%
--------------------------------------------------------------------------------------------------------------------------------
Class B (NVBEX)                    1.80       9.49    13.93     5.79       6.80      14.49    14.17     5.79     2.11%    1.85%
--------------------------------------------------------------------------------------------------------------------------------
Class C (WFEEX)                    5.80      13.48    14.17     5.78       6.80      14.48    14.17     5.78     2.11%    1.85%
--------------------------------------------------------------------------------------------------------------------------------
Administrator Class (NVIEX)                                                7.33      15.65    15.32     6.79     1.18%    0.85%
--------------------------------------------------------------------------------------------------------------------------------
BENCHMARK
--------------------------------------------------------------------------------------------------------------------------------
   Russell 1000 Value Index 1                                              4.67      14.45    18.07     8.80
--------------------------------------------------------------------------------------------------------------------------------

*     Returns for periods of less than one year are not annualized.

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTIONS OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE SHOWN WITHOUT SALES CHARGES WOULD BE LOWER IF SALES CHARGES WERE REFLECTED. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE ON THE FUNDS' WEB SITE AT WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

FOR CLASS A SHARES, THE MAXIMUM FRONT-END SALES CHARGE IS 5.75%. FOR CLASS B SHARES, THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE IS 5.00%. FOR CLASS C SHARES, THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE IS 1.00%. PERFORMANCE INCLUDING SALES CHARGE ASSUMES THE SALES CHARGE FOR THE CORRESPONDING TIME PERIOD. ADMINISTRATOR CLASS SHARES ARE SOLD WITHOUT A FRONT-END SALES CHARGE OR CONTINGENT DEFERRED SALES CHARGE.

Stock fund values fluctuate in response to the activities of individual companies and general market and economic conditions. The use of derivatives may reduce returns and/or increase volatility. Consult the Fund's prospectus for additional information on these and other risks.

--------------------------------------------------------------------------------
5 The Fund is a gateway feeder fund that invests all of its assets in a single master portfolio of the Master Trust with a substantially similar investment objective and substantially similar investment strategies. References to the investment activities of the Fund are intended to refer to the investment activities of the master portfolio in which it invests. Performance shown prior to the inception of the Class A, Class B and Class C shares reflects the performance of the Administrator Class shares, adjusted to reflect Class A, Class B and Class C sales charges and expenses, as applicable. Prior to April 11, 2005, the Administrator Class was named the Institutional Class.

6 Reflects the gross expense ratio as stated in the February 1, 2007, prospectus and is based on the Fund's previous fiscal year expenses, which includes the gross expenses of the Master Portfolio. The gross expense ratio reported in the Financial Highlights includes only the net expenses of the Master Portfolio.

7 The investment adviser has contractually committed through January 31, 2009, to waive fees and/or reimburse expenses to the extent necessary to maintain the net operating expense ratio shown. Without these reductions, the Fund's returns would have been lower.

                                          THIS PAGE IS INTENTIONALLY LEFT BLANK.

26 Wells Fargo Equity Gateway Funds                       Performance Highlights


WELLS FARGO ADVANTAGE EQUITY VALUE FUND
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE

The WELLS FARGO ADVANTAGE EQUITY VALUE FUND (the Fund) seeks long-term capital appreciation.

INVESTMENT ADVISER

Wells Fargo Funds Management, LLC

SUBADVISER

Systematic Financial Management, L.P.

PORTFOLIO MANAGERS

D. Kevin McCreesh, CFA
Ronald M. Mushock, CFA

FUND INCEPTION

August 29, 2003

PERFORMANCE SUMMARY

12-MONTH TOTAL RETURN AS OF SEPTEMBER 30, 2007
(EXCLUDING SALES CHARGES)

----------------------------------------------------------
EQUITY VALUE FUND                                  1 YEAR
----------------------------------------------------------
Class A                                             19.50%
----------------------------------------------------------
BENCHMARK
   Russell 1000 Value Index 1                       14.45%
----------------------------------------------------------

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTIONS OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE SHOWN WITHOUT SALES CHARGES WOULD BE LOWER IF SALES CHARGES WERE REFLECTED. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE ON THE FUNDS' WEB SITE AT WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

FOR CLASS A SHARES, THE MAXIMUM FRONT-END SALES CHARGE IS 5.75%. PERFORMANCE INCLUDING SALES CHARGE ASSUMES THE SALES CHARGE FOR THE CORRESPONDING TIME PERIOD. NET AND GROSS EXPENSE RATIOS FOR CLASS A SHARES ARE 1.25 AND 1.53%. THE INVESTMENT ADVISER HAS CONTRACTUALLY COMMITTED THROUGH JANUARY 31, 2009, TO WAIVE FEES AND/OR REIMBURSE EXPENSES TO THE EXTENT NECESSARY TO MAINTAIN THIS NET OPERATING EXPENSE RATIO. WITHOUT THESE REDUCTIONS, THE FUND'S RETURNS WOULD HAVE BEEN LOWER.

--------------------------------------------------------------------------------
GROWTH OF $10,000 INVESTMENTS 2
(AS OF SEPTEMBER 30, 2007)
--------------------------------------------------------------------------------

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                 WELLS FARGO ADVANTAGE   WELLS FARGO ADVANTAGE
                      EQUITY VALUE        EQUITY VALUE FUND -    Russell 1000
  DATE               FUND - Class A       Administrator Class     Value Index
 8/31/2003               $  9425                $1,0000             $10,000
 9/30/2003               $  9255                $  9820             $ 9,902
10/31/2003               $  9689                $1,0280             $10,508
11/30/2003               $1,0028                $1,0650             $10,651
12/31/2003               $1,0438                $1,1088             $11,308
 1/31/2004               $1,0618                $1,1278             $11,506
 2/29/2004               $1,0910                $1,1599             $11,753
 3/31/2004               $1,0750                $1,1428             $11,650
 4/30/2004               $1,0306                $1,0958             $11,365
 5/31/2004               $1,0476                $1,1138             $11,481
 6/30/2004               $1,0825                $1,1519             $11,753
 7/31/2004               $1,0580                $1,1258             $11,587
 8/31/2004               $1,0599                $1,1278             $11,752
 9/30/2004               $1,0825                $1,1519             $11,934
10/31/2004               $1,1080                $1,1799             $12,132
11/30/2004               $1,1664                $1,2419             $12,746
12/31/2004               $1,1996                $1,2782             $13,173
 1/31/2005               $1,1816                $1,2581             $12,939
 2/28/2005               $1,2271                $1,3072             $13,368
 3/31/2005               $1,2091                $1,2892             $13,184
 4/30/2005               $1,1711                $1,2481             $12,948
 5/31/2005               $1,2110                $1,2912             $13,260
 6/30/2005               $1,2309                $1,3132             $13,405
 7/31/2005               $1,2764                $1,3613             $13,793
 8/31/2005               $1,2773                $1,3623             $13,733
 9/30/2005               $1,3105                $1,3994             $13,925
10/31/2005               $1,2735                $1,3593             $13,572
11/30/2005               $1,3115                $1,4004             $14,016
12/31/2005               $1,3204                $1,4106             $14,102
 1/31/2006               $1,3730                $1,4670             $14,649
 2/28/2006               $1,3739                $1,4680             $14,739
 3/31/2006               $1,3911                $1,4861             $14,938
 4/30/2006               $1,4131                $1,5103             $15,318
 5/31/2006               $1,3720                $1,4670             $14,931
 6/30/2006               $1,3854                $1,4821             $15,027
 7/31/2006               $1,4026                $1,5002             $15,392
 8/31/2006               $1,4284                $1,5274             $15,650
 9/30/2006               $1,4447                $1,5465             $15,961
10/31/2006               $1,4953                $1,6009             $16,483
11/30/2006               $1,5287                $1,6371             $16,859
12/31/2006               $1,5472                $1,6573             $17,237
 1/31/2007               $1,5837                $1,6958             $17,458
 2/28/2007               $1,5630                $1,6750             $17,185
 3/31/2007               $1,6014                $1,7155             $17,452
 4/30/2007               $1,6674                $1,7862             $18,097
 5/31/2007               $1,7314                $1,8559             $18,751
 6/30/2007               $1,6960                $1,8174             $18,312
 7/31/2007               $1,6378                $1,7561             $17,466
 8/31/2007               $1,6556                $1,7758             $17,661
 9/30/2007               $1,7265                $1,8528             $18,267

--------------------------------------------------------------------------------
1 The Russell 1000 Value Index measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values. You cannot invest directly in an Index.

2 The chart compares the performance of the WELLS FARGO ADVANTAGE EQUITY VALUE FUND Class A and Administrator Class shares for the life of the Fund with the Russell 1000 Value Index. The chart assumes a hypothetical investment of $10,000 in Class A and Administrator Class shares and reflects all operating expenses and, for Class A shares, assumes the maximum initial sales charge of 5.75%.

Performance Highlights                       Wells Fargo Equity Gateway Funds 27

--------------------------------------------------------------------------------

MANAGER'S DISCUSSION

FUND HIGHLIGHTS

o The Fund beat its benchmark, the Russell 1000 Value Index, by a significant margin during the past year.

o We took advantage of opportunities in the consumer discretionary sector while reducing our allocation to materials stocks.

o We are optimistic about the stock market environment and the Fund's potential to perform well.

STRONG STOCK SELECTION IN A VARIETY OF SECTORS HELPED PERFORMANCE, THOUGH AN OVERWEIGHTING IN FINANCIALS AND AN UNDERWEIGHTING IN TECHNOLOGY STOCKS DETRACTED.

The Fund handily outpaced the Russell 1000 Value Index by more than 4.5% for the 12-month period. This strength can be attributed primarily to strong stock selection in the industrials, materials, health care, and telecommunication services sectors. Overall, sector allocation provided only a modestly negative impact on results, with the biggest underperformance coming from a relative overweighting in the poor-performing financial sector and an underweighting in information technology stocks.

WE SAW NEW OPPORTUNITIES IN CONSUMER DISCRETIONARY STOCKS PHILLIPS VAN HEUSEN AND BIG LOTS, WHILE IN THE MATERIALS SECTOR, WE ELIMINATED AIRGAS FROM THE PORTFOLIO.

We increased the Fund's exposure to the consumer discretionary sector, building positions in apparel company Phillips Van Heusen and closeout retailer Big Lots. Phillips Van Heusen continued to benefit from its acquisition of Calvin Klein. The firm has boosted profits by licensing the well-known brand to merchandisers. Through astute acquisitions of this and other high-profile brands--such as Izod--Phillips Van Heusen has succeeded in building itself into a "lifestyle" company and, as a result, been well-rewarded by investors.

Although Big Lots beat analysts' earnings expectations and raised its earnings guidance during the second quarter, many investors were hoping that the company would do even better. Coupled with investors' expectations for tougher earnings comparisons in future quarters, the stock fell during the period. At period-end, we continued to own Big Lots, however, because of its strong earnings quality and management team's focus on improving margins.

--------------------------------------------------------------------------------
SECTOR DISTRIBUTION 3
(AS OF SEPTEMBER 30, 2007)
--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Consumer Discretionary                                                     (7%)
Consumer Staples                                                           (7%)
Energy                                                                    (13%)
Financials                                                                (30%)
Health Care                                                                (9%)
Industrials                                                                (9%)
Information Technology                                                     (6%)
Materials                                                                  (7%)
Telecommunication Services                                                 (6%)
Utilities                                                                  (6%)

--------------------------------------------------------------------------------
3 Sector distribution and equity holdings are subject to change. Cash and cash equivalents are not reflected in the calculations of sector distribution and equity holdings.

28 Wells Fargo Equity Gateway Funds                       Performance Highlights

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TEN LARGEST EQUITY HOLDINGS 3,4
(AS OF SEPTEMBER 30, 2007)
--------------------------------------------------------------------------------
Exxon Mobil Corporation                                                   4.85%
--------------------------------------------------------------------------------
Bank of America Corporation                                               3.66%
--------------------------------------------------------------------------------
Citigroup Incorporated                                                    3.12%
--------------------------------------------------------------------------------
AT & T Incorporated                                                       3.09%
--------------------------------------------------------------------------------
JPMorgan Chase & Company                                                  2.59%
--------------------------------------------------------------------------------
Celanese Corporation Series A                                             2.43%
--------------------------------------------------------------------------------
American Electric Power Company Incorporated                              2.34%
--------------------------------------------------------------------------------
CIGNA Corporation                                                         2.00%
--------------------------------------------------------------------------------
Verizon Communications Incorporated                                       1.98%
--------------------------------------------------------------------------------
Edison International                                                      1.91%
--------------------------------------------------------------------------------

We also reduced the Fund's exposure to the materials sector. In December 2006, we sold our entire position in industrial gas distributor Airgas. Following an acquisition of Linde, the company's valuation rose to what we believed was fair value. In addition, although the company beat analysts' consensus earnings estimates, its same-store sales growth was lower than we expected. Both factors together contributed to our decision to sell the stock.

WE BELIEVE THAT THE MARKET'S FOCUS ON FUNDAMENTALLY SOUND COMPANIES CAN BE A POSITIVE FOR THE FUND.

We remain optimistic about both the future for the equity markets and our investment strategy. We continue to believe that the economy can avoid a near-term recession, though growth is clearly slowing. The declining housing market and its ultimate effect on consumer spending--approximately two-thirds of the U.S. economy--remains the wild card. As we have mentioned before, consumers have proven to be very resilient. They may benefit from several positive influences: low interest rates, massive amounts of worldwide liquidity, a reasonable valuation for the market as a whole, and strong global economic growth. In our opinion, these factors combine to tip the scales in favor of optimism.

Our investment process depends on bottom-up stock analysis, meaning that we choose stocks based on their individual fundamentals as well as quantifiable factors that we believe may indicate future stock performance. Through our analysis, we have noted that investors have become increasingly focused on companies with good earnings and strong fundamental performance--suggesting a growing consensus in the market that both the economy and stock market have further room to grow.

We are very encouraged by investors' focus on companies with good fundamentals. Our investment discipline centers on selecting attractively valued companies displaying these attributes, According to our research, companies with good fundamentals are more likely to sustain their performance. As a result, we believe that the Fund is in a good position to benefit from this type of market environment.

--------------------------------------------------------------------------------
4 The Ten Largest Equity Holdings are calculated based on the market value of the Master Trust Portfolio securities allocable to the Fund divided by total market value of the portfolio of investments of the Fund. See Notes to Financial Statements for a discussion of the Master Trust.

Performance Highlights                       Wells Fargo Equity Gateway Funds 29

--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN5 (%) (AS OF SEPTEMBER 30, 2007)

----------------------------------------------------------------------------------------------------------------------------
                                           Including Sales Charge              Excluding Sales Charge         Expense Ratio
EQUITY VALUE FUND                    6 Months*   1 Year   Life of Fund   6 Months*   1 Year   Life of Fund   Gross 6  Net 7
----------------------------------------------------------------------------------------------------------------------------
Class A (WLVAX)                         1.61      12.56       14.29         7.81      19.50       15.96       1.53%    1.25%
----------------------------------------------------------------------------------------------------------------------------
Class B (WLVBX)                         2.38      13.61       14.78         7.38      18.61       15.10       2.28%    2.00%
----------------------------------------------------------------------------------------------------------------------------
Class C (WLVCX)                         6.40      17.53       15.11         7.40      18.60       15.11       2.28%    2.00%
----------------------------------------------------------------------------------------------------------------------------
Administrator Class (WLVIX)                                                 7.94      19.80       16.27       1.35%    1.00%
----------------------------------------------------------------------------------------------------------------------------
Institutional Class (WLVSX)                                                 8.06      20.01       16.33       0.98%    0.75%
----------------------------------------------------------------------------------------------------------------------------
BENCHMARK
----------------------------------------------------------------------------------------------------------------------------
   Russell 1000 Value Index 1                                               4.67      14.45       15.88
----------------------------------------------------------------------------------------------------------------------------

*     Returns for periods of less than one year are not annualized.

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTIONS OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE SHOWN WITHOUT SALES CHARGES WOULD BE LOWER IF SALES CHARGES WERE REFLECTED. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE ON THE FUNDS' WEB SITE AT WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

FOR CLASS A SHARES, THE MAXIMUM FRONT-END SALES CHARGE IS 5.75%. FOR CLASS B SHARES, THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE IS 5.00%. FOR CLASS C SHARES, THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE IS 1.00%. PERFORMANCE INCLUDING SALES CHARGE ASSUMES THE SALES CHARGE FOR THE CORRESPONDING TIME PERIOD. ADMINISTRATOR CLASS AND INSTITUTIONAL CLASS SHARES ARE SOLD WITHOUT A FRONT-END SALES CHARGE OR CONTINGENT DEFERRED SALES CHARGE.

Stock fund values fluctuate in response to the activities of individual companies and general market and economic conditions. The use of derivatives may reduce returns and/or increase volatility. Active trading results in increased turnover and trading expenses, and may generate higher short-term capital gains. Consult the Fund's prospectus for additional information on these and other risks.

--------------------------------------------------------------------------------
5 The Fund is a gateway feeder Fund that invests all of its assets in a single master portfolio of the Master Trust with a substantially similar investment objective and substantially similar investment strategies. References to the investment activities of the Fund are intended to refer to the investment activities of the master portfolio in which it invests. Prior to April 11, 2005, the WELLS FARGO ADVANTAGE EQUITY VALUE FUND was named the Wells Fargo Large Cap Value Fund. Performance shown for the Institutional Class shares reflects the performance of the Administrator Class shares, and includes expenses that are not applicable to and are higher than those of the Institutional Class shares. The Administrator Class shares annual returns are substantially similar to what the Institutional Class shares annual returns would be because the Administrator Class shares and Institutional Class shares are invested in the same portfolio and their annual returns differ only to the extent that they do not have the same expenses. Prior to April 11, 2005, the Administrator Class was named the Institutional Class.

6 For Classes A, B, C and Administrator the gross expense ratio is as stated in the February 1, 2007, prospectus. It is based on the Fund's previous fiscal year's expenses and includes the gross expenses of the Master Trust whereas the gross expense ratio reported in the Financial Highlights includes only the net expenses of the Master Trust. For the Institutional Class this is the first full fiscal year for the Fund. The gross expense ratio is as stated in the February 1, 2007, prospectus and is based on estimates for the current fiscal year whereas the gross expense ratio reported in the Financial Highlights is based on actual expenses for the Fund.

7 The investment adviser has contractually committed through January 31, 2009, to waive fees and/or reimburse expenses to the extent necessary to maintain the net operating expense ratio shown. Without these reductions, the Fund's returns would have been lower.

30 Wells Fargo Equity Gateway Funds                       Performance Highlights


WELLS FARGO ADVANTAGE GROWTH EQUITY FUND
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE

The WELLS FARGO ADVANTAGE GROWTH EQUITY FUND (the Fund) seeks long-term capital appreciation.

INVESTMENT ADVISER

Wells Fargo Funds Management, LLC

SUBADVISERS OF MASTER PORTFOLIOS

Artisan Partners Limited Partnership
LSV Asset Management
New Star Institutional Managers Limited
Peregrine Capital Management, Inc.
Smith Asset Management Group, L.P.
SSgA Funds Management, Inc.
Wells Capital Management Incorporated

PORTFOLIO MANAGERS

Thomas C.  Biwer,  CFA
Christian  L. Chan,  CFA
Andrew Owen, CFA

FUND INCEPTION

April 30, 1989

PERFORMANCE SUMMARY

12-MONTH TOTAL RETURN AS OF SEPTEMBER 30, 2007
(EXCLUDING SALES CHARGES)

----------------------------------------------------------
GROWTH EQUITY FUND                                 1 YEAR
----------------------------------------------------------
Class A                                             17.92%
----------------------------------------------------------
BENCHMARK
----------------------------------------------------------
   Growth Equity Composite Index 1                  18.56%
----------------------------------------------------------
   S&P 500 Index 2                                  16.44%
----------------------------------------------------------

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTIONS OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE SHOWN WITHOUT SALES CHARGES WOULD BE LOWER IF SALES CHARGES WERE REFLECTED. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE ON THE FUNDS' WEB SITE AT WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

FOR CLASS A SHARES, THE MAXIMUM FRONT-END SALES CHARGE IS 5.75%. PERFORMANCE INCLUDING SALES CHARGE ASSUMES THE SALES CHARGE FOR THE CORRESPONDING TIME PERIOD. NET AND GROSS EXPENSE RATIOS FOR CLASS A SHARES ARE 1.50% AND 1.57%. THE INVESTMENT ADVISER HAS CONTRACTUALLY COMMITTED THROUGH JANUARY 31, 2009, TO WAIVE FEES AND/OR REIMBURSE EXPENSES TO THE EXTENT NECESSARY TO MAINTAIN THIS NET OPERATING EXPENSE RATIO. WITHOUT THESE REDUCTIONS, THE FUND'S RETURNS WOULD HAVE BEEN LOWER.

--------------------------------------------------------------------------------
GROWTH OF $10,000 INVESTMENTS 3
(AS OF SEPTEMBER 30, 2007)
--------------------------------------------------------------------------------

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

              WELLS FARGO ADVANTAGE   WELLS FARGO ADVANTAGE       Growth
                GROWTH EQUITY FUND    GROWTH EQUITY FUND -    Equity Composite
  Date            - Class A            Administrator Class          Index        S&P 500 Index
 9/30/1997           $ 9,425                 $10,000               $10,000          $10,000
10/31/1997           $ 8,979                 $ 9,524               $ 9,486          $ 9,666
11/30/1997           $ 8,976                 $ 9,524               $ 9,577          $10,114
12/31/1997           $ 9,065                 $ 9,618               $ 9,698          $10,287
 1/31/1998           $ 9,206                 $ 9,765               $ 9,879          $10,401
 2/28/1998           $ 9,870                 $10,473               $10,585          $11,151
 3/31/1998           $10,235                 $10,856               $10,983          $11,721
 4/30/1998           $10,419                 $11,054               $11,084          $11,841
 5/31/1998           $10,096                 $10,709               $10,749          $11,637
 6/30/1998           $10,376                 $11,009               $11,011          $12,110
 7/31/1998           $10,142                 $10,760               $10,707          $11,981
 8/31/1998           $ 8,460                 $ 8,976               $ 9,019          $10,250
 9/30/1998           $ 8,808                 $ 9,345               $ 9,426          $10,907
10/31/1998           $ 9,291                 $ 9,858               $10,120          $11,794
11/30/1998           $ 9,890                 $10,493               $10,731          $12,509
12/31/1998           $10,561                 $11,205               $11,429          $13,229
 1/31/1999           $10,882                 $11,546               $11,707          $13,782
 2/28/1999           $10,338                 $10,969               $11,104          $13,353
 3/31/1999           $10,606                 $11,253               $11,509          $13,888
 4/30/1999           $10,984                 $11,654               $12,015          $14,425
 5/31/1999           $10,861                 $11,523               $11,761          $14,085
 6/30/1999           $11,545                 $12,247               $12,373          $14,866
 7/31/1999           $11,416                 $12,113               $12,227          $14,402
 8/31/1999           $11,242                 $11,928               $12,152          $14,331
 9/30/1999           $11,059                 $11,730               $12,100          $13,938
10/31/1999           $11,551                 $12,256               $12,573          $14,820
11/30/1999           $12,101                 $12,839               $13,204          $15,121
12/31/1999           $13,270                 $14,086               $14,564          $16,012
 1/31/2000           $12,816                 $13,605               $13,965          $15,208
 2/29/2000           $13,565                 $14,403               $15,124          $14,921
 3/31/2000           $14,303                 $15,193               $15,330          $16,380
 4/30/2000           $13,870                 $14,734               $14,510          $15,887
 5/31/2000           $13,294                 $14,127               $13,852          $15,561
 6/30/2000           $14,029                 $14,910               $14,804          $15,946
 7/31/2000           $13,818                 $14,689               $14,235          $15,697
 8/31/2000           $14,563                 $15,484               $15,104          $16,672
 9/30/2000           $13,825                 $14,701               $14,228          $15,791
10/31/2000           $13,662                 $14,535               $13,669          $15,725
11/30/2000           $12,660                 $13,469               $12,319          $14,486
12/31/2000           $13,229                 $14,076               $12,684          $14,557
 1/31/2001           $13,489                 $14,356               $13,220          $15,074
 2/28/2001           $12,180                 $12,963               $11,834          $13,700
 3/31/2001           $11,233                 $11,959               $10,944          $12,833
 4/30/2001           $12,225                 $13,020               $11,956          $13,829
 5/31/2001           $12,159                 $12,950               $11,870          $13,922
 6/30/2001           $11,994                 $12,780               $11,772          $13,583
 7/31/2001           $11,710                 $12,483               $11,382          $13,450
 8/31/2001           $11,097                 $11,829               $10,841          $12,610
 9/30/2001           $ 9,825                 $10,475               $ 9,622          $11,592
10/31/2001           $10,245                 $10,929               $10,070          $11,813
11/30/2001           $11,048                 $11,785               $10,792          $12,720
12/31/2001           $11,318                 $12,079               $11,038          $12,831
 1/31/2002           $11,169                 $11,916               $10,753          $12,644
 2/28/2002           $10,858                 $11,590               $10,517          $12,400
 3/31/2002           $11,497                 $12,274               $11,110          $12,866
 4/30/2002           $11,262                 $12,029               $10,851          $12,087
 5/31/2002           $10,985                 $11,731               $10,631          $11,998
 6/30/2002           $10,415                 $11,124               $ 9,976          $11,144
 7/31/2002           $ 9,188                 $ 9,815               $ 8,961          $10,276
 8/31/2002           $ 9,201                 $ 9,834               $ 8,956          $10,343
 9/30/2002           $ 8,306                 $ 8,878               $ 8,117          $ 9,220
10/31/2002           $ 8,851                 $ 9,462               $ 8,600          $10,030
11/30/2002           $ 9,380                 $10,024               $ 9,149          $10,620
12/31/2002           $ 8,860                 $ 9,475               $ 8,657          $ 9,996
 1/31/2003           $ 8,528                 $ 9,122               $ 8,391          $ 9,735
 2/28/2003           $ 8,340                 $ 8,923               $ 8,231          $ 9,589
 3/31/2003           $ 8,370                 $ 8,954               $ 8,274          $ 9,681
 4/30/2003           $ 9,077                 $ 9,715               $ 9,006          $10,479
 5/31/2003           $ 9,678                 $10,358               $ 9,665          $11,030
 6/30/2003           $ 9,852                 $10,549               $ 9,843          $11,172
 7/31/2003           $10,287                 $11,015               $10,216          $11,368
 8/31/2003           $10,606                 $11,359               $10,542          $11,590
 9/30/2003           $10,496                 $11,242               $10,532          $11,467
10/31/2003           $11,198                 $11,998               $11,246          $12,115
11/30/2003           $11,365                 $12,179               $11,502          $12,222
12/31/2003           $11,842                 $12,691               $11,992          $12,862
 1/31/2004           $12,025                 $12,890               $12,311          $13,099
 2/29/2004           $12,119                 $12,994               $12,462          $13,281
 3/31/2004           $12,136                 $13,017               $12,443          $13,080
 4/30/2004           $11,782                 $12,641               $12,086          $12,875
 5/31/2004           $11,901                 $12,773               $12,244          $13,051
 6/30/2004           $12,144                 $13,035               $12,559          $13,304
 7/31/2004           $11,522                 $12,369               $11,892          $12,864
 8/31/2004           $11,467                 $12,311               $11,866          $12,915
 9/30/2004           $11,795                 $12,668               $12,194          $13,055
10/31/2004           $12,025                 $12,917               $12,469          $13,255
11/30/2004           $12,774                 $13,724               $13,253          $13,791
12/31/2004           $13,221                 $14,205               $13,747          $14,260
 1/31/2005           $12,740                 $13,693               $13,310          $13,912
 2/28/2005           $13,005                 $13,985               $13,611          $14,205
 3/31/2005           $12,677                 $13,631               $13,285          $13,953
 4/30/2005           $12,237                 $13,163               $12,836          $13,688
 5/31/2005           $12,754                 $13,717               $13,350          $14,123
 6/30/2005           $12,996                 $13,985               $13,566          $14,143
 7/31/2005           $13,679                 $14,721               $14,224          $14,669
 8/31/2005           $13,661                 $14,707               $14,175          $14,536
 9/30/2005           $13,836                 $14,898               $14,403          $14,653
10/31/2005           $13,531                 $14,573               $14,071          $14,409
11/30/2005           $14,119                 $15,209               $14,626          $14,953
12/31/2005           $14,249                 $15,355               $14,791          $14,959
 1/31/2006           $14,932                 $16,092               $15,618          $15,356
 2/28/2006           $14,911                 $16,075               $15,584          $15,397
 3/31/2006           $15,346                 $16,544               $16,083          $15,588
 4/30/2006           $15,451                 $16,661               $16,305          $15,797
 5/31/2006           $14,696                 $15,852               $15,601          $15,344
 6/30/2006           $14,549                 $15,690               $15,614          $15,364
 7/31/2006           $14,213                 $15,338               $15,379          $15,459
 8/31/2006           $14,675                 $15,835               $15,833          $15,827
 9/30/2006           $14,916                 $16,103               $16,039          $16,235
10/31/2006           $15,556                 $16,795               $16,747          $16,764
11/30/2006           $15,877                 $17,142               $17,167          $17,083
12/31/2006           $16,005                 $17,291               $17,369          $17,322
 1/31/2007           $16,323                 $17,636               $17,663          $17,584
 2/28/2007           $16,182                 $17,485               $17,540          $17,239
 3/31/2007           $16,347                 $17,667               $17,773          $17,432
 4/30/2007           $16,918                 $18,287               $18,415          $18,204
 5/31/2007           $17,477                 $18,900               $19,008          $18,840
 6/30/2007           $17,353                 $18,763               $18,818          $18,522
 7/31/2007           $16,724                 $18,093               $18,182          $17,948
 8/31/2007           $16,835                 $18,212               $18,343          $18,217
 9/30/2007           $17,589                 $19,032               $19,016          $18,899

--------------------------------------------------------------------------------
1 Growth Equity Composite Index is weighted 35% in the Russell 1000 Growth Index, 35% in the Russell 2000(R) Index, 30% in the MSCI EAFE Index. The RUSSELL 1000 GROWTH INDEX measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values. The MSCI EAFE INDEX, THE MORGAN STANLEY CAPITAL INTERNATIONAL EUROPE, AUSTRALASIA AND FAR EAST ("MSCI EAFE") Stock Index is an unmanaged group of securities widely regarded by investors to be representations of the stock markets of Europe, Australasia and the Far East. The RUSSELL 2000 INDEX measures the performance of the 2,000 smallest companies in the Russell 3000 Index, which represents approximately 8% of the total market capitalization of the Russell 3000 Index. You cannot invest directly in an Index.

Performance Highlights                       Wells Fargo Equity Gateway Funds 31

--------------------------------------------------------------------------------

MANAGER'S DISCUSSION

FUND HIGHLIGHTS

o The Fund's solid performance narrowly underperformed its composite benchmark.

o Continued weakness in the U.S. dollar helped international equities turn in the best performance for the Fund.

o Emerging strength in large cap stocks toward the end of the period was not enough to offset underperformance in the Large Company Growth portfolio.

LEADERSHIP SHIFTED FROM SMALL TO LARGE CAP STOCKS AND FROM VALUE TO GROWTH STOCKS DURING THE PERIOD.

The continued weakness of the U.S. dollar helped international equities turn in the best performance by far among the Fund's asset classes for the period, in spite of the modest underperformance of three of the Fund's four international portfolios.

Small company stocks were the weakest performing segment of the equity market, but that weakness was partially offset by the outperformance of three of the Fund's five small cap portfolios.

Over the period, leadership shifted from small to large cap stocks and from value to growth stocks. The performance of the Fund's underlying portfolios followed this trend. The strength of large-cap growth stocks toward the end of the period was not enough to offset the underperformance of the Large Company Growth portfolio, which, given its 30% weighting in the Fund, also proved to be a significant detractor from performance. The Large Company Growth portfolio's relative underperformance was attributed to its lack of exposure to the strong performing energy and materials sectors, as well as weak stock selection in the health care, consumer discretionary, and industrial sectors.

--------------------------------------------------------------------------------
TEN LARGEST EQUITY HOLDINGS 4,5
(AS OF SEPTEMBER 30, 2007)
--------------------------------------------------------------------------------
Goldman Sachs Group Incorporated                                          2.78%
--------------------------------------------------------------------------------
eBay Incorporated                                                         2.17%
--------------------------------------------------------------------------------
Microsoft Corporation                                                     1.99%
--------------------------------------------------------------------------------
Cisco Systems Incorporated                                                1.99%
--------------------------------------------------------------------------------
Medtronic Incorporated                                                    1.88%
--------------------------------------------------------------------------------
Nokia OYJ ADR                                                             1.61%
--------------------------------------------------------------------------------
Google Incorporated Class A                                               1.52%
--------------------------------------------------------------------------------
Charles Schwab Corporation                                                1.48%
--------------------------------------------------------------------------------
Target Corporation                                                        1.24%
--------------------------------------------------------------------------------
Paychex Incorporated                                                      1.23%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
2 S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market value weighted index with each stock's weighting the Index proportionate to its market value. You cannot invest directly in an Index.

3 The chart compares the performance of the Wells Fargo Advantage Growth Equity Fund Class A and Administrator Class shares for the most recent ten years with the Growth Equity Composite Index and the S&P 500 Index. The chart assumes a hypothetical investment of $10,000 in Class A and Administrator Class shares and reflects all operating expenses and, for Class A shares, assumes the maximum initial sales charge of 5.75%.

4 Equity holdings and sector distribution are subject to change. Cash and cash equivalents are not reflected in the calculations of equity holdings and sector distribution.

5 The Ten Largest Equity Holdings are calculated based on the market value of the Master Trust portfolio securities allocable to the Fund divided by total market value of the portfolio of investments of the Fund. See Notes to Financial Statements for a discussion of the Master Trust.

32 Wells Fargo Equity Gateway Funds                       Performance Highlights

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SECTOR DISTRIBUTION 4
(AS OF SEPTEMBER 30, 2007)
--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Consumer Discretionary                                                    (12%)
Consumer Staples                                                           (3%)
Energy                                                                     (4%)
Financials                                                                (18%)
Health Care                                                               (14%)
Industrials                                                               (11%)
Information Technology                                                    (34%)
Materials                                                                  (2%)
Telecommunication Services                                                 (1%)
Utilities                                                                  (1%)

--------------------------------------------------------------------------------

THE FUND ADDED A NEW POSITION IN THE EMERGING GROWTH PORTFOLIO.

Beginning in February 2007, a 1.17% position was initiated in the Emerging Growth portfolio, managed by the Wells Capital Management Growth Equity team. The position was subsequently increased to 2.21% in August 2007. The source of funding for these additions was a reduction in the Fund's position in the Small Company Growth portfolio. The overall weighting in the small-company growth category remained constant at 11.67%.

The Fund remains invested in its neutral allocation of 35% in the large-cap growth category, 35% in the small-company category, and 30% in the international equity category.

ON BALANCE, THE UNDERPINNINGS FOR U.S. STOCKS REMAIN POSITIVE.

Our optimistic outlook is based on three considerations: reasonable valuations, abundant liquidity, and low interest rates. The market tends to respond favorably when the Fed decides to cut lending rates, and we saw that this was true in August and September 2007. Looking back in history, Fed action to cut rates has often been a signal that more cuts were on the way.

On the more cautious side, optimistic earnings expectations for future quarters represent a potential risk for the market because disappointments can become a source of downward pressure.

Our outlook for growth stocks remains positive now that signs of slower economic growth, especially in housing, have emerged. A sluggish economy tends to favor growth stocks over cyclical/value stocks because their earnings tend to hold up better. Our outlook for non-U.S. equities is similarly positive, supported by solid global economic growth, attractive valuations, and continued weakness in the U.S. dollar.

Performance Highlights                       Wells Fargo Equity Gateway Funds 33

--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN 6 (%) (AS OF SEPTEMBER 30, 2007)

------------------------------------------------------------------------------------------------------------------------------------
                                           Including Sales Charge                   Excluding Sales Charge           Expense Ratio
GROWTH EQUITY FUND                  6 Months*   1 Year   5 Year   10 Year   6 Months*   1 Year   5 Year   10 Year   Gross 7   Net 8
------------------------------------------------------------------------------------------------------------------------------------
Class A (NVEAX)                        1.41      11.14    14.82     5.81       7.60      17.92    16.19     6.44     1.57%    1.50%
------------------------------------------------------------------------------------------------------------------------------------
Class B (NVEBX)                        2.21      12.06    15.08     5.63       7.21      17.06    15.31     5.63     2.32%    2.25%
------------------------------------------------------------------------------------------------------------------------------------
Class C (WFGGX)                        6.20      16.01    15.31     5.71       7.20      17.01    15.31     5.71     2.33%    2.25%
------------------------------------------------------------------------------------------------------------------------------------
Administrator Class (NVEGX)                                                    7.73      18.19    16.47     6.65     1.40%    1.25%
------------------------------------------------------------------------------------------------------------------------------------
Institutional Class (WGEIX)                                                    7.83      18.44    16.58     6.70     1.12%    1.05%
------------------------------------------------------------------------------------------------------------------------------------
BENCHMARKS
------------------------------------------------------------------------------------------------------------------------------------
   Growth Equity Composite Index 1                                             6.99      18.56    18.56     6.64
------------------------------------------------------------------------------------------------------------------------------------
   S&P 500 Index 2                                                             8.44      16.44    15.44     6.57
------------------------------------------------------------------------------------------------------------------------------------

*     Returns for periods of less than one year are not annualized.

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTIONS OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE SHOWN WITHOUT SALES CHARGES WOULD BE LOWER IF SALES CHARGES WERE REFLECTED. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE ON THE FUNDS' WEB SITE AT WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

FOR CLASS A SHARES, THE MAXIMUM FRONT-END SALES CHARGE IS 5.75%. FOR CLASS B SHARES, THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE IS 5.00%. FOR CLASS C SHARES, THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE IS 1.00%. PERFORMANCE INCLUDING SALES CHARGE ASSUMES THE SALES CHARGE FOR THE CORRESPONDING TIME PERIOD. ADMINISTRATOR AND INSTITUTIONAL CLASS SHARES ARE SOLD WITHOUT A FRONT-END SALES CHARGE OR CONTINGENT DEFERRED SALES CHARGE.

Stock fund values fluctuate in response to the activities of individual companies and general market and economic conditions. The use of derivatives may reduce returns and/or increase volatility. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). This fund is exposed to foreign investment risk and small company investment risk. Consult the Fund's prospectus for additional information on these and other risks.

--------------------------------------------------------------------------------
6 The Fund is a gateway blended Fund that invests all of its assets in two or more master portfolios of the Master Trust in varying proportions. References to the investment activities of the Fund are intended to refer to the investment activities of the master portfolios in which it invests. Performance shown prior to the inception of the Class A, Class B and Class C shares reflects the performance of the Administrator Class shares, adjusted to reflect Class A, Class B and Class C sales charges and expenses, as applicable. Performance shown prior to the inception of the Institutional Class shares reflects the performance of the Administrator Class shares, and includes expenses that are not applicable to and are higher than those of the Institutional Class shares. Prior to April 11, 2005, the Administrator Class was named the Institutional Class.

7 Reflects the gross expense ratio as stated in the February 1, 2007, prospectus and is based on the Fund's previous fiscal year expenses as reported in the Financial Highlights.

8 The investment adviser has contractually committed through January 31, 2009, to waive fees and/or reimburse expenses to the extent necessary to maintain the net operating expense ratio shown. Without these reductions, the Fund's returns would have been lower.

34 Wells Fargo Equity Gateway Funds                       Performance Highlights


WELLS FARGO ADVANTAGE INTERNATIONAL VALUE FUND
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE

THE WELLS FARGO ADVANTAGE INTERNATIONAL VALUE FUND (the Fund) seeks long-term capital appreciation.

INVESTMENT ADVISER

Wells Fargo Funds Management, LLC

SUBADVISER

LSV Asset Management

PORTFOLIO MANAGERS

Josef Lakonishok
Puneet Mansharamani, CFA
Menno Vermeulen, CFA
Robert W. Vishny

FUND INCEPTION

October 31, 2003

PERFORMANCE SUMMARY

12-MONTH TOTAL RETURN AS OF SEPTEMBER 30, 2007
(EXCLUDING SALES CHARGES)

--------------------------------------------------------------------------------
INTERNATIONAL VALUE FUND                                                1 YEAR
--------------------------------------------------------------------------------
Class A                                                                  21.20%
--------------------------------------------------------------------------------
BENCHMARK
   MSCI EAFE Value Index 1                                               22.54%
--------------------------------------------------------------------------------

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTIONS OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE SHOWN WITHOUT SALES CHARGES WOULD BE LOWER IF SALES CHARGES WERE REFLECTED. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE AT THE FUNDS' WEB SITE AT WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

FOR CLASS A SHARES, THE MAXIMUM FRONT-END SALES CHARGE IS 5.75%. PERFORMANCE INCLUDING SALES CHARGE ASSUMES THE SALES CHARGE FOR THE CORRESPONDING TIME PERIOD. NET AND GROSS EXPENSE RATIOS FOR CLASS A SHARES ARE 1.50% AND 6.14%. THE INVESTMENT ADVISER HAS CONTRACTUALLY COMMITTED THROUGH JANUARY 31, 2009, TO WAIVE FEES AND/OR REIMBURSE EXPENSES TO THE EXTENT NECESSARY TO MAINTAIN THIS NET OPERATING EXPENSE RATIO. WITHOUT THESE REDUCTIONS, THE FUND'S RETURNS WOULD HAVE BEEN LOWER.

--------------------------------------------------------------------------------
GROWTH OF $10,000 INVESTMENTS 2
(AS OF SEPTEMBER 30, 2007)
--------------------------------------------------------------------------------

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                                                                          MSCI
                WELLS FARGO ADVANTAGE       WELLS FARGO ADVANTAGE         EAFE
             INTERNATIONAL VALUE FUND -   INTERNATIONAL VALUE FUND        Value
   Date               Class A              - Administrator Class          Fund
10/31/2003            $ 9,425                     $10,000               $10,000
11/30/2003            $ 9,491                     $10,070               $10,213
12/31/2003            $10,254                     $10,880               $11,106
 1/31/2004            $10,509                     $11,150               $11,206
 2/29/2004            $10,867                     $11,530               $11,512
 3/31/2004            $11,008                     $11,680               $11,637
 4/30/2004            $10,735                     $11,390               $11,411
 5/31/2004            $10,735                     $11,390               $11,521
 6/30/2004            $11,140                     $11,820               $11,882
 7/31/2004            $10,886                     $11,550               $11,591
 8/31/2004            $10,924                     $11,590               $11,681
 9/30/2004            $11,253                     $11,940               $12,005
10/31/2004            $11,499                     $12,200               $12,422
11/30/2004            $12,271                     $13,020               $13,267
12/31/2004            $12,893                     $13,679               $13,869
 1/31/2005            $12,843                     $13,627               $13,680
 2/28/2005            $13,455                     $14,276               $14,316
 3/31/2005            $13,021                     $13,815               $13,953
 4/30/2005            $12,656                     $13,428               $13,588
 5/31/2005            $12,527                     $13,292               $13,580
 6/30/2005            $12,823                     $13,606               $13,838
 7/31/2005            $13,179                     $13,993               $14,267
 8/31/2005            $13,524                     $14,360               $14,586
 9/30/2005            $13,959                     $14,821               $15,274
10/31/2005            $13,495                     $14,329               $14,802
11/30/2005            $13,653                     $14,507               $15,250
12/31/2005            $14,252                     $15,134               $15,866
 1/31/2006            $15,114                     $16,056               $16,837
 2/28/2006            $15,233                     $16,183               $16,956
 3/31/2006            $15,787                     $16,765               $17,428
 4/30/2006            $16,570                     $17,613               $18,318
 5/31/2006            $16,025                     $17,030               $17,696
 6/30/2006            $15,866                     $16,871               $17,682
 7/31/2006            $16,035                     $17,051               $17,952
 8/31/2006            $16,461                     $17,496               $18,513
 9/30/2006            $16,589                     $17,634               $18,674
10/31/2006            $17,174                     $18,269               $19,489
11/30/2006            $17,610                     $18,735               $20,092
12/31/2006            $18,325                     $19,505               $20,792
 1/31/2007            $18,554                     $19,749               $20,908
 2/28/2007            $18,763                     $19,972               $21,089
 3/31/2007            $19,320                     $20,575               $21,475
 4/30/2007            $19,957                     $21,254               $22,487
 5/31/2007            $20,394                     $21,730               $22,856
 6/30/2007            $20,474                     $21,815               $22,863
 7/31/2007            $19,957                     $21,275               $22,378
 8/31/2007            $19,499                     $20,787               $21,904
 9/30/2007            $20,106                     $21,434               $22,882

--------------------------------------------------------------------------------
1 The Morgan Stanley Capital International Europe, Australasia and Far East ("MSCI EAFE") Value Index(SM) is an unmanaged market capitalization index designed to measure the performance of value securities within developed equity markets, excluding the US & Canada. You cannot invest directly in an Index.

2 The chart compares the performance of the WELLS FARGO ADVANTAGE INTERNATIONAL VALUE FUND Class A and Administrator Class shares for the life of the Fund with the MSCI EAFE Value Index. The chart assumes a hypothetical investment of $10,000 in Class A and Administrator Class shares and reflects all operating expenses and, for Class A shares, assumes the maximum initial sales charge of 5.75%

Performance Highlights                       Wells Fargo Equity Gateway Funds 35

--------------------------------------------------------------------------------

MANAGER'S DISCUSSION

FUND HIGHLIGHTS

o The Fund modestly underperformed its benchmark, the MSCI EAFE Value Index, during the past year.

o We found new opportunities in the health care and industrials sectors, while we reduced our exposure to utility and materials companies that we believed no longer offered compelling value.

o We continue to structure the portfolio defensively, owning companies whose valuations are significantly discounted relative to our benchmark.

GROWTH STOCKS OUTPERFORMED VALUE STOCKS, AND LARGER CAP COMPANIES BEAT THEIR SMALLER AND MID CAP COUNTERPARTS. BOTH TRENDS WORKED AGAINST THE FUND.

Growth stocks led global markets over the past year and significantly outperformed value stocks. It was the first such extended period of relative outperformance for growth companies since the late 1990s bubble period. This environment presented a headwind for our investment style, which favors inexpensive stocks based on such valuation measures as price/earnings, price/cash flow, and price/book ratios. These types of stocks generally lagged during the past year. Another headwind was our bias toward smaller capitalization stocks. Even though the portfolio's average market capitalization has increased over the past two years, we have remained overweighted in mid cap stocks compared to the index. During the period, however, large-cap developed-market stocks staged a comeback, outperforming mid and small caps for the first time in a number of years.

The best-performing sectors of the period were materials, industrials, and telecommunication services. We were overweighted in both materials and telecommunication stocks, which helped performance. The materials sector in particular was driven by global economic growth--especially in emerging markets, which benefited from strong demand for commodities. Also helping was our underweighting in the health care sector, which posted only

--------------------------------------------------------------------------------
TEN LARGEST EQUITY HOLDINGS 3,4
(AS OF SEPTEMBER 30, 2007)
--------------------------------------------------------------------------------
Royal Dutch Shell plc Class B                                             2.45%
--------------------------------------------------------------------------------
Vodafone Group plc                                                        2.20%
--------------------------------------------------------------------------------
BASF AG                                                                   1.89%
--------------------------------------------------------------------------------
BNP Paribas SA                                                            1.88%
--------------------------------------------------------------------------------
Credit Suisse Group                                                       1.68%
--------------------------------------------------------------------------------
BP plc                                                                    1.67%
--------------------------------------------------------------------------------
Thyssenkrupp AG                                                           1.59%
--------------------------------------------------------------------------------
Lloyds TSB Group plc                                                      1.48%
--------------------------------------------------------------------------------
Barclays plc                                                              1.48%
--------------------------------------------------------------------------------
BT Group plc                                                              1.44%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
3 Equity holdings and portfolio composition are subject to change. Cash and cash equivalents are not reflected in the calculations of equity holdings and portfolio composition.

4 The Ten Largest Equity Holdings are calculated based on the market value of the Master Trust portfolio securities allocable to the Fund divided by total market value of the portfolio of investments of the Fund. See Notes to Financial Statements for a discussion of the Master Trust.

36 Wells Fargo Equity Gateway Funds                       Performance Highlights

--------------------------------------------------------------------------------

modest gains overall. Partially offsetting these positive influences were our overweightings in financial and consumer discretionary stocks. Both groups struggled in response to the subprime mortgage crisis late in the period.

Individual stocks that added to the Fund's returns included steel companies Nippon Steel, based in Japan; Voestalpine, located in Austria; and Finland's Rautaruukki. All three companies benefited from strong worldwide steel demand. A number of our industrial holdings also helped, including shipping companies Orient Overseas and Neptune Orient Lines--based in Hong Kong and Singapore, respectively--as well as CITIC Pacific, a Hong Kong-based conglomerate whose infrastructure-related businesses include power generation, aviation, and trading and distribution services. All three stocks saw their returns more than double during the period. Exposure to the automotive industry contributed as well, as our positions in car manufacturers Fiat (Italy) and Daimler (Germany) posted strong returns.

Although being overweighted in the solid-performing telecom sector was a positive, stock selection within the sector detracted from Fund performance, with Japanese telecommunications companies NTT and NTT DoCoMo struggling. In addition, several consumer discretionary and financial holdings lagged, such as U.K.-based consumer electronics retailer DSG International and mortgage bank Alliance & Leicester.

THE PORTFOLIO'S AVERAGE MARKET CAPITALIZATION GRADUALLY INCREASED OVER THE PAST YEAR, WHILE OUR BOTTOM-UP STOCK-SELECTION APPROACH LED TO MANY SECTOR-WEIGHTING CHANGES.

--------------------------------------------------------------------------------
PORTFOLIO COMPOSITION 3
(AS OF SEPTEMBER 30, 2007)
--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Continental Europe                                                        (40%)
United Kingdom                                                            (23%)
Japan                                                                     (20%)
United States                                                              (1%)
Scandinavia                                                                (7%)
Australia                                                                  (5%)
Asia/Pacific Ex Japan                                                      (4%)

With our bias toward deep-value stocks, we seek to add value over time primarily through individual stock selection. Changes to the Fund's industry, country, and other weightings are regularly driven by our bottom-up security-selection process. During the period, the portfolio's average market capitalization continued to increase gradually.

From a sector perspective, our weighting in the health care and industrials sectors increased, while our allocation to utilities and materials stocks decreased. We trimmed our positions in several materials stocks--primarily steel companies--that had performed well and that we believed offered reduced future value potential. We also sold several utility holdings that we believed no longer offered compelling values. Our weighting in financials remained about the same, comprising approximately one-third of the holdings in the Fund's portfolio.

Performance Highlights                       Wells Fargo Equity Gateway Funds 37

--------------------------------------------------------------------------------

ALTHOUGH THE FUND WAS CHALLENGED DURING THE PERIOD, WE BELIEVE THAT OUR DEEP-VALUE INVESTMENT STYLE COULD LEAD TO FAVORABLE LONG-TERM PERFORMANCE.

We do not maintain a top-down view of the markets, but we do continue to see value in stock markets outside the United States. Even though international stocks have provided investors with strong returns in recent years, their valuations do not seem out of line and have not increased substantially in the past year when adjusted for currency gains. Our deep-value investment style has been out of favor recently, but we have not altered our conviction to stick with it in any way. We continue to structure the portfolio defensively, owning companies whose valuations are significantly discounted relative to our benchmark. Over time, we believe that the portfolio's reasonable valuation could lead to attractive long-term returns.

38 Wells Fargo Equity Gateway Funds                       Performance Highlights

--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN 5  (%) (AS OF SEPTEMBER 30, 2007)

-----------------------------------------------------------------------------------------------------------------------
                                   Including Sales Charge              Excluding Sales Charge           Expense Ratio
INTERNATIONAL VALUE FUND      6 Months*   1 Year   Life of Fund   6 Months*   1 Year   Life of Fund   Gross 6    Net 7
-----------------------------------------------------------------------------------------------------------------------
Class A (WFFAX)                 (1.92)     14.23       19.51         4.07      21.20       21.34       6.14%     1.50%
-----------------------------------------------------------------------------------------------------------------------
Class B (WFVBX)                 (1.28)     15.32       19.96         3.72      20.32       20.41       6.84%     2.25%
-----------------------------------------------------------------------------------------------------------------------
Class C (WFVCX)                   2.70     19.36       20.40         3.70      20.36       20.40       6.29%     2.25%
-----------------------------------------------------------------------------------------------------------------------
Administrator Class (WFVDX)                                          4.17      21.55       21.48       1.61%     1.25%
-----------------------------------------------------------------------------------------------------------------------
Institutional Class (WFVIX)                                          4.32      21.70       21.50       1.24%     1.05%
-----------------------------------------------------------------------------------------------------------------------
BENCHMARKS
-----------------------------------------------------------------------------------------------------------------------
   MSCI EAFE Value Index 1                                           6.56      22.54       23.56
-----------------------------------------------------------------------------------------------------------------------

*     Returns for periods of less than one year are not annualized.

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTIONS OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE SHOWN WITHOUT SALES CHARGES WOULD BE LOWER IF SALES CHARGES WERE REFLECTED. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE AT THE FUNDS' WEB SITE AT WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

FOR CLASS A SHARES, THE MAXIMUM FRONT-END SALES CHARGE IS 5.75%. FOR CLASS B SHARES, THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE IS 5.00%. FOR CLASS C SHARES, THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE IS 1.00%. PERFORMANCE INCLUDING SALES CHARGE ASSUMES THE SALES CHARGE FOR THE CORRESPONDING TIME PERIOD. ADMINISTRATOR AND INSTITUTIONAL CLASS SHARES ARE SOLD WITHOUT SALES CHARGES.

THE FUND HAS A REDEMPTION FEE OF 2.00% DEDUCTED FROM THE NET PROCEEDS OF SHARES REDEEMED OR EXCHANGED WITHIN 30 DAYS AFTER PURCHASE. PERFORMANCE DATA DOES NOT REFLECT THE DEDUCTION OF THIS FEE, WHICH, IF REFLECTED, WOULD REDUCE THE PERFORMANCE.

Stock fund values fluctuate in response to the activities of individual companies and general market and economic conditions. Foreign investments are especially volatile, and can rise or fall dramatically due to differences in the political and economic conditions of the host country. The use of derivatives may reduce returns and/or increase volatility. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). This fund is exposed to small company investment risk. Consult the Fund's prospectus for additional information on these and other risks.

--------------------------------------------------------------------------------
5 The Fund is a gateway feeder fund that invests all of its assets in a single master portfolio of the Master Trust with a substantially similar investment objective and substantially similar investment strategies. References to the investment activities of the Fund are intended to refer to the investment activities of the master portfolio in which it invests. Prior to April 11, 2005, the WELLS FARGO ADVANTAGE INTERNATIONAL VALUE FUND was named the Wells Fargo Overseas Fund. Performance shown prior to the inception of the Class B and Class C shares reflects the performance of the Class A shares, adjusted to reflect Class B and Class C sales charges and expenses, as applicable. Performance shown prior to the inception of the Administrator Class shares reflects the performance of the Class A shares, and includes expenses that are not applicable to and are higher than those of the Administrator Class shares, but does not include Class A sales charges. If it did include Class A sales charges, returns would be lower. Performance shown prior to the inception of the Institutional Class shares reflects the performance of the Administrator Class shares, and includes expenses that are not applicable to and are higher than those of the Institutional Class shares. Performance shown prior to April 11, 2005 for the Institutional Class shares reflects the performance of the Class A shares, and includes expenses that are not applicable to and are higher than those of the Institutional Class shares, but does not include Class A sales charges. If it did include Class A sales charges, returns would be lower.

6 Reflects the gross expense ratio as stated in the February 1, 2007, prospectus and is based on the Fund's previous fiscal year expenses, which includes the gross expenses of the Master Portfolio. The gross expense ratio reported in the Financial Highlights includes only the net expenses of the Master Portfolio.

7 The investment adviser has contractually committed through January 31, 2009, to waive fees and/or reimburse expenses to the extent necessary to maintain the net operating expense ratio shown. Without these reductions, the Fund's returns would have been lower.

                                          THIS PAGE IS INTENTIONALLY LEFT BLANK.

40 Wells Fargo Equity Gateway Funds                       Performance Highlights


WELLS FARGO ADVANTAGE LARGE CAP APPRECIATION FUND
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE

THE WELLS FARGO ADVANTAGE LARGE CAP APPRECIATION FUND (the Fund) seeks long-term capital appreciation.

INVESTMENT ADVISER

Wells Fargo Funds Management, LLC

SUBADVISER

Cadence Capital Management, LLC

PORTFOLIO MANAGERS

William B. Bannick, CFA
Robert L. Fitzpatrick, CFA
Michael J. Skillman

FUND INCEPTION

August 31, 2001

PERFORMANCE SUMMARY
12-MONTH TOTAL RETURN AS OF SEPTEMBER 30, 2007
(EXCLUDING SALES CHARGES)

--------------------------------------------------------------------------------
LARGE CAP APPRECIATION FUND                                               1 YEAR
--------------------------------------------------------------------------------
Class A                                                                   21.27%
--------------------------------------------------------------------------------
BENCHMARK
   Russell 1000 Growth Index 1                                            19.35%
--------------------------------------------------------------------------------

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTSAND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTIONS OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE SHOWN WITHOUT SALES CHARGES WOULD BE LOWER IF SALES CHARGES WERE REFLECTED. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE ON THE FUNDS' WEB SITE AT WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

FOR CLASS A SHARES, THE MAXIMUM FRONT-END SALES CHARGE IS 5.75%. PERFORMANCE INCLUDING SALES CHARGE ASSUMES THE SALES CHARGE FOR THE CORRESPONDING TIME PERIOD. NET AND GROSS EXPENSE RATIOS FOR CLASS A SHARES ARE 1.25% AND 1.44%. THE INVESTMENT ADVISER HAS CONTRACTUALLY COMMITTED THROUGH JANUARY 31, 2009, TO WAIVE FEES AND/OR REIMBURSE EXPENSES TO THE EXTENT NECESSARY TO MAINTAIN THIS NET OPERATING EXPENSE RATIO. WITHOUT THESE REDUCTIONS, THE FUND'S RETURNS WOULD HAVE BEEN LOWER.

--------------------------------------------------------------------------------
GROWTH OF $10,000 INVESTMENTS 2
(AS OF SEPTEMBER 30, 2007)
--------------------------------------------------------------------------------

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                    WELLS FARGO           WELLS FARGO
               ADVANTAGE LARGE CAP    ADVANTAGE LARGE CAP
               APPRECIATION FUND -    APPRECIATION FUND -    Russell 1000 Growth
   Date              Class A          Administrator Class           Index
 8/31/2001           $ 9,425                $10,000                $10,000
 9/30/2001           $ 8,982                $ 9,530                $ 9,002
10/31/2001           $ 8,944                $ 9,500                $ 9,475
11/30/2001           $ 9,340                $ 9,910                $10,385
12/31/2001           $ 9,500                $10,090                $10,365
 1/31/2002           $ 9,378                $ 9,960                $10,182
 2/28/2002           $ 9,114                $ 9,670                $ 9,760
 3/31/2002           $ 9,444                $10,030                $10,097
 4/30/2002           $ 9,123                $ 9,690                $ 9,273
 5/31/2002           $ 8,982                $ 9,540                $ 9,049
 6/30/2002           $ 8,454                $ 8,980                $ 8,212
 7/31/2002           $ 7,681                $ 8,160                $ 7,760
 8/31/2002           $ 7,710                $ 8,190                $ 7,783
 9/30/2002           $ 7,097                $ 7,550                $ 6,976
10/31/2002           $ 7,474                $ 7,950                $ 7,616
11/30/2002           $ 7,568                $ 8,050                $ 8,030
12/31/2002           $ 7,238                $ 7,700                $ 7,475
 1/31/2003           $ 7,163                $ 7,620                $ 7,294
 2/28/2003           $ 7,088                $ 7,550                $ 7,260
 3/31/2003           $ 7,238                $ 7,710                $ 7,395
 4/30/2003           $ 7,653                $ 8,150                $ 7,942
 5/31/2003           $ 8,077                $ 8,610                $ 8,338
 6/30/2003           $ 8,143                $ 8,680                $ 8,453
 7/31/2003           $ 8,313                $ 8,860                $ 8,664
 8/31/2003           $ 8,539                $ 9,100                $ 8,879
 9/30/2003           $ 8,407                $ 8,960                $ 8,784
10/31/2003           $ 8,954                $ 9,540                $ 9,277
11/30/2003           $ 9,029                $ 9,630                $ 9,375
12/31/2003           $ 9,218                $ 9,830                $ 9,699
 1/31/2004           $ 9,321                $ 9,950                $ 9,897
 2/29/2004           $ 9,491                $10,120                $ 9,960
 3/31/2004           $ 9,491                $10,130                $ 9,775
 4/30/2004           $ 9,029                $ 9,640                $ 9,661
 5/31/2004           $ 9,180                $ 9,800                $ 9,841
 6/30/2004           $ 9,434                $10,080                $ 9,964
 7/31/2004           $ 8,963                $ 9,570                $ 9,401
 8/31/2004           $ 8,954                $ 9,560                $ 9,355
 9/30/2004           $ 9,237                $ 9,870                $ 9,444
10/31/2004           $ 9,444                $10,090                $ 9,591
11/30/2004           $10,038                $10,720                $ 9,921
12/31/2004           $10,312                $11,022                $10,310
 1/31/2005           $10,111                $10,809                $ 9,966
 2/28/2005           $10,408                $11,124                $10,072
 3/31/2005           $10,255                $10,972                $ 9,889
 4/30/2005           $ 9,939                $10,627                $ 9,700
 5/31/2005           $10,284                $10,992                $10,170
 6/30/2005           $10,437                $11,165                $10,132
 7/31/2005           $10,944                $11,713                $10,627
 8/31/2005           $10,839                $11,601                $10,490
 9/30/2005           $11,039                $11,814                $10,539
10/31/2005           $10,714                $11,469                $10,436
11/30/2005           $11,135                $11,926                $10,886
12/31/2005           $11,226                $12,026                $10,853
 1/31/2006           $11,872                $12,723                $11,044
 2/28/2006           $11,721                $12,562                $11,026
 3/31/2006           $11,912                $12,766                $11,189
 4/30/2006           $12,114                $12,981                $11,174
 5/31/2006           $11,559                $12,402                $10,795
 6/30/2006           $11,448                $12,273                $10,752
 7/31/2006           $11,064                $11,865                $10,548
 8/31/2006           $11,185                $11,994                $10,877
 9/30/2006           $11,418                $12,251                $11,176
10/31/2006           $11,640                $12,487                $11,568
11/30/2006           $11,943                $12,820                $11,798
12/31/2006           $11,924                $12,810                $11,838
 1/31/2007           $12,152                $13,053                $12,142
 2/28/2007           $11,924                $12,810                $11,914
 3/31/2007           $12,174                $13,076                $11,978
 4/30/2007           $12,662                $13,608                $12,543
 5/31/2007           $13,173                $14,163                $12,994
 6/30/2007           $13,021                $14,001                $12,801
 7/31/2007           $12,869                $13,839                $12,602
 8/31/2007           $13,075                $14,059                $12,803
 9/30/2007           $13,846                $14,903                $13,339

--------------------------------------------------------------------------------
1 The Russell 1000 Growth Index measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values. You cannot invest directly in an Index.

2 The chart compares the performance of the WELLS FARGO ADVANTAGE LARGE CAP APPRECIATION FUND Class A and Administrator Class shares for the life of the Fund with the Russell 1000 Growth Index. The chart assumes a hypothetical investment of $10,000 in Class A and Administrator Class shares and reflects all operating expenses and, for Class A shares, assumes the maximum initial sales charge of 5.75%.

Performance Highlights                       Wells Fargo Equity Gateway Funds 41

--------------------------------------------------------------------------------

MANAGER'S DISCUSSION

FUND HIGHLIGHTS

o     The Fund's solid performance outpaced its benchmark.

o Holdings in industrials, materials, and energy accounted for the lion's share of the Fund's relative and absolute performance.

o Large cap companies, which typically have multinational operations, may see especially strong growth as they receive an added boost from currency translation.

CONTINUED STRENGTH IN THE GLOBAL ECONOMY FUELED MARKET RETURNS.

It's difficult to brush aside the volatility of the third quarter of 2007. But with continued strength in the global economy during most of the past 12 months, market returns were generally very strong. Basic industry benefited from this unusually long period of growth, and industrials, materials, and energy sector stocks posted substantial earnings increases as well as price appreciation. These three sectors accounted for the lion's share of the Fund's relative and absolute performance. Outstanding performers in the groups included Jacobs Engineering and Precision Castparts (both doubled in valued over the past year); the copper company, Freeport McMoRan; and several energy service companies (National Oilwell Varco, Transocean, and Schlumberger). Information technology stocks generated a return of over 20% for the year, which ranked about in the middle of the pack when compared to holdings in other sectors. Nevertheless, information technology represented one of the highest proportions of Fund assets, and holdings in the sector contributed substantially to absolute performance.

The past year was a fairly rocky period for the financial sector because of the issues that came to light earlier in 2007 regarding subprime mortgage lending. Although the Fund's financial holdings were concentrated in capital markets and insurance, all segments were painted with the same brush, and the group's return was anemic for the period, both for the Fund and for the benchmark. Prologis, a real estate investment trust, was the greatest detractor. The stock came under pressure during the summer as the market adjusted to escalating bad news related to the housing market.

--------------------------------------------------------------------------------
SECTOR DISTRIBUTION 3
(AS OF SEPTEMBER 30, 2007)
--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Consumer Discretionary                                                    (11%)
Consumer Staples                                                           (3%)
Energy                                                                    (10%)
Financials                                                                (12%)
Health Care                                                               (11%)
Industrials                                                               (18%)
Information Technology                                                    (29%)
Materials                                                                  (5%)
Telecommunication Services                                                 (1%)

--------------------------------------------------------------------------------
3 Sector distribution and equity holdings are subject to change. Cash and cash equivalents are not reflected in the calculations of sector distribution and equity holdings.

42 Wells Fargo Equity Gateway Funds                       Performance Highlights

--------------------------------------------------------------------------------

THE GREATEST SOURCE OF FUNDING FOR NEW POSITIONS CAME FROM REDUCING THE FUND'S EXPOSURE TO CONSUMER-RELATED STOCKS.

--------------------------------------------------------------------------------
TEN LARGEST EQUITY HOLDINGS 3,4
(AS OF SEPTEMBER 30, 2007)
--------------------------------------------------------------------------------
Apple Incorporated                                                         1.99%
--------------------------------------------------------------------------------
Monsanto Company                                                           1.67%
--------------------------------------------------------------------------------
Freeport-Memoran Copper & Gold Incorporated Class B                        1.63%
--------------------------------------------------------------------------------
Hewlett-Packard Corporation                                                1.63%
--------------------------------------------------------------------------------
EMC Corporation                                                            1.55%
--------------------------------------------------------------------------------
Transocean Incorporated                                                    1.53%
--------------------------------------------------------------------------------
Schlumberger Limited                                                       1.47%
--------------------------------------------------------------------------------
Deere & Company                                                            1.45%
--------------------------------------------------------------------------------
Amazon.com Incorporated                                                    1.41%
--------------------------------------------------------------------------------
Precision Castparts Corporation                                            1.37%
--------------------------------------------------------------------------------

We began increasing the Fund's exposure to energy in late 2006 as we confronted the cold-weather season and the accompanying ongoing supply disruptions in places such as Nigeria. In addition, we continued to add to the Fund's cyclical positions, which included basic industrial, capital equipment, and technology companies. In the face of some signs of slowing in the United States, the ongoing global expansion coupled with a weak U.S. dollar boosted earnings for the companies in these cyclical sectors, and the allocations proved to be beneficial to returns during the past 12 months. Information technology sector stocks were the Fund's greatest exposure at the end of the third quarter of 2007 and represented about 28% of assets. The greatest source of funding for the increases to these sectors was a significant cut in exposure to consumer-related stocks. Domestically, the mortgage credit crisis looked like it would impact consumer confidence and, consequently, consumer spending. We recently sold positions in the large broker/investment banks (specifically, Goldman Sachs, Merrill Lynch, and Morgan Stanley) because of concerns about slowing investment deal activity as a result of the turmoil in credit markets. Net exposure to financials did not change much as we initiated positions in Franklin Resources, an asset management company, and Charles Schwab, a company that has been successful in insulating itself against volatile trading income by having a revenue model for those services that is a percentage of assets.

GOING FORWARD, WE EXPECT TO SEE FURTHER GROWTH IN EARNINGS WITHIN MANY SECTORS.

Given the continued weakness of the U.S. dollar, our exports are competitively priced in global markets. Large cap companies, which typically have multinational operations, may see especially strong growth as they receive an added boost from currency translation. Although there are opposing signals at a macroeconomic level, such as the Fed's recent interest rate cut juxtaposed to bullish employment data, we expect the cycle to continue for the remainder of 2007 and possibly into 2008. We believe that the Fund is well-positioned to benefit from such trends.

--------------------------------------------------------------------------------
4 The Ten Largest Equity Holdings are calculated based on the market value of the Master Trust portfolio securities allocable to the Fund divided by total market value of the portfolio of investments of the Fund. See Notes to Financial Statements for a discussion of the Master Trust.

Performance Highlights                       Wells Fargo Equity Gateway Funds 43

--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN 5 (%) (AS OF SEPTEMBER 30, 2007)

------------------------------------------------------------------------------------------------------------------------------------
                                            Including Sales Charge                   Excluding Sales Charge           Expense Ratio
LARGE CAP APPRECIATION FUND        6 Months*  1 Year  5 Year  Life of Fund  6 Months*  1 Year  5 Year  Life of Fund  Gross 6  Net 7
------------------------------------------------------------------------------------------------------------------------------------
Class A (WFAPX)                       7.20     14.30   12.96      5.50        13.74     21.27   14.30      6.53       1.44%   1.25%
------------------------------------------------------------------------------------------------------------------------------------
Class B (WFABX)                       8.41     15.36   13.21      5.74        13.41     20.36   13.45      5.74       2.19%   2.00%
------------------------------------------------------------------------------------------------------------------------------------
Class C (WFACX)                      12.30     19.36   13.45      5.74        13.30     20.36   13.45      5.74       2.19%   2.00%
------------------------------------------------------------------------------------------------------------------------------------
Administrator Class (WFAKX)                                                   13.88     21.64   14.55      6.77       1.26%   1.00%
------------------------------------------------------------------------------------------------------------------------------------
Institutional Class (WFASX)                                                   14.05     21.90   14.64      6.83       0.93%   0.70%
------------------------------------------------------------------------------------------------------------------------------------
BENCHMARK
------------------------------------------------------------------------------------------------------------------------------------
   Russell 1000(R) Growth Index 1                                             11.35     19.35   13.84      4.85
------------------------------------------------------------------------------------------------------------------------------------

*     Returns for periods of less than one year are not annualized.

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTIONS OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE SHOWN WITHOUT SALES CHARGES WOULD BE LOWER IF SALES CHARGES WERE REFLECTED. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE ON THE FUNDS' WEB SITE AT WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

FOR CLASS A SHARES, THE MAXIMUM FRONT-END SALES CHARGE IS 5.75%. FOR CLASS B SHARES, THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE IS 5.00%. FOR CLASS C SHARES, THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE IS 1.00%. PERFORMANCE INCLUDING SALES CHARGE ASSUMES THE SALES CHARGE FOR THE CORRESPONDING TIME PERIOD. ADMINISTRATOR AND INSTITUTIONAL CLASS SHARES ARE SOLD WITHOUT A FRONT-END SALES CHARGE OR CONTINGENT DEFERRED SALES CHARGE.

Stock fund values fluctuate in response to the activities of individual companies and general market and economic conditions. The use of derivatives may reduce returns and/or increase volatility. Active trading results in increased turnover and trading expenses, and may generate higher short-term capital gains. Consult the Fund's prospectus for additional information on these and other risks.

--------------------------------------------------------------------------------
5 The Fund is a gateway feeder Fund that invests all of its assets in a single master portfolio of the Master Trust with a substantially similar investment objective and substantially similar investment strategies. References to the investment activities of the Fund are intended to refer to the investment activities of the master portfolio in which it invests. Performance shown for the Institutional Class shares reflects the performance of the Administrator Class shares, and includes expenses that are not applicable to and are higher than those of the Institutional Class shares. The Administrator Class shares annual returns are substantially similar to what the Institutional Class shares annual returns would be because the Administrator Class shares and Institutional Class shares are invested in the same portfolio and their annual returns differ only to the extent that they do not have the same expenses. The Administrator Class incepted on August 31, 2001. Prior to April 11, 2005, the Administrator Class was named the Institutional Class.

6 For Classes A, B, C and Administrator the gross expense ratio is as stated in the February 1, 2007, prospectus. It is based on the Fund's previous fiscal year expenses, which includes the gross expenses of the Master Portfolio. The gross expense ratio reported in the Financial Highlights includes only the net expenses of the Master Portfolio. For the Institutional Class this is the first full fiscal year for the Fund. The gross expense ratio is as stated in the February 1, 2007, prospectus and is based on estimates for the current fiscal year whereas the gross expense ratio reported in the Financial Highlights is based on actual expenses for the Fund.

7 The investment adviser has contractually committed through January 31, 2009, to waive fees and/or reimburse expenses to the extent necessary to maintain the net operating expense ratio shown. Without these reductions, the Fund's returns would have been lower.

44 Wells Fargo Equity Gateway Funds                       Performance Highlights


WELLS FARGO ADVANTAGE LARGE COMPANY GROWTH FUND
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE

THE WELLS FARGO ADVANTAGE LARGE COMPANY GROWTH FUND (the Fund) seeks long-term capital appreciation.

INVESTMENT ADVISER

Wells Fargo Funds Management, LLC

SUBADVISER

Peregrine Capital Management, Inc.

PORTFOLIO MANAGERS
John S. Dale, CFA
Gary E. Nussbaum, CFA

FUND INCEPTION

December 31, 1982

PERFORMANCE SUMMARY

12-MONTH TOTAL RETURN AS OF SEPTEMBER 30, 2007
(EXCLUDING SALES CHARGES)

--------------------------------------------------------------------------------
LARGE COMPANY GROWTH FUND                                                1 YEAR
--------------------------------------------------------------------------------
Class A                                                                  17.21%
--------------------------------------------------------------------------------
BENCHMARK
   Russell 1000 Growth Index 1                                           19.35%
--------------------------------------------------------------------------------

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTIONS OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE SHOWN WITHOUT SALES CHARGES WOULD BE LOWER IF SALES CHARGES WERE REFLECTED. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE ON THE FUNDS' WEB SITE AT WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

FOR CLASS A SHARES, THE MAXIMUM FRONT-END SALES CHARGE IS 5.75%. PERFORMANCE INCLUDING SALES CHARGE ASSUMES THE SALES CHARGE FOR THE CORRESPONDING TIME PERIOD. NET AND GROSS EXPENSE RATIOS FOR CLASS A SHARES ARE 1.20% AND 1.30%. THE INVESTMENT ADVISER HAS CONTRACTUALLY COMMITTED THROUGH JANUARY 31, 2009, TO WAIVE FEES AND/OR REIMBURSE EXPENSES TO THE EXTENT NECESSARY TO MAINTAIN THIS NET OPERATING EXPENSE RATIO. WITHOUT THESE REDUCTIONS, THE FUND'S RETURNS WOULD HAVE BEEN LOWER.

--------------------------------------------------------------------------------
GROWTH OF $10,000 INVESTMENTS 2
(AS OF SEPTEMBER 30, 2007)
--------------------------------------------------------------------------------

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

            WELLS FARGO ADVANTAGE  WELLS FARGO ADVANTAGE LARGE
            LARGE COMPANY GROWTH      COMPANY GROWTH FUND -      Russell 1000
   Date        FUND - Class A          Administrator Class       Growth Index
 9/30/1997         $ 9,425                   $10,000                $10,000
10/31/1997         $ 9,070                   $ 9,623                $ 9,630
11/30/1997         $ 9,348                   $ 9,918                $10,039
12/31/1997         $ 9,509                   $10,089                $10,152
 1/31/1998         $ 9,759                   $10,354                $10,455
 2/28/1998         $10,533                   $11,175                $11,241
 3/31/1998         $10,804                   $11,463                $11,690
 4/30/1998         $11,086                   $11,762                $11,851
 5/31/1998         $10,729                   $11,383                $11,515
 6/30/1998         $11,706                   $12,421                $12,219
 7/31/1998         $11,731                   $12,446                $12,139
 8/31/1998         $ 9,772                   $10,369                $10,317
 9/30/1998         $10,691                   $11,343                $11,109
10/31/1998         $11,475                   $12,176                $12,002
11/30/1998         $12,565                   $13,336                $12,916
12/31/1998         $14,071                   $14,933                $14,081
 1/31/1999         $15,218                   $16,154                $14,907
 2/28/1999         $14,577                   $15,475                $14,226
 3/31/1999         $15,481                   $16,437                $14,976
 4/30/1999         $15,546                   $16,510                $14,995
 5/31/1999         $15,003                   $15,932                $14,535
 6/30/1999         $16,323                   $17,340                $15,552
 7/31/1999         $15,525                   $16,498                $15,058
 8/31/1999         $15,564                   $16,539                $15,303
 9/30/1999         $14,970                   $15,912                $14,982
10/31/1999         $16,261                   $17,285                $16,113
11/30/1999         $16,855                   $17,920                $16,983
12/31/1999         $18,708                   $19,892                $18,749
 1/31/2000         $18,227                   $19,387                $17,870
 2/29/2000         $18,568                   $19,751                $18,744
 3/31/2000         $20,754                   $22,081                $20,086
 4/30/2000         $19,951                   $21,227                $19,130
 5/31/2000         $18,621                   $19,817                $18,165
 6/30/2000         $20,054                   $21,347                $19,542
 7/31/2000         $20,117                   $21,415                $18,727
 8/31/2000         $21,323                   $22,703                $20,422
 9/30/2000         $19,834                   $21,122                $18,490
10/31/2000         $19,824                   $21,114                $17,616
11/30/2000         $18,145                   $19,330                $15,019
12/31/2000         $17,995                   $19,172                $14,545
 1/31/2001         $18,278                   $19,478                $15,550
 2/28/2001         $15,505                   $16,523                $12,909
 3/31/2001         $13,878                   $14,795                $11,505
 4/30/2001         $15,366                   $16,384                $12,960
 5/31/2001         $15,224                   $16,239                $12,770
 6/30/2001         $14,796                   $15,785                $12,473
 7/31/2001         $14,531                   $15,503                $12,162
 8/31/2001         $13,214                   $14,102                $11,167
 9/30/2001         $11,929                   $12,731                $10,052
10/31/2001         $12,481                   $13,324                $10,580
11/30/2001         $13,942                   $14,889                $11,596
12/31/2001         $14,076                   $15,034                $11,575
 1/31/2002         $13,988                   $14,940                $11,370
 2/28/2002         $13,054                   $13,945                $10,898
 3/31/2002         $13,634                   $14,571                $11,275
 4/30/2002         $12,569                   $13,433                $10,355
 5/31/2002         $12,186                   $13,024                $10,104
 6/30/2002         $11,386                   $12,171                $ 9,170
 7/31/2002         $10,270                   $10,981                $ 8,666
 8/31/2002         $10,390                   $11,111                $ 8,692
 9/30/2002         $ 9,240                   $ 9,883                $ 7,790
10/31/2002         $10,291                   $11,009                $ 8,505
11/30/2002         $10,995                   $11,765                $ 8,967
12/31/2002         $10,101                   $10,809                $ 8,347
 1/31/2003         $ 9,737                   $10,421                $ 8,145
 2/28/2003         $ 9,646                   $10,328                $ 8,107
 3/31/2003         $ 9,769                   $10,467                $ 8,258
 4/30/2003         $10,647                   $11,402                $ 8,869
 5/31/2003         $11,151                   $11,944                $ 9,311
 6/30/2003         $11,279                   $12,083                $ 9,440
 7/31/2003         $11,860                   $12,707                $ 9,674
 8/31/2003         $12,085                   $12,952                $ 9,915
 9/30/2003         $11,766                   $12,610                $ 9,809
10/31/2003         $12,478                   $13,379                $10,360
11/30/2003         $12,425                   $13,324                $10,468
12/31/2003         $12,775                   $13,702                $10,830
 1/31/2004         $12,912                   $13,851                $11,052
 2/29/2004         $12,898                   $13,842                $11,122
 3/31/2004         $12,724                   $13,657                $10,915
 4/30/2004         $12,513                   $13,433                $10,789
 5/31/2004         $12,703                   $13,639                $10,990
 6/30/2004         $12,700                   $13,639                $11,127
 7/31/2004         $11,908                   $12,791                $10,498
 8/31/2004         $11,897                   $12,782                $10,446
 9/30/2004         $12,034                   $12,934                $10,545
10/31/2004         $12,264                   $13,182                $10,710
11/30/2004         $12,778                   $13,739                $11,078
12/31/2004         $13,158                   $14,149                $11,513
 1/31/2005         $12,427                   $13,367                $11,129
 2/28/2005         $12,449                   $13,394                $11,247
 3/31/2005         $12,109                   $13,030                $11,042
 4/30/2005         $11,817                   $12,718                $10,832
 5/31/2005         $12,615                   $13,582                $11,356
 6/30/2005         $12,644                   $13,615                $11,314
 7/31/2005         $13,538                   $14,579                $11,867
 8/31/2005         $13,324                   $14,352                $11,714
 9/30/2005         $13,295                   $14,322                $11,768
10/31/2005         $13,450                   $14,491                $11,654
11/30/2005         $14,175                   $15,280                $12,156
12/31/2005         $13,877                   $14,959                $12,119
 1/31/2006         $13,858                   $14,944                $12,332
 2/28/2006         $13,883                   $14,972                $12,312
 3/31/2006         $14,049                   $15,154                $12,494
 4/30/2006         $13,762                   $14,847                $12,478
 5/31/2006         $13,081                   $14,118                $12,055
 6/30/2006         $12,835                   $13,854                $12,007
 7/31/2006         $12,339                   $13,322                $11,778
 8/31/2006         $12,848                   $13,872                $12,146
 9/30/2006         $13,411                   $14,482                $12,480
10/31/2006         $14,057                   $15,184                $12,918
11/30/2006         $14,193                   $15,336                $13,175
12/31/2006         $14,151                   $15,294                $13,219
 1/31/2007         $14,724                   $15,916                $13,559
 2/28/2007         $14,266                   $15,424                $13,304
 3/31/2007         $14,073                   $15,218                $13,376
 4/30/2007         $14,802                   $16,011                $14,006
 5/31/2007         $15,303                   $16,554                $14,510
 6/30/2007         $15,038                   $16,272                $14,294
 7/31/2007         $14,587                   $15,786                $14,072
 8/31/2007         $14,909                   $16,141                $14,296
 9/30/2007         $15,718                   $17,016                $14,895

--------------------------------------------------------------------------------
1 The Russell 1000 Growth Index measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values. You cannot invest directly in an Index.

2 The chart compares the performance of the WELLS FARGO ADVANTAGE LARGE COMPANY GROWTH FUND Class A and Administrator Class shares for the most recent ten years with the Russell 1000(R) Growth Index. The chart assumes a hypothetical investment of $10,000 in Class A and Administrator Class shares and reflects all operating expenses and, for Class A shares, assumes the maximum initial sales charge of 5.75%.

Performance Highlights                       Wells Fargo Equity Gateway Funds 45

--------------------------------------------------------------------------------

MANAGER'S DISCUSSION

FUND HIGHLIGHTS

o The Fund generated strong absolute returns during the year but lagged its benchmark, the Russell 1000 Growth Index.

o An overweighting in technology helped our results, while lacking exposure to the strong-performing energy, commodity-oriented, and industrial sectors detracted from results.

o Better valuations and increased investor optimism surrounding growth stocks provided two reasons for our positive outlook.

THE RESURGENCE OF GROWTH STOCKS PROVIDED A FAVORABLE BACKDROP FOR THE FUND DURING THE PAST 12 MONTHS.

Our management style seeks to identify companies that can sustain rapid earnings growth and high profitability over a long-term investment horizon. Fund performance was helped by our holdings in mobile phone manufacturer Nokia, data-storage company EMC Corporation, network communications equipment maker Cisco Systems, Internet search leader Google, online auction house eBay, and investment bank Goldman Sachs. On the negative side, results were hindered by biotechnology companies Amgen and Genzyme, retailers Wal-Mart and Kohl's, and investment company Legg Mason.

For the past seven years, growth stocks struggled with underperformance compared to value-oriented securities, but that began to change during the 12-month period and growth stocks started to come back into favor with investors. However, the rebound was erratic and selective in that it was led by energy and industrials. The Fund maintains almost no exposure to these groups, and the lack of exposure hurt the Fund's relative performance. As the period progressed, technology stocks began to perform well. The Fund had an overweighting in this more traditional growth-oriented sector, which added to the Fund's results during the period. Despite underperforming overall, the Fund beat its benchmark in three of the year's four quarters.

--------------------------------------------------------------------------------
TEN LARGEST EQUITY HOLDINGS 3,4
(AS OF SEPTEMBER 30, 2007)
--------------------------------------------------------------------------------
Goldman Sachs Group Incorporated                                           9.24%
--------------------------------------------------------------------------------
eBay Incorporated                                                          6.84%
--------------------------------------------------------------------------------
Medtronic Incorporated                                                     6.26%
--------------------------------------------------------------------------------
Microsoft Corporation                                                      6.19%
--------------------------------------------------------------------------------
Cisco Systems Incorporated                                                 6.08%
--------------------------------------------------------------------------------
Nokia OYJ ADR                                                              5.36%
--------------------------------------------------------------------------------
Google Incorporated Class A                                                5.04%
--------------------------------------------------------------------------------
Charles Schwab Corporation                                                 4.93%
--------------------------------------------------------------------------------
Target Corporation                                                         4.11%
--------------------------------------------------------------------------------
Paychex Incorporated                                                       4.10%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
3 Equity holdings and sector distribution are subject to change. Cash and cash equivalents are not reflected in the calculations of equity holdings and sector distribution.

4 The Ten Largest Equity Holdings are calculated based on the market value of the Master Trust portfolio securities allocable to the Fund divided by total market value of the portfolio of investments of the Fund. See Notes to Financial Statements for a discussion of the Master Trust.

46 Wells Fargo Equity Gateway Funds                       Performance Highlights

--------------------------------------------------------------------------------

WE FAVOR HIGHLY PROFITABLE COMPANIES THAT WE BELIEVE CAN MAINTAIN EARNINGS GROWTH OVER TIME.

--------------------------------------------------------------------------------
SECTOR  DISTRIBUTION 3
(AS OF SEPTEMBER 31, 2007)
--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Consumer Discretionay                                                      (8%)
Consumer Staples                                                           (1%)
Financials                                                                (26%)
Health Care                                                               (13%)
Industrials                                                                (7%)
Information Technology                                                    (45%)

As always, additions and deletions are designed to maintain a high underlying earnings growth rate for the portfolio. Additions during the past 12 months have included leading logistics providers CH Robinson and Expeditors International, derivatives exchange CME Group, and investment company T Rowe Price. Portfolio deletions included retailer Home Depot, education company Apollo Group, and internet company Yahoo! Inc. Credit card services provider First Data was deleted due to being acquired. Overall, we believe that the Fund is positioned in companies with high quality fundamental characteristics and the potential to for growing long-term earnings.

OVER THE LONG TERM, WE LOOK FOR THE GROWTH-STOCK REBOUND TO CONTINUE AND FOR MORE TRADITIONAL GROWTH COMPANIES TO OUTPERFORM.

We believe that market conditions may continue to favor growth investing. Valuations of growth stocks are, for the most part, extremely attractive relative to the general market, which may have a positive impact on the Fund. Finally, the negative sentiment that had been surrounding growth stocks seems to have faded. We expect the return to growth investing to remain erratic as it begins to encompass the more traditional growth-oriented sectors that we favor for investment. We believe that the tremendous strength in energy, commodities, and industrials may fade as companies in these sectors see declines in relative earnings growth.

Performance Highlights                       Wells Fargo Equity Gateway Funds 47

--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN 5 (%) (AS OF SEPTEMBER 30, 2007)

---------------------------------------------------------------------------------------------------------------------------------
                                       Including Sales Charge                    Excluding Sales Charge          Expense Ratio
LARGE COMPANY GROWTH FUND      6 Months*   1 Year   5 Year   10 Year   6 Months*   1 Year   5 Year    10 Year   Gross 6   Net 7
---------------------------------------------------------------------------------------------------------------------------------
Class A (NVLAX)                     5.27    10.49     9.90      4.63      11.69     17.21    11.21       5.25      1.30%   1.20%
--------------------------------------------------------------------------------------------------------------------------------
Class B (NVLOX)                     6.26    11.31    10.11      4.55      11.26     16.31    10.38       4.55      2.05%   1.95%
--------------------------------------------------------------------------------------------------------------------------------
Class C (WFLCX)                    10.26    15.35    10.40      4.56      11.26     16.35    10.40       4.56      2.05%   1.95%
--------------------------------------------------------------------------------------------------------------------------------
Class Z (WFLZX)                                                           11.58     17.00    11.01       5.02      1.47%   1.37%
--------------------------------------------------------------------------------------------------------------------------------
Administrator Class (NVLCX)                                               11.82     17.50    11.48       5.46      1.12%   0.95%
--------------------------------------------------------------------------------------------------------------------------------
Institutional Class (WLCSX)                                               11.94     17.73    11.63       5.53      0.85%   0.75%
--------------------------------------------------------------------------------------------------------------------------------
BENCHMARK
--------------------------------------------------------------------------------------------------------------------------------
   Russell 1000 Growth Index 1                                            11.35     19.35    13.84      4.06
--------------------------------------------------------------------------------------------------------------------------------

*     Returns for periods of less than one year are not annualized.

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTIONS OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE SHOWN WITHOUT SALES CHARGES WOULD BE LOWER IF SALES CHARGES WERE REFLECTED. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE ON THE FUNDS' WEB SITE AT WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

FOR CLASS A SHARES, THE MAXIMUM FRONT-END SALES CHARGE IS 5.75%. FOR CLASS B SHARES, THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE IS 5.00%. FOR CLASS C SHARES, THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE IS 1.00%. PERFORMANCE INCLUDING SALES CHARGE ASSUMES THE SALES CHARGE FOR THE CORRESPONDING TIME PERIOD. CLASS Z, ADMINISTRATOR CLASS, AND INSTITUTIONAL CLASS SHARES ARE SOLD WITHOUT A FRONT-END SALES CHARGE OR CONTINGENT DEFERRED SALES CHARGE.

Stock fund values fluctuate in response to the activities of individual companies and general market and economic conditions. The use of derivatives may reduce returns and/or increase volatility. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). This fund is exposed to foreign investment risk and small company investment risk. Consult the Fund's prospectus for additional information on these and other risks.

--------------------------------------------------------------------------------
5 The Fund is a gateway feeder Fund that invests all of its assets in a single master portfolio of the Master Trust with a substantially similar investment objective and substantially similar investment strategies. References to the investment activities of the Fund are intended to refer to the investment activities of the master portfolio in which it invests. Performance shown prior to the inception of the Class A and Class B shares reflects the performance of the Administrator Class shares, adjusted to reflect Class A and Class B sales charges and expenses, as applicable. Performance shown prior to the inception of the Class C shares reflects the performance of the Class A shares, adjusted to reflect Class C sales charges and expenses. Prior to April 11, 2005, the Administrator Class was named the Institutional Class and the Institutional Class was named the Select Class. Performance shown prior to the inception of the Institutional Class shares reflects the performance of the Administrator Class shares, and includes expenses that are not applicable to and are higher than those of the Institutional Class shares. Performance shown prior to the inception of the Class Z shares reflects the performance of the Administrator Class shares, adjusted to reflect Class Z expenses.

6 Reflects the gross expense ratio as stated in the February 1, 2007, prospectus and is based on the Fund's previous fiscal year expenses, which includes the gross expenses of the Master Portfolio. The gross expense ratio reported in the Financial Highlights includes only the net expenses of the Master Portfolio.

7 The investment adviser has contractually committed through January 31, 2009, to waive fees and/or reimburse expenses to the extent necessary to maintain the net operating expense ratio shown. Without these reductions, the Fund's returns would have been lower.

48 Wells Fargo Equity Gateway Funds                       Performance Highlights


WELLS FARGO ADVANTAGE SMALL COMPANY GROWTH FUND
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE

The WELLS FARGO ADVANTAGE SMALL COMPANY
GROWTH FUND (the Fund) seeks to provide
long-term capital appreciation.

INVESTMENT ADVISER

Wells Fargo Funds Management, LLC

SUBADVISER

Peregrine Capital Management, Inc.

PORTFOLIO MANAGERS

Wiliam A. Grierson
Daniel J. Hagen, CFA
Robert B. Mersky, CFA
James P. Ross, CFA
Paul E. von Kuster, CFA

FUND INCEPTION
December 31, 1982

PERFORMANCE SUMMARY
12-MONTH TOTAL RETURN AS OF SEPTEMBER 30, 2007
(EXCLUDING SALES CHARGES)
-------------------------------------------------------------------
SMALL COMPANY GROWTH FUND                                   1 YEAR
-------------------------------------------------------------------
Class A                                                     17.07%
-------------------------------------------------------------------
BENCHMARK
   Russell 2000 Growth Index 1                              18.95%
-------------------------------------------------------------------

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTIONS OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE SHOWN WITHOUT SALES CHARGES WOULD BE LOWER IF SALES CHARGES WERE REFLECTED. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE ON THE FUNDS' WEB SITE AT WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

FOR CLASS A SHARES, THE MAXIMUM FRONT-END SALES CHARGE IS 5.75%. PERFORMANCE INCLUDING SALES CHARGE ASSUMES THE SALES CHARGE FOR THE CORRESPONDING TIME PERIOD. NET AND GROSS EXPENSE RATIOS FOR CLASS A SHARES ARE 1.45% AND 1.52%. THE INVESTMENT ADVISER HAS CONTRACTUALLY COMMITTED THROUGH JANUARY 31, 2009, TO WAIVE FEES AND/OR REIMBURSE EXPENSES TO THE EXTENT NECESSARY TO MAINTAIN THIS NET OPERATING EXPENSE RATIO. WITHOUT THESE REDUCTIONS, THE FUND'S RETURNS WOULD HAVE BEEN LOWER.

--------------------------------------------------------------------------------
GROWTH OF $10,000 INVESTMENT 2
(AS OF SEPTEMBER 30, 2007)
--------------------------------------------------------------------------------

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

              WELLS FARGO ADVANTAGE     WELLS FARGO ADVANTAGE
             SMALL COMPANY GROWTH     SMALL COMPANY GROWTH FUND-   Russell 2000
   Date         FUND - Class A           Administrator Class       Growth Index
--------------------------------------------------------------------------------
 9/30/1997           $ 9,425                     $10,000              $10,000
10/31/1997           $ 9,187                     $ 9,749              $ 9,399
11/30/1997           $ 8,939                     $ 9,488              $ 9,175
12/31/1997           $ 8,814                     $ 9,357              $ 9,181
 1/31/1998           $ 8,755                     $ 9,297              $ 9,059
 2/28/1998           $ 9,411                     $ 9,995              $ 9,859
 3/31/1998           $ 9,892                     $10,509              $10,272
 4/30/1998           $ 9,950                     $10,572              $10,334
 5/31/1998           $ 9,147                     $ 9,721              $ 9,583
 6/30/1998           $ 8,960                     $ 9,525              $ 9,681
 7/31/1998           $ 8,408                     $ 8,939              $ 8,872
 8/31/1998           $ 6,265                     $ 6,662              $ 6,825
 9/30/1998           $ 6,749                     $ 7,179              $ 7,517
10/31/1998           $ 7,220                     $ 7,681              $ 7,909
11/30/1998           $ 7,636                     $ 8,125              $ 8,523
12/31/1998           $ 7,991                     $ 8,505              $ 9,294
 1/31/1999           $ 8,233                     $ 8,765              $ 9,712
 2/28/1999           $ 7,344                     $ 7,819              $ 8,824
 3/31/1999           $ 7,294                     $ 7,768              $ 9,138
 4/30/1999           $ 7,822                     $ 8,331              $ 9,945
 5/31/1999           $ 8,146                     $ 8,679              $ 9,961
 6/30/1999           $ 8,661                     $ 9,230              $10,485
 7/31/1999           $ 8,651                     $ 9,220              $10,161
 8/31/1999           $ 8,118                     $ 8,654              $ 9,781
 9/30/1999           $ 8,018                     $ 8,550              $ 9,970
10/31/1999           $ 8,085                     $ 8,622              $10,225
11/30/1999           $ 8,735                     $ 9,318              $11,306
12/31/1999           $ 9,495                     $10,131              $13,300
 1/31/2000           $ 9,399                     $10,030              $13,176
 2/29/2000           $11,068                     $11,814              $16,242
 3/31/2000           $11,158                     $11,912              $14,535
 4/30/2000           $10,800                     $11,532              $13,067
 5/31/2000           $10,273                     $10,972              $11,922
 6/30/2000           $10,964                     $11,713              $13,463
 7/31/2000           $10,242                     $10,944              $12,309
 8/31/2000           $11,134                     $11,899              $13,604
 9/30/2000           $10,717                     $11,456              $12,928
10/31/2000           $10,464                     $11,187              $11,878
11/30/2000           $ 8,986                     $ 9,609              $ 9,721
12/31/2000           $ 9,694                     $10,369              $10,316
 1/31/2001           $10,168                     $10,878              $11,150
 2/28/2001           $ 9,614                     $10,288              $ 9,622
 3/31/2001           $ 8,819                     $ 9,439              $ 8,747
 4/30/2001           $ 9,629                     $10,308              $ 9,818
 5/31/2001           $10,080                     $10,793              $10,045
 6/30/2001           $10,414                     $11,153              $10,332
 7/31/2001           $10,125                     $10,846              $ 9,450
 8/31/2001           $ 9,829                     $10,530              $ 8,860
 9/30/2001           $ 8,197                     $ 8,784              $ 7,430
10/31/2001           $ 8,708                     $ 9,334              $ 8,145
11/30/2001           $ 9,302                     $ 9,972              $ 8,824
12/31/2001           $ 9,730                     $10,433              $ 9,374
 1/31/2002           $ 9,445                     $10,130              $ 9,040
 2/28/2002           $ 8,908                     $ 9,556              $ 8,455
 3/31/2002           $ 9,607                     $10,308              $ 9,190
 4/30/2002           $ 9,292                     $ 9,972              $ 8,991
 5/31/2002           $ 8,963                     $ 9,621              $ 8,466
 6/30/2002           $ 8,438                     $ 9,059              $ 7,748
 7/31/2002           $ 7,054                     $ 7,575              $ 6,557
 8/31/2002           $ 7,117                     $ 7,644              $ 6,554
 9/30/2002           $ 6,528                     $ 7,013              $ 6,080
10/31/2002           $ 6,711                     $ 7,211              $ 6,388
11/30/2002           $ 7,165                     $ 7,701              $ 7,021
12/31/2002           $ 6,833                     $ 7,345              $ 6,537
 1/31/2003           $ 6,681                     $ 7,183              $ 6,360
 2/28/2003           $ 6,593                     $ 7,090              $ 6,190
 3/31/2003           $ 6,716                     $ 7,224              $ 6,284
 4/30/2003           $ 7,154                     $ 7,697              $ 6,878
 5/31/2003           $ 7,926                     $ 8,529              $ 7,653
 6/30/2003           $ 8,165                     $ 8,788              $ 7,801
 7/31/2003           $ 8,678                     $ 9,342              $ 8,391
 8/31/2003           $ 9,089                     $ 9,786              $ 8,841
 9/30/2003           $ 8,959                     $ 9,649              $ 8,618
10/31/2003           $ 9,667                     $10,413              $ 9,362
11/30/2003           $ 9,886                     $10,652              $ 9,667
12/31/2003           $10,248                     $11,044              $ 9,710
 1/31/2004           $10,662                     $11,492              $10,221
 2/29/2004           $10,655                     $11,484              $10,205
 3/31/2004           $10,606                     $11,432              $10,253
 4/30/2004           $10,201                     $11,003              $ 9,738
 5/31/2004           $10,332                     $11,145              $ 9,932
 6/30/2004           $10,628                     $11,472              $10,262
 7/31/2004           $ 9,780                     $10,554              $ 9,341
 8/31/2004           $ 9,514                     $10,272              $ 9,140
 9/30/2004           $10,047                     $10,846              $ 9,645
10/31/2004           $10,381                     $11,209              $ 9,880
11/30/2004           $11,131                     $12,026              $10,715
12/31/2004           $11,582                     $12,511              $11,100
 1/31/2005           $10,884                     $11,763              $10,600
 2/28/2005           $10,944                     $11,828              $10,745
 3/31/2005           $10,536                     $11,389              $10,342
 4/30/2005           $ 9,917                     $10,726              $ 9,685
 5/31/2005           $10,389                     $11,239              $10,367
 6/30/2005           $10,906                     $11,796              $10,702
 7/31/2005           $11,502                     $12,446              $11,450
 8/31/2005           $11,344                     $12,280              $11,289
 9/30/2005           $11,646                     $12,605              $11,378
10/31/2005           $11,034                     $11,946              $10,957
11/30/2005           $11,831                     $12,812              $11,577
12/31/2005           $12,031                     $13,028              $11,560
 1/31/2006           $13,255                     $14,360              $12,675
 2/28/2006           $13,308                     $14,417              $12,608
 3/31/2006           $13,776                     $14,929              $13,221
 4/30/2006           $13,739                     $14,894              $13,183
 5/31/2006           $12,637                     $13,698              $12,255
 6/30/2006           $12,352                     $13,396              $12,262
 7/31/2006           $11,839                     $12,844              $11,625
 8/31/2006           $12,360                     $13,409              $11,966
 9/30/2006           $12,409                     $13,466              $12,047
10/31/2006           $13,040                     $14,149              $12,828
11/30/2006           $13,276                     $14,408              $13,135
12/31/2006           $13,176                     $14,301              $13,103
 1/31/2007           $13,267                     $14,409              $13,347
 2/28/2007           $ 3,257                     $14,399              $13,305
 3/31/2007           $13,464                     $14,626              $13,427
 4/30/2007           $13,892                     $15,097              $13,779
 5/31/2007           $14,575                     $15,837              $14,407
 6/30/2007           $14,426                     $15,682              $14,325
 7/31/2007           $13,825                     $15,030              $13,582
 8/31/2007           $13,854                     $15,066              $13,924
 9/30/2007           $14,527                     $15,801              $14,329

--------------------------------------------------------------------------------
1 The Russell 2000 Growth Index measures the performance shown of those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values. You cannot invest directly in an Index.

2 The chart compares the performance of the WELLS FARGO ADVANTAGE SMALL COMPANY GROWTH FUND Class A and Administrator Class shares for the most recent ten years with the Russell 2000 Growth Index. The chart assumes a hypothetical investment of $10,000 in Class A and Administrator Class shares and reflects all operating expenses and, for Class A shares, assumes the maximum initial sales charge of 5.75%.

Performance Highlights                       Wells Fargo Equity Gateway Funds 49

--------------------------------------------------------------------------------

MANAGER'S DISCUSSION

FUND HIGHLIGHTS

o In a strong environment for small-company growth stocks, the Fund performed well in absolute terms but lagged its benchmark.

o Our fundamental investment approach led to small decreases in the Fund's consumer and health care holdings and modest increases in energy and technology.

o After a six-year lag, small company growth valuations finally started to catch up with earnings, and the Fund benefited from this shift.

REVERSING A LONG TREND, SMALLER GROWTH COMPANIES OUTPERFORMED THEIR VALUE COUNTERPARTS FOR THE FIRST TIME SINCE EARLY IN THE DECADE.

As a group, small-company growth stocks performed well for the 12 months that ended September 30, 2007. During that period, the Russell 2000 Growth Index gained 18.95%, significantly outperforming the Russell 2000 Value Index, which gained just 6.09%. The past year was the first extended period of meaningful outperformance for small-cap growth companies since March 2000.

When assessing the Fund's underperformance, two detractors came to mind. The first one was Santarus, a pharmaceutical company whose Zegerid treatment for heartburn, ulcers, and other upper gastrointestinal symptoms failed to grow as quickly as the market anticipated. The second one was SourceForge, a company that operates several Web sites; it was prepared to convert its Web site visitors into paying customers but fell short of our expectations.

On the positive side, the Fund benefited from several holdings that had strong performance. For example, Acquantive, a leader in Internet advertising, was purchased by Microsoft at a large premium and was the Fund's biggest contributor to returns. Twelve other portfolio holdings were also takeover targets and made the past year an unusually active period for acquisitions.

--------------------------------------------------------------------------------
TEN LARGEST EQUITY HOLDINGS 3,4
(AS OF SEPTEMBER 30, 2007)
--------------------------------------------------------------------------------
Silicon Laboratories Incorporated                                         2.26%
--------------------------------------------------------------------------------
Continental Resources Incorporated                                        1.84%
--------------------------------------------------------------------------------
Tech Data Corporation                                                     1.63%
--------------------------------------------------------------------------------
Omnicell Incorporated                                                     1.62%
--------------------------------------------------------------------------------
Thoratec Corporation                                                      1.62%
--------------------------------------------------------------------------------
Tessera Technologies Incorporated                                         1.40%
--------------------------------------------------------------------------------
ISIS Pharmaceuticals Incorporated                                         1.39%
--------------------------------------------------------------------------------
Brocade Communications Systems Incorporated                               1.37%
--------------------------------------------------------------------------------
Formfactor Incorporated                                                   1.33%
--------------------------------------------------------------------------------
Applera Corporation-Celera Group                                          1.33%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
3 Equity holdings and sector distribution are subject to change. Cash and cash equivalents are not reflected in the calculations of equity holdings and sector distribution.

4 The Ten Largest Equity Holdings are calculated based on the market value of the Master Trust portfolio securities allocable to the Fund divided by total market value of the portfolio of investments of the Fund. See Notes to Financial Statements for a discussion of the Master Trust.

50 Wells Fargo Equity Gateway Funds                       Performance Highlights

--------------------------------------------------------------------------------

Additional contributors to performance included First Solar, a manufacturer of solar energy cells; Alnylam Pharmaceuticals, whose RNAi technology is poised to make possible a new class of drugs to treat a wide range of diseases; Varian Semiconductor Equipment, the leading maker of ion implantation equipment, which is used in semiconductor manufacturing; and Tesco Drilling, whose technologies and services make oil and gas drilling more efficient.

AS PART OF OUR BOTTOM-UP, STOCK-BY-STOCK INVESTMENT APPROACH, WE ADDED SEVERAL NEW POSITIONS AND SOLD SOME OTHERS, LEADING TO MODEST CHANGES IN THE FUND'S SECTOR WEIGHTINGS.

--------------------------------------------------------------------------------
SECTOR DISTRIBUTION 3
(AS OF SEPTEMBER 30, 2007)
--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Consumer Discretionary                                                     (8%)
Consumer Staples                                                           (3%)
Energy                                                                    (10%)
Financials                                                                 (4%)
Health Care                                                               (23%)
Industrials                                                                (7%)
Information Technology                                                    (41%)
Materials                                                                  (2%)
Telecommunication Services                                                 (1%)
Utilities                                                                  (1%)

We buy and sell stocks in our investment universe based on their individual growth and valuation characteristics. Some of our new purchases during the past year included First Solar, biotechnology company Isis Pharmaceuticals, and business services company Concur Technologies. Recent "sells" included Santarus, whose earnings lagged the market's expectations; TASER International, which reached our price target; and Atwood Oceanics, because we saw better investment opportunities elsewhere. Sector changes resulting from our fundamental stock-selection process were modest. Small decreases in the portfolio's consumer and health care weightings were offset by small increases in energy and technology.

FOR THE FIRST TIME IN SIX YEARS, SMALL-GROWTH COMPANY VALUATIONS STARTED TO CATCH UP WITH EARNINGS DURING THE PERIOD.

We have managed small-company growth portfolios for more than 30 years, using the same investment process. We have learned that there is a strong correlation over time between earnings growth and stock-price appreciation. For small-growth stocks, this relationship broke down for six years following the market's last peak in 2000. During that time, small-growth stock prices advanced only modestly despite strong earnings gains. Over the past 12 months, however, small-company growth valuations finally started to catch up with their earnings. We believe that this trend could continue and create the opportunity for further capital appreciation among the stocks we own.

Performance Highlights                       Wells Fargo Equity Gateway Funds 51

--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN 5 (%) (AS OF SEPTEMBER 30, 2007)

------------------------------------------------------------------------------------------------------------------------------
                                      Including Sales Charge                  Excluding Sales Charge           Expense Ratio
SMALL COMPANY GROWTH FUND     6 Months*   1 Year   5 Year   10 Year   6 Months*   1 Year   5 Year   10 Year   Gross 6   Net 7
------------------------------------------------------------------------------------------------------------------------------
Class A (WFSAX)                  1.66      10.30    15.96     3.80       7.86      17.07    17.34     4.42     1.52%    1.45%
------------------------------------------------------------------------------------------------------------------------------
Class B (WFSBX)                  2.46      11.18    16.26     3.64       7.46      16.22    16.48     3.64     2.27%    2.20%
------------------------------------------------------------------------------------------------------------------------------
Class C (WSMCX)                  6.44      15.13    16.62     3.71       7.44      16.24    16.62     3.71     2.27%    2.20%
------------------------------------------------------------------------------------------------------------------------------
Administrator Class (NVSCX)                                              7.99      17.34    17.63     4.68     1.33%    1.20%
------------------------------------------------------------------------------------------------------------------------------
BENCHMARK
------------------------------------------------------------------------------------------------------------------------------
   Russell 2000 Growth Index 1                                           6.72      18.95    18.70     3.65
------------------------------------------------------------------------------------------------------------------------------

*     Returns for periods of less than one year are not annualized.

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTIONS OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE SHOWN WITHOUT SALES CHARGES WOULD BE LOWER IF SALES CHARGES WERE REFLECTED. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE ON THE FUNDS' WEB SITE AT WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

FOR CLASS A SHARES, THE MAXIMUM FRONT-END SALES CHARGE IS 5.75%. FOR CLASS B SHARES, THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE IS 5.00%. FOR CLASS C SHARES, THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE IS 1.00%. PERFORMANCE INCLUDING SALES CHARGE ASSUMES THE SALES CHARGE FOR THE CORRESPONDING TIME PERIOD. ADMINISTRATOR CLASS SHARES ARE SOLD WITHOUT A FRONT-END SALES CHARGE OR CONTINGENT DEFERRED SALES CHARGE.

Stock fund values fluctuate in response to the activities of individual companies and general market and economic conditions. Smaller company stocks tend to be more volatile and less liquid than those of largercompanies. The use of derivatives may reduce returns and/or increase volatility. Active trading results in increased turnover and trading expenses, and may generate higher short-term capital gains. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). This fund is exposed to foreign investment risk. Consult the Fund's prospectus for additional information on these and other risks.

--------------------------------------------------------------------------------
5 The Fund is a gateway feeder Fund that invests all of its assets in a single master portfolio of the Master Trust with a substantially similar investment objective and substantially similar investment strategies. References to the investment activities of the Fund are intended to refer to the investment activities of the master portfolio in which it invests. Performance shown prior to the inception of the Class A, Class B and Class C shares reflects the performance of the Administrator Class shares, adjusted to reflect Class A, Class B and Class C shares sales charges and expenses, as applicable. Prior to April 11, 2005, the Administrator Class was named the Institutional Class.

6 Reflects the gross expense ratio as stated in the February 1, 2007, prospectus and is based on the Fund's previous fiscal year expenses as reported in the Financial Highlights.

7 The investment adviser has contractually committed through January 31, 2009, to waive fees and/or reimburse expenses to the extent necessary to maintain the net operating expense ratio shown. Without these reductions, the Fund's returns would have been lower.

52 Wells Fargo Equity Gateway Funds                       Performance Highlights


WELLS FARGO ADVANTAGE SMALL COMPANY VALUE FUND
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE

THE WELLS FARGO ADVANTAGE SMALL COMPANY VALUE FUND (the Fund) seeks long-term capital appreciation. EFFECTIVE NOVEMBER 1, 2005, THIS FUND IS CLOSED TO NEW INVESTORS.

INVESTMENT ADVISER

Wells Fargo Funds Management, LLC

SUBADVISER

Peregrine Capital Management, Inc.

FUND MANAGERS

Jason R. Ballsrud,  CFA
Tasso H. Coin,  Jr., CFA
Douglas G. Pugh, CFA

FUND INCEPTION

June 01, 1997

PERFORMANCE SUMMARY

12-MONTH TOTAL RETURN AS OF SEPTEMBER 30, 2007
(EXCLUDING SALES CHARGES)

-----------------------------------------------------
SMALL COMPANY VALUE FUND                      1 YEAR
-----------------------------------------------------
Class A                                        5.95%
-----------------------------------------------------
BENCHMARK
   Russell 2000 Value Index 1                  6.09%
-----------------------------------------------------

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTIONS OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE SHOWN WITHOUT SALES CHARGES WOULD BE LOWER IF SALES CHARGES WERE REFLECTED. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE ON THE FUNDS' WEB SITE AT WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

FOR CLASS A SHARES, THE MAXIMUM FRONT-END SALES CHARGE IS 5.75%. PERFORMANCE INCLUDING SALES CHARGE ASSUMES THE SALES CHARGE FOR THE CORRESPONDING TIME PERIOD. NET AND GROSS EXPENSE RATIOS FOR CLASS A SHARES ARE 1.45% AND 1.57%. THE INVESTMENT ADVISER HAS CONTRACTUALLY COMMITTED THROUGH JANUARY 31, 2009, TO WAIVE FEES AND/OR REIMBURSE EXPENSES TO THE EXTENT NECESSARY TO MAINTAIN THIS NET OPERATING EXPENSE RATIO. WITHOUT THESE REDUCTIONS, THE FUND'S RETURNS WOULD HAVE BEEN LOWER.

--------------------------------------------------------------------------------
GROWTH OF $10,000 INVESTMENTS 2
(AS OF SEPTEMBER 30, 2007)
--------------------------------------------------------------------------------

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

             WELLS FARGO ADVANTAGE      WELLS FARGO ADVANTAGE
              SMALL COMPANY VALUE        SMALL COMPANY VALUE      Russell 2000
   Date         FUND - Class A       FUND - Administrator Class    Value Index
 9/30/1997         $  9,425                    $ 10,000              $ 10,000
10/31/1997         $  9,124                    $  9,682              $  9,728
11/30/1997         $  9,222                    $  9,787              $  9,835
12/31/1997         $  9,557                    $ 10,144              $ 10,168
 1/31/1998         $  9,425                    $ 10,006              $  9,984
 2/28/1998         $ 10,065                    $ 10,686              $ 10,588
 3/31/1998         $ 10,480                    $ 11,128              $ 11,017
 4/30/1998         $ 10,637                    $ 11,297              $ 11,072
 5/31/1998         $ 10,140                    $ 10,770              $ 10,680
 6/30/1998         $ 10,051                    $ 10,676              $ 10,619
 7/31/1998         $  9,467                    $ 10,058              $  9,788
 8/31/1998         $  7,773                    $  8,259              $  8,255
 9/30/1998         $  8,107                    $  8,615              $  8,721
10/31/1998         $  8,222                    $  8,738              $  8,980
11/30/1998         $  8,494                    $  9,029              $  9,223
12/31/1998         $  8,655                    $  9,201              $  9,512
 1/31/1999         $  8,464                    $  8,999              $  9,296
 2/28/1999         $  7,954                    $  8,459              $  8,662
 3/31/1999         $  7,846                    $  8,345              $  8,590
 4/30/1999         $  8,506                    $  9,047              $  9,374
 5/31/1999         $  8,962                    $  9,533              $  9,662
 6/30/1999         $  9,187                    $  9,774              $ 10,012
 7/31/1999         $  9,072                    $  9,654              $  9,775
 8/31/1999         $  8,861                    $  9,430              $  9,417
 9/30/1999         $  8,570                    $  9,122              $  9,229
10/31/1999         $  8,479                    $  9,025              $  9,044
11/30/1999         $  8,391                    $  8,933              $  9,091
12/31/1999         $  8,693                    $  9,256              $  9,371
 1/31/2000         $  8,066                    $  8,590              $  9,126
 2/29/2000         $  8,035                    $  8,557              $  9,683
 3/31/2000         $  8,749                    $  9,319              $  9,729
 4/30/2000         $  8,814                    $  9,390              $  9,786
 5/31/2000         $  8,893                    $  9,475              $  9,637
 6/30/2000         $  8,862                    $  9,443              $  9,919
 7/31/2000         $  9,097                    $  9,694              $ 10,249
 8/31/2000         $  9,846                    $ 10,494              $ 10,707
 9/30/2000         $  9,715                    $ 10,356              $ 10,646
10/31/2000         $  9,701                    $ 10,342              $ 10,609
11/30/2000         $  9,660                    $ 10,300              $ 10,393
12/31/2000         $ 10,997                    $ 11,726              $ 11,509
 1/31/2001         $ 11,197                    $ 11,941              $ 11,827
 2/28/2001         $ 11,197                    $ 11,942              $ 11,811
 3/31/2001         $ 11,038                    $ 11,776              $ 11,621
 4/30/2001         $ 11,488                    $ 12,256              $ 12,159
 5/31/2001         $ 12,025                    $ 12,831              $ 12,472
 6/30/2001         $ 12,497                    $ 13,337              $ 12,974
 7/31/2001         $ 12,242                    $ 13,066              $ 12,683
 8/31/2001         $ 12,310                    $ 13,141              $ 12,639
 9/30/2001         $ 10,688                    $ 11,410              $ 11,244
10/31/2001         $ 10,977                    $ 11,721              $ 11,537
11/30/2001         $ 11,891                    $ 12,699              $ 12,366
12/31/2001         $ 12,415                    $ 13,260              $ 13,124
 1/31/2002         $ 12,576                    $ 13,434              $ 13,298
 2/28/2002         $ 13,256                    $ 14,160              $ 13,379
 3/31/2002         $ 14,513                    $ 15,516              $ 14,381
 4/30/2002         $ 14,878                    $ 15,893              $ 14,887
 5/31/2002         $ 14,563                    $ 15,570              $ 14,394
 6/30/2002         $ 14,123                    $ 15,087              $ 14,076
 7/31/2002         $ 11,646                    $ 12,440              $ 11,984
 8/31/2002         $ 11,394                    $ 12,185              $ 11,931
 9/30/2002         $ 10,602                    $ 11,338              $ 11,079
10/31/2002         $ 11,004                    $ 11,768              $ 11,246
11/30/2002         $ 11,935                    $ 12,762              $ 12,143
12/31/2002         $ 11,614                    $ 12,419              $ 11,624
 1/31/2003         $ 11,085                    $ 11,868              $ 11,297
 2/28/2003         $ 10,519                    $ 11,264              $ 10,917
 3/31/2003         $ 10,695                    $ 11,452              $ 11,034
 4/30/2003         $ 11,752                    $ 12,581              $ 12,082
 5/31/2003         $ 12,885                    $ 13,790              $ 13,315
 6/30/2003         $ 13,149                    $ 14,086              $ 13,541
 7/31/2003         $ 14,219                    $ 15,229              $ 14,216
 8/31/2003         $ 14,860                    $ 15,928              $ 14,756
 9/30/2003         $ 14,546                    $ 15,592              $ 14,587
10/31/2003         $ 15,515                    $ 16,640              $ 15,776
11/30/2003         $ 16,005                    $ 17,151              $ 16,382
12/31/2003         $ 16,640                    $ 17,845              $ 16,974
 1/31/2004         $ 16,901                    $ 18,124              $ 17,561
 2/29/2004         $ 17,084                    $ 18,320              $ 17,901
 3/31/2004         $ 17,503                    $ 18,766              $ 18,149
 4/30/2004         $ 16,797                    $ 18,012              $ 17,210
 5/31/2004         $ 16,941                    $ 18,180              $ 17,418
 6/30/2004         $ 17,751                    $ 19,046              $ 18,303
 7/31/2004         $ 17,097                    $ 18,361              $ 17,461
 8/31/2004         $ 17,215                    $ 18,487              $ 17,633
 9/30/2004         $ 17,856                    $ 19,185              $ 18,330
10/31/2004         $ 18,209                    $ 19,562              $ 18,615
11/30/2004         $ 19,751                    $ 21,210              $ 20,267
12/31/2004         $ 20,512                    $ 22,037              $ 20,750
 1/31/2005         $ 19,749                    $ 21,237              $ 19,948
 2/28/2005         $ 20,387                    $ 21,919              $ 20,344
 3/31/2005         $ 20,054                    $ 21,563              $ 19,925
 4/30/2005         $ 19,180                    $ 20,629              $ 18,897
 5/31/2005         $ 20,484                    $ 22,037              $ 20,050
 6/30/2005         $ 21,303                    $ 22,926              $ 20,936
 7/31/2005         $ 22,372                    $ 24,068              $ 22,128
 8/31/2005         $ 22,149                    $ 23,845              $ 21,620
 9/30/2005         $ 22,136                    $ 23,830              $ 21,584
10/31/2005         $ 21,109                    $ 22,734              $ 21,042
11/30/2005         $ 22,302                    $ 24,023              $ 21,897
12/31/2005         $ 22,451                    $ 24,176              $ 21,728
 1/31/2006         $ 23,825                    $ 25,661              $ 23,525
 2/28/2006         $ 23,780                    $ 25,612              $ 23,523
 3/31/2006         $ 24,701                    $ 26,613              $ 24,661
 4/30/2006         $ 24,565                    $ 26,484              $ 24,728
 5/31/2006         $ 23,599                    $ 25,435              $ 23,704
 6/30/2006         $ 23,538                    $ 25,370              $ 23,995
 7/31/2006         $ 22,708                    $ 24,482              $ 23,662
 8/31/2006         $ 22,980                    $ 24,789              $ 24,369
 9/30/2006         $ 23,478                    $ 25,322              $ 24,607
10/31/2006         $ 24,429                    $ 26,355              $ 25,860
11/30/2006         $ 25,124                    $ 27,113              $ 26,597
12/31/2006         $ 25,362                    $ 27,379              $ 26,829
 1/31/2007         $ 25,799                    $ 27,864              $ 27,231
 2/28/2007         $ 25,929                    $ 28,002              $ 26,896
 3/31/2007         $ 25,832                    $ 27,916              $ 27,222
 4/30/2007         $ 26,399                    $ 28,522              $ 27,505
 5/31/2007         $ 27,404                    $ 29,613              $ 28,514
 6/30/2007         $ 26,804                    $ 28,972              $ 27,850
 7/31/2007         $ 24,681                    $ 26,669              $ 25,479
 8/31/2007         $ 24,714                    $ 26,738              $ 25,989
 9/30/2007         $ 24,876                    $ 26,911              $ 26,105

--------------------------------------------------------------------------------
1 The Russell 2000 Value Index measures the performance of those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values. You cannot invest directly in an Index.

2 The chart compares the performance of the WELLS FARGO ADVANTAGE SMALL COMPANY VALUE FUND Class A and Administrator Class shares for the most recent ten years of the Fund with the Russell 2000 Value Index. The chart assumes a hypothetical investment of $10,000 in Class A and Administrator Class shares and reflects all operating expenses and, for Class A shares, assumes the maximum initial sales charge of 5.75%.

Performance Highlights                       Wells Fargo Equity Gateway Funds 53

--------------------------------------------------------------------------------

MANAGER'S DISCUSSION

FUND HIGHLIGHTS

o The Fund, which modestly underperformed its Russell 2000 Value Index benchmark, was hampered by a relatively unfriendly investment climate for small-cap value stocks.

o The portfolio remained broadly diversified and included between 90 and 110 stocks at various times throughout the past year.

o We maintained with our strict approach to value investing, even though it was out of favor with investors during the period.

SMALL-CAP VALUE STOCKS LAGGED BEHIND THEIR SMALL-CAP GROWTH COUNTERPARTS BY NEARLY 13%.

Small-cap value stocks were out of favor during the year that ended September 30, 2007, lagging their small-cap growth counterparts by nearly 13%--one of the most significant years of relative underperformance on record. Excluding the Internet-driven technology-stock bubble of 1999 and early 2000 and the late-1970s/early-1980s inflationary environment, there was only one other time that small-cap value stocks underperformed their growth counterparts by so wide a margin. In general, the larger a stock's market capitalization and the stronger its growth expectations, the better that stock performed during the 12-month period.

Fund holdings in the materials and processing category provided the strongest absolute and relative performance, compared to the Fund's benchmark. During the past 12 months, the average materials stock in the portfolio returned more than 60%, considerably more than the average materials stock in the Russell 2000 Value Index, which managed to return a little more than 33%.

The Fund's poorest-performing sector was financials, which fell 8% overall. This group's returns were pressured by the subprime mortgage crisis, which forced many financial institutions to write off the value of bad loans. Although our financial stocks were hurt by the sectorwide difficulties, we did not own any positions in subprime lenders.

--------------------------------------------------------------------------------
SECTOR DISTRIBUTION 3
(AS OF SEPTEMBER 30, 2007)
--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Consumer Discretionary                                                    (20%)
Consumer Staples                                                           (3%)
Energy                                                                     (5%)
Financials                                                                (28%)
Health Care                                                                (7%)
Industrials                                                               (13%)
Information Technology                                                    (14%)
Materials                                                                  (6%)
Telecommunication Services                                                 (2%)
Utilities                                                                  (2%)

--------------------------------------------------------------------------------
3 Sector distribution and equity holdings are subject to change. Cash and cash equivalents are not reflected in the calculations of sector distribution and equity holdings.

54 Wells Fargo Equity Gateway Funds                       Performance Highlights

--------------------------------------------------------------------------------

ACQUISITION ACTIVITY LED TO A NUMBER OF "SELLS," WHILE WE ADDED NEW POSITIONS THAT MET OUR STRICT INVESTMENT PROCESS.

--------------------------------------------------------------------------------
TEN LARGEST EQUITY HOLDINGS 3,4
(AS OF SEPTEMBER 30, 2007)
--------------------------------------------------------------------------------
Comtech Telecommunications Corporation                                    1.89%
--------------------------------------------------------------------------------
Chart Industries Incorporated                                             1.66%
--------------------------------------------------------------------------------
Rockwood Holdings Incorporated                                            1.50%
--------------------------------------------------------------------------------
CKE Restaurants Incorporated                                              1.50%
--------------------------------------------------------------------------------
Performance Food Group Company                                            1.40%
--------------------------------------------------------------------------------
Gaylord Entertainment Company                                             1.39%
--------------------------------------------------------------------------------
Pacific Capital Bancorp                                                   1.38%
--------------------------------------------------------------------------------
Mariner Energy Incorporated                                               1.34%
--------------------------------------------------------------------------------
Goodman Global Incorporated                                               1.31%
--------------------------------------------------------------------------------
DRS Technologies Incorporated                                             1.31%
--------------------------------------------------------------------------------

Changes to the Fund's portfolio were consistent with our strict value-investment process. We sold stocks that saw their valuations rise after takeover offers or that reached what we had determined were their fair market values as a result of price appreciation. Takeover activity was very robust for the portfolio during the past year. Eleven portfolio holdings--representing more than 11% of assets--were offered favorable purchase offers and received an average premium of more than 20% over their pre-takeover price. One example of a stock that we sold after it reached our target price was CF Industries, a fertilizer manufacturer. Higher demand for corn and other agricultural products--due to increased production of ethanol and higher global protein consumption--drove a significant increase in CF Industries' earnings and stock price. Accordingly, we sold the stock in favor of better value opportunities elsewhere in the market.

During the past year, we added 11 new positions from various sectors to the portfolio. The number of holdings in the Fund continued to range from 90 and 110 at any given time, with all of our positions demonstrating very strong value characteristics.

WE CONTINUE TO BELIEVE IN OUR DEEP-VALUE INVESTMENT APPROACH AND AWAIT A MORE FAVORABLE BACKDROP FOR SMALL-CAP VALUE INVESTING.

Because we follow a pure approach to deep value investing, it is more difficult for us to benefit from the current market environment, which has been favoring large cap and growth-oriented stocks. However, we will neither deviate from our time-tested small-cap value investment strategy, nor will we compromise our style integrity by chasing large cap or growth stocks. During difficult times, we have always maintained our strict approach. In the long run, we believe that investors are best served when we consistently apply our process in all market environments--including the current one favoring large-cap growth over small-cap value.

--------------------------------------------------------------------------------
4 The Ten Largest Equity Holdings are calculated based on the market value of the Master Trust portfolio securities allocable to the Fund divided by total market value of the portfolio of investments of the Fund. See Notes to Financial Statements for a discussion of the Master Trust.

Performance Highlights                       Wells Fargo Equity Gateway Funds 55

--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN 5 (%) (AS OF SEPTEMBER 30, 2007)

------------------------------------------------------------------------------------------------------------------------------
                                      Including Sales Charge                  Excluding Sales Charge           Expense Ratio
SMALL COMPANY GROWTH FUND     6 Months*   1 Year   5 Year   10 Year   6 Months*   1 Year   5 Year   10 Year   Gross 6   Net 7
------------------------------------------------------------------------------------------------------------------------------
Class A (SCVAX)                 (9.24)    (0.14)    17.20     9.54      (3.70)     5.95     18.60    10.19     1.57%    1.45%
------------------------------------------------------------------------------------------------------------------------------
Class B (SCVBX)                 (9.08)     0.15     17.51     9.36      (4.08)     5.15     17.71     9.36     2.32%    2.20%
------------------------------------------------------------------------------------------------------------------------------
Class C (SCVFX)                 (5.08)     4.15     17.72     9.36      (4.08)     5.15     17.72     9.36     2.32%    2.20%
------------------------------------------------------------------------------------------------------------------------------
Administrator Class (SCVIX)                                             (3.60)     6.28     18.87    10.41     1.39%    1.20%
------------------------------------------------------------------------------------------------------------------------------
BENCHMARK
------------------------------------------------------------------------------------------------------------------------------
   Russell 2000 Value Index 1                                           (4.10)     6.09     18.70    10.07
------------------------------------------------------------------------------------------------------------------------------

*     Returns for periods of less than one year are not annualized.

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTIONS OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE SHOWN WITHOUT SALES CHARGES WOULD BE LOWER IF SALES CHARGES WERE REFLECTED. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE ON THE FUNDS' WEB SITE AT WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

FOR CLASS A SHARES, THE MAXIMUM FRONT-END SALES CHARGE IS 5.75%. FOR CLASS B SHARES, THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE IS 5.00%. FOR CLASS C SHARES, THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE IS 1.00%. PERFORMANCE INCLUDING SALES CHARGE ASSUMES THE SALES CHARGE FOR THE CORRESPONDING TIME PERIOD. ADMINISTRATOR CLASS SHARES ARE SOLD WITHOUT A FRONT-END SALES CHARGE OR CONTINGENT DEFERRED SALES CHARGE.

Stock fund values fluctuate in response to the activities of individual companies and general market and economic conditions. Smaller company stocks tend to be more volatile and less liquid than those of larger companies. The use of derivatives may reduce returns and/or increase volatility. Consult the Fund's Prospectus for additional information on these and other risks.

--------------------------------------------------------------------------------
5 The Fund is a gateway feeder Fund that invests all of its assets in a single master portfolio of the Master Trust with a substantially similar investment objective and substantially similar investment strategies. References to the investment activities of the Fund are intended to refer to the investment activities of the Master Portfolio in which it invests. Performance shown prior to the inception of the Class A, Class B, Class C and Administrator Class shares reflects the performance of the Small Company Value Portfolio, a master portfolio in which the Fund invests substantially all of its assets, adjusted to reflect Class A, Class B, Class C and Administrator Class sales charges and expenses, as applicable. The Small Company Value Portfolio has a substantially similar investment objective and substantially similar investment strategies as the Fund. For periods prior to April 11, 2005, the Administrator Class was named the Institutional Class.

6 Reflects the gross expense ratio as stated in the February 1, 2007, prospectus and is based on the Fund's previous fiscal year expenses, which includes the gross expenses of the Master Portfolio. The gross expense ratio reported in the Financial Highlights includes only the net expenses of the Master Portfolio.

7 The investment adviser has contractually committed through January 31, 2009, to waive fees and/or reimburse expenses to the extent necessary to maintain the net operating expense ratio shown. Without these reductions, the Fund's returns would have been lower.

56 Wells Fargo Equity Gateway Funds                       Performance Highlights


WELLS FARGO ADVANTAGE STRATEGIC SMALL CAP VALUE FUND
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE

THE WELLS FARGO ADVANTAGE STRATEGIC SMALL CAP VALUE FUND (the Fund) seeks maximum long-term capital appreciation.

INVESTMENT ADVISER

Wells Fargo Funds Management, LLC

SUBADVISER

Wells Capital Management Incorporated

PORTFOLIO MANAGERS

Dale E. Benson, PH.D., CFA
Thomas C. Biwer, CFA
Christian L. Chan, CFA
Mark D. Cooper, CFA
Robert J. Costomiris, CFA
Andrew Owen, CFA
Craig R. Pieringer, CFA
I. Charles Rinaldi

FUND INCEPTION

January 31, 2006

PERFORMANCE SUMMARY

12-MONTH TOTAL RETURN 1 AS OF SEPTEMBER 30, 2007
(EXCLUDING SALES CHARGES)

-----------------------------------------------------
STRATEGIC SMALL CAP VALUE FUND                1 YEAR
-----------------------------------------------------
Class A                                        8.58%
-----------------------------------------------------
BENCHMARK
   Russell 2000 Value Index 2                  6.09%
-----------------------------------------------------

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTIONS OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE SHOWN WITHOUT SALES CHARGES WOULD BE LOWER IF SALES CHARGES WERE REFLECTED. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE ON THE FUNDS' WEB SITE AT WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

FOR CLASS A SHARES, THE MAXIMUM FRONT-END SALES CHARGE IS 5.75%. PERFORMANCE INCLUDING SALES CHARGE ASSUMES THE SALES CHARGE FOR THE CORRESPONDING TIME PERIOD. NET AND GROSS EXPENSE RATIOS FOR CLASS A SHARES ARE 1.45% AND 1.55%. THE INVESTMENT ADVISER HAS CONTRACTUALLY COMMITTED THROUGH JANUARY 31, 2009, TO WAIVE FEES AND/OR REIMBURSE EXPENSES TO THE EXTENT NECESSARY TO MAINTAIN THIS NET OPERATING EXPENSE RATIO. WITHOUT THESE REDUCTIONS, THE FUND'S RETURNS WOULD HAVE BEEN LOWER.

--------------------------------------------------------------------------------
GROWTH OF $10,000 INVESTMENTS 3
(AS OF SEPTEMBER 30, 2007)
--------------------------------------------------------------------------------

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

             WELLS FARGO ADVANTAGE      WELLS FARGO ADVANTAGE
              STRATEGIC SMALL CAP     STRATEGIC SMALL CAP VALUE   Russell 2000
   Date       VALUE FUND - Class A   FUND - Administrator Class    Value Index
10/31/2006         $  9,425                   $ 10,000              $ 10,000
11/30/2006         $  9,642                   $ 10,240              $ 10,285
12/31/2006         $  9,764                   $ 10,370              $ 10,375
 1/31/2007         $  9,925                   $ 10,540              $ 10,530
 2/28/2007         $  9,896                   $ 10,510              $ 10,401
 3/31/2007         $ 10,038                   $ 10,660              $ 10,526
 4/30/2007         $ 10,198                   $ 10,830              $ 10,636
 5/31/2007         $ 10,500                   $ 11,150              $ 11,026
 6/30/2007         $ 10,481                   $ 11,140              $ 10,769
 7/31/2007         $  9,651                   $ 10,260              $  9,852
 8/31/2007         $  9,585                   $ 10,190              $ 10,049
 9/30/2007         $  9,746                   $ 10,360              $ 10,095

--------------------------------------------------------------------------------
1 The Fund is a gateway feeder fund that invests all of its assets in a single master portfolio of the Master Trust with a substantially similar investment objective and substantially similar investment strategies. References to the investment activities of the Fund are intended to refer to the investment activities of the master portfolio in which it invests. Class A, Class C, and Administrator Class shares incepted on October 31, 2006. Performance shown prior to the inception of Class A and Class C reflects the performance of the Strategic Small Cap Value Portfolio, a master portfolio in which the Fund invests substantially all of its assets, adjusted to reflect Class A and Class C sales charges and expenses, as applicable. Performance shown prior to the inception of the Administrator Class reflects the performance of the Strategic Small Cap Value Portfolio, a master portfolio in which the Fund invests substantially all of its assets, adjusted to reflect Administrator Class expenses. The Strategic Small Cap Value Portfolio has a substantially similar investment objective and substantially similar investment strategies as the Fund. The Strategic Small Cap Value Portfolio incepted on January 31, 2006.

Performance Highlights                       Wells Fargo Equity Gateway Funds 57

--------------------------------------------------------------------------------

MANAGER'S DISCUSSION

FUND HIGHLIGHTS

o     The Fund outperformed its benchmark.

o Small cap stocks had a strong early start, but trailed their mid and large cap counterparts by the end of the period.

o The market tends to respond favorably when the Fed decides to cut lending rates, and we saw that this was true in August and September 2007.

THE FUND SEEKS TO BENEFIT FROM SEVERAL SMALL-CAP INVESTING STYLES.

--------------------------------------------------------------------------------
SECTOR DISTRIBUTION 4
(AS OF SEPTEMBER 30, 2007)
--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Consumer Discretionary                                                    (17%)
Consumer Staples                                                           (6%)
Energy                                                                     (7%)
Financials                                                                (20%)
Health Care                                                                (8%)
Industrials                                                               (16%)
Information Technology                                                    (16%)
Materials                                                                  (8%)
Telecommunication Services                                                 (1%)
Utilities                                                                  (1%)

Despite a strong start early on, small cap stocks weakened and trailed their mid and large cap counterparts by the end of the 12-month period. Small cap value stocks were the more anemic of the small cap styles. Two of the Fund's three underlying portfolios outperformed the Fund's benchmark, the Russell 2000 Value Index.

The portion of the Fund managed by the Wells Capital Management Value Equity team was a positive contributor and profited from overweights in the energy and materials sectors, an underweight in the financials sector, and good stock selection in the energy and industrials sectors.

The portion of the Fund managed by the Wells Capital Management Disciplined Value Equity team also contributed positively to Fund performance and benefited from an underweight in the financials sector and solid stock selection in both the industrials and consumer discretionary sectors. Poor stock selection in the materials sector detracted from Fund performance.

--------------------------------------------------------------------------------
2 The Russell 2000(R) Value Index measures the performance of those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values. You cannot invest directly in an Index.

3 The chart compares the performance of the WELLS FARGO ADVANTAGE STRATEGIC SMALL CAP VALUE FUND Class A and Administrator Class shares for the life of the Fund with the Russell 2000 Value Index. The chart assumes a hypothetical investment of $10,000 in Class A shares, reflects all operating expenses and assumes the maximum initial sales charge of 5.75%.

4 Equity holdings and sector distribution are subject to change. Cash and cash equivalents are not reflected in the calculations of equity holdings and sector distribution.

58 Wells Fargo Equity Gateway Funds                       Performance Highlights

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TEN LARGEST EQUITY HOLDINGS 4,5
(AS OF SEPTEMBER 30, 2007)
--------------------------------------------------------------------------------
Apex Silver Mines Limited                                                 1.78%
--------------------------------------------------------------------------------
Fuelcell Energy Incorporated                                              1.66%
--------------------------------------------------------------------------------
Corinthian Colleges Incorporated                                          1.53%
--------------------------------------------------------------------------------
Del Monte Foods Company                                                   1.45%
--------------------------------------------------------------------------------
Playboy Enterprises Incorporated Class B                                  1.32%
--------------------------------------------------------------------------------
CRA International Incorporated                                            1.21%
--------------------------------------------------------------------------------
Tootsie Roll Industries Incorporated                                      1.19%
--------------------------------------------------------------------------------
Molex Incorporated                                                        1.16%
--------------------------------------------------------------------------------
Perkinelmer Incorporated                                                  1.09%
--------------------------------------------------------------------------------
Randgold Resources Limited ADR                                            1.03%
--------------------------------------------------------------------------------

The portion of the Fund managed by the Wells Capital Management Benson Value team was a detractor for the period. The strategy's performance was hurt by its overweight in the consumer discretionary sector and its stock selection in the financials sector.

No assets were reallocated among the underlying investment strategies during the period.

ON BALANCE, THE UNDERPINNINGS FOR U.S. STOCKS REMAIN POSITIVE.

Our optimistic outlook is based on three considerations: reasonable valuations, abundant liquidity, and low interest rates. The market tends to respond favorably when the Fed decides to cut lending rates, and we saw that this was true in August and September 2007. Looking back in history, Fed action to cut rates has often been a signal that more cuts were on the way.

On the more cautious side, optimistic earnings expectations for future quarters represent a potential risk for the market because disappointments can become a source of downward pressure.

After outperforming large cap stocks for eight years, the earnings momentum and valuations of small cap stocks relative to large cap seem to have deteriorated. Prospects for small companies are more sensitive to changes in the domestic economic environment, which may slow somewhat in future quarters in response to a softening housing market, subprime mortgage concerns, and higher energy costs. Because earnings for small companies tend to be more dependent on the domestic economy than earnings for large cap companies are, small cap companies are less likely to benefit from a weaker U.S. dollar.

--------------------------------------------------------------------------------
5 The Ten Largest Equity Holdings are calculated based on the market value of the Master Trust portfolio securities allocable to the Fund divided by total market value of the portfolio of investments of the Fund. See Notes to Financial Statements for a discussion of the Master Trust.

Performance Highlights                       Wells Fargo Equity Gateway Funds 59

--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN 1  (%) (AS OF SEPTEMBER 30, 2007)

----------------------------------------------------------------------------------------------------------------------
                                      Including Sales Charge               Excluding Sales Charge       Expense Ratio
STRATEGIC SMALL CAP VALUE FUND   6 Months*   1 Year   Life of Fund   6 Months*   1 Year  Life of Fund  Gross 6   Net 7
----------------------------------------------------------------------------------------------------------------------
Class A (WFRAX)                   (8.50)      2.33        1.48         (2.91)     8.58       5.16       1.55%    1.45%
----------------------------------------------------------------------------------------------------------------------
Class C (WFRCX)                   (4.30)      6.78        4.38         (3.30)     7.78       4.38       2.30%    2.20%
----------------------------------------------------------------------------------------------------------------------
Administrator Class (WFRDX)                                            (2.81)     8.81       5.40       1.37%    1.20%
----------------------------------------------------------------------------------------------------------------------
BENCHMARK
----------------------------------------------------------------------------------------------------------------------
   Russell 2000 Value Index 2                                          (4.10)     6.09       0.95
----------------------------------------------------------------------------------------------------------------------

*     Returns for periods of less than one year are not annualized.

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTIONS OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE SHOWN WITHOUT SALES CHARGES WOULD BE LOWER IF SALES CHARGES WERE REFLECTED. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE ON THE FUNDS' WEB SITE AT WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

FOR CLASS A SHARES, THE MAXIMUM FRONT-END SALES CHARGE IS 5.75%. FOR CLASS C SHARES, THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE IS 1.00%. PERFORMANCE INCLUDING SALES CHARGE ASSUMES THE SALES CHARGE FOR THE CORRESPONDING TIME PERIOD. ADMINISTRATOR CLASS SHARES ARE SOLD WITHOUT A FRONT-END SALES CHARGE OR CONTINGENT DEFERRED SALES CHARGE.

Stock fund values fluctuate in response to the activities of individual companies and general market and economic conditions. Smaller company stocks tend to be more volatile and less liquid than those of larger companies. The use of derivatives may reduce returns and/or increase volatility. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). This fund is exposed to foreign investment risk. Consult the Fund's prospectus for additional information on these and other risks.

--------------------------------------------------------------------------------
6 Reflects the gross expense ratio as stated in the February 1,2007, prospectus and is based on estimates for the current fiscal year, as this is the first fiscal year for the Fund. The gross expense ratio reported in the Financial Highlights is based on actual expenses for the Fund.

7 The investment adviser has contractually committed through January 31, 2009, to waive fees and/or reimburse expenses to the extent necessary to maintain the net operating expense ratio shown. Without these reductions, the Fund's returns would have been lower.

60 Wells Fargo Equity Gateway Funds                                Fund Expenses


As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, redemption fees (if any) and exchange fees (if any); and (2) ongoing costs, including management fees; distribution (12b-1) and/or shareholder service fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire six-month period, from April 1, 2007 to September 30, 2007.

ACTUAL EXPENSES

The "Actual" line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Actual" line under the heading entitled "Expenses Paid During Period" for your applicable class of shares to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The "Hypothetical" line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the "Hypothetical" line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

-------------------------------------------------------------------------------------------------------------
                                                    Beginning         Ending       Expenses
                                                  Account Value   Account Value   Paid During    Net Annual
WELLS FARGO ADVANTAGE C&B LARGE CAP VALUE FUND      04-01-2007      09-30-2007     Period 1     Expense Ratio
-------------------------------------------------------------------------------------------------------------
CLASS A
   Actual                                           $1,000.00       $1,047.30        $6.16          1.20%
   Hypothetical (5% return before expenses)         $1,000.00       $1,019.05        $6.07          1.20%
-------------------------------------------------------------------------------------------------------------
CLASS B
   Actual                                           $1,000.00       $1,043.50        $9.99          1.95%
   Hypothetical (5% return before expenses)         $1,000.00       $1,015.29        $9.85          1.95%
-------------------------------------------------------------------------------------------------------------
CLASS C
   Actual                                           $1,000.00       $1,043.50        $9.99          1.95%
   Hypothetical (5% return before expenses)         $1,000.00       $1,015.29        $9.85          1.95%
-------------------------------------------------------------------------------------------------------------
CLASS D
   Actual                                           $1,000.00       $1,047.30        $6.16          1.20%
   Hypothetical (5% return before expenses)         $1,000.00       $1,019.05        $6.07          1.20%
-------------------------------------------------------------------------------------------------------------
ADMINISTRATOR CLASS
   Actual                                           $1,000.00       $1,048.20        $4.88          0.95%
   Hypothetical (5% return before expenses)         $1,000.00       $1,020.31        $4.81          0.95%
-------------------------------------------------------------------------------------------------------------
INSTITUTIONAL CLASS
   Actual                                           $1,000.00       $1,049.00        $3.60          0.70%
   Hypothetical (5% return before expenses)         $1,000.00       $1,021.56        $3.55          0.70%
-------------------------------------------------------------------------------------------------------------

Fund Expenses                                Wells Fargo Equity Gateway Funds 61


-------------------------------------------------------------------------------------------------------------------------
                                                                Beginning         Ending       Expenses
                                                              Account Value   Account Value   Paid During    Net Annual
WELLS FARGO ADVANTAGE DIVERSIFIED EQUITY FUND                   04-01-2007      09-30-2007     Period 1     Expense Ratio
-------------------------------------------------------------------------------------------------------------------------
CLASS A
   Actual                                                       $1,000.00       $1,081.90        $ 6.52         1.25%
   Hypothetical (5% return before expenses)                     $1,000.00       $1,018.80        $ 6.33         1.25%
-------------------------------------------------------------------------------------------------------------------------
CLASS B
   Actual                                                       $1,000.00       $1,077.60        $10.42         2.00%
   Hypothetical (5% return before expenses)                     $1,000.00       $1,015.04        $10.10         2.00%
-------------------------------------------------------------------------------------------------------------------------
CLASS C
   Actual                                                       $1,000.00       $1,077.60        $10.42         2.00%
   Hypothetical (5% return before expenses)                     $1,000.00       $1,015.04        $10.10         2.00%
-------------------------------------------------------------------------------------------------------------------------
ADMINISTRATOR CLASS
   Actual                                                       $1,000.00       $1,083.10        $ 5.22         1.00%
   Hypothetical (5% return before expenses)                     $1,000.00       $1,020.05        $ 5.06         1.00%
-------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE DIVERSIFIED SMALL CAP FUND
-------------------------------------------------------------------------------------------------------------------------
ADMINISTRATOR CLASS
   Actual                                                       $1,000.00       $1,032.60        $ 6.11         1.20%
   Hypothetical (5% return before expenses)                     $1,000.00       $1,019.05        $ 6.07         1.20%
-------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE EMERGING GROWTH FUND
-------------------------------------------------------------------------------------------------------------------------
ADMINISTRATOR CLASS 2
   Actual                                                       $1,000.00       $1,212.10        $ 6.65         1.20%
   Hypothetical (5% return before expenses)                     $1,000.00       $1,019.05        $ 6.07         1.20%
-------------------------------------------------------------------------------------------------------------------------
INVESTOR CLASS 2
   Actual                                                       $1,000.00       $1,210.20        $ 8.26         1.49%
   Hypothetical (5% return before expenses)                     $1,000.00       $1,017.60        $ 7.54         1.49%
-------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE EQUITY INCOME FUND
-------------------------------------------------------------------------------------------------------------------------
CLASS A
   Actual                                                       $1,000.00       $1,071.90        $ 5.71         1.10%
   Hypothetical (5% return before expenses)                     $1,000.00       $1,019.55        $ 5.57         1.10%
-------------------------------------------------------------------------------------------------------------------------
CLASS B
   Actual                                                       $1,000.00       $1,068.00        $ 9.59         1.85%
   Hypothetical (5% return before expenses)                     $1,000.00       $1,015.79        $ 9.35         1.85%
-------------------------------------------------------------------------------------------------------------------------
CLASS C
   Actual                                                       $1,000.00       $1,068.00        $ 9.59         1.85%
   Hypothetical (5% return before expenses)                     $1,000.00       $1,015.79        $ 9.35         1.85%
-------------------------------------------------------------------------------------------------------------------------
ADMINISTRATOR CLASS
   Actual                                                       $1,000.00       $1,073.30        $ 4.42         0.85%
   Hypothetical (5% return before expenses)                     $1,000.00       $1,020.81        $ 4.31         0.85%
-------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE EQUITY VALUE FUND
-------------------------------------------------------------------------------------------------------------------------
CLASS A
   Actual                                                       $1,000.00       $1,078.10        $ 6.51         1.25%
   Hypothetical (5% return before expenses)                     $1,000.00       $1,018.80        $ 6.33         1.25%
-------------------------------------------------------------------------------------------------------------------------
CLASS B
   Actual                                                       $1,000.00       $1,073.80        $10.40         2.00%
   Hypothetical (5% return before expenses)                     $1,000.00       $1,015.04        $10.10         2.00%
-------------------------------------------------------------------------------------------------------------------------
CLASS C
   Actual                                                       $1,000.00       $1,074.00        $10.40         2.00%
   Hypothetical (5% return before expenses)                     $1,000.00       $1,015.04        $10.10         2.00%
-------------------------------------------------------------------------------------------------------------------------

62 Wells Fargo Equity Gateway Funds                                Fund Expenses


-------------------------------------------------------------------------------------------------------------------------
                                                                Beginning         Ending       Expenses
                                                              Account Value   Account Value   Paid During    Net Annual
WELLS FARGO ADVANTAGE EQUITY VALUE FUND (continued)            04-01-2007       09-30-2007     Period 1     Expense Ratio
-------------------------------------------------------------------------------------------------------------------------
ADMINISTRATOR CLASS
   Actual                                                       $1,000.00       $1,079.40        $ 5.21         1.00%
   Hypothetical (5% return before expenses)                     $1,000.00       $1,020.05        $ 5.06         1.00%
-------------------------------------------------------------------------------------------------------------------------
INSTITUTIONAL CLASS
   Actual                                                       $1,000.00       $1,080.60        $ 3.91         0.75%
   Hypothetical (5% return before expenses)                     $1,000.00       $1,021.31        $ 3.80         0.75%
-------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE GROWTH EQUITY FUND
-------------------------------------------------------------------------------------------------------------------------
CLASS A
   Actual                                                       $1,000.00       $1,076.00        $ 7.81         1.50%
   Hypothetical (5% return before expenses)                     $1,000.00       $1,017.55        $ 7.59         1.50%
-------------------------------------------------------------------------------------------------------------------------
CLASS B
   Actual                                                       $1,000.00       $1,072.10        $11.69         2.25%
   Hypothetical (5% return before expenses)                     $1,000.00       $1,013.79        $11.36         2.25%
-------------------------------------------------------------------------------------------------------------------------
CLASS C
   Actual                                                       $1,000.00       $1,072.00        $11.69         2.25%
   Hypothetical (5% return before expenses)                     $1,000.00       $1,013.79        $11.36         2.25%
-------------------------------------------------------------------------------------------------------------------------
ADMINISTRATOR CLASS
   Actual                                                       $1,000.00       $1,077.30        $ 6.51         1.25%
   Hypothetical (5% return before expenses)                     $1,000.00       $1,018.80        $ 6.33         1.25%
-------------------------------------------------------------------------------------------------------------------------
INSTITUTIONAL CLASS
   Actual                                                       $1,000.00       $1,078.30        $ 5.47         1.05%
   Hypothetical (5% return before expenses)                     $1,000.00       $1,019.80        $ 5.32         1.05%
-------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE INTERNATIONAL VALUE FUND
-------------------------------------------------------------------------------------------------------------------------
CLASS A
   Actual                                                       $1,000.00       $1,040.70        $ 7.67         1.50%
   Hypothetical (5% return before expenses)                     $1,000.00       $1,017.55        $ 7.59         1.50%
-------------------------------------------------------------------------------------------------------------------------
CLASS B
   Actual                                                       $1,000.00       $1,037.20        $11.49         2.25%
   Hypothetical (5% return before expenses)                     $1,000.00       $1,013.79        $11.36         2.25%
-------------------------------------------------------------------------------------------------------------------------
CLASS C
   Actual                                                       $1,000.00       $1,037.00        $11.49         2.25%
   Hypothetical (5% return before expenses)                     $1,000.00       $1,013.79        $11.36         2.25%
-------------------------------------------------------------------------------------------------------------------------
ADMINISTRATOR CLASS
   Actual                                                       $1,000.00       $1,041.70        $ 6.40         1.25%
   Hypothetical (5% return before expenses)                     $1,000.00       $1,018.80        $ 6.33         1.25%
-------------------------------------------------------------------------------------------------------------------------
INSTITUTIONAL CLASS
   Actual                                                       $1,000.00       $1,043.20        $ 5.38         1.05%
   Hypothetical (5% return before expenses)                     $1,000.00       $1,019.80        $ 5.32         1.05%
-------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE LARGE CAP APPRECIATION FUND
-------------------------------------------------------------------------------------------------------------------------
CLASS A
   Actual                                                       $1,000.00       $1,137.40        $ 6.70         1.25%
   Hypothetical (5% return before expenses)                     $1,000.00       $1,018.80        $ 6.33         1.25%
-------------------------------------------------------------------------------------------------------------------------
CLASS B
   Actual                                                       $1,000.00       $1,134.10        $10.70         2.00%
   Hypothetical (5% return before expenses)                     $1,000.00       $1,015.14        $10.10         2.00%
-------------------------------------------------------------------------------------------------------------------------

Fund Expenses                                Wells Fargo Equity Gateway Funds 63


-------------------------------------------------------------------------------------------------------------------------
                                                                Beginning         Ending        Expenses
                                                              Account Value   Account Value   Paid During    Net Annual
WELLS FARGO ADVANTAGE LARGE CAP APPRECIATION FUND (continued)   04-01-2007      09-30-2007      Period 1    Expense Ratio
-------------------------------------------------------------------------------------------------------------------------
CLASS C
   Actual                                                       $1,000.00       $1,133.00        $10.69         2.00%
   Hypothetical (5% return before expenses)                     $1,000.00       $1,015.14        $10.10         2.00%
-------------------------------------------------------------------------------------------------------------------------
ADMINISTRATOR CLASS
   Actual                                                       $1,000.00       $1,138.80        $ 5.36         1.00%
   Hypothetical (5% return before expenses)                     $1,000.00       $1,020.05        $ 5.06         1.00%
-------------------------------------------------------------------------------------------------------------------------
INSTITUTIONAL CLASS
   Actual                                                       $1,000.00       $1,140.50        $ 3.76         0.70%
   Hypothetical (5% return before expenses)                     $1,000.00       $1,021.56        $ 3.55         0.70%
-------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE LARGE COMPANY GROWTH FUND
-------------------------------------------------------------------------------------------------------------------------
CLASS A
   Actual                                                       $1,000.00       $1,116.90        $ 6.37         1.20%
   Hypothetical (5% return before expenses)                     $1,000.00       $1,019.05        $ 6.07         1.20%
-------------------------------------------------------------------------------------------------------------------------
CLASS B
   Actual                                                       $1,000.00       $1,112.60        $10.33         1.95%
   Hypothetical (5% return before expenses)                     $1,000.00       $1,015.29        $ 9.85         1.95%
-------------------------------------------------------------------------------------------------------------------------
CLASS C
   Actual                                                       $1,000.00       $1,112.60        $10.33         1.95%
   Hypothetical (5% return before expenses)                     $1,000.00       $1,015.29        $ 9.85         1.95%
-------------------------------------------------------------------------------------------------------------------------
ADMINISTRATOR CLASS
   Actual                                                       $1,000.00       $1,118.20        $ 5.04         0.95%
   Hypothetical (5% return before expenses)                     $1,000.00       $1,020.31        $ 4.81         0.95%
-------------------------------------------------------------------------------------------------------------------------
INSTITUTIONAL CLASS
   Actual                                                       $1,000.00       $1,119.40        $ 3.98         0.75%
   Hypothetical (5% return before expenses)                     $1,000.00       $1,021.31        $ 3.80         0.75%
-------------------------------------------------------------------------------------------------------------------------
CLASS Z
   Actual                                                       $1,000.00       $1,115.80        $ 7.27         1.37%
   Hypothetical (5% return before expenses)                     $1,000.00       $1,018.20        $ 6.93         1.37%
-------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE SMALL COMPANY GROWTH FUND
-------------------------------------------------------------------------------------------------------------------------
CLASS A
   Actual                                                       $1,000.00       $1,078.60        $ 7.56         1.45%
   Hypothetical (5% return before expenses)                     $1,000.00       $1,017.80        $ 7.33         1.45%
-------------------------------------------------------------------------------------------------------------------------
CLASS B
   Actual                                                       $1,000.00       $1,074.60        $11.44         2.20%
   Hypothetical (5% return before expenses)                     $1,000.00       $1,014.04        $11.11         2.20%
-------------------------------------------------------------------------------------------------------------------------
CLASS C
   Actual                                                       $1,000.00       $1,074.40        $11.44         2.20%
   Hypothetical (5% return before expenses)                     $1,000.00       $1,014.04        $11.11         2.20%
-------------------------------------------------------------------------------------------------------------------------
ADMINISTRATOR CLASS
   Actual                                                       $1,000.00       $1,079.90        $ 6.26         1.20%
   Hypothetical (5% return before expenses)                     $1,000.00       $1,019.05        $ 6.07         1.20%
-------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE SMALL COMPANY VALUE FUND
-------------------------------------------------------------------------------------------------------------------------
CLASS A
   Actual                                                       $1,000.00       $ 963.00         $ 7.14         1.45%
   Hypothetical (5% return before expenses)                     $1,000.00       $1,017.80        $ 7.33         1.45%
-------------------------------------------------------------------------------------------------------------------------

64 Wells Fargo Equity Gateway Funds                                Fund Expenses


-------------------------------------------------------------------------------------------------------------------------
                                                                Beginning        Ending        Expenses
                                                              Account Value   Account Value   Paid During    Net Annual
WELLS FARGO ADVANTAGE SMALL COMPANY VALUE FUND (continued)      04-01-2007     09-30-2007      Period 1     Expense Ratio
-------------------------------------------------------------------------------------------------------------------------
CLASS B
   Actual                                                       $1,000.00       $  959.20        $10.81         2.20%
   Hypothetical (5% return before expenses)                     $1,000.00       $1,014.04        $11.11         2.20%
-------------------------------------------------------------------------------------------------------------------------
CLASS C
   Actual                                                       $1,000.00       $  959.20        $10.81         2.20%
   Hypothetical (5% return before expenses)                     $1,000.00       $1,014.04        $11.11         2.20%
-------------------------------------------------------------------------------------------------------------------------
ADMINISTRATOR CLASS
   Actual                                                       $1,000.00       $  964.00        $ 5.91         1.20%
   Hypothetical (5% return before expenses)                     $1,000.00       $1,019.05        $ 6.07         1.20%
-------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE STRATEGIC SMALL CAP VALUE FUND
-------------------------------------------------------------------------------------------------------------------------
CLASS A 3
   Actual                                                       $1,000.00       $  970.90        $ 7.16         1.45%
   Hypothetical (5% return before expenses)                     $1,000.00       $1,017.80        $ 7.33         1.45%
-------------------------------------------------------------------------------------------------------------------------
CLASS C 3
   Actual                                                       $1,000.00       $  967.00        $10.85         2.20%
   Hypothetical (5% return before expenses)                     $1,000.00       $1,014.04        $11.11         2.20%
-------------------------------------------------------------------------------------------------------------------------
ADMINISTRATOR CLASS 3
   Actual                                                       $1,000.00       $  971.90        $ 5.93         1.20%
   Hypothetical (5% return before expenses)                     $1,000.00       $1,019.05        $ 6.07         1.20%
-------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1 Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half year period.)

2 This class commenced operations on January 31, 2007. Actual expenses shown for this class are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by 242/365 (to reflect the period from January 31, 2007 to September 30, 2007).

3 This class commenced operations on October 31, 2006. Actual expenses shown for this class are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by 335/365 (to reflect the period from October 31, 2006 to September 30, 2007).

Portfolio of Investments--September 30, 2007

                                             Wells Fargo Equity Gateway Funds 65


C&B LARGE CAP VALUE FUND
--------------------------------------------------------------------------------

FACE/SHARE
AMOUNT          SECURITY NAME                                                                                            VALUE
INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS: 99.90%
           NA   WELLS FARGO ADVANTAGE C&B LARGE CAP VALUE PORTFOLIO                                                 $   983,718,105

TOTAL INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS (COST $903,397,755)                                                   983,718,105
                                                                                                                    ---------------
TOTAL INVESTMENTS IN SECURITIES
(COST $903,397,755)                               99.90%                                                            $   983,718,105

OTHER ASSETS AND LIABILITIES, NET                  0.10                                                                     943,970
                                                 ------                                                             ---------------

TOTAL NET ASSETS                                 100.00%                                                            $   984,662,075
                                                 ------                                                             ---------------

DIVERSIFIED EQUITY FUND
--------------------------------------------------------------------------------

FACE/SHARE
AMOUNT          SECURITY NAME                                                                                            VALUE
INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS: 100.17%
           NA   WELLS FARGO ADVANTAGE C&B LARGE CAP VALUE PORTFOLIO                                                 $   105,102,564
           NA   WELLS FARGO ADVANTAGE DISCIPLINED GROWTH PORTFOLIO                                                       63,617,140
           NA   WELLS FARGO ADVANTAGE EMERGING GROWTH PORTFOLIO                                                           7,864,846
           NA   WELLS FARGO ADVANTAGE EQUITY INCOME PORTFOLIO                                                           105,051,425
           NA   WELLS FARGO ADVANTAGE EQUITY VALUE PORTFOLIO                                                            105,467,933
           NA   WELLS FARGO ADVANTAGE INDEX PORTFOLIO                                                                   315,710,174
           NA   WELLS FARGO ADVANTAGE INTERNATIONAL CORE PORTFOLIO                                                       48,215,973
           NA   WELLS FARGO ADVANTAGE INTERNATIONAL GROWTH PORTFOLIO                                                     48,669,184
           NA   WELLS FARGO ADVANTAGE INTERNATIONAL INDEX PORTFOLIO                                                      48,262,944
           NA   WELLS FARGO ADVANTAGE INTERNATIONAL VALUE PORTFOLIO                                                      46,920,407
           NA   WELLS FARGO ADVANTAGE LARGE CAP APPRECIATION PORTFOLIO                                                   31,925,749
           NA   WELLS FARGO ADVANTAGE LARGE COMPANY GROWTH PORTFOLIO                                                    222,468,797
           NA   WELLS FARGO ADVANTAGE SMALL CAP INDEX PORTFOLIO                                                          41,427,957
           NA   WELLS FARGO ADVANTAGE SMALL COMPANY GROWTH PORTFOLIO                                                     34,706,022
           NA   WELLS FARGO ADVANTAGE SMALL COMPANY VALUE PORTFOLIO                                                       4,007,509
           NA   WELLS FARGO ADVANTAGE STRATEGIC SMALL CAP VALUE PORTFOLIO                                                36,506,203

TOTAL INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS (COST $895,679,854)                                                 1,265,924,827
                                                                                                                    ---------------
TOTAL INVESTMENTS IN SECURITIES
(COST $895,679,854)                              100.17%                                                            $ 1,265,924,827

Other Assets and Liabilities, Net                 (0.17)                                                                 (2,156,490)
                                                 ------                                                             ---------------

TOTAL NET ASSETS                                 100.00%                                                            $ 1,263,768,337
                                                 ------                                                             ---------------

--------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

66 Wells Fargo Equity Gateway Funds

                                    Portfolio of Investments--September 30, 2007


DIVERSIFIED SMALL CAP FUND
--------------------------------------------------------------------------------

FACE/SHARE
AMOUNT          SECURITY NAME                                                                                            VALUE
INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS: 100.10%
           NA   WELLS FARGO ADVANTAGE EMERGING GROWTH PORTFOLIO                                                     $    51,312,078
           NA   WELLS FARGO ADVANTAGE SMALL CAP INDEX PORTFOLIO                                                         251,345,764
           NA   WELLS FARGO ADVANTAGE SMALL COMPANY GROWTH PORTFOLIO                                                    204,511,384
           NA   WELLS FARGO ADVANTAGE SMALL COMPANY VALUE PORTFOLIO                                                      24,949,579
           NA   WELLS FARGO ADVANTAGE STRATEGIC SMALL CAP VALUE PORTFOLIO                                               225,998,461

TOTAL INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS (COST $683,064,306)                                                   758,117,266
                                                                                                                    ---------------
TOTAL INVESTMENTS IN SECURITIES
(COST $683,064,306)                              100.10%                                                            $   758,117,266

OTHER ASSETS AND LIABILITIES, NET                 (0.10)                                                                   (764,867)
                                                 ------                                                             ---------------

TOTAL NET ASSETS                                 100.00%                                                            $   757,352,399
                                                 ------                                                             ---------------

EMERGING GROWTH FUND
--------------------------------------------------------------------------------

FACE/SHARE
AMOUNT          SECURITY NAME                                                                                            VALUE
INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS: 97.26%
           NA   Wells Fargo Advantage Emerging Growth Portfolio                                                     $     3,170,365

TOTAL INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS (COST $2,705,758)                                                       3,170,365
                                                                                                                    ---------------
TOTAL INVESTMENTS IN SECURITIES
(COST $2,705,758)                                 97.26%                                                            $     3,170,365

OTHER ASSETS AND LIABILITIES, NET                  2.74                                                                      89,334
                                                 ------                                                             ---------------

TOTAL NET ASSETS                                 100.00%                                                            $     3,259,699
                                                 ------                                                             ---------------

EQUITY INCOME FUND
--------------------------------------------------------------------------------

FACE/SHARE
AMOUNT          SECURITY NAME                                                                                            VALUE
INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS: 99.42%
           NA   WELLS FARGO ADVANTAGE EQUITY INCOME PORTFOLIO                                                       $   407,513,802

TOTAL INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS (COST $553,920,196)                                                   407,513,802
                                                                                                                    ---------------
TOTAL INVESTMENTS IN SECURITIES
(COST $553,920,196)                               99.42%                                                            $   407,513,802

OTHER ASSETS AND LIABILITIES, NET                  0.58                                                                   2,384,079
                                                 ------                                                             ---------------

TOTAL NET ASSETS                                 100.00%                                                            $   409,897,881
                                                 ------                                                             ---------------

--------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

Portfolio of Investments--September 30, 2007

                                             Wells Fargo Equity Gateway Funds 67


EQUITY VALUE FUND
--------------------------------------------------------------------------------

FACE/SHARE
AMOUNT          SECURITY NAME                                                                                            VALUE
INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS: 98.04%
           NA   WELLS FARGO ADVANTAGE EQUITY VALUE PORTFOLIO                                                        $   154,677,377

TOTAL INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS (COST $138,696,869)                                                   154,677,377
                                                                                                                    ---------------
TOTAL INVESTMENTS IN SECURITIES
(COST $138,696,869)                               98.04%                                                            $   154,677,377

OTHER ASSETS AND LIABILITIES, NET                  1.96                                                                   3,096,359
                                                 ------                                                             ---------------

TOTAL NET ASSETS                                 100.00%                                                            $   157,773,736
                                                 ------                                                             ---------------

GROWTH EQUITY FUND
--------------------------------------------------------------------------------

FACE/SHARE
AMOUNT          SECURITY NAME                                                                                            VALUE
INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS: 100.27%
           NA   WELLS FARGO ADVANTAGE DISCIPLINED GROWTH PORTFOLIO                                                  $    27,402,916
           NA   WELLS FARGO ADVANTAGE EMERGING GROWTH PORTFOLIO                                                          12,449,061
           NA   WELLS FARGO ADVANTAGE INTERNATIONAL CORE PORTFOLIO                                                       41,450,741
           NA   WELLS FARGO ADVANTAGE INTERNATIONAL GROWTH PORTFOLIO                                                     41,975,765
           NA   WELLS FARGO ADVANTAGE INTERNATIONAL INDEX PORTFOLIO                                                      41,433,875
           NA   WELLS FARGO ADVANTAGE INTERNATIONAL VALUE PORTFOLIO                                                      40,547,075
           NA   WELLS FARGO ADVANTAGE LARGE COMPANY GROWTH PORTFOLIO                                                    163,917,345
           NA   WELLS FARGO ADVANTAGE SMALL CAP INDEX PORTFOLIO                                                          62,114,898
           NA   WELLS FARGO ADVANTAGE SMALL COMPANY GROWTH PORTFOLIO                                                     51,668,599
           NA   WELLS FARGO ADVANTAGE SMALL COMPANY VALUE PORTFOLIO                                                       6,040,802
           NA   WELLS FARGO ADVANTAGE STRATEGIC SMALL CAP VALUE PORTFOLIO                                                55,879,724

TOTAL INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS (COST $381,512,088)                                                   544,880,801
                                                                                                                    ---------------
TOTAL INVESTMENTS IN SECURITIES
(COST $381,512,088)                              100.27%                                                            $   544,880,801

OTHER ASSETS AND LIABILITIES, NET                 (0.27)                                                                (1,472,275)
                                                 ------                                                             ---------------

TOTAL NET ASSETS                                 100.00%                                                            $   543,408,526
                                                 ------                                                             ---------------

INTERNATIONAL VALUE FUND
--------------------------------------------------------------------------------

FACE/SHARE
AMOUNT          SECURITY NAME                                                                                            VALUE
INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS: 99.58%
           NA   WELLS FARGO ADVANTAGE INTERNATIONAL VALUE PORTFOLIO                                                 $   291,335,678

TOTAL INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS (COST $265,314,428)                                                   291,335,678
                                                                                                                    ---------------
TOTAL INVESTMENTS IN SECURITIES
(COST $265,314,428)                               99.58%                                                            $   291,335,678

OTHER ASSETS AND LIABILITIES, NET                  0.42                                                                   1,243,261
                                                 ------                                                             ---------------

TOTAL NET ASSETS                                 100.00%                                                            $   292,578,939
                                                 ------                                                             ---------------

--------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

68 Wells Fargo Equity Gateway Funds

                                    Portfolio of Investments--September 30, 2007


LARGE CAP APPRECIATION FUND
--------------------------------------------------------------------------------

FACE/SHARE
AMOUNT          SECURITY NAME                                                                                            VALUE
INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS: 100.08%
           NA   Wells Fargo Advantage Large Cap Appreciation Portfolio                                              $   100,677,272

TOTAL INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS (COST $84,811,380)                                                    100,677,272
                                                                                                                    ---------------
TOTAL INVESTMENTS IN SECURITIES
(COST $84,811,380)                               100.08%                                                            $   100,677,272

OTHER ASSETS AND LIABILITIES, NET                 (0.08)                                                                    (78,662)
                                                 ------                                                             ---------------

TOTAL NET ASSETS                                 100.00%                                                            $   100,598,610
                                                 ------                                                             ---------------

LARGE COMPANY GROWTH FUND
--------------------------------------------------------------------------------

FACE/SHARE
AMOUNT          SECURITY NAME                                                                                            VALUE
INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS: 100.13%
           NA   WELLS FARGO ADVANTAGE LARGE COMPANY GROWTH PORTFOLIO                                                $ 1,973,943,607

TOTAL INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS (COST $1,459,015,780)                                               1,973,943,607
                                                                                                                    ---------------
TOTAL INVESTMENTS IN SECURITIES
(COST $1,459,015,780)                            100.13%                                                            $ 1,973,943,607

OTHER ASSETS AND LIABILITIES, NET                 (0.13)                                                                 (2,586,794)
                                                 ------                                                             ---------------

TOTAL NET ASSETS                                 100.00%                                                            $ 1,971,356,813
                                                 ------                                                             ---------------

SMALL COMPANY GROWTH FUND
--------------------------------------------------------------------------------

FACE/SHARE
AMOUNT          SECURITY NAME                                                                                            VALUE
INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS: 100.07%
           NA   WELLS FARGO ADVANTAGE SMALL COMPANY GROWTH PORTFOLIO                                                $   492,675,778

TOTAL INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS (COST $489,784,226)                                                   492,675,778
                                                                                                                    ---------------
TOTAL INVESTMENTS IN SECURITIES
(COST $489,784,226)                              100.07%                                                            $   492,675,778

OTHER ASSETS AND LIABILITIES, NET                 (0.07)                                                                   (337,853)
                                                 ------                                                             ---------------

TOTAL NET ASSETS                                 100.00%                                                            $   492,337,925
                                                 ------                                                             ---------------

--------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

Portfolio of Investments--September 30, 2007

                                             Wells Fargo Equity Gateway Funds 69


SMALL COMPANY VALUE FUND
--------------------------------------------------------------------------------

FACE/SHARE
AMOUNT          SECURITY NAME                                                                                            VALUE
INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS: 100.45%
           NA   WELLS FARGO ADVANTAGE SMALL COMPANY VALUE PORTFOLIO                                                 $   409,740,431

TOTAL INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS (COST $413,524,893)                                                   409,740,431
                                                                                                                    ---------------
TOTAL INVESTMENTS IN SECURITIES
(COST $413,524,893)                              100.45%                                                            $   409,740,431

OTHER ASSETS AND LIABILITIES, NET                 (0.45)                                                                 (1,822,466)
                                                 ------                                                             ---------------

TOTAL NET ASSETS                                 100.00%                                                            $   407,917,965
                                                 ------                                                             ---------------

STRATEGIC SMALL CAP VALUE FUND
--------------------------------------------------------------------------------

FACE/SHARE
AMOUNT          SECURITY NAME                                                                                            VALUE
INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS: 77.54%
           NA   WELLS FARGO ADVANTAGE STRATEGIC SMALL CAP VALUE PORTFOLIO                                           $       266,468

TOTAL INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS (COST $267,004)                                                           266,468
                                                                                                                    ---------------
TOTAL INVESTMENTS IN SECURITIES
(COST $267,004)                                   77.54%                                                            $       266,468

OTHER ASSETS AND LIABILITIES, NET                 22.46                                                                      77,166
                                                 ------                                                             ---------------

TOTAL NET ASSETS                                 100.00%                                                            $       343,634
                                                 ------                                                             ---------------

--------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

70 Wells Fargo Equity Gateway Funds

                        Statements of Assets and Liabilities--September 30, 2007


                                                                              C&B Large      Diversified
                                                                              Cap Value        Equity
                                                                                 Fund           Fund
----------------------------------------------------------------------------------------------------------
ASSETS
   Investments
     Investments in affiliated Master Portfolios ........................   $ 983,718,105   $1,265,924,827
                                                                            ------------------------------
   Total investments at market value (see cost below) ...................     983,718,105    1,265,924,827
                                                                            ------------------------------
   Cash .................................................................          25,000           25,000
   Receivable for Fund shares issued ....................................       2,173,007           61,518
   Receivable from investment advisor and affiliates ....................               0                0
   Prepaid expenses and other assets ....................................               0                0
                                                                            ------------------------------
Total assets ............................................................     985,916,112    1,266,011,345
                                                                            ------------------------------
LIABILITIES
   Payable for Fund shares redeemed .....................................       1,000,069        1,690,108
   Payable to investment advisor and affiliates (Note 3) ................          77,244          220,738
   Accrued expenses and other liabilities ...............................         176,724          332,162
                                                                            ------------------------------
Total liabilities .......................................................       1,254,037        2,243,008
                                                                            ------------------------------
TOTAL NET ASSETS ........................................................   $ 984,662,075   $1,263,768,337
                                                                            ==============================
NET ASSETS CONSIST OF
   Paid-in capital ......................................................   $ 863,468,795   $  741,267,270
   Undistributed net investment income (loss) ...........................       7,179,694        7,054,377
   Undistributed net realized gain (loss) on investments ................      33,693,236      145,201,717
   Net unrealized appreciation (depreciation) of investments, foreign currencies and translation of assets and liabilities denominated
     in foreign currencies ..............................................      80,320,350      370,244,973
                                                                            ------------------------------
TOTAL NET ASSETS ........................................................   $ 984,662,075   $1,263,768,337
                                                                            ==============================
COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE 1
   Net assets - Class A .................................................   $  72,865,317   $  131,810,041
   Shares outstanding - Class A .........................................       7,151,285        3,071,333
   Net asset value per share - Class A ..................................   $       10.19   $        42.92
   Maximum offering price per share - Class A 2  ........................   $       10.81   $        45.54
   Net assets - Class B .................................................   $  25,028,585   $   41,273,132
   Shares outstanding - Class B .........................................       2,483,660        1,014,461
   Net asset value and offering price per share - Class B ...............   $       10.08   $        40.68
   Net assets - Class C .................................................   $  16,925,825   $    6,504,092
   Shares outstanding - Class C .........................................       1,679,821          157,162
   Net asset value and offering price per share - Class C ...............   $       10.08   $        41.38
   Net assets - Class D .................................................   $ 222,142,103               NA
   Shares outstanding - Class D .........................................      21,804,726               NA
   Net asset value and offering price per share - Class D ...............   $       10.19               NA
   Net assets - Administrator Class .....................................   $ 590,511,233   $1,084,181,072
   Shares outstanding - Administrator Class .............................      57,780,072       25,195,636
   Net asset value and offering price per share - Administrator Class ...   $       10.22   $        43.03
   Net assets - Institutional Class .....................................   $  57,189,012               NA
   Shares outstanding - Institutional Class .............................       5,568,187               NA
   Net asset value and offering price per share - Institutional Class ...   $       10.27               NA
   Net assets - Investor Class ..........................................              NA               NA
   Shares outstanding - Investor Class ..................................              NA               NA
   Net asset value and offering price per share - Investor Class ........              NA               NA
                                                                            ------------------------------

Investments at cost .....................................................   $ 903,397,755   $  895,679,854
                                                                            ------------------------------

--------------------------------------------------------------------------------
1     Each Fund has an unlimited number of authorized shares.

2 Maximum offering price is computed as 100/94.25 of net asset value. On investments of $50,000 or more, the offering price is reduced.

      The accompanying notes are an integral part of these financial statements.

Statements of Assets and Liabilities--September 30, 2007

                                             Wells Fargo Equity Gateway Funds 71

                                                                             Diversified      Emerging        Equity
                                                                              Small Cap        Growth         Income
                                                                                Fund            Fund           Fund
------------------------------------------------------------------------------------------------------------------------
ASSETS
   Investments
     Investments in affiliated Master Portfolios ........................   $ 758,117,266   $ 3,170,365   $  407,513,802
                                                                            --------------------------------------------
   Total investments at market value (see cost below) ...................     758,117,266     3,170,365      407,513,802
                                                                            --------------------------------------------
   Cash .................................................................          25,000             0                0
   Receivable for Fund shares issued ....................................          54,561        77,399        3,885,225
   Receivable from investment advisor and affiliates ....................               0         5,695                0
   Prepaid expenses and other assets ....................................               0        12,800                0
                                                                            --------------------------------------------
Total assets ............................................................     758,196,827     3,266,259      411,399,027
                                                                            --------------------------------------------
LIABILITIES
   Payable for Fund shares redeemed .....................................         383,723             0        1,271,871
   Payable to investment advisor and affiliates (Note 3) ................         160,927             0           47,967
   Accrued expenses and other liabilities ...............................         299,778         6,560          181,308
                                                                            --------------------------------------------
Total liabilities .......................................................         844,428         6,560        1,501,146
                                                                            --------------------------------------------
TOTAL NET ASSETS ........................................................   $ 757,352,399   $ 3,259,699   $  409,897,881
                                                                            ============================================

NET ASSETS CONSIST OF
   Paid-in capital ......................................................   $ 612,864,749   $ 2,810,730   $  445,825,575
   Undistributed net investment income (loss) ...........................        (789,233)       (8,850)        (392,214)
   Undistributed net realized gain (loss) on investments ................      70,223,923        (6,788)     110,870,914
   Net unrealized appreciation (depreciation) of investments, foreign currencies and translation of assets and liabilities denominated
     in foreign currencies ..............................................      75,052,960       464,607     (146,406,394)
                                                                            --------------------------------------------
TOTAL NET ASSETS ........................................................   $ 757,352,399   $ 3,259,699   $  409,897,881
                                                                            ============================================
COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE 1
   Net assets - Class A .................................................              NA            NA   $  172,385,099
   Shares outstanding - Class A .........................................              NA            NA        5,421,160
   Net asset value per share - Class A ..................................              NA            NA   $        31.80
   Maximum offering price per share - Class A 2 .........................              NA            NA   $        33.74
   Net assets - Class B .................................................              NA            NA   $   23,821,789
   Shares outstanding - Class B .........................................              NA            NA          749,837
   Net asset value and offering price per share - Class B ...............              NA            NA   $        31.77
   Net assets - Class C .................................................              NA            NA   $    4,579,119
   Shares outstanding - Class C .........................................              NA            NA          137,212
   Net asset value and offering price per share - Class C ...............              NA            NA   $        33.37
   Net assets - Class D .................................................              NA            NA               NA
   Shares outstanding - Class D .........................................              NA            NA               NA
   Net asset value and offering price per share - Class D ...............              NA            NA               NA
   Net assets - Administrator Class .....................................   $ 757,352,399   $    17,412   $  209,111,874
   Shares outstanding - Administrator Class .............................      50,853,848         1,404        6,582,299
   Net asset value and offering price per share - Administrator Class ...   $       14.89   $     12.40   $        31.77
   Net assets - Institutional Class .....................................              NA            NA               NA
   Shares outstanding - Institutional Class .............................              NA            NA               NA
   Net asset value and offering price per share - Institutional Class ...              NA            NA               NA
   Net assets - Investor Class ..........................................              NA   $ 3,242,287               NA
   Shares outstanding - Investor Class ..................................              NA       261,942               NA
   Net asset value and offering price per share - Investor Class ........              NA   $     12.38               NA
                                                                            --------------------------------------------

Investments at cost .....................................................   $ 683,064,306   $ 2,705,758   $  553,920,196
                                                                            --------------------------------------------

                                                                                Equity         Growth
                                                                                 Value         Equity
                                                                                 Fund           Fund
----------------------------------------------------------------------------------------------------------
ASSETS
   Investments
     Investments in affiliated Master Portfolios ........................   $ 154,677,377   $ 544,880,801
                                                                            -----------------------------
   Total investments at market value (see cost below) ...................     154,677,377     544,880,801
                                                                            -----------------------------
   Cash .................................................................               0          25,000
   Receivable for Fund shares issued ....................................       3,178,066         670,924
   Receivable from investment advisor and affiliates ....................               0               0
   Prepaid expenses and other assets ....................................          25,816               0
                                                                            -----------------------------
Total assets ............................................................     157,881,259     545,576,725
                                                                            -----------------------------
LIABILITIES
   Payable for Fund shares redeemed .....................................          92,340       1,914,976
   Payable to investment advisor and affiliates (Note 3) ................           1,760         119,354
   Accrued expenses and other liabilities ...............................          13,423         133,869
                                                                            -----------------------------
Total liabilities .......................................................         107,523       2,168,199
                                                                            -----------------------------
TOTAL NET ASSETS ........................................................   $ 157,773,736   $ 543,408,526
                                                                            =============================

NET ASSETS CONSIST OF
   Paid-in capital ......................................................   $ 130,009,983   $ 301,045,682
   Undistributed net investment income (loss) ...........................         995,931       1,338,542
   Undistributed net realized gain (loss) on investments ................      10,787,314      77,655,589
   Net unrealized appreciation (depreciation) of investments, foreign currencies and translation of assets and liabilities denominated
     in foreign currencies ..............................................      15,980,508     163,368,713
                                                                            -----------------------------
TOTAL NET ASSETS ........................................................   $ 157,773,736   $ 543,408,526
                                                                            =============================

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE 1
   Net assets - Class A .................................................   $   5,714,453   $  34,409,291
   Shares outstanding - Class A .........................................         325,937       1,151,559
   Net asset value per share - Class A ..................................   $       17.53   $       29.88
   Maximum offering price per share - Class A 2 .........................   $       18.60   $       31.70
   Net assets - Class B .................................................   $   3,076,504   $   7,275,559
   Shares outstanding - Class B .........................................         177,702         277,878
   Net asset value and offering price per share - Class B ...............   $       17.31   $       26.18
   Net assets - Class C .................................................   $     974,062   $   1,197,402
   Shares outstanding - Class C .........................................          56,352          43,456
   Net asset value and offering price per share - Class C ...............   $       17.29   $       27.55
   Net assets - Class D .................................................              NA              NA
   Shares outstanding - Class D .........................................              NA              NA
   Net asset value and offering price per share - Class D ...............              NA              NA
   Net assets - Administrator Class .....................................   $  85,369,533   $ 341,630,944
   Shares outstanding - Administrator Class .............................       4,792,000      11,237,494
   Net asset value and offering price per share - Administrator Class ...   $       17.82   $       30.40
   Net assets - Institutional Class .....................................   $  62,639,184   $ 158,895,330
   Shares outstanding - Institutional Class .............................       3,510,240       5,220,912
   Net asset value and offering price per share - Institutional Class ...   $       17.84   $       30.43
   Net assets - Investor Class ..........................................              NA              NA
   Shares outstanding - Investor Class ..................................              NA              NA
   Net asset value and offering price per share - Investor Class ........              NA              NA
                                                                            -----------------------------

Investments at cost .....................................................   $ 138,696,869   $ 381,512,088
                                                                            -----------------------------

72 Wells Fargo Equity Gateway Funds

                        Statements of Assets and Liabilities--September 30, 2007


                                                                           International     Large Cap
                                                                               Value       Appreciation
                                                                               Fund             Fund
--------------------------------------------------------------------------------------------------------
ASSETS
   Investments
      Investments in affiliated Master Portfolios ......................   $ 291,335,678   $ 100,677,272
                                                                           -----------------------------
   Total investments at market value (see cost below) ..................     291,335,678     100,677,272
                                                                           -----------------------------
   Cash ................................................................          25,157          28,000
   Receivable for Fund shares issued ...................................       1,607,805         205,457
   Receivable from investment advisor and affiliates ...................               0               0
   Prepaid expenses and other assets ...................................          52,647          20,105
                                                                           -----------------------------
Total assets ...........................................................     293,021,287     100,930,834
                                                                           -----------------------------

LIABILITIES
   Payable for Fund shares redeemed ....................................         425,395         308,893
   Payable to investment advisor and affiliates (Note 3) ...............           3,045           9,909
   Accrued expenses and other liabilities ..............................          13,908          13,422
                                                                           -----------------------------
Total liabilities ......................................................         442,348         332,224
                                                                           -----------------------------
TOTAL NET ASSETS .......................................................   $ 292,578,939   $ 100,598,610
                                                                           =============================

NET ASSETS CONSIST OF
   Paid-in capital .....................................................   $ 254,969,279   $  79,592,407
   Undistributed net investment income (loss) ..........................       5,186,871          13,559
   Undistributed net realized gain (loss) on investments ...............       6,401,539       5,126,752
   Net unrealized appreciation (depreciation) of investments, foreign currencies and translation of assets and liabilities denominated
      in foreign currencies ............................................      26,021,250      15,865,892
                                                                           -----------------------------
TOTAL NET ASSETS .......................................................   $ 292,578,939   $ 100,598,610
                                                                           =============================

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE 1
   Net assets - Class A ................................................   $  25,445,318   $  34,270,436
   Shares outstanding - Class A ........................................       1,259,188       2,687,584
   Net asset value per share - Class A .................................   $       20.21   $       12.75
   Maximum offering price per share - Class A 2 ........................   $       21.44   $       13.53
   Net assets - Class B ................................................   $   2,511,939   $   3,692,096
   Shares outstanding - Class B ........................................         126,761         303,227
   Net asset value and offering price per share - Class B ..............   $       19.82   $       12.18
   Net assets - Class C ................................................   $   1,304,795   $     790,774
   Shares outstanding - Class C ........................................          65,563          64,938
   Net asset value and offering price per share - Class C ..............   $       19.90   $       12.18
   Net assets - Class Z ................................................              NA              NA
   Shares outstanding - Class Z ........................................              NA              NA
   Net asset value and offering price per share - Class Z ..............              NA              NA
   Net assets - Administrator Class ....................................   $ 263,304,609   $  52,579,655
   Shares outstanding - Administrator Class ............................      13,015,043       4,080,570
   Net asset value and offering price per share - Administrator Class ..   $       20.23   $       12.89
   Net assets - Institutional Class ....................................   $      12,278   $   9,265,649
   Shares outstanding - Institutional Class ............................             605         717,856
   Net asset value and offering price per share - Institutional Class ..   $       20.28   $       12.91
                                                                           -----------------------------

Investments at cost ....................................................   $ 265,314,428   $  84,811,380
                                                                           =============================

--------------------------------------------------------------------------------
1     Each Fund has an unlimited number of authorized shares.

2 Maximum offering price is computed as 100/94.25 of net asset value. On investments of $50,000 or more, the offering price is reduced.

      The accompanying notes are an integral part of these financial statements.

Statements of Assets and Liabilities--September 30, 2007

                                             Wells Fargo Equity Gateway Funds 73


                                                                       Large            Small            Small          Strategic
                                                                      Company          Company          Company         Small Cap
                                                                    Growth Fund      Growth Fund       Value Fund      Value Fund
-----------------------------------------------------------------------------------------------------------------------------------
ASSETS
   Investments
      Investments in affiliated Master Portfolios .............   $ 1,973,943,607  $   492,675,778  $   409,740,431  $     266,468
                                                                  -----------------------------------------------------------------
   Total investments at market value (see cost below) .........     1,973,943,607      492,675,778      409,740,431        266,468
                                                                  -----------------------------------------------------------------
   Cash .......................................................            30,000           25,000           25,000              0
   Receivable for Fund shares issued ..........................         1,505,046           15,487          377,992        110,812
   Receivable from investment advisor and affiliates ..........                 0                0                0          7,334
   Prepaid expenses and other assets ..........................                 0                0                0              0
                                                                  -----------------------------------------------------------------
Total assets ..................................................     1,975,478,653      492,716,265      410,143,423        384,614
                                                                  -----------------------------------------------------------------
LIABILITIES
   Payable for Fund shares redeemed ...........................         3,474,509          290,163        2,130,621              0
   Payable to investment advisor and affiliates (Note 3) ......           153,489            6,681           18,792              0
   Accrued expenses and other liabilities .....................           493,842           81,496           76,045         40,980
                                                                  -----------------------------------------------------------------
Total liabilities .............................................         4,121,840          378,340        2,225,458         40,980
                                                                  -----------------------------------------------------------------
TOTAL NET ASSETS ..............................................   $ 1,971,356,813  $   492,337,925  $   407,917,965  $     343,634
                                                                  =================================================================
NET ASSETS CONSIST OF
   Paid-in capital ............................................   $ 1,743,000,485  $   431,828,526  $   374,705,304  $     347,045
   Undistributed net investment income (loss) .................         2,771,375         (840,166)       1,450,176           (338)
   Undistributed net realized gain (loss) on investments ......      (289,342,874)      58,458,013       35,546,947         (2,537)
   Net unrealized appreciation (depreciation) of investments, foreign currencies and translation of assets and
      liabilities denominated in foreign currencies ...........       514,927,827        2,891,552       (3,784,462)          (536)
                                                                  -----------------------------------------------------------------
TOTAL NET ASSETS ..............................................   $ 1,971,356,813  $   492,337,925  $   407,917,965  $     343,634
                                                                  =================================================================

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE 1
   Net assets - Class A .......................................   $   456,115,814  $     3,270,078  $    66,378,830  $     202,938
   Shares outstanding - Class A ...............................         7,777,289          108,275        4,323,565         19,629
   Net asset value per share - Class A ........................   $         58.65  $         30.20  $         15.35  $       10.34
   Maximum offering price per share - Class A 2 ...............   $         62.23  $         32.04  $         16.29  $       10.97
   Net assets - Class B .......................................   $    61,401,738  $       749,556  $    10,413,074             NA
   Shares outstanding - Class B ...............................         1,181,251           25,635          713,622             NA
   Net asset value and offering price per share - Class B .....   $         51.98  $         29.24  $         14.59             NA
   Net assets - Class C .......................................   $    12,011,779  $       324,157  $     3,753,541  $     126,016
   Shares outstanding - Class C ...............................           230,597           10,994          257,267         12,274
   Net asset value and offering price per share - Class C .....   $         52.09  $         29.49  $         14.59  $       10.27
   Net assets - Class Z .......................................   $    98,973,076               NA               NA             NA
   Shares outstanding - Class Z ...............................         1,786,409               NA               NA             NA
   Net asset value and offering price per share - Class Z .....   $         55.40               NA               NA             NA
   Net assets - Administrator Class ...........................   $ 1,148,716,306  $   487,994,134  $   327,372,520  $      14,680
   Shares outstanding - Administrator Class ...................        20,507,573       15,977,772       21,071,327          1,417
   Net asset value and offering price per share - Administrator
      Class ...................................................   $         56.01  $         30.54  $         15.54  $       10.36
   Net assets - Institutional Class ...........................   $   194,138,100               NA               NA             NA
   Shares outstanding - Institutional Class ...................         3,452,276               NA               NA             NA
   Net asset value and offering price per share - Institutional
      Class ...................................................   $         56.23               NA               NA             NA
                                                                  -----------------------------------------------------------------

Investments at cost ...........................................   $ 1,459,015,780  $   489,784,226  $   413,524,893  $     267,004
                                                                  -----------------------------------------------------------------

74 Wells Fargo Equity Gateway Funds

                 Statements of Operations--For the Year Ended September 30, 2007


                                                                                             C&B Large       Diversified
                                                                                             Cap Value         Equity
                                                                                                Fund            Fund
-------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
   Dividends allocated from affiliated Master Portfolios ................................  $  17,787,481   $  23,735,273
   Interest Income allocated from affiliated Master Portfolios ..........................            878           9,369
   Expenses allocated from affiliated Master Portfolios .................................     (6,076,424)     (7,915,705)
   Waivers allocated from affiliated Master Portfolios ..................................        487,289         532,752
                                                                                           ------------------------------
Total investment income .................................................................     12,199,224      16,361,689
                                                                                           ------------------------------

EXPENSES
   Advisory fees ........................................................................              0       3,270,492
   Administration fees
      Fund Level ........................................................................        410,200         654,099
      Class A ...........................................................................        195,782         355,628
      Class B ...........................................................................         76,026         131,578
      Class C ...........................................................................         47,234          18,486
      Class D ...........................................................................        552,325              NA
      Administrator Class ...............................................................        431,374       1,127,592
      Institutional Class ...............................................................         62,259              NA
      Investor Class ....................................................................             NA              NA
   Shareholder servicing fees (Note 3) ..................................................      1,856,443       3,270,492
   Accounting fees ......................................................................         88,420          28,918
   Distribution fees (Note 3)
      Class B ...........................................................................        203,642         352,443
      Class C ...........................................................................        126,521          49,518
   Professional fees ....................................................................         18,002          30,525
   Registration fees ....................................................................         88,034          81,250
   Shareholder reports ..................................................................        108,226         292,033
   Trustees' fees .......................................................................          8,955           8,955
   Other fees and expenses ..............................................................         16,749          37,435
                                                                                           ------------------------------
Total expenses ..........................................................................      4,290,192       9,709,444
                                                                                           ------------------------------

LESS
   Waived fees and reimbursed expenses (Note 3) .........................................     (1,170,853)     (3,149,107)
   Net expenses .........................................................................      3,119,339       6,560,337
                                                                                           ------------------------------
Net investment income (loss) ............................................................      9,079,885       9,801,352
                                                                                           ------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

NET REALIZED GAIN (LOSS) FROM
   Securities transactions allocated from Master Portfolios .............................     38,174,049     162,382,246
   Forward foreign currency contracts allocated from Master Portfolios ..................              0          22,461
   Futures transactions allocated from Master Portfolios ................................              0         556,089
                                                                                           ------------------------------
Net realized gain and loss from investments .............................................     38,174,049     162,960,796
                                                                                           ------------------------------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF
   Securities transactions allocated from Master Portfolios .............................     34,977,949      36,956,199
   Forwards, futures, options, swaps and short sales allocated from Master Portfolios ...              0         (27,741)
                                                                                           ------------------------------
Net change in unrealized appreciation (depreciation) of investments .....................     34,977,949      36,928,458
                                                                                           ------------------------------
Net realized and unrealized gain (loss) on investments ..................................     73,151,998     199,889,254
                                                                                           ------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS .........................  $  82,231,883   $ 209,690,606
                                                                                           ==============================

--------------------------------------------------------------------------------
1     This fund commenced operations on January 31, 2007.

      The accompanying notes are an integral part of these financial statements.

Statements of Operations--For the Year Ended September 30, 2007

                                             Wells Fargo Equity Gateway Funds 75


                                                                              Diversified    Emerging       Equity
                                                                               Small Cap      Growth        Income
                                                                                 Fund         Fund 1         Fund
----------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
   Dividends allocated from affiliated Master Portfolios .................   $  7,678,937   $   4,045   $  14,295,560
   Interest Income allocated from affiliated Master Portfolios ...........          8,721           0               0
   Expenses allocated from affiliated Master Portfolios ..................     (5,350,519)    (11,863)     (4,355,471)
   Waivers allocated from affiliated Master Portfolios ...................        161,583          97       1,062,337
                                                                             -----------------------------------------
Total investment income ..................................................      2,498,722      (7,721)     11,002,426
                                                                             -----------------------------------------

EXPENSES
   Advisory fees .........................................................      1,935,170           0               0
   Administration fees
      Fund Level .........................................................        387,034         593         287,227
      Class A ............................................................             NA          NA         492,232
      Class B ............................................................             NA          NA          86,533
      Class C ............................................................             NA          NA          13,384
      Class D ............................................................             NA          NA              NA
      Administrator Class ................................................        774,068          20         362,973
      Institutional Class ................................................             NA          NA              NA
      Investor Class .....................................................             NA       4,425              NA
   Shareholder servicing fees (Note 3) ...................................      1,935,170       2,963       1,436,135
   Accounting fees .......................................................         56,325      12,062           7,287
   Distribution fees (Note 3)
      Class B ............................................................             NA          NA         231,784
      Class C ............................................................             NA          NA          35,850
   Professional fees .....................................................         20,558       5,866          19,267
   Registration fees .....................................................         14,227       9,946          57,577
   Shareholder reports ...................................................        210,593      13,259         259,758
   Trustees' fees ........................................................          8,955       8,955           8,955
   Other fees and expenses ...............................................         19,844         650          29,210
                                                                             -----------------------------------------
Total expenses ...........................................................      5,361,944      58,739       3,328,172
                                                                             -----------------------------------------

LESS
   Waived fees and reimbursed expenses (Note 3) ..........................     (1,263,008)    (52,967)       (933,257)
   Net expenses ..........................................................      4,098,936       5,772       2,394,915
                                                                             -----------------------------------------
Net investment income (loss) .............................................     (1,600,214)    (13,493)      8,607,511
                                                                             -----------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

NET REALIZED GAIN (LOSS) FROM
   Securities transactions allocated from Master Portfolios ..............     80,110,813      (6,788)    135,374,247
   Forward foreign currency contracts allocated from Master Portfolios ...              0           0               0
   Futures transactions allocated from Master Portfolios .................       (332,093)          0               0
                                                                             -----------------------------------------
Net realized gain and loss from investments ..............................     79,778,720      (6,788)    135,374,247
                                                                             -----------------------------------------

NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF
   Securities transactions allocated from Master Portfolios ..............     15,746,545     464,607     (53,894,786)
   Forwards, futures, options, swaps and short sales allocated from Master
      Portfolios .........................................................        256,274           0               0
                                                                             -----------------------------------------
Net change in unrealized appreciation (depreciation) of investments ......     16,002,819     464,607     (53,894,786)
                                                                             -----------------------------------------
Net realized and unrealized gain (loss) on investments ...................     95,781,539     457,819      81,479,461
                                                                             -----------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ..........   $ 94,181,325   $ 444,326   $  90,086,972
                                                                             =========================================

                                                                                Equity         Growth
                                                                                 Value         Equity
                                                                                 Fund           Fund
---------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
   Dividends allocated from affiliated Master Portfolios .................   $  2,452,300   $  8,536,234
   Interest Income allocated from affiliated Master Portfolios ...........              0          4,994
   Expenses allocated from affiliated Master Portfolios ..................       (963,921)    (4,330,806)
   Waivers allocated from affiliated Master Portfolios ...................        105,964        108,449
                                                                             ----------------------------
Total investment income ..................................................      1,594,343      4,318,871
                                                                             ----------------------------

EXPENSES
   Advisory fees .........................................................              0      1,405,539
   Administration fees
      Fund Level .........................................................         62,595        281,108
      Class A ............................................................         14,263         86,935
      Class B ............................................................          7,899         21,859
      Class C ............................................................          1,700          3,147
      Class D ............................................................             NA             NA
      Administrator Class ................................................         80,211        371,626
      Institutional Class ................................................         29,165        120,488
      Investor Class .....................................................             NA             NA
   Shareholder servicing fees (Note 3) ...................................        221,833      1,029,013
   Accounting fees .......................................................         43,780         46,368
   Distribution fees (Note 3)
      Class B ............................................................         21,158         58,550
      Class C ............................................................          4,555          8,431
   Professional fees .....................................................         10,070         15,524
   Registration fees .....................................................         33,422         45,305
   Shareholder reports ...................................................          7,586         10,401
   Trustees' fees ........................................................          8,955          8,955
   Other fees and expenses ...............................................          3,106          7,040
                                                                             ----------------------------
Total expenses ...........................................................        550,298      3,520,289
                                                                             ----------------------------
LESS
   Waived fees and reimbursed expenses (Note 3) ..........................       (200,718)      (844,002)
   Net expenses ..........................................................        349,580      2,676,287
                                                                             ----------------------------
Net investment income (loss) .............................................      1,244,763      1,642,584
                                                                             ----------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

NET REALIZED GAIN (LOSS) FROM
   Securities transactions allocated from Master Portfolios ..............     11,032,121     88,504,242
   Forward foreign currency contracts allocated from Master Portfolios ...              0         20,839
   Futures transactions allocated from Master Portfolios .................              0         25,371
                                                                             ----------------------------
Net realized gain and loss from investments ..............................     11,032,121     88,550,452
                                                                             ----------------------------

NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF
   Securities transactions allocated from Master Portfolios ..............      8,856,875      3,708,477
   Forwards, futures, options, swaps and short sales allocated from Master
      Portfolios .........................................................              0         (5,980)
                                                                             ----------------------------
Net change in unrealized appreciation (depreciation) of investments ......      8,856,875      3,702,497
                                                                             ----------------------------
Net realized and unrealized gain (loss) on investments ...................     19,888,996     92,252,949
                                                                             ----------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ..........   $ 21,133,759   $ 93,895,533
                                                                             ============================

76 Wells Fargo Equity Gateway Funds

                 Statements of Operations--For the Year Ended September 30, 2007


                                                                            International    Large Cap
                                                                                Value       Appreciation
                                                                                Fund            Fund
---------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
   Dividends allocated from affiliated Master Portfolios ................   $   7,720,566   $  1,131,662
   Interest .............................................................               0              0
   Expenses allocated from affiliated Master Portfolios .................      (2,295,383)      (665,570)
   Waivers allocated from affiliated Master Portfolios ..................          80,969         45,544
                                                                            -----------------------------
Total investment income .................................................       5,506,152        511,636
                                                                            -----------------------------

EXPENSES
   Administration fees
      Fund Level ........................................................         107,960         45,138
      Class A ...........................................................          33,527         99,921
      Class B ...........................................................           5,476         10,226
      Class C ...........................................................           2,161          2,368
      Class Z ...........................................................              NA             NA
      Administrator Class ...............................................         201,207         49,037
      Institutional Class ...............................................               9            844
Shareholder servicing fees (Note 3) .....................................         539,771        223,053
Accounting fees .........................................................          48,044         24,186
Distribution fees (Note 3)
      Class B ...........................................................          14,669         27,392
      Class C ...........................................................           5,788          6,342
   Professional fees ....................................................           8,673         10,184
   Registration fees ....................................................          29,620         38,641
   Shareholder reports ..................................................           2,005          8,875
   Trustees' fees .......................................................           8,955          8,955
   Other fees and expenses ..............................................             746          3,163
                                                                            -----------------------------
Total expenses ..........................................................       1,008,611        558,325
                                                                            -----------------------------
LESS
   Waived fees and reimbursed expenses (Note 3) .........................        (466,571)      (145,380)
   Net expenses .........................................................         542,040        412,945
                                                                            -----------------------------
Net investment income (loss) ............................................       4,964,112         98,691
                                                                            -----------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

NET REALIZED GAIN (LOSS) FROM
   Securities transactions allocated from Master Portfolios .............       6,453,276      6,831,186
                                                                            -----------------------------
Net realized gain and loss from investments .............................       6,453,276      6,831,186
                                                                            -----------------------------

NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF
   Securities, foreign currencies and foreign currency translation ......               0              0
   Securities transactions allocated from Master Portfolios .............      23,740,270     11,054,274
                                                                            -----------------------------
Net change in unrealized appreciation (depreciation) of investments .....      23,740,270     11,054,274
                                                                            -----------------------------
Net realized and unrealized gain (loss) on investments ..................      30,193,546     17,885,460
                                                                            -----------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS .........   $  35,157,658   $ 17,984,151
                                                                            =============================

--------------------------------------------------------------------------------
2     This fund commenced operations on October 31, 2006.

      The accompanying notes are an integral part of these financial statements.

Statements of Operations--For the Year Ended September 30, 2007

                                             Wells Fargo Equity Gateway Funds 77


                                                                              Large          Small         Small        Strategic
                                                                             Company        Company       Company       Small Cap
                                                                           Growth Fund    Growth Fund    Value Fund   Value Fund 2
-----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
   Dividends allocated from affiliated Master Portfolios ..............   $  23,641,556  $  2,329,521  $   6,016,018  $      1,966
   Interest ...........................................................          23,829         4,701         31,431             0
   Expenses allocated from affiliated Master Portfolios ...............     (14,551,218)   (4,756,193)    (3,851,405)       (1,349)
   Waivers allocated from affiliated Master Portfolios ................         489,916         7,620         27,363            17
                                                                          ---------------------------------------------------------
Total investment income ...............................................       9,604,083    (2,414,351)     2,223,407           634
                                                                          ---------------------------------------------------------

EXPENSES
   Administration fees
      Fund Level ......................................................       1,039,229       262,883        207,990            66
      Class A .........................................................       1,302,366         8,848        222,771           164
      Class B .........................................................         230,912         2,355         36,049            NA
      Class C .........................................................          37,049           747         12,390           167
      Class Z .........................................................         454,900            NA             NA            NA
      Administrator Class .............................................       1,286,329       521,498        319,120            13
      Institutional Class .............................................         104,169            NA             NA            NA
   Shareholder servicing fees (Note 3) ................................       4,870,620     1,314,414      1,039,951           328
   Accounting fees ....................................................         129,600        62,607         39,495        29,288
   Distribution fees (Note 3)
      Class B .........................................................         618,513         6,309         96,558            NA
      Class C .........................................................          99,239         2,000         33,186           448
   Professional fees ..................................................          49,450        16,417         14,747        10,214
   Registration fees ..................................................         213,571        38,640         41,947        13,724
   Shareholder reports ................................................         696,489        31,683         84,168        18,300
   Trustees' fees .....................................................           8,955         8,955          8,955         8,955
   Other fees and expenses ............................................          69,427        16,538         12,340         2,574
                                                                          ---------------------------------------------------------
Total expenses ........................................................      11,210,818     2,293,894      2,169,667        84,241
                                                                          ---------------------------------------------------------

LESS
   Waived fees and reimbursed expenses (Note 3) .......................      (3,239,633)     (712,448)      (630,124)      (83,253)
   Net expenses .......................................................       7,971,185     1,581,446      1,539,543           988
                                                                          ---------------------------------------------------------
Net investment income (loss) ..........................................       1,632,898    (3,995,797)       683,864          (354)
                                                                          ---------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

NET REALIZED GAIN (LOSS) FROM
   Securities transactions allocated from Master Portfolios ...........     159,958,943    67,505,922     41,172,045        (2,517)
                                                                          ---------------------------------------------------------
Net realized gain and loss from investments ...........................     159,958,943    67,505,922     41,172,045        (2,517)
                                                                          ---------------------------------------------------------

NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF
   Securities, foreign currencies and foreign currency translation ....               0             0              0             0
   Securities transactions allocated from Master Portfolios ...........     181,613,581    20,587,131    (19,742,484)         (536)
                                                                          ---------------------------------------------------------
Net change in unrealized appreciation (depreciation) of investments ...     181,613,581    20,587,131    (19,742,484)         (536)
                                                                          ---------------------------------------------------------
Net realized and unrealized gain (loss) on investments ................     341,572,524    88,093,053     21,429,561        (3,053)
                                                                          ---------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS .......   $ 343,205,422  $ 84,097,256  $  22,113,425  $     (3,407)
                                                                          =========================================================

78 Wells Fargo Equity Gateway Funds          Statements of Changes in Net Assets


                                                                                                C&B LARGE CAP VALUE FUND
                                                                                         -----------------------------------------
                                                                                             For the                  For the
                                                                                           Year Ended               Year Ended
                                                                                         September 30, 2007     September 30, 2006
----------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   Beginning net assets ..............................................................   $      573,433,950    $      517,037,985

OPERATIONS
   Net investment income (loss) ......................................................            9,079,885             7,202,466
   Net realized gain (loss) on investments ...........................................           38,174,049            24,869,878
   Net change in unrealized appreciation (depreciation) of investments ...............           34,977,949            45,241,722
                                                                                         -----------------------------------------
Net increase (decrease) in net assets resulting from operations ......................           82,231,883            77,314,066
                                                                                         -----------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS FROM
   Net investment income
     Class A .........................................................................             (725,169)             (268,713)
     Class B .........................................................................             (107,832)                    0
     Class C .........................................................................              (64,632)                    0
     Class D .........................................................................           (2,067,996)             (824,165)
     Administrator Class .............................................................           (3,407,267)           (1,530,614)
     Institutional Class .............................................................           (1,149,462)             (578,225)
     Investor Class ..................................................................                   NA                    NA
   Net realized gain on sales of investments
     Class A .........................................................................           (2,857,862)           (1,068,091)
     Class B .........................................................................           (1,211,422)             (507,201)
     Class C .........................................................................             (706,094)             (284,881)
     Class D .........................................................................           (8,253,863)           (3,306,953)
     Administrator Class .............................................................          (11,381,326)           (4,260,741)
     Institutional Class .............................................................           (3,313,919)           (1,273,864)
     Investor Class ..................................................................                   NA                    NA
                                                                                         -----------------------------------------
Total distributions to shareholders ..................................................          (35,246,844)          (13,903,448)
                                                                                         -----------------------------------------

CAPITAL SHARES TRANSACTIONS
   Proceeds from shares sold - Class A ...............................................           47,430,716            27,555,960
   Reinvestment of distributions - Class A ...........................................            3,239,730             1,251,407
   Cost of shares redeemed - Class A .................................................          (38,317,352)          (29,601,068)
                                                                                         -----------------------------------------
   Net increase (decrease) in net assets resulting from capital share transaction -
     Class A .........................................................................           12,353,094              (793,701)
                                                                                         -----------------------------------------
   Proceeds from shares sold - Class B ...............................................            4,652,833             5,636,342
   Reinvestment of distributions - Class B ...........................................            1,277,978               493,230
   Cost of shares redeemed - Class B .................................................           (8,337,021)           (7,199,736)
                                                                                         -----------------------------------------
   Net increase (decrease) in net assets resulting from capital share transaction -
     Class B .........................................................................           (2,406,210)           (1,070,164)
                                                                                         -----------------------------------------
   Proceeds from shares sold - Class C ...............................................            3,594,143             3,962,121
   Reinvestment of distributions - Class C ...........................................              758,065               279,904
   Cost of shares redeemed - Class C .................................................           (3,350,272)           (3,839,824)
                                                                                         -----------------------------------------
   Net increase (decrease) in net assets resulting from capital share transaction -
     Class C .........................................................................            1,001,936               402,201
                                                                                         -----------------------------------------
   Proceeds from shares sold - Class D ...............................................          127,891,727            45,031,484
   Reinvestment of distributions - Class D ...........................................           10,033,129             4,057,175
   Cost of shares redeemed -Class D ..................................................          (87,966,619)          (67,576,852)
                                                                                         -----------------------------------------
   Net increase (decrease) in net assets resulting from capital share transaction -
     Class D .........................................................................           49,958,237           (18,488,193)
                                                                                         -----------------------------------------
   Proceeds from shares sold - Administrator Class ...................................          508,659,551           115,744,497
   Reinvestment of distributions - Administrator Class ...............................           13,836,710             5,618,797
   Cost of shares redeemed - Administrator Class .....................................         (202,807,142)         (107,286,640)
                                                                                         -----------------------------------------
   Net increase (decrease) in net assets resulting from capital share transaction -
     Administrator Class .............................................................          319,689,119            14,076,654
                                                                                         -----------------------------------------
   Proceeds from shares sold - Institutional Class ...................................           45,258,168             7,031,136
   Reinvestment of distributions - Institutional Class ...............................            3,951,266             1,709,892
   Cost of shares redeemed - Institutional Class .....................................          (65,562,524)           (9,882,478)
                                                                                         -----------------------------------------
   Net increase (decrease) in net assets resulting from capital share transaction -
     Institutional Class .............................................................          (16,353,090)           (1,141,450)
                                                                                         -----------------------------------------
   Proceeds from shares sold - Investor Class ........................................                   NA                    NA
   Cost of shares redeemed - Investor Class ..........................................                   NA                    NA
                                                                                         -----------------------------------------
   Net increase (decrease) in net assets resulting from capital share transaction -
     Investor Class ..................................................................                   NA                    NA
                                                                                         -----------------------------------------
Net increase (decrease) in net assets resulting from capital share transaction -
   Total .............................................................................          364,243,086            (7,014,653)
                                                                                         -----------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS ................................................          411,228,125            56,395,965
                                                                                         =========================================
ENDING NET ASSETS ....................................................................   $      984,662,075    $      573,433,950
                                                                                         =========================================

--------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets          Wells Fargo Equity Gateway Funds 79


                                                                                      DIVERSIFIED EQUITY FUND
                                                                            -----------------------------------------
                                                                                  For the               For the
                                                                                Year Ended            Year Ended
                                                                            September 30, 2007    September 30, 2006
---------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   Beginning net assets .................................................   $    1,321,788,326    $    1,371,303,220

OPERATIONS
   Net investment income (loss) .........................................            9,801,352            10,105,575
   Net realized gain (loss) on investments ..............................          162,960,796           112,132,013
   Net change in unrealized appreciation (depreciation) of investments ..           36,928,458            (3,051,766)
                                                                            -----------------------------------------
Net increase (decrease) in net assets resulting from operations .........          209,690,606           119,185,822
                                                                            -----------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS FROM
   Net investment income
     Class A ............................................................             (671,707)             (362,967)
     Class B ............................................................                    0                     0
     Class C ............................................................                    0                     0
     Class D ............................................................                   NA                    NA
     Administrator Class ................................................           (9,058,518)           (6,395,366)
     Institutional Class ................................................                   NA                    NA
     Investor Class .....................................................                   NA                    NA
   Net realized gain on sales of investments
     Class A ............................................................          (11,051,609)          (13,833,788)
     Class B ............................................................           (4,740,202)           (7,495,649)
     Class C ............................................................             (622,110)             (855,277)
     Class D ............................................................                   NA                    NA
     Administrator Class ................................................         (104,474,681)         (136,966,613)
     Institutional Class ................................................                   NA                    NA
     Investor Class .....................................................                   NA                    NA
                                                                            -----------------------------------------
Total distributions to shareholders .....................................         (130,618,827)         (165,909,660)
                                                                            -----------------------------------------

CAPITAL SHARES TRANSACTIONS
   Proceeds from shares sold - Class A ..................................           23,186,263            20,725,151
   Reinvestment of distributions - Class A ..............................           11,406,146            13,732,370
   Cost of shares redeemed - Class A ....................................          (30,202,279)          (29,452,835)
                                                                            -----------------------------------------
   Net increase (decrease) in net assets resulting from capital share
     transaction - Class A ..............................................            4,390,130             5,004,686
                                                                            -----------------------------------------
   Proceeds from shares sold - Class B ..................................            2,038,695             3,049,493
   Reinvestment of distributions - Class B ..............................            4,659,773             7,360,019
   Cost of shares redeemed - Class B ....................................          (19,053,061)          (21,606,477)
                                                                            -----------------------------------------
   Net increase (decrease) in net assets resulting from capital share
     transaction - Class B ..............................................          (12,354,593)          (11,196,965)
                                                                            -----------------------------------------
   Proceeds from shares sold - Class C ..................................              591,753               466,675
   Reinvestment of distributions - Class C ..............................              607,689               824,249
   Cost of shares redeemed - Class C ....................................           (1,520,487)           (1,702,440)
                                                                            -----------------------------------------
   Net increase (decrease) in net assets resulting from capital share
     transaction - Class C ..............................................             (321,045)             (411,516)
                                                                            -----------------------------------------
   Proceeds from shares sold - Class D ..................................                   NA                    NA
   Reinvestment of distributions - Class D ..............................                   NA                    NA
   Cost of shares redeemed -Class D .....................................                   NA                    NA
                                                                            -----------------------------------------
   Net increase (decrease) in net assets resulting from capital share
     transaction - Class D ..............................................                   NA                    NA
                                                                            -----------------------------------------
   Proceeds from shares sold - Administrator Class ......................          104,505,301         1,215,750,963
   Reinvestment of distributions - Administrator Class ..................          110,810,484           138,664,282
   Cost of shares redeemed - Administrator Class ........................         (344,122,045)       (1,350,602,506)
                                                                            -----------------------------------------
   Net increase (decrease) in net assets resulting from capital share
     transaction - Administrator Class ..................................         (128,806,260)            3,812,739
                                                                            -----------------------------------------
   Proceeds from shares sold - Institutional Class ......................                   NA                    NA
   Reinvestment of distributions - Institutional Class ..................                   NA                    NA
   Cost of shares redeemed - Institutional Class ........................                   NA                    NA
                                                                            -----------------------------------------
   Net increase (decrease) in net assets resulting from capital share
     transaction - Institutional Class ..................................                   NA                    NA
                                                                            -----------------------------------------
   Proceeds from shares sold - Investor Class ...........................                   NA                    NA
   Cost of shares redeemed - Investor Class .............................                   NA                    NA
                                                                            -----------------------------------------
   Net increase (decrease) in net assets resulting from capital share
     transaction - Investor Class .......................................                   NA                    NA
                                                                            -----------------------------------------
Net increase (decrease) in net assets resulting from capital share
     transaction - Total ................................................         (137,091,768)           (2,791,056)
                                                                            -----------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS ...................................          (58,019,989)          (49,514,894)
                                                                            =========================================
ENDING NET ASSETS .......................................................   $    1,263,768,337    $    1,321,788,326
                                                                            =========================================

                                                                            DIVERSIFIED SMALL CAP FUND         EMERGING GROWTH FUND
                                                                     ---------------------------------------   ---------------------
                                                                          For the              For the               For the
                                                                         Year Ended           Year Ended           Period Ended
                                                                     September 30, 2007   September 30, 2006    September 30, 2007
------------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS

   Beginning net assets ..........................................   $      679,773,909   $      564,317,639   $                  0
OPERATIONS
   Net investment income (loss) ..................................           (1,600,214)            (860,299)               (13,493)
   Net realized gain (loss) on investments .......................           79,778,720           70,047,157                 (6,788)
   Net change in unrealized appreciation (depreciation) of
      investments ................................................           16,002,819          (30,111,444)               464,607
                                                                     ---------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations ..           94,181,325           39,075,414                444,326
                                                                     ---------------------------------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS FROM
   Net investment income
     Class A .....................................................                   NA                   NA                     NA
     Class B .....................................................                   NA                   NA                     NA
     Class C .....................................................                   NA                   NA                     NA
     Class D .....................................................                   NA                   NA                     NA
     Administrator Class .........................................                    0                    0                      0
     Institutional Class .........................................                   NA                   NA                     NA
     Investor Class ..............................................                   NA                   NA                      0
   Net realized gain on sales of investments
     Class A .....................................................                   NA                   NA                     NA
     Class B .....................................................                   NA                   NA                     NA
     Class C .....................................................                   NA                   NA                     NA
     Class D .....................................................                   NA                   NA                     NA
     Administrator Class .........................................          (76,923,297)         (51,030,568)                     0
     Institutional Class .........................................                   NA                   NA                     NA
     Investor Class ..............................................                   NA                   NA                      0
                                                                     ---------------------------------------------------------------
Total distributions to shareholders ..............................          (76,923,297)         (51,030,568)                     0
                                                                     ---------------------------------------------------------------

CAPITAL SHARES TRANSACTIONS
   Proceeds from shares sold - Class A ...........................                   NA                   NA                     NA
   Reinvestment of distributions - Class A .......................                   NA                   NA                     NA
   Cost of shares redeemed - Class A .............................                   NA                   NA                     NA
                                                                     ---------------------------------------------------------------
   Net increase (decrease) in net assets resulting from capital
     share transaction - Class A .................................                   NA                   NA                     NA
                                                                     ---------------------------------------------------------------
   Proceeds from shares sold - Class B ...........................                   NA                   NA                     NA
   Reinvestment of distributions - Class B .......................                   NA                   NA                     NA
   Cost of shares redeemed - Class B .............................                   NA                   NA                     NA
                                                                     ---------------------------------------------------------------
   Net increase (decrease) in net assets resulting from capital
     share transaction - Class B .................................                   NA                   NA                     NA
                                                                     ---------------------------------------------------------------
   Proceeds from shares sold - Class C ...........................                   NA                   NA                     NA
   Reinvestment of distributions - Class C .......................                   NA                   NA                     NA
   Cost of shares redeemed - Class C .............................                   NA                   NA                     NA
                                                                     ---------------------------------------------------------------
   Net increase (decrease) in net assets resulting from capital
     share transaction - Class C .................................                   NA                   NA                     NA
                                                                     ---------------------------------------------------------------
   Proceeds from shares sold - Class D ...........................                   NA                   NA                     NA
   Reinvestment of distributions - Class D .......................                   NA                   NA                     NA
   Cost of shares redeemed -Class D ..............................                   NA                   NA                     NA
                                                                     ---------------------------------------------------------------
   Net increase (decrease) in net assets resulting from capital
     share transaction - Class D .................................                   NA                   NA                     NA
                                                                     ---------------------------------------------------------------
   Proceeds from shares sold - Administrator Class ...............          272,062,567          355,295,331                 14,612
   Reinvestment of distributions - Administrator Class ...........           68,985,161           43,789,231                      0
   Cost of shares redeemed - Administrator Class .................         (280,727,266)        (271,673,138)                  (626)
                                                                     ---------------------------------------------------------------
   Net increase (decrease) in net assets resulting from capital
     share transaction - Administrator Class .....................           60,320,462          127,411,424                 13,986
                                                                     ---------------------------------------------------------------
   Proceeds from shares sold - Institutional Class ...............                   NA                   NA                     NA
   Reinvestment of distributions - Institutional Class ...........                   NA                   NA                     NA
   Cost of shares redeemed - Institutional Class .................                   NA                   NA                     NA
                                                                     ---------------------------------------------------------------
   Net increase (decrease) in net assets resulting from capital
     share transaction - Institutional Class .....................                   NA                   NA                     NA
                                                                     ---------------------------------------------------------------
   Proceeds from shares sold - Investor Class ....................                   NA                   NA              3,134,707
   Cost of shares redeemed - Investor Class ......................                   NA                   NA              (333,320)
                                                                     ---------------------------------------------------------------
   Net increase (decrease) in net assets resulting from capital
     share transaction - Investor Class ..........................                   NA                   NA              2,801,387
                                                                     ---------------------------------------------------------------
Net increase (decrease) in net assets resulting from capital
     share transaction - Total ...................................           60,320,462          127,411,424              2,815,373
                                                                     ---------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS ............................           77,578,490          115,456,270              3,259,699
                                                                     ===============================================================
ENDING NET ASSETS ................................................   $      757,352,399   $      679,773,909   $          3,259,699
                                                                     ===============================================================

80 Wells Fargo Equity Gateway Funds          Statements of Changes in Net Assets


                                                                                       C&B LARGE CAP VALUE FUND
                                                                                ----------------------------------------
                                                                                      For the             For the
                                                                                    Year Ended           Year Ended
                                                                                September 30, 2007   September 30, 2006
------------------------------------------------------------------------------------------------------------------------
SHARES ISSUED AND REDEEMED
   Shares sold - Class A ....................................................            4,721,625            3,096,420
   Shares issued in reinvestment of distributions - Class A .................              324,443              143,185
   Shares redeemed - Class A ................................................           (3,817,610)          (3,316,584)
                                                                                ----------------------------------------
   Net increase (decrease) in shares outstanding - Class A ..................            1,228,458              (76,979)
                                                                                ----------------------------------------
   Shares sold - Class B ....................................................              471,146              638,575
   Shares issued in reinvestment of distributions - Class B .................              129,273               56,824
   Shares redeemed - Class B ................................................             (840,152)            (811,263)
                                                                                ----------------------------------------
   Net increase (decrease) in shares outstanding - Class B ..................             (239,733)            (115,864)
                                                                                ----------------------------------------
   Shares sold - Class C ....................................................              362,766              451,386
   Shares issued in reinvestment of distributions - Class C .................               76,682               32,247
   Shares redeemed - Class C ................................................             (338,484)            (432,785)
                                                                                ----------------------------------------
   Net increase (decrease) in shares outstanding - Class C ..................              100,964               50,848
                                                                                ----------------------------------------
   Shares sold - Class D ....................................................           12,770,860            5,031,511
   Shares issued in reinvestment of distributions - Class D .................            1,005,540              464,209
   Shares redeemed - Class D ................................................           (8,867,614)          (7,566,922)
                                                                                ----------------------------------------
   Net increase (decrease) in shares outstanding - Class D ..................            4,908,786           (2,071,202)
                                                                                ----------------------------------------
   Shares sold - Administrator Class ........................................           51,501,078           13,024,434
   Shares issued in reinvestment of distributions - Administrator Class .....            1,383,607              642,231
   Shares redeemed - Administrator Class ....................................          (20,009,205)         (12,055,215)
                                                                                ----------------------------------------
   Net increase (decrease) in shares outstanding - Administrator Class ......           32,875,480            1,611,450
                                                                                ----------------------------------------
   Shares sold - Institutional Class ........................................            4,508,990              768,170
   Shares issued in reinvestment of distributions - Institutional Class .....              393,177              194,825
   Shares redeemed - Institutional Class ....................................           (6,534,078)          (1,066,003)
                                                                                ----------------------------------------
   Net increase (decrease) in shares outstanding - Institutional Class ......           (1,631,911)            (103,008)
                                                                                ----------------------------------------
   Shares sold - Investor Class .............................................                   NA                   NA
   Shares redeemed - Investor Class .........................................                   NA                   NA
                                                                                ----------------------------------------
   Net increase (decrease) in shares outstanding - Investor Class ...........                   NA                   NA
                                                                                ----------------------------------------
Net increase (decrease) in shares outstanding resulting from capital share
   transactions .............................................................           37,242,044             (704,755)
                                                                                ----------------------------------------
ENDING BALANCE OF UNDISTRIBUTED NET INVESTMENT INCOME (LOSS) ................   $        7,179,694   $        5,622,167
                                                                                ========================================

--------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets          Wells Fargo Equity Gateway Funds 81


                                                                                       DIVERSIFIED EQUITY FUND
                                                                                ----------------------------------------
                                                                                     For the              For the
                                                                                    Year Ended           Year Ended
                                                                                September 30, 2007   September 30, 2006
------------------------------------------------------------------------------------------------------------------------
SHARES ISSUED AND REDEEMED
   Shares sold - Class A ....................................................              568,014              520,933
   Shares issued in reinvestment of distributions - Class A .................              288,096              355,665
   Shares redeemed - Class A ................................................             (736,054)            (744,811)
                                                                                ----------------------------------------
   Net increase (decrease) in shares outstanding - Class A ..................              120,056              131,787
                                                                                ----------------------------------------
   Shares sold - Class B ....................................................               52,438               80,315
   Shares issued in reinvestment of distributions - Class B .................              123,996              199,081
   Shares redeemed - Class B ................................................             (490,172)            (567,007)
                                                                                ----------------------------------------
   Net increase (decrease) in shares outstanding - Class B ..................             (313,738)            (287,611)
                                                                                ----------------------------------------
   Shares sold - Class C ....................................................               14,676               12,047
   Shares issued in reinvestment of distributions - Class C .................               15,900               21,951
   Shares redeemed - Class C ................................................              (38,276)             (44,278)
                                                                                ----------------------------------------
   Net increase (decrease) in shares outstanding - Class C ..................               (7,700)             (10,280)
                                                                                ----------------------------------------
   Shares sold - Class D ....................................................                   NA                   NA
   Shares issued in reinvestment of distributions - Class D .................                   NA                   NA
   Shares redeemed - Class D ................................................                   NA                   NA
                                                                                ----------------------------------------
   Net increase (decrease) in shares outstanding - Class D ..................                   NA                   NA
                                                                                ----------------------------------------
   Shares sold - Administrator Class ........................................            2,558,018           31,658,220
   Shares issued in reinvestment of distributions - Administrator Class .....            2,790,746            3,583,101
   Shares redeemed - Administrator Class ....................................           (8,455,733)         (35,065,932)
                                                                                ----------------------------------------
   Net increase (decrease) in shares outstanding - Administrator Class ......           (3,106,969)             175,389
                                                                                ----------------------------------------
   Shares sold - Institutional Class ........................................                   NA                   NA
   Shares issued in reinvestment of distributions - Institutional Class .....                   NA                   NA
   Shares redeemed - Institutional Class ....................................                   NA                   NA
                                                                                ----------------------------------------
   Net increase (decrease) in shares outstanding - Institutional Class ......                   NA                   NA
                                                                                ----------------------------------------
   Shares sold - Investor Class .............................................                   NA                   NA
   Shares redeemed - Investor Class .........................................                   NA                   NA
                                                                                ----------------------------------------
   Net increase (decrease) in shares outstanding - Investor Class ...........                   NA                   NA
                                                                                ----------------------------------------
Net increase (decrease) in shares outstanding resulting from capital share
   transactions .............................................................           (3,308,351)               9,285
                                                                                ----------------------------------------
ENDING BALANCE OF UNDISTRIBUTED NET INVESTMENT INCOME (LOSS) ................   $        7,054,377   $        7,040,167
                                                                                ========================================

                                                                         DIVERSIFIED SMALL CAP FUND         EMERGING GROWTH FUND
                                                                  ---------------------------------------   ---------------------
                                                                       For the              For the               For the
                                                                      Year Ended           Year Ended           Period Ended
                                                                  September 30, 2007   September 30, 2006    September 30, 2007
---------------------------------------------------------------------------------------------------------------------------------
SHARES ISSUED AND REDEEMED
   Shares sold - Class A ......................................                   NA                   NA                     NA
   Shares issued in reinvestment of distributions - Class A ...                   NA                   NA                     NA
   Shares redeemed - Class A ..................................                   NA                   NA                     NA
                                                                  ---------------------------------------------------------------
   Net increase (decrease) in shares outstanding - Class A ....                   NA                   NA                     NA
                                                                  ---------------------------------------------------------------
   Shares sold - Class B ......................................                   NA                   NA                     NA
   Shares issued in reinvestment of distributions - Class B ...                   NA                   NA                     NA
   Shares redeemed - Class B ..................................                   NA                   NA                     NA
                                                                  ---------------------------------------------------------------
   Net increase (decrease) in shares outstanding - Class B ....                   NA                   NA                     NA
                                                                  ---------------------------------------------------------------
   Shares sold - Class C ......................................                   NA                   NA                     NA
   Shares issued in reinvestment of distributions - Class C ...                   NA                   NA                     NA
   Shares redeemed - Class C ..................................                   NA                   NA                     NA
                                                                  ---------------------------------------------------------------
   Net increase (decrease) in shares outstanding - Class C ....                   NA                   NA                     NA
                                                                  ---------------------------------------------------------------
   Shares sold - Class D ......................................                   NA                   NA                     NA
   Shares issued in reinvestment of distributions - Class D ...                   NA                   NA                     NA
   Shares redeemed - Class D ..................................                   NA                   NA                     NA
                                                                  ---------------------------------------------------------------
   Net increase (decrease) in shares outstanding - Class D ....                   NA                   NA                     NA
                                                                  ---------------------------------------------------------------
   Shares sold - Administrator Class ..........................           18,757,980           23,954,430                  1,460
   Shares issued in reinvestment of distributions -
      Administrator Class .....................................            4,864,962            3,096,834                      0
   Shares redeemed - Administrator Class ......................          (19,124,948)         (18,387,794)                   (56)
                                                                  ---------------------------------------------------------------
   Net increase (decrease) in shares outstanding -
      Administrator Class .....................................            4,497,994            8,663,470                  1,404
                                                                  ---------------------------------------------------------------
   Shares sold - Institutional Class ..........................                   NA                   NA                     NA
   Shares issued in reinvestment of distributions -
      Institutional Class .....................................                   NA                   NA                     NA
   Shares redeemed - Institutional Class ......................                   NA                   NA                     NA
                                                                  ---------------------------------------------------------------
   Net increase (decrease) in shares outstanding -
      Institutional Class .....................................                   NA                   NA                     NA
                                                                  ---------------------------------------------------------------
   Shares sold - Investor Class ...............................                   NA                   NA                291,902
   Shares redeemed - Investor Class ...........................                   NA                   NA                (29,960)
                                                                  ---------------------------------------------------------------
   Net increase (decrease) in shares outstanding -
      Investor Class ..........................................                   NA                   NA                261,942
                                                                  ---------------------------------------------------------------
Net increase (decrease) in shares outstanding resulting from
   capital share transactions .................................            4,497,994            8,663,470                263,346
                                                                  ---------------------------------------------------------------
ENDING BALANCE OF UNDISTRIBUTED NET INVESTMENT INCOME (LOSS) ..   $         (789,233)  $         (166,062)  $             (8,850)
                                                                  ===============================================================

82 Wells Fargo Equity Gateway Funds          Statements of Changes in Net Assets


                                                                                                   EQUITY INCOME FUND
                                                                                         ----------------------------------------
                                                                                               For the              For the
                                                                                             Year Ended           Year Ended
                                                                                         September 30, 2007   September 30, 2006
---------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   Beginning net assets ..............................................................   $      747,083,229   $    1,008,301,692
OPERATIONS
   Net investment income (loss) ......................................................            8,607,511           12,877,738
   Net realized gain (loss) on investments ...........................................          135,374,247           86,823,512
   Net change in unrealized appreciation (depreciation) of investments ...............          (53,894,786)         (17,284,989)
                                                                                         ----------------------------------------
Net increase (decrease) in net assets resulting from operations ......................           90,086,972           82,416,261
                                                                                         ----------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS FROM
   Net investment income
     Class A .........................................................................           (2,960,352)          (2,612,630)
     Class B .........................................................................             (332,578)            (339,723)
     Class C .........................................................................              (48,275)             (35,647)
     Administrator Class .............................................................           (6,791,927)         (10,054,604)
     Institutional Class .............................................................                   NA                   NA
   Net realized gain on sales of investments
     Class A .........................................................................          (22,660,163)         (34,907,773)
     Class B .........................................................................           (4,580,954)         (10,697,534)
     Class C .........................................................................             (597,097)          (1,153,791)
     Administrator Class .............................................................          (62,644,476)        (135,597,732)
     Institutional Class .............................................................                   NA                   NA
                                                                                         ----------------------------------------
Total distributions to shareholders ..................................................         (100,615,822)        (195,399,434)
                                                                                         ----------------------------------------

CAPITAL SHARES TRANSACTIONS
   Proceeds from shares sold - Class A ...............................................           19,282,927           19,219,022
   Reinvestment of distributions - Class A ...........................................           24,381,816           35,504,138
   Cost of shares redeemed - Class A .................................................          (43,273,757)         (47,950,741)
                                                                                         ----------------------------------------
   Net increase (decrease) in net assets resulting from capital share transaction -
     Class A .........................................................................              390,986            6,772,419
                                                                                         ----------------------------------------
   Proceeds from shares sold - Class B ...............................................            1,256,048            1,466,968
   Reinvestment of distributions - Class B ...........................................            4,709,848           10,573,557
   Cost of shares redeemed - Class B .................................................          (20,901,198)         (25,631,822)
                                                                                         ----------------------------------------
   Net increase (decrease) in net assets resulting from capital share transaction -
     Class B .........................................................................          (14,935,302)         (13,591,297)
                                                                                         ----------------------------------------
   Proceeds from shares sold - Class C ...............................................              198,014              262,830
   Reinvestment of distributions - Class C ...........................................              575,317            1,092,721
   Cost of shares redeemed - Class C .................................................           (1,105,997)          (2,681,774)
                                                                                         ----------------------------------------
   Net increase (decrease) in net assets resulting from capital share transaction -
     Class C .........................................................................             (332,666)          (1,326,223)
                                                                                         ----------------------------------------
   Proceeds from shares sold - Administrator Class ...................................           45,381,714          240,199,983
   Reinvestment of distributions - Administrator Class ...............................           34,183,729           65,780,370
   Cost of shares redeemed - Administrator Class .....................................         (391,344,959)        (446,070,542)
                                                                                         ----------------------------------------
   Net increase (decrease) in net assets resulting from capital share transaction -
     Administrator Class .............................................................         (311,779,516)        (140,090,189)
                                                                                         ----------------------------------------
   Proceeds from shares sold - Institutional Class ...................................                   NA                   NA
   Reinvestment of distributions - Institutional Class ...............................                   NA                   NA
   Cost of shares redeemed - Institutional Class .....................................                   NA                   NA
                                                                                         ----------------------------------------
   Net increase (decrease) in net assets resulting from capital share transaction -
     Institutional Class .............................................................                   NA                   NA
                                                                                         ----------------------------------------
Net increase (decrease) in net assets resulting from capital share transaction -
   Total .............................................................................         (326,656,498)        (148,235,290)
                                                                                         ----------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS ................................................         (337,185,348)        (261,218,463)
                                                                                         ========================================
ENDING NET ASSETS ....................................................................   $      409,897,881   $      747,083,229
                                                                                         ========================================

--------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets          Wells Fargo Equity Gateway Funds 83


                                                                                                   EQUITY VALUE FUND
                                                                                         ----------------------------------------
                                                                                              For the               For the
                                                                                             Year Ended           Year Ended
                                                                                         September 30, 2007   September 30, 2006
---------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   Beginning net assets ..............................................................   $       79,447,616   $       69,665,565
OPERATIONS
   Net investment income (loss) ......................................................            1,244,763              659,596
   Net realized gain (loss) on investments ...........................................           11,032,121            1,357,108
   Net change in unrealized appreciation (depreciation) of investments ...............            8,856,875            5,286,012
                                                                                         ----------------------------------------
Net increase (decrease) in net assets resulting from operations ......................           21,133,759            7,302,716
                                                                                         ----------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS FROM
   Net investment income
     Class A .........................................................................              (31,237)             (21,560)
     Class B .........................................................................                    0                    0
     Class C .........................................................................                 (521)                   0
     Administrator Class .............................................................             (683,069)            (200,582)
     Institutional Class .............................................................                 (101)                   0
   Net realized gain on sales of investments
     Class A .........................................................................             (113,073)              (8,112)
     Class B .........................................................................              (64,106)              (5,083)
     Class C .........................................................................              (12,111)                (783)
     Administrator Class .............................................................           (1,826,416)            (133,040)
     Institutional Class .............................................................                 (252)                   0
                                                                                         ----------------------------------------
Total distributions to shareholders ..................................................           (2,730,886)            (369,160)
                                                                                         ----------------------------------------

CAPITAL SHARES TRANSACTIONS
   Proceeds from shares sold - Class A ...............................................            1,626,923            1,449,848
   Reinvestment of distributions - Class A ...........................................              136,994               29,208
   Cost of shares redeemed - Class A .................................................           (1,335,843)          (1,109,852)
                                                                                         ----------------------------------------
   Net increase (decrease) in net assets resulting from capital share transaction -
     Class A .........................................................................              428,074              369,204
                                                                                         ----------------------------------------
   Proceeds from shares sold - Class B ...............................................              783,646              835,074
   Reinvestment of distributions - Class B ...........................................               57,717                4,844
   Cost of shares redeemed - Class B .................................................             (858,608)            (616,204)
                                                                                         ----------------------------------------
   Net increase (decrease) in net assets resulting from capital share transaction -
     Class B .........................................................................              (17,245)             223,714
                                                                                         ----------------------------------------
   Proceeds from shares sold - Class C ...............................................              528,429               74,208
   Reinvestment of distributions - Class C ...........................................               12,284                  774
   Cost of shares redeemed - Class C .................................................              (68,803)            (119,056)
                                                                                         ----------------------------------------
   Net increase (decrease) in net assets resulting from capital share transaction -
     Class C .........................................................................              471,910              (44,074)
                                                                                         ---------------------------------------
   Proceeds from shares sold - Administrator Class ...................................           16,006,708           21,213,549
   Reinvestment of distributions - Administrator Class ...............................            2,265,440              321,545
   Cost of shares redeemed - Administrator Class .....................................          (16,488,830)         (19,245,443)
                                                                                         ---------------------------------------
   Net increase (decrease) in net assets resulting from capital share transaction -
     Administrator Class .............................................................            1,783,318            2,289,651
                                                                                         ----------------------------------------
   Proceeds from shares sold - Institutional Class ...................................           59,932,268               10,000
   Reinvestment of distributions - Institutional Class ...............................                  353                    0
   Cost of shares redeemed - Institutional Class .....................................           (2,675,431)                   0
                                                                                         ----------------------------------------
   Net increase (decrease) in net assets resulting from capital share transaction -
     Institutional Class .............................................................           57,257,190               10,000
                                                                                         ----------------------------------------
Net increase (decrease) in net assets resulting from capital share transaction -
   Total .............................................................................           59,923,247            2,848,495
                                                                                         ----------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS ................................................           78,326,120            9,782,051
                                                                                         ========================================
ENDING NET ASSETS ....................................................................   $      157,773,736   $       79,447,616
                                                                                         ========================================

                                                                                                  GROWTH EQUITY FUND
                                                                                         ----------------------------------------
                                                                                              For the               For the
                                                                                             Year Ended           Year Ended
                                                                                         September 30, 2007   September 30, 2006
---------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   Beginning net assets ..............................................................   $      559,419,027   $      560,778,729
OPERATIONS
   Net investment income (loss) ......................................................            1,642,584            1,605,434
   Net realized gain (loss) on investments ...........................................           88,550,452           59,134,309
   Net change in unrealized appreciation (depreciation) of investments ...............            3,702,497          (16,269,320)
                                                                                         ----------------------------------------
Net increase (decrease) in net assets resulting from operations ......................           93,895,533           44,470,423
                                                                                         ----------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS FROM
   Net investment income
     Class A .........................................................................                    0               (4,096)
     Class B .........................................................................                    0                    0
     Class C .........................................................................                    0                    0
     Administrator Class .............................................................             (583,464)            (897,737)
     Institutional Class .............................................................             (515,915)            (577,908)
   Net realized gain on sales of investments
     Class A .........................................................................           (3,215,834)          (3,374,983)
     Class B .........................................................................             (994,000)          (1,305,682)
     Class C .........................................................................             (125,440)            (141,261)
     Administrator Class .............................................................          (42,754,971)         (57,971,069)
     Institutional Class .............................................................          (15,932,542)         (19,564,840)
                                                                                         ----------------------------------------
Total distributions to shareholders ..................................................          (64,122,166)         (83,837,576)
                                                                                         ----------------------------------------

CAPITAL SHARES TRANSACTIONS
   Proceeds from shares sold - Class A ...............................................           10,345,546            7,893,629
   Reinvestment of distributions - Class A ...........................................            3,176,293            3,322,262
   Cost of shares redeemed - Class A .................................................           (7,374,441)          (5,889,347)
                                                                                         ----------------------------------------
   Net increase (decrease) in net assets resulting from capital share transaction -
     Class A .........................................................................            6,147,398            5,326,544
                                                                                         ----------------------------------------
   Proceeds from shares sold - Class B ...............................................            1,276,009            1,540,213
   Reinvestment of distributions - Class B ...........................................              966,072            1,279,429
   Cost of shares redeemed - Class B .................................................           (3,143,473)          (2,931,479)
                                                                                         ----------------------------------------
   Net increase (decrease) in net assets resulting from capital share transaction -
     Class B .........................................................................             (901,392)            (111,837)
                                                                                         ----------------------------------------
   Proceeds from shares sold - Class C ...............................................              472,115              529,116
   Reinvestment of distributions - Class C ...........................................              112,755              131,944
   Cost of shares redeemed - Class C .................................................             (420,269)            (437,309)
                                                                                         ----------------------------------------
   Net increase (decrease) in net assets resulting from capital share transaction -
     Class C .........................................................................              164,601              223,751
                                                                                         ----------------------------------------
   Proceeds from shares sold - Administrator Class ...................................           39,729,743           62,320,385
   Reinvestment of distributions - Administrator Class ...............................           42,948,871           58,268,987
   Cost of shares redeemed - Administrator Class .....................................         (143,529,661)        (106,342,203)
                                                                                         ----------------------------------------
   Net increase (decrease) in net assets resulting from capital share transaction -
     Administrator Class .............................................................          (60,851,047)          14,247,169
                                                                                         ----------------------------------------
   Proceeds from shares sold - Institutional Class ...................................           32,922,715           38,418,099
   Reinvestment of distributions - Institutional Class ...............................           16,448,456           20,142,745
   Cost of shares redeemed - Institutional Class .....................................          (39,714,599)         (40,239,020)
                                                                                         ----------------------------------------
   Net increase (decrease) in net assets resulting from capital share transaction -
     Institutional Class .............................................................            9,656,572           18,321,824
                                                                                         ----------------------------------------
Net increase (decrease) in net assets resulting from capital share transaction -
   Total .............................................................................          (45,783,868)          38,007,451
                                                                                         ----------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS ................................................          (16,010,501)          (1,359,702)
 .....................................................................................   ----------------------------------------
ENDING NET ASSETS                                                                        $      543,408,526   $      559,419,027
                                                                                         ========================================

                                                                                                 INTERNATIONAL VALUE FUND
                                                                                         ----------------------------------------
                                                                                              For the              For the
                                                                                             Year Ended            Year Ended
                                                                                         September 30, 2007   September 30, 2006
---------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   Beginning net assets ..............................................................   $      141,601,536   $          943,105
OPERATIONS
   Net investment income (loss) ......................................................            4,964,112              315,945
   Net realized gain (loss) on investments ...........................................            6,453,276              (61,248)
   Net change in unrealized appreciation (depreciation) of investments ...............           23,740,270            2,227,543
                                                                                         ----------------------------------------
Net increase (decrease) in net assets resulting from operations ......................           35,157,658            2,482,240
                                                                                         ----------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS FROM
   Net investment income
     Class A .........................................................................              (15,551)                   0
     Class B .........................................................................               (5,988)                   0
     Class C .........................................................................                    0                    0
     Administrator Class .............................................................                    0               (1,528)
     Institutional Class .............................................................                    0                    0
   Net realized gain on sales of investments
     Class A .........................................................................               (1,404)              (2,123)
     Class B .........................................................................                 (519)              (1,183)
     Class C .........................................................................                 (157)                (273)
     Administrator Class .............................................................              (62,315)                (639)
     Institutional Class .............................................................                   (4)                   0
                                                                                         ----------------------------------------
Total distributions to shareholders ..................................................              (85,938)              (5,746)
                                                                                         ----------------------------------------

CAPITAL SHARES TRANSACTIONS
   Proceeds from shares sold - Class A ...............................................           25,733,585            1,504,789
   Reinvestment of distributions - Class A ...........................................               16,482                2,061
   Cost of shares redeemed - Class A .................................................           (3,351,618)            (266,643)
                                                                                         ----------------------------------------
   Net increase (decrease) in net assets resulting from capital share transaction -
     Class A .........................................................................           22,398,449            1,240,207
                                                                                         ---------------------------------------
   Proceeds from shares sold - Class B ...............................................            1,544,178              943,314
   Reinvestment of distributions - Class B ...........................................                6,209                1,183
   Cost of shares redeemed - Class B .................................................             (431,999)            (117,503)
                                                                                         ----------------------------------------
   Net increase (decrease) in net assets resulting from capital share transaction -
     Class B .........................................................................            1,118,388              826,994
                                                                                         ----------------------------------------
   Proceeds from shares sold - Class C ...............................................            1,071,717              245,190
   Reinvestment of distributions - Class C ...........................................                  150                  273
   Cost of shares redeemed - Class C .................................................             (171,047)             (14,886)
                                                                                         ----------------------------------------
   Net increase (decrease) in net assets resulting from capital share transaction -
     Class C .........................................................................              900,820              230,577
                                                                                         ----------------------------------------
   Proceeds from shares sold - Administrator Class ...................................          115,946,760          137,225,907
   Reinvestment of distributions - Administrator Class ...............................               62,247                2,168
   Cost of shares redeemed - Administrator Class .....................................          (24,520,985)          (1,353,916)
                                                                                         ----------------------------------------
   Net increase (decrease) in net assets resulting from capital share transaction -
     Administrator Class .............................................................           91,488,022          135,874,159
                                                                                         ----------------------------------------
   Proceeds from shares sold - Institutional Class ...................................                    0               10,000
   Reinvestment of distributions - Institutional Class ...............................                    4                    0
   Cost of shares redeemed - Institutional Class .....................................                    0                    0
                                                                                         ----------------------------------------
   Net increase (decrease) in net assets resulting from capital share transaction -
     Institutional Class .............................................................                    4               10,000
                                                                                         ----------------------------------------
Net increase (decrease) in net assets resulting from capital share transaction -
   Total .............................................................................          115,905,683          138,181,937
                                                                                         ----------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS ................................................          150,977,403          140,658,431
                                                                                         ========================================
ENDING NET ASSETS ....................................................................   $      292,578,939   $      141,601,536
                                                                                         ========================================

84 Wells Fargo Equity Gateway Funds          Statements of Changes in Net Assets


                                                                                          EQUITY INCOME FUND
                                                                                ----------------------------------------
                                                                                     For the              For the
                                                                                    Year Ended           Year Ended
                                                                                September 30, 2007   September 30, 2006
------------------------------------------------------------------------------------------------------------------------
SHARES ISSUED AND REDEEMED
   Shares sold - Class A ....................................................              619,976              614,148
   Shares issued in reinvestment of distributions - Class A .................              808,994            1,180,339
   Shares redeemed - Class A ................................................           (1,391,948)          (1,533,683)
                                                                                ----------------------------------------
   Net increase (decrease) in shares outstanding - Class A ..................               37,022              260,804
                                                                                ----------------------------------------
   Shares sold - Class B ....................................................               40,060               46,788
   Shares issued in reinvestment of distributions - Class B .................              156,500              352,094
   Shares redeemed - Class B ................................................             (671,530)            (819,525)
                                                                                ----------------------------------------
   Net increase (decrease) in shares outstanding - Class B ..................             (474,970)            (420,643)
                                                                                ----------------------------------------
   Shares sold - Class C ....................................................                5,990                7,967
   Shares issued in reinvestment of distributions - Class C .................               18,206               34,887
   Shares redeemed - Class C ................................................              (33,646)             (81,232)
                                                                                ----------------------------------------
   Net increase (decrease) in shares outstanding - Class C ..................               (9,450)             (38,378)
                                                                                ----------------------------------------
   Shares sold - Administrator Class ........................................            1,473,979            7,996,617
   Shares issued in reinvestment of distributions - Administrator Class .....            1,135,798            2,189,391
   Shares redeemed - Administrator Class ....................................          (12,626,680)         (14,496,682)
                                                                                ----------------------------------------
   Net increase (decrease) in shares outstanding - Administrator Class ......          (10,016,903)          (4,310,674)
                                                                                ----------------------------------------
   Shares sold - Institutional Class ........................................                   NA                   NA
   Shares issued in reinvestment of distributions - Institutional Class .....                   NA                   NA
   Shares redeemed - Institutional Class ....................................                   NA                   NA
                                                                                ----------------------------------------
   Net increase (decrease) in shares outstanding - Institutional Class ......                   NA                   NA
                                                                                ----------------------------------------
Net increase (decrease) in shares outstanding resulting from capital share
   transactions .............................................................          (10,464,301)          (4,508,891)
                                                                                ----------------------------------------
ENDING BALANCE OF UNDISTRIBUTED NET INVESTMENT INCOME (LOSS) ................   $         (392,214)  $          344,642
                                                                                ========================================

--------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets          Wells Fargo Equity Gateway Funds 85


                                                                                            EQUITY VALUE FUND
                                                                                ----------------------------------------
                                                                                      For the              For the
                                                                                     Year Ended          Year Ended
                                                                                September 30, 2007   September 30, 2006
------------------------------------------------------------------------------------------------------------------------
SHARES ISSUED AND REDEEMED
   Shares sold - Class A ....................................................               97,913              100,884
   Shares issued in reinvestment of distributions - Class A .................                8,650                2,089
   Shares redeemed - Class A ................................................              (80,625)             (77,667)
                                                                                ----------------------------------------
   Net increase (decrease) in shares outstanding - Class A ..................               25,938               25,306
                                                                                ----------------------------------------
   Shares sold - Class B ....................................................               47,971               58,607
   Shares issued in reinvestment of distributions - Class B .................                3,688                  348
   Shares redeemed - Class B ................................................              (53,345)             (43,578)
                                                                                ----------------------------------------
   Net increase (decrease) in shares outstanding - Class B ..................               (1,686)              15,377
                                                                                ----------------------------------------
   Shares sold - Class C ....................................................               31,891                5,092
   Shares issued in reinvestment of distributions - Class C .................                  785                   55
   Shares redeemed - Class C ................................................               (4,224)              (8,637)
                                                                                ----------------------------------------
   Net increase (decrease) in shares outstanding - Class C ..................               28,452               (3,490)
                                                                                ----------------------------------------
   Shares sold - Administrator Class ........................................              963,866            1,449,063
   Shares issued in reinvestment of distributions - Administrator Class .....              140,934               22,689
   Shares redeemed - Administrator Class ....................................             (988,101)          (1,321,717)
                                                                                ----------------------------------------
   Net increase (decrease) in shares outstanding - Administrator Class ......              116,699              150,035
                                                                                ----------------------------------------
   Shares sold - Institutional Class ........................................            3,666,909                  659
   Shares issued in reinvestment of distributions - Institutional Class .....                   22                    0
   Shares redeemed - Institutional Class ....................................             (157,350)                   0
                                                                                ----------------------------------------
   Net increase (decrease) in shares outstanding - Institutional Class ......            3,509,581                  659
                                                                                ----------------------------------------
Net increase (decrease) in shares outstanding resulting from capital share
   transactions .............................................................            3,678,984              187,887
                                                                                ----------------------------------------
ENDING BALANCE OF UNDISTRIBUTED NET INVESTMENT INCOME (LOSS) ................   $          995,931   $          474,983
                                                                                ========================================

                                                                                          GROWTH EQUITY FUND
                                                                                ----------------------------------------
                                                                                      For the             For the
                                                                                    Year Ended           Year Ended
                                                                                September 30, 2007   September 30, 2006
------------------------------------------------------------------------------------------------------------------------
SHARES ISSUED AND REDEEMED
   Shares sold - Class A ....................................................              361,894              277,246
   Shares issued in reinvestment of distributions - Class A .................              115,965              120,678
   Shares redeemed - Class A ................................................             (256,946)            (206,554)
                                                                                ----------------------------------------
   Net increase (decrease) in shares outstanding - Class A ..................              220,913              191,370
                                                                                ----------------------------------------
   Shares sold - Class B ....................................................               50,520               60,022
   Shares issued in reinvestment of distributions - Class B .................               40,020               51,590
   Shares redeemed - Class B ................................................             (124,672)            (111,777)
                                                                                ----------------------------------------
   Net increase (decrease) in shares outstanding - Class B ..................              (34,132)                (165)
                                                                                ----------------------------------------
   Shares sold - Class C ....................................................               18,063               19,357
   Shares issued in reinvestment of distributions - Class C .................                4,437                5,087
   Shares redeemed - Class C ................................................              (16,206)             (16,072)
                                                                                ----------------------------------------
   Net increase (decrease) in shares outstanding - Class C ..................                6,294                8,372
                                                                                ----------------------------------------
   Shares sold - Administrator Class ........................................            1,381,347            2,181,020
   Shares issued in reinvestment of distributions - Administrator Class .....            1,542,292            2,085,802
   Shares redeemed - Administrator Class ....................................           (4,988,827)          (3,697,191)
                                                                                ----------------------------------------
   Net increase (decrease) in shares outstanding - Administrator Class ......           (2,065,188)             569,631
                                                                                ----------------------------------------
   Shares sold - Institutional Class ........................................            1,130,794            1,330,838
   Shares issued in reinvestment of distributions - Institutional Class .....              589,724              720,379
   Shares redeemed - Institutional Class ....................................           (1,365,311)          (1,400,810)
                                                                                ----------------------------------------
   Net increase (decrease) in shares outstanding - Institutional Class ......              355,207              650,407
                                                                                ----------------------------------------
Net increase (decrease) in shares outstanding resulting from capital share
   transactions .............................................................           (1,516,906)           1,419,615
                                                                                ----------------------------------------
ENDING BALANCE OF UNDISTRIBUTED NET INVESTMENT INCOME (LOSS) ................   $        1,338,542   $          746,677
                                                                                ========================================

                                                                                        INTERNATIONAL VALUE FUND
                                                                                ----------------------------------------
                                                                                      For the              For the
                                                                                     Year Ended           Year Ended
                                                                                September 30, 2007   September 30, 2006
------------------------------------------------------------------------------------------------------------------------
SHARES ISSUED AND REDEEMED
   Shares sold - Class A ....................................................            1,317,921               95,314
   Shares issued in reinvestment of distributions - Class A .................                  900                  143
   Shares redeemed - Class A ................................................             (173,098)             (16,893)
                                                                                ---------------------------------------
   Net increase (decrease) in shares outstanding - Class A ..................            1,145,723               78,564
                                                                                ----------------------------------------
   Shares sold - Class B ....................................................               82,185               61,213
   Shares issued in reinvestment of distributions - Class B .................                  344                   83
   Shares redeemed - Class B ................................................              (22,853)              (7,251)
                                                                                ----------------------------------------
   Net increase (decrease) in shares outstanding - Class B ..................               59,676               54,045
                                                                                ----------------------------------------
   Shares sold - Class C ....................................................               55,469               15,610
   Shares issued in reinvestment of distributions - Class C .................                    8                   19
   Shares redeemed - Class C ................................................               (8,749)              (1,001)
                                                                                ----------------------------------------
   Net increase (decrease) in shares outstanding - Class C ..................               46,728               14,628
                                                                                ----------------------------------------
   Shares sold - Administrator Class ........................................            5,979,176            8,371,191
   Shares issued in reinvestment of distributions - Administrator Class .....                3,422                  151
   Shares redeemed - Administrator Class ....................................           (1,270,642)             (82,872)
                                                                                ----------------------------------------
   Net increase (decrease) in shares outstanding - Administrator Class ......            4,711,956            8,288,470
                                                                                ----------------------------------------
   Shares sold - Institutional Class ........................................                    0                  605
   Shares issued in reinvestment of distributions - Institutional Class .....                    0                    0
   Shares redeemed - Institutional Class ....................................                    0                    0
                                                                                ----------------------------------------
   Net increase (decrease) in shares outstanding - Institutional Class ......                    0                  605
                                                                                ----------------------------------------
Net increase (decrease) in shares outstanding resulting from capital share
   transactions .............................................................            5,964,083            8,436,312
                                                                                ----------------------------------------
ENDING BALANCE OF UNDISTRIBUTED NET INVESTMENT INCOME (LOSS) ................   $        5,186,871   $          318,790
                                                                                ========================================

86 Wells Fargo Equity Gateway Funds          Statements of Changes in Net Assets


                                                                                               LARGE CAP APPRECIATION FUND
                                                                                         -----------------------------------------
                                                                                              For the              For the
                                                                                             Year Ended           Year Ended
                                                                                         September 30, 2007   September 30, 2006
----------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   Beginning net assets ..............................................................   $       91,801,956   $        53,611,321

OPERATIONS
   Net investment income (loss) ......................................................               98,691               116,186
   Net realized gain (loss) on investments ...........................................            6,831,186             4,657,033
   Net change in unrealized appreciation (depreciation) of investments ...............           11,054,274            (2,391,720)
                                                                                         -----------------------------------------
Net increase (decrease) in net assets resulting from operations ......................           17,984,151             2,381,499
                                                                                         -----------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM
   Net investment income
     Class A .........................................................................              (26,395)                    0
     Class B .........................................................................                    0                     0
     Class C .........................................................................                    0                     0
     Class Z .........................................................................                   NA                    NA
     Administrator Class .............................................................             (153,390)              (40,003)
     Institutional Class .............................................................                  (51)                    0
   Net realized gain on sales of investments
     Class A .........................................................................           (2,652,905)           (1,752,260)
     Class B .........................................................................             (279,542)             (175,778)
     Class C .........................................................................              (64,374)              (45,586)
     Class Z .........................................................................                   NA                    NA
     Administrator Class .............................................................           (3,244,128)             (993,338)
     Institutional Class .............................................................                 (747)                    0
                                                                                         -----------------------------------------
Total distributions to shareholders ..................................................           (6,421,532)           (3,006,965)
                                                                                         -----------------------------------------
CAPITAL SHARES TRANSACTIONS
   Proceeds from shares sold - Class A ...............................................           16,274,093            24,723,809
   Reinvestment of distributions - Class A ...........................................            2,657,121             1,748,119
   Cost of shares redeemed - Class A .................................................          (25,266,407)          (21,386,799)
                                                                                         -----------------------------------------
   Net increase (decrease) in net assets resulting from capital share transaction -
     Class A .........................................................................           (6,335,193)            5,085,129
                                                                                         -----------------------------------------
   Proceeds from shares sold - Class B ...............................................              293,817             1,716,774
   Reinvestment of distributions - Class B ...........................................              266,565               172,259
   Cost of shares redeemed - Class B .................................................           (1,064,351)             (728,441)
                                                                                         -----------------------------------------
   Net increase (decrease) in net assets resulting from capital share transaction -
     Class B .........................................................................             (503,969)            1,160,592
                                                                                         -----------------------------------------
   Proceeds from shares sold - Class C ...............................................              110,618               401,475
   Reinvestment of distributions - Class C ...........................................               62,696                43,760
   Cost of shares redeemed - Class C .................................................             (350,066)             (304,811)
                                                                                         -----------------------------------------
   Net increase (decrease) in net assets resulting from capital share transaction -
     Class C .,.......................................................................             (176,752)              140,424
                                                                                         -----------------------------------------
   Proceeds from shares sold - Class Z ...............................................                   NA                    NA
   Reinvestment of distributions - Class Z ...........................................                   NA                    NA
   Cost of shares redeemed - Class Z .................................................                   NA                    NA
                                                                                         -----------------------------------------
   Net increase (decrease) in net assets resulting from capital share transaction -
     Class Z .........................................................................                   NA                    NA
                                                                                         -----------------------------------------
   Proceeds from shares sold - Administrator Class ...................................           14,373,918            37,223,551
   Reinvestment of distributions - Administrator Class ...............................            3,256,951             1,000,385
   Cost of shares redeemed - Administrator Class .....................................          (21,983,935)           (5,803,980)
                                                                                         -----------------------------------------
   Net increase (decrease) in net assets resulting from capital share transaction -
     Administrator Class .............................................................           (4,353,066)           32,419,956
                                                                                         -----------------------------------------
   Proceeds from shares sold - Institutional Class ...................................           25,907,808                10,000
   Reinvestment of distributions - Institutional Class ...............................                  797                     0
   Cost of shares redeemed - Institutional Class .....................................          (17,305,590)                    0
                                                                                         -----------------------------------------
   Net increase (decrease) in net assets resulting from capital share transaction -
     Institutional Class .............................................................            8,603,015                10,000
                                                                                         -----------------------------------------
Net increase (decrease) in net assets resulting from capital share transaction -
   Total .............................................................................           (2,765,965)           38,816,101
                                                                                         -----------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS ................................................            8,796,654            38,190,635
                                                                                         =========================================
ENDING NET ASSETS ....................................................................   $      100,598,610   $        91,801,956
                                                                                         =========================================

--------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets          Wells Fargo Equity Gateway Funds 87


                                                                                                 LARGE COMPANY GROWTH FUND
                                                                                         -----------------------------------------
                                                                                              For the               For the
                                                                                             Year Ended            Year Ended
                                                                                         September 30, 2007    September 30, 2006
----------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   Beginning net assets ..............................................................   $    2,298,957,455   $     2,813,219,775

OPERATIONS
   Net investment income (loss) ......................................................            1,632,898            (8,188,056)
   Net realized gain (loss) on investments ...........................................          159,958,943            36,100,755
   Net change in unrealized appreciation (depreciation) of investments ...............          181,613,581             8,990,017
                                                                                         -----------------------------------------
Net increase (decrease) in net assets resulting from operations ......................          343,205,422            36,902,716
                                                                                         -----------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM
   Net investment income
     Class A .........................................................................                    0              (703,209)
     Class B .........................................................................                    0                     0
     Class C .........................................................................                    0                     0
     Class Z .........................................................................                    0              (338,346)
     Administrator Class .............................................................                    0            (3,712,000)
     Institutional Class .............................................................                    0              (346,417)
   Net realized gain on sales of investments
     Class A .........................................................................                    0                     0
     Class B .........................................................................                    0                     0
     Class C .........................................................................                    0                     0
     Class Z .........................................................................                    0                     0
     Administrator Class .............................................................                    0                     0
     Institutional Class .............................................................                    0                     0
                                                                                         -----------------------------------------
Total distributions to shareholders ..................................................                    0            (5,099,972)
                                                                                         -----------------------------------------
CAPITAL SHARES TRANSACTIONS
   Proceeds from shares sold - Class A ...............................................          113,928,054           175,855,653
   Reinvestment of distributions - Class A ...........................................                    1               664,814
   Cost of shares redeemed - Class A .................................................         (217,766,735)         (219,080,930)
                                                                                         -----------------------------------------
   Net increase (decrease) in net assets resulting from capital share transaction -
     Class A .........................................................................         (103,838,680)          (42,560,463)
                                                                                         -----------------------------------------
   Proceeds from shares sold - Class B ...............................................            1,797,778             4,072,467
   Reinvestment of distributions - Class B ...........................................                    0                     0
   Cost of shares redeemed - Class B .................................................          (57,494,585)          (89,278,822)
                                                                                         -----------------------------------------
   Net increase (decrease) in net assets resulting from capital share transaction -
     Class B .........................................................................          (55,696,807)          (85,206,355)
                                                                                         -----------------------------------------
   Proceeds from shares sold - Class C ...............................................              363,887               784,321
   Reinvestment of distributions - Class C ...........................................                    0                     0
   Cost of shares redeemed - Class C .................................................           (4,843,109)           (7,645,680)
                                                                                         -----------------------------------------
   Net increase (decrease) in net assets resulting from capital share transaction -
     Class C .........................................................................           (4,479,222)           (6,861,359)
                                                                                         -----------------------------------------
   Proceeds from shares sold - Class Z ...............................................            5,237,358             6,616,392
   Reinvestment of distributions - Class Z ...........................................                  869               335,751
   Cost of shares redeemed - Class Z .................................................          (27,190,529)          (27,435,620)
                                                                                         -----------------------------------------
   Net increase (decrease) in net assets resulting from capital share transaction -
     Class Z .........................................................................          (21,952,302)          (20,483,477)
                                                                                         -----------------------------------------
   Proceeds from shares sold - Administrator Class ...................................          274,914,137         1,589,053,132
   Reinvestment of distributions - Administrator Class ...............................                4,320             3,157,826
   Cost of shares redeemed - Administrator Class .....................................         (823,196,494)       (1,986,994,851)
                                                                                         -----------------------------------------
   Net increase (decrease) in net assets resulting from capital share transaction -
     Administrator Class .............................................................         (548,278,037)         (394,783,893)
                                                                                         -----------------------------------------
   Proceeds from shares sold - Institutional Class ...................................          127,042,151            44,477,516
   Reinvestment of distributions - Institutional Class ...............................                    0               221,464
   Cost of shares redeemed - Institutional Class .....................................          (63,603,167)          (40,868,497)
                                                                                         -----------------------------------------
   Net increase (decrease) in net assets resulting from capital share transaction -
     Institutional Class .............................................................           63,438,984             3,830,483
                                                                                         -----------------------------------------
Net increase (decrease) in net assets resulting from capital share transaction -
   Total .............................................................................         (670,806,064)         (546,065,064)
                                                                                         -----------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS ................................................         (327,600,642)         (514,262,320)
                                                                                         =========================================
ENDING NET ASSETS ....................................................................   $    1,971,356,813   $     2,298,957,455
                                                                                         =========================================

                                                                                                 SMALL COMPANY GROWTH FUND
                                                                                         -----------------------------------------
                                                                                              For the                For the
                                                                                             Year Ended            Year Ended
                                                                                         September 30, 2007    September 30, 2006
----------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   Beginning net assets ..............................................................   $      522,825,075   $       526,138,301

OPERATIONS
   Net investment income (loss) ......................................................           (3,995,797)           (3,223,824)
   Net realized gain (loss) on investments ...........................................           67,505,922            72,581,143
   Net change in unrealized appreciation (depreciation) of investments ...............           20,587,131           (33,975,241)
                                                                                         -----------------------------------------
Net increase (decrease) in net assets resulting from operations ......................           84,097,256            35,382,078
                                                                                         -----------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM
   Net investment income
     Class A .........................................................................                    0                     0
     Class B .........................................................................                    0                     0
     Class C .........................................................................                    0                     0
     Class Z .........................................................................                   NA                    NA
     Administrator Class .............................................................                    0                     0
     Institutional Class .............................................................                   NA                    NA
   Net realized gain on sales of investments
     Class A .........................................................................             (492,194)             (188,199)
     Class B .........................................................................             (138,906)              (43,570)
     Class C .........................................................................              (38,228)               (9,399)
     Class Z .........................................................................                   NA                    NA
     Administrator Class .............................................................          (80,941,828)          (39,157,391)
     Institutional Class .............................................................                   NA                    NA
                                                                                         -----------------------------------------
Total distributions to shareholders ..................................................          (81,611,156)          (39,398,559)
                                                                                         -----------------------------------------
CAPITAL SHARES TRANSACTIONS
   Proceeds from shares sold - Class A ...............................................            1,548,894             5,254,180
   Reinvestment of distributions - Class A ...........................................              482,840               187,482
   Cost of shares redeemed - Class A .................................................           (1,995,831)           (4,312,644)
                                                                                         -----------------------------------------
   Net increase (decrease) in net assets resulting from capital share transaction -
     Class A .........................................................................               35,903             1,129,018
                                                                                         -----------------------------------------
   Proceeds from shares sold - Class B ...............................................               50,386               427,498
   Reinvestment of distributions - Class B ...........................................              128,419                43,432
   Cost of shares redeemed - Class B .................................................             (317,641)             (105,541)
                                                                                         -----------------------------------------
   Net increase (decrease) in net assets resulting from capital share transaction -
     Class B .........................................................................             (138,836)              365,389
                                                                                         -----------------------------------------
   Proceeds from shares sold - Class C ...............................................              121,499               183,418
   Reinvestment of distributions - Class C ...........................................               37,339                 9,334
   Cost of shares redeemed - Class C .................................................              (45,988)              (51,506)
                                                                                         -----------------------------------------
   Net increase (decrease) in net assets resulting from capital share transaction -
     Class C .........................................................................              112,850               141,246
                                                                                         -----------------------------------------
   Proceeds from shares sold - Class Z ...............................................                   NA                    NA
   Reinvestment of distributions - Class Z ...........................................                   NA                    NA
   Cost of shares redeemed - Class Z .................................................                   NA                    NA
                                                                                         -----------------------------------------
   Net increase (decrease) in net assets resulting from capital share transaction -
     Class Z .........................................................................                   NA                    NA
                                                                                         -----------------------------------------
   Proceeds from shares sold - Administrator Class ...................................           64,186,595           144,719,859
   Reinvestment of distributions - Administrator Class ...............................           80,145,834            38,367,975
   Cost of shares redeemed - Administrator Class .....................................         (177,315,596)         (184,020,232)
                                                                                         -----------------------------------------
   Net increase (decrease) in net assets resulting from capital share transaction -
     Administrator Class .............................................................          (32,983,167)             (932,398)
                                                                                         -----------------------------------------
   Proceeds from shares sold - Institutional Class ...................................                   NA                    NA
   Reinvestment of distributions - Institutional Class ...............................                   NA                    NA
   Cost of shares redeemed - Institutional Class .....................................                   NA                    NA
                                                                                         -----------------------------------------
   Net increase (decrease) in net assets resulting from capital share transaction -
     Institutional Class .............................................................                   NA                    NA
                                                                                         -----------------------------------------
Net increase (decrease) in net assets resulting from capital share transaction -
   Total .............................................................................          (32,973,250)              703,255
                                                                                         -----------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS ................................................          (30,487,150)           (3,313,226)
                                                                                         =========================================
ENDING NET ASSETS ....................................................................   $      492,337,925   $       522,825,075
                                                                                         =========================================

                                                                                                 SMALL COMPANY VALUE FUND
                                                                                         -----------------------------------------
                                                                                               For the               For the
                                                                                             Year Ended            Year Ended
                                                                                         September 30, 2007    September 30, 2006
----------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   Beginning net assets ..............................................................   $      372,392,902   $       233,665,412

OPERATIONS
   Net investment income (loss) ......................................................              683,864               516,863
   Net realized gain (loss) on investments ...........................................           41,172,045            22,923,203
   Net change in unrealized appreciation (depreciation) of investments ...............          (19,742,484)           (4,861,544)
                                                                                         -----------------------------------------
Net increase (decrease) in net assets resulting from operations ......................           22,113,425            18,578,522
                                                                                         -----------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM
   Net investment income
     Class A .........................................................................                    0               (41,980)
     Class B .........................................................................                    0                     0
     Class C .........................................................................                    0                     0
     Class Z .........................................................................                   NA                    NA
     Administrator Class .............................................................             (114,943)             (404,456)
     Institutional Class .............................................................                   NA                    NA
   Net realized gain on sales of investments
     Class A .........................................................................           (5,803,424)           (6,595,774)
     Class B .........................................................................             (991,292)           (1,347,107)
     Class C .........................................................................             (341,400)             (438,280)
     Class Z .........................................................................                   NA                    NA
     Administrator Class .............................................................          (19,838,953)          (14,544,288)
     Institutional Class .............................................................                   NA                    NA
                                                                                         -----------------------------------------
Total distributions to shareholders ..................................................          (27,090,012)          (23,371,885)
                                                                                         -----------------------------------------
CAPITAL SHARES TRANSACTIONS
   Proceeds from shares sold - Class A ...............................................           32,409,896            76,148,788
   Reinvestment of distributions - Class A ...........................................            5,610,555             6,419,529
   Cost of shares redeemed - Class A .................................................          (52,615,902)          (71,808,515)
                                                                                         -----------------------------------------
   Net increase (decrease) in net assets resulting from capital share transaction -
     Class A .........................................................................          (14,595,451)           10,759,802
                                                                                         -----------------------------------------
   Proceeds from shares sold - Class B ...............................................              294,097             1,115,626
   Reinvestment of distributions - Class B ...........................................              954,080             1,296,407
   Cost of shares redeemed - Class B .................................................           (4,113,588)           (4,237,981)
                                                                                         -----------------------------------------
   Net increase (decrease) in net assets resulting from capital share transaction -
     Class B .........................................................................           (2,865,411)           (1,825,948)
                                                                                         -----------------------------------------
   Proceeds from shares sold - Class C ...............................................              263,708               924,625
   Reinvestment of distributions - Class C ...........................................              314,131               396,729
   Cost of shares redeemed - Class C .................................................           (1,463,659)           (1,295,461)
                                                                                         -----------------------------------------
   Net increase (decrease) in net assets resulting from capital share transaction -
     Class C .........................................................................             (885,820)               25,893
                                                                                         -----------------------------------------
   Proceeds from shares sold - Class Z ...............................................                   NA                    NA
   Reinvestment of distributions - Class Z ...........................................                   NA                    NA
   Cost of shares redeemed - Class Z .................................................                   NA                    NA
                                                                                         -----------------------------------------
   Net increase (decrease) in net assets resulting from capital share transaction -
     Class Z .........................................................................                   NA                    NA
                                                                                         -----------------------------------------
   Proceeds from shares sold - Administrator Class ...................................          295,092,069           351,986,538
   Reinvestment of distributions - Administrator Class ...............................           19,453,705            14,408,819
   Cost of shares redeemed - Administrator Class .....................................         (255,697,442)         (231,834,251)
                                                                                         -----------------------------------------
   Net increase (decrease) in net assets resulting from capital share transaction -
     Administrator Class .............................................................           58,848,332           134,561,106
                                                                                         -----------------------------------------
   Proceeds from shares sold - Institutional Class ...................................                   NA                    NA
   Reinvestment of distributions - Institutional Class ...............................                   NA                    NA
   Cost of shares redeemed - Institutional Class .....................................                   NA                    NA
                                                                                         -----------------------------------------
   Net increase (decrease) in net assets resulting from capital share transaction -
     Institutional Class .............................................................                   NA                    NA
                                                                                         -----------------------------------------
Net increase (decrease) in net assets resulting from capital share transaction -
   Total .............................................................................           40,501,650           143,520,853
                                                                                         -----------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS ................................................           35,525,063           138,727,490
                                                                                         =========================================
ENDING NET ASSETS ....................................................................   $      407,917,965   $       372,392,902
                                                                                         =========================================

88 Wells Fargo Equity Gateway Funds          Statements of Changes in Net Assets


                                                                                                 LARGE CAP APPRECIATION FUND
                                                                                         -----------------------------------------
                                                                                               For the               For the
                                                                                             Year Ended            Year Ended
                                                                                         September 30, 2007    September 30, 2006
----------------------------------------------------------------------------------------------------------------------------------
SHARES ISSUED AND REDEEMED
   Shares sold - Class A .............................................................            1,404,038             2,163,161
   Shares issued in reinvestment of distributions - Class A ..........................              238,752               154,838
   Shares redeemed - Class A .........................................................           (2,173,307)           (1,877,352)
                                                                                         -----------------------------------------
   Net increase (decrease) in shares outstanding - Class A ...........................             (530,517)              440,647
                                                                                         -----------------------------------------
   Shares sold - Class B .............................................................               26,640               155,333
   Shares issued in reinvestment of distributions - Class B ..........................               24,959                15,746
   Shares redeemed - Class B .........................................................              (96,959)              (65,880)
                                                                                         -----------------------------------------
   Net increase (decrease) in shares outstanding - Class B ...........................              (45,360)              105,199
                                                                                         -----------------------------------------
   Shares sold - Class C .............................................................               10,224                35,682
   Shares issued in reinvestment of distributions - Class C ..........................                5,870                 3,996
   Shares redeemed - Class C .........................................................              (31,729)              (27,782)
                                                                                         -----------------------------------------
   Net increase (decrease) in shares outstanding - Class C ...........................              (15,635)               11,896
                                                                                         -----------------------------------------
   Shares sold - Class Z .............................................................                   NA                    NA
   Shares issued in reinvestment of distributions - Class Z ..........................                   NA                    NA
   Shares redeemed - Class Z .........................................................                   NA                    NA
                                                                                         -----------------------------------------
   Net increase (decrease) in shares outstanding - Class Z ...........................                   NA                    NA
                                                                                         -----------------------------------------
   Shares sold - Administrator Class .................................................            1,223,753             3,307,821
   Shares issued in reinvestment of distributions - Administrator Class ..............              289,624                87,780
   Shares redeemed - Administrator Class .............................................           (1,872,493)             (507,313)
                                                                                         -----------------------------------------
   Net increase (decrease) in shares outstanding - Administrator Class ...............             (359,116)            2,888,288
                                                                                         -----------------------------------------
   Shares sold - Institutional Class .................................................            2,159,330                   894
   Shares issued in reinvestment of distributions - Institutional Class ..............                   71                     0
   Shares redeemed - Institutional Class .............................................           (1,442,439)                    0
                                                                                         -----------------------------------------
   Net increase (decrease) in shares outstanding - Institutional Class ...............              716,962                   894
                                                                                         -----------------------------------------
Net increase (decrease) in shares outstanding resulting from capital share
   transactions ......................................................................             (233,666)            3,446,924
                                                                                         -----------------------------------------
ENDING BALANCE OF UNDISTRIBUTED NET INVESTMENT INCOME (LOSS) .........................   $           13,559   $            78,312
                                                                                         =========================================

--------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets          Wells Fargo Equity Gateway Funds 89


                                                                                                 LARGE COMPANY GROWTH FUND
                                                                                         -----------------------------------------
                                                                                               For the              For the
                                                                                             Year Ended            Year Ended
                                                                                         September 30, 2007    September 30, 2006
----------------------------------------------------------------------------------------------------------------------------------
SHARES ISSUED AND REDEEMED
   Shares sold - Class A .............................................................            2,100,175             3,472,440
   Shares issued in reinvestment of distributions - Class A ..........................                    0                12,644
   Shares redeemed - Class A .........................................................           (4,011,168)           (4,353,752)
                                                                                         -----------------------------------------
   Net increase (decrease) in shares outstanding - Class A ...........................           (1,910,993)             (868,668)
                                                                                         -----------------------------------------
   Shares sold - Class B .............................................................               37,648                89,457
   Shares issued in reinvestment of distributions - Class B ..........................                    0                     0
   Shares redeemed - Class B .........................................................           (1,190,756)           (1,964,453)
                                                                                         -----------------------------------------
   Net increase (decrease) in shares outstanding - Class B ...........................           (1,153,108)           (1,874,996)
                                                                                         -----------------------------------------
   Shares sold - Class C .............................................................                7,460                17,203
   Shares issued in reinvestment of distributions - Class C ..........................                    0                     0
   Shares redeemed - Class C .........................................................               99,632              (168,735)
                                                                                         -----------------------------------------
   Net increase (decrease) in shares outstanding - Class C ...........................              107,092              (151,532)
                                                                                         -----------------------------------------
   Shares sold - Class Z .............................................................              102,159               137,622
   Shares issued in reinvestment of distributions - Class Z ..........................                   18                 6,737
   Shares redeemed - Class Z .........................................................             (529,292)             (574,778)
                                                                                         -----------------------------------------
   Net increase (decrease) in shares outstanding - Class Z ...........................             (427,115)             (430,419)
                                                                                         -----------------------------------------
   Shares sold - Administrator Class .................................................            5,297,812            32,188,304
   Shares issued in reinvestment of distributions - Administrator Class ..............                   80                63,157
   Shares redeemed - Administrator Class .............................................          (15,866,181)          (40,350,840)
                                                                                         -----------------------------------------
   Net increase (decrease) in shares outstanding - Administrator Class ...............          (10,568,289)           (8,099,379)
                                                                                         -----------------------------------------
   Shares sold - Institutional Class .................................................            2,382,624               915,489
   Shares issued in reinvestment of distributions - Institutional Class ..............                    0                 4,428
   Shares redeemed - Institutional Class .............................................           (1,217,267)             (842,849)
                                                                                         -----------------------------------------
   Net increase (decrease) in shares outstanding - Institutional Class ...............            1,165,357                77,068
                                                                                         -----------------------------------------
Net increase (decrease) in shares outstanding resulting from capital share
   transactions ......................................................................          (12,787,056)          (11,347,926)
                                                                                         -----------------------------------------
ENDING BALANCE OF UNDISTRIBUTED NET INVESTMENT INCOME (LOSS) .........................   $        2,771,375   $        (3,027,598)
                                                                                         =========================================

                                                                                                 SMALL COMPANY GROWTH FUND
                                                                                         -----------------------------------------
                                                                                               For the               For the
                                                                                             Year Ended            Year Ended
                                                                                         September 30, 2007    September 30, 2006
----------------------------------------------------------------------------------------------------------------------------------
SHARES ISSUED AND REDEEMED
   Shares sold - Class A .............................................................               53,304               162,352
   Shares issued in reinvestment of distributions - Class A ..........................               17,425                 6,330
   Shares redeemed - Class A .........................................................              (67,637)             (138,576)
                                                                                         -----------------------------------------
   Net increase (decrease) in shares outstanding - Class A ...........................                3,092                30,106
                                                                                         -----------------------------------------
   Shares sold - Class B .............................................................                1,679                13,788
   Shares issued in reinvestment of distributions - Class B ..........................                4,760                 1,487
   Shares redeemed - Class B .........................................................              (10,882)               (3,366)
                                                                                         -----------------------------------------
   Net increase (decrease) in shares outstanding - Class B ...........................               (4,443)               11,909
                                                                                         -----------------------------------------
   Shares sold - Class C .............................................................                4,143                 5,931
   Shares issued in reinvestment of distributions - Class C ..........................                1,372                   318
   Shares redeemed - Class C .........................................................               (1,599)               (1,675)
                                                                                         -----------------------------------------
   Net increase (decrease) in shares outstanding - Class C ...........................                3,916                 4,574
                                                                                         -----------------------------------------
   Shares sold - Class Z .............................................................                   NA                    NA
   Shares issued in reinvestment of distributions - Class Z ..........................                   NA                    NA
   Shares redeemed - Class Z .........................................................                   NA                    NA
                                                                                         -----------------------------------------
   Net increase (decrease) in shares outstanding - Class Z ...........................                   NA                    NA
                                                                                         -----------------------------------------
   Shares sold - Administrator Class .................................................            2,191,039             4,607,111
   Shares issued in reinvestment of distributions - Administrator Class ..............            2,866,446             1,288,381
   Shares redeemed - Administrator Class .............................................           (5,954,776)           (5,891,039)
                                                                                         -----------------------------------------
   Net increase (decrease) in shares outstanding - Administrator Class ...............             (897,291)                4,453
                                                                                         -----------------------------------------
   Shares sold - Institutional Class .................................................                   NA                    NA
   Shares issued in reinvestment of distributions - Institutional Class ..............                   NA                    NA
   Shares redeemed - Institutional Class .............................................                   NA                    NA
                                                                                         -----------------------------------------
   Net increase (decrease) in shares outstanding - Institutional Class ...............                   NA                    NA
                                                                                         -----------------------------------------
Net increase (decrease) in shares outstanding resulting from capital share
   transactions ......................................................................             (894,726)               51,042
                                                                                         -----------------------------------------
ENDING BALANCE OF UNDISTRIBUTED NET INVESTMENT INCOME (LOSS) .........................   $         (840,166)  $          (806,709)
                                                                                         =========================================

                                                                                                 SMALL COMPANY VALUE FUND
                                                                                         -----------------------------------------
                                                                                               For the               For the
                                                                                             Year Ended            Year Ended
                                                                                         September 30, 2007    September 30, 2006
----------------------------------------------------------------------------------------------------------------------------------
SHARES ISSUED AND REDEEMED
   Shares sold - Class A .............................................................            2,019,109             4,881,987
   Shares issued in reinvestment of distributions - Class A ..........................              356,226               425,172
   Shares redeemed - Class A .........................................................           (3,288,816)           (4,625,631)
                                                                                         -----------------------------------------
   Net increase (decrease) in shares outstanding - Class A ...........................             (913,481)              681,528
                                                                                         -----------------------------------------
   Shares sold - Class B .............................................................               19,298                74,511
   Shares issued in reinvestment of distributions - Class B ..........................               63,352                88,856
   Shares redeemed - Class B .........................................................             (270,106)             (283,006)
                                                                                         -----------------------------------------
   Net increase (decrease) in shares outstanding - Class B ...........................             (187,456)             (119,639)
                                                                                         -----------------------------------------
   Shares sold - Class C .............................................................               17,500                61,611
   Shares issued in reinvestment of distributions - Class C ..........................               20,859                27,211
   Shares redeemed - Class C .........................................................              (96,468)              (86,630)
                                                                                         -----------------------------------------
   Net increase (decrease) in shares outstanding - Class C ...........................              (58,109)                2,192
                                                                                         -----------------------------------------
   Shares sold - Class Z .............................................................                   NA                    NA
   Shares issued in reinvestment of distributions - Class Z ..........................                   NA                    NA
   Shares redeemed - Class Z .........................................................                   NA                    NA
                                                                                         -----------------------------------------
   Net increase (decrease) in shares outstanding - Class Z ...........................                   NA                    NA
                                                                                         -----------------------------------------
   Shares sold - Administrator Class .................................................           18,260,519            22,497,141
   Shares issued in reinvestment of distributions - Administrator Class ..............            1,222,806               945,869
   Shares redeemed - Administrator Class .............................................          (15,795,039)          (14,785,998)
                                                                                         -----------------------------------------
   Net increase (decrease) in shares outstanding - Administrator Class ...............            3,688,286             8,657,012
                                                                                         -----------------------------------------
   Shares sold - Institutional Class .................................................                   NA                    NA
   Shares issued in reinvestment of distributions - Institutional Class ..............                   NA                    NA
   Shares redeemed - Institutional Class .............................................                   NA                    NA
                                                                                         -----------------------------------------
   Net increase (decrease) in shares outstanding - Institutional Class ...............                   NA                    NA
                                                                                         -----------------------------------------
Net increase (decrease) in shares outstanding resulting from capital share
   transactions ......................................................................            2,529,240             9,221,093
                                                                                         -----------------------------------------
ENDING BALANCE OF UNDISTRIBUTED NET INVESTMENT INCOME (LOSS) .........................   $        1,450,176   $           968,264
                                                                                         =========================================

90 Wells Fargo Equity Gateway Funds          Statements of Changes in Net Assets


                                                                                                              STRATEGIC SMALL CAP
                                                                                                                   VALUE FUND
                                                                                                              -------------------
                                                                                                                    For the
                                                                                                                  Period Ended
                                                                                                               September 30, 2007
---------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   Beginning net assets ...............................................................................       $                 0

OPERATIONS
   Net investment income (loss) .......................................................................                      (354)
   Net realized gain (loss) on investments ............................................................                    (2,517)
   Net change in unrealized appreciation (depreciation) of investments ................................                      (536)
                                                                                                              -------------------
Net increase (decrease) in net assets resulting from operations .......................................                    (3,407)
                                                                                                              -------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM
   Net investment income
     Class A ..........................................................................................                         0
     Class C ..........................................................................................                         0
     Administrator Class ..............................................................................                         0
   Net realizd gain on sales of investments
     Class A ..........................................................................................                         0
     Class C ..........................................................................................                         0
     Administrator Class ..............................................................................                         0
                                                                                                              -------------------
total distribution to shareholders ....................................................................                         0
                                                                                                              -------------------
CAPITAL SHARES TRANSACTIONS
   Proceeds from shares sold - Class A ................................................................                   212,672
   Reinvestment of distributions - Class A ............................................................                         0
   Cost of shares redeemed - Class A ..................................................................                    (9,079)
                                                                                                              -------------------
   Net increase (decrease) in net assets resulting from capital share transaction - Class A ...........                   203,593
                                                                                                              -------------------
   Proceeds from shares sold - Class C ................................................................                   179,680
   Reinvestment of distributions - Class C ............................................................                         0
   Cost of shares redeemed - Class C                                                                                      (50,524)
                                                                                                              -------------------
   Net increase (decrease) in net assets resulting from capital share transaction - Class C ...........                   129,156
                                                                                                              -------------------
   Proceeds from shares sold - Administrator Class ....................................................                    14,292
   Reinvestment of distributions - Administrator Class ................................................                         0
   Cost of shares redeemed - Administrator Class ......................................................                         0
                                                                                                              --------------------
   Net increase (decrease) in net assets resulting from capital share
     transaction - Administrator Class ................................................................                    14,292
                                                                                                              -------------------
Net increase (decrease) in net assets resulting from capital share transaction - Total                                    347,041
                                                                                                              -------------------
NET INCREASE (DECREASE) IN NET ASSETS .................................................................                   343,634
                                                                                                              ===================
ENDING NET ASSETS .....................................................................................       $           343,634
                                                                                                              ===================
SHARES ISSUED AND REDEEMED
   Shares sold - Class A ..............................................................................                    20,473
   Shares issued in reinvestment of distributions -  Class A...........................................                         0
   Shares redeemed - Class A ..........................................................................                      (844)
                                                                                                              -------------------
   Net increase (decrease) in shares outstanding - Class A.............................................                    19,629
                                                                                                              -------------------
   Shares sold - Class C ..............................................................................                    17,122
   Shares issued in reinvestment of distributions - Class C............................................                         0
   Shares redeemed - Class C ..........................................................................                    (4,848)
                                                                                                              -------------------
   Net increase (decrease) in shares outstanding - Class C.............................................                    12,274
                                                                                                              -------------------
   Shares sold - Administrator Class ..................................................................                     1,417
   Shares issued in reinvestment of distributions - Administrator Class ...............................                         0
   Shares redeemed - Administrator Class ..............................................................                         0
                                                                                                              -------------------
   Net increase (decrease) in shares outstanding - Administrator Class ................................                     1,417
                                                                                                              -------------------
Net increase (decrease) in shares outstanding resulting from capital share transactions ...............                    33,320
                                                                                                              -------------------
ENDING BALANCE OF UNDISTRIBUTED NET INVESTMENT INCOME (LOSS) ..........................................       $              (338)
                                                                                                              ===================

--------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

                                          THIS PAGE IS INTENTIONALLY LEFT BLANK.

92 Wells Fargo Equity Gateway Funds                         Financial Highlights


                                                  Beginning                    Net Realized    Distributions
                                                  Net Asset        Net        and Unrealized      from Net     Distributions
                                                  Value Per    Investment       Gain (Loss)      Investment       from Net
                                                    Share     Income (Loss)   on Investments       Income      Realized Gains
-----------------------------------------------------------------------------------------------------------------------------
C&B LARGE CAP VALUE FUND
-----------------------------------------------------------------------------------------------------------------------------
Class A
October 1, 2006 to September 30, 2007 .........    $ 9.67         0.09 7           0.98            (0.11)          (0.44)
October 1, 2005 to September 30, 2006 .........    $ 8.62         0.11             1.16            (0.04)          (0.18)
November 1, 2004 8 to September 30, 2005 ......    $ 8.27         0.05 7           0.40            (0.03)          (0.07)
July 26, 2004 9 to October 31, 2004 ...........    $ 8.01         0.00             0.26             0.00            0.00

Class B
October 1, 2006 to September 30, 2007 .........    $ 9.58         0.02 7           0.96            (0.04)          (0.44)
October 1, 2005 to September 30, 2006 .........    $ 8.56         0.05             1.15             0.00           (0.18)
November 1, 2004 8 to September 30, 2005 ......    $ 8.26        (0.01) 7          0.40            (0.02)          (0.07)
July 26, 2004 9 to October 31, 2004 ...........    $ 8.01        (0.01)            0.26             0.00            0.00

Class C
October 1, 2006 to September 30, 2007 .........    $ 9.58         0.02 7           0.96            (0.04)          (0.44)
October 1, 2005 to September 30, 2006 .........    $ 8.56         0.05             1.15             0.00           (0.18)
November 1, 2004 8 to September 30, 2005 ......    $ 8.26        (0.01) 7          0.40            (0.02)          (0.07)
July 26, 2004 9 to October 31, 2004 ...........    $ 8.01        (0.01)            0.26             0.00            0.00

Class D
October 1, 2006 to September 30, 2007 .........    $ 9.67         0.10 7           0.97            (0.11)          (0.44)
October 1, 2005 to September 30, 2006 .........    $ 8.62         0.11             1.16            (0.04)          (0.18)
November 1, 2004 8 to September 30, 2005 ......    $ 8.27         0.05 7           0.40            (0.03)          (0.07)
November 1, 2003 to October 31, 2004 ..........    $ 7.42         0.03             0.85            (0.03)           0.00
November 1, 2002 to October 31, 2003 ..........    $ 6.49         0.05             1.61            (0.05)          (0.68)
November 1, 2001 to October 31, 2002 ..........    $ 7.13         0.05            (0.38)           (0.05)          (0.26)

Administrator Class
October 1, 2006 to September 30, 2007 .........    $ 9.69         0.12 7           0.98            (0.13)          (0.44)
October 1, 2005 to September 30, 2006 .........    $ 8.64         0.13             1.16            (0.06)          (0.18)
November 1, 2004 8 to September 30, 2005 ......    $ 8.27         0.07 7           0.41            (0.04)          (0.07)
July 26, 2004 9 to October 31, 2004 ...........    $ 8.01         0.01             0.25             0.00            0.00

Institutional Class
October 1, 2006 to September 30, 2007 .........    $ 9.74         0.15 7           0.97            (0.15)          (0.44)
October 1, 2005 to September 30, 2006 .........    $ 8.67         0.16             1.17            (0.08)          (0.18)
November 1, 2004 8 to September 30, 2005 ......    $ 8.28         0.09 7           0.41            (0.04)          (0.07)
July 26, 2004 9 to October 31, 2004 ...........    $ 8.01         0.02             0.25             0.00            0.00

DIVERSIFIED EQUITY FUND
-----------------------------------------------------------------------------------------------------------------------------
Class A
October 1, 2006 to September 30, 2007 .........    $40.36        0.23 7           6.33            (0.21)          (3.79)
October 1, 2005 to September 30, 2006 .........    $41.90        0.22 7           3.31            (0.12)          (4.96)
October 1, 2004 to September 30, 2005 .........    $39.91        0.28 7           5.22            (0.32)          (3.19)
October 1, 2003 to September 30, 2004 .........    $35.61        0.15             4.41            (0.26)           0.00
October 1, 2002 to September 30, 2003 .........    $29.00        0.13             6.59            (0.11)           0.00

--------------------------------------------------------------------------------
1 During each period, various fees and expenses were waived and reimbursed as indicated. The ratio of Gross Expenses to Average Net Assets reflects the expense ratio in the absence of any waivers and reimbursements
      (Note 3).

2 Total return calculations would have been lower had certain expenses not been waived or reimbursed during the periods shown. Returns for periods of less than one year are not annualized.

3 Calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

4 Includes net expenses allocated from Portfolio(s) in which the Fund invests.

5 Portfolio turnover rate represents the activity from the Fund's investment in a single Portfolio.

6 Portfolio turnover rate is calculated by aggregating the results of multiplying the Fund's investment percentage in the respective Portfolio by the corresponding Portfolio's portfolio turnover rate.

7     Calculated based upon average shares outstanding.

8     The Fund changed its year end from October 31 to September 30.

9     Commencement of operations.

10    Effective July 9, 2007, Class A, B, and C voluntarily waived additional
      0.02%.

      The accompanying notes are an integral part of these financial statements.

Financial Highlights                         Wells Fargo Equity Gateway Funds 93


                                                             Ending          Ratio to Average Net Assets (Annualized) 1
                                                            Net Asset   ---------------------------------------------------
                                                 Return     Value Per   Net Investment     Gross      Expenses       Net
                                               of Capital     Share      Income (Loss)   Expenses 4    Waived    Expenses 4
---------------------------------------------------------------------------------------------------------------------------
C&B LARGE CAP VALUE FUND
---------------------------------------------------------------------------------------------------------------------------
Class A
October 1, 2006 to September 30, 2007 ......      0.00        $10.19         0.94%          1.30%      (0.10)%      1.20%
October 1, 2005 to September 30, 2006 ......      0.00        $ 9.67         1.25%          1.30%      (0.10)%      1.20%
November 1, 2004 8 to September 30, 2005 ...      0.00        $ 8.62         0.63%          1.35%      (0.15)%      1.20%
July 26, 2004 9 to October 31, 2004 ........      0.00        $ 8.27         0.18%          1.60%      (0.40)%      1.20%

Class B
October 1, 2006 to September 30, 2007 ......      0.00        $10.08         0.18%          2.05%      (0.10)%      1.95%
October 1, 2005 to September 30, 2006 ......      0.00        $ 9.58         0.48%          2.05%      (0.10)%      1.95%
November 1, 2004 8 to September 30, 2005 ...      0.00        $ 8.56        (0.11)%         2.10%      (0.15)%      1.95%
July 26, 2004 9 to October 31, 2004 ........      0.00        $ 8.26        (0.60)%         2.35%      (0.40)%      1.95%

Class C
October 1, 2006 to September 30, 2007 ......      0.00        $10.08         0.19%          2.05%      (0.10)%      1.95%
October 1, 2005 to September 30, 2006 ......      0.00        $ 9.58         0.49%          2.05%      (0.10)%      1.95%
November 1, 2004 8 to September 30, 2005 ...      0.00        $ 8.56        (0.12)%         2.10%      (0.15)%      1.95%
July 26, 2004 9 to October 31, 2004 ........      0.00        $ 8.26        (0.58)%         2.35%      (0.40)%      1.95%

Class D
October 1, 2006 to September 30, 2007 ......      0.00        $10.19         0.95%          1.30%      (0.10)%      1.20%
October 1, 2005 to September 30, 2006 ......      0.00        $ 9.67         1.22%          1.30%      (0.10)%      1.20%
November 1, 2004 8 to September 30, 2005 ...      0.00        $ 8.62         0.67%          1.35%      (0.15)%      1.20%
November 1, 2003 to October 31, 2004 .......      0.00        $ 8.27         0.40%          1.30%      (0.14)%      1.16%
November 1, 2002 to October 31, 2003 .......      0.00        $ 7.42         0.76%          1.20%      (0.04)%      1.16%
November 1, 2001 to October 31, 2002 .......      0.00        $ 6.49         0.59%          1.60%      (0.46)%      1.14%

Administrator Class
October 1, 2006 to September 30, 2007 ......      0.00        $10.22         1.23%          1.12%      (0.17)%      0.95%
October 1, 2005 to September 30, 2006 ......      0.00        $ 9.69         1.48%          1.12%      (0.17)%      0.95%
November 1, 2004 8 to September 30, 2005 ...      0.00        $ 8.64         0.83%          1.13%      (0.18)%      0.95%
July 26, 2004 9 to October 31, 2004 ........      0.00        $ 8.27         0.47%          1.39%      (0.44)%      0.95%

Institutional Class
October 1, 2006 to September 30, 2007 ......      0.00        $10.27         1.45%          0.85%      (0.15)%      0.70%
October 1, 2005 to September 30, 2006 ......      0.00        $ 9.74         1.74%          0.85%      (0.15)%      0.70%
November 1, 2004 8 to September 30, 2005 ...      0.00        $ 8.67         1.14%          0.90%      (0.20)%      0.70%
July 26, 2004 9 to October 31, 2004 ........      0.00        $ 8.28         0.91%          1.22%      (0.52)%      0.70%

DIVERSIFIED EQUITY FUND
---------------------------------------------------------------------------------------------------------------------------
Class A
October 1, 2006 to September 30, 2007 ......      0.00        $42.92         0.57%          1.43%      (0.18)%      1.25%
October 1, 2005 to September 30, 2006 ......      0.00        $40.36         0.57%          1.42%      (0.17)%      1.25%
October 1, 2004 to September 30, 2005 ......      0.00        $41.90         0.69%          1.41%      (0.16)%      1.25%
October 1, 2003 to September 30, 2004 ......      0.00        $39.91         0.37%          1.37%      (0.12)%      1.25%
October 1, 2002 to September 30, 2003 ......      0.00        $35.61         0.42%          1.54%      (0.29)%      1.25%

                                                          Portfolio    Net Assets at
                                                 Total     Turnover    End of Period
                                               Return 2     Rate 3    (000's omitted)
-------------------------------------------------------------------------------------
C&B LARGE CAP VALUE FUND
-------------------------------------------------------------------------------------
Class A
October 1, 2006 to September 30, 2007 ......    11.20%      24% 5        $  72,865
October 1, 2005 to September 30, 2006 ......    15.02%      29% 5        $  57,288
November 1, 2004 8 to September 30, 2005 ...     5.45%      25% 5        $  51,719
July 26, 2004 9 to October 31, 2004 ........     3.25%      30%          $  11,408

Class B
October 1, 2006 to September 30, 2007 ......    10.33%      24% 5        $  25,029
October 1, 2005 to September 30, 2006 ......    14.20%      29% 5        $  26,082
November 1, 2004 8 to September 30, 2005 ...     4.70%      25% 5        $  24,296
July 26, 2004 9 to October 31, 2004 ........     3.12%      30%          $   5,790

Class C
October 1, 2006 to September 30, 2007 ......    10.34%      24% 5        $  16,926
October 1, 2005 to September 30, 2006 ......    14.20%      29% 5        $  15,120
November 1, 2004 8 to September 30, 2005 ...     4.71%      25% 5        $  13,075
July 26, 2004 9 to October 31, 2004 ........     3.12%      30%          $   2,732

Class D
October 1, 2006 to September 30, 2007 ......    11.20%      24% 5        $ 222,142
October 1, 2005 to September 30, 2006 ......    15.01%      29% 5        $ 163,397
November 1, 2004 8 to September 30, 2005 ...     5.44%      25% 5        $ 163,464
November 1, 2003 to October 31, 2004 .......    11.88%      30%          $  50,790
November 1, 2002 to October 31, 2003 .......    28.34%      26%          $  20,419
November 1, 2001 to October 31, 2002 .......    (5.14)%     39%          $  14,383

Administrator Class
October 1, 2006 to September 30, 2007 ......    11.52%      24% 5        $ 590,511
October 1, 2005 to September 30, 2006 ......    15.24%      29% 5        $ 241,435
November 1, 2004 8 to September 30, 2005 ...     5.74%      25% 5        $ 201,181
July 26, 2004 9 to October 31, 2004 ........     3.37%      30%          $   9,627

Institutional Class
October 1, 2006 to September 30, 2007 ......    11.69%      24% 5        $  57,189
October 1, 2005 to September 30, 2006 ......    15.63%      29% 5        $  70,113
November 1, 2004 8 to September 30, 2005 ...     6.05%      25% 5        $  63,303
July 26, 2004 9 to October 31, 2004 ........     3.37%      30%          $  15,030

DIVERSIFIED EQUITY FUND
-------------------------------------------------------------------------------------
Class A
October 1, 2006 to September 30, 2007 ......    17.16%      36% 6        $ 131,810
October 1, 2005 to September 30, 2006 ......     9.02%      35% 6        $ 119,122
October 1, 2004 to September 30, 2005 ......    14.27%      42% 6        $ 118,140
October 1, 2003 to September 30, 2004 ......    12.82%      32% 6        $ 101,649
October 1, 2002 to September 30, 2003 ......    23.21%      32% 6        $  76,292

94 Wells Fargo Equity Gateway Funds                         Financial Highlights


                                               Beginning                    Net Realized    Distributions
                                               Net Asset        Net        and Unrealized      from Net     Distributions
                                               Value Per    Investment       Gain (Loss)      Investment       from Net
                                                 Share     Income (Loss)   on Investments       Income      Realized Gains
--------------------------------------------------------------------------------------------------------------------------
DIVERSIFIED EQUITY FUND (continued)
--------------------------------------------------------------------------------------------------------------------------
Class B
October 1, 2006 to September 30, 2007 ......     $38.53       (0.08) 7          6.02             0.00           (3.79)
October 1, 2005 to September 30, 2006 ......     $40.38       (0.07) 7          3.18             0.00           (4.96)
October 1, 2004 to September 30, 2005 ......     $38.55       (0.01) 7          5.03             0.00           (3.19)
October 1, 2003 to September 30, 2004 ......     $34.43       (0.40)            4.52             0.00            0.00
October 1, 2002 to September 30, 2003 ......     $28.15       (0.19)            6.47             0.00            0.00

Class C
October 1, 2006 to September 30, 2007 ......     $39.13       (0.07) 7          6.11             0.00           (3.79)
October 1, 2005 to September 30, 2006 ......     $40.94       (0.07) 7          3.22             0.00           (4.96)
October 1, 2004 to September 30, 2005 ......     $39.04       (0.02) 7          5.11             0.00           (3.19)
October 1, 2003 to September 30, 2004 ......     $34.90       (0.37)            4.54            (0.03)           0.00
October 1, 2002 to September 30, 2003 ......     $28.56       (0.05)            6.39             0.00            0.00

Administrator Class
October 1, 2006 to September 30, 2007 ......     $40.46        0.33 7           6.33            (0.30)          (3.79)
October 1, 2005 to September 30, 2006 ......     $41.98        0.32 7           3.33            (0.21)          (4.96)
October 1, 2004 to September 30, 2005 ......     $39.96        0.39 7           5.22            (0.40)          (3.19)
October 1, 2003 to September 30, 2004 ......     $35.64        0.26             4.39            (0.33)           0.00
October 1, 2002 to September 30, 2003 ......     $29.04        0.24             6.57            (0.21)           0.00

DIVERSIFIED SMALL CAP FUND
--------------------------------------------------------------------------------------------------------------------------
Administrator Class
October 1, 2006 to September 30, 2007 ......     $14.66       (0.03)            1.96             0.00           (1.70)
October 1, 2005 to September 30, 2006 ......     $14.97       (0.02)            1.01             0.00           (1.30)
October 1, 2004 to September 30, 2005 ......     $13.41       (0.02)            2.63             0.00           (1.05)
October 1, 2003 to September 30, 2004 ......     $11.32       (0.04)            2.21             0.00           (0.08)
October 1, 2002 to September 30, 2003 ......     $ 8.70       (0.01)            2.71             0.00           (0.08)

EMERGING GROWTH FUND
--------------------------------------------------------------------------------------------------------------------------
Administrator Class
January 31, 2007 9 to September 30, 2007 ...     $10.00       (0.06)            2.46             0.00            0.00

Investor Class
January 31, 2007 9 to September 30, 2007 ...     $10.00       (0.05)            2.43             0.00            0.00

EQUITY INCOME FUND
--------------------------------------------------------------------------------------------------------------------------
Class A
October 1, 2006 to September 30, 2007 ......     $32.01        0.43 7           4.15            (0.51)          (4.28)
October 1, 2005 to September 30, 2006 ......     $36.21        0.44             2.85            (0.46)          (7.03)
October 1, 2004 to September 30, 2005 ......     $34.49        0.52             3.74            (0.52)          (2.02)
October 1, 2003 to September 30, 2004 ......     $31.32        0.45             4.59            (0.47)          (1.40)
October 1, 2002 to September 30, 2003 ......     $28.74        0.46             5.04            (0.46)          (2.46)

Class B
October 1, 2006 to September 30, 2007 ......     $32.03        0.20 7           4.14            (0.32)          (4.28)
October 1, 2005 to September 30, 2006 ......     $36.23        0.22             2.82            (0.21)          (7.03)
October 1, 2004 to September 30, 2005 ......     $34.49        0.25             3.74            (0.23)          (2.02)
October 1, 2003 to September 30, 2004 ......     $31.31        0.21             4.57            (0.20)          (1.40)
October 1, 2002 to September 30, 2003 ......     $28.72        0.25             5.02            (0.22)          (2.46)

Class C
October 1, 2006 to September 30, 2007 ......     $33.43        0.21 7           4.33            (0.32)          (4.28)
October 1, 2005 to September 30, 2006 ......     $37.49        0.23             2.94            (0.20)          (7.03)
October 1, 2004 to September 30, 2005 ......     $35.61        0.27             3.86            (0.23)          (2.02)
October 1, 2003 to September 30, 2004 ......     $32.26        0.22             4.70            (0.17)          (1.40)
October 1, 2002 to September 30, 2003 ......     $29.52        0.25             5.19            (0.24)          (2.46)

Administrator Class
October 1, 2006 to September 30, 2007 ......     $31.96        0.51 7           4.14            (0.56)          (4.28)
October 1, 2005 to September 30, 2006 ......     $36.17        0.53             2.82            (0.53)          (7.03)
October 1, 2004 to September 30, 2005 ......     $34.45        0.62             3.73            (0.61)          (2.02)
October 1, 2003 to September 30, 2004 ......     $31.28        0.54             4.59            (0.56)          (1.40)
October 1, 2002 to September 30, 2003 ......     $28.72        0.55             5.02            (0.55)          (2.46)

--------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

Financial Highlights                         Wells Fargo Equity Gateway Funds 95


                                                              Ending         Ratio to Average Net Assets (Annualized) 1
                                                            Net Asset   ---------------------------------------------------
                                                 Return     Value Per   Net Investment     Gross      Expenses      Net
                                               of Capital     Share      Income (Loss)   Expenses 4    Waived    Expenses 4
---------------------------------------------------------------------------------------------------------------------------
DIVERSIFIED EQUITY FUND (continued)
---------------------------------------------------------------------------------------------------------------------------
Class B
October 1, 2006 to September 30, 2007 ......      0.00        $40.68        (0.19)%         2.18%      (0.18)%      2.00%
October 1, 2005 to September 30, 2006 ......      0.00        $38.53        (0.19)%         2.17%      (0.17)%      2.00%
October 1, 2004 to September 30, 2005 ......      0.00        $40.38        (0.03)%         2.16%      (0.16)%      2.00%
October 1, 2003 to September 30, 2004 ......      0.00        $38.55        (0.40)%         2.12%      (0.12)%      2.00%
October 1, 2002 to September 30, 2003 ......      0.00        $34.43        (0.33)%         2.31%      (0.31)%      2.00%

Class C
October 1, 2006 to September 30, 2007 ......      0.00        $41.38        (0.18)%         2.18%      (0.18)%      2.00%
October 1, 2005 to September 30, 2006 ......      0.00        $39.13        (0.19)%         2.17%      (0.17)%      2.00%
October 1, 2004 to September 30, 2005 ......      0.00        $40.94        (0.04)%         2.16%      (0.16)%      2.00%
October 1, 2003 to September 30, 2004 ......      0.00        $39.04        (0.38)%         2.12%      (0.12)%      2.00%
October 1, 2002 to September 30, 2003 ......      0.00        $34.90        (0.33)%         2.28%      (0.28)%      2.00%

Administrator Class
October 1, 2006 to September 30, 2007 ......      0.00        $43.03         0.81%          1.25%      (0.25)%      1.00%
October 1, 2005 to September 30, 2006 ......      0.00        $40.46         0.82%          1.24%      (0.24)%      1.00%
October 1, 2004 to September 30, 2005 ......      0.00        $41.98         0.96%          1.15%      (0.15)%      1.00%
October 1, 2003 to September 30, 2004 ......      0.00        $39.96         0.61%          1.04%      (0.04)%      1.00%
October 1, 2002 to September 30, 2003 ......      0.00        $35.64         0.67%          1.17%      (0.17)%      1.00%

DIVERSIFIED SMALL CAP FUND
---------------------------------------------------------------------------------------------------------------------------
Administrator Class
October 1, 2006 to September 30, 2007 ......      0.00        $14.89        (0.21)%         1.36%      (0.16)%      1.20%
October 1, 2005 to September 30, 2006 ......      0.00        $14.66        (0.14)%         1.31%      (0.11)%      1.20%
October 1, 2004 to September 30, 2005 ......      0.00        $14.97        (0.17)%         1.26%      (0.07)%      1.19%
October 1, 2003 to September 30, 2004 ......      0.00        $13.41        (0.33)%         1.21%      (0.01)%      1.20%
October 1, 2002 to September 30, 2003 ......      0.00        $11.32        (0.13)%         1.27%      (0.10)%      1.17%

EMERGING GROWTH FUND
---------------------------------------------------------------------------------------------------------------------------
Administrator Class
January 31, 2007 9 to September 30, 2007 ...      0.00        $12.40        (0.80)%        10.20%      (9.00)%      1.20%

Investor Class
January 31, 2007 9 to September 30, 2007 ...      0.00        $12.38        (1.12)%         5.86%      (4.37)%      1.49%

EQUITY INCOME FUND
---------------------------------------------------------------------------------------------------------------------------
Class A
October 1, 2006 to September 30, 2007 ......      0.00        $31.80         1.38%          1.22%      (0.12)%      1.10%
October 1, 2005 to September 30, 2006 ......      0.00        $32.01         1.43%          1.31%      (0.21)%      1.10%
October 1, 2004 to September 30, 2005 ......      0.00        $36.21         1.49%          1.22%      (0.12)%      1.10%
October 1, 2003 to September 30, 2004 ......      0.00        $34.49         1.32%          1.18%      (0.08)%      1.10%
October 1, 2002 to September 30, 2003 ......      0.00        $31.32         1.57%          1.33%      (0.23)%      1.10%

Class B
October 1, 2006 to September 30, 2007 ......      0.00        $31.77         0.64%          1.97%      (0.12)%      1.85%
October 1, 2005 to September 30, 2006 ......      0.00        $32.03         0.69%          2.06%      (0.21)%      1.85%
October 1, 2004 to September 30, 2005 ......      0.00        $36.23         0.76%          1.97%      (0.12)%      1.85%
October 1, 2003 to September 30, 2004 ......      0.00        $34.49         0.57%          1.93%      (0.08)%      1.85%
October 1, 2002 to September 30, 2003 ......      0.00        $31.31         0.82%          2.13%      (0.28)%      1.85%

Class C
October 1, 2006 to September 30, 2007 ......      0.00        $33.37         0.64%          1.97%      (0.12)%      1.85%
October 1, 2005 to September 30, 2006 ......      0.00        $33.43         0.69%          2.06%      (0.21)%      1.85%
October 1, 2004 to September 30, 2005 ......      0.00        $37.49         0.77%          1.97%      (0.12)%      1.85%
October 1, 2003 to September 30, 2004 ......      0.00        $35.61         0.58%          1.93%      (0.08)%      1.85%
October 1, 2002 to September 30, 2003 ......      0.00        $32.26         0.82%          2.07%      (0.22)%      1.85%

Administrator Class
October 1, 2006 to September 30, 2007 ......      0.00        $31.77         1.64%          1.04%      (0.19)%      0.85%
October 1, 2005 to September 30, 2006 ......      0.00        $31.96         1.70%          1.13%      (0.28)%      0.85%
October 1, 2004 to September 30, 2005 ......      0.00        $36.17         1.75%          0.96%      (0.11)%      0.85%
October 1, 2003 to September 30, 2004 ......      0.00        $34.45         1.58%          0.85%      (0.01)%      0.84%
October 1, 2002 to September 30, 2003 ......      0.00        $31.28         1.83%          0.94%      (0.09)%      0.85%

                                                          Portfolio    Net Assets at
                                                 Total     Turnover    End of Period
                                               Return 2     Rate 3    (000's omitted)
-------------------------------------------------------------------------------------
DIVERSIFIED EQUITY FUND (continued)
-------------------------------------------------------------------------------------
Class B
October 1, 2006 to September 30, 2007 ......    16.24%      36% 6        $   41,273
October 1, 2005 to September 30, 2006 ......     8.21%      35% 6        $   51,171
October 1, 2004 to September 30, 2005 ......    13.44%      42% 6        $   65,245
October 1, 2003 to September 30, 2004 ......    11.97%      32% 6        $   81,966
October 1, 2002 to September 30, 2003 ......    22.31%      32% 6        $   92,300

Class C
October 1, 2006 to September 30, 2007 ......    16.25%      36% 6        $    6,504
October 1, 2005 to September 30, 2006 ......     8.20%      35% 6        $    6,451
October 1, 2004 to September 30, 2005 ......    13.45%      42% 6        $    7,170
October 1, 2003 to September 30, 2004 ......    11.92%      32% 6        $    7,798
October 1, 2002 to September 30, 2003 ......    22.23%      32% 6        $    9,463

Administrator Class
October 1, 2006 to September 30, 2007 ......    17.41%      36% 6        $1,084,181
October 1, 2005 to September 30, 2006 ......     9.30%      35% 6        $1,145,044
October 1, 2004 to September 30, 2005 ......    14.57%      42% 6        $1,180,748
October 1, 2003 to September 30, 2004 ......    13.08%      32% 6        $1,178,146
October 1, 2002 to September 30, 2003 ......    23.55%      32% 6        $1,152,692

DIVERSIFIED SMALL CAP FUND
-------------------------------------------------------------------------------------
Administrator Class
October 1, 2006 to September 30, 2007 ......    13.75%      67% 6        $  757,352
October 1, 2005 to September 30, 2006 ......     6.93%      63% 6        $  679,774
October 1, 2004 to September 30, 2005 ......    20.09%      75% 6        $  564,318
October 1, 2003 to September 30, 2004 ......    19.23%      75% 6        $  441,080
October 1, 2002 to September 30, 2003 ......    31.32%      84% 6        $  285,650

EMERGING GROWTH FUND
-------------------------------------------------------------------------------------
Administrator Class
January 31, 2007 9 to September 30, 2007 ...    24.00%     125% 5        $       18

Investor Class
January 31, 2007 9 to September 30, 2007 ...    23.80%     125% 5        $    3,242

EQUITY INCOME FUND
-------------------------------------------------------------------------------------
Class A
October 1, 2006 to September 30, 2007 ......    15.36%      16% 5        $  172,385
October 1, 2005 to September 30, 2006 ......    10.73%       7% 5        $  172,361
October 1, 2004 to September 30, 2005 ......    12.74%      20% 5        $  185,533
October 1, 2003 to September 30, 2004 ......    16.43%      11% 5        $  186,501
October 1, 2002 to September 30, 2003 ......    20.12%       9% 5        $  161,962

Class B
October 1, 2006 to September 30, 2007 ......    14.49%      16% 5        $   23,822
October 1, 2005 to September 30, 2006 ......     9.88%       7% 5        $   39,233
October 1, 2004 to September 30, 2005 ......    11.91%      20% 5        $   59,606
October 1, 2003 to September 30, 2004 ......    15.56%      11% 5        $   80,298
October 1, 2002 to September 30, 2003 ......    19.22%       9% 5        $   98,690

Class C
October 1, 2006 to September 30, 2007 ......    14.48%      16% 5        $    4,579
October 1, 2005 to September 30, 2006 ......     9.90%       7% 5        $    4,903
October 1, 2004 to September 30, 2005 ......    11.90%      20% 5        $    6,937
October 1, 2003 to September 30, 2004 ......    15.54%      11% 5        $    9,083
October 1, 2002 to September 30, 2003 ......    19.27%       9% 5        $   10,689

Administrator Class
October 1, 2006 to September 30, 2007 ......    15.65%      16% 5        $  209,112
October 1, 2005 to September 30, 2006 ......    10.98%       7% 5        $  530,585
October 1, 2004 to September 30, 2005 ......    13.04%      20% 5        $  756,225
October 1, 2003 to September 30, 2004 ......    16.74%      11% 5        $  853,843
October 1, 2002 to September 30, 2003 ......    20.42%       9% 5        $  907,662

96 Wells Fargo Equity Gateway Funds                         Financial Highlights


                                              Beginning                    Net Realized    Distributions
                                              Net Asset        Net        and Unrealized      from Net     Distributions
                                              Value Per    Investment      Gain (Loss)       Investment       from Net
                                                Share     Income (Loss)   on Investments       Income      Realized Gains
-------------------------------------------------------------------------------------------------------------------------
EQUITY VALUE FUND
-------------------------------------------------------------------------------------------------------------------------
Class A
October 1, 2006 to September 30, 2007 .....     $15.12        0.12 7           2.77            (0.10)          (0.38)
October 1, 2005 to September 30, 2006 .....     $13.82        0.09             1.32            (0.08)          (0.03)
October 1, 2004 to September 30, 2005 .....     $11.48        0.10 7           2.31            (0.07)           0.00
October 1, 2003 to September 30, 2004 .....     $ 9.82        0.05             1.62            (0.01)           0.00
August 29, 2003 9 to September 30, 2003 ...     $10.00        0.00            (0.18)            0.00            0.00

Class B
October 1, 2006 to September 30, 2007 .....     $14.95        0.00 7           2.74             0.00           (0.38)
October 1, 2005 to September 30, 2006 .....     $13.69        0.00             1.29             0.00           (0.03)
October 1, 2004 to September 30, 2005 .....     $11.40        0.01 7           2.28             0.00            0.00
October 1, 2003 to September 30, 2004 .....     $ 9.81        0.00             1.59             0.00            0.00
August 29, 2003 9 to September 30, 2003 ...     $10.00       (0.01)           (0.18)            0.00            0.00

Class C
October 1, 2006 to September 30, 2007 .....     $14.95        0.00 7           2.74            (0.02)          (0.38)
October 1, 2005 to September 30, 2006 .....     $13.69       (0.01)            1.30             0.00           (0.03)
October 1, 2004 to September 30, 2005 .....     $11.40        0.01 7           2.29            (0.01)           0.00
October 1, 2003 to September 30, 2004 .....     $ 9.81        0.00             1.59             0.00            0.00
August 29, 2003 9 to September 30, 2003 ...     $10.00       (0.01)           (0.18)            0.00            0.00

Administrator Class
October 1, 2006 to September 30, 2007 .....     $15.36        0.16 7           2.82            (0.14)          (0.38)
October 1, 2005 to September 30, 2006 .....     $13.96        0.14             1.33            (0.04)          (0.03)
October 1, 2004 to September 30, 2005 .....     $11.51        0.08 7           2.38            (0.01)           0.00
October 1, 2003 to September 30, 2004 .....     $ 9.82        0.05             1.65            (0.01)           0.00
August 29, 2003 9 to September 30, 2003 ...     $10.00        0.00            (0.18)            0.00            0.00

Institutional Class
October 1, 2006 to September 30, 2007 .....     $15.36        0.19 7           2.82            (0.15)          (0.38)
August 31, 2006 9 to September 30, 2006 ...     $15.17        0.01             0.18             0.00            0.00

GROWTH EQUITY FUND
-------------------------------------------------------------------------------------------------------------------------
Class A
October 1, 2006 to September 30, 2007 .....     $28.42        0.01 7           4.78             0.00           (3.33)
October 1, 2005 to September 30, 2006 .....     $30.80        0.01 7           2.24             0.00           (4.63)
October 1, 2004 to September 30, 2005 .....     $27.70        0.04 7           4.63             0.00           (1.57)
October 1, 2003 to September 30, 2004 .....     $24.64       (0.08) 7          3.14             0.00            0.00
October 1, 2002 to September 30, 2003 .....     $19.50       (0.08) 7          5.22             0.00            0.00

Class B
October 1, 2006 to September 30, 2007 .....     $25.45       (0.18) 7          4.24             0.00           (3.33)
October 1, 2005 to September 30, 2006 .....     $28.23       (0.19) 7          2.04             0.00           (4.63)
October 1, 2004 to September 30, 2005 .....     $25.69       (0.16) 7          4.27             0.00           (1.57)
October 1, 2003 to September 30, 2004 .....     $23.02       (0.28) 7          2.95             0.00            0.00
October 1, 2002 to September 30, 2003 .....     $18.37       (0.23) 7          4.88             0.00            0.00

Class C
October 1, 2006 to September 30, 2007 .....     $26.63       (0.19) 7          4.44             0.00           (3.33)
October 1, 2005 to September 30, 2006 .....     $29.32       (0.19) 7          2.13             0.00           (4.63)
October 1, 2004 to September 30, 2005 .....     $26.61       (0.17) 7          4.45             0.00           (1.57)
October 1, 2003 to September 30, 2004 .....     $23.87       (0.28) 7          3.02             0.00            0.00
October 1, 2002 to September 30, 2003 .....     $19.04       (0.25) 7          5.08             0.00            0.00

Administrator Class
October 1, 2006 to September 30, 2007 .....     $28.84        0.07 7           4.86            (0.04)          (3.33)
October 1, 2005 to September 30, 2006 .....     $31.17        0.07 7           2.29            (0.06)          (4.63)
October 1, 2004 to September 30, 2005 .....     $27.97        0.12 7           4.68            (0.03)          (1.57)
October 1, 2003 to September 30, 2004 .....     $24.82       (0.01) 7          3.16             0.00            0.00
October 1, 2002 to September 30, 2003 .....     $19.61       (0.03) 7          5.25            (0.01)           0.00

Institutional Class
October 1, 2006 to September 30, 2007 .....     $28.86        0.14 7           4.86            (0.10)          (3.33)
October 1, 2005 to September 30, 2006 .....     $31.19        0.13 7           2.29            (0.12)          (4.63)
April 11, 2005 9 to September 30, 2005 ....     $28.50        0.03 7           2.66             0.00            0.00

--------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

Financial Highlights                         Wells Fargo Equity Gateway Funds 97


                                                            Ending          Ratio to Average Net Assets (Annualized) 1
                                                           Net Asset   ----------------------------------------------------
                                                Return     Value Per   Net Investment      Gross      Expenses      Net
                                              of Capital     Share      Income (Loss)   Expenses 4     Waived    Expenses 4
---------------------------------------------------------------------------------------------------------------------------
EQUITY VALUE FUND
---------------------------------------------------------------------------------------------------------------------------
Class A
October 1, 2006 to September 30, 2007 .....      0.00        $17.53         0.73%           1.35%      (0.10)%      1.25%
October 1, 2005 to September 30, 2006 .....      0.00        $15.12         0.71%           1.52%      (0.27)%      1.25%
October 1, 2004 to September 30, 2005 .....      0.00        $13.82         0.80%           2.48%      (1.23)%      1.25%
October 1, 2003 to September 30, 2004 .....      0.00        $11.48         0.54%          10.90%      (9.65)%      1.25%
August 29, 2003 9 to September 30, 2003 ...      0.00        $ 9.82        (0.26)%        196.38%    (195.13)%      1.25%

Class B
October 1, 2006 to September 30, 2007 .....      0.00        $17.31        (0.01)%          2.10%      (0.10)%      2.00%
October 1, 2005 to September 30, 2006 .....      0.00        $14.95        (0.04)%          2.27%      (0.27)%      2.00%
October 1, 2004 to September 30, 2005 .....      0.00        $13.69         0.07%           3.25%      (1.25)%      2.00%
October 1, 2003 to September 30, 2004 .....      0.00        $11.40        (0.19)%         11.20%      (9.20)%      2.00%
August 29, 2003 9 to September 30, 2003 ...      0.00        $ 9.81        (1.08)%        189.72%    (187.72)%      2.00%

Class C
October 1, 2006 to September 30, 2007 .....      0.00        $17.29        (0.01)%          2.10%      (0.10)%      2.00%
October 1, 2005 to September 30, 2006 .....      0.00        $14.95        (0.03)%          2.27%      (0.27)%      2.00%
October 1, 2004 to September 30, 2005 .....      0.00        $13.69         0.06%           3.26%      (1.26)%      2.00%
October 1, 2003 to September 30, 2004 .....      0.00        $11.40        (0.19)%         11.11%      (9.11)%      2.00%
August 29, 2003 9 to September 30, 2003 ...      0.00        $ 9.81        (0.64)%        209.42%    (207.42)%      2.00%

Administrator Class
October 1, 2006 to September 30, 2007 .....      0.00        $17.82         0.98%           1.17%      (0.17)%      1.00%
October 1, 2005 to September 30, 2006 .....      0.00        $15.36         0.96%           1.34%      (0.34)%      1.00%
October 1, 2004 to September 30, 2005 .....      0.00        $13.96         0.67%           2.04%      (1.04)%      1.00%
October 1, 2003 to September 30, 2004 .....      0.00        $11.51         0.77%           9.22%      (8.22)%      1.00%
August 29, 2003 9 to September 30, 2003 ...      0.00        $ 9.82        (0.33)%        211.67%    (210.67)%      1.00%

Institutional Class
October 1, 2006 to September 30, 2007 .....      0.00        $17.84         1.13%           0.90%      (0.15)%      0.75%
August 31, 2006 9 to September 30, 2006 ...      0.00        $15.36         0.82%           0.97%      (0.32)%      0.65%

GROWTH EQUITY FUND
---------------------------------------------------------------------------------------------------------------------------
Class A
October 1, 2006 to September 30, 2007 .....      0.00        $29.88         0.05%           1.60%      (0.10)%      1.50%
October 1, 2005 to September 30, 2006 .....      0.00        $28.42         0.02%           1.57%      (0.08)%      1.49%
October 1, 2004 to September 30, 2005 .....      0.00        $30.80         0.15%           1.60%      (0.10)%      1.50%
October 1, 2003 to September 30, 2004 .....      0.00        $27.70        (0.28)%          1.60%      (0.10)%      1.50%
October 1, 2002 to September 30, 2003 .....      0.00        $24.64        (0.38)%          1.82%      (0.32)%      1.50%

Class B
October 1, 2006 to September 30, 2007 .....      0.00        $26.18        (0.73)%          2.35%      (0.10)%      2.25%
October 1, 2005 to September 30, 2006 .....      0.00        $25.45        (0.75)%          2.32%      (0.08)%      2.24%
October 1, 2004 to September 30, 2005 .....      0.00        $28.23        (0.60)%          2.35%      (0.10)%      2.25%
October 1, 2003 to September 30, 2004 .....      0.00        $25.69        (1.08)%          2.34%      (0.09)%      2.25%
October 1, 2002 to September 30, 2003 .....      0.00        $23.02        (1.13)%          2.59%      (0.34)%      2.25%

Class C
October 1, 2006 to September 30, 2007 .....      0.00        $27.55        (0.70)%          2.35%      (0.10)%      2.25%
October 1, 2005 to September 30, 2006 .....      0.00        $26.63        (0.71)%          2.33%      (0.09)%      2.24%
October 1, 2004 to September 30, 2005 .....      0.00        $29.32        (0.62)%          2.35%      (0.10)%      2.25%
October 1, 2003 to September 30, 2004 .....      0.00        $26.61        (1.05)%          2.34%      (0.09)%      2.25%
October 1, 2002 to September 30, 2003 .....      0.00        $23.87        (1.11)%          2.68%      (0.43)%      2.25%

Administrator Class
October 1, 2006 to September 30, 2007 .....      0.00        $30.40         0.26%           1.42%      (0.17)%      1.25%
October 1, 2005 to September 30, 2006 .....      0.00        $28.84         0.26%           1.40%      (0.15)%      1.25%
October 1, 2004 to September 30, 2005 .....      0.00        $31.17         0.42%           1.34%      (0.09)%      1.25%
October 1, 2003 to September 30, 2004 .....      0.00        $27.97        (0.04)%          1.27%      (0.03)%      1.24%
October 1, 2002 to September 30, 2003 .....      0.00        $24.82        (0.12)%          1.45%      (0.20)%      1.25%

Institutional Class
October 1, 2006 to September 30, 2007 .....      0.00        $30.43         0.49%           1.15%      (0.10)%      1.05%
October 1, 2005 to September 30, 2006 .....      0.00        $28.86         0.46%           1.12%      (0.08)%      1.04%
April 11, 2005 9 to September 30, 2005 ....      0.00        $31.19         0.19%           1.12%      (0.07)%      1.05%

                                                         Portfolio    Net Assets at
                                                Total     Turnover    End of Period
                                              Return 2     Rate 3    (000's omitted)
------------------------------------------------------------------------------------
EQUITY VALUE FUND
------------------------------------------------------------------------------------
Class A
October 1, 2006 to September 30, 2007 .....    19.50%      108% 5      $       5,714
October 1, 2005 to September 30, 2006 .....    10.23%      107% 5      $       4,537
October 1, 2004 to September 30, 2005 .....    21.06%      145% 5      $       3,796
October 1, 2003 to September 30, 2004 .....    16.96%      122% 5      $       1,645
August 29, 2003 9 to September 30, 2003 ...    (1.80)%       3% 5      $          76

Class B
October 1, 2006 to September 30, 2007 .....    18.61%      108% 5      $       3,077
October 1, 2005 to September 30, 2006 .....     9.43%      107% 5      $       2,682
October 1, 2004 to September 30, 2005 .....    20.09%      145% 5      $       2,245
October 1, 2003 to September 30, 2004 .....    16.21%      122% 5      $       1,142
August 29, 2003 9 to September 30, 2003 ...    (1.90)%       3% 5      $          37

Class C
October 1, 2006 to September 30, 2007 .....    18.60%      108% 5      $         974
October 1, 2005 to September 30, 2006 .....     9.43%      107% 5      $         417
October 1, 2004 to September 30, 2005 .....    20.20%      145% 5      $         430
October 1, 2003 to September 30, 2004 .....    16.21%      122% 5      $         295
August 29, 2003 9 to September 30, 2003 ...    (1.90)%       3% 5      $          12

Administrator Class
October 1, 2006 to September 30, 2007 .....    19.80%      108% 5      $      85,370
October 1, 2005 to September 30, 2006 .....    10.60%      107% 5      $      71,801
October 1, 2004 to September 30, 2005 .....    21.40%      145% 5      $      63,194
October 1, 2003 to September 30, 2004 .....    17.30%      122% 5      $         366
August 29, 2003 9 to September 30, 2003 ...    (1.80)%       3% 5      $          10

Institutional Class
October 1, 2006 to September 30, 2007 .....    20.01%      108% 5      $      62,639
August 31, 2006 9 to September 30, 2006 ...     1.25%      107% 5      $          10

GROWTH EQUITY FUND
------------------------------------------------------------------------------------
Class A
October 1, 2006 to September 30, 2007 .....    17.92%       42% 6      $      34,409
October 1, 2005 to September 30, 2006 .....     7.80%       39% 6      $      26,448
October 1, 2004 to September 30, 2005 .....    17.27%       50% 6      $      22,769
October 1, 2003 to September 30, 2004 .....    12.38%       44% 6      $      18,742
October 1, 2002 to September 30, 2003 .....    26.36%       58% 6      $      15,576

Class B
October 1, 2006 to September 30, 2007 .....    17.06%       42% 6      $       7,276
October 1, 2005 to September 30, 2006 .....     7.01%       39% 6      $       7,941
October 1, 2004 to September 30, 2005 .....    16.40%       50% 6      $       8,811
October 1, 2003 to September 30, 2004 .....    11.60%       44% 6      $      11,700
October 1, 2002 to September 30, 2003 .....    25.31%       58% 6      $      14,379

Class C
October 1, 2006 to September 30, 2007 .....    17.01%       42% 6      $       1,198
October 1, 2005 to September 30, 2006 .....     7.03%       39% 6      $         989
October 1, 2004 to September 30, 2005 .....    16.47%       50% 6      $         844
October 1, 2003 to September 30, 2004 .....    11.52%       44% 6      $       1,097
October 1, 2002 to September 30, 2003 .....    25.37%       58% 6      $       2,980

Administrator Class
October 1, 2006 to September 30, 2007 .....    18.19%       42% 6      $     341,631
October 1, 2005 to September 30, 2006 .....     8.09%       39% 6      $     383,616
October 1, 2004 to September 30, 2005 .....    17.60%       50% 6      $     396,865
October 1, 2003 to September 30, 2004 .....    12.69%       44% 6      $     493,899
October 1, 2002 to September 30, 2003 .....    26.62%       58% 6      $     450,480

Institutional Class
October 1, 2006 to September 30, 2007 .....    18.44%       42% 6      $     158,895
October 1, 2005 to September 30, 2006 .....     8.30%       39% 6      $     140,423
April 11, 2005 9 to September 30, 2005 ....     9.44%       50% 6      $     131,489

98 Wells Fargo Equity Gateway Funds                         Financial Highlights


                                                 Beginning                    Net Realized    Distributions
                                                 Net Asset        Net        and Unrealized     from Net      Distributions
                                                 Value Per     Investment      Gain (Loss)     Investment        from Net
                                                   Share     Income (Loss)   on Investments      Income       Realized Gains
----------------------------------------------------------------------------------------------------------------------------
INTERNATIONAL VALUE FUND
----------------------------------------------------------------------------------------------------------------------------
Class A
October 1, 2006 to September 30, 2007 ........     $16.75        0.48 7           3.07           (0.08)           (0.01)
October 1, 2005 to September 30, 2006 ........     $14.13        0.35 7           2.32            0.00            (0.05)
October 1, 2004 to September 30, 2005 ........     $11.94        0.11             2.68           (0.23)           (0.37)
October 31, 2003 9 to September 30, 2004 .....     $10.00        0.21             1.73            0.00             0.00

Class B
October 1, 2006 to September 30, 2007 ........     $16.55        0.27 7           3.09           (0.08)           (0.01)
October 1, 2005 to September 30, 2006 ........     $14.09        0.24 7           2.27            0.00            (0.05)
April 11, 2005 9 to September 30, 2005 .......     $13.27        0.05             0.77            0.00             0.00

Class C
October 1, 2006 to September 30, 2007 ........     $16.54        0.30 7           3.07            0.00            (0.01)
October 1, 2005 to September 30, 2006 ........     $14.09        0.21 7           2.29            0.00            (0.05)
April 11, 2005 9 to September 30, 2005 .......     $13.27        0.05             0.77            0.00             0.00

Administrator Class
October 1, 2006 to September 30, 2007 ........     $16.65        0.44 7           3.15            0.00            (0.01)
October 1, 2005 to September 30, 2006 ........     $14.15        0.32 7           2.34           (0.11)           (0.05)
April 11, 2005 9 to September 30, 2005 .......     $13.27        0.18             0.70            0.00             0.00

Institutional Class
October 1, 2006 to September 30, 2007 ........     $16.67        0.46 7           3.16            0.00            (0.01)
August 31, 2006 9 to September 30, 2006 ......     $16.52        0.01 7           0.14            0.00             0.00

LARGE CAP APPRECIATION FUND
----------------------------------------------------------------------------------------------------------------------------
Class A
October 1, 2006 to September 30, 2007 ........     $11.31        0.00 7           2.28           (0.01)           (0.83)
October 1, 2005 to September 30, 2006 ........     $11.54        0.01 7           0.38            0.00            (0.62)
October 1, 2004 to September 30, 2005 ........     $ 9.80        0.03 7           1.87           (0.04)           (0.12)
October 1, 2003 to September 30, 2004 ........     $ 8.92        0.00 7           0.88            0.00             0.00
October 1, 2002 to September 30, 2003 ........     $ 7.53       (0.01)            1.40            0.00             0.00

Class B
October 1, 2006 to September 30, 2007 ........     $10.91       (0.08) 7          2.18            0.00            (0.83)
October 1, 2005 to September 30, 2006 ........     $11.22       (0.07) 7          0.38            0.00            (0.62)
October 1, 2004 to September 30, 2005 ........     $ 9.57       (0.05) 7          1.82            0.00            (0.12)
October 1, 2003 to September 30, 2004 ........     $ 8.78       (0.21) 7          1.00            0.00             0.00
October 1, 2002 to September 30, 2003 ........     $ 7.47       (0.06)            1.37            0.00             0.00

Class C
October 1, 2006 to September 30, 2007 ........     $10.91       (0.08) 7          2.18            0.00            (0.83)
October 1, 2005 to September 30, 2006 ........     $11.23       (0.07) 7          0.37            0.00            (0.62)
October 1, 2004 to September 30, 2005 ........     $ 9.58       (0.05) 7          1.82            0.00            (0.12)
October 1, 2003 to September 30, 2004 ........     $ 8.79       (0.15) 7          0.94            0.00             0.00
October 1, 2002 to September 30, 2003 ........     $ 7.47       (0.03)            1.35            0.00             0.00

Administrator Class
October 1, 2006 to September 30, 2007 ........     $11.42        0.03 7           2.31           (0.04)           (0.83)
October 1, 2005 to September 30, 2006 ........     $11.64        0.05 7           0.37           (0.02)           (0.62)
October 1, 2004 to September 30, 2005 ........     $ 9.87        0.06 7           1.87           (0.04)           (0.12)
October 1, 2003 to September 30, 2004 ........     $ 8.96        0.02 7           0.89            0.00             0.00
October 1, 2002 to September 30, 2003 ........     $ 7.55        0.00             1.41            0.00             0.00

Institutional Class
October 1, 2006 to September 30, 2007 ........     $11.43        0.06 7           2.30           (0.05)           (0.83)
August 31, 2006 9 to September 30, 2006 ......     $11.18        0.01 7           0.24            0.00             0.00

LARGE COMPANY GROWTH FUND
----------------------------------------------------------------------------------------------------------------------------
Class A
October 1, 2006 to September 30, 2007 ........     $50.04       (0.03) 7          8.64            0.00             0.00
October 1, 2005 to September 30, 2006 ........     $49.67       (0.22) 7          0.66           (0.07)            0.00
October 1, 2004 to September 30, 2005 ........     $44.97        0.06 7           4.64            0.00             0.00
October 1, 2003 to September 30, 2004 ........     $43.96       (0.28) 7          1.29            0.00             0.00
October 1, 2002 to September 30, 2003 ........     $34.52       (0.46)            9.90            0.00             0.00

--------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

Financial Highlights                         Wells Fargo Equity Gateway Funds 99

                                                               Ending           Ratio to Average Net Assets (Annualized) 1
                                                              Net Asset   -----------------------------------------------------
                                                   Return     Value Per   Net Investment     Gross       Expenses       Net
                                                 of Capital     Share      Income (Loss)   Expenses 4     Waived     Expenses 4
-------------------------------------------------------------------------------------------------------------------------------
INTERNATIONAL VALUE FUND
-------------------------------------------------------------------------------------------------------------------------------
Class A
October 1, 2006 to September 30, 2007 ........      0.00        $20.21         2.45%           1.64%      (0.14)%      1.50%
October 1, 2005 to September 30, 2006 ........      0.00        $16.75         2.26%           6.14%      (4.73)%      1.41%
October 1, 2004 to September 30, 2005 ........      0.00        $14.13         2.21%          33.96%     (32.46)%      1.50%
October 31, 2003 9 to September 30, 2004 .....      0.00        $11.94         2.46%         282.28%    (280.78)%      1.50%

Class B
October 1, 2006 to September 30, 2007 ........      0.00        $19.82         1.43%           2.40%      (0.15)%      2.25%
October 1, 2005 to September 30, 2006 ........      0.00        $16.55         1.52%           6.84%      (4.65)%      2.19%
April 11, 2005 9 to September 30, 2005 .......      0.00        $14.09         1.66%          20.77%     (18.54)%      2.23%

Class C
October 1, 2006 to September 30, 2007 ........      0.00        $19.90         1.54%           2.40%      (0.15)%      2.25%
October 1, 2005 to September 30, 2006 ........      0.00        $16.54         1.38%           6.29%      (4.15)%      2.14%
April 11, 2005 9 to September 30, 2005 .......      0.00        $14.09         1.84%          20.85%     (18.62)%      2.23%

Administrator Class
October 1, 2006 to September 30, 2007 ........      0.00        $20.23         2.29%           1.47%      (0.22)%      1.25%
October 1, 2005 to September 30, 2006 ........      0.00        $16.65         1.94%           1.61%      (0.37)%      1.24%
April 11, 2005 9 to September 30, 2005 .......      0.00        $14.15         3.07%          20.19%     (18.94)%      1.25%

Institutional Class
October 1, 2006 to September 30, 2007 ........      0.00        $20.28         2.40%           1.20%      (0.15)%      1.05%
August 31, 2006 9 to September 30, 2006 ......      0.00        $16.67         1.08%           1.24%      (0.30)%      0.94%

LARGE CAP APPRECIATION FUND
-------------------------------------------------------------------------------------------------------------------------------
Class A
October 1, 2006 to September 30, 2007 ........      0.00        $12.75         0.01%           1.37%      (0.14)%      1.23% 10
October 1, 2005 to September 30, 2006 ........      0.00        $11.31         0.12%           1.42%      (0.17)%      1.25%
October 1, 2004 to September 30, 2005 ........      0.00        $11.54         0.27%           1.42%      (0.17)%      1.25%
October 1, 2003 to September 30, 2004 ........      0.00        $ 9.80        (0.11)%          1.42%      (0.17)%      1.25%
October 1, 2002 to September 30, 2003 ........      0.00        $ 8.92        (0.19)%          2.45%      (1.24)%      1.21%

Class B
October 1, 2006 to September 30, 2007 ........      0.00        $12.18        (0.73)%          2.12%      (0.14)%      1.98% 10
October 1, 2005 to September 30, 2006 ........      0.00        $10.91        (0.63)%          2.17%      (0.17)%      2.00%
October 1, 2004 to September 30, 2005 ........      0.00        $11.22        (0.51)%          2.17%      (0.17)%      2.00%
October 1, 2003 to September 30, 2004 ........      0.00        $ 9.57        (0.88)%          2.16%      (0.16)%      2.00%
October 1, 2002 to September 30, 2003 ........      0.00        $ 8.78        (0.95)%          3.11%      (1.16)%      1.95%

Class C
October 1, 2006 to September 30, 2007 ........      0.00        $12.18        (0.74)%          2.12%      (0.14)%      1.98% 10
October 1, 2005 to September 30, 2006 ........      0.00        $10.91        (0.63)%          2.17%      (0.17)%      2.00%
October 1, 2004 to September 30, 2005 ........      0.00        $11.23        (0.44)%          2.17%      (0.17)%      2.00%
October 1, 2003 to September 30, 2004 ........      0.00        $ 9.58        (0.88)%          2.16%      (0.16)%      2.00%
October 1, 2002 to September 30, 2003 ........      0.00        $ 8.79        (0.94)%          3.96%      (2.01)%      1.95%

Administrator Class
October 1, 2006 to September 30, 2007 ........      0.00        $12.89         0.25%           1.19%      (0.19)%      1.00%
October 1, 2005 to September 30, 2006 ........      0.00        $11.42         0.45%           1.24%      (0.24)%      1.00%
October 1, 2004 to September 30, 2005 ........      0.00        $11.64         0.56%           1.16%      (0.16)%      1.00%
October 1, 2003 to September 30, 2004 ........      0.00        $ 9.87         0.12%           1.08%      (0.08)%      1.00%
October 1, 2002 to September 30, 2003 ........      0.00        $ 8.96        (0.06)%          1.61%      (0.66)%      0.95%

Institutional Class
October 1, 2006 to September 30, 2007 ........      0.00        $12.91         0.52%           0.90%      (0.20)%      0.70%
August 31, 2006 9 to September 30, 2006 ......      0.00        $11.43         0.62%           0.91%      (0.29)%      0.62%

LARGE COMPANY GROWTH FUND
-------------------------------------------------------------------------------------------------------------------------------
Class A
October 1, 2006 to September 30, 2007 ........      0.00        $58.65        (0.05)%          1.31%      (0.11)%      1.20%
October 1, 2005 to September 30, 2006 ........      0.00        $50.04        (0.44)%          1.22%      (0.02)%      1.20%
October 1, 2004 to September 30, 2005 ........      0.00        $49.67         0.12%           1.27%      (0.07)%      1.20%
October 1, 2003 to September 30, 2004 ........      0.00        $44.97        (0.61)%          1.28%      (0.08)%      1.20%
October 1, 2002 to September 30, 2003 ........      0.00        $43.96        (0.69)%          1.41%      (0.21)%      1.20%

                                                             Portfolio    Net Assets at
                                                   Total     Turnover     End of Period
                                                  Return 2    Rate 3     (000's omitted)
----------------------------------------------------------------------------------------
INTERNATIONAL VALUE FUND
----------------------------------------------------------------------------------------
Class A
October 1, 2006 to September 30, 2007 ........     21.20%      19% 5        $  25,445
October 1, 2005 to September 30, 2006 ........     18.93%      31% 5        $   1,900
October 1, 2004 to September 30, 2005 ........     24.00%      14% 5        $     493
October 31, 2003 9 to September 30, 2004 .....     19.40%      24% 5        $      23

Class B
October 1, 2006 to September 30, 2007 ........     20.32%      19% 5        $   2,512
October 1, 2005 to September 30, 2006 ........     17.85%      31% 5        $   1,110
April 11, 2005 9 to September 30, 2005 .......      6.18%      14% 5        $     184

Class C
October 1, 2006 to September 30, 2007 ........     20.36%      19% 5        $   1,305
October 1, 2005 to September 30, 2006 ........     17.78%      31% 5        $     312
April 11, 2005 9 to September 30, 2005 .......      6.18%      14% 5        $      59

Administrator Class
October 1, 2006 to September 30, 2007 ........     21.55%      19% 5        $ 263,305
October 1, 2005 to September 30, 2006 ........     18.98%      31% 5        $ 138,269
April 11, 2005 9 to September 30, 2005 .......      6.63%      14% 5        $     207

Institutional Class
October 1, 2006 to September 30, 2007 ........     21.70%      19% 5        $      12
August 31, 2006 9 to September 30, 2006 ......      0.91%      31% 5        $      10

LARGE CAP APPRECIATION FUND
----------------------------------------------------------------------------------------
Class A
October 1, 2006 to September 30, 2007 ........     21.27%     145% 5        $  34,270
October 1, 2005 to September 30, 2006 ........      3.43%     155% 5        $  36,400
October 1, 2004 to September 30, 2005 ........     19.52%     133% 5        $  32,048
October 1, 2003 to September 30, 2004 ........      9.87%     149% 5        $  20,393
October 1, 2002 to September 30, 2003 ........     18.46%     153% 5        $   1,033

Class B
October 1, 2006 to September 30, 2007 ........     20.36%     145% 5        $   3,692
October 1, 2005 to September 30, 2006 ........      2.79%     155% 5        $   3,802
October 1, 2004 to September 30, 2005 ........     18.60%     133% 5        $   2,732
October 1, 2003 to September 30, 2004 ........      9.00%     149% 5        $   1,509
October 1, 2002 to September 30, 2003 ........     17.54%     153% 5        $   1,449

Class C
October 1, 2006 to September 30, 2007 ........     20.36%     145% 5        $     791
October 1, 2005 to September 30, 2006 ........      2.69%     155% 5        $     879
October 1, 2004 to September 30, 2005 ........     18.58%     133% 5        $     771
October 1, 2003 to September 30, 2004 ........      8.99%     149% 5        $     669
October 1, 2002 to September 30, 2003 ........     17.67%     153% 5        $     499

Administrator Class
October 1, 2006 to September 30, 2007 ........     21.64%     145% 5        $  52,580
October 1, 2005 to September 30, 2006 ........      3.70%     155% 5        $  50,711
October 1, 2004 to September 30, 2005 ........     19.70%     133% 5        $  18,060
October 1, 2003 to September 30, 2004 ........     10.16%     149% 5        $  14,830
October 1, 2002 to September 30, 2003 ........     18.68%     153% 5        $  16,905

Institutional Class
October 1, 2006 to September 30, 2007 ........     21.90%     145% 5        $   9,266
August 31, 2006 9 to September 30, 2006 ......      2.24%     155% 5        $      10

LARGE COMPANY GROWTH FUND
----------------------------------------------------------------------------------------
Class A
October 1, 2006 to September 30, 2007 ........     17.21%      10% 5        $ 456,116
October 1, 2005 to September 30, 2006 ........      0.87%       6% 5        $ 484,767
October 1, 2004 to September 30, 2005 ........     10.45%      18% 5        $ 524,323
October 1, 2003 to September 30, 2004 ........      2.28%      14% 5        $ 454,499
October 1, 2002 to September 30, 2003 ........     27.35%      13% 5        $ 364,406

100 Wells Fargo Equity Gateway Funds                        Financial Highlights


                                                 Beginning                    Net Realized    Distributions
                                                 Net Asset        Net        and Unrealized      from Net     Distributions
                                                 Value Per     Investment      Gain (Loss)      Investment       from Net
                                                   Share     Income (Loss)   on Investments       Income      Realized Gains
----------------------------------------------------------------------------------------------------------------------------
LARGE COMPANY GROWTH FUND (continued)
----------------------------------------------------------------------------------------------------------------------------
Class B
October 1, 2006 to September 30, 2007 ........     $44.69       (0.40) 7           7.69            0.00            0.00
October 1, 2005 to September 30, 2006 ........     $44.64       (0.54) 7           0.59            0.00            0.00
October 1, 2004 to September 30, 2005 ........     $40.72       (0.23) 7           4.15            0.00            0.00
October 1, 2003 to September 30, 2004 ........     $40.11       (0.58) 7           1.19            0.00            0.00
October 1, 2002 to September 30, 2003 ........     $31.72       (0.68)             9.07            0.00            0.00

Class C
October 1, 2006 to September 30, 2007 ........     $44.77       (0.39) 7           7.71            0.00            0.00
October 1, 2005 to September 30, 2006 ........     $44.72       (0.54) 7           0.59            0.00            0.00
October 1, 2004 to September 30, 2005 ........     $40.80       (0.20) 7           4.12            0.00            0.00
October 1, 2003 to September 30, 2004 ........     $40.18       (0.58) 7           1.20            0.00            0.00
October 1, 2002 to September 30, 2003 ........     $31.76       (0.62)             9.04            0.00            0.00

Class Z
October 1, 2006 to September 30, 2007 ........     $47.35       (0.11) 7           8.16            0.00            0.00
October 1, 2005 to September 30, 2006 ........     $47.14       (0.29) 7           0.63           (0.13)           0.00
April 11, 2005 9 to September 30, 2005 .......     $42.80       (0.17) 7           4.51            0.00            0.00

Administrator Class
October 1, 2006 to September 30, 2007 ........     $47.67        0.09 7            8.25            0.00            0.00
October 1, 2005 to September 30, 2006 ........     $47.24       (0.09) 7           0.63           (0.11)           0.00
October 1, 2004 to September 30, 2005 ........     $42.73        0.21 7            4.37           (0.07)           0.00
October 1, 2003 to September 30, 2004 ........     $41.67       (0.16) 7           1.22            0.00            0.00
October 1, 2002 to September 30, 2003 ........     $32.65       (0.16)             9.18            0.00            0.00

Institutional Class
October 1, 2006 to September 30, 2007 ........     $47.76        0.25 7            8.22            0.00            0.00
October 1, 2005 to September 30, 2006 ........     $47.27        0.00              0.64           (0.15)           0.00
October 1, 2004 to September 30, 2005 ........     $42.75        0.24 7            4.44           (0.16)           0.00
June 30, 2004 9 to September 30, 2004 ........     $44.93       (0.02) 7          (2.16)           0.00            0.00

SMALL COMPANY GROWTH FUND
----------------------------------------------------------------------------------------------------------------------------
Class A
October 1, 2006 to September 30, 2007 ........     $30.50       (0.29) 7           5.04            0.00           (5.05)
October 1, 2005 to September 30, 2006 ........     $30.87       (0.28) 7           2.22            0.00           (2.31)
October 1, 2004 to September 30, 2005 ........     $26.78       (0.29) 7           4.55            0.00           (0.17)
January 30, 2004 9 to September 30, 2004 .....     $28.42       (0.21) 7          (1.43)           0.00            0.00

Class B
October 1, 2006 to September 30, 2007 ........     $29.87       (0.50) 7           4.92            0.00           (5.05)
October 1, 2005 to September 30, 2006 ........     $30.51       (0.48) 7           2.15            0.00           (2.31)
October 1, 2004 to September 30, 2005 ........     $26.66       (0.50) 7           4.52            0.00           (0.17)
January 30, 2004 9 to September 30, 2004 .....     $28.42       (0.34) 7          (1.42)           0.00            0.00

Class C
October 1, 2006 to September 30, 2007 ........     $30.08       (0.50) 7           4.96            0.00           (5.05)
October 1, 2005 to September 30, 2006 ........     $30.69       (0.48) 7           2.18            0.00           (2.31)
October 1, 2004 to September 30, 2005 ........     $26.82       (0.50) 7           4.54            0.00           (0.17)
January 30, 2004 9 to September 30, 2004 .....     $28.42       (0.34) 7          (1.26)           0.00            0.00

Administrator Class
October 1, 2006 to September 30, 2007 ........     $30.73       (0.22) 7           5.08            0.00           (5.05)
October 1, 2005 to September 30, 2006 ........     $31.01       (0.18) 7           2.21            0.00           (2.31)
October 1, 2004 to September 30, 2005 ........     $26.83       (0.21) 7           4.56            0.00           (0.17)
October 1, 2003 to September 30, 2004 ........     $23.87       (0.26) 7           3.22            0.00            0.00
October 1, 2002 to September 30, 2003 ........     $17.35       (0.13)             6.65            0.00            0.00

SMALL COMPANY VALUE FUND
----------------------------------------------------------------------------------------------------------------------------
Class A
October 1, 2006 to September 30, 2007 ........     $15.55        0.00 7            0.96            0.00           (1.16)
October 1, 2005 to September 30, 2006 ........     $15.95        0.01 7            0.92           (0.01)          (1.32)
October 1, 2004 to September 30, 2005 ........     $13.66        0.00              3.17            0.00           (0.88)
October 1, 2003 to September 30, 2004 ........     $11.56       (0.01)             1.63            0.00            0.48
October 1, 2002 to September 30, 2003 ........     $ 8.43        0.00              3.13            0.00            0.00

--------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

Financial Highlights                        Wells Fargo Equity Gateway Funds 101

                                                               Ending           Ratio to Average Net Assets (Annualized) 1
                                                              Net Asset   -----------------------------------------------------
                                                   Return     Value Per   Net Investment     Gross       Expenses       Net
                                                 of Capital     Share      Income (Loss)   Expenses 4     Waived     Expenses 4
-------------------------------------------------------------------------------------------------------------------------------
LARGE COMPANY GROWTH FUND (continued)
-------------------------------------------------------------------------------------------------------------------------------
Class B
October 1, 2006 to September 30, 2007 ........      0.00        $51.98        (0.83)%         2.06%       (0.11)%       1.95%
October 1, 2005 to September 30, 2006 ........      0.00        $44.69        (1.20)%         1.97%       (0.02)%       1.95%
October 1, 2004 to September 30, 2005 ........      0.00        $44.64        (0.53)%         2.02%       (0.07)%       1.95%
October 1, 2003 to September 30, 2004 ........      0.00        $40.72        (1.36)%         2.03%       (0.08)%       1.95%
October 1, 2002 to September 30, 2003 ........      0.00        $40.11        (1.35)%         2.33%       (0.45)%       1.88%

Class C
October 1, 2006 to September 30, 2007 ........      0.00        $52.09        (0.81)%         2.06%       (0.11)%       1.95%
October 1, 2005 to September 30, 2006 ........      0.00        $44.77        (1.20)%         1.97%       (0.02)%       1.95%
October 1, 2004 to September 30, 2005 ........      0.00        $44.72        (0.46)%         2.02%       (0.07)%       1.95%
October 1, 2003 to September 30, 2004 ........      0.00        $40.80        (1.36)%         2.03%       (0.08)%       1.95%
October 1, 2002 to September 30, 2003 ........      0.00        $40.18        (1.34)%         2.16%       (0.30)%       1.86%

Class Z
October 1, 2006 to September 30, 2007 ........      0.00        $55.40        (0.22)%         1.48%       (0.11)%       1.37%
October 1, 2005 to September 30, 2006 ........      0.00        $47.35        (0.61)%         1.39%       (0.02)%       1.37%
April 11, 2005 9 to September 30, 2005 .......      0.00        $47.14        (0.77)%         1.43%       (0.06)%       1.37%

Administrator Class
October 1, 2006 to September 30, 2007 ........      0.00        $56.01         0.18%          1.13%       (0.18)%       0.95%
October 1, 2005 to September 30, 2006 ........      0.00        $47.67        (0.20)%         1.04%       (0.09)%       0.95%
October 1, 2004 to September 30, 2005 ........      0.00        $47.24         0.46%          1.01%       (0.06)%       0.95%
October 1, 2003 to September 30, 2004 ........      0.00        $42.73        (0.35)%         0.95%       (0.01)%       0.94%
October 1, 2002 to September 30, 2003 ........      0.00        $41.67        (0.44)%         1.05%       (0.09)%       0.96%

Institutional Class
October 1, 2006 to September 30, 2007 ........      0.00        $56.23         0.48%          0.86%       (0.11)%       0.75%
October 1, 2005 to September 30, 2006 ........      0.00        $47.76         0.01%          0.77%       (0.02)%       0.75%
October 1, 2004 to September 30, 2005 ........      0.00        $47.27         0.53%          0.82%       (0.07)%       0.75%
June 30, 2004 9 to September 30, 2004 ........      0.00        $42.75        (0.04)%         0.85%       (0.10)%       0.75%

SMALL COMPANY GROWTH FUND
-------------------------------------------------------------------------------------------------------------------------------
Class A
October 1, 2006 to September 30, 2007 ........      0.00        $30.20        (1.00)%         1.52%       (0.07)%       1.45%
October 1, 2005 to September 30, 2006 ........      0.00        $30.50        (0.89)%         1.52%       (0.07)%       1.45%
October 1, 2004 to September 30, 2005 ........      0.00        $30.87        (1.00)%         1.54%       (0.09)%       1.45%
January 30, 2004 9 to September 30, 2004 .....      0.00        $26.78        (0.80)%         1.55%       (0.10)%       1.45%

Class B
October 1, 2006 to September 30, 2007 ........      0.00        $29.24        (1.76)%         2.27%       (0.07)%       2.20%
October 1, 2005 to September 30, 2006 ........      0.00        $29.87        (1.58)%         2.27%       (0.07)%       2.20%
October 1, 2004 to September 30, 2005 ........      0.00        $30.51        (1.75)%         2.29%       (0.09)%       2.20%
January 30, 2004 9 to September 30, 2004 .....      0.00        $26.66        (1.29)%         2.29%       (0.09)%       2.20%

Class C
October 1, 2006 to September 30, 2007 ........      0.00        $29.49        (1.74)%         2.27%       (0.07)%       2.20%
October 1, 2005 to September 30, 2006 ........      0.00        $30.08        (1.58)%         2.27%       (0.07)%       2.20%
October 1, 2004 to September 30, 2005 ........      0.00        $30.69        (1.73)%         2.29%       (0.09)%       2.20%
January 30, 2004 9 to September 30, 2004 .....      0.00        $26.82        (1.29)%         2.27%       (0.07)%       2.20%

Administrator Class
October 1, 2006 to September 30, 2007 ........      0.00        $30.54        (0.75)%         1.34%       (0.14)%       1.20%
October 1, 2005 to September 30, 2006 ........      0.00        $30.73        (0.58)%         1.33%       (0.13)%       1.20%
October 1, 2004 to September 30, 2005 ........      0.00        $31.01        (0.74)%         1.31%       (0.11)%       1.20%
October 1, 2003 to September 30, 2004 ........      0.00        $26.83        (0.97)%         1.25%       (0.05)%       1.20%
October 1, 2002 to September 30, 2003 ........      0.00        $23.87        (0.65)%         1.34%       (0.13)%       1.21%

SMALL COMPANY VALUE FUND
-------------------------------------------------------------------------------------------------------------------------------
Class A
October 1, 2006 to September 30, 2007 ........      0.00        $15.35        (0.02)%         1.55%       (0.10)%       1.45%
October 1, 2005 to September 30, 2006 ........      0.00        $15.55         0.04%          1.44%       (0.03)%       1.41%
October 1, 2004 to September 30, 2005 ........      0.00        $15.95         0.10%          1.44%       (0.09)%       1.35%
October 1, 2003 to September 30, 2004 ........      0.00        $13.66        (0.06)%         1.58%       (0.13)%       1.45%
October 1, 2002 to September 30, 2003 ........      0.00        $11.56         0.06%          1.43%        0.00%        1.43%

                                                             Portfolio    Net Assets at
                                                   Total     Turnover     End of Period
                                                  Return 2    Rate 3     (000's omitted)
----------------------------------------------------------------------------------------
LARGE COMPANY GROWTH FUND (continued)
----------------------------------------------------------------------------------------
Class B
October 1, 2006 to September 30, 2007 ........    16.31%        10% 5      $    61,402
October 1, 2005 to September 30, 2006 ........     0.11%         6% 5      $   104,320
October 1, 2004 to September 30, 2005 ........     9.63%        18% 5      $   187,895
October 1, 2003 to September 30, 2004 ........     1.52%        14% 5      $   220,657
October 1, 2002 to September 30, 2003 ........    26.45%        13% 5      $   246,894

Class C
October 1, 2006 to September 30, 2007 ........    16.35%        10% 5      $    12,012
October 1, 2005 to September 30, 2006 ........     0.11%         6% 5      $    14,451
October 1, 2004 to September 30, 2005 ........     9.61%        18% 5      $    21,211
October 1, 2003 to September 30, 2004 ........     1.54%        14% 5      $    31,937
October 1, 2002 to September 30, 2003 ........    26.51%        13% 5      $    40,436

Class Z
October 1, 2006 to September 30, 2007 ........    17.00%        10% 5      $    98,973
October 1, 2005 to September 30, 2006 ........     0.71%         6% 5      $   104,803
April 11, 2005 9 to September 30, 2005 .......    10.14%        18% 5      $   124,645

Administrator Class
October 1, 2006 to September 30, 2007 ........    17.50%        10% 5      $ 1,148,716
October 1, 2005 to September 30, 2006 ........     1.12%         6% 5      $ 1,481,399
October 1, 2004 to September 30, 2005 ........    10.73%        18% 5      $ 1,850,677
October 1, 2003 to September 30, 2004 ........     2.57%        14% 5      $ 1,975,616
October 1, 2002 to September 30, 2003 ........    27.60%        13% 5      $ 1,761,429

Institutional Class
October 1, 2006 to September 30, 2007 ........    17.73%        10% 5      $   194,138
October 1, 2005 to September 30, 2006 ........     1.34%         6% 5      $   109,216
October 1, 2004 to September 30, 2005 ........    10.96%        18% 5      $   104,469
June 30, 2004 9 to September 30, 2004 ........    (4.85)%       14% 5      $    52,884

SMALL COMPANY GROWTH FUND
----------------------------------------------------------------------------------------
Class A
October 1, 2006 to September 30, 2007 ........    17.07%       138% 5      $     3,270
October 1, 2005 to September 30, 2006 ........     6.52%       125% 5      $     3,208
October 1, 2004 to September 30, 2005 ........    15.95%       142% 5      $     2,317
January 30, 2004 9 to September 30, 2004 .....    (5.77)%      145% 5      $       832

Class B
October 1, 2006 to September 30, 2007 ........    16.22%       138% 5      $       750
October 1, 2005 to September 30, 2006 ........     5.66%       125% 5      $       899
October 1, 2004 to September 30, 2005 ........    15.12%       142% 5      $       554
January 30, 2004 9 to September 30, 2004 .....    (6.19)%      145% 5      $       144

Class C
October 1, 2006 to September 30, 2007 ........    16.24%       138% 5      $       324
October 1, 2005 to September 30, 2006 ........     5.73%       125% 5      $       213
October 1, 2004 to September 30, 2005 ........    15.10%       142% 5      $        77
January 30, 2004 9 to September 30, 2004 .....    (5.59)%      145% 5      $        28

Administrator Class
October 1, 2006 to September 30, 2007 ........    17.34%       138% 5      $   487,994
October 1, 2005 to September 30, 2006 ........     6.80%       125% 5      $   518,506
October 1, 2004 to September 30, 2005 ........    16.26%       142% 5      $   523,190
October 1, 2003 to September 30, 2004 ........    12.40%       145% 5      $   486,285
October 1, 2002 to September 30, 2003 ........    37.58%       163% 5      $   432,328

SMALL COMPANY VALUE FUND
----------------------------------------------------------------------------------------
Class A
October 1, 2006 to September 30, 2007 ........     5.95%        69% 5      $    66,379
October 1, 2005 to September 30, 2006 ........     6.06%       114% 5      $    81,432
October 1, 2004 to September 30, 2005 ........    23.97%        70% 5      $    72,680
October 1, 2003 to September 30, 2004 ........    22.75%        64% 5      $    31,068
October 1, 2002 to September 30, 2003 ........    37.20%        80% 5      $     8,783

102 Wells Fargo Equity Gateway Funds                        Financial Highlights


                                                 Beginning                    Net Realized    Distributions
                                                 Net Asset        Net        and Unrealized      from Net     Distributions
                                                 Value Per     Investment      Gain (Loss)      Investment       from Net
                                                   Share     Income (Loss)   on Investments       Income      Realized Gains
----------------------------------------------------------------------------------------------------------------------------
SMALL COMPANY VALUE FUND (continued)
----------------------------------------------------------------------------------------------------------------------------
Class B
October 1, 2006 to September 30, 2007 ........     $14.94       (0.12) 7          0.93             0.00           (1.16)
October 1, 2005 to September 30, 2006 ........     $15.48       (0.11) 7          0.89             0.00           (1.32)
October 1, 2004 to September 30, 2005 ........     $13.38       (0.07)            3.05             0.00           (0.88)
October 1, 2003 to September 30, 2004 ........     $11.41       (0.08)            1.57             0.00            0.48
October 1, 2002 to September 30, 2003 ........     $ 8.38       (0.06)            3.09             0.00            0.00

Class C
October 1, 2006 to September 30, 2007 ........     $14.94       (0.12) 7          0.93             0.00           (1.16)
October 1, 2005 to September 30, 2006 ........     $15.48       (0.11) 7          0.89             0.00           (1.32)
October 1, 2004 to September 30, 2005 ........     $13.37       (0.04)            3.03             0.00           (0.88)
October 1, 2003 to September 30, 2004 ........     $11.41       (0.08)            1.56             0.00            0.48
October 1, 2002 to September 30, 2003 ........     $ 8.38       (0.04)            3.07             0.00            0.00

Administrator Class
October 1, 2006 to September 30, 2007 ........     $15.69        0.04 7           0.98            (0.01)          (1.16)
October 1, 2005 to September 30, 2006 ........     $16.08        0.04 7           0.92            (0.03)          (1.32)
October 1, 2004 to September 30, 2005 ........     $13.74        0.02             3.20             0.00           (0.88)
October 1, 2003 to September 30, 2004 ........     $11.60        0.01             1.65             0.00            0.48
October 1, 2002 to September 30, 2003 ........     $ 8.44        0.01             3.15             0.00            0.00

STRATEGIC SMALL CAP VALUE FUND
----------------------------------------------------------------------------------------------------------------------------
Class A
October 31, 2006 9 to September 30, 2007 .....     $10.00        0.00             0.34             0.00            0.00

Class C
October 31, 2006 9 to September 30, 2007 .....     $10.00       (0.03)            0.30             0.00            0.00

Administrator Class
October 31, 2006 9 to September 30, 2007 .....     $10.00        0.02             0.34             0.00            0.00

--------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

Financial Highlights                        Wells Fargo Equity Gateway Funds 103

                                                               Ending           Ratio to Average Net Assets (Annualized) 1
                                                              Net Asset   -----------------------------------------------------
                                                   Return     Value Per   Net Investment     Gross       Expenses       Net
                                                 of Capital     Share      Income (Loss)   Expenses 4     Waived     Expenses 4
-------------------------------------------------------------------------------------------------------------------------------
SMALL COMPANY VALUE FUND (continued)
-------------------------------------------------------------------------------------------------------------------------------
Class B
October 1, 2006 to September 30, 2007 ........      0.00        $14.59        (0.77)%         2.30%       (0.10)%       2.20%
October 1, 2005 to September 30, 2006 ........      0.00        $14.94        (0.71)%         2.18%       (0.03)%       2.15%
October 1, 2004 to September 30, 2005 ........      0.00        $15.48        (0.70)%         2.21%       (0.09)%       2.12%
October 1, 2003 to September 30, 2004 ........      0.00        $13.38        (0.85)%         2.36%       (0.16)%       2.20%
October 1, 2002 to September 30, 2003 ........      0.00        $11.41        (0.67)%         2.18%        0.00%        2.18%

Class C
October 1, 2006 to September 30, 2007 ........      0.00        $14.59        (0.77)%         2.30%       (0.10)%       2.20%
October 1, 2005 to September 30, 2006 ........      0.00        $14.94        (0.71)%         2.18%       (0.03)%       2.15%
October 1, 2004 to September 30, 2005 ........      0.00        $15.48        (0.67)%         2.20%       (0.09)%       2.11%
October 1, 2003 to September 30, 2004 ........      0.00        $13.37        (0.84)%         2.35%       (0.15)%       2.20%
October 1, 2002 to September 30, 2003 ........      0.00        $11.41        (0.80)%         2.18%        0.00%        2.18%

Administrator Class
October 1, 2006 to September 30, 2007 ........      0.00        $15.54         0.26%          1.37%       (0.17)%       1.20%
October 1, 2005 to September 30, 2006 ........      0.00        $15.69         0.26%          1.27%       (0.08)%       1.19%
October 1, 2004 to September 30, 2005 ........      0.00        $16.08         0.33%          1.22%       (0.10)%       1.12%
October 1, 2003 to September 30, 2004 ........      0.00        $13.74         0.15%          1.38%       (0.18)%       1.20%
October 1, 2002 to September 30, 2003 ........      0.00        $11.60         0.21%          1.21%        0.00%        1.21%

STRATEGIC SMALL CAP VALUE FUND
-------------------------------------------------------------------------------------------------------------------------------
Class A
October 31, 2006 9 to September 30, 2007 .....      0.00        $10.34         0.07%         63.76%      (62.31)%       1.45%

Class C
October 31, 2006 9 to September 30, 2007 .....      0.00        $10.27        (0.69)%        60.62%      (58.42)%       2.20%

Administrator Class
October 31, 2006 9 to September 30, 2007 .....      0.00        $10.36         0.17%         84.15%      (82.95)%       1.20%

                                                             Portfolio    Net Assets at
                                                   Total     Turnover     End of Period
                                                  Return 2    Rate 3     (000's omitted)
----------------------------------------------------------------------------------------
SMALL COMPANY VALUE FUND (continued)
----------------------------------------------------------------------------------------
Class B
October 1, 2006 to September 30, 2007 ........      5.15%        69% 5       $  10,413
October 1, 2005 to September 30, 2006 ........      5.24%       114% 5       $  13,463
October 1, 2004 to September 30, 2005 ........     23.01%        70% 5       $  15,802
October 1, 2003 to September 30, 2004 ........     21.89%        64% 5       $  11,571
October 1, 2002 to September 30, 2003 ........     36.23%        80% 5       $   7,520

Class C
October 1, 2006 to September 30, 2007 ........      5.15%        69% 5       $   3,754
October 1, 2005 to September 30, 2006 ........      5.24%       114% 5       $   4,711
October 1, 2004 to September 30, 2005 ........     23.11%        70% 5       $   4,847
October 1, 2003 to September 30, 2004 ........     21.80%        64% 5       $   2,769
October 1, 2002 to September 30, 2003 ........     36.23%        80% 5       $   1,497

Administrator Class
October 1, 2006 to September 30, 2007 ........      6.28%        69% 5       $ 327,372
October 1, 2005 to September 30, 2006 ........      6.26%       114% 5       $ 272,787
October 1, 2004 to September 30, 2005 ........     24.21%        70% 5       $ 140,337
October 1, 2003 to September 30, 2004 ........     23.05%        64% 5       $  59,797
October 1, 2002 to September 30, 2003 ........     37.51%        80% 5       $  33,583

STRATEGIC SMALL CAP VALUE FUND
----------------------------------------------------------------------------------------
Class A
October 31, 2006 9 to September 30, 2007 .....      3.40%        64% 5       $     203

Class C
October 31, 2006 9 to September 30, 2007 .....      2.70%        64% 5       $     126

Administrator Class
October 31, 2006 9 to September 30, 2007 .....      3.60%        64% 5       $      15

104 Wells Fargo Equity Gateway Funds               Notes to Financial Statements


1. ORGANIZATION

Wells Fargo Funds Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. The Trust commenced operations on November 8, 1999, and at September 30, 2007, was comprised of 114 separate series (each, a "Fund", collectively, the "Funds"). These financial statements present the C&B Large Cap Value Fund, Diversified Equity Fund, Diversified Small Cap Fund, Emerging Growth Fund, Equity Income Fund, Equity Value Fund, Growth Equity Fund, International Value Fund, Large Cap Appreciation Fund, Large Company Growth Fund, Small Company Growth Fund, Small Company Value Fund, and Strategic Small Cap Value Fund. These Funds are each a diversified series of the Trust.

The separate classes of shares offered by each Fund differ principally in applicable sales charges and distribution, shareholder servicing and administration fees. Shareholders of each class bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of a Fund, earn income from the portfolio, and are allocated unrealized gains and losses pro rata based on the average daily net assets of each class, without distinction between share classes. Dividends are determined separately for each class based on income and expenses allocable to each class. Realized gains and losses are allocated to each class pro rata based upon the net assets of each class on the date realized. Differences in per share dividend rates generally result from the relative weightings of pro rata income and realized gain allocations and from differences in separate class expenses, including distribution, shareholder servicing, and administration fees.

The C&B Large Cap Value Fund, Diversified Equity Fund, Diversified Small Cap Fund, Emerging Growth Fund, Equity Income Fund, Equity Value Fund, Growth Equity Fund, International Value Fund, Large Cap Appreciation Fund, Large Company Growth Fund, Small Company Growth Fund, Small Company Value Fund, and Strategic Small Cap Value Fund each seek to achieve its investment objective by investing all investable assets in one or more separate diversified portfolios (each, a "Master Portfolio", collectively, the "Master Portfolios") of Wells Fargo Master Trust, a registered open-end management investment company. Each Master Portfolio directly acquires portfolio securities, and a Fund investing in a Master Portfolio acquires an indirect interest in those securities. Each Fund accounts for its investment in the Master Portfolios as partnership investments and records daily its share of the Master Portfolio's income, expenses, and realized and unrealized gains and losses. The financial statements of the Master Portfolios with a fiscal year-end of September 30, 2007, are in this report and should be read in conjunction with each Fund's financial statements. The C&B Large Cap Value Fund, Diversified Equity Fund, Diversified Small Cap Fund, Emerging Growth Fund, Equity Income Fund, Equity Value Fund, Growth Equity Fund, International Value Fund, Large Cap Appreciation Fund, Large Company Growth Fund, Small Company Growth Fund, Small Company Value Fund, and Strategic Small Cap Value Fund own the following percentages of the Master Portfolio(s) in which each Fund invests:

-----------------------------------------------------------------------------------------------------------------------------------
                                          C&B Large   Diversified    Diversified    Emerging      Equity      Equity      Growth
                                          Cap Value      Equity         Small        Growth       Income       Value      Equity
                                            Fund          Fund        Cap Fund        Fund         Fund        Fund        Fund
-----------------------------------------------------------------------------------------------------------------------------------
C&B LARGE CAP VALUE PORTFOLIO                79%           8%             NA           NA           NA           NA         NA
-----------------------------------------------------------------------------------------------------------------------------------
DISCIPLINED GROWTH PORTFOLIO                  NA          35%             NA           NA           NA           NA        15%
-----------------------------------------------------------------------------------------------------------------------------------
EMERGING GROWTH PORTFOLIO                     NA           9%            59%           4%           NA           NA        14%
-----------------------------------------------------------------------------------------------------------------------------------
EQUITY INCOME PORTFOLIO                       NA          16%             NA           NA          61%           NA         NA
-----------------------------------------------------------------------------------------------------------------------------------
EQUITY VALUE PORTFOLIO                        NA          17%             NA           NA           NA          24%         NA
-----------------------------------------------------------------------------------------------------------------------------------
INDEX PORTFOLIO                               NA          11%             NA           NA           NA           NA         NA
-----------------------------------------------------------------------------------------------------------------------------------
INTERNATIONAL CORE PORTFOLIO                  NA          30%             NA           NA           NA           NA        26%
-----------------------------------------------------------------------------------------------------------------------------------
INTERNATIONAL GROWTH PORTFOLIO                NA          16%             NA           NA           NA           NA        14%
-----------------------------------------------------------------------------------------------------------------------------------
INTERNATIONAL INDEX PORTFOLIO                 NA          30%             NA           NA           NA           NA        26%
-----------------------------------------------------------------------------------------------------------------------------------
INTERNATIONAL VALUE PORTFOLIO                 NA          10%             NA           NA           NA           NA         9%
-----------------------------------------------------------------------------------------------------------------------------------
LARGE CAP APPRECIATION PORTFOLIO              NA          18%             NA           NA           NA           NA         NA
-----------------------------------------------------------------------------------------------------------------------------------
LARGE COMPANY GROWTH PORTFOLIO                NA           8%             NA           NA           NA           NA         6%
-----------------------------------------------------------------------------------------------------------------------------------

Notes to Financial Statements               Wells Fargo Equity Gateway Funds 105


-----------------------------------------------------------------------------------------------------------------------------------
                                          C&B Large   Diversified    Diversified    Emerging      Equity      Equity      Growth
                                          Cap Value      Equity         Small        Growth       Income       Value      Equity
                                            Fund          Fund        Cap Fund        Fund         Fund        Fund        Fund
-----------------------------------------------------------------------------------------------------------------------------------
SMALL CAP INDEX PORTFOLIO                     NA          10%            61%           NA           NA           NA        15%
-----------------------------------------------------------------------------------------------------------------------------------
SMALL COMPANY GROWTH PORTFOLIO                NA           4%            25%           NA           NA           NA         6%
-----------------------------------------------------------------------------------------------------------------------------------
SMALL COMPANY VALUE PORTFOLIO                 NA           1%             5%           NA           NA           NA         1%
-----------------------------------------------------------------------------------------------------------------------------------
STRATEGIC SMALL CAP VALUE PORTFOLIO           NA          10%            60%           NA           NA           NA        15%
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
                                                                      Large Cap      Large        Small        Small     Strategic
                                                     International  Appreciation    Company      Company      Company    Small Cap
                                                       Value Fund       Fund      Growth Fund  Growth Fund  Value Fund  Value Fund
-----------------------------------------------------------------------------------------------------------------------------------
C&B LARGE CAP VALUE PORTFOLIO                              NA             NA           NA           NA           NA         NA
-----------------------------------------------------------------------------------------------------------------------------------
DISCIPLINED GROWTH PORTFOLIO                               NA             NA           NA           NA           NA         NA
-----------------------------------------------------------------------------------------------------------------------------------
EMERGING GROWTH PORTFOLIO                                  NA             NA           NA           NA           NA         NA
-----------------------------------------------------------------------------------------------------------------------------------
EQUITY INCOME PORTFOLIO                                    NA             NA           NA           NA           NA         NA
-----------------------------------------------------------------------------------------------------------------------------------
EQUITY VALUE PORTFOLIO                                     NA             NA           NA           NA           NA         NA
-----------------------------------------------------------------------------------------------------------------------------------
INDEX PORTFOLIO                                            NA             NA           NA           NA           NA         NA
-----------------------------------------------------------------------------------------------------------------------------------
INTERNATIONAL CORE PORTFOLIO                               NA             NA           NA           NA           NA         NA
-----------------------------------------------------------------------------------------------------------------------------------
INTERNATIONAL GROWTH PORTFOLIO                             NA             NA           NA           NA           NA         NA
-----------------------------------------------------------------------------------------------------------------------------------
INTERNATIONAL INDEX PORTFOLIO                              NA             NA           NA           NA           NA         NA
-----------------------------------------------------------------------------------------------------------------------------------
INTERNATIONAL VALUE PORTFOLIO                             65%             NA           NA           NA           NA         NA
-----------------------------------------------------------------------------------------------------------------------------------
LARGE CAP APPRECIATION PORTFOLIO                           NA            56%           NA           NA           NA         NA
-----------------------------------------------------------------------------------------------------------------------------------
LARGE COMPANY GROWTH PORTFOLIO                             NA             NA          72%           NA           NA         NA
-----------------------------------------------------------------------------------------------------------------------------------
SMALL CAP INDEX PORTFOLIO                                  NA             NA           NA           NA           NA         NA
-----------------------------------------------------------------------------------------------------------------------------------
SMALL COMPANY GROWTH PORTFOLIO                             NA             NA           NA          59%           NA         NA
-----------------------------------------------------------------------------------------------------------------------------------
SMALL COMPANY VALUE PORTFOLIO                              NA             NA           NA           NA          80%         NA
-----------------------------------------------------------------------------------------------------------------------------------
STRATEGIC SMALL CAP VALUE PORTFOLIO                        NA             NA           NA           NA           NA         0%*
-----------------------------------------------------------------------------------------------------------------------------------

*     The amount invested is less than 1%.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Trust, are in conformity with accounting principles generally accepted in the United States of America ("GAAP") for investment companies.

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Under the Trust's organizational documents, their officers and directors are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust's maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

106 Wells Fargo Equity Gateway Funds               Notes to Financial Statements


SECURITIES VALUATION

Investments in the Master Portfolios are valued daily based upon each Fund's proportionate share of each Master Portfolio's net assets, which are also valued daily. Securities held in the Master Portfolios are valued as discussed in the Notes to Financial Statements of the Master Portfolios, which are included elsewhere in this report.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Securities transactions are recorded on a trade date basis. Realized gains or losses are reported on the basis of identified cost of securities delivered. Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily.

Dividend income is recognized on the ex-dividend date, except for certain dividends from foreign securities, which are recorded as soon as the Fund is informed of the ex-dividend date. Dividend income from foreign securities is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

DISTRIBUTIONS TO SHAREHOLDERS

Net investment income, if any, is declared and distributed to shareholders annually, with the exception of the Equity Income Fund, for which net investment income, if any, is declared and distributed quarterly. Distributions to shareholders from net realized capital gains, if any, are declared and distributed at least annually.

For federal income tax purposes, a Fund may designate as capital gains distributions the earnings and profits distributed to shareholders on the redemption of fund shares during the year.

Distributions are based on amounts calculated in accordance with the applicable federal income tax regulations, which may differ from GAAP. The timing and character of distributions made during the period from net investment income or net realized gains may also differ from their ultimate characterization for federal income tax purposes. To the extent that these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment. Temporary differences do not require reclassifications.

At September 30, 2007, as a result of permanent book-to-tax differences, the following reclassification adjustments were made on the Statement of Assets and
Liabilities:

-------------------------------------------------------------------------------------------------
                                      Undistributed Net    Undistributed Net
FUND                                  Investment Income   Realized Gain (Loss)   Paid-in Capital
-------------------------------------------------------------------------------------------------
C&B LARGE CAP VALUE FUND                 $         0         $           0         $          0
-------------------------------------------------------------------------------------------------
DIVERSIFIED EQUITY FUND                      (56,917)               54,609                2,308
-------------------------------------------------------------------------------------------------
DIVERSIFIED SMALL CAP FUND                   977,043              (977,043)                   0
-------------------------------------------------------------------------------------------------
EMERGING GROWTH FUND                           4,643                     0               (4,643)
-------------------------------------------------------------------------------------------------
EQUITY INCOME FUND                           788,765           (12,986,324)          12,197,559
-------------------------------------------------------------------------------------------------
EQUITY VALUE FUND                             (8,887)                4,832                4,055
-------------------------------------------------------------------------------------------------
GROWTH EQUITY FUND                            48,660               (50,594)               1,934
-------------------------------------------------------------------------------------------------
INTERNATIONAL VALUE FUND                     (74,492)               74,492                    0
-------------------------------------------------------------------------------------------------
LARGE CAP APPRECIATION FUND                   16,392                    35              (16,427)
-------------------------------------------------------------------------------------------------
LARGE COMPANY GROWTH FUND                  4,166,075           (16,401,512)          12,235,437
-------------------------------------------------------------------------------------------------
SMALL COMPANY GROWTH FUND                  3,962,340            (3,962,157)                (183)
-------------------------------------------------------------------------------------------------
SMALL COMPANY VALUE FUND                     (87,009)              147,720              (60,711)
-------------------------------------------------------------------------------------------------
STRATEGIC SMALL CAP VALUE FUND                    16                   (20)                   4
-------------------------------------------------------------------------------------------------

FEDERAL INCOME TAXES

Each Fund is treated as a separate entity for federal income tax purposes. It is the policy of each Fund of the Trust to continue to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code (the "Code"), and to make

Notes to Financial Statements               Wells Fargo Equity Gateway Funds 107


distributions of substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required at September 30, 2007.

At September 30, 2007, net capital loss carryforwards, which are available to offset future net realized capital gains, were:

--------------------------------------------------------------------------------
                                                                   Capital Loss
FUND                                            Expiration Year   Carryforwards
--------------------------------------------------------------------------------
LARGE COMPANY GROWTH FUND                            2008         $      74,435
                                                     2009            10,803,602
                                                     2010            43,579,411
                                                     2011           162,908,821
                                                     2012            46,100,191
                                                     2013            10,507,524
--------------------------------------------------------------------------------

3. EXPENSES

ADVISORY FEES

The Trust has entered into an advisory contract with Wells Fargo Funds Management, LLC ("Funds Management"). Funds Management is responsible for implementing investment policies and guidelines and for supervising the subadviser, who is responsible for day-to-day portfolio management.

For each Fund that invests all of its assets in single Master Portfolios, Funds Management does not currently receive investment advisory fees. For each Fund that is invested in multiple Master Portfolios, Funds Management is entitled to receive an investment advisory fee of 0.25% of each Fund's average daily net assets for providing such advisory services, including the determination of the asset allocations of each Fund's investments in the various Master Portfolios. Funds Management acts as adviser to the Master Portfolios, and is entitled to receive fees from the Master Portfolios for those services.

Each Fund that invests its assets in one or more of the Master Portfolios may withdraw its investments from its corresponding Master Portfolio(s) at any time if the Board of Trustees determines that it is in the best interest of the Fund to do so. Upon such redemption and subsequent direct investment in a portfolio of securities, Funds Management (and the corresponding subadviser, if any) may receive an investment advisory fee for the direct management of those assets.

ADMINISTRATION AND TRANSFER AGENT FEES

The Trust has entered into an Administration Agreement with Funds Management. Under this Agreement, for providing administrative services, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers, Funds Management is entitled to receive the following annual fees:

--------------------------------------------------------------------------------
                                                            Administration Fees
                                          Average Daily        (% of Average
                                            Net Assets       Daily Net Assets)
--------------------------------------------------------------------------------
Fund level                               First $5 billion           0.05
                                          Next $5 billion           0.04
                                         Over $10 billion           0.03
--------------------------------------------------------------------------------
Class A                                  All asset levels           0.28
--------------------------------------------------------------------------------
Class B                                  All asset levels           0.28
--------------------------------------------------------------------------------
Class C                                  All asset levels           0.28
--------------------------------------------------------------------------------
Class D                                  All asset levels           0.28
--------------------------------------------------------------------------------
Class Z                                  All asset levels           0.45
--------------------------------------------------------------------------------
Administrator Class                      All asset levels           0.10
--------------------------------------------------------------------------------
Institutional Class                      All asset levels           0.08
--------------------------------------------------------------------------------
Investor Class                           All asset levels           0.45
--------------------------------------------------------------------------------

108 Wells Fargo Equity Gateway Funds               Notes to Financial Statements


The Trust has entered into an agreement with Boston Financial Data Services ("BFDS") as the transfer agent for the Trust. Transfer agent fees are paid by Funds Management and not by the Funds.

CUSTODY FEES

The Trust has entered into a contract with Wells Fargo Bank, N.A. ("WFB"), whereby WFB is responsible for providing custody services. WFB does not receive a custodial fee for any Fund that invests its assets solely in one or more Master Portfolios or other investment companies.

SHAREHOLDER SERVICING FEES

The Trust has entered into contracts with one or more shareholder servicing agents, whereby each Fund is charged the following annual fees:

---------------------------------------------------------------------------------------------------------
                                                                                          % of Average
SHARE CLASS                                                                             Daily Net Assets
---------------------------------------------------------------------------------------------------------
Class A, Class B, Class C, Class D, Class Z, Administrator Class, Investor Class              0.25
---------------------------------------------------------------------------------------------------------

For the year ended September 30, 2007, shareholder servicing fees paid were as follows:

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                            Administrator  Institutional  Investor
FUND                                  Class A     Class B    Class C   Class D    Class Z       Class          Class        Class
-----------------------------------------------------------------------------------------------------------------------------------
C&B LARGE CAP VALUE FUND            $   174,806  $  67,881  $ 42,174  $ 493,147         NA   $ 1,078,435         NA            NA
-----------------------------------------------------------------------------------------------------------------------------------
DIVERSIFIED EQUITY FUND                 317,525    117,481    16,506         NA         NA     2,818,980         NA            NA
-----------------------------------------------------------------------------------------------------------------------------------
DIVERSIFIED SMALL CAP FUND                   NA         NA        NA         NA         NA     1,935,170         NA            NA
-----------------------------------------------------------------------------------------------------------------------------------
EMERGING GROWTH FUND                         NA         NA        NA         NA         NA            24         NA       $ 2,939
-----------------------------------------------------------------------------------------------------------------------------------
EQUITY INCOME FUND                      439,492     77,261    11,950         NA         NA       907,432         NA            NA
-----------------------------------------------------------------------------------------------------------------------------------
EQUITY VALUE FUND                        12,735      7,053     1,518         NA         NA       200,527         NA            NA
-----------------------------------------------------------------------------------------------------------------------------------
GROWTH EQUITY FUND                       77,620     19,517     2,810         NA         NA       929,066         NA            NA
-----------------------------------------------------------------------------------------------------------------------------------
INTERNATIONAL VALUE FUND                 29,935      4,890     1,929         NA         NA       503,017         NA            NA
-----------------------------------------------------------------------------------------------------------------------------------
LARGE CAP APPRECIATION FUND              89,215      9,131     2,114         NA         NA       122,593         NA            NA
-----------------------------------------------------------------------------------------------------------------------------------
LARGE COMPANY GROWTH FUND             1,162,826    206,171    33,079         NA  $ 252,722     3,215,822         NA            NA
-----------------------------------------------------------------------------------------------------------------------------------
SMALL COMPANY GROWTH FUND                 7,899      2,103       667         NA         NA     1,303,745         NA            NA
-----------------------------------------------------------------------------------------------------------------------------------
SMALL COMPANY VALUE FUND                198,903     32,186    11,062         NA         NA       797,800         NA            NA
-----------------------------------------------------------------------------------------------------------------------------------
STRATEGIC SMALL CAP VALUE FUND              146         NA       149         NA         NA            33         NA            NA
-----------------------------------------------------------------------------------------------------------------------------------

DISTRIBUTION FEES

The Trust has adopted a Distribution Plan (the "Plan") for Class B and Class C shares of the applicable Funds pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are charged to the Class B and Class C shares and paid to Wells Fargo Funds Distributor, LLC at an annual rate of 0.75% of average daily net assets.

For the year ended September 30, 2007, distribution fees incurred are disclosed on the Statements of Operations.

OTHER FEES

PFPC, Inc. ("PFPC") serves as fund accountant for the Trust and is entitled to receive an annual asset-based fee and an annual fixed fee from each Fund. PFPC is also entitled to be reimbursed for all out-of-pocket expenses reasonably incurred in providing these services.

Each Fund also bears its share of other fees and expenses incurred in the normal course of business, including but not limited to: professional fees, registration fees, shareholder reporting costs, and Trustees fees and expenses. The Trust compensates its Trustees for their services, plus travel and other expenses incurred in attending Board meetings.

Notes to Financial Statements               Wells Fargo Equity Gateway Funds 109


WAIVED FEES AND REIMBURSED EXPENSES

All amounts shown as waived fees or reimbursed expenses in the Statements of Operations, for the year ended September 30, 2007, were waived by Funds Management proportionately from all classes, first from advisory fees, and then from any Class specific expenses, if applicable. Funds Management has contractually committed through January 31, 2009, to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Funds. Net operating expense ratios in effect for the year ended September 30, 2007, were as follows:

-----------------------------------------------------------------------------------------------------------------------------------
                                                                    Net Operating Expense Ratios
                                                                    ----------------------------
                                                                                            Administrator  Institutional  Investor
FUND                                  Class A     Class B    Class C   Class D    Class Z       Class          Class        Class
-----------------------------------------------------------------------------------------------------------------------------------
C&B LARGE CAP VALUE FUND               1.20%       1.95%      1.95%     1.20%        NA         0.95%         0.70%           NA
-----------------------------------------------------------------------------------------------------------------------------------
DIVERSIFIED EQUITY FUND                1.25%       2.00%      2.00%       NA         NA         1.00%           NA            NA
-----------------------------------------------------------------------------------------------------------------------------------
DIVERSIFIED SMALL CAP FUND               NA          NA         NA        NA         NA         1.20%           NA            NA
-----------------------------------------------------------------------------------------------------------------------------------
EMERGING GROWTH FUND                     NA          NA         NA        NA         NA         1.20%           NA          1.49%
-----------------------------------------------------------------------------------------------------------------------------------
EQUITY INCOME FUND                     1.10%       1.85%      1.85%       NA         NA         0.85%           NA            NA
-----------------------------------------------------------------------------------------------------------------------------------
EQUITY VALUE FUND                      1.25%       2.00%      2.00%       NA         NA         1.00%         0.75%           NA
-----------------------------------------------------------------------------------------------------------------------------------
GROWTH EQUITY FUND                     1.50%       2.25%      2.25%       NA         NA         1.25%         1.05%           NA
-----------------------------------------------------------------------------------------------------------------------------------
INTERNATIONAL VALUE FUND               1.50%       2.25%      2.25%       NA         NA         1.25%         1.05%           NA
-----------------------------------------------------------------------------------------------------------------------------------
LARGE CAP APPRECIATION FUND            1.25%       2.00%      2.00%       NA         NA         1.00%         0.70%           NA
-----------------------------------------------------------------------------------------------------------------------------------
LARGE COMPANY GROWTH FUND              1.20%       1.95%      1.95%       NA       1.37%        0.95%         0.75%           NA
-----------------------------------------------------------------------------------------------------------------------------------
SMALL COMPANY GROWTH FUND              1.45%       2.20%      2.20%       NA         NA         1.20%           NA            NA
-----------------------------------------------------------------------------------------------------------------------------------
SMALL COMPANY VALUE FUND               1.45%       2.20%      2.20%       NA         NA         1.20%           NA            NA
-----------------------------------------------------------------------------------------------------------------------------------
STRATEGIC SMALL CAP VALUE FUND         1.45%         NA       2.20%       NA         NA         1.20%           NA            NA
-----------------------------------------------------------------------------------------------------------------------------------

4. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, exclusive of short-term securities (securities with maturities of one year or less at purchase date) and U.S. Government obligations for the year ended September 30, 2007, were as follows:

--------------------------------------------------------------------------------
FUND*                                        Purchases at Cost   Sales Proceeds
--------------------------------------------------------------------------------
C&B LARGE CAP VALUE FUND                       $ 426,720,098     $ 196,923,007
--------------------------------------------------------------------------------
DIVERSIFIED EQUITY FUND                          493,713,959       656,864,905
--------------------------------------------------------------------------------
DIVERSIFIED SMALL CAP FUND                       613,485,634       660,526,850
--------------------------------------------------------------------------------
EMERGING GROWTH FUND                               5,166,641         2,537,223
--------------------------------------------------------------------------------
EQUITY INCOME FUND                                82,586,333       365,564,268
--------------------------------------------------------------------------------
EQUITY VALUE FUND                                159,705,683       147,833,997
--------------------------------------------------------------------------------
GROWTH EQUITY FUND                               260,966,912       345,500,586
--------------------------------------------------------------------------------
INTERNATIONAL VALUE FUND                          98,838,520        45,593,971
--------------------------------------------------------------------------------
LARGE CAP APPRECIATION FUND                      134,640,172       145,607,936
--------------------------------------------------------------------------------
LARGE COMPANY GROWTH FUND                        211,004,534       779,865,970
--------------------------------------------------------------------------------
SMALL COMPANY GROWTH FUND                        736,018,442       868,084,024
--------------------------------------------------------------------------------
SMALL COMPANY VALUE FUND                         296,483,967       273,955,139
--------------------------------------------------------------------------------
STRATEGIC SMALL CAP VALUE FUND                       170,105           188,572
--------------------------------------------------------------------------------

* These Funds seek to achieve their investment objectives by investing some or all of its investable assets in one or more Master Portfolios. Purchases and sales related to these investments have been calculated by aggregating the results of multiplying such Fund's ownership percentage of the respective Master Portfolio by the corresponding Master Portfolio's purchases and sales.

110 Wells Fargo Equity Gateway Funds               Notes to Financial Statements


5. BANK BORROWINGS

Wells Fargo Funds Trust and Wells Fargo Variable Trust (excluding the money market funds) share in a revolving Credit Agreement with The Bank of New York, whereby the Funds are permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. The agreement permits borrowings of up to $150 million, collectively. Interest is charged to each Fund based on its borrowing at a rate equal to the Federal Funds Rate plus 0.40%. In addition, the Funds pay a quarterly commitment fee equal to 0.1% per annum of the credit line. For the year ended September 30, 2007, Equity Income Fund paid a total of $6,286 in interest and the Fund had borrowings under this Agreement as follows:

--------------------------------------------------------------------------------
                                                               Weighted Average
FUND                                             Loan Amount     Interest Rate
--------------------------------------------------------------------------------
EQUITY INCOME FUND                              $ 40,050,000         5.65%
--------------------------------------------------------------------------------

6. DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid during the year ended September 30, 2007, and September 30, 2006, was as follows:

------------------------------------------------------------------------------------------------------
                                          Ordinary       Long-Term     Dividends Paid
                                           Income       Capital Gain    on Redemption       Total
FUND*                                        2007           2007            2007             2007
------------------------------------------------------------------------------------------------------
C&B LARGE CAP VALUE FUND                $ 17,865,757   $  17,381,087   $          0     $  35,246,844
------------------------------------------------------------------------------------------------------
DIVERSIFIED EQUITY FUND                   27,467,940     103,150,887              0       130,618,827
------------------------------------------------------------------------------------------------------
DIVERSIFIED SMALL CAP FUND                25,193,116      51,730,181              0        76,923,297
------------------------------------------------------------------------------------------------------
EMERGING GROWTH FUND                               0               0              0                 0
------------------------------------------------------------------------------------------------------
EQUITY INCOME FUND                        15,980,631      88,420,403     12,197,560       116,598,594
------------------------------------------------------------------------------------------------------
EQUITY VALUE FUND                            932,625       1,798,261              0         2,730,886
------------------------------------------------------------------------------------------------------
GROWTH EQUITY FUND                        14,885,449      49,236,717              0        64,122,166
------------------------------------------------------------------------------------------------------
INTERNATIONAL VALUE FUND                      21,538          64,399              0            85,937
------------------------------------------------------------------------------------------------------
LARGE CAP APPRECIATION FUND                1,573,061       4,848,471              0         6,421,532
------------------------------------------------------------------------------------------------------
LARGE COMPANY GROWTH FUND                          0               0              0                 0
------------------------------------------------------------------------------------------------------
SMALL COMPANY GROWTH FUND                 45,735,037      35,876,119              0        81,611,156
------------------------------------------------------------------------------------------------------
SMALL COMPANY VALUE FUND                   7,970,995      19,119,017              0        27,090,012
------------------------------------------------------------------------------------------------------
STRATEGIC SMALL CAP VALUE FUND                     0               0              0                 0
------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------
                                                          Ordinary        Long-Term
                                                           Income       Capital Gain        Total
FUND*                                                       2006            2006             2006
------------------------------------------------------------------------------------------------------
C&B LARGE CAP VALUE FUND                               $  11,287,496   $    2,615,952   $  13,903,448
------------------------------------------------------------------------------------------------------
DIVERSIFIED EQUITY FUND                                   30,379,749      135,529,911     165,909,660
------------------------------------------------------------------------------------------------------
DIVERSIFIED SMALL CAP FUND                                12,233,436       38,797,132      51,030,568
------------------------------------------------------------------------------------------------------
EQUITY INCOME FUND                                        13,330,168      182,069,266     195,399,434
------------------------------------------------------------------------------------------------------
EQUITY VALUE FUND                                            295,525           73,635         369,160
------------------------------------------------------------------------------------------------------
GROWTH EQUITY FUND                                        17,222,868       66,614,708      83,837,576
------------------------------------------------------------------------------------------------------
INTERNATIONAL VALUE FUND                                       2,005            3,741           5,746
------------------------------------------------------------------------------------------------------
LARGE CAP APPRECIATION FUND                                   40,002        2,966,963       3,006,965
------------------------------------------------------------------------------------------------------
LARGE COMPANY GROWTH FUND                                  5,099,972                0       5,099,972
------------------------------------------------------------------------------------------------------
SMALL COMPANY GROWTH FUND                                    694,111       38,704,448      39,398,559
------------------------------------------------------------------------------------------------------
SMALL COMPANY VALUE FUND                                   9,231,228       14,140,657      23,371,885
------------------------------------------------------------------------------------------------------

Notes to Financial Statements               Wells Fargo Equity Gateway Funds 111


As of September 30, 2007, the components of distributable earnings on a tax basis are shown in the table below. The difference between book basis and tax basis appreciation is attributable primarily to the tax deferral of loses on wash sales, REIT and PFIC (Passive Foreign Investment Company) adjustments.

----------------------------------------------------------------------------------------------------------------------------------
                                                                                    Unrealized
                                                Undistributed     Undistributed    Appreciation     Capital Loss
FUND*                                          Ordinary Income   Long-Term Gain   (Depreciation)   Carryforward**       Total
----------------------------------------------------------------------------------------------------------------------------------
C&B LARGE CAP VALUE FUND                        $  6,496,513      $16,773,006     $  109,628,059    $           0   $ 132,897,578
----------------------------------------------------------------------------------------------------------------------------------
DIVERSIFIED EQUITY FUND                           20,621,166       87,989,784        405,888,683                0     514,499,633
----------------------------------------------------------------------------------------------------------------------------------
DIVERSIFIED SMALL CAP FUND                        19,886,567       27,495,902        124,069,365                0     171,451,834
----------------------------------------------------------------------------------------------------------------------------------
EMERGING GROWTH FUND                                       0                0            159,365          (40,499)        118,866
----------------------------------------------------------------------------------------------------------------------------------
EQUITY INCOME FUND                                         0       78,393,959       (109,483,406)               0     (31,089,447)
----------------------------------------------------------------------------------------------------------------------------------
EQUITY VALUE FUND                                  4,839,265        2,617,016         20,492,957                0      27,949,238
----------------------------------------------------------------------------------------------------------------------------------
GROWTH EQUITY FUND                                 9,451,017       51,831,526        176,892,232                0     238,174,775
----------------------------------------------------------------------------------------------------------------------------------
INTERNATIONAL VALUE FUND                           3,909,737        3,169,251         33,889,352                0      40,968,340
----------------------------------------------------------------------------------------------------------------------------------
LARGE CAP APPRECIATION FUND                                0        1,815,111         14,136,176                0      15,951,287
----------------------------------------------------------------------------------------------------------------------------------
LARGE COMPANY GROWTH FUND                                  0                0        450,411,916     (273,973,984)    176,437,932
----------------------------------------------------------------------------------------------------------------------------------
SMALL COMPANY GROWTH FUND                         24,479,147       18,189,417         20,974,024                0      63,642,588
----------------------------------------------------------------------------------------------------------------------------------
SMALL COMPANY VALUE FUND                           3,935,785       22,698,441         49,144,870                0      75,779,096
----------------------------------------------------------------------------------------------------------------------------------
STRATEGIC SMALL CAP VALUE FUND                           278              792             10,411                0          11,481
----------------------------------------------------------------------------------------------------------------------------------

*     The amounts shown are based on the Fund's tax year of May 31, 2007.

** This amount includes the post-October loss, which will reverse on the first day of the following fiscal year.

7. LEGAL AND REGULATORY MATTERS

In 2004, the predecessor Strong Funds' investment adviser and affiliates (collectively, "Strong") entered into agreements with certain regulators, including the SEC and the New York Attorney General ("NYAG"), to settle market-timing investigations. In the settlements, Strong agreed to pay investor restoration and civil penalties. Although some portion of these payments is likely to be distributed to predecessor Strong Fund shareholders, no determination has yet been made as to the distribution of these amounts, and the successor funds are not expected to receive any portion of these payments. The NYAG settlement also imposed fee reductions across the predecessor Strong Fund complex (excluding money market funds and very short-term income funds) totaling at least $35 million by May 2009. Funds Management has agreed to honor these fee reductions for the benefit of shareholders across the successor funds. Although civil litigation against Strong and certain predecessor Strong Funds relating to these matters is continuing, neither the current adviser nor the successor funds is a party to any such suit.

8. NEW ACCOUNTING PRONOUNCEMENTS

In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 48 ("FIN 48"), "Accounting for Uncertainty in Income
Taxes." This standard defines the threshold for recognizing the benefits of tax-return positions in the financial statements as "more-likely-than-not" to be sustained by the taxing authority and requires measurement of a tax position meeting the more-likely-than-not criterion, based on the largest benefit that is more than 50 percent likely to be realized. FIN 48 is effective as of the beginning of the first fiscal year beginning after December 15, 2006 (January 1, 2007 for calendar-year companies), with early application permitted if no interim financial statements have been issued. In December 2006, the SEC issued a letter allowing for an implementation delay for funds until the last NAV calculation in the first required reporting period for fiscal years beginning after December 15, 2006. At adoption, companies must adjust their financial statements to reflect only those tax positions that are more-likely-than-not to be sustained as of the adoption date. As of September 30, 2007, Management does not believe the impact of the adoption of FIN 48 will be material to the financial statements.

112 Wells Fargo Equity Gateway Funds               Notes to Financial Statements


In September 2006, the FASB issued Statement on Financial Accounting Standards ("SFAS") No. 157, "Fair Value Measurements." This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of September 30, 2007, Management does not believe the adoption of SFAS No. 157 will impact the financial statement amounts, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.

Report of Independent Registered Public Accounting Firm

                                            Wells Fargo Equity Gateway Funds 113


BOARD OF TRUSTEES AND SHAREHOLDERS OF
WELLS FARGO FUNDS TRUST:

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of the C&B Large Cap Value Fund, Diversified Equity Fund, Diversified Small Cap Fund, Emerging Growth Fund, Equity Income Fund, Equity Value Fund, Growth Equity Fund, International Value Fund, Large Cap Appreciation Fund, Large Company Growth Fund, Small Company Growth Fund, Small Company Value Fund, and Strategic Small Cap Value Fund (collectively the "Funds"), thirteen of the funds constituting the Wells Fargo Funds Trust, as of September 30, 2007, and the related statements of operations for the year or periods then ended, and statements of changes in net assets and the financial highlights for the periods presented. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2007, by correspondence with custodians and brokers. As to securities purchased or sold but not yet received or delivered, we performed other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the aforementioned funds of the Wells Fargo Funds Trust as of September 30, 2007, the results of their operations for the year or periods then ended, and the changes in their net assets and the financial highlights for the periods presented, in conformity with U.S. generally accepted accounting principles.

                                                    /s/ KPMG LLP

Philadelphia, Pennsylvania
November 21, 2007

THIS PAGE IS INTENTIONALLY LEFT BLANK.

Portfolio of Investments--September 30, 2007

                                     Wells Fargo Advantage Master Portfolios 115


C&B LARGE CAP VALUE PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                            VALUE
COMMON STOCKS: 95.26%

APPAREL & ACCESSORY STORES: 1.05%
    228,200  KOHL'S CORPORATION+                                                                                  $   13,082,706
                                                                                                                  --------------
APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS: 3.23%
    894,880  JONES APPAREL GROUP INCORPORATED<<                                                                       18,908,814
    262,050  VF CORPORATION                                                                                           21,160,538

                                                                                                                      40,069,352
                                                                                                                  --------------
BUSINESS SERVICES: 5.36%
  1,038,200  MICROSOFT CORPORATION                                                                                    30,585,372
    747,900  OMNICOM GROUP INCORPORATED                                                                               35,966,511

                                                                                                                      66,551,883
                                                                                                                  --------------
CHEMICALS & ALLIED PRODUCTS: 8.54%
    408,450  AVERY DENNISON CORPORATION                                                                               23,289,819
    322,890  AVON PRODUCTS INCORPORATED<<                                                                             12,118,062
    425,290  COLGATE-PALMOLIVE COMPANY                                                                                30,331,683
    169,680  HENKEL KGAA ADR                                                                                           7,992,216
    491,900  JOHNSON & JOHNSON                                                                                        32,317,830

                                                                                                                     106,049,610
                                                                                                                  --------------
COMMUNICATIONS: 3.72%
  1,272,785  VODAFONE GROUP PLC ADR                                                                                   46,202,096
                                                                                                                  --------------
DEPOSITORY INSTITUTIONS: 8.03%
    778,120  BANK OF AMERICA CORPORATION<<                                                                            39,116,092
    457,600  JPMORGAN CHASE & COMPANY                                                                                 20,967,232
    580,961  STATE STREET CORPORATION                                                                                 39,598,302

                                                                                                                      99,681,626
                                                                                                                  --------------
EATING & DRINKING PLACES: 2.99%
    680,382  MCDONALD'S CORPORATION                                                                                   37,060,408
                                                                                                                  --------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT: 6.50%
  1,599,350  FLEXTRONICS INTERNATIONAL LIMITED+<<                                                                     17,880,733
    822,140  GENERAL ELECTRIC COMPANY                                                                                 34,036,596
    790,332  MOLEX INCORPORATED CLASS A                                                                               20,042,820
    246,250  TYCO ELECTRONICS LIMITED                                                                                  8,724,638

                                                                                                                      80,684,787
                                                                                                                  --------------
FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT: 2.43%
    506,630  ILLINOIS TOOL WORKS INCORPORATED                                                                         30,215,413
                                                                                                                  --------------
FOOD & KINDRED PRODUCTS: 3.34%
    365,280  ANHEUSER-BUSCH COMPANIES INCORPORATED                                                                    18,260,347
    263,950  DIAGEO PLC ADR                                                                                           23,156,334

                                                                                                                      41,416,681
                                                                                                                  --------------
GENERAL MERCHANDISE STORES: 1.79%
    509,600  WAL-MART STORES INCORPORATED                                                                             22,244,040
                                                                                                                  --------------
HOLDING & OTHER INVESTMENT OFFICES: 2.70%
      8,470  BERKSHIRE HATHAWAY INCORPORATED CLASS B+                                                                 33,473,440
                                                                                                                  --------------
HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES: 0.93%
    353,730  WILLIAMS-SONOMA INCORPORATED<<                                                                           11,538,673
                                                                                                                  --------------

116 Wells Fargo Advantage Master Portfolios

                                    Portfolio of Investments--September 30, 2007


C&B LARGE CAP VALUE PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                            VALUE
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT: 9.48%
    719,000  DELL INCORPORATED+<<                                                                                 $   19,844,400
    443,100  DIEBOLD INCORPORATED<<                                                                                   20,125,602
    674,790  DOVER CORPORATION                                                                                        34,380,551
    204,010  EATON CORPORATION                                                                                        20,205,150
    508,400  PITNEY BOWES INCORPORATED<<                                                                              23,091,528

                                                                                                                     117,647,231
                                                                                                                  --------------
INSURANCE AGENTS, BROKERS & SERVICE: 2.61%
    792,300  WILLIS GROUP HOLDINGS LIMITED                                                                            32,436,762
                                                                                                                  --------------
INSURANCE CARRIERS: 8.02%
    595,720  ALLSTATE CORPORATION                                                                                     34,069,227
    591,510  AMERICAN INTERNATIONAL GROUP INCORPORATED                                                                40,015,652
    417,100  MBIA INCORPORATED<<                                                                                      25,463,955

                                                                                                                      99,548,834
                                                                                                                  --------------
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS: 6.71%
    169,960  BECTON DICKINSON & COMPANY                                                                               13,945,218
  1,444,352  BOSTON SCIENTIFIC CORPORATION+                                                                           20,148,710
    246,250  COVIDIEN LIMITED                                                                                         10,219,375
    673,710  QUEST DIAGNOSTICS INCORPORATED                                                                           38,920,222

                                                                                                                      83,233,525
                                                                                                                  --------------
MEDICAL PRODUCTS: 1.51%
    332,370  BAXTER INTERNATIONAL INCORPORATED                                                                        18,705,784
                                                                                                                  --------------
MISCELLANEOUS MANUFACTURING INDUSTRIES: 1.23%
    344,150  TYCO INTERNATIONAL LIMITED                                                                               15,259,611
                                                                                                                  --------------
MISCELLANEOUS RETAIL: 1.06%
    569,485  ZALE CORPORATION+<<                                                                                      13,177,883
                                                                                                                  --------------
NON-DEPOSITORY CREDIT INSTITUTIONS: 4.90%
    708,300  AMERICAN EXPRESS COMPANY                                                                                 42,051,771
    989,850  COUNTRYWIDE FINANCIAL CORPORATION<<                                                                      18,817,049

                                                                                                                      60,868,820
                                                                                                                  --------------
PETROLEUM REFINING & RELATED INDUSTRIES: 3.59%
    481,500  EXXON MOBIL CORPORATION<<                                                                                44,567,640
                                                                                                                  --------------
PRIMARY METAL INDUSTRIES: 1.15%
    250,600  HUBBELL INCORPORATED CLASS B                                                                             14,314,272
                                                                                                                  --------------
TRAVEL & RECREATION: 2.00%
    511,390  CARNIVAL CORPORATION<<                                                                                   24,766,618
                                                                                                                  --------------
WHOLESALE TRADE-DURABLE GOODS: 2.39%
    421,499  KIMBERLY-CLARK CORPORATION                                                                               29,614,520
                                                                                                                  --------------
TOTAL COMMON STOCKS (COST $1,073,648,190)                                                                          1,182,412,215
                                                                                                                  --------------
PREFERRED STOCKS: 1.49%
    361,500  HENKEL KGAA ADR PREFERRED                                                                                18,518,163
                                                                                                                  --------------
TOTAL PREFERRED STOCKS (COST $16,922,669)                                                                             18,518,163
                                                                                                                  --------------

Portfolio of Investments--September 30, 2007

                                     Wells Fargo Advantage Master Portfolios 117


C&B LARGE CAP VALUE PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                            VALUE
COLLATERAL FOR SECURITIES LENDING: 16.81%

COLLATERAL INVESTED IN MONEY MARKET FUNDS: 0.74%
  3,370,683  AIM SHORT-TERM INVESTMENT COMPANY - LIQUID ASSETS PORTFOLIO                                          $    3,370,683
  2,903,890  BLACKROCK TEMP FUND B #24 MONEY MARKET FUND                                                               2,903,889
  2,903,890  SCUDDER DAILY ASSETS MONEY MARKET FUND                                                                    2,903,890

                                                                                                                       9,178,462
                                                                                                                  --------------

PRINCIPAL                                                                         INTEREST RATE   MATURITY DATE
COLLATERAL INVESTED IN OTHER ASSETS: 16.07%
$ 2,323,112  ALPINE SECURITIZATION CORPORATION                                         5.30%        10/03/2007         2,322,438
    387,185  ATLANTIC ASSET SECURITIZATION CORPORATION++                               5.30         10/02/2007           387,127
  1,935,926  ATLANTIC ASSET SECURITIZATION CORPORATION                                 5.30         10/24/2007         1,929,441
    967,963  ATLAS CAPITAL FUNDING CORPORATION SERIES MTN1+/-++                        5.03         10/25/2007           967,973
    967,963  BANCO SANTANDER TOTTA LOAN+/-++                                           5.76         10/15/2008           967,837
    967,963  BANK OF IRELAND SERIES EXTC+/-++                                          5.35         10/14/2008           966,502
  1,355,148  BANK OF MONTREAL                                                          5.08         10/22/2007         1,354,959
  3,484,667  BARCLAYS REPURCHASE AGREEMENT - 102% COLLATERALIZED
             (MATURITY VALUE $3,486,235)                                               5.40         10/01/2007         3,484,667
  1,355,148  BARTON CAPITAL CORPORATION                                                5.23         10/02/2007         1,354,945
  1,277,711  BARTON CAPITAL CORPORATION                                                5.24         10/15/2007         1,275,105
  1,053,996  BARTON CAPITAL CORPORATION                                                5.27         10/19/2007         1,051,234
  1,935,926  BEAR STEARNS & COMPANY INCORPORATED INTERNATIONAL REPURCHASE
             AGREEMENT - 102% COLLATERALIZED (MATURITY VALUE $1,936,781)               5.30         10/01/2007         1,935,926
  5,420,594  BEAR STEARNS & COMPANY INCORPORATED REPURCHASE AGREEMENT - 102%
             COLLATERALIZED (MATURITY VALUE $5,423,011)                                5.35         10/01/2007         5,420,594
    774,371  BNP PARIBAS+/-                                                            5.33         05/07/2008           773,821
    416,701  BNP PARIBAS REPURCHASE AGREEMENT - 102% COLLATERALIZED
            (MATURITY VALUE $416,885)                                                  5.29         10/01/2007           416,701
  5,807,779  BNP PARIBAS REPURCHASE AGREEMENT - 102% COLLATERALIZED
             (MATURITY VALUE $5,810,359)                                               5.33         10/01/2007         5,807,779
  1,045,400  CAFCO LLC++                                                               5.20         10/02/2007         1,045,243
    580,778  CANCARA ASSET SECURITIZATION LIMITED++                                    5.19         10/17/2007           579,425
  1,316,430  CHARIOT FUNDING LLC                                                       5.18         10/18/2007         1,313,165
  1,355,148  CHARIOT FUNDING LLC++                                                     5.31         10/09/2007         1,353,563
  1,355,148  CHARIOT FUNDING LLC++                                                     5.37         10/04/2007         1,354,552
  2,516,704  CHEYNE FINANCE LLC+/-++^^                                                 4.98         02/25/2008         2,410,977
  1,935,926  CHEYNE FINANCE LLC+/-++^^                                                 5.29         05/19/2008         1,935,926
    387,185  CIT GROUP INCORPORATED+/-                                                 5.67         12/19/2007           385,106
    426,872  CIT GROUP INCORPORATED+/-                                                 5.73         11/23/2007           424,477
  6,610,489  CITIGROUP REPURCHASE AGREEMENT - 102% COLLATERALIZED
             (MATURITY VALUE $6,613,425)                                               5.33         10/01/2007         6,610,489
    193,593  CLIPPER RECEIVABLES CORPORATION++                                         5.22         10/01/2007           193,593
    193,593  COMERICA BANK+/-                                                          5.82         02/08/2008           193,740
 12,365,108  CREDIT SUISSE FIRST BOSTON REPURCHASE AGREEMENT - 102%
             COLLATERALIZED (MATURITY VALUE $12,370,621)                               5.35         10/01/2007        12,365,108
  2,323,112  CULLINAN FINANCE CORPORATION+/-++                                         5.11         02/25/2008         2,323,112
    967,963  CULLINAN FINANCE CORPORATION+/-++                                         5.32         02/12/2008           967,895
  2,903,890  CULLINAN FINANCE CORPORATION+/-++                                         5.32         08/04/2008         2,903,251
  5,807,779  EBBETS FUNDING LLC++                                                      5.90         10/01/2007         5,807,779
  2,129,519  ERASMUS CAPITAL CORPORATION++                                             5.34         10/10/2007         2,126,729
    387,185  ERASMUS CAPITAL CORPORATION++                                             5.65         10/01/2007           387,185
  1,935,926  FAIRWAY FINANCE CORPORATION++                                             5.25         10/10/2007         1,933,390

118 Wells Fargo Advantage Master Portfolios

                                    Portfolio of Investments--September 30, 2007


C&B LARGE CAP VALUE PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL    SECURITY NAME                                                        INTEREST RATE   MATURITY DATE       VALUE
COLLATERAL INVESTED IN OTHER ASSETS (Continued)
$ 1,548,741  FAIRWAY FINANCE CORPORATION++                                             5.30%        10/05/2007    $    1,547,843
    967,963  FALCON ASSET SECURITIZATION CORPORATION                                   5.35         11/06/2007           962,891
  3,871,853  FIVE FINANCE INCORPORATED+/-++                                            5.30         07/09/2008         3,868,949
  1,428,714  FOUNTAIN SQUARE COMMERCIAL FUNDING CORPORATION                            5.38         10/31/2007         1,422,470
    967,963  GALLEON CAPITAL LLC++                                                     5.25         10/02/2007           967,818
  1,587,460  GALLEON CAPITAL LLC++                                                     5.28         10/01/2007         1,587,460
  1,006,682  GALLEON CAPITAL LLC                                                       5.34         10/19/2007         1,004,044
    387,185  HARRIER FINANCE FUNDING LLC+/-                                            5.15         04/25/2008           387,185
    967,963  HARRIER FINANCE FUNDING LLC+/-++                                          5.31         01/11/2008           967,044
  1,935,926  HUDSON-THAMES LLC+/-++                                                    5.67         06/16/2008         1,937,630
  2,516,704  ING (USA) ANNUITY & LIFE INSURANCE COMPANY+/-                             5.82         08/16/2008         2,516,704
    967,963  INTESA BANK (IRELAND) PLC SERIES BKNT+/-++                                5.14         10/24/2008           967,218
 22,456,745  JPMORGAN CHASE SECURITIES CORPORATION REPURCHASE AGREEMENT - 102%
             COLLATERALIZED (MATURITY VALUE $22,466,758)                               5.35         10/01/2007        22,456,745
  3,058,764  K2 (USA) LLC                                                              6.11         10/05/2007         3,056,990
  2,226,315  KESTREL FUNDING US LLC+/-++                                               5.10         02/25/2008         2,224,267
    387,185  KESTREL FUNDING US LLC+/-                                                 5.15         04/25/2008           387,185
    580,778  KESTREL FUNDING US LLC                                                    5.88         10/09/2007           580,098
  1,548,741  LIBERTY STREET FUNDING CORPORATION                                        5.28         10/01/2007         1,548,741
  1,935,926  LINKS FINANCE LLC+/-++                                                    5.32         08/15/2008         1,932,984
  2,594,141  LIQUID FUNDING LIMITED+/-++                                               5.34         11/13/2007         2,594,141
  2,865,171  LIQUID FUNDING LIMITED+/-++                                               5.70         06/11/2008         2,867,520
    816,961  METLIFE GLOBAL FUNDING I+/-++                                             5.43         10/05/2007           816,961
 12,642,015  MORGAN STANLEY REPURCHASE AGREEMENT - 102% COLLATERALIZED
             (MATURITY VALUE $12,647,630)                                              5.33         10/01/2007        12,642,015
    179,073  MORGAN STANLEY SERIES EXL+/-                                              5.83         10/14/2008           178,885
  3,398,519  NORTH SEA FUNDING LLC                                                     5.36         10/15/2007         3,391,586
  1,935,926  NORTH SEA FUNDING LLC++                                                   5.45         10/03/2007         1,935,365
  1,935,926  NORTHERN ROCK PLC+/-++SS.                                                 5.78         11/04/2008         1,927,815
    518,364  PERRY GLOBAL FUNDING LLC SERIES A                                         5.59         10/11/2007           517,607
  1,103,478  PREMIUM ASSET TRUST+/-++                                                  5.33         12/21/2007         1,103,710
    967,963  PREMIUM ASSET TRUST SERIES 06-B++                                         5.50         12/16/2007           967,963
    735,652  PYXIS MASTER TRUST SERIES 2007-3+/-++                                     5.51         11/27/2007           735,652
    156,616  RACERS TRUST SERIES 2004-6-MM+/-++                                        5.19         03/24/2008           156,431
  3,097,482  REGENCY MARKETS #1 LLC++                                                  5.21         10/12/2007         3,092,526
  1,471,304  REGENCY MARKETS #1 LLC++                                                  5.25         10/04/2007         1,470,657
    774,371  ROYAL BANK OF SCOTLAND GROUP PLC                                          5.55         10/05/2007           774,386
  2,749,015  SCALDIS CAPITAL LIMITED++                                                 5.26         10/04/2007         2,747,806
  2,671,578  SCALDIS CAPITAL LIMITED                                                   5.29         10/22/2007         2,663,403
  2,516,704  SEDNA FINANCE INCORPORATED                                                5.38         10/09/2007         2,513,760
  1,393,867  SEDNA FINANCE INCORPORATED+/-++                                           5.79         04/10/2008         1,392,975
    580,778  SHEFFIELD RECEIVABLES CORPORATION++                                       5.25         10/05/2007           580,441
    987,322  SHIPROCK FINANCE SERIES 2007-4A+/-++                                      5.82         04/11/2008           987,322
    755,011  SKANDINAVISKA ENSKILDA BANKEN AB (NEW YORK)+/-                            5.11         02/29/2008           754,884
    967,963  SKANDINAVISKA ENSKILDA BANKEN AB (NEW YORK)+/-                            5.70         02/04/2008           968,786
    774,371  SLM CORPORATION+/-++                                                      5.81         05/12/2008           767,579
  1,200,274  STANFIELD VICTORIA FUNDING LLC+/-++                                       5.36         04/03/2008         1,199,854
  1,935,926  STANFIELD VICTORIA FUNDING LLC+/-++                                       5.57         02/15/2008         1,936,120

Portfolio of Investments--September 30, 2007

                                     Wells Fargo Advantage Master Portfolios 119


C&B LARGE CAP VALUE PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL    SECURITY NAME                                                        INTEREST RATE   MATURITY DATE       VALUE
COLLATERAL INVESTED IN OTHER ASSETS (Continued)
$ 1,935,926  TANGO FINANCE CORPORATION                                                 5.37%        10/04/2007    $    1,935,075
  2,361,830  THAMES ASSET GLOBAL SECURITIZATION #1 INCORPORATED++                      5.30         10/15/2007         2,357,012
    232,311  THAMES ASSET GLOBAL SECURITIZATION #1 INCORPORATED                        5.31         10/17/2007           231,770
    223,832  THE TRAVELERS INSURANCE COMPANY+/-                                        5.89         02/08/2008           223,827
    807,359  THUNDER BAY FUNDING INCORPORATED                                          5.32         10/25/2007           804,533
  1,894,188  THUNDER BAY FUNDING INCORPORATED++                                        5.33         10/02/2007         1,893,904
    309,748  TULIP FUNDING CORPORATION++                                               5.25         10/04/2007           309,612
  1,548,741  TULIP FUNDING CORPORATION                                                 5.27         10/26/2007         1,543,088
    967,963  UNICREDITO ITALIANO BANK (IRELAND) SERIES EXL+/-++                        5.77         10/08/2008           966,163
    967,963  UNICREDITO ITALIANO BANK (IRELAND) SERIES LIB+/-++                        5.84         10/08/2008           966,192
    387,185  VERSAILLES CDS LLC++                                                      5.24         10/03/2007           387,073
  1,548,741  VERSAILLES CDS LLC                                                        5.39         10/16/2007         1,545,349
  1,935,926  VERSAILLES CDS LLC                                                        5.40         10/23/2007         1,929,712
  1,664,897  VICTORIA FINANCE LLC+/-++                                                 5.32         07/28/2008         1,661,517
    967,963  VICTORIA FINANCE LLC+/-++                                                 5.34         08/07/2008           967,963
  1,935,926  WHITE PINE FINANCE LLC+/-++                                               5.46         02/22/2008         1,936,120
    774,371  ZELA FINANCE CORPORATION                                                  5.32         10/26/2007           771,544

                                                                                                                     199,472,624
                                                                                                                  --------------

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $208,651,086)                                                          208,651,086
                                                                                                                  --------------
SHARES
SHORT-TERM INVESTMENTS: 2.91%
 36,159,944  WELLS FARGO ADVANTAGE MONEY MARKET TRUST~+++                                                             36,159,944
                                                                                                                  --------------
TOTAL SHORT-TERM INVESTMENTS (COST $36,159,944)                                                                       36,159,944
                                                                                                                  --------------

TOTAL INVESTMENTS IN SECURITIES
(COST $1,335,381,889)*                                           116.47%                                          $1,445,741,408

OTHER ASSETS AND LIABILITIES, NET                                (16.47)                                            (204,451,800)
                                                                 ------                                           --------------
TOTAL NET ASSETS                                                 100.00%                                          $1,241,289,608
                                                                 ------                                           --------------

+     Non-income earning securities.

<<    All or a portion of this security is on loan. (See Note 2)

+/-   Variable rate investments.

++ Securities that may be resold to "qualified institutional buyers" under rule 144A or securities offered pursuant to section 4(2) of the Securities Act of 1933, as amended.

^^ This security is currently in default with regards to scheduled interest or principal payments.

SS. These securities are subject to a demand feature which reduces the effective maturity.

~ This Wells Fargo Advantage Fund invests cash balances that it retains for liquidity purposes in a Wells Fargo Advantage Money Market Fund. The fund does not pay an investment advisory fee for such investments.

+++   Security of an affiliate of the fund with a cost of $36,159,944.

* Cost for federal income tax purposes is $1,335,546,131 and net unrealized appreciation (depreciation) consists of:

      Gross unrealized appreciation                              $147,298,311
      Gross unrealized depreciation                               (37,103,034)
                                                                 ------------
      Net unrealized appreciation (depreciation)                 $110,195,277

      The accompanying notes are an integral part of these financial statements.

120 Wells Fargo Advantage Master Portfolios

                                    Portfolio of Investments--September 30, 2007


DISCIPLINED GROWTH PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                            VALUE
COMMON STOCKS: 98.58%

BIOPHARMACEUTICALS: 1.66%
     39,100  GENENTECH INCORPORATED+                                                                              $    3,050,582
                                                                                                                  --------------
BUSINESS SERVICES: 15.56%
    187,300  CADENCE DESIGN SYSTEMS INCORPORATED+<<                                                                    4,156,187
     36,500  COGNIZANT TECHNOLOGY SOLUTIONS CORPORATION CLASS A+                                                       2,911,605
    105,900  EBAY INCORPORATED+                                                                                        4,132,218
    133,500  JUNIPER NETWORKS INCORPORATED+<<                                                                          4,887,435
    163,400  MICROSOFT CORPORATION                                                                                     4,813,764
     77,600  OMNICOM GROUP INCORPORATED                                                                                3,731,784
    181,900  ORACLE CORPORATION+                                                                                       3,938,135

                                                                                                                      28,571,128
                                                                                                                  --------------
CHEMICALS & ALLIED PRODUCTS: 2.37%
    137,600  SCHERING-PLOUGH CORPORATION                                                                               4,352,288
                                                                                                                  --------------
COMMUNICATIONS: 1.52%
     66,000  AT&T INCORPORATED                                                                                         2,792,460
                                                                                                                  --------------
DEPOSITORY INSTITUTIONS: 2.09%
     57,900  NORTHERN TRUST CORPORATION                                                                                3,837,033
                                                                                                                  --------------
EDUCATIONAL SERVICES: 2.66%
     40,100  ITT EDUCATIONAL SERVICES INCORPORATED+                                                                    4,879,769
                                                                                                                  --------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT: 11.98%
     51,600  ACUITY BRANDS INCORPORATED<<                                                                              2,604,768
    107,900  AMPHENOL CORPORATION CLASS A<<                                                                            4,290,104
    174,400  CISCO SYSTEMS INCORPORATED+                                                                               5,774,384
     32,900  ENERGIZER HOLDINGS INCORPORATED+<<                                                                        3,646,965
    156,600  NVIDIA CORPORATION+                                                                                       5,675,184

                                                                                                                      21,991,405
                                                                                                                  --------------
ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES: 2.60%
     63,000  JACOBS ENGINEERING GROUP INCORPORATED+<<                                                                  4,761,540
                                                                                                                  --------------
FOOD & KINDRED PRODUCTS: 2.28%
     57,200  PEPSICO INCORPORATED                                                                                      4,190,472
                                                                                                                  --------------
FOOD STORES: 1.77%
     97,900  SAFEWAY INCORPORATED                                                                                      3,241,469
                                                                                                                  --------------
HEALTH SERVICES: 2.10%
     61,100  DAVITA INCORPORATED+                                                                                      3,860,298
                                                                                                                  --------------
HOLDING & OTHER INVESTMENT OFFICES: 2.08%
     29,900  AFFILIATED MANAGERS GROUP INCORPORATED+<<                                                                 3,812,549
                                                                                                                  --------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT: 18.07%
     36,200  APPLE INCORPORATED+                                                                                       5,558,148
     34,100  CAMERON INTERNATIONAL CORPORATION+                                                                        3,147,089
    101,500  HEWLETT-PACKARD COMPANY                                                                                   5,053,685
    157,800  INTEL CORPORATION                                                                                         4,080,708
     44,000  INTERNATIONAL BUSINESS MACHINES CORPORATION<<                                                             5,183,200
     44,000  NATIONAL OILWELL VARCO INCORPORATED+                                                                      6,358,000
     42,600  TEREX CORPORATION+                                                                                        3,792,252

                                                                                                                      33,173,082
                                                                                                                  --------------

Portfolio of Investments--September 30, 2007

                                     Wells Fargo Advantage Master Portfolios 121


DISCIPLINED GROWTH PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                            VALUE
INSURANCE CARRIERS: 4.05%
     34,800  HARTFORD FINANCIAL SERVICES GROUP INCORPORATED                                                       $    3,220,740
     53,400  WELLPOINT INCORPORATED+                                                                                   4,214,328

                                                                                                                       7,435,068
                                                                                                                  --------------
LEATHER & LEATHER PRODUCTS: 2.04%
     79,300  COACH INCORPORATED+<<                                                                                     3,748,511
                                                                                                                  --------------
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS: 6.23%
     50,800  BECTON DICKINSON & COMPANY                                                                                4,168,140
     93,400  DENTSPLY INTERNATIONAL INCORPORATED                                                                       3,889,176
     50,500  WATERS CORPORATION+                                                                                       3,379,460

                                                                                                                      11,436,776
                                                                                                                  --------------
MEDICAL MANAGEMENT SERVICES: 2.66%
     87,500  EXPRESS SCRIPTS INCORPORATED+                                                                             4,884,250
                                                                                                                  --------------
MEDICAL PRODUCTS: 2.33%
     76,100  BAXTER INTERNATIONAL INCORPORATED                                                                         4,282,908
                                                                                                                  --------------
MISCELLANEOUS RETAIL: 2.00%
     90,700  DOLLAR TREE STORES INCORPORATED+                                                                          3,676,978
                                                                                                                  --------------
PRINTING, PUBLISHING & ALLIED INDUSTRIES: 1.39%
     50,200  MCGRAW-HILL COMPANIES INCORPORATED                                                                        2,555,682
                                                                                                                  --------------
TRANSPORTATION EQUIPMENT: 7.14%
     46,600  BOEING COMPANY                                                                                            4,892,534
     46,600  NORTHROP GRUMMAN CORPORATION                                                                              3,634,800
     57,000  UNITED TECHNOLOGIES CORPORATION                                                                           4,587,360

                                                                                                                      13,114,694
                                                                                                                  --------------
TRANSPORTATION SERVICES: 2.06%
     69,600  C.H. ROBINSON WORLDWIDE INCORPORATED                                                                      3,778,584
                                                                                                                  --------------
WHOLESALE TRADE-DURABLE GOODS: 1.94%
     39,100  W.W. GRAINGER INCORPORATED                                                                                3,565,529
                                                                                                                  --------------

TOTAL COMMON STOCKS (COST $140,383,620)                                                                              180,993,055
                                                                                                                  --------------
COLLATERAL FOR SECURITIES LENDING: 16.24%

COLLATERAL INVESTED IN MONEY MARKET FUNDS: 0.71%
    481,692  AIM SHORT-TERM INVESTMENT COMPANY - LIQUID ASSETS PORTFOLIO                                                 481,692
    414,985  BLACKROCK TEMP FUND B #24 MONEY MARKET FUND                                                                 414,985
    414,984  SCUDDER DAILY ASSETS MONEY MARKET FUND                                                                      414,984

                                                                                                                       1,311,661
                                                                                                                  --------------

PRINCIPAL                                                                         INTEREST RATE   MATURITY DATE
COLLATERAL INVESTED IN OTHER ASSETS: 15.53%
$   331,987  ALPINE SECURITIZATION CORPORATION                                         5.30%        10/03/2007           331,891
     55,331  ATLANTIC ASSET SECURITIZATION CORPORATION++                               5.30         10/02/2007            55,323
    276,656  ATLANTIC ASSET SECURITIZATION CORPORATION                                 5.30         10/24/2007           275,729
    138,328  ATLAS CAPITAL FUNDING CORPORATION SERIES MTN1+/-++                        5.03         10/25/2007           138,330
    138,328  BANCO SANTANDER TOTTA LOAN+/-++                                           5.76         10/15/2008           138,310
    138,328  BANK OF IRELAND SERIES EXTC+/-++                                          5.35         10/14/2008           138,119

122 Wells Fargo Advantage Master Portfolios

                                    Portfolio of Investments--September 30, 2007


DISCIPLINED GROWTH PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL    SECURITY NAME                                                        INTEREST RATE   MATURITY DATE       VALUE
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$   193,659  BANK OF MONTREAL                                                          5.08%        10/22/2007    $      193,632
    497,981  BARCLAYS REPURCHASE AGREEMENT - 102% COLLATERALIZED (MATURITY VALUE
             $498,205)                                                                 5.40         10/01/2007           497,981
    193,659  BARTON CAPITAL CORPORATION                                                5.23         10/02/2007           193,630
    182,593  BARTON CAPITAL CORPORATION                                                5.24         10/15/2007           182,221
    150,623  BARTON CAPITAL CORPORATION                                                5.27         10/19/2007           150,228
    276,656  BEAR STEARNS & COMPANY INCORPORATED INTERNATIONAL REPURCHASE
             AGREEMENT - 102% COLLATERALIZED (MATURITY VALUE $276,778)                 5.30         10/01/2007           276,656
    774,637  BEAR STEARNS & COMPANY INCORPORATED REPURCHASE AGREEMENT - 102%
             COLLATERALIZED (MATURITY VALUE $774,982)                                  5.35         10/01/2007           774,637
    110,662  BNP PARIBAS+/-                                                            5.33         05/07/2008           110,584
     59,549  BNP PARIBAS REPURCHASE AGREEMENT - 102% COLLATERALIZED (MATURITY
             VALUE $59,575)                                                            5.29         10/01/2007            59,549
    829,969  BNP PARIBAS REPURCHASE AGREEMENT - 102% COLLATERALIZED (MATURITY
             VALUE $830,338)                                                           5.33         10/01/2007           829,969
    149,394  CAFCO LLC++                                                               5.20         10/02/2007           149,372
     82,997  CANCARA ASSET SECURITIZATION LIMITED++                                    5.19         10/17/2007            82,803
    188,126  CHARIOT FUNDING LLC                                                       5.18         10/18/2007           187,660
    193,659  CHARIOT FUNDING LLC++                                                     5.31         10/09/2007           193,433
    193,659  CHARIOT FUNDING LLC++                                                     5.37         10/04/2007           193,574
    359,653  CHEYNE FINANCE LLC+/-++^^                                                 4.98         02/25/2008           344,544
    276,656  CHEYNE FINANCE LLC+/-++^^                                                 5.29         05/19/2008           276,656
     55,331  CIT GROUP INCORPORATED+/-                                                 5.67         12/19/2007            55,034
     61,003  CIT GROUP INCORPORATED+/-                                                 5.73         11/23/2007            60,660
    944,681  CITIGROUP REPURCHASE AGREEMENT - 102% COLLATERALIZED (MATURITY VALUE
             $945,101)                                                                 5.33         10/01/2007           944,681
     27,666  CLIPPER RECEIVABLES CORPORATION++                                         5.22         10/01/2007            27,666
     27,666  COMERICA BANK+/-                                                          5.82         02/08/2008            27,687
  1,767,053  CREDIT SUISSE FIRST BOSTON REPURCHASE AGREEMENT - 102% COLLATERALIZED
             (MATURITY VALUE $1,767,841)                                               5.35         10/01/2007         1,767,053
    331,987  CULLINAN FINANCE CORPORATION+/-++                                         5.11         02/25/2008           331,987
    138,328  CULLINAN FINANCE CORPORATION+/-++                                         5.32         02/12/2008           138,318
    414,984  CULLINAN FINANCE CORPORATION+/-++                                         5.32         08/04/2008           414,893
    829,969  EBBETS FUNDING LLC++                                                      5.90         10/01/2007           829,969
    304,322  ERASMUS CAPITAL CORPORATION++                                             5.34         10/10/2007           303,923
     55,331  ERASMUS CAPITAL CORPORATION++                                             5.65         10/01/2007            55,331
    276,656  FAIRWAY FINANCE CORPORATION++                                             5.25         10/10/2007           276,294
    221,325  FAIRWAY FINANCE CORPORATION++                                             5.30         10/05/2007           221,197
    138,328  FALCON ASSET SECURITIZATION CORPORATION                                   5.35         11/06/2007           137,603
    553,312  FIVE FINANCE INCORPORATED+/-++                                            5.30         07/09/2008           552,897
    204,172  FOUNTAIN SQUARE COMMERCIAL FUNDING CORPORATION                            5.38         10/31/2007           203,280
    138,328  GALLEON CAPITAL LLC++                                                     5.25         10/02/2007           138,307
    226,858  GALLEON CAPITAL LLC++                                                     5.28         10/01/2007           226,858
    143,861  GALLEON CAPITAL LLC                                                       5.34         10/19/2007           143,484
     55,331  HARRIER FINANCE FUNDING LLC+/-                                            5.15         04/25/2008            55,331
    138,328  HARRIER FINANCE FUNDING LLC+/-++                                          5.31         01/11/2008           138,197
    276,656  HUDSON-THAMES LLC+/-++                                                    5.67         06/16/2008           276,900
    359,653  ING (USA) ANNUITY & LIFE INSURANCE COMPANY+/-                             5.82         08/16/2008           359,653
    138,328  INTESA BANK (IRELAND) PLC SERIES BKNT+/-++                                5.14         10/24/2008           138,222
  3,209,212  JPMORGAN CHASE SECURITIES CORPORATION REPURCHASE AGREEMENT - 102%
             COLLATERALIZED (MATURITY VALUE $3,210,643)                                5.35         10/01/2007         3,209,212
    437,117  K2 (USA) LLC                                                              6.11         10/05/2007           436,863

Portfolio of Investments--September 30, 2007

                                     Wells Fargo Advantage Master Portfolios 123


DISCIPLINED GROWTH PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL    SECURITY NAME                                                        INTEREST RATE   MATURITY DATE       VALUE
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$   318,155  KESTREL FUNDING US LLC+/-++                                               5.10%        02/25/2008    $      317,862
     55,331  KESTREL FUNDING US LLC+/-                                                 5.15         04/25/2008            55,331
     82,997  KESTREL FUNDING US LLC                                                    5.88         10/09/2007            82,900
    221,325  LIBERTY STREET FUNDING CORPORATION                                        5.28         10/01/2007           221,325
    276,656  LINKS FINANCE LLC+/-++                                                    5.32         08/15/2008           276,236
    370,719  LIQUID FUNDING LIMITED+/-++                                               5.34         11/13/2007           370,719
    409,451  LIQUID FUNDING LIMITED+/-++                                               5.70         06/11/2008           409,787
    116,749  METLIFE GLOBAL FUNDING I+/-++                                             5.43         10/05/2007           116,749
  1,806,624  MORGAN STANLEY REPURCHASE AGREEMENT - 102% COLLATERALIZED (MATURITY
             VALUE $1,807,426)                                                         5.33         10/01/2007         1,806,625
     25,591  MORGAN STANLEY SERIES EXL+/-                                              5.83         10/14/2008            25,564
    485,670  NORTH SEA FUNDING LLC                                                     5.36         10/15/2007           484,679
    276,656  NORTH SEA FUNDING LLC++                                                   5.45         10/03/2007           276,576
    276,656  NORTHERN ROCK PLC+/-++SS.                                                 5.78         11/04/2008           275,497
     74,077  PERRY GLOBAL FUNDING LLC SERIES A                                         5.59         10/11/2007            73,969
    157,694  PREMIUM ASSET TRUST+/-++                                                  5.33         12/21/2007           157,727
    138,328  PREMIUM ASSET TRUST SERIES 06-B++                                         5.50         12/16/2007           138,328
    105,129  PYXIS MASTER TRUST SERIES 2007-3+/-++                                     5.51         11/27/2007           105,129
     22,381  RACERS TRUST SERIES 2004-6-MM+/-++                                        5.19         03/24/2008            22,355
    442,650  REGENCY MARKETS #1 LLC++                                                  5.21         10/12/2007           441,942
    210,259  REGENCY MARKETS #1 LLC++                                                  5.25         10/04/2007           210,166
    110,662  ROYAL BANK OF SCOTLAND GROUP PLC                                          5.55         10/05/2007           110,665
    392,852  SCALDIS CAPITAL LIMITED++                                                 5.26         10/04/2007           392,679
    381,786  SCALDIS CAPITAL LIMITED                                                   5.29         10/22/2007           380,617
    359,653  SEDNA FINANCE INCORPORATED                                                5.38         10/09/2007           359,232
    199,192  SEDNA FINANCE INCORPORATED+/-++                                           5.79         04/10/2008           199,065
     82,997  SHEFFIELD RECEIVABLES CORPORATION++                                       5.25         10/05/2007            82,949
    141,095  SHIPROCK FINANCE SERIES 2007-4A+/-++                                      5.82         04/11/2008           141,095
    107,896  SKANDINAVISKA ENSKILDA BANKEN AB (NEW YORK)+/-                            5.11         02/29/2008           107,878
    138,328  SKANDINAVISKA ENSKILDA BANKEN AB (NEW YORK)+/-                            5.70         02/04/2008           138,446
    110,662  SLM CORPORATION+/-++                                                      5.81         05/12/2008           109,692
    171,527  STANFIELD VICTORIA FUNDING LLC+/-++                                       5.36         04/03/2008           171,467
    276,656  STANFIELD VICTORIA FUNDING LLC+/-++                                       5.57         02/15/2008           276,684
    276,656  TANGO FINANCE CORPORATION                                                 5.37         10/04/2007           276,535
    337,521  THAMES ASSET GLOBAL SECURITIZATION #1 INCORPORATED++                      5.30         10/15/2007           336,832
     33,199  THAMES ASSET GLOBAL SECURITIZATION #1 INCORPORATED                        5.31         10/17/2007            33,121
     31,987  THE TRAVELERS INSURANCE COMPANY+/-                                        5.89         02/08/2008            31,986
    115,377  THUNDER BAY FUNDING INCORPORATED                                          5.32         10/25/2007           114,973
    270,692  THUNDER BAY FUNDING INCORPORATED++                                        5.33         10/02/2007           270,651
     44,265  TULIP FUNDING CORPORATION++                                               5.25         10/04/2007            44,246
    221,325  TULIP FUNDING CORPORATION                                                 5.27         10/26/2007           220,517
    138,328  UNICREDITO ITALIANO BANK (IRELAND) SERIES EXL+/-++                        5.77         10/08/2008           138,071
    138,328  UNICREDITO ITALIANO BANK (IRELAND) SERIES LIB+/-++                        5.84         10/08/2008           138,075
     55,331  VERSAILLES CDS LLC++                                                      5.24         10/03/2007            55,315
    221,325  VERSAILLES CDS LLC                                                        5.39         10/16/2007           220,840
    276,656  VERSAILLES CDS LLC                                                        5.40         10/23/2007           275,768
    237,924  VICTORIA FINANCE LLC+/-++                                                 5.32         07/28/2008           237,441

124 Wells Fargo Advantage Master Portfolios

                                    Portfolio of Investments--September 30, 2007


DISCIPLINED GROWTH PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL    SECURITY NAME                                                        INTEREST RATE   MATURITY DATE       VALUE
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$   138,328  VICTORIA FINANCE LLC+/-++                                                 5.34%        08/07/2008    $      138,328
    276,656  WHITE PINE FINANCE LLC+/-++                                               5.46         02/22/2008           276,684
    110,662  ZELA FINANCE CORPORATION                                                  5.32         10/26/2007           110,259

                                                                                                                      28,505,908
                                                                                                                  --------------

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $29,817,569)                                                            29,817,569
                                                                                                                  --------------

SHARES
SHORT-TERM INVESTMENTS: 1.44%
  2,651,805  WELLS FARGO ADVANTAGE MONEY MARKET TRUST~+++                                                              2,651,805
                                                                                                                  --------------

TOTAL SHORT-TERM INVESTMENTS (COST $2,651,805)                                                                         2,651,805
                                                                                                                  --------------
TOTAL INVESTMENTS IN SECURITIES
(COST $172,852,994)*                                             116.26%                                          $  213,462,429

OTHER ASSETS AND LIABILITIES, NET                                (16.26)                                             (29,860,861)
                                                                 ------                                           --------------

TOTAL NET ASSETS                                                 100.00%                                          $  183,601,568
                                                                 ------                                           --------------

--------------------------------------------------------------------------------
+     Non-income earning securities.

<<    All or a portion of this security is on loan. (See Note 2)

+/-   Variable rate investments.

++ Securities that may be resold to "qualified institutional buyers" under rule 144A or securities offered pursuant to section 4(2) of the Securities Act of 1933, as amended.

^^ This security is currently in default with regards to scheduled interest or principal payments.

SS. These securities are subject to a demand feature which reduces the effective maturity.

~ This Wells Fargo Advantage Fund invests cash balances that it retains for liquidity purposes in a Wells Fargo Advantage Money Market Fund. The fund does not pay an investment advisory fee for such investments.

+++   Security of an affiliate of the fund with a cost of $2,651,805.

* Cost for federal income tax purposes is $172,862,887 and net unrealized appreciation (depreciation) consists of:

      Gross unrealized appreciation                               $ 42,431,204
      Gross unrealized depreciation                                 (1,831,662)
                                                                  ------------
      Net unrealized appreciation  (depreciation)                 $ 40,599,542

      The accompanying notes are an integral part of these financial statements.

Portfolio of Investments--September 30, 2007

                                     Wells Fargo Advantage Master Portfolios 125


EMERGING GROWTH PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                            VALUE
COMMON STOCKS: 99.78%

AMUSEMENT & RECREATION SERVICES: 0.74%
     10,400  LIFE TIME FITNESS INCORPORATED+<<                                                                    $      637,936
                                                                                                                  --------------
APPAREL & ACCESSORY STORES: 1.74%
     11,000  GUESS? INCORPORATED                                                                                         539,330
     21,800  ZUMIEZ INCORPORATED+<<                                                                                      967,266

                                                                                                                       1,506,596
                                                                                                                  --------------
APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS: 0.82%
     18,200  WARNACO GROUP INCORPORATED+<<                                                                               711,074
                                                                                                                  --------------
AUTO PARTS & EQUIPMENT: 0.41%
     20,300  AMERIGON INCORPORATED+                                                                                      351,393
                                                                                                                  --------------
BIOTECHNOLOGY: 0.75%
     35,100  OBAGI MEDICAL PRODUCTS INCORPORATED+                                                                        648,297
                                                                                                                  --------------
BUSINESS SERVICES: 23.41%
     54,100  BLUEPHOENIX SOLUTIONS LIMITED+<<                                                                            995,981
     25,400  CAPELLA EDUCATION COMPANY+<<                                                                              1,420,114
     64,200  CONCUR TECHNOLOGIES INCORPORATED+<<                                                                       2,023,584
     10,500  CTRIP.COM INTERNATIONAL ADR                                                                                 543,900
     55,800  DEALERTRACK HOLDINGS INCORPORATED+                                                                        2,336,904
     60,700  DOUBLE-TAKE SOFTWARE INCORPORATED+                                                                        1,159,977
     59,400  FALCONSTOR SOFTWARE INCORPORATED+<<                                                                         715,770
     21,800  HURON CONSULTING GROUP INCORPORATED+                                                                      1,583,116
     89,428  OMNICELL INCORPORATED+                                                                                    2,552,274
     31,800  OMNITURE INCORPORATED+<<                                                                                    964,176
     53,500  PHASE FORWARD INCORPORATED+                                                                               1,070,535
     27,500  RADIANT SYSTEMS INCORPORATED+                                                                               435,325
     52,400  SHANDA INTERACTIVE ENTERTAINMENT LIMITED+                                                                 1,949,804
     39,000  STRATASYS INCORPORATED+<<                                                                                 1,074,840
     48,850  VOCUS INCORPORATED+                                                                                       1,428,374

                                                                                                                      20,254,674
                                                                                                                  --------------
CHEMICALS & ALLIED PRODUCTS: 5.80%
     31,300  BIOMARIN PHARMACEUTICAL INCORPORATED+<<                                                                     779,370
     17,700  CHATTEM INCORPORATED+<<                                                                                   1,248,204
     15,200  FMC CORPORATION                                                                                             790,704
     18,900  INVERNESS MEDICAL INNOVATIONS INCORPORATED+<<                                                             1,045,548
     41,500  MGI PHARMA INCORPORATED+                                                                                  1,152,870

                                                                                                                       5,016,696
                                                                                                                  --------------
COMMUNICATION & INFORMATION: 0.53%
     18,800  RRSAT GLOBAL COMMUNICATIONS NETWORK LIMITED+                                                                460,600
                                                                                                                  --------------
COMMUNICATIONS: 3.53%
     17,300  ANIXTER INTERNATIONAL INCORPORATED+<<                                                                     1,426,385
     29,700  CBEYOND INCORPORATED+<<                                                                                   1,211,463
      4,700  EQUINIX INCORPORATED+<<                                                                                     416,843

                                                                                                                       3,054,691
                                                                                                                  --------------
COMMUNICATIONS EQUIPMENT: 1.18%
     15,200  GENERAL CABLE CORPORATION+<<                                                                              1,020,224
                                                                                                                  --------------

126 Wells Fargo Advantage Master Portfolios

                                    Portfolio of Investments--September 30, 2007


EMERGING GROWTH PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                            VALUE
CONSTRUCTION SPECIAL TRADE CONTRACTORS: 0.85%
     27,900  QUANTA SERVICES INCORPORATED+<<                                                                      $      737,955
                                                                                                                  --------------
EATING & DRINKING PLACES: 0.90%
      6,600  CHIPOTLE MEXICAN GRILL INCORPORATED+<<                                                                      779,658
                                                                                                                  --------------
EDUCATIONAL SERVICES: 3.15%
     41,000  NEW ORIENTAL EDUCATION & TECHNOLOGY GROUP INCORPORATED+                                                   2,728,960
                                                                                                                  --------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT: 11.63%
     42,300  ATHEROS COMMUNICATIONS INCORPORATED+<<                                                                    1,267,731
     56,400  CHINA SECURITY & SURVEILLANCE TECHNOLOGY INCORPORATED+<<                                                  1,370,520
     64,898  COMTECH GROUP INCORPORATED+<<                                                                             1,181,793
     37,650  DIODES INCORPORATED+<<                                                                                    1,208,565
    136,800  MICROTUNE INCORPORATED+                                                                                     823,536
     51,100  OMNIVISION TECHNOLOGIES INCORPORATED+<<                                                                   1,161,503
     52,600  SILICON MOTION TECHNOLOGY CORPORATION+                                                                    1,184,026
     20,100  UNIVERSAL ELECTRONICS INCORPORATED+                                                                         653,250
     22,600  VARIAN SEMICONDUCTOR EQUIPMENT ASSOCIATES INCORPORATED+                                                   1,209,552

                                                                                                                      10,060,476
                                                                                                                  --------------
FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT: 0.40%
      6,900  SNAP-ON INCORPORATED                                                                                        341,826
                                                                                                                  --------------
FOOTWEAR: 6.01%
     51,500  CROCS INCORPORATED+<<                                                                                     3,463,375
     15,800  DECKERS OUTDOOR CORPORATION+<<                                                                            1,734,840

                                                                                                                       5,198,215
                                                                                                                  --------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT: 7.17%
     50,100  NUANCE COMMUNICATIONS INCORPORATED+<<                                                                       967,431
     37,200  THE MIDDLEBY CORPORATION+<<                                                                               2,400,888
     64,000  VERIFONE HOLDINGS INCORPORATED+<<                                                                         2,837,120

                                                                                                                       6,205,439
                                                                                                                  --------------
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS: 5.89%
      4,700  ARTHROCARE CORPORATION+<<                                                                                   262,683
     39,600  FARO TECHNOLOGIES INCORPORATED+                                                                           1,748,340
     20,900  HOLOGIC INCORPORATED+<<                                                                                   1,274,900
     35,500  ICON PLC+                                                                                                 1,811,565

                                                                                                                       5,097,488
                                                                                                                  --------------
MEDICAL EQUIPMENT & SUPPLIES: 4.32%
     70,891  CYNOSURE INCORPORATED+<<                                                                                  2,615,878
     31,200  NUVASINE INCORPORATED+                                                                                    1,121,016

                                                                                                                       3,736,894
                                                                                                                  --------------
METAL FABRICATE, HARDWARE: 0.49%
      9,300  CIRCOR INTERNATIONAL INCORPORATED                                                                           422,313
                                                                                                                  --------------
MISCELLANEOUS MANUFACTURING INDUSTRIES: 0.74%
     27,600  TOMOTHERAPY INCORPORATED+<<                                                                                 641,148
                                                                                                                  --------------
MISCELLANEOUS RETAIL: 1.79%
     23,100  DICK'S SPORTING GOODS INCORPORATED+<<                                                                     1,551,165
                                                                                                                  --------------

Portfolio of Investments--September 30, 2007

                                     Wells Fargo Advantage Master Portfolios 127


EMERGING GROWTH PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                            VALUE
OIL & GAS EXTRACTION: 4.50%
     39,300  ARENA RESOURCES INCORPORATED+<<                                                                      $    2,574,150
     14,400  CNX GAS CORPORATION+<<                                                                                      414,288
     28,100  GMX RESOURCES INCORPORATED+<<                                                                               903,977

                                                                                                                       3,892,415
                                                                                                                  --------------
PRINTING, PUBLISHING & ALLIED INDUSTRIES: 1.66%
     45,000  SHUTTERFLY INCORPORATED+<<                                                                                1,435,950
                                                                                                                  --------------
RUBBER & MISCELLANEOUS PLASTICS PRODUCTS: 1.15%
     40,600  COOPER TIRE & RUBBER COMPANY                                                                                990,640
                                                                                                                  --------------
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES: 2.29%
     31,575  FCSTONE GROUP INCORPORATED+<<                                                                             1,018,925
     16,700  STIFEL FINANCIAL CORPORATION+<<                                                                             965,928

                                                                                                                       1,984,853
                                                                                                                  --------------
TRANSPORTATION BY AIR: 0.84%
     15,700  AIR METHODS CORPORATION+                                                                                    725,340
                                                                                                                  --------------
TRANSPORTATION EQUIPMENT: 3.95%
     27,900  HEICO CORPORATION                                                                                         1,102,050
     37,700  ORBITAL SCIENCES CORPORATION+                                                                               838,448
      6,300  TRANSDIGN GROUP INCORPORATED+                                                                               287,973
     14,600  TRIUMPH GROUP INCORPORATED                                                                                1,192,966

                                                                                                                       3,421,437
                                                                                                                  --------------
WATER TRANSPORTATION: 1.39%
      9,400  DRYSHIPS INCORPORATED<<                                                                                     853,990
     15,100  OCEANFREIGHT INCORPORATED                                                                                   350,924

                                                                                                                       1,204,914
                                                                                                                  --------------
WHOLESALE TRADE NON-DURABLE GOODS: 1.58%
     12,500  WIMM-BILL-DANN FOODS OJSC ADR+                                                                            1,366,750
                                                                                                                  --------------
WHOLESALE TRADE-DURABLE GOODS: 0.17%
      4,250  LKQ CORPORATION+                                                                                            147,943
                                                                                                                  --------------

TOTAL COMMON STOCKS (COST $72,171,699)                                                                                86,333,960
                                                                                                                  --------------
COLLATERAL FOR SECURITIES LENDING: 47.15%

COLLATERAL INVESTED IN MONEY MARKET FUNDS: 2.07%
    659,006  AIM SHORT-TERM INVESTMENT COMPANY - LIQUID ASSETS PORTFOLIO                                                 659,006
    567,743  BLACKROCK TEMP FUND B #24 MONEY MARKET FUND                                                                 567,743
    567,743  SCUDDER DAILY ASSETS MONEY MARKET FUND                                                                      567,743

                                                                                                                       1,794,492
                                                                                                                  --------------

PRINCIPAL                                                                         INTEREST RATE   MATURITY DATE
COLLATERAL INVESTED IN OTHER ASSETS: 45.08%
$   454,194  ALPINE SECURITIZATION CORPORATION                                         5.30%        10/03/2007           454,062
     75,699  ATLANTIC ASSET SECURITIZATION CORPORATION++                               5.30         10/02/2007            75,688
    378,495  ATLANTIC ASSET SECURITIZATION CORPORATION                                 5.30         10/24/2007           377,227
    189,248  ATLAS CAPITAL FUNDING CORPORATION SERIES MTN1+/-++                        5.03         10/25/2007           189,249
    189,248  BANCO SANTANDER TOTTA LOAN+/-++                                           5.76         10/15/2008           189,223
    189,248  BANK OF IRELAND SERIES EXTC+/-++                                          5.35         10/14/2008           188,962

128 Wells Fargo Advantage Master Portfolios

                                    Portfolio of Investments--September 30, 2007


EMERGING GROWTH PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL    SECURITY NAME                                                        INTEREST RATE   MATURITY DATE       VALUE
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$   264,947  BANK OF MONTREAL                                                          5.08%        10/22/2007    $      264,910
    681,291  BARCLAYS REPURCHASE AGREEMENT - 102% COLLATERALIZED (MATURITY VALUE
             $681,598)                                                                 5.40         10/01/2007           681,291
    264,947  BARTON CAPITAL CORPORATION                                                5.23         10/02/2007           264,907
    249,807  BARTON CAPITAL CORPORATION                                                5.24         10/15/2007           249,297
    206,068  BARTON CAPITAL CORPORATION                                                5.27         10/19/2007           205,528
    378,495  BEAR STEARNS & COMPANY INCORPORATED INTERNATIONAL REPURCHASE
             AGREEMENT - 102% COLLATERALIZED (MATURITY VALUE $378,662)                 5.30         10/01/2007           378,495
  1,059,787  BEAR STEARNS & COMPANY INCORPORATED REPURCHASE AGREEMENT - 102%
             COLLATERALIZED (MATURITY VALUE $1,060,259)                                5.35         10/01/2007         1,059,786
    151,398  BNP PARIBAS+/-                                                            5.33         05/07/2008           151,291
     81,470  BNP PARIBAS REPURCHASE AGREEMENT - 102% COLLATERALIZED (MATURITY
             VALUE $81,506)                                                            5.29         10/01/2007            81,470
  1,135,486  BNP PARIBAS REPURCHASE AGREEMENT - 102% COLLATERALIZED (MATURITY
             VALUE $1,135,990)                                                         5.33         10/01/2007         1,135,486
    204,387  CAFCO LLC++                                                               5.20         10/02/2007           204,357
    113,549  CANCARA ASSET SECURITIZATION LIMITED++                                    5.19         10/17/2007           113,284
    257,377  CHARIOT FUNDING LLC                                                       5.18         10/18/2007           256,738
    264,947  CHARIOT FUNDING LLC++                                                     5.31         10/09/2007           264,637
    264,947  CHARIOT FUNDING LLC++                                                     5.37         10/04/2007           264,830
    492,044  CHEYNE FINANCE LLC+/-++^^                                                 4.98         02/25/2008           471,373
    378,495  CHEYNE FINANCE LLC+/-++^^                                                 5.29         05/19/2008           378,495
     75,699  CIT GROUP INCORPORATED+/-                                                 5.67         12/19/2007            75,293
     83,458  CIT GROUP INCORPORATED+/-                                                 5.73         11/23/2007            82,990
  1,292,424  CITIGROUP REPURCHASE AGREEMENT - 102% COLLATERALIZED (MATURITY VALUE
             $1,292,998)                                                               5.33         10/01/2007         1,292,424
     37,850  CLIPPER RECEIVABLES CORPORATION++                                         5.22         10/01/2007            37,849
     37,850  COMERICA BANK+/-                                                          5.82         02/08/2008            37,878
  2,417,516  CREDIT SUISSE FIRST BOSTON REPURCHASE AGREEMENT - 102% COLLATERALIZED
             (MATURITY VALUE $2,418,594)                                               5.35         10/01/2007         2,417,516
    454,194  CULLINAN FINANCE CORPORATION+/-++                                         5.11         02/25/2008           454,194
    189,248  CULLINAN FINANCE CORPORATION+/-++                                         5.32         02/12/2008           189,234
    567,743  CULLINAN FINANCE CORPORATION+/-++                                         5.32         08/04/2008           567,618
  1,135,486  EBBETS FUNDING LLC++                                                      5.90         10/01/2007         1,135,486
    416,345  ERASMUS CAPITAL CORPORATION++                                             5.34         10/10/2007           415,799
     75,699  ERASMUS CAPITAL CORPORATION++                                             5.65         10/01/2007            75,699
    378,495  FAIRWAY FINANCE CORPORATION++                                             5.25         10/10/2007           377,999
    302,796  FAIRWAY FINANCE CORPORATION++                                             5.30         10/05/2007           302,620
    189,248  FALCON ASSET SECURITIZATION CORPORATION                                   5.35         11/06/2007           188,256
    756,990  FIVE FINANCE INCORPORATED+/-++                                            5.30         07/09/2008           756,423
    279,329  FOUNTAIN SQUARE COMMERCIAL FUNDING CORPORATION                            5.38         10/31/2007           278,109
    189,248  GALLEON CAPITAL LLC++                                                     5.25         10/02/2007           189,219
    310,366  GALLEON CAPITAL LLC++                                                     5.28         10/01/2007           310,366
    196,818  GALLEON CAPITAL LLC                                                       5.34         10/19/2007           196,302
     75,699  HARRIER FINANCE FUNDING LLC+/-                                            5.15         04/25/2008            75,699
    189,248  HARRIER FINANCE FUNDING LLC+/-++                                          5.31         01/11/2008           189,068
    378,495  HUDSON-THAMES LLC+/-++                                                    5.67         06/16/2008           378,828
    492,044  ING (USA) ANNUITY & LIFE INSURANCE COMPANY+/-                             5.82         08/16/2008           492,044
    189,248  INTESA BANK (IRELAND) PLC SERIES BKNT+/-++                                5.14         10/24/2008           189,102
  4,390,544  JPMORGAN CHASE SECURITIES CORPORATION REPURCHASE AGREEMENT - 102%
             COLLATERALIZED (MATURITY VALUE $4,392,501)                                5.35         10/01/2007         4,390,544

Portfolio of Investments--September 30, 2007

                                     Wells Fargo Advantage Master Portfolios 129


EMERGING GROWTH PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL    SECURITY NAME                                                        INTEREST RATE   MATURITY DATE       VALUE
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$   598,022  K2 (USA) LLC                                                              6.11%        10/05/2007    $      597,676
    435,269  KESTREL FUNDING US LLC+/-++                                               5.10         02/25/2008           434,869
     75,699  KESTREL FUNDING US LLC+/-                                                 5.15         04/25/2008            75,699
    113,549  KESTREL FUNDING US LLC                                                    5.88         10/09/2007           113,416
    302,796  LIBERTY STREET FUNDING CORPORATION                                        5.28         10/01/2007           302,796
    378,495  LINKS FINANCE LLC+/-++                                                    5.32         08/15/2008           377,920
    507,184  LIQUID FUNDING LIMITED+/-++                                               5.34         11/13/2007           507,184
    560,173  LIQUID FUNDING LIMITED+/-++                                               5.70         06/11/2008           560,632
    159,725  METLIFE GLOBAL FUNDING I+/-++                                             5.43         10/05/2007           159,725
  2,471,655  MORGAN STANLEY REPURCHASE AGREEMENT - 102% COLLATERALIZED (MATURITY
             VALUE $2,472,753)                                                         5.33         10/01/2007         2,471,655
     35,011  MORGAN STANLEY SERIES EXL+/-                                              5.83         10/14/2008            34,974
    664,448  NORTH SEA FUNDING LLC                                                     5.36         10/15/2007           663,093
    378,495  NORTH SEA FUNDING LLC++                                                   5.45         10/03/2007           378,385
    378,495  NORTHERN ROCK PLC+/-++SS.                                                 5.78         11/04/2008           376,909
    101,346  PERRY GLOBAL FUNDING LLC SERIES A                                         5.59         10/11/2007           101,198
    215,742  PREMIUM ASSET TRUST+/-++                                                  5.33         12/21/2007           215,788
    189,248  PREMIUM ASSET TRUST SERIES 06-B++                                         5.50         12/16/2007           189,248
    143,828  PYXIS MASTER TRUST SERIES 2007-3+/-++                                     5.51         11/27/2007           143,828
     30,620  RACERS TRUST SERIES 2004-6-MM+/-++                                        5.19         03/24/2008            30,584
    605,592  REGENCY MARKETS #1 LLC++                                                  5.21         10/12/2007           604,623
    287,656  REGENCY MARKETS #1 LLC++                                                  5.25         10/04/2007           287,530
    151,398  ROYAL BANK OF SCOTLAND GROUP PLC                                          5.55         10/05/2007           151,401
    537,463  SCALDIS CAPITAL LIMITED++                                                 5.26         10/04/2007           537,227
    522,323  SCALDIS CAPITAL LIMITED                                                   5.29         10/22/2007           520,725
    492,044  SEDNA FINANCE INCORPORATED                                                5.38         10/09/2007           491,468
    272,517  SEDNA FINANCE INCORPORATED+/-++                                           5.79         04/10/2008           272,342
    113,549  SHEFFIELD RECEIVABLES CORPORATION++                                       5.25         10/05/2007           113,483
    193,033  SHIPROCK FINANCE SERIES 2007-4A+/-++                                      5.82         04/11/2008           193,033
    147,613  SKANDINAVISKA ENSKILDA BANKEN AB (NEW YORK)+/-                            5.11         02/29/2008           147,588
    189,248  SKANDINAVISKA ENSKILDA BANKEN AB (NEW YORK)+/-                            5.70         02/04/2008           189,408
    151,398  SLM CORPORATION+/-++                                                      5.81         05/12/2008           150,070
    234,667  STANFIELD VICTORIA FUNDING LLC+/-++                                       5.36         04/03/2008           234,585
    378,495  STANFIELD VICTORIA FUNDING LLC+/-++                                       5.57         02/15/2008           378,533
    378,495  TANGO FINANCE CORPORATION                                                 5.37         10/04/2007           378,329
    461,764  THAMES ASSET GLOBAL SECURITIZATION #1 INCORPORATED++                      5.30         10/15/2007           460,822
     45,419  THAMES ASSET GLOBAL SECURITIZATION #1 INCORPORATED                        5.31         10/17/2007            45,314
    157,848  THUNDER BAY FUNDING INCORPORATED                                          5.32         10/25/2007           157,295
    370,335  THUNDER BAY FUNDING INCORPORATED++                                        5.33         10/02/2007           370,279
     43,762  TRAVELERS INSURANCE COMPANY+/-                                            5.89         02/08/2008            43,761
     60,559  TULIP FUNDING CORPORATION++                                               5.25         10/04/2007            60,533
    302,796  TULIP FUNDING CORPORATION                                                 5.27         10/26/2007           301,691
    189,248  UNICREDITO ITALIANO BANK (IRELAND) SERIES EXL+/-++                        5.77         10/08/2008           188,896
    189,248  UNICREDITO ITALIANO BANK (IRELAND) SERIES LIB+/-++                        5.84         10/08/2008           188,901
     75,699  VERSAILLES CDS LLC++                                                      5.24         10/03/2007            75,677
    302,796  VERSAILLES CDS LLC                                                        5.39         10/16/2007           302,133
    378,495  VERSAILLES CDS LLC                                                        5.40         10/23/2007           377,280

130 Wells Fargo Advantage Master Portfolios

                                    Portfolio of Investments--September 30, 2007


EMERGING GROWTH PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL    SECURITY NAME                                                        INTEREST RATE   MATURITY DATE       VALUE
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$   325,506  VICTORIA FINANCE LLC+/-++                                                 5.32%        07/28/2008    $      324,845
    189,248  VICTORIA FINANCE LLC+/-++                                                 5.34         08/07/2008           189,248
    378,495  WHITE PINE FINANCE LLC+/-++                                               5.46         02/22/2008           378,533
    151,398  ZELA FINANCE CORPORATION                                                  5.32         10/26/2007           150,844

                                                                                                                      38,999,121
                                                                                                                  --------------

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $40,793,613)                                                            40,793,613
                                                                                                                  --------------

SHARES
SHORT-TERM INVESTMENTS: 0.94%
    812,341  WELLS FARGO ADVANTAGE MONEY MARKET TRUST~+++                                                                812,341
                                                                                                                  --------------

TOTAL SHORT-TERM INVESTMENTS (COST $812,341)                                                                             812,341
                                                                                                                  --------------

TOTAL INVESTMENTS IN SECURITIES
(COST $113,777,653)*                                             147.87%                                          $  127,939,914

OTHER ASSETS AND LIABILITIES, NET                                (47.87)                                             (41,420,034)
                                                                 ------                                           --------------

TOTAL NET ASSETS                                                 100.00%                                          $   86,519,880
                                                                 ------                                           --------------

--------------------------------------------------------------------------------
+     Non-income earning securities.

<<    All or a portion of this security is on loan. (See Note 2)

+/-   Variable rate investments.

++ Securities that may be resold to "qualified institutional buyers" under rule 144A or securities offered pursuant to section 4(2) of the Securities Act of 1933, as amended.

^^ This security is currently in default with regards to scheduled interest or principal payments.

SS. These securities are subject to a demand feature which reduces the effective maturity.

~ This Wells Fargo Advantage Fund invests cash balances that it retains for liquidity purposes in a Wells Fargo Advantage Money Market Fund. The fund does not pay an investment advisory fee for such investments.

+++   Security of an affiliate of the fund with a cost of $812,341.

* Cost for federal income tax purposes is $113,977,736 and net unrealized appreciation (depreciation) consists of:

      Gross unrealized appreciation                               $ 14,311,885
      Gross unrealized depreciation                                   (349,707)
                                                                  ------------
      Net unrealized appreciation (depreciation)                  $ 13,962,178

      The accompanying notes are an integral part of these financial statements.

Portfolio of Investments--September 30, 2007

                                     Wells Fargo Advantage Master Portfolios 131


EQUITY INCOME PORTFOLIO
--------------------------------------------------------------------------------

SHARES         SECURITY NAME                                                                                            VALUE
COMMON STOCKS: 98.99%

BUSINESS SERVICES: 2.06%
     228,650   MICROSOFT CORPORATION                                                                                $   6,736,029
     360,775   SYMANTEC CORPORATION+                                                                                    6,991,820

                                                                                                                       13,727,849
                                                                                                                    -------------
CHEMICALS & ALLIED PRODUCTS: 11.60%
     145,275   ABBOTT LABORATORIES                                                                                      7,789,646
      85,497   AIR PRODUCTS & CHEMICALS INCORPORATED                                                                    8,358,187
      65,275   COLGATE-PALMOLIVE COMPANY                                                                                4,655,413
     191,509   E.I. DU PONT DE NEMOURS & COMPANY<<                                                                      9,491,186
      98,240   JOHNSON & JOHNSON                                                                                        6,454,368
     537,735   PFIZER INCORPORATED                                                                                     13,136,866
     222,085   PROCTER & GAMBLE COMPANY                                                                                15,621,459
     106,606   ROHM & HAAS COMPANY<<                                                                                    5,934,756
     128,675   WYETH                                                                                                    5,732,471

                                                                                                                       77,174,352
                                                                                                                    -------------
COMMUNICATIONS: 6.29%
      53,500   ALLTEL CORPORATION                                                                                       3,727,880
     505,340   AT&T INCORPORATED                                                                                       21,380,935
     346,886   VERIZON COMMUNICATIONS INCORPORATED                                                                     15,360,112
      98,683   WINDSTREAM CORPORATION                                                                                   1,393,404

                                                                                                                       41,862,331
                                                                                                                    -------------
DEPOSITORY INSTITUTIONS: 13.30%
     411,730   BANK OF AMERICA CORPORATION<<                                                                           20,697,667
     122,780   BANK OF NEW YORK MELLON CORPORATION                                                                      5,419,509
     511,015   CITIGROUP INCORPORATED<<                                                                                23,849,070
     363,415   JPMORGAN CHASE & COMPANY                                                                                16,651,675
     261,906   US BANCORP                                                                                               8,519,802
     265,365   WACHOVIA CORPORATION                                                                                    13,308,055

                                                                                                                       88,445,778
                                                                                                                    -------------
EATING & DRINKING PLACES: 1.06%
     129,920   MCDONALD'S CORPORATION<<                                                                                 7,076,742
                                                                                                                    -------------
ELECTRIC, GAS & SANITARY SERVICES: 4.88%
      63,183   DOMINION RESOURCES INCORPORATED                                                                          5,326,327
       2,300   EXELON CORPORATION<<                                                                                       173,328
      66,395   FIRSTENERGY CORPORATION<<                                                                                4,205,459
     176,345   FPL GROUP INCORPORATED<<                                                                                10,735,884
     217,275   MDU RESOURCES GROUP INCORPORATED                                                                         6,048,936
      67,865   PUBLIC SERVICE ENTERPRISE GROUP INCORPORATED<<                                                           5,971,441

                                                                                                                       32,461,375
                                                                                                                    -------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT: 6.74%
     183,225   CISCO SYSTEMS INCORPORATED+                                                                              6,066,580
     157,825   EMERSON ELECTRIC COMPANY                                                                                 8,399,447
     553,369   GENERAL ELECTRIC COMPANY                                                                                22,909,477
     197,420   NOKIA OYJ ADR                                                                                            7,488,141

                                                                                                                       44,863,645
                                                                                                                    -------------

132 Wells Fargo Advantage Master Portfolios

                                    Portfolio of Investments--September 30, 2007


EQUITY INCOME PORTFOLIO
--------------------------------------------------------------------------------

SHARES         SECURITY NAME                                                                                            VALUE
FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT: 2.12%
     128,150   COMMERCIAL METALS COMPANY                                                                            $   4,055,948
     123,135   FORTUNE BRANDS INCORPORATED                                                                             10,034,271

                                                                                                                       14,090,219
                                                                                                                    -------------
FOOD & KINDRED PRODUCTS: 1.86%
      77,637   KRAFT FOODS INCORPORATED CLASS A                                                                         2,679,253
     132,120   PEPSICO INCORPORATED                                                                                     9,679,111

                                                                                                                       12,358,364
                                                                                                                    -------------
FOOD STORES: 0.71%
     143,200   SAFEWAY INCORPORATED                                                                                     4,741,352
                                                                                                                    -------------
GENERAL MERCHANDISE STORES: 2.39%
      90,204   MACY'S INCORPORATED                                                                                      2,915,393
     203,745   TARGET CORPORATION                                                                                      12,952,070

                                                                                                                       15,867,463
                                                                                                                    -------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT: 5.46%
      82,216   3M COMPANY                                                                                               7,693,773
     260,195   HEWLETT-PACKARD COMPANY                                                                                 12,955,109
     292,900   INTEL CORPORATION                                                                                        7,574,394
      68,492   INTERNATIONAL BUSINESS MACHINES CORPORATION                                                              8,068,358

                                                                                                                       36,291,634
                                                                                                                    -------------
INSURANCE CARRIERS: 8.66%
     157,220   ALLSTATE CORPORATION                                                                                     8,991,412
     214,793   AMERICAN INTERNATIONAL GROUP INCORPORATED                                                               14,530,746
     184,580   METLIFE INCORPORATED                                                                                    12,870,763
     281,275   THE TRAVELERS COMPANIES INCORPORATED                                                                    14,159,384
      89,000   WELLPOINT INCORPORATED+                                                                                  7,023,880

                                                                                                                       57,576,185
                                                                                                                    -------------
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS: 1.51%
      42,834   BECTON DICKINSON & Company                                                                               3,514,530
      94,425   ROCKWELL AUTOMATION INCORPORATED<<                                                                       6,563,482

                                                                                                                       10,078,012
                                                                                                                    -------------
MEDICAL PRODUCTS: 0.75%
      96,000   MERCK & COMPANY INCORPORATED                                                                             4,962,240
                                                                                                                    -------------
MISCELLANEOUS RETAIL: 0.82%
     137,800   CVS CAREMARK CORPORATION                                                                                 5,461,014
                                                                                                                    -------------
MOTION PICTURES: 1.53%
     303,475   TIME WARNER INCORPORATED                                                                                 5,571,801
     133,615   WALT DISNEY COMPANY<<                                                                                    4,595,020

                                                                                                                       10,166,821
                                                                                                                    -------------
NON-DEPOSITORY CREDIT INSTITUTIONS: 4.14%
     141,500   AMERICAN CAPITAL STRATEGIES LIMITED<<                                                                    6,046,295
     124,360   AMERICAN EXPRESS COMPANY                                                                                 7,383,253
      89,200   CAPITAL ONE FINANCIAL CORPORATION<<                                                                      5,925,556
     311,300   CAPITALSOURCE INCORPORATED<<                                                                             6,300,712
      89,613   DISCOVER FINANCIAL SERVICES                                                                              1,863,950

                                                                                                                       27,519,766
                                                                                                                    -------------

Portfolio of Investments--September 30, 2007

                                     Wells Fargo Advantage Master Portfolios 133


EQUITY INCOME PORTFOLIO
--------------------------------------------------------------------------------

SHARES         SECURITY NAME                                                                                            VALUE
OIL & GAS EXTRACTION: 2.44%
       2,000   ANADARKO PETROLEUM CORPORATION<<                                                                     $     107,500
     147,275   CHESAPEAKE ENERGY CORPORATION                                                                            5,192,917
     205,075   HALLIBURTON COMPANY<<                                                                                    7,874,880
       2,200   SCHLUMBERGER LIMITED                                                                                       231,000
      45,050   TIDEWATER INCORPORATED<<                                                                                 2,830,942

                                                                                                                       16,237,239
                                                                                                                    -------------
PETROLEUM REFINING & RELATED INDUSTRIES: 12.17%
     235,645   CHEVRON CORPORATION<<                                                                                   22,051,659
     218,675   CONOCOPHILLIPS                                                                                          19,193,105
     317,011   EXXON MOBIL CORPORATION                                                                                 29,342,538
     116,450   MARATHON OIL CORPORATION<<                                                                               6,639,979
      55,225   VALERO ENERGY CORPORATION<<                                                                              3,710,016

                                                                                                                       80,937,297
                                                                                                                    -------------
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES: 3.67%
      16,747   AMERIPRISE FINANCIAL INCORPORATED                                                                        1,056,903
      21,350   GOLDMAN SACHS GROUP INCORPORATED                                                                         4,627,399
      68,700   LEHMAN BROTHERS HOLDINGS INCORPORATED                                                                    4,240,851
      52,600   MERRILL LYNCH & COMPANY INCORPORATED<<                                                                   3,749,328
     170,825   MORGAN STANLEY                                                                                          10,761,975

                                                                                                                       24,436,456
                                                                                                                    -------------
TOBACCO PRODUCTS: 1.35%
     129,625   ALTRIA GROUP INCORPORATED                                                                                9,012,826
                                                                                                                    -------------
TRANSPORTATION EQUIPMENT: 3.12%
     183,255   HONEYWELL INTERNATIONAL INCORPORATED                                                                    10,898,175
     122,100   UNITED TECHNOLOGIES CORPORATION                                                                          9,826,605

                                                                                                                       20,724,780
                                                                                                                    -------------
WHOLESALE TRADE NON-DURABLE GOODS: 0.36%
      68,050   SYSCO CORPORATION                                                                                        2,421,900
                                                                                                                    -------------

TOTAL COMMON STOCKS (COST $471,711,497)                                                                               658,495,640
                                                                                                                    -------------
COLLATERAL FOR SECURITIES LENDING: 13.83%

COLLATERAL INVESTED IN MONEY MARKET FUNDS: 0.61%
   1,485,957   AIM SHORT-TERM INVESTMENT COMPANY - LIQUID ASSETS PORTFOLIO                                              1,485,957
   1,280,172   BLACKROCK TEMP FUND B #24 MONEY MARKET FUND                                                              1,280,173
   1,280,172   SCUDDER DAILY ASSETS MONEY MARKET FUND                                                                   1,280,172

                                                                                                                        4,046,302
                                                                                                                    -------------

PRINCIPAL                                                                           INTEREST RATE   MATURITY DATE
COLLATERAL INVESTED IN OTHER ASSETS: 13.22%
$  1,024,138   ALPINE SECURITIZATION CORPORATION                                        5.30%         10/03/2007        1,023,841
     170,690   ATLANTIC ASSET SECURITIZATION CORPORATION++                              5.30          10/02/2007          170,664
     853,448   ATLANTIC ASSET SECURITIZATION CORPORATION                                5.30          10/24/2007          850,589
     426,724   ATLAS CAPITAL FUNDING CORPORATION SERIES MTN1+/-++                       5.03          10/25/2007          426,728
     426,724   BANCO SANTANDER TOTTA LOAN+/-++                                          5.76          10/15/2008          426,669
     426,724   BANK OF IRELAND SERIES EXTC+/-++                                         5.35          10/14/2008          426,080
     597,414   BANK OF MONTREAL                                                         5.08          10/22/2007          597,330

134 Wells Fargo Advantage Master Portfolios


                                    Portfolio of Investments--September 30, 2007

EQUITY INCOME PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL      SECURITY NAME                                                        INTEREST RATE   MATURITY DATE       VALUE
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$  1,536,207   BARCLAYS REPURCHASE AGREEMENT - 102% COLLATERALIZED (MATURITY
               VALUE $1,536,898)                                                        5.40%         10/01/2007    $   1,536,207
     597,414   BARTON CAPITAL CORPORATION                                               5.23          10/02/2007          597,324
     563,276   BARTON CAPITAL CORPORATION                                               5.24          10/15/2007          562,127
     464,651   BARTON CAPITAL CORPORATION                                               5.27          10/19/2007          463,434
     853,448   BEAR STEARNS & COMPANY INCORPORATED INTERNATIONAL REPURCHASE
               AGREEMENT - 102% COLLATERALIZED (MATURITY VALUE $853,825)                5.30          10/01/2007          853,448
   2,389,655   BEAR STEARNS & COMPANY INCORPORATED REPURCHASE AGREEMENT - 102%
               COLLATERALIZED (MATURITY VALUE $2,390,720)                               5.35          10/01/2007        2,389,655
     341,379   BNP PARIBAS+/-                                                           5.33          05/07/2008          341,137
     183,702   BNP PARIBAS REPURCHASE AGREEMENT - 102% COLLATERALIZED (MATURITY
               VALUE $183,783)                                                          5.29          10/01/2007          183,701
   2,560,345   BNP PARIBAS REPURCHASE AGREEMENT - 102% COLLATERALIZED (MATURITY
               VALUE $2,561,482)                                                        5.33          10/01/2007        2,560,345
     460,862   CAFCO LLC++                                                              5.20          10/02/2007          460,793
     256,034   CANCARA ASSET SECURITIZATION LIMITED++                                   5.19          10/17/2007          255,438
     580,345   CHARIOT FUNDING LLC                                                      5.18          10/18/2007          578,905
     597,414   CHARIOT FUNDING LLC++                                                    5.31          10/09/2007          596,715
     597,414   CHARIOT FUNDING LLC++                                                    5.37          10/04/2007          597,151
   1,109,483   CHEYNE FINANCE LLC+/-++^^                                                4.98          02/25/2008        1,062,873
     853,448   CHEYNE FINANCE LLC+/-++^^                                                5.29          05/19/2008          853,448
     170,690   CIT GROUP INCORPORATED+/-                                                5.67          12/19/2007          169,773
     188,185   CIT GROUP INCORPORATED+/-                                                5.73          11/23/2007          187,130
   2,914,217   CITIGROUP REPURCHASE AGREEMENT - 102% COLLATERALIZED (MATURITY
               VALUE $2,915,511)                                                        5.33          10/01/2007        2,914,217
      85,345   CLIPPER RECEIVABLES CORPORATION++                                        5.22          10/01/2007           85,345
      85,345   COMERICA BANK+/-                                                         5.82          02/08/2008           85,410
   5,451,126   CREDIT SUISSE FIRST BOSTON REPURCHASE AGREEMENT - 102%
               COLLATERALIZED (MATURITY Value $5,453,556)                               5.35          10/01/2007        5,451,126
   1,024,138   CULLINAN FINANCE CORPORATION+/-++                                        5.11          02/25/2008        1,024,138
     426,724   CULLINAN FINANCE CORPORATION+/-++                                        5.32          02/12/2008          426,694
   1,280,172   CULLINAN FINANCE CORPORATION+/-++                                        5.32          08/04/2008        1,279,891
   2,560,345   EBBETS FUNDING LLC++                                                     5.90          10/01/2007        2,560,345
     938,793   ERASMUS CAPITAL CORPORATION++                                            5.34          10/10/2007          937,563
     170,690   ERASMUS CAPITAL CORPORATION++                                            5.65          10/01/2007          170,690
     853,448   FAIRWAY FINANCE CORPORATION++                                            5.25          10/10/2007          852,330
     682,759   FAIRWAY FINANCE CORPORATION++                                            5.30          10/05/2007          682,363
     426,724   FALCON ASSET SECURITIZATION CORPORATION                                  5.35          11/06/2007          424,488
   1,706,896   FIVE FINANCE INCORPORATED+/-++                                           5.30          07/09/2008        1,705,616
     629,845   FOUNTAIN SQUARE COMMERCIAL FUNDING CORPORATION                           5.38          10/31/2007          627,092
     426,724   GALLEON CAPITAL LLC++                                                    5.25          10/02/2007          426,660
     699,828   GALLEON CAPITAL LLC++                                                    5.28          10/01/2007          699,827
     443,793   GALLEON CAPITAL LLC                                                      5.34          10/19/2007          442,630
     170,690   HARRIER FINANCE FUNDING LLC+/-                                           5.15          04/25/2008          170,690
     426,724   HARRIER FINANCE FUNDING LLC+/-++                                         5.31          01/11/2008          426,319
     853,448   HUDSON-THAMES LLC+/-++                                                   5.67          06/16/2008          854,199
   1,109,483   ING (USA) ANNUITY & LIFE INSURANCE COMPANY+/-                            5.82          08/16/2008        1,109,483
     426,724   INTESA BANK (IRELAND) PLC SERIES BKNT+/-++                               5.14          10/24/2008          426,395
   9,899,999   JPMORGAN CHASE SECURITIES CORPORATION REPURCHASE AGREEMENT - 102%
               COLLATERALIZED (MATURITY VALUE $9,904,413)                               5.35          10/01/2007        9,899,999
   1,348,448   K2 (USA) LLC                                                             6.11          10/05/2007        1,347,666

Portfolio of Investments--September 30, 2007

                                     Wells Fargo Advantage Master Portfolios 135


EQUITY INCOME PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL      SECURITY NAME                                                        INTEREST RATE   MATURITY DATE       VALUE
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$    981,465   KESTREL FUNDING US LLC+/-++                                              5.10%         02/25/2008    $     980,562
     170,690   KESTREL FUNDING US LLC+/-                                                5.15          04/25/2008          170,690
     256,034   KESTREL FUNDING US LLC                                                   5.88          10/09/2007          255,735
     682,759   LIBERTY STREET FUNDING CORPORATION                                       5.28          10/01/2007          682,759
     853,448   LINKS FINANCE LLC+/-++                                                   5.32          08/15/2008          852,151
   1,143,621   LIQUID FUNDING LIMITED+/-++                                              5.34          11/13/2007        1,143,621
   1,263,103   LIQUID FUNDING LIMITED+/-++                                              5.70          06/11/2008        1,264,139
     360,155   METLIFE GLOBAL FUNDING I+/-++                                            5.43          10/05/2007          360,155
   5,573,200   MORGAN STANLEY REPURCHASE AGREEMENT - 102% COLLATERALIZED
               (MATURITY VALUE $5,575,675)                                              5.33          10/01/2007        5,573,200
      78,944   MORGAN STANLEY SERIES EXL+/-                                             5.83          10/14/2008           78,861
   1,498,228   NORTH SEA FUNDING LLC                                                    5.36          10/15/2007        1,495,172
     853,448   NORTH SEA FUNDING LLC++                                                  5.45          10/03/2007          853,201
     853,448   NORTHERN ROCK PLC+/-++SS.                                                5.78          11/04/2008          849,872
     228,519   PERRY GLOBAL FUNDING LLC SERIES A                                        5.59          10/11/2007          228,186
     486,465   PREMIUM ASSET TRUST+/-++                                                 5.33          12/21/2007          486,568
     426,724   PREMIUM ASSET TRUST SERIES 06-B++                                        5.50          12/16/2007          426,724
     324,310   PYXIS MASTER TRUST SERIES 2007-3+/-++                                    5.51          11/27/2007          324,310
      69,044   RACERS TRUST SERIES 2004-6-MM+/-++                                       5.19          03/24/2008           68,962
   1,365,517   REGENCY MARKETS #1 LLC++                                                 5.21          10/12/2007        1,363,332
     648,621   REGENCY MARKETS #1 LLC++                                                 5.25          10/04/2007          648,335
     341,379   ROYAL BANK OF SCOTLAND GROUP PLC                                         5.55          10/05/2007          341,386
   1,211,896   SCALDIS CAPITAL LIMITED++                                                5.26          10/04/2007        1,211,363
   1,177,759   SCALDIS CAPITAL LIMITED                                                  5.29          10/22/2007        1,174,155
   1,109,483   SEDNA FINANCE INCORPORATED                                               5.38          10/09/2007        1,108,185
     614,483   SEDNA FINANCE INCORPORATED+/-++                                          5.79          04/10/2008          614,089
     256,034   SHEFFIELD RECEIVABLES CORPORATION++                                      5.25          10/05/2007          255,886
     435,259   SHIPROCK FINANCE SERIES 2007-4A+/-++                                     5.82          04/11/2008          435,259
     332,845   SKANDINAVISKA ENSKILDA BANKEN AB (NEW YORK)+/-                           5.11          02/29/2008          332,789
     426,724   SKANDINAVISKA ENSKILDA BANKEN AB (NEW YORK)+/-                           5.70          02/04/2008          427,087
     341,379   SLM CORPORATION+/-++                                                     5.81          05/12/2008          338,385
     529,138   STANFIELD VICTORIA FUNDING LLC+/-++                                      5.36          04/03/2008          528,953
     853,448   STANFIELD VICTORIA FUNDING LLC+/-++                                      5.57          02/15/2008          853,533
     853,448   TANGO FINANCE CORPORATION                                                5.37          10/04/2007          853,073
   1,041,207   THAMES ASSET GLOBAL SECURITIZATION #1 INCORPORATED++                     5.30          10/15/2007        1,039,083
     102,414   THAMES ASSET GLOBAL SECURITIZATION #1 INCORPORATED                       5.31          10/17/2007          102,175
      98,676   THE TRAVELERS INSURANCE COMPANY+/-                                       5.89          02/08/2008           98,674
     355,922   THUNDER BAY FUNDING INCORPORATED                                         5.32          10/25/2007          354,676
     835,048   THUNDER BAY FUNDING INCORPORATED++                                       5.33          10/02/2007          834,923
     136,552   TULIP FUNDING CORPORATION++                                              5.25          10/04/2007          136,492
     682,759   TULIP FUNDING CORPORATION                                                5.27          10/26/2007          680,266
     426,724   UNICREDITO ITALIANO BANK (IRELAND) SERIES EXL+/-++                       5.77          10/08/2008          425,930
     426,724   UNICREDITO ITALIANO BANK (IRELAND) SERIES LIB+/-++                       5.84          10/08/2008          425,943
     170,690   VERSAILLES CDS LLC++                                                     5.24          10/03/2007          170,640
     682,759   VERSAILLES CDS LLC                                                       5.39          10/16/2007          681,263
     853,448   VERSAILLES CDS LLC                                                       5.40          10/23/2007          850,709
     733,965   VICTORIA FINANCE LLC+/-++                                                5.32          07/28/2008          732,475

136 Wells Fargo Advantage Master Portfolios

                                    Portfolio of Investments--September 30, 2007


EQUITY INCOME PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL      SECURITY NAME                                                        INTEREST RATE   MATURITY DATE       VALUE
COLLATERAL INVESTED IN OTHER ASSETS (CONTINUED)
$    426,724   VICTORIA FINANCE LLC+/-++                                                5.34%         08/07/2008    $     426,724
     853,448   WHITE PINE FINANCE LLC+/-++                                              5.46          02/22/2008          853,534
     341,379   ZELA FINANCE CORPORATION                                                 5.32          10/26/2007          340,133

                                                                                                                       87,936,999
                                                                                                                    -------------

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $91,983,301)                                                             91,983,301
                                                                                                                    -------------

SHARES
SHORT-TERM INVESTMENTS: 0.94%
   6,287,603   WELLS FARGO ADVANTAGE MONEY MARKET TRUST~+++                                                             6,287,603
                                                                                                                    -------------

TOTAL SHORT-TERM INVESTMENTS (COST $6,287,603)                                                                          6,287,603
                                                                                                                    -------------
TOTAL INVESTMENTS IN SECURITIES

(COST $569,982,401)*                                             113.76%                                            $ 756,766,544

OTHER ASSETS AND LIABILITIES, NET                                (13.76)                                              (91,532,261)
                                                                 ------                                             -------------
TOTAL NET ASSETS                                                 100.00%                                            $ 665,234,283
                                                                 ------                                             -------------

--------------------------------------------------------------------------------
+     Non-income earning securities.

<<    All or a portion of this security is on loan. (See Note 2)

+/-   Variable rate investments.

++ Securities that may be resold to "qualified institutional buyers" under rule 144A or securities offered pursuant to section 4(2) of the Securities Act of 1933, as amended.

^^ This security is currently in default with regards to scheduled interest or principal payments.

ss. These securities are subject to a demand feature which reduces the effective maturity.

~ This Wells Fargo Advantage Fund invests cash balances that it retains for liquidity purposes in a Wells Fargo Advantage Money Market Fund. The fund does not pay an investment advisory fee for such investments.

+++   Security of an affiliate of the fund with a cost of $6,287,603.

* Cost for federal income tax purposes is $570,252,499 and net unrealized appreciation (depreciation) consists of:

      Gross unrealized appreciation                $192,920,711
      Gross unrealized depreciation                  (6,406,666)
                                                   ------------
      Net unrealized appreciation (depreciation)   $186,514,045

      The accompanying notes are an integral part of these financial statements.

Portfolio of Investments--September 30, 2007

                                     Wells Fargo Advantage Master Portfolios 137


EQUITY VALUE PORTFOLIO
--------------------------------------------------------------------------------

SHARES        SECURITY NAME                                                                                           VALUE
COMMON STOCKS: 97.17%

APPAREL & ACCESSORY STORES: 0.61%
     74,200   PHILLIPS-VAN HEUSEN CORPORATION                                                                     $    3,894,016
                                                                                                                  --------------
BUSINESS SERVICES: 1.13%
     91,600   NCR CORPORATION+                                                                                         4,561,680
    474,900   SUN MICROSYSTEMS INCORPORATED+                                                                           2,664,189

                                                                                                                       7,225,869
                                                                                                                  --------------
CHEMICALS & ALLIED PRODUCTS: 8.09%
     70,500   BIOGEN IDEC INCORPORATED+                                                                                4,676,265
    160,400   BRISTOL-MYERS SQUIBB COMPANY                                                                             4,622,728
    402,100   CELANESE CORPORATION CLASS A                                                                            15,673,858
     41,000   CF INDUSTRIES HOLDINGS INCORPORATED                                                                      3,112,310
     68,600   CYTEC INDUSTRIES INCORPORATED                                                                            4,691,554
    110,900   ELI LILLY & COMPANY<<                                                                                    6,313,537
     73,900   INVITROGEN CORPORATION<<+                                                                                6,039,847
     93,900   PROCTER & GAMBLE COMPANY                                                                                 6,604,926

                                                                                                                      51,735,025
                                                                                                                  --------------

COMMUNICATIONS: 6.44%
     80,400   AMERICA MOVIL SAB DE C.V. ADR SERIES L+                                                                  5,145,600
    471,000   AT&T INCORPORATED                                                                                       19,928,010
    138,700   DIRECTV GROUP INCORPORATED+                                                                              3,367,636
    288,300   VERIZON COMMUNICATIONS INCORPORATED                                                                     12,765,924

                                                                                                                      41,207,170
                                                                                                                  --------------

COMMUNICATIONS EQUIPMENT: 0.47%
     44,500   GENERAL CABLE CORPORATION<<+                                                                             2,986,840
                                                                                                                  --------------
DEPOSITORY INSTITUTIONS: 12.74%
    470,000   BANK OF AMERICA CORPORATION                                                                             23,626,900
    212,100   BANK OF NEW YORK MELLON CORPORATION                                                                      9,362,094
    431,500   CITIGROUP INCORPORATED<<                                                                                20,138,105
    364,200   JPMORGAN CHASE & COMPANY                                                                                16,687,644
    374,200   NEW YORK COMMUNITY BANCORP INCORPORATED<<                                                                7,128,510
     91,000   WACHOVIA CORPORATION                                                                                     4,563,650

                                                                                                                      81,506,903
                                                                                                                  --------------

EATING & DRINKING PLACES: 1.38%
     70,500   JACK IN THE BOX INCORPORATED<<+                                                                          4,571,220
     78,200   MCDONALD'S CORPORATION<<                                                                                 4,259,554

                                                                                                                       8,830,774
                                                                                                                  --------------

ELECTRIC, GAS & SANITARY SERVICES: 5.91%
    344,200   AMERICAN ELECTRIC POWER COMPANY INCORPORATED                                                            15,860,736
    221,900   EDISON INTERNATIONAL                                                                                    12,304,355
    338,100   NORTHEAST UTILITIES                                                                                      9,659,517

                                                                                                                      37,824,608
                                                                                                                  --------------

ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT: 3.92%
    131,200   COOPER INDUSTRIES LIMITED CLASS A                                                                        6,703,008
    250,500   GENERAL ELECTRIC COMPANY                                                                                10,370,700
     73,600   KLA-TENCOR COrporation                                                                                   4,105,408
    350,000   MICRON TECHNOLOGY INCORPORATED<<+                                                                        3,885,000

                                                                                                                      25,064,116
                                                                                                                  --------------

138 Wells Fargo Advantage Master Portfolios

                                    Portfolio of Investments--September 30, 2007


EQUITY VALUE PORTFOLIO
--------------------------------------------------------------------------------

SHARES        SECURITY NAME                                                                                          VALUE
FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT: 1.33%
     58,000   BALL CORPORATION<<                                                                                  $    3,117,500
    109,200   SNAP-ON INCORPORATED                                                                                     5,409,768

                                                                                                                       8,527,268
                                                                                                                  --------------

FOOD & KINDRED PRODUCTS: 2.47%
    114,600   H.J. HEINZ COMPANY                                                                                       5,294,520
     57,600   MOLSON COORS BREWING COMPANY                                                                             5,740,992
    127,900   PEPSI BOTTLING GROUP INCORPORATED                                                                        4,754,043

                                                                                                                      15,789,555
                                                                                                                  --------------

GENERAL MERCHANDISE STORES: 1.19%
     94,400   BIG LOTS INCORPORATED<<+                                                                                 2,816,896
     75,800   JC PENNEY COMPANY INCORPORATED                                                                           4,803,446

                                                                                                                       7,620,342
                                                                                                                  --------------

HOLDING & OTHER INVESTMENT OFFICES: 1.28%
    123,600   PROLOGIS<<                                                                                               8,200,860
                                                                                                                  --------------

INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT: 6.28%
    109,800   CNH Global N.V.<<                                                                                        6,669,252
     33,500   CUMMINS INCORPORATED                                                                                     4,284,315
    176,600   HEWLETT-PACKARD COMPANY                                                                                  8,792,914
     46,000   INTERNATIONAL BUSINESS MACHINES CORPORATION<<                                                            5,418,800
    125,900   SANDISK CORPORATION<<+                                                                                   6,937,090
     42,800   SPX CORPORATION                                                                                          3,961,568
     46,100   TEREX CORPORATION<<+                                                                                     4,103,822

                                                                                                                      40,167,761
                                                                                                                  --------------

INSURANCE AGENTS, BROKERS & SERVICE: 2.53%
    163,700   AON CORPORATION<<                                                                                        7,335,397
     46,200   HUMANA INCORPORATED+                                                                                     3,228,456
    230,100   UNUMPROVIDENT CORPORATION                                                                                5,630,547

                                                                                                                      16,194,400
                                                                                                                  --------------

INSURANCE CARRIERS: 8.76%
    104,000   AMERICAN INTERNATIONAL GROUP INCORPORATED                                                                7,035,600
    241,800   CIGNA CORPORATION                                                                                       12,885,522
     78,000   HARTFORD FINANCIAL SERVICES GROUP INCORPORATED                                                           7,218,900
    120,100   LINCOLN NATIONAL CORPORATION                                                                             7,922,997
    117,000   PMI GROUP INCORPORATED                                                                                   3,825,900
     95,000   PRUDENTIAL FINANCIAL INCORPORATED<<                                                                      9,270,100
    156,400   THE TRAVELERS COMPANIES INCORPORATED                                                                     7,873,176

                                                                                                                      56,032,195
                                                                                                                  --------------

MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS: 0.51%
     55,900   THERMO FISHER SCIENTIFIC INCORPORATED+                                                                   3,226,548
                                                                                                                  --------------
MEDICAL MANAGEMENT SERVICES: 0.78%
     54,800   MEDCO HEALTH SOLUTIONS INCORPORATED<<+                                                                   4,953,372
                                                                                                                  --------------
MEDICAL PRODUCTS: 1.63%
    201,600   MERCK & COMPANY INCORPORATED                                                                            10,420,704
                                                                                                                  --------------
METAL MINING: 1.58%
     96,400   FREEPORT-MCMORAN COPPER & GOLD INCORPORATED CLASS B                                                     10,111,396
                                                                                                                  --------------

Portfolio of Investments--September 30, 2007

                                     Wells Fargo Advantage Master Portfolios 139


EQUITY VALUE PORTFOLIO
--------------------------------------------------------------------------------

SHARES        SECURITY NAME                                                                                           VALUE
MOTION PICTURES: 0.94%
    173,800   WALT DISNEY COMPANY<<                                                                               $    5,976,982
                                                                                                                  --------------
OIL & GAS EXTRACTION: 0.81%
     96,000   ANADARKO PETROLEUM CORPORATION<<                                                                         5,160,000
                                                                                                                  --------------

PETROLEUM REFINING & RELATED INDUSTRIES: 11.28%
    120,300   CHEVRON CORPORATION<<                                                                                   11,257,674
     59,800   CONOCOPHILLIPS                                                                                           5,248,646
    338,000   EXXON MOBIL CORPORATION                                                                                 31,285,280
    121,000   FRONTIER OIL CORPORATION                                                                                 5,038,440
    165,700   MARATHON OIL CORPORATION<<                                                                               9,448,214
     72,900   TESORO PETROLEUM CORPORATION<<                                                                           3,354,858
     97,200   VALERO ENERGY CORPORATION                                                                                6,529,896

                                                                                                                      72,163,008
                                                                                                                  --------------

PRIMARY METAL INDUSTRIES: 1.12%
     39,000   ALLEGHENY TECHNOLOGIES INCORPORATED<<                                                                    4,288,050
     22,100   CARPENTER TECHNOLOGY CORPORATION<<                                                                       2,873,221

                                                                                                                       7,161,271
                                                                                                                  --------------

REAL ESTATE INVESTMENT TRUSTS (REITS): 1.30%
    187,400   HEALTH CARE REIT INCORPORATED<<                                                                          8,290,576
                                                                                                                  --------------

SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES: 5.31%
    118,400   AMERIPRISE FINANCIAL INCORPORATED                                                                        7,472,224
     26,400   GOLDMAN SACHS GROUP INCORPORATED                                                                         5,721,936
    131,000   JEFFERIES GROUP INCORPORATED<<                                                                           3,645,730
    127,000   MERRILL LYNCH & COMPANY INCORPORATED<<                                                                   9,052,560
     72,400   MORGAN STANLEY                                                                                           4,561,200
    106,400   RAYMOND JAMES FINANCIAL INCORPORATED                                                                     3,495,240

                                                                                                                      33,948,890
                                                                                                                  --------------
TOBACCO PRODUCTS: 2.79%
    167,500   ALTRIA GROUP INCORPORATED                                                                               11,646,275
     75,700   LOEWS CORPORATION - CAROLINA GROUP                                                                       6,224,811

                                                                                                                      17,871,086
                                                                                                                  --------------

TRANSPORTATION BY AIR: 0.77%
    105,500   UAL CORPORATION<<+                                                                                       4,908,915
                                                                                                                  --------------
TRANSPORTATION EQUIPMENT: 3.82%
    512,000   FORD MOTOR COMPANY<<+                                                                                    4,346,880
    100,400   GOODRICH CORPORATION                                                                                     6,850,292
     49,600   MAGNA INTERNATIONAL INCORPORATED CLASS A                                                                 4,776,976
    112,300   SPIRIT AEROSYSTEMS HOLDINGS INCORPORATED+                                                                4,372,962
     51,000   UNITED TECHNOLOGIES CORPORATION                                                                          4,104,480

                                                                                                                      24,451,590
                                                                                                                  --------------

TOTAL COMMON STOCKS (COST $540,960,190)                                                                              621,452,040
                                                                                                                  --------------
COLLATERAL FOR SECURITIES LENDING: 21.44%
COLLATERAL INVESTED IN MONEY MARKET FUNDS: 0.94%
  2,215,490   AIM SHORT-TERM INVESTMENT COMPANY - LIQUID ASSETS PORTFOLIO                                              2,215,490
  1,908,675   BLACKROCK TEMP FUND B #24 MONEY MARKET FUND                                                              1,908,675
  1,908,675   SCUDDER DAILY ASSETS MONEY MARKET FUND                                                                   1,908,675

                                                                                                                       6,032,840
                                                                                                                  --------------

140 Wells Fargo Advantage Master Portfolios

                                    Portfolio of Investments--September 30, 2007


EQUITY VALUE PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                                       INTEREST RATE   MATURITY DATE       VALUE
COLLATERAL INVESTED IN OTHER ASSETS: 20.50%
$ 1,526,940   ALPINE SECURITIZATION CORPORATION                                        5.30%        10/03/2007    $    1,526,497
    254,490   ATLANTIC ASSET SECURITIZATION CORPORATION++                              5.30         10/02/2007           254,452
  1,272,450   ATLANTIC ASSET SECURITIZATION CORPORATION                                5.30         10/24/2007         1,268,187
    636,225   ATLAS CAPITAL FUNDING CORPORATION SERIES MTN1+/-++                       5.03         10/25/2007           636,231
    636,225   BANCO SANTANDER TOTTA LOAN+/-++                                          5.76         10/15/2008           636,142
    636,225   BANK OF IRELAND SERIES EXTC+/-++                                         5.35         10/14/2008           635,264
    890,715   BANK OF MONTREAL                                                         5.08         10/22/2007           890,590
  2,290,410   BARCLAYS REPURCHASE AGREEMENT - 102% COLLATERALIZED (MATURITY
              VALUE $2,291,441)                                                        5.40         10/01/2007         2,290,410
    890,715   BARTON CAPITAL CORPORATION                                               5.23         10/02/2007           890,581
    839,817   BARTON CAPITAL CORPORATION                                               5.24         10/15/2007           838,104
    692,773   BARTON CAPITAL CORPORATION                                               5.27         10/19/2007           690,958
  1,272,450   BEAR STEARNS & COMPANY INCORPORATED INTERNATIONAL REPURCHASE
              AGREEMENT - 102% COLLATERALIZED (MATURITY VALUE $1,273,012)              5.30         10/01/2007         1,272,450
  3,562,860   BEAR STEARNS & COMPANY INCORPORATED REPURCHASE AGREEMENT - 102%
              COLLATERALIZED (MATURITY VALUE $3,564,448)                               5.35         10/01/2007         3,562,860
    508,980   BNP PARIBAS+/-                                                           5.33         05/07/2008           508,619
    273,890   BNP PARIBAS REPURCHASE AGREEMENT - 102% COLLATERALIZED
              (MATURITY VALUE $274.011)                                                5.29         10/01/2007           273,890
  3,817,350   BNP PARIBAS REPURCHASE AGREEMENT - 102% COLLATERALIZED
              (MATURITY VALUE $3,819,046)                                              5.33         10/01/2007         3,817,350
    687,123   CAFCO LLC++                                                              5.20         10/02/2007           687,020
    381,735   CANCARA ASSET SECURITIZATION LIMITED++                                   5.19         10/17/2007           380,846
    865,266   CHARIOT FUNDING LLC                                                      5.18         10/18/2007           863,120
    890,715   CHARIOT FUNDING LLC++                                                    5.31         10/09/2007           889,673
    890,715   CHARIOT FUNDING LLC++                                                    5.37         10/04/2007           890,323
  1,654,185   CHEYNE FINANCE LLC+/-++^^                                                4.98         02/25/2008         1,584,693
  1,272,450   CHEYNE FINANCE LLC+/-++^^                                                5.29         05/19/2008         1,272,450
    254,490   CIT GROUP INCORPORATED+/-                                                5.67         12/19/2007           253,123
    280,575   CIT GROUP INCORPORATED+/-                                                5.73         11/23/2007           279,001
  4,344,957   CITIGROUP REPURCHASE AGREEMENT - 102% COLLATERALIZED (MATURITY
              VALUE $4,346,887)                                                        5.33         10/01/2007         4,344,957
    127,245   CLIPPER RECEIVABLES CORPORATION++                                        5.22         10/01/2007           127,245
    127,245   COMERICA BANK+/-                                                         5.82         02/08/2008           127,342
  8,127,366   CREDIT SUISSE FIRST BOSTON REPURCHASE AGREEMENT - 102%
              COLLATERALIZED (MATURITY  VALUE $8,130,989)                              5.35         10/01/2007         8,127,366
  1,526,940   CULLINAN FINANCE CORPORATION+/-++                                        5.11         02/25/2008         1,526,940
    636,225   CULLINAN FINANCE CORPORATION+/-++                                        5.32         02/12/2008           636,181
  1,908,675   CULLINAN FINANCE CORPORATION+/-++                                        5.32         08/04/2008         1,908,255
  3,817,350   EBBETS FUNDING LLC++                                                     5.90         10/01/2007         3,817,350
  1,399,695   ERASMUS CAPITAL CORPORATION++                                            5.34         10/10/2007         1,397,862
    254,490   ERASMUS CAPITAL CORPORATION++                                            5.65         10/01/2007           254,490
  1,272,450   FAIRWAY FINANCE CORPORATION++                                            5.25         10/10/2007         1,270,783
  1,017,960   FAIRWAY FINANCE CORPORATION++                                            5.30         10/05/2007         1,017,370
    636,225   FALCON ASSET SECURITIZATION CORPORATION                                  5.35         11/06/2007           632,891
  2,544,900   FIVE FINANCE INCORPORATED+/-++                                           5.30         07/09/2008         2,542,991
    939,068   FOUNTAIN SQUARE COMMERCIAL FUNDING CORPORATION                           5.38         10/31/2007           934,964
    636,225   GALLEON CAPITAL LLC++                                                    5.25         10/02/2007           636,130
  1,043,409   GALLEON CAPITAL LLC++                                                    5.28         10/01/2007         1,043,409
    661,674   GALLEON CAPITAL LLC                                                      5.34         10/19/2007           659,940
    254,490   HARRIER FINANCE FUNDING LLC+/-                                           5.15         04/25/2008           254,490
    636,225   HARRIER FINANCE FUNDING LLC+/-++                                         5.31         01/11/2008           635,621

Portfolio of Investments--September 30, 2007

                                     Wells Fargo Advantage Master Portfolios 141


EQUITY VALUE PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                                       INTEREST RATE   MATURITY DATE       VALUE
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$ 1,272,450   HUDSON-THAMES LLC+/-++                                                   5.67%        06/16/2008    $    1,273,570
  1,654,185   ING (USA) ANNUITY & LIFE INSURANCE COMPANY+/-                            5.82         08/16/2008         1,654,185
    636,225   INTESA BANK (IRELAND) PLC SERIES BKNT+/-++                               5.14         10/24/2008           635,735
 14,760,421   JPMORGAN CHASE SECURITIES CORPORATION REPURCHASE AGREEMENT - 102%
              COLLATERALIZED (MATURITY VALUE $14,767,002)                              5.35         10/01/2007        14,760,421
  2,010,471   K2 (USA) LLC                                                             6.11         10/05/2007         2,009,305
  1,463,318   KESTREL FUNDING US LLC+/-++                                              5.10         02/25/2008         1,461,971
    254,490   KESTREL FUNDING US LLC+/-                                                5.15         04/25/2008           254,490
    381,735   KESTREL FUNDING US LLC                                                   5.88         10/09/2007           381,288
  1,017,960   LIBERTY STREET FUNDING CORPORATION                                       5.28         10/01/2007         1,017,960
  1,272,450   LINKS FINANCE LLC+/-++                                                   5.32         08/15/2008         1,270,516
  1,705,083   LIQUID FUNDING LIMITED+/-++                                              5.34         11/13/2007         1,705,083
  1,883,226   LIQUID FUNDING LIMITED+/-++                                              5.70         06/11/2008         1,884,770
    536,974   METLIFE GLOBAL FUNDING I+/-++                                            5.43         10/05/2007           536,974
  8,309,372   MORGAN STANLEY REPURCHASE AGREEMENT - 102% COLLATERALIZED
              (MATURITY VALUE $8,313,063)                                              5.33         10/01/2007         8,309,372
    117,702   MORGAN STANLEY SERIES EXL+/-                                             5.83         10/14/2008           117,578
  2,233,786   NORTH SEA FUNDING LLC                                                    5.36         10/15/2007         2,229,229
  1,272,450   NORTH SEA FUNDING LLC++                                                  5.45         10/03/2007         1,272,081
  1,272,450   NORTHERN ROCK PLC+/-++SS.                                                5.78         11/04/2008         1,267,119
    340,711   PERRY GLOBAL FUNDING LLC SERIES A                                        5.59         10/11/2007           340,214
    725,297   PREMIUM ASSET TRUST+/-++                                                 5.33         12/21/2007           725,449
    636,225   PREMIUM ASSET TRUST SERIES 06-B++                                        5.50         12/16/2007           636,225
    483,531   PYXIS MASTER TRUST SERIES 2007-3+/-++                                    5.51         11/27/2007           483,531
    102,941   RACERS TRUST SERIES 2004-6-MM+/-++                                       5.19         03/24/2008           102,820
  2,035,920   REGENCY MARKETS #1 LLC++                                                 5.21         10/12/2007         2,032,663
    967,062   REGENCY MARKETS #1 LLC++                                                 5.25         10/04/2007           966,637
    508,980   ROYAL BANK OF SCOTLAND GROUP PLC                                         5.55         10/05/2007           508,990
  1,806,879   SCALDIS CAPITAL LIMITED++                                                5.26         10/04/2007         1,806,084
  1,755,981   SCALDIS CAPITAL LIMITED                                                  5.29         10/22/2007         1,750,608
  1,654,185   SEDNA FINANCE INCORPORATED                                               5.38         10/09/2007         1,652,250
    916,164   SEDNA FINANCE INCORPORATED+/-++                                          5.79         04/10/2008           915,578
    381,735   SHEFFIELD RECEIVABLES CORPORATION++                                      5.25         10/05/2007           381,514
    648,950   SHIPROCK FINANCE SERIES 2007-4A+/-++                                     5.82         04/11/2008           648,950
    496,256   SKANDINAVISKA ENSKILDA BANKEN AB (NEW YORK)+/-                           5.11         02/29/2008           496,172
    636,225   SKANDINAVISKA ENSKILDA BANKEN AB (NEW YORK)+/-                           5.70         02/04/2008           636,766
    508,980   SLM CORPORATION+/-++                                                     5.81         05/12/2008           504,516
    788,919   STANFIELD VICTORIA FUNDING LLC+/-++                                      5.36         04/03/2008           788,643
  1,272,450   STANFIELD VICTORIA FUNDING LLC+/-++                                      5.57         02/15/2008         1,272,577
  1,272,450   TANGO FINANCE CORPORATION                                                5.37         10/04/2007         1,271,890
  1,552,389   THAMES ASSET GLOBAL SECURITIZATION #1 INCORPORATED++                     5.30         10/15/2007         1,549,222
    152,694   THAMES ASSET GLOBAL SECURITIZATION #1 INCORPORATED                       5.31         10/17/2007           152,338
    147,121   THE TRAVELERS INSURANCE COMPANY+/-                                       5.89         02/08/2008           147,118
    530,663   THUNDER BAY FUNDING INCORPORATED                                         5.32         10/25/2007           528,805
  1,245,016   THUNDER BAY FUNDING INCORPORATED++                                       5.33         10/02/2007         1,244,829
    203,592   TULIP FUNDING CORPORATION++                                              5.25         10/04/2007           203,502
  1,017,960   TULIP FUNDING CORPORATION                                                5.27         10/26/2007         1,014,245

142 Wells Fargo Advantage Master Portfolios

                                    Portfolio of Investments--September 30, 2007


EQUITY VALUE PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                                       INTEREST RATE   MATURITY DATE       VALUE
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$   636,225   UNICREDITO ITALIANO BANK (IRELAND) SERIES EXL+/-++                       5.77%        10/08/2008    $      635,042
    636,225   UNICREDITO ITALIANO BANK (IRELAND) SERIES LIB+/-++                       5.84         10/08/2008           635,061
    254,490   VERSAILLES CDS LLC++                                                     5.24         10/03/2007           254,416
  1,017,960   VERSAILLES CDS LLC                                                       5.39         10/16/2007         1,015,731
  1,272,450   VERSAILLES CDS LLC                                                       5.40         10/23/2007         1,268,366
  1,094,307   VICTORIA FINANCE LLC+/-++                                                5.32         07/28/2008         1,092,086
    636,225   VICTORIA FINANCE LLC+/-++                                                5.34         08/07/2008           636,225
  1,272,450   WHITE PINE FINANCE LLC+/-++                                              5.46         02/22/2008         1,272,577
    508,980   ZELA FINANCE CORPORATION                                                 5.32         10/26/2007           507,122

                                                                                                                     131,109,820
                                                                                                                  --------------

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $137,142,660)                                                          137,142,660
                                                                                                                  --------------

SHARES
SHORT-TERM INVESTMENTS: 4.13%
 26,422,556   WELLS FARGO ADVANTAGE MONEY MARKET TRUST~+++                                                            26,422,556
                                                                                                                  --------------

TOTAL SHORT-TERM INVESTMENTS (COST $26,422,556)                                                                       26,422,556
                                                                                                                  --------------
TOTAL INVESTMENTS IN SECURITIES
(COST $704,525,406)*                     122.74%                                                                  $  785,017,256

OTHER ASSETS AND LIABILITIES, NET        (22.74)                                                                    (145,454,645)
                                         ------                                                                   --------------

TOTAL NET ASSETS                         100.00%                                                                  $  639,562,611
                                         ------                                                                   --------------

--------------------------------------------------------------------------------
<<    All or a portion of this security is on loan. (See Note 2)

+     Non-income earning securities.

+/-   Variable rate investments.

++ Securities that may be resold to "qualified institutional buyers" under rule 144A or securities offered pursuant to section 4(2) of the Securities Act of 1933, as amended.

^^ This security is currently in default with regards to scheduled interest or principal payments.

ss. These securities are subject to a demand feature which reduces the effective maturity.

~ This Wells Fargo Advantage Fund invests cash balances that it retains for liquidity purposes in a Wells Fargo Advantage Money Market Fund. The fund does not pay an investment advisory fee for such investments.

+++   Security of an affiliate of the fund with a cost of $26,422,556.

* Cost for federal income tax purposes is $705,054,808 and net unrealized appreciation (depreciation) consists of:

      Gross unrealized appreciation                     $ 91,365,126
      Gross unrealized depreciation                      (11,402,678)
                                                        ------------
      Net unrealized appreciation (depreciation)        $ 79,962,448

      The accompanying notes are an integral part of these financial statements.

Portfolio of Investments--September 30, 2007

                                     Wells Fargo Advantage Master Portfolios 143


INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                            VALUE
COMMON STOCKS: 99.33%
AMUSEMENT & RECREATION SERVICES: 0.23%
     38,862  HARRAH'S ENTERTAINMENT INCORPORATED                                                                  $    3,378,274
     69,656  INTERNATIONAL GAME TECHNOLOGY                                                                             3,002,174

                                                                                                                       6,380,448
                                                                                                                  --------------
APPAREL & ACCESSORY STORES: 0.37%
     17,989  ABERCROMBIE & FITCH COMPANY CLASS A                                                                       1,451,712
    102,719  GAP INCORPORATED                                                                                          1,894,138
     65,959  KOHL'S CORPORATION+                                                                                       3,781,429
     66,176  LIMITED BRANDS INCORPORATED<<                                                                             1,514,769
     41,058  NORDSTROM INCORPORATED                                                                                    1,925,210

                                                                                                                      10,567,258
                                                                                                                  --------------
APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS: 0.13%
     19,394  JONES APPAREL GROUP INCORPORATED<<                                                                          409,795
     21,225  LIZ CLAIBORNE INCORPORATED                                                                                  728,654
     12,432  POLO RALPH LAUREN CORPORATION                                                                               966,588
     18,445  VF CORPORATION                                                                                            1,489,434

                                                                                                                       3,594,471
                                                                                                                  --------------
AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS: 0.06%
     31,454  AUTONATION INCORPORATED+<<                                                                                  557,365
      9,496  AUTOZONE INCORPORATED+<<                                                                                  1,102,865

                                                                                                                       1,660,230
                                                                                                                  --------------
AUTOMOTIVE REPAIR, SERVICES & PARKING: 0.02%
     12,417  RYDER SYSTEM INCORPORATED                                                                                   608,433
                                                                                                                  --------------
BIOPHARMACEUTICALS: 0.60%
     79,438  CELGENE CORPORATION+                                                                                      5,664,724
     54,732  GENZYME CORPORATION+                                                                                      3,391,195
    192,272  GILEAD SCIENCES INCORPORATED+                                                                             7,858,157

                                                                                                                      16,914,076
                                                                                                                  --------------
BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS: 0.11%
     24,900  CENTEX CORPORATION<<                                                                                        661,593
     56,717  D.R. HORTON INCORPORATED                                                                                    726,545
     15,978  KB HOME<<                                                                                                   400,409
     28,940  LENNAR CORPORATION CLASS A                                                                                  655,491
     44,085  PULTE HOMES INCORPORATED                                                                                    599,997

                                                                                                                       3,044,035
                                                                                                                  --------------
BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS: 0.76%
    350,476  HOME DEPOT INCORPORATED<<                                                                                11,369,441
    306,894  LOWE'S COMPANIES INCORPORATED                                                                             8,599,170
     22,536  SHERWIN-WILLIAMS COMPANY<<                                                                                1,480,841

                                                                                                                      21,449,452
                                                                                                                  --------------
BUSINESS SERVICES: 6.12%
    122,134  ADOBE SYSTEMS INCORPORATED+                                                                               5,332,370
     20,664  AFFILIATED COMPUTER SERVICES INCORPORATED CLASS A+                                                        1,038,159
     34,371  AKAMAI TECHNOLOGIES INCORPORATED+<<                                                                         987,479
     47,738  AUTODESK INCORPORATED+                                                                                    2,385,468
    110,225  AUTOMATIC DATA PROCESSING INCORPORATED                                                                    5,062,634

144 Wells Fargo Advantage Master Portfolios

                                    Portfolio of Investments--September 30, 2007


INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                            VALUE
BUSINESS SERVICES (continued)
     41,760  BMC SOFTWARE INCORPORATED+                                                                           $    1,304,165
     80,666  CA INCORPORATED<<                                                                                         2,074,730
     37,309  CITRIX SYSTEMS INCORPORATED+                                                                              1,504,299
     30,013  COGNIZANT TECHNOLOGY SOLUTIONS CORPORATION CLASS A+                                                       2,394,137
     36,113  COMPUTER SCIENCES CORPORATION+<<                                                                          2,018,717
     62,896  COMPUWARE CORPORATION+<<                                                                                    504,426
     28,141  CONVERGYS CORPORATION+                                                                                      488,528
    236,801  EBAY INCORPORATED+                                                                                        9,239,975
     64,558  ELECTRONIC ARTS INCORPORATED+                                                                             3,614,602
    105,632  ELECTRONIC DATA SYSTEMS CORPORATION                                                                       2,307,003
     29,618  EQUIFAX INCORPORATED                                                                                      1,129,038
     35,261  FIDELITY NATIONAL INFORMATION SERVICES INCORPORATED                                                       1,564,531
     34,636  FISERV INCORPORATED+                                                                                      1,761,587
     47,941  GOOGLE INCORPORATED CLASS A+<<                                                                           27,195,491
     40,467  IMS HEALTH INCORPORATED                                                                                   1,239,909
     97,855  INTERPUBLIC GROUP OF COMPANIES INCORPORATED+<<                                                            1,015,735
     70,341  INTUIT INCORPORATED+<<                                                                                    2,131,332
    106,705  JUNIPER NETWORKS INCORPORATED+<<                                                                          3,906,470
  1,673,519  MICROSOFT CORPORATION                                                                                    49,301,870
     27,472  MONSTER WORLDWIDE INCORPORATED+                                                                             935,696
     37,464  NCR CORPORATION+                                                                                          1,865,707
     72,614  NOVELL INCORPORATED+<<                                                                                      554,771
     68,141  OMNICOM GROUP INCORPORATED                                                                                3,276,901
    817,161  ORACLE CORPORATION+                                                                                      17,691,536
     34,026  ROBERT HALF INTERNATIONAL INCORPORATED<<                                                                  1,016,016
    734,238  SUN MICROSYSTEMS INCORPORATED+                                                                            4,119,075
    186,680  SYMANTEC CORPORATION+                                                                                     3,617,858
     72,634  UNISYS CORPORATION+                                                                                         480,837
     50,610  VERISIGN INCORPORATED+<<                                                                                  1,707,581
    279,616  YAHOO! INCORPORATED+<<                                                                                    7,504,893

                                                                                                                     172,273,526
                                                                                                                  --------------
CHEMICALS & ALLIED PRODUCTS: 9.56%
    320,770  ABBOTT LABORATORIES                                                                                      17,199,687
     44,847  AIR PRODUCTS & CHEMICALS INCORPORATED                                                                     4,384,243
    225,561  AMGEN INCORPORATED+                                                                                      12,759,986
     22,100  AVERY DENNISON CORPORATION                                                                                1,260,142
     89,799  AVON PRODUCTS INCORPORATED                                                                                3,370,156
     22,252  BARR PHARMACEUTICALS INCORPORATED+<<                                                                      1,266,361
     59,761  BIOGEN IDEC INCORPORATED+                                                                                 3,963,947
    410,529  BRISTOL-MYERS SQUIBB COMPANY                                                                             11,831,446
     28,719  CLOROX COMPANY                                                                                            1,751,572
    105,843  COLGATE-PALMOLIVE COMPANY                                                                                 7,548,723
    197,191  DOW CHEMICAL COMPANY                                                                                      8,491,044
    191,062  E.I. DU PONT DE NEMOURS & COMPANY                                                                         9,469,033
     17,444  EASTMAN CHEMICAL COMPANY                                                                                  1,164,038
     36,148  ECOLAB INCORPORATED                                                                                       1,706,186
    204,823  ELI LILLY & COMPANY<<                                                                                    11,660,573
     23,790  ESTEE LAUDER COMPANIES INCORPORATED CLASS A                                                               1,010,123
     65,619  FOREST LABORATORIES INCORPORATED+                                                                         2,446,933
     32,607  HOSPIRA INCORPORATED+                                                                                     1,351,560
     18,533  INTERNATIONAL FLAVORS & FRAGRANCES INCORPORATED                                                             979,654
    600,776  JOHNSON & JOHNSON                                                                                        39,470,983
     50,678  KING PHARMACEUTICALS INCORPORATED+<<                                                                        593,946
    113,214  MONSANTO COMPANY                                                                                          9,706,968

Portfolio of Investments--September 30, 2007

                                     Wells Fargo Advantage Master Portfolios 145


INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                            VALUE
CHEMICALS & ALLIED PRODUCTS (continued)
$    51,640  MYLAN LABORATORIES INCORPORATED                                                                      $      824,174
  1,437,773  PFIZER INCORPORATED                                                                                      35,124,794
     34,050  PPG INDUSTRIES INCORPORATED                                                                               2,572,478
     66,388  PRAXAIR INCORPORATED                                                                                      5,560,659
    647,735  PROCTER & GAMBLE COMPANY                                                                                 45,561,680
     28,509  ROHM & HAAS COMPANY<<                                                                                     1,587,096
    336,117  SCHERING-PLOUGH CORPORATION                                                                              10,631,381
     27,252  SIGMA-ALDRICH CORPORATION                                                                                 1,328,262
    279,090  WYETH                                                                                                    12,433,460

                                                                                                                     269,011,288
                                                                                                                  --------------
COAL MINING: 0.16%
     37,842  CONSOL ENERGY INCORPORATED                                                                                1,763,437
     55,107  PEABODY ENERGY CORPORATION<<                                                                              2,637,972

                                                                                                                       4,401,409
                                                                                                                  --------------
COMMUNICATIONS: 4.65%
     72,729  ALLTEL CORPORATION                                                                                        5,067,757
  1,265,887  AT&T INCORPORATED                                                                                        53,559,679
     94,840  AVAYA INCORPORATED+                                                                                       1,608,486
     23,229  CENTURYTEL INCORPORATED                                                                                   1,073,644
     70,621  CITIZENS COMMUNICATIONS COMPANY                                                                           1,011,293
    103,349  CLEAR CHANNEL COMMUNICATIONS INCORPORATED                                                                 3,869,387
    641,478  COMCAST CORPORATION CLASS A+<<                                                                           15,510,938
    157,655  DIRECTV GROUP INCORPORATED+                                                                               3,827,863
     31,668  EMBARQ CORPORATION                                                                                        1,760,741
     39,655  IAC/INTERACTIVECORP+<<                                                                                    1,176,564
    331,610  QWEST COMMUNICATIONS INTERNATIONAL INCORPORATED+<<                                                        3,037,548
    590,836  SPRINT NEXTEL CORPORATION<<                                                                              11,225,884
    602,443  VERIZON COMMUNICATIONS INCORPORATED                                                                      26,676,176
     99,087  WINDSTREAM CORPORATION                                                                                    1,399,108

                                                                                                                     130,805,068
                                                                                                                  --------------
DEPOSITORY INSTITUTIONS: 9.09%
    921,005  BANK OF AMERICA CORPORATION<<                                                                            46,298,921
    236,169  BANK OF NEW YORK MELLON CORPORATION                                                                      10,424,500
    114,560  BB&T CORPORATION<<                                                                                        4,627,078
  1,032,505  CITIGROUP INCORPORATED<<                                                                                 48,187,008
     31,758  COMERICA INCORPORATED                                                                                     1,628,550
     39,901  COMMERCE BANCORP INCORPORATED                                                                             1,547,361
    111,187  FIFTH THIRD BANCORP                                                                                       3,767,016
     26,201  FIRST HORIZON NATIONAL CORPORATION<<                                                                        698,519
    110,385  HUDSON CITY BANCORP INCORPORATED<<                                                                        1,697,721
     75,950  HUNTINGTON BANCSHARES INCORPORATED                                                                        1,289,631
    702,352  JPMORGAN CHASE & COMPANY                                                                                 32,181,769
     80,814  KEYCORP                                                                                                   2,612,717
     15,567  M&T BANK CORPORATION<<                                                                                    1,610,406
     55,322  MARSHALL & ILSLEY CORPORATION                                                                             2,421,444
    131,442  NATIONAL CITY CORPORATION<<                                                                               3,297,880
     39,743  NORTHERN TRUST CORPORATION<<                                                                              2,633,769
     70,984  PNC FINANCIAL SERVICES GROUP                                                                              4,834,010
    146,105  REGIONS FINANCIAL CORPORATION<<                                                                           4,307,175
     74,588  SOVEREIGN BANCORP INCORPORATED<<                                                                          1,270,984
     80,846  STATE STREET CORPORATION                                                                                  5,510,463
     72,448  SUNTRUST BANKS INCORPORATED<<                                                                             5,482,140

146 Wells Fargo Advantage Master Portfolios

                                    Portfolio of Investments--September 30, 2007


INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                            VALUE
DEPOSITORY INSTITUTIONS (continued)
     67,957  SYNOVUS FINANCIAL CORPORATION                                                                        $    1,906,194
    358,334  US BANCORP                                                                                               11,656,605
    394,984  WACHOVIA CORPORATION<<                                                                                   19,808,448
    181,763  WASHINGTON MUTUAL INCORPORATED<<                                                                          6,418,052
    693,752  WELLS FARGO & COMPANY+++                                                                                 24,711,446
    160,370  WESTERN UNION COMPANY                                                                                     3,362,959
     22,328  ZIONS BANCORPORATION                                                                                      1,533,264

                                                                                                                     255,726,030
                                                                                                                  --------------
E-COMMERCE/SERVICES: 0.21%
     63,433  AMAZON.COM INCORPORATED+<<                                                                                5,908,784
                                                                                                                  --------------
EATING & DRINKING PLACES: 0.67%
     29,406  DARDEN RESTAURANTS INCORPORATED                                                                           1,230,935
    247,361  MCDONALD'S CORPORATION                                                                                   13,473,754
     18,127  WENDY'S INTERNATIONAL INCORPORATED<<                                                                        632,814
    107,922  YUM! BRANDS INCORPORATED                                                                                  3,651,001

                                                                                                                      18,988,504
                                                                                                                  --------------
EDUCATIONAL SERVICES: 0.06%
     29,492  APOLLO GROUP INCORPORATED CLASS A+<<                                                                      1,773,944
                                                                                                                  --------------
ELECTRIC, GAS & SANITARY SERVICES: 3.79%
    138,775  AES CORPORATION+                                                                                          2,781,051
     34,469  ALLEGHENY ENERGY INCORPORATED+                                                                            1,801,350
     59,852  ALLIED WASTE INDUSTRIES INCORPORATED+<<                                                                     763,113
     43,089  AMEREN CORPORATION                                                                                        2,262,173
     82,857  AMERICAN ELECTRIC POWER COMPANY INCORPORATED                                                              3,818,051
     66,663  CENTERPOINT ENERGY INCORPORATED<<                                                                         1,068,608
     46,613  CMS ENERGY CORPORATION                                                                                      784,031
     56,242  CONSOLIDATED EDISON INCORPORATED<<                                                                        2,604,005
     37,462  CONSTELLATION ENERGY GROUP INCORPORATED                                                                   3,213,865
     60,404  DOMINION RESOURCES INCORPORATED                                                                           5,092,057
     35,419  DTE ENERGY COMPANY                                                                                        1,715,696
    261,569  DUKE ENERGY CORPORATION<<                                                                                 4,888,725
    102,860  DYNEGY INCORPORATED CLASS A+                                                                                950,426
     67,624  EDISON INTERNATIONAL                                                                                      3,749,751
    145,406  EL PASO CORPORATION                                                                                       2,467,540
     40,615  ENTERGY CORPORATION                                                                                       4,398,198
    139,929  EXELON CORPORATION<<                                                                                     10,545,049
     63,270  FIRSTENERGY CORPORATION                                                                                   4,007,522
     84,441  FPL GROUP INCORPORATED                                                                                    5,140,768
     15,773  INTEGRYS ENERGY GROUP INCORPORATED                                                                          808,051
      9,363  NICOR INCORPORATED                                                                                          401,673
     56,904  NISOURCE INCORPORATED                                                                                     1,089,143
     73,342  PG&E CORPORATION                                                                                          3,505,748
     20,819  PINNACLE WEST CAPITAL CORPORATION                                                                           822,559
     79,515  PPL CORPORATION                                                                                           3,681,545
     53,737  PROGRESS ENERGY INCORPORATED                                                                              2,517,578
     52,778  PUBLIC SERVICE ENTERPRISE GROUP INCORPORATED                                                              4,643,936
     35,831  QUESTAR CORPORATION                                                                                       1,882,202
     54,800  SEMPRA ENERGY                                                                                             3,184,976
    131,202  SPECTRA ENERGY CORPORATION<<                                                                              3,211,825
     43,698  TECO ENERGY INCORPORATED<<                                                                                  717,958
    157,002  THE SOUTHERN COMPANY                                                                                      5,696,033

Portfolio of Investments--September 30, 2007

                                     Wells Fargo Advantage Master Portfolios 147


INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                            VALUE
ELECTRIC, GAS & SANITARY SERVICES (continued)
     95,715  TXU CORPORATION                                                                                      $    6,553,606
    107,745  WASTE MANAGEMENT INCORPORATED                                                                             4,066,277
     87,147  XCEL ENERGY INCORPORATED                                                                                  1,877,146

                                                                                                                     106,712,235
                                                                                                                  --------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT: 7.85%
    114,156  ADVANCED MICRO DEVICES INCORPORATED+<<                                                                    1,506,859
     73,905  ALTERA CORPORATION<<                                                                                      1,779,632
     64,588  ANALOG DEVICES INCORPORATED                                                                               2,335,502
     97,366  BROADCOM CORPORATION CLASS A+                                                                             3,548,017
     17,842  CIENA CORPORATION+                                                                                          679,423
  1,264,207  CISCO SYSTEMS INCORPORATED+                                                                              41,857,894
     38,126  COOPER INDUSTRIES LIMITED CLASS A                                                                         1,947,857
    164,390  EMERSON ELECTRIC COMPANY                                                                                  8,748,836
  2,126,670  GENERAL ELECTRIC COMPANY                                                                                 88,044,138
     13,541  HARMAN INTERNATIONAL INDUSTRIES INCORPORATED                                                              1,171,567
     43,079  JABIL CIRCUIT INCORPORATED<<                                                                                983,924
     43,930  JDS UNIPHASE CORPORATION+<<                                                                                 657,193
     40,090  KLA-TENCOR CORPORATION                                                                                    2,236,220
     26,160  L-3 COMMUNICATIONS HOLDINGS INCORPORATED                                                                  2,671,982
     46,077  LINEAR TECHNOLOGY CORPORATION<<                                                                           1,612,234
    148,623  LSI LOGIC CORPORATION+                                                                                    1,102,783
     46,718  MEMC ELECTRONIC MATERIALS INCORPORATED+                                                                   2,749,821
     45,131  MICROCHIP TECHNOLOGY INCORPORATED                                                                         1,639,158
    157,094  MICRON TECHNOLOGY INCORPORATED+<<                                                                         1,743,743
     29,804  MOLEX INCORPORATED                                                                                          802,622
    480,412  MOTOROLA INCORPORATED                                                                                     8,902,034
     49,896  NATIONAL SEMICONDUCTOR CORPORATION                                                                        1,353,180
     73,853  NETWORK APPLIANCE INCORPORATED+                                                                           1,987,384
     25,699  NOVELLUS SYSTEMS INCORPORATED+                                                                              700,555
    113,910  NVIDIA CORPORATION+                                                                                       4,128,098
     30,497  QLOGIC CORPORATION+<<                                                                                       410,185
    347,499  QUALCOMM INCORPORATED                                                                                    14,685,308
     34,593  ROCKWELL COLLINS INCORPORATED                                                                             2,526,673
     90,970  TELLABS INCORPORATED+<<                                                                                     866,034
    296,617  TEXAS INSTRUMENTS INCORPORATED                                                                           10,853,216
    103,196  TYCO ELECTRONICS LIMITED                                                                                  3,656,234
     16,189  WHIRLPOOL CORPORATION<<                                                                                   1,442,440
     61,416  XILINX INCORPORATED                                                                                       1,605,414

                                                                                                                     220,936,160
                                                                                                                  --------------
ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES: 0.28%
     18,330  FLUOR CORPORATION<<                                                                                       2,639,153
     45,979  MOODY'S CORPORATION<<                                                                                     2,317,342
     70,602  PAYCHEX INCORPORATED                                                                                      2,894,682

                                                                                                                       7,851,177
                                                                                                                  --------------
FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT: 0.34%
     21,256  BALL CORPORATION                                                                                          1,142,510
     31,792  FORTUNE BRANDS INCORPORATED                                                                               2,590,730
     87,080  ILLINOIS TOOL WORKS INCORPORATED                                                                          5,193,451
     12,023  SNAP-ON INCORPORATED                                                                                        595,619

                                                                                                                       9,522,310
                                                                                                                  --------------

148 Wells Fargo Advantage Master Portfolios

                                    Portfolio of Investments--September 30, 2007


INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                            VALUE
FINANCIAL SERVICES: 0.03%
     32,760  JANUS CAPITAL GROUP INCORPORATED<<                                                                   $      926,453
                                                                                                                  --------------
FOOD & KINDRED PRODUCTS: 3.58%
    155,578  ANHEUSER-BUSCH COMPANIES INCORPORATED                                                                     7,777,344
    133,580  ARCHER DANIELS MIDLAND COMPANY                                                                            4,418,826
     46,641  CAMPBELL SOUP COMPANY                                                                                     1,725,717
     59,165  COCA-COLA ENTERPRISES INCORPORATED                                                                        1,432,976
    101,663  CONAGRA FOODS INCORPORATED                                                                                2,656,454
     40,270  CONSTELLATION BRANDS INCORPORATED CLASS A+<<                                                                974,937
     68,532  GENERAL MILLS INCORPORATED                                                                                3,975,541
     66,240  H.J. HEINZ COMPANY                                                                                        3,060,288
     24,076  HERCULES INCORPORATED                                                                                       506,078
     55,069  KELLOGG COMPANY<<                                                                                         3,083,864
    327,258  KRAFT FOODS INCORPORATED CLASS A                                                                         11,293,674
     26,918  MCCORMICK & COMPANY INCORPORATED                                                                            968,240
     14,146  MOLSON COORS BREWING COMPANY                                                                              1,409,932
     29,082  PEPSI BOTTLING GROUP INCORPORATED                                                                         1,080,978
    335,368  PEPSICO INCORPORATED                                                                                     24,569,060
    150,380  SARA LEE CORPORATION                                                                                      2,509,842
    412,971  THE COCA-COLA COMPANY                                                                                    23,733,443
     35,088  THE HERSHEY COMPANY<<                                                                                     1,628,434
     57,094  TYSON FOODS INCORPORATED CLASS A                                                                          1,019,128
     45,090  WM. WRIGLEY JR. COMPANY<<                                                                                 2,896,131

                                                                                                                     100,720,887
                                                                                                                  --------------
FOOD STORES: 0.45%
    146,846  KROGER COMPANY                                                                                            4,188,048
     91,138  SAFEWAY INCORPORATED                                                                                      3,017,579
    154,693  STARBUCKS CORPORATION+                                                                                    4,052,957
     28,847  WHOLE FOODS MARKET INCORPORATED<<                                                                         1,412,349

                                                                                                                      12,670,933
                                                                                                                  --------------
FORESTRY: 0.11%
     44,802  WEYERHAEUSER COMPANY                                                                                      3,239,185
                                                                                                                  --------------
FURNITURE & FIXTURES: 0.15%
     36,260  LEGGETT & PLATT INCORPORATED<<                                                                              694,742
     76,202  MASCO CORPORATION                                                                                         1,765,600
     57,348  NEWELL RUBBERMAID INCORPORATED<<                                                                          1,652,769

                                                                                                                       4,113,111
                                                                                                                  --------------
GENERAL MERCHANDISE STORES: 1.59%
     21,123  BIG LOTS INCORPORATED+<<                                                                                    630,310
     30,217  FAMILY DOLLAR STORES INCORPORATED<<                                                                         802,564
     46,003  JC PENNEY COMPANY INCORPORATED                                                                            2,915,210
     89,981  MACY'S INCORPORATED                                                                                       2,908,186
     15,713  SEARS HOLDINGS CORPORATION+<<                                                                             1,998,694
    175,718  TARGET CORPORATION                                                                                       11,170,393
     92,284  TJX COMPANIES INCORPORATED                                                                                2,682,696
    498,190  WAL-MART STORES INCORPORATED                                                                             21,745,994

                                                                                                                      44,854,047
                                                                                                                  --------------
HEALTH SERVICES: 0.31%
     75,660  CARDINAL HEALTH INCORPORATED                                                                              4,731,020
     24,346  LABORATORY CORPORATION OF AMERICA HOLDINGS+<<                                                             1,904,588

Portfolio of Investments--September 30, 2007

                                     Wells Fargo Advantage Master Portfolios 149


INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                            VALUE
HEALTH SERVICES (continued)
     15,193  MANOR CARE INCORPORATED                                                                              $      978,429
     98,354  TENET HEALTHCARE CORPORATION+<<                                                                             330,469
     21,275  WATSON PHARMACEUTICALS INCORPORATED+<<                                                                      689,310

                                                                                                                       8,633,816
                                                                                                                  --------------
HOLDING & OTHER INVESTMENT OFFICES: 1.22%
     20,079  APARTMENT INVESTMENT & MANAGEMENT COMPANY CLASS A                                                           906,165
     46,418  ARCHSTONE-SMITH TRUST+                                                                                    2,791,579
     16,549  AVALONBAY COMMUNITIES INCORPORATED                                                                        1,953,775
     24,706  BOSTON PROPERTIES INCORPORATED                                                                            2,566,953
     25,778  DEVELOPERS DIVERSIFIED REALTY CORPORATION                                                                 1,440,217
     57,521  EQUITY RESIDENTIAL                                                                                        2,436,590
     50,972  GENERAL GROWTH PROPERTIES INCORPORATED<<                                                                  2,733,119
    108,400  HOST HOTELS & RESORTS INCORPORATED                                                                        2,432,496
     52,351  KIMCO REALTY CORPORATION                                                                                  2,366,789
     36,234  PLUM CREEK TIMBER COMPANY<<                                                                               1,621,834
     53,335  PROLOGIS<<                                                                                                3,538,777
     25,835  PUBLIC STORAGE INCORPORATED                                                                               2,031,923
     46,367  SIMON PROPERTY GROUP INCORPORATED<<                                                                       4,636,700
     27,764  VORNADO REALTY TRUST<<                                                                                    3,035,993

                                                                                                                      34,492,910
                                                                                                                  --------------
HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES: 0.21%
     56,320  BED BATH & BEYOND INCORPORATED+                                                                           1,921,638
     82,623  BEST BUY COMPANY INCORPORATED                                                                             3,802,310
     34,977  CIRCUIT CITY STORES INCORPORATED                                                                            276,668

                                                                                                                       6,000,616
                                                                                                                  --------------
HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES: 0.37%
     81,029  HILTON HOTELS CORPORATION<<                                                                               3,767,038
     66,325  MARRIOTT INTERNATIONAL INCORPORATED CLASS A                                                               2,883,148
     43,551  STARWOOD HOTELS & RESORTS WORLDWIDE INCORPORATED                                                          2,645,723
     37,068  WYNDHAM WORLDWIDE CORPORATION                                                                             1,214,348

                                                                                                                      10,510,257
                                                                                                                  --------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT: 7.77%
    148,572  3M COMPANY<<                                                                                             13,903,368
     37,667  AMERICAN STANDARD COMPANIES INCORPORATED                                                                  1,341,699
    180,500  APPLE INCORPORATED+                                                                                      27,713,970
    286,035  APPLIED MATERIALS INCORPORATED                                                                            5,920,925
     66,326  BAKER HUGHES INCORPORATED<<                                                                               5,993,881
     13,636  BLACK & DECKER CORPORATION                                                                                1,135,879
    132,661  CATERPILLAR INCORPORATED                                                                                 10,404,602
     21,595  CUMMINS INCORPORATED                                                                                      2,761,785
     46,052  DEERE & COMPANY                                                                                           6,835,038
    471,490  DELL INCORPORATED+<<                                                                                     13,013,124
     42,461  DOVER CORPORATION                                                                                         2,163,388
     30,241  EATON CORPORATION                                                                                         2,995,069
    435,308  EMC CORPORATION                                                                                           9,054,406
    535,095  HEWLETT-PACKARD COMPANY                                                                                  26,642,380
     59,497  INGERSOLL-RAND COMPANY LIMITED CLASS A<<                                                                  3,240,802
  1,212,135  INTEL CORPORATION                                                                                        31,345,811
    282,362  INTERNATIONAL BUSINESS MACHINES CORPORATION<<                                                            33,262,244
     19,614  LEXMARK INTERNATIONAL INCORPORATED+                                                                         814,569
     36,966  NATIONAL OILWELL VARCO INCORPORATED+                                                                      5,341,587

150 Wells Fargo Advantage Master Portfolios

                                    Portfolio of Investments--September 30, 2007


INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                            VALUE
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT (continued)
     25,446  PALL CORPORATION                                                                                     $      989,849
     24,111  PARKER HANNIFIN CORPORATION                                                                               2,696,333
     45,637  PITNEY BOWES INCORPORATED<<                                                                               2,072,833
     47,290  SANDISK CORPORATION+                                                                                      2,605,679
     41,620  SMITH INTERNATIONAL INCORPORATED                                                                          2,971,668
    189,690  SOLECTRON CORPORATION+                                                                                      739,791
     17,038  STANLEY WORKS                                                                                               956,343
     21,150  TEREX CORPORATION+<<                                                                                      1,882,773

                                                                                                                     218,799,796
                                                                                                                  --------------
INSURANCE AGENTS, BROKERS & SERVICE: 0.35%
     60,767  AON CORPORATION<<                                                                                         2,722,969
     34,986  HUMANA INCORPORATED+                                                                                      2,444,822
    112,496  MARSH & MCLENNAN COMPANIES INCORPORATED                                                                   2,868,648
     74,886  UNUMPROVIDENT CORPORATION                                                                                 1,832,460

                                                                                                                       9,868,899
                                                                                                                  --------------
  INSURANCE CARRIERS: 5.44%
     68,288  ACE LIMITED                                                                                               4,136,204
    106,144  AETNA INCORPORATED                                                                                        5,760,435
    101,388  AFLAC INCORPORATED<<                                                                                      5,783,172
    121,420  ALLSTATE CORPORATION                                                                                      6,944,010
     21,115  AMBAC FINANCIAL GROUP INCORPORATED<<                                                                      1,328,345
    532,258  AMERICAN INTERNATIONAL GROUP INCORPORATED                                                                36,007,254
     20,027  ASSURANT INCORPORATED<<                                                                                   1,071,445
     81,634  CHUBB CORPORATION                                                                                         4,378,848
     58,710  CIGNA CORPORATION                                                                                         3,128,656
     35,699  CINCINNATI FINANCIAL CORPORATION                                                                          1,546,124
     91,881  GENWORTH FINANCIAL INCORPORATED                                                                           2,823,503
     65,937  HARTFORD FINANCIAL SERVICES GROUP INCORPORATED                                                            6,102,469
     34,172  LEUCADIA NATIONAL CORPORATION                                                                             1,647,774
     56,182  LINCOLN NATIONAL CORPORATION                                                                              3,706,327
     92,275  LOEWS CORPORATION                                                                                         4,461,496
     26,265  MBIA INCORPORATED<<                                                                                       1,603,478
    154,188  METLIFE INCORPORATED                                                                                     10,751,529
     17,010  MGIC INVESTMENT CORPORATION<<                                                                               549,593
     55,130  PRINCIPAL FINANCIAL GROUP INCORPORATED                                                                    3,478,152
     95,268  PRUDENTIAL FINANCIAL INCORPORATED<<                                                                       9,296,251
     21,606  SAFECO CORPORATION                                                                                        1,322,719
    150,292  THE PROGRESSIVE CORPORATION<<                                                                             2,917,168
    136,264  THE TRAVELERS COMPANIES INCORPORATED                                                                      6,859,530
     19,862  TORCHMARK CORPORATION                                                                                     1,237,800
    274,988  UNITEDHEALTH GROUP INCORPORATED                                                                          13,317,669
    125,329  WELLPOINT INCORPORATED+                                                                                   9,890,965
     37,722  XL CAPITAL LIMITED CLASS A                                                                                2,987,582

                                                                                                                     153,038,498
                                                                                                                  --------------
LEATHER & LEATHER PRODUCTS: 0.13%
     77,438  COACH INCORPORATED+<<                                                                                     3,660,494
                                                                                                                  --------------
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS: 1.56%
     80,230  AGILENT TECHNOLOGIES INCORPORATED+<<                                                                      2,958,882
     38,063  APPLERA CORPORATION-APPLIED BIOSYSTEMS GROUP                                                              1,318,502
     11,501  BAUSCH & LOMB INCORPORATED                                                                                  736,064
     50,517  BECTON DICKINSON & COMPANY                                                                                4,144,920

Portfolio of Investments--September 30, 2007

                                     Wells Fargo Advantage Master Portfolios 151


INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                             VALUE
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS (continued)
    276,901  BOSTON SCIENTIFIC CORPORATION+                                                                       $    3,862,773
     21,452  C.R. BARD INCORPORATED                                                                                    1,891,852
    103,192  COVIDIEN LIMITED                                                                                          4,282,468
     51,171  DANAHER CORPORATION                                                                                       4,232,353
     59,568  EASTMAN KODAK COMPANY<<                                                                                   1,594,040
     11,197  MILLIPORE CORPORATION+<<                                                                                    848,733
     25,177  PERKINELMER INCORPORATED                                                                                    735,420
     32,445  QUEST DIAGNOSTICS INCORPORATED                                                                            1,874,348
     90,772  RAYTHEON COMPANY                                                                                          5,793,069
     31,664  ROCKWELL AUTOMATION INCORPORATED<<                                                                        2,200,965
     15,759  TEKTRONIX INCORPORATED                                                                                      437,155
     39,367  TERADYNE INCORPORATED+                                                                                      543,265
     88,539  THERMO FISHER SCIENTIFIC INCORPORATED+                                                                    5,110,471
     20,715  WATERS CORPORATION+                                                                                       1,386,248

                                                                                                                      43,951,528
                                                                                                                  --------------
MEDICAL EQUIPMENT & SUPPLIES: 0.62%
    235,395  MEDTRONIC INCORPORATED                                                                                   13,278,632
     70,756  ST. JUDE MEDICAL INCORPORATED+                                                                            3,118,217
     26,238  VARIAN MEDICAL SYSTEMS INCORPORATED+                                                                      1,099,110

                                                                                                                      17,495,959
                                                                                                                  --------------
MEDICAL MANAGEMENT SERVICES: 0.36%
     32,440  COVENTRY HEALTH CARE INCORPORATED+<<                                                                      2,018,092
     53,518  EXPRESS SCRIPTS INCORPORATED+                                                                             2,987,375
     56,201  MEDCO HEALTH SOLUTIONS INCORPORATED+<<                                                                    5,080,008

                                                                                                                      10,085,475
                                                                                                                  --------------
MEDICAL PRODUCTS: 1.50%
     63,826  ALLERGAN INCORPORATED                                                                                     4,114,862
    133,818  BAXTER INTERNATIONAL INCORPORATED                                                                         7,531,277
    451,720  MERCK & COMPANY INCORPORATED                                                                             23,349,407
     49,246  STRYKER CORPORATION<<                                                                                     3,386,155
     49,020  ZIMMER HOLDINGS INCORPORATED+                                                                             3,970,130

                                                                                                                      42,351,831
                                                                                                                  --------------
METAL MINING: 0.44%
     79,230  FREEPORT-MCMORAN COPPER & GOLD INCORPORATED CLASS B<<                                                     8,310,435
     93,720  NEWMONT MINING CORPORATION                                                                                4,192,096

                                                                                                                      12,502,531
                                                                                                                  --------------
MINING & QUARRYING OF NONMETALLIC MINERALS, EXCEPT FUELS: 0.06%
     19,832  VULCAN MATERIALS COMPANY                                                                                  1,768,023
                                                                                                                  --------------
MISCELLANEOUS MANUFACTURING INDUSTRIES: 0.32%
     33,204  HASBRO INCORPORATED                                                                                         925,728
     81,902  MATTEL INCORPORATED                                                                                       1,921,421
     28,377  TIFFANY & COMPANY<<                                                                                       1,485,536
    103,184  TYCO INTERNATIONAL LIMITED                                                                                4,575,179

                                                                                                                       8,907,864
                                                                                                                  --------------
MISCELLANEOUS RETAIL: 1.18%
     90,897  COSTCO WHOLESALE CORPORATION                                                                              5,578,349
    307,373  CVS CAREMARK CORPORATION                                                                                 12,181,192
     12,628  DILLARD'S INCORPORATED CLASS A                                                                              275,669

152 Wells Fargo Advantage Master Portfolios

                                    Portfolio of Investments--September 30, 2007


INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                             VALUE
MISCELLANEOUS RETAIL (continued)
     56,615  OFFICE DEPOT INCORPORATED+                                                                           $    1,167,401
     15,634  OFFICEMAX INCORPORATED                                                                                      535,777
     28,596  RADIOSHACK CORPORATION<<                                                                                    590,793
    148,181  STAPLES INCORPORATED                                                                                      3,184,410
    206,239  WALGREEN COMPANY                                                                                          9,742,730

                                                                                                                      33,256,321
                                                                                                                  --------------
MOTION PICTURES: 1.37%
    480,497  NEWS CORPORATION CLASS A<<                                                                               10,566,129
    774,044  TIME WARNER INCORPORATED                                                                                 14,211,448
    402,853  WALT DISNEY COMPANY                                                                                      13,854,115

                                                                                                                      38,631,692
                                                                                                                  --------------
MOTOR FREIGHT TRANSPORTATION & WAREHOUSING: 0.82%
     64,087  FEDEX CORPORATION                                                                                         6,713,113
    217,891  UNITED PARCEL SERVICE INCORPORATED CLASS B<<                                                             16,363,614

                                                                                                                      23,076,727
                                                                                                                  --------------
NON-DEPOSITORY CREDIT INSTITUTIONS: 1.86%
     39,006  AMERICAN CAPITAL STRATEGIES LIMITED<<                                                                     1,666,726
    245,516  AMERICAN EXPRESS COMPANY                                                                                 14,576,285
     86,693  CAPITAL ONE FINANCIAL CORPORATION<<                                                                       5,759,016
     39,601  CIT GROUP INCORPORATED                                                                                    1,591,960
    119,557  COUNTRYWIDE FINANCIAL CORPORATION<<                                                                       2,272,779
     99,053  DISCOVER FINANCIAL SERVICES                                                                               2,060,302
    202,047  FANNIE MAE                                                                                               12,286,478
    134,940  FREDDIE MAC                                                                                               7,962,809
     85,641  SLM CORPORATION+<<                                                                                        4,253,788

                                                                                                                      52,430,143
                                                                                                                  --------------
OFFICE EQUIPMENT: 0.12%
    194,243  XEROX CORPORATION+                                                                                        3,368,174
                                                                                                                  --------------
OIL & GAS EXTRACTION: 3.38%
     96,285  ANADARKO PETROLEUM CORPORATION<<                                                                          5,175,319
     68,910  APACHE CORPORATION                                                                                        6,206,035
     60,527  BJ SERVICES COMPANY                                                                                       1,606,992
     85,162  CHESAPEAKE ENERGY CORPORATION                                                                             3,002,812
     92,570  DEVON ENERGY CORPORATION                                                                                  7,701,824
     30,718  ENSCO INTERNATIONAL INCORPORATED                                                                          1,723,280
     50,811  EOG RESOURCES INCORPORATED                                                                                3,675,160
    184,760  HALLIBURTON COMPANY<<                                                                                     7,094,784
     58,362  NABORS INDUSTRIES LIMITED+<<                                                                              1,795,799
     55,727  NOBLE CORPORATION                                                                                         2,733,409
    172,427  OCCIDENTAL PETROLEUM CORPORATION                                                                         11,049,122
     22,937  ROWAN COMPANIES INCORPORATED<<                                                                              839,035
    247,421  SCHLUMBERGER LIMITED                                                                                     25,979,205
     60,042  TRANSOCEAN INCORPORATED+<<                                                                                6,787,748
     69,945  WEATHERFORD INTERNATIONAL LIMITED+                                                                        4,698,905
     80,080  XTO ENERGY INCORPORATED                                                                                   4,952,147

                                                                                                                      95,021,576
                                                                                                                  --------------
PAPER & ALLIED PRODUCTS: 0.24%
     21,691  BEMIS COMPANY INCORPORATED<<                                                                                631,425
     89,173  INTERNATIONAL PAPER COMPANY<<                                                                             3,198,636

Portfolio of Investments--September 30, 2007

                                     Wells Fargo Advantage Master Portfolios 153


INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                             VALUE
PAPER & ALLIED PRODUCTS (continued)
     38,070  MEADWESTVACO CORPORATION                                                                             $    1,124,207
     27,132  PACTIV CORPORATION+                                                                                         777,603
     21,995  TEMPLE-INLAND INCORPORATED<<                                                                              1,157,597

                                                                                                                       6,889,468
                                                                                                                  --------------
PERSONAL SERVICES: 0.09%
     27,998  CINTAS CORPORATION                                                                                        1,038,726
     67,379  H & R BLOCK INCORPORATED<<                                                                                1,427,087

                                                                                                                       2,465,813
                                                                                                                  --------------
PETROLEUM REFINING & RELATED INDUSTRIES: 7.24%
     11,603  ASHLAND INCORPORATED                                                                                        698,617
    442,452  CHEVRON CORPORATION                                                                                      41,404,658
    337,734  CONOCOPHILLIPS                                                                                           29,642,913
  1,151,167  EXXON MOBIL CORPORATION                                                                                 106,552,018
     57,421  HESS CORPORATION                                                                                          3,820,219
    141,367  MARATHON OIL CORPORATION<<                                                                                8,060,746
     39,125  MURPHY OIL CORPORATION<<                                                                                  2,734,446
     24,981  SUNOCO INCORPORATED                                                                                       1,768,155
     28,401  TESORO PETROLEUM CORPORATION                                                                              1,307,014
    114,950  VALERO ENERGY CORPORATION                                                                                 7,722,341

                                                                                                                     203,711,127
                                                                                                                  --------------
PIPELINES: 0.15%
    124,582  THE WILLIAMS COMPANIES INCORPORATED                                                                       4,243,263
                                                                                                                  --------------
PRIMARY METAL INDUSTRIES: 0.71%
    183,487  ALCOA INCORPORATED                                                                                        7,178,011
     21,216  ALLEGHENY TECHNOLOGIES INCORPORATED<<                                                                     2,332,699
     59,755  NUCOR CORPORATION                                                                                         3,553,630
     28,612  PRECISION CASTPARTS CORPORATION                                                                           4,234,004
     24,536  UNITED STATES STEEL CORPORATION                                                                           2,599,344

                                                                                                                      19,897,688
                                                                                                                  --------------
PRINTING, PUBLISHING & ALLIED INDUSTRIES: 0.73%
    142,162  CBS CORPORATION CLASS B<<                                                                                 4,478,103
     13,542  DOW JONES & COMPANY INCORPORATED                                                                            808,457
     18,628  E.W. SCRIPPS COMPANY CLASS A                                                                                782,376
     48,339  GANNETT COMPANY INCORPORATED                                                                              2,112,414
     70,341  MCGRAW-HILL COMPANIES INCORPORATED<<                                                                      3,581,060
      7,986  MEREDITH CORPORATION                                                                                        457,598
     29,872  NEW YORK TIMES COMPANY CLASS A<<                                                                            590,271
     46,098  RR DONNELLEY & SONS COMPANY                                                                               1,685,343
     15,977  TRIBUNE COMPANY+<<                                                                                          436,492
    142,512  VIACOM INCORPORATED CLASS B+<<                                                                            5,553,693

                                                                                                                      20,485,807
                                                                                                                  --------------
RAILROAD TRANSPORTATION: 0.69%
     62,351  BURLINGTON NORTHERN SANTA FE CORPORATION                                                                  5,061,031
     91,120  CSX CORPORATION                                                                                           3,893,558
     81,695  NORFOLK SOUTHERN CORPORATION<<                                                                            4,240,787
     55,293  UNION PACIFIC CORPORATION                                                                                 6,251,427

                                                                                                                      19,446,803
                                                                                                                  --------------

154 Wells Fargo Advantage Master Portfolios

                                    Portfolio of Investments--September 30, 2007


INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                             VALUE
REAL ESTATE: 0.04%
     40,925  CB RICHARD ELLIS GROUP INCORPORATED CLASS A+                                                         $    1,139,352
                                                                                                                  --------------
RUBBER & MISCELLANEOUS PLASTICS PRODUCTS: 0.08%
     33,522  SEALED AIR CORPORATION<<                                                                                    856,822
     43,794  THE GOODYEAR TIRE & RUBBER COMPANY+<<                                                                     1,331,776

                                                                                                                       2,188,598
                                                                                                                  --------------
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES: 2.92%
     48,835  AMERIPRISE FINANCIAL INCORPORATED                                                                         3,081,977
     24,102  BEAR STEARNS COMPANIES INCORPORATED<<                                                                     2,959,967
    196,716  CHARLES SCHWAB CORPORATION                                                                                4,249,066
     11,025  CME GROUP INCORPORATED                                                                                    6,475,534
     88,265  E*TRADE FINANCIAL CORPORATION+<<                                                                          1,152,741
     18,170  FEDERATED INVESTORS INCORPORATED CLASS B                                                                    721,349
     33,691  FRANKLIN RESOURCES INCORPORATED                                                                           4,295,603
     84,196  GOLDMAN SACHS GROUP INCORPORATED                                                                         18,248,641
     14,381  INTERCONTINENTAL EXCHANGE INCORPORATED+                                                                   2,184,474
     27,556  LEGG MASON INCORPORATED                                                                                   2,322,695
    110,168  LEHMAN BROTHERS HOLDINGS INCORPORATED                                                                     6,800,671
    178,895  MERRILL LYNCH & COMPANY INCORPORATED<<                                                                   12,751,636
    218,463  MORGAN STANLEY                                                                                           13,763,169
     55,037  T. ROWE PRICE GROUP INCORPORATED<<                                                                        3,065,011

                                                                                                                      82,072,534
                                                                                                                  --------------
STONE, CLAY, GLASS & CONCRETE PRODUCTS: 0.29%
    326,487  CORNING INCORPORATED                                                                                      8,047,905
                                                                                                                  --------------
TOBACCO PRODUCTS: 1.22%
    436,951  ALTRIA GROUP INCORPORATED                                                                                30,381,203
     35,512  REYNOLDS AMERICAN INCORPORATED<<                                                                          2,258,208
     33,079  UST INCORPORATED                                                                                          1,640,718

                                                                                                                      34,280,129
                                                                                                                  --------------
TRANSPORTATION BY AIR: 0.08%
    155,111  SOUTHWEST AIRLINES COMPANY                                                                                2,295,643
                                                                                                                  --------------
TRANSPORTATION EQUIPMENT: 3.30%
    162,665  BOEING COMPANY                                                                                           17,078,198
     18,453  BRUNSWICK CORPORATION<<                                                                                     421,836
    435,786  FORD MOTOR COMPANY+<<                                                                                     3,699,823
     84,207  GENERAL DYNAMICS CORPORATION                                                                              7,112,965
    117,450  GENERAL MOTORS CORPORATION<<                                                                              4,310,415
     35,270  GENUINE PARTS COMPANY                                                                                     1,763,500
     25,995  GOODRICH CORPORATION                                                                                      1,773,639
     52,138  HARLEY-DAVIDSON INCORPORATED                                                                              2,409,297
    155,335  HONEYWELL INTERNATIONAL INCORPORATED                                                                      9,237,772
     37,584  ITT CORPORATION                                                                                           2,553,081
     41,096  JOHNSON CONTROLS INCORPORATED                                                                             4,853,849
     72,067  LOCKHEED MARTIN CORPORATION                                                                               7,818,549
     71,334  NORTHROP GRUMMAN CORPORATION                                                                              5,564,052
     51,598  PACCAR INCORPORATED                                                                                       4,398,730
     51,829  TEXTRON INCORPORATED                                                                                      3,224,282
    205,852  UNITED TECHNOLOGIES CORPORATION                                                                          16,566,969

                                                                                                                      92,786,957
                                                                                                                  --------------

Portfolio of Investments--September 30, 2007

                                     Wells Fargo Advantage Master Portfolios 155


INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                             VALUE
TRANSPORTATION SERVICES: 0.07%
     35,824  C.H. ROBINSON WORLDWIDE INCORPORATED                                                                 $    1,944,885
                                                                                                                  --------------
TRAVEL & RECREATION: 0.16%
     90,567  CARNIVAL CORPORATION<<                                                                                    4,386,160
                                                                                                                  --------------
WHOLESALE TRADE NON-DURABLE GOODS: 0.65%
     37,396  AMERISOURCEBERGEN CORPORATION<<                                                                           1,695,161
     17,948  BROWN-FORMAN CORPORATION CLASS B<<                                                                        1,344,485
     26,883  DEAN FOODS COMPANY+                                                                                         687,667
     61,437  MCKESSON CORPORATION                                                                                      3,611,881
     80,246  NIKE INCORPORATED CLASS B                                                                                 4,707,230
     43,607  SUPERVALU INCORPORATED                                                                                    1,701,109
    126,604  SYSCO CORPORATION                                                                                         4,505,836

                                                                                                                      18,253,369
                                                                                                                  --------------
WHOLESALE TRADE-DURABLE GOODS: 0.31%
     88,338  KIMBERLY-CLARK CORPORATION                                                                                6,206,628
     29,047  PATTERSON COMPANIES INCORPORATED+<<                                                                       1,121,505
     14,888  W.W. GRAINGER INCORPORATED                                                                                1,357,629

                                                                                                                       8,685,762
                                                                                                                  --------------

TOTAL COMMON STOCKS (COST $2,026,272,917)                                                                          2,795,727,847
                                                                                                                  --------------
RIGHTS: 0.00%
     32,300  SEAGATE TECHNOLOGY RIGHTS+(a)                                                                                     0

TOTAL RIGHTS (COST $0)                                                                                                         0
                                                                                                                  --------------
COLLATERAL FOR SECURITIES LENDING: 15.69%

COLLATERAL INVESTED IN MONEY MARKET FUNDS: 0.69%
  7,131,235  AIM SHORT-TERM INVESTMENT COMPANY - LIQUID ASSETS PORTFOLIO                                               7,131,235
  6,143,657  BLACKROCK TEMP FUND B #24 MONEY MARKET FUND                                                               6,143,657
  6,143,657  SCUDDER DAILY ASSETS MONEY MARKET FUND                                                                    6,143,657

                                                                                                                      19,418,549
                                                                                                                  --------------

PRINCIPAL                                                                         INTEREST RATE   MATURITY DATE
COLLATERAL INVESTED IN OTHER ASSETS: 15.00%
$ 4,914,925  ALPINE SECURITIZATION CORPORATION                                         5.30%        10/03/2007         4,913,500
    819,154  ATLANTIC ASSET SECURITIZATION CORPORATION++                               5.30         10/02/2007           819,031
  4,095,771  ATLANTIC ASSET SECURITIZATION CORPORATION                                 5.30         10/24/2007         4,082,050
  2,047,886  ATLAS CAPITAL FUNDING CORPORATION SERIES MTN1+/-++                        5.03         10/25/2007         2,047,906
  2,047,886  BANCO SANTANDER TOTTA LOAN+/-++                                           5.76         10/15/2008         2,047,619
  2,047,886  BANK OF IRELAND SERIES EXTC+/-++                                          5.35         10/14/2008         2,044,793
  2,867,040  BANK OF MONTREAL                                                          5.08         10/22/2007         2,866,638
  7,372,388  BARCLAYS REPURCHASE AGREEMENT - 102% COLLATERALIZED (MATURITY
             VALUE $7,375,706)                                                         5.40         10/01/2007         7,372,388
  2,867,040  BARTON CAPITAL CORPORATION                                                5.23         10/02/2007         2,866,610
  2,703,209  BARTON CAPITAL CORPORATION                                                5.24         10/15/2007         2,697,694
  2,229,902  BARTON CAPITAL CORPORATION                                                5.27         10/19/2007         2,224,059
  4,095,771  BEAR STEARNS & COMPANY INCORPORATED INTERNATIONAL REPURCHASE
             AGREEMENT - 102% COLLATERALIZED (MATURITY VALUE $4,097,580)               5.30         10/01/2007         4,095,771
 11,468,159  BEAR STEARNS & COMPANY INCORPORATED REPURCHASE AGREEMENT - 102%
             COLLATERALIZED (MATURITY VALUE $11,473,272)                               5.35         10/01/2007        11,468,159

156 Wells Fargo Advantage Master Portfolios

                                    Portfolio of Investments--September 30, 2007


INDEX PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL    SECURITY NAME                                                        INTEREST RATE   MATURITY DATE        VALUE
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$ 1,638,308  BNP PARIBAS+/-                                                            5.33%        05/07/2008    $    1,637,145
    881,599  BNP PARIBAS REPURCHASE AGREEMENT - 102% COLLATERALIZED (MATURITY
             VALUE $881,988)                                                           5.29         10/01/2007           881,599
 12,287,313  BNP PARIBAS REPURCHASE AGREEMENT - 102% COLLATERALIZED (MATURITY
             VALUE $12,292,771)                                                        5.33         10/01/2007        12,287,313
  2,211,716  CAFCO LLC++                                                               5.20         10/02/2007         2,211,385
  1,228,731  CANCARA ASSET SECURITIZATION LIMITED++                                    5.19         10/17/2007         1,225,868
  2,785,124  CHARIOT FUNDING LLC                                                       5.18         10/18/2007         2,778,217
  2,867,040  CHARIOT FUNDING LLC++                                                     5.31         10/09/2007         2,863,685
  2,867,040  CHARIOT FUNDING LLC++                                                     5.37         10/04/2007         2,865,778
  5,324,502  CHEYNE FINANCE LLC+/-++^^                                                 4.98         02/25/2008         5,100,820
  4,095,771  CHEYNE FINANCE LLC+/-++^^                                                 5.29         05/19/2008         4,095,771
    819,154  CIT GROUP INCORPORATED+/-                                                 5.67         12/19/2007           814,755
    903,118  CIT GROUP INCORPORATED+/-                                                 5.73         11/23/2007           898,051
 13,985,579  CITIGROUP REPURCHASE AGREEMENT - 102% COLLATERALIZED (MATURITY
             VALUE $13,991,791)                                                        5.33         10/01/2007        13,985,579
    409,577  CLIPPER RECEIVABLES CORPORATION++                                         5.22         10/01/2007           409,577
    409,577  COMERICA BANK+/-                                                          5.82         02/08/2008           409,888
 26,160,423  CREDIT SUISSE FIRST BOSTON REPURCHASE AGREEMENT - 102%
             COLLATERALIZED (MATURITY VALUE $26,172,086)                               5.35         10/01/2007        26,160,423
  4,914,925  CULLINAN FINANCE CORPORATION+/-++                                         5.11         02/25/2008         4,914,925
  2,047,886  CULLINAN FINANCE CORPORATION+/-++                                         5.32         02/12/2008         2,047,742
  6,143,657  CULLINAN FINANCE CORPORATION+/-++                                         5.32         08/04/2008         6,142,305
 12,287,313  EBBETS FUNDING LLC++                                                      5.90         10/01/2007        12,287,313
  4,505,348  ERASMUS CAPITAL CORPORATION++                                             5.34         10/10/2007         4,499,446
    819,154  ERASMUS CAPITAL CORPORATION++                                             5.65         10/01/2007           819,154
  4,095,771  FAIRWAY FINANCE CORPORATION++                                             5.25         10/10/2007         4,090,406
  3,276,617  FAIRWAY FINANCE CORPORATION++                                             5.30         10/05/2007         3,274,717
  2,047,886  FALCON ASSET SECURITIZATION CORPORATION                                   5.35         11/06/2007         2,037,155
  8,191,542  FIVE FINANCE INCORPORATED+/-++                                            5.30         07/09/2008         8,185,399
  3,022,679  FOUNTAIN SQUARE COMMERCIAL FUNDING CORPORATION                            5.38         10/31/2007         3,009,470
  2,047,886  GALLEON CAPITAL LLC++                                                     5.25         10/02/2007         2,047,578
  3,358,532  GALLEON CAPITAL LLC++                                                     5.28         10/01/2007         3,358,532
  2,129,801  GALLEON CAPITAL LLC                                                       5.34         10/19/2007         2,124,221
    819,154  HARRIER FINANCE FUNDING LLC+/-                                            5.15         04/25/2008           819,154
  2,047,886  HARRIER FINANCE FUNDING LLC+/-++                                          5.31         01/11/2008         2,045,940
  4,095,771  HUDSON-THAMES LLC+/-++                                                    5.67         06/16/2008         4,099,375
  5,324,502  ING (USA) ANNUITY & LIFE INSURANCE COMPANY+/-                             5.82         08/16/2008         5,324,503
  2,047,886  INTESA BANK (IRELAND) PLC SERIES BKNT+/-++                                5.14         10/24/2008         2,046,309
 47,510,945  JPMORGAN CHASE SECURITIES CORPORATION REPURCHASE AGREEMENT -
             102% COLLATERALIZED (MATURITY VALUE $47,532,127)                          5.35         10/01/2007        47,510,945
  6,471,318  K2 (USA) LLC                                                              6.11         10/05/2007         6,467,565
  4,710,137  KESTREL FUNDING US LLC+/-++                                               5.10         02/25/2008         4,705,804
    819,154  KESTREL FUNDING US LLC+/-                                                 5.15         04/25/2008           819,154
  1,228,731  KESTREL FUNDING US LLC                                                    5.88         10/09/2007         1,227,294
  3,276,617  LIBERTY STREET FUNDING CORPORATION                                        5.28         10/01/2007         3,276,617
  4,095,771  LINKS FINANCE LLC+/-++                                                    5.32         08/15/2008         4,089,546
  5,488,333  LIQUID FUNDING LIMITED+/-++                                               5.34         11/13/2007         5,488,333
  6,061,741  LIQUID FUNDING LIMITED+/-++                                               5.70         06/11/2008         6,066,712
  1,728,415  METLIFE GLOBAL FUNDING I+/-++                                             5.43         10/05/2007         1,728,415

Portfolio of Investments--September 30, 2007

                                     Wells Fargo Advantage Master Portfolios 157


INDEX PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL    SECURITY NAME                                                        INTEREST RATE   MATURITY DATE        VALUE
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$26,746,266  MORGAN STANLEY REPURCHASE AGREEMENT - 102% COLLATERALIZED
             (MATURITY VALUE $26,758,146)                                              5.33%        10/01/2007    $   26,746,266
    378,859  MORGAN STANLEY SERIES EXL+/-                                              5.83         10/14/2008           378,461
  7,190,126  NORTH SEA FUNDING LLC                                                     5.36         10/15/2007         7,175,458
  4,095,771  NORTH SEA FUNDING LLC++                                                   5.45         10/03/2007         4,094,583
  4,095,771  NORTHERN ROCK PLC+/-++SS.                                                 5.78         11/04/2008         4,078,610
  1,096,684  PERRY GLOBAL FUNDING LLC SERIES A                                         5.59         10/11/2007         1,095,083
  2,334,590  PREMIUM ASSET TRUST+/-++                                                  5.33         12/21/2007         2,335,080
  2,047,886  PREMIUM ASSET TRUST SERIES 06-B++                                         5.50         12/16/2007         2,047,886
  1,556,393  PYXIS MASTER TRUST SERIES 2007-3+/-++                                     5.51         11/27/2007         1,556,393
    331,348  RACERS TRUST SERIES 2004-6-MM+/-++                                        5.19         03/24/2008           330,956
  6,553,234  REGENCY MARKETS #1 LLC++                                                  5.21         10/12/2007         6,542,749
  3,112,786  REGENCY MARKETS #1 LLC++                                                  5.25         10/04/2007         3,111,417
  1,638,308  ROYAL BANK OF SCOTLAND GROUP PLC                                          5.55         10/05/2007         1,638,341
  5,815,995  SCALDIS CAPITAL LIMITED++                                                 5.26         10/04/2007         5,813,436
  5,652,164  SCALDIS CAPITAL LIMITED                                                   5.29         10/22/2007         5,634,869
  5,324,502  SEDNA FINANCE INCORPORATED                                                5.38         10/09/2007         5,318,273
  2,948,955  SEDNA FINANCE INCORPORATED+/-++                                           5.79         04/10/2008         2,947,068
  1,228,731  SHEFFIELD RECEIVABLES CORPORATION++                                       5.25         10/05/2007         1,228,019
  2,088,843  SHIPROCK FINANCE SERIES 2007-4A+/-++                                      5.82         04/11/2008         2,088,843
  1,597,351  SKANDINAVISKA ENSKILDA BANKEN AB (NEW YORK)+/-                            5.11         02/29/2008         1,597,081
  2,047,886  SKANDINAVISKA ENSKILDA BANKEN AB (NEW YORK)+/-                            5.70         02/04/2008         2,049,626
  1,638,308  SLM CORPORATION+/-++                                                      5.81         05/12/2008         1,623,941
  2,539,378  STANFIELD VICTORIA FUNDING LLC+/-++                                       5.36         04/03/2008         2,538,489
  4,095,771  STANFIELD VICTORIA FUNDING LLC+/-++                                       5.57         02/15/2008         4,096,181
  4,095,771  TANGO FINANCE CORPORATION                                                 5.37         10/04/2007         4,093,969
  4,996,841  THAMES ASSET GLOBAL SECURITIZATION #1 INCORPORATED++                      5.30         10/15/2007         4,986,647
    491,493  THAMES ASSET GLOBAL SECURITIZATION #1 INCORPORATED                        5.31         10/17/2007           490,347
    473,553  THE TRAVELERS INSURANCE COMPANY+/-                                        5.89         02/08/2008           473,544
  1,708,100  THUNDER BAY FUNDING INCORPORATED                                          5.32         10/25/2007         1,702,122
  4,007,466  THUNDER BAY FUNDING INCORPORATED++                                        5.33         10/02/2007         4,006,865
    655,323  TULIP FUNDING CORPORATION++                                               5.25         10/04/2007           655,035
  3,276,617  TULIP FUNDING CORPORATION                                                 5.27         10/26/2007         3,264,657
  2,047,886  UNICREDITO ITALIANO BANK (IRELAND) SERIES EXL+/-++                        5.77         10/08/2008         2,044,077
  2,047,886  UNICREDITO ITALIANO BANK (IRELAND) SERIES LIB+/-++                        5.84         10/08/2008         2,044,138
    819,154  VERSAILLES CDS LLC++                                                      5.24         10/03/2007           818,917
  3,276,617  VERSAILLES CDS LLC                                                        5.39         10/16/2007         3,269,441
  4,095,771  VERSAILLES CDS LLC                                                        5.40         10/23/2007         4,082,624
  3,522,363  VICTORIA FINANCE LLC+/-++                                                 5.32         07/28/2008         3,515,213
  2,047,886  VICTORIA FINANCE LLC+/-++                                                 5.34         08/07/2008         2,047,886
  4,095,771  WHITE PINE FINANCE LLC+/-++                                               5.46         02/22/2008         4,096,181
  1,638,308  ZELA FINANCE CORPORATION                                                  5.32         10/26/2007         1,632,329

                                                                                                                     422,017,202
                                                                                                                  --------------

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $441,435,751)                                                          441,435,751
                                                                                                                  --------------

158 Wells Fargo Advantage Master Portfolios

                                    Portfolio of Investments--September 30, 2007


INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                             VALUE
SHORT-TERM INVESTMENTS: 0.54%

MUTUAL FUNDS: 0.48%
 13,587,513  WELLS FARGO ADVANTAGE MONEY MARKET TRUST~++                                                          $   13,587,513
                                                                                                                  --------------

PRINCIPAL                                                                         INTEREST RATE   MATURITY DATE
US TREASURY BILLS: 0.06%
$   150,000  US TREASURY BILL^#                                                        3.99%        02/07/2008           147,930
    585,000  US TREASURY BILL^#                                                        4.16         02/07/2008           576,925
    330,000  US TREASURY BILL^#                                                        4.17         02/07/2008           325,445
    585,000  US TREASURY BILL^#                                                        4.89         11/08/2007           582,636
     10,000  US TREASURY BILL^#                                                        4.93         02/07/2008             9,862

                                                                                                                       1,642,798
                                                                                                                  --------------

TOTAL SHORT-TERM INVESTMENTS (COST $15,228,863)                                                                       15,230,311
                                                                                                                  --------------

TOTAL INVESTMENTS IN SECURITIES
(COST $2,482,937,531)*                                        115.56%                                             $3,252,393,909
OTHER ASSETS AND LIABILITIES, NET                             (15.56)                                               (438,038,743)
                                                              ------                                              --------------
TOTAL NET ASSETS                                              100.00%                                             $2,814,355,166
                                                              ------                                              --------------

--------------------------------------------------------------------------------
+     Non-income earning securities.

<<    All or a portion of this security is on loan. (See Note 2)

(a) Security fair valued in accordance with the procedures approved by the Board of Trustees.

+/-   Variable rate investments.

++ Securities that may be resold to "qualified institutional buyers" under rule 144A or securities offered pursuant to section 4(2) of the Securities Act of 1933, as amended.

^^ This security is currently in default with regards to scheduled interest or principal payments.

SS. These securities are subject to a demand feature which reduces the effective maturity.

^     Zero coupon bond. Interest rate presented is yield to maturity.

#     Security pledged as collateral for futures transactions. (See Note 2)

~ This Wells Fargo Advantage Fund invests cash balances that it retains for liquidity purposes in a Wells Fargo Advantage Money Market Fund. The fund does not pay an investment advisory fee for such investments.

+++   Security of an affiliate of the fund with a cost of $29,432,231.

* Cost for federal income tax purposes is $2,499,757,046 and net unrealized appreciation (depreciation) consists of:

      Gross unrealized appreciation                   $ 862,763,094
      Gross unrealized depreciation                    (110,126,231)
                                                      -------------
      Net unrealized appreciation (depreciation)      $ 752,636,863

      The accompanying notes are an integral part of these financial statements.

Portfolio of Investments--September 30, 2007

                                     Wells Fargo Advantage Master Portfolios 159


INTERNATIONAL CORE PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                             VALUE
COMMON STOCKS: 98.11%

AUSTRALIA: 6.02%
    190,551  AXA ASIA PACIFIC HOLDINGS LIMITED (INSURANCE CARRIERS)                                               $    1,318,868
     56,865  ORICA LIMITED (MISCELLANEOUS MANUFACTURING INDUSTRIES)                                                    1,518,822
     61,100  QBE INSURANCE GROUP LIMITED (INSURANCE CARRIERS)                                                          1,832,540
     27,518  RIO TINTO LIMITED (METAL MINING)<<                                                                        2,642,529
     75,125  SANTOS LIMITED (OIL & GAS EXTRACTION)                                                                     1,003,267
     29,300  WOODSIDE PETROLEUM LIMITED (OIL & GAS EXTRACTION)                                                         1,305,169

                                                                                                                       9,621,195
                                                                                                                  --------------

AUSTRIA: 0.65%
     15,652  OMV AG (OIL & GAS EXTRACTION)                                                                             1,045,193
                                                                                                                  --------------

BELGIUM: 1.62%
     20,600  DELHAIZE GROUP (FOOD STORES)                                                                              1,973,962
     20,806  FORTIS (DEPOSITORY INSTITUTIONS)                                                                            612,648

                                                                                                                       2,586,610
                                                                                                                  --------------

CHINA: 1.28%
  2,911,000  INDUSTRIAL & COMMERCIAL BANK OF CHINA LIMITED CLASS H (DEPOSITORY INSTITUTIONS)+                          2,040,810
                                                                                                                  --------------

FINLAND: 2.95%
     36,800  FORTUM OYJ (ELECTRIC, GAS & SANITARY SERVICES)                                                            1,350,699
     15,661  METSO OYJ (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                        1,078,621
     60,300  NOKIA OYJ (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT)               2,292,344

                                                                                                                       4,721,664
                                                                                                                  --------------

FRANCE: 10.85%
      8,100  ALSTOM (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                           1,646,704
     14,900  BOUYGUES SA (ENGINEERING CONSTRUCTION)                                                                    1,285,204
     11,011  CARREFOUR SA (FOOD STORES)                                                                                  771,393
     11,413  COMPAGNIE GENERALE DES ETABLISSEMENTS MICHELIN (RUBBER & MISCELLANEOUS PLASTICS PRODUCTS)                 1,534,340
     14,304  LVMH MOET HENNESSY LOUIS VUITTON SA (CONSUMER SERVICES)                                                   1,714,750
      4,346  PPR SA (APPAREL & ACCESSORY STORES)                                                                         817,652
     34,018  PUBLICIS GROUPE (COMMUNICATIONS)<<                                                                        1,398,964
     19,400  SANOFI-AVENTIS SA (CHEMICALS & ALLIED PRODUCTS)                                                           1,642,647
     18,176  TECHNIP SA (OIL & GAS EXTRACTION)                                                                         1,625,056
     37,700  TOTAL SA (OIL & GAS EXTRACTION)                                                                           3,065,285
     43,669  VIVENDI UNIVERSAL SA (COMMUNICATIONS)                                                                     1,843,178

                                                                                                                      17,345,173
                                                                                                                  --------------

GERMANY: 8.41%
      8,400  ALLIANZ SE (INSURANCE CARRIERS)                                                                           1,962,583
     41,900  ARCANDOR AG (GENERAL MERCHANDISE STORES)                                                                  1,402,860
     22,807  COMMERZBANK AG (DEPOSITORY INSTITUTIONS)                                                                    923,285
     18,900  DAIMLERCHRYSLER AG (TRANSPORTATION EQUIPMENT)                                                             1,903,772
     16,600  DEUTSCHE BANK AG (DEPOSITORY INSTITUTIONS)                                                                2,139,355
     11,900  E.ON AG (ELECTRIC, GAS & SANITARY SERVICES)                                                               2,200,165
     34,252  GEA GROUP AG (HOLDING & OTHER INVESTMENT OFFICES)                                                         1,204,918
     12,500  SIEMENS AG (WHOLESALE TRADE NON-DURABLE GOODS)                                                            1,718,619

                                                                                                                      13,455,557
                                                                                                                  --------------

GREECE: 0.86%
     39,424  ALPHA BANK AE (DEPOSITORY INSTITUTIONS)                                                                   1,373,929
                                                                                                                  --------------

160 Wells Fargo Advantage Master Portfolios

                                    Portfolio of Investments--September 30, 2007


INTERNATIONAL CORE PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                             VALUE
HONG KONG: 7.05%
    139,000  CHEUNG KONG HOLDINGS LIMITED (REAL ESTATE)                                                           $    2,292,275
    146,000  CHINA MOBILE (HONG KONG) LIMITED (COMMUNICATIONS)                                                         2,390,810
  2,031,000  GUANGDONG INVESTMENT LIMITED (BUSINESS SERVICES)                                                          1,392,519
    478,000  HANG LUNG PROPERTIES LIMITED (REAL ESTATE)                                                                2,139,789
    102,940  SUN HUNG KAI PROPERTIES LIMITED (REAL ESTATE)                                                             1,734,680
    221,000  TELEVISION BROADCASTS LIMITED (MOTION PICTURES)                                                           1,327,618

                                                                                                                      11,277,691
                                                                                                                  --------------

INDIA: 0.46%
     15,100  INFOSYS TECHNOLOGIES LIMITED ADR (BUSINESS SERVICES)                                                        730,689
                                                                                                                  --------------

IRELAND: 0.69%
    103,920  EXPERIAN GROUP LIMITED (BUSINESS SERVICES)                                                                1,099,244
                                                                                                                  --------------

ITALY: 2.53%
     76,142  ENI SPA (PETROLEUM REFINING & RELATED INDUSTRIES)                                                         2,821,843
    142,500  UNICREDITO ITALIANO SPA (DEPOSITORY INSTITUTIONS)                                                         1,219,182

                                                                                                                       4,041,025
                                                                                                                  --------------

JAPAN: 18.31%
    107,000  BANK OF YOKOHAMA LIMITED (DEPOSITORY INSTITUTIONS)                                                          738,702
        207  EAST JAPAN RAILWAY COMPANY (RAILROADS)                                                                    1,632,717
     17,400  FANUC LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT)           1,773,856
    142,000  FUJITSU LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                  1,003,822
     13,400  IBIDEN COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
             EQUIPMENT)                                                                                                1,128,089
        153  INPEX HOLDINGS INCORPORATED (OIL & GAS EXPLORATION)                                                       1,571,758
    112,300  ISETAN COMPANY LIMITED (APPAREL & ACCESSORY STORES)                                                       1,514,410
     66,000  KAO CORPORATION (CHEMICALS & ALLIED PRODUCTS)                                                             1,970,835
     62,200  MITSUBISHI CORPORATION (BUSINESS SERVICES)                                                                1,971,079
        112  MITSUBISHI UFJ FINANCIAL GROUP INCORPORATED (DEPOSITORY INSTITUTIONS)                                     1,057,353
     77,000  MITSUI FUDOSAN COMPANY LIMITED (REAL ESTATE)                                                              2,138,423
     28,300  MURATA MANUFACTURING COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS,
             EXCEPT COMPUTER EQUIPMENT)                                                                                2,039,995
    122,000  NIPPON ELECTRIC GLASS COMPANY LIMITED (MISCELLANEOUS MANUFACTURING INDUSTRIES)                            1,964,915
     72,700  NOMURA HOLDINGS INCORPORATED (SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES)                1,218,998
     21,000  NOMURA RESEARCH INSTITUTE LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                  714,839
     14,100  SHIN-ETSU CHEMICAL COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)                                            974,657
    390,000  SUMITOMO METAL INDUSTRIES LIMITED (FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION
             EQUIPMENT)                                                                                                2,274,844
    100,000  SUMITOMO TRUST & BANKING COMPANY LIMITED (DEPOSITORY INSTITUTIONS)                                          756,540
     33,400  TOYOTA MOTOR CORPORATION (AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS)                                 1,971,462
     33,700  YAMAHA MOTOR COMPANY LIMITED (TRANSPORTATION EQUIPMENT)                                                     859,627

                                                                                                                      29,276,921
                                                                                                                  --------------

LUXEMBOURG: 1.31%
     26,552  ARCELORMITTAL (FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT)                    2,095,643
                                                                                                                  --------------

NETHERLANDS: 3.55%
     47,900  ASML HOLDING NV (SEMICONDUCTOR EQUIPMENT MANUFACTURING & RELATED)+                                        1,588,038
     15,500  ING GROEP NV (FINANCIAL SERVICES)                                                                           688,039
     61,500  KONINKLIJKE (ROYAL) KPN NV (COMMUNICATIONS)                                                               1,067,255
     17,200  RANDSTAD HOLDINGS NV (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                                             929,789
     47,500  WOLTERS KLUWER NV (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                                              1,410,187

                                                                                                                       5,683,308
                                                                                                                  --------------

Portfolio of Investments--September 30, 2007

                                     Wells Fargo Advantage Master Portfolios 161


INTERNATIONAL CORE PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                             VALUE
RUSSIA: 1.64%
     20,957  LUKOIL ADR (OIL & GAS EXTRACTION)                                                                    $    1,741,527
     98,078  VTB BANK OJSC GDR (NON-DEPOSITORY CREDIT INSTITUTIONS)+++                                                   877,798

                                                                                                                       2,619,325
                                                                                                                  --------------

SINGAPORE: 1.46%
    232,000  CAPITALAND LIMITED (REAL ESTATE)                                                                          1,272,837
     71,000  UNITED OVERSEAS BANK LIMITED (DEPOSITORY INSTITUTIONS)                                                    1,056,277

                                                                                                                       2,329,114
                                                                                                                  --------------

SPAIN: 1.69%
     40,879  INDRA SISTEMAS SA (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                1,105,783
     57,200  TELEFONICA SA (COMMUNICATIONS)                                                                            1,601,101

                                                                                                                       2,706,884
                                                                                                                  --------------

SWEDEN: 2.15%
     47,100  SKANSKA AB CLASS B (HEAVY CONSTRUCTION OTHER THAN BUILDING CONSTRUCTION CONTRACTS)                          933,726
     34,350  SWEDBANK AB (DEPOSITORY INSTITUTIONS)                                                                     1,148,714
    338,500  TELEFONAKTIEBOLAGET LM ERICSSON CLASS B (COMMUNICATIONS)                                                  1,355,240

                                                                                                                       3,437,680
                                                                                                                  --------------

SWITZERLAND: 7.42%
     21,300  CREDIT SUISSE GROUP (NON-DEPOSITORY CREDIT INSTITUTIONS)                                                  1,414,207
     15,900  HOLCIM LIMITED (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                           1,756,272
     48,300  NOVARTIS AG (CHEMICALS & ALLIED PRODUCTS)                                                                 2,665,471
     15,700  ROCHE HOLDING AG GENUSSCHEIN (MEDICAL PRODUCTS)                                                           2,846,700
     26,700  UBS AG (SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES)                                      1,435,619
      5,800  ZURICH FINANCIAL SERVICES AG (FINANCIAL SERVICES)                                                         1,739,875

                                                                                                                      11,858,144
                                                                                                                  --------------

TAIWAN: 0.56%
     88,539  TAIWAN SEMICONDUCTOR MANUFACTURING COMPANY LIMITED ADR (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT &
             COMPONENTS, EXCEPT COMPUTER EQUIPMENT)                                                                      896,015
                                                                                                                  --------------

UNITED KINGDOM: 16.65%
    129,000  AVIVA PLC (INSURANCE CARRIERS)                                                                            1,942,549
    175,570  BAE SYSTEMS PLC (TRANSPORTATION BY AIR)                                                                   1,772,727
    168,000  BARCLAYS PLC (DEPOSITORY INSTITUTIONS)                                                                    2,046,894
    111,600  BRITISH SKY BROADCASTING PLC (COMMUNICATIONS)                                                             1,586,914
     72,600  EASYJET PLC (TRANSPORTATION BY AIR)+                                                                        779,088
     91,000  EMAP PLC (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                                                       1,636,570
     66,930  GLAXOSMITHKLINE PLC (CHEMICALS & ALLIED PRODUCTS)                                                         1,776,091
     68,500  INVESCO PLC (HOLDING & OTHER INVESTMENT OFFICES)                                                            927,096
     23,978  JOHNSON MATTHEY PLC (CHEMICALS & ALLIED PRODUCTS)                                                           817,811
    644,760  LEGAL & GENERAL GROUP PLC (INSURANCE CARRIERS)                                                            1,762,418
    102,839  NATIONAL GRID PLC (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT)       1,649,599
    165,504  ROLLS ROYCE GROUP PLC (AEROSPACE, DEFENSE)                                                                1,769,290
     49,500  ROYAL DUTCH SHELL PLC CLASS A (OIL & GAS EXTRACTION)                                                      2,042,751
    110,536  SCOTTISH & NEWCASTLE PLC (FOOD & KINDRED PRODUCTS)                                                        1,382,944
     48,830  SMITHS GROUP PLC (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT)        1,067,994
    655,586  VODAFONE GROUP PLC (COMMUNICATIONS)                                                                       2,367,439
     33,499  WOLSELEY PLC (WHOLESALE TRADE NON-DURABLE GOODS)                                                            566,473
     83,600  YELL GROUP PLC (COMMUNICATIONS)                                                                             733,783

                                                                                                                      26,628,431
                                                                                                                  --------------

TOTAL COMMON STOCKS (COST $122,353,114)                                                                              156,870,245
                                                                                                                  --------------

162 Wells Fargo Advantage Master Portfolios

                                    Portfolio of Investments--September 30, 2007


INTERNATIONAL CORE PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                             VALUE
COLLATERAL FOR SECURITIES LENDING: 1.69%

COLLATERAL INVESTED IN MONEY MARKET FUNDS: 1.69%
  2,707,818  BANK OF NEW YORK INSTITUTIONAL CASH RESERVE FUND                                                     $    2,707,818
                                                                                                                  --------------

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $2,707,818)                                                              2,707,818
                                                                                                                  --------------

SHORT-TERM INVESTMENTS: 1.97%
  3,149,250  WELLS FARGO ADVANTAGE MONEY MARKET TRUST~+++                                                              3,149,250
                                                                                                                  --------------

TOTAL SHORT-TERM INVESTMENTS (COST $3,149,250)                                                                         3,149,250
                                                                                                                  --------------

TOTAL INVESTMENTS IN SECURITIES
(COST $128,210,182)*                                                     101.77%                                  $  162,727,313
OTHER ASSETS AND LIABILITIES, NET                                         (1.77)                                      (2,832,387)
                                                                         ------                                   --------------
TOTAL NET ASSETS                                                         100.00%                                  $  159,894,926
                                                                         ------                                   --------------

--------------------------------------------------------------------------------
 <<   All or a portion of this security is on loan. (See Note 2)

  +   Non-income earning securities.

 ++ Securities that may be resold to "qualified institutional buyers" under rule 144A or securities offered pursuant to section 4(2) of the Securities Act of 1933, as amended.

  ~ This Wells Fargo Advantage Fund invests cash balances that it retains for liquidity purposes in a Wells Fargo Advantage Money Market Fund. The fund does not pay an investment advisory fee for such investments.

+++   Security of an affiliate of the fund with a cost of $3,149,250.

  * Cost for federal income tax purposes is $128,419,049 and net unrealized appreciation (depreciation) consists of:

      Gross unrealized appreciation                                 $37,935,973
      Gross unrealized depreciation                                  (3,627,709)
                                                                    -----------
      Net unrealized appreciation (depreciation)                    $34,308,264

      The accompanying notes are an integral part of these financial statements.

Portfolio of Investments--September 30, 2007

                                     Wells Fargo Advantage Master Portfolios 163


INTERNATIONAL GROWTH PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                             VALUE
COMMON STOCKS: 96.82%

AUSTRIA: 0.29%
     12,417  WIENER STAEDTISCHE ALLGEMEINE VERSICHERUNG AG (INSURANCE CARRIERS)                                   $      867,591
                                                                                                                  --------------

BELGIUM: 0.33%
      9,871  DELHAIZE GROUP (FOOD STORES)                                                                                945,873
        156  UMICORE (MINING & QUARRYING OF NONMETALLIC MINERALS, EXCEPT FUELS)                                           37,282

                                                                                                                         983,155
                                                                                                                  --------------

BRAZIL: 0.35%
    211,081  VIVO PARTICIPACOES SA ADR (COMMUNICATIONS)                                                                1,046,962
                                                                                                                  --------------

CANADA: 1.25%
     53,567  CANADIAN PACIFIC RAILWAY LIMITED (RAILROAD TRANSPORTATION)                                                3,765,224
                                                                                                                  --------------

CHINA: 2.67%
  2,529,600  CHINA CONSTRUCTION BANK CLASS H (FINANCIAL SERVICES)                                                      2,307,076
    636,000  CHINA LIFE INSURANCE COMPANY LIMITED (INSURANCE CARRIERS)                                                 3,652,939
  1,659,700  CHINA PETROLEUM & CHEMICAL CORPORATION (SINOPEC) (OIL COMPANIES)                                          2,073,064

                                                                                                                       8,033,079
                                                                                                                  --------------

FINLAND: 2.74%
    224,576  FORTUM OYJ (ELECTRIC, GAS & SANITARY SERVICES)                                                            8,242,790
                                                                                                                  --------------

FRANCE: 11.71%
     22,126  ALSTOM SA (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)+                                       4,498,145
     71,999  BOUYGUES SA (ENGINEERING CONSTRUCTION)                                                                    6,210,297
     57,399  CARREFOUR SA (FOOD STORES)                                                                                4,021,179
     56,561  ELECTRICITE DE FRANCE (ELECTRIC, GAS & SANITARY SERVICES)                                                 5,980,405
     44,564  LVMH MOET HENNESSY LOUIS VUITTON SA (CONSUMER SERVICES)                                                   5,342,291
     46,535  TECHNIP SA (OIL & GAS EXTRACTION)                                                                         4,160,539
     63,965  VINCI SA (HEAVY CONSTRUCTION OTHER THAN BUILDING CONSTRUCTION CONTRACTS)                                  4,997,422

                                                                                                                      35,210,278
                                                                                                                  --------------

GERMANY: 16.93%
     34,335  ALLIANZ AG (INSURANCE CARRIERS)                                                                           8,022,059
     84,664  BAYER AG (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL)                6,738,930
      3,203  CELESIO AG (WHOLESALE TRADE-DURABLE GOODS)                                                                  202,149
     76,689  DAIMLERCHRYSLER AG (TRANSPORTATION EQUIPMENT)                                                             7,724,780
    253,591  DEUTSCHE TELEKOM AG (COMMUNICATIONS)                                                                      4,982,937
     45,731  FRAPORT AG (TRANSPORTATION SERVICES)                                                                      3,162,025
     20,654  IVG IMMOBILIEN AG (REAL ESTATE)<<                                                                           769,861
     37,983  LINDE AG (ELECTRIC, GAS & SANITARY SERVICES)                                                              4,716,935
     23,054  RWE AG (ELECTRIC, GAS & SANITARY SERVICES)                                                                2,899,461
     24,133  SIEMENS AG (WHOLESALE TRADE NON-DURABLE GOODS)                                                            3,318,034
     65,479  UNITED INTERNET AG (COMMUNICATIONS)<<                                                                     1,474,302
     29,420  WACKER CHEMIE AG (CHEMICALS & ALLIED PRODUCTS)                                                            6,885,461

                                                                                                                      50,896,934
                                                                                                                  --------------

HONG KONG: 12.50%
    589,000  BANK OF EAST ASIA LIMITED (DEPOSITORY INSTITUTIONS)                                                       3,303,434
    441,400  CHINA MERCHANTS HOLDINGS INTERNATIONAL COMPANY (HONG KONG) LIMITED (MOTOR FREIGHT TRANSPORTATION &
             WAREHOUSING)                                                                                              2,745,318
    183,900  CHINA MOBILE (HONG KONG) LIMITED (COMMUNICATIONS)                                                         3,011,438
    851,200  CHINA NETCOM GROUP CORPORATION (HONG KONG) LIMITED (COMMUNICATIONS)                                       2,277,502
  1,403,700  CHINA RESOURCES LAND (HONG KONG) LIMITED (REAL ESTATE)<<                                                  2,925,184
  2,992,400  CHINA UNICOM (HONG KONG) LIMITED (BUSINESS SERVICES)                                                      6,189,699

164 Wells Fargo Advantage Master Portfolios

                                    Portfolio of Investments--September 30, 2007


INTERNATIONAL GROWTH PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                             VALUE
HONG KONG (continued)
  2,231,100  DENWAY MOTORS LIMITED (TRANSPORTATION EQUIPMENT)                                                     $    1,294,373
    506,000  HUTCHINSON WHAMPOA LIMITED (DIVERSIFIED OPERATIONS)                                                       5,412,235
    657,229  NWS HOLDINGS LIMITED (BUSINESS SERVICES)                                                                  1,545,456
    260,900  SUN HUNG KAI PROPERTIES LIMITED (REAL ESTATE)                                                             4,396,522
    348,494  SWIRE PACIFIC LIMITED (BUSINESS SERVICES)                                                                 4,225,134
     37,800  TENCENT HOLDINGS LIMITED (COMMUNICATIONS)                                                                   244,095

                                                                                                                      37,570,390
                                                                                                                  --------------

ITALY: 1.43%
     45,686  HERA SPA (ELECTRIC, GAS & SANITARY SERVICES)                                                                188,597
    293,240  INTESA SANPAOLO SPA (DEPOSITORY INSTITUTIONS)                                                             2,264,248
     84,375  MEDIOBANCA SPA (DEPOSITORY INSTITUTIONS)<<                                                                1,845,617

                                                                                                                       4,298,462
                                                                                                                  --------------

JAPAN: 10.75%
     76,800  CHUGAI PHARMACEUTICAL COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)                                       1,268,355
    144,800  CREDIT SAISON COMPANY LIMITED (MISCELLANEOUS RETAIL)                                                      3,731,406
      1,038  JAPAN TOBACCO INCORPORATED (TOBACCO PRODUCTS)                                                             5,702,155
      3,575  JUPITER TELECOMMUNICATIONS COMPANY LIMITED (COMMUNICATIONS)+                                              2,776,216
    139,400  KIRIN BREWERY COMPANY LIMITED (FOOD & KINDRED PRODUCTS)                                                   1,844,670
     77,000  MITSUBISHI ESTATE COMPANY LIMITED (REAL ESTATE)                                                           2,205,459
    920,600  MITSUBISHI HEAVY INDUSTRIES LIMITED (MISCELLANEOUS MANUFACTURING INDUSTRIES)                              6,018,984
     70,883  MITSUI FUDOSAN COMPANY LIMITED (REAL ESTATE)                                                              1,968,544
     15,510  ORIX CORPORATION (MISCELLANEOUS RETAIL)                                                                   3,537,736
    123,800  TOKYU LAND CORPORATION (REAL ESTATE)                                                                      1,242,688
    124,500  URBAN CORPORATION (REAL ESTATE)                                                                           2,019,270

                                                                                                                      32,315,483
                                                                                                                  --------------

LUXEMBOURG: 1.20%
     11,874  RTL GROUP SA (COMMUNICATIONS)                                                                             1,206,380
     56,033  TENARIS SA (PRIMARY METAL INDUSTRIES)<<                                                                   1,479,746
     17,800  TENARIS SA ADR (FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT)                     936,636

                                                                                                                       3,622,762
                                                                                                                  --------------

MEXICO: 0.73%
     91,100  GRUPO TELEVISA SA ADR (COMMUNICATIONS)                                                                    2,201,887
                                                                                                                  --------------

NETHERLANDS: 1.83%
    166,134  ASML HOLDING NV (SEMICONDUCTOR EQUIPMENT MANUFACTURING & RELATED)+                                        5,507,872
                                                                                                                  --------------

NORWAY: 3.67%
    237,968  ORKLA ASA (MISCELLANEOUS RETAIL)                                                                          4,250,650
     39,600  RENEWABLE ENERGY CORPORATION AS (ELECTRIC, GAS & SANITARY SERVICES)+                                      1,825,291
    220,300  SEADRILL LIMITED (PETROLEUM REFINING & RELATED INDUSTRIES)+                                               4,954,579

                                                                                                                      11,030,520
                                                                                                                  --------------

QATAR: 0.10%
      8,929  INDUSTRIES QATAR (CHEMICALS & ALLIED PRODUCTS)+                                                             314,069
                                                                                                                  --------------

RUSSIA: 3.98%
     16,700  GAZPROM OAO (OIL & GAS EXTRACTION)                                                                          736,470
     60,481  LUKOIL ADR (OIL & GAS EXTRACTION)                                                                         5,038,067
      7,400  MINING & METALLURGICAL COMPANY NORILSK NICKEL GDR (METAL MINING)                                          2,012,800
     28,453  RAO UNIFIED ENERGY SYSTEM GDR (ELECTRIC, GAS & SANITARY SERVICES)                                         3,442,813
     17,633  TMK OAO GDR (FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT)+                       728,243

                                                                                                                      11,958,393
                                                                                                                  --------------

Portfolio of Investments--September 30, 2007

                                     Wells Fargo Advantage Master Portfolios 165


INTERNATIONAL GROWTH PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                             VALUE
SINGAPORE: 0.51%
    200,000  OVERSEA-CHINESE BANKING CORPORATION LIMITED (DEPOSITORY INSTITUTIONS)                                $    1,198,250
    129,000  SINGAPORE TELECOMMUNICATIONS LIMITED (COMMUNICATIONS)                                                       349,095

                                                                                                                       1,547,345
                                                                                                                  --------------

SOUTH AFRICA: 0.53%
      6,301  MTN GROUP LIMITED (COMMUNICATIONS)                                                                           95,576
     53,827  NASPERS LIMITED (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                                                1,492,464

                                                                                                                       1,588,040
                                                                                                                  --------------

SOUTH KOREA: 3.78%
     49,328  HANA FINANCIAL GROUP INCORPORATED (DEPOSITORY INSTITUTIONS)                                               2,325,725
     57,928  KOOKMIN BANK (FINANCIAL SERVICES)                                                                         4,823,114
     18,180  NHN CORPORATION (BUSINESS SERVICES)+                                                                      4,207,303

                                                                                                                      11,356,142
                                                                                                                  --------------

SPAIN: 4.31%
     85,649  GAMESA CORPORATION TECNOLOGICA SA (ELECTRIC, GAS & SANITARY SERVICES)                                     3,499,043
     45,809  INDUSTRIA DE DISENO TEXTIL SA (APPAREL & ACCESSORY STORES)                                                3,087,073
    227,131  TELEFONICA SA (COMMUNICATIONS)                                                                            6,357,686

                                                                                                                      12,943,802
                                                                                                                  --------------

SWEDEN: 0.09%
     12,800  ASSA ABLOY AB CLASS B (FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT)              265,669
                                                                                                                  --------------

SWITZERLAND: 8.61%
     36,171  ADECCO SA (BUSINESS SERVICES)                                                                             2,139,037
     21,079  HOLCIM LIMITED (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                           2,328,331
     22,450  NESTLE SA (FOOD & KINDRED PRODUCTS)                                                                      10,084,904
     26,767  ROCHE HOLDING AG GENUSSCHEIN (MEDICAL PRODUCTS)                                                           4,853,351
      6,102  ROCHE HOLDINGS AG - BEARER SHARES (MEDICAL PRODUCTS)                                                      1,275,694
     58,569  SWISS REINSURANCE (INSURANCE CARRIERS)                                                                    5,216,754

                                                                                                                      25,898,071
                                                                                                                  --------------

UNITED KINGDOM: 6.53%
    401,144  LLOYDS TSB GROUP PLC (DEPOSITORY INSTITUTIONS)                                                            4,452,505
    344,456  NATIONAL GRID PLC (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT)       5,525,278
     98,718  STANDARD CHARTERED PLC (DEPOSITORY INSTITUTIONS)                                                          3,231,623
    414,194  VODAFONE GROUP PLC (COMMUNICATIONS)                                                                       1,495,728
    850,877  WILLIAM MORRISON SUPERMARKETS PLC (FOOD & KINDRED PRODUCTS)                                               4,913,660

                                                                                                                      19,618,794
                                                                                                                  --------------

TOTAL COMMON STOCKS (COST $229,873,252)                                                                              291,083,714
                                                                                                                  --------------

COLLATERAL FOR SECURITIES LENDING: 1.64%

COLLATERAL INVESTED IN MONEY MARKET FUNDS: 1.64%
  4,920,486  BANK OF NEW YORK INSTITUTIONAL CASH RESERVE FUND                                                          4,920,486
                                                                                                                  --------------

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $4,920,486)                                                              4,920,486
                                                                                                                  --------------

SHORT-TERM INVESTMENTS: 4.15%
 12,472,569  WELLS FARGO ADVANTAGE MONEY MARKET TRUST~+++                                                             12,472,569
                                                                                                                  --------------

TOTAL SHORT-TERM INVESTMENTS (COST $12,472,569)                                                                       12,472,569
                                                                                                                  --------------

166 Wells Fargo Advantage Master Portfolios

                                    Portfolio of Investments--September 30, 2007


INTERNATIONAL GROWTH PORTFOLIO
--------------------------------------------------------------------------------

                                                                                                                       VALUE
TOTAL INVESTMENTS IN SECURITIES
(COST $247,266,307)*                                                     102.61%                                  $  308,476,769
OTHER ASSETS AND LIABILITIES, NET                                         (2.61)                                      (7,850,444)
                                                                         ------                                   --------------

TOTAL NET ASSETS                                                         100.00%                                  $  300,626,325
                                                                         ------                                   --------------

--------------------------------------------------------------------------------
+     Non-income earning securities.

<<    All or a portion of this security is on loan. (See Note 2)

~ This Wells Fargo Advantage Fund invests cash balances that it retains for liquidity purposes in a Wells Fargo Advantage Money Market Fund. The fund does not pay an investment advisory fee for such investments.

+++   Security of an affiliate of the fund with a cost of $12,472,569.

* Cost for federal income tax purposes is $247,334,565 and net unrealized appreciation (depreciation) consists of:

      Gross unrealized appreciation                                 $64,348,623
      Gross unrealized depreciation                                  (3,206,419)
                                                                    -----------
      Net unrealized appreciation (depreciation)                    $61,142,204

      The accompanying notes are an integral part of these financial statements.

Portfolio of Investments--September 30, 2007

                                     Wells Fargo Advantage Master Portfolios 167


INTERNATIONAL INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                             VALUE
COMMON STOCKS: 97.99%

AUSTRALIA: 6.51%
      4,508  ABC LEARNING (SCHOOLS)                                                                               $       26,281
      4,702  AGL ENERGY LIMITED (ELECTRIC, GAS & SANITARY SERVICES)                                                       66,215
     12,834  ALUMINA LIMITED (METAL MINING)                                                                               81,312
     10,019  AMCOR LIMITED (RUBBER & MISCELLANEOUS PLASTICS PRODUCTS)                                                     65,611
     20,836  AMP LIMITED (INSURANCE CARRIERS)                                                                            194,872
      1,838  ANSELL LIMITED (RUBBER & MISCELLANEOUS PLASTICS PRODUCTS)                                                    20,387
      2,926  APN NEWS & MEDIA LIMITED (COMMUNICATIONS)                                                                    13,553
      4,115  ARISTOCRAT LEISURE LIMITED (AMUSEMENT & RECREATION SERVICES)<<                                               50,755
      6,234  ASCIANO GROUP (TRANSPORTATION SERVICES)+                                                                     49,623
      1,873  ASX LIMITED (BUSINESS SERVICES)                                                                              89,334
     20,228  AUSTRALIA & NEW ZEALAND BANKING GROUP LIMITED (DEPOSITORY INSTITUTIONS)                                     533,095
     10,094  AXA ASIA PACIFIC HOLDINGS LIMITED (INSURANCE CARRIERS)                                                       69,864
      2,652  BABCOCK & BROWN LIMITED (SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES)<<                      64,644
     38,338  BHP BILLITON LIMITED (MINING & QUARRYING OF NONMETALLIC MINERALS, EXCEPT FUELS)                           1,515,558
      1,354  BILLABONG INTERNATIONAL LIMITED (APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR
             MATERIALS)<<                                                                                                 17,998
      7,968  BLUESCOPE STEEL LIMITED (MISCELLANEOUS MANUFACTURING INDUSTRIES)                                             76,007
      7,106  BORAL LIMITED (STONE, CLAY, GLASS & CONCRETE PRODUCTS)                                                       45,337
     16,835  BRAMBLES LIMITED (BUSINESS SERVICES)+                                                                       220,493
      1,446  CALTEX AUSTRALIA LIMITED (PETROLEUM REFINING & RELATED INDUSTRIES)                                           30,204
      9,756  CENTRO PROPERTIES GROUP (REAL ESTATE)                                                                        63,802
     15,579  CFS GANDEL RETAIL TRUST (REAL ESTATE)                                                                        33,039
      4,085  CHALLENGER FINANCIAL SERVICES GROUP LIMITED (FINANCE & FINANCIAL SERVICES)                                   22,474
      6,083  COCA-COLA AMATIL LIMITED (FOOD & KINDRED PRODUCTS)                                                           48,580
        614  COCHLEAR LIMITED (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL)<<         42,475
     12,609  COLES MYER LIMITED (MISCELLANEOUS RETAIL)                                                                   172,305
     14,148  COMMONWEALTH BANK OF AUSTRALIA (DEPOSITORY INSTITUTIONS)                                                    707,934
     16,775  COMMONWEALTH PROPERTY OFFICE FUND (REAL ESTATE)                                                              24,784
      5,207  COMPUTERSHARE LIMITED (BUSINESS SERVICES)                                                                    42,924
      2,039  CSL LIMITED (CHEMICALS & ALLIED PRODUCTS)<<                                                                 194,139
     10,789  CSR LIMITED (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                                 29,774
     32,384  DB RREEF TRUST (REAL ESTATE)                                                                                 57,759
      2,855  DOWNER EDI LIMITED (ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES)                         15,859
     11,099  FAIRFAX MEDIA LIMITED (COMMUNICATIONS)                                                                       46,486
      1,367  FORTESCUE METALS GROUP LIMITED (METAL MINING)+                                                               57,848
     22,714  FOSTER'S GROUP LIMITED (FOOD & KINDRED PRODUCTS)                                                            131,614
      7,796  FUTURIS CORPORATION LIMITED (MISCELLANEOUS MANUFACTURING INDUSTRIES)                                         14,735
     11,918  GOODMAN FIELDER LIMITED (DURABLE GOODS - CONSUMER)                                                           27,285
     23,377  GPT GROUP (REAL ESTATE)                                                                                     105,792
      4,800  HARVEY NORMAN HOLDINGS LIMITED (GENERAL MERCHANDISE STORES)                                                  25,385
      3,185  ILUKA RESOURCES LIMITED (MINING & QUARRYING OF NONMETALLIC MINERALS, EXCEPT FUELS)                           15,601
      9,412  ING INDUSTRIAL FUND (REAL ESTATE)                                                                            23,635
     19,887  INSURANCE AUSTRALIA GROUP LIMITED (INSURANCE CARRIERS)                                                       92,645
      5,374  JAMES HARDIE INDUSTRIES NV (STONE, CLAY, GLASS & CONCRETE PRODUCTS)                                          34,000
      1,610  LEIGHTON HOLDINGS LIMITED (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)<<                 73,575
      3,971  LEND LEASE CORPORATION LIMITED (REAL ESTATE)                                                                 66,597
      3,610  LION NATHAN LIMITED (FOOD & KINDRED PRODUCTS)                                                                29,567
     21,913  MACQUAIRE OFFICE TRUST (REAL ESTATE)                                                                         30,431
      8,047  MACQUARIE AIRPORTS (SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES)                             31,061
      2,785  MACQUARIE BANK LIMITED (HOLDING & OTHER INVESTMENT OFFICES)<<                                               208,575
      3,736  MACQUARIE COMMUNICATIONS INFRASTRUCTURE GROUP (HOLDING & OTHER INVESTMENT OFFICES)                           20,189
     16,109  MACQUARIE GOODMAN GROUP (PROPERTIES)                                                                         98,774
     30,420  MACQUARIE INFRASTRUCTURE GROUP (HOLDING & OTHER INVESTMENT OFFICES)                                          84,219
      7,473  MAYNE GROUP LIMITED (HEALTH SERVICES)                                                                        27,652
     11,425  MIRVAC GROUP (REAL ESTATE)<<                                                                                 55,252

168 Wells Fargo Advantage Master Portfolios

                                    Portfolio of Investments--September 30, 2007


INTERNATIONAL INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                             VALUE
AUSTRALIA (continued)
      6,348  MULTIPLEX GROUP (HEAVY CONSTRUCTION OTHER THAN BUILDING CONSTRUCTION CONTRACTS)                      $       28,221
     17,935  NATIONAL AUSTRALIA BANK LIMITED (DEPOSITORY INSTITUTIONS)                                                   631,970
      3,671  NEWCREST MINING LIMITED (METAL MINING)                                                                       91,209
      6,447  ONESTEEL LIMITED (PRIMARY METAL INDUSTRIES)                                                                  39,473
      3,479  ORICA LIMITED (MISCELLANEOUS MANUFACTURING INDUSTRIES)                                                       92,908
      9,836  ORIGIN ENERGY LIMITED (OIL & GAS EXTRACTION)                                                                 89,898
      5,617  PACIFIC BRANDS LIMITED (GENERAL MERCHANDISE STORES)                                                          15,451
      4,915  PALADIN RESOURCES LIMITED (DIVERSIFIED MINING)+                                                              33,757
      5,734  PAPERLINX LIMITED (PAPER & ALLIED PRODUCTS)                                                                  15,468
        421  PERPETUAL TRUSTEES AUSTRALIA LIMITED (BUSINESS SERVICES)                                                     27,297
      4,899  PUBLISHING & BROADCASTING LIMITED (PRINTING, PUBLISHING & ALLIED INDUSTRIES)<<                               85,639
     11,728  QANTAS AIRWAYS (TRANSPORTATION BY AIR)                                                                       58,070
      9,286  QBE INSURANCE GROUP LIMITED (INSURANCE CARRIERS)                                                            278,510
      3,170  RIO TINTO LIMITED (METAL MINING)<<                                                                          304,412
      6,563  SANTOS LIMITED (OIL & GAS EXTRACTION)                                                                        87,646
      3,072  SONIC HEALTHCARE LIMITED (HEALTH SERVICES)                                                                   42,525
     16,519  STOCKLAND (REAL ESTATE)                                                                                     131,923
     10,090  SUNCORP-METWAY LIMITED (DEPOSITORY INSTITUTIONS)                                                            181,753
      5,757  TABCORP HOLDINGS LIMITED (AMUSEMENT & RECREATION SERVICES)                                                   77,393
     12,456  TATTERSALL'S LIMITED (AMUSEMENT & RECREATION SERVICES)                                                       43,881
     31,724  TELSTRA CORPORATION LIMITED (COMMUNICATIONS)                                                                122,735
     15,968  TELSTRA CORPORATION LIMITED (COMMUNICATIONS)                                                                 40,524
      5,897  TOLL HOLDINGS LIMITED (TRANSPORTATION SERVICES)                                                              68,605
     12,140  TRANSURBAN GROUP (SOCIAL SERVICES)                                                                           78,640
      4,208  WESFARMERS LIMITED (MISCELLANEOUS MANUFACTURING INDUSTRIES)<<                                               156,827
     18,477  WESTFIELD GROUP (PROPERTIES)                                                                                355,784
     20,295  WESTPAC BANKING CORPORATION (DEPOSITORY INSTITUTIONS)                                                       513,250
      5,238  WOODSIDE PETROLEUM LIMITED (OIL & GAS EXTRACTION)                                                           233,327
     13,276  WOOLWORTHS LIMITED (FOOD STORES)                                                                            349,998
      1,683  WORLEYPARSONS LIMITED (PERSONAL SERVICES)                                                                    63,336
      5,408  ZINIFEX LIMITED (METAL MINING)                                                                               85,035

                                                                                                                      10,413,374
                                                                                                                  --------------

AUSTRIA: 0.57%
        344  ANDRITZ AG (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                          23,766
        266  BWIN INTERACTIVE ENTERTAINMENT AG (GAMING)+                                                                   6,334
      2,115  ERSTE BANK DER OESTERREICHISCHEN SPARKASSEN AG (DEPOSITORY INSTITUTIONS)                                    161,198
        138  FLUGHAFEN WIEN AG (CONSTRUCTION SPECIAL TRADE CONTRACTORS)                                                   14,255
      4,792  IMMOEAST IMMOBILIEN ANLAGEN AG (REAL ESTATE)+                                                                52,205
      4,908  IMMOFINANZ IMMOBILIEN ANLAGEN AG (REAL ESTATE)                                                               61,237
        106  MAYR-MELNHOF KARTON AG (PAPER & ALLIED PRODUCTS)                                                             11,714
      3,290  MEINL EUROPEAN LAND LIMITED (REAL ESTATE)+                                                                   46,914
      1,855  OMV AG (OIL & GAS EXTRACTION)                                                                               123,871
        410  RAIFFEISEN INTERNATIONAL BANK HOLDINGS (DEPOSITORY INSTITUTIONS)                                             59,925
        323  RHI AG (MISCELLANEOUS MANUFACTURING INDUSTRIES)+                                                             14,868
      4,216  TELEKOM AUSTRIA AG (COMMUNICATIONS)                                                                         110,316
        892  VERBUND - OESTERREICHISCHE ELEKTRIZITAETSWIRTSCHAFTS AG (ELECTRIC, GAS & SANITARY SERVICES)                  51,412
      1,232  VOESTALPINE AG (FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT)                     106,460
        339  WIENER STAEDTISCHE ALLGEMEINE VERSICHERUNG AG (INSURANCE CARRIERS)                                           23,686
        812  WIENERBERGER AG (BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS)                          50,784

                                                                                                                         918,945
                                                                                                                  --------------

BELGIUM: 1.09%
      1,119  AGFA-GEVAERT NV (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL)            21,541
        150  BARCO NV (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT)                   12,921

Portfolio of Investments--September 30, 2007

                                     Wells Fargo Advantage Master Portfolios 169


INTERNATIONAL INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                             VALUE
BELGIUM (continued)
        140  BEKAERT SA (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL)         $       18,767
      1,795  BELGACOM SA (COMMUNICATIONS)                                                                                 83,288
         75  COFINIMMO SA (REAL ESTATE INVESTMENT TRUSTS (REITS))                                                         13,268
        194  COLRUYT SA (FOOD STORES)                                                                                     40,983
        154  COMPAGNIE MARITIME BELGE SA (WATER TRANSPORTATION)                                                           11,419
         36  D'IETEREN SA (AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS)                                                16,067
        860  DELHAIZE GROUP (FOOD STORES)                                                                                 82,408
      5,740  DEXIA SA (DEPOSITORY INSTITUTIONS)                                                                          173,848
        231  EURONAV SA (WATER TRANSPORTATION)                                                                             7,263
     13,651  FORTIS (DEPOSITORY INSTITUTIONS)+                                                                           401,964
        860  GROUPE BRUXELLES LAMBERT SA (INVESTMENTS & MISCELLANEOUS FINANCIAL SERVICES)                                104,310
      2,037  INBEV NA (FOOD & KINDRED PRODUCTS)                                                                          184,619
      2,002  KBC BANK VERZEKERINGS HOLDINGS (DEPOSITORY INSTITUTIONS)                                                    275,425
        366  MOBISTAR SA (COMMUNICATIONS)                                                                                 32,018
        239  OMEGA PHARMA SA (CHEMICALS & ALLIED PRODUCTS)+                                                               20,959
        711  SOLVAY SA (CHEMICALS & ALLIED PRODUCTS)                                                                     103,179
      1,796  SUEZ LYONNAISE DES EAUX STRIP (ELECTRIC, GAS & SANITARY SERVICES)+                                               26
      1,178  UCB SA (CHEMICALS & ALLIED PRODUCTS)                                                                         69,509
        285  UMICORE (MINING & QUARRYING OF NONMETALLIC MINERALS, EXCEPT FUELS)                                           68,112

                                                                                                                       1,741,894
                                                                                                                  --------------

DENMARK: 0.87%
         12  A.P. MOLLER - MAERSK A/S (LOCAL & SUB-TRANSIT & INTERURBAN HIGHWAY PASS TRANSPORTATION)                     164,808
        138  BANG & OLUFSEN A/S (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT)         15,574
        406  CARLSBERG A/S (FOOD & KINDRED PRODUCTS)                                                                      55,449
        298  COLOPLAST A/S (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL)              28,330
        538  DANISCO A/S (FOOD & KINDRED PRODUCTS)                                                                        41,833
      5,028  DANSKE BANK A/S (DEPOSITORY INSTITUTIONS)                                                                   204,134
      1,950  DSV A/S (MOTOR FREIGHT TRANSPORTATION & WAREHOUSING)                                                         45,972
        209  EAST ASIATIC COMPANY LIMITED A/S (FOOD & KINDRED PRODUCTS)                                                   15,611
        523  FLSMIDTH & COMPANY A/S (BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS)                   55,622
      2,202  GN STORE NORD A/S (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT)          22,324
        614  H. LUNDBECK A/S (CHEMICALS & ALLIED PRODUCTS)                                                                16,677
        662  JYSKE BANK (BUSINESS SERVICES)+                                                                              51,474
        232  NKT HOLDING A/S (MISCELLANEOUS MANUFACTURING INDUSTRIES)                                                     26,005
      2,626  NOVO NORDISK A/S CLASS B (CHEMICALS & ALLIED PRODUCTS)                                                      316,954
        506  NOVOZYMES A/S CLASS B (HEALTH SERVICES)                                                                      63,590
        690  SYDBANK (DEPOSITORY INSTITUTIONS)                                                                            30,026
        183  TOPDANMARK A/S (INSURANCE CARRIERS)+                                                                         30,104
        257  TRYGVESTA A/S (WHOLESALE TRADE-DURABLE GOODS)                                                                20,598
      1,948  VESTAS WIND SYSTEMS A/S (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL &
             OPTICAL)                                                                                                    153,890
        320  WILLIAM DEMANT HOLDING A/S (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL &
             OPTICAL)+                                                                                                    28,279

                                                                                                                       1,387,254
                                                                                                                  --------------

FINLAND: 1.90%
        803  AMER SPORTS OYJ (HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES)<<                                           18,607
        442  CARGOTEC CORPORATION (TRANSPORTATION SERVICES)                                                               21,719
      1,707  ELISA OYJ (COMMUNICATIONS)                                                                                   53,063
      4,787  FORTUM OYJ (ELECTRIC, GAS & SANITARY SERVICES)                                                              175,701
        732  KCI KONECRANES OYJ (BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS)                       29,445
        738  KESKO OYJ (FOOD STORES)                                                                                      49,029
        881  KONE OYJ (BUSINESS SERVICES)                                                                                 64,258
      1,357  METSO OYJ (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                           93,461
      1,497  NESTE OIL OYJ LIMITED (OIL & GAS EXTRACTION)                                                                 54,787
     44,898  NOKIA OYJ (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT)               1,706,827

170 Wells Fargo Advantage Master Portfolios

                                    Portfolio of Investments--September 30, 2007


INTERNATIONAL INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                             VALUE
FINLAND (continued)
      1,200  NOKIAN RENKAAT OYJ (TRANSPORTATION EQUIPMENT)                                                        $       46,988
        900  OKO BANK (DEPOSITORY INSTITUTIONS)                                                                           18,609
      1,353  ORIOLA-KD OYJ (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL)               6,367
        943  ORION OYJ (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL)                  23,962
      1,238  OUTOKUMPU OYJ (METAL MINING)                                                                                 44,468
      1,000  RAUTARUUKKI OYJ (PRIMARY METAL INDUSTRIES)                                                                   60,588
      4,761  SAMPO OYJ (NON-DEPOSITORY CREDIT INSTITUTIONS)                                                              145,351
        840  SANOMAWSOY OYJ (MULTI MEDIA)                                                                                 26,124
      6,560  STORA ENSO OYJ (PAPER & ALLIED PRODUCTS)                                                                    127,778
        881  TIETOENATOR OYJ (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                     19,773
      5,766  UPM-KYMMENE OYJ (PAPER & ALLIED PRODUCTS)                                                                   139,445
        630  UPONOR OYJ (RUBBER & MISCELLANEOUS PLASTICS PRODUCTS)                                                        19,557
        689  WARTSILA OYJ (MISCELLANEOUS MANUFACTURING INDUSTRIES)                                                        47,174
      1,408  YIT OYJ (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                                     41,841

                                                                                                                       3,034,922
                                                                                                                  --------------

FRANCE: 9.36%
      1,977  ACCOR SA (METAL MINING)                                                                                     175,517
        398  AEROPORTS DE PARIS (TRANSPORTATION BY AIR)+                                                                  45,856
      1,346  AIR FRANCE-KLM (TRANSPORTATION BY AIR)                                                                       49,461
      2,675  AIR LIQUIDE (CHEMICALS & ALLIED PRODUCTS)                                                                   358,020
     25,466  ALCATEL SA (COMMUNICATIONS)                                                                                 261,454
      1,143  ALSTOM (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)+                                            232,368
        790  ATOS ORIGIN (BUSINESS SERVICES)+                                                                             45,961
     17,214  AXA SA (INSURANCE CARRIERS)                                                                                 770,260
      9,208  BNP PARIBAS SA (DEPOSITORY INSTITUTIONS)                                                                  1,007,603
      2,387  BOUYGUES SA (ENGINEERING CONSTRUCTION)                                                                      205,891
      1,063  BUSINESS OBJECTS SA (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)+                                47,444
      1,539  CAP GEMINI SA (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                       94,847
      6,571  CARREFOUR SA (FOOD STORES)                                                                                  460,342
        502  CASINO GUICHARD-PERRACHON SA (FOOD STORES)                                                                   52,642
        515  CNP ASSURANCES (INSURANCE AGENTS, BROKERS & SERVICE)                                                         65,880
      3,637  COMPAGNIE DE SAINT-GOBAIN (STONE, CLAY, GLASS & CONCRETE PRODUCTS)                                          379,575
      1,596  COMPAGNIE GENERALE DES ETABLISSEMENTS MICHELIN (RUBBER & MISCELLANEOUS PLASTICS PRODUCTS)                   214,563
      7,225  CREDIT AGRICOLE SA (DEPOSITORY INSTITUTIONS)                                                                278,681
        644  DASSAULT SYSTEMES SA (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                42,261
      2,218  ESSILOR INTERNATIONAL SA CIE GENERALE D'OPTIQUE (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS:
             PHOTOGRAPHIC, MEDICAL & OPTICAL)                                                                            139,161
     20,177  FRANCE TELECOM SA (COMMUNICATIONS)                                                                          675,837
      2,212  GAZ DE FRANCE (GAS DISTRIBUTION)                                                                            114,939
        137  GECINA SA (REAL ESTATE)                                                                                      23,247
      4,864  GROUPE DANONE (FOOD & KINDRED PRODUCTS)                                                                     382,856
        749  HERMES INTERNATIONAL (APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS)               84,289
        376  ICADE (REAL ESTATE)                                                                                          27,398
        357  IMERYS SA (STONE, CLAY, GLASS & CONCRETE PRODUCTS)                                                           32,585
        642  KLEPIERRE (REAL ESTATE)                                                                                      36,829
      2,746  L'OREAL SA (APPAREL & ACCESSORY STORES)                                                                     360,239
      1,643  LAFARGE SA (STONE, CLAY, GLASS & CONCRETE PRODUCTS)                                                         254,548
      1,364  LAGARDERE SCA (COMMUNICATIONS)                                                                              116,096
      2,701  LVMH MOET HENNESSY LOUIS VUITTON SA (CONSUMER SERVICES)                                                     323,793
        764  M6 METROPOLE TELEVISION (COMMUNICATIONS)                                                                     22,170
        368  NEOPOST SA (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                          51,908
          1  NYSE EURONEXT (SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES)+                                     80
      1,450  PAGESJAUNES SA (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                                                    29,794
        997  PERNOD-RICARD (FOOD & KINDRED PRODUCTS)<<                                                                   217,514

Portfolio of Investments--September 30, 2007

                                     Wells Fargo Advantage Master Portfolios 171


INTERNATIONAL INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                             VALUE
FRANCE (continued)
      1,672  PEUGEOT SA (AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS)                                          $      137,996
        861  PPR SA (APPAREL & ACCESSORY STORES)                                                                         161,988
      1,534  PUBLICIS GROUPE (COMMUNICATIONS)<<                                                                           63,085
      2,042  RENAULT SA (TRANSPORTATION EQUIPMENT)                                                                       295,895
      1,876  SAFRAN SA (NATIONAL SECURITY & INTERNATIONAL AFFAIRS)                                                        45,289
     11,182  SANOFI-AVENTIS SA (CHEMICALS & ALLIED PRODUCTS)                                                             946,808
      2,378  SCHNEIDER ELECTRIC SA (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
             EQUIPMENT)                                                                                                  300,433
      1,949  SCOR REGROUPE (INSURANCE CARRIERS)                                                                           52,220
        315  SOCIETE BIC SA (HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES)                                              27,004
        225  SOCIETE DES AUTOROUTES PARIS-RHIN-RHONE (TRANSPORTATION SERVICES)                                            23,646
      4,048  SOCIETE GENERALE (DEPOSITORY INSTITUTIONS)                                                                  679,275
      1,376  SOCIETE TELEVISION FRANCAISE 1 (COMMUNICATIONS)                                                              36,986
      1,046  SODEXHO ALLIANCE SA (FOOD & KINDRED PRODUCTS)                                                                72,340
     11,269  SUEZ SA (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                                    663,648
      1,143  TECHNIP SA (OIL & GAS EXTRACTION)                                                                           102,192
      1,026  THALES SA (TRANSPORTATION BY AIR)                                                                            60,145
      2,771  THOMSON (HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES)                                                     42,200
     23,617  TOTAL SA (OIL & GAS EXTRACTION)                                                                           1,920,235
        214  TOTAL SA CLASS B (OIL & GAS EXTRACTION)                                                                      17,400
        820  UNIBAIL (REAL ESTATE)                                                                                       211,042
        812  VALEO SA (TRANSPORTATION EQUIPMENT)                                                                          45,180
        534  VALLOUREC (HEALTH SERVICES)                                                                                 153,814
      3,801  VEOLIA ENVIRONNEMENT (ELECTRIC, GAS & SANITARY SERVICES)                                                    327,315
      4,368  VINCI SA (HEAVY CONSTRUCTION OTHER THAN BUILDING CONSTRUCTION CONTRACTS)                                    341,261
     12,759  VIVENDI UNIVERSAL SA (COMMUNICATIONS)                                                                       538,531
        440  ZODIAC SA (TRANSPORTATION BY AIR)                                                                            31,521

                                                                                                                      14,979,358
                                                                                                                  --------------

GERMANY: 8.19%
      2,249  ADIDAS-SALOMON AG (APPAREL & ACCESSORY STORES)                                                              147,520
      4,963  ALLIANZ SE (INSURANCE CARRIERS)                                                                           1,159,560
        815  ALTANA AG (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL)                  19,640
        732  ARCANDOR AG (GENERAL MERCHANDISE STORES)                                                                     24,508
      5,495  BASF AG (CHEMICALS & ALLIED PRODUCTS)                                                                       760,049
      8,007  BAYER AG (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL)                  637,327
      1,013  BEIERSDORF AG (APPAREL & ACCESSORY STORES)                                                                   75,864
        442  BILFINGER BERGER AG (BUILDING & CONSTRUCTION)                                                                34,545
        983  CELESIO AG (WHOLESALE TRADE-DURABLE GOODS)                                                                   62,039
      6,884  COMMERZBANK AG (DEPOSITORY INSTITUTIONS)                                                                    278,682
      1,448  CONTINENTAL AG (RUBBER & MISCELLANEOUS PLASTICS PRODUCTS)                                                   200,241
     10,158  DAIMLERCHRYSLER AG (TRANSPORTATION EQUIPMENT)                                                             1,023,202
      5,696  DEUTSCHE BANK AG (DEPOSITORY INSTITUTIONS)                                                                  734,082
      2,237  DEUTSCHE BOERSE AG (SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES)                            304,629
      2,525  DEUTSCHE LUFTHANSA AG (TRANSPORTATION BY AIR)                                                                72,622
        911  DEUTSCHE POSTBANK AG (DEPOSITORY INSTITUTIONS)                                                               66,887
     31,259  DEUTSCHE TELEKOM AG (COMMUNICATIONS)                                                                        614,224
        392  DOUGLAS HOLDING AG (APPAREL & ACCESSORY STORES)                                                              24,488
      6,830  E.ON AG (ELECTRIC, GAS & SANITARY SERVICES)                                                               1,262,784
      2,114  FRESENIUS MEDICAL CARE AG (HEALTH SERVICES)                                                                 112,348
        654  HEIDELBERGER DRUCKMASCHINEN AG (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                                    28,611
      1,149  HENKEL KGAA (CHEMICALS & ALLIED PRODUCTS)                                                                    54,412
      2,003  HENKEL KGAA VORZUG (CHEMICALS & ALLIED PRODUCTS)                                                            103,079
        486  HOCHTIEF AG (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                                 58,954
      1,501  HYPO REAL ESTATE HOLDING AG (DEPOSITORY INSTITUTIONS)                                                        85,357
      8,256  INFINEON TECHNOLOGIES AG (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
             EQUIPMENT)+                                                                                                 142,331

172 Wells Fargo Advantage Master Portfolios

                                    Portfolio of Investments--September 30, 2007


INTERNATIONAL INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                             VALUE
GERMANY (continued)
      1,008  IVG IMMOBILIEN AG (REAL ESTATE)                                                                      $       37,572
      1,284  LINDE AG (ELECTRIC, GAS & SANITARY SERVICES)                                                                159,454
      1,237  MAN AG (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                             180,005
        716  MERCK KGAA (CHEMICALS & ALLIED PRODUCTS)                                                                     86,375
      1,792  METRO AG (FOOD STORES)                                                                                      161,852
        745  MLP AG (HOLDING & OTHER INVESTMENT OFFICES)                                                                   9,943
      2,405  MUENCHENER RUECKVERSICHERUNGS GESELLSCHAFT AG (INSURANCE CARRIERS)                                          462,179
         96  PORSCHE AG (TRANSPORTATION EQUIPMENT)                                                                       203,930
        755  PREMIERE AG (ENTERTAINMENT)+                                                                                 16,300
        948  PROSIEBENSAT.1 MEDIA AG (COMMUNICATIONS)                                                                     29,794
         71  PUMA AG RUDOLF DASSLER SPORT (APPAREL & ACCESSORY STORES)                                                    30,510
        395  RHEINMETALL BERLIN (MACHINERY)                                                                               31,379
      4,906  RWE AG (ELECTRIC, GAS & SANITARY SERVICES)                                                                  617,019
        452  RWE AG NON-VOTING PREFERRED (ELECTRIC, GAS & SANITARY SERVICES)                                              50,885
        467  SALZGITTER AG (STEEL PRODUCERS, PRODUCTS)                                                                    91,723
      9,780  SAP AG (BUSINESS SERVICES)                                                                                  572,472
      9,335  SIEMENS AG (WHOLESALE TRADE NON-DURABLE GOODS)                                                            1,283,464
        872  SOLARWORLD AG (ENERGY)                                                                                       50,197
        815  SUEDZUCKER AG (FOOD & KINDRED PRODUCTS)                                                                      16,375
      4,008  THYSSENKRUPP AG (PRIMARY METAL INDUSTRIES)                                                                  255,240
      2,389  TUI AG (TRANSPORTATION BY AIR)                                                                               64,180
      1,881  VOLKSWAGEN AG (TRANSPORTATION EQUIPMENT)                                                                    425,129
        365  WINCOR NIXDORF AG (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                   30,187

                                                                                                                      12,954,149
                                                                                                                  --------------

GREECE: 0.77%
      4,339  ALPHA BANK AE (DEPOSITORY INSTITUTIONS)                                                                     151,214
      1,250  COCA-COLA HELLENIC BOTTLING COMPANY SA (FOOD & KINDRED PRODUCTS)                                             72,188
      1,250  COSMOTE MOBILE COMMUNICATIONS SA (COMMUNICATIONS)                                                            42,957
      3,510  EFG EUROBANK ERGASIAS SA (DEPOSITORY INSTITUTIONS)                                                          123,425
        200  FOLLIE SA (APPAREL & ACCESSORY STORES)                                                                        8,156
        690  HELLENIC EXCHANGES SA HOLDING (SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES)                  22,138
      1,260  HELLENIC PETROLEUM SA (OIL & GAS EXTRACTION)                                                                 20,123
      1,380  HELLENIC TECHNODOMIKI TEV SA (HEAVY CONSTRUCTION OTHER THAN BUILDING CONSTRUCTION CONTRACTS)                 18,458
      4,060  HELLENIC TELECOMMUNICATIONS ORGANIZATION SA (COMMUNICATIONS)                                                150,523
        558  MOTOR OIL (HELLAS) CORINTH REFINERIES SA (PETROLEUM REFINING & RELATED INDUSTRIES)                           14,800
      4,454  NATIONAL BANK OF GREECE SA (DEPOSITORY INSTITUTIONS)                                                        283,897
      2,500  OPAP SA (AMUSEMENT & RECREATION SERVICES)                                                                    96,964
      3,550  PIRAEUS BANK SA (DEPOSITORY INSTITUTIONS)                                                                   126,856
      1,210  PUBLIC POWER CORPORATION SA (ELECTRIC, GAS & SANITARY SERVICES)                                              47,966
        710  TITAN CEMENT COMPANY SA (STONE, CLAY, GLASS & CONCRETE PRODUCTS)                                             36,690
        980  VIOHALCO SA (BUSINESS SERVICES)                                                                              16,126

                                                                                                                       1,232,481
                                                                                                                  --------------

HONG KONG: 2.05%
      2,500  ASM PACIFIC TECHNOLOGY (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
             EQUIPMENT)                                                                                                   22,109
     16,026  BANK OF EAST ASIA LIMITED (DEPOSITORY INSTITUTIONS)                                                          89,883
     23,000  BELLE INTERNATIONAL HOLDINGS LIMITED (APPAREL & ACCESSORY STORES)                                            30,237
     41,500  BOC HONG KONG HOLDINGS LIMITED (DEPOSITORY INSTITUTIONS)                                                    105,167
     11,000  CATHAY PACIFIC AIRWAYS LIMITED (TRANSPORTATION BY AIR)                                                       30,069
     17,000  CHEUNG KONG HOLDINGS LIMITED (REAL ESTATE)                                                                  280,350
      5,000  CHEUNG KONG INFRASTRUCTURE HOLDINGS LIMITED (HEAVY CONSTRUCTION OTHER THAN BUILDING CONSTRUCTION
             CONTRACTS)                                                                                                   18,781
     15,000  CLP HOLDINGS LIMITED (ELECTRIC, GAS & SANITARY SERVICES)                                                    103,810
     11,500  ESPRIT HOLDINGS LIMITED (WHOLESALE TRADE NON-DURABLE GOODS)                                                 182,696

Portfolio of Investments--September 30, 2007

                                     Wells Fargo Advantage Master Portfolios 173


INTERNATIONAL INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                             VALUE
HONG KONG (continued)
     24,000  FOXCONN INTERNATIONAL HOLDINGS LIMITED (MISCELLANEOUS MANUFACTURING INDUSTRIES)+                     $       65,759
     18,000  GIORDANO INTERNATIONAL LIMITED (APPAREL & ACCESSORY STORES)                                                   8,845
     21,000  HANG LUNG PROPERTIES LIMITED (REAL ESTATE)                                                                   94,007
      8,600  HANG SENG BANK LIMITED (DEPOSITORY INSTITUTIONS)                                                            152,776
      9,000  HENDERSON LAND DEVELOPMENT COMPANY LIMITED (REAL ESTATE)                                                     71,374
     40,200  HONG KONG & CHINA GAS COMPANY LIMITED (OIL & GAS EXTRACTION)                                                 93,598
     12,000  HONG KONG EXCHANGES & CLEARING LIMITED (BUSINESS SERVICES)                                                  366,768
     15,000  HONGKONG ELECTRIC HOLDINGS (ELECTRIC, GAS & SANITARY SERVICES)                                               77,954
      7,000  HOPEWELL HOLDINGS (REAL ESTATE)                                                                              33,407
     16,000  HUTCHISON TELECOMMUNICATIONS INTERNATIONAL LIMITED (TELECOMMUNICATIONS)+                                     22,228
     23,000  HUTCHISON WHAMPOA (DIVERSIFIED OPERATIONS)                                                                  246,011
      7,313  HYSAN DEVELOPMENT COMPANY LIMITED (REAL ESTATE)                                                              20,272
     17,000  JOHNSON ELECTRIC HOLDINGS LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                    8,878
      6,337  KERRY PROPERTIES LIMITED (REAL ESTATE)                                                                       48,666
      6,000  KINGBOARD CHEMICALS HOLDINGS (CHEMICALS & ALLIED PRODUCTS)                                                   38,205
     24,200  LI & FUNG LIMITED (WHOLESALE TRADE NON-DURABLE GOODS)                                                       102,729
     25,506  LINK REIT (REAL ESTATE INVESTMENT TRUSTS (REITS))                                                            56,105
     10,000  MELCO INTERNATIONAL DEVELOPMENT LIMITED (DIVERSIFIED OPERATIONS)<<                                           18,678
     15,435  MTR CORPORATION (RAILROAD TRANSPORTATION)                                                                    45,964
     25,804  NEW WORLD DEVELOPMENT LIMITED (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)               71,366
      2,200  ORIENT OVERSEAS INTERNATIONAL LIMITED (WATER TRANSPORTATION)                                                 20,928
     48,000  PCCW LIMITED (COMMUNICATIONS)                                                                                31,737
     12,000  SHANGRI-LA ASIA LIMITED (HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES)                                 40,443
     21,500  SHUI ON LAND LIMITED (REAL ESTATE)                                                                           26,163
     10,000  SHUN TAK HOLDINGS LIMITED (REAL ESTATE)                                                                      16,105
     14,915  SINO LAND COMPANY (REAL ESTATE)                                                                              37,106
     15,000  SUN HUNG KAI PROPERTIES LIMITED (REAL ESTATE)                                                               252,771
      9,000  SWIRE PACIFIC LIMITED (BUSINESS SERVICES)                                                                   109,116
     14,000  TECHTRONIC INDUSTRIES COMPANY (BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS)<<          15,956
      3,000  TELEVISION BROADCASTS LIMITED (MOTION PICTURES)                                                              18,022
     10,000  TENCENT HOLDINGS LIMITED (COMMUNICATIONS)                                                                    64,575
     20,000  TINGYI (CAYMAN ISLANDS) HOLDING CORPORATION (FOOD & KINDRED PRODUCTS)                                        31,233
     14,000  WHARF HOLDINGS LIMITED (BUSINESS SERVICES)                                                                   68,795
      2,000  WING HANG BANK LIMITED (DEPOSITORY INSTITUTIONS)                                                             23,000
      6,500  YUE YUEN INDUSTRIAL HOLDINGS LIMITED (APPAREL & ACCESSORY STORES)                                            19,440

                                                                                                                       3,282,082
                                                                                                                  --------------

IRELAND: 0.82%
      9,657  ALLIED IRISH BANKS PLC (DEPOSITORY INSTITUTIONS)                                                            234,096
     10,732  BANK OF IRELAND (DEPOSITORY INSTITUTIONS)                                                                   198,942
      3,620  C&C GROUP PLC (EATING & DRINKING PLACES)                                                                     29,939
      5,986  CRH PLC (STONE, CLAY, GLASS & CONCRETE PRODUCTS)                                                            237,719
        927  DCC PLC (BUSINESS SERVICES)                                                                                  27,362
      3,813  DEPFA BANK PLC (DEPOSITORY INSTITUTIONS)                                                                     78,947
      4,989  ELAN CORPORATION PLC (CHEMICALS & ALLIED PRODUCTS)+                                                         104,861
     11,493  EXPERIAN GROUP LIMITED (BUSINESS SERVICES)                                                                  121,571
      2,525  GRAFTON GROUP PLC (BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS)                        28,278
      2,029  GREENCORE GROUP PLC (FOOD & KINDRED PRODUCTS)                                                                13,193
      1,332  IAWS GROUP PLC (AGRICULTURAL PRODUCTION CROPS)                                                               29,611
      5,929  INDEPENDENT NEWS & MEDIA PLC (COMMUNICATIONS)                                                                22,066
      3,056  IRISH LIFE & PERMANENT PLC (NON-DEPOSITORY CREDIT INSTITUTIONS)                                              67,762
      1,603  KERRY GROUP PLC (FOOD & KINDRED PRODUCTS)                                                                    47,544
      1,416  KINGSPAN GROUP PLC (BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS)                       31,095
        591  PADDY POWER PLC (AMUSEMENT & RECREATION SERVICES)                                                            20,731
        624  RYANAIR HOLDINGS PLC ADR (TRANSPORTATION BY AIR)+                                                            25,902

                                                                                                                       1,319,619
                                                                                                                  --------------

174 Wells Fargo Advantage Master Portfolios

                                    Portfolio of Investments--September 30, 2007


INTERNATIONAL INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                             VALUE
ITALY: 3.72%
      4,890  ALLEANZA ASSICURAZIONI SPA (INSURANCE CARRIERS)                                                      $       65,092
      1,559  ARNOLDO MONDADORI EDITORE SPA (COMMUNICATIONS)                                                               15,083
     11,632  ASSICURAZIONI GENERALI SPA (INSURANCE CARRIERS)                                                             511,871
      2,840  ATLANTIA SPA (SOCIAL SERVICES)                                                                               95,937
      1,178  AUTOGRILL SPA (EATING & DRINKING PLACES)                                                                     22,694
     12,238  BANCA MONTE DEI PASCHI DI SIENA SPA (DEPOSITORY INSTITUTIONS)<<                                              75,082
      4,552  BANCA POPOLARE DI MILANO SCARL (DEPOSITORY INSTITUTIONS)                                                     67,246
      7,334  BANCO POPOLARE SPA (DEPOSITORY INSTITUTIONS)+                                                               164,293
      1,727  BULGARI SPA (APPAREL & ACCESSORY STORES)                                                                     27,187
     18,744  CAPITALIA SPA (DEPOSITORY INSTITUTIONS)                                                                     179,077
     47,737  ENEL SPA (ELECTRIC, GAS & SANITARY SERVICES)                                                                540,478
     28,552  ENI SPA (PETROLEUM REFINING & RELATED INDUSTRIES)                                                         1,058,145
      7,812  FIAT SPA (TRANSPORTATION EQUIPMENT)                                                                         236,268
      3,332  FINMECCANICA SPA (TRANSPORTATION BY AIR)                                                                     97,064
        869  FONDIARIA SAI SPA (INSURANCE-MULTI LINE)                                                                     40,805
     84,467  INTESA SANPAOLO (DEPOSITORY INSTITUTIONS)                                                                   652,211
     10,283  INTESA SANPAOLO RNC (DEPOSITORY INSTITUTIONS)                                                                75,294
        820  ITALCEMENTI SPA (STONE, CLAY, GLASS & CONCRETE PRODUCTS)                                                     18,171
        759  LOTTOMATICA SPA (AMUSEMENT & RECREATION SERVICES)                                                            27,436
      1,515  LUXOTTICA GROUP SPA (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL &
             OPTICAL)                                                                                                     51,566
      8,586  MEDIASET SPA (COMMUNICATIONS)                                                                                88,640
      5,515  MEDIOBANCA SPA (DEPOSITORY INSTITUTIONS)<<                                                                  120,635
      2,954  MEDIOLANUM SPA (INSURANCE CARRIERS)                                                                          20,893
     17,923  PARMALAT SPA (FOOD & KINDRED PRODUCTS)                                                                       63,637
     33,261  PIRELLI & COMPANY SPA (TRANSPORTATION EQUIPMENT)                                                             40,077
     47,258  SEAT PAGINE GIALLE SPA (COMMUNICATIONS)                                                                      26,348
     10,118  SNAM RETE GAS SPA (OIL & GAS EXTRACTION)                                                                     62,941
     66,088  TELECOM ITALIA RNC SPA (COMMUNICATIONS)                                                                     159,356
    118,043  TELECOM ITALIA SPA (COMMUNICATIONS)                                                                         358,948
     14,027  TERNA SPA (ELECTRIC, GAS & SANITARY SERVICES)<<                                                              51,854
     85,700  UNICREDITO ITALIANO SPA (DEPOSITORY INSTITUTIONS)                                                           733,220
      6,659  UNIONE DI BANCHE ITALIANE SCPA (DEPOSITORY INSTITUTIONS)                                                    178,988
     10,803  UNIPOL PREFERRED (INSURANCE COMPANIES)                                                                       33,890

                                                                                                                       5,960,427
                                                                                                                  --------------

JAPAN: 20.17%
      4,000  77 BANK LIMITED (DEPOSITORY INSTITUTIONS)                                                                    26,919
          2  ACCESS COMPANY LIMITED (INTERNET SOFTWARE)+                                                                   6,616
        710  ACOM COMPANY LIMITED (NON-DEPOSITORY CREDIT INSTITUTIONS)<<                                                  15,824
        400  ADERANS COMPANY LIMITED (APPAREL & ACCESSORY STORES)<<                                                        8,375
      1,800  ADVANTEST CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
             EQUIPMENT)                                                                                                   56,101
      7,200  AEON COMPANY LIMITED (MISCELLANEOUS RETAIL)                                                                 101,733
      1,100  AEON CREDIT SERVICE COMPANY LIMITED (NON-DEPOSITORY CREDIT INSTITUTIONS)                                     11,827
        600  AEON MALL COMPANY LIMITED (REAL ESTATE)                                                                      18,335
        900  AIFUL CORPORATION (NON-DEPOSITORY CREDIT INSTITUTIONS)<<                                                     14,104
      2,100  AISIN SEIKI COMPANY LIMITED (TRANSPORTATION EQUIPMENT)                                                       83,916
      7,000  AJINOMOTO COMPANY INCORPORATED (FOOD & KINDRED PRODUCTS)                                                     87,755
        300  ALFRESA HOLDINGS CORPORATION (WHOLESALE TRADE NON-DURABLE GOODS)                                             19,144
      7,000  ALL NIPPON AIRWAYS COMPANY LIMITED (TRANSPORTATION BY AIR)                                                   27,302
      2,000  ALPS ELECTRIC COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
             COMPUTER EQUIPMENT)<<                                                                                        24,063
      4,000  AMADA COMPANY LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                               44,713
        700  AOYAMA TRADING COMPANY LIMITED (APPAREL & ACCESSORY STORES)                                                  17,795
      4,700  ASAHI BREWERIES LIMITED (FOOD & KINDRED PRODUCTS)                                                            71,606
     10,000  ASAHI GLASS COMPANY LIMITED (BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS)<<           134,506
     13,000  ASAHI KASEI CORPORATION (CHEMICALS & ALLIED PRODUCTS)                                                       105,028

Portfolio of Investments--September 30, 2007

                                     Wells Fargo Advantage Master Portfolios 175


INTERNATIONAL INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                             VALUE
JAPAN (continued)
        300  ASATSU-DK INCORPORATED (COMMUNICATIONS)                                                              $        9,664
      2,000  ASICS CORPORATION (FOOTWEAR)                                                                                 30,958
      5,900  ASTELLAS PHARMA INCORPORATED (CHEMICALS & ALLIED PRODUCTS)                                                  283,019
        300  AUTOBACS SEVEN COMPANY LIMITED (AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS)                               7,796
      3,000  BANK OF KYOTO LIMITED (DEPOSITORY INSTITUTIONS)                                                              36,382
     13,000  BANK OF YOKOHAMA LIMITED (DEPOSITORY INSTITUTIONS)                                                           89,749
        800  BENESSE CORPORATION (EDUCATIONAL SERVICES)                                                                   30,645
      6,700  BRIDGESTONE CORPORATION (AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS)                                    148,157
     11,700  CANON INCORPORATED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
             EQUIPMENT)                                                                                                  638,654
      1,000  CANON MARKETING JAPAN INCORPORATED (WHOLESALE TRADE-DURABLE GOODS)                                           20,024
      2,800  CASIO COMPUTER COMPANY LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                      40,124
      2,000  CENTRAL GLASS COMPANY LIMITED (BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS)            10,081
         17  CENTRAL JAPAN RAILWAY COMPANY (RAILROAD TRANSPORTATION)                                                     180,560
      8,000  CHIBA BANK LIMITED (DEPOSITORY INSTITUTIONS)                                                                 61,847
      1,000  CHIYODA CORPORATION (ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES)                        18,021
      7,300  CHUBU ELECTRIC POWER COMPANY INCORPORATED (ELECTRIC, GAS & SANITARY SERVICES)                               189,070
      3,100  CHUGAI PHARMACEUTICAL COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)                                          51,197
        500  CIRCLE K SUNKUS COMPANY LIMITED (GENERAL MERCHANDISE STORES)                                                  7,770
      3,900  CITIZEN HOLDINGS COMPANY LIMITED (APPAREL & ACCESSORY STORES)                                                39,250
        600  COCA-COLA WEST JAPAN COMPANY LIMITED (FOOD & KINDRED PRODUCTS)                                               14,104
      1,000  COMSYS HOLDINGS CORPORATION (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                 10,969
      1,900  CREDIT SAISON COMPANY LIMITED (MISCELLANEOUS RETAIL)                                                         48,962
        700  CSK HOLDINGS CORPORATION (BUSINESS SERVICES)                                                                 27,363
      7,000  DAI NIPPON PRINTING COMPANY LIMITED (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                              100,065
      3,000  DAICEL CHEMICAL INDUSTRIES LIMITED (CHEMICALS & ALLIED PRODUCTS)                                             23,741
      4,000  DAIDO STEEL COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
             EQUIPMENT)                                                                                                   34,092
      1,000  DAIFUKU COMPANY LIMITED (MACHINERY)                                                                          11,422
      7,600  DAIICHI SANKYO COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)                                                228,268
      2,600  DAIKIN INDUSTRIES LIMITED (BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS)               125,173
      7,000  DAINIPPON INK & CHEMICALS INCORPORATED (CHEMICALS & ALLIED PRODUCTS)                                         31,019
      2,000  DAINIPPON SCREEN MANUFACTURING COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT &
             COMPONENTS, EXCEPT COMPUTER EQUIPMENT)                                                                       12,049
        900  DAITO TRUST CONSTRUCTION COMPANY LIMITED (REAL ESTATE)                                                       43,407
      6,000  DAIWA HOUSE INDUSTRY COMPANY LIMITED (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE
             BUILDERS)                                                                                                    78,301
     15,000  DAIWA SECURITIES GROUP INCORPORATED (HOLDING & OTHER INVESTMENT OFFICES)                                    142,863
      5,000  DENKI KAGAKU KOGYO KABUSHIKI KAISHA (CHEMICALS & ALLIED PRODUCTS)                                            28,076
      5,400  DENSO CORPORATION (TRANSPORTATION EQUIPMENT)                                                                203,561
         21  DENTSU INCORPORATED (BUSINESS SERVICES)                                                                      59,600
      3,000  DOWA MINING COMPANY LIMITED (MINING & QUARRYING OF NONMETALLIC MINERALS, EXCEPT FUELS)                       38,001
         14  EACCESS LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                      7,776
         37  EAST JAPAN RAILWAY COMPANY (RAILROADS)                                                                      291,838
      4,000  EBARA CORPORATION (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                   18,491
      1,000  EDION CORPORATION (ELECTRONIC)                                                                               11,135
      2,800  EISAI COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)                                                         132,364
      1,680  ELECTRIC POWER DEVELOPMENT COMPANY LIMITED (ELECTRIC, GAS & SANITARY SERVICES)                               65,378
      1,100  ELPIDA MEMORY INCORPORATED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)+<<                       40,413
        700  FAMILYMART COMPANY LIMITED (GENERAL MERCHANDISE STORES)                                                      18,252
      2,100  FANUC LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT)             214,086
        600  FAST RETAILING COMPANY LIMITED (APPAREL & ACCESSORY STORES)                                                  34,632
      6,000  FUJI ELECTRIC HOLDINGS COMPANY LIMITED (BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME
             DEALERS)                                                                                                     26,744
        400  FUJI SOFT INCORPORATED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                               8,184
          5  FUJI TELEVISION NETWORK INCORPORATED (COMMUNICATIONS)                                                        10,055
      5,400  FUJIFILM HOLDINGS CORPORATION (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC,
             MEDICAL & OPTICAL)                                                                                          249,632
      4,000  FUJIKURA LIMITED (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL)           25,317
     20,000  FUJITSU LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                    141,383

176 Wells Fargo Advantage Master Portfolios

                                    Portfolio of Investments--September 30, 2007


INTERNATIONAL INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                             VALUE
JAPAN (continued)
      7,000  FUKUOKA FINANCIAL GROUP INCORPORATED (DEPOSITORY INSTITUTIONS)                                       $       41,013
      7,000  FURUKAWA ELECTRIC COMPANY LIMITED (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC,
             MEDICAL & OPTICAL)                                                                                           34,249
        700  GLORY LIMITED (MISCELLANEOUS MANUFACTURING INDUSTRIES)                                                       22,244
         18  GOODWILL GROUP INCORPORATED (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                                        3,375
      4,000  GUNMA BANK LIMITED (DEPOSITORY INSTITUTIONS)                                                                 26,675
      2,000  GUNZE LIMITED (APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS)                       9,855
        260  HAKUHODO DY HOLDINGS INCORPORATED (CONSUMER SERVICES)                                                        18,244
      2,000  HANKYU DEPARTMENT STORES (APPAREL & ACCESSORY STORES)                                                        16,524
     13,800  HANKYU HANSHIN HOLDINGS INCORPORATED (RAILROAD TRANSPORTATION)                                               70,523
      9,000  HASEKO CORPORATION (RESIDENTIAL)+                                                                            21,547
        300  HIKARI TSUSHIN INCORPORATED (MISCELLANEOUS RETAIL)                                                            8,227
      3,000  HINO MOTORS LIMITED (TRANSPORTATION EQUIPMENT)                                                               22,931
        300  HIROSE ELECTRIC COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
             COMPUTER EQUIPMENT)                                                                                          36,486
      2,000  HITACHI CABLE LIMITED (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL &
             OPTICAL)                                                                                                     12,397
        400  HITACHI CAPITAL CORPORATION (NON-DEPOSITORY CREDIT INSTITUTIONS)                                              5,032
      1,300  HITACHI CHEMICAL COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)                                               26,879
      1,100  HITACHI CONSTRUCTION MACHINERY COMPANY LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER
             EQUIPMENT)                                                                                                   43,956
        800  HITACHI HIGH-TECHNOLOGIES CORPORATION (MACHINERY)                                                            18,317
     37,000  HITACHI LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                    246,420
      2,000  HOKKAIDO ELECTRIC POWER COMPANY INCORPORATED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS,
             EXCEPT COMPUTER EQUIPMENT)                                                                                   43,268
     13,000  HOKUHOKU FINANCIAL GROUP INCORPORATED (DEPOSITORY INSTITUTIONS)                                              36,782
     17,100  HONDA MOTOR COMPANY LIMITED (TRANSPORTATION EQUIPMENT)                                                      574,640
        800  HOUSE FOODS CORPORATION (FOOD & KINDRED PRODUCTS)                                                            13,964
      4,600  HOYA CORPORATION (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL)          156,984
      1,400  IBIDEN COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
             EQUIPMENT)                                                                                                  117,860
        200  IDEMITSU KOSAN COMPANY LIMITED (OIL & GAS EXTRACTION)                                                        22,513
          9  INPEX HOLDINGS INCORPORATED (OIL & GAS EXPLORATION)                                                          92,456
      2,200  ISETAN COMPANY LIMITED (APPAREL & ACCESSORY STORES)                                                          29,668
     15,000  ISHIKAWAJIMA-HARIMA HEAVY INDUSTRIES COMPANY LIMITED (MISCELLANEOUS MANUFACTURING INDUSTRIES)                47,142
        700  ITO EN LIMITED (EATING & DRINKING PLACES)<<                                                                  17,064
     17,000  ITOCHU CORPORATION (WHOLESALE TRADE NON-DURABLE GOODS)                                                      206,460
        400  ITOCHU TECHNO-SCIENCE CORPORATION (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                   14,104
      2,800  J FRONT RETAILING COMPANY LIMITED (WHOLESALE TRADE-DURABLE GOODS)+                                           27,545
        400  JAFCO COMPANY LIMITED (HOLDING & OTHER INVESTMENT OFFICES)                                                   14,835
     11,000  JAPAN AIRLINES CORPORATION (TRANSPORTATION BY AIR)                                                           23,845
        200  JAPAN PETROLEUM EXPLORATION COMPANY (OIL & GAS EXTRACTION)                                                   14,870
          6  JAPAN PRIME REALTY INVESTMENT CORPORATION (REITS)                                                            25,021
          4  JAPAN REAL ESTATE INVESTMENT CORPORATION (REITS)                                                             48,056
          4  JAPAN RETAIL FUND INVESTMENT CORPORATION (REITS)                                                             34,823
      4,000  JAPAN STEEL WORKS (MACHINERY)                                                                                66,408
         49  JAPAN TOBACCO INCORPORATED (TOBACCO PRODUCTS)                                                               269,177
      6,200  JFE HOLDINGS INCORPORATED (PRIMARY METAL INDUSTRIES)                                                        439,368
      2,000  JGC CORPORATION (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                             38,567
      7,000  JOYO BANK LIMITED (DEPOSITORY INSTITUTIONS)                                                                  39,063
      2,000  JSR CORPORATION (CHEMICALS & ALLIED PRODUCTS)                                                                49,014
      2,200  JTEKT CORPORATION (TRANSPORTATION EQUIPMENT)                                                                 38,785
         13  K.K. DAVINCI ADVISORS (CONSULTING SERVICES)+                                                                  9,767
     10,000  KAJIMA CORPORATION (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                          34,388
      3,000  KAMIGUMI COMPANY LIMITED (TRANSPORTATION SERVICES)                                                           25,203
      3,000  KANEKA CORPORATION (CHEMICALS & ALLIED PRODUCTS)                                                             25,230
      8,500  KANSAI ELECTRIC POWER COMPANY INCORPORATED (ELECTRIC, GAS & SANITARY SERVICES)                              194,250
      2,000  KANSAI PAINT COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)                                                   15,340
      6,000  KAO CORPORATION (CHEMICALS & ALLIED PRODUCTS)                                                               179,167
     15,000  KAWASAKI HEAVY INDUSTRIES LIMITED (MISCELLANEOUS MANUFACTURING INDUSTRIES)                                   58,765

Portfolio of Investments--September 30, 2007

                                     Wells Fargo Advantage Master Portfolios 177


INTERNATIONAL INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                             VALUE
JAPAN (continued)
      6,000  KAWASAKI KISEN KAISHA LIMITED (WATER TRANSPORTATION)                                                 $       88,121
         27  KDDI CORPORATION (COMMUNICATIONS)                                                                           200,270
      5,000  KEIHIN ELECTRIC EXPRESS RAILWAY COMPANY LIMITED (RAILROAD TRANSPORTATION)                                    32,429
      6,000  KEIO CORPORATION (RAILROAD TRANSPORTATION)                                                                   37,400
      3,000  KEISEI ELECTRIC RAILWAY COMPANY LIMITED (RAILROAD TRANSPORTATION)                                            16,637
        400  KEYENCE CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
             EQUIPMENT)                                                                                                   88,800
      2,000  KIKKOMAN CORPORATION (FOOD & KINDRED PRODUCTS)                                                               30,192
      1,000  KINDEN CORPORATION (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                           9,141
     18,000  KINTETSU CORPORATION (RAILROAD TRANSPORTATION)                                                               55,944
      9,000  KIRIN BREWERY COMPANY LIMITED (FOOD & KINDRED PRODUCTS)                                                     119,096
     29,000  KOBE STEEL LIMITED (FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT)                 108,310
      1,000  KOKUYO COMPANY LIMITED (HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES)                                      10,395
      9,900  KOMATSU LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                    332,686
      1,100  KONAMI CORPORATION (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                  29,974
      5,000  KONICA MINOLTA HOLDINGS INCORPORATED (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC,
             MEDICAL & OPTICAL)                                                                                           84,752
        400  KOSE CORPORATION (MISCELLANEOUS MANUFACTURING INDUSTRIES)                                                    10,621
     12,000  KUBOTA CORPORATION (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                  98,829
      4,000  KURARAY COMPANY LIMITED (TEXTILE MILL PRODUCTS)                                                              50,668
      1,300  KURITA WATER INDUSTRIES LIMITED (ADMINISTRATION OF ENVIRONMENTAL QUALITY & HOUSING PROGRAMS)                 44,139
      1,800  KYOCERA CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
             EQUIPMENT)                                                                                                  168,772
      4,000  KYOWA HAKKO KOGYO COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)                                              41,196
      4,200  KYUSHU ELECTRIC POWER COMPANY INCORPORATED (ELECTRIC, GAS & SANITARY SERVICES)                              111,157
        700  LAWSON INCORPORATED (GENERAL MERCHANDISE STORES)                                                             22,122
      1,500  LEOPALACE 21 CORPORATION (REAL ESTATE)                                                                       49,232
        300  MABUCHI MOTOR COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
             COMPUTER EQUIPMENT)                                                                                          19,562
      1,300  MAKITA CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
             EQUIPMENT)                                                                                                   57,041
     17,000  MARUBENI CORPORATION (BUSINESS SERVICES)                                                                    155,992
      3,400  MARUI COMPANY LIMITED (APPAREL & ACCESSORY STORES)                                                           37,533
      1,700  MATSUI SECURITIES COMPANY LIMITED (INSURANCE AGENTS, BROKERS & SERVICE)<<                                    13,024
        500  MATSUMOTOKIYOSHI COMPANY LIMITED (GENERAL MERCHANDISE STORES)                                                 9,626
     22,000  MATSUSHITA ELECTRIC INDUSTRIAL COMPANY LIMITED (HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES)             412,745
      4,000  MATSUSHITA ELECTRIC WORKS LIMITED (BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME
             DEALERS)                                                                                                     48,231
      1,700  MEDICEO PALTAC HOLDINGS COMPANY LIMITED (WHOLESALE TRADE NON-DURABLE GOODS)                                  25,989
      3,000  MEIJI DAIRIES CORPORATION (FOOD & KINDRED PRODUCTS)                                                          16,950
      4,000  MEIJI SEIKA KAISHA LIMITED (FOOD & KINDRED PRODUCTS)                                                         20,128
        400  MEITEC CORPORATION (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                  11,736
      8,800  MILLEA HOLDINGS INCORPORATED (INSURANCE CARRIERS)                                                           353,946
      4,000  MINEBEA COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
             EQUIPMENT)                                                                                                   27,371
     13,000  MITSUBISHI CHEMICAL HOLDINGS CORPORATION (CHEMICALS & ALLIED PRODUCTS)                                      113,176
     14,800  MITSUBISHI CORPORATION (BUSINESS SERVICES)                                                                  469,003
     21,000  MITSUBISHI ELECTRIC CORPORATION (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                    263,266
     13,000  MITSUBISHI ESTATE COMPANY LIMITED (REAL ESTATE)                                                             372,350
      4,000  MITSUBISHI GAS CHEMICAL COMPANY INCORPORATED (CHEMICALS & ALLIED PRODUCTS)                                   37,087
     35,000  MITSUBISHI HEAVY INDUSTRIES LIMITED (MISCELLANEOUS MANUFACTURING INDUSTRIES)                                228,834
      1,000  MITSUBISHI LOGISTICS CORPORATION (MOTOR FREIGHT TRANSPORTATION & WAREHOUSING)                                14,086
     12,000  MITSUBISHI MATERIALS CORPORATION (MINING & QUARRYING OF NONMETALLIC MINERALS, EXCEPT FUELS)                  74,592
      6,000  MITSUBISHI RAYON COMPANY LIMITED (TEXTILE MILL PRODUCTS)                                                     42,519
      3,000  MITSUBISHI SECURITIES COMPANY LIMITED (SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES)          26,906
         89  MITSUBISHI UFJ FINANCIAL GROUP INCORPORATED (DEPOSITORY INSTITUTIONS)<<                                     840,218
        460  MITSUBISHI UFJ SECURITIES COMPANY LIMITED (NON-DEPOSITORY CREDIT INSTITUTIONS)                               15,258
     19,000  MITSUI & COMPANY LIMITED (WHOLESALE TRADE-DURABLE GOODS)                                                    461,498
      7,000  MITSUI CHEMICALS INCORPORATED (CHEMICALS & ALLIED PRODUCTS)                                                  69,534
      8,000  MITSUI ENGINEERING & SHIPBUILDING COMPANY LIMITED (TRANSPORTATION EQUIPMENT)                                 45,340
      9,000  MITSUI FUDOSAN COMPANY LIMITED (REAL ESTATE)                                                                249,946
      6,000  MITSUI MINING & SMELTING COMPANY LIMITED (METAL MINING)                                                      25,856

178 Wells Fargo Advantage Master Portfolios

                                    Portfolio of Investments--September 30, 2007


INTERNATIONAL INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                             VALUE
JAPAN (continued)
     12,000  MITSUI O.S.K. LINES LIMITED (WATER TRANSPORTATION)                                                   $      194,420
     13,000  MITSUI SUMITOMO INSURANCE COMPANY LIMITED (INSURANCE CARRIERS)                                              152,675
      7,000  MITSUI TRUST HOLDINGS INCORPORATED (DEPOSITORY INSTITUTIONS)                                                 54,603
      5,000  MITSUKOSHI LIMITED (APPAREL & ACCESSORY STORES)                                                              22,679
        800  MITSUMI ELECTRIC COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
             COMPUTER EQUIPMENT)                                                                                          32,664
        109  MIZUHO FINANCIAL GROUP INCORPORATED (BANKING)                                                               621,556
      2,300  MURATA MANUFACTURING COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
             COMPUTER EQUIPMENT)                                                                                         165,795
      2,300  NAMCO BANDAI HOLDINGS INCORPORATED (AMUSEMENT & RECREATION SERVICES)                                         33,439
     22,000  NEC CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT)           106,873
        500  NEC ELECTRONICS CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
             EQUIPMENT)+                                                                                                  14,365
      3,000  NGK INSULATORS LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
             EQUIPMENT)                                                                                                   96,635
      2,000  NGK SPARK PLUG COMPANY LIMITED (TRANSPORTATION EQUIPMENT)<<                                                  31,080
      2,000  NHK SPRING COMPANY LIMITED (TRANSPORTATION EQUIPMENT)                                                        15,253
      2,000  NICHIREI CORPORATION (FOOD & KINDRED PRODUCTS)                                                                9,176
      1,200  NIDEC CORPORATION (WHOLESALE TRADE-DURABLE GOODS)                                                            83,890
      4,500  NIKKO CORDIAL CORPORATION (FINANCIAL)                                                                        56,532
      4,000  NIKON CORPORATION (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL)         137,553
      1,100  NINTENDO COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
             EQUIPMENT)                                                                                                  572,672
          5  NIPPON BUILDING FUND INCORPORATED (REAL ESTATE INVESTMENT TRUSTS (REITS))                                    72,694
      4,000  NIPPON ELECTRIC GLASS COMPANY LIMITED (MISCELLANEOUS MANUFACTURING INDUSTRIES)                               64,423
      9,000  NIPPON EXPRESS COMPANY LIMITED (MOTOR FREIGHT TRANSPORTATION & WAREHOUSING)                                  44,739
      2,000  NIPPON KAYAKU COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)                                                  16,646
      6,000  NIPPON LIGHT METAL COMPANY LIMITED (METAL MINING)                                                            13,216
      2,000  NIPPON MEAT PACKERS INCORPORATED (FOOD & KINDRED PRODUCTS)                                                   22,217
     10,000  NIPPON MINING HOLDINGS INCORPORATED (OIL & GAS EXTRACTION)                                                  100,466
     14,000  NIPPON OIL CORPORATION (OIL & GAS EXTRACTION)                                                               130,048
         10  NIPPON PAPER GROUP INCORPORATED (PAPER & ALLIED PRODUCTS)<<                                                  30,906
      5,000  NIPPON SHEET GLASS COMPANY LIMITED (BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME
             DEALERS)                                                                                                     30,558
      1,000  NIPPON SHOKUBAI COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)                                                 9,733
     63,000  NIPPON STEEL CORPORATION (PRIMARY METAL INDUSTRIES)                                                         453,585
         57  NIPPON TELEGRAPH & TELEPHONE CORPORATION (COMMUNICATIONS)                                                   266,478
     12,000  NIPPON YUSEN KABUSHIKI KAISHA (WATER TRANSPORTATION)                                                        117,216
      7,000  NISHI-NIPPON CITY BANK LIMITED (DEPOSITORY INSTITUTIONS)                                                     19,684
      3,000  NISHIMATSU CONSTRUCTION COMPANY LIMITED (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE
             BUILDERS)                                                                                                     9,063
      2,000  NISSAN CHEMICAL INDUSTRIES LIMITED (CHEMICALS & ALLIED PRODUCTS)                                             24,690
     24,800  NISSAN MOTOR COMPANY LIMITED (AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS)                               248,507
      2,000  NISSHIN SEIFUN GROUP INCORPORATED (FOOD & KINDRED PRODUCTS)                                                  18,822
      9,000  NISSHIN STEEL COMPANY LIMITED (FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION
             EQUIPMENT)                                                                                                   40,587
      2,000  NISSHINBO INDUSTRIES INCORPORATED (TEXTILE MILL PRODUCTS)                                                    27,807
      1,000  NISSIN FOOD PRODUCTS COMPANY LIMITED (FOOD & KINDRED PRODUCTS)<<                                             35,694
        450  NITORI COMPANY LIMITED (HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES)                                      21,273
      1,800  NITTO DENKO CORPORATION (CHEMICALS & ALLIED PRODUCTS)                                                        83,681
      1,200  NOK CORPORATION (TRANSPORTATION EQUIPMENT)                                                                   25,700
     19,500  NOMURA HOLDINGS INCORPORATED (SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES)                  326,966
        600  NOMURA REAL ESTATE HOLDINGS INCORPORATED (REAL ESTATE)                                                       17,551
          3  NOMURA REAL ESTATE OFFICE FUND (REITS)                                                                       31,341
      1,300  NOMURA RESEARCH INSTITUTE LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                   44,252
      5,000  NSK LIMITED (PRIMARY METAL INDUSTRIES)                                                                       43,878
      4,000  NTN CORPORATION (FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT)                     35,694
         14  NTT DATA CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
             EQUIPMENT)                                                                                                   62,404
        181  NTT DOCOMO INCORPORATED (COMMUNICATIONS)<<                                                                  258,425
         13  NTT URBAN DEVELOPMENT CORPORATION (REAL ESTATE)                                                              26,936
      7,000  OBAYASHI CORPORATION (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                        32,421

Portfolio of Investments--September 30, 2007

                                     Wells Fargo Advantage Master Portfolios 179


INTERNATIONAL INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                             VALUE
JAPAN (continued)
         80  OBIC COMPANY LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                        $       15,517
      7,000  ODAKYU ELECTRIC RAILWAY COMPANY LIMITED (RAILROAD TRANSPORTATION)                                            45,157
      9,000  OJI PAPER COMPANY LIMITED (PAPER & ALLIED PRODUCTS)<<                                                        43,564
      7,000  OKI ELECTRIC INDUSTRY COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS,
             EXCEPT COMPUTER EQUIPMENT)                                                                                   12,066
      1,000  OKUMA CORPORATION (MACHINERY)                                                                                14,591
      2,000  OKUMURA CORPORATION (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                         10,186
      3,000  OLYMPUS CORPORATION (GENERAL MERCHANDISE STORES)                                                            123,275
      2,400  OMRON CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT)          63,518
      2,000  ONWARD KASHIYAMA COMPANY LIMITED (APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR
             MATERIALS)                                                                                                   20,232
        300  ORACLE CORPORATION JAPAN (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                            13,712
        600  ORIENTAL LAND COMPANY LIMITED (AMUSEMENT & RECREATION SERVICES)                                              34,789
      1,000  ORIX CORPORATION (MISCELLANEOUS RETAIL)                                                                     228,094
     23,000  OSAKA GAS COMPANY LIMITED (ELECTRIC, GAS & SANITARY SERVICES)                                                80,695
      1,100  OSG CORPORATION (MACHINE & MACHINE TOOLS)                                                                    11,453
        200  OTSUKA CORPORATION (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                  19,623
      1,100  PARK24 COMPANY LIMITED (COMMERCIAL SERVICES)                                                                  9,892
      1,700  PIONEER CORPORATION (HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES)                                         20,853
        900  PROMISE COMPANY LIMITED (NON-DEPOSITORY CREDIT INSTITUTIONS)                                                 21,939
      1,300  QP CORPORATION (FOOD & KINDRED PRODUCTS)                                                                     11,895
         75  RAKUTEN INCORPORATED (COMMUNICATIONS)<<                                                                      29,415
         63  RESONA HOLDINGS INCORPORATED (DEPOSITORY INSTITUTIONS)<<                                                    108,049
      7,000  RICOH COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
             EQUIPMENT)                                                                                                  148,087
        500  RINNAI CORPORATION (BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS)                       14,931
      1,100  ROHM COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
             EQUIPMENT)                                                                                                   97,201
          4  ROUND ONE CORPORATION (AMUSEMENT & RECREATION SERVICES)                                                       8,845
        300  RYOHIN KEIKAKU COMPANY LIMITED (MISCELLANEOUS RETAIL)                                                        17,264
      1,000  SANKEN ELECTRIC COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
             COMPUTER EQUIPMENT)                                                                                           4,901
        600  SANKYO COMPANY LIMITED (WHOLESALE TRADE NON-DURABLE GOODS)                                                   24,289
        900  SANTEN PHARMACEUTICAL COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)                                          22,526
      2,000  SANWA SHUTTER CORPORATION (BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS)                11,213
     18,000  SANYO ELECTRIC COMPANY LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)+<<                   29,617
          3  SAPPORO HOKUYO HOLDINGS INCORPORATED (DEPOSITORY INSTITUTIONS)                                               29,774
      3,000  SAPPORO HOLDINGS LIMITED (EATING & DRINKING PLACES)                                                          19,823
         15  SBI E*TRADE SECURITIES COMPANY LIMITED (FINANCE & FINANCIAL SERVICES)                                        14,234
        107  SBI HOLDINGS INCORPORATED (HOLDING & OTHER INVESTMENT OFFICES)                                               28,086
      2,300  SECOM COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
             EQUIPMENT)                                                                                                  110,730
      2,100  SEGA SAMMY HOLDINGS INCORPORATED (AMUSEMENT & RECREATION SERVICES)<<                                         27,972
      1,400  SEIKO EPSON CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
             EQUIPMENT)                                                                                                   34,675
      2,000  SEINO HOLDINGS COMPANY LIMITED (MOTOR FREIGHT TRANSPORTATION & WAREHOUSING)                                  18,474
      5,000  SEKISUI CHEMICAL COMPANY LIMITED (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)            36,695
      5,000  SEKISUI HOUSE LIMITED (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                       62,943
      9,120  SEVEN & I HOLDINGS COMPANY LIMITED (FOOD STORES)                                                            234,620
     11,000  SHARP CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT)         199,669
        500  SHIMACHU COMPANY LIMITED (MISCELLANEOUS RETAIL)                                                              13,233
        200  SHIMAMURA COMPANY LIMITED (APPAREL & ACCESSORY STORES)                                                       18,718
        800  SHIMANO INCORPORATED (HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES)                                        27,998
      7,000  SHIMIZU CORPORATION (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                         38,088
      4,500  SHIN-ETSU CHEMICAL COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)                                            311,061
        800  SHINKO ELECTRIC INDUSTRIES (ELECT COMPONENTS-SEMICONDUCTORS)                                                 17,760
      6,000  SHINKO SECURITIES COMPANY LIMITED (SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES)              27,789
     16,000  SHINSEI BANK LIMITED (DEPOSITORY INSTITUTIONS)                                                               50,424
      3,000  SHIONOGI & COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)                                                     46,254
      4,000  SHISEIDO COMPANY LIMITED (APPAREL & ACCESSORY STORES)                                                        88,800
      6,000  SHIZUOKA BANK LIMITED (DEPOSITORY INSTITUTIONS)                                                              58,295
     13,000  SHOWA DENKO KK (CHEMICALS & ALLIED PRODUCTS)                                                                 49,232

180 Wells Fargo Advantage Master Portfolios

                                    Portfolio of Investments--September 30, 2007


INTERNATIONAL INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                             VALUE
JAPAN (continued)
      2,100  SHOWA SHELL SEKIYU KK (OIL & GAS EXTRACTION)                                                         $       27,003
        600  SMC CORPORATION (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                     82,166
      8,200  SOFTBANK CORPORATION (HOLDING & OTHER INVESTMENT OFFICES)                                                   151,343
     11,200  SOJITZ HOLDINGS CORPORATION (WHOLESALE TRADE NON-DURABLE GOODS)                                              48,753
      9,000  SOMPO JAPAN INSURANCE INCORPORATED (INSURANCE CARRIERS)                                                     103,269
     11,000  SONY CORPORATION (ELECTRONIC)                                                                               533,409
      1,700  STANLEY ELECTRIC COMPANY LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                    40,996
      1,300  SUMCO CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT)          52,967
      2,000  SUMITOMO BAKELITE COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)                                              11,509
     17,000  SUMITOMO CHEMICAL COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)                                             145,780
     11,700  SUMITOMO CORPORATION (SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES)                          226,126
      8,100  SUMITOMO ELECTRIC INDUSTRIES LIMITED (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS:
             PHOTOGRAPHIC, MEDICAL & OPTICAL)                                                                            129,047
      6,000  SUMITOMO HEAVY INDUSTRIES LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                   77,256
     45,000  SUMITOMO METAL INDUSTRIES LIMITED (FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION
             EQUIPMENT)                                                                                                  262,482
      6,000  SUMITOMO METAL MINING COMPANY LIMITED (MINING & QUARRYING OF NONMETALLIC MINERALS, EXCEPT FUELS)            145,736
         72  SUMITOMO MITSUI FINANCIAL GROUP INCORPORATED (DEPOSITORY INSTITUTIONS)<<                                    561,006
      5,000  SUMITOMO OSAKA CEMENT COMPANY LIMITED (STONE, CLAY, GLASS & CONCRETE PRODUCTS)                               12,319
      4,000  SUMITOMO REALTY & DEVELOPMENT COMPANY LIMITED (REAL ESTATE)<<                                               140,687
      2,000  SUMITOMO RUBBER INDUSTRIES LIMITED (TRANSPORTATION EQUIPMENT)                                                25,143
        200  SUMITOMO TITANIUM (NON-FERROUS METALS)                                                                       17,429
     14,000  SUMITOMO TRUST & BANKING COMPANY LIMITED (DEPOSITORY INSTITUTIONS)<<                                        105,916
      2,000  SURUGA BANK LIMITED (DEPOSITORY INSTITUTIONS)                                                                24,429
        700  SUZUKEN COMPANY LIMITED (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL &
             OPTICAL)                                                                                                     23,584
      2,200  T&D HOLDINGS INCORPORATED (INSURANCE CARRIERS)                                                              135,411
     10,000  TAIHEIYO CEMENT CORPORATION (STONE, CLAY, GLASS & CONCRETE PRODUCTS)                                         38,045
     11,000  TAISEI CORPORATION (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                          31,890
      1,000  TAISHO PHARMACEUTICAL COMPANY LIMITED (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS:
             PHOTOGRAPHIC, MEDICAL & OPTICAL)<<                                                                           19,675
      3,000  TAIYO NIPPON SANSO CORPORATION (CHEMICALS & ALLIED PRODUCTS)                                                 26,953
      1,000  TAIYO YUDEN COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
             EQUIPMENT)                                                                                                   19,806
      2,000  TAKARA HOLDINGS INCORPORATED (EATING & DRINKING PLACES)                                                      11,753
      3,000  TAKASHIMAYA COMPANY LIMITED (APPAREL & ACCESSORY STORES)                                                     33,300
      9,300  TAKEDA PHARMACEUTICAL COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)                                         654,194
      1,280  TAKEFUJI CORPORATION (HOLDING & OTHER INVESTMENT OFFICES)<<                                                  25,407
      2,000  TANABE SEIYAKU COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)                                                 25,247
      1,400  TDK CORPORATION (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                    122,857
      9,000  TEIJIN LIMITED (TEXTILE MILL PRODUCTS)                                                                       43,956
      1,900  TERUMO CORPORATION (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL &
             OPTICAL)                                                                                                     95,939
      4,000  THE HACHIJUNI BANK LIMITED (DEPOSITORY INSTITUTIONS)                                                         28,799
      6,000  THE HIROSHIMA BANK LIMITED (DEPOSITORY INSTITUTIONS)                                                         32,751
      1,400  THK COMPANY LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                 29,556
        400  TIS INCORPORATED (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                                                   7,800
      9,000  TOBU RAILWAY COMPANY LIMITED (RAILROAD TRANSPORTATION)                                                       42,311
      2,000  TODA CORPORATION (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                            10,552
      1,300  TOHO COMPANY LIMITED TOKYO (MOTION PICTURES)                                                                 25,691
        300  TOHO TITANIUM COMPANY LIMITED (METAL MINING)                                                                 11,022
      4,800  TOHOKU ELECTRIC POWER COMPANY INCORPORATED (ELECTRIC, GAS & SANITARY SERVICES)                              102,590
        600  TOKAI RIKA COMPANY LIMITED (AUTO PARTS - ORIGINAL EQUIPMENT)                                                 16,715
      2,000  TOKUYAMA CORPORATION (CHEMICALS & ALLIED PRODUCTS)                                                           30,349
        500  TOKYO BROADCASTING SYSTEM INCORPORATED (COMMUNICATIONS)                                                      14,016
     13,400  TOKYO ELECTRIC POWER COMPANY INCORPORATED (ELECTRIC, GAS & SANITARY SERVICES)                               338,310
      1,900  TOKYO ELECTRON LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
             EQUIPMENT)                                                                                                  120,420
     25,000  TOKYO GAS COMPANY LIMITED (ELECTRIC, GAS & SANITARY SERVICES)                                               116,441
        400  TOKYO SEIMITSU COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
             COMPUTER EQUIPMENT)                                                                                           8,323
      1,200  TOKYO STEEL MANUFACTURING COMPANY LIMITED (FURNITURE & FIXTURES)                                             18,638

Portfolio of Investments--September 30, 2007

                                     Wells Fargo Advantage Master Portfolios 181


INTERNATIONAL INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                             VALUE
JAPAN (continued)
      3,000  TOKYO TATEMONO COMPANY LIMITED (INSURANCE AGENTS, BROKERS & SERVICE)                                 $       38,262
     12,000  TOKYU CORPORATION (TRANSPORTATION SERVICES)                                                                  78,353
      5,000  TOKYU LAND CORPORATION (REAL ESTATE)                                                                         50,189
      3,000  TONENGENERAL SEKIYU KK (OIL & GAS EXTRACTION)                                                                30,166
      6,000  TOPPAN PRINTING COMPANY LIMITED (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                                   61,794
     15,000  TORAY INDUSTRIES INCORPORATED (TEXTILE MILL PRODUCTS)                                                       119,096
     34,000  TOSHIBA CORPORATION (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)<<                              317,608
      5,000  TOSOH CORPORATION (CHEMICALS & ALLIED PRODUCTS)                                                              32,429
      2,900  TOSTEM INAX HOLDING CORPORATION (MISCELLANEOUS MANUFACTURING INDUSTRIES)                                     50,444
      3,000  TOTO LIMITED (HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES)<<                                              21,756
      1,900  TOYO SEIKAN KAISHA LIMITED (STONE, CLAY, GLASS & CONCRETE PRODUCTS)                                          35,812
      1,000  TOYO SUISAN KAISHA LIMITED (FOOD & KINDRED PRODUCTS)                                                         18,805
      8,000  TOYOBO COMPANY LIMITED (TEXTILE MILL PRODUCTS)                                                               18,735
        800  TOYODA GOSEI COMPANY LIMITED (TRANSPORTATION EQUIPMENT)                                                      28,973
        800  TOYOTA BOSHOKU CORPORATION (TRANSPORTATION EQUIPMENT)                                                        27,023
      2,000  TOYOTA INDUSTRIES CORPORATION (TRANSPORTATION EQUIPMENT)                                                     86,188
     30,000  TOYOTA MOTOR CORPORATION (AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS)                                 1,770,774
      2,400  TOYOTA TSUSHO CORPORATION (BUSINESS SERVICES)                                                                63,727
      1,000  TREND MICRO INCORPORATED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                            43,268
     10,000  UBE INDUSTRIES LIMITED JAPAN (CHEMICALS & ALLIED PRODUCTS)                                                   35,433
        400  UNI-CHARM CORPORATION (APPAREL & ACCESSORY STORES)                                                           24,551
      2,000  UNY COMPANY LIMITED (MISCELLANEOUS RETAIL)                                                                   17,429
      1,300  USHIO INCORPORATED (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL &
             OPTICAL)                                                                                                     23,654
        310  USS COMPANY LIMITED (AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS)                                         20,376
      1,000  WACOAL CORPORATION (APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS)                 12,284
         19  WEST JAPAN RAILWAY COMPANY (RAILROAD TRANSPORTATION)                                                         90,646
        175  YAHOO JAPAN CORPORATION (BUSINESS SERVICES)                                                                  66,273
      1,200  YAKULT HONSHA COMPANY LIMITED (FOOD & KINDRED PRODUCTS)                                                      27,319
        950  YAMADA DENKI COMPANY LIMITED (HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES)                                94,036
      2,000  YAMAHA CORPORATION (HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES)                                          44,835
      2,100  YAMAHA MOTOR COMPANY LIMITED (TRANSPORTATION EQUIPMENT)                                                      53,567
      4,000  YAMATO TRANSPORT COMPANY LIMITED (TRANSPORTATION SERVICES)                                                   60,001
      1,000  YAMAZAKI BAKING COMPANY LIMITED (FOOD & KINDRED PRODUCTS)                                                     7,504
      2,000  YASKAWA ELECTRIC CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
             EQUIPMENT)                                                                                                   24,916
      2,500  YOKOGAWA ELECTRIC CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
             COMPUTER EQUIPMENT)                                                                                          30,427
      2,000  ZEON CORPORATION (CHEMICALS & ALLIED PRODUCTS)                                                               19,710

                                                                                                                      32,281,190
                                                                                                                  --------------

LUXEMBOURG: 0.53%
      2,248  ACERGY CA (ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES)                                  66,820
      9,953  ARCELORMITTAL (FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT)                      785,550

                                                                                                                         852,370
                                                                                                                  --------------

NETHERLANDS: 4.56%
     20,187  ABN AMRO HOLDINGS NV (DEPOSITORY INSTITUTIONS)+                                                           1,063,637
     16,449  AEGON NV (INSURANCE CARRIERS)<<                                                                             315,009
      2,981  AKZO NOBEL NV (CHEMICALS & ALLIED PRODUCTS)                                                                 245,693
      5,154  ASML HOLDING NV (SEMICONDUCTOR EQUIPMENT MANUFACTURING & RELATED)+                                          170,872
        467  CORIO NV (REITS)                                                                                             39,888
      1,378  CORPORATE EXPRESS (WHOLESALE TRADE-DURABLE GOODS)                                                            15,012
      3,656  EUROPEAN AERONAUTIC DEFENCE & SPACE COMPANY (TRANSPORTATION BY AIR)<<                                       112,398
        650  FUGRO NV (OIL FIELD SERVICES)                                                                                52,766
      5,963  HAGEMEYER NV (WHOLESALE TRADE NON-DURABLE GOODS)                                                             27,549
      2,721  HEINEKEN NV (EATING & DRINKING PLACES)                                                                      178,557
     20,555  ING GROEP NV (FINANCIAL SERVICES)                                                                           912,429

182 Wells Fargo Advantage Master Portfolios

                                    Portfolio of Investments--September 30, 2007


INTERNATIONAL INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                             VALUE
NETHERLANDS (continued)
     21,267  KONINKLIJKE (ROYAL) KPN NV (COMMUNICATIONS)                                                          $      369,062
     12,533  KONINKLIJKE (ROYAL) PHILIPS ELECTRONICS NV (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS,
             EXCEPT COMPUTER EQUIPMENT)                                                                                  565,628
     14,023  KONINKLIJKE AHOLD NV (FOOD STORES)+                                                                         211,961
      1,665  KONINKLIJKE DSM NV (CHEMICALS & ALLIED PRODUCTS)                                                             89,863
        838  OCE NV (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                              17,613
      1,784  QIAGEN NV (HEALTH SERVICES)+                                                                                 34,444
        569  RANDSTAD HOLDINGS NV (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                                              30,759
      7,927  REED ELSEVIER NV (COMMUNICATIONS)                                                                           150,562
     37,030  ROYAL DUTCH SHELL PLC CLASS A (PETROLEUM REFINING & RELATED INDUSTRIES)                                   1,529,166
      1,904  ROYAL NUMICO NV (FOOD & KINDRED PRODUCTS)                                                                   147,696
      1,623  SBM OFFSHORE NV (PETROLEUM REFINING & RELATED INDUSTRIES)                                                    63,805
      4,788  TNT NV (TRANSPORTATION SERVICES)                                                                            200,726
     18,909  UNILEVER NV (FOOD & KINDRED PRODUCTS)<<                                                                     583,753
      1,988  VEDIOR NV (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                                                         43,741
        248  WERELDHAVE NV (REITS)                                                                                        29,864
      3,217  WOLTERS KLUWER NV (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                                                 95,507

                                                                                                                       7,297,960
                                                                                                                  --------------

NEW ZEALAND: 0.15%
     11,103  AUCKLAND INTERNATIONAL AIRPORT LIMITED (CONSTRUCTION SPECIAL TRADE CONTRACTORS)                              26,335
      3,596  CONTACT ENERGY LIMITED (ELECTRIC, GAS & SANITARY SERVICES)                                                   25,043
      3,308  FISHER & PAYKEL APPLIANCES HOLDINGS LIMITED (HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES)                  8,924
      6,703  FISHER & PAYKEL HEALTHCARE CORPORATION (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS:
             PHOTOGRAPHIC, MEDICAL & OPTICAL)                                                                             16,762
      5,529  FLETCHER BUILDING LIMITED (BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS)                53,170
      4,824  SKY CITY ENTERTAINMENT GROUP LIMITED (HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES)                    19,082
      2,448  SKY NETWORK TELEVISION LIMITED (COMMUNICATIONS)                                                              10,685
     20,777  TELECOM CORPORATION OF NEW ZEALAND LIMITED (COMMUNICATIONS)                                                  70,379
      3,233  VECTOR LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT)              6,002

                                                                                                                         236,382
                                                                                                                  --------------

NORWAY: 1.04%
      1,655  AKER KVAERNER ASA (ENGINEERING CONSTRUCTION)                                                                 52,724
      7,814  DNB NOR ASA (DEPOSITORY INSTITUTIONS)                                                                       119,864
     10,000  DNO ASA (OIL & GAS EXTRACTION)                                                                               20,774
        554  FRONTLINE LIMITED (WATER TRANSPORTATION)                                                                     27,231
      7,760  NORSK HYDRO ASA (OIL & GAS EXTRACTION)                                                                      337,532
      1,800  NORSKE SKOGINDUSTRIER ASA (PAPER & ALLIED PRODUCTS)                                                          19,265
      2,343  OCEAN RIG ASA (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)+                                      17,297
      9,137  ORKLA ASA (MISCELLANEOUS RETAIL)                                                                            163,208
     29,200  PAN FISH ASA (FISHING, HUNTING & TRAPPING)                                                                   37,155
      1,999  PETROLEUM GEO-SERVICES ASA (OIL & GAS EXTRACTION)+                                                           57,657
      2,100  PROSAFE ASA (OIL & GAS EXTRACTION)                                                                           37,472
      1,897  RENEWABLE ENERGY CORPORATION AS (ELECTRIC, GAS & SANITARY SERVICES)+                                         87,439
        519  SCHIBSTED ASA (COMMUNICATIONS)                                                                               27,340
      2,388  SEADRILL LIMITED (PETROLEUM REFINING & RELATED INDUSTRIES)+                                                  53,706
      7,212  STATOIL ASA (PETROLEUM REFINING & RELATED INDUSTRIES)                                                       245,807
        400  STOLT-NIELSEN SA (WATER TRANSPORTATION)                                                                      11,871
      2,564  STOREBRAND ASA (INSURANCE CARRIERS)                                                                          39,854
      1,216  TANDBERG ASA (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT)               29,265
      9,293  TELENOR ASA (COMMUNICATIONS)                                                                                186,162
      1,200  TGS NOPEC GEOPHYSICAL COMPANY ASA (OIL FIELD SERVICES)+                                                      24,595
      1,783  TOMRA SYSTEMS ASA (ADMINISTRATION OF ENVIRONMENTAL QUALITY & HOUSING PROGRAMS)                               12,898
      2,000  YARA INTERNATIONAL ASA (AGRICULTURAL SERVICES)                                                               63,251

                                                                                                                       1,672,367
                                                                                                                  --------------

Portfolio of Investments--September 30, 2007

                                     Wells Fargo Advantage Master Portfolios 183


INTERNATIONAL INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                             VALUE
PORTUGAL: 0.35%
      2,592  BANCO BPI SA (DEPOSITORY INSTITUTIONS)                                                               $       21,807
     24,370  BANCO COMERCIAL PORTUGUES SA (DEPOSITORY INSTITUTIONS)<<                                                    101,123
      2,458  BANCO ESPIRITO SANTO SA (DEPOSITORY INSTITUTIONS)                                                            55,718
      3,467  BRISA-AUTO ESTRADAS DE PORTUGAL SA (CONSTRUCTION)                                                            45,482
      2,292  CIMPOR CIMENTOS DE PORTUGAL SA (STONE, CLAY, GLASS & CONCRETE PRODUCTS)                                      18,989
     22,612  ENERGIAS DE PORTUGAL SA (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
             EQUIPMENT)                                                                                                  132,198
      2,385  JERONIMO MARTINS (WHOLESALE TRADE NON-DURABLE GOODS)                                                         14,658
      8,983  PORTUGAL TELECOM SGPS SA (COMMUNICATIONS)                                                                   125,915
        990  PT MULTIMEDIA SERVICOS DE TELECOMUNICACOES E MULTIMEDIA SGPS SA (COMMUNICATIONS)                             14,738
      8,995  SONAE SGPS SA (GENERAL MERCHANDISE STORES)+                                                                  23,344

                                                                                                                         553,972
                                                                                                                  --------------

SINGAPORE: 1.08%
      7,500  ALLGREEN PROPERTIES LIMITED (REAL ESTATE)                                                                     9,694
     11,000  ASCENDAS REIT (REITS)                                                                                        20,215
     11,000  CAPITACOMMERICAL TRUST (REAL ESTATE)                                                                         21,030
     17,000  CAPITALAND LIMITED (REAL ESTATE)                                                                             93,268
     11,300  CAPITAMALL TRUST (REITS)                                                                                     29,667
     13,000  CHARTERED SEMICONDUCTOR MANUFACTURING LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT &
             COMPONENTS, EXCEPT COMPUTER EQUIPMENT)+<<                                                                     9,539
      5,000  CITY DEVELOPMENTS LIMITED (REAL ESTATE)                                                                      54,527
     20,000  COMFORTDELGRO CORPORATION LIMITED (TRANSPORTATION SERVICES)                                                  26,119
      9,000  COSCO CORPORATION SINGAPORE LIMITED (WATER TRANSPORTATION)                                                   36,048
     12,000  DBS GROUP HOLDINGS LIMITED (DEPOSITORY INSTITUTIONS)                                                        174,487
     10,000  FRASER & NEAVE LIMITED (MULTI-INDUSTRY COMPANIES)                                                            38,371
      1,000  HAW PAR CORPORATION LIMITED (BUSINESS SERVICES)                                                               5,453
      1,084  JARDINE CYCLE & CARRIAGE LIMITED (WHOLESALE TRADE NON-DURABLE GOODS)                                         13,500
        400  K-REIT ASIA (REITS)                                                                                             724
     12,000  KEPPEL CORPORATION LIMITED (BUSINESS SERVICES)                                                              116,324
      4,000  KEPPEL LAND LIMITED (REAL ESTATE)                                                                            22,349
      5,000  NEPTUNE ORIENT LINES LIMITED (WATER TRANSPORTATION)                                                          17,839
      7,000  OLAM INTERNATIONAL LIMITED (AGRICULTURAL SERVICES)                                                           14,796
     27,200  OVERSEA-CHINESE BANKING CORPORATION LIMITED (DEPOSITORY INSTITUTIONS)                                       162,962
      7,550  PARKWAY HOLDINGS LIMITED (HEALTH SERVICES)                                                                   21,550
      9,980  SEMBCORP INDUSTRIES LIMITED (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                 43,333
      7,000  SEMBCORP MARINE LIMITED (TRANSPORTATION EQUIPMENT)                                                           21,676
      5,600  SINGAPORE AIRLINES LIMITED (TRANSPORTATION BY AIR)+                                                          71,626
      9,000  SINGAPORE EXCHANGE LIMITED (BUSINESS SERVICES)                                                               78,156
      1,000  SINGAPORE LAND LIMITED (REAL ESTATE)                                                                          6,866
     12,000  SINGAPORE POST LIMITED (TRANSPORTATION SERVICES)                                                              9,855
     17,000  SINGAPORE PRESS HOLDINGS LIMITED (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                                  49,438
     16,000  SINGAPORE TECHNOLOGIES ENGINEERING LIMITED (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE
             BUILDERS)                                                                                                    42,006
     87,000  SINGAPORE TELECOMMUNICATIONS LIMITED (COMMUNICATIONS)                                                       235,436
      7,000  SMRT CORPORATION LIMITED (TRANSPORTATION SERVICES)                                                            8,058
     12,000  SUNTEC REIT (REITS)                                                                                          15,752
     13,000  UNITED OVERSEAS BANK LIMITED (DEPOSITORY INSTITUTIONS)                                                      193,403
      6,000  UOL GROUP LIMITED (REAL ESTATE)                                                                              21,003
      3,000  VENTURE CORPORATION LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
             COMPUTER EQUIPMENT)                                                                                          33,322
      6,000  WING TAI HOLDINGS LIMITED (REAL ESTATE)                                                                      15,591

                                                                                                                       1,733,983
                                                                                                                  --------------

SOUTH AFRICA: 0.01%
      1,707  MONDI LIMITED (FORESTRY)                                                                                     17,047
                                                                                                                  --------------

184 Wells Fargo Advantage Master Portfolios

                                    Portfolio of Investments--September 30, 2007


INTERNATIONAL INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                             VALUE
SPAIN: 4.09%
      2,542  ABERTIS INFRAESTRUCTURAS SA (SOCIAL SERVICES)<<                                                      $       79,491
        320  ACCIONA SA (HEAVY CONSTRUCTION OTHER THAN BUILDING CONSTRUCTION CONTRACTS)<<                                 87,017
      1,790  ACERINOX SA (FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT)<<                       53,856
      2,356  ACTIVIDADES DE CONSTRUCCION Y SERVICIOS SA (HEAVY CONSTRUCTION OTHER THAN BUILDING CONSTRUCTION
             CONTRACTS)                                                                                                  130,014
      2,845  ALTADIS SA (TOBACCO PRODUCTS)                                                                               200,163
      1,062  ANTENA 3 DE TELEVISION SA (COMMUNICATIONS)<<                                                                 19,594
     38,954  BANCO BILBAO VIZCAYA ARGENTARIA SA (DEPOSITORY INSTITUTIONS)<<                                              913,180
      9,481  BANCO POPULAR ESPANOL SA (DEPOSITORY INSTITUTIONS)<<                                                        162,908
     68,591  BANCO SANTANDER CENTRAL HISPANO SA (DEPOSITORY INSTITUTIONS)                                              1,333,108
      2,236  CINTRA CONCESIONES DE INFRAESTRUCTURAS DE TRANSPORTE SA (TRANSPORTATION SERVICES)<<                          34,052
        980  EBRO PULEVA SA (AGRICULTURAL PRODUCTION CROPS)<<                                                             20,095
      7,222  ENDESA SA (ELECTRIC, GAS & SANITARY SERVICES)<<                                                             412,853
        527  FOMENTO DE CONSTRUCCIONES Y CONTRATAS SA (HEAVY CONSTRUCTION OTHER THAN BUILDING CONSTRUCTION
             CONTRACTS)                                                                                                   42,646
      1,878  GAMESA CORPORATION TECNOLOGICA SA (ELECTRIC, GAS & SANITARY SERVICES)                                        76,722
      1,719  GAS NATURAL SDG SA (ELECTRIC, GAS & SANITARY SERVICES)                                                       97,067
      1,134  GESTEVISION TELECINCO SA (AMUSEMENT & RECREATION SERVICES)                                                   29,769
        696  GRUPO FERROVIAL SA (HEAVY CONSTRUCTION OTHER THAN BUILDING CONSTRUCTION CONTRACTS)                           58,902
     10,643  IBERDROLA SA (ELECTRIC, GAS & SANITARY SERVICES)                                                            625,279
      5,475  IBERIA LINEAS AEREAS DE ESPANA SA (TRANSPORTATION BY AIR)                                                    26,700
      1,305  INDRA SISTEMAS SA (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                   35,300
      2,427  INDUSTRIA DE DISENO TEXTIL SA (APPAREL & ACCESSORY STORES)                                                  163,556
      6,318  MAPFRE SA (INSURANCE CARRIERS)                                                                               28,559
        964  PROMOTORA DE INFORMACIONES SA (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                                     19,038
      8,751  REPSOL YPF SA (OIL & GAS EXTRACTION)                                                                        312,585
        982  SACYR VALLEHERMOSO SA (REAL ESTATE)<<                                                                        34,373
        670  SOCIEDAD GENERAL DE AGUAS DE BARCELONA SA CLASS A (ELECTRIC, GAS & SANITARY SERVICES)                        25,454
        457  SOGECABLE SA (COMMUNICATIONS)+<<                                                                             16,578
     48,916  TELEFONICA SA (COMMUNICATIONS)                                                                            1,369,221
      1,226  UNION FENOSA SA (ELECTRIC, GAS & SANITARY SERVICES)<<                                                        72,533
      1,324  ZARDOYA-OTIS SA (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)<<                                   41,113
      1,874  ZELTIA SA (HEALTH SERVICES)                                                                                  20,389

                                                                                                                       6,542,115
                                                                                                                  --------------

SWEDEN: 2.57%
      1,092  ALFA LAVAL AB (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL)              70,240
      3,487  ASSA ABLOY AB CLASS B (FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT)               72,374
      7,435  ATLAS COPCO AB CLASS A (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                             128,645
      4,587  ATLAS COPCO AB CLASS B (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                              73,317
        408  AXFOOD AB (FOOD & KINDRED PRODUCTS)                                                                          13,771
        563  BILLERUD AKTIEBOLAG (PAPER & ALLIED PRODUCTS)                                                                 7,557
      3,000  BOLIDEN AB (METAL MINING)                                                                                    63,896
      1,796  CASTELLUM AB (REAL ESTATE)                                                                                   22,366
        725  D CARNEGIE & COMPANY AB (HOLDING & OTHER INVESTMENT OFFICES)                                                 15,245
      2,893  ELECTROLUX AB CLASS B (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
             EQUIPMENT)                                                                                                   61,280
      1,078  ELEKTA AB CLASS B (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL)          17,565
      2,081  ENIRO AB (COMMUNICATIONS)                                                                                    25,350
      1,670  FABEGE AB (REAL ESTATE)                                                                                      19,890
      1,833  GETINGE AB (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL)                 44,374
      5,230  HENNES & MAURITZ AB CLASS B (APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR
             MATERIALS)                                                                                                  331,537
        317  HOGANAS AB (FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT)                           8,412
        631  HOLMEN AB CLASS B (PAPER & ALLIED PRODUCTS)                                                                  24,186
          1  HUSQVARNA AB A SHARES (MACHINERY)+                                                                               11
      3,073  HUSQVARNA AB B SHARES (MACHINERY)+                                                                           39,699
      1,402  KUNGSLEDEN (REAL ESTATE)                                                                                     18,058
      2,686  LUNDIN PETROLEUM AB (OIL & GAS EXTRACTION)+                                                                  30,949

Portfolio of Investments--September 30, 2007

                                     Wells Fargo Advantage Master Portfolios 185


INTERNATIONAL INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                             VALUE
SWEDEN (continued)
        532  METRO INTERNATIONAL SA A SHARES (PRINTING, PUBLISHING & ALLIED INDUSTRIES)+                          $          541
        595  MODERN TIMES GROUP MTG B SHARES (MEDIA)                                                                      38,410
      1,800  NOBIA AB (FURNITURE & FIXTURES)                                                                              17,318
     22,859  NORDEA AB (DEPOSITORY INSTITUTIONS)                                                                         398,359
      1,024  OMX AB (BUSINESS SERVICES)                                                                                   44,414
        414  ORIFLAME COSMETICS SA (APPAREL & ACCESSORY STORES)                                                           25,120
     10,564  SANDVIK AB (BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS)                              226,637
        903  SAS AB (TRANSPORTATION BY AIR)+                                                                              16,185
      3,992  SCANIA AB CLASS B (TRANSPORTATION EQUIPMENT)                                                                 97,259
      3,507  SECURITAS AB (BUSINESS SERVICES)                                                                             46,259
      4,107  SECURITAS DIRECT AB B SHARES (BUSINESS SERVICES)+                                                            12,045
      4,107  SECURITAS SYSTEMS AB CLASS B (BUSINESS SERVICES)+                                                            15,168
      5,012  SKANDINAVISKA ENSKILDA BANKEN AB CLASS A (DEPOSITORY INSTITUTIONS)                                          162,942
      4,340  SKANSKA AB CLASS B (HEAVY CONSTRUCTION OTHER THAN BUILDING CONSTRUCTION CONTRACTS)                           86,038
      4,440  SKF AB CLASS B (FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT)                      93,532
      2,192  SSAB SVENSKT STAL AB A SHARES (FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION
             EQUIPMENT)                                                                                                   81,127
        875  SSAB SVENSKT STAL AB B SHARES (FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION
             EQUIPMENT)                                                                                                   29,872
      6,177  SVENSKA CELLULOSA AB CLASS B (PAPER & ALLIED PRODUCTS)                                                      115,266
      5,614  SVENSKA HANDELSBANKEN AB CLASS A (DEPOSITORY INSTITUTIONS)                                                  174,237
      3,125  SWEDISH MATCH AB (TOBACCO PRODUCTS)                                                                          64,982
      3,463  TELE2 AB (COMMUNICATIONS)                                                                                    74,832
    161,937  TELEFONAKTIEBOLAGET LM ERICSSON CLASS B (COMMUNICATIONS)                                                    648,341
     24,911  TELIASONERA AB (COMMUNICATIONS)                                                                             225,177
        792  TRELLEBORG AB (MISCELLANEOUS MANUFACTURING INDUSTRIES)                                                       18,681
      5,275  VOLVO AB CLASS A (TRANSPORTATION EQUIPMENT)                                                                  91,681
     12,095  VOLVO AB CLASS B (TRANSPORTATION EQUIPMENT)                                                                 210,683
        378  WIHLBORGS FASTIGHETER AB (REAL ESTATE)                                                                        7,010

                                                                                                                       4,110,838
                                                                                                                  --------------

SWITZERLAND: 6.53%
     22,919  ABB LIMITED (HOLDING & OTHER INVESTMENT OFFICES)                                                            603,562
      1,484  ADECCO SA (BUSINESS SERVICES)                                                                                87,759
        816  CIBA SPECIALTY CHEMICALS AG (CHEMICALS & ALLIED PRODUCTS)                                                    41,597
      2,574  CLARIANT AG (CHEMICALS & ALLIED PRODUCTS)+                                                                   31,637
      5,756  COMPAGNIE FINANCIERE RICHEMONT AG (GENERAL MERCHANDISE STORES)                                              381,426
     11,983  CREDIT SUISSE GROUP (NON-DEPOSITORY CREDIT INSTITUTIONS)                                                    795,607
        436  GEBERIT AG (BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS)                               57,035
         72  GIVAUDAN (CHEMICALS & ALLIED PRODUCTS)                                                                       66,542
      2,201  HOLCIM LIMITED (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                             243,117
        434  KUDELSKI SA (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT)                12,272
        592  KUEHNE & NAGEL INTERNATIONAL AG (TRANSPORTATION SERVICES)                                                    58,272
         25  KUONI REISEN HOLDING (AMUSEMENT & RECREATION SERVICES)                                                       11,810
      1,848  LOGITECH INTERNATIONAL SA (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)+                          55,015
        465  LONZA GROUP AG (CHEMICALS & ALLIED PRODUCTS)                                                                 50,724
      4,435  NESTLE SA (FOOD & KINDRED PRODUCTS)                                                                       1,992,274
        261  NOBEL BIOCARE HOLDING AG (MEDICAL PRODUCTS)                                                                  70,672
     25,439  NOVARTIS AG (CHEMICALS & ALLIED PRODUCTS)                                                                 1,403,870
         74  OC OERLIKON CORPORATION AG (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
             EQUIPMENT)+                                                                                                  27,156
        537  PHONAK HOLDING AG (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL)          53,873
        544  PSP SWISS PROPERTY AG (REAL ESTATE)                                                                          28,876
         54  RIETER HOLDING AG (CHEMICALS & ALLIED PRODUCTS)                                                              29,221
      7,705  ROCHE HOLDING AG GENUSSCHEIN (MEDICAL PRODUCTS)                                                           1,397,059
        571  SCHINDLER HOLDING AG (BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS)                     36,048
         50  SGS SOCIETE GENERALE DE SURVEILLANCE HOLDING SA (BUSINESS SERVICES)                                          57,118
      7,677  STMICROELECTRONICS NV (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
             EQUIPMENT)                                                                                                  129,065

186 Wells Fargo Advantage Master Portfolios

                                    Portfolio of Investments--September 30, 2007


INTERNATIONAL INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                             VALUE
SWITZERLAND (continued)
         85  STRAUMANN HOLDING AG (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL &
             OPTICAL)                                                                                             $       23,874
         33  SULZER AG (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                           47,335
        592  SWATCH GROUP AG (APPAREL & ACCESSORY STORES)                                                                 37,907
        364  SWATCH GROUP AG CLASS B (APPAREL & ACCESSORY STORES)                                                        119,431
        372  SWISS LIFE HOLDING (INSURANCE CARRIERS)+                                                                     96,495
      3,922  SWISS REINSURANCE (INSURANCE CARRIERS)                                                                      349,333
        223  SWISSCOM AG (COMMUNICATIONS)                                                                                 84,804
      1,141  SYNGENTA AG (CHEMICALS & ALLIED PRODUCTS)                                                                   245,988
        570  SYNTHES INCORPORATED (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL &
             OPTICAL)                                                                                                     63,793
     21,932  UBS AG (SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES)                                      1,179,251
      1,586  ZURICH FINANCIAL SERVICES AG (FINANCIAL SERVICES)                                                           475,766

                                                                                                                      10,445,584
                                                                                                                  --------------

UNITED KINGDOM: 21.16%
      4,297  3I GROUP PLC (HOLDING & OTHER INVESTMENT OFFICES)                                                            87,653
      9,022  AEGIS GROUP PLC (COMMUNICATIONS)                                                                             23,074
      2,956  AGGREKO PLC (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                                                       34,957
      3,871  AMEC PLC (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                                    58,688
     14,830  ANGLO AMERICAN PLC (METAL MINING)                                                                           997,974
     15,091  ARM HOLDINGS PLC (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT)           47,549
      2,160  ARRIVA PLC (TRANSPORTATION BY AIR)                                                                           34,139
     16,740  ASTRAZENECA PLC (CHEMICALS & ALLIED PRODUCTS)                                                               838,781
     28,149  AVIVA PLC (INSURANCE CARRIERS)                                                                              423,882
     37,180  BAE SYSTEMS PLC (TRANSPORTATION BY AIR)                                                                     375,406
      5,021  BALFOUR BEATTY PLC (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                          48,745
     71,722  BARCLAYS PLC (DEPOSITORY INSTITUTIONS)                                                                      873,853
      2,840  BARRATT DEVELOPMENTS PLC (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                    43,463
      5,181  BBA AVIATION PLC (TRANSPORTATION EQUIPMENT)                                                                  24,222
      1,308  BELLWAY PLC (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                                 27,591
        939  BERKELEY GROUP HOLDINGS PLC (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                 27,550
     37,603  BG GROUP PLC (OIL & GAS EXTRACTION)                                                                         650,874
     26,052  BHP BILLITON PLC (COAL MINING)                                                                              932,789
      4,434  BIFFA PLC (ELECTRIC, GAS & SANITARY SERVICES)                                                                20,094
      1,396  BOVIS HOMES GROUP PLC (BUILDING)                                                                             18,680
    214,253  BP PLC (OIL & GAS EXTRACTION)                                                                             2,487,695
      4,954  BRAMBLES LIMITED (MISCELLANEOUS MANUFACTURING INDUSTRIES)+                                                   64,059
      6,626  BRITISH AIRWAYS PLC (TRANSPORTATION BY AIR)+                                                                 51,956
     17,057  BRITISH AMERICAN TOBACCO PLC (TOBACCO PRODUCTS)                                                             611,422
     11,403  BRITISH ENERGY GROUP PLC (ELECTRIC, GAS & SANITARY SERVICES)+                                               124,701
      5,715  BRITISH LAND COMPANY PLC (REAL ESTATE)                                                                      137,040
     12,655  BRITISH SKY BROADCASTING PLC (COMMUNICATIONS)                                                               179,950
      2,961  BRIXTON PLC (REAL ESTATE)                                                                                    21,946
     91,406  BT GROUP PLC (COMMUNICATIONS)                                                                               574,140
      3,722  BUNZL PLC (MISCELLANEOUS MANUFACTURING INDUSTRIES)                                                           53,344
      5,088  BURBERRY GROUP PLC (APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS)                 68,394
     22,997  CADBURY SCHWEPPES PLC (FOOD & KINDRED PRODUCTS)                                                             266,783
      6,637  CAPITA GROUP PLC (PERSONAL SERVICES)                                                                         98,311
      1,912  CARNIVAL PLC (WATER TRANSPORTATION)                                                                          91,305
      4,775  CARPHONE WAREHOUSE PLC (ELECTRONICS)                                                                         34,047
      4,043  CATTLES PLC (NON-DEPOSITORY CREDIT INSTITUTIONS)                                                             28,869
     40,175  CENTRICA PLC (ELECTRIC, GAS & SANITARY SERVICES)                                                            312,763
      1,851  CHARTER PLC (DIVERSIFIED MANUFACTURING)+                                                                     44,802
      1,663  CLOSE BROTHERS GROUP PLC (HOLDING & OTHER INVESTMENT OFFICES)                                                27,662
     13,011  COBHAM PLC (TRANSPORTATION BY AIR)                                                                           51,644
     22,638  COMPASS GROUP PLC (FOOD & KINDRED PRODUCTS)                                                                 139,878
      1,862  COOKSON GROUP PLC (MISCELLANEOUS MANUFACTURING INDUSTRIES)                                                   29,069

Portfolio of Investments--September 30, 2007

                                     Wells Fargo Advantage Master Portfolios 187


INTERNATIONAL INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                             VALUE
UNITED KINGDOM (continued)
      1,538  CSR PLC (SEMICONDUCTOR EQUIPMENT MANUFACTURING & RELATED)+                                           $       20,249
      3,439  DAILY MAIL & GENERAL TRUST CLASS A NV (COMMUNICATIONS)                                                       44,328
      1,962  DAVIS SERVICE GROUP PLC (MISCELLANEOUS MANUFACTURING INDUSTRIES)                                             21,496
      1,767  DE LA RUE (BUSINESS SERVICES)                                                                                26,391
      8,746  DEUTSCHE POST AG (TRANSPORTATION SERVICES)+                                                                 252,027
     29,737  DIAGEO PLC (FOOD & KINDRED PRODUCTS)                                                                        653,440
     20,206  DSG INTERNATIONAL PLC (GENERAL MERCHANDISE STORES)                                                           55,811
      5,027  ELECTROCOMPONENTS PLC (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
             EQUIPMENT)                                                                                                   26,202
      2,414  EMAP PLC (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                                                          43,414
      9,096  EMI GROUP PLC (AMUSEMENT & RECREATION SERVICES)+                                                             49,317
      6,337  ENTERPRISE INNS PLC (EATING & DRINKING PLACES)                                                               76,756
      4,768  FIRSTGROUP PLC (TRANSPORTATION SERVICES)                                                                     67,165
      7,649  FKI PLC (MISCELLANEOUS MANUFACTURING INDUSTRIES)                                                             14,241
     19,555  FRIENDS PROVIDENT PLC (INSURANCE CARRIERS)                                                                   68,816
      6,581  GALIFORM PLC (HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES)+                                               14,811
      7,710  GKN PLC (TRANSPORTATION EQUIPMENT)                                                                           55,842
     63,649  GLAXOSMITHKLINE PLC (CHEMICALS & ALLIED PRODUCTS)                                                         1,689,024
      1,895  GREAT PORTLAND ESTATES PLC (REAL ESTATE)                                                                     23,166
     13,208  GROUP 4 SECURICOR PLC (SOCIAL SERVICES)                                                                      54,587
      3,168  HAMMERSON PLC (REAL ESTATE)                                                                                  75,966
     16,814  HAYS PLC (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                                                          45,754
     41,295  HBOS PLC (DEPOSITORY INSTITUTIONS)                                                                          772,655
      9,676  HOME RETAIL GROUP (GENERAL MERCHANDISE STORES)                                                               73,793
    129,498  HSBC HOLDINGS PLC (DEPOSITORY INSTITUTIONS)                                                               2,396,492
      5,592  ICAP PLC (HOLDING & OTHER INVESTMENT OFFICES)                                                                60,295
      3,908  IMI PLC (MISCELLANEOUS MANUFACTURING INDUSTRIES)                                                             42,737
     13,249  IMPERIAL CHEMICAL INDUSTRIES PLC (CHEMICALS & ALLIED PRODUCTS)                                              176,740
      7,471  IMPERIAL TOBACCO GROUP PLC (TOBACCO PRODUCTS)                                                               342,551
      4,899  INCHCAPE PLC (WHOLESALE TRADE NON-DURABLE GOODS)                                                             42,198
      3,332  INTERCONTINENTAL HOTELS GROUP PLC (HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES)                       66,157
      3,063  INTERNATIONAL PERSONAL FINANCE PLC (NON-DEPOSITORY CREDIT INSTITUTIONS)+                                     12,346
     16,310  INTERNATIONAL POWER PLC (ELECTRIC, GAS & SANITARY SERVICES)                                                 150,583
      1,807  INTERTEK GROUP PLC (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                                                35,012
      9,196  INVENSYS PLC (MISCELLANEOUS MANUFACTURING INDUSTRIES)+                                                       58,373
      8,663  INVESCO PLC (HOLDING & OTHER INVESTMENT OFFICES)                                                            117,247
      4,035  INVESTEC PLC (HOLDING & OTHER INVESTMENT OFFICES)                                                            42,269
     43,198  ITV PLC (COMMUNICATIONS)                                                                                     90,681
     17,236  J SAINSBURY PLC (FOOD & KINDRED PRODUCTS)                                                                   203,654
      2,434  JOHNSON MATTHEY PLC (CHEMICALS & ALLIED PRODUCTS)                                                            83,016
      3,223  KELDA GROUP PLC (ELECTRIC, GAS & SANITARY SERVICES)                                                          56,842
      6,076  KESA ELECTRICALS PLC (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
             EQUIPMENT)                                                                                                   34,218
     25,641  KINGFISHER PLC (BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS)                           93,801
      6,984  LADBROKERS PLC (AMUSEMENT & RECREATION SERVICES)                                                             61,694
      5,158  LAND SECURITIES GROUP PLC (REAL ESTATE)                                                                     177,505
     72,034  LEGAL & GENERAL GROUP PLC (INSURANCE CARRIERS)                                                              196,901
      2,887  LIBERTY INTERNATIONAL PLC (REAL ESTATE)                                                                      67,396
     61,840  LLOYDS TSB GROUP PLC (DEPOSITORY INSTITUTIONS)                                                              686,394
     13,620  LOGICACMG PLC (BUSINESS SERVICES)                                                                            42,148
      1,823  LONDON STOCK EXCHANGE GROUP PLC (FINANCIAL)                                                                  61,297
     19,861  MAN GROUP PLC (BUSINESS SERVICES)                                                                           224,917
     18,732  MARKS & SPENCER GROUP PLC (GENERAL MERCHANDISE STORES)                                                      235,894
      7,441  MEGGITT PLC (TRANSPORTATION BY AIR)                                                                          48,299
      3,702  MICHAEL PAGE INTERNATIONAL PLC (BUSINESS SERVICES)                                                           31,244
      6,144  MISYS PLC (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                           27,781
      4,269  MONDI PLC (PAPER & ALLIED PRODUCTS)+                                                                         40,610
      1,469  NATIONAL EXPRESS GROUP PLC (TRANSPORTATION SERVICES)                                                         37,179

188 Wells Fargo Advantage Master Portfolios

                                    Portfolio of Investments--September 30, 2007


INTERNATIONAL INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                             VALUE
UNITED KINGDOM (continued)
     29,705  NATIONAL GRID PLC (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT)  $      476,486
      2,553  NEXT PLC (APPAREL & ACCESSORY STORES)                                                                       102,588
     57,312  OLD MUTUAL PLC (INSURANCE CARRIERS)                                                                         187,968
      8,834  PEARSON PLC (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                                                      136,913
      3,184  PERSIMMON PLC (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                               62,799
      4,849  PREMIER FARNELL PLC (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
             EQUIPMENT)                                                                                                   15,700
      1,532  PROVIDENT FINANCIAL PLC (NON-DEPOSITORY CREDIT INSTITUTIONS)                                                 28,013
     27,044  PRUDENTIAL PLC (INSURANCE CARRIERS)                                                                         415,824
      3,060  PUNCH TAVERNS PLC (EATING & DRINKING PLACES)                                                                 61,731
      4,797  RANK GROUP PLC (MISCELLANEOUS MANUFACTURING INDUSTRIES)                                                      15,876
      6,688  RECKITT BENCKISER PLC (CHEMICALS & ALLIED PRODUCTS)                                                         392,993
     14,020  REED ELSEVIER PLC (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                                                177,272
     19,899  RENTOKIL INITIAL PLC (COMMUNICATIONS)                                                                        67,950
      7,673  RESOLUTION PLC (INSURANCE CARRIERS)                                                                         107,145
     14,179  REUTERS GROUP PLC (COMMUNICATIONS)                                                                          186,535
      6,735  REXAM PLC (STONE, CLAY, GLASS & CONCRETE PRODUCTS)                                                           75,995
     11,101  RIO TINTO PLC (METAL MINING)                                                                                960,288
     19,881  ROLLS ROYCE GROUP PLC (AEROSPACE, DEFENSE)                                                                  212,534
    103,731  ROYAL BANK OF SCOTLAND GROUP PLC (DEPOSITORY INSTITUTIONS)                                                1,114,223
      4,946  ROYAL DUTCH SHELL PLC CLASS A (OIL & GAS EXTRACTION)                                                        204,110
     30,262  ROYAL DUTCH SHELL PLC CLASS B (OIL & GAS EXTRACTION)                                                      1,245,747
      9,938  SABMILLER PLC (EATING & DRINKING PLACES)                                                                    283,037
     14,956  SAGE GROUP PLC (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                      76,270
      1,271  SCHRODERS PLC (HOLDING & OTHER INVESTMENT OFFICES)                                                           36,068
      9,003  SCOTTISH & NEWCASTLE PLC (FOOD & KINDRED PRODUCTS)                                                          112,639
      9,504  SCOTTISH & SOUTHERN ENERGY PLC (ELECTRIC, GAS & SANITARY SERVICES)                                          293,816
      5,052  SEGRO PLC (REAL ESTATE)                                                                                      51,630
      5,538  SERCO GROUP PLC (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                                                   47,022
      2,571  SEVERN TRENT PLC (ELECTRIC, GAS & SANITARY SERVICES)                                                         74,170
     19,428  SIGNET GROUP PLC (APPAREL & ACCESSORY STORES)                                                                33,290
     10,605  SMITH & NEPHEW PLC (CHEMICALS & ALLIED PRODUCTS)                                                            129,644
      4,247  SMITHS GROUP PLC (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
             EQUIPMENT)                                                                                                   92,896
      2,115  SSL INTERNATIONAL PLC (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL &
             OPTICAL)                                                                                                     18,391
      5,933  STAGECOACH GROUP PLC (TRANSPORTATION SERVICES)                                                               27,585
     23,099  STANDARD LIFE PLC (INSURANCE AGENTS, BROKERS & SERVICE)                                                     136,346
      5,657  TATE & LYLE PLC (FOOD & KINDRED PRODUCTS)                                                                    46,586
     12,568  TAYLOR WOODROW PLC (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                          70,907
     87,129  TESCO PLC (FOOD & KINDRED PRODUCTS)                                                                         783,031
      5,502  THOMAS COOK GROUP PLC (TRANSPORTATION SERVICES)+                                                             31,351
      9,500  TOMKINS PLC (BUSINESS SERVICES)                                                                              44,170
      1,351  TRAVIS PERKINS PLC (BUSINESS SERVICES)                                                                       42,678
      3,378  TRINITY MIRROR PLC (COMMUNICATIONS)                                                                          28,475
      5,841  TUI TRAVEL PLC (HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES)+                                         30,116
      2,052  TULLETT PREBON PLC (INVESTMENTS & MISCELLANEOUS FINANCIAL SERVICES)                                          18,116
     14,448  UNILEVER PLC (FOOD & KINDRED PRODUCTS)                                                                      456,705
      2,945  UNITED BUSINESS MEDIA PLC (COMMUNICATIONS)                                                                   41,726
      9,580  UNITED UTILITIES PLC (ELECTRIC, GAS & SANITARY SERVICES)                                                    137,204
    596,386  VODAFONE GROUP PLC (COMMUNICATIONS)                                                                       2,153,656
      2,266  WHITBREAD PLC (EATING & DRINKING PLACES)                                                                     75,200
      4,093  WILLIAM HILL PLC (AMUSEMENT & RECREATION SERVICES)                                                           53,888
      7,230  WOLSELEY PLC (WHOLESALE TRADE NON-DURABLE GOODS)                                                            122,260
     12,911  WPP GROUP PLC (BUSINESS SERVICES)                                                                           174,879
      6,752  XSTRATA PLC (DIVERSIFIED MINING)                                                                            448,144
      8,656  YELL GROUP PLC (COMMUNICATIONS)                                                                              75,976

                                                                                                                      33,856,028
                                                                                                                  --------------

Portfolio of Investments--September 30, 2007

                                     Wells Fargo Advantage Master Portfolios 189


INTERNATIONAL INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                             VALUE
TOTAL COMMON STOCKS (COST $97,734,943)                                                                            $  156,824,341
                                                                                                                  --------------

RIGHTS: 0.06%
     20,346  ABN-AMRO HOLDINGS NV RIGHTS+(a)                                                                                   0
     18,744  CAPITALIA RIGHTS+(a)                                                                                              0
     13,651  FORTIS RIGHTS+                                                                                               72,412
      1,285  NEWCREST MINING RIGHTS+(a)                                                                                   12,769
        239  OMEGA PHARMA SA RIGHTS+(a)                                                                                        0
        860  SONAE BONUS RIGHTS+                                                                                           9,663
        812  WIENERBERGER RIGHTS+(a)                                                                                           0

TOTAL RIGHTS (COST $60,693)                                                                                               94,844
                                                                                                                  --------------

WARRANTS: 0.00%
      4,000  DOWA MINING WARRANTS+                                                                                         2,449

TOTAL WARRANTS (COST $0)                                                                                                   2,449
                                                                                                                  --------------

PREFERRED STOCKS: 0.10%
        210  ITO EN LIMITED PREFERRED                                                                                      4,178
      1,159  VOLKSWAGEN AG PREFERRED (TRANSPORTATION EQUIPMENT)                                                          159,483

TOTAL PREFERRED STOCKS (COST $38,056)                                                                                    163,661
                                                                                                                  --------------

COLLATERAL FOR SECURITIES LENDING: 3.75%

COLLATERAL INVESTED IN MONEY MARKET FUNDS: 3.75%
  6,004,813  BANK OF NEW YORK INSTITUTIONAL CASH RESERVE FUND                                                          6,004,813
                                                                                                                  --------------

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $6,004,813)                                                              6,004,813
                                                                                                                  --------------

SHORT-TERM INVESTMENTS: 0.49%
    787,089  WELLS FARGO ADVANTAGE MONEY MARKET TRUST~+++                                                                787,089
                                                                                                                  --------------

TOTAL SHORT-TERM INVESTMENTS (COST $787,089)                                                                             787,089
                                                                                                                  --------------

TOTAL INVESTMENTS IN SECURITIES
(COST $104,625,594)*                                                     102.40%                                  $  163,877,197
OTHER ASSETS AND LIABILITIES, NET                                         (2.40)                                      (3,841,051)
                                                                         ------                                   --------------
TOTAL NET ASSETS                                                         100.00%                                  $  160,036,146
                                                                         ------                                   --------------

--------------------------------------------------------------------------------
  +   Non-income earning securities.

(a) Security fair valued in accordance with the procedures approved by the Board of Trustees.

  ~ This Wells Fargo Advantage Fund invests cash balances that it retains for liquidity purposes in a Wells Fargo Advantage Money Market Fund. The fund does not pay an investment advisory fee for such investments.

+++   Security of an affiliate of the fund with a cost of $787,089.

 <<   All or a portion of this security is on loan. (See Note 2)

  * Cost for federal income tax purposes is $105,082,995 and net unrealized appreciation (depreciation) consists of:

      Gross unrealized appreciation                                 $60,542,229
      Gross unrealized depreciation                                  (1,748,027)
                                                                    -----------
      Net unrealized appreciation (depreciation)                    $58,794,202

      The accompanying notes are an integral part of these financial statements.

190 Wells Fargo Advantage Master Portfolios

                                    Portfolio of Investments--September 30, 2007


INTERNATIONAL VALUE PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                            VALUE
COMMON STOCKS: 95.36%

AUSTRALIA: 4.53%
    448,500  AWB LIMITED (AGRICULTURAL SERVICES)<<                                                                $      979,023
    309,000  BLUESCOPE STEEL LIMITED (MISCELLANEOUS MANUFACTURING INDUSTRIES)<<                                        2,947,558
    269,800  BORAL LIMITED (STONE, CLAY, GLASS & CONCRETE PRODUCTS)                                                    1,721,338
     66,600  COMMONWEALTH BANK OF AUSTRALIA (DEPOSITORY INSTITUTIONS)                                                  3,332,512
    228,400  CSR LIMITED (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                                630,307
    419,100  PERILYA LIMITED (METAL MINING)                                                                            1,483,836
  1,067,200  QANTAS AIRWAYS (TRANSPORTATION BY AIR)                                                                    5,284,154
    127,900  SANTOS LIMITED (OIL & GAS EXTRACTION)                                                                     1,708,058
    561,900  TELSTRA CORPORATION LIMITED (COMMUNICATIONS)                                                              2,173,907

                                                                                                                      20,260,693
                                                                                                                  --------------
AUSTRIA: 0.94%
     48,700  VOESTALPINE AG (FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT)                   4,208,273
                                                                                                                  --------------
BELGIUM: 0.71%
      7,700  DEXIA SA (DEPOSITORY INSTITUTIONS)                                                                          233,210
     99,600  FORTIS (DEPOSITORY INSTITUTIONS)+                                                                         2,932,795

                                                                                                                       3,166,005
                                                                                                                  --------------
DENMARK: 1.15%
     44,400  DANSKE BANK A/S (DEPOSITORY INSTITUTIONS)                                                                 1,802,617
    122,400  H. LUNDBECK A/S (CHEMICALS & ALLIED PRODUCTS)                                                             3,324,624

                                                                                                                       5,127,241
                                                                                                                  --------------
FINLAND: 1.22%
      8,860  KEMIRA GROWHOW OYJ (CHEMICALS & ALLIED PRODUCTS)                                                            151,733
     56,700  KEMIRA OYJ (CHEMICALS & ALLIED PRODUCTS)                                                                  1,324,339
     51,800  RAUTARUUKKI OYJ (PRIMARY METAL INDUSTRIES)                                                                3,138,476
     38,100  TIETOENATOR OYJ (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                    855,130

                                                                                                                       5,469,678
                                                                                                                  --------------
FRANCE: 9.33%
        730  ARKEMA (OIL & GAS EXTRACTION)+                                                                               44,458
     76,300  BNP PARIBAS SA (DEPOSITORY INSTITUTIONS)                                                                  8,349,273
      7,600  CNP ASSURANCES (INSURANCE AGENTS, BROKERS & SERVICE)                                                        972,203
     32,800  COMPAGNIE DE SAINT-GOBAIN (STONE, CLAY, GLASS & CONCRETE PRODUCTS)                                        3,423,166
     17,400  COMPAGNIE GENERALE DES ETABLISSEMENTS MICHELIN (RUBBER & MISCELLANEOUS PLASTICS PRODUCTS)                 2,339,221
     74,700  CREDIT AGRICOLE SA (DEPOSITORY INSTITUTIONS)                                                              2,881,312
     21,200  PEUGEOT SA (AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS)                                               1,749,713
     20,200  RALLYE SA (GENERAL MERCHANDISE STORES)<<                                                                  1,440,203
     21,400  RENAULT SA (TRANSPORTATION EQUIPMENT)                                                                     3,100,954
     72,700  SANOFI-AVENTIS SA (CHEMICALS & ALLIED PRODUCTS)                                                           6,155,693
      4,300  SCOR SE (INSURANCE AGENTS, BROKERS & SERVICE)+                                                              115,418
     17,600  SOCIETE GENERALE (DEPOSITORY INSTITUTIONS)                                                                2,953,369
     45,800  TOTAL SA (OIL & GAS EXTRACTION)                                                                           3,723,875
     28,844  VALEO SA (TRANSPORTATION EQUIPMENT)                                                                       1,604,889
     68,000  VIVENDI UNIVERSAL SA (COMMUNICATIONS)                                                                     2,870,139

                                                                                                                      41,723,886
                                                                                                                  --------------
GERMANY: 9.67%
      2,825  ALLIANZ SE (INSURANCE CARRIERS)                                                                             660,035
      8,100  ALTANA AG (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL)                 195,197
     60,800  BASF AG (CHEMICALS & ALLIED PRODUCTS)                                                                     8,409,645

Portfolio of Investments--September 30, 2007

                                     Wells Fargo Advantage Master Portfolios 191


INTERNATIONAL VALUE PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                            VALUE
GERMANY (continued)
     72,500  BAYERISCHE MOTOREN WERKE AG (AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS)                         $    4,675,919
     39,000  DAIMLERCHRYSLER AG (TRANSPORTATION EQUIPMENT)                                                             3,928,418
     47,500  DEUTSCHE BANK AG (DEPOSITORY INSTITUTIONS)                                                                6,121,647
     95,000  DEUTSCHE LUFTHANSA AG (TRANSPORTATION BY AIR)                                                             2,732,322
     31,000  HANNOVER RUECKVERSICHERUNG AG (INSURANCE CARRIERS)                                                        1,572,787
     64,000  HEIDELBERGER DRUCKMASCHINEN AG (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                                 2,799,869
     19,000  MUENCHENER RUECKVERSICHERUNGS GESELLSCHAFT AG (INSURANCE CARRIERS)                                        3,651,314
    110,800  THYSSENKRUPP AG (PRIMARY METAL INDUSTRIES)                                                                7,056,037
     53,300  TUI AG (TRANSPORTATION BY AIR)<<                                                                          1,431,893

                                                                                                                      43,235,083
                                                                                                                  --------------
GREECE: 0.21%
     10,300  DRYSHIPS INCORPORATED (WATER TRANSPORTATION)                                                                935,755
                                                                                                                  --------------
HONG KONG: 3.20%
  1,133,000  CATHAY PACIFIC AIRWAYS LIMITED (TRANSPORTATION BY AIR)<<                                                  3,097,082
    511,000  CITIC PACIFIC LIMITED (MISCELLANEOUS RETAIL)                                                              3,260,366
    853,000  HONGKONG ELECTRIC HOLDINGS (ELECTRIC, GAS & SANITARY SERVICES)                                            4,432,964
    371,500  ORIENT OVERSEAS INTERNATIONAL LIMITED (WATER TRANSPORTATION)                                              3,533,954

                                                                                                                      14,324,366
                                                                                                                  --------------
IRELAND: 0.75%
     79,300  ALLIED IRISH BANKS PLC (DEPOSITORY INSTITUTIONS)                                                          1,922,315
     64,700  IRISH LIFE & PERMANENT PLC (NON-DEPOSITORY CREDIT INSTITUTIONS)                                           1,434,620

                                                                                                                       3,356,935
                                                                                                                  --------------
ITALY: 4.08%
    167,100  ENI SPA (PETROLEUM REFINING & RELATED INDUSTRIES)                                                         6,192,772
    206,700  FIAT SPA (TRANSPORTATION EQUIPMENT)                                                                       6,251,489
    175,000  INTESA SANPAOLO (DEPOSITORY INSTITUTIONS)                                                                 1,351,260
    166,200  UNIONE DI BANCHE ITALIANE SCPA (DEPOSITORY INSTITUTIONS)                                                  4,467,296

                                                                                                                      18,262,817
                                                                                                                  --------------
JAPAN: 19.30%
     24,200  ACOM COMPANY LIMITED (NON-DEPOSITORY CREDIT INSTITUTIONS)<<                                                 539,346
     96,400  ALPS ELECTRIC COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
             COMPUTER EQUIPMENT)                                                                                       1,159,838
        200  ASAHI BREWERIES LIMITED (FOOD & KINDRED PRODUCTS)                                                             3,047
    244,000  ASAHI KASEI CORPORATION (CHEMICALS & ALLIED PRODUCTS)                                                     1,971,288
    180,000  CALSONIC KANSEI CORPORATION (TRANSPORTATION EQUIPMENT)<<                                                    703,609
    315,000  CENTRAL GLASS COMPANY LIMITED (BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS)         1,587,820
    569,000  COSMO OIL COMPANY LIMITED (OIL & GAS EXTRACTION)                                                          2,714,595
    294,900  DENKI KAGAKU KOGYO KABUSHIKI KAISHA (CHEMICALS & ALLIED PRODUCTS)                                         1,655,948
     83,400  FAMILYMART COMPANY LIMITED (GENERAL MERCHANDISE STORES)                                                   2,174,579
    350,000  FUJI HEAVY INDUSTRIES LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                    1,538,763
     61,400  HITACHI CAPITAL CORPORATION (NON-DEPOSITORY CREDIT INSTITUTIONS)                                            772,411
     22,100  HITACHI MAXELL LIMITED (MISCELLANEOUS MANUFACTURING INDUSTRIES)                                             238,576
     63,400  HOKKAIDO ELECTRIC POWER COMPANY INCORPORATED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT &
             COMPONENTS, EXCEPT COMPUTER EQUIPMENT)                                                                    1,371,601
    101,800  HONDA MOTOR COMPANY LIMITED (TRANSPORTATION EQUIPMENT)                                                    3,420,955
     77,800  KANSAI ELECTRIC POWER COMPANY INCORPORATED (ELECTRIC, GAS & SANITARY SERVICES)                            1,777,957
    391,000  MARUBENI CORPORATION (BUSINESS SERVICES)                                                                  3,587,812
    147,000  MATSUSHITA ELECTRIC INDUSTRIAL COMPANY LIMITED (HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES)           2,757,890
    237,000  MITSUBISHI CHEMICAL HOLDINGS CORPORATION (CHEMICALS & ALLIED PRODUCTS)                                    2,063,292
     80,800  MITSUBISHI CORPORATION (BUSINESS SERVICES)                                                                2,560,501
     97,000  MITSUI & COMPANY LIMITED (WHOLESALE TRADE-DURABLE GOODS)                                                  2,356,070

192 Wells Fargo Advantage Master Portfolios

                                    Portfolio of Investments--September 30, 2007


INTERNATIONAL VALUE PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                            VALUE
JAPAN (continued)
     55,500  NIFCO INCORPORATED (RUBBER & MISCELLANEOUS PLASTICS PRODUCTS)                                        $    1,328,734
    406,500  NIPPON MINING HOLDINGS INCORPORATED (OIL & GAS EXTRACTION)                                                4,083,933
    368,000  NIPPON OIL CORPORATION (OIL & GAS EXTRACTION)                                                             3,418,413
        500  NIPPON PAPER GROUP INCORPORATED (PAPER & ALLIED PRODUCTS)                                                 1,545,292
     82,000  NIPPON STEEL CORPORATION (PRIMARY METAL INDUSTRIES)                                                         590,380
        900  NIPPON TELEGRAPH & TELEPHONE CORPORATION (COMMUNICATIONS)                                                 4,207,548
    289,600  NISSAN MOTOR COMPANY LIMITED (AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS)                             2,901,925
    214,600  NOMURA HOLDINGS INCORPORATED (SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES)                3,598,308
      3,300  NTT DOCOMO INCORPORATED (COMMUNICATIONS)                                                                  4,711,618
    191,000  OJI PAPER COMPANY LIMITED (PAPER & ALLIED PRODUCTS)                                                         924,529
     45,700  PROMISE COMPANY LIMITED (NON-DEPOSITORY CREDIT INSTITUTIONS)<<                                            1,114,003
     82,000  RICOH COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
             EQUIPMENT)                                                                                                1,734,732
     40,000  RYOSAN COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
             EQUIPMENT)                                                                                                1,001,175
     53,000  SANKYO COMPANY LIMITED (WHOLESALE TRADE NON-DURABLE GOODS)                                                2,145,562
     27,300  SANTEN PHARMACEUTICAL COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)                                         683,302
     20,500  SEIKO EPSON CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
             EQUIPMENT)                                                                                                  507,748
     94,500  SHOWA SHELL SEKIYU KK (OIL & GAS EXTRACTION)                                                              1,215,135
    177,000  SUMITOMO BAKELITE COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)                                           1,018,561
    181,500  SUMITOMO CORPORATION (SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES)                        3,507,857
    123,000  SUMITOMO TRUST & BANKING COMPANY LIMITED (DEPOSITORY INSTITUTIONS)                                          930,545
     21,400  TAKEFUJI CORPORATION (HOLDING & OTHER INVESTMENT OFFICES)<<                                                 424,777
    122,000  TANABE SEIYAKU COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)                                              1,540,069
     22,900  TOKYO ELECTRIC POWER COMPANY INCORPORATED (ELECTRIC, GAS & SANITARY SERVICES)                               578,157
    101,000  TOPPAN PRINTING COMPANY LIMITED (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                                1,040,204
    234,000  TOSHIBA TEC CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
             EQUIPMENT)                                                                                                1,446,394
     87,000  TOYOTA MOTOR CORPORATION (AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS)                                 5,135,246

                                                                                                                      86,290,045
                                                                                                                  --------------
NETHERLANDS: 3.50%
    312,700  AEGON NV (INSURANCE CARRIERS)                                                                             5,988,337
    137,300  ING GROEP NV (FINANCIAL SERVICES)                                                                         6,094,695
     91,700  KONINKLIJKE (ROYAL) KPN NV (COMMUNICATIONS)                                                               1,591,337
     47,800  ROYAL DUTCH SHELL PLC CLASS A (PETROLEUM REFINING & RELATED INDUSTRIES)                                   1,973,917

                                                                                                                      15,648,286
                                                                                                                  --------------
NORWAY: 1.50%
    170,500  CERMAQ ASA (FOOD & KINDRED PRODUCTS)                                                                      3,162,532
     50,000  DNB NOR ASA (DEPOSITORY INSTITUTIONS)                                                                       766,984
     63,600  NORSK HYDRO ASA (OIL & GAS EXTRACTION)                                                                    2,766,371

                                                                                                                       6,695,887
                                                                                                                  --------------
PORTUGAL: 0.36%
    385,000  BANCO COMERCIAL PORTUGUES SA (DEPOSITORY INSTITUTIONS)                                                    1,597,556
                                                                                                                  --------------
SINGAPORE: 1.17%
    606,490  MOBILONE LIMITED (COMMUNICATIONS)                                                                           836,961
    787,000  NEPTUNE ORIENT LINES LIMITED (WATER TRANSPORTATION)                                                       2,807,876
    126,000  SINGAPORE AIRLINES LIMITED (TRANSPORTATION BY AIR)+                                                       1,611,579

                                                                                                                       5,256,416
                                                                                                                  --------------
SPAIN: 3.13%
     75,800  BANCO BILBAO VIZCAYA ARGENTARIA SA (DEPOSITORY INSTITUTIONS)<<                                            1,776,942
    327,000  BANCO SANTANDER CENTRAL HISPANO SA (DEPOSITORY INSTITUTIONS)                                              6,355,445
    152,400  REPSOL YPF SA (OIL & GAS EXTRACTION)                                                                      5,443,711
     14,400  TELEFONICA SA (COMMUNICATIONS)                                                                              403,074

                                                                                                                      13,979,172
                                                                                                                  --------------

Portfolio of Investments--September 30, 2007

                                     Wells Fargo Advantage Master Portfolios 193


INTERNATIONAL VALUE PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                            VALUE
SWEDEN: 3.14%
     87,600  ELECTROLUX AB CLASS B (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
             EQUIPMENT)                                                                                           $    1,855,558
    270,600  NORDEA AB (DEPOSITORY INSTITUTIONS)                                                                       4,715,690
     70,500  SVENSKA HANDELSBANKEN AB CLASS A (DEPOSITORY INSTITUTIONS)                                                2,188,048
     22,200  SWEDBANK AB (DEPOSITORY INSTITUTIONS)                                                                       742,400
    262,000  VOLVO AB CLASS B (TRANSPORTATION EQUIPMENT)                                                               4,563,787

                                                                                                                      14,065,483
                                                                                                                  --------------
SWITZERLAND: 5.72%
     37,700  BALOISE HOLDING AG (INSURANCE AGENTS, BROKERS & SERVICE)                                                  3,814,524
     26,300  CIBA SPECIALTY CHEMICALS AG (CHEMICALS & ALLIED PRODUCTS)                                                 1,340,696
    112,200  CREDIT SUISSE GROUP (NON-DEPOSITORY CREDIT INSTITUTIONS)                                                  7,449,482
      3,700  GEORG FISCHER AG (TRANSPORTATION EQUIPMENT)+                                                              2,547,176
      3,700  RIETER HOLDING AG (CHEMICALS & ALLIED PRODUCTS)                                                           2,002,147
      9,000  SWISSCOM AG (COMMUNICATIONS)                                                                              3,422,590
     27,200  UBS AG (SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES)                                      1,462,504
      2,000  VALORA HOLDING AG (GENERAL MERCHANDISE STORES)                                                              400,086
      5,484  VERWALTUNGS-UND PRIVAT-BANK AG (DEPOSITORY INSTITUTIONS)                                                  1,328,313
      6,000  ZURICH FINANCIAL SERVICES AG (FINANCIAL SERVICES)                                                         1,799,871

                                                                                                                      25,567,389
                                                                                                                  --------------
UNITED KINGDOM: 21.75%
    175,800  ALLIANCE & LEICESTER PLC (DEPOSITORY INSTITUTIONS)                                                        2,848,711
    125,100  ASTRAZENECA PLC (CHEMICALS & ALLIED PRODUCTS)                                                             6,268,310
    114,500  AVIVA PLC (INSURANCE CARRIERS)                                                                            1,724,200
    539,900  BARCLAYS PLC (DEPOSITORY INSTITUTIONS)                                                                    6,578,085
     89,600  BARRATT DEVELOPMENTS PLC (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                 1,371,242
    637,900  BP PLC (OIL & GAS EXTRACTION)                                                                             7,406,667
    257,000  BRADFORD & BINGLEY PLC (NON-DEPOSITORY CREDIT INSTITUTIONS)                                               1,593,236
    332,100  BRIT INSURANCE HOLDINGS PLC (INSURANCE CARRIERS)                                                          2,320,406
  1,016,100  BT GROUP PLC (COMMUNICATIONS)                                                                             6,382,329
    390,000  DS SMITH PLC (PAPER & ALLIED PRODUCTS)                                                                    1,490,149
  1,057,400  DSG INTERNATIONAL PLC (GENERAL MERCHANDISE STORES)                                                        2,920,636
    414,000  GKN PLC (TRANSPORTATION EQUIPMENT)                                                                        2,998,527
     85,100  GLAXOSMITHKLINE PLC (CHEMICALS & ALLIED PRODUCTS)                                                         2,258,260
    298,900  HBOS PLC (DEPOSITORY INSTITUTIONS)                                                                        5,592,603
    234,300  HSBC HOLDINGS PLC (DEPOSITORY INSTITUTIONS)                                                               4,335,959
    172,200  JJB SPORTS PLC (APPAREL & ACCESSORY STORES)                                                                 542,573
    593,200  LLOYDS TSB GROUP PLC (DEPOSITORY INSTITUTIONS)                                                            6,584,234
    237,100  NORTHERN FOODS PLC (FOOD & KINDRED PRODUCTS)                                                                474,190
  1,123,200  OLD MUTUAL PLC (INSURANCE CARRIERS)                                                                       3,683,791
    315,100  PREMIER FOODS PLC (WHOLESALE TRADE-DURABLE GOODS)                                                         1,437,665
    962,500  ROYAL & SUN ALLIANCE INSURANCE GROUP PLC (INSURANCE CARRIERS)                                             3,042,521
    255,100  ROYAL BANK OF SCOTLAND GROUP PLC (DEPOSITORY INSTITUTIONS)                                                2,740,149
    264,000  ROYAL DUTCH SHELL PLC CLASS B (OIL & GAS EXTRACTION)                                                     10,867,668
     97,800  TATE & LYLE PLC (FOOD & KINDRED PRODUCTS)                                                                   805,395
    212,947  TAYLOR WOODROW PLC (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                       1,201,408
  2,709,400  VODAFONE GROUP PLC (COMMUNICATIONS)                                                                       9,784,128

                                                                                                                      97,253,042
                                                                                                                  --------------

TOTAL COMMON STOCKS (COST $345,669,099)                                                                              426,424,008
                                                                                                                  --------------
RIGHTS: 0.00%
     20,440  CITIC PACIFIC RIGHTS+                                                                                        15,460

TOTAL RIGHTS (COST $0)                                                                                                    15,460
                                                                                                                  --------------

194 Wells Fargo Advantage Master Portfolios

                                    Portfolio of Investments--September 30, 2007


INTERNATIONAL VALUE PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                            VALUE
COLLATERAL FOR SECURITIES LENDING: 2.24%

COLLATERAL INVESTED IN MONEY MARKET FUNDS: 2.24%

 10,001,020  BANK OF NEW YORK INSTITUTIONAL CASH RESERVE FUND                                                     $   10,001,020
                                                                                                                  --------------

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $10,001,020)                                                            10,001,020
                                                                                                                  --------------
SHORT-TERM INVESTMENTS: 1.80%
  8,040,860  WELLS FARGO ADVANTAGE MONEY MARKET TRUST~++                                                               8,040,860
                                                                                                                  --------------

TOTAL SHORT-TERM INVESTMENTS (COST $8,040,860)                                                                         8,040,860
                                                                                                                  --------------
TOTAL INVESTMENTS IN SECURITIES
(COST $363,710,979)*                                              99.40%                                          $  444,481,348

OTHER ASSETS AND LIABILITIES, NET                                  0.60                                                2,694,140
                                                                 ------                                           --------------

TOTAL NET ASSETS                                                 100.00%                                          $  447,175,488
                                                                 ------                                           --------------

--------------------------------------------------------------------------------
<<    All or a portion of this security is on loan. (See Note 2)

+     Non-income earning securities.

~ This Wells Fargo Advantage Fund invests cash balances that it retains for liquidity purposes in a Wells Fargo Advantage Money Market Fund. The fund does not pay an investment advisory fee for such investments.

+++   Security of an affiliate of the fund with a cost of $8,040,860.

* Cost for federal income tax purposes is $363,834,382 and net unrealized appreciation (depreciation) consists of:

      Gross unrealized appreciation                        $90,184,121
      Gross unrealized depreciation                         (9,537,155)
                                                           -----------
      Net unrealized appreciation (depreciation)           $80,646,966

      The accompanying notes are an integral part of these financial statements.

Portfolio of Investments--September 30, 2007

                                     Wells Fargo Advantage Master Portfolios 195


LARGE CAP APPRECIATION PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                            VALUE
COMMON STOCKS: 98.77%

APPAREL & ACCESSORY STORES: 1.02%
     38,940  NORDSTROM INCORPORATED                                                                               $    1,825,897
                                                                                                                  --------------
BIOPHARMACEUTICALS: 1.26%
     55,020  GILEAD SCIENCES INCORPORATED+                                                                             2,248,667
                                                                                                                  --------------
BUSINESS SERVICES: 9.56%
     48,890  ADOBE SYSTEMS INCORPORATED+                                                                               2,134,537
     44,870  AUTODESK INCORPORATED+                                                                                    2,242,154
     62,630  BMC SOFTWARE INCORPORATED+<<                                                                              1,955,935
     58,320  EBAY INCORPORATED+                                                                                        2,275,646
     14,020  MASTERCARD INCORPORATED CLASS A<<                                                                         2,074,539
     79,990  MICROSOFT CORPORATION                                                                                     2,356,505
     37,810  OMNICOM GROUP INCORPORATED                                                                                1,818,283
    104,260  ORACLE CORPORATION+                                                                                       2,257,229

                                                                                                                      17,114,828
                                                                                                                  --------------
CHEMICALS & ALLIED PRODUCTS: 5.13%
     30,800  BIOGEN IDEC INCORPORATED+                                                                                 2,042,964
     68,570  BRISTOL-MYERS SQUIBB COMPANY                                                                              1,976,187
     35,210  MONSANTO COMPANY                                                                                          3,018,905
     67,680  SCHERING-PLOUGH CORPORATION                                                                               2,140,718

                                                                                                                       9,178,774
                                                                                                                  --------------
COMMUNICATIONS: 1.21%
     51,380  AT&T INCORPORATED                                                                                         2,173,888
                                                                                                                  --------------
E-COMMERCE/SERVICES: 1.42%
     27,370  AMAZON.COM INCORPORATED+                                                                                  2,549,516
                                                                                                                  --------------
EATING & DRINKING PLACES: 1.15%
     37,890  MCDONALD'S CORPORATION                                                                                    2,063,868
                                                                                                                  --------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT: 11.18%
     73,030  CISCO SYSTEMS INCORPORATED+                                                                               2,418,023
     45,990  COOPER INDUSTRIES LIMITED CLASS A                                                                         2,349,629
     45,380  EMERSON ELECTRIC COMPANY                                                                                  2,415,124
     37,590  HARRIS CORPORATION                                                                                        2,172,326
     33,820  MEMC ELECTRONIC MATERIALS INCORPORATED+                                                                   1,990,645
     73,020  NATIONAL SEMICONDUCTOR CORPORATION                                                                        1,980,302
     68,400  NVIDIA CORPORATION+                                                                                       2,478,816
     52,530  QUALCOMM INCORPORATED                                                                                     2,219,918
     54,560  TEXAS INSTRUMENTS INCORPORATED                                                                            1,996,350

                                                                                                                      20,021,133
                                                                                                                  --------------
ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES: 2.43%
     48,260  ACCENTURE LIMITED CLASS A                                                                                 1,942,465
     31,960  JACOBS ENGINEERING GROUP INCORPORATED+<<                                                                  2,415,537

                                                                                                                       4,358,002
                                                                                                                  --------------
FOOD & KINDRED PRODUCTS: 2.23%
     67,330  CONAGRA FOODS INCORPORATED                                                                                1,759,333
     38,720  THE COCA-COLA COMPANY                                                                                     2,225,238

                                                                                                                       3,984,571
                                                                                                                  --------------

196 Wells Fargo Advantage Master Portfolios

                                    Portfolio of Investments--September 30, 2007


LARGE CAP APPRECIATION PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                            VALUE
HEAVY CONSTRUCTION OTHER THAN BUILDING CONSTRUCTION CONTRACTS: 1.25%
     41,460  MCDERMOTT INTERNATIONAL INCORPORATED+                                                                $    2,242,157
                                                                                                                  --------------
HOLDING & OTHER INVESTMENT OFFICES: 1.30%
     80,350  DISCOVERY HOLDING COMPANY CLASS A+                                                                        2,318,098
                                                                                                                  --------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT: 15.10%
     24,220  3M COMPANY                                                                                                2,266,508
     23,480  APPLE INCORPORATED+                                                                                       3,605,119
    101,690  APPLIED MATERIALS INCORPORATED                                                                            2,104,983
     17,660  DEERE & COMPANY                                                                                           2,621,097
     73,620  DELL INCORPORATED+                                                                                        2,031,912
    135,350  EMC CORPORATION                                                                                           2,815,280
     59,190  HEWLETT-PACKARD COMPANY                                                                                   2,947,070
     21,030  INTERNATIONAL BUSINESS MACHINES CORPORATION<<                                                             2,477,334
     15,470  NATIONAL OILWELL VARCO INCORPORATED+                                                                      2,235,415
     20,360  PARKER HANNIFIN CORPORATION<<                                                                             2,276,859
     18,520  TEREX CORPORATION+                                                                                        1,648,650

                                                                                                                      27,030,227
                                                                                                                  --------------
INSURANCE CARRIERS: 8.86%
     40,380  AETNA INCORPORATED                                                                                        2,191,423
     27,320  AMERICAN INTERNATIONAL GROUP INCORPORATED                                                                 1,848,198
     33,660  CHUBB CORPORATION                                                                                         1,805,522
     18,980  EVEREST REINSURANCE GROUP LIMITED                                                                         2,092,355
     44,630  LOEWS CORPORATION                                                                                         2,157,861
     29,500  METLIFE INCORPORATED                                                                                      2,057,035
     19,060  PRUDENTIAL FINANCIAL INCORPORATED                                                                         1,859,875
     36,590  THE TRAVELERS COMPANIES INCORPORATED                                                                      1,841,941

                                                                                                                      15,854,210
                                                                                                                  --------------
LEATHER & LEATHER PRODUCTS: 1.12%
     42,590  COACH INCORPORATED+<<                                                                                     2,013,229
                                                                                                                  --------------
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS: 3.87%
     19,960  GARMIN LIMITED<<                                                                                          2,383,224
     37,400  RAYTHEON COMPANY                                                                                          2,386,868
     37,390  THERMO FISHER SCIENTIFIC INCORPORATED+                                                                    2,158,151

                                                                                                                       6,928,243
                                                                                                                  --------------
MEDICAL MANAGEMENT SERVICES: 1.33%
     26,380  MEDCO HEALTH SOLUTIONS INCORPORATED+<<                                                                    2,384,488
                                                                                                                  --------------
MEDICAL PRODUCTS: 2.38%
     39,670  BAXTER INTERNATIONAL INCORPORATED                                                                         2,232,628
     39,110  MERCK & COMPANY INCORPORATED                                                                              2,021,596

                                                                                                                       4,254,224
                                                                                                                  --------------
METAL MINING: 1.65%
     28,230  FREEPORT-MCMORAN COPPER & GOLD INCORPORATED CLASS B                                                       2,961,045
                                                                                                                  --------------
MOTION PICTURES: 1.13%
     58,880  WALT DISNEY COMPANY                                                                                       2,024,883
                                                                                                                  --------------
NON-DEPOSITORY CREDIT INSTITUTIONS: 1.05%
     31,710  AMERICAN EXPRESS COMPANY                                                                                  1,882,623
                                                                                                                  --------------

Portfolio of Investments--September 30, 2007

                                     Wells Fargo Advantage Master Portfolios 197


LARGE CAP APPRECIATION PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                            VALUE
OIL & GAS EXTRACTION: 4.28%
     34,790  OCCIDENTAL PETROLEUM CORPORATION                                                                     $    2,229,343
     25,440  SCHLUMBERGER LIMITED                                                                                      2,671,200
     24,490  TRANSOCEAN INCORPORATED+<<                                                                                2,768,595

                                                                                                                       7,669,138
                                                                                                                  --------------
PETROLEUM REFINING & RELATED INDUSTRIES: 4.69%
     25,110  CONOCOPHILLIPS                                                                                            2,203,905
     25,000  EXXON MOBIL CORPORATION                                                                                   2,314,000
     33,310  MARATHON OIL CORPORATION<<                                                                                1,899,336
     29,440  VALERO ENERGY CORPORATION                                                                                 1,977,779

                                                                                                                       8,395,020
                                                                                                                  --------------
PRIMARY METAL INDUSTRIES: 1.39%
     16,760  PRECISION CASTPARTS CORPORATION                                                                           2,480,145
                                                                                                                  --------------
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES: 3.58%
    101,730  CHARLES SCHWAB CORPORATION                                                                                2,197,368
      3,772  CME GROUP INCORPORATED                                                                                    2,215,484
     15,690  FRANKLIN RESOURCES INCORPORATED                                                                           2,000,475

                                                                                                                       6,413,327
                                                                                                                  --------------
STONE, CLAY, GLASS & CONCRETE PRODUCTS: 2.47%
     92,020  CORNING INCORPORATED                                                                                      2,268,293
     51,740  OWENS-ILLINOIS INCORPORATED+                                                                              2,144,623

                                                                                                                       4,412,916
                                                                                                                  --------------
TOBACCO PRODUCTS: 1.27%
     27,540  LOEWS CORPORATION - CAROLINA GROUP                                                                        2,264,614
                                                                                                                  --------------
TRANSPORTATION EQUIPMENT: 3.67%
     21,950  BOEING COMPANY                                                                                            2,304,531
     25,730  GENERAL DYNAMICS CORPORATION                                                                              2,173,413
     19,360  LOCKHEED MARTIN CORPORATION                                                                               2,100,366

                                                                                                                       6,578,310
                                                                                                                  --------------
TRANSPORTATION SERVICES: 0.63%
     20,640  C.H. ROBINSON WORLDWIDE INCORPORATED                                                                      1,120,546
                                                                                                                  --------------
WHOLESALE TRADE NON-DURABLE GOODS: 1.16%
     35,380  NIKE INCORPORATED CLASS B                                                                                 2,075,391
                                                                                                                  --------------

TOTAL COMMON STOCKS (COST $147,065,892)                                                                              176,821,978
                                                                                                                  --------------
COLLATERAL FOR SECURITIES LENDING: 12.18%

COLLATERAL INVESTED IN MONEY MARKET FUNDS: 0.53%
    352,391  AIM SHORT-TERM INVESTMENT COMPANY - LIQUID ASSETS PORTFOLIO                                                 352,391
    303,590  BLACKROCK TEMP FUND B #24 MONEY MARKET FUND                                                                 303,590
    303,590  SCUDDER DAILY ASSETS MONEY MARKET FUND                                                                      303,590

                                                                                                                         959,571
                                                                                                                  --------------

PRINCIPAL                                                                         INTEREST RATE   MATURITY DATE
COLLATERAL INVESTED IN OTHER ASSETS: 11.65%
$   242,872  ALPINE SECURITIZATION CORPORATION                                         5.30%        10/03/2007           242,801
     40,479  ATLANTIC ASSET SECURITIZATION CORPORATION++                               5.30         10/02/2007            40,473
    202,393  ATLANTIC ASSET SECURITIZATION CORPORATION                                 5.30         10/24/2007           201,715

198 Wells Fargo Advantage Master Portfolios

                                    Portfolio of Investments--September 30, 2007


LARGE CAP APPRECIATION PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL    SECURITY NAME                                                        INTEREST RATE   MATURITY DATE       VALUE
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$   101,197  ATLAS CAPITAL FUNDING CORPORATION SERIES MTN1+/-++                        5.03%        10/25/2007    $      101,198
    101,197  BANCO SANTANDER TOTTA LOAN+/-++                                           5.76         10/15/2008           101,183
    101,197  BANK OF IRELAND SERIES EXTC+/-++                                          5.35         10/14/2008           101,044
    141,675  BANK OF MONTREAL                                                          5.08         10/22/2007           141,655
    364,308  BARCLAYS REPURCHASE AGREEMENT - 102% COLLATERALIZED (MATURITY
             VALUE $364,472)                                                           5.40         10/01/2007           364,308
    141,675  BARTON CAPITAL CORPORATION                                                5.23         10/02/2007           141,654
    133,580  BARTON CAPITAL CORPORATION                                                5.24         10/15/2007           133,307
    110,191  BARTON CAPITAL CORPORATION                                                5.27         10/19/2007           109,902
    202,393  BEAR STEARNS & COMPANY INCORPORATED INTERNATIONAL REPURCHASE
             AGREEMENT - 102% COLLATERALIZED (MATURITY VALUE $202,482)                 5.30         10/01/2007           202,393
    566,701  BEAR STEARNS & COMPANY INCORPORATED REPURCHASE AGREEMENT - 102%
             COLLATERALIZED(MATURITY VALUE $566,954)                                   5.35         10/01/2007           566,701
     80,957  BNP PARIBAS+/-                                                            5.33         05/07/2008            80,900
     43,564  BNP PARIBAS REPURCHASE AGREEMENT - 102% COLLATERALIZED (MATURITY
             VALUE $43,583)                                                            5.29         10/01/2007            43,564
    607,180  BNP PARIBAS REPURCHASE AGREEMENT - 102% COLLATERALIZED (MATURITY
             VALUE $607,450)                                                           5.33         10/01/2007           607,180
    109,292  CAFCO LLC++                                                               5.20         10/02/2007           109,276
     60,718  CANCARA ASSET SECURITIZATION LIMITED++                                    5.19         10/17/2007            60,577
    137,627  CHARIOT FUNDING LLC                                                       5.18         10/18/2007           137,286
    141,675  CHARIOT FUNDING LLC++                                                     5.31         10/09/2007           141,510
    141,675  CHARIOT FUNDING LLC++                                                     5.37         10/04/2007           141,613
    263,111  CHEYNE FINANCE LLC+/-++^^                                                 4.98         02/25/2008           252,058
    202,393  CHEYNE FINANCE LLC+/-++^^                                                 5.29         05/19/2008           202,393
     40,479  CIT GROUP INCORPORATED+/-                                                 5.67         12/19/2007            40,261
     44,628  CIT GROUP INCORPORATED+/-                                                 5.73         11/23/2007            44,377
    691,100  CITIGROUP REPURCHASE AGREEMENT - 102% COLLATERALIZED (MATURITY
             VALUE $691,407)                                                           5.33         10/01/2007           691,100
     20,239  CLIPPER RECEIVABLES CORPORATION++                                         5.22         10/01/2007            20,239
     20,239  COMERICA BANK+/-                                                          5.82         02/08/2008            20,255
  1,292,722  CREDIT SUISSE FIRST BOSTON REPURCHASE AGREEMENT - 102%
             COLLATERALIZED (MATURITY VALUE $1,293,298)                                5.35         10/01/2007         1,292,722
    242,872  CULLINAN FINANCE CORPORATION+/-++                                         5.11         02/25/2008           242,872
    101,197  CULLINAN FINANCE CORPORATION+/-++                                         5.32         02/12/2008           101,190
    303,590  CULLINAN FINANCE CORPORATION+/-++                                         5.32         08/04/2008           303,523
    607,180  EBBETS FUNDING LLC++                                                      5.90         10/01/2007           607,180
    222,633  ERASMUS CAPITAL CORPORATION++                                             5.34         10/10/2007           222,341
     40,479  ERASMUS CAPITAL CORPORATION++                                             5.65         10/01/2007            40,479
    202,393  FAIRWAY FINANCE CORPORATION++                                             5.25         10/10/2007           202,128
    161,915  FAIRWAY FINANCE CORPORATION++                                             5.30         10/05/2007           161,821
    101,197  FALCON ASSET SECURITIZATION CORPORATION                                   5.35         11/06/2007           100,666
    404,787  FIVE FINANCE INCORPORATED+/-++                                            5.30         07/09/2008           404,483
    149,366  FOUNTAIN SQUARE COMMERCIAL FUNDING CORPORATION                            5.38         10/31/2007           148,714
    101,197  GALLEON CAPITAL LLC++                                                     5.25         10/02/2007           101,181
    165,962  GALLEON CAPITAL LLC++                                                     5.28         10/01/2007           165,962
    105,245  GALLEON CAPITAL LLC                                                       5.34         10/19/2007           104,969
     40,479  HARRIER FINANCE FUNDING LLC+/-                                            5.15         04/25/2008            40,479
    101,197  HARRIER FINANCE FUNDING LLC+/-++                                          5.31         01/11/2008           101,100
    202,393  HUDSON-THAMES LLC+/-++                                                    5.67         06/16/2008           202,571
    263,111  ING (USA) ANNUITY & LIFE INSURANCE COMPANY+/-                             5.82         08/16/2008           263,111
    101,197  INTESA BANK (IRELAND) PLC SERIES BKNT+/-++                                5.14         10/24/2008           101,119

Portfolio of Investments--September 30, 2007

                                     Wells Fargo Advantage Master Portfolios 199


LARGE CAP APPRECIATION PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL    SECURITY NAME                                                        INTEREST RATE   MATURITY DATE       VALUE
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$ 2,347,762  JPMORGAN CHASE SECURITIES CORPORATION REPURCHASE AGREEMENT - 102%
             COLLATERALIZED (MATURITY VALUE $2,348,809)                                5.35%        10/01/2007    $    2,347,762
    319,781  K2 (USA) LLC                                                              6.11         10/05/2007           319,596
    232,752  KESTREL FUNDING US LLC+/-++                                               5.10         02/25/2008           232,538
     40,479  KESTREL FUNDING US LLC+/-                                                 5.15         04/25/2008            40,479
     60,718  KESTREL FUNDING US LLC                                                    5.88         10/09/2007            60,647
    161,915  LIBERTY STREET FUNDING CORPORATION                                        5.28         10/01/2007           161,915
    202,393  LINKS FINANCE LLC+/-++                                                    5.32         08/15/2008           202,086
    271,207  LIQUID FUNDING LIMITED+/-++                                               5.34         11/13/2007           271,207
    299,542  LIQUID FUNDING LIMITED+/-++                                               5.70         06/11/2008           299,788
     85,410  METLIFE GLOBAL FUNDING I+/-++                                             5.43         10/05/2007            85,410
  1,321,672  MORGAN STANLEY REPURCHASE AGREEMENT - 102% COLLATERALIZED
             (MATURITY VALUE $1,322,259)                                               5.33         10/01/2007         1,321,672
     18,721  MORGAN STANLEY SERIES EXL+/-                                              5.83         10/14/2008            18,702
    355,301  NORTH SEA FUNDING LLC                                                     5.36         10/15/2007           354,577
    202,393  NORTH SEA FUNDING LLC++                                                   5.45         10/03/2007           202,335
    202,393  NORTHERN ROCK PLC+/-++SS.                                                 5.78         11/04/2008           201,545
     54,193  PERRY GLOBAL FUNDING LLC SERIES A                                         5.59         10/11/2007            54,114
    115,364  PREMIUM ASSET TRUST+/-++                                                  5.33         12/21/2007           115,388
    101,197  PREMIUM ASSET TRUST SERIES 06-B++                                         5.50         12/16/2007           101,197
     76,909  PYXIS MASTER TRUST SERIES 2007-3+/-++                                     5.51         11/27/2007            76,909
     16,374  RACERS TRUST SERIES 2004-6-MM+/-++                                        5.19         03/24/2008            16,354
    323,829  REGENCY MARKETS #1 LLC++                                                  5.21         10/12/2007           323,311
    153,819  REGENCY MARKETS #1 LLC++                                                  5.25         10/04/2007           153,751
     80,957  ROYAL BANK OF SCOTLAND GROUP PLC                                          5.55         10/05/2007            80,959
    287,398  SCALDIS CAPITAL LIMITED++                                                 5.26         10/04/2007           287,272
    279,303  SCALDIS CAPITAL LIMITED                                                   5.29         10/22/2007           278,448
    263,111  SEDNA FINANCE INCORPORATED                                                5.38         10/09/2007           262,803
    145,723  SEDNA FINANCE INCORPORATED+/-++                                           5.79         04/10/2008           145,630
     60,718  SHEFFIELD RECEIVABLES CORPORATION++                                       5.25         10/05/2007            60,683
    103,221  SHIPROCK FINANCE SERIES 2007-4A+/-++                                      5.82         04/11/2008           103,221
     78,933  SKANDINAVISKA ENSKILDA BANKEN AB (NEW YORK)+/-                            5.11         02/29/2008            78,920
    101,197  SKANDINAVISKA ENSKILDA BANKEN AB (NEW YORK)+/-                            5.70         02/04/2008           101,283
     80,957  SLM CORPORATION+/-++                                                      5.81         05/12/2008            80,247
    125,484  STANFIELD VICTORIA FUNDING LLC+/-++                                       5.36         04/03/2008           125,440
    202,393  STANFIELD VICTORIA FUNDING LLC+/-++                                       5.57         02/15/2008           202,414
    202,393  TANGO FINANCE CORPORATION                                                 5.37         10/04/2007           202,304
    246,920  THAMES ASSET GLOBAL SECURITIZATION #1 INCORPORATED++                      5.30         10/15/2007           246,416
     24,287  THAMES ASSET GLOBAL SECURITIZATION #1 INCORPORATED                        5.31         10/17/2007            24,231
     23,401  THE TRAVELERS INSURANCE COMPANY+/-                                        5.89         02/08/2008            23,400
     84,406  THUNDER BAY FUNDING INCORPORATED                                          5.32         10/25/2007            84,111
    198,030  THUNDER BAY FUNDING INCORPORATED++                                        5.33         10/02/2007           198,000
     32,383  TULIP FUNDING CORPORATION++                                               5.25         10/04/2007            32,369
    161,915  TULIP FUNDING CORPORATION                                                 5.27         10/26/2007           161,324
    101,197  UNICREDITO ITALIANO BANK (IRELAND) SERIES EXL+/-++                        5.77         10/08/2008           101,008
    101,197  UNICREDITO ITALIANO BANK (IRELAND) SERIES LIB+/-++                        5.84         10/08/2008           101,011
     40,479  VERSAILLES CDS LLC++                                                      5.24         10/03/2007            40,467
    161,915  VERSAILLES CDS LLC                                                        5.39         10/16/2007           161,560

200 Wells Fargo Advantage Master Portfolios

                                    Portfolio of Investments--September 30, 2007


LARGE CAP APPRECIATION PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL    SECURITY NAME                                                        INTEREST RATE   MATURITY DATE       VALUE
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$   202,393  VERSAILLES CDS LLC                                                        5.40%        10/23/2007    $      201,744
    174,058  VICTORIA FINANCE LLC+/-++                                                 5.32         07/28/2008           173,705
    101,197  VICTORIA FINANCE LLC+/-++                                                 5.34         08/07/2008           101,197
    202,393  WHITE PINE FINANCE LLC+/-++                                               5.46         02/22/2008           202,414
     80,957  ZELA FINANCE CORPORATION                                                  5.32         10/26/2007            80,658

                                                                                                                      20,854,056
                                                                                                                  --------------

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $21,813,627)                                                            21,813,627
                                                                                                                  --------------

SHARES
SHORT-TERM INVESTMENTS: 1.85%
  3,314,114  WELLS FARGO ADVANTAGE MONEY MARKET TRUST~+++                                                              3,314,114
                                                                                                                  --------------

TOTAL SHORT-TERM INVESTMENTS (COST $3,314,114)                                                                         3,314,114
                                                                                                                  --------------

TOTAL INVESTMENTS IN SECURITIES
(COST $172,193,633)*                                             112.80%                                          $  201,949,719
OTHER ASSETS AND LIABILITIES, NET                                (12.80)                                             (22,920,763)
                                                                 ------                                           --------------

TOTAL NET ASSETS                                                 100.00%                                          $  179,028,956
                                                                 ------                                           --------------

--------------------------------------------------------------------------------
+     Non-income earning securities.

<<    All or a portion of this security is on loan. (See Note 2)

+/-   Variable rate investments.

++ Securities that may be resold to "qualified institutional buyers" under rule 144A or securities offered pursuant to section 4(2) of the Securities Act of 1933, as amended.

^^ This security is currently in default with regards to scheduled interest or principal payments.

SS. These securities are subject to a demand feature which reduces the effective maturity.

~ This Wells Fargo Advantage Fund invests cash balances that it retains for liquidity purposes in a Wells Fargo Advantage Money Market Fund. The fund does not pay an investment advisory fee for such investments.

+++   Security of an affiliate of the fund with a cost of $3,314,114.

* Cost for federal income tax purposes is $172,292,450 and net unrealized appreciation (depreciation) consists of:

      Gross unrealized appreciation                $ 30,454,393
      Gross unrealized depreciation                    (797,124)
                                                   ------------
      Net unrealized appreciation (depreciation)   $ 29,657,269

      The accompanying notes are an integral part of these financial statements.

Portfolio of Investments--September 30, 2007

                                     Wells Fargo Advantage Master Portfolios 201


LARGE COMPANY GROWTH PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                             VALUE
COMMON STOCKS: 99.04%

APPAREL & ACCESSORY STORES: 1.63%
    783,400  KOHL'S CORPORATION+<<                                                                                $   44,912,322
                                                                                                                  --------------
BIOPHARMACEUTICALS: 4.14%
  1,043,300  GENENTECH INCORPORATED+<<                                                                                81,398,266
    532,140  GENZYME CORPORATION+                                                                                     32,971,394

                                                                                                                     114,369,660
                                                                                                                  --------------
BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS: 4.90%
  1,319,200  FASTENAL COMPANY<<                                                                                       59,904,872
  2,692,300  LOWE'S COMPANIES INCORPORATED<<                                                                          75,438,246

                                                                                                                     135,343,118
                                                                                                                  --------------
BUSINESS SERVICES: 19.44%
    820,600  AUTOMATIC DATA PROCESSING INCORPORATED<<                                                                 37,690,158
  4,836,070  EBAY INCORPORATED+                                                                                      188,703,451
    245,200  GOOGLE INCORPORATED CLASS A+                                                                            139,094,604
  5,801,498  MICROSOFT CORPORATION                                                                                   170,912,131

                                                                                                                     536,400,344
                                                                                                                  --------------
CHEMICALS & ALLIED PRODUCTS: 2.46%
  1,198,900  AMGEN INCORPORATED+<<                                                                                    67,821,773
                                                                                                                  --------------
DEPOSITORY INSTITUTIONS: 0.92%
  1,209,000  WESTERN UNION COMPANY<<                                                                                  25,352,730
                                                                                                                  --------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT: 15.61%
  5,067,943  CISCO SYSTEMS INCORPORATED+                                                                             167,799,593
  1,243,300  LINEAR TECHNOLOGY CORPORATION<<                                                                          43,503,067
  3,903,100  NOKIA OYJ ADR<<                                                                                         148,044,583
  1,951,600  TEXAS INSTRUMENTS INCORPORATED                                                                           71,409,044

                                                                                                                     430,756,287
                                                                                                                  --------------
ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES: 4.10%
  2,760,000  PAYCHEX INCORPORATED<<                                                                                  113,160,000
                                                                                                                  --------------
GENERAL MERCHANDISE STORES: 5.37%
  1,784,660  TARGET CORPORATION                                                                                      113,450,836
    795,600  WAL-MART STORES INCORPORATED                                                                             34,727,940

                                                                                                                     148,178,776
                                                                                                                  --------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT: 4.26%
  1,809,400  EMC CORPORATION<<                                                                                        37,635,520
  3,088,370  INTEL CORPORATION                                                                                        79,865,248

                                                                                                                     117,500,768
                                                                                                                  --------------
INSURANCE CARRIERS: 3.28%
  1,337,266  AMERICAN INTERNATIONAL GROUP INCORPORATED                                                                90,466,045
                                                                                                                  --------------
MEDICAL EQUIPMENT & SUPPLIES: 6.27%
  3,064,810  MEDTRONIC INCORPORATED                                                                                  172,885,932
                                                                                                                  --------------
PERSONAL SERVICES: 1.24%
    924,350  CINTAS CORPORATION<<                                                                                     34,293,385
                                                                                                                  --------------

202 Wells Fargo Advantage Master Portfolios

                                    Portfolio of Investments--September 30, 2007


LARGE COMPANY GROWTH PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                             VALUE
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES: 22.29%

  6,304,737  CHARLES SCHWAB CORPORATION                                                                           $  136,182,319
     60,300  CME GROUP INCORPORATED                                                                                   35,417,205
    726,600  FRANKLIN RESOURCES INCORPORATED                                                                          92,641,500
  1,176,740  GOLDMAN SACHS GROUP INCORPORATED<<                                                                      255,046,628
    563,000  LEGG MASON INCORPORATED                                                                                  47,455,270
    865,500  T. ROWE PRICE GROUP INCORPORATED<<                                                                       48,199,695

                                                                                                                     614,942,617
                                                                                                                  --------------
TRANSPORTATION SERVICES: 3.13%
    856,500  C.H. ROBINSON WORLDWIDE INCORPORATED<<                                                                   46,499,385
    841,400  EXPEDITORS INTERNATIONAL OF WASHINGTON INCORPORATED<<                                                    39,798,221

                                                                                                                      86,297,606
                                                                                                                  --------------

TOTAL COMMON STOCKS (COST $1,938,868,676)                                                                          2,732,681,363
                                                                                                                  --------------
COLLATERAL FOR SECURITIES LENDING: 14.84%

COLLATERAL INVESTED IN MONEY MARKET FUNDS: 0.65%
  6,615,062  AIM SHORT-TERM INVESTMENT COMPANY - LIQUID ASSETS PORTFOLIO                                               6,615,062
  5,698,967  BLACKROCK TEMP FUND B #24 MONEY MARKET FUND                                                               5,698,967
  5,698,967  SCUDDER DAILY ASSETS MONEY MARKET FUND                                                                    5,698,967

                                                                                                                      18,012,996
                                                                                                                  --------------

PRINCIPAL                                                                         INTEREST RATE   MATURITY DATE
COLLATERAL INVESTED IN OTHER ASSETS: 14.19%
$ 4,559,173  ALPINE SECURITIZATION CORPORATION                                         5.30%        10/03/2007         4,557,851
    759,862  ATLANTIC ASSET SECURITIZATION CORPORATION++                               5.30         10/02/2007           759,748
  3,799,311  ATLANTIC ASSET SECURITIZATION CORPORATION                                 5.30         10/24/2007         3,786,583
  1,899,656  ATLAS CAPITAL FUNDING CORPORATION SERIES MTN1+/-++                        5.03         10/25/2007         1,899,675
  1,899,656  BANCO SANTANDER TOTTA LOAN+/-++                                           5.76         10/15/2008         1,899,409
  1,899,656  BANK OF IRELAND SERIES EXTC+/-++                                          5.35         10/14/2008         1,896,787
  2,659,518  BANK OF MONTREAL                                                          5.08         10/22/2007         2,659,145
  6,838,760  BARCLAYS REPURCHASE AGREEMENT - 102% COLLATERALIZED (MATURITY VALUE
             $6,841,837)                                                               5.40         10/01/2007         6,838,760
  2,659,518  BARTON CAPITAL CORPORATION                                                5.23         10/02/2007         2,659,119
  2,507,545  BARTON CAPITAL CORPORATION                                                5.24         10/15/2007         2,502,430
  2,068,497  BARTON CAPITAL CORPORATION                                                5.27         10/19/2007         2,063,077
  3,799,311  BEAR STEARNS & COMPANY INCORPORATED INTERNATIONAL REPURCHASE
             AGREEMENT - 102%  COLLATERALIZED (MATURITY VALUE $3,800,989)              5.30         10/01/2007         3,799,311
 10,638,071  BEAR STEARNS & COMPANY INCORPORATED REPURCHASE AGREEMENT - 102%
             COLLATERALIZED (MATURITY VALUE $10,642,814)                               5.35         10/01/2007        10,638,071
  1,519,724  BNP PARIBAS+/-                                                            5.33         05/07/2008         1,518,645
    817,787  BNP PARIBAS REPURCHASE AGREEMENT - 102% COLLATERALIZED (MATURITY
             VALUE $818,148)                                                           5.29         10/01/2007           817,787
 11,397,933  BNP PARIBAS REPURCHASE AGREEMENT - 102% COLLATERALIZED (MATURITY
             VALUE $11,402,996)                                                        5.33         10/01/2007        11,397,933
  2,051,628  CAFCO LLC++                                                               5.20         10/02/2007         2,051,320
  1,139,793  CANCARA ASSET SECURITIZATION LIMITED++                                    5.19         10/17/2007         1,137,138
  2,583,532  CHARIOT FUNDING LLC                                                       5.18         10/18/2007         2,577,124
  2,659,518  CHARIOT FUNDING LLC++                                                     5.31         10/09/2007         2,656,406
  2,659,518  CHARIOT FUNDING LLC++                                                     5.37         10/04/2007         2,658,348
  4,939,104  CHEYNE FINANCE LLC+/-++^^                                                 4.98         02/25/2008         4,731,613
  3,799,311  CHEYNE FINANCE LLC+/-++^^                                                 5.29         05/19/2008         3,799,311

Portfolio of Investments--September 30, 2007

                                     Wells Fargo Advantage Master Portfolios 203


LARGE COMPANY GROWTH PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL    SECURITY NAME                                                        INTEREST RATE   MATURITY DATE       VALUE
COLLATERAL INVESTED IN OTHER ASSETS (Continued)
$   759,862  CIT GROUP INCORPORATED+/-                                                 5.67%        12/19/2007    $      755,782
    837,748  CIT GROUP INCORPORATED+/-                                                 5.73         11/23/2007           833,048
 12,973,275  CITIGROUP REPURCHASE AGREEMENT - 102% COLLATERALIZED (MATURITY
             VALUE $12,979,037)                                                        5.33         10/01/2007        12,973,275
    379,931  CLIPPER RECEIVABLES CORPORATION++                                         5.22         10/01/2007           379,931
    379,931  COMERICA BANK+/-                                                          5.82         02/08/2008           380,220
 24,266,879  CREDIT SUISSE FIRST BOSTON REPURCHASE AGREEMENT - 102%
             COLLATERALIZED (MATURITY VALUE $24,277,698)                               5.35         10/01/2007        24,266,879
  4,559,173  CULLINAN FINANCE CORPORATION+/-++                                         5.11         02/25/2008         4,559,173
  1,899,656  CULLINAN FINANCE CORPORATION+/-++                                         5.32         02/12/2008         1,899,523
  5,698,967  CULLINAN FINANCE CORPORATION+/-++                                         5.32         08/04/2008         5,697,713
 11,397,933  EBBETS FUNDING LLC++                                                      5.90         10/01/2007        11,397,933
  4,179,242  ERASMUS CAPITAL CORPORATION++                                             5.34         10/10/2007         4,173,767
    759,862  ERASMUS CAPITAL CORPORATION++                                             5.65         10/01/2007           759,862
  3,799,311  FAIRWAY FINANCE CORPORATION++                                             5.25         10/10/2007         3,794,334
  3,039,449  FAIRWAY FINANCE CORPORATION++                                             5.30         10/05/2007         3,037,686
  1,899,656  FALCON ASSET SECURITIZATION CORPORATION                                   5.35         11/06/2007         1,889,701
  7,598,622  FIVE FINANCE INCORPORATED+/-++                                            5.30         07/09/2008         7,592,923
  2,803,892  FOUNTAIN SQUARE COMMERCIAL FUNDING CORPORATION                            5.38         10/31/2007         2,791,639
  1,899,656  GALLEON CAPITAL LLC++                                                     5.25         10/02/2007         1,899,371
  3,115,435  GALLEON CAPITAL LLC++                                                     5.28         10/01/2007         3,115,435
  1,975,642  GALLEON CAPITAL LLC                                                       5.34         10/19/2007         1,970,466
    759,862  HARRIER FINANCE FUNDING LLC+/-                                            5.15         04/25/2008           759,862
  1,899,656  HARRIER FINANCE FUNDING LLC+/-++                                          5.31         01/11/2008         1,897,851
  3,799,311  HUDSON-THAMES LLC+/-++                                                    5.67         06/16/2008         3,802,654
  4,939,104  ING (USA) ANNUITY & LIFE INSURANCE COMPANY+/-                             5.82         08/16/2008         4,939,104
  1,899,656  INTESA BANK (IRELAND) PLC SERIES BKNT+/-++                                5.14         10/24/2008         1,898,193
 44,072,009  JPMORGAN CHASE SECURITIES CORPORATION REPURCHASE AGREEMENT - 102%
             COLLATERALIZED (MATURITY VALUE $44,091,658)                               5.35         10/01/2007        44,072,009
  6,002,912  K2 (USA) LLC                                                              6.11         10/05/2007         5,999,430
  4,369,208  KESTREL FUNDING US LLC+/-++                                               5.10         02/25/2008         4,365,188
    759,862  KESTREL FUNDING US LLC+/-                                                 5.15         04/25/2008           759,862
  1,139,793  KESTREL FUNDING US LLC                                                    5.88         10/09/2007         1,138,460
  3,039,449  LIBERTY STREET FUNDING CORPORATION                                        5.28         10/01/2007         3,039,449
  3,799,311  LINKS FINANCE LLC+/-++                                                    5.32         08/15/2008         3,793,536
  5,091,077  LIQUID FUNDING LIMITED+/-++                                               5.34         11/13/2007         5,091,077
  5,622,980  LIQUID FUNDING LIMITED+/-++                                               5.70         06/11/2008         5,627,591
  1,603,309  METLIFE GLOBAL FUNDING I+/-++                                             5.43         10/05/2007         1,603,309
 24,810,318  MORGAN STANLEY REPURCHASE AGREEMENT - 102% COLLATERALIZED
             (MATURITY VALUE $24,821,338)                                              5.33         10/01/2007        24,810,318
    351,436  MORGAN STANLEY SERIES EXL+/-                                              5.83         10/14/2008           351,067
  6,669,691  NORTH SEA FUNDING LLC                                                     5.36         10/15/2007         6,656,084
  3,799,311  NORTH SEA FUNDING LLC++                                                   5.45         10/03/2007         3,798,209
  3,799,311  NORTHERN ROCK PLC+/-++SS.                                                 5.78         11/04/2008         3,783,392
  1,017,304  PERRY GLOBAL FUNDING LLC SERIES A                                         5.59         10/11/2007         1,015,818
  2,165,607  PREMIUM ASSET TRUST+/-++                                                  5.33         12/21/2007         2,166,062
  1,899,656  PREMIUM ASSET TRUST SERIES 06-B++                                         5.50         12/16/2007         1,899,656
  1,443,738  PYXIS MASTER TRUST SERIES 2007-3+/-++                                     5.51         11/27/2007         1,443,738

204 Wells Fargo Advantage Master Portfolios

                                    Portfolio of Investments--September 30, 2007


LARGE COMPANY GROWTH PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL    SECURITY NAME                                                        INTEREST RATE   MATURITY DATE       VALUE
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$   307,364  RACERS TRUST SERIES 2004-6-MM+/-++                                        5.19%        03/24/2008    $      307,001
  6,078,898  REGENCY MARKETS #1 LLC++                                                  5.21         10/12/2007         6,069,171
  2,887,476  REGENCY MARKETS #1 LLC++                                                  5.25         10/04/2007         2,886,206
  1,519,724  ROYAL BANK OF SCOTLAND GROUP PLC                                          5.55         10/05/2007         1,519,755
  5,395,022  SCALDIS CAPITAL LIMITED++                                                 5.26         10/04/2007         5,392,648
  5,243,049  SCALDIS CAPITAL LIMITED                                                   5.29         10/22/2007         5,227,006
  4,939,104  SEDNA FINANCE INCORPORATED                                                5.38         10/09/2007         4,933,326
  2,735,504  SEDNA FINANCE INCORPORATED+/-++                                           5.79         04/10/2008         2,733,753
  1,139,793  SHEFFIELD RECEIVABLES CORPORATION++                                       5.25         10/05/2007         1,139,132
  1,937,649  SHIPROCK FINANCE SERIES 2007-4A+/-++                                      5.82         04/11/2008         1,937,649
  1,481,731  SKANDINAVISKA ENSKILDA BANKEN AB (NEW YORK)+/-                            5.11         02/29/2008         1,481,481
  1,899,656  SKANDINAVISKA ENSKILDA BANKEN AB (NEW YORK)+/-                            5.70         02/04/2008         1,901,270
  1,519,724  SLM CORPORATION+/-++                                                      5.81         05/12/2008         1,506,396
  2,355,573  STANFIELD VICTORIA FUNDING LLC+/-++                                       5.36         04/03/2008         2,354,748
  3,799,311  STANFIELD VICTORIA FUNDING LLC+/-++                                       5.57         02/15/2008         3,799,691
  3,799,311  TANGO FINANCE CORPORATION                                                 5.37         10/04/2007         3,797,639
  4,635,160  THAMES ASSET GLOBAL SECURITIZATION #1 INCORPORATED++                      5.30         10/15/2007         4,625,704
    455,917  THAMES ASSET GLOBAL SECURITIZATION #1 INCORPORATED                        5.31         10/17/2007           454,855
    439,276  THE TRAVELERS INSURANCE COMPANY+/-                                        5.89         02/08/2008           439,268
  1,584,465  THUNDER BAY FUNDING INCORPORATED                                          5.32         10/25/2007         1,578,919
  3,717,398  THUNDER BAY FUNDING INCORPORATED++                                        5.33         10/02/2007         3,716,840
    607,890  TULIP FUNDING CORPORATION++                                               5.25         10/04/2007           607,622
  3,039,449  TULIP FUNDING CORPORATION                                                 5.27         10/26/2007         3,028,355
  1,899,656  UNICREDITO ITALIANO BANK (IRELAND) SERIES EXL+/-++                        5.77         10/08/2008         1,896,122
  1,899,656  UNICREDITO ITALIANO BANK (IRELAND) SERIES LIB+/-++                        5.84         10/08/2008         1,896,179
    759,862  VERSAILLES CDS LLC++                                                      5.24         10/03/2007           759,642
  3,039,449  VERSAILLES CDS LLC                                                        5.39         10/16/2007         3,032,792
  3,799,311  VERSAILLES CDS LLC                                                        5.40         10/23/2007         3,787,115
  3,267,408  VICTORIA FINANCE LLC+/-++                                                 5.32         07/28/2008         3,260,775
  1,899,656  VICTORIA FINANCE LLC+/-++                                                 5.34         08/07/2008         1,899,656
  3,799,311  WHITE PINE FINANCE LLC+/-++                                               5.46         02/22/2008         3,799,691
  1,519,724  ZELA FINANCE CORPORATION                                                  5.32         10/26/2007         1,514,180

                                                                                                                     391,470,758
                                                                                                                  --------------

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $409,483,754)                                                          409,483,754
                                                                                                                  --------------

SHARES
SHORT-TERM INVESTMENTS: 0.99%
 27,238,094  WELLS FARGO ADVANTAGE MONEY MARKET TRUST~+++                                                             27,238,094

TOTAL SHORT-TERM INVESTMENTS (COST $27,238,094)                                                                       27,238,094
                                                                                                                  --------------
TOTAL INVESTMENTS IN SECURITIES
(COST $2,375,590,524)*                                                 114.87%                                    $3,169,403,211

OTHER ASSETS AND LIABILITIES, NET                                      (14.87)                                      (410,302,070)
                                                                       ------                                     --------------

TOTAL NET ASSETS                                                       100.00%                                    $2,759,101,141
                                                                       ------                                     --------------

Portfolio of Investments--September 30, 2007

                                     Wells Fargo Advantage Master Portfolios 205


LARGE COMPANY GROWTH PORTFOLIO
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
+     Non-income earning securities.

<<    All or a portion of this security is on loan. (See Note 2)

+/-   Variable rate investments.

++ Securities that may be resold to "qualified institutional buyers" under rule 144A or securities offered pursuant to section 4(2) of the Securities Act of 1933, as amended.

^^ This security is currently in default with regards to scheduled interest or principal payments.

SS. These securities are subject to a demand feature which reduces the effective maturity.

~ This Wells Fargo Advantage Fund invests cash balances that it retains for liquidity purposes in a Wells Fargo Advantage Money Market Fund. The fund does not pay an investment advisory fee for such investments.

+++   Security of an affiliate of the fund with a cost of $27,238,094.

* Cost for federal income tax purposes is $2,427,793,788 and net unrealized appreciation (depreciation) consists of:

      Gross unrealized appreciation               $828,787,064
      Gross unrealized depreciation                (87,177,641)
                                                  ------------
      Net unrealized appreciation (depreciation)  $741,609,423

      The accompanying notes are an integral part of these financial statements.

206 Wells Fargo Advantage Master Portfolios

                                    Portfolio of Investments--September 30, 2007


SMALL CAP INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                            VALUE
COMMON STOCKS: 98.60%

AMUSEMENT & RECREATION SERVICES: 0.26%
     16,242  MULTIMEDIA GAMES INCORPORATED<<+                                                                     $      138,382
     28,891  WMS INDUSTRIES INCORPORATED+                                                                                956,292

                                                                                                                       1,094,674
                                                                                                                  --------------
APPAREL & ACCESSORY STORES: 1.12%
     10,315  ASHWORTH INCORPORATED+                                                                                       63,437
     17,838  CHARLOTTE RUSSE HOLDING INCORPORATED<<+                                                                     261,148
     16,417  CHILDREN'S PLACE RETAIL STORES INCORPORATED+                                                                398,605
     25,512  CHRISTOPHER & BANKS CORPORATION                                                                             309,205
     32,997  DRESS BARN INCORPORATED<<+                                                                                  561,279
     29,897  FINISH LINE INCORPORATED CLASS A+                                                                           129,753
     31,236  HOT TOPIC INCORPORATED+                                                                                     233,021
     12,779  JOS. A. BANK CLOTHIERS INCORPORATED<<+                                                                      427,074
     29,132  STAGE STORES INCORPORATED                                                                                   531,076
     22,893  THE CATO CORPORATION CLASS A<<                                                                              467,933
     21,668  TWEEN BRANDS INCORPORATED<<+                                                                                711,577
     12,516  ZUMIEZ INCORPORATED+                                                                                        555,335

                                                                                                                       4,649,443
                                                                                                                  --------------
APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS: 0.83%
     21,333  GYMBOREE CORPORATION+                                                                                       751,775
     18,219  KELLWOOD COMPANY                                                                                            310,634
     13,627  MAIDENFORM BRANDS INCORPORATED+                                                                             216,397
     86,539  QUIKSILVER INCORPORATED<<+                                                                                1,237,508
     22,841  SKECHERS U.S.A. INCORPORATED CLASS A+                                                                       504,786
     10,276  VOLCOM INCORPORATED<<+                                                                                      436,936

                                                                                                                       3,458,036
                                                                                                                  --------------
AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS: 0.22%
     11,248  LITHIA MOTORS INCORPORATED CLASS A                                                                          191,891
     13,233  MARINEMAX INCORPORATED<<+                                                                                   192,672
     21,817  SONIC AUTOMOTIVE INCORPORATED                                                                               522,299

                                                                                                                         906,862
                                                                                                                  --------------
AUTOMOTIVE REPAIR, SERVICES & PARKING: 0.05%
     10,302  MIDAS INCORPORATED+                                                                                         194,399
                                                                                                                  --------------
BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS: 0.09%
      8,694  M/I HOMES INCORPORATED<<                                                                                    120,760
     45,632  STANDARD-PACIFIC CORPORATION<<+                                                                             250,520

                                                                                                                         371,280
                                                                                                                  --------------
BUSINESS SERVICES: 8.31%
     38,121  AARON RENTS INCORPORATED<<                                                                                  850,098
     30,916  ABM INDUSTRIES INCORPORATED                                                                                 617,702
     16,716  ADMINISTAFF INCORPORATED<<                                                                                  606,791
     39,474  ALLSCRIPTS HEALTHCARE SOLUTIONS INCORPORATED<<+                                                           1,066,982
     21,801  AMN HEALTHCARE SERVICES INCORPORATED+                                                                       408,333
     11,207  ANSOFT CORPORATION+                                                                                         369,607
     54,707  ANSYS INCORPORATED<<+                                                                                     1,869,338
     20,994  ARBITRON INCORPORATED                                                                                       951,868
      9,066  BANKRATE INCORPORATED<<+                                                                                    418,124
     31,012  BLACKBAUD INCORPORATED<<                                                                                    782,743

Portfolio of Investments--September 30, 2007

                                     Wells Fargo Advantage Master Portfolios 207


SMALL CAP INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                            VALUE
BUSINESS SERVICES (continued)
     11,385  BLUE COAT SYSTEMS INCORPORATED<<+                                                                    $      896,683
     38,012  BRADY CORPORATION CLASS A                                                                                 1,363,871
     18,451  BRIGHT HORIZONS FAMILY SOLUTIONS INCORPORATED+                                                              790,441
     21,105  CACI INTERNATIONAL INCORPORATED CLASS A<<+                                                                1,078,254
     19,173  CAPTARIS INCORPORATED+                                                                                      101,425
     38,375  CIBER INCORPORATED+                                                                                         299,709
     30,427  COGNEX CORPORATION                                                                                          540,384
     30,144  CONCUR TECHNOLOGIES INCORPORATED<<+                                                                         950,139
     22,473  CYBERSOURCE CORPORATION<<+                                                                                  262,709
     41,057  EPICOR SOFTWARE CORPORATION+                                                                                565,355
     30,262  FACTSET RESEARCH SYSTEMS INCORPORATED                                                                     2,074,460
     16,333  GERBER SCIENTIFIC INCORPORATED+                                                                             177,213
     16,421  GEVITY HR INCORPORATED<<                                                                                    168,315
     29,251  HEALTHCARE SERVICES GROUP<<                                                                                 592,918
     12,783  HEIDRICK & STRUGGLES INTERNATIONAL INCORPORATED                                                             465,940
     61,220  INFORMATICA CORPORATION+                                                                                    961,154
     23,341  INFOSPACE INCORPORATED+                                                                                     409,868
     18,405  JDA SOFTWARE GROUP INCORPORATED+                                                                            380,247
     32,714  LABOR READY INCORPORATED<<+                                                                                 605,536
     13,250  LOJACK CORPORATION+                                                                                         251,220
     18,287  MANHATTAN ASSOCIATES INCORPORATED<<+                                                                        501,247
     22,666  MIVA INCORPORATED+                                                                                          106,984
     32,650  NAPSTER INCORPORATED+                                                                                       106,766
     14,222  NEOWARE INCORPORATED+                                                                                       230,681
     18,798  NETWORK EQUIPMENT TECHNOLOGY INCORPORATED+                                                                  272,571
     23,937  OMNICELL INCORPORATED+                                                                                      683,162
     24,799  ON ASSIGNMENT INCORPORATED+                                                                                 231,623
     15,830  PCTEL INCORPORATED+                                                                                         120,150
     20,973  PERFICIENT INCORPORATED+                                                                                    458,680
     29,607  PHASE FORWARD INCORPORATED+                                                                                 592,436
     18,815  PHOENIX TECHNOLOGIES LIMITED+                                                                               201,509
     11,244  PORTFOLIO RECOVERY ASSOCIATES INCORPORATED<<+                                                               596,719
     29,311  PROGRESS SOFTWARE CORPORATION+                                                                              888,123
     12,266  QUALITY SYSTEMS INCORPORATED<<                                                                              449,304
     18,473  RADIANT SYSTEMS INCORPORATED+                                                                               292,428
     15,509  RADISYS CORPORATION+                                                                                        193,087
     40,454  SECURE COMPUTING CORPORATION<<+                                                                             393,617
      9,247  SI INTERNATIONAL INCORPORATED<<+                                                                            264,187
     21,110  SMITH MICRO SOFTWARE INCORPORATED<<+                                                                        339,027
     39,529  SPHERION CORPORATION+                                                                                       326,510
     13,410  SPSS INCORPORATED+                                                                                          551,687
      7,979  STARTEK INCORPORATED<<                                                                                       80,827
     14,702  STRATASYS INCORPORATED<<+                                                                                   405,187
     22,968  SYKES ENTERPRISES INCORPORATED+                                                                             381,498
     11,672  SYNNEX CORPORATION+                                                                                         239,976
     52,100  TAKE-TWO INTERACTIVE SOFTWARE INCORPORATED<<+                                                               889,868
     19,477  THE KNOT INCORPORATED<<+                                                                                    414,081
     46,920  THQ INCORPORATED<<+                                                                                       1,172,062
     20,321  TRADESTATION GROUP INCORPORATED+                                                                            237,146
     47,489  UNITED ONLINE INCORPORATED                                                                                  712,810
     14,792  VIAD CORPORATION<<                                                                                          532,512
      9,628  VOLT INFORMATION SCIENCE INCORPORATED+                                                                      169,838
     31,624  WEBSENSE INCORPORATED<<+                                                                                    623,942

                                                                                                                      34,537,672
                                                                                                                  --------------

208 Wells Fargo Advantage Master Portfolios

                                    Portfolio of Investments--September 30, 2007


SMALL CAP INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                            VALUE
CASINO & GAMING: 0.28%
 42,061  PINNACLE ENTERTAINMENT INCORPORATED<<+                                                                   $    1,145,321
                                                                                                                  --------------
CHEMICALS & ALLIED PRODUCTS: 3.92%
     30,703  ALPHARMA INCORPORATED CLASS A<<+                                                                            655,816
     17,252  ARCH CHEMICALS INCORPORATED                                                                                 808,774
     24,257  ARQULE INCORPORATED+                                                                                        172,952
      9,542  BRADLEY PHARMACEUTICALS INCORPORATED+                                                                       173,664
     20,033  CAMBREX CORPORATION                                                                                         218,159
     13,468  CHATTEM INCORPORATED<<+                                                                                     949,763
     24,203  GEORGIA GULF CORPORATION<<                                                                                  336,422
     42,763  HB FULLER COMPANY<<                                                                                       1,269,206
     21,820  IDEXX LABORATORIES INCORPORATED+                                                                          2,391,254
     48,641  IMMUCOR INCORPORATED<<+                                                                                   1,738,916
     10,985  MANNATECH INCORPORATED<<                                                                                     88,979
     22,721  MARTEK BIOSCIENCES CORPORATION<<+                                                                           659,591
     56,292  MGI PHARMA INCORPORATED<<+                                                                                1,563,792
     17,487  NOVEN PHARMACEUTICALS INCORPORATED+                                                                         278,568
     21,132  OM GROUP INCORPORATED<<+                                                                                  1,115,981
     29,649  OMNOVA SOLUTIONS INCORPORATED+                                                                              171,371
     19,448  PAREXEL INTERNATIONAL CORPORATION<<+                                                                        802,619
      6,337  PENFORD CORPORATION                                                                                         238,905
     21,400  PHARMERICA CORPORATION<<+                                                                                   319,288
     65,467  POLYONE CORPORATION+                                                                                        489,038
      7,111  QUAKER CHEMICAL CORPORATION                                                                                 167,251
     24,809  SCIELE PHARMA INCORPORATED<<+                                                                               645,530
     10,606  SURMODICS INCORPORATED<<+                                                                                   519,800
     29,152  TRONOX INCORPORATED CLASS B                                                                                 263,243
      5,951  USANA HEALTH SCIENCES INCORPORATED<<+                                                                       260,356

                                                                                                                      16,299,238
                                                                                                                  --------------
COAL MINING: 0.58%
     57,111  MASSEY ENERGY COMPANY                                                                                     1,246,162
     26,660  PENN VIRGINIA CORPORATION                                                                                 1,172,507

                                                                                                                       2,418,669
                                                                                                                  --------------
COMMUNICATIONS: 1.38%
     22,019  ANIXTER INTERNATIONAL INCORPORATED<<+                                                                     1,815,467
     12,936  AUDIOVOX CORPORATION CLASS A+                                                                               133,111
     35,963  BRIGHTPOINT INCORPORATED+                                                                                   539,808
     32,126  GENERAL COMMUNICATION INCORPORATED CLASS A+                                                                 390,010
     34,867  J2 GLOBAL COMMUNICATIONS INCORPORATED<<+                                                                  1,141,197
     46,426  LIVE NATION INCORPORATED<<+                                                                                 986,553
     22,702  NOVATEL WIRELESS INCORPORATED<<+                                                                            514,200
     57,043  RADIO ONE INCORPORATED CLASS D+                                                                             212,770

                                                                                                                       5,733,116
                                                                                                                  --------------
COMPUTERS-INTERGRATED SYSTEMS: 0.08%
     18,792  AGILYSYS INCORPORATED                                                                                       317,585
                                                                                                                  --------------
CONSTRUCTION SPECIAL TRADE CONTRACTORS: 1.03%
     54,081  CHAMPION ENTERPRISES INCORPORATED<<+                                                                        593,809
     16,829  CHEMED CORPORATION                                                                                        1,046,091
     12,704  DREW INDUSTRIES INCORPORATED<<+                                                                             516,799
     45,330  EMCOR GROUP INCORPORATED<<+                                                                               1,421,549

Portfolio of Investments--September 30, 2007

                                     Wells Fargo Advantage Master Portfolios 209


SMALL CAP INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                            VALUE
CONSTRUCTION SPECIAL TRADE CONTRACTORS (continued)
     19,209  INSITUFORM TECHNOLOGIES INCORPORATED CLASS A<<+                                                      $      292,553
     18,711  MATRIX SERVICE COMPANY+                                                                                     391,995

                                                                                                                       4,262,796
                                                                                                                  --------------
DEPOSITORY INSTITUTIONS: 6.82%
     11,902  ALABAMA NATIONAL BANCORPORATION                                                                             927,404
     12,466  ANCHOR BANCORP WISCONSIN INCORPORATED                                                                       336,582
     38,839  BANK MUTUAL CORPORATION                                                                                     457,912
     30,248  BANKATLANTIC BANCORP INCORPORATED CLASS A                                                                   262,250
     21,911  BANKUNITED FINANCIAL CORPORATION CLASS A<<                                                                  340,497
     26,234  BOSTON PRIVATE FINANCIAL HOLDINGS INCORPORATED<<                                                            730,355
     41,928  BROOKLINE BANCORP INCORPORATED<<                                                                            485,946
     20,039  CASCADE BANCORP<<                                                                                           446,068
     21,424  CENTRAL PACIFIC FINANCIAL CORPORATION                                                                       625,581
     32,739  CHITTENDEN CORPORATION                                                                                    1,151,096
     20,972  COMMUNITY BANK SYSTEM INCORPORATED<<                                                                        409,373
     23,179  CORUS BANKSHARES INCORPORATED<<                                                                             301,791
     18,359  DIME COMMUNITY BANCSHARES                                                                                   274,834
     13,720  DOWNEY FINANCIAL CORPORATION<<                                                                              793,016
     44,226  EAST WEST BANCORP INCORPORATED                                                                            1,590,367
     53,376  FIRST BANCORP PUERTO RICO<<                                                                                 507,072
     45,175  FIRST COMMONWEALTH FINANCIAL CORPORATION<<                                                                  499,636
     22,436  FIRST FINANCIAL BANCORP                                                                                     286,732
      9,070  FIRST INDIANA CORPORATION                                                                                   284,072
     34,828  FIRST MIDWEST BANCORP INCORPORATED                                                                        1,189,724
     10,270  FIRSTFED FINANCIAL CORPORATION<<+                                                                           508,879
     25,867  FLAGSTAR BANCORP INCORPORATED                                                                               251,686
     17,858  FRANKLIN BANK CORPORATION<<+                                                                                164,294
     27,263  FRONTIER FINANCIAL CORPORATION<<                                                                            636,046
     37,665  GLACIER BANCORP INCORPORATED<<                                                                              848,216
     28,343  HANMI FINANCIAL CORPORATION                                                                                 439,033
     14,016  INDEPENDENT BANK CORPORATION                                                                                154,877
     13,141  IRWIN FINANCIAL CORPORATION                                                                                 144,814
     17,089  JPMORGAN CHASE & COMPANY+                                                                                   239,417
     15,320  NARA BANK NATIONAL ASSOCIATION                                                                              239,298
     13,052  PRIVATEBANCORP INCORPORATED<<                                                                               454,732
     26,821  PROSPERITY BANCSHARES INCORPORATED                                                                          889,384
     22,706  PROVIDENT BANKSHARES CORPORATION<<                                                                          711,379
     20,879  SIGNATURE BANK+                                                                                             735,567
     52,020  SOUTH FINANCIAL GROUP INCORPORATED                                                                        1,182,935
     12,678  STERLING BANCORPORATION (NEW YORK)                                                                          177,492
     51,409  STERLING BANCSHARES INCORPORATED (TEXAS)                                                                    586,577
     36,120  STERLING FINANCIAL CORPORATION                                                                              971,989
     36,733  SUSQUEHANNA BANCSHARES INCORPORATED<<                                                                       738,333
     52,787  TRUSTCO BANK CORPORATION NEW YORK SHARES<<                                                                  576,962
     73,002  UCBH HOLDINGS INCORPORATED                                                                                1,276,075
     43,147  UMPQUA HOLDINGS CORPORATION                                                                                 863,371
     26,993  UNITED BANKSHARES INCORPORATED                                                                              821,667
     28,834  UNITED COMMUNITY BANKS INCORPORATED<<                                                                       707,010
     47,477  WHITNEY HOLDING CORPORATION                                                                               1,252,443
     12,401  WILSHIRE BANCORP INCORPORATED                                                                               136,039
     17,003  WINTRUST FINANCIAL CORPORATION                                                                              725,858

                                                                                                                      28,334,681
                                                                                                                  --------------

210 Wells Fargo Advantage Master Portfolios

                                    Portfolio of Investments--September 30, 2007


SMALL CAP INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                            VALUE
DURABLE GOODS - CONSUMER: 0.07%
     15,959  STURM, RUGER & COMPANY INCORPORATED<<+                                                               $      285,826
                                                                                                                  --------------
EATING & DRINKING PLACES: 2.19%
     20,522  CALIFORNIA PIZZA KITCHEN INCORPORATED+                                                                      360,572
     22,671  CEC ENTERTAINMENT INCORPORATED+                                                                             609,170
     44,433  CKE RESTAURANTS INCORPORATED<<                                                                              720,259
     10,439  IHOP CORPORATION<<                                                                                          661,102
     22,110  JACK IN THE BOX INCORPORATED+                                                                             1,433,612
     10,485  LANDRY'S RESTAURANTS INCORPORATED<<                                                                         277,433
     16,806  O'CHARLEYS INCORPORATED                                                                                     254,779
     18,159  P.F. CHANG'S CHINA BISTRO INCORPORATED<<+                                                                   537,506
     15,134  PAPA JOHNS INTERNATIONAL INCORPORATED+                                                                      369,875
     21,537  RARE HOSPITALITY INTERNATIONAL INCORPORATED+                                                                820,775
     11,797  RED ROBIN GOURMET BURGERS INCORPORATED<<+                                                                   506,091
     13,383  RUTH'S CHRIS STEAK HOUSE INCORPORATED<<+                                                                    190,708
     44,242  SONIC CORPORATION<<+                                                                                      1,035,263
     20,033  STEAK N SHAKE COMPANY<<+                                                                                    300,695
     37,870  TEXAS ROADHOUSE INCORPORATED CLASS A+                                                                       443,079
     44,387  TRIARC COMPANIES INCORPORATED CLASS B                                                                       555,281

                                                                                                                       9,076,200
                                                                                                                  --------------
EDUCATIONAL SERVICES: 0.07%
     16,495  UNIVERSAL TECHNICAL INSTITUTE INCORPORATED<<+                                                               296,910
                                                                                                                  --------------
ELECTRIC, GAS & SANITARY SERVICES: 5.25%
     18,147  ALLETE INCORPORATED                                                                                         812,260
     12,005  AMERICAN STATES WATER COMPANY<<                                                                             468,195
     62,741  ATMOS ENERGY CORPORATION                                                                                  1,776,825
     37,174  AVISTA CORPORATION                                                                                          756,491
      7,174  CENTRAL VERMONT PUBLIC SERVICE                                                                              262,138
      9,538  CH ENERGY GROUP INCORPORATED<<                                                                              455,916
     42,163  CLECO CORPORATION                                                                                         1,065,459
     32,282  EL PASO ELECTRIC COMPANY+                                                                                   746,683
     50,487  ENERGEN CORPORATION                                                                                       2,883,817
     15,223  LACLEDE GROUP INCORPORATED                                                                                  491,398
     19,747  NEW JERSEY RESOURCES                                                                                        979,254
     18,703  NORTHWEST NATURAL GAS COMPANY                                                                               854,727
     52,120  PIEDMONT NATURAL GAS COMPANY<<                                                                            1,307,691
     20,767  SOUTH JERSEY INDUSTRIES INCORPORATED                                                                        722,692
     84,457  SOUTHERN UNION COMPANY                                                                                    2,627,447
     29,841  SOUTHWEST GAS CORPORATION                                                                                   844,202
     75,009  UGI CORPORATION                                                                                           1,948,734
     17,704  UIL HOLDINGS CORPORATION                                                                                    557,676
     24,852  UNISOURCE ENERGY CORPORATION<<                                                                              742,826
     47,876  WASTE CONNECTIONS INCORPORATED<<+                                                                         1,520,542

                                                                                                                      21,824,973
                                                                                                                  --------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT: 8.16%
     18,330  ACTEL CORPORATION+                                                                                          196,681
     30,713  ACUITY BRANDS INCORPORATED<<                                                                              1,550,392
     83,680  ADAPTEC INCORPORATED+                                                                                       319,658
     25,149  ADVANCED ENERGY INDUSTRIES INCORPORATED+                                                                    379,750
     45,752  AMIS HOLDINGS INCORPORATED+                                                                                 444,252
     15,585  AO SMITH CORPORATION                                                                                        683,870
      8,699  APPLIED SIGNAL TECHNOLOGY INCORPORATED                                                                      117,610

Portfolio of Investments--September 30, 2007

                                     Wells Fargo Advantage Master Portfolios 211


SMALL CAP INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                            VALUE
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT (continued)
     77,428  ARRIS GROUP INCORPORATED<<+                                                                          $      956,236
     24,172  ATMI INCORPORATED+                                                                                          719,117
     32,275  BALDOR ELECTRIC COMPANY<<                                                                                 1,289,386
      8,368  BEL FUSE INCORPORATED CLASS B                                                                               290,035
     50,756  BENCHMARK ELECTRONICS INCORPORATED<<+                                                                     1,211,546
     18,061  C&D TECHNOLOGIES INCORPORATED<<+                                                                             89,944
     35,386  C-COR INCORPORATED+                                                                                         406,585
      6,624  CATAPULT COMMUNICATIONS CORPORATION+                                                                         50,607
     19,210  CERADYNE INCORPORATED<<+                                                                                  1,454,965
     27,706  CHECKPOINT SYSTEMS INCORPORATED+                                                                            731,161
     16,333  COMTECH TELECOMMUNICATIONS CORPORATION+                                                                     873,652
     25,239  CTS CORPORATION                                                                                             325,583
     10,905  CUBIC CORPORATION                                                                                           459,864
     22,485  CYMER INCORPORATED+                                                                                         863,199
     21,796  DIODES INCORPORATED<<+                                                                                      699,652
     13,153  DIONEX CORPORATION+                                                                                       1,045,137
     23,395  DITECH NETWORKS INCORPORATED+                                                                               123,292
     20,034  DSP GROUP INCORPORATED+                                                                                     317,138
     19,829  ELECTRO SCIENTIFIC INDUSTRIES INCORPORATED+                                                                 475,103
     34,511  EXAR CORPORATION<<+                                                                                         450,714
     15,807  GREATBATCH INCORPORATED+                                                                                    420,308
     55,790  HARMONIC INCORPORATED<<+                                                                                    591,932
     18,341  HUTCHINSON TECHNOLOGY INCORPORATED<<+                                                                       451,189
     15,730  LITTELFUSE INCORPORATED+                                                                                    561,404
     21,243  MAGNETEK INCORPORATED+                                                                                      101,966
     15,944  MERCURY COMPUTER SYSTEMS INCORPORATED+                                                                      163,904
     26,780  METHODE ELECTRONICS INCORPORATED                                                                            403,039
     53,663  MICROSEMI CORPORATION<<                                                                                   1,496,124
     29,871  MOOG INCORPORATED CLASS A<<+                                                                              1,312,510
      3,319  NATIONAL PRESTO INDUSTRIES INCORPORATED                                                                     175,907
     14,303  PARK ELECTROCHEMICAL CORPORATION                                                                            480,295
     18,307  PERICOM SEMICONDUCTOR+                                                                                      214,558
     29,444  PHOTRONICS INCORPORATED+                                                                                    335,956
     32,619  PLEXUS CORPORATION+                                                                                         893,761
     21,937  REGAL-BELOIT CORPORATION                                                                                  1,050,563
     12,483  ROGERS CORPORATION<<+                                                                                       514,175
    112,885  SKYWORKS SOLUTIONS INCORPORATED<<                                                                         1,020,480
     16,308  STANDARD MICROSYSTEMS CORPORATION<<+                                                                        626,553
      9,706  SUPERTEX INCORPORATED<<+                                                                                    387,075
     32,662  SYMMETRICOM INCORPORATED+                                                                                   153,511
     18,463  SYNAPTICS INCORPORATED+                                                                                     881,793
     28,769  TECHNITROL INCORPORATED                                                                                     775,325
      9,332  TOLLGRADE COMMUNICATIONS INCORPORATED+                                                                       94,440
     29,736  TTM TECHNOLOGIES INCORPORATED+                                                                              344,046
     10,079  UNIVERSAL ELECTRONICS INCORPORATED+                                                                         327,568
     53,815  VARIAN SEMICONDUCTOR EQUIPMENT ASSOCIATES INCORPORATED<<+                                                 2,880,179
     18,202  VIASAT INCORPORATED+                                                                                        561,168
     13,454  VICOR CORPORATION                                                                                           163,062

                                                                                                                      33,907,920
                                                                                                                  --------------
ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES: 1.75%
      9,493  CDI CORPORATION                                                                                             264,665
     21,409  LIFECELL CORPORATION<<+                                                                                     804,336
     15,602  MAXMUS INCORPORATED                                                                                         679,935
     13,132  PHARMANET DEVELOPMENT GROUP INCORPORATED+                                                                   381,222

212 Wells Fargo Advantage Master Portfolios

                                    Portfolio of Investments--September 30, 2007


SMALL CAP INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                            VALUE
ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES (continued)
     46,483  REGENERON PHARMACEUTICAL INCORPORATED+                                                               $      827,397
     41,064  TETRA TECH INCORPORATED+                                                                                    867,272
     37,545  URS CORPORATION<<+                                                                                        2,119,415
     29,713  WATSON WYATT & COMPANY HOLDINGS                                                                           1,335,302

                                                                                                                       7,279,544
                                                                                                                  --------------
FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT: 2.31%
     48,349  APTARGROUP INCORPORATED                                                                                   1,830,977
     18,501  GRIFFON CORPORATION<<+                                                                                      279,365
      7,676  GULF ISLAND FABRICATION INCORPORATED                                                                        294,682
      8,938  MATERIAL SCIENCES CORPORATION+                                                                               94,922
     25,597  MOBILE MINI INCORPORATED<<+                                                                                 618,424
     14,126  NCI BUILDING SYSTEMS INCORPORATED<<+                                                                        610,384
     56,828  SHAW GROUP INCORPORATED+                                                                                  3,301,707
     26,255  SIMPSON MANUFACTURING COMPANY INCORPORATED                                                                  836,222
     12,159  VALMONT INDUSTRIES INCORPORATED                                                                           1,031,691
     22,049  WATTS WATER TECHNOLOGIES INCORPORATED<<                                                                     676,904

                                                                                                                       9,575,278
                                                                                                                  --------------
FINANCE COMPANIES: 0.02%
     18,891  REWARDS NETWORK INCORPORATED+                                                                                91,621
                                                                                                                  --------------
FOOD & KINDRED PRODUCTS: 1.90%
      7,164  BOSTON BEER COMPANY INCORPORATED                                                                            348,600
     52,301  CORN PRODUCTS INTERNATIONAL INCORPORATED                                                                  2,399,047
     54,660  FLOWERS FOODS INCORPORATED<<                                                                              1,191,588
      9,849  J & J SNACK FOODS CORPORATION                                                                               342,942
     21,885  LANCE INCORPORATED                                                                                          503,793
      8,716  PEET'S COFFEE & TEA INCORPORATED<<+                                                                         243,264
     18,255  RALCORP HOLDINGS INCORPORATED<<+                                                                          1,018,994
     10,766  SANDERSON FARMS INCORPORATED                                                                                448,619
     21,956  TREEHOUSE FOODS INCORPORATED+                                                                               593,910
     30,128  UNITED NATURAL FOODS INCORPORATED<<+                                                                        820,084

                                                                                                                       7,910,841
                                                                                                                  --------------
FOOD STORES: 0.32%
     13,823  GREAT ATLANTIC & PACIFIC TEA COMPANY INCORPORATED<<+                                                        421,049
     22,554  PANERA BREAD COMPANY<<+                                                                                     920,203

                                                                                                                       1,341,252
                                                                                                                  --------------
FOOTWEAR: 1.17%
     57,384  CROCS INCORPORATED<<+                                                                                     3,859,074
      8,997  DECKERS OUTDOOR CORPORATION<<+                                                                              987,871

                                                                                                                       4,846,945
                                                                                                                  --------------
FURNITURE & FIXTURES: 0.36%
      8,305  BASSETT FURNITURE INDUSTRIES INCORPORATED                                                                    86,206
     21,109  ETHAN ALLEN INTERIORS INCORPORATED                                                                          690,053
     36,440  LA-Z-BOY INCORPORATED<<                                                                                     268,927
     31,914  SELECT COMFORT CORPORATION<<+                                                                               445,200

                                                                                                                       1,490,386
                                                                                                                  --------------

Portfolio of Investments--September 30, 2007

                                     Wells Fargo Advantage Master Portfolios 213


SMALL CAP INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                            VALUE
GENERAL MERCHANDISE STORES: 0.50%
     27,781  CABELA'S INCORPORTED<<+                                                                              $      657,021
     35,644  CASEY'S GENERAL STORES INCORPORATED                                                                         987,339
     28,271  FRED'S INCORPORATED                                                                                         297,694
     18,552  STEIN MART INCORPORATED                                                                                     141,181

                                                                                                                       2,083,235
                                                                                                                  --------------
HEALTH SERVICES: 2.83%
     18,264  AMEDISYS INCORPORATED<<+                                                                                    701,703
     21,705  AMSURG CORPORATION<<+                                                                                       500,734
     22,513  CROSS COUNTRY HEALTHCARE INCORPORATED+                                                                      393,302
     17,404  CRYOLIFE INCORPORATED+                                                                                      164,468
     21,953  ENZO BIOCHEM INCORPORATED<<+                                                                                249,167
     19,658  GENTIVA HEALTH SERVICES INCORPORATED+                                                                       377,630
     24,875  HEALTHWAYS INCORPORATED<<+                                                                                1,342,504
     48,297  HOOPER HOLMES INCORPORATED+                                                                                 113,981
     22,694  INVENTIV HEALTH INCORPORATED<<+                                                                             994,451
     14,127  LCA-VISION INCORPORATED<<                                                                                   415,178
     10,135  LHC GROUP INCORPORATED<<+                                                                                   217,598
     14,999  MATRIA HEALTHCARE INCORPORATED+                                                                             392,374
      9,579  MEDCATH CORPORATION+                                                                                        263,039
     22,197  NAUTILUS GROUP INCORPORATED<<                                                                               176,910
     23,218  ODYSSEY HEALTHCARE INCORPORATED+                                                                            223,125
     34,494  PEDIATRIX MEDICAL GROUP INCORPORATED+                                                                     2,256,597
     12,063  REHABCARE GROUP INCORPORATED+                                                                               212,188
     39,468  SIERRA HEALTH SERVICES INCORPORATED<<+                                                                    1,665,155
     31,521  SUNRISE SENIOR LIVING INCORPORATED<<+                                                                     1,114,898

                                                                                                                      11,775,002
                                                                                                                  --------------
HOLDING & OTHER INVESTMENT OFFICES: 3.30%
      9,297  4KIDS ENTERTAINMENT INCORPORATED+                                                                           163,534
     22,636  ACADIA REALTY TRUST                                                                                         614,115
     33,039  COLONIAL PROPERTIES TRUST<<                                                                               1,133,238
     16,725  EASTGROUP PROPERTIES INCORPORATED<<                                                                         756,974
     18,765  ENTERTAINMENT PROPERTIES TRUST                                                                              953,262
     17,705  ESSEX PROPERTY TRUST INCORPORATED                                                                         2,081,577
     40,870  INLAND REAL ESTATE CORPORATION                                                                              633,076
     23,014  KILROY REALTY CORPORATION                                                                                 1,395,339
     20,345  KITE REALTY GROUP TRUST                                                                                     382,486
     14,471  LTC PROPERTIES INCORPORATED                                                                                 342,529
     34,887  MEDICAL PROPERTIES TRUST INCORPORATED<<                                                                     464,695
     17,953  MID-AMERICA APARTMENT COMMUNITIES INCORPORATED<<                                                            894,957
     47,210  NATIONAL RETAIL PROPERTIES INCORPORATED<<                                                                 1,150,980
     11,194  PARKWAY PROPERTIES INCORPORATED                                                                             494,103
     11,265  PS BUSINESS PARKS INCORPORATED                                                                              640,415
     15,184  SOVRAN SELF STORAGE INCORPORATED                                                                            696,035
     22,028  TANGER FACTORY OUTLET CENTERS INCORPORATED<<                                                                894,117

                                                                                                                      13,691,432
                                                                                                                  --------------
HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES: 0.42%
     21,396  BELL MICROPRODUCTS INCORPORATED<<+                                                                          133,083
     15,542  COST PLUS INCORPORATED<<+                                                                                    62,479
     20,844  GUITAR CENTER INCORPORATED<<+                                                                             1,236,049
     15,970  HAVERTY FURNITURE COMPANIES INCORPORATED                                                                    140,057
     20,995  TUESDAY MORNING CORPORATION<<                                                                               188,745

                                                                                                                       1,760,413
                                                                                                                  --------------

214 Wells Fargo Advantage Master Portfolios

                                    Portfolio of Investments--September 30, 2007


SMALL CAP INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                            VALUE
HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES: 0.14%
     15,202  MARCUS CORPORATION                                                                                   $      291,878
      9,943  MONARCH CASINO & RESORT INCORPORATED+                                                                       282,878

                                                                                                                         574,756
                                                                                                                  --------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT: 5.65%
     14,247  A.S.V. INCORPORATED<<+                                                                                      199,885
     13,230  ASTEC INDUSTRIES INCORPORATED+                                                                              760,064
     71,862  AXCELIS TECHNOLOGIES INCORPORATED+                                                                          367,215
     12,333  BLACK BOX CORPORATION                                                                                       527,359
     34,977  BRIGGS & STRATTON CORPORATION<<                                                                             880,721
     49,528  BROOKS AUTOMATION INCORPORATED<<+                                                                           705,279
      6,729  CASCADE CORPORATION                                                                                         438,529
     19,064  DRIL-QUIP INCORPORATED+                                                                                     940,808
     15,156  ENPRO INDUSTRIES INCORPORATED+                                                                              615,334
     37,616  GARDNER DENVER INCORPORATED+                                                                              1,467,024
     15,158  INTEVAC INCORPORATED+                                                                                       230,402
     19,850  KAYDON CORPORATION<<                                                                                      1,032,002
     37,937  KULICKE & SOFFA INDUSTRIES INCORPORATED<<+                                                                  321,706
     47,623  LENNOX INTERNATIONAL INCORPORATED                                                                         1,609,657
      8,205  LINDSAY MANUFACTURING COMPANY<<                                                                             359,215
     10,516  LUFKIN INDUSTRIES INCORPORATED                                                                              578,590
     88,279  MANITOWOC COMPANY INCORPORATED                                                                            3,908,994
     28,673  MICROS SYSTEMS INCORPORATED<<+                                                                            1,865,752
     12,782  NATCO GROUP INCORPORATED<<+                                                                                 661,469
     24,639  NETGEAR INCORPORATED<<+                                                                                     749,518
     12,341  PLANAR SYSTEMS INCORPORATED+                                                                                 82,808
     12,034  ROBBINS & MYERS INCORPORATED                                                                                689,428
     18,199  SCANSOURCE INCORPORATED+                                                                                    511,574
     27,939  TORO COMPANY                                                                                              1,643,651
     16,403  ULTRATECH INCORPORATED+                                                                                     227,346
     17,325  WATSCO INCORPORATED<<                                                                                       804,400
     20,876  WOODWARD GOVERNOR COMPANY                                                                                 1,302,662

                                                                                                                      23,481,392
                                                                                                                  --------------
INSURANCE AGENTS, BROKERS & SERVICE: 0.27%
     25,934  HILB, ROGAL & HAMILTON COMPANY                                                                            1,123,720
                                                                                                                  --------------
INSURANCE CARRIERS: 3.17%
     36,892  AMERIGROUP CORPORATION<<+                                                                                 1,272,036
     30,725  CENTENE CORPORATION<<+                                                                                      660,895
     30,931  DELPHI FINANCIAL GROUP INCORPORATED CLASS A<<                                                             1,250,231
     47,667  FREMONT GENERAL CORPORATION<<+                                                                              185,901
     25,806  HEALTHEXTRAS INCORPORATED+                                                                                  718,181
     13,596  INFINITY PROPERTY & CASUALTY CORPORATION<<                                                                  546,831
     11,802  LANDAMERICA FINANCIAL GROUP INCORPORATED<<                                                                  460,042
     40,729  PHILADELPHIA CONSOLIDATED HOLDING CORPORATION+                                                            1,683,737
     15,171  PRESIDENTIAL LIFE CORPORATION                                                                               257,300
     23,457  PROASSURANCE CORPORATION+                                                                                 1,263,629
     13,880  RLI CORPORATION                                                                                             787,274
     11,424  SAFETY INSURANCE GROUP INCORPORATED                                                                         410,579
      5,813  SCPIE HOLDINGS INCORPORATED+                                                                                129,339
     37,628  SELECTIVE INSURANCE GROUP INCORPORATED                                                                      800,724
     12,863  STEWART INFORMATION SERVICES CORPORATION                                                                    440,815
     14,198  TOWER GROUP INCORPORATED                                                                                    371,704
      8,707  TRIAD GUARANTY INCORPORATED<<+                                                                              165,172

Portfolio of Investments--September 30, 2007

                                     Wells Fargo Advantage Master Portfolios 215


SMALL CAP INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                            VALUE
INSURANCE CARRIERS (continued)
     15,572  UNITED FIRE & CASUALTY COMPANY<<                                                                     $      608,709
     26,075  ZENITH NATIONAL INSURANCE CORPORATION                                                                     1,170,507

                                                                                                                      13,183,606
                                                                                                                  --------------
LEATHER & LEATHER PRODUCTS: 0.43%
     31,121  BROWN SHOE COMPANY INCORPORATED                                                                             603,747
     16,039  GENESCO INCORPORATED+                                                                                       739,879
     18,820  K-SWISS INCORPORATED                                                                                        431,166

                                                                                                                       1,774,792
                                                                                                                  --------------
LEGAL SERVICES: 0.08%
      6,333  Pre-PAID Legal Services Incorporated<<                                                                      351,228
                                                                                                                  --------------
LUMBER & WOOD PRODUCTS, EXCEPT FURNITURE: 0.25%
     11,068  COACHMEN INDUSTRIES INCORPORATED+                                                                            74,156
      7,468  DELTIC TIMBER CORPORATION                                                                                   425,079
      4,782  SKYLINE CORPORATION                                                                                         143,843
     13,387  UNIVERSAL FOREST PRODUCTS                                                                                   400,271

                                                                                                                       1,043,349
                                                                                                                  --------------
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS:8.65%
     50,667  AMERICAN MEDICAL SYSTEMS HOLDINGS INCORPORATED<<+                                                           858,806
      9,849  ANALOGIC CORPORATION                                                                                        627,972
     19,325  ARTHROCARE CORPORATION<<+                                                                                 1,080,074
     16,808  BIOLASE TECHNOLOGY INCORPORATED<<+                                                                          114,967
     21,992  COHERENT INCORPORATED+                                                                                      705,503
     16,110  COHU INCORPORATED                                                                                           302,063
     19,824  CONMED CORPORATION+                                                                                         554,874
     31,513  COOPER COMPANIES INCORPORATED<<                                                                           1,651,911
     15,535  CYBERONICS INCORPORATED<<+                                                                                  216,558
      9,073  DATASCOPE CORPORATION                                                                                       306,758
     16,628  DJ ORTHOPEDICS INCORPORATED+                                                                                816,435
     11,969  EDO CORPORATION<<                                                                                           670,384
     18,158  ESTERLINE TECHNOLOGIES CORPORATION<<                                                                      1,035,914
     11,672  FARO TECHNOLOGIES INCORPORATED+                                                                             515,319
     25,462  FEI COMPANY<<+                                                                                              800,271
     46,648  FLIR SYSTEMS INCORPORATED<<+                                                                              2,583,833
     32,125  FOSSIL INCORPORATED<<+                                                                                    1,200,190
     18,659  HAEMONETICS CORPORATION<<+                                                                                  922,128
     37,891  HOLOGIC INCORPORATED<<+                                                                                   2,311,351
      9,055  ICU MEDICAL INCORPORATED+                                                                                   350,881
     12,932  INTEGRA LIFESCIENCES HOLDINGS<<+                                                                            628,237
     49,746  ION GEOPHYSICAL CORPORATION<<+                                                                              687,987
     21,341  ITRON INCORPORATED<<+                                                                                     1,986,207
      9,946  KEITHLEY INSTRUMENTS INCORPORATED                                                                           105,428
      8,406  KENSEY NASH CORPORATION+                                                                                    219,481
     47,764  KOPIN CORPORATION+                                                                                          181,981
     23,787  MENTOR CORPORATION<<                                                                                      1,095,391
     28,003  MERIDIAN DIAGNOSTICS INCORPORATED<<                                                                         849,051
     19,499  MERIT MEDICAL SYSTEMS INCORPORATED+                                                                         253,097
     35,629  MKS INSTRUMENTS INCORPORATED<<+                                                                             677,664
     12,584  MTS SYSTEMS CORPORATION                                                                                     523,494
     27,851  NEWPORT CORPORATION<<+                                                                                      424,171
     12,262  OSTEOTECH INCORPORATED+                                                                                      92,210
     12,933  PALOMAR MEDICAL TECHNOLOGIES INCORPORATED<<+                                                                368,461
     11,719  PHOTON DYNAMICS INCORPORATED<<+                                                                             106,057

216 Wells Fargo Advantage Master Portfolios

                                    Portfolio of Investments--September 30, 2007


SMALL CAP INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES        SECURITY NAME                                                                                           VALUE
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS (continued)
     15,984   POLYMEDICA CORPORATION<<                                                                            $      839,480
     12,036   POSSIS MEDICAL INCORPORATED+                                                                               163,088
     51,910   RESPIRONICS INCORPORATED+                                                                                2,493,237
     20,512   RUDOLPH TECHNOLOGIES INCORPORATED+                                                                         283,681
     18,301   SONIC SOLUTIONS<<+                                                                                         191,611
     24,935   SYMMETRY MEDICAL INCORPORATED+                                                                             416,415
     24,653   TELEDYNE TECHNOLOGIES INCORPORATED<<+                                                                    1,316,224
     23,391   THERAGENICS CORPORATION+                                                                                   105,026
     83,584   TRIMBLE NAVIGATION LIMITED+                                                                              3,277,329
     22,334   VEECO INSTRUMENTS INCORPORATED<<+                                                                          432,833
      5,603   VITAL SIGNS INCORPORATED                                                                                   292,140
     20,259   X-RITE INCORPORATED<<+                                                                                     292,540

                                                                                                                      35,928,713
                                                                                                                  --------------
MEDICAL EQUIPMENT & SUPPLIES: 0.34%
     22,495   INVACARE CORPORATION                                                                                       525,933
     47,379   PSS WORLD MEDICAL INCORPORATED<<+                                                                          906,360

                                                                                                                       1,432,293
                                                                                                                  --------------
MINING & QUARRYING OF NONMETALLIC MINERALS, EXCEPT FUELS: 0.12%
     15,673   AMCOL INTERNATIONAL CORPORATION<<                                                                          518,620
                                                                                                                  --------------
MISCELLANEOUS MANUFACTURING INDUSTRIES: 0.70%
     50,492   CENTRAL GARDEN & PET COMPANY CLASS A<<+                                                                    453,418
     23,430   DAKTRONICS INCORPORATED<<                                                                                  637,765
     19,804   JAKKS PACIFIC INCORPORATED+                                                                                528,965
     11,589   LYDALL INCORPORATED+                                                                                       107,546
     14,951   RC2 CORPORATION+                                                                                           413,993
     11,755   RUSS BERRIE & COMPANY INCORPORATED                                                                         197,484
     24,795   SHUFFLE MASTER INCORPORATED<<+                                                                             370,685
      8,742   STANDEX INTERNATIONAL CORPORATION                                                                          180,785

                                                                                                                       2,890,641
                                                                                                                  --------------
MISCELLANEOUS RETAIL: 1.37%
     15,836   BIG 5 SPORTING GOODS CORPORATION                                                                           296,133
     11,180   BLUE NILE INCORPORATED<<+                                                                                1,052,262
     20,794   CASH AMERICA INTERNATIONAL INCORPORATED                                                                    781,854
     21,889   HIBBETT SPORTS INCORPORATED<<+                                                                             542,847
     17,544   JO ANN STORES INCORPORATED<<+                                                                              370,178
     22,319   LONGS DRUG STORES CORPORATION                                                                            1,108,585
     13,563   NORTH AMERICAN WATCH CORPORATION                                                                           432,931
     28,723   SPECTRUM BRANDS INCORPORATED<<+                                                                            166,593
     11,977   STAMPS.COM INCORPORATED<<+                                                                                 143,365
     34,501   ZALE CORPORATION<<+                                                                                        798,353

                                                                                                                       5,693,101
                                                                                                                  --------------
MOTION PICTURES: 0.16%
     24,349   AVID TECHNOLOGY INCORPORATED<<+                                                                            659,371
                                                                                                                  --------------

MOTOR FREIGHT TRANSPORTATION & WAREHOUSING: 0.93%
     17,646   ARKANSAS BEST CORPORATION<<                                                                                576,318
     20,724   FORWARD AIR CORPORATION                                                                                    617,161
     40,791   HEARTLAND EXPRESS INCORPORATED<<                                                                           582,495
     38,615   LANDSTAR SYSTEM INCORPORATED                                                                             1,620,672
     19,940   OLD DOMINION FREIGHT LINE+                                                                                 477,962
                                                                                                                       3,874,608
                                                                                                                  --------------

Portfolio of Investments--September 30, 2007

                                     Wells Fargo Advantage Master Portfolios 217


SMALL CAP INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES        SECURITY NAME                                                                                           VALUE
NON-DEPOSITORY CREDIT INSTITUTIONS: 0.33%
     18,140   FINANCIAL FEDERAL CORPORATION<<                                                                     $      508,101
     19,646   FIRST CASH FINANCIAL SERVICES INCORPORATED+                                                                460,109
     12,309   WORLD ACCEPTANCE CORPORATION+                                                                              407,182

                                                                                                                       1,375,392
                                                                                                                  --------------

OIL & GAS EXTRACTION: 4.76%
     19,389   ATWOOD OCEANICS INCORPORATED+                                                                            1,484,422
     68,151   CABOT OIL & GAS CORPORATION<<                                                                            2,396,189
     64,247   HELIX ENERGY SOLUTIONS GROUP INCORPORATED<<+                                                             2,727,928
     38,345   OCEANEERING INTERNATIONAL INCORPORATED<<+                                                                2,906,551
     10,483   PETROLEUM DEVELOPMENT CORPORATION+                                                                         464,921
     34,938   PIONEER DRILLING COMPANY+                                                                                  425,545
     17,015   SEACOR HOLDINGS INCORPORATED+                                                                            1,618,127
     44,645   ST. MARY LAND & EXPLORATION COMPANY                                                                      1,592,487
     19,709   STONE ENERGY CORPORATION+                                                                                  788,557
     11,066   SUPERIOR WELL SERVICES                                                                                     251,530
     21,146   SWIFT ENERGY COMPANY+                                                                                      865,294
     51,008   TETRA TECHNOLOGIES INCORPORATED<<+                                                                       1,078,309
     32,672   UNIT CORPORATION+                                                                                        1,581,325
     21,537   W-H ENERGY SERVICES INCORPORATED+                                                                        1,588,354

                                                                                                                      19,769,539
                                                                                                                  --------------

PAPER & ALLIED PRODUCTS: 0.77%
     27,476   BUCKEYE TECHNOLOGIES INCORPORATED+                                                                         415,987
     20,482   CARAUSTAR INDUSTRIES INCORPORATED+                                                                          91,350
     14,003   CHESAPEAKE CORPORATION+                                                                                    118,465
     10,515   NEENAH PAPER INCORPORATED                                                                                  347,941
     39,687   PLAYTEX PRODUCTS INCORPORATED+                                                                             725,478
     24,811   ROCK-TENN COMPANY CLASS A                                                                                  717,038
     11,054   SCHWEITZER MANDUIT INTERNATIONAL INCORPORATED                                                              257,558
      8,885   STANDARD REGISTER COMPANY                                                                                  112,928
     35,598   WAUSAU PAPER CORPORATION                                                                                   396,918

                                                                                                                       3,183,663
                                                                                                                  --------------
PERSONAL SERVICES: 0.45%
      6,746   ANGELICA CORPORATION                                                                                       132,964
     19,636   COINSTAR INCORPORATED+                                                                                     631,690
      3,729   CPI CORPORATION                                                                                            143,641
     14,983   G & K SERVICES INCORPORATED CLASS A                                                                        602,317
     10,035   UNIFIRST CORPORATION                                                                                       375,911

                                                                                                                       1,886,523
                                                                                                                  --------------
PETROLEUM REFINING & RELATED INDUSTRIES: 0.40%
     29,710   HEADWATERS INCORPORATED<<+                                                                                 442,085
     12,132   WD-40 COMPANY                                                                                              414,186
     20,121   WORLD FUEL SERVices Corporation                                                                            821,138

                                                                                                                       1,677,409
                                                                                                                  --------------
PHARMACEUTICALS: 0.20%
      8,987   KENDLE INTERNATIONAL INCORPORATED<<+                                                                       373,230
     30,770   SAVIENT PHARMACEUTICALS INCORPORATED+                                                                      447,704

                                                                                                                         820,934
                                                                                                                  --------------

218 Wells Fargo Advantage Master Portfolios

                                    Portfolio of Investments--September 30, 2007


SMALL CAP INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES        SECURITY NAME                                                                                           VALUE
PHARMACEUTICALS: 0.11%
     49,128   ViroPharma Incorporated<<+                                                                          $      437,239
                                                                                                                  --------------

PRIMARY METAL INDUSTRIES: 2.52%
     31,760   BELDEN CDT INCORPORATED<<                                                                                1,489,862
     14,348   BRUSH ENGINEERED MATERIALS INCORPORATED+                                                                   744,518
     20,463   CENTURY ALUMINUM COMPANY<<+                                                                              1,077,377
     31,263   CURTISS-WRIGHT CORPORATION                                                                               1,484,993
     20,997   GIBRALTAR INDUSTRIES INCORPORATED                                                                          388,445
     26,087   MUELLER INDUSTRIES INCORPORATED                                                                            942,784
     26,167   QUANEX CORPORATION                                                                                       1,229,326
     16,250   RTI INTERNATIONAL METALS INCORPORATED<<+                                                                 1,287,975
     19,239   TEXAS INDUSTRIES INCORPORATED                                                                            1,510,262
     17,276   TREDEGAR CORPORATION                                                                                       298,011

                                                                                                                      10,453,553
                                                                                                                  --------------

PRINTING, PUBLISHING & ALLIED INDUSTRIES: 0.23%
     19,772   BOWNE & COMPANY INCORPORATED                                                                               329,402
      9,666   CONSOLIDATED GRAPHICS INCORPORATED+                                                                        606,928

                                                                                                                         936,330
                                                                                                                  --------------

RAILROAD TRANSPORTATION: 0.42%
     54,085   KANSAS CITY SOUTHERN<<+                                                                                  1,739,914
                                                                                                                  --------------
REAL ESTATE: 0.06%
     18,453   MERITAGE CORPORATION<<+                                                                                    260,556
                                                                                                                  --------------
REAL ESTATE INVESTMENT TRUST (REIT): 0.53%
     45,058   LEXINGTON CORPORATE PROPERTIES TRUST                                                                       901,611
     58,865   SENIOR HOUSING PROPERTIES TRUST                                                                          1,298,562

                                                                                                                       2,200,173
                                                                                                                  --------------
RETAIL, TRADE & SERVICES: 0.46%
     37,465   MEN'S WEARHOUSE INCORPORATED                                                                             1,892,732
                                                                                                                  --------------

RUBBER & MISCELLANEOUS PLASTICS PRODUCTS: 0.09%
     19,181   A. SCHULMAN INCORPORATED                                                                                   378,441
                                                                                                                  --------------

SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES: 0.80%
     31,228   INVESTMENT TECHNOLOGY GROUP INCORPORATED<<+                                                              1,342,179
     38,065   LABRANCHE & COMPANY INCORPORATED<<+                                                                        178,144
     31,014   OPTIONSXPRESS HOLDINGS INCORPORATED                                                                        810,706
     13,006   PIPER JAFFRAY COMPANIES INCORPORATED+                                                                      697,122
     15,799   SWS GROUP INCORPORATED                                                                                     279,484

                                                                                                                       3,307,635
                                                                                                                  --------------

SOCIAL SERVICES: 0.10%
     17,503   RES-CARE INCORPORATED+                                                                                     399,769
                                                                                                                  --------------
SOFTWARE: 0.20%
     18,687   EPIQ SYSTEMS INCORPORATED+                                                                                 351,689
     13,671   MANTECH INTERNATIONAL CORPORATION CLASS A<<+                                                               491,883

                                                                                                                         843,572
                                                                                                                  --------------

Portfolio of Investments--September 30, 2007

                                     Wells Fargo Advantage Master Portfolios 219


SMALL CAP INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES        SECURITY NAME                                                                                           VALUE
STONE, CLAY, GLASS & CONCRETE PRODUCTS: 0.52%
     20,338   APOGEE ENTERPRISES INCORPORATED                                                                     $      527,568
     16,773   CABOT MICROELECTRONICS CORPORATION<<+                                                                      717,046
     14,295   CARBO CERAMICS INCORPORATED<<                                                                              725,185
     10,226   LIBBEY INCORPORATED                                                                                        179,160

                                                                                                                       2,148,959
                                                                                                                  --------------
TEXTILE MILL PRODUCTS: 0.68%
     18,447   ALBANY INTERNATIONAL CORPORATION CLASS A                                                                   691,578
     38,543   INTERFACE INCORPORATED                                                                                     695,701
     10,939   OXFORD INDUSTRIES INCORPORATED                                                                             395,117
     37,618   WOLVERINE WORLD WIDE INCORPORATED                                                                        1,030,733

                                                                                                                       2,813,129
                                                                                                                  --------------

TEXTILES - PRODUCTS: 0.23%
     39,948   ICONIX BRAND GROUP INCORPORATED<<+                                                                         950,363
                                                                                                                  --------------
TOBACCO PRODUCTS: 0.10%
     62,463   ALLIANCE ONE INTERNATIONAL INCORPORATED+                                                                   408,508
                                                                                                                  --------------
TRANSPORTATION BY AIR: 0.50%
     16,699   BRISTOW GROUP INCORPORATED<<+                                                                              729,913
     25,784   FRONTIER AIRLINES HOLDINGS INCORPORATED<<+                                                                 159,603
     20,216   MESA AIR GROUP INCORPORATED+                                                                                89,759
     43,759   SKYWEST INCORPORATED                                                                                     1,101,414

                                                                                                                       2,080,689
                                                                                                                  --------------
TRANSPORTATION EQUIPMENT: 1.86%
     26,596   AAR CORPORATION+                                                                                           806,923
      8,683   ARCTIC CAT INCORPORATED                                                                                    142,054
     35,038   CLARCOR INCORPORATED<<                                                                                   1,198,650
     45,205   FLEETWOOD ENTERPRISES INCORPORATED<<+                                                                      386,503
     39,617   GENCORP INCORPORATED<<+                                                                                    473,819
     16,915   GROUP 1 AUTOMOTIVE INCORPORATED                                                                            567,837
     16,219   HORNBECK OFFSHORE<<+                                                                                       595,237
     21,076   MONACO COACH CORPORATION                                                                                   295,696
     25,132   POLARIS INDUSTRIES INCORPORATED<<                                                                        1,096,258
      8,526   STANDARD MOTOR PRODUCTS INCORPORATED                                                                        80,144
     16,291   Superior Industries International Incorporated                                                             353,352
     11,710   TRIUMPH GROUP INCORPORATED                                                                                 956,824
     21,307   WABASH NATIONAL CORPORATION                                                                                240,556
     21,660   WINNEBAGO INDUSTRIES INCORPORATED<<                                                                        517,241

                                                                                                                       7,711,094
                                                                                                                  --------------
TRANSPORTATION SERVICES: 0.20%
     27,788   HUB GROUP INCORPORATED CLASS A<<+                                                                          834,474
                                                                                                                  --------------
WATER TRANSPORTATION: 0.40%
     37,562   KIRBY CORPORATION+                                                                                       1,657,987
                                                                                                                  --------------
WHOLESALE TRADE NON-DURABLE GOODS: 1.31%
     27,924   HAIN CELESTIAL GROUP INCORPORATED+                                                                         897,198
     19,791   MYERS INDUSTRIES INCORPORATED                                                                              392,258
      9,470   NASH FINCH COMPANY                                                                                         377,190
     24,950   PERFORMANCE FOOD GROUP COMPANY<<+                                                                          751,744
     12,646   SCHOOL SPECIALTY INCORPORATED+                                                                             437,931
     15,363   SPARTAN STORES INCORPORATED                                                                                346,128

220 Wells Fargo Advantage Master Portfolios

                                    Portfolio of Investments--September 30, 2007


SMALL CAP INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES        SECURITY NAME                                                                                           VALUE
WHOLESALE TRADE NON-DURABLE GOODS (continued)
     24,445   TRACTOR SUPPLY COMPANY<<+                                                                           $    1,126,670
     19,730   UNITED STATIONERS INCORPORATED<<+                                                                        1,095,410

                                                                                                                       5,424,529
                                                                                                                  --------------
WHOLESALE TRADE-DURABLE GOODS: 2.44%
     11,354   A.M. CASTLE & COMPANY                                                                                      370,140
     25,830   APPLIED INDUSTRIAL TECHNOLOGIES INCORPORATED<<                                                             796,339
     31,627   BARNES GROUP INCORPORATED                                                                                1,009,534
     20,688   BUILDING MATERIALS HOLDINGS CORPORATION<<                                                                  218,879
     17,752   DIGI INTERNATIONAL INCORPORATED+                                                                           252,788
     34,548   INSIGHT ENTERPRISES INCORPORATED+                                                                          891,684
     17,254   KAMAN CORPORATION CLASS A                                                                                  596,298
     11,658   KEYSTONE AUTOMOTIVE INDUSTRIES INCORPORATED+                                                               556,786
     40,734   KNIGHT TRANSPORTATION INCORPORATED<<                                                                       701,032
      2,938   LAWSON PRODUCTS INCORPORATED                                                                               102,272
     38,060   LKQ CORPORATION<<+                                                                                       1,324,869
     28,391   OWENS & MINOR INCORPORATED                                                                               1,081,413
     29,472   PEP BOYS-MANNY, MOE & JACK<<                                                                               413,492
     34,712   POOL CORPORATION<<                                                                                         867,093
     18,672   RYERSON INCORPORATED<<                                                                                     629,993
     24,328   TYLER TECHNOLOGIES INCORPORATED+                                                                           324,760

                                                                                                                      10,137,372
                                                                                                                  --------------
WIRELESS COMMUNICATIONS: 0.08%
     19,867   AUTHORIZE.NET HOLDINGS INCORPORATED+                                                                       350,255
                                                                                                                  --------------

TOTAL COMMON STOCKS (COST $317,246,785)                                                                              409,572,473
                                                                                                                  --------------

COLLATERAL FOR SECURITIES LENDING: 37.89%

COLLATERAL INVESTED IN MONEY MARKET FUNDS: 1.67%
  2,542,218   AIM SHORT-TERM INVESTMENT COMPANY - LIQUID ASSETS PORTFOLIO                                              2,542,218
  2,190,155   BLACKROCK TEMP FUND B #24 MONEY MARKET FUND                                                              2,190,155
  2,190,155   SCUDDER DAILY ASSETS MONEY MARKET FUND                                                                   2,190,155

                                                                                                                       6,922,528
                                                                                                                  --------------

PRINCIPAL                                                                         INTEREST RATE   MATURITY DATE
COLLATERAL INVESTED IN OTHER ASSETS: 36.22%
$ 1,752,124   ALPINE SECURITIZATION CORPORATION                                        5.30%        10/03/2007         1,751,616
    292,021   ATLANTIC ASSET SECURITIZATION CORPORATION++                              5.30         10/02/2007           291,977
  1,460,104   ATLANTIC ASSET SECURITIZATION CORPORATION                                5.30         10/24/2007         1,455,212
    730,052   ATLAS CAPITAL FUNDING CORPORATION SERIES MTN1+/-++                       5.03         10/25/2007           730,059
    730,052   BANCO SANTANDER TOTTA LOAN+/-++                                          5.76         10/15/2008           729,957
    730,052   BANK OF IRELAND SERIES EXTC+/-++                                         5.35         10/14/2008           728,949
  1,022,072   BANK OF MONTREAL                                                         5.08         10/22/2007         1,021,929
  2,628,186   BARCLAYS REPURCHASE AGREEMENT - 102% COLLATERALIZED (MATURITY
              VALUE $2,629,369)                                                        5.40         10/01/2007         2,628,186
  1,022,072   BARTON CAPITAL CORPORATION                                               5.23         10/02/2007         1,021,919
    963,668   BARTON CAPITAL CORPORATION                                               5.24         10/15/2007           961,702
    794,939   BARTON CAPITAL CORPORATION                                               5.27         10/19/2007           792,856
  1,460,104   BEAR STEARNS & COMPANY INCORPORATED INTERNATIONAL REPURCHASE
              AGREEMENT - 102% COLLATERALIZED (MATURITY VALUE $1,460,749)              5.30         10/01/2007         1,460,104

  4,088,290   BEAR STEARNS & COMPANY INCORPORATED REPURCHASE AGREEMENT -
              102% COLLATERALIZED(MATURITY VALUE $4,090,113)                           5.35         10/01/2007         4,088,290

Portfolio of Investments--September 30, 2007

                                     Wells Fargo Advantage Master Portfolios 221


SMALL CAP INDEX PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                                       INTEREST RATE   MATURITY DATE      VALUE
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$   584,041   BNP PARIBAS+/-                                                           5.33%        05/07/2008    $      583,627
    314,282   BNP PARIBAS REPURCHASE AGREEMENT - 102% COLLATERALIZED
              (MATURITY VALUE $314,421)                                                5.29         10/01/2007           314,282
  4,380,311   BNP PARIBAS REPURCHASE AGREEMENT - 102% COLLATERALIZED
              (MATURITY VALUE $4,382,257)                                              5.33         10/01/2007         4,380,311
    788,456   CAFCO LLC++                                                              5.20         10/02/2007           788,338
    438,031   CANCARA ASSET SECURITIZATION LIMITED++                                   5.19         10/17/2007           437,010
    992,870   CHARIOT FUNDING LLC                                                      5.18         10/18/2007           990,408
  1,022,072   CHARIOT FUNDING LLC++                                                    5.31         10/09/2007         1,020,877
  1,022,072   CHARIOT FUNDING LLC++                                                    5.37         10/04/2007         1,021,623
  1,898,135   CHEYNE FINANCE LLC+/-++^^                                                4.98         02/25/2008         1,818,394
  1,460,104   CHEYNE FINANCE LLC+/-++^^                                                5.29         05/19/2008         1,460,104
    292,021   CIT GROUP INCORPORATED+/-                                                5.67         12/19/2007           290,453
    321,953   CIT GROUP INCORPORATED+/-                                                5.73         11/23/2007           320,147
  4,985,726   CITIGROUP REPURCHASE AGREEMENT - 102% COLLATERALIZED (MATURITY
              VALUE $4,987,940)                                                        5.33         10/01/2007         4,985,726
    146,010   CLIPPER RECEIVABLES CORPORATION++                                        5.22         10/01/2007           146,010
    146,010   COMERICA BANK+/-                                                         5.82         02/08/2008           146,121
  9,325,942   CREDIT SUISSE FIRST BOSTON REPURCHASE AGREEMENT - 102%
              COLLATERALIZED (MATURITY VALUE $9,330,100)                               5.35         10/01/2007         9,325,942
  1,752,124   CULLINAN FINANCE CORPORATION+/-++                                        5.11         02/25/2008         1,752,124
    730,052   CULLINAN FINANCE CORPORATION+/-++                                        5.32         02/12/2008           730,001
  2,190,155   CULLINAN FINANCE CORPORATION+/-++                                        5.32         08/04/2008         2,189,673
  4,380,311   EBBETS FUNDING LLC++                                                     5.90         10/01/2007         4,380,311
  1,606,114   ERASMUS CAPITAL CORPORATION++                                            5.34         10/10/2007         1,604,010
    292,021   ERASMUS CAPITAL CORPORATION++                                            5.65         10/01/2007           292,021
  1,460,104   FAIRWAY FINANCE CORPORATION++                                            5.25         10/10/2007         1,458,191
  1,168,083   FAIRWAY FINANCE CORPORATION++                                            5.30         10/05/2007         1,167,405
    730,052   FALCON ASSET SECURITIZATION CORPORATION                                  5.35         11/06/2007           726,226
  2,920,207   FIVE FINANCE INCORPORATED+/-++                                           5.30         07/09/2008         2,918,017
  1,077,556   FOUNTAIN SQUARE COMMERCIAL FUNDING CORPORATION                           5.38         10/31/2007         1,072,847
    730,052   GALLEON CAPITAL LLC++                                                    5.25         10/02/2007           729,942
  1,197,285   GALLEON CAPITAL LLC++                                                    5.28         10/01/2007         1,197,285
    759,254   GALLEON CAPITAL LLC                                                      5.34         10/19/2007           757,265
    292,021   HARRIER FINANCE FUNDING LLC+/-                                           5.15         04/25/2008           292,021
    730,052   HARRIER FINANCE FUNDING LLC+/-++                                         5.31         01/11/2008           729,358
  1,460,104   HUDSON-THAMES LLC+/-++                                                   5.67         06/16/2008         1,461,388
  1,898,135   ING (USA) ANNUITY & LIFE INSURANCE COMPANY+/-                            5.82         08/16/2008         1,898,135
    730,052   INTESA BANK (IRELAND) PLC SERIES BKNT+/-++                               5.14         10/24/2008           729,490
 16,937,201   JPMORGAN CHASE SECURITIES CORPORATION REPURCHASE AGREEMENT -
              102% COLLATERALIZED(MATURITY VALUE $16,944,752)                          5.35         10/01/2007        16,937,201
  2,306,964   K2 (USA) LLC                                                             6.11         10/05/2007         2,305,625
  1,679,119   KESTREL FUNDING US LLC+/-++                                              5.10         02/25/2008         1,677,574
    292,021   KESTREL FUNDING US LLC+/-                                                5.15         04/25/2008           292,021
    438,031   KESTREL FUNDING US LLC                                                   5.88         10/09/2007           437,519
  1,168,083   LIBERTY STREET FUNDING CORPORATION                                       5.28         10/01/2007         1,168,083
  1,460,104   LINKS FINANCE LLC+/-++                                                   5.32         08/15/2008         1,457,884
  1,956,539   LIQUID FUNDING LIMITED+/-++                                              5.34         11/13/2007         1,956,539
  2,160,953   LIQUID FUNDING LIMITED+/-++                                              5.70         06/11/2008         2,162,725
    616,164   METLIFE GLOBAL FUNDING I+/-++                                            5.43         10/05/2007           616,164

222 Wells Fargo Advantage Master Portfolios

                                    Portfolio of Investments--September 30, 2007


SMALL CAP INDEX PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                                       INTEREST RATE   MATURITY DATE       VALUE
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$ 9,534,790   MORGAN STANLEY REPURCHASE AGREEMENT - 102% COLLATERALIZED
              (MATURITY VALUE $9,539,025)                                              5.33%        10/01/2007    $    9,534,790
    135,060   MORGAN STANLEY SERIES EXL+/-                                             5.83         10/14/2008           134,918
  2,563,212   NORTH SEA FUNDING LLC                                                    5.36         10/15/2007         2,557,983
  1,460,104   NORTH SEA FUNDING LLC++                                                  5.45         10/03/2007         1,459,680
  1,460,104   NORTHERN ROCK PLC+/-++SS.                                                5.78         11/04/2008         1,453,986
    390,957   PERRY GLOBAL FUNDING LLC SERIES A                                        5.59         10/11/2007           390,387
    832,259   PREMIUM ASSET TRUST+/-++                                                 5.33         12/21/2007           832,434
    730,052   PREMIUM ASSET TRUST SERIES 06-B++                                        5.50         12/16/2007           730,052
    554,839   PYXIS MASTER TRUST SERIES 2007-3+/-++                                    5.51         11/27/2007           554,839
    118,122   RACERS TRUST SERIES 2004-6-MM+/-++                                       5.19         03/24/2008           117,983
  2,336,166   REGENCY MARKETS #1 LLC++                                                 5.21         10/12/2007         2,332,428
  1,109,679   REGENCY MARKETS #1 LLC++                                                 5.25         10/04/2007         1,109,190
    584,041   ROYAL BANK OF SCOTLAND GROUP PLC                                         5.55         10/05/2007           584,053
  2,073,347   SCALDIS CAPITAL LIMITED++                                                5.26         10/04/2007         2,072,435
  2,014,943   SCALDIS CAPITAL LIMITED                                                  5.29         10/22/2007         2,008,777
  1,898,135   SEDNA FINANCE INCORPORATED                                               5.38         10/09/2007         1,895,914
  1,051,275   SEDNA FINANCE INCORPORATED+/-++                                          5.79         04/10/2008         1,050,602
    438,031   SHEFFIELD RECEIVABLES CORPORATION++                                      5.25         10/05/2007           437,777
    744,653   SHIPROCK FINANCE SERIES 2007-4A+/-++                                     5.82         04/11/2008           744,653
    569,440   SKANDINAVISKA ENSKILDA BANKEN AB (NEW YORK)+/-                           5.11         02/29/2008           569,344
    730,052   SKANDINAVISKA ENSKILDA BANKEN AB (NEW YORK)+/-                           5.70         02/04/2008           730,672
    584,041   SLM CORPORATION+/-++                                                     5.81         05/12/2008           578,919
    905,264   STANFIELD VICTORIA FUNDING LLC+/-++                                      5.36         04/03/2008           904,947
  1,460,104   STANFIELD VICTORIA FUNDING LLC+/-++                                      5.57         02/15/2008         1,460,250
  1,460,104   TANGO FINANCE CORPORATION                                                5.37         10/04/2007         1,459,461
  1,781,326   THAMES ASSET GLOBAL SECURITIZATION #1 INCORPORATED++                     5.30         10/15/2007         1,777,692
    175,212   THAMES ASSET GLOBAL SECURITIZATION #1 INCORPORATED                       5.31         10/17/2007           174,804
    168,817   THE TRAVELERS INSURANCE COMPANY+/-                                       5.89         02/08/2008           168,814
    608,922   THUNDER BAY FUNDING INCORPORATED                                         5.32         10/25/2007           606,790
  1,428,624   THUNDER BAY FUNDING INCORPORATED++                                       5.33         10/02/2007         1,428,409
    233,617   TULIP FUNDING CORPORATION++                                              5.25         10/04/2007           233,514
  1,168,083   TULIP FUNDING CORPORATION                                                5.27         10/26/2007         1,163,819
    730,052   UNICREDITO ITALIANO BANK (IRELAND) SERIES EXL+/-++                       5.77         10/08/2008           728,694
    730,052   UNICREDITO ITALIANO BANK (IRELAND) SERIES LIB+/-++                       5.84         10/08/2008           728,716
    292,021   VERSAILLES CDS LLC++                                                     5.24         10/03/2007           291,936
  1,168,083   VERSAILLES CDS LLC                                                       5.39         10/16/2007         1,165,525
  1,460,104   VERSAILLES CDS LLC                                                       5.40         10/23/2007         1,455,411
  1,255,689   VICTORIA FINANCE LLC+/-++                                                5.32         07/28/2008         1,253,140
    730,052   VICTORIA FINANCE LLC+/-++                                                5.34         08/07/2008           730,052
  1,460,104   WHITE PINE FINANCE LLC+/-++                                              5.46         02/22/2008         1,460,250
    584,041   ZELA FINANCE CORPORATION                                                 5.32         10/26/2007           581,910

                                                                                                                     150,445,124
                                                                                                                  --------------

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $157,367,652)                                                          157,367,652
                                                                                                                  --------------

Portfolio of Investments--September 30, 2007

                                     Wells Fargo Advantage Master Portfolios 223
SMALL CAP INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES        SECURITY NAME                                                                                           VALUE
SHORT-TERM INVESTMENTS: 1.63%
6,758,363     WELLS FARGO ADVANTAGE MONEY MARKET TRUST~+++                                                        $    6,758,363
                                                                                                                  --------------
PRINCIPAL                                                                         INTEREST RATE   MATURITY DATE
US TREASURY BILLS: 0.08%
$ 35,000      US TREASURY BILL^#                                                       4.76%        11/08/2007            34,859
305,000       US TREASURY BILL^#                                                       4.89         11/08/2007           303,768

                                                                                                                         338,627
                                                                                                                  --------------

TOTAL SHORT-TERM INVESTMENTS (COST $7,096,655)                                                                         7,096,990
                                                                                                                  --------------

TOTAL INVESTMENTS IN SECURITIES
(COST $481,711,092)*                                       138.20%                                                $  574,037,115

OTHER ASSETS AND LIABILITIES, NET                          (38.20)                                                  (158,664,287)
                                                           ------                                                 --------------

TOTAL NET ASSETS                                           100.00%                                                $  415,372,828
                                                           ------                                                 --------------

--------------------------------------------------------------------------------
<<    All or a portion of this security is on loan. (See Note 2)

+     Non-income earning securities.

+/-   Variable rate investments.

++ Securities that may be resold to "qualified institutional buyers" under rule 144A or securities offered pursuant to section 4(2) of the Securities Act of 1933, as amended.

^^ This security is currently in default with regards to scheduled interest or principal payments.

ss. These securities are subject to a demand feature which reduces the effective maturity.

~ This Wells Fargo Advantage Fund invests cash balances that it retains for liquidity purposes in a Wells Fargo Advantage Money Market Fund. The fund does not pay an investment advisory fee for such investments.

+++   Security of an affiliate of the fund with a cost of $6,758,363.

^     Zero coupon bond. Interest rate presented is yield to maturity.

#     Security pledged as collateral for futures transactions. (See Note 2)

* Cost for federal income tax purposes is $483,761,281 and net unrealized appreciation (depreciation) consists of:

      Gross unrealized appreciation                      $120,960,286
      Gross unrealized depreciation                       (30,684,452)
                                                         ------------

      Net unrealized appreciation (depreciation)         $ 90,275,834
                                                         ------------

      The accompanying notes are an integral part of these financial statements.

224 Wells Fargo Advantage Master Portfolios

                                    Portfolio of Investments--September 30, 2007


SMALL COMPANY GROWTH PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                            VALUE
COMMON STOCKS: 98.60%

ADMINISTRATION OF HUMAN RESOURCE PROGRAMS: 1.04%
    281,800  Kenexa Corporation+                                                                                  $    8,673,804
                                                                                                                  --------------

APPAREL & ACCESSORY STORES: 2.41%
    325,400  COLDWATER CREEK INCORPORATED+                                                                             3,533,844
    535,200  PACIFIC SUNWEAR OF CALIFORNIA INCORPORATED+                                                               7,920,960
    102,200  STAGE STORES INCORPORATED                                                                                 1,863,106
  1,762,100  WET SEAL INCORPORATED CLASS A+                                                                            6,819,327

                                                                                                                      20,137,237
                                                                                                                  --------------

BIOPHARMACEUTICALS: 3.30%
    792,200  APPLERA CORPORATION-CELERA GROUP+                                                                        11,138,332
    867,900  HUMAN GENOME SCIENCES INCORPORATED+                                                                       8,930,691
    569,100  ZYMOGENETICS INCORPORATED+                                                                                7,426,755

                                                                                                                      27,495,778
                                                                                                                  --------------

BUSINESS SERVICES: 15.84%
  2,818,100  ART TECHNOLOGY GROUP INCORPORATED+                                                                        8,510,662
    390,100  COMMVAULT SYSTEMS INCORPORATED+                                                                           7,224,652
    263,800  CONCUR TECHNOLOGIES INCORPORATED+                                                                         8,314,976
    331,000  DOUBLE-TAKE SOFTWARE INCORPORATED+                                                                        6,325,410
    603,100  EPICOR SOFTWARE CORPORATION+                                                                              8,304,687
    515,800  FALCONSTOR SOFTWARE INCORPORATED+                                                                         6,215,390
    312,100  FTD GROUP INCORPORATED                                                                                    4,644,048
    394,000  HUDSON HIGHLAND GROUP INCORPORATED+                                                                       5,015,620
    373,400  INNOVATIVE SOLUTIONS & SUPPORT INCORPORATED+                                                              7,083,398
    476,000  OMNICELL INCORPORATED+                                                                                   13,585,040
    401,040  PARAMETRIC TECHNOLOGY CORPORATION+                                                                        6,986,117
    398,700  QUEST SOFTWARE INCORPORATED+                                                                              6,841,692
    916,600  S1 CORPORATION+                                                                                           8,295,230
    993,800  SKILLSOFT PLC ADR+                                                                                        8,934,262
    495,900  SYKES ENTERPRISES INCORPORATED+                                                                           8,236,899
    350,300  THQ INCORPORATED+                                                                                         8,750,494
    252,500  ULTIMATE SOFTWARE GROUP INCORPORATED+                                                                     8,812,250

                                                                                                                     132,080,827
                                                                                                                  --------------

CHEMICALS & ALLIED PRODUCTS: 4.90%
    453,100  ALEXZA PHARMACEUTICALS INCORPORATED+                                                                      3,923,846
    492,500  ALKERMES INCORPORATED+                                                                                    9,062,000
    323,900  ALNYLAM PHARMACEUTICALS INCORPORATED+                                                                    10,614,203
    671,500  AMERICAN ORIENTAL BIOENGINEERING INCORPORATED+                                                            7,487,225
  1,409,500  INDEVUS PHARMACEUTICALS INCORPORATED+                                                                     9,739,645

                                                                                                                      40,826,919
                                                                                                                  --------------
COMMERCIAL SERVICES: 0.94%
    314,300  AERCAP HOLDINGS NV+                                                                                       7,822,927
                                                                                                                  --------------
COMMUNICATIONS: 3.18%
    684,300  MASTEC INCORPORATED+                                                                                      9,628,101
    260,867  SAVVIS INCORPORATED+                                                                                     10,116,409
    307,400  TIME WARNER TELECOM INCORPORATED+                                                                         6,753,578

                                                                                                                      26,498,088
                                                                                                                  --------------

Portfolio of Investments--September 30, 2007

                                     Wells Fargo Advantage Master Portfolios 225


SMALL COMPANY GROWTH PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                            VALUE
DEPOSITORY INSTITUTIONS: 1.13%
    267,300  SIGNATURE BANK+                                                                                      $    9,416,979
                                                                                                                  --------------
ELECTRIC, GAS & SANITARY SERVICES: 1.07%
     76,200  CLEAN ENERGY FUELS CORPORATION<<+                                                                         1,153,668
    157,100  ITC HOLDINGS CORPORATION                                                                                  7,784,305

                                                                                                                       8,937,973
                                                                                                                  --------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT: 16.77%
    822,700  ADVANCED ANALOGIC TECHNOLOGIES INCORPORATED+                                                              8,753,528
    173,600  CYMER INCORPORATED+                                                                                       6,664,504
    875,200  EVERGREEN SOLAR INCORPORATED<<+                                                                           7,815,536
    584,500  GSI LUMONICS INCORPORATED+                                                                                6,604,850
    270,700  HUTCHINSON TECHNOLOGY INCORPORATED+                                                                       6,659,220
    337,100  INTEGRATED DEVICE TECHNOLOGY INCORPORATED<<+                                                              5,218,308
    521,000  MATTSON TECHNOLOGY INCORPORATED<<+                                                                        4,506,650
    227,800  NETLOGIC MICROSYSTEMS INCORPORATED+                                                                       8,225,858
    445,700  OPNEXT INCORPORATED+                                                                                      5,170,120
    370,900  OSI SYSTEMS INCORPORATED+                                                                                 8,348,959
    330,100  PLEXUS CORPORATION+                                                                                       9,044,740
    530,900  PLX TECHNOLOGY INCORPORATED+                                                                              5,733,720
    912,600  PMC-SIERRA INCORPORATED+                                                                                  7,656,714
    453,500  SILICON LABORATORIES INCORPORATED+                                                                       18,938,160
    312,000  TESSERA TECHNOLOGIES INCORPORATED+                                                                       11,700,000
    320,900  TRIDENT MICROSYSTEMS INCORPORATED+                                                                        5,099,101
    400,400  ULTRA CLEAN HOLDINGS INCORPORATED+                                                                        5,885,880
     50,000  UNIVERSAL ELECTRONICS INCORPORATED+                                                                       1,625,000
    115,700  VARIAN SEMICONDUCTOR EQUIPMENT ASSOCIATES INCORPORATED<<+                                                 6,192,264

                                                                                                                     139,843,112
                                                                                                                  --------------
ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES: 4.44%
     95,900  GEN-PROBE INCORPORATED<<+                                                                                 6,385,022
    778,100  ISIS PHARMACEUTICALS INCORPORATED+                                                                       11,648,157
    554,600  KERYX BIOPHARMACEUTICALS INCORPORATED+                                                                    5,512,724
    437,700  REGENERATION TECHNOLOGIES INCORPORATED+                                                                   4,692,144
    276,300  SANGAMO BIOSCIENCES INCORPORATED+                                                                         3,898,593
    683,700  SEQUENOM INCORPORATED+                                                                                    4,915,803

                                                                                                                      37,052,443
                                                                                                                  --------------
GENERAL MERCHANDISE STORES: 1.62%
    869,800  99 CENTS ONLY STORES+                                                                                     8,932,846
    200,000  BON TON STORES INCORPORATED                                                                               4,544,000

                                                                                                                      13,476,846
                                                                                                                  --------------
HEALTH SERVICES: 0.35%

    830,900  CAMBRIDGE HEART INCORPORATED<<+                                                                           2,908,150
                                                                                                                  --------------
HOLDING & OTHER INVESTMENT OFFICES: 0.58%

    475,500  CAPITAL LEASE FUNDING INCORPORATED                                                                        4,873,875
                                                                                                                  --------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT: 5.56%
    862,300  ASYST TECHNOLOGIES INCORPORATED+                                                                          4,561,567
  1,339,300  BROCADE COMMUNICATIONS SYSTEMS INCORPORATED<<+                                                           11,464,408
    845,300  FLOW INTERNATIONAL CORPORATION+                                                                           7,455,546
    173,800  NDS GROUP PLC ADR<<+                                                                                      8,669,144
    283,700  NUANCE COMMUNICATIONS INCORPORATED+                                                                       5,478,247

226 Wells Fargo Advantage Master Portfolios

                                    Portfolio of Investments--September 30, 2007


SMALL COMPANY GROWTH PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                            VALUE
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT (continued)
$ 1,836,900  QUANTUM CORPORATION+                                                                                 $    6,245,460
  1,005,800  SOURCEFORGE INCORPORATED+                                                                                 2,464,210

                                                                                                                      46,338,582
                                                                                                                  --------------
INSURANCE CARRIERS: 0.55%
    436,800  PRIMUS GUARANTY LIMITED<<+                                                                                4,595,136
                                                                                                                  --------------
LUMBER & WOOD PRODUCTS, EXCEPT FURNITURE: 1.17%
    672,400  SUNOPTA INCORPORATED<<+                                                                                   9,743,076
                                                                                                                  --------------
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS: 11.29%
    285,300  ACCURAY INCORPORATED+                                                                                     4,981,338
    300,600  ARGON ST INCORPORATED+                                                                                    5,951,880
    460,400  DEXCOM INCORPORATED+                                                                                      4,599,396
    251,200  FORMFACTOR INCORPORATED+                                                                                 11,145,744
    390,900  INFINERA CORPORATION<<+                                                                                   7,876,635
    112,900  INTEGRA LIFESCIENCES HOLDINGS+                                                                            5,484,682
    383,400  ION GEOPHYSICAL CORPORATION+                                                                              5,302,422
    355,500  NATUS MEDICAL INCORPORATED+                                                                               5,666,670
    367,300  NXSTAGE MEDICAL INCORPORATED+                                                                             5,322,177
  1,266,100  ORTHOVITA INCORPORATED+                                                                                   3,836,283
     69,300  POLYMEDICA CORPORATION                                                                                    3,639,636
    322,300  SONOSITE INCORPORATED+                                                                                    9,836,596
    511,800  SPECTRANETICS CORPORATION+                                                                                6,899,064
    655,700  THORATEC CORPORATION+                                                                                    13,566,433

                                                                                                                      94,108,956
                                                                                                                  --------------
MEDICAL PRODUCTS: 0.69%
    111,000  ILLUMINA INCORPORATED+                                                                                    5,758,680
                                                                                                                  --------------
METAL MINING: 0.77%
    389,300  NOVAGOLD RESOURCES INCORPORATED<<+                                                                        6,427,343
                                                                                                                  --------------
MISCELLANEOUS MANUFACTURING INDUSTRIES: 0.63%
    585,900  CENTRAL GARDEN & PET COMPANY CLASS A+                                                                     5,261,382
                                                                                                                  --------------
MISCELLANEOUS RETAIL: 1.48%
    497,800  HIBBETT SPORTS INCORPORATED+                                                                             12,345,440
                                                                                                                  --------------
MOTION PICTURES: 1.23%
    416,100  MACROVISION CORPORATION+                                                                                 10,248,543
                                                                                                                  --------------
NON-DEPOSITORY CREDIT INSTITUTIONS: 0.92%
    377,211  CAPITALSOURCE INCORPORATED                                                                                7,634,751
                                                                                                                  --------------
OIL & GAS EXTRACTION: 7.96%
    100,900  COMPLETE PRODUCTION SERVICES INCORPORATED+                                                                2,066,432
    697,600  CONCHO RESOURCES INCORPORATED+                                                                           10,331,456
    851,200  CONTINENTAL RESOURCES INCORPORATED+                                                                      15,440,768
    405,100  GULFPORT ENERGY CORPORATION+                                                                              9,584,666
    673,200  PETROHAWK ENERGY CORPORATION+                                                                            11,053,944
    163,500  PIONEER NATURAL RESOURCES COMPANY                                                                         7,354,230
    386,700  TESCO CORPORATION+                                                                                       10,498,905

                                                                                                                      66,330,401
                                                                                                                  --------------
PRIMARY METAL INDUSTRIES: 1.19%
    115,800  HAYNES INTERNATIONAL INCORPORATED+                                                                        9,885,846
                                                                                                                  --------------

Portfolio of Investments--September 30, 2007

                                     Wells Fargo Advantage Master Portfolios 227


SMALL COMPANY GROWTH PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                            VALUE
PRINTING, PUBLISHING & ALLIED INDUSTRIES: 0.38%
    130,200  DOLAN MEDIA COMPANY+                                                                                 $    3,163,860
                                                                                                                  --------------
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES: 0.97%
    168,400  DUFF AND PHELPS CORPORATION+                                                                              3,090,140
    191,500  EVERCORE PARTNERS INCORPORATED CLASS A                                                                    5,034,535

                                                                                                                       8,124,675
                                                                                                                  --------------
SOCIAL SERVICES: 0.72%
    205,000  PROVIDENCE SERVICE CORPORATION+                                                                           6,018,800
                                                                                                                  --------------
TRANSPORTATION BY AIR: 1.24%
    411,100  CHC HELICOPTER CORPORATION                                                                               10,380,275
                                                                                                                  --------------
TRANSPORTATION EQUIPMENT: 1.57%
    557,700  ACCURIDE CORPORATION+                                                                                     6,753,747
    375,400  SPARTAN MOTORS INCORPORATED                                                                               6,317,982

                                                                                                                      13,071,729
                                                                                                                  --------------
WHOLESALE TRADE-DURABLE GOODS: 2.71%
    257,000  LKQ CORPORATION+                                                                                          8,946,170
    339,800  TECH DATA CORPORATION+                                                                                   13,632,776

                                                                                                                      22,578,946
                                                                                                                  --------------
TOTAL COMMON STOCKS (COST $748,513,423)                                                                              822,061,379
                                                                                                                  --------------
COLLATERAL FOR SECURITIES LENDING: 3.33%

COLLATERAL INVESTED IN MONEY MARKET FUNDS: 0.15%
    448,761  AIM SHORT-TERM INVESTMENT COMPANY - LIQUID ASSETS PORTFOLIO                                                 448,761
    386,614  BLACKROCK TEMP FUND B #24 MONEY MARKET FUND                                                                 386,614
    386,614  SCUDDER DAILY ASSETS MONEY MARKET FUND                                                                      386,614

                                                                                                                       1,221,989
                                                                                                                  --------------

PRINCIPAL                                                                         INTEREST RATE   MATURITY DATE
COLLATERAL INVESTED IN OTHER ASSETS: 3.18%
$   309,291  ALPINE SECURITIZATION CORPORATION                                         5.30%        10/03/2007           309,201
     51,549  ATLANTIC ASSET SECURITIZATION CORPORATION++                               5.30         10/02/2007            51,541
    257,743  ATLANTIC ASSET SECURITIZATION CORPORATION                                 5.30         10/24/2007           256,879
    128,871  ATLAS CAPITAL FUNDING CORPORATION SERIES MTN1+/-++                        5.03         10/25/2007           128,873
    128,871  BANCO SANTANDER TOTTA LOAN+/-++                                           5.76         10/15/2008           128,855
    128,871  BANK OF IRELAND SERIES EXTC+/-++                                          5.35         10/14/2008           128,677
    180,420  BANK OF MONTREAL                                                          5.08         10/22/2007           180,395
    463,937  BARCLAYS REPURCHASE AGREEMENT - 102% COLLATERALIZED (MATURITY
             VALUE $464,146)                                                           5.40         10/01/2007           463,937
    180,420  BARTON CAPITAL CORPORATION                                                5.23         10/02/2007           180,393
    170,110  BARTON CAPITAL CORPORATION                                                5.24         10/15/2007           169,763
    140,325  BARTON CAPITAL CORPORATION                                                5.27         10/19/2007           139,958
    257,743  BEAR STEARNS & COMPANY INCORPORATED INTERNATIONAL REPURCHASE
             AGREEMENT - 102% COLLATERALIZED (MATURITY VALUE $257,857)                 5.30         10/01/2007           257,743
    721,679  BEAR STEARNS & COMPANY INCORPORATED REPURCHASE AGREEMENT - 102%
             COLLATERALIZED (MATURITY VALUE $722,001)                                  5.35         10/01/2007           721,679
    103,097  BNP PARIBAS+/-                                                            5.33         05/07/2008           103,024
     55,478  BNP PARIBAS REPURCHASE AGREEMENT - 102% COLLATERALIZED (MATURITY
             VALUE $55,502)                                                            5.29         10/01/2007            55,478

228 Wells Fargo Advantage Master Portfolios

                                    Portfolio of Investments--September 30, 2007


SMALL COMPANY GROWTH PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL    SECURITY NAME                                                        INTEREST RATE   MATURITY DATE       VALUE
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$   773,228  BNP PARIBAS REPURCHASE AGREEMENT - 102% COLLATERALIZED (MATURITY
             VALUE $773,571)                                                           5.33%        10/01/2007    $      773,228
    139,181  CAFCO LLC++                                                               5.20         10/02/2007           139,160
     77,323  CANCARA ASSET SECURITIZATION LIMITED++                                    5.19         10/17/2007            77,143
    175,265  CHARIOT FUNDING LLC                                                       5.18         10/18/2007           174,830
    180,420  CHARIOT FUNDING LLC++                                                     5.31         10/09/2007           180,209
    180,420  CHARIOT FUNDING LLC++                                                     5.37         10/04/2007           180,340
    335,065  CHEYNE FINANCE LLC+/-++^^                                                 4.98         02/25/2008           320,989
    257,743  CHEYNE FINANCE LLC+/-++^^                                                 5.29         05/19/2008           257,743
     51,549  CIT GROUP INCORPORATED+/-                                                 5.67         12/19/2007            51,272
     56,832  CIT GROUP INCORPORATED+/-                                                 5.73         11/23/2007            56,513
    880,098  CITIGROUP REPURCHASE AGREEMENT - 102% COLLATERALIZED (MATURITY
             VALUE $880,489)                                                           5.33         10/01/2007           880,098
     25,774  CLIPPER RECEIVABLES CORPORATION++                                         5.22         10/01/2007            25,774
     25,774  COMERICA BANK+/-                                                          5.82         02/08/2008            25,794
  1,646,248  CREDIT SUISSE FIRST BOSTON REPURCHASE AGREEMENT - 102%
             COLLATERALIZED (MATURITY VALUE $1,646,982)                                5.35         10/01/2007         1,646,248
    309,291  CULLINAN FINANCE CORPORATION+/-++                                         5.11         02/25/2008           309,291
    128,871  CULLINAN FINANCE CORPORATION+/-++                                         5.32         02/12/2008           128,862
    386,614  CULLINAN FINANCE CORPORATION+/-++                                         5.32         08/04/2008           386,529
    773,228  EBBETS FUNDING LLC++                                                      5.90         10/01/2007           773,228
    283,517  ERASMUS CAPITAL CORPORATION++                                             5.34         10/10/2007           283,145
     51,549  ERASMUS CAPITAL CORPORATION++                                             5.65         10/01/2007            51,549
    257,743  FAIRWAY FINANCE CORPORATION++                                             5.25         10/10/2007           257,405
    206,194  FAIRWAY FINANCE CORPORATION++                                             5.30         10/05/2007           206,074
    128,871  FALCON ASSET SECURITIZATION CORPORATION                                   5.35         11/06/2007           128,196
    515,485  FIVE FINANCE INCORPORATED+/-++                                            5.30         07/09/2008           515,098
    190,214  FOUNTAIN SQUARE COMMERCIAL FUNDING CORPORATION                            5.38         10/31/2007           189,383
    128,871  GALLEON CAPITAL LLC++                                                     5.25         10/02/2007           128,852
    211,349  GALLEON CAPITAL LLC++                                                     5.28         10/01/2007           211,349
    134,026  GALLEON CAPITAL LLC                                                       5.34         10/19/2007           133,675
     51,549  HARRIER FINANCE FUNDING LLC+/-                                            5.15         04/25/2008            51,549
    128,871  HARRIER FINANCE FUNDING LLC+/-++                                          5.31         01/11/2008           128,749
    257,743  HUDSON-THAMES LLC+/-++                                                    5.67         06/16/2008           257,969
    335,065  ING (USA) ANNUITY & LIFE INSURANCE COMPANY+/-                             5.82         08/16/2008           335,065
    128,871  INTESA BANK (IRELAND) PLC SERIES BKNT+/-++                                5.14         10/24/2008           128,772
  2,989,814  JPMORGAN CHASE SECURITIES CORPORATION REPURCHASE AGREEMENT - 102%
             COLLATERALIZED (MATURITY VALUE $2,991,147)                                5.35         10/01/2007         2,989,814
    407,233  K2 (USA) LLC                                                              6.11         10/05/2007           406,997
    296,404  KESTREL FUNDING US LLC+/-++                                               5.10         02/25/2008           296,131
     51,549  KESTREL FUNDING US LLC+/-                                                 5.15         04/25/2008            51,549
     77,323  KESTREL FUNDING US LLC                                                    5.88         10/09/2007            77,232
    206,194  LIBERTY STREET FUNDING CORPORATION                                        5.28         10/01/2007           206,194
    257,743  LINKS FINANCE LLC+/-++                                                    5.32         08/15/2008           257,351
    345,375  LIQUID FUNDING LIMITED+/-++                                               5.34         11/13/2007           345,375
    381,459  LIQUID FUNDING LIMITED+/-++                                               5.70         06/11/2008           381,772
    108,767  METLIFE GLOBAL FUNDING I+/-++                                             5.43         10/05/2007           108,767
  1,683,114  MORGAN STANLEY REPURCHASE AGREEMENT - 102% COLLATERALIZED
             (MATURITY VALUE $1,683,862)                                               5.33         10/01/2007         1,683,114

Portfolio of Investments--September 30, 2007

                                     Wells Fargo Advantage Master Portfolios 229


SMALL COMPANY GROWTH PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL    SECURITY NAME                                                        INTEREST RATE   MATURITY DATE       VALUE
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$    23,841  MORGAN STANLEY SERIES EXL+-                                               5.83%        10/14/2008    $       23,816
    452,467  NORTH SEA FUNDING LLC                                                     5.36         10/15/2007           451,544
    257,743  NORTH SEA FUNDING LLC++                                                   5.45         10/03/2007           257,668
    257,743  NORTHERN ROCK PLC+/-++SS.                                                 5.78         11/04/2008           256,663
     69,013  PERRY GLOBAL FUNDING LLC SERIES A                                         5.59         10/11/2007            68,912
    146,913  PREMIUM ASSET TRUST+/-++                                                  5.33         12/21/2007           146,944
    128,871  PREMIUM ASSET TRUST SERIES 06-B++                                         5.50         12/16/2007           128,871
     97,942  PYXIS MASTER TRUST SERIES 2007-3+/-++                                     5.51         11/27/2007            97,942
     20,851  RACERS TRUST SERIES 2004-6-MM+/-++                                        5.19         03/24/2008            20,827
    412,388  REGENCY MARKETS #1 LLC++                                                  5.21         10/12/2007           411,728
    195,884  REGENCY MARKETS #1 LLC++                                                  5.25         10/04/2007           195,798
    103,097  ROYAL BANK OF SCOTLAND GROUP PLC                                          5.55         10/05/2007           103,099
    365,994  SCALDIS CAPITAL LIMITED++                                                 5.26         10/04/2007           365,833
    355,685  SCALDIS CAPITAL LIMITED                                                   5.29         10/22/2007           354,596
    335,065  SEDNA FINANCE INCORPORATED                                                5.38         10/09/2007           334,673
    185,575  SEDNA FINANCE INCORPORATED+/-++                                           5.79         04/10/2008           185,456
     77,323  SHEFFIELD RECEIVABLES CORPORATION++                                       5.25         10/05/2007            77,278
    131,449  SHIPROCK FINANCE SERIES 2007-4A+/-++                                      5.82         04/11/2008           131,449
    100,520  SKANDINAVISKA ENSKILDA BANKEN AB (NEW YORK)+/-                            5.11         02/29/2008           100,503
    128,871  SKANDINAVISKA ENSKILDA BANKEN AB (NEW YORK)+/-                            5.70         02/04/2008           128,981
    103,097  SLM CORPORATION+/-++                                                      5.81         05/12/2008           102,193
    159,800  STANFIELD VICTORIA FUNDING LLC+/-++                                       5.36         04/03/2008           159,744
    257,743  STANFIELD VICTORIA FUNDING LLC+/-++                                       5.57         02/15/2008           257,768
    257,743  TANGO FINANCE CORPORATION                                                 5.37         10/04/2007           257,629
    314,446  THAMES ASSET GLOBAL SECURITIZATION #1 INCORPORATED++                      5.30         10/15/2007           313,804
     30,929  THAMES ASSET GLOBAL SECURITIZATION #1 INCORPORATED                        5.31         10/17/2007            30,857
     29,800  THE TRAVELERS INSURANCE COMPANY+/-                                        5.89         02/08/2008            29,800
    107,489  THUNDER BAY FUNDING INCORPORATED                                          5.32         10/25/2007           107,113
    252,186  THUNDER BAY FUNDING INCORPORATED++                                        5.33         10/02/2007           252,148
     41,239  TULIP FUNDING CORPORATION++                                               5.25         10/04/2007            41,221
    206,194  TULIP FUNDING CORPORATION                                                 5.27         10/26/2007           205,441
    128,871  UNICREDITO ITALIANO BANK (IRELAND) SERIES EXL+/-++                        5.77         10/08/2008           128,632
    128,871  UNICREDITO ITALIANO BANK (IRELAND) SERIES LIB+/-++                        5.84         10/08/2008           128,635
     51,549  VERSAILLES CDS LLC++                                                      5.24         10/03/2007            51,534
    206,194  VERSAILLES CDS LLC                                                        5.39         10/16/2007           205,742
    257,743  VERSAILLES CDS LLC                                                        5.40         10/23/2007           256,915
    221,659  VICTORIA FINANCE LLC+/-++                                                 5.32         07/28/2008           221,209
    128,871  VICTORIA FINANCE LLC+/-++                                                 5.34         08/07/2008           128,871
    257,743  WHITE PINE FINANCE LLC+/-++                                               5.46         02/22/2008           257,764
    103,097  ZELA FINANCE CORPORATION                                                  5.32         10/26/2007           102,721

                                                                                                                      26,557,095
                                                                                                                  --------------
TOTAL COLLATERAL FOR SECURITIES LENDING (COST $27,779,084)                                                            27,779,084
                                                                                                                  --------------

230 Wells Fargo Advantage Master Portfolios

                                    Portfolio of Investments--September 30, 2007


SMALL COMPANY GROWTH PORTFOLIO
--------------------------------------------------------------------------------

SHARES SECURITY NAME                                                                                                VALUE
SHORT-TERM INVESTMENTS: 3.09%
25,775,427   WELLS FARGO ADVANTAGE MONEY MARKET TRUST~+++                                                         $   25,775,427
                                                                                                                  --------------

TOTAL SHORT-TERM INVESTMENTS (COST $25,775,427)                                                                       25,775,427
                                                                                                                  --------------

TOTAL INVESTMENTS IN SECURITIES
(COST $802,067,934)*                                          105.02%                                             $  875,615,890

OTHER ASSETS AND LIABILITIES, NET                              (5.02)                                                (41,868,218)
                                                              ------                                              --------------

TOTAL NET ASSETS                                              100.00%                                             $  833,747,672
                                                              ------                                              --------------

--------------------------------------------------------------------------------
<<    All or a portion of this security is on loan. (See Note 2)

+     Non-income earning securities.

+/-   Variable rate investments.

++ Securities that may be resold to "qualified institutional buyers" under rule 144A or securities offered pursuant to section 4(2) of the Securities Act of 1933, as amended.

^^ This security is currently in default with regards to scheduled interest or principal payments.

SS. These securities are subject to a demand feature which reduces the effective maturity.

~ This Wells Fargo Advantage Fund invests cash balances that it retains for liquidity purposes in a Wells Fargo Advantage Money Market Fund. The fund does not pay an investment advisory fee for such investments.

+++   Security of an affiliate of the fund with a cost of $25,775,427.

* Cost for federal income tax purposes is $803,164,856 and net unrealized appreciation (depreciation) consists of:

      Gross unrealized appreciation                    $ 118,697,801
      Gross unrealized depreciation                      (46,246,767)
                                                       -------------
      Net unrealized appreciation (depreciation)       $  72,451,034

      The accompanying notes are an integral part of these financial statements.

Portfolio of Investments--September 30, 2007

                                     Wells Fargo Advantage Master Portfolios 231


SMALL COMPANY VALUE PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                             VALUE
COMMON STOCKS: 97.93%

APPAREL & ACCESSORY STORES: 2.70%
    151,600  CACHE INCORPORATED<<+                                                                                $    2,706,060
    253,890  CARTER'S INCORPORATED<<+                                                                                  5,065,106
    185,510  TWEEN BRANDS INCORPORATED<<+                                                                              6,092,148

                                                                                                                      13,863,314
                                                                                                                  --------------
AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS: 2.48%
    240,090  ASBURY AUTOMOTIVE GROUP INCORPORATED<<                                                                    4,756,183
    227,180  MARINEMAX INCORPORATED<<+                                                                                 3,307,741
    195,550  SONIC AUTOMOTIVE INCORPORATED<<                                                                           4,681,467

                                                                                                                      12,745,391
                                                                                                                  --------------
AUTOMOTIVE REPAIR, SERVICES & PARKING: 1.13%
    167,236  DOLLAR THRIFTY AUTOMOTIVE GROUP INCORPORATED<<+                                                           5,801,417
                                                                                                                  --------------
BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS: 0.59%
    141,420  RYLAND GROUP INCORPORATED<<                                                                               3,030,631
                                                                                                                  --------------
BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS: 0.53%
    253,390  BUILDERS FIRSTSOURCE INCORPORATED<<+                                                                      2,731,544
                                                                                                                  --------------
BUSINESS SERVICES: 5.75%
    193,640  AIRCASTLE LIMITED                                                                                         6,471,449
    185,620  AVOCENT CORPORATION<<+                                                                                    5,405,254
     84,590  HEIDRICK & STRUGGLES INTERNATIONAL INCORPORATED                                                           3,083,306
     33,470  MICROSTRATEGY INCORPORATED CLASS A+                                                                       2,655,510
    266,420  RENT-A-CENTER INCORPORATED<<+                                                                             4,830,195
    134,300  SYNNEX CORPORATION+                                                                                       2,761,208
    173,400  TAL INTERNATIONAL GROUP INCORPORATED<<                                                                    4,347,138

                                                                                                                      29,554,060
                                                                                                                  --------------
CHEMICALS & ALLIED PRODUCTS: 3.64%
     79,610  CYTEC INDUSTRIES INCORPORATED                                                                             5,444,528
    207,900  ELIZABETH ARDEN INCORPORATED+                                                                             5,604,984
    212,990  ROCKWOOD HOLDINGS INCORPORATED<<+                                                                         7,631,432

                                                                                                                      18,680,944
                                                                                                                  --------------
COMMUNICATIONS: 1.77%
    938,880  CINCINNATI BELL INCORPORATED<<+                                                                           4,638,067
    225,790  IOWA TELECOMMUNICATIONS SERVICES INCORPORATED                                                             4,481,932

                                                                                                                       9,119,999
                                                                                                                  --------------
CONSTRUCTION SPECIAL TRADE CONTRACTORS: 0.90%
    420,500  CHAMPION ENTERPRISES INCORPORATED<<+                                                                      4,617,090
                                                                                                                  --------------
DEPOSITORY INSTITUTIONS: 13.37%
    314,020  BANKUNITED FINANCIAL CORPORATION CLASS A<<                                                                4,879,871
    189,290  BOSTON PRIVATE FINANCIAL HOLDINGS INCORPORATED<<                                                          5,269,834
    307,920  DIME COMMUNITY BANCSHARES                                                                                 4,609,562
    260,390  FIRSTMERIT CORPORATION<<                                                                                  5,145,306
    246,540  FRANKLIN BANK CORPORATION<<+                                                                              2,268,168
     94,060  IBERIABANK CORPORATION                                                                                    4,952,259
    266,690  PACIFIC CAPITAL BANCORP                                                                                   7,013,947
    189,050  PFF BANCORP INCORPORATED                                                                                  2,900,027
    168,600  PRIVATEBANCORP INCORPORATED<<                                                                             5,874,024

232 Wells Fargo Advantage Master Portfolios

                                    Portfolio of Investments--September 30, 2007


SMALL COMPANY VALUE PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                             VALUE
DEPOSITORY INSTITUTIONS (CONTINUED)
    225,860  PROVIDENT FINANCIAL SERVICES INCORPORATED<<                                                          $    3,697,328
    222,930  SOUTH FINANCIAL GROUP INCORPORATED                                                                        5,069,428
    306,440  UCBH HOLDINGS INCORPORATED                                                                                5,356,571
    188,690  UMPQUA HOLDINGS CORPORATION                                                                               3,775,687
    133,950  WESTERN ALLIANCE BANCORP<<+                                                                               3,157,202
    110,390  WINTRUST FINANCIAL CORPORATION<<                                                                          4,712,549

                                                                                                                      68,681,763
                                                                                                                  --------------
EATING & DRINKING PLACES: 2.72%
    469,150  CKE RESTAURANTS INCORPORATED<<                                                                            7,604,922
    240,700  LANDRY'S RESTAURANTS INCORPORATED<<                                                                       6,368,922

                                                                                                                      13,973,844
                                                                                                                  --------------
ELECTRIC, GAS & SANITARY SERVICES: 0.98%
    168,740  UNISOURCE ENERGY CORPORATION<<                                                                            5,043,639
                                                                                                                  --------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT: 9.09%
    410,700  AMIS HOLDINGS INCORPORATED+                                                                               3,987,897
    179,300  COMTECH TELECOMMUNICATIONS CORPORATION<<+                                                                 9,590,757
    325,100  PHOTRONICS INCORPORATED+                                                                                  3,709,391
    900,060  POWERWAVE TECHNOLOGIES<<+                                                                                 5,544,370
     96,120  REGAL-BELOIT CORPORATION                                                                                  4,603,187
    103,650  ROGERS CORPORATION<<+                                                                                     4,269,344
    149,600  TECHNITROL INCORPORATED                                                                                   4,031,720
    408,870  TTM TECHNOLOGIES INCORPORATED+                                                                            4,730,626
    253,270  WESTAR ENERGY INCORPORATED<<                                                                              6,220,311

                                                                                                                      46,687,603
                                                                                                                  --------------
FOOD & KINDRED PRODUCTS: 1.02%
    248,250  HERCULES INCORPORATED                                                                                     5,218,215
                                                                                                                  --------------
FURNITURE & FIXTURES: 1.70%
    400,700  FURNITURE BRANDS INTERNATIONAL INCORPORATED<<                                                             4,063,098
    331,700  SEALY CORPORATION<<                                                                                       4,657,068

                                                                                                                       8,720,166
                                                                                                                  --------------
GENERAL MERCHANDISE STORES: 1.63%
    233,400  CABELA'S INCORPORTED<<+                                                                                   5,519,910
    271,320  FRED'S INCORPORATED                                                                                       2,857,000

                                                                                                                       8,376,910
                                                                                                                  --------------
HEALTH SERVICES: 3.15%
    234,900  AMSURG CORPORATION<<+                                                                                     5,419,143
    159,650  MAGELLAN HEALTH SERVICES INCORPORATED+                                                                    6,478,597
    207,100  RADIATION THERAPY SERVICES INCORPORATED<<+                                                                4,311,822

                                                                                                                      16,209,562
                                                                                                                  --------------
HOLDING & OTHER INVESTMENT OFFICES: 8.51%
    204,370  AMERICAN CAMPUS COMMUNITIES                                                                               5,985,997
    247,700  BIOMED REALTY TRUST INCORPORATED                                                                          5,969,570
    126,100  CORPORATE OFFICE PROPERTIES TRUST                                                                         5,249,543
    218,750  EQUITY ONE INCORPORATED<<                                                                                 5,950,000
    270,740  FIRST POTOMAC REALTY TRUST<<                                                                              5,902,132
    262,000  FRANKLIN STREET PROPERTIES CORPORATION<<                                                                  4,519,500
    192,480  SUNSTONE HOTEL INVESTORS INCORPORATED                                                                     4,935,187

Portfolio of Investments--September 30, 2007

                                     Wells Fargo Advantage Master Portfolios 233


SMALL COMPANY VALUE PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                             VALUE
HOLDING & OTHER INVESTMENT OFFICES (continued)
    392,720  U-STORE-IT TRUST                                                                                     $    5,183,904

                                                                                                                      43,695,833
                                                                                                                  --------------
HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES: 1.37%
    132,310  GAYLORD ENTERTAINMENT COMPANY<<                                                                           7,041,538
                                                                                                                  --------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT: 2.26%
    279,640  GOODMAN GLOBAL INCORPORATED<<+                                                                            6,677,803
    132,190  TIMKEN COMPANY<<                                                                                          4,910,859

                                                                                                                      11,588,662
                                                                                                                  --------------
INSURANCE CARRIERS: 6.42%
    317,850  AMERICAN EQUITY INVESTMENT LIFE HOLDING COMPANY<<                                                         3,385,103
     81,791  ARGO GROUP INTERNATIONAL HOLDINGS LIMITED<<+                                                              3,558,734
    144,950  ASSURED GUARANTY LIMITED<<                                                                                3,938,292
    310,880  HEALTHSPRING INCORPORATED<<+                                                                              6,062,160
    153,610  PLATINUM UNDERWRITERS HOLDINGS LIMITED                                                                    5,523,816
    223,410  SECURITY CAPITAL ASSURANCE LIMITED<<                                                                      5,102,684
    137,990  UNITED FIRE & CASUALTY COMPANY<<                                                                          5,394,029

                                                                                                                      32,964,818
                                                                                                                  --------------
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS: 6.08%
    155,210  ANAREN INCORPORATED+                                                                                      2,188,461
    102,210  COOPER COMPANIES INCORPORATED<<                                                                           5,357,848
    161,380  CUTERA INCORPORATED<<+                                                                                    4,229,770
    120,450  DRS TECHNOLOGIES INCORPORATED                                                                             6,639,204
    258,250  EAGLE TEST SYSTEMS INCORPORATED+                                                                          3,310,765
    221,500  MKS INSTRUMENTS INCORPORATED<<+                                                                           4,212,930
    316,400  SYMMETRY MEDICAL INCORPORATED+                                                                            5,283,880

                                                                                                                      31,222,858
                                                                                                                  --------------
METAL FABRICATE, HARDWARE: 1.64%
    262,800  CHART INDUSTRIES INCORPORATED+                                                                            8,451,648
                                                                                                                  --------------
MOTION PICTURES: 0.84%
    159,130  AVID TECHNOLOGY INCORPORATED<<+                                                                           4,309,240
                                                                                                                  --------------
OIL & GAS EXTRACTION: 5.18%
    294,110  EDGE PETROLEUM CORPORATION<<+                                                                             3,776,372
    179,220  GOODRICH PETROLEUM CORPORATION<<+                                                                         5,681,274
    184,380  HERCULES OFFSHORE INCORPORATED<<+                                                                         4,814,162
    326,870  KEY ENERGY SERVICES INCORPORATED<<+                                                                       5,556,790
    328,790  MARINER ENERGY INCORPORATED<<+                                                                            6,809,241

                                                                                                                      26,637,839
                                                                                                                  --------------
PETROLEUM REFINING & RELATED INDUSTRIES: 0.80%
    277,500  HEADWATERS INCORPORATED<<+                                                                                4,129,200
                                                                                                                  --------------
PRINTING, PUBLISHING & ALLIED INDUSTRIES: 0.81%
    326,280  GATEHOUSE MEDIA INCORPORATED                                                                              4,160,070
                                                                                                                  --------------
STONE, CLAY, GLASS & CONCRETE PRODUCTS: 1.00%
    120,830  CABOT MICROELECTRONICS CORPORATION<<+                                                                     5,165,483
                                                                                                                  --------------
TRANSPORTATION BY AIR: 1.03%
    535,940  AIRTRAN HOLDINGS INCORPORATED<<+                                                                          5,273,650
                                                                                                                  --------------

234 Wells Fargo Advantage Master Portfolios

                                    Portfolio of Investments--September 30, 2007


SMALL COMPANY VALUE PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                             VALUE
TRANSPORTATION EQUIPMENT: 4.44%
    160,540  AFTERMARKET TECHNOLOGY CORPORATION+                                                                  $    5,095,540
    338,950  ARVIN INDUSTRIES INCORPORATED<<                                                                           5,701,139
    537,530  FLEETWOOD ENTERPRISES INCORPORATED<<+                                                                     4,595,882
    217,940  MARTEN TRANSPORT LIMITED+                                                                                 3,358,453
    131,030  TENNECO AUTOMOTIVE INCORPORATED+                                                                          4,063,240

                                                                                                                      22,814,254
                                                                                                                  --------------
TRANSPORTATION SERVICES: 1.04%
    124,870  GATX CORPORATION                                                                                          5,338,193
                                                                                                                  --------------
WHOLESALE TRADE NON-DURABLE GOODS: 1.38%
    235,410  PERFORMANCE FOOD GROUP COMPANY<<+                                                                         7,092,900
                                                                                                                  --------------
WHOLESALE TRADE-DURABLE GOODS: 1.98%
    179,890  A.M. CASTLE & COMPANY                                                                                     5,864,414
    100,100  WESCO INTERNATIONAL INCORPORATED+                                                                         4,298,294

                                                                                                                      10,162,708
                                                                                                                  --------------

TOTAL COMMON STOCKS (COST $507,849,747)                                                                              503,104,986
                                                                                                                  --------------
COLLATERAL FOR SECURITIES LENDING: 50.25%

COLLATERAL INVESTED IN MONEY MARKET FUNDS: 2.21%
  4,170,530  AIM SHORT-TERM INVESTMENT COMPANY - LIQUID ASSETS PORTFOLIO                                               4,170,530
  3,592,969  BLACKROCK TEMP FUND B #24 MONEY MARKET FUND                                                               3,592,969
  3,592,969  SCUDDER DAILY ASSETS MONEY MARKET FUND                                                                    3,592,969

                                                                                                                      11,356,468
                                                                                                                  --------------

PRINCIPAL                                                                         INTEREST RATE   MATURITY DATE
COLLATERAL INVESTED IN OTHER ASSETS: 48.04%
$ 2,874,375  ALPINE SECURITIZATION CORPORATION                                         5.30%        10/03/2007         2,873,542
    479,063  ATLANTIC ASSET SECURITIZATION CORPORATION++                               5.30         10/02/2007           478,991
  2,395,313  ATLANTIC ASSET SECURITIZATION CORPORATION                                 5.30         10/24/2007         2,387,288
  1,197,656  ATLAS CAPITAL FUNDING CORPORATION SERIES MTN1+/-++                        5.03         10/25/2007         1,197,668
  1,197,656  BANCO SANTANDER TOTTA LOAN+/-++                                           5.76         10/15/2008         1,197,501
  1,197,656  BANK OF IRELAND SERIES EXTC+/-++                                          5.35         10/14/2008         1,195,848
  1,676,719  BANK OF MONTREAL                                                          5.08         10/22/2007         1,676,484
  4,311,563  BARCLAYS REPURCHASE AGREEMENT - 102% COLLATERALIZED (MATURITY VALUE
             $4,313,503)                                                               5.40         10/01/2007         4,311,563
  1,676,719  BARTON CAPITAL CORPORATION                                                5.23         10/02/2007         1,676,467
  1,580,906  BARTON CAPITAL CORPORATION                                                5.24         10/15/2007         1,577,681
  1,304,104  BARTON CAPITAL CORPORATION                                                5.27         10/19/2007         1,300,687
  2,395,313  BEAR STEARNS & COMPANY INCORPORATED INTERNATIONAL REPURCHASE
             AGREEMENT - 102% COLLATERALIZED (MATURITY VALUE $2,396,371)               5.30         10/01/2007         2,395,313
  6,706,875  BEAR STEARNS & COMPANY INCORPORATED REPURCHASE AGREEMENT - 102%
             COLLATERALIZED (MATURITY VALUE $6,709,865)                                5.35         10/01/2007         6,706,875
    958,125  BNP PARIBAS+/-                                                            5.33         05/07/2008           957,445
    515,582  BNP PARIBAS REPURCHASE AGREEMENT - 102% COLLATERALIZED (MATURITY
             VALUE $515,809)                                                           5.29         10/01/2007           515,582
  7,185,938  BNP PARIBAS REPURCHASE AGREEMENT - 102% COLLATERALIZED (MATURITY
             VALUE $7,189,130)                                                         5.33         10/01/2007         7,185,938
  1,293,469  CAFCO LLC++                                                               5.20         10/02/2007         1,293,275
    718,594  CANCARA ASSET SECURITIZATION LIMITED++                                    5.19         10/17/2007           716,919
  1,628,813  CHARIOT FUNDING LLC                                                       5.18         10/18/2007         1,624,773
  1,676,719  CHARIOT FUNDING LLC++                                                     5.31         10/09/2007         1,674,757

Portfolio of Investments--September 30, 2007

                                     Wells Fargo Advantage Master Portfolios 235


SMALL COMPANY VALUE PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL    SECURITY NAME                                                        INTEREST RATE   MATURITY DATE        VALUE
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$ 1,676,719  CHARIOT FUNDING LLC++                                                     5.37%        10/04/2007    $    1,675,981
  3,113,906  CHEYNE FINANCE LLC+/-++^^                                                 4.98         02/25/2008         2,983,091
  2,395,313  CHEYNE FINANCE LLC+/-++^^                                                 5.29         05/19/2008         2,395,313
    479,063  CIT GROUP INCORPORATED+/-                                                 5.67         12/19/2007           476,490
    528,166  CIT GROUP INCORPORATED+/-                                                 5.73         11/23/2007           525,203
  8,179,127  CITIGROUP REPURCHASE AGREEMENT - 102% COLLATERALIZED (MATURITY
             VALUE $8,182,760)                                                         5.33         10/01/2007         8,179,127
    239,531  CLIPPER RECEIVABLES CORPORATION++                                         5.22         10/01/2007           239,531
    239,531  COMERICA BANK+/-                                                          5.82         02/08/2008           239,713
 15,299,290  CREDIT SUISSE FIRST BOSTON REPURCHASE AGREEMENT - 102%
             COLLATERALIZED (MATURITY VALUE $15,306,111)                               5.35         10/01/2007        15,299,290
  2,874,375  CULLINAN FINANCE CORPORATION+/-++                                         5.11         02/25/2008         2,874,375
  1,197,656  CULLINAN FINANCE CORPORATION+/-++                                         5.32         02/12/2008         1,197,572
  3,592,969  CULLINAN FINANCE CORPORATION+/-++                                         5.32         08/04/2008         3,592,178
  7,185,938  EBBETS FUNDING LLC++                                                      5.90         10/01/2007         7,185,938
  2,634,844  ERASMUS CAPITAL CORPORATION++                                             5.34         10/10/2007         2,631,392
    479,063  ERASMUS CAPITAL CORPORATION++                                             5.65         10/01/2007           479,063
  2,395,313  FAIRWAY FINANCE CORPORATION++                                             5.25         10/10/2007         2,392,175
  1,916,250  FAIRWAY FINANCE CORPORATION++                                             5.30         10/05/2007         1,915,139
  1,197,656  FALCON ASSET SECURITIZATION CORPORATION                                   5.35         11/06/2007         1,191,381
  4,790,625  FIVE FINANCE INCORPORATED+/-++                                            5.30         07/09/2008         4,787,032
  1,767,741  FOUNTAIN SQUARE COMMERCIAL FUNDING CORPORATION                            5.38         10/31/2007         1,760,016
  1,197,656  GALLEON CAPITAL LLC++                                                     5.25         10/02/2007         1,197,477
  1,964,156  GALLEON CAPITAL LLC++                                                     5.28         10/01/2007         1,964,156
  1,245,563  GALLEON CAPITAL LLC                                                       5.34         10/19/2007         1,242,299
    479,063  HARRIER FINANCE FUNDING LLC+/-                                            5.15         04/25/2008           479,063
  1,197,656  HARRIER FINANCE FUNDING LLC+/-++                                          5.31         01/11/2008         1,196,519
  2,395,313  HUDSON-THAMES LLC+/-++                                                    5.67         06/16/2008         2,397,420
  3,113,906  ING (USA) ANNUITY & LIFE INSURANCE COMPANY+/-                             5.82         08/16/2008         3,113,906
  1,197,656  INTESA BANK (IRELAND) PLC SERIES BKNT+/-++                                5.14         10/24/2008         1,196,734
 27,785,626  JPMORGAN CHASE SECURITIES CORPORATION REPURCHASE AGREEMENT - 102%
             COLLATERALIZED (MATURITY VALUE $27,798,014)                               5.35         10/01/2007        27,785,626
  3,784,594  K2 (USA) LLC                                                              6.11         10/05/2007         3,782,399
  2,754,609  KESTREL FUNDING US LLC+/-++                                               5.10         02/25/2008         2,752,075
    479,063  KESTREL FUNDING US LLC+/-                                                 5.15         04/25/2008           479,063
    718,594  KESTREL FUNDING US LLC                                                    5.88         10/09/2007           717,753
  1,916,250  LIBERTY STREET FUNDING CORPORATION                                        5.28         10/01/2007         1,916,250
  2,395,313  LINKS FINANCE LLC+/-++                                                    5.32         08/15/2008         2,391,672
  3,209,719  LIQUID FUNDING LIMITED+/-++                                               5.34         11/13/2007         3,209,719
  3,545,063  LIQUID FUNDING LIMITED+/-++                                               5.70         06/11/2008         3,547,970
  1,010,822  METLIFE GLOBAL FUNDING I+/-++                                             5.43         10/05/2007         1,010,822
 15,641,906  MORGAN STANLEY REPURCHASE AGREEMENT - 102% COLLATERALIZED (MATURITY
             VALUE $15,648,854)                                                        5.33         10/01/2007        15,641,906
    221,566  MORGAN STANLEY SERIES EXL+/-                                              5.83         10/14/2008           221,334
  4,204,971  NORTH SEA FUNDING LLC                                                     5.36         10/15/2007         4,196,393
  2,395,313  NORTH SEA FUNDING LLC++                                                   5.45         10/03/2007         2,394,618
  2,395,313  NORTHERN ROCK PLC+/-++SS.                                                 5.78         11/04/2008         2,385,276
    641,369  PERRY GLOBAL FUNDING LLC SERIES A                                         5.59         10/11/2007           640,433

236 Wells Fargo Advantage Master Portfolios

                                    Portfolio of Investments--September 30, 2007


SMALL COMPANY VALUE PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL    SECURITY NAME                                                        INTEREST RATE   MATURITY DATE        VALUE
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$ 1,365,328  PREMIUM ASSET TRUST+/-++                                                  5.33%        12/21/2007    $    1,365,615
  1,197,656  PREMIUM ASSET TRUST SERIES 06-B++                                         5.50         12/16/2007         1,197,656
    910,219  PYXIS MASTER TRUST SERIES 2007-3+/-++                                     5.51         11/27/2007           910,219
    193,781  RACERS TRUST SERIES 2004-6-MM+/-++                                        5.19         03/24/2008           193,552
  3,832,500  REGENCY MARKETS #1 LLC++                                                  5.21         10/12/2007         3,826,368
  1,820,438  REGENCY MARKETS #1 LLC++                                                  5.25         10/04/2007         1,819,637
    958,125  ROYAL BANK OF SCOTLAND GROUP PLC                                          5.55         10/05/2007           958,144
  3,401,344  SCALDIS CAPITAL LIMITED++                                                 5.26         10/04/2007         3,399,847
  3,305,531  SCALDIS CAPITAL LIMITED                                                   5.29         10/22/2007         3,295,416
  3,113,906  SEDNA FINANCE INCORPORATED                                                5.38         10/09/2007         3,110,263
  1,724,625  SEDNA FINANCE INCORPORATED+/-++                                           5.79         04/10/2008         1,723,521
    718,594  SHEFFIELD RECEIVABLES CORPORATION++                                       5.25         10/05/2007           718,177
  1,221,609  SHIPROCK FINANCE SERIES 2007-4A+/-++                                      5.82         04/11/2008         1,221,609
    934,172  SKANDINAVISKA ENSKILDA BANKEN AB (NEW YORK)+/-                            5.11         02/29/2008           934,014
  1,197,656  SKANDINAVISKA ENSKILDA BANKEN AB (NEW YORK)+/-                            5.70         02/04/2008         1,198,674
    958,125  SLM CORPORATION+/-++                                                      5.81         05/12/2008           949,722
  1,485,094  STANFIELD VICTORIA FUNDING LLC+/-++                                       5.36         04/03/2008         1,484,574
  2,395,313  STANFIELD VICTORIA FUNDING LLC+/-++                                       5.57         02/15/2008         2,395,552
  2,395,313  TANGO FINANCE CORPORATION                                                 5.37         10/04/2007         2,394,259
  2,922,281  THAMES ASSET GLOBAL SECURITIZATION #1 INCORPORATED++                      5.30         10/15/2007         2,916,320
    287,438  THAMES ASSET GLOBAL SECURITIZATION #1 INCORPORATED                        5.31         10/17/2007           286,768
    276,946  THE TRAVELERS INSURANCE COMPANY+/-                                        5.89         02/08/2008           276,941
    998,941  THUNDER BAY FUNDING INCORPORATED                                          5.32         10/25/2007           995,445
  2,343,670  THUNDER BAY FUNDING INCORPORATED++                                        5.33         10/02/2007         2,343,318
    383,250  TULIP FUNDING CORPORATION++                                               5.25         10/04/2007           383,081
  1,916,250  TULIP FUNDING CORPORATION                                                 5.27         10/26/2007         1,909,256
  1,197,656  UNICREDITO ITALIANO BANK (IRELAND) SERIES EXL+/-++                        5.77         10/08/2008         1,195,429
  1,197,656  UNICREDITO ITALIANO BANK (IRELAND) SERIES LIB+/-++                        5.84         10/08/2008         1,195,465
    479,063  VERSAILLES CDS LLC++                                                      5.24         10/03/2007           478,924
  1,916,250  VERSAILLES CDS LLC                                                        5.39         10/16/2007         1,912,053
  2,395,313  VERSAILLES CDS LLC                                                        5.40         10/23/2007         2,387,624
  2,059,969  VICTORIA FINANCE LLC+/-++                                                 5.32         07/28/2008         2,055,787
  1,197,656  VICTORIA FINANCE LLC+/-++                                                 5.34         08/07/2008         1,197,656
  2,395,313  WHITE PINE FINANCE LLC+/-++                                               5.46         02/22/2008         2,395,552
    958,125  ZELA FINANCE CORPORATION                                                  5.32         10/26/2007           954,627

                                                                                                                     246,806,545
                                                                                                                  --------------

 TOTAL COLLATERAL FOR SECURITIES LENDING (COST $258,163,013)                                                         258,163,013
                                                                                                                  --------------

Portfolio of Investments--September 30, 2007

                                     Wells Fargo Advantage Master Portfolios 237


SMALL COMPANY VALUE PORTFOLIO
--------------------------------------------------------------------------------

SHARE        SECURITY NAME                                                                                             VALUE
SHORT-TERM INVESTMENTS: 1.99%
 10,195,890  WELLS FARGO ADVANTAGE MONEY MARKET TRUST~+++                                                         $   10,195,890
                                                                                                                  --------------
TOTAL SHORT-TERM INVESTMENTS (COST $10,195,890)                                                                       10,195,890
                                                                                                                  --------------
TOTAL INVESTMENTS IN SECURITIES
(COST $776,208,650)*                                             150.17%                                          $  771,463,889

OTHER ASSETS AND LIABILITIES, NET                                (50.17)                                            (257,733,148)
                                                                 ------                                           --------------

TOTAL NET ASSETS                                                 100.00%                                          $  513,730,741
                                                                 ------                                           --------------

--------------------------------------------------------------------------------
<<    All or a portion of this security is on loan. (See Note 2)

+     Non-income earning securities.

+/-   Variable rate investments.

++ Securities that may be resold to "qualified institutional buyers" under rule 144A or securities offered pursuant to section 4(2) of the Securities Act of 1933, as amended.

^^ This security is currently in default with regards to scheduled interest or principal payments.

ss. These securities are subject to a demand feature which reduces the effective maturity.

~ This Wells Fargo Advantage Fund invests cash balances that it retains for liquidity purposes in a Wells Fargo Advantage Money Market Fund. The fund does not pay an investment advisory fee for such investments.

+++   Security of an affiliate of the fund with a cost of $10,195,890.

* Cost for federal income tax purposes is $777,060,786 and net unrealized appreciation (depreciation) consists of:

      Gross unrealized appreciation                  $ 47,314,770
      Gross unrealized depreciation                   (52,911,667)
                                                     ------------
      Net unrealized appreciation (depreciation)     $ (5,596,897)

      The accompanying notes are an integral part of these financial statements.

238 Wells Fargo Advantage Master Portfolios

                                    Portfolio of Investments--September 30, 2007


STRATEGIC SMALL CAP VALUE PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                            VALUE
COMMON STOCKS: 93.90%

ADVERTISING: 0.08%
     13,700  CENVEO INCORPORATED+                                                                                 $      296,331
                                                                                                                  --------------
AMUSEMENT & RECREATION SERVICES: 0.38%
    133,250  CENTURY CASINOS INCORPORATED+                                                                               812,159
     38,100  LAKES ENTERTAINMENT INCORPORATED+                                                                           363,093
     88,600  WESTWOOD ONE INCORPORATED+                                                                                  243,650

                                                                                                                       1,418,902
                                                                                                                  --------------
APPAREL & ACCESSORY STORES: 1.49%
     53,300  CHARLOTTE RUSSE HOLDING INCORPORATED+                                                                       780,312
     29,700  CHARMING SHOPPES INCORPORATED+                                                                              249,480
     23,800  CHRISTOPHER & BANKS CORPORATION                                                                             288,456
     21,000  COLLECTIVE BRANDS INCORPORATED+                                                                             463,260
    110,921  DELIA*S INCORPORATED+                                                                                       521,329
     43,600  FINISH LINE INCORPORATED CLASS A+                                                                           189,224
    107,200  NEW YORK AND COMPANY INCORPORATED+                                                                          653,920
      9,900  STAGE STORES INCORPORATED                                                                                   180,477
     47,700  THE CATO CORPORATION CLASS A                                                                                974,988
     61,200  UNITED RETAIL GROUP INCORPORATED+                                                                           831,708
    100,000  WET SEAL INCORPORATED CLASS A+                                                                              387,000

                                                                                                                       5,520,154
                                                                                                                  --------------
APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS: 0.82%
     18,700  KELLWOOD COMPANY                                                                                            318,835
     60,800  MAIDENFORM BRANDS INCORPORATED+                                                                             965,504
     38,100  MOTHERS WORK INCORPORATED+                                                                                  711,327
     35,200  QUIKSILVER INCORPORATED+                                                                                    503,360
     12,500  SKECHERS U.S.A. INCORPORATED CLASS A+                                                                       276,250
     43,800  TEFRON LIMITED+                                                                                             271,998

                                                                                                                       3,047,274
                                                                                                                  --------------
AUTOMOTIVE REPAIR, SERVICES & PARKING: 0.54%
     59,690  MONRO MUFFLER BRAKE INCORPORATED                                                                          2,016,925
                                                                                                                  --------------
BIOPHARMACEUTICALS: 0.12%
      2,500  CEPHALON INCORPORATED+                                                                                       182,650
     27,760  CV THERAPEUTICS INCORPORATED+                                                                                249,285

                                                                                                                         431,935
                                                                                                                  --------------
BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS: 0.54%
      3,700  AVATAR HOLDINGS INCORPORATED+                                                                               184,741
     24,185  CAVCO INDUSTRIES INCORPORATED+                                                                              810,198
     19,400  LEVITT CORPORATION CLASS A+                                                                                  38,994
     78,110  PALM HARBOR HOMES INCORPORATED+                                                                             974,813

                                                                                                                       2,008,746
                                                                                                                  --------------
BUSINESS SERVICES: 9.82%
    439,215  3COM CORPORATION+                                                                                         2,169,722
     68,255  ABM INDUSTRIES INCORPORATED                                                                               1,363,735
     71,800  AMERICAN SOFTWARE INCORPORATED CLASS A                                                                      660,560
     51,600  ANSWERTHINK CONSULTING GROUP INCORPORATED+                                                                  169,764
    318,800  APAC CUSTOMER SERVICES INCORPORATED+                                                                        803,376
    261,792  ASSET ACCEPTANCE CAPITAL CORPORATION+                                                                     3,036,787

Portfolio of Investments--September 30, 2007

                                     Wells Fargo Advantage Master Portfolios 239


STRATEGIC SMALL CAP VALUE PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                            VALUE
BUSINESS SERVICES (continued)
    126,600  BEA SYSTEMS INCORPORATED+                                                                            $    1,755,942
    319,300  BORLAND SOFTWARE CORPORATION+                                                                             1,388,955
     62,600  CAI INTERNATIONAL INCORPORATED+                                                                             882,660
     43,500  COGNEX CORPORATION                                                                                          772,560
     17,200  COMSYS IT PARTNERS INCORPORATED+                                                                            289,132
     22,900  COREL CORPORATION+                                                                                          293,349
     23,200  ELECTRO RENT CORPORATION                                                                                    325,032
     20,470  ELECTRONICS FOR IMAGING INCORPORATED+                                                                       549,824
     19,900  FAIR ISAAC CORPORATION                                                                                      718,589
     67,150  GERBER SCIENTIFIC INCORPORATED+                                                                             728,578
     19,331  GEVITY HR INCORPORATED                                                                                      198,143
    100,700  GSE SYSTEMS INCORPORATED+                                                                                   679,725
    143,617  HEALTHCARE SERVICES GROUP                                                                                 2,911,117
    242,815  HILL INTERNATIONAL INCORPORATED+                                                                          2,185,335
      9,900  HMS HOLDINGS CORPORATION+                                                                                   243,639
     70,300  I2 TECHNOLOGIES INCORPORATED+                                                                             1,072,075
    111,200  INFOUSA INCORPORATED                                                                                      1,033,048
     82,800  JDA SOFTWARE GROUP INCORPORATED+                                                                          1,710,648
    228,700  LIONBRIDGE TECHNOLOGIES INCORPORATED+                                                                       912,513
    210,600  MIDWAY GAMES INCORPORATED+                                                                                  918,216
     18,100  MPS GROUP INCORPORATED+                                                                                     201,815
     35,900  MSC SOFTWARE CORPORATION+                                                                                   488,958
     40,000  NOVELL INCORPORATED+                                                                                        305,600
     30,200  PEGASYSTEMS INCORPORATED                                                                                    359,380
     32,400  PEROT SYSTEMS CORPORATION CLASS A+                                                                          547,884
     70,200  PLATO LEARNING INCORPORATED+                                                                                265,356
     12,500  SILICON GRAPHICS INCORPORATED+                                                                              246,875
     53,700  SPSS INCORPORATED+                                                                                        2,209,218
    103,900  SUPPORTSOFT INCORPORATED+                                                                                   606,776
     18,300  SYBASE INCORPORATED+                                                                                        423,279
     15,900  SYKES ENTERPRISES INCORPORATED+                                                                             264,099
    143,895  TIER TECHNOLOGIES INCORPORATED CLASS B+                                                                   1,467,729
     42,000  TRADESTATION GROUP INCORPORATED+                                                                            490,140
     28,735  VIGNETTE CORPORATION+                                                                                       576,711
     27,900  WEBSITE PROS INCORPORATED+                                                                                  291,834

                                                                                                                      36,518,678
                                                                                                                  --------------
CHEMICALS & ALLIED PRODUCTS: 3.50%
     38,655  ALPHARMA INCORPORATED CLASS A+                                                                              825,671
     86,500  AVENTINE RENEWABLE ENERGY HOLDINGS INCORPORATED+                                                            914,305
      5,300  CHATTEM INCORPORATED+                                                                                       373,756
     72,515  COLLAGENEX PHARMACEUTICALS INCORPORATED+                                                                    651,185
     72,300  DRAXIS HEALTH INCORPORATED+                                                                                 375,960
     50,700  ELIZABETH ARDEN INCORPORATED+                                                                             1,366,872
     52,900  ICO INCORPORATED+                                                                                           744,832
     58,100  LANDEC CORPORATION+                                                                                         898,226
     35,000  NOVEN PHARMACEUTICALS INCORPORATED+                                                                         557,550
    122,085  ORASURE TECHNOLOGIES INCORPORATED+                                                                        1,226,954
     10,900  PAR PHARMACEUTICAL COMPANIES INCORPORATED+                                                                  202,304
     91,460  PRESTIGE BRANDS HOLDINGS INCORPORATED+                                                                    1,004,231
     12,600  ROCKWOOD HOLDINGS INCORPORATED+                                                                             451,458
     48,053  SERACARE LIFE SCIENCES INCORPORATED+                                                                        276,305
    174,890  WELLMAN INCORPORATED                                                                                        419,736
    802,600  XOMA LIMITED+                                                                                             2,736,866

                                                                                                                      13,026,211
                                                                                                                  --------------

240 Wells Fargo Advantage Master Portfolios

                                    Portfolio of Investments--September 30, 2007


STRATEGIC SMALL CAP VALUE PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                            VALUE
COMMUNICATIONS: 1.03%
     66,440  CHINA GRENTECH CORPORATION LIMITED ADR+                                                              $      654,434
    112,845  CINCINNATI BELL INCORPORATED+                                                                               557,454
      3,400  IOWA TELECOMMUNICATIONS SERVICES INCORPORATED                                                                67,490
     74,365  MASTEC INCORPORATED+                                                                                      1,046,316
    120,300  PREMIERE GLOBAL SERVICES INCORPORATED+                                                                    1,521,795

                                                                                                                       3,847,489
                                                                                                                  --------------
CONSTRUCTION SPECIAL TRADE CONTRACTORS: 1.24%
    290,635  CHAMPION ENTERPRISES INCORPORATED+                                                                        3,191,172
     53,775  COMFORT SYSTEMS USA INCORPORATED                                                                            763,605
     41,900  INSITUFORM TECHNOLOGIES INCORPORATED CLASS A+                                                               638,137

                                                                                                                       4,592,914
                                                                                                                  --------------
DEPOSITORY INSTITUTIONS: 6.77%
     13,400  AMCORE FINANCIAL INCORPORATED                                                                               333,928
     27,200  ANCHOR BANCORP WISCONSIN INCORPORATED                                                                       734,400
     23,700  ASTORIA FINANCIAL CORPORATION                                                                               628,761
    139,800  BANKATLANTIC BANCORP INCORPORATED CLASS A                                                                 1,212,066
      5,100  BANNER CORPORATION                                                                                          175,389
     57,800  BFC FINANCIAL CORPORATION+                                                                                  168,776
     14,000  BOSTON PRIVATE FINANCIAL HOLDINGS INCORPORATED                                                              389,760
      6,900  CENTRAL PACIFIC FINANCIAL CORPORATION                                                                       201,480
    108,700  CITIZENS REPUBLIC BANKCORP INCORPORATED                                                                   1,751,157
     12,800  COMMUNITY TRUST BANCORP                                                                                     384,512
     84,300  FIRST COMMONWEALTH FINANCIAL CORPORATION                                                                    932,358
      6,800  FIRST COMMUNITY BANCORP                                                                                     372,028
    267,500  FIRST FINANCIAL BANCORP                                                                                   3,418,650
     24,200  FIRST HORIZON NATIONAL CORPORATION                                                                          645,172
     11,000  FIRST MIDWEST BANCORP INCORPORATED                                                                          375,760
     43,873  FIRST SECURITY GROUP INCORPORATED                                                                           438,730
     19,500  FIRSTMERIT CORPORATION                                                                                      385,320
     16,600  FRONTIER FINANCIAL CORPORATION                                                                              387,278
     50,900  FULTON FINANCIAL CORPORATION                                                                                731,942
     16,400  INTERNATIONAL BANCSHARES CORPORATION                                                                        355,880
     16,660  MIDWEST BANC HOLDINGS INCORPORATED                                                                          246,068
     55,517  NATIONAL PENN BANCSHARES INCORPORATED                                                                       908,258
     24,300  OLD NATIONAL BANCORP                                                                                        402,651
     15,100  PACIFIC CAPITAL BANCORP                                                                                     397,130
     15,000  PROVIDENT BANKSHARES CORPORATION                                                                            469,950
     48,700  SOUTH FINANCIAL GROUP INCORPORATED                                                                        1,107,438
     42,100  STERLING FINANCIAL CORPORATION                                                                            1,132,911
     50,400  SUSQUEHANNA BANCSHARES INCORPORATED                                                                       1,013,040
      9,100  UMB FINANCIAL CORPORATION                                                                                   390,026
     71,000  UMPQUA HOLDINGS CORPORATION                                                                               1,420,710
     14,900  UNITED COMMUNITY BANKS INCORPORATED                                                                         365,348
     13,100  VALLEY NATIONAL BANCORP                                                                                     290,558
     27,000  WASHINGTON FEDERAL INCORPORATED                                                                             709,020
     17,200  WEBSTER FINANCIAL CORPORATION                                                                               724,464
     18,400  WILMINGTON TRUST CORPORATION                                                                                715,760
     20,315  WINTRUST FINANCIAL CORPORATION                                                                              867,247

                                                                                                                      25,183,926
                                                                                                                  --------------
EATING & DRINKING PLACES: 0.36%
     68,600  BUCA INCORPORATED+                                                                                          128,282
      5,225  CALIFORNIA PIZZA KITCHEN INCORPORATED+                                                                       91,803

Portfolio of Investments--September 30, 2007

                                     Wells Fargo Advantage Master Portfolios 241


STRATEGIC SMALL CAP VALUE PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                            VALUE
EATING & DRINKING PLACES (continued)
     17,100  CEC ENTERTAINMENT INCORPORATED+                                                                      $      459,477
     30,300  O'CHARLEYS INCORPORATED                                                                                     459,348
     19,400  RUBIO'S RESTAURANTS INCORPORATED+                                                                           193,030

                                                                                                                       1,331,940
                                                                                                                  --------------
EDUCATIONAL SERVICES: 1.92%
    359,100  SCORINTHIAN COLLEGES INCORPORATED+                                                                        5,713,281
     56,000  LEARNING TREE INTERNATIONAL INCORPORATED+                                                                   994,560
     32,775  LINCOLN EDUCATIONAL SERVICES+                                                                               427,386

                                                                                                                       7,135,227
                                                                                                                  --------------
ELECTRIC, GAS & SANITARY SERVICES: 1.09%
     39,000  CLEAN HARBORS INCORPORATED+                                                                               1,736,280
        500  IDACORP INCORPORATED                                                                                         16,370
     77,900  PNM RESOURCES INCORPORATED                                                                                1,813,512
     16,500  UNISOURCE ENERGY CORPORATION                                                                                493,185

                                                                                                                       4,059,347
                                                                                                                  --------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT: 6.89%
     53,200  ACTEL CORPORATION+                                                                                          570,836
     79,500  ADAPTEC INCORPORATED+                                                                                       303,690
      2,300  ADVANCED ANALOGIC TECHNOLOGIES INCORPORATED+                                                                 24,472
     62,330  ANDREW CORPORATION+                                                                                         863,271
     53,000  CTS CORPORATION                                                                                             683,700
     52,150  DIODES INCORPORATED+                                                                                      1,674,015
     17,900  ELECTRO SCIENTIFIC INDUSTRIES INCORPORATED+                                                                 428,884
    131,318  EVANS & SUTHERLAND COMPUTER CORPORATION+                                                                    273,141
     55,900  EXAR CORPORATION+                                                                                           730,054
    690,000  FUELCELL ENERGY INCORPORATED+                                                                             6,168,600
     18,555  GRAFTECH INTERNATIONAL LIMITED+                                                                             331,021
      4,200  HOUSTON WIRE & CABLE COMPANY                                                                                 76,062
     13,100  IMATION CORPORATION                                                                                         321,343
     28,430  INTEGRATED ELECTRICAL SERVICES INCORPORATED+                                                                728,092
     15,350  LAMSON & SESSIONS COMPANY+                                                                                  413,836
    243,700  MERCURY COMPUTER SYSTEMS INCORPORATED+                                                                    2,505,236
     13,900  METHODE ELECTRONICS INCORPORATED                                                                            209,195
    170,600  MOLEX INCORPORATED CLASS A                                                                                4,326,416
    585,525  MRV COMMUNICATIONS INCORPORATED+                                                                          1,452,102
     32,045  OSI SYSTEMS INCORPORATED+                                                                                   721,333
    161,015  POWER-ONE INCORPORATED+                                                                                     821,177
    116,960  RICHARDSON ELECTRONICS LIMITED                                                                              801,176
     39,800  SMART MODULAR TECHNOLOGIES INCORPORATED+                                                                    284,570
     27,400  UNIVERSAL ELECTRONICS INCORPORATED+                                                                         890,500

                                                                                                                      25,602,722
                                                                                                                  --------------
ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES: 1.69%
     10,000  AMERICAN PHYSICIANS SERVICE GROUP INCORPORATED                                                              184,000
     93,400  CRA INTERNATIONAL INCORPORATED+                                                                           4,500,946
    156,505  SYMYX TECHNOLOGIES INCORPORATED+                                                                          1,360,028
     10,000  TETRA TECH INCORPORATED+                                                                                    211,200
      3,100  TRIMERIS INCORPORATED+                                                                                       24,118

                                                                                                                       6,280,292
                                                                                                                  --------------

242 Wells Fargo Advantage Master Portfolios

                                    Portfolio of Investments--September 30, 2007


STRATEGIC SMALL CAP VALUE PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                            VALUE
FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT: 0.28%
      8,000  CROWN HOLDINGS INCORPORATED+                                                                         $      182,080
     49,700  MATERIAL SCIENCES CORPORATION+                                                                              527,814
      4,800  SUN HYDRAULICS CORPORATION                                                                                  152,640
      2,200  VALMONT INDUSTRIES INCORPORATED                                                                             186,670

                                                                                                                       1,049,204
                                                                                                                  --------------
FOOD & KINDRED PRODUCTS: 4.36%
    515,120  DEL MONTE FOODS COMPANY                                                                                   5,408,760
     33,450  FLOWERS FOODS INCORPORATED                                                                                  729,210
    125,700  HERCULES INCORPORATED                                                                                     2,642,214
    166,900  TOOTSIE ROLL INDUSTRIES INCORPORATED                                                                      4,427,857
    110,100  UNITED NATURAL FOODS INCORPORATED+                                                                        2,996,922

                                                                                                                      16,204,963
                                                                                                                  --------------
FOOD STORES: 1.01%
     23,200  INGLES MARKETS INCORPORATED CLASS A                                                                         664,912
    165,100  WINN-DIXIE STORES INCORPORATED+                                                                           3,090,672

                                                                                                                       3,755,584
                                                                                                                  --------------
FURNITURE & FIXTURES: 0.53%
      4,900  HNI CORPORATION                                                                                             176,400
     61,700  LSI INDUSTRIES INCORPORATED                                                                               1,266,084
     36,800  SEALY CORPORATION                                                                                           516,672

                                                                                                                       1,959,156
                                                                                                                  --------------
GENERAL MERCHANDISE STORES: 0.15%
     51,900  RETAIL VENTURES INCORPORATED+                                                                               540,279
                                                                                                                  --------------
HEALTH SERVICES: 2.55%
    152,900  ALLIED HEALTHCARE INTERNATIONAL INCORPORATED+                                                               365,431
     26,300  AMERICA SERVICE GROUP INCORPORATED+                                                                         298,505
    113,100  BIOSCRIP INCORPORATED+                                                                                      726,102
     75,900  CARDIAC SCIENCE CORPORATION+                                                                                765,072
     64,230  CROSS COUNTRY HEALTHCARE INCORPORATED+                                                                    1,122,098
     92,000  FIVE STAR QUALITY CARE INCORPORATED+                                                                        756,240
     37,030  GENTIVA HEALTH SERVICES INCORPORATED+                                                                       711,346
     16,940  HEALTHSOUTH REHABILITATION CORPORATION+                                                                     296,619
  1,218,500  HOOPER HOLMES INCORPORATED+                                                                               2,875,660
     12,000  MATRIA HEALTHCARE INCORPORATED+                                                                             313,920
     72,100  NAUTILUS GROUP INCORPORATED                                                                                 574,637
     38,400  REHABCARE GROUP INCORPORATED+                                                                               675,456

                                                                                                                       9,481,086
                                                                                                                  --------------
HOLDING & OTHER INVESTMENT OFFICES: 4.05%
     31,700  AGREE REALTY CORPORATION                                                                                    993,478
    145,670  ANNALY MORTGAGE MANAGEMENT INCORPORATED                                                                   2,320,523
    180,800  ANTHRACITE CAPITAL INCORPORATED                                                                           1,645,280
    186,400  ANWORTH MORTGAGE ASSET CORPORATION                                                                        1,004,696
     34,300  APARTMENT INVESTMENT & MANAGEMENT COMPANY CLASS A                                                         1,547,959
     46,300  CARE INVESTMENT TRUST INCORPORATED+                                                                         555,600
     68,300  FELDMAN MALL PROPERTIES INCORPORATED                                                                        516,348
      7,500  GLIMCHER REALTY TRUST                                                                                       176,250
    171,160  HILLTOP HOLDINGS INCORPORATED+                                                                            2,009,418
     93,600  JER INVESTORS TRUST INCORPORATED                                                                          1,165,320
     84,700  LUMINENT MORTGAGE CAPITAL INCORPORATED                                                                      141,449

Portfolio of Investments--September 30, 2007

                                     Wells Fargo Advantage Master Portfolios 243


STRATEGIC SMALL CAP VALUE PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                            VALUE
HOLDING & OTHER INVESTMENT OFFICES (continued)
     74,800  MEDICAL PROPERTIES TRUST INCORPORATED                                                                $      996,336
    164,885  ORIGEN FINANCIAL INCORPORATED                                                                               997,554
     15,500  RAIT INVESTMENT TRUST                                                                                       127,565
     60,480  UMH PROPERTIES INCORPORATED                                                                                 841,882

                                                                                                                      15,039,658
                                                                                                                  --------------
HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES: 0.27%
    158,800  BELL MICROPRODUCTS INCORPORATED+                                                                            987,736
                                                                                                                  --------------
HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES: 0.32%
     50,410  EMPIRE RESORTS INCORPORATED+                                                                                249,025
     17,200  MTR GAMING GROUP INCORPORATED+                                                                              163,916
     86,640  OUTDOOR CHANNEL HOLDINGS INCORPORATED+                                                                      782,359

                                                                                                                       1,195,300
                                                                                                                  --------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT: 5.65%
     38,900  BLOUNT INTERNATIONAL INCORPORATED+                                                                          441,904
      9,300  BRIGGS & STRATTON CORPORATION                                                                               234,174
     38,360  BROCADE COMMUNICATIONS SYSTEMS INCORPORATED+                                                                328,362
     42,300  COLUMBUS MCKINNON CORPORATION+                                                                            1,052,847
    107,700  CRAY INCORPORATED+                                                                                          775,440
     79,800  DOT HILL SYSTEMS CORPORATION+                                                                               241,794
    402,100  ENTEGRIS INCORPORATED+                                                                                    3,490,228
     71,100  FLANDER CORPORATION+                                                                                        324,927
      9,900  GARDNER DENVER INCORPORATED+                                                                                386,100
    596,900  INFOCUS CORPORATION+                                                                                      1,014,730
     94,590  INTERMEC INCORPORATED+                                                                                    2,470,691
      9,200  INTEVAC INCORPORATED+                                                                                       139,840
     96,100  NN INCORPORATED                                                                                             942,741
        200  PLANAR SYSTEMS INCORPORATED+                                                                                  1,342
     92,300  QUALSTAR CORPORATION+                                                                                       353,509
     25,000  RACKABLE SYSTEMS INCORPORATED+                                                                              324,250
     22,900  RIMAGE CORPORATION+                                                                                         513,876
     45,400  ROBBINS & MYERS INCORPORATED                                                                              2,600,966
     57,300  SIMPLETECH INCORPORATED+                                                                                    437,199
     14,500  SPARTECH CORPORATION                                                                                        247,370
        400  TENNANT COMPANY                                                                                              19,480
     14,600  TIMKEN COMPANY                                                                                              542,390
    243,000  ULTRATECH INCORPORATED+                                                                                   3,367,980
     92,590  VOYAGER LEARNING COMPANY+                                                                                   762,016

                                                                                                                      21,014,156
                                                                                                                  --------------
INSURANCE AGENTS, BROKERS & SERVICE: 0.66%
    325,300  CRAWFORD & COMPANY CLASS A                                                                                1,795,656
     31,000  ONEBEACON INSURANCE GROUP LIMITED                                                                           668,050

                                                                                                                       2,463,706
                                                                                                                  --------------
INSURANCE CARRIERS: 5.02%
     41,300  AFFIRMATIVE INSURANCE HOLDINGS INCORPORATED                                                                 474,537
     97,200  AMERICAN EQUITY INVESTMENT LIFE HOLDING COMPANY                                                           1,035,180
     44,000  AMERICAN SAFETY INSURANCE GROUP LIMITED+                                                                    872,080
     70,550  AMERISAFE INCORPORATED+                                                                                   1,166,897
     29,026  ARGO GROUP INTERNATIONAL HOLDINGS LIMITED+                                                                1,262,921
     14,950  CASTLEPOINT HOLDINGS LIMITED                                                                                171,925
     89,600  CRM HOLDINGS LIMITED+                                                                                       564,480

244 Wells Fargo Advantage Master Portfolios

                                    Portfolio of Investments--September 30, 2007


STRATEGIC SMALL CAP VALUE PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                            VALUE
INSURANCE CARRIERS (continued)
      3,500  DELPHI FINANCIAL GROUP INCORPORATED CLASS A                                                          $      141,470
     78,500  DONEGAL GROUP INCORPORATED CLASS A                                                                        1,270,130
     29,100  EMC INSURANCE GROUP INCORPORATED                                                                            756,309
     88,800  FREMONT GENERAL CORPORATION+                                                                                346,320
     15,300  HARLEYSVILLE GROUP INCORPORATED                                                                             489,294
    178,470  KMG AMERICA CORPORATION+                                                                                  1,056,542
    103,600  MEADOWBROOK INSURANCE GROUP INCORPORATED+                                                                   933,436
      9,830  MERCURY GENERAL CORPORATION                                                                                 530,132
     71,925  NORTH POINTE HOLDINGS CORPORATION+                                                                          781,825
      9,525  NYMAGIC INCORPORATED                                                                                        264,890
     67,000  PMA CAPITAL CORPORATION CLASS A+                                                                            636,500
      4,295  PRA INTERNATIONAL+                                                                                          126,273
     64,700  PROCENTURY CORPORATION                                                                                      946,561
     76,200  SCOTTISH RE GROUP LIMITED+                                                                                  243,078
     45,900  SEABRIGHT INSURANCE HOLDINGS+                                                                               783,513
     98,900  SPECIALTY UNDERWRITERS' ALLIANCE INCORPORATED+                                                              692,300
     14,400  STANCORP FINANCIAL GROUP INCORPORATED                                                                       712,944
     24,500  STATE AUTO FINANCIAL CORPORATION                                                                            716,625
     14,500  TRIAD GUARANTY INCORPORATED+                                                                                275,065
      2,700  WHITE MOUNTAIN INSURANCE GROUP LIMITED                                                                    1,403,325

                                                                                                                      18,654,552
                                                                                                                  --------------
JUSTICE, PUBLIC ORDER & SAFETY: 0.38%
     47,704  GEO GROUP INCORPORATED+                                                                                   1,412,515
                                                                                                                  --------------
LEATHER & LEATHER PRODUCTS: 0.28%
     81,795  BAKERS FOOTWEAR GROUP INCORPORATED+                                                                         364,806
     28,500  SHOE CARNIVAL INCORPORATED+                                                                                 449,730
      7,400  WEYCO GROUP INCORPORATED                                                                                    232,434

                                                                                                                       1,046,970
                                                                                                                  --------------
LUMBER & WOOD PRODUCTS, EXCEPT FURNITURE: 0.40%
     19,900  LOUISIANA-PACIFIC CORPORATION                                                                               337,703
     19,863  NOBILITY HOMES INC                                                                                          377,397
     25,640  SKYLINE CORPORATION                                                                                         771,251

                                                                                                                       1,486,351
                                                                                                                  --------------
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS: 4.03%
    194,764  ALLIED HEALTHCARE PRODUCTS INCORPORATED                                                                   1,316,605
     48,300  CANTEL INDUSTRIES+                                                                                          753,963
     20,011  COHERENT INCORPORATED+                                                                                      641,953
    142,265  CREDENCE SYSTEMS CORPORATION+                                                                               439,599
     44,982  DEL GLOBAL TECHNOLOGIES CORPORATION+                                                                        132,697
      9,800  DRS TECHNOLOGIES INCORPORATED                                                                               540,176
     53,100  EDAP TMS SA ADR+                                                                                            304,794
     93,400  HEALTHTRONICS INCORPORATED+                                                                                 476,340
     31,584  HERLEY INDUSTRIES INCORPORATED+                                                                             472,497
     32,600  KENSEY NASH CORPORATION+                                                                                    851,186
     93,800  NEWPORT CORPORATION+                                                                                      1,428,574
    224,600  NORTH AMERICAN SCIENTIFIC INCORPORATED+                                                                     125,776
     46,300  ORTHOLOGIC CORPORATION+                                                                                      65,283
    126,200  PERKINELMER INCORPORATED                                                                                  3,686,302
     65,642  VITAL SIGNS INCORPORATED                                                                                  3,422,574
     22,800  X-RITE INCORPORATED+                                                                                        329,232

                                                                                                                      14,987,551
                                                                                                                  --------------

Portfolio of Investments--September 30, 2007

                                     Wells Fargo Advantage Master Portfolios 245


STRATEGIC SMALL CAP VALUE PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                            VALUE
METAL MINING: 3.55%
    340,660  APEX SILVER MINES LIMITED+                                                                           $    6,625,837
        200  GOLD FIELDS LIMITED ADR                                                                                       3,618
     29,110  GOLDCORP INCORPORATED                                                                                       889,602
     17,730  MERIDIAN GOLD INCORPORATED+                                                                                 586,863
      5,200  MINEFINDERS CORPORATION LIMITED+                                                                             55,484
     72,360  NOVAGOLD RESOURCES INCORPORATED+                                                                          1,194,664
    115,590  RANDGOLD RESOURCES LIMITED ADR+                                                                           3,842,212

                                                                                                                      13,198,280
                                                                                                                  --------------
MINING & QUARRYING OF NONMETALLIC MINERALS, EXCEPT FUELS: 0.09%
    211,880  BIRCH MOUNTAIN RESOURCES LIMITED+                                                                           317,820
                                                                                                                  --------------
MISCELLANEOUS MANUFACTURING INDUSTRIES: 1.38%
     40,195  ACCO BRANDS CORPORATION+                                                                                    901,976
     13,500  ARMSTRONG WORLD INDUSTRIES INCORPORATED+                                                                    547,965
    258,700  LEAPFROG ENTERPRISES INCORPORATED+                                                                        2,134,275
     21,200  LYDALL INCORPORATED+                                                                                        196,736
     10,700  RC2 CORPORATION+                                                                                            296,283
     37,700  RUSS BERRIE & COMPANY INCORPORATED                                                                          633,360
     20,900  STANDEX INTERNATIONAL CORPORATION                                                                           432,212

                                                                                                                       5,142,807
                                                                                                                  --------------
MISCELLANEOUS RETAIL: 0.58%
     54,100  AC MOORE ARTS & CRAFTS INCORPORATED+                                                                        852,616
     69,400  FINLAY ENTERPRISES INCORPORATED+                                                                            284,540
     45,300  PC MALL INCORPORATED+                                                                                       707,133
     75,345  SHARPER IMAGE CORPORATION+                                                                                  311,175

                                                                                                                       2,155,464
                                                                                                                  --------------
MISCELLANEOUS SERVICES: 0.06%
     15,200  BANKFINANCIAL CORPORATION                                                                                   240,464
                                                                                                                  --------------
MOTION PICTURES: 0.06%
     80,500  WPT ENTERPRISES INCORPORATED+                                                                               231,840
                                                                                                                  --------------
NON-DEPOSITORY CREDIT INSTITUTIONS: 0.52%
    134,300  MCG CAPITAL CORPORATION                                                                                   1,932,577
                                                                                                                  --------------
OIL & GAS EXTRACTION: 6.04%
      5,600  ATWOOD OCEANICS INCORPORATED+                                                                               428,736
     53,600  BRIGHAM EXPLORATION COMPANY+                                                                                317,848
     26,700  COMSTOCK RESOURCES INCORPORATED+                                                                            823,428
     19,045  FOREST OIL CORPORATION+                                                                                     819,697
    139,380  GLOBAL INDUSTRIES LIMITED+                                                                                3,590,429
     47,380  HELIX ENERGY SOLUTIONS GROUP INCORPORATED+                                                                2,011,755
     39,775  HELMERICH & PAYNE INCORPORATED                                                                            1,305,813
     75,675  KEY ENERGY SERVICES INCORPORATED+                                                                         1,286,475
     69,470  MCMORAN EXPLORATION COMPANY+                                                                                934,372
    305,705  NEWPARK RESOURCES INCORPORATED+                                                                           1,638,579
     18,275  OCEANEERING INTERNATIONAL INCORPORATED+                                                                   1,385,245
     10,545  PRIDE INTERNATIONAL INCORPORATED+                                                                           385,420
     55,745  RANGE RESOURCES CORPORATION                                                                               2,266,592
     18,600  SUPERIOR ENERGY SERVICES INCORPORATED+                                                                      659,184
    205,400  SYNTROLEUM CORPORATION+                                                                                     386,152
     56,420  TRILOGY ENERGY TRUST                                                                                        465,132
      5,800  UNIT CORPORATION+                                                                                           280,720

246 Wells Fargo Advantage Master Portfolios

                                    Portfolio of Investments--September 30, 2007


STRATEGIC SMALL CAP VALUE PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                             VALUE
OIL & GAS EXTRACTION (continued)
     35,200  WARREN RESOURCES INCORPORATED+                                                                       $      441,408
     88,535  WILLBROS GROUP INCORPORATED+                                                                              3,010,190

                                                                                                                      22,437,175
                                                                                                                  --------------
PAPER & ALLIED PRODUCTS: 0.83%
    106,500  BUCKEYE TECHNOLOGIES INCORPORATED+                                                                        1,612,410
    112,255  CHESAPEAKE CORPORATION+                                                                                     949,677
     39,800  STANDARD REGISTER COMPANY                                                                                   505,858

                                                                                                                       3,067,945
                                                                                                                  --------------
PERSONAL SERVICES: 0.17%
     20,300  REGIS CORPORATION                                                                                           647,773
                                                                                                                  --------------
PETROLEUM REFINING & RELATED INDUSTRIES: 0.58%
     33,030  INTEROIL CORPORATION+                                                                                     1,043,748
     32,100  WD-40 COMPANY                                                                                             1,095,894

                                                                                                                       2,139,642
                                                                                                                  --------------
PIPELINES: 0.11%
      8,700  ENBRIDGE ENERGY PARTNERS LP                                                                                 424,821
                                                                                                                  --------------
PRIMARY METAL INDUSTRIES: 0.40%
     32,300  NORTHWEST PIPE COMPANY+                                                                                   1,221,586
      5,250  NOVAMERICAN STEEL INCORPORATED+                                                                             265,755

                                                                                                                       1,487,341
                                                                                                                  --------------
PRINTING, PUBLISHING & ALLIED INDUSTRIES: 2.41%
     28,400  AMERICAN GREETINGS CORPORATION CLASS A                                                                      749,760
     45,100  ENNIS INCORPORATED                                                                                          994,004
     76,935  JOURNAL COMMUNICATIONS INCORPORATED CLASS A                                                                 729,344
     15,965  MCCLATCHY COMPANY CLASS A                                                                                   318,981
    458,200  PLAYBOY ENTERPRISES INCORPORATED CLASS B+                                                                 4,921,068
     82,400  PRESSTEK INCORPORATED+                                                                                      516,648
     12,960  R.H. DONNELLEY CORPORATION                                                                                  726,019

                                                                                                                       8,955,824
                                                                                                                  --------------
REAL ESTATE: 0.23%
     32,400  MERUELO MADDUX PROPERTIES INCORPORATED+                                                                     191,484
     18,400  PHH CORPORATION+                                                                                            483,552
     15,300  THOMAS PROPERTIES GROUP INCORPORATED                                                                        183,600

                                                                                                                         858,636
                                                                                                                  --------------
REAL ESTATE INVESTMENT TRUST (REIT): 0.30%
     56,200  LEXINGTON CORPORATE PROPERTIES TRUST                                                                      1,124,562
                                                                                                                  --------------
RETAIL, TRADE & SERVICES: 0.11%
     92,000  TRANSPORT WORLD MUSIC CORPORATION+                                                                          421,360
                                                                                                                  --------------
RUBBER & MISCELLANEOUS PLASTICS PRODUCTS: 0.48%
    259,610  INTERTAPE POLYMER GROUP INCORPORATED                                                                        882,674
      5,321  JARDEN CORPORATION+                                                                                         164,632
     23,200  TUPPERWARE CORPORATION                                                                                      730,568

                                                                                                                       1,777,874
                                                                                                                  --------------

Portfolio of Investments--September 30, 2007

                                     Wells Fargo Advantage Master Portfolios 247


STRATEGIC SMALL CAP VALUE PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                             VALUE
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES: 0.04%
      9,640  MARKETAXESS HOLDINGS INCORPORATED+                                                                   $      144,600
                                                                                                                  --------------
STONE, CLAY, GLASS & CONCRETE PRODUCTS: 0.58%
     75,685  GENTEX CORPORATION                                                                                        1,622,686
     80,960  US CONCRETE INCORPORATED+                                                                                   533,526

                                                                                                                       2,156,212
                                                                                                                  --------------
TRANSPORTATION BY AIR: 0.55%
     66,625  AIRTRAN HOLDINGS INCORPORATED+                                                                              655,590
     48,285  JETBLUE AIRWAYS CORPORATION+                                                                                445,188
      6,435  PHI INCORPORATED+                                                                                           186,937
     24,625  PHI INCORPORATED (NON-VOTING)+                                                                              742,198

                                                                                                                       2,029,913
                                                                                                                  --------------
TRANSPORTATION EQUIPMENT: 2.97%
     40,600  AFTERMARKET TECHNOLOGY CORPORATION+                                                                       1,288,644
     25,600  ARCTIC CAT INCORPORATED                                                                                     418,816
    262,397  EXIDE TECHNOLOGIES+                                                                                       1,705,581
    179,200  FEDERAL SIGNAL CORPORATION                                                                                2,752,512
    214,245  FLEETWOOD ENTERPRISES INCORPORATED+                                                                       1,831,795
     26,500  MONACO COACH CORPORATION                                                                                    371,795
     53,300  SPIRIT AEROSYSTEMS HOLDINGS INCORPORATED+                                                                 2,075,502
     16,000  WABTEC CORPORATION                                                                                          599,360

                                                                                                                      11,044,005
                                                                                                                  --------------
TRANSPORTATION SERVICES: 0.53%
     47,200  DYNAMEX INCORPORATED+                                                                                     1,209,264
      8,600  GATX CORPORATION                                                                                            367,650
     21,500  PACER INTERNATIONAL INCORPORATED                                                                            409,575

                                                                                                                       1,986,489
                                                                                                                  --------------
WHOLESALE TRADE NON-DURABLE GOODS: 0.86%
      5,500  BLUEFLY INCORPORATED+                                                                                         5,005
     45,000  KENNETH COLE PRODUCTIONS INCORPORATED CLASS A                                                               871,650
     37,400  SCHOOL SPECIALTY INCORPORATED+                                                                            1,295,162
    101,700  SOURCE INTERLINK COMPANIES INCORPORATED+                                                                    357,984
     12,100  UNITED STATIONERS INCORPORATED+                                                                             671,792

                                                                                                                       3,201,593
                                                                                                                  --------------
WHOLESALE TRADE-DURABLE GOODS: 2.01%
     23,100  INTERLINE BRANDS INCORPORATED+                                                                              531,069
     47,200  KAMAN CORPORATION CLASS A                                                                                 1,631,232
     37,800  KEYSTONE AUTOMOTIVE INDUSTRIES INCORPORATED+                                                              1,805,328
     61,300  LENOX GROUP INCORPORATED+                                                                                   294,240
     10,400  LKQ CORPORATION+                                                                                            362,024
     91,000  MICROTECK MEDICAL HOLDING INCORPORATED+                                                                     562,380
    109,900  NAVARRE CORPORATION+                                                                                        413,224
      8,500  OWENS & MINOR INCORPORATED                                                                                  323,765
     38,065  PATRICK INDUSTRIES INCORPORATED+                                                                            449,928
     81,700  POMEROY IT SOLUTIONS INCORPORATED+                                                                          657,685
     30,400  WILLIS LEASE FINANCE CORPORATION+                                                                           451,134

                                                                                                                       7,482,009
                                                                                                                  --------------

248 Wells Fargo Advantage Master Portfolios

                                    Portfolio of Investments--September 30, 2007


STRATEGIC SMALL CAP VALUE PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                             VALUE
WIRELESS COMMUNICATIONS: 0.24%
     50,270  AUTHORIZE.NET HOLDINGS INCORPORATED+                                                                 $      886,260
                                                                                                                  --------------

TOTAL COMMON STOCKS (COST $349,090,490)                                                                              349,091,066
                                                                                                                  --------------
RIGHTS: 0.00%
     97,803  LEVITT RIGHTS+(A)                                                                                             6,846

TOTAL RIGHTS (COST $0)                                                                                                     6,846
                                                                                                                  --------------

WARRANTS: 0.18%
    176,155  HILL INTERNATIONAL INCORPORATED+                                                                            644,727

TOTAL WARRANTS (COST $366,321)                                                                                           644,727
                                                                                                                  --------------
PREFERRED STOCKS: 0.08%
     16,500  ANWORTH MORTGAGE PREFERRED                                                                                  284,625

TOTAL PREFERRED STOCKS (COST $394,306)                                                                                   284,625
                                                                                                                  --------------
SHORT-TERM INVESTMENTS: 5.71%
 21,239,339  WELLS FARGO ADVANTAGE MONEY MARKET TRUST~+++                                                             21,239,339
                                                                                                                  --------------

TOTAL SHORT-TERM INVESTMENTS (COST $21,239,339)                                                                       21,239,339
                                                                                                                  --------------
TOTAL INVESTMENTS IN SECURITIES
(COST $371,090,456)*                                         99.87%                                               $  371,266,603

OTHER ASSETS AND LIABILITIES, NET                             0.13                                                       493,960
                                                           -------                                                --------------

TOTAL NET ASSETS                                            100.00%                                               $  371,760,563
                                                           -------                                                --------------

--------------------------------------------------------------------------------
+     Non-income earning securities.

(a) Security fair valued in accordance with the procedures approved by the Board of Trustees.

~ This Wells Fargo Advantage Fund invests cash balances that it retains for liquidity purposes in a Wells Fargo Advantage Money Market Fund. The fund does not pay an investment advisory fee for such investments.

+++   Security of an affiliate of the fund with a cost of $21,239,339.

* Cost for federal income tax purposes is $373,222,953 and net unrealized appreciation (depreciation) consists of:

      Gross unrealized appreciation                        $ 43,753,543
      Gross unrealized depreciation                         (45,709,893)
                                                           ------------
      Net unrealized appreciation (depreciation)           $ (1,956,350)

      The accompanying notes are an integral part of these financial statements.

                                          THIS PAGE IS INTENTIONALLY LEFT BLANK.

250 Wells Fargo Advantage Master Portfolios

                        Statements of Assets and Liabilities--September 30, 2007


                                                                                                C&B Large       Disciplined
                                                                                                Cap Value          Growth
                                                                                                Portfolio        Portfolio
----------------------------------------------------------------------------------------------------------------------------
ASSETS
   Investments
      In securities, at market value .....................................................   $ 1,200,930,378   $ 180,993,055
      Collateral for securities loaned (Note 2) ..........................................       208,651,086      29,817,569
      Investments in affiliates ..........................................................        36,159,944       2,651,805
                                                                                             -------------------------------
   Total investments at market value (see cost below) ....................................     1,445,741,408     213,462,429
                                                                                             -------------------------------
   Foreign currency, at value ............................................................                 0               0
   Receivable for investments sold .......................................................         2,542,145               0
   Receivables for dividends and interest ................................................         2,351,653         102,416
                                                                                             -------------------------------
Total assets .............................................................................     1,450,635,206     213,564,845
                                                                                             -------------------------------
LIABILITIES
   Payable for daily variation margin on futures contracts ...............................                 0               0
   Foreign taxes payable .................................................................               390               0
   Payable for investments purchased .....................................................                 0               0
   Payable to investment advisor and affiliates (Note 3) .................................           678,323         111,507
   Payable for securities loaned (Note 2) ................................................       208,651,086      29,817,569
   Accrued expenses and other liabilities ................................................            15,799          34,201
                                                                                             -------------------------------
Total liabilities ........................................................................       209,345,598      29,963,277
                                                                                             -------------------------------
TOTAL NET ASSETS .........................................................................   $ 1,241,289,608   $ 183,601,568
                                                                                             ===============================

Investments at cost ......................................................................   $ 1,335,381,889   $ 172,852,994
                                                                                             -------------------------------
Foreign currencies at cost ...............................................................   $             0   $           0
                                                                                             -------------------------------
Securities on loan, at market value (Note 2) .............................................   $   200,420,535   $  28,940,339
                                                                                             -------------------------------

--------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

Statements of Assets and Liabilities--September 30, 2007

                                    Wells Fargo Advantage Master Portfolios  251


                                                                                  Emerging        Equity          Equity
                                                                                   Growth         Income           Value
                                                                                  Portfolio      Portfolio       Portfolio
----------------------------------------------------------------------------------------------------------------------------
ASSETS
   Investments
      In securities, at market value .......................................   $  86,333,960   $ 658,495,640   $ 621,452,040
      Collateral for securities loaned (Note 2) ............................      40,793,613      91,983,301     137,142,660
      Investments in affiliates ............................................         812,341       6,287,603      26,422,556
                                                                               ---------------------------------------------
   Total investments at market value (see cost below) ......................     127,939,914     756,766,544     785,017,256
                                                                               ---------------------------------------------
   Foreign currency, at value ..............................................               0               0               0
   Receivable for investments sold .........................................         149,898               0         930,367
   Receivables for dividends and interest ..................................           4,615         783,442         590,473
                                                                               ---------------------------------------------
Total assets ...............................................................     128,094,427     757,549,986     786,538,096
                                                                               ---------------------------------------------
LIABILITIES
   Payable for daily variation margin on futures contracts .................               0               0               0
   Foreign taxes payable ...................................................               0               0               0
   Payable for investments purchased .......................................         689,434               0       9,455,292
   Payable to investment advisor and affiliates (Note 3) ...................          64,454         277,278         343,459
   Payable for securities loaned (Note 2) ..................................      40,793,613      91,983,301     137,142,660
   Accrued expenses and other liabilities ..................................          27,046          55,124          34,074
                                                                               ---------------------------------------------
Total liabilities ..........................................................      41,574,547      92,315,703     146,975,485
                                                                               ---------------------------------------------
TOTAL NET ASSETS ...........................................................   $  86,519,880   $ 665,234,283   $ 639,562,611
                                                                               =============================================

Investments at cost ........................................................   $ 113,777,653   $ 569,982,401   $ 704,525,406
                                                                               ---------------------------------------------
Foreign currencies at cost .................................................   $           0   $           0   $           0
                                                                               ---------------------------------------------
Securities on loan, at market value (Note 2) ...............................   $  39,157,820   $  89,136,571   $ 133,581,809
                                                                               ---------------------------------------------

                                                                                               International   International
                                                                                  Index            Core            Growth
                                                                                Portfolio        Portfolio       Portfolio
----------------------------------------------------------------------------------------------------------------------------
ASSETS
   Investments
      In securities, at market value .....................................   $ 2,772,659,199   $ 156,870,245   $ 291,083,714
      Collateral for securities loaned (Note 2) ..........................       441,435,751       2,707,818       4,920,486
      Investments in affiliates ..........................................        38,298,959       3,149,250      12,472,569
                                                                             -----------------------------------------------
   Total investments at market value (see cost below) ....................     3,252,393,909     162,727,313     308,476,769
                                                                             -----------------------------------------------
   Foreign currency, at value ............................................                 0               0              98
   Receivable for investments sold .......................................         1,898,956       1,665,256       1,381,452
   Receivables for dividends and interest ................................         3,240,256         404,985         708,348
                                                                             -----------------------------------------------
Total assets .............................................................     3,257,533,121     164,797,554     310,566,667
                                                                             -----------------------------------------------
LIABILITIES
   Payable for daily variation margin on futures contracts ...............            66,625               0               0
   Foreign taxes payable .................................................                 0          11,974               0
   Payable for investments purchased .....................................         1,428,404       2,049,752       4,772,006
   Payable to investment advisor and affiliates (Note 3) .................           201,114         130,531         244,293
   Payable for securities loaned (Note 2) ................................       441,435,751       2,707,818       4,920,486
   Accrued expenses and other liabilities ................................            46,061           2,553           3,557
                                                                             -----------------------------------------------
Total liabilities ........................................................       443,177,955       4,902,628       9,940,342
                                                                             -----------------------------------------------
TOTAL NET ASSETS .........................................................   $ 2,814,355,166   $ 159,894,926   $ 300,626,325
                                                                             ===============================================

Investments at cost ......................................................   $ 2,482,937,531   $ 128,210,182   $ 247,266,307
                                                                             -----------------------------------------------
Foreign currencies at cost ...............................................   $             0   $           0   $         100
                                                                             -----------------------------------------------
Securities on loan, at market value (Note 2) .............................   $   427,958,769   $   2,593,120   $   4,661,073
                                                                             -----------------------------------------------

252 Wells Fargo Advantage Master Portfolios

                        Statements of Assets and Liabilities--September 30, 2007


                                                                                             International   International
                                                                                                 Index           Value
                                                                                               Portfolio       Portfolio
--------------------------------------------------------------------------------------------------------------------------
ASSETS
   Investments
      In securities, at market value .....................................................   $ 157,085,295   $ 426,439,468
      Collateral for securities loaned (Note 2) ..........................................       6,004,813      10,001,020
      Investments in affiliates ..........................................................         787,089       8,040,860
                                                                                             -----------------------------
   Total investments at market value (see cost below) ....................................     163,877,197     444,481,348
                                                                                             -----------------------------
   Foreign currency, at value ............................................................       1,298,871       9,592,239
   Variation margin receivable on futures contracts ......................................         452,945               0
   Receivable for investments sold .......................................................          66,003       3,767,758
   Receivables for dividends and interest ................................................         472,286       1,827,634
   Unrealized appreciation on forward foreign currency contracts .........................           6,955               0
                                                                                             -----------------------------
Total assets .............................................................................     166,174,257     459,668,979
                                                                                             -----------------------------
LIABILITIES
   Payable for daily variation margin on futures contracts ...............................               0               0
   Foreign taxes payable .................................................................               0               0
   Payable for investments purchased .....................................................               0       2,098,500
   Payable to investment advisor and affiliates (Note 3) .................................          55,367         344,103
   Payable for securities loaned (Note 2) ................................................       6,004,813      10,001,020
   Accrued expenses and other liabilities ................................................          77,931          49,868
                                                                                             -----------------------------
Total liabilities ........................................................................       6,138,111      12,493,491
                                                                                             -----------------------------
TOTAL NET ASSETS .........................................................................   $ 160,036,146   $ 447,175,488
                                                                                             =============================

Investments at cost ......................................................................   $ 104,625,594   $ 363,710,979
                                                                                             -----------------------------
Foreign currencies at cost ...............................................................   $   1,264,112   $   9,455,422
                                                                                             -----------------------------
Securities on loan, at market value (Note 2) .............................................   $   5,745,397   $   9,556,411
                                                                                             -----------------------------

--------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

Statements of Assets and Liabilities--September 30, 2007

                                     Wells Fargo Advantage Master Portfolios 253


                                                                                Large Cap     Large Company      Small Cap
                                                                              Appreciation        Growth           Index
                                                                                Portfolio       Portfolio        Portfolio
----------------------------------------------------------------------------------------------------------------------------
ASSETS
   Investments
      In securities, at market value .....................................   $ 176,821,978   $ 2,732,681,363   $ 409,911,100
      Collateral for securities loaned (Note 2) ..........................      21,813,627       409,483,754     157,367,652
      Investments in affiliates ..........................................       3,314,114        27,238,094       6,758,363
                                                                             -----------------------------------------------
   Total investments at market value (see cost below) ....................     201,949,719     3,169,403,211     574,037,115
                                                                             -----------------------------------------------
   Foreign currency, at value ............................................               0                 0               0
   Variation margin receivable on futures contracts ......................               0                 0               0
   Receivable for investments sold .......................................       1,063,548         8,241,177               0
   Receivables for dividends and interest ................................         130,445           761,407         345,168
   Unrealized appreciation on forward foreign currency contracts .........               0                 0               0
                                                                             -----------------------------------------------
Total assets .............................................................     203,143,712     3,178,405,795     574,382,283
                                                                             -----------------------------------------------

LIABILITIES
   Payable for daily variation margin on futures contracts ...............               0                 0          44,400
   Foreign taxes payable .................................................             423                 0               0
   Payable for investments purchased .....................................       2,146,276         8,315,521       1,518,438
   Payable to investment advisor and affiliates (Note 3) .................          89,009         1,432,350          48,418
   Payable for securities loaned (Note 2) ................................      21,813,627       409,483,754     157,367,652
   Accrued expenses and other liabilities ................................          65,421            73,029          30,547
                                                                             -----------------------------------------------
Total liabilities ........................................................      24,114,756       419,304,654     159,009,455
                                                                             -----------------------------------------------
TOTAL NET ASSETS .........................................................   $ 179,028,956   $ 2,759,101,141   $ 415,372,828
                                                                             ===============================================

Investments at cost ......................................................   $ 172,193,633   $ 2,375,590,524   $ 481,711,092
                                                                             -----------------------------------------------
Foreign currencies at cost ...............................................   $           0   $             0   $           0
                                                                             -----------------------------------------------
Securities on loan, at market value (Note 2) .............................   $  21,155,567   $   399,780,039   $ 150,784,853
                                                                             -----------------------------------------------

                                                                             Small Company   Small Company      Strategic
                                                                                 Growth          Value          Small Cap
                                                                               Portfolio       Portfolio     Value Portfolio
----------------------------------------------------------------------------------------------------------------------------
ASSETS
   Investments
      In securities, at market value .....................................   $ 822,061,379   $ 503,104,986     $ 350,027,264
      Collateral for securities loaned (Note 2) ..........................      27,779,084     258,163,013                 0
      Investments in affiliates ..........................................      25,775,427      10,195,890        21,239,339
                                                                             -----------------------------------------------
   Total investments at market value (see cost below) ....................     875,615,890     771,463,889       371,266,603
                                                                             -----------------------------------------------
   Foreign currency, at value ............................................               0               0                 0
   Variation margin receivable on futures contracts ......................               0               0                 0
   Receivable for investments sold .......................................      10,975,010      11,046,728         3,405,679
   Receivables for dividends and interest ................................         253,287         798,862           520,189
   Unrealized appreciation on forward foreign currency contracts .........               0               0                 0
                                                                             -----------------------------------------------
Total assets .............................................................     886,844,187     783,309,479       375,192,471
                                                                             -----------------------------------------------

LIABILITIES
   Payable for daily variation margin on futures contracts ...............               0               0                 0
   Foreign taxes payable .................................................               0               0                74
   Payable for investments purchased .....................................      24,680,553      11,006,970         3,156,932
   Payable to investment advisor and affiliates (Note 3) .................         596,808         375,994           265,428
   Payable for securities loaned (Note 2) ................................      27,779,084     258,163,013                 0
   Accrued expenses and other liabilities ................................          40,070          32,761             9,474
                                                                             -----------------------------------------------
Total liabilities ........................................................      53,096,515     269,578,738         3,431,908
                                                                             -----------------------------------------------
TOTAL NET ASSETS .........................................................   $ 833,747,672   $ 513,730,741     $ 371,760,563
                                                                             ===============================================

Investments at cost ......................................................   $ 802,067,934   $ 776,208,650     $ 371,090,456
                                                                             -----------------------------------------------
Foreign currencies at cost ...............................................   $           0   $           0     $           0
                                                                             -----------------------------------------------
Securities on loan, at market value (Note 2) .............................   $  26,518,534   $ 247,136,266     $           0
                                                                             -----------------------------------------------

254 Wells Fargo Advantage Master Portfolios

                 Statements of Operations--For the Year Ended September 30, 2007


                                                                                               C&B Large      Disciplined
                                                                                               Cap Value        Growth
                                                                                               Portfolio       Portfolio
--------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
   Dividends 1 ...........................................................................   $  20,004,063   $  1,460,303
   Interest ..............................................................................             722              0
   Income from affiliated securities .....................................................       3,286,576        185,766
   Securities lending income, net ........................................................         165,806         15,859
                                                                                             -----------------------------
Total investment income ..................................................................      23,457,167      1,661,928
                                                                                             -----------------------------
EXPENSES
   Advisory fees .........................................................................       7,771,230      1,406,173
   Custody fees ..........................................................................         216,603         37,498
   Accounting fees .......................................................................               0              0
   Professional fees .....................................................................          26,529         19,685
   Shareholder reports ...................................................................           9,443          1,982
   Trustees' fees ........................................................................           8,955          8,955
   Other fees and expenses ...............................................................           9,817          3,714
                                                                                             -----------------------------
Total expenses ...........................................................................       8,042,577      1,478,007
                                                                                             -----------------------------
LESS
   Waived fees and reimbursed expenses (Note 3) ..........................................        (650,340)        (1,310)
   Net expenses ..........................................................................       7,392,237      1,476,697
                                                                                             -----------------------------
Net investment income (loss) .............................................................      16,064,930        185,231
                                                                                             -----------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

NET REALIZED GAIN (LOSS) FROM
   Securities, foreign currencies and foreign currency translation .......................      56,127,455     20,448,384
   Futures transactions ..................................................................               0              0
                                                                                             -----------------------------
Net realized gain and loss from investments ..............................................      56,127,455     20,448,384
                                                                                             -----------------------------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF
   Securities, foreign currencies and foreign currency translation .......................      43,387,252     15,231,365
   Futures transactions ..................................................................               0              0
                                                                                             -----------------------------
Net change in unrealized appreciation (depreciation) of investments ......................      43,387,252     15,231,365
                                                                                             -----------------------------
Net realized and unrealized gain (loss) on investments ...................................      99,514,707     35,679,749
                                                                                             -----------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ..........................   $ 115,579,637   $ 35,864,980
                                                                                             =============================

1 Net of foreign withholding taxes of ....................................................   $     153,301   $          0

2 For the period ended September 30, 2007.

--------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

Statements of Operations--For the Year Ended September 30, 2007

                                     Wells Fargo Advantage Master Portfolios 255


                                                                                  Emerging        Equity          Equity
                                                                                   Growth         Income           Value
                                                                                 Portfolio 2     Portfolio       Portfolio
----------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
   Dividends 1 ..............................................................   $     20,051   $  20,452,986   $  10,826,295
   Interest .................................................................              0           5,112             891
   Income from affiliated securities ........................................         83,917         336,182         570,569
   Securities lending income, net ...........................................         60,229          89,411          82,058
                                                                                --------------------------------------------
Total investment income .....................................................        164,197      20,883,691      11,479,813
                                                                                --------------------------------------------
EXPENSES
   Advisory fees ............................................................        320,708       6,138,480       4,299,610
   Custody fees .............................................................          7,127         168,281         115,726
   Accounting fees ..........................................................              0               0               0
   Professional fees ........................................................         13,303          32,950          25,770
   Shareholder reports ......................................................         10,000           8,702           5,314
   Trustees' fees ...........................................................          8,955           8,955           8,955
   Other fees and expenses ..................................................          1,724          13,582           4,570
                                                                                --------------------------------------------
Total expenses ..............................................................        361,817       6,370,950       4,459,945
                                                                                --------------------------------------------
LESS
   Waived fees and reimbursed expenses (Note 3) .............................         (5,767)     (1,566,044)       (492,901)
   Net expenses .............................................................        356,050       4,804,906       3,967,044
                                                                                --------------------------------------------
Net investment income (loss) ................................................      (191,853)      16,078,785       7,512,769
                                                                                --------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

NET REALIZED GAIN (LOSS) FROM
   Securities, foreign currencies and foreign currency translation ..........        377,651     188,810,247      65,605,985
   Futures transactions .....................................................              0               0               0
                                                                                --------------------------------------------
Net realized gain and loss from investments .................................        377,651     188,810,247      65,605,985
                                                                                --------------------------------------------

NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF
   Securities, foreign currencies and foreign currency translation ..........     14,162,261     (73,139,434)     30,705,045
   Futures transactions .....................................................              0               0               0
                                                                                --------------------------------------------
Net change in unrealized appreciation (depreciation) of investments .........     14,162,261     (73,139,434)     30,705,045
                                                                                --------------------------------------------
Net realized and unrealized gain (loss) on investments ......................     14,539,912     115,670,813      96,311,030
                                                                                --------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS .............   $ 14,348,059   $ 131,749,598   $ 103,823,799
                                                                                ============================================

1 Net of foreign withholding taxes of .......................................   $        580   $      21,781   $       6,991

2 For the period ended September 30, 2007.

                                                                                               International   International
                                                                                   Index            Core           Growth
                                                                                 Portfolio       Portfolio       Portfolio
----------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
   Dividends 1 .............................................................   $  52,074,957   $   3,638,344    $  5,984,215
   Interest ................................................................          45,385               0               0
   Income from affiliated securities .......................................       1,714,933          89,585         363,788
   Securities lending income, net ..........................................         393,163          79,631         142,668
                                                                               ---------------------------------------------
Total investment income ....................................................      54,228,438       3,807,560       6,490,671
                                                                               ---------------------------------------------
EXPENSES
   Advisory fees ...........................................................       2,315,769       1,533,737       2,903,231
   Custody fees ............................................................         551,055         161,446         303,921
   Accounting fees .........................................................               0          21,552          10,000
   Professional fees .......................................................          46,601          17,586          19,756
   Shareholder reports .....................................................          25,365           1,753           3,055
   Trustees' fees ..........................................................           8,955           8,955           8,955
   Other fees and expenses .................................................          33,863          10,952           1,318
                                                                               ---------------------------------------------
Total expenses .............................................................       2,981,608       1,755,981       3,250,236
                                                                               ---------------------------------------------
LESS
   Waived fees and reimbursed expenses (Note 3) ............................        (272,898)         (4,784)        (91,040)
   Net expenses ............................................................       2,708,710       1,751,197       3,159,196
                                                                               ---------------------------------------------
Net investment income (loss) ...............................................      51,519,728       2,056,363       3,331,475
                                                                               ---------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

NET REALIZED GAIN (LOSS) FROM
   Securities, foreign currencies and foreign currency translation .........     115,265,086      27,306,462      56,226,589
   Futures transactions ....................................................       1,919,641               0               0
                                                                               ---------------------------------------------
Net realized gain and loss from investments ................................     117,184,727      27,306,462      56,226,589
                                                                               ---------------------------------------------

NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF
   Securities, foreign currencies and foreign currency translation .........     244,793,951       5,567,904      15,364,318
   Futures transactions ....................................................         315,228               0               0
                                                                               ---------------------------------------------
Net change in unrealized appreciation (depreciation) of investments ........     245,109,179       5,567,904      15,364,318
                                                                               ---------------------------------------------
Net realized and unrealized gain (loss) on investments .....................     362,293,906      32,874,366      71,590,907
                                                                               ---------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ............   $ 413,813,634   $  34,930,729    $ 74,922,382
                                                                               =============================================

1 Net of foreign withholding taxes of ......................................   $           0   $     352,319    $    753,829

2 For the period ended September 30, 2007.

256 Wells Fargo Advantage Master Portfolios

                 Statements of Operations--For the Year Ended September 30, 2007


                                                                            International   International
                                                                                Index           Value
                                                                              Portfolio       Portfolio
----------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
   Dividends 1 ..........................................................   $   4,106,464   $  12,242,858
   Interest .............................................................          16,750          49,362
   Income from affiliated securities ....................................          51,110         640,808
   Securities lending income, net .......................................          94,709         246,261
                                                                            ------------------------------
Total investment income .................................................       4,269,033      13,179,289
                                                                            ------------------------------

EXPENSES
   Advisory fees ........................................................         565,481       3,570,396
   Custody fees .........................................................         161,566         375,831
   Accounting fees ......................................................           7,185          27,424
   Professional fees ....................................................          32,359          23,175
   Shareholder reports ..................................................           1,754           3,307
   Trustees' fees .......................................................           8,955           8,955
   Other fees and expenses ..............................................          16,340           7,090
                                                                            ------------------------------
Total expenses ..........................................................         793,640       4,016,178
                                                                            ------------------------------

LESS
   Waived fees and reimbursed expenses (Note 3) .........................          (5,848)       (133,103)
   Net expenses .........................................................         787,792       3,883,075
                                                                            ------------------------------
Net investment income (loss) ............................................       3,481,241       9,296,214
                                                                            ------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

NET REALIZED GAIN (LOSS) FROM
   Securities, foreign currencies and foreign currency translation ......      13,479,135      23,855,136
   Forward foreign currency contracts ...................................          81,083               0
   Futures transactions .................................................         177,409               0
                                                                            ------------------------------
Net realized gain and loss from investments .............................      13,737,627      23,855,136
                                                                            ------------------------------

NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF
   Securities, foreign currencies and foreign currency translation ......      18,649,579      35,415,227
   Forward foreign currency contracts ...................................          10,944               0
   Futures transactions .................................................          73,554               0
                                                                            ------------------------------
Net change in unrealized appreciation (depreciation) of investments .....      18,734,077      35,415,227
                                                                            ------------------------------
Net realized and unrealized gain (loss) on investments ..................      32,471,704      59,270,363
                                                                            ------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS .........   $  35,952,945   $  68,566,577
                                                                            ==============================

1 Net of foreign withholding taxes of ...................................   $     393,364   $   1,089,651

--------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

Statements of Operations--For the Year Ended September 30, 2007

                                     Wells Fargo Advantage Master Portfolios 257


                                                                              Large Cap    Large Company     Small Cap
                                                                            Appreciation       Growth          Index
                                                                              Portfolio      Portfolio       Portfolio
------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
   Dividends 1 ..........................................................   $  1,925,904   $  30,624,723   $  4,793,357
   Interest .............................................................              0             302         17,191
   Income from affiliated securities ....................................        195,027       1,709,561        269,341
   Securities lending income, net .......................................         13,028         428,058        448,914
                                                                            --------------------------------------------
Total investment income .................................................      2,133,959      32,762,644      5,528,803
                                                                            --------------------------------------------

EXPENSES
   Advisory fees ........................................................      1,188,351      19,373,639        859,956
   Custody fees .........................................................         33,953         573,346         85,996
   Accounting fees ......................................................              0               0              0
   Professional fees ....................................................         16,737          45,338         28,306
   Shareholder reports ..................................................          1,787          27,679          4,103
   Trustees' fees .......................................................          8,955           8,955          8,955
   Other fees and expenses ..............................................          2,258          44,182          2,587
                                                                            --------------------------------------------
Total expenses ..........................................................      1,252,041      20,073,139        989,903
                                                                            --------------------------------------------

LESS
   Waived fees and reimbursed expenses (Note 3) .........................        (85,190)       (674,485)      (209,419)
   Net expenses .........................................................      1,166,851      19,398,654        780,484
                                                                            --------------------------------------------
Net investment income (loss) ............................................        967,108      13,363,990      4,748,319
                                                                            --------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

NET REALIZED GAIN (LOSS) FROM
   Securities, foreign currencies and foreign currency translation ......     14,007,484     260,107,600     52,866,588
   Forward foreign currency contracts ...................................              0               0              0
   Futures transactions .................................................              0               0       (379,397)
                                                                            --------------------------------------------
Net realized gain and loss from investments .............................     14,007,484     260,107,600     52,487,191
                                                                            --------------------------------------------

NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF
   Securities, foreign currencies and foreign currency translation ......     19,094,005     206,232,842        303,949
   Forward foreign currency contracts ...................................              0               0              0
   Futures transactions .................................................              0               0        223,550
                                                                            --------------------------------------------
Net change in unrealized appreciation (depreciation) of investments .....     19,094,005     206,232,842        527,499
                                                                            --------------------------------------------
Net realized and unrealized gain (loss) on investments ..................     33,101,489     466,340,442     53,014,690
                                                                            --------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS .........   $ 34,068,597   $ 479,704,432   $ 57,763,009
                                                                            ============================================

1 Net of foreign withholding taxes of ...................................   $          0   $     371,041   $      1,238

                                                                            Small Company   Small Company      Strategic
                                                                                Growth          Value          Small Cap
                                                                              Portfolio       Portfolio     Value Portfolio
----------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
   Dividends 1 ..........................................................   $   2,845,320   $   6,476,577   $     3,900,178
   Interest .............................................................               0               0             1,204
   Income from affiliated securities ....................................       1,005,442         645,615           804,530
   Securities lending income, net .......................................         216,152         320,432                 0
                                                                            ------------------------------------------------
Total investment income .................................................       4,066,914       7,442,624         4,705,912
                                                                            ------------------------------------------------

EXPENSES
   Advisory fees ........................................................       8,083,240       4,614,556         3,474,413
   Custody fees .........................................................         184,328         102,807            77,209
   Accounting fees ......................................................               0               0                 0
   Professional fees ....................................................          30,126          25,943            19,435
   Shareholder reports ..................................................           8,795           4,816             3,714
   Trustees' fees .......................................................           8,955           8,955             8,955
   Other fees and expenses ..............................................          10,421           2,967             7,578
                                                                            ------------------------------------------------
Total expenses ..........................................................       8,325,865       4,760,044         3,591,304
                                                                            ------------------------------------------------

LESS
   Waived fees and reimbursed expenses (Note 3) .........................         (13,134)        (33,879)          (41,716)
   Net expenses .........................................................       8,312,731       4,726,165         3,549,588
                                                                            ------------------------------------------------
Net investment income (loss) ............................................      (4,245,817)      2,716,459         1,156,324
                                                                            ------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

NET REALIZED GAIN (LOSS) FROM
   Securities, foreign currencies and foreign currency translation ......     119,507,224      60,770,961        28,258,077
   Forward foreign currency contracts ...................................               0               0                 0
   Futures transactions .................................................               0               0                 0
                                                                            ------------------------------------------------
Net realized gain and loss from investments .............................     119,507,224      60,770,961        28,258,077
                                                                            ------------------------------------------------

NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF
   Securities, foreign currencies and foreign currency translation ......      33,980,926     (34,673,152)        1,189,101
   Forward foreign currency contracts ...................................               0               0                 0
   Futures transactions .................................................               0               0                 0
                                                                            ------------------------------------------------
Net change in unrealized appreciation (depreciation) of investments .....      33,980,926     (34,673,152)        1,189,101
                                                                            ------------------------------------------------
Net realized and unrealized gain (loss) on investments ..................     153,488,150      26,097,809        29,447,178
                                                                            ------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS .........   $ 149,242,333   $  28,814,268   $    30,603,502
                                                                            ================================================

1 Net of foreign withholding taxes of ...................................   $       5,059   $           0   $        12,336

258 Wells Fargo Advantage Master Portfolios

                                             Statements of Changes in Net Assets


                                                                                        C&B LARGE CAP VALUE PORTFOLIO
                                                                                   ----------------------------------------
                                                                                        For the              For the
                                                                                       Year Ended           Year Ended
                                                                                   September 30, 2007   September 30, 2006
---------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   Beginning net assets ........................................................   $      841,546,045   $      774,696,069

OPERATIONS
   Net investment income (loss) ................................................           16,064,930           14,179,146
   Net realized gain (loss) on investments .....................................           56,127,455           36,879,416
   Net change in unrealized appreciation (depreciation) of investments .........           43,387,252           67,028,509
                                                                                   ----------------------------------------
Net increase (decrease) in net assets resulting from operations ................          115,579,637          118,087,071
                                                                                   ----------------------------------------

CAPITAL SHARES TRANSACTIONS

TRANSACTIONS IN INVESTORS' BENEFICIAL INTERESTS
   Contributions ...............................................................          483,212,085           56,382,255
   Withdrawals .................................................................         (199,048,159)        (107,619,350)
                                                                                   ----------------------------------------
Net increase (decrease) from transactions in investors' beneficial interests ...          284,163,926          (51,237,095)
                                                                                   ----------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS ..........................................          399,743,563           66,849,976
                                                                                   ========================================
ENDING NET ASSETS ..............................................................   $    1,241,289,608   $      841,546,045
                                                                                   ========================================

--------------------------------------------------------------------------------
1     This Portfolio commenced operations on January 31, 2007.

      The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets

                                     Wells Fargo Advantage Master Portfolios 259


                                                                   DISCIPLINED GROWTH PORTFOLIO        EMERGING GROWTH PORTFOLIO 1
                                                              --------------------------------------   ---------------------------
                                                                   For the             For the                   For the
                                                                  Year Ended          Year Ended              Period Ended
                                                              September 30, 2007  September 30, 2006       September 30, 2007
----------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   Beginning net assets ...................................      $ 187,057,301      $  184,902,166            $          0

OPERATIONS
   Net investment income (loss) ...........................            185,231             216,903                (191,853)
   Net realized gain (loss) on investments ................         20,448,384           6,997,204                 377,651
   Net change in unrealized appreciation (depreciation) of
      investments .........................................         15,231,365          (4,599,455)             14,162,261
                                                              --------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
   operations .............................................         35,864,980           2,614,652              14,348,059
                                                              --------------------------------------------------------------------

CAPITAL SHARES TRANSACTIONS

TRANSACTIONS IN INVESTORS' BENEFICIAL INTERESTS
   Contributions ..........................................          4,065,448          10,644,735              88,757,743
   Withdrawals ............................................        (43,386,161)        (11,104,252)            (16,585,922)
                                                              --------------------------------------------------------------------
Net increase (decrease) from transactions in investors'
   beneficial interests ...................................        (39,320,713)           (459,517)             72,171,821
                                                              --------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS .....................         (3,455,733)          2,155,135              86,519,880
                                                              ====================================================================
ENDING NET ASSETS .........................................      $ 183,601,568      $  187,057,301            $ 86,519,880
                                                              ====================================================================

                                                                      EQUITY INCOME PORTFOLIO
                                                              ---------------------------------------
                                                                   For the              For the
                                                                  Year Ended          Year Ended
                                                              September 30, 2007   September 30, 2006
-----------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   Beginning net assets ...................................     $1,015,722,285      $1,273,196,285

OPERATIONS
   Net investment income (loss) ...........................         16,078,785          19,887,451
   Net realized gain (loss) on investments ................        188,810,247         123,786,012
   Net change in unrealized appreciation (depreciation) of
      investments .........................................        (73,139,434)        (31,413,024)
                                                              ---------------------------------------
Net increase (decrease) in net assets resulting from
   operations .............................................        131,749,598         112,260,439
                                                              ---------------------------------------

CAPITAL SHARES TRANSACTIONS

TRANSACTIONS IN INVESTORS' BENEFICIAL INTERESTS
   Contributions ..........................................         16,754,808          34,802,222
   Withdrawals ............................................       (498,992,408)       (404,536,661)
                                                              ---------------------------------------
Net increase (decrease) from transactions in investors'
   beneficial interests ...................................       (482,237,600)       (369,734,439)
                                                              ---------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS .....................       (350,488,002)       (257,474,000)
                                                              =======================================
ENDING NET ASSETS .........................................     $  665,234,283      $1,015,722,285
                                                              =======================================

260 Wells Fargo Advantage Master Portfolios

                                             Statements of Changes in Net Assets


                                                                                            EQUITY VALUE PORTFOLIO
                                                                                   -----------------------------------------
                                                                                         For the               For the
                                                                                       Year Ended            Year Ended
                                                                                   September 30, 2007    September 30, 2006
----------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   Beginning net assets ........................................................   $      490,515,385    $      438,219,988

OPERATIONS
   Net investment income (loss) ................................................            7,512,769             5,440,295
   Net realized gain (loss) on investments .....................................           65,605,985            27,936,911
   Net change in unrealized appreciation (depreciation) of investments .........           30,705,045            14,109,152
                                                                                   -----------------------------------------
Net increase (decrease) in net assets resulting from operations ................          103,823,799            47,486,358
                                                                                   -----------------------------------------

CAPITAL SHARES TRANSACTIONS

TRANSACTIONS IN INVESTORS' BENEFICIAL INTERESTS
   Contributions ...............................................................          125,489,688            63,991,943
   Withdrawals .................................................................          (80,266,261)          (59,182,904)
                                                                                   -----------------------------------------
Net increase (decrease) from transactions in investors' beneficial interests ...           45,223,427             4,809,039
                                                                                   -----------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS ..........................................          149,047,226            52,295,397
                                                                                   =========================================
ENDING NET ASSETS ..............................................................   $      639,562,611    $      490,515,385
                                                                                   =========================================

--------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets

                                     Wells Fargo Advantage Master Portfolios 261


                                                                                               INDEX PORTFOLIO
                                                                                   -----------------------------------------
                                                                                        For the                For the
                                                                                       Year Ended            Year Ended
                                                                                   September 30, 2007    September 30, 2006
----------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   Beginning net assets ........................................................   $    2,548,093,616    $    2,151,037,408

OPERATIONS
   Net investment income (loss) ................................................           51,519,728            43,311,188
   Net realized gain (loss) on investments .....................................          117,184,727            73,306,134
   Net change in unrealized appreciation (depreciation) of investments .........          245,109,179           122,263,467
                                                                                   -----------------------------------------
Net increase (decrease) in net assets resulting from operations ................          413,813,634           238,880,789
                                                                                   -----------------------------------------

CAPITAL SHARES TRANSACTIONS

TRANSACTIONS IN INVESTORS' BENEFICIAL INTERESTS
   Contributions ...............................................................          226,915,817           501,457,635
   Withdrawals .................................................................         (374,467,901)         (343,282,216)
                                                                                   -----------------------------------------
Net increase (decrease) from transactions in investors' beneficial interests ...         (147,552,084)          158,175,419
                                                                                   -----------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS ..........................................          266,261,550           397,056,208
                                                                                   =========================================
ENDING NET ASSETS ..............................................................   $    2,814,355,166    $    2,548,093,616
                                                                                   =========================================

                                                                                         INTERNATIONAL CORE PORTFOLIO
                                                                                   -----------------------------------------
                                                                                         For the               For the
                                                                                       Year Ended            Year Ended
                                                                                   September 30, 2007    September 30, 2006
----------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   Beginning net assets ........................................................   $      161,638,942    $      160,473,368

OPERATIONS
   Net investment income (loss) ................................................            2,056,363             3,202,167
   Net realized gain (loss) on investments .....................................           27,306,462            12,330,457
   Net change in unrealized appreciation (depreciation) of investments .........            5,567,904             7,217,415
                                                                                   -----------------------------------------
Net increase (decrease) in net assets resulting from operations ................           34,930,729            22,750,039
                                                                                   -----------------------------------------

CAPITAL SHARES TRANSACTIONS

TRANSACTIONS IN INVESTORS' BENEFICIAL INTERESTS
   Contributions ...............................................................            5,766,735             9,573,177
   Withdrawals .................................................................          (42,441,480)          (31,157,642)
                                                                                   -----------------------------------------
Net increase (decrease) from transactions in investors' beneficial interests ...          (36,674,745)          (21,584,465)
                                                                                   -----------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS ..........................................           (1,744,016)            1,165,574
                                                                                   =========================================
ENDING NET ASSETS ..............................................................   $      159,894,926    $      161,638,942
                                                                                   =========================================

                                                                                        INTERNATIONAL GROWTH PORTFOLIO
                                                                                   -----------------------------------------
                                                                                         For the              For the
                                                                                       Year Ended            Year Ended
                                                                                   September 30, 2007    September 30, 2006
----------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   Beginning net assets ........................................................   $      301,162,819    $      251,828,302

OPERATIONS
   Net investment income (loss) ................................................            3,331,475             2,355,509
   Net realized gain (loss) on investments .....................................           56,226,589            27,546,438
   Net change in unrealized appreciation (depreciation) of investments .........           15,364,318            19,723,089
                                                                                   -----------------------------------------
Net increase (decrease) in net assets resulting from operations ................           74,922,382            49,625,036
                                                                                   -----------------------------------------

CAPITAL SHARES TRANSACTIONS

TRANSACTIONS IN INVESTORS' BENEFICIAL INTERESTS
   Contributions ...............................................................           57,271,305            44,376,075
   Withdrawals .................................................................         (132,730,181)          (44,666,594)
                                                                                   -----------------------------------------
Net increase (decrease) from transactions in investors' beneficial interests ...          (75,458,876)             (290,519)
                                                                                   -----------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS ..........................................             (536,494)           49,334,517
                                                                                   =========================================
ENDING NET ASSETS ..............................................................   $      300,626,325    $      301,162,819
                                                                                   =========================================

262 Wells Fargo Advantage Master Portfolios

                                             Statements of Changes in Net Assets

                                                                                        INTERNATIONAL INDEX PORTFOLIO
                                                                                   ---------------------------------------
                                                                                        For the              For the
                                                                                       Year Ended           Year Ended
                                                                                   September 30, 2007   September 30, 2006
--------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   Beginning net assets ........................................................   $      161,960,014   $      161,372,219

OPERATIONS
   Net investment income (loss) ................................................            3,481,241            4,192,841
   Net realized gain (loss) on investments .....................................           13,737,627            9,015,257
   Net change in unrealized appreciation (depreciation) of investments .........           18,734,077           16,305,976
                                                                                   ---------------------------------------
Net increase (decrease) in net assets resulting from operations ................           35,952,945           29,514,074
                                                                                   ---------------------------------------
CAPITAL SHARES TRANSACTIONS

TRANSACTIONS IN INVESTORS' BENEFICIAL INTERESTS
   Contributions ...............................................................            4,852,777            7,996,182
   Withdrawals .................................................................          (42,729,590)         (36,922,461)
                                                                                   ---------------------------------------
Net increase (decrease) from transactions in investors' beneficial interests ...          (37,876,813)         (28,926,279)
                                                                                   ---------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS ..........................................           (1,923,868)             587,795
                                                                                   =======================================
ENDING NET ASSETS ..............................................................   $      160,036,146   $      161,960,014
                                                                                   =======================================

--------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets

                                     Wells Fargo Advantage Master Portfolios 263


                                                                                        INTERNATIONAL VALUE PORTFOLIO
                                                                                   ---------------------------------------
                                                                                        For the               For the
                                                                                       Year Ended           Year Ended
                                                                                   September 30, 2007   September 30, 2006
--------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   Beginning net assets ........................................................   $      303,207,650   $      162,175,581

OPERATIONS
   Net investment income (loss) ................................................            9,296,214            4,152,778
   Net realized gain (loss) on investments .....................................           23,855,136           20,144,518
   Net change in unrealized appreciation (depreciation) of investments .........           35,415,227            7,633,526
                                                                                   ---------------------------------------
Net increase (decrease) in net assets resulting from operations ................           68,566,577           31,930,822
                                                                                   ---------------------------------------
CAPITAL SHARES TRANSACTIONS

TRANSACTIONS IN INVESTORS' BENEFICIAL INTERESTS
   Contributions ...............................................................          121,299,047          146,254,390
   Withdrawals .................................................................          (45,897,786)         (37,153,143)
                                                                                   ---------------------------------------
Net increase (decrease) from transactions in investors' beneficial interests ...           75,401,261          109,101,247
                                                                                   ---------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS ..........................................          143,967,838          141,032,069
                                                                                   =======================================
ENDING NET ASSETS ..............................................................   $      447,175,488   $      303,207,650
                                                                                   =======================================
                                                                                       LARGE CAP APPRECIATION PORTFOLIO
                                                                                   ---------------------------------------
                                                                                         For the              For the
                                                                                       Year Ended           Year Ended
                                                                                   September 30, 2007   September 30, 2006
--------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   Beginning net assets ........................................................   $      170,740,349   $      132,789,757
OPERATIONS
   Net investment income (loss) ................................................              967,108              918,625
   Net realized gain (loss) on investments .....................................           14,007,484           15,327,327
   Net change in unrealized appreciation (depreciation) of investments .........           19,094,005          (10,204,382)
                                                                                   ---------------------------------------
Net increase (decrease) in net assets resulting from operations ................           34,068,597            6,041,570
                                                                                   ---------------------------------------
CAPITAL SHARES TRANSACTIONS

TRANSACTIONS IN INVESTORS' BENEFICIAL INTERESTS
   Contributions ...............................................................           16,092,463           46,259,962
   Withdrawals .................................................................          (41,872,453)         (14,350,940)
                                                                                   ---------------------------------------
Net increase (decrease) from transactions in investors' beneficial interests ...          (25,779,990)          31,909,022
                                                                                   ---------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS ..........................................            8,288,607           37,950,592
                                                                                   =======================================
ENDING NET ASSETS ..............................................................   $      179,028,956   $      170,740,349
                                                                                   =======================================

                                                                                       LARGE COMPANY GROWTH PORTFOLIO
                                                                                   ---------------------------------------
                                                                                         For the              For the
                                                                                       Year Ended           Year Ended
                                                                                   September 30, 2007   September 30, 2006
--------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   Beginning net assets ........................................................   $    3,092,485,051   $    3,563,533,543

OPERATIONS
   Net investment income (loss) ................................................           13,363,990            4,683,732
   Net realized gain (loss) on investments .....................................          260,107,600           69,056,359
   Net change in unrealized appreciation (depreciation) of investments .........          206,232,842          (13,237,773)
                                                                                   ---------------------------------------
Net increase (decrease) in net assets resulting from operations ................          479,704,432           60,502,318
                                                                                   ---------------------------------------
CAPITAL SHARES TRANSACTIONS

TRANSACTIONS IN INVESTORS' BENEFICIAL INTERESTS
   Contributions ...............................................................           90,833,168          146,833,445
   Withdrawals .................................................................         (903,921,510)        (678,384,255)
                                                                                   ---------------------------------------
Net increase (decrease) from transactions in investors' beneficial interests ...         (813,088,342)        (531,550,810)
                                                                                   ---------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS ..........................................         (333,383,910)        (471,048,492)
                                                                                   =======================================
ENDING NET ASSETS ..............................................................   $    2,759,101,141   $    3,092,485,051
                                                                                   =======================================

264 Wells Fargo Advantage Master Portfolios

                                             Statements of Changes in Net Assets


                                                                                          SMALL CAP INDEX PORTFOLIO
                                                                                   ---------------------------------------
                                                                                         For the              For the
                                                                                       Year Ended           Year Ended
                                                                                   September 30, 2007   September 30, 2006
--------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   Beginning net assets ........................................................   $      396,054,239   $      359,172,109

OPERATIONS
   Net investment income (loss) ................................................            4,748,319            3,641,023
   Net realized gain (loss) on investments .....................................           52,487,191           28,835,980
   Net change in unrealized appreciation (depreciation) of investments .........              527,499           (6,775,651)
                                                                                   ---------------------------------------
Net increase (decrease) in net assets resulting from operations ................           57,763,009           25,701,352
                                                                                   ---------------------------------------
CAPITAL SHARES TRANSACTIONS

TRANSACTIONS IN INVESTORS' BENEFICIAL INTERESTS
   Contributions ...............................................................           51,981,926           56,571,421
   Withdrawals .................................................................          (90,426,346)         (45,390,643)
                                                                                   ---------------------------------------
Net increase (decrease) from transactions in investors' beneficial interests ...          (38,444,420)          11,180,778
                                                                                   ---------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS ..........................................           19,318,589           36,882,130
                                                                                   =======================================
ENDING NET ASSETS ..............................................................   $      415,372,828   $      396,054,239
                                                                                   =======================================

--------------------------------------------------------------------------------
2     This Portfolio commenced operations on January 31, 2006.

      The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets

                                     Wells Fargo Advantage Master Portfolios 265

                                                                                        SMALL COMPANY GROWTH PORTFOLIO
                                                                                   ---------------------------------------
                                                                                         For the              For the
                                                                                       Year Ended           Year Ended
                                                                                   September 30, 2007   September 30, 2006
--------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   Beginning net assets ........................................................   $      927,550,765   $      889,007,735

OPERATIONS
   Net investment income (loss) ................................................           (4,245,817)          (3,086,201)
   Net realized gain (loss) on investments .....................................          119,507,224          122,082,548
   Net change in unrealized appreciation (depreciation) of investments .........           33,980,926          (55,941,786)
                                                                                   ---------------------------------------
Net increase (decrease) in net assets resulting from operations ................          149,242,333           63,054,561
                                                                                   ---------------------------------------
CAPITAL SHARES TRANSACTIONS

TRANSACTIONS IN INVESTORS' BENEFICIAL INTERESTS
   Contributions ...............................................................           59,572,668          111,424,354
   Withdrawals .................................................................         (302,618,094)        (135,935,885)
                                                                                   ---------------------------------------
Net increase (decrease) from transactions in investors' beneficial interests ...         (243,045,426)         (24,511,531)
                                                                                   ---------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS ..........................................          (93,803,093)          38,543,030
                                                                                   =======================================
ENDING NET ASSETS ..............................................................   $      833,747,672   $      927,550,765
                                                                                   =======================================
                                                                                         SMALL COMPANY VALUE PORTFOLIO
                                                                                   ---------------------------------------
                                                                                         For the              For the
                                                                                       Year Ended           Year Ended
                                                                                   September 30, 2007   September 30, 2006
--------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   Beginning net assets ........................................................   $      456,421,037   $       620,229,304

OPERATIONS
   Net investment income (loss) ................................................            2,716,459            3,682,087
   Net realized gain (loss) on investments .....................................           60,770,961           89,362,303
   Net change in unrealized appreciation (depreciation) of investments .........          (34,673,152)         (44,240,821)
                                                                                   ---------------------------------------
Net increase (decrease) in net assets resulting from operations ................           28,814,268           48,803,569
                                                                                   ---------------------------------------
CAPITAL SHARES TRANSACTIONS

TRANSACTIONS IN INVESTORS' BENEFICIAL INTERESTS
   Contributions ...............................................................          106,270,058          193,013,661
   Withdrawals .................................................................          (77,774,622)        (405,625,497)
                                                                                   ---------------------------------------
Net increase (decrease) from transactions in investors' beneficial interests ...           28,495,436         (212,611,836)
                                                                                   ---------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS ..........................................           57,309,704         (163,808,267)
                                                                                   =======================================
ENDING NET ASSETS ..............................................................   $      513,730,741   $      456,421,037
                                                                                   =======================================

                                                                                    STRATEGIC SMALL CAP VALUE PORTFOLIO 2
                                                                                   ---------------------------------------
                                                                                         For the              For the
                                                                                       Year Ended          Period Ended
                                                                                   September 30, 2007   September 30, 2006
--------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   Beginning net assets ........................................................   $      359,375,258   $                0

OPERATIONS
   Net investment income (loss) ................................................            1,156,324            1,364,265
   Net realized gain (loss) on investments .....................................           28,258,077            3,250,792
   Net change in unrealized appreciation (depreciation) of investments .........            1,189,101           (1,012,915)
                                                                                   ---------------------------------------
Net increase (decrease) in net assets resulting from operations ................           30,603,502            3,602,142
                                                                                   ---------------------------------------
CAPITAL SHARES TRANSACTIONS

TRANSACTIONS IN INVESTORS' BENEFICIAL INTERESTS
   Contributions ...............................................................           56,302,978          380,740,890
   Withdrawals .................................................................          (74,521,175)         (24,967,774)
                                                                                   ---------------------------------------
Net increase (decrease) from transactions in investors' beneficial interests ...          (18,218,197)         355,773,116
                                                                                   ---------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS ..........................................           12,385,305          359,375,258
                                                                                   =======================================
ENDING NET ASSETS ..............................................................   $      371,760,563   $      359,375,258
                                                                                   =======================================

266 Wells Fargo Advantage Master Portfolios                 Financial Highlights


                                                    Ratio to Average Net Assets (Annualized) 1
                                                 -----------------------------------------------              Portfolio
                                                 Net Investment    Gross     Expenses     Net        Total    Turnover
                                                  Income (Loss)   Expenses    Waived    Expenses   Return 2     Rate
-----------------------------------------------------------------------------------------------------------------------
C&B LARGE CAP VALUE PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------
October 1, 2006 to September 30, 2007 ........        1.48%         0.74%    (0.06)%      0.68%     11.88%        24%
October 1, 2005 to September 30, 2006 ........        1.77%         0.76%    (0.10)%      0.66%     15.30%        29%
December 6, 2004 3 to September 30, 2005 .....        0.98%         0.77%    (0.06)%      0.71%      1.51%        19%

DISCIPLINED GROWTH PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------
October 1, 2006 to September 30, 2007 ........        0.10%         0.79%     0.00% 4     0.79%     21.22%        68%
October 1, 2005 to September 30, 2006 ........        0.12%         0.79%    (0.01)%      0.78%      1.41%        90%
October 1, 2004 to September 30, 2005 ........        0.44%         0.79%    (0.01)%      0.78%     11.76%        45%
October 1, 2003 to September 30, 2004 ........        0.28%         0.80%    (0.26)%      0.54%      9.88%        87%
October 1, 2002 to September 30, 2003 ........        0.28%         0.88%    (0.15)%      0.73%     25.65%       117%
October 1, 2001 to September 30, 2002 ........        0.27%         0.91%    (0.18)%      0.73%    (12.57)%      156%

EMERGING GROWTH PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------
January 31, 2007 3 to September 30, 2007 .....       (0.54)%        1.01%    (0.02)%      0.99%     24.40%       125%

EQUITY INCOME PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------
October 1, 2006 to September 30, 2007 ........        1.91%         0.76%    (0.19)%      0.57%     15.91%        16%
October 1, 2005 to September 30, 2006 ........        1.84%         0.75%    (0.05)%      0.70%     11.21%         7%
October 1, 2004 to September 30, 2005 ........        2.04%         0.73%    (0.13)%      0.60%     13.30%        20%
October 1, 2003 to September 30, 2004 ........        1.86%         0.77%    (0.21)%      0.56%     17.04%        11%
October 1, 2002 to September 30, 2003 ........        2.01%         0.78%    (0.11)%      0.67%     20.66%         9%
October 1, 2001 to September 30, 2002 ........        1.61%         0.78%    (0.10)%      0.68%    (19.49)%       12%

EQUITY VALUE PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------
October 1, 2006 to September 30, 2007 ........        1.29%         0.77%    (0.08)%      0.69%     20.21%       108%
October 1, 2005 to September 30, 2006 ........        1.18%         0.78%    (0.01)%      0.77%     10.73%       107%
October 1, 2004 to September 30, 2005 ........        1.22%         0.78%    (0.02)%      0.76%     21.61%       145%
October 1, 2003 to September 30, 2004 ........        1.25%         0.80%    (0.18)%      0.62%     17.82%       122%
August 29, 2003 3 to September 30, 2003 ......        0.64%         0.86%    (0.32)%      0.54%     (1.80)%        3%

INDEX PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------
October 1, 2006 to September 30, 2007 ........        1.86%         0.11%    (0.01)%      0.10%     16.35%         8%
October 1, 2005 to September 30, 2006 ........        1.86%         0.11%     0.00%       0.11%     10.70%         9%
October 1, 2004 to September 30, 2005 ........        2.08%         0.12%    (0.08)%      0.04%     12.23%         8%
October 1, 2003 to September 30, 2004 ........        1.71%         0.17%    (0.14)%      0.03%     13.87%         2%
October 1, 2002 to September 30, 2003 ........        1.70%         0.18%    (0.05)%      0.13%     24.42%         3%
October 1, 2001 to September 30, 2002 ........        1.40%         0.18%    (0.05)%      0.13%    (20.52)%        4%

INTERNATIONAL CORE PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------
October 1, 2006 to September 30, 2007 ........        1.27%         1.09%    (0.01)%      1.08%     23.70%        66%
October 1, 2005 to September 30, 2006 ........        1.99%         1.09%    (0.06)%      1.03%     14.58%        39%
October 1, 2004 to September 30, 2005 ........        1.51%         1.09%    (0.01)%      1.08%     18.69%       108%
October 1, 2003 to September 30, 2004 ........        0.86%         1.11%    (0.15)%      0.96%     13.84%        33%
October 1, 2002 to September 30, 2003 ........        0.81%         1.12%    (0.03)%      1.09%     18.39%        75%
October 1, 2001 to September 30, 2002 ........        0.54%         1.26%    (0.02)%      1.24%    (19.04)%       38%

INTERNATIONAL GROWTH PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------
October 1, 2006 to September 30, 2007 ........        1.09%         1.06%    (0.03)%      1.03%     27.40%        73%
October 1, 2005 to September 30, 2006 ........        0.87%         1.07%    (0.09)%      0.98%     19.95%        62%
October 6, 2004 3 to September 30, 2005 ......        1.02%         1.08%    (0.02)%      1.06%     22.30%        67%

INTERNATIONAL INDEX PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------
October 1, 2006 to September 30, 2007 ........        2.15%         0.49%     0.00%       0.49%     24.52%         3%
October 1, 2005 to September 30, 2006 ........        2.59%         0.49%    (0.12)%      0.37%     19.44%         7%
October 6, 2004 3 to September 30, 2005 ......        2.41%         0.49%    (0.03)%      0.46%     21.90%        21%

--------------------------------------------------------------------------------
1 During each period, various fees and expenses were waived and reimbursed, as indicated. The ratio of Gross Expenses to Average Net Assets reflects the expense ratio in the absence of any waivers and reimbursements
      (Note 3).

2 Total return calculations do not include any sales charges, and would have been lower had certain expenses not been waived or reimbursed during the periods shown. Returns for periods less than one year are not annualized.

3     Commencement of operations.

4     Amount calculated is less than .005%.

      The accompanying notes are an integral part of these financial statements.

Financial Highlights                 Wells Fargo Advantage Master Portfolios 267


                                                    Ratio to Average Net Assets (Annualized) 1
                                                 -----------------------------------------------              Portfolio
                                                 Net Investment    Gross     Expenses      Net      Total     Turnover
                                                  Income (Loss)   Expenses    Waived    Expenses   Return 2     Rate
-----------------------------------------------------------------------------------------------------------------------
INTERNATIONAL VALUE PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------
October 1, 2006 to September 30, 2007 ........        2.47%         1.07%     (0.04)%     1.03%     21.91%       19%
October 1, 2005 to September 30, 2006 ........        2.34%         1.09%      0.00%      1.09%     19.32%       31%
October 1, 2004 to September 30, 2005 ........        2.21%         1.11%     (0.01)%     1.10%     25.92%       14%
October 31, 2003 3 to September 30, 2004 .....        2.61%         1.02%     (0.18)%     0.84%     20.00%       24%

LARGE CAP APPRECIATION PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------
October 1, 2006 to September 30, 2007 ........        0.57%         0.74%     (0.05)%     0.69%     21.80%      145%
October 1, 2005 to September 30, 2006 ........        0.65%         0.75%     (0.03)%     0.72%      3.34%      155%
October 1, 2004 to September 30, 2005 ........        0.83%         0.74%      0.00%      0.74%     20.02%      133%
October 1, 2003 to September 30, 2004 ........        0.50%         0.76%     (0.14)%     0.62%     10.56%      149%
October 1, 2002 to September 30, 2003 ........        0.29%         0.81%     (0.09)%     0.72%     18.50%      153%
October 1, 2001 to September 30, 2002 ........        0.37%         0.88%     (0.16)%     0.72%    (20.04)%     123%

LARGE COMPANY GROWTH PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------
October 1, 2006 to September 30, 2007 ........        0.46%         0.70%     (0.02)%     0.68%     17.80%       10%
October 1, 2005 to September 30, 2006 ........        0.14%         0.70%     (0.09)%     0.61%      1.41%        6%
October 1, 2004 to September 30, 2005 ........        0.69%         0.69%     (0.01)%     0.68%     11.03%       18%
October 1, 2003 to September 30, 2004 ........       (0.09)%        0.76%     (0.08)%     0.68%      2.96%       14%
October 1, 2002 to September 30, 2003 ........       (0.24)%        0.78%     (0.02)%     0.76%     27.90%       13%
October 1, 2001 to September 30, 2002 ........       (0.34)%        0.78%      0.00%      0.78%    (22.32)%      18%

SMALL CAP INDEX PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------
October 1, 2006 to September 30, 2007 ........        1.10%         0.23%     (0.05)%     0.18%     14.78%       24%
October 1, 2005 to September 30, 2006 ........        0.95%         0.24%     (0.01)%     0.23%      6.89%       20%
October 1, 2004 to September 30, 2005 ........        1.00%         0.23%     (0.05)%     0.18%     21.03%       14%
October 1, 2003 to September 30, 2004 ........        0.93%         0.28%     (0.19)%     0.09%     23.97%       17%
October 1, 2002 to September 30, 2003 ........        0.74%         0.31%     (0.02)%     0.29%     27.79%       11%
October 1, 2001 to September 30, 2002 ........        0.57%         0.33%     (0.01)%     0.32%     (2.60)%      17%

SMALL COMPANY GROWTH PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------
October 1, 2006 to September 30, 2007 ........       (0.46)%        0.90%      0.00%      0.90%     17.74%      138%
October 1, 2005 to September 30, 2006 ........       (0.33)%        0.91%     (0.01)%     0.90%      7.02%      125%
October 1, 2004 to September 30, 2005 ........       (0.45)%        0.91%      0.00%      0.91%     16.51%      142%
October 1, 2003 to September 30, 2004 ........       (0.63)%        0.93%     (0.07)%     0.86%     12.70%      145%
October 1, 2002 to September 30, 2003 ........       (0.35)%        0.94%     (0.02)%     0.92%     37.90%      163%
October 1, 2001 to September 30, 2002 ........       (0.40)%        0.94%      0.00%      0.94%    (19.95)%     169%

SMALL COMPANY VALUE PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------
October 1, 2006 to September 30, 2007 ........        0.53%         0.93%     (0.01)%     0.92%      6.53%       69%
October 1, 2005 to September 30, 2006 ........        0.64%         0.92%     (0.13)%     0.79%      6.70%      114%
October 1, 2004 to September 30, 2005 ........        0.61%         0.92%     (0.10)%     0.82%     24.77%       70%
October 1, 2003 to September 30, 2004 ........        0.54%         0.93%     (0.13)%     0.80%     23.72%       64%
October 1, 2002 to September 30, 2003 ........        0.70%         0.95%     (0.16)%     0.79%     38.33%       80%
October 1, 2001 to September 30, 2002 ........        0.68%         0.98%     (0.19)%     0.79%     (2.16)%      98%

STRATEGIC SMALL CAP VALUE PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------
October 1, 2006 to September 30, 2007 ........        0.30%         0.93%     (0.01)%     0.92%      8.65%       64%
January 31, 2006 3 to September 30, 2006 .....        0.75%         0.94%     (0.19)%     0.75%      0.60%       37%

268 Wells Fargo Advantage Master Portfolios        Notes to Financial Statements


1. ORGANIZATION

Wells Fargo Master Trust (the "Trust") is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). The Trust currently has 23 separate investment portfolios. These financial statements are for 16 of those portfolios as follows: the C&B Large Cap Value Portfolio, Disciplined Growth Portfolio, Emerging Growth Portfolio, Equity Income Portfolio, Equity Value Portfolio, Index Portfolio, International Core Portfolio, International Growth Portfolio, International Index Portfolio, International Value Portfolio, Large Cap Appreciation Portfolio, Large Company Growth Portfolio, Small Cap Index Portfolio, Small Company Growth Portfolio, Small Company Value Portfolio and Strategic Small Cap Value Portfolio (each, a "Fund" and collectively, the "Funds").

Interests in the Funds are sold without any sales charge in private placement transactions to qualified investors, including open-end management investment companies.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Trust, are in conformity with accounting principles generally accepted in the United States of America ("GAAP") for investment companies.

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Certain Funds of the Trust may invest a substantial portion of their assets in an industry, sector or foreign country. Such Funds may be more affected by changes in that industry, sector or foreign country than they would be absent the concentration of investments.

Under the Trust's organizational documents, their officers and directors are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust's maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

SECURITIES VALUATION

Investments in securities are valued each business day as of the close of regular trading on the New York Stock Exchange, which is usually 4:00 p.m. (Eastern Time). Securities which are traded on a national or foreign securities exchange are valued at the last reported sales price. Securities listed on The NASDAQ Stock Market, Inc. ("NASDAQ") are valued at the NASDAQ Official Closing Price ("NOCP"), and if no NOCP is available, then at the last reported sales price. If no sales price is shown on NASDAQ, the bid price will be used. In the absence of any sale of securities listed on the NASDAQ, and in the case of other securities, including U.S. Government obligations, but excluding debt securities maturing in 60 days or less, the price will be deemed "stale" and the valuations will be determined in accordance with the Funds' Fair Valuation Procedures.

Securities denominated in foreign currencies are translated into U.S. dollars using the closing rates of exchange in effect on the day of valuation.

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign investments are traded but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of the investments, then those investments are fair valued following procedures approved by the Board of Trustees. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Depending on market activity, such fair valuations may be frequent. In light of the judgment involved in fair value decisions, there can be no assurance that a fair value assigned to a particular security is accurate. Such fair value pricing may result in NAVs that are higher or lower than NAVs based on the closing price or latest quoted bid price.

Notes to Financial Statements        Wells Fargo Advantage Master Portfolios 269


Debt securities maturing in 60 days or less generally are valued at amortized cost. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity, which approximates market value.

Investments which are not valued using any of the methods discussed above are valued at their fair value as determined by procedures approved by the Board of Trustees.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Securities transactions are recorded on a trade date basis. Realized gains or losses are reported on the basis of identified cost of securities delivered. Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily using the interest method.

Dividend income is recognized on the ex-dividend date, except for certain dividends from foreign securities, which are recorded as soon as the Fund is informed of the ex-dividend date. Dividend income from foreign securities is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

FOREIGN CURRENCY TRANSLATION

The accounting records are maintained in U.S. dollars. Assets, including investment securities, and liabilities denominated in foreign currency are translated into U.S. dollars at the prevailing rates of exchange at the date of valuation. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities, at fiscal period-end, resulting from changes in exchange rates.

The changes in net assets arising from changes in exchange rates and the changes in net assets resulting from changes in market prices of securities at fiscal period-end are not separately presented. Such changes are recorded with net realized and unrealized gain from investments. Gains and losses from certain foreign currency transactions are treated as ordinary income for U.S. federal income tax purposes.

FEDERAL INCOME TAXES

Each Fund of the Trust is treated as a separate entity for federal income tax purposes. The Funds of the Trust are not required to pay federal income taxes on their net investment income and net capital gain as they are treated as partnerships for federal income tax purposes. All interest, dividends, gains and losses of a Fund are deemed to have been "passed through" to the interestholders in proportion to their holdings of the Fund regardless of whether such interest, dividends, or gains have been distributed by the Fund.

FORWARD FOREIGN CURRENCY CONTRACTS

The Funds may enter into forward foreign currency contracts to protect against a possible loss resulting from an adverse change in the relationship between foreign currencies and the U.S. dollar, or between foreign currencies. A forward contract is an agreement between two counterparties for future delivery or receipt of currency at a specified price. Risks arise from the possible inability of counterparties to meet the terms of their contracts and from movements in currency values. Realized gains or losses are recognized when the transaction is completed. Contracts which have been offset but have not reached their settlement date are included in unrealized gains and losses.

As of September 30, 2007, outstanding forward contracts were as follows:

----------------------------------------------------------------------------------------------------------
                                  Currency                                    Currency     Net Unrealized
                                Amount to be      Type of      Settlement   Amount to be    Appreciation/
            PORTFOLIO             Received        Currency        Date        Delivered    (Depreciation)
----------------------------------------------------------------------------------------------------------
INTERNATIONAL INDEX PORTFOLIO       170,000    British Pound    12/27/07      $ 341,778         $ 5,331
                                    245,000         Euro        12/27/07        346,356           3,566
                                 40,000,000     Japanese Yen    12/27/07        354,039          (1,942)
----------------------------------------------------------------------------------------------------------

270 Wells Fargo Advantage Master Portfolios        Notes to Financial Statements


FUTURES CONTRACTS

The Funds may purchase futures contracts to gain exposure to market changes, which may be more efficient or cost effective than actually buying the securities. A futures contract is an agreement between parties to buy or sell a security at a set price on a future date. Upon entering into such a contract, a Fund is required to pledge to the broker an amount of cash, U.S. Government obligations or other high-quality debt securities equal to the minimum "initial margin" requirements of the exchange on which the futures contract is traded. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Pursuant to regulations and/or published positions of the Securities and Exchange Commission (the "SEC") for long futures positions, the Fund is required to segregate highly liquid securities as permitted by the SEC in connection with futures transactions in an amount generally equal to the value of the underlying contracts. Risks of entering into futures contracts include the possibility that there may be an illiquid market and that a change in the value of the contract may not correlate with changes in the value of the underlying securities. At September 30, 2007, the following Funds held open futures contracts:

---------------------------------------------------------------------------------------------------------------
                                                                                    Notional    Net Unrealized
                                                                                    Contract    Appreciation/
PORTFOLIO                         Contracts         Type        Expiration Date      Amount     (Depreciation)
---------------------------------------------------------------------------------------------------------------
INDEX PORTFOLIO                    41 Long        S&P 500         December 2007   $15,209,597      $555,928
---------------------------------------------------------------------------------------------------------------
INTERNATIONAL INDEX PORTFOLIO      14 Long    DJ Eurostoxx 50     December 2007       823,912        33,245
                                    7 Long      FTSE 100 Index    December 2007       914,468         4,632
                                    6 Long          TOPIX         December 2007       793,572        59,210
---------------------------------------------------------------------------------------------------------------
SMALL CAP INDEX PORTFOLIO          18 Long      Russell 2000      December 2007     7,104,800       214,000
---------------------------------------------------------------------------------------------------------------

SECURITY LOANS

The Funds may loan securities in return for securities, irrevocable letters of credit or cash collateral, which is invested in various short-term fixed income securities. A Fund may receive compensation for lending securities in the form of fees or by retaining a portion of interest on the investment securities or cash received as collateral. A Fund also continues to receive interest or dividends on the securities loaned. Security loans are secured at all times by collateral. The collateral is equal to at least 102% of the market value of the securities loaned plus accrued interest when the transaction is entered into. The collateral supporting loans of domestic and foreign equity securities and corporate bonds are remarked daily while collateral supporting loans of U.S. Government securities are remarked back to 102% only if the given collateral falls below 100% of the market value of the securities loans plus any accrued interest. Gain or loss in the market price of the securities loaned that may occur during the term of the loan are reflected in the value of the Fund. The risks from securities lending are that the borrower may not provide additional collateral when required or return the securities when due or when called for by the Fund. Wells Fargo Bank, N.A., the Funds' custodian, acts as the securities lending agent for the Funds and receives for its services 25% of the revenues earned on the securities lending activities (reduced from 30% effective September 1, 2007) and incurs all expenses. The value of the securities on loan and the value of the related collateral at September 30, 2007, are shown on the Statements of Assets and Liabilities.

3. EXPENSES

ADVISORY FEES

The Trust has entered into an advisory contract with Wells Fargo Funds Management, LLC ("Funds Management"). The adviser is responsible for implementing investment policies and guidelines and for supervising the subadviser, who is responsible for day-to-day portfolio management.

Pursuant to the contract, Funds Management is entitled to receive an advisory fee for its services as adviser. Funds Management may retain the services of certain investment subadvisers to provide daily portfolio management. The fees related to subadvisory services are borne directly by the adviser and do not increase the overall fees paid by a Fund to the adviser. Funds Management and the investment subadviser(s) are entitled to be paid a monthly fee at the following annual rates:

Notes to Financial Statements        Wells Fargo Advantage Master Portfolios 271


                                                             Advisory                                                  Subadvisory
                                                            Fees (% of                                                 Fees (% of
                                        Average Daily     Average Daily                             Average Daily     Average Daily
PORTFOLIO                                Net Assets        Net Assets)         Subadviser            Net Assets         Net Assets)
------------------------------------------------------------------------------------------------------------------------------------
C&B LARGE CAP VALUE PORTFOLIO        First $500 million       0.750        Cooke & Bieler LP     First $250 million       0.450
                                      Next $500 million       0.700                               Next $250 million       0.400
                                        Next $2 billion       0.650                               Next $250 million       0.350
                                        Next $2 billion       0.625                               Over $750 million       0.300
                                        Over $5 billion       0.600
------------------------------------------------------------------------------------------------------------------------------------
DISCIPLINED GROWTH PORTFOLIO         First $500 million       0.750           Smith Asset        First $200 million       0.300
                                      Next $500 million       0.700            Management         Next $300 million       0.200
                                        Next $2 billion       0.650             Group LP          Over $500 million       0.150
                                        Next $2 billion       0.625
                                        Over $5 billion       0.600
------------------------------------------------------------------------------------------------------------------------------------
EMERGING GROWTH PORTFOLIO            First $500 million       0.900          Wells Capital       First $100 million       0.550
                                      Next $500 million       0.850            Management         Next $100 million       0.500
                                        Next $2 billion       0.800                               Over $200 million       0.400
                                        Next $2 billion       0.775
                                        Next $5 billion       0.750
------------------------------------------------------------------------------------------------------------------------------------
EQUITY INCOME PORTFOLIO              First $500 million       0.750          Wells Capital       First $100 million       0.350
                                      Next $500 million       0.700            Management         Next $100 million       0.300
                                        Next $2 billion       0.650                               Next $300 million       0.200
                                        Next $2 billion       0.625                               Over $500 million       0.150
                                        Over $5 billion       0.600
------------------------------------------------------------------------------------------------------------------------------------
EQUITY VALUE PORTFOLIO               First $500 million       0.750       Systematic Financial   First $150 million       0.300
                                      Next $500 million       0.700          Management LP        Next $200 million       0.200
                                        Next $2 billion       0.650                               Next $400 million       0.150
                                        Next $2 billion       0.625                               Next $250 million       0.130
                                        Over $5 billion       0.600                                 Over $1 billion       0.100
------------------------------------------------------------------------------------------------------------------------------------
INDEX PORTFOLIO                      First $500 million       0.100          Wells Capital       First $100 million       0.050
                                      Next $500 million       0.100            Management         Next $100 million       0.030
                                        Next $2 billion       0.075                               Over $200 million       0.020
                                        Next $2 billion       0.075
                                        Over $5 billion       0.050
------------------------------------------------------------------------------------------------------------------------------------
INTERNATIONAL CORE PORTFOLIO         First $500 million       0.950             New Star          First $50 million       0.350
                                      Next $500 million       0.900          Institutional        Next $500 million       0.290
                                        Next $2 billion       0.850             Managers          Over $550 million       0.200
                                        Next $2 billion       0.825             Limited
                                        Over $5 billion       0.800
------------------------------------------------------------------------------------------------------------------------------------
INTERNATIONAL GROWTH PORTFOLIO       First $500 million       0.950       Artisan Partners LP    First $250 million       0.700
                                      Next $500 million       0.900                               Over $250 million       0.500
                                        Next $2 billion       0.850
                                        Next $2 billion       0.825
                                        Over $5 billion       0.800
------------------------------------------------------------------------------------------------------------------------------------
INTERNATIONAL INDEX PORTFOLIO        First $500 million       0.350            SSgA Funds        First $100 million       0.080
                                      Next $500 million       0.350            Management         Over $100 million       0.060
                                        Next $2 billion       0.325
                                        Next $2 billion       0.325
                                        Over $5 billion       0.300
------------------------------------------------------------------------------------------------------------------------------------

272 Wells Fargo Advantage Master Portfolios        Notes to Financial Statements


------------------------------------------------------------------------------------------------------------------------------------
                                                             Advisory                                                  Subadvisory
                                                            Fees (% of                                                 Fees (% of
                                        Average Daily     Average Daily                             Average Daily     Average Daily
PORTFOLIO                                Net Assets        Net Assets)         Subadviser            Net Assets         Net Assets)
------------------------------------------------------------------------------------------------------------------------------------
INTERNATIONAL VALUE PORTFOLIO        First $500 million       0.950             LSV Asset        First $150 million       0.350
                                      Next $500 million       0.900             Management        Next $350 million       0.400
                                        Next $2 billion       0.850                               Next $250 million       0.350
                                        Next $2 billion       0.825                               Next $250 million       0.325
                                        Over $5 billion       0.800                                 Over $1 billion       0.300
------------------------------------------------------------------------------------------------------------------------------------
LARGE CAP APPRECIATION PORTFOLIO     First $500 million       0.700          Cadence Capital     First $250 million       0.300
                                      Next $500 million       0.700           Management LLC      Next $250 million       0.200
                                        Next $2 billion       0.650                               Next $500 million       0.150
                                        Next $2 billion       0.625                                 Over $1 billion       0.100
                                        Over $5 billion       0.600
------------------------------------------------------------------------------------------------------------------------------------
LARGE COMPANY GROWTH PORTFOLIO*      First $500 million       0.750         Peregrine Capital     First $25 million       0.550
                                      Next $500 million       0.700             Management         Next $25 million       0.450
                                        Next $2 billion       0.650            Incorporated       Next $100 million       0.400
                                        Next $2 billion       0.625                               Next $125 million       0.350
                                        Over $5 billion       0.600                               Over $275 million       0.225
------------------------------------------------------------------------------------------------------------------------------------
SMALL CAP INDEX PORTFOLIO            First $500 million       0.200           Wells Capital      First $100 million       0.050
                                      Next $500 million       0.200             Management        Next $100 million       0.030
                                        Next $2 billion       0.175                               Over $200 million       0.020
                                        Next $2 billion       0.175
                                        Over $5 billion       0.150
------------------------------------------------------------------------------------------------------------------------------------
SMALL COMPANY GROWTH PORTFOLIO       First $500 million       0.900         Peregrine Capital     First $50 million       0.900
                                      Next $500 million       0.850             Management        Next $130 million       0.750
                                        Next $2 billion       0.800            Incorporated       Next $160 million       0.650
                                        Next $2 billion       0.775                               Next $345 million       0.500
                                        Over $5 billion       0.750                                Next $50 million       0.520
                                                                                                  Over $735 million       0.550
------------------------------------------------------------------------------------------------------------------------------------
SMALL COMPANY VALUE PORTFOLIO        First $500 million       0.900         Peregrine Capital    First $175 million       0.500
                                      Next $500 million       0.850             Management        Over $175 million       0.750
                                        Next $2 billion       0.800            Incorporated
                                        Next $2 billion       0.775
                                        Over $5 billion       0.750
------------------------------------------------------------------------------------------------------------------------------------
STRATEGIC SMALL CAP VALUE PORTFOLIO  First $500 million       0.900           Wells Capital      First $200 million       0.450
                                      Next $500 million       0.850             Management        Over $200 million       0.400
                                        Next $2 billion       0.800           Incorporated
                                        Next $2 billion       0.775
                                        Over $5 billion       0.750
------------------------------------------------------------------------------------------------------------------------------------

* Effective June 1, 2007. Prior to June 1, 2007, Subadviser was entitled to be paid a monthly fee at the following rates:

-----------------------------------------------------------------------------------------------
                                                                              Subadvisory Fees
                                                            Average Daily       (% of Average
PORTFOLIO                                 Subadviser          Net Assets      Daily Net Assets)
-----------------------------------------------------------------------------------------------
LARGE COMPANY GROWTH PORTFOLIO        Peregrine Capital   First $25 million         0.560
                                          Management       Next $25 million         0.450
                                         Incorporated     Next $225 million         0.375
                                                          Over $275 million         0.225
-----------------------------------------------------------------------------------------------

ADMINISTRATION AND TRANSFER AGENT FEES

Currently, there are no administration or transfer agency fees charged to the Master Trust.

Notes to Financial Statements        Wells Fargo Advantage Master Portfolios 273


CUSTODY FEES

The Trust has entered into a contract with Wells Fargo Bank, N.A. ("WFB"), whereby WFB is responsible for providing custody services. Pursuant to the contract, WFB is entitled to a monthly fee for custody services at the following annual rates:

--------------------------------------------------------------------------------
                                                                  % of Average
PORTFOLIO                                                       Daily Net Assets
--------------------------------------------------------------------------------
INTERNATIONAL CORE PORTFOLIO                                           0.10
--------------------------------------------------------------------------------
INTERNATIONAL GROWTH PORTFOLIO                                         0.10
--------------------------------------------------------------------------------
INTERNATIONAL INDEX PORTFOLIO                                          0.10
--------------------------------------------------------------------------------
INTERNATIONAL VALUE PORTFOLIO                                          0.10
--------------------------------------------------------------------------------
ALL OTHER FUNDS                                                        0.02
--------------------------------------------------------------------------------

TRANSACTIONS WITH AFFILIATES

For the year ended September 30, 2007, there were no brokerage commissions paid to an affiliated broker-dealer.

OTHER FEES

PFPC Inc. ("PFPC") serves as fund accountant for the Trust. PFPC currently does not receive a fee for its services, but is entitled to be reimbursed for all out-of-pocket expenses reasonably incurred in providing these services.

Each Fund also bears its share of other fees and expenses incurred in the normal course of business, including but not limited to: professional fees, registration fees, shareholder reporting costs, and Trustees fees and expenses. The Trust compensates its independent Trustees for their services, plus travel and other expenses incurred in attending Board meetings.

WAIVED FEES AND REIMBURSED EXPENSES

All amounts shown as waived fees or reimbursed expenses on the Statements of Operations, for the year ended September 30, 2007, were waived by Funds Management, first from advisory fees, and then any remaining amount consecutively from custody fees collected, if any.

4. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, exclusive of short-term securities (securities with maturities of one year or less at purchase date) and U.S. Government obligations for the year ended September 30, 2007, were as follows:

--------------------------------------------------------------------------------
PORTFOLIO                                    Purchases at Cost   Sales Proceeds
--------------------------------------------------------------------------------
C&B LARGE CAP VALUE PORTFOLIO                $   538,423,842     $  248,472,107
--------------------------------------------------------------------------------
DISCIPLINED GROWTH PORTFOLIO                     125,162,584        162,858,856
--------------------------------------------------------------------------------
EMERGING GROWTH PORTFOLIO                        141,070,788         69,276,739
--------------------------------------------------------------------------------
EQUITY INCOME PORTFOLIO                          134,823,185        596,788,078
--------------------------------------------------------------------------------
EQUITY VALUE PORTFOLIO                           660,230,558        611,152,471
--------------------------------------------------------------------------------
INDEX PORTFOLIO                                  210,351,705        308,052,606
--------------------------------------------------------------------------------
INTERNATIONAL CORE PORTFOLIO                     103,697,368        136,582,600
--------------------------------------------------------------------------------
INTERNATIONAL GROWTH PORTFOLIO                   214,427,755        285,713,174
--------------------------------------------------------------------------------
INTERNATIONAL INDEX PORTFOLIO                      5,218,974         37,950,967
--------------------------------------------------------------------------------
INTERNATIONAL VALUE PORTFOLIO                    151,707,886         69,982,482
--------------------------------------------------------------------------------
LARGE CAP APPRECIATION PORTFOLIO                 239,393,722        258,894,691
--------------------------------------------------------------------------------
LARGE COMPANY GROWTH PORTFOLIO                   294,938,749      1,090,084,129
--------------------------------------------------------------------------------
SMALL CAP INDEX PORTFOLIO                        102,324,146        136,201,384
--------------------------------------------------------------------------------
SMALL COMPANY GROWTH PORTFOLIO                 1,245,631,706      1,469,138,438
--------------------------------------------------------------------------------
SMALL COMPANY VALUE PORTFOLIO                    371,737,564        343,490,466
--------------------------------------------------------------------------------
STRATEGIC SMALL CAP VALUE PORTFOLIO              237,310,261        263,073,259
--------------------------------------------------------------------------------

274 Wells Fargo Advantage Master Portfolios        Notes to Financial Statements


5. NEW ACCOUNTING PRONOUNCEMENTS

In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 48 ("FIN 48"), "Accounting for Uncertainty in Income Taxes". This standard defines the threshold for recognizing the benefits of tax-return positions in the financial statements as "more-likely-than-not" to be sustained by the taxing authority and requires measurement of a tax position meeting the more-likely-than-not criterion, based on the largest benefit that is more than 50 percent likely to be realized. FIN 48 is effective as of the beginning of the first fiscal year beginning after December 15, 2006 (January 1, 2007 for calendar-year companies), with early application permitted if no interim financial statements have been issued. In December 2006, the SEC issued a letter allowing for an implementation delay for funds until the last NAV calculation in the first required reporting period for fiscal years beginning after December 15, 2006. At adoption, companies must adjust their financial statements to reflect only those tax positions that are more-likely-than-not to be sustained as of the adoption date. As of September 30, 2007, Management does not believe the impact of the adoption of FIN 48 will be material to the financial statements.

In September 2006, the FASB issued Statement on Financial Accounting Standards ("SFAS") No. 157, "Fair Value Measurements." This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of September 30, 2007, Management does not believe the adoption of SFAS No. 157 will impact the financial statement amounts, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.

Report of Independent Registered Public Accounting Firm

                                     Wells Fargo Advantage Master Portfolios 275


BOARD OF TRUSTEES AND INTERESTHOLDERS OF
WELLS FARGO MASTER TRUST:

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of the C&B Large Cap Value Portfolio, Disciplined Growth Portfolio, Emerging Growth Portfolio, Equity Income Portfolio, Equity Value Portfolio, Index Portfolio, International Core Portfolio, International Growth Portfolio, International Index Portfolio, International Value Portfolio, Large Cap Appreciation Portfolio, Large Company Growth Portfolio, Small Cap Index Portfolio, Small Company Growth Portfolio, Small Company Value Portfolio, and Strategic Small Cap Value Portfolio (collectively the "Portfolios"), sixteen of the portfolios constituting the Wells Fargo Master Trust, as of September 30, 2007, and the related statements of operations for the year or period then ended, and statements of changes in net assets and the financial highlights for the periods presented. These financial statements and financial highlights are the responsibility of the Portfolios' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2007, by correspondence with the custodian and brokers. As to securities purchased or sold but not yet received or delivered, we performed other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the aforementioned Portfolios of Wells Fargo Master Trust as of September 30, 2007, the results of their operations for the year or period then ended, and changes in their net assets and the financial highlights for the periods presented, in conformity with U.S. generally accepted accounting standards.

                                                   /s/ KEMP LLP

Philadelphia, Pennsylvania
November 21, 2007

276 Wells Fargo Equity Gateway Funds                           Other Information


PROXY VOTING INFORMATION

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222, visiting our Web site at WWW.WELLSFARGO.COM/ADVANTAGEFUNDS, or visiting the SEC Web site at WWW.SEC.GOV. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Funds'Web site at WWW.WELLSFARGO.COM/ADVANTAGEFUNDS or by visiting the SEC Web site at WWW.SEC.GOV.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for each Fund are publicly available on the Funds'Web site (WWW.WELLSFARGO.COM/ADVANTAGEFUNDS) on a monthly, 30-day or more delayed basis. In addition, top ten holdings information for each Fund is publicly available on the Funds'Web site on a monthly, seven-day or more delayed basis. Each Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available without charge by visiting the SEC Web site at WWW.SEC.GOV. In addition, each Fund's Form N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

BOARD OF TRUSTEES

The following table provides basic information about the Board of Trustees (the "Trustees") of the Wells Fargo Funds Trust (the "Trust"). This table supplements, and should be read in conjunction with, the Prospectus and the Statement of Additional Information 1 of each Fund. Each of the Trustees listed below acts in identical capacities for each of the 149 funds comprising the Trust, Wells Fargo Variable Trust and Wells Fargo Master Trust (collectively the "Fund Complex"). All of the non-interested Trustees are also members of the Audit and Governance Committees of each Trust in the Fund Complex. The address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

NON-INTERESTED TRUSTEES

------------------------------------------------------------------------------------------------------------------------------------
                        Position Held and
Name and Age            Length of Service 2         Principal Occupations During Past Five Years                Other Directorships
------------------------------------------------------------------------------------------------------------------------------------
Thomas S. Goho          Trustee, since 1987         Education Consultant to the Director of the Institute for   None
65                                                  Executive Education of the Babcock Graduate School of
                                                    Management of Wake Forest University. Prior thereto, the
                                                    Thomas Goho Chair of Finance of Wake Forest University,
                                                    Calloway School of Business and Accountancy, from
                                                    2006-2007 and Associate Professor of Finance from
                                                    1999-2005.
------------------------------------------------------------------------------------------------------------------------------------
Peter G. Gordon         Trustee, since 1998         Chairman, CEO and Co-Founder of Crystal Geyser Water        None
65                      (Chairman since 2005)       Company and President of Crystal Geyser Roxane Water
                        (Lead Trustee since 2001)   Company.
------------------------------------------------------------------------------------------------------------------------------------
Richard M. Leach        Trustee, since 1987         Retired. Prior thereto, President of Richard M. Leach       None
74                                                  Associates (a financial consulting firm).
------------------------------------------------------------------------------------------------------------------------------------
Olivia S. Mitchell      Trustee, since 2006         Professor of Insurance and Risk Management, Wharton         None
54                                                  School, University of Pennsylvania. Director of the
                                                    Boettner Center on Pensions and Retirement Research.
                                                    Research Associate and Board Member, Penn Aging Research
                                                    Center. Research Associate, National Bureau of Economic
                                                    Research.
------------------------------------------------------------------------------------------------------------------------------------
Timothy J. Penny        Trustee, since 1996         Senior Counselor to the public relations firm of            None
55                                                  Himle-Horner and Senior Fellow at the Humphrey Institute,
                                                    Minneapolis, Minnesota (a public policy organization).
------------------------------------------------------------------------------------------------------------------------------------
Donald C. Willeke       Trustee, since 1996         Principal of the law firm of Willeke & Daniels.             None
67
------------------------------------------------------------------------------------------------------------------------------------

Other Information                           Wells Fargo Equity Gateway Funds 277


INTERESTED TRUSTEE 3

------------------------------------------------------------------------------------------------------------------------------------
                        Position Held and
Name and Age            Length of Service 2         Principal Occupations During Past Five Years                Other Directorships
------------------------------------------------------------------------------------------------------------------------------------
J. Tucker Morse         Trustee, since 1987         Private Investor/Real Estate Developer. Prior thereto,       None
63                                                  Chairman of Whitepoint Capital, LLC until 2004.
------------------------------------------------------------------------------------------------------------------------------------

OFFICERS

------------------------------------------------------------------------------------------------------------------------------------
                        Position Held and
Name and Age            Length of Service 2         Principal Occupations During Past Five Years                Other Directorships
------------------------------------------------------------------------------------------------------------------------------------
Karla M. Rabusch        President, since 2003       Executive Vice President of Wells Fargo Bank, N.A. and      None
48                                                  President of Wells Fargo Funds Management, LLC since
                                                    2003. Senior Vice President and Chief Administrative
                                                    Officer of Wells Fargo Funds Management, LLC from 2001 to
                                                    2003.
------------------------------------------------------------------------------------------------------------------------------------
C. David Messman        Secretary, since 2000;      Senior Vice President and Secretary of Wells Fargo Funds    None
47                      Chief Legal Counsel         Management, LLC since 2001. Vice President and Managing
                        since 2003                  Senior Counsel of Wells Fargo Bank, N.A. since 1996.
------------------------------------------------------------------------------------------------------------------------------------
Stephen W. Leonhardt    Treasurer, since 2007       Vice President and Manager of Fund Accounting, Reporting    None
48                                                  and Tax for Wells Fargo Funds Management, LLC since 2007.
                                                    From 2002 to 2004, Controller for Sungard Transaction
                                                    Networks. Chief Operating Officer for UMB Fund Services,
                                                    Inc. from 2004 to 2005. Director of Fund Administration
                                                    and SEC Reporting for TIAA-CREF from 2005 to 2007.
------------------------------------------------------------------------------------------------------------------------------------
Dorothy A. Peters       Chief Compliance Officer,   Head of Mutual Fund Compliance for Wells Fargo Bank and     None
45                      since 2004                  Wells Fargo Funds Management, LLC from 1995 to 2002;
                                                    Chief Compliance Officer of Wells Fargo Funds Management,
                                                    LLC since 2004.
------------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1 The Statement of Additional Information includes additional information about the Funds'Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the Funds'Web site at WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

2 Length of service dates reflects a Trustee's commencement of service with the Trust's predecessor entities.

3 As of September 30, 2007, one of the seven Trustees is considered an "interested person" of the Trusts as defined in the Investment Company Act of 1940. The interested Trustee, J. Tucker Morse, is affiliated with a government securities dealer that is registered under the Securities Exchange Act of 1934, which is not itself affiliated with Wells Fargo Funds Management, LLC.

278 Wells Fargo Equity Gateway Funds                       List of Abbreviations


The following is a list of common abbreviations for terms and entities which may have appeared in this report.

ABAG   --  Association of Bay Area Governments
ADR    --  American Depositary Receipt
AMBAC  --  American Municipal Bond Assurance Corporation
AMT    --  Alternative Minimum Tax
ARM    --  Adjustable Rate Mortgages
BART   --  Bay Area Rapid Transit
CDA    --  Community Development Authority
CDO    --  Collateralized Debt Obligation
CDSC   --  Contingent Deferred Sales Charge
CGIC   --  Capital Guaranty Insurance Company
CGY    --  Capital Guaranty Corporation
COP    --  Certificate of Participation
CP     --  Commercial Paper
CTF    --  Common Trust Fund
DW&P   --  Department of Water & Power
DWR    --  Department of Water Resources
ECFA   --  Educational & Cultural Facilities Authority
EDFA   --  Economic Development Finance Authority
ETET   --  Eagle Tax-Exempt Trust
FFCB   --  Federal Farm Credit Bank
FGIC   --  Financial Guaranty Insurance Corporation
FHA    --  Federal Housing Authority
FHAG   --  Federal Housing Agency
FHLB   --  Federal Home Loan Bank
FHLMC  --  Federal Home Loan Mortgage Corporation
FNMA   --  Federal National Mortgage Association
GDR    --  Global Depositary Receipt
GNMA   --  Government National Mortgage Association
GO     --  General Obligation
HCFR   --  Healthcare Facilities Revenue
HEFA   --  Health & Educational Facilities Authority
HEFAR  --  Higher Education Facilities Authority Revenue
HFA    --  Housing Finance Authority
HFFA   --  Health Facilities Financing Authority
IDA    --  Industrial Development Authority
IDAG   --  Industrial Development Agency
IDR    --  Industrial Development Revenue
LIBOR  --  London Interbank Offered Rate
LLC    --  Limited Liability Corporation
LOC    --  Letter of Credit
LP     --  Limited Partnership
MBIA   --  Municipal Bond Insurance Association
MFHR   --  Multi-Family Housing Revenue
MTN    --  Medium Term Note
MUD    --  Municipal Utility District
PCFA   --  Pollution Control Finance Authority
PCR    --  Pollution Control Revenue
PFA    --  Public Finance Authority
PFFA   --  Public Facilities Financing Authority
plc    --  Public Limited Company
PSFG   --  Public School Fund Guaranty
R&D    --  Research & Development
RDA    --  Redevelopment Authority
RDFA   --  Redevelopment Finance Authority
REITS  --  Real Estate Investment Trusts
SFHR   --  Single Family Housing Revenue
SFMR   --  Single Family Mortgage Revenue
SLMA   --  Student Loan Marketing Association
TBA    --  To Be Announced
TRAN   --  Tax Revenue Anticipation Notes
USD    --  Unified School District
XLCA   --  XL Capital Assurance

        ----------------
[LOGO]  WELLS  ADVANTAGE
        FARGO  FUNDS
        ----------------

More information about WELLS FARGO ADVANTAGE FUNDS is available free upon request. To obtain literature, please write, e-mail, visit the Funds' Web site, or call:

WELLS FARGO ADVANTAGE FUNDS
P.O. Box 8266
Boston, MA 02266-8266
E-mail: wfaf@wellsfargo.com

Web site: www.wellsfargo.com/advantagefunds
Individual Investors: 1-800-222-8222
Retail Investment Professionals: 1-888-877-9275
Institutional Investment Professionals: 1-866-765-0778

THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL INFORMATION OF THE SHAREHOLDERS OF WELLS FARGO ADVANTAGE FUNDS. IF THIS REPORT IS USED FOR PROMOTIONAL PURPOSES, DISTRIBUTION OF THE REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENT PROSPECTUS. FOR A PROSPECTUS CONTAINING MORE COMPLETE INFORMATION, INCLUDING CHARGES AND EXPENSES, CALL 1-800-222-8222 OR VISIT THE FUNDS' WEB SITE AT WWW.WELLSFARGO.COM/ADVANTAGEFUNDS. PLEASE CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES, AND EXPENSES OF THE INVESTMENT CAREFULLY BEFORE INVESTING. THIS AND OTHER INFORMATION ABOUT WELLS FARGO ADVANTAGE FUNDS CAN BE FOUND IN THE CURRENT PROSPECTUS. READ THE PROSPECTUS CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

"Dow Jones" and "Dow Jones Target Date Indexes" are service marks of Dow Jones & Company, Inc. and have been licensed for use for certain purposes by Global Index Advisors, Inc. and Wells Fargo Funds Management, LLC. The Dow Jones Target Date Indexes are based in part on the Lehman Brothers Bond Indexes, which are published by Lehman Brothers Inc. the WELLS FARGO ADVANTAGE DOW JONES TARGET DATE FUNDS, based on the Dow Jones Target Date Indexes, are not sponsored, endorsed, sold or promoted by Dow Jones or Lehman Brothers, and neither Dow Jones nor Lehman Brothers makes any representation regarding the advisability of investing in such product(s) and/or about the quality, accuracy and/or completeness of the Dow Jones Target Date Indexes or the Lehman Brothers Bond Indexes. IN NO EVENT SHALL DOW JONES, LEHMAN BROTHERS OR ANY OF THEIR LICENSORS HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for WELLS FARGO ADVANTAGE FUNDS. Other affiliates of WELLS FARGO & COMPANY provide subadvisory and other services for the Funds. The Funds are distributed by WELLS FARGO FUNDS DISTRIBUTOR, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

-----------------------------------------------------
NOT FDIC INSURED o NO BANK GUARANTEE o MAY LOSE VALUE
-----------------------------------------------------

--------------------------------------------------------------------------------
(C) 2007 Wells Fargo Funds Management, LLC. All rights reserved.

                        www.wellsfargo.com/advantagefunds

                                                                   107234  11-07
                                                               AEGLD/AR111 10-07

                                                                ----------------
                                                        [LOGO]  WELLS  ADVANTAGE
                                                                FARGO  FUNDS
                                                                ----------------

--------------------------------------------------------------------------------

[GRAPHIC OMITTED]           Annual Report
                            September 30, 2007

--------------------------------------------------------------------------------

                            WELLS FARGO ADVANTAGE INDEX FUND

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Contents
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LETTER TO SHAREHOLDERS ...................................................     2

PERFORMANCE HIGHLIGHTS
Index Fund ...............................................................     4

FUND EXPENSES ............................................................     8

PORTFOLIO OF INVESTMENTS
Index Fund ...............................................................     9

FINANCIAL STATEMENTS
Statement of Assets and Liabilities ......................................    10
Statement of Operations ..................................................    11
Statements of Changes in Net Assets ......................................    12
Financial Highlights .....................................................    14

NOTES TO FINANCIAL STATEMENTS ............................................    16

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM ..................    21

MASTER PORTFOLIO

PORTFOLIO OF INVESTMENTS
Index Portfolio ..........................................................    23

FINANCIAL STATEMENTS
Statement of Assets and Liabilities ......................................    39
Statement of Operations ..................................................    40
Statements of Changes in Net Assets ......................................    41
Financial Highlights .....................................................    42

NOTES TO FINANCIAL STATEMENTS ............................................    43

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM ..................    47

OTHER INFORMATION ........................................................    48

LIST OF ABBREVIATIONS ....................................................    50

--------------------------------------------------------------------------------
The views expressed are as of September 30, 2007, and are those of the Fund managers. The views are subject to change at any time in response to changing circumstances in the market and are not intended to predict or guarantee the future performance of any individual security, market sector, or the markets generally, or the WELLS FARGO ADVANTAGE INDEX FUND.

              -----------------------------------------------------
              NOT FDIC INSURED o NO BANK GUARANTEE o MAY LOSE VALUE
              -----------------------------------------------------

--------------------------------------------------------------------------------

[GRAPHIC OMITTED]

WELLS FARGO
       INVESTMENT HISTORY

1971   INTRODUCED ONE OF THE FIRST INSTITUTIONAL INDEX FUNDS.

1978 ONE OF THE FIRST FIRMS TO APPLY ASSET ALLOCATION THEORY TO INVESTMENT PORTFOLIO MANAGEMENT.

1985 ONE OF THE FIRST FIRMS TO CREATE A THREE-WAY ASSET ALLOCATION FUND THAT "TILTS" INVESTMENTS TOWARD PORTIONS OF THE MARKET THAT OUR PROPRIETARY MODELS INDICATE WILL PERFORM BETTER.

1994 INTRODUCED TARGET DATE FUNDS THAT AUTOMATICALLY REALLOCATE THE ASSET MIX OVER SPECIFIC TIME HORIZONS.

1997 WELLS FARGO LAUNCHED THE WEALTHBUILDER PORTFOLIOS, A UNIQUE "FUND OF FUNDS" THAT USES FLEXIBLE ASSET ALLOCATION STRATEGIES TO SHIFT ASSETS.

1999 REORGANIZED THE NORWEST ADVANTAGE FUNDS(R) AND STAGECOACH FUNDS(R) INTO THE WELLS FARGO FUNDS(R).

2003 EXPANDED FIXED-INCOME, SMALL CAP, AND EMERGING MARKETS LINEUP FROM MONTGOMERY ASSET MANAGEMENT, LLC.

2004 ADDED ADDITIONAL LARGE CAP AND MID CAP FUNDS TO THE LINEUP BY ADOPTING THE COOKE & BIELER VALUE FUNDS.

2005 WELLS FARGO FUNDS MERGED WITH STRONG FUNDS TO BECOME WELLS FARGO ADVANTAGE FUNDS, FORMING A FUND FAMILY OF OVER 120 FUNDS AND PLACING IT AMONG THE TOP 20 MUTUAL FUND FAMILIES IN THE UNITED STATES.

2006 ENHANCED AND RENAMED THE WELLS FARGO ADVANTAGE OUTLOOK FUNDS(SM) TO THE WELLS FARGO ADVANTAGE DOW JONES TARGET DATE FUNDS(SM), WHICH SEEK TO REPLICATE RETURNS OF THE APPROPRIATE DOW JONES TARGET DATE INDEXES, THE FIRST LIFE CYCLE INDEXES IN THE INVESTMENT INDUSTRY.

--------------------------------------------------------------------------------

WELLS FARGO ADVANTAGE FUNDS(R)

Integrity. Expertise. Solutions.
--------------------------------------------------------------------------------

GUIDED BY A DISTINGUISHED HERITAGE. Since 1852 Wells Fargo has distinguished itself by safely delivering people and their valuables to distant destinations. To meet the needs of a vibrant, expanding nation, the company successfully forged partnerships with local specialists who knew the terrain.

Although much has changed since then, WELLS FARGO ADVANTAGE FUNDS continues to put the same time and effort into selecting independent portfolio management teams who oversee our Funds. It's our way of maintaining this early commitment to integrity and expertise and to providing solutions that help you reach your destination.

INDEPENDENT THINKING. With a primary focus on delivering long-term performance and risk management, our approach offers investors access to the strategic thinking of independent investment teams from 15 different management firms. While each of our teams concentrates on a specific strategy, collectively they provide in-depth knowledge and insight across distinct investment styles.

TIME-TESTED APPROACH. Our teams are chosen for their expertise in particular investment styles and for their consistent, repeatable processes. All remain independent and free to concentrate solely on managing money and producing results. Our strict adherence to this approach provides a consistent focus on long-term results and allows investors to tap into the expertise of leading institutional investment managers to create fully diversified portfolios.

SOLUTIONS FOR EVERY STAGE. WELLS FARGO ADVANTAGE FUNDS provides investors with strategic investment solutions that help navigate the complex and ever-changing investment landscape. Our diverse family of mutual funds includes more than 120 Funds that cover a broad spectrum of investment styles and asset classes, and each Fund has its own disciplined approach to investing.

NOT PART OF THE ANNUAL REPORT.

WELLS FARGO ADVANTAGE FUNDS OFFERS MORE THAN 120 MUTUAL FUNDS ACROSS A WIDE RANGE OF ASSET CLASSES, REPRESENTING OVER $143 BILLION IN ASSETS UNDER MANAGEMENT, AS OF SEPTEMBER 30, 2007.

EQUITY FUNDS
--------------------------------------------------------------------------------
Asia Pacific Fund
C&B Large Cap Value Fund
C&B Mid Cap Value Fund
Capital Growth Fund
Common Stock Fund
Discovery Fund
Diversified Equity Fund
Diversified Small Cap Fund
Dividend Income Fund
Emerging Growth Fund
Emerging Markets Focus Fund
Endeavor Large Cap Fund
Endeavor Select Fund
Enterprise Fund
Equity Income Fund
Equity Index Fund
Equity Value Fund
Growth and Income Fund
Growth Fund
Growth Equity Fund
Index Fund
International Core Fund
International Equity Fund
International Value Fund
Large Cap Appreciation Fund
Large Cap Growth Fund
Large Company Core Fund
Large Company Growth Fund
Mid Cap Disciplined Fund
Mid Cap Growth Fund
Opportunity Fund
Overseas Fund
Small Cap Disciplined Fund
Small Cap Growth Fund
Small Cap Opportunities Fund
Small Cap Value Fund
Small Company Growth Fund
Small Company Value Fund
Small/Mid Cap Value Fund
Specialized Financial Services Fund
Specialized Health Sciences Fund
Specialized Technology Fund
Strategic Small Cap Value Fund
U.S. Value Fund
Value Fund

BOND FUNDS
--------------------------------------------------------------------------------
California Limited-Term Tax-Free Fund
California Tax-Free Fund
Colorado Tax-Free Fund
Corporate Bond Fund
Diversified Bond Fund
Government Securities Fund 1
High Income Fund
High Yield Bond Fund
Income Plus Fund
Inflation-Protected Bond Fund
Intermediate Government Income Fund 1
Intermediate Tax-Free Fund
Minnesota Tax-Free Fund
Municipal Bond Fund
National Limited-Term Tax-Free Fund
National Tax-Free Fund
Nebraska Tax-Free Fund
Short Duration Government Bond Fund 1
Short-Term Bond Fund
Short-Term High Yield Bond Fund
Short-Term Municipal Bond Fund
Stable Income Fund
Strategic Income Fund
Total Return Bond Fund
Ultra Short-Term Income Fund
Ultra Short-Term Municipal Income Fund
Ultra-Short Duration Bond Fund
Wisconsin Tax-Free Fund

ASSET ALLOCATION FUNDS
--------------------------------------------------------------------------------
Aggressive Allocation Fund
Asset Allocation Fund
Balanced Fund
Conservative Allocation Fund
Growth Balanced Fund
Moderate Balanced Fund
Life Stage-Aggressive Portfolio
Life Stage-Conservative Portfolio
Life Stage-Moderate Portfolio
WealthBuilder Conservative Allocation Portfolio
WealthBuilder Equity Portfolio
WealthBuilder Growth Allocation Portfolio
WealthBuilder Growth Balanced Portfolio
WealthBuilder Moderate Balanced Portfolio
WealthBuilder Tactical Equity Portfolio
Target Today Fund 2
Target 2010 Fund 2
Target 2015 Fund 2
Target 2020 Fund 2
Target 2025 Fund 2
Target 2030 Fund 2
Target 2035 Fund 2
Target 2040 Fund 2
Target 2045 Fund 2
Target 2050 Fund 2

MONEY MARKET FUNDS
--------------------------------------------------------------------------------
100% Treasury Money Market Fund 1
California Tax-Free Money Market Fund
California Tax-Free Money Market Trust
Cash Investment Money Market Fund
Government Money Market Fund 1
Heritage Money Market Fund
Liquidity Reserve Money Market Fund
Minnesota Money Market Fund
Money Market Fund
Money Market Trust
Municipal Money Market Fund
National Tax-Free Money Market Fund
National Tax-Free Money Market Trust
Overland Express Sweep Fund
Prime Investment Money Market Fund
Treasury Plus Money Market Fund 1

VARIABLE TRUST FUNDS 3
--------------------------------------------------------------------------------
VT Asset Allocation Fund
VT C&B Large Cap Value Fund
VT Discovery Fund
VT Equity Income Fund
VT International Core Fund
VT Large Company Core Fund
VT Large Company Growth Fund
VT Money Market Fund
VT Opportunity Fund
VT Small Cap Growth Fund
VT Small/Mid Cap Value Fund
VT Total Return Bond Fund

AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE WELLS FARGO ADVANTAGE MONEY MARKET FUNDS SEEK TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN A MONEY MARKET FUND.

--------------------------------------------------------------------------------
1 The U.S. Government guarantee applies to certain of the underlying securities and NOT to shares of the Fund.

2 The full name of this Fund series is the WELLS FARGO ADVANTAGE DOW JONES TARGET DATE FUNDS(SM).

3 The Variable Trust Funds are generally available only through insurance company variable contracts.

NOT PART OF THE ANNUAL REPORT.

2  Wells Fargo Advantage Index Fund                       Letter to Shareholders


[PHOTO OMITTED]

---------------------------
KARLA M. RABUSCH,
President
WELLS FARGO ADVANTAGE FUNDS
---------------------------

--------------------------------------------------------------------------------

OUR GOAL IS TO OFFER YOU A HIGH-LEVEL OVERVIEW OF HOW THE FUND PERFORMED FOLLOWED BY A DISCUSSION OF THE DETAILS THAT AFFECTED FUND PERFORMANCE, CHANGES MADE TO THE FUND, AND THE PORTFOLIO MANAGER'S OUTLOOK FOR THE FUND.

--------------------------------------------------------------------------------

Dear Valued Shareholder,

You may have noticed that your annual report for 12-month period that ended September 30, 2007, has a new look. We would like to call your attention to a few enhancements. First, we redesigned your annual shareholder report so that Fund performance is first. Second, we allocated more space for our letter to you and for the portfolio manager's discussion of the Fund. Third, you may want to look for "Fund Highlights" at the beginning of the commentary on the page following the Fund's performance. Our goal is to offer you a high-level overview of how the Fund performed followed by a discussion of the details that affected Fund performance, changes made to the Fund, and the portfolio manager's outlook for the Fund. We will continue to provide you with a general overview of the economy and the asset classes that are represented in each report. We hope that you find these improvements helpful and informative.

WEAKENING HOUSING MARKET CAPTURED THE ATTENTION OF ECONOMISTS AND INVESTORS DURING THE PERIOD.

Sales of new, single-family residences dropped dramatically during the period, and inventory as of August 31, 2007, represented an 8.2-month supply of new, unsold homes. Perhaps the second most talked-about economic event was the growing realization that the subprime mortgage market was beginning to negatively impact the financial and housing sectors of the market.

In response, banks began to tighten their lending practices during the summer and the Fed cut the bank discount lending rate by 50 basis points, to 5.75%, in mid-August 2007. The bank discount lending rate is what a central bank charges for loans to member banks. Then in September 2007, the Fed took another step toward easing the flow of money available for lending and lowered the federal funds rate by 50 basis points, to 4.75%. This stabilization of interest rates combined with real Gross Domestic Product growth that averaged between 2% and 3% during the 12-month period provided a positive environment for stocks.

For the entire 12-month period, mid cap stocks were the best performers, followed by small cap stocks and then large cap stocks. In terms of leadership rotation, small cap stocks dominated early in the period, then mid cap stocks took the lead, and finally large cap stocks were ahead by the end of the 12-month period. During this rotation, uncertainty and volatility continued.

Letter to Shareholders                       Wells Fargo Advantage Index Fund  3


THE UNCERTAINTY OF FUTURE FED ACTION COMBINED WITH OTHER MARKET FORCES SUPPORTS OUR BELIEF THAT SUCCESSFUL INVESTING INCLUDES A BALANCED APPROACH OF OWNING A DIVERSIFIED PORTFOLIO WHILE KEEPING A LONG-TERM PERSPECTIVE.

While diversification may not prevent losses in a downturn, it may help to reduce them and provide you with one way of managing risk. Our diverse family of mutual funds may also help. We offer more than 120 Funds that cover a broad spectrum of investment styles and asset classes. Each Fund is managed according to a disciplined approach to investing that features the strategic thinking of portfolio managers chosen for their in-depth knowledge and methodology. We believe that our insistence on seeking investment teams who share our dedication to pursuing consistent long-term results offers you a way to navigate changing market conditions and move forward with your financial planning.

Thank you for choosing WELLS FARGO ADVANTAGE FUNDS. We appreciate your confidence in us. Through each market cycle, we are committed to helping you meet your financial needs. If you have any questions about your investment, please contact your investment professional or call us at 1-800-222-8222. You may also want to visit our Web site at WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

--------------------------------------------------------------------------------

THIS STABILIZATION OF INTEREST RATES COMBINED WITH REAL GROSS DOMESTIC PRODUCT GROWTH THAT AVERAGED BETWEEN 2% AND 3% DURING THE 12-MONTH PERIOD PROVIDED A POSITIVE ENVIRONMENT FOR STOCKS.

--------------------------------------------------------------------------------

Sincerely,

/s/ Karla M. Rabusch

Karla M. Rabusch
President
WELLS FARGO ADVANTAGE FUNDS

4  Wells Fargo Advantage Index Fund                       Performance Highlights


WELLS FARGO ADVANTAGE INDEX FUND
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE

The WELLS FARGO ADVANTAGE INDEX FUND (the Fund) seeks to replicate the total rate of return of the S&P 500 Index, before fees and expenses.

INVESTMENT ADVISER

Wells Fargo Funds Management, LLC

SUBADVISER

Wells Capital Management Incorporated

PORTFOLIO MANAGER

Gregory T. Genung, CFA

FUND INCEPTION

January 31, 1987

PERFORMANCE SUMMARY

12-MONTH TOTAL RETURN AS OF SEPTEMBER 30, 2007

-------------------------------------------------------------------------------
INDEX FUND                                                              1 YEAR
-------------------------------------------------------------------------------
Investor Class                                                          15.92%
-------------------------------------------------------------------------------
BENCHMARK
  S&P 500 Index 1                                                       16.44%
-------------------------------------------------------------------------------

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE AT THE FUNDS' WEB SITE -WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

INVESTOR CLASS SHARES ARE SOLD WITHOUT A FRONT-END SALES CHARGE OR CONTINGENT DEFERRED SALES CHARGE. NET AND GROSS EXPENSE RATIOS FOR INVESTOR SHARES ARE 0.45% AND 0.88%. THE INVESTMENT ADVISER HAS CONTRACTUALLY COMMITTED THROUGH JANUARY 31, 2009, TO WAIVE FEES AND/OR REIMBURSE EXPENSES TO THE EXTENT NECESSARY TO MAINTAIN THIS NET OPERATING EXPENSE RATIO. WITHOUT THESE REDUCTIONS, THE FUND'S RETURNS WOULD HAVE BEEN LOWER.

--------------------------------------------------------------------------------
GROWTH OF $10,000 INVESTMENTS 2
(AS OF SEPTEMBER 30, 2007)
--------------------------------------------------------------------------------

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                  WELLS FARGO ADVANTAGE
   Date        INDEX FUND - Investor Class     S&P 500 Index
 9/30/1997               $ 10,000                $ 10,000
10/31/1997               $  9,662                $  9,666
11/30/1997               $ 10,103                $ 10,114
12/31/1997               $ 10,272                $ 10,287
 1/31/1998               $ 10,383                $ 10,401
 2/28/1998               $ 11,127                $ 11,151
 3/31/1998               $ 11,691                $ 11,721
 4/30/1998               $ 11,806                $ 11,841
 5/31/1998               $ 11,597                $ 11,637
 6/30/1998               $ 12,065                $ 12,110
 7/31/1998               $ 11,933                $ 11,981
 8/31/1998               $ 10,201                $ 10,250
 9/30/1998               $ 10,849                $ 10,907
10/31/1998               $ 11,727                $ 11,794
11/30/1998               $ 12,430                $ 12,509
12/31/1998               $ 13,156                $ 13,229
 1/31/1999               $ 13,678                $ 13,782
 2/28/1999               $ 13,251                $ 13,353
 3/31/1999               $ 13,775                $ 13,888
 4/30/1999               $ 14,300                $ 14,425
 5/31/1999               $ 13,954                $ 14,085
 6/30/1999               $ 14,726                $ 14,866
 7/31/1999               $ 14,265                $ 14,402
 8/31/1999               $ 14,196                $ 14,331
 9/30/1999               $ 13,805                $ 13,938
10/31/1999               $ 14,674                $ 14,820
11/30/1999               $ 14,963                $ 15,121
12/31/1999               $ 15,833                $ 16,012
 1/31/2000               $ 15,031                $ 15,208
 2/29/2000               $ 14,744                $ 14,921
 3/31/2000               $ 16,180                $ 16,380
 4/30/2000               $ 15,689                $ 15,887
 5/31/2000               $ 15,363                $ 15,561
 6/30/2000               $ 15,733                $ 15,946
 7/31/2000               $ 15,493                $ 15,697
 8/31/2000               $ 16,448                $ 16,672
 9/30/2000               $ 15,577                $ 15,791
10/31/2000               $ 15,507                $ 15,725
11/30/2000               $ 14,284                $ 14,486
12/31/2000               $ 14,347                $ 14,557
 1/31/2001               $ 14,848                $ 15,074
 2/28/2001               $ 13,508                $ 13,700
 3/31/2001               $ 12,652                $ 12,833
 4/30/2001               $ 13,631                $ 13,829
 5/31/2001               $ 13,718                $ 13,922
 6/30/2001               $ 13,379                $ 13,583
 7/31/2001               $ 13,244                $ 13,450
 8/31/2001               $ 12,410                $ 12,610
 9/30/2001               $ 11,406                $ 11,592
10/31/2001               $ 11,619                $ 11,813
11/30/2001               $ 12,505                $ 12,720
12/31/2001               $ 12,610                $ 12,831
 1/31/2002               $ 12,424                $ 12,644
 2/28/2002               $ 12,180                $ 12,400
 3/31/2002               $ 12,634                $ 12,866
 4/30/2002               $ 11,866                $ 12,087
 5/31/2002               $ 11,773                $ 11,998
 6/30/2002               $ 10,929                $ 11,144
 7/31/2002               $ 10,091                $ 10,276
 8/31/2002               $ 10,155                $ 10,343
 9/30/2002               $  9,045                $  9,220
10/31/2002               $  9,850                $ 10,030
11/30/2002               $ 10,426                $ 10,620
12/31/2002               $  9,813                $  9,996
 1/31/2003               $  9,547                $  9,735
 2/28/2003               $  9,400                $  9,589
 3/31/2003               $  9,488                $  9,681
 4/30/2003               $ 10,263                $ 10,479
 5/31/2003               $ 10,804                $ 11,030
 6/30/2003               $ 10,938                $ 11,172
 7/31/2003               $ 11,126                $ 11,368
 8/31/2003               $ 11,338                $ 11,590
 9/30/2003               $ 11,214                $ 11,467
10/31/2003               $ 11,843                $ 12,115
11/30/2003               $ 11,944                $ 12,222
12/31/2003               $ 12,563                $ 12,862
 1/31/2004               $ 12,786                $ 13,099
 2/29/2004               $ 12,959                $ 13,281
 3/31/2004               $ 12,760                $ 13,080
 4/30/2004               $ 12,555                $ 12,875
 5/31/2004               $ 12,722                $ 13,051
 6/30/2004               $ 12,964                $ 13,304
 7/31/2004               $ 12,534                $ 12,864
 8/31/2004               $ 12,580                $ 12,915
 9/30/2004               $ 12,710                $ 13,055
10/31/2004               $ 12,899                $ 13,255
11/30/2004               $ 13,417                $ 13,791
12/31/2004               $ 13,867                $ 14,260
 1/31/2005               $ 13,527                $ 13,912
 2/28/2005               $ 13,805                $ 14,205
 3/31/2005               $ 13,557                $ 13,953
 4/30/2005               $ 13,294                $ 13,688
 5/31/2005               $ 13,714                $ 14,123
 6/30/2005               $ 13,728                $ 14,143
 7/31/2005               $ 14,233                $ 14,669
 8/31/2005               $ 14,096                $ 14,536
 9/30/2005               $ 14,205                $ 14,653
10/31/2005               $ 13,965                $ 14,409
11/30/2005               $ 14,487                $ 14,953
12/31/2005               $ 14,488                $ 14,959
 1/31/2006               $ 14,867                $ 15,356
 2/28/2006               $ 14,899                $ 15,397
 3/31/2006               $ 15,078                $ 15,588
 4/30/2006               $ 15,275                $ 15,797
 5/31/2006               $ 14,829                $ 15,344
 6/30/2006               $ 14,847                $ 15,364
 7/31/2006               $ 14,930                $ 15,459
 8/31/2006               $ 15,281                $ 15,827
 9/30/2006               $ 15,669                $ 16,235
10/31/2006               $ 16,172                $ 16,764
11/30/2006               $ 16,473                $ 17,082
12/31/2006               $ 16,698                $ 17,322
 1/31/2007               $ 16,940                $ 17,584
 2/28/2007               $ 16,605                $ 17,240
 3/31/2007               $ 16,782                $ 17,433
 4/30/2007               $ 17,519                $ 18,205
 5/31/2007               $ 18,124                $ 18,841
 6/30/2007               $ 17,818                $ 18,523
 7/31/2007               $ 17,258                $ 17,949
 8/31/2007               $ 17,516                $ 18,218
 9/30/2007               $ 18,163                $ 18,899

--------------------------------------------------------------------------------
1 The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market value weighted index with each stock's weight in the Index proportionate to its market value. You cannot invest directly in an Index.

2 The chart compares the performance of the Wells Fargo Advantage Index Fund Investor Class shares for the most recent ten years with the S&P 500 Index. The chart assumes a hypothetical investment of $10,000 in Investor Class shares and reflects all operating expenses.

Performance Highlights                       Wells Fargo Advantage Index Fund  5

--------------------------------------------------------------------------------

MANAGER'S DISCUSSION

FUND HIGHLIGHTS

o The Fund had solid performance during the period, nearly keeping pace with its benchmark.

o Eight of the ten sectors represented in the S&P 500 Index posted positive gains for the period, which was also positive for the Fund.

o We made changes to the Fund in response to changes in the S&P 500 Index. Consequently, both the Fund and the index benefited from buybacks and acquisitions during the 12-month period.

LOW INTEREST RATES, SOLID CORPORATE PERFORMANCE, AND A STRONG ECONOMY LED TO AN EXCEPTIONAL PERIOD FOR DOMESTIC STOCKS.

The Fund seeks to replicate the composition of the S&P 500 Index; therefore, security selection and weighting follow the lead of the index. Likewise, returns are always close to that of the index. The Fund and the index had extraordinary returns for the 12-month period, with the fourth quarter of 2006 and the second quarter of 2007 each contributing over 6%. Eight of the ten sectors in the index posted positive gains for the period, with energy taking top performing honors. The U.S. economy continued to achieve positive growth for the period, even in the face of high energy prices and a dramatic slowdown in housing. Strength in corporate earnings again surprised investors, and acquisitions by both private equity and competitors alike provided a premium to market multiples. In the end, low interest rates, a strong economy, and solid corporate performance led to an exceptional period for domestic stocks.

--------------------------------------------------------------------------------
TEN LARGEST EQUITY HOLDINGS 3,4
(AS OF SEPTEMBER 30, 2007)
--------------------------------------------------------------------------------
Exxon Mobil Corporation                                                   3.79%
--------------------------------------------------------------------------------
General Electric Company                                                  3.13%
--------------------------------------------------------------------------------
AT&T Incorporated                                                         1.90%
--------------------------------------------------------------------------------
Microsoft Corporation                                                     1.75%
--------------------------------------------------------------------------------
Citigroup Incorporated                                                    1.71%
--------------------------------------------------------------------------------
Bank of America Corporation                                               1.65%
--------------------------------------------------------------------------------
Procter & Gamble Company                                                  1.62%
--------------------------------------------------------------------------------
Cisco Systems Incorporated                                                1.49%
--------------------------------------------------------------------------------
Chevron Corporation                                                       1.47%
--------------------------------------------------------------------------------
Johnson & Johnson                                                         1.40%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
3 Equity holdings and sector distribution are subject to change. Cash and cash equivalents are not reflected in the calculations of equity holdings and sector distribution.

4 The Ten Largest Equity Holdings are calculated based on the market value of the Master Trust portfolio securities allocable to the Fund divided by total market value of the portfolio of investments of the Fund. See Notes to Financial Statements for a discussion of the Master Trust.

6  Wells Fargo Advantage Index Fund                       Performance Highlights

--------------------------------------------------------------------------------

ADJUSTMENTS TO THE INDEX, WHICH THE FUND FOLLOWS, WERE THE RESULT OF BUYBACKS, ACQUISITIONS, SUBSIDIARY SPIN-OFFS, CONVERSION OF CONVERTIBLE SECURITIES, AND ISSUANCE OF ADDITIONAL SHARES.

--------------------------------------------------------------------------------
SECTOR DISTRIBUTION 3
(AS OF SEPTEMBER 30, 2007)
--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Consumer Discretionary                     (9%)
Consumer Staples                           (9%)
Energy                                    (12%)
Financials                                (20%)
Health Care                               (12%)
Industrials                               (12%)
Information Technology                    (16%)
Materials                                  (3%)
Telecommunication Services                 (4%)
Utilities                                  (3%)

Changes to the Fund's holdings were made in response to changes in the S&P 500 Index and can be seen in a couple of different forms. One example that the Fund benefited from during the period came from stock buyback programs at IBM, Amgen, Federated Department Stores, and Wendy's International. Buybacks take stock out of the market, which, in turn, decreases a company's representation in the index. Mergers also affect the index because one constituent gets eliminated as a result of the merger. In March 2007, Univision Communications was acquired by a private equity consortium and subsequently removed from the index. Abercrombie and Fitch Co. was simultaneously added to maintain 500 represented companies. Other reasons for index adjustments include subsidiary spin-offs, conversion of convertible securities, and issuance of additional shares for general operating expenses.

LOW INFLATION COMBINED WITH POSITIVE ECONOMIC GROWTH CAN BE A GOOD SCENARIO FOR EQUITIES.

We are optimistic on the domestic economy and U.S. stocks going forward. We see positive, albeit slower, economic growth and low inflation, which can be a good scenario for equities. This will not affect the Fund's structure, however. We will continue to seek to manage the portfolio to deliver the return and risk profile of the S&P 500 Index.

Performance Highlights                       Wells Fargo Advantage Index Fund  7

--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN 5 (%) (AS OF SEPTEMBER 30, 2007)

-------------------------------------------------------------------------------------------
                                                                            Expense Ratio
INDEX FUND                         6 Months*   1 Year   5 Year   10 Year   Gross 6   Net 7
-------------------------------------------------------------------------------------------
Administrator Class (NVINX)          8.33       16.16    15.19    6.36      0.38%    0.25%
-------------------------------------------------------------------------------------------
Investor Class (WFVEX)               8.23       15.92    14.96    6.15      0.88%    0.45%
-------------------------------------------------------------------------------------------
BENCHMARK
-------------------------------------------------------------------------------------------
  S&P 500 Index 1                    8.44       16.44    15.44    6.57
-------------------------------------------------------------------------------------------

* Returns for periods of less than one year are not annualized.

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE AT THE FUNDS' WEB SITE -WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

ADMINISTRATOR AND INVESTOR CLASS SHARES ARE SOLD WITHOUT A FRONT-END SALES CHARGE OR CONTINGENT DEFERRED SALES CHARGE.

Stock fund values fluctuate in response to the activities of individual companies and general market and economic conditions. The use of derivatives may reduce returns and/or increase volatility. Consult the Fund's prospectus for additional information on these and other risks.

--------------------------------------------------------------------------------
5 The Fund is a gateway feeder Fund that invests all of its assets in a single master portfolio of the Master Trust with a substantially similar investment objective and substantially similar investment strategies. References to the investment activities of the Fund are intended to refer to the investment activities of the master portfolio in which it invests.

      Prior to April 11, 2005, the WELLS FARGO ADVANTAGE INDEX FUND - Administrator Class was named the WELLS FARGO INDEX FUND - Institutional Class. Performance shown for the Administrator Class shares for periods prior to November 8, 1999, reflects the performance of the Institutional Class shares of Norwest Advantage Index Fund, its predecessor fund. Performance shown for the Investor Class shares for periods prior to April 11, 2005, reflects the performance of the Administrator Class shares of the Fund, and includes expenses that are not applicable to and are lower than those of the Investor Class shares.

6 Reflects the gross expense ratio as stated in the February 1, 2007, prospectus and is based on the Fund's previous fiscal year expenses as reported in the Financial Highlights.

7 The investment adviser has contractually committed through January 31, 2009, to waive fees and/or reimburse expenses to the extent necessary to maintain the net operating expense ratio shown. Without these reductions, the Fund's returns would have been lower.

8  Wells Fargo Advantage Index Fund                                Fund Expenses


As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, redemption fees (if any) and exchange fees (if any); and (2) ongoing costs, including management fees; distribution (12b-1) and/or shareholder service fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire six-month period, from April 1, 2007 to September 30, 2007.

ACTUAL EXPENSES

The "Actual" line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Actual" line under the heading entitled "Expenses Paid During Period" for your applicable class of shares to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The "Hypothetical" line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the "Hypothetical" line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

---------------------------------------------------------------------------------------------------------------
                                                     Beginning        Ending        Expenses
                                                   Account Value   Account Value   Paid During     Net Annual
WELLS FARGO ADVANTAGE INDEX FUND                    04-01-2007      09-30-2007      Period 1     Expense Ratio
---------------------------------------------------------------------------------------------------------------
ADMINISTRATOR CLASS
   Actual                                            $1,000.00       $1,083.30        $1.31          0.25%
   Hypothetical (5% return before expenses)          $1,000.00       $1,023.82        $1.27          0.25%
---------------------------------------------------------------------------------------------------------------
INVESTOR CLASS
   Actual                                            $1,000.00       $1,082.30        $2.35          0.45%
   Hypothetical (5% return before expenses)          $1,000.00       $1,022.81        $2.28          0.45%
---------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1 Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half year period.)

Portfolio of Investments--September 30, 2007

                                             Wells Fargo Advantage Index Fund  9


INDEX FUND
--------------------------------------------------------------------------------

FACE/SHARE
AMOUNT             SECURITY NAME                                                                                         VALUE
INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS: 100.10%
           NA      WELLS FARGO ADVANTAGE INDEX PORTFOLIO                                                            $ 2,039,819,949

TOTAL INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS (COST $1,332,130,696)                                               2,039,819,949
                                                                                                                    ---------------
TOTAL INVESTMENTS IN SECURITIES
(COST $1,332,130,696)                              100.10%                                                          $ 2,039,819,949

OTHER ASSETS AND LIABILITIES, NET                   (0.10)                                                               (2,082,734)
                                                   ------                                                           ---------------

TOTAL NET ASSETS                                   100.00%                                                          $ 2,037,737,215
                                                   ------                                                           ---------------

--------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

10  Wells Fargo Advantage Index Fund

                         Statement of Assets and Liabilities--September 30, 2007


--------------------------------------------------------------------------------

ASSETS
   Investments
      Investments in affiliated Master Portfolios .............................................................    $ 2,039,819,949
                                                                                                                   ---------------
   Total investments at market value (see cost below) .........................................................      2,039,819,949
                                                                                                                   ---------------
   Cash .......................................................................................................             25,000
   Receivable for Fund shares issued ..........................................................................            452,575
                                                                                                                   ---------------
Total assets ..................................................................................................      2,040,297,524
                                                                                                                   ---------------
LIABILITIES
   Payable for Fund shares redeemed ...........................................................................          2,335,303
   Payable to investment advisor and affiliates (Note 3) ......................................................              9,861
   Accrued expenses and other liabilities .....................................................................            215,145
                                                                                                                   ---------------
Total liabilities .............................................................................................          2,560,309
                                                                                                                   ---------------
TOTAL NET ASSETS ..............................................................................................    $ 2,037,737,215
                                                                                                                   ===============

NET ASSETS CONSIST OF
   Paid-in capital ............................................................................................    $ 1,266,660,289
   Undistributed net investment income (loss) .................................................................         24,801,305
   Undistributed net realized gain (loss) on investments ......................................................         38,586,368
   Net unrealized appreciation (depreciation) of investments, foreign currencies and
     translation of assets and liabilities denominated in foreign currencies ..................................        707,689,253
                                                                                                                   ---------------
TOTAL NET ASSETS ..............................................................................................    $ 2,037,737,215
                                                                                                                   ===============
COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE 1
   Net assets - Administrator Class ...........................................................................    $ 1,878,931,913
   Shares outstanding - Administrator Class ...................................................................         30,939,884
   Net asset value and offering price per share - Administrator Class .........................................    $         60.73
   Net assets - Investor Class ................................................................................    $   158,805,302
   Shares outstanding - Investor Class ........................................................................          2,620,148
   Net asset value and offering price per share - Investor Class ..............................................    $         60.61
                                                                                                                   ---------------

Investments at cost ...........................................................................................    $ 1,332,130,696
                                                                                                                   ---------------

--------------------------------------------------------------------------------
1     Each Fund has an unlimited number of authorized shares.

The accompanying notes are an integral part of these financial statements.

Statement of Operations--For the Year Ended September 30, 2007

                                            Wells Fargo Advantage Index Fund  11


--------------------------------------------------------------------------------

INVESTMENT INCOME
   Dividends allocated from affiliated Master Portfolios ......................................................    $    38,512,555
   Interest Income allocated from affiliated Master Portfolios ................................................             37,069
   Expenses allocated from affiliated Master Portfolios .......................................................         (2,119,594)
   Waivers allocated from affiliated Master Portfolios ........................................................            189,940
                                                                                                                   ---------------
Total investment income .......................................................................................         36,619,970
                                                                                                                   ---------------
EXPENSES
   Administration fees
      Fund Level ..............................................................................................            979,272
      Administrator Class .....................................................................................          1,807,386
      Investor Class ..........................................................................................            680,213
   Shareholder servicing fees (Note 3) ........................................................................          2,185,282
   Accounting fees ............................................................................................            137,979
   Professional fees ..........................................................................................             38,935
   Registration fees ..........................................................................................             43,202
   Shareholder reports ........................................................................................            149,622
   Trustees' fees .............................................................................................              8,955
   Other fees and expenses ....................................................................................             37,359
                                                                                                                   ---------------
Total expenses ................................................................................................          6,068,205
                                                                                                                   ---------------
LESS
   Waived fees and reimbursed expenses (Note 3) ...............................................................         (2,798,146)
   Net expenses ...............................................................................................          3,270,059
                                                                                                                   ---------------
Net investment income (loss) ..................................................................................         33,349,911
                                                                                                                   ---------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

NET REALIZED GAIN (LOSS) FROM
   Securities transactions allocated from Master Portfolios ...................................................         69,407,284
   Futures transactions allocated from Master Portfolios ......................................................            988,226
                                                                                                                   ---------------
Net realized gain and loss from investments ...................................................................         70,395,510
                                                                                                                   ---------------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF
   Securities transactions allocated from Master Portfolios ...................................................        185,688,278
   Forwards, futures, options, swaps and short sales allocated from Master Portfolios .........................            332,548
                                                                                                                   ---------------
Net change in unrealized appreciation (depreciation) of investments ...........................................        186,020,826
                                                                                                                   ---------------
Net realized and unrealized gain (loss) on investments ........................................................        256,416,336
                                                                                                                   ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ...............................................    $   289,766,247
                                                                                                                   ===============

--------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

12  Wells Fargo Advantage Index Fund         Statements of Changes in Net Assets


                                                                                                For the             For the
                                                                                               Year Ended          Year Ended
                                                                                           September 30, 2007   September 30, 2006
----------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   Beginning Net Assets ...............................................................   $     1,730,217,897   $    1,361,417,613

OPERATIONS
   Net investment income (loss) .......................................................            33,349,911           26,186,134
   Net realized gain (loss) on investments ............................................            70,395,510           38,165,083
   Net change in unrealized appreciation (depreciation) of investments ................           186,020,826           92,056,191
                                                                                          ----------------------------------------
Net increase (decrease) in net assets resulting from operations .......................           289,766,247          156,407,408
                                                                                          ----------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM
   Net investment income
      Administrator Class .............................................................           (26,351,986)         (18,753,683)
      Investor Class ..................................................................            (1,876,799)          (2,046,348)
   Net realized gain on sales of investments
      Administrator Class .............................................................           (39,206,299)                   0
      Investor Class ..................................................................            (3,232,846)                   0
                                                                                          ----------------------------------------
Total distributions to shareholders ...................................................           (70,667,930)         (20,800,031)
                                                                                          ----------------------------------------
CAPITAL SHARES TRANSACTIONS
   Proceeds from shares sold - Administrator Class ....................................           408,150,468        1,441,912,689
   Reinvestment of distributions - Administrator Class ................................            57,560,508           17,015,034
   Cost of shares redeemed - Administrator Class ......................................          (378,923,428)      (1,204,379,053)
                                                                                          ----------------------------------------
   Net increase (decrease) in net assets resulting from capital share transaction -
      Administrator Class .............................................................            86,787,548          254,548,670
                                                                                          ----------------------------------------
   Proceeds from shares sold - Investor Class .........................................            32,504,309           27,256,306
   Reinvestment of distributions - Investor Class .....................................             4,975,486            1,993,846
   Cost of shares redeemed - Investor Class ...........................................           (35,846,342)         (50,605,915)
                                                                                          ----------------------------------------
   Net increase (decrease) in net assets resulting from capital share transaction
      - Investor Class ................................................................             1,633,453          (21,355,763)
                                                                                          ----------------------------------------
Net increase (decrease) in net assets resulting from capital share transaction -
   Total ..............................................................................            88,421,001          233,192,907
                                                                                          ----------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS .................................................           307,519,318          368,800,284
                                                                                          ========================================
ENDING NET ASSETS .....................................................................   $     2,037,737,215   $    1,730,217,897
                                                                                          ========================================

SHARES ISSUED AND REDEEMED
   Shares sold - Administrator Class ..................................................             7,188,133           27,996,194
   Shares issued in reinvestment of distributions - Administrator Class ...............             1,019,618              336,133
   Shares redeemed - Administrator Class ..............................................            (6,586,223)         (23,348,035)
                                                                                          ----------------------------------------
   Net increase (decrease) in shares outstanding - Administrator Class ................             1,621,528            4,984,292
                                                                                          ----------------------------------------
   Shares sold - Investor Class .......................................................               566,168              530,062
   Shares issued in reinvestment of distributions - Investor Class ....................                88,221               39,396
   Shares redeemed - Investor Class ...................................................              (623,820)            (984,706)
                                                                                          ----------------------------------------
   Net increase (decrease) in shares outstanding - Investor Class .....................                30,569             (415,248)
                                                                                          ----------------------------------------
Net increase (decrease) in shares outstanding resulting from capital share
   transactions .......................................................................             1,652,097            4,569,044
                                                                                          ----------------------------------------
ENDING BALANCE OF UNDISTRIBUTED NET INVESTMENT INCOME (LOSS) ..........................   $        24,801,305   $       19,949,475
                                                                                          ========================================

--------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

                                          THIS PAGE IS INTENTIONALLY LEFT BLANK.

14  Wells Fargo Advantage Index Fund                        Financial Highlights


                                                Beginning                    Net Realized    Distributions
                                                Net Asset        Net        and Unrealized      from Net
                                                Value Per    Investment       Gain (Loss)      Investment
                                                  Share     Income (Loss)   on Investments       Income
----------------------------------------------------------------------------------------------------------
INDEX FUND
----------------------------------------------------------------------------------------------------------
Administrator Class
October 1, 2006 to September 30, 2007 .......    $ 54.23        0.99 6           7.60            (0.83)
October 1, 2005 to September 30, 2006 .......    $ 49.80        0.88             4.31            (0.76)
October 1, 2004 to September 30, 2005 .......    $ 45.21        0.89             4.50            (0.80)
October 1, 2003 to September 30, 2004 .......    $ 40.33        0.65             4.81            (0.58)
October 1, 2002 to September 30, 2003 .......    $ 32.98        0.55             7.37            (0.57)

Investor Class
October 1, 2006 to September 30, 2007 .......    $ 54.13        0.87 6           7.59            (0.72)
October 1, 2005 to September 30, 2006 .......    $ 49.75        0.78             4.30            (0.70)
April 11, 2005 5 to September 30, 2005 ......    $ 47.52        0.34             1.89             0.00

--------------------------------------------------------------------------------
1 During each period, various fees and expenses were waived and reimbursed as indicated. The ratio of Gross Expenses to Average Net Assets reflects the expense ratio in the absence of any waivers and reimbursements
      (Note 3).

2 Total return calculations do not include any sales charges, and would have been lower had certain expenses not been waived or reimbursed during the periods shown. Returns for periods of less than one year are not annualized.

3 Portfolio turnover rate represents the activity from the Fund's investment in a single Portfolio.

4 Includes net expenses allocated from the Portfolio in which the Fund invests.

5     Commencement of operations.

6     Calculated based upon average shares outstanding.

The accompanying notes are an integral part of these financial statements.

Financial Highlights                        Wells Fargo Advantage Index Fund  15


                                                                   Ending        Ratio to Average Net Assets (Annualized) 1
                                                Distributions    Net Asset   ---------------------------------------------------
                                                   from Net      Value Per   Net Investment     Gross      Expenses      Net
                                                Realized Gains     Share      Income (Loss)   Expenses 4    Waived    Expenses 4
--------------------------------------------------------------------------------------------------------------------------------
INDEX FUND
--------------------------------------------------------------------------------------------------------------------------------
Administrator Class
October 1, 2006 to September 30, 2007 .......       (1.26)        $ 60.73         1.71%          0.37%      (0.12)%     0.25%
October 1, 2005 to September 30, 2006 .......        0.00         $ 54.23         1.72%          0.38%      (0.13)%     0.25%
October 1, 2004 to September 30, 2005 .......        0.00         $ 49.80         1.87%          0.31%      (0.06)%     0.25%
October 1, 2003 to September 30, 2004 .......        0.00         $ 45.21         1.49%          0.31%      (0.06)%     0.25%
October 1, 2002 to September 30, 2003 .......        0.00         $ 40.33         1.58%          0.44%      (0.19)%     0.25%

Investor Class
October 1, 2006 to September 30, 2007 .......       (1.26)        $ 60.61         1.51%          0.87%      (0.42)%     0.45%
October 1, 2005 to September 30, 2006 .......        0.00         $ 54.13         1.53%          0.88%      (0.43)%     0.45%
April 11, 2005 5 to September 30, 2005 ......        0.00         $ 49.75         1.36%          0.82%      (0.37)%     0.45%

                                                           Portfolio    Net Assets at
                                                  Total    Turnover     End of Period
                                                Return 2    Rate 3     (000's omitted)
---------------------------------------------------------------------------------------
INDEX FUND
---------------------------------------------------------------------------------------
Administrator Class
October 1, 2006 to September 30, 2007 .......     16.16%       8%        $ 1,878,932
October 1, 2005 to September 30, 2006 .......     10.52%       9%        $ 1,590,045
October 1, 2004 to September 30, 2005 .......     11.99%       8%        $ 1,211,916
October 1, 2003 to September 30, 2004 .......     13.57%       3%        $ 1,087,212
October 1, 2002 to September 30, 2003 .......     24.22%       3%        $   839,581

Investor Class
October 1, 2006 to September 30, 2007 .......     15.92%       8%        $   158,805
October 1, 2005 to September 30, 2006 .......     10.31%       9%        $   140,173
April 11, 2005 5 to September 30, 2005 ......      4.69%       8%        $   149,501

16  Wells Fargo Advantage Index Fund               Notes to Financial Statements


1. ORGANIZATION

Wells Fargo Funds Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. The Trust commenced operations on November 8, 1999, and at September 30, 2007, was comprised of 114 separate series (each, a "Fund", collectively, the "Funds"). These financial statements present the Index Fund. The Fund is a diversified series of the Trust.

The separate classes of shares offered by the Fund differ principally in applicable sales charges, shareholder servicing and administration fees. Shareholders of each class bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of a Fund, earn income from the portfolio, and are allocated unrealized gains and losses pro rata based on the average daily net assets of each class, without distinction between share classes. Dividends are determined separately for each class based on income and expenses allocable to each class. Realized gains and losses are allocated to each class pro rata based upon the net assets of each class on the date realized. Differences in per share dividend rates generally result from the relative weightings of pro rata income and realized gain allocations and from differences in separate class expenses, including distribution, shareholder servicing, and administration fees.

The Index Fund seeks to achieve its investment objective by investing all investable assets in one or more separate diversified portfolios (each, a "Master Portfolio", collectively, the "Master Portfolios") of Wells Fargo Master Trust, a registered open-end management investment company. Each Master Portfolio directly acquires portfolio securities, and a Fund investing in a Master Portfolio acquires an indirect interest in those securities. Each Fund accounts for its investment in the Master Portfolios as partnership investments and records daily its share of the Master Portfolio income, expenses, and realized and unrealized gains and losses. The financial statements of the Master Portfolio in which the Index Fund invests are in this report and should be read in conjunction with the Fund's financial statements. The Fund owns the following percentage of the Master Portfolio in which it invests:

--------------------------------------------------------------------------------
                                                                     Index Fund
--------------------------------------------------------------------------------
INDEX PORTFOLIO                                                          72%
--------------------------------------------------------------------------------

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Trust, are in conformity with accounting principles generally accepted in the United States of America ("GAAP") for investment companies.

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Under the Trust's organizational documents, their officers and directors are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust's maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

SECURITIES VALUATION

Investments in the Master Portfolios are valued daily based upon each Fund's proportionate share of each Master Portfolio's net assets, which are also valued daily. Securities held in the Master Portfolios are valued as discussed in the Notes to Financial Statements of the Master Portfolios, which are included elsewhere in this report.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Securities transactions are recorded on a trade date basis. Realized gains or losses are reported on the basis of identified cost of securities delivered. Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily based on the interest method.

Notes to Financial Statements               Wells Fargo Advantage Index Fund  17


Dividend income is recognized on the ex-dividend date, except for certain dividends from foreign securities, which are recorded as soon as the Fund is informed of the ex-dividend date. Dividend income from foreign securities is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

DISTRIBUTIONS TO SHAREHOLDERS

Net investment income, if any, is declared and distributed to shareholders annually. Distributions to shareholders from net realized capital gains, if any, are declared and distributed at least annually.

For federal income tax purposes, a Fund may designate as capital gains distributions the earnings and profits distributed to shareholders on the redemption of fund shares during the year.

Distributions are based on amounts calculated in accordance with the applicable federal income tax regulations, which may differ from GAAP. The timing and character of distributions made during the period from net investment income or net realized gains may also differ from their ultimate characterization for federal income tax purposes. To the extent that these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment. Temporary differences do not require reclassifications.

At September 30, 2007, as a result of permanent book-to-tax differences, the following reclassification adjustments were made on the Statement of Assets and
Liabilities:

------------------------------------------------------------------------------
                    Undistributed Net    Undistributed Net
FUND                Investment Income   Realized Gain (Loss)   Paid-In Capital
------------------------------------------------------------------------------
INDEX FUND             $ (269,296)            $ 235,755            $ 33,541
------------------------------------------------------------------------------

FEDERAL INCOME TAXES

Each Fund is treated as a separate entity for U.S. federal income tax purposes. It is the policy of each Fund of the Trust to continue to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code (the "Code"), and to make distributions of substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required at September 30, 2007.

At September 30, 2007, net capital loss carryforwards, which are available to offset future net realized capital gains, were:

------------------------------------------------------------------------------
                                                                Capital Loss
FUND                                      Expiration Year       Carryforwards
------------------------------------------------------------------------------
INDEX FUND                                     2009             $ 9,998,456
                                               2010               2,154,234
                                               2011                 649,101
                                               2012               2,439,923
------------------------------------------------------------------------------

3. EXPENSES

ADVISORY FEES

The Trust has entered into an advisory contract with Wells Fargo Funds Management, LLC ("Funds Management"). Funds Management is responsible for implementing investment policies and guidelines and for supervising the subadviser, who is responsible for day-to-day portfolio management.

For each Fund that invests all of its assets in a single Master Portfolio, Funds Management does not currently receive investment advisory fees. Funds Management acts as adviser to the Master Portfolios, and is entitled to receive fees from the Master Portfolios for those services.

Each Fund that invests its assets in one or more of the Master Portfolios may withdraw its investments from its corresponding Master Portfolio(s) at any time if the Board of Trustees determines that it is in the best interest of the Fund to do so. Upon such redemption and subsequent direct investment in a portfolio of securities, Funds Management (and the corresponding subadviser, if any) may receive an investment advisory fee for the direct management of those assets.

18  Wells Fargo Advantage Index Fund               Notes to Financial Statements


ADMINISTRATION AND TRANSFER AGENT FEES

The Trust has entered into an Administration Agreement with Funds Management. Under this Agreement, for providing administrative services, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers, Funds Management is entitled to receive the following annual fees:

--------------------------------------------------------------------------------
                                                            Administration Fees
                                          Average Daily        (% of Average
                                           Net Assets        Daily Net Assets)
--------------------------------------------------------------------------------
Fund level                              First $5 billion            0.05
                                         Next $5 billion            0.04
                                        Over $10 billion            0.03
--------------------------------------------------------------------------------
Administrator Class                     All asset levels            0.10
--------------------------------------------------------------------------------
Investor Class                          All asset levels            0.45
--------------------------------------------------------------------------------

The Trust has entered into an agreement with Boston Financial Data Services ("BFDS") as the transfer agent for the Trust. Transfer agent fees are paid by Funds Management and not by the Fund.

CUSTODY FEES

The Trust has entered into a contract with Wells Fargo Bank, N.A. ("WFB"), whereby WFB is responsible for providing custody services. WFB does not receive a custodial fee for any Fund that invests its assets solely in one or more Master Portfolios or other investment companies.

SHAREHOLDER SERVICING FEES

The Trust has entered into contracts with one or more shareholder servicing agents, whereby the Fund is charged the following annual fees:

-------------------------------------------------------------------------------
                                                                % of Average
                                                              Daily Net Assets
-------------------------------------------------------------------------------
Administrator Class                                                 0.10
-------------------------------------------------------------------------------
Investor Class                                                      0.25
-------------------------------------------------------------------------------

For the year ended September 30, 2007, shareholder servicing fees paid were as follows:

-------------------------------------------------------------------------------
                                          Administrator            Investor
Fund                                          Class                 Class
-------------------------------------------------------------------------------
Index Fund                                 $ 1,807,386            $ 377,896
-------------------------------------------------------------------------------

OTHER FEES

PFPC, Inc. ("PFPC") serves as fund accountant for the Trust and is entitled to receive an annual asset-based fee and an annual fixed fee from each Fund. PFPC is also entitled to be reimbursed for all out-of-pocket expenses reasonably incurred in providing these services.

Each Fund also bears its share of other fees and expenses incurred in the normal course of business, including but not limited to: professional fees, registration fees, shareholder reporting costs, and Trustees fees and expenses. The Trust compensates its Trustees for their services, plus travel and other expenses incurred in attending Board meetings.

WAIVED FEES AND REIMBURSED EXPENSES

All amounts shown as waived fees or reimbursed expenses in the Statements of Operations, for the year ended September 30, 2007, were waived by Funds Management proportionately from all classes, first from advisory fees, and then from any Class specific expenses, if applicable. Funds Management has contractually committed through January 31, 2009, to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Funds. Net operating expense ratios in effect for the year ended September 30, 2007, were as follows:

Notes to Financial Statements               Wells Fargo Advantage Index Fund  19


--------------------------------------------------------------------------------
                                            Net Operating Expense Ratios
                                        ----------------------------------------
FUND                                    Administrator Class   Investor Class
--------------------------------------------------------------------------------
INDEX FUND                                    0.25%                0.45%
--------------------------------------------------------------------------------

4. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, exclusive of short-term securities (securities with maturities of one year or less at purchase date) and U.S. Government obligations for the year ended September 30, 2007, were as follows:

-------------------------------------------------------------------------------
Fund                                     Purchases at Cost     Sales Proceeds
-------------------------------------------------------------------------------
Index Fund*                                $ 152,463,792        $ 223,277,812
-------------------------------------------------------------------------------

* The Fund seeks to achieve its investment objective by investing some or all of its investable assets in one or more Master Portfolios. Purchases and sales related to these investments have been calculated by aggregating the results of multiplying such Fund's ownership percentage of the respective Master Portfolio by the corresponding Master Portfolio's purchases and sales.

5. BANK BORROWINGS

Wells Fargo Funds Trust and Wells Fargo Variable Trust (excluding the money market funds) share in a revolving Credit Agreement with The Bank of New York, whereby the Funds are permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. The agreement permits borrowings of up to $150 million, collectively. Interest is charged to each Fund based on its borrowing at a rate equal to the Federal Funds Rate plus 0.40%. In addition, the Funds pay a quarterly commitment fee equal to 0.1% per annum of the credit line. For the year ended September 30, 2007, there were no borrowings under the agreement by the Index Fund.

6. DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid during the year ended September 30, 2007, and September 30, 2006, was as follows:

---------------------------------------------------------------------------------------------------
                                         Ordinary       Long-Term     Dividends Paid
                                          Income       Capital Gain   on Redemption       Total
FUND                                       2007            2007            2007            2007
---------------------------------------------------------------------------------------------------
INDEX FUND                             $ 28,228,785   $ 42,439,145         $ 0         $ 70,667,930
---------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------
                                         Ordinary       Long-Term     Dividends Paid
                                          Income       Capital Gain   on Redemption       Total
FUND                                       2006            2006            2006            2006
---------------------------------------------------------------------------------------------------
INDEX FUND                             $ 20,800,031        $ 0             $ 0         $ 20,800,031
---------------------------------------------------------------------------------------------------

As of September 30, 2007, the components of distributable earnings on a tax basis are shown in the table below. The difference between book basis and tax basis appreciation is attributable primarily to the tax deferral of loses on wash sales and REIT adjustments.

---------------------------------------------------------------------------------------------------
                                                     Unrealized
                 Undistributed     Undistributed    Appreciation      Capital Loss
FUND            Ordinary Income   Long-Term Gain   (Depreciation)    Carryforward *       Total
---------------------------------------------------------------------------------------------------
INDEX FUND**     $ 14,139,253      $ 30,592,117     $ 736,457,449     $ 15,241,714    $ 765,947,105
---------------------------------------------------------------------------------------------------

* This amount includes the post-October loss, which will reverse on the first day of the following fiscal year.

** The amounts shown are based on the Fund's tax year of May 31,2007.

7. LEGAL AND REGULATORY MATTERS

In 2004, the predecessor Strong Funds' investment adviser and affiliates (collectively, "Strong") entered into agreements with certain regulators, including the SEC and the New York Attorney General ("NYAG"), to settle market-timing investigations. In the settlements, Strong agreed to pay investor restoration and civil penalties. Although some portion of these payments is likely to be distributed to predecessor Strong Fund shareholders, no determination has yet been made as to the distribution of these amounts, and the successor funds are not expected to receive any portion of these payments. The NYAG settlement also imposed fee reductions across the predecessor strong fund complex (excluding

20  Wells Fargo Advantage Index Fund               Notes to Financial Statements


money market funds and very short-term income funds) totaling at least $35 million by May 2009. Funds Management has agreed to honor these fee reductions for the benefit of shareholders across the successor funds. Although civil litigation against Strong and certain predecessor Strong Funds relating to these matters is continuing, neither the current adviser nor the successor funds is a party to any such suit.

8. NEW ACCOUNTING PRONOUNCEMENTS

In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 48 ("FIN 48"), "Accounting for Uncertainty in Income Taxes."This standard defines the threshold for recognizing the benefits of tax-return positions in the financial statements as "more-likely-than-not" to be sustained by the taxing authority and requires measurement of a tax position meeting the more-likely-than-not criterion, based on the largest benefit that is more than 50 percent likely to be realized. FIN 48 is effective as of the beginning of the first fiscal year beginning after December 15, 2006 (January 1, 2007 for calendar-year companies), with early application permitted if no interim financial statements have been issued. In December 2006, the SEC issued a letter allowing for an implementation delay for funds until the last NAV calculation in the first required reporting period for fiscal years beginning after December 15, 2006. At adoption, companies must adjust their financial statements to reflect only those tax positions that are more-likely-than-not to be sustained as of the adoption date. As of September 30, 2007, Management does not believe the impact of the adoption of FIN 48 will be material to the financial statements.

In September 2006, the FASB issued Statement on Financial Accounting Standards ("SFAS") No. 157, "Fair Value Measurements." This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of September 30, 2007, Management does not believe the adoption of SFAS No. 157 will impact the financial statement amounts, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.

Report of Independent Registered Public Accounting Firm

                                            Wells Fargo Advantage Index Fund  21


BOARD OF TRUSTEES AND SHAREHOLDERS OF
WELLS FARGO FUNDS TRUST:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the Index Fund, (the "Fund"), one of the Funds constituting the Wells Fargo Funds Trust, as of September 30, 2007, and the related statement of operations for the year then ended, statements of changes in net assets for each of the years in the two year period then ended and the financial highlights for the periods presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2007, by correspondence with custodian and brokers, or by other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Index Fund of Wells Fargo Funds Trust as of September 30, 2007, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two year period then ended and the financial highlights for the periods presented, in conformity with U.S. generally accepted accounting principles.

                                            /s/ KPMG LLP

Philadelphia, Pennsylvania
November 21, 2007

THIS PAGE IS INTENTIONALLY LEFT BLANK.

Portfolio of Investments--September 30, 2007

                                     Wells Fargo Advantage Master Portfolios  23


INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
COMMON STOCKS: 99.33%

AMUSEMENT & RECREATION SERVICES: 0.23%
         38,862    HARRAH'S ENTERTAINMENT INCORPORATED                                                             $      3,378,274
         69,656    INTERNATIONAL GAME TECHNOLOGY                                                                          3,002,174

                                                                                                                          6,380,448
                                                                                                                   ----------------
APPAREL & ACCESSORY STORES: 0.37%
         17,989    ABERCROMBIE & FITCH COMPANY CLASS A                                                                    1,451,712
        102,719    GAP INCORPORATED                                                                                       1,894,138
         65,959    KOHL'S CORPORATION+                                                                                    3,781,429
         66,176    LIMITED BRANDS INCORPORATED<<                                                                          1,514,769
         41,058    NORDSTROM INCORPORATED                                                                                 1,925,210

                                                                                                                         10,567,258
                                                                                                                   ----------------
APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS: 0.13%
         19,394    JONES APPAREL GROUP INCORPORATED<<                                                                       409,795
         21,225    LIZ CLAIBORNE INCORPORATED                                                                               728,654
         12,432    POLO RALPH LAUREN CORPORATION                                                                            966,588
         18,445    VF CORPORATION                                                                                         1,489,434

                                                                                                                          3,594,471
                                                                                                                   ----------------
AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS: 0.06%
         31,454    AUTONATION INCORPORATED+<<                                                                               557,365
          9,496    AUTOZONE INCORPORATED+<<                                                                               1,102,865

                                                                                                                          1,660,230
                                                                                                                   ----------------
AUTOMOTIVE REPAIR, SERVICES & PARKING: 0.02%
         12,417    RYDER SYSTEM INCORPORATED                                                                                608,433
                                                                                                                   ----------------
BIOPHARMACEUTICALS: 0.60%
         79,438    CELGENE CORPORATION+                                                                                   5,664,724
         54,732    GENZYME CORPORATION+                                                                                   3,391,195
        192,272    GILEAD SCIENCES INCORPORATED+                                                                          7,858,157

                                                                                                                         16,914,076
                                                                                                                   ----------------
BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS: 0.11%
         24,900    CENTEX CORPORATION<<                                                                                     661,593
         56,717    D.R. HORTON INCORPORATED                                                                                 726,545
         15,978    KB HOME<<                                                                                                400,409
         28,940    LENNAR CORPORATION CLASS A                                                                               655,491
         44,085    PULTE HOMES INCORPORATED                                                                                 599,997

                                                                                                                          3,044,035
                                                                                                                   ----------------
BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS: 0.76%
        350,476    HOME DEPOT INCORPORATED<<                                                                             11,369,441
        306,894    LOWE'S COMPANIES INCORPORATED                                                                          8,599,170
         22,536    SHERWIN-WILLIAMS COMPANY<<                                                                             1,480,841

                                                                                                                         21,449,452
                                                                                                                   ----------------
BUSINESS SERVICES: 6.12%
        122,134    ADOBE SYSTEMS INCORPORATED+                                                                            5,332,370
         20,664    AFFILIATED COMPUTER SERVICES INCORPORATED CLASS A+                                                     1,038,159
         34,371    AKAMAI TECHNOLOGIES INCORPORATED+<<                                                                      987,479
         47,738    AUTODESK INCORPORATED+                                                                                 2,385,468
        110,225    AUTOMATIC DATA PROCESSING INCORPORATED                                                                 5,062,634

24  Wells Fargo Advantage Master Portfolios

                                    Portfolio of Investments--September 30, 2007


INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
BUSINESS SERVICES (continued)
         41,760    BMC SOFTWARE INCORPORATED+                                                                      $      1,304,165
         80,666    CA INCORPORATED<<                                                                                      2,074,730
         37,309    CITRIX SYSTEMS INCORPORATED+                                                                           1,504,299
         30,013    COGNIZANT TECHNOLOGY SOLUTIONS CORPORATION CLASS A+                                                    2,394,137
         36,113    COMPUTER SCIENCES CORPORATION+<<                                                                       2,018,717
         62,896    COMPUWARE CORPORATION+<<                                                                                 504,426
         28,141    CONVERGYS CORPORATION+                                                                                   488,528
        236,801    EBAY INCORPORATED+                                                                                     9,239,975
         64,558    ELECTRONIC ARTS INCORPORATED+                                                                          3,614,602
        105,632    ELECTRONIC DATA SYSTEMS CORPORATION                                                                    2,307,003
         29,618    EQUIFAX INCORPORATED                                                                                   1,129,038
         35,261    FIDELITY NATIONAL INFORMATION SERVICES INCORPORATED                                                    1,564,531
         34,636    FISERV INCORPORATED+                                                                                   1,761,587
         47,941    GOOGLE INCORPORATED CLASS A+<<                                                                        27,195,491
         40,467    IMS HEALTH INCORPORATED                                                                                1,239,909
         97,855    INTERPUBLIC GROUP OF COMPANIES INCORPORATED+<<                                                         1,015,735
         70,341    INTUIT INCORPORATED+<<                                                                                 2,131,332
        106,705    JUNIPER NETWORKS INCORPORATED+<<                                                                       3,906,470
      1,673,519    MICROSOFT CORPORATION                                                                                 49,301,870
         27,472    MONSTER WORLDWIDE INCORPORATED+                                                                          935,696
         37,464    NCR CORPORATION+                                                                                       1,865,707
         72,614    NOVELL INCORPORATED+<<                                                                                   554,771
         68,141    OMNICOM GROUP INCORPORATED                                                                             3,276,901
        817,161    ORACLE CORPORATION+                                                                                   17,691,536
         34,026    ROBERT HALF INTERNATIONAL INCORPORATED<<                                                               1,016,016
        734,238    SUN MICROSYSTEMS INCORPORATED+                                                                         4,119,075
        186,680    SYMANTEC CORPORATION+                                                                                  3,617,858
         72,634    UNISYS CORPORATION+                                                                                      480,837
         50,610    VERISIGN INCORPORATED+<<                                                                               1,707,581
        279,616    YAHOO! INCORPORATED+<<                                                                                 7,504,893

                                                                                                                        172,273,526
                                                                                                                   ----------------
CHEMICALS & ALLIED PRODUCTS: 9.56%
        320,770    ABBOTT LABORATORIES                                                                                   17,199,687
         44,847    AIR PRODUCTS & CHEMICALS INCORPORATED                                                                  4,384,243
        225,561    AMGEN INCORPORATED+                                                                                   12,759,986
         22,100    AVERY DENNISON CORPORATION                                                                             1,260,142
         89,799    AVON PRODUCTS INCORPORATED                                                                             3,370,156
         22,252    BARR PHARMACEUTICALS INCORPORATED+<<                                                                   1,266,361
         59,761    BIOGEN IDEC INCORPORATED+                                                                              3,963,947
        410,529    BRISTOL-MYERS SQUIBB COMPANY                                                                          11,831,446
         28,719    CLOROX COMPANY                                                                                         1,751,572
        105,843    COLGATE-PALMOLIVE COMPANY                                                                              7,548,723
        197,191    DOW CHEMICAL COMPANY                                                                                   8,491,044
        191,062    E.I. DU PONT DE NEMOURS & COMPANY                                                                      9,469,033
         17,444    EASTMAN CHEMICAL COMPANY                                                                               1,164,038
         36,148    ECOLAB INCORPORATED                                                                                    1,706,186
        204,823    ELI LILLY & COMPANY<<                                                                                 11,660,573
         23,790    ESTEE LAUDER COMPANIES INCORPORATED CLASS A                                                            1,010,123
         65,619    FOREST LABORATORIES INCORPORATED+                                                                      2,446,933
         32,607    HOSPIRA INCORPORATED+                                                                                  1,351,560
         18,533    INTERNATIONAL FLAVORS & FRAGRANCES INCORPORATED                                                          979,654
        600,776    JOHNSON & JOHNSON                                                                                     39,470,983
         50,678    KING PHARMACEUTICALS INCORPORATED+<<                                                                     593,946
        113,214    MONSANTO COMPANY                                                                                       9,706,968

Portfolio of Investments--September 30, 2007

                                     Wells Fargo Advantage Master Portfolios  25


INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
CHEMICALS & ALLIED PRODUCTS (continued)
$        51,640    MYLAN LABORATORIES INCORPORATED                                                                 $        824,174
      1,437,773    PFIZER INCORPORATED                                                                                   35,124,794
         34,050    PPG INDUSTRIES INCORPORATED                                                                            2,572,478
         66,388    PRAXAIR INCORPORATED                                                                                   5,560,659
        647,735    PROCTER & GAMBLE COMPANY                                                                              45,561,680
         28,509    ROHM & HAAS COMPANY<<                                                                                  1,587,096
        336,117    SCHERING-PLOUGH CORPORATION                                                                           10,631,381
         27,252    SIGMA-ALDRICH CORPORATION                                                                              1,328,262
        279,090    WYETH                                                                                                 12,433,460

                                                                                                                        269,011,288
                                                                                                                   ----------------
COAL MINING: 0.16%
         37,842    CONSOL ENERGY INCORPORATED                                                                             1,763,437
         55,107    PEABODY ENERGY CORPORATION<<                                                                           2,637,972

                                                                                                                          4,401,409
                                                                                                                   ----------------
COMMUNICATIONS: 4.65%
         72,729    ALLTEL CORPORATION                                                                                     5,067,757
      1,265,887    AT&T INCORPORATED                                                                                     53,559,679
         94,840    AVAYA INCORPORATED+                                                                                    1,608,486
         23,229    CENTURYTEL INCORPORATED                                                                                1,073,644
         70,621    CITIZENS COMMUNICATIONS COMPANY                                                                        1,011,293
        103,349    CLEAR CHANNEL COMMUNICATIONS INCORPORATED                                                              3,869,387
        641,478    COMCAST CORPORATION CLASS A+<<                                                                        15,510,938
        157,655    DIRECTV GROUP INCORPORATED+                                                                            3,827,863
         31,668    EMBARQ CORPORATION                                                                                     1,760,741
         39,655    IAC/INTERACTIVECORP+<<                                                                                 1,176,564
        331,610    QWEST COMMUNICATIONS INTERNATIONAL INCORPORATED+<<                                                     3,037,548
        590,836    SPRINT NEXTEL CORPORATION<<                                                                           11,225,884
        602,443    VERIZON COMMUNICATIONS INCORPORATED                                                                   26,676,176
         99,087    WINDSTREAM CORPORATION                                                                                 1,399,108

                                                                                                                        130,805,068
                                                                                                                   ----------------
DEPOSITORY INSTITUTIONS: 9.09%
        921,005    BANK OF AMERICA CORPORATION<<                                                                         46,298,921
        236,169    BANK OF NEW YORK MELLON CORPORATION                                                                   10,424,500
        114,560    BB&T CORPORATION<<                                                                                     4,627,078
      1,032,505    CITIGROUP INCORPORATED<<                                                                              48,187,008
         31,758    COMERICA INCORPORATED                                                                                  1,628,550
         39,901    COMMERCE BANCORP INCORPORATED                                                                          1,547,361
        111,187    FIFTH THIRD BANCORP                                                                                    3,767,016
         26,201    FIRST HORIZON NATIONAL CORPORATION<<                                                                     698,519
        110,385    HUDSON CITY BANCORP INCORPORATED<<                                                                     1,697,721
         75,950    HUNTINGTON BANCSHARES INCORPORATED                                                                     1,289,631
        702,352    JPMORGAN CHASE & COMPANY                                                                              32,181,769
         80,814    KEYCORP                                                                                                2,612,717
         15,567    M&T BANK CORPORATION<<                                                                                 1,610,406
         55,322    MARSHALL & ILSLEY CORPORATION                                                                          2,421,444
        131,442    NATIONAL CITY CORPORATION<<                                                                            3,297,880
         39,743    NORTHERN TRUST CORPORATION<<                                                                           2,633,769
         70,984    PNC FINANCIAL SERVICES GROUP                                                                           4,834,010
        146,105    REGIONS FINANCIAL CORPORATION<<                                                                        4,307,175
         74,588    SOVEREIGN BANCORP INCORPORATED<<                                                                       1,270,984
         80,846    STATE STREET CORPORATION                                                                               5,510,463
         72,448    SUNTRUST BANKS INCORPORATED<<                                                                          5,482,140

26  Wells Fargo Advantage Master Portfolios

                                    Portfolio of Investments--September 30, 2007


INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
DEPOSITORY INSTITUTIONS (continued)
         67,957    SYNOVUS FINANCIAL CORPORATION                                                                   $      1,906,194
        358,334    US BANCORP                                                                                            11,656,605
        394,984    WACHOVIA CORPORATION<<                                                                                19,808,448
        181,763    WASHINGTON MUTUAL INCORPORATED<<                                                                       6,418,052
        693,752    WELLS FARGO & COMPANY+++                                                                              24,711,446
        160,370    WESTERN UNION COMPANY                                                                                  3,362,959
         22,328    ZIONS BANCORPORATION                                                                                   1,533,264

                                                                                                                        255,726,030
                                                                                                                   ----------------
E-COMMERCE/SERVICES: 0.21%
         63,433    AMAZON.COM INCORPORATED+<<                                                                             5,908,784
                                                                                                                   ----------------
EATING & DRINKING PLACES: 0.67%
         29,406    DARDEN RESTAURANTS INCORPORATED                                                                        1,230,935
        247,361    MCDONALD'S CORPORATION                                                                                13,473,754
         18,127    WENDY'S INTERNATIONAL INCORPORATED<<                                                                     632,814
        107,922    YUM! BRANDS INCORPORATED                                                                               3,651,001

                                                                                                                         18,988,504
                                                                                                                   ----------------
EDUCATIONAL SERVICES: 0.06%
         29,492    APOLLO GROUP INCORPORATED CLASS A+<<                                                                   1,773,944
                                                                                                                   ----------------
ELECTRIC, GAS & SANITARY SERVICES: 3.79%
        138,775    AES CORPORATION+                                                                                       2,781,051
         34,469    ALLEGHENY ENERGY INCORPORATED+                                                                         1,801,350
         59,852    ALLIED WASTE INDUSTRIES INCORPORATED+<<                                                                  763,113
         43,089    AMEREN CORPORATION                                                                                     2,262,173
         82,857    AMERICAN ELECTRIC POWER COMPANY INCORPORATED                                                           3,818,051
         66,663    CENTERPOINT ENERGY INCORPORATED<<                                                                      1,068,608
         46,613    CMS ENERGY CORPORATION                                                                                   784,031
         56,242    CONSOLIDATED EDISON INCORPORATED<<                                                                     2,604,005
         37,462    CONSTELLATION ENERGY GROUP INCORPORATED                                                                3,213,865
         60,404    DOMINION RESOURCES INCORPORATED                                                                        5,092,057
         35,419    DTE ENERGY COMPANY                                                                                     1,715,696
        261,569    DUKE ENERGY CORPORATION<<                                                                              4,888,725
        102,860    DYNEGY INCORPORATED CLASS A+                                                                             950,426
         67,624    EDISON INTERNATIONAL                                                                                   3,749,751
        145,406    EL PASO CORPORATION                                                                                    2,467,540
         40,615    ENTERGY CORPORATION                                                                                    4,398,198
        139,929    EXELON CORPORATION<<                                                                                  10,545,049
         63,270    FIRSTENERGY CORPORATION                                                                                4,007,522
         84,441    FPL GROUP INCORPORATED                                                                                 5,140,768
         15,773    INTEGRYS ENERGY GROUP INCORPORATED                                                                       808,051
          9,363    NICOR INCORPORATED                                                                                       401,673
         56,904    NISOURCE INCORPORATED                                                                                  1,089,143
         73,342    PG&E CORPORATION                                                                                       3,505,748
         20,819    PINNACLE WEST CAPITAL CORPORATION                                                                        822,559
         79,515    PPL CORPORATION                                                                                        3,681,545
         53,737    PROGRESS ENERGY INCORPORATED                                                                           2,517,578
         52,778    PUBLIC SERVICE ENTERPRISE GROUP INCORPORATED                                                           4,643,936
         35,831    QUESTAR CORPORATION                                                                                    1,882,202
         54,800    SEMPRA ENERGY                                                                                          3,184,976
        131,202    SPECTRA ENERGY CORPORATION<<                                                                           3,211,825
         43,698    TECO ENERGY INCORPORATED<<                                                                               717,958
        157,002    THE SOUTHERN COMPANY                                                                                   5,696,033

Portfolio of Investments--September 30, 2007

                                     Wells Fargo Advantage Master Portfolios  27


INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
ELECTRIC, GAS & SANITARY SERVICES (continued)
         95,715    TXU CORPORATION                                                                                 $      6,553,606
        107,745    WASTE MANAGEMENT INCORPORATED                                                                          4,066,277
         87,147    XCEL ENERGY INCORPORATED                                                                               1,877,146

                                                                                                                        106,712,235
                                                                                                                   ----------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT: 7.85%
        114,156    ADVANCED MICRO DEVICES INCORPORATED+<<                                                                 1,506,859
         73,905    ALTERA CORPORATION<<                                                                                   1,779,632
         64,588    ANALOG DEVICES INCORPORATED                                                                            2,335,502
         97,366    BROADCOM CORPORATION CLASS A+                                                                          3,548,017
         17,842    CIENA CORPORATION+                                                                                       679,423
      1,264,207    CISCO SYSTEMS INCORPORATED+                                                                           41,857,894
         38,126    COOPER INDUSTRIES LIMITED CLASS A                                                                      1,947,857
        164,390    EMERSON ELECTRIC COMPANY                                                                               8,748,836
      2,126,670    GENERAL ELECTRIC COMPANY                                                                              88,044,138
         13,541    HARMAN INTERNATIONAL INDUSTRIES INCORPORATED                                                           1,171,567
         43,079    JABIL CIRCUIT INCORPORATED<<                                                                             983,924
         43,930    JDS UNIPHASE CORPORATION+<<                                                                              657,193
         40,090    KLA-TENCOR CORPORATION                                                                                 2,236,220
         26,160    L-3 COMMUNICATIONS HOLDINGS INCORPORATED                                                               2,671,982
         46,077    LINEAR TECHNOLOGY CORPORATION<<                                                                        1,612,234
        148,623    LSI LOGIC CORPORATION+                                                                                 1,102,783
         46,718    MEMC ELECTRONIC MATERIALS INCORPORATED+                                                                2,749,821
         45,131    MICROCHIP TECHNOLOGY INCORPORATED                                                                      1,639,158
        157,094    MICRON TECHNOLOGY INCORPORATED+<<                                                                      1,743,743
         29,804    MOLEX INCORPORATED                                                                                       802,622
        480,412    MOTOROLA INCORPORATED                                                                                  8,902,034
         49,896    NATIONAL SEMICONDUCTOR CORPORATION                                                                     1,353,180
         73,853    NETWORK APPLIANCE INCORPORATED+                                                                        1,987,384
         25,699    NOVELLUS SYSTEMS INCORPORATED+                                                                           700,555
        113,910    NVIDIA CORPORATION+                                                                                    4,128,098
         30,497    QLOGIC CORPORATION+<<                                                                                    410,185
        347,499    QUALCOMM INCORPORATED                                                                                 14,685,308
         34,593    ROCKWELL COLLINS INCORPORATED                                                                          2,526,673
         90,970    TELLABS INCORPORATED+<<                                                                                  866,034
        296,617    TEXAS INSTRUMENTS INCORPORATED                                                                        10,853,216
        103,196    TYCO ELECTRONICS LIMITED                                                                               3,656,234
         16,189    WHIRLPOOL CORPORATION<<                                                                                1,442,440
         61,416    XILINX INCORPORATED                                                                                    1,605,414

                                                                                                                        220,936,160
                                                                                                                   ----------------
ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES: 0.28%
         18,330    FLUOR CORPORATION<<                                                                                    2,639,153
         45,979    MOODY'S CORPORATION<<                                                                                  2,317,342
         70,602    PAYCHEX INCORPORATED                                                                                   2,894,682

                                                                                                                          7,851,177
                                                                                                                   ----------------
FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT: 0.34%
         21,256    BALL CORPORATION                                                                                       1,142,510
         31,792    FORTUNE BRANDS INCORPORATED                                                                            2,590,730
         87,080    ILLINOIS TOOL WORKS INCORPORATED                                                                       5,193,451
         12,023    SNAP-ON INCORPORATED                                                                                     595,619

                                                                                                                          9,522,310
                                                                                                                   ----------------

28  Wells Fargo Advantage Master Portfolios

                                    Portfolio of Investments--September 30, 2007


INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
FINANCIAL SERVICES: 0.03%
         32,760    JANUS CAPITAL GROUP INCORPORATED<<                                                              $        926,453
                                                                                                                   ----------------
FOOD & KINDRED PRODUCTS: 3.58%
        155,578    ANHEUSER-BUSCH COMPANIES INCORPORATED                                                                  7,777,344
        133,580    ARCHER DANIELS MIDLAND COMPANY                                                                         4,418,826
         46,641    CAMPBELL SOUP COMPANY                                                                                  1,725,717
         59,165    COCA-COLA ENTERPRISES INCORPORATED                                                                     1,432,976
        101,663    CONAGRA FOODS INCORPORATED                                                                             2,656,454
         40,270    CONSTELLATION BRANDS INCORPORATED CLASS A+<<                                                             974,937
         68,532    GENERAL MILLS INCORPORATED                                                                             3,975,541
         66,240    H.J. HEINZ COMPANY                                                                                     3,060,288
         24,076    HERCULES INCORPORATED                                                                                    506,078
         55,069    KELLOGG COMPANY<<                                                                                      3,083,864
        327,258    KRAFT FOODS INCORPORATED CLASS A                                                                      11,293,674
         26,918    MCCORMICK & COMPANY INCORPORATED                                                                         968,240
         14,146    MOLSON COORS BREWING COMPANY                                                                           1,409,932
         29,082    PEPSI BOTTLING GROUP INCORPORATED                                                                      1,080,978
        335,368    PEPSICO INCORPORATED                                                                                  24,569,060
        150,380    SARA LEE CORPORATION                                                                                   2,509,842
        412,971    THE COCA-COLA COMPANY                                                                                 23,733,443
         35,088    THE HERSHEY COMPANY<<                                                                                  1,628,434
         57,094    TYSON FOODS INCORPORATED CLASS A                                                                       1,019,128
         45,090    WM. WRIGLEY JR. COMPANY<<                                                                              2,896,131

                                                                                                                        100,720,887
                                                                                                                   ----------------
FOOD STORES: 0.45%
        146,846    KROGER COMPANY                                                                                         4,188,048
         91,138    SAFEWAY INCORPORATED                                                                                   3,017,579
        154,693    STARBUCKS CORPORATION+                                                                                 4,052,957
         28,847    WHOLE FOODS MARKET INCORPORATED<<                                                                      1,412,349

                                                                                                                         12,670,933
                                                                                                                   ----------------
FORESTRY: 0.11%
         44,802    WEYERHAEUSER COMPANY                                                                                   3,239,185
                                                                                                                   ----------------
FURNITURE & FIXTURES: 0.15%
         36,260    LEGGETT & PLATT INCORPORATED<<                                                                           694,742
         76,202    MASCO CORPORATION                                                                                      1,765,600
         57,348    NEWELL RUBBERMAID INCORPORATED<<                                                                       1,652,769

                                                                                                                          4,113,111
                                                                                                                   ----------------
GENERAL MERCHANDISE STORES: 1.59%
         21,123    BIG LOTS INCORPORATED+<<                                                                                 630,310
         30,217    FAMILY DOLLAR STORES INCORPORATED<<                                                                      802,564
         46,003    JC PENNEY COMPANY INCORPORATED                                                                         2,915,210
         89,981    MACY'S INCORPORATED                                                                                    2,908,186
         15,713    SEARS HOLDINGS CORPORATION+<<                                                                          1,998,694
        175,718    TARGET CORPORATION                                                                                    11,170,393
         92,284    TJX COMPANIES INCORPORATED                                                                             2,682,696
        498,190    WAL-MART STORES INCORPORATED                                                                          21,745,994

                                                                                                                         44,854,047
                                                                                                                   ----------------
HEALTH SERVICES: 0.31%
         75,660    CARDINAL HEALTH INCORPORATED                                                                           4,731,020
         24,346    LABORATORY CORPORATION OF AMERICA HOLDINGS+<<                                                          1,904,588

Portfolio of Investments--September 30, 2007

                                     Wells Fargo Advantage Master Portfolios  29


INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
HEALTH SERVICES (continued)
         15,193    MANOR CARE INCORPORATED                                                                         $        978,429
         98,354    TENET HEALTHCARE CORPORATION+<<                                                                          330,469
         21,275    WATSON PHARMACEUTICALS INCORPORATED+<<                                                                   689,310

                                                                                                                          8,633,816
                                                                                                                   ----------------
HOLDING & OTHER INVESTMENT OFFICES: 1.22%
         20,079    APARTMENT INVESTMENT & MANAGEMENT COMPANY CLASS A                                                        906,165
         46,418    ARCHSTONE-SMITH TRUST+                                                                                 2,791,579
         16,549    AVALONBAY COMMUNITIES INCORPORATED                                                                     1,953,775
         24,706    BOSTON PROPERTIES INCORPORATED                                                                         2,566,953
         25,778    DEVELOPERS DIVERSIFIED REALTY CORPORATION                                                              1,440,217
         57,521    EQUITY RESIDENTIAL                                                                                     2,436,590
         50,972    GENERAL GROWTH PROPERTIES INCORPORATED<<                                                               2,733,119
        108,400    HOST HOTELS & RESORTS INCORPORATED                                                                     2,432,496
         52,351    KIMCO REALTY CORPORATION                                                                               2,366,789
         36,234    PLUM CREEK TIMBER COMPANY<<                                                                            1,621,834
         53,335    PROLOGIS<<                                                                                             3,538,777
         25,835    PUBLIC STORAGE INCORPORATED                                                                            2,031,923
         46,367    SIMON PROPERTY GROUP INCORPORATED<<                                                                    4,636,700
         27,764    VORNADO REALTY TRUST<<                                                                                 3,035,993

                                                                                                                         34,492,910
                                                                                                                   ----------------
HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES: 0.21%
         56,320    BED BATH & BEYOND INCORPORATED+                                                                        1,921,638
         82,623    BEST BUY COMPANY INCORPORATED                                                                          3,802,310
         34,977    CIRCUIT CITY STORES INCORPORATED                                                                         276,668

                                                                                                                          6,000,616
                                                                                                                   ----------------
HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES: 0.37%
         81,029    HILTON HOTELS CORPORATION<<                                                                            3,767,038
         66,325    MARRIOTT INTERNATIONAL INCORPORATED CLASS A                                                            2,883,148
         43,551    STARWOOD HOTELS & RESORTS WORLDWIDE INCORPORATED                                                       2,645,723
         37,068    WYNDHAM WORLDWIDE CORPORATION                                                                          1,214,348

                                                                                                                         10,510,257
                                                                                                                   ----------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT: 7.77%
        148,572    3M COMPANY<<                                                                                          13,903,368
         37,667    AMERICAN STANDARD COMPANIES INCORPORATED                                                               1,341,699
        180,500    APPLE INCORPORATED+                                                                                   27,713,970
        286,035    APPLIED MATERIALS INCORPORATED                                                                         5,920,925
         66,326    BAKER HUGHES INCORPORATED<<                                                                            5,993,881
         13,636    BLACK & DECKER CORPORATION                                                                             1,135,879
        132,661    CATERPILLAR INCORPORATED                                                                              10,404,602
         21,595    CUMMINS INCORPORATED                                                                                   2,761,785
         46,052    DEERE & COMPANY                                                                                        6,835,038
        471,490    DELL INCORPORATED+<<                                                                                  13,013,124
         42,461    DOVER CORPORATION                                                                                      2,163,388
         30,241    EATON CORPORATION                                                                                      2,995,069
        435,308    EMC CORPORATION                                                                                        9,054,406
        535,095    HEWLETT-PACKARD COMPANY                                                                               26,642,380
         59,497    INGERSOLL-RAND COMPANY LIMITED CLASS A<<                                                               3,240,802
      1,212,135    INTEL CORPORATION                                                                                     31,345,811
        282,362    INTERNATIONAL BUSINESS MACHINES CORPORATION<<                                                         33,262,244
         19,614    LEXMARK INTERNATIONAL INCORPORATED+                                                                      814,569
         36,966    NATIONAL OILWELL VARCO INCORPORATED+                                                                   5,341,587

30  Wells Fargo Advantage Master Portfolios

                                    Portfolio of Investments--September 30, 2007


INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT (continued)
         25,446    PALL CORPORATION                                                                                $        989,849
         24,111    PARKER HANNIFIN CORPORATION                                                                            2,696,333
         45,637    PITNEY BOWES INCORPORATED<<                                                                            2,072,833
         47,290    SANDISK CORPORATION+                                                                                   2,605,679
         41,620    SMITH INTERNATIONAL INCORPORATED                                                                       2,971,668
        189,690    SOLECTRON CORPORATION+                                                                                   739,791
         17,038    STANLEY WORKS                                                                                            956,343
         21,150    TEREX CORPORATION+<<                                                                                   1,882,773

                                                                                                                        218,799,796
                                                                                                                   ----------------
INSURANCE AGENTS, BROKERS & SERVICE: 0.35%
         60,767    AON CORPORATION<<                                                                                      2,722,969
         34,986    HUMANA INCORPORATED+                                                                                   2,444,822
        112,496    MARSH & MCLENNAN COMPANIES INCORPORATED                                                                2,868,648
         74,886    UNUMPROVIDENT CORPORATION                                                                              1,832,460

                                                                                                                          9,868,899
                                                                                                                   ----------------
INSURANCE CARRIERS: 5.44%
         68,288    ACE LIMITED                                                                                            4,136,204
        106,144    AETNA INCORPORATED                                                                                     5,760,435
        101,388    AFLAC INCORPORATED<<                                                                                   5,783,172
        121,420    ALLSTATE CORPORATION                                                                                   6,944,010
         21,115    AMBAC FINANCIAL GROUP INCORPORATED<<                                                                   1,328,345
        532,258    AMERICAN INTERNATIONAL GROUP INCORPORATED                                                             36,007,254
         20,027    ASSURANT INCORPORATED<<                                                                                1,071,445
         81,634    CHUBB CORPORATION                                                                                      4,378,848
         58,710    CIGNA CORPORATION                                                                                      3,128,656
         35,699    CINCINNATI FINANCIAL CORPORATION                                                                       1,546,124
         91,881    GENWORTH FINANCIAL INCORPORATED                                                                        2,823,503
         65,937    HARTFORD FINANCIAL SERVICES GROUP INCORPORATED                                                         6,102,469
         34,172    LEUCADIA NATIONAL CORPORATION                                                                          1,647,774
         56,182    LINCOLN NATIONAL CORPORATION                                                                           3,706,327
         92,275    LOEWS CORPORATION                                                                                      4,461,496
         26,265    MBIA INCORPORATED<<                                                                                    1,603,478
        154,188    METLIFE INCORPORATED                                                                                  10,751,529
         17,010    MGIC INVESTMENT CORPORATION<<                                                                            549,593
         55,130    PRINCIPAL FINANCIAL GROUP INCORPORATED                                                                 3,478,152
         95,268    PRUDENTIAL FINANCIAL INCORPORATED<<                                                                    9,296,251
         21,606    SAFECO CORPORATION                                                                                     1,322,719
        150,292    THE PROGRESSIVE CORPORATION<<                                                                          2,917,168
        136,264    THE TRAVELERS COMPANIES INCORPORATED                                                                   6,859,530
         19,862    TORCHMARK CORPORATION                                                                                  1,237,800
        274,988    UNITEDHEALTH GROUP INCORPORATED                                                                       13,317,669
        125,329    WELLPOINT INCORPORATED+                                                                                9,890,965
         37,722    XL CAPITAL LIMITED CLASS A                                                                             2,987,582

                                                                                                                        153,038,498
                                                                                                                   ----------------
LEATHER & LEATHER PRODUCTS: 0.13%
         77,438    COACH INCORPORATED+<<                                                                                  3,660,494
                                                                                                                   ----------------
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS: 1.56%
         80,230    AGILENT TECHNOLOGIES INCORPORATED+<<                                                                   2,958,882
         38,063    APPLERA CORPORATION-APPLIED BIOSYSTEMS GROUP                                                           1,318,502
         11,501    BAUSCH & LOMB INCORPORATED                                                                               736,064
         50,517    BECTON DICKINSON & COMPANY                                                                             4,144,920

Portfolio of Investments--September 30, 2007

                                     Wells Fargo Advantage Master Portfolios  31


INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS (continued)
        276,901    BOSTON SCIENTIFIC CORPORATION+                                                                  $      3,862,773
         21,452    C.R. BARD INCORPORATED                                                                                 1,891,852
        103,192    COVIDIEN LIMITED                                                                                       4,282,468
         51,171    DANAHER CORPORATION                                                                                    4,232,353
         59,568    EASTMAN KODAK COMPANY<<                                                                                1,594,040
         11,197    MILLIPORE CORPORATION+<<                                                                                 848,733
         25,177    PERKINELMER INCORPORATED                                                                                 735,420
         32,445    QUEST DIAGNOSTICS INCORPORATED                                                                         1,874,348
         90,772    RAYTHEON COMPANY                                                                                       5,793,069
         31,664    ROCKWELL AUTOMATION INCORPORATED<<                                                                     2,200,965
         15,759    TEKTRONIX INCORPORATED                                                                                   437,155
         39,367    TERADYNE INCORPORATED+                                                                                   543,265
         88,539    THERMO FISHER SCIENTIFIC INCORPORATED+                                                                 5,110,471
         20,715    WATERS CORPORATION+                                                                                    1,386,248

                                                                                                                         43,951,528
                                                                                                                   ----------------
MEDICAL EQUIPMENT & SUPPLIES: 0.62%
        235,395    MEDTRONIC INCORPORATED                                                                                13,278,632
         70,756    ST. JUDE MEDICAL INCORPORATED+                                                                         3,118,217
         26,238    VARIAN MEDICAL SYSTEMS INCORPORATED+                                                                   1,099,110

                                                                                                                         17,495,959
                                                                                                                   ----------------
MEDICAL MANAGEMENT SERVICES: 0.36%
         32,440    COVENTRY HEALTH CARE INCORPORATED+<<                                                                   2,018,092
         53,518    EXPRESS SCRIPTS INCORPORATED+                                                                          2,987,375
         56,201    MEDCO HEALTH SOLUTIONS INCORPORATED+<<                                                                 5,080,008

                                                                                                                         10,085,475
                                                                                                                   ----------------
MEDICAL PRODUCTS: 1.50%
         63,826    ALLERGAN INCORPORATED                                                                                  4,114,862
        133,818    BAXTER INTERNATIONAL INCORPORATED                                                                      7,531,277
        451,720    MERCK & COMPANY INCORPORATED                                                                          23,349,407
         49,246    STRYKER CORPORATION<<                                                                                  3,386,155
         49,020    ZIMMER HOLDINGS INCORPORATED+                                                                          3,970,130

                                                                                                                         42,351,831
                                                                                                                   ----------------
METAL MINING: 0.44%
         79,230    FREEPORT-MCMORAN COPPER & GOLD INCORPORATED CLASS B<<                                                  8,310,435
         93,720    NEWMONT MINING CORPORATION                                                                             4,192,096

                                                                                                                         12,502,531
                                                                                                                   ----------------
MINING & QUARRYING OF NONMETALLIC MINERALS, EXCEPT FUELS: 0.06%
         19,832    VULCAN MATERIALS COMPANY                                                                               1,768,023
                                                                                                                   ----------------
MISCELLANEOUS MANUFACTURING INDUSTRIES: 0.32%
         33,204    HASBRO INCORPORATED                                                                                      925,728
         81,902    MATTEL INCORPORATED                                                                                    1,921,421
         28,377    TIFFANY & COMPANY<<                                                                                    1,485,536
        103,184    TYCO INTERNATIONAL LIMITED                                                                             4,575,179

                                                                                                                          8,907,864
                                                                                                                   ----------------
MISCELLANEOUS RETAIL: 1.18%
         90,897    COSTCO WHOLESALE CORPORATION                                                                           5,578,349
        307,373    CVS CAREMARK CORPORATION                                                                              12,181,192
         12,628    DILLARD'S INCORPORATED CLASS A                                                                           275,669

32  Wells Fargo Advantage Master Portfolios

                                    Portfolio of Investments--September 30, 2007


INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
MISCELLANEOUS RETAIL (continued)
         56,615    OFFICE DEPOT INCORPORATED+                                                                      $      1,167,401
         15,634    OFFICEMAX INCORPORATED                                                                                   535,777
         28,596    RADIOSHACK CORPORATION<<                                                                                 590,793
        148,181    STAPLES INCORPORATED                                                                                   3,184,410
        206,239    WALGREEN COMPANY                                                                                       9,742,730

                                                                                                                         33,256,321
                                                                                                                   ----------------
MOTION PICTURES: 1.37%
        480,497    NEWS CORPORATION CLASS A<<                                                                            10,566,129
        774,044    TIME WARNER INCORPORATED                                                                              14,211,448
        402,853    WALT DISNEY COMPANY                                                                                   13,854,115

                                                                                                                         38,631,692
                                                                                                                   ----------------
MOTOR FREIGHT TRANSPORTATION & WAREHOUSING: 0.82%
         64,087    FEDEX CORPORATION                                                                                      6,713,113
        217,891    UNITED PARCEL SERVICE INCORPORATED CLASS B<<                                                          16,363,614

                                                                                                                         23,076,727
                                                                                                                   ----------------
NON-DEPOSITORY CREDIT INSTITUTIONS: 1.86%
         39,006    AMERICAN CAPITAL STRATEGIES LIMITED<<                                                                  1,666,726
        245,516    AMERICAN EXPRESS COMPANY                                                                              14,576,285
         86,693    CAPITAL ONE FINANCIAL CORPORATION<<                                                                    5,759,016
         39,601    CIT GROUP INCORPORATED                                                                                 1,591,960
        119,557    COUNTRYWIDE FINANCIAL CORPORATION<<                                                                    2,272,779
         99,053    DISCOVER FINANCIAL SERVICES                                                                            2,060,302
        202,047    FANNIE MAE                                                                                            12,286,478
        134,940    FREDDIE MAC                                                                                            7,962,809
         85,641    SLM CORPORATION+<<                                                                                     4,253,788

                                                                                                                         52,430,143
                                                                                                                   ----------------
OFFICE EQUIPMENT: 0.12%
       194,243     XEROX CORPORATION+                                                                                     3,368,174
                                                                                                                   ----------------
OIL & GAS EXTRACTION: 3.38%
         96,285    ANADARKO PETROLEUM CORPORATION<<                                                                       5,175,319
         68,910    APACHE CORPORATION                                                                                     6,206,035
         60,527    BJ SERVICES COMPANY                                                                                    1,606,992
         85,162    CHESAPEAKE ENERGY CORPORATION                                                                          3,002,812
         92,570    DEVON ENERGY CORPORATION                                                                               7,701,824
         30,718    ENSCO INTERNATIONAL INCORPORATED                                                                       1,723,280
         50,811    EOG RESOURCES INCORPORATED                                                                             3,675,160
        184,760    HALLIBURTON COMPANY<<                                                                                  7,094,784
         58,362    NABORS INDUSTRIES LIMITED+<<                                                                           1,795,799
         55,727    NOBLE CORPORATION                                                                                      2,733,409
        172,427    OCCIDENTAL PETROLEUM CORPORATION                                                                      11,049,122
         22,937    ROWAN COMPANIES INCORPORATED<<                                                                           839,035
        247,421    SCHLUMBERGER LIMITED                                                                                  25,979,205
         60,042    TRANSOCEAN INCORPORATED+<<                                                                             6,787,748
         69,945    WEATHERFORD INTERNATIONAL LIMITED+                                                                     4,698,905
         80,080    XTO ENERGY INCORPORATED                                                                                4,952,147

                                                                                                                         95,021,576
                                                                                                                   ----------------
PAPER & ALLIED PRODUCTS: 0.24%
         21,691    BEMIS COMPANY INCORPORATED<<                                                                             631,425
         89,173    INTERNATIONAL PAPER COMPANY<<                                                                          3,198,636

Portfolio of Investments--September 30, 2007

                                     Wells Fargo Advantage Master Portfolios  33


INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
PAPER & ALLIED PRODUCTS (continued)
         38,070    MEADWESTVACO CORPORATION                                                                        $      1,124,207
         27,132    PACTIV CORPORATION+                                                                                      777,603
         21,995    TEMPLE-INLAND INCORPORATED<<                                                                           1,157,597

                                                                                                                          6,889,468
                                                                                                                   ----------------
PERSONAL SERVICES: 0.09%
         27,998    CINTAS CORPORATION                                                                                     1,038,726
         67,379    H & R BLOCK INCORPORATED<<                                                                             1,427,087

                                                                                                                          2,465,813
                                                                                                                   ----------------
PETROLEUM REFINING & RELATED INDUSTRIES: 7.24%
         11,603    ASHLAND INCORPORATED                                                                                     698,617
        442,452    CHEVRON CORPORATION                                                                                   41,404,658
        337,734    CONOCOPHILLIPS                                                                                        29,642,913
      1,151,167    EXXON MOBIL CORPORATION                                                                              106,552,018
         57,421    HESS CORPORATION                                                                                       3,820,219
        141,367    MARATHON OIL CORPORATION<<                                                                             8,060,746
         39,125    MURPHY OIL CORPORATION<<                                                                               2,734,446
         24,981    SUNOCO INCORPORATED                                                                                    1,768,155
         28,401    TESORO PETROLEUM CORPORATION                                                                           1,307,014
        114,950    VALERO ENERGY CORPORATION                                                                              7,722,341

                                                                                                                        203,711,127
                                                                                                                   ----------------
PIPELINES: 0.15%
        124,582    THE WILLIAMS COMPANIES INCORPORATED                                                                    4,243,263
                                                                                                                   ----------------
PRIMARY METAL INDUSTRIES: 0.71%
        183,487    ALCOA INCORPORATED                                                                                     7,178,011
         21,216    ALLEGHENY TECHNOLOGIES INCORPORATED<<                                                                  2,332,699
         59,755    NUCOR CORPORATION                                                                                      3,553,630
         28,612    PRECISION CASTPARTS CORPORATION                                                                        4,234,004
         24,536    UNITED STATES STEEL CORPORATION                                                                        2,599,344

                                                                                                                         19,897,688
                                                                                                                   ----------------
PRINTING, PUBLISHING & ALLIED INDUSTRIES: 0.73%
        142,162    CBS CORPORATION CLASS B<<                                                                              4,478,103
         13,542    DOW JONES & COMPANY INCORPORATED                                                                         808,457
         18,628    E.W. SCRIPPS COMPANY CLASS A                                                                             782,376
         48,339    GANNETT COMPANY INCORPORATED                                                                           2,112,414
         70,341    MCGRAW-HILL COMPANIES INCORPORATED<<                                                                   3,581,060
          7,986    MEREDITH CORPORATION                                                                                     457,598
         29,872    NEW YORK TIMES COMPANY CLASS A<<                                                                         590,271
         46,098    RR DONNELLEY & SONS COMPANY                                                                            1,685,343
         15,977    TRIBUNE COMPANY+<<                                                                                       436,492
        142,512    VIACOM INCORPORATED CLASS B+<<                                                                         5,553,693

                                                                                                                         20,485,807
                                                                                                                   ----------------
RAILROAD TRANSPORTATION: 0.69%
         62,351    BURLINGTON NORTHERN SANTA FE CORPORATION                                                               5,061,031
         91,120    CSX CORPORATION                                                                                        3,893,558
         81,695    NORFOLK SOUTHERN CORPORATION<<                                                                         4,240,787
         55,293    UNION PACIFIC CORPORATION                                                                              6,251,427

                                                                                                                         19,446,803
                                                                                                                   ----------------

34  Wells Fargo Advantage Master Portfolios

                                    Portfolio of Investments--September 30, 2007


INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
REAL ESTATE: 0.04%
         40,925    CB RICHARD ELLIS GROUP INCORPORATED CLASS A+                                                    $      1,139,352
                                                                                                                   ----------------
RUBBER & MISCELLANEOUS PLASTICS PRODUCTS: 0.08%
         33,522    SEALED AIR CORPORATION<<                                                                                 856,822
         43,794    THE GOODYEAR TIRE & RUBBER COMPANY+<<                                                                  1,331,776

                                                                                                                          2,188,598
                                                                                                                   ----------------
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES: 2.92%
         48,835    AMERIPRISE FINANCIAL INCORPORATED                                                                      3,081,977
         24,102    BEAR STEARNS COMPANIES INCORPORATED<<                                                                  2,959,967
        196,716    CHARLES SCHWAB CORPORATION                                                                             4,249,066
         11,025    CME GROUP INCORPORATED                                                                                 6,475,534
         88,265    E*TRADE FINANCIAL CORPORATION+<<                                                                       1,152,741
         18,170    FEDERATED INVESTORS INCORPORATED CLASS B                                                                 721,349
         33,691    FRANKLIN RESOURCES INCORPORATED                                                                        4,295,603
         84,196    GOLDMAN SACHS GROUP INCORPORATED                                                                      18,248,641
         14,381    INTERCONTINENTAL EXCHANGE INCORPORATED+                                                                2,184,474
         27,556    LEGG MASON INCORPORATED                                                                                2,322,695
        110,168    LEHMAN BROTHERS HOLDINGS INCORPORATED                                                                  6,800,671
        178,895    MERRILL LYNCH & COMPANY INCORPORATED<<                                                                12,751,636
        218,463    MORGAN STANLEY                                                                                        13,763,169
         55,037    T. ROWE PRICE GROUP INCORPORATED<<                                                                     3,065,011

                                                                                                                         82,072,534
                                                                                                                   ----------------
STONE, CLAY, GLASS & CONCRETE PRODUCTS: 0.29%
        326,487    CORNING INCORPORATED                                                                                   8,047,905
                                                                                                                   ----------------
TOBACCO PRODUCTS: 1.22%
        436,951    ALTRIA GROUP INCORPORATED                                                                             30,381,203
         35,512    REYNOLDS AMERICAN INCORPORATED<<                                                                       2,258,208
         33,079    UST INCORPORATED                                                                                       1,640,718

                                                                                                                         34,280,129
                                                                                                                   ----------------
TRANSPORTATION BY AIR: 0.08%
        155,111    SOUTHWEST AIRLINES COMPANY                                                                             2,295,643
                                                                                                                   ----------------
TRANSPORTATION EQUIPMENT: 3.30%
        162,665    BOEING COMPANY                                                                                        17,078,198
         18,453    BRUNSWICK CORPORATION<<                                                                                  421,836
        435,786    FORD MOTOR COMPANY+<<                                                                                  3,699,823
         84,207    GENERAL DYNAMICS CORPORATION                                                                           7,112,965
        117,450    GENERAL MOTORS CORPORATION<<                                                                           4,310,415
         35,270    GENUINE PARTS COMPANY                                                                                  1,763,500
         25,995    GOODRICH CORPORATION                                                                                   1,773,639
         52,138    HARLEY-DAVIDSON INCORPORATED                                                                           2,409,297
        155,335    HONEYWELL INTERNATIONAL INCORPORATED                                                                   9,237,772
         37,584    ITT CORPORATION                                                                                        2,553,081
         41,096    JOHNSON CONTROLS INCORPORATED                                                                          4,853,849
         72,067    LOCKHEED MARTIN CORPORATION                                                                            7,818,549
         71,334    NORTHROP GRUMMAN CORPORATION                                                                           5,564,052
         51,598    PACCAR INCORPORATED                                                                                    4,398,730
         51,829    TEXTRON INCORPORATED                                                                                   3,224,282
        205,852    UNITED TECHNOLOGIES CORPORATION                                                                       16,566,969

                                                                                                                         92,786,957
                                                                                                                   ----------------

Portfolio of Investments--September 30, 2007

                                     Wells Fargo Advantage Master Portfolios  35


INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
TRANSPORTATION SERVICES: 0.07%
         35,824    C.H. ROBINSON WORLDWIDE INCORPORATED                                                            $      1,944,885
                                                                                                                   ----------------
TRAVEL & RECREATION: 0.16%
         90,567    CARNIVAL CORPORATION<<                                                                                 4,386,160
                                                                                                                   ----------------
WHOLESALE TRADE NON-DURABLE GOODS: 0.65%
         37,396    AMERISOURCEBERGEN CORPORATION<<                                                                        1,695,161
         17,948    BROWN-FORMAN CORPORATION CLASS B<<                                                                     1,344,485
         26,883    DEAN FOODS COMPANY+                                                                                      687,667
         61,437    MCKESSON CORPORATION                                                                                   3,611,881
         80,246    NIKE INCORPORATED CLASS B                                                                              4,707,230
         43,607    SUPERVALU INCORPORATED                                                                                 1,701,109
        126,604    SYSCO CORPORATION                                                                                      4,505,836

                                                                                                                         18,253,369
                                                                                                                   ----------------
WHOLESALE TRADE-DURABLE GOODS: 0.31%
         88,338    KIMBERLY-CLARK CORPORATION                                                                             6,206,628
         29,047    PATTERSON COMPANIES INCORPORATED+<<                                                                    1,121,505
         14,888    W.W. GRAINGER INCORPORATED                                                                             1,357,629

                                                                                                                          8,685,762
                                                                                                                   ----------------

TOTAL COMMON STOCKS (COST $2,026,272,917)                                                                             2,795,727,847
                                                                                                                   ----------------
RIGHTS: 0.00%
         32,300    SEAGATE TECHNOLOGY RIGHTS+(a)                                                                                  0

TOTAL RIGHTS (COST $0)                                                                                                            0
                                                                                                                   ----------------

COLLATERAL FOR SECURITIES LENDING: 15.69%

COLLATERAL INVESTED IN MONEY MARKET FUNDS: 0.69%

      7,131,235    AIM SHORT-TERM INVESTMENT COMPANY - LIQUID ASSETS PORTFOLIO                                            7,131,235
      6,143,657    BLACKROCK TEMP FUND B #24 MONEY MARKET FUND                                                            6,143,657
      6,143,657    SCUDDER DAILY ASSETS MONEY MARKET FUND                                                                 6,143,657

                                                                                                                         19,418,549
                                                                                                                   ----------------

PRINCIPAL                                                                           INTEREST RATE   MATURITY DATE
COLLATERAL INVESTED IN OTHER ASSETS: 15.00%
$     4,914,925    ALPINE SECURITIZATION CORPORATION                                     5.30%        10/03/2007          4,913,500
        819,154    ATLANTIC ASSET SECURITIZATION CORPORATION++                           5.30         10/02/2007            819,031
      4,095,771    ATLANTIC ASSET SECURITIZATION CORPORATION                             5.30         10/24/2007          4,082,050
      2,047,886    ATLAS CAPITAL FUNDING CORPORATION SERIES MTN1+/-++                    5.03         10/25/2007          2,047,906
      2,047,886    BANCO SANTANDER TOTTA LOAN+/-++                                       5.76         10/15/2008          2,047,619
      2,047,886    BANK OF IRELAND SERIES EXTC+/-++                                      5.35         10/14/2008          2,044,793
      2,867,040    BANK OF MONTREAL                                                      5.08         10/22/2007          2,866,638
      7,372,388    BARCLAYS REPURCHASE AGREEMENT - 102% COLLATERALIZED (MATURITY
                   VALUE $7,375,706)                                                     5.40         10/01/2007          7,372,388
      2,867,040    BARTON CAPITAL CORPORATION                                            5.23         10/02/2007          2,866,610
      2,703,209    BARTON CAPITAL CORPORATION                                            5.24         10/15/2007          2,697,694
      2,229,902    BARTON CAPITAL CORPORATION                                            5.27         10/19/2007          2,224,059
      4,095,771    BEAR STEARNS & COMPANY INCORPORATED INTERNATIONAL REPURCHASE
                   AGREEMENT - 102% COLLATERALIZED (MATURITY VALUE $4,097,580)           5.30         10/01/2007          4,095,771
     11,468,159    BEAR STEARNS & COMPANY INCORPORATED REPURCHASE AGREEMENT -
                   102% COLLATERALIZED (MATURITY VALUE $11,473,272)                      5.35         10/01/2007         11,468,159

36  Wells Fargo Advantage Master Portfolios

                                    Portfolio of Investments--September 30, 2007


INDEX PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL          SECURITY NAME                                                   INTEREST RATE   MATURITY DATE         VALUE
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$     1,638,308    BNP PARIBAS+/-                                                       5.33%        05/07/2008    $      1,637,145
        881,599    BNP PARIBAS REPURCHASE AGREEMENT - 102% COLLATERALIZED
                   (MATURITY VALUE $881,988)                                            5.29         10/01/2007             881,599
     12,287,313    BNP PARIBAS REPURCHASE AGREEMENT - 102% COLLATERALIZED
                   (MATURITY VALUE $12,292,771)                                         5.33         10/01/2007          12,287,313
      2,211,716    CAFCO LLC++                                                          5.20         10/02/2007           2,211,385
      1,228,731    CANCARA ASSET SECURITIZATION LIMITED++                               5.19         10/17/2007           1,225,868
      2,785,124    CHARIOT FUNDING LLC                                                  5.18         10/18/2007           2,778,217
      2,867,040    CHARIOT FUNDING LLC++                                                5.31         10/09/2007           2,863,685
      2,867,040    CHARIOT FUNDING LLC++                                                5.37         10/04/2007           2,865,778
      5,324,502    CHEYNE FINANCE LLC+/-++^^                                            4.98         02/25/2008           5,100,820
      4,095,771    CHEYNE FINANCE LLC+/-++^^                                            5.29         05/19/2008           4,095,771
        819,154    CIT GROUP INCORPORATED+/-                                            5.67         12/19/2007             814,755
        903,118    CIT GROUP INCORPORATED+/-                                            5.73         11/23/2007             898,051
     13,985,579    CITIGROUP REPURCHASE AGREEMENT - 102% COLLATERALIZED
                   (MATURITY VALUE $13,991,791)                                         5.33         10/01/2007          13,985,579
        409,577    CLIPPER RECEIVABLES CORPORATION++                                    5.22         10/01/2007             409,577
        409,577    COMERICA BANK+/-                                                     5.82         02/08/2008             409,888
     26,160,423    CREDIT SUISSE FIRST BOSTON REPURCHASE AGREEMENT - 102%
                   COLLATERALIZED (MATURITY VALUE $26,172,086)                          5.35         10/01/2007          26,160,423
      4,914,925    CULLINAN FINANCE CORPORATION+/-++                                    5.11         02/25/2008           4,914,925
      2,047,886    CULLINAN FINANCE CORPORATION+/-++                                    5.32         02/12/2008           2,047,742
      6,143,657    CULLINAN FINANCE CORPORATION+/-++                                    5.32         08/04/2008           6,142,305
     12,287,313    EBBETS FUNDING LLC++                                                 5.90         10/01/2007          12,287,313
      4,505,348    ERASMUS CAPITAL CORPORATION++                                        5.34         10/10/2007           4,499,446
        819,154    ERASMUS CAPITAL CORPORATION++                                        5.65         10/01/2007             819,154
      4,095,771    FAIRWAY FINANCE CORPORATION++                                        5.25         10/10/2007           4,090,406
      3,276,617    FAIRWAY FINANCE CORPORATION++                                        5.30         10/05/2007           3,274,717
      2,047,886    FALCON ASSET SECURITIZATION CORPORATION                              5.35         11/06/2007           2,037,155
      8,191,542    FIVE FINANCE INCORPORATED+/-++                                       5.30         07/09/2008           8,185,399
      3,022,679    FOUNTAIN SQUARE COMMERCIAL FUNDING CORPORATION                       5.38         10/31/2007           3,009,470
      2,047,886    GALLEON CAPITAL LLC++                                                5.25         10/02/2007           2,047,578
      3,358,532    GALLEON CAPITAL LLC++                                                5.28         10/01/2007           3,358,532
      2,129,801    GALLEON CAPITAL LLC                                                  5.34         10/19/2007           2,124,221
        819,154    HARRIER FINANCE FUNDING LLC+/-                                       5.15         04/25/2008             819,154
      2,047,886    HARRIER FINANCE FUNDING LLC+/-++                                     5.31         01/11/2008           2,045,940
      4,095,771    HUDSON-THAMES LLC+/-++                                               5.67         06/16/2008           4,099,375
      5,324,502    ING (USA) ANNUITY & LIFE INSURANCE COMPANY+/-                        5.82         08/16/2008           5,324,503
      2,047,886    INTESA BANK (IRELAND) PLC SERIES BKNT+/-++                           5.14         10/24/2008           2,046,309
     47,510,945    JPMORGAN CHASE SECURITIES CORPORATION REPURCHASE AGREEMENT -
                   102% COLLATERALIZED (MATURITY VALUE $47,532,127)                     5.35         10/01/2007          47,510,945
      6,471,318    K2 (USA) LLC                                                         6.11         10/05/2007           6,467,565
      4,710,137    KESTREL FUNDING US LLC+/-++                                          5.10         02/25/2008           4,705,804
        819,154    KESTREL FUNDING US LLC+/-                                            5.15         04/25/2008             819,154
      1,228,731    KESTREL FUNDING US LLC                                               5.88         10/09/2007           1,227,294
      3,276,617    LIBERTY STREET FUNDING CORPORATION                                   5.28         10/01/2007           3,276,617
      4,095,771    LINKS FINANCE LLC+/-++                                               5.32         08/15/2008           4,089,546
      5,488,333    LIQUID FUNDING LIMITED+/-++                                          5.34         11/13/2007           5,488,333
      6,061,741    LIQUID FUNDING LIMITED+/-++                                          5.70         06/11/2008           6,066,712
      1,728,415    METLIFE GLOBAL FUNDING I+/-++                                        5.43         10/05/2007           1,728,415

Portfolio of Investments--September 30, 2007

                                     Wells Fargo Advantage Master Portfolios  37


INDEX PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL          SECURITY NAME                                                   INTEREST RATE   MATURITY DATE         VALUE
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$    26,746,266    MORGAN STANLEY REPURCHASE AGREEMENT - 102% COLLATERALIZED
                   (MATURITY VALUE $26,758,146)                                         5.33%        10/01/2007    $     26,746,266
        378,859    MORGAN STANLEY SERIES EXL+/-                                         5.83         10/14/2008             378,461
      7,190,126    NORTH SEA FUNDING LLC                                                5.36         10/15/2007           7,175,458
      4,095,771    NORTH SEA FUNDING LLC++                                              5.45         10/03/2007           4,094,583
      4,095,771    NORTHERN ROCK PLC+/-++SS.                                            5.78         11/04/2008           4,078,610
      1,096,684    PERRY GLOBAL FUNDING LLC SERIES A                                    5.59         10/11/2007           1,095,083
      2,334,590    PREMIUM ASSET TRUST+/-++                                             5.33         12/21/2007           2,335,080
      2,047,886    PREMIUM ASSET TRUST SERIES 06-B++                                    5.50         12/16/2007           2,047,886
      1,556,393    PYXIS MASTER TRUST SERIES 2007-3+/-++                                5.51         11/27/2007           1,556,393
        331,348    RACERS TRUST SERIES 2004-6-MM+/-++                                   5.19         03/24/2008             330,956
      6,553,234    REGENCY MARKETS #1 LLC++                                             5.21         10/12/2007           6,542,749
      3,112,786    REGENCY MARKETS #1 LLC++                                             5.25         10/04/2007           3,111,417
      1,638,308    ROYAL BANK OF SCOTLAND GROUP PLC                                     5.55         10/05/2007           1,638,341
      5,815,995    SCALDIS CAPITAL LIMITED++                                            5.26         10/04/2007           5,813,436
      5,652,164    SCALDIS CAPITAL LIMITED                                              5.29         10/22/2007           5,634,869
      5,324,502    SEDNA FINANCE INCORPORATED                                           5.38         10/09/2007           5,318,273
      2,948,955    SEDNA FINANCE INCORPORATED+/-++                                      5.79         04/10/2008           2,947,068
      1,228,731    SHEFFIELD RECEIVABLES CORPORATION++                                  5.25         10/05/2007           1,228,019
      2,088,843    SHIPROCK FINANCE SERIES 2007-4A+/-++                                 5.82         04/11/2008           2,088,843
      1,597,351    SKANDINAVISKA ENSKILDA BANKEN AB (NEW YORK)+/-                       5.11         02/29/2008           1,597,081
      2,047,886    SKANDINAVISKA ENSKILDA BANKEN AB (NEW YORK)+/-                       5.70         02/04/2008           2,049,626
      1,638,308    SLM CORPORATION+/-++                                                 5.81         05/12/2008           1,623,941
      2,539,378    STANFIELD VICTORIA FUNDING LLC+/-++                                  5.36         04/03/2008           2,538,489
      4,095,771    STANFIELD VICTORIA FUNDING LLC+/-++                                  5.57         02/15/2008           4,096,181
      4,095,771    TANGO FINANCE CORPORATION                                            5.37         10/04/2007           4,093,969
      4,996,841    THAMES ASSET GLOBAL SECURITIZATION #1 INCORPORATED++                 5.30         10/15/2007           4,986,647
        491,493    THAMES ASSET GLOBAL SECURITIZATION #1 INCORPORATED                   5.31         10/17/2007             490,347
        473,553    THE TRAVELERS INSURANCE COMPANY+/-                                   5.89         02/08/2008             473,544
      1,708,100    THUNDER BAY FUNDING INCORPORATED                                     5.32         10/25/2007           1,702,122
      4,007,466    THUNDER BAY FUNDING INCORPORATED++                                   5.33         10/02/2007           4,006,865
        655,323    TULIP FUNDING CORPORATION++                                          5.25         10/04/2007             655,035
      3,276,617    TULIP FUNDING CORPORATION                                            5.27         10/26/2007           3,264,657
      2,047,886    UNICREDITO ITALIANO BANK (IRELAND) SERIES EXL+/-++                   5.77         10/08/2008           2,044,077
      2,047,886    UNICREDITO ITALIANO BANK (IRELAND) SERIES LIB+/-++                   5.84         10/08/2008           2,044,138
        819,154    VERSAILLES CDS LLC++                                                 5.24         10/03/2007             818,917
      3,276,617    VERSAILLES CDS LLC                                                   5.39         10/16/2007           3,269,441
      4,095,771    VERSAILLES CDS LLC                                                   5.40         10/23/2007           4,082,624
      3,522,363    VICTORIA FINANCE LLC+/-++                                            5.32         07/28/2008           3,515,213
      2,047,886    VICTORIA FINANCE LLC+/-++                                            5.34         08/07/2008           2,047,886
      4,095,771    WHITE PINE FINANCE LLC+/-++                                          5.46         02/22/2008           4,096,181
      1,638,308    ZELA FINANCE CORPORATION                                             5.32         10/26/2007           1,632,329

                                                                                                                        422,017,202
                                                                                                                   ----------------

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $441,435,751)                                                             441,435,751
                                                                                                                   ----------------

38  Wells Fargo Advantage Master Portfolios

                                    Portfolio of Investments--September 30, 2007


INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
SHORT-TERM INVESTMENTS: 0.54%

MUTUAL FUNDS: 0.48%
     13,587,513    WELLS FARGO ADVANTAGE MONEY MARKET TRUST~+++                                                    $     13,587,513
                                                                                                                   ----------------

PRINCIPAL                                                                          INTEREST RATE   MATURITY DATE
US TREASURY BILLS: 0.06%
$       150,000    US TREASURY BILL^#                                                   3.99%        02/07/2008             147,930
        585,000    US TREASURY BILL^#                                                   4.16         02/07/2008             576,925
        330,000    US TREASURY BILL^#                                                   4.17         02/07/2008             325,445
        585,000    US TREASURY BILL^#                                                   4.89         11/08/2007             582,636
         10,000    US TREASURY BILL^#                                                   4.93         02/07/2008               9,862

                                                                                                                          1,642,798
                                                                                                                   ----------------

TOTAL SHORT-TERM INVESTMENTS (COST $15,228,863)                                                                          15,230,311
                                                                                                                   ----------------
TOTAL INVESTMENTS IN SECURITIES
(COST $2,482,937,531)*                            115.56%                                                          $  3,252,393,909

OTHER ASSETS AND LIABILITIES, NET                 (15.56)                                                              (438,038,743)
                                                  ------                                                           ----------------

TOTAL NET ASSETS                                  100.00%                                                          $  2,814,355,166
                                                  ------                                                           ----------------

--------------------------------------------------------------------------------
+     Non-income earning securities.

<<    All or a portion of this security is on loan. (See Note 2)

(a) Security fair valued in accordance with the procedures approved by the Board of Trustees.

+/-   Variable rate investments.

++ Securities that may be resold to "qualified institutional buyers" under rule 144A or securities offered pursuant to section 4(2) of the Securities Act of 1933, as amended.

^^ This security is currently in default with regards to scheduled interest or principal payments.

ss. These securities are subject to a demand feature which reduces the effective maturity.

^     Zero coupon bond. Interest rate presented is yield to maturity.

#     Security pledged as collateral for futures transactions. (See Note 2)

~ This Wells Fargo Advantage Fund invests cash balances that it retains for liquidity purposes in a Wells Fargo Advantage Money Market Fund. The fund does not pay an investment advisory fee for such investments.

+++   Security of an affiliate of the fund with a cost of $29,432,231.

* Cost for federal income tax purposes is $2,499,757,046 and net unrealized appreciation (depreciation) consists of:

      Gross unrealized appreciation                   $ 862,763,094
      Gross unrealized depreciation                    (110,126,231)
                                                      -------------
      Net unrealized appreciation (depreciation)      $ 752,636,863

The accompanying notes are an integral part of these financial statements.

Statements of Assets and Liabilities--September 30, 2007

                                     Wells Fargo Advantage Master Portfolios  39


                                                                                Index
                                                                              Portfolio
------------------------------------------------------------------------------------------
ASSETS
   Investments
      In securities, at market value ..................................   $  2,772,659,199
      Collateral for securities loaned (Note 2) .......................        441,435,751
      Investments in affiliates .......................................         38,298,959
                                                                          ----------------
   Total investments at market value (see cost below) .................      3,252,393,909
                                                                          ----------------
   Foreign currency, at value .........................................                  0
   Receivable for investments sold ....................................          1,898,956
   Receivables for dividends and interest .............................          3,240,256
                                                                          ----------------
Total assets ..........................................................      3,257,533,121
                                                                          ----------------

LIABILITIES
   Payable for daily variation margin on futures contracts ............             66,625
   Foreign taxes payable ..............................................                  0
   Payable for investments purchased ..................................          1,428,404
   Payable to investment advisor and affiliates (Note 3) ..............            201,114
   Payable for securities loaned (Note 2) .............................        441,435,751
   Accrued expenses and other liabilities .............................             46,061
                                                                          ----------------
Total liabilities .....................................................        443,177,955
                                                                          ----------------
TOTAL NET ASSETS ......................................................   $  2,814,355,166
                                                                          ================

Investments at cost ...................................................   $  2,482,937,531
                                                                          ----------------
Foreign currencies at cost ............................................   $              0
                                                                          ----------------
Securities on loan, at market value (Note 2) ..........................   $    427,958,769
                                                                          ----------------

--------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

40  Wells Fargo Advantage Master Portfolios

                 Statements of Operations--For the Year Ended September 30, 2007


                                                                                Index
                                                                              Portfolio
------------------------------------------------------------------------------------------
INVESTMENT INCOME
   Dividends 1 ........................................................   $     52,074,957
   Interest ...........................................................             45,385
   Income from affiliated securities ..................................          1,714,933
   Securities lending income, net .....................................            393,163
                                                                          ----------------
Total investment income ...............................................         54,228,438
                                                                          ----------------
EXPENSES
   Advisory fees ......................................................          2,315,769
   Custody fees .......................................................            551,055
   Accounting fees ....................................................                  0
   Professional fees ..................................................             46,601
   Shareholder reports ................................................             25,365
   Trustees' fees .....................................................              8,955
   Other fees and expenses ............................................             33,863
                                                                          ----------------
Total expenses ........................................................          2,981,608
                                                                          ----------------
LESS
   Waived fees and reimbursed expenses (Note 3) .......................           (272,898)
   Net expenses .......................................................          2,708,710
                                                                          ----------------
Net investment income (loss) ..........................................         51,519,728
                                                                          ----------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

NET REALIZED GAIN (LOSS) FROM
   Securities, foreign currencies and foreign currency translation ....        115,265,086
   Futures transactions ...............................................          1,919,641
                                                                          ----------------
Net realized gain and loss from investments ...........................        117,184,727
                                                                          ----------------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF
   Securities, foreign currencies and foreign currency translation ....        244,793,951
   Futures transactions ...............................................            315,228
                                                                          ----------------
Net change in unrealized appreciation (depreciation) of investments ...        245,109,179
                                                                          ----------------
Net realized and unrealized gain (loss) on investments ................        362,293,906
                                                                          ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS .......   $    413,813,634
                                                                          ================

1 Net of foreign withholding taxes of .................................   $              0

--------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets

                                     Wells Fargo Advantage Master Portfolios  41


                                                                                                        INDEX PORTFOLIO
                                                                                            ---------------------------------------
                                                                                                  For the              For the
                                                                                                Year Ended           Year Ended
                                                                                            September 30, 2007   September 30, 2006
-----------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   Beginning net assets .................................................................   $    2,548,093,616   $    2,151,037,408

OPERATIONS
   Net investment income (loss) .........................................................           51,519,728           43,311,188
   Net realized gain (loss) on investments ..............................................          117,184,727           73,306,134
   Net change in unrealized appreciation (depreciation) of investments ..................          245,109,179          122,263,467
                                                                                            ---------------------------------------
Net increase (decrease) in net assets resulting from operations .........................          413,813,634          238,880,789
                                                                                            ---------------------------------------
CAPITAL SHARES TRANSACTIONS

TRANSACTIONS IN INVESTORS' BENEFICIAL INTERESTS
   Contributions ........................................................................          226,915,817          501,457,635
   Withdrawals ..........................................................................         (374,467,901)        (343,282,216)
                                                                                            ---------------------------------------
Net increase (decrease) from transactions in investors' beneficial interests ............         (147,552,084)         158,175,419
                                                                                            ---------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS ...................................................          266,261,550          397,056,208
                                                                                            =======================================
ENDING NET ASSETS .......................................................................   $    2,814,355,166   $    2,548,093,616
                                                                                            =======================================

--------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

42  Wells Fargo Advantage Master Portfolios                 Financial Highlights


                                                         Ratio to Average Net Assets (Annualized) 1
                                                       -----------------------------------------------               Portfolio
                                                       Net Investment    Gross     Expenses      Net       Total      Turnover
                                                        Income (Loss)   Expenses    Waived    Expenses   Return 2       Rate
------------------------------------------------------------------------------------------------------------------------------
INDEX PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
October 1, 2006 to September 30, 2007 ..............        1.86%         0.11%     (0.01)%     0.10%      16.35%       8%
October 1, 2005 to September 30, 2006 ..............        1.86%         0.11%      0.00%      0.11%      10.70%       9%
October 1, 2004 to September 30, 2005 ..............        2.08%         0.12%     (0.08)%     0.04%      12.23%       8%
October 1, 2003 to September 30, 2004 ..............        1.71%         0.17%     (0.14)%     0.03%      13.87%       2%
October 1, 2002 to September 30, 2003 ..............        1.70%         0.18%     (0.05)%     0.13%      24.42%       3%
October 1, 2001 to September 30, 2002 ..............        1.40%         0.18%     (0.05)%     0.13%     (20.52)%      4%

--------------------------------------------------------------------------------
1 During each period, various fees and expenses were waived and reimbursed, as indicated. The ratio of Gross Expenses to Average Net Assets reflects the expense ratio in the absence of any waivers and reimbursements
      (Note 3).

2 Total return calculations do not include any sales charges, and would have been lower had certain expenses not been waived or reimbursed during the periods shown. Returns for periods less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Notes to Financial Statements        Wells Fargo Advantage Master Portfolios  43


1. ORGANIZATION

Wells Fargo Master Trust (the "Trust") is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). The Trust currently has 23 separate investment portfolios (each, a "Fund" and collectively, the "Funds"). These financial statements are for Index Portfolio.

Interests in the Funds are sold without any sales charge in private placement transactions to qualified investors, including open-end management investment companies.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Trust, are in conformity with accounting principles generally accepted in the United States of America ("GAAP") for investment companies.

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Under the Trust's organizational documents, their officers and directors are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust's maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

SECURITIES VALUATION

Investments in securities are valued each business day as of the close of regular trading on the New York Stock Exchange, which is usually 4:00 p.m. (Eastern Time). Securities which are traded on a national or foreign securities exchange are valued at the last reported sales price. Securities listed on The NASDAQ Stock Market, Inc. ("NASDAQ") are valued at the NASDAQ Official Closing Price ("NOCP"), and if no NOCP is available, then at the last reported sales price. If no sales price is shown on NASDAQ, the bid price will be used. In the absence of any sale of securities listed on the NASDAQ, and in the case of other securities, including U.S. Government obligations, but excluding debt securities maturing in 60 days or less, the price will be deemed "stale" and the valuations will be determined in accordance with the Funds' Fair Valuation Procedures.

Debt securities maturing in 60 days or less generally are valued at amortized cost. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity, which approximates market value.

Investments which are not valued using any of the methods discussed above are valued at their fair value as determined by procedures approved by the Board of Trustees.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Securities transactions are recorded on a trade date basis. Realized gains or losses are reported on the basis of identified cost of securities delivered. Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily using the interest method.

Dividend income is recognized on the ex-dividend date, except for certain dividends from foreign securities, which are recorded as soon as the Fund is informed of the ex-dividend date. Dividend income from foreign securities is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

FEDERAL INCOME TAXES

Each Fund of the Trust is treated as a separate entity for federal income tax purposes. The Funds of the Trust are not required to pay federal income taxes on their net investment income and net capital gain as they are treated as partnerships for federal income tax purposes. All interest, dividends, gains and losses of a Fund are deemed to have

44  Wells Fargo Advantage Master Portfolios        Notes to Financial Statements


been "passed through" to the interestholders in proportion to their holdings of the Fund regardless of whether such interest, dividends, or gains have been distributed by the Fund.

FUTURES CONTRACTS

The Fund may purchase futures contracts to gain exposure to market changes, which may be more efficient or cost effective than actually buying the securities. A futures contract is an agreement between parties to buy or sell a security at a set price on a future date. Upon entering into such a contract, a Fund is required to pledge to the broker an amount of cash, U.S. Government obligations or other high-quality debt securities equal to the minimum "initial margin" requirements of the exchange on which the futures contract is traded. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Pursuant to regulations and/or published positions of the Securities and Exchange Commission (the "SEC") for long futures positions, the Fund is required to segregate highly liquid securities as permitted by the SEC in connection with futures transactions in an amount generally equal to the value of the underlying contracts. Risks of entering into futures contracts include the possibility that there may be an illiquid market and that a change in the value of the contract may not correlate with changes in the value of the underlying securities. At September 30, 2007, the Fund held open futures contracts:

---------------------------------------------------------------------------------------
                                                            Notional     Net Unrealized
                                                            Contract      Appreciation/
PORTFOLIO         Contracts    Type     Expiration Date      Amount      (Depreciation)
---------------------------------------------------------------------------------------
INDEX PORTFOLIO    41 Long    S&P 500    December 2007    $ 15,209,597      $ 555,928
---------------------------------------------------------------------------------------

SECURITY LOANS

The Fund may loan securities in return for securities, irrevocable letters of credit or cash collateral, which is invested in various short-term fixed income securities. A Fund may receive compensation for lending securities in the form of fees or by retaining a portion of interest on the investment securities or cash received as collateral. A Fund also continues to receive interest or dividends on the securities loaned. Security loans are secured at all times by collateral. The collateral is equal to at least 102% of the market value of the securities loaned plus accrued interest when the transaction is entered into. The collateral supporting loans of domestic and foreign equity securities and corporate bonds are remarked daily while collateral supporting loans of U.S. Government securities are remarked back to 102% only if the given collateral falls below 100% of the market value of the securities loans plus any accrued interest. Gain or loss in the market price of the securities loaned that may occur during the term of the loan are reflected in the value of the Fund. The risks from securities lending are that the borrower may not provide additional collateral when required or return the securities when due or when called for by the Fund. Wells Fargo Bank, N.A., the Funds' custodian, acts as the securities lending agent for the Funds and receives for its services 25% of the revenues earned on the securities lending activities (reduced from 30% effective September 1, 2007) and incurs all expenses. The value of the securities on loan and the value of the related collateral at September 30, 2007, are shown on the Statement of Assets and Liabilities.

3. EXPENSES

ADVISORY FEES

The Trust has entered into an advisory contract with Wells Fargo Funds Management, LLC ("Funds Management"). The adviser is responsible for implementing investment policies and guidelines and for supervising the subadviser, who is responsible for day-to-day portfolio management.

Pursuant to the contract, Funds Management is entitled to receive an advisory fee for its services as adviser. Funds Management may retain the services of certain investment subadvisers to provide daily portfolio management. The fees related to subadvisory services are borne directly by the adviser and do not increase the overall fees paid by a Fund to the adviser. Funds Management and the investment subadviser(s) are entitled to be paid a monthly fee at the following annual rates:

Notes to Financial Statements        Wells Fargo Advantage Master Portfolios  45


----------------------------------------------------------------------------------------------------------------------------
                                                            Advisory                                            Subadvisory
                                                           Fees (% of                                            Fees (% of
                                       Average Daily      Average Daily                     Average Daily      Average Daily
PORTFOLIO                                Net Assets        Net Assets)     Subadviser        Net Assets        Net Assets)
----------------------------------------------------------------------------------------------------------------------------
INDEX PORTFOLIO                      First $500 million       0.100       Wells Capital   First $100 million       0.050
                                      Next $500 million       0.100        Management      Next $100 million       0.030
                                        Next $2 billion       0.075                        Over $200 million       0.020
                                        Next $2 billion       0.075
                                        Over $5 billion       0.050
----------------------------------------------------------------------------------------------------------------------------

ADMINISTRATION AND TRANSFER AGENT FEES

Currently, there are no administration or transfer agency fees charged to the Master Trust.

CUSTODY FEES

The Trust has entered into a contract with Wells Fargo Bank, N.A. ("WFB"), whereby WFB is responsible for providing custody services. Pursuant to the contract, WFB is entitled to a monthly fee for custody services at the following annual rates:

--------------------------------------------------------------------------------
                                                                % of Average
PORTFOLIO                                                      Daily Net Assets
--------------------------------------------------------------------------------
INDEX PORTFOLIO                                                      0.02
--------------------------------------------------------------------------------

OTHER FEES

PFPC Inc. ("PFPC") serves as fund accountant for the Trust. PFPC currently does not receive a fee for its services, but is entitled to be reimbursed for all out-of-pocket expenses reasonably incurred in providing these services.

Each Fund also bears its share of other fees and expenses incurred in the normal course of business, including but not limited to: professional fees, registration fees, shareholder reporting costs, and Trustees fees and expenses. The Trust compensates its independent Trustees for their services, plus travel and other expenses incurred in attending Board meetings.

WAIVED FEES AND REIMBURSED EXPENSES

All amounts shown as waived fees or reimbursed expenses on the Statement of Operations, for the year ended September 30, 2007, were waived by Funds Management, first from advisory fees, and then any remaining amount consecutively from custody fees collected, if any.

4. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, exclusive of short-term securities (securities with maturities of one year or less at purchase date) and U.S. Government obligations for the year ended September 30, 2007, were as follows:

--------------------------------------------------------------------------------
PORTFOLIO               Purchases at Cost                        Sales Proceeds
--------------------------------------------------------------------------------
INDEX PORTFOLIO            210,351,705                            308,052,606
--------------------------------------------------------------------------------

5. NEW ACCOUNTING PRONOUNCEMENTS

In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 48 ("FIN 48"), "Accounting for Uncertainty in Income Taxes". This standard defines the threshold for recognizing the benefits of tax-return positions in the financial statements as "more-likely-than-not" to be sustained by the taxing authority and requires measurement of a tax position meeting the more-likely-than-not criterion, based on the largest benefit that is more than 50 percent likely to be realized. FIN 48 is effective as of the beginning of the first fiscal year beginning after December 15, 2006 (January 1, 2007 for calendar-year companies), with early application permitted if no interim financial statements have been issued. In December 2006, the SEC issued a letter allowing for an implementation delay for funds until the last NAV calculation in the first required reporting period for fiscal years beginning after December 15, 2006. At adoption, companies must adjust their financial statements to reflect only those tax positions that are more-likely-than-not to be sustained as of the adoption date. As of September 30, 2007, Management does not believe the impact of the adoption of FIN 48 will be material to the financial statements.

In September 2006, the FASB issued Statement on Financial Accounting Standards ("SFAS") No. 157, "Fair Value Measurements." This standard establishes a single authoritative definition of fair value, sets out a framework for measuring

46  Wells Fargo Advantage Master Portfolios        Notes to Financial Statements


fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of September 30, 2007, Management does not believe the adoption of SFAS No. 157 will impact the financial statement amounts, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.

Report of Independent Registered Public Accounting Firm

                                     Wells Fargo Advantage Master Portfolios  47


BOARD OF TRUSTEES AND INTERESTHOLDERS OF
WELLS FARGO MASTER TRUST:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the Index Portfolio (the "Portfolio"), one of the portfolios constituting the Wells Fargo Master Trust, as of September 30, 2007, and the related statement of operations for the year then ended, statements of changes in net assets for each of the years in the two year period then ended and the financial highlights for each of the years in the five year period then ended. These financial statements and financial highlights are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2007, by correspondence with the custodian and brokers. As to securities purchased or sold but not yet received or delivered, we performed other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Index Portfolio of Wells Fargo Master Trust as of September 30, 2007, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two year period then ended and the financial highlights for each of the years in the five year period then ended, in conformity with U.S. generally accepted accounting standards.

                                                  /s/ KPMG LLP

Philadelphia, Pennsylvania
November 21, 2007

48  Wells Fargo Advantage Index Fund                           Other Information


PROXY VOTING INFORMATION

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222, visiting our Web site at WWW.WELLSFARGO.COM/ADVANTAGEFUNDS, or visiting the SEC Web site at WWW.SEC.GOV. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Funds'Web site at WWW.WELLSFARGO.COM/ADVANTAGEFUNDS or by visiting the SEC Web site at WWW.SEC.GOV.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for each Fund are publicly available on the Funds'Web site (WWW.WELLSFARGO.COM/ADVANTAGEFUNDS) on a monthly, 30-day or more delayed basis. In addition, top ten holdings information for each Fund is publicly available on the Funds'Web site on a monthly, seven-day or more delayed basis. Each Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available without charge by visiting the SEC Web site at WWW.SEC.GOV. In addition, each Fund's Form N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

BOARD OF TRUSTEES

The following table provides basic information about the Board of Trustees (the "Trustees") of the Wells Fargo Funds Trust (the "Trust"). This table supplements, and should be read in conjunction with, the Prospectus and the Statement of Additional Information 1 of each Fund. Each of the Trustees listed below acts in identical capacities for each of the 149 funds comprising the Trust, Wells Fargo Variable Trust and Wells Fargo Master Trust (collectively the "Fund Complex"). All of the non-interested Trustees are also members of the Audit and Governance Committees of each Trust in the Fund Complex. The address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

NON-INTERESTED TRUSTEES

------------------------------------------------------------------------------------------------------------------------------------
                       Position Held and
Name and Age           Length of Service 2         Principal Occupations During Past Five Years                  Other Directorships
------------------------------------------------------------------------------------------------------------------------------------
Thomas S. Goho         Trustee, since 1987         Education Consultant to the Director of the Institute for     None
65                                                 Executive Education of the Babcock Graduate School of
                                                   Management of Wake Forest University. Prior thereto, the
                                                   Thomas Goho Chair of Finance of Wake Forest University,
                                                   Calloway School of Business and  Accountancy, from 2006-
                                                   2007 and Associate Professor of Finance from 1999-2005.
------------------------------------------------------------------------------------------------------------------------------------
Peter G. Gordon        Trustee, since 1998         Chairman,CEO and Co-Founder of Crystal Geyser Water Company   None
65                     (Chairman since 2005)       and President of Crystal Geyser Roxane Water Company.
                       (Lead Trustee since 2001)
------------------------------------------------------------------------------------------------------------------------------------
Richard M. Leach       Trustee, since 1987         Retired. Prior thereto, President of Richard M. Leach         None
74                                                 Associates (a financial consulting firm).
------------------------------------------------------------------------------------------------------------------------------------
Olivia S. Mitchell     Trustee, since 2006         Professor of Insurance and Risk Management, Wharton School,   None
54                                                 University of Pennsylvania. Director of the Boettner Center
                                                   on Pensions and Retirement Research. Research Associate and
                                                   Board Member, Penn Aging Research Center. Research
                                                   Associate, National Bureau of Economic Research.
------------------------------------------------------------------------------------------------------------------------------------
Timothy J. Penny       Trustee, since 1996         Senior Counselor to the public relations firm of Himle-       None
55                                                 Horner and Senior Fellow at the Humphrey Institute,
                                                   Minneapolis, Minnesota (a public policy organization).
------------------------------------------------------------------------------------------------------------------------------------
Donald C. Willeke      Trustee, since 1996         Principal of the law firm of Willeke & Daniels.               None
67
------------------------------------------------------------------------------------------------------------------------------------

Other Information                           Wells Fargo Advantage Index Fund  49


INTERESTED TRUSTEE 3

------------------------------------------------------------------------------------------------------------------------------------
                       Position Held and
Name and Age           Length of Service 2         Principal Occupations During Past Five Years                  Other Directorships
------------------------------------------------------------------------------------------------------------------------------------
J. Tucker Morse        Trustee, since 1987         Private Investor/Real Estate Developer. Prior thereto,        None
63                                                 Chairman of Whitepoint Capital, LLC until 2004.
------------------------------------------------------------------------------------------------------------------------------------

OFFICERS

------------------------------------------------------------------------------------------------------------------------------------
                       Position Held and
Name and Age           Length of Service 2         Principal Occupations During Past Five Years                  Other Directorships
------------------------------------------------------------------------------------------------------------------------------------
Karla M. Rabusch       President, since 2003       Executive Vice President of Wells Fargo Bank, N.A. and        None
48                                                 President of Wells Fargo Funds Management, LLC since 2003.
                                                   Senior Vice President and Chief Administrative Officer of
                                                   Wells Fargo Funds Management, LLC from 2001 to 2003.
------------------------------------------------------------------------------------------------------------------------------------
C. David Messman       Secretary, since 2000;      Senior Vice President and Secretary of Wells Fargo Funds      None
47                     Chief Legal Counsel         Management, LLC since 2001. Vice President and Managing
                       since 2003                  Senior Counsel of Wells Fargo Bank, N.A. since 1996.
------------------------------------------------------------------------------------------------------------------------------------
Stephen W. Leonhardt   Treasurer, since 2007       Vice President and Manager of Fund Accounting, Reporting      None
48                                                 and Tax for Wells Fargo Funds Management, LLC since 2007.
                                                   From 2002 to 2004, Controller for Sungard Transaction
                                                   Networks. Chief Operating Officer for UMB Fund Services,
                                                   Inc. from 2004 to 2005. Director of Fund Administration and
                                                   SEC Reporting for TIAA-CREF from 2005 to 2007.
------------------------------------------------------------------------------------------------------------------------------------
Dorothy A. Peters      Chief Compliance Officer,   Head of Mutual Fund Compliance for Wells Fargo Bank and       None
45                     since 2004                  Wells Fargo Funds Management, LLC from 1995 to 2002; Chief
                                                   Compliance Officer of Wells Fargo Funds Management, LLC
                                                   since 2004.
------------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1 The Statement of Additional Information includes additional information about the Funds'Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the Funds'Web site at WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

2 Length of service dates reflects a Trustee's commencement of service with the Trust's predecessor entities.

3 As of September 30, 2007, one of the seven Trustees is considered an "interested person" of the Trusts as defined in the Investment Company Act of 1940. The interested Trustee, J. Tucker Morse, is affiliated with a government securities dealer that is registered under the Securities Exchange Act of 1934, which is not itself affiliated with Wells Fargo Funds Management, LLC.

50  Wells Fargo Advantage Index Fund                       List of Abbreviations


The following is a list of common abbreviations for terms and entities which may have appeared in this report.

ABAG  -- Association of Bay Area Governments
ADR   -- American Depositary Receipt
AMBAC -- American Municipal Bond Assurance Corporation
AMT   -- Alternative Minimum Tax
ARM   -- Adjustable Rate Mortgages
BART  -- Bay Area Rapid Transit
CDA   -- Community Development Authority
CDO   -- Collateralized Debt Obligation
CDSC  -- Contingent Deferred Sales Charge
CGIC  -- Capital Guaranty Insurance Company
CGY   -- Capital Guaranty Corporation
COP   -- Certificate of Participation
CP    -- Commercial Paper
CTF   -- Common Trust Fund
DW&P  -- Department of Water & Power
DWR   -- Department of Water Resources
ECFA  -- Educational & Cultural Facilities Authority
EDFA  -- Economic Development Finance Authority
ETET  -- Eagle Tax-Exempt Trust
FFCB  -- Federal Farm Credit Bank
FGIC  -- Financial Guaranty Insurance Corporation
FHA   -- Federal Housing Authority
FHAG  -- Federal Housing Agency
FHLB  -- Federal Home Loan Bank
FHLMC -- Federal Home Loan Mortgage Corporation
FNMA  -- Federal National Mortgage Association
GDR   -- Global Depositary Receipt
GNMA  -- Government National Mortgage Association
GO    -- General Obligation
HCFR  -- Healthcare Facilities Revenue
HEFA  -- Health & Educational Facilities Authority
HEFAR -- Higher Education Facilities Authority Revenue
HFA   -- Housing Finance Authority
HFFA  -- Health Facilities Financing Authority
IDA   -- Industrial Development Authority
IDAG  -- Industrial Development Agency
IDR   -- Industrial Development Revenue
LIBOR -- London Interbank Offered Rate
LLC   -- Limited Liability Corporation
LOC   -- Letter of Credit
LP    -- Limited Partnership
MBIA  -- Municipal Bond Insurance Association
MFHR  -- Multi-Family Housing Revenue
MTN   -- Medium Term Note
MUD   -- Municipal Utility District
PCFA  -- Pollution Control Finance Authority
PCR   -- Pollution Control Revenue
PFA   -- Public Finance Authority
PFFA  -- Public Facilities Financing Authority
plc   -- Public Limited Company
PSFG  -- Public School Fund Guaranty
R&D   -- Research & Development
RDA   -- Redevelopment Authority
RDFA  -- Redevelopment Finance Authority
REITS -- Real Estate Investment Trusts
SFHR  -- Single Family Housing Revenue
SFMR  -- Single Family Mortgage Revenue
SLMA  -- Student Loan Marketing Association
TBA   -- To Be Announced
TRAN  -- Tax Revenue Anticipation Notes
USD   -- Unified School District
XLCA  -- XL Capital Assurance

        ----------------
[LOGO]  WELLS  ADVANTAGE
        FARGO  FUNDS
        ----------------

More information about WELLS FARGO ADVANTAGE FUNDS is available free upon request. To obtain literature, please write, e-mail, visit the Funds' Web site, or call:

WELLS FARGO ADVANTAGE FUNDS
P.O. Box 8266
Boston, MA 02266-8266
E-mail: wfaf@wellsfargo.com

Web site: www.wellsfargo.com/advantagefunds
Individual Investors: 1-800-222-8222
Retail Investment Professionals: 1-888-877-9275
Institutional Investment Professionals: 1-866-765-0778

THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL INFORMATION OF THE SHAREHOLDERS OF WELLS FARGO ADVANTAGE FUNDS. IF THIS REPORT IS USED FOR PROMOTIONAL PURPOSES, DISTRIBUTION OF THE REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENT PROSPECTUS. FOR A PROSPECTUS CONTAINING MORE COMPLETE INFORMATION, INCLUDING CHARGES AND EXPENSES, CALL 1-800-222-8222 OR VISIT THE FUNDS' WEB SITE AT WWW.WELLSFARGO.COM/ADVANTAGEFUNDS. PLEASE CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES, AND EXPENSES OF THE INVESTMENT CAREFULLY BEFORE INVESTING. THIS AND OTHER INFORMATION ABOUT WELLS FARGO ADVANTAGE FUNDS CAN BE FOUND IN THE CURRENT PROSPECTUS. READ THE PROSPECTUS CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

"Dow Jones" and "Dow Jones Target Date Indexes" are service marks of Dow Jones & Company, Inc. and have been licensed for use for certain purposes by Global Index Advisors, Inc. and Wells Fargo Funds Management, LLC. The Dow Jones Target Date Indexes are based in part on the Lehman Brothers Bond Indexes, which are published by Lehman Brothers Inc. The WELLS FARGO ADVANTAGE DOW JONES TARGET DATE FUNDS, based on the Dow Jones Target Date Indexes, are not sponsored, endorsed, sold or promoted by Dow Jones or Lehman Brothers, and neither Dow Jones nor Lehman Brothers makes any representation regarding the advisability of investing in such product(s) and/or about the quality, accuracy and/or completeness of the Dow Jones Target Date Indexes or the Lehman Brothers Bond Indexes. IN NO EVENT SHALL DOW JONES, LEHMAN BROTHERS OR ANY OF THEIR LICENSORS HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for WELLS FARGO ADVANTAGE FUNDS. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by WELLS FARGO FUNDS DISTRIBUTOR, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

                -----------------------------------------------------
                NOT FDIC INSURED o NO BANK GUARANTEE o MAY LOSE VALUE
                -----------------------------------------------------

--------------------------------------------------------------------------------
(C) 2007 Wells Fargo     www.wellsfargo.com/advantagefunds          107237 11-07
Funds Management, LLC.                                        AEGNLD/AR112 10-07
All rights reserved.

ITEM 2.  CODE OF ETHICS
=======================

As of the end of the period, September 30, 2007, Wells Fargo Funds Trust has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer. A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT
=========================================

The Board of Trustees of Wells Fargo Funds Trust has determined that Thomas S. Goho is an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mr. Goho is independent for purposes of Item 3 of Form N-CSR.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES
======================
(a)
AUDIT FEES - Provided below are the aggregate fees billed for the fiscal years ended September 30, 2006 and September 30, 2007 for professional services rendered by the principal accountant for the audit of the Registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements.

          For the fiscal years ended September 30, 2006 and September 30, 2007, the Audit Fees were $ 1,865,100 and

          $ 1,857,600, respectively.

(b)
AUDIT-RELATED FEES - There were no audit-related fees incurred for the fiscal years ended September 30, 2006 and September 30, 2007 for assurance and related services by the principal accountant for the Registrant.

(c)
TAX FEES - Provided below are the aggregate fees billed for the fiscal years ended September 30, 2006 and September 30, 2007 for professional services rendered by the principal accountant for the Registrant for tax compliance, tax advice, and tax planning.

          For the fiscal years ended September 30, 2006 and September 30, 2007, the Tax Fees were $ 130,340 and $110,800, respectively. The incurred Tax Fees are comprised of excise tax review services.

          For the fiscal years ended September 30, 2006 and September 30, 2007, the Tax Fees were $ 176,940 and $179,830 respectively. The incurred Tax Fees are comprised of tax preparation and consulting services.

(d)
ALL OTHER FEES - There were no other fees incurred for the fiscal years ended September 30, 2006 and September 30, 2007.

(e)(1)
The Chairman of the Audit Committees is authorized to pre-approve: (1) audit services to the mutual funds of Wells Fargo Funds Trust, Wells Fargo Variable Trust and Wells Fargo Master Trust (the "Funds"); (2) non-audit tax or compliance consulting or training services provided to the Funds by the independent auditors ("Auditors") if the fees for any particular engagement are not anticipated to exceed $50,000; and (3) non-audit tax or compliance consulting or training services provided by the Auditors to a Fund's investment adviser and its controlling entities (where pre-approval is required because the engagement relates directly to the operations and financial reporting of the
Fund) if the fee to the Auditors for any particular engagement is not anticipated to exceed $50,000. For any such pre-approval sought from the Chairman, Management shall prepare a brief description of the proposed services. If the Chairman approves of such service, he or she shall sign the statement prepared by Management. Such written statement shall be presented to the full Committees at their next regularly scheduled meetings.

(e)(2)
Not Applicable.

(f) Not Applicable.

(g)
Provided below are the aggregate non-audit fees billed for the fiscal years ended July 31, 2006 and September 30, 2007, by the principal accountant for services rendered to the Registrant, and rendered to the Registrant's investment adviser, and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant.

          For the fiscal years ended September 30, 2006 and September 30, 2007, the Registrant incurred non-audit fees in the amount of $170,000 and $170,000, respectively. The non-audit fees consist of SAS70 control reviews of Wells Fargo Bank, N.A., the Funds' custodian.

          For the fiscal years ended September 30, 2006 and September 30, 2007, the Registrant's investment adviser incurred non-audit fees in the amount of $ 44,000and $ 44,000, respectively. The non-audit fees for the year-ended June 30, 2007 relates to examination of securities pursuant to rule 206 (4)-2 under the Investment Advisors Act of 1940.

(h)
The Registrant's audit committee of the board of directors has determined that non-audit services rendered to the registrant's investment adviser, that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of the Regulation S-X, does not compromise the independence of the principal accountant.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS
==============================================
Not applicable.


ITEMS 6.  SCHEDULE OF INVESTMENTS
=================================
The Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.


ITEM 7.  DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR
    CLOSED-END MANAGEMENT INVESTMENT COMPANIES
===============================================================
Not applicable.


ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES
=============================================================================
Not applicable.


ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASES
=============================================================================
Not applicable.


ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECUIRTY HOLDERS
============================================================
Not applicable.


ITEM 11.  CONTROLS AND PROCEDURES
================================

(a) The President and Treasurer have concluded that the Wells Fargo Funds Trust (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no significant changes in the Trust's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second quarter of the period covered by this report that materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 12. EXHIBITS
=================
(a)(1) Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as Exhibit 10a.

(a)(2) Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)(3) Not applicable.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is filed and attached hereto as Exhibit 99.906CERT.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


                             Wells Fargo Funds Trust

                             By: /s/ Karla M. Rabusch

                                     Karla M. Rabusch
                                     President

Date: November 19, 2007

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the date indicated.



                             By: /s/ Karla M. Rabusch

                                     Karla M. Rabusch
                                     President

Date: November 19, 2007


                             By: /s/ Stephen W. Leonhardt


                                     Stephen W. Leonhardt
                                     Treasurer

Date: November 19, 2007

                                  CERTIFICATION


I, Karla M. Rabusch, certify that:

1. I have reviewed this report on Form N-CSR of Wells Fargo Funds Trust on behalf of the following series: Wells Fargo Advantage Asia Pacific Fund, Wells Fargo Advantage Overseas Fund, Wells Fargo Advantage Emerging Markets Focus Fund, Wells Fargo Advantage International Core Fund, Wells Fargo Advantage International Equity Fund, Wells Fargo Advantage Aggressive Allocation Fund, Wells Fargo Advantage Asset Allocation Fund, Wells Fargo Advantage Conservative Allocation Fund, Wells Fargo Advantage Growth Balanced Fund, Wells Fargo Advantage Moderate Balanced Fund, Wells Fargo Advantage Balanced Fund, Wells Fargo Advantage C&B Large Cap Value Fund, Wells Fargo Advantage Diversified Equity Fund, Wells Fargo Advantage Diversified Small Cap Fund, Wells Fargo Advantage Emerging Growth Fund, Wells Fargo Advantage Equity Income Fund, Wells Fargo Advantage Equity Value Fund, Wells Fargo Advantage Growth Equity Fund, Wells Fargo Advantage International Value Fund, Wells Fargo Advantage Large Cap Appreciation Fund, Wells Fargo Advantage Large Company Growth Fund, Wells Fargo Advantage Small Company Growth Fund, Wells Fargo Advantage Small Company Value Fund, Wells Fargo Advantage Strategic Small Cap Value Fund, and Wells Fargo Advantage Index Fund;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the financial statements, and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report;

4. The registrant's other certifying officers and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) for the registrant and have:

              a) designed such disclosure controls and procedures or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

              b) designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

              c) evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing of this report based on such evaluation; and

              d) disclosed in this report any change in the registrant's internal controls over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officers and I have disclosed, based on our most recent evaluation, to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):


              a) all significant deficiencies in the design or operation of internal controls over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

              b) any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal controls over financial reporting.



Date: November 19, 2007

/s/ Karla M. Rabusch
-----------------------
Karla M. Rabusch
President
Wells Fargo Funds Trust
                                                                 Exhibit 99.CERT

                                  CERTIFICATION


I, Stephen W. Leonhardt certify that:

1. I have reviewed this report on Form N-CSR of Wells Fargo Funds Trust on behalf of the following series: Wells Fargo Advantage Asia Pacific Fund, Wells Fargo Advantage Overseas Fund, Wells Fargo Advantage Emerging Markets Focus Fund, Wells Fargo Advantage International Core Fund, Wells Fargo Advantage International Equity Fund, Wells Fargo Advantage Aggressive Allocation Fund, Wells Fargo Advantage Asset Allocation Fund, Wells Fargo Advantage Conservative Allocation Fund, Wells Fargo Advantage Growth Balanced Fund, Wells Fargo Advantage Moderate Balanced Fund, Wells Fargo Advantage Balanced Fund, Wells Fargo Advantage C&B Large Cap Value Fund, Wells Fargo Advantage Diversified Equity Fund, Wells Fargo Advantage Diversified Small Cap Fund, Wells Fargo Advantage Emerging Growth Fund, Wells Fargo Advantage Equity Income Fund, Wells Fargo Advantage Equity Value Fund, Wells Fargo Advantage Growth Equity Fund, Wells Fargo Advantage International Value Fund, Wells Fargo Advantage Large Cap Appreciation Fund, Wells Fargo Advantage Large Company Growth Fund, Wells Fargo Advantage Small Company Growth Fund, Wells Fargo Advantage Small Company Value Fund, Wells Fargo Advantage Strategic Small Cap Value Fund, and Wells Fargo Advantage Index Fund;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the financial statements, and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report;

4. The registrant's other certifying officers and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) for the registrant and have:

              a) designed such disclosure controls and procedures or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;


              b) designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;


              c) evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing of this report based on such evaluation; and


              d) disclosed in this report any change in the registrant's internal controls over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officers and I have disclosed, based on our most recent evaluation, to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):


              a) all significant deficiencies in the design or operation of internal controls over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

              b) any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal controls over financial reporting.



Date: November 19, 2007

/s/ Stephen W. Leonhardt
------------------------
Stephen W. Leonhardt
Treasurer
Wells Fargo Funds Trust
                                                                 Exhibit 99.CERT

                            SECTION 906 CERTIFICATION
                            -------------------------


         Pursuant to 18 U.S.C. ss. 1350, the undersigned officer of Wells Fargo Funds Trust (the "Trust"), hereby certifies, to the best of her knowledge, that the Trust's report on Form N-CSR for the period ended September 30, 2007 (the "Report") fully complies with the requirements of Section 15(d) of the Securities Exchange Act of 1934 and that the information contained in the Report fairly presents, in all material respects, the financial condition and results of operations of the Trust.


         Date: November 19, 2007

                             By: /s/ Karla M. Rabusch

                             Karla M. Rabusch
                             President
                             Wells Fargo Funds Trust

This certification is being furnished to the Securities and Exchnage Commission pursuant to Rule 30a-2(b) under the Investment Company Act of 1940, as amended, and 18 U.S.C. Section 1350 and is not being filed as part of the Form N-CSR with the Securities and Exchange Commission.

                            SECTION 906 CERTIFICATION
                            -------------------------


         Pursuant to 18 U.S.C. ss. 1350, the undersigned officer of Wells Fargo Funds Trust (the "Trust"), hereby certifies, to the best of his knowledge, that the Trust's report on Form N-CSR for the period ended September 30, 2007 (the "Report") fully complies with the requirements of Section 15(d) of the Securities Exchange Act of 1934 and that the information contained in the Report fairly presents, in all material respects, the financial condition and results of operations of the Trust.


         Date: November 19, 2007

                             By: /s/ Stephen W. Leonhardt

                             Stephen W. Leonhardt
                             Treasurer
                             Wells Fargo Funds Trust

This certification is being furnished to the Securities and Exchnage Commission pursuant to Rule 30a-2(b) under the Investment Company Act of 1940, as amended, and 18 U.S.C. Section 1350 and is not being filed as part of the Form N-CSR with the Securities and Exchange Commission.